UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2025 – December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

(b) Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named Mark Wehrle as an Audit Committee financial expert serving on its Audit Committee. Mark Wehrle is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Trustees as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2024, and December 31, 2025. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2024	$2,040,200	$41,400	$0	$0
2025	$2,003,750	$57,400	$0	$0

The above Audit-Related Fees for 2024 and 2025 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s registration statement filings.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2024	$0	$0	$0
2025	$0	$0	$0

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditor’s independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2024, was $41,400. The aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2025, was $57,400.

(h) For the fiscal years ended December 31, 2024, and December 31, 2025, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and concluded that such services were compatible with maintaining KPMG’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the financial statements under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

JACKSON®

Annual Financial Statements

DECEMBER 31, 2025

JNL Series Trust

Issued by Jackson National Life Insurance Company
One Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

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- ☐ Annual and semi-annual reports (variable products only)
- ☐ Prospectuses and prospectus supplements (variable life and variable and registered index-linked annuities only)

This consent will continue until revoked and will cover delivery to you in the form of an email or by notice to you of a document's availability on the Jackson National Life Insurance Company (also referred to as Jackson®) website. For jointly owned contracts, all joint owners are consenting to electronic delivery and use of the single email address below. Please contact the Jackson Customer Care Center or go to Jackson.com to update your email address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson's website (Jackson.com) is required for electronic delivery of contract-related correspondence. Electronic delivery may only be requested by contract owner(s) and not by a Power of Attorney.

VADV7338 01/26

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The computer hardware and software requirements that are necessary to receive, process, and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with internet access, an active email account, and Adobe Acrobat Reader. If you don't already have Adobe Acrobat Reader, you can download it free from adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of internet access and of such computer and related hardware and software as may be necessary for you to receive, process, and retain electronic communications from Jackson. Please make certain you have given Jackson a current email address. Also let Jackson know if that email address changes. We may need to notify you of a document's availability through email. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form.

VADV7338 01/26

1 Corporate Way
Lansing, MI 48951

Toll Free: 1-800-644-4565

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

Dear Client:

If you are a current member of a household with multiple variable products, and have not instructed Jackson otherwise, you currently receive only one copy of the following general documents: Prospectus, Annual and Semi-Annual Tailored Shareholder Reports (“TSRs”), and other documents as permitted under applicable federal laws relating to Jackson’s variable products and their underlying investment options.

These general documents do not contain specific information regarding individual contracts or policies. This delivery policy does not apply to account statements, confirmation statements, or other documents reflecting transaction activity, which you will continue to receive individually.

We will continue to send one such copy of these general documents unless we receive a request to receive these separately for each product. You may choose to receive a separate copy of these general documents at any time by contacting us toll-free at 1-800-644-4565. Once we receive your request, we will start sending you separate copies within 30 days of receipt of your request.

If you have not previously elected to receive your prospectus and other documents electronically and would like to do so, please register for Jackson’s Electronic Delivery Program, visit JacksonEdelivery.com, or contact our Customer Care Center at 866/349-4564, Monday through Friday. Our Go Paperless process is quick and easy for contract and policyholders– just have your contract or policy number available when you register.

Jackson appreciates your cooperation as we do our part to aid the environment by reducing the amount of paper we distribute. While we’re committed to providing you with the information you need in the format you prefer, we are always looking for new ways to operate more efficiently and provide the best customer service possible.

Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan)

and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

CMC22048 05/21

JNL Series Trust

December 31, 2025

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds® Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds® Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds® Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund, JNL Moderate Growth ETF Allocation Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager Floating Rate Income Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL S&P 500 Index Fund, JNL/AB Sustainable Global Thematic Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/DoubleLine® Total Return Fund, JNL/Dreyfus Government Money Market Fund, JNL/Fidelity Institutional Asset Management® Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Quality Growth Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/William Blair International Leaders Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	132,886	3,655,694
Total Investment Companies (cost $3,271,924)		3,655,694
Total Investments 100.0% (cost $3,271,924)		3,655,694
Other Assets and Liabilities, Net (0.0)%		(1,226)
Total Net Assets 100.0%		3,654,468

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	52,734	502,029
Total Investment Companies (cost $505,350)		502,029
Total Investments 100.0% (cost $505,350)		502,029
Other Assets and Liabilities, Net (0.0)%		(161)
Total Net Assets 100.0%		501,868

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	38,673	560,365
Total Investment Companies (cost $445,120)		560,365
Total Investments 100.0% (cost $445,120)		560,365
Other Assets and Liabilities, Net (0.0)%		(218)
Total Net Assets 100.0%		560,147

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	30,423	310,926
Total Investment Companies (cost $352,406)		310,926
Total Investments 100.0% (cost $352,406)		310,926
Other Assets and Liabilities, Net (0.0)%		(120)
Total Net Assets 100.0%		310,806

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	29,189	1,132,237
Total Investment Companies (cost $1,027,543)		1,132,237
Total Investments 100.0% (cost $1,027,543)		1,132,237
Other Assets and Liabilities, Net (0.0)%		(419)
Total Net Assets 100.0%		1,131,818

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	29,638	601,939
Total Investment Companies (cost $625,584)		601,939
Total Investments 100.0% (cost $625,584)		601,939
Other Assets and Liabilities, Net (0.0)%		(216)
Total Net Assets 100.0%		601,723

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	62,286	8,786,114
Total Investment Companies (cost $6,381,328)		8,786,114
Total Investments 100.0% (cost $6,381,328)		8,786,114
Other Assets and Liabilities, Net (0.0)%		(2,501)
Total Net Assets 100.0%		8,783,613

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	185,392	12,556,598
Total Investment Companies (cost $9,743,735)		12,556,598
Total Investments 100.0% (cost $9,743,735)		12,556,598
Other Assets and Liabilities, Net (0.0)%		(4,591)
Total Net Assets 100.0%		12,552,007

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	65,024	1,451,987
Total Investment Companies (cost $1,277,090)		1,451,987
Total Investments 100.0% (cost $1,277,090)		1,451,987
Other Assets and Liabilities, Net (0.0)%		(576)
Total Net Assets 100.0%		1,451,411

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	46,217	1,500,659
Total Investment Companies (cost $1,169,483)		1,500,659
Total Investments 100.0% (cost $1,169,483)		1,500,659
Other Assets and Liabilities, Net (0.0)%		(643)
Total Net Assets 100.0%		1,500,016

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	234,812	4,268,888
Total Investment Companies (cost $3,270,797)		4,268,888
Total Investments 100.0% (cost $3,270,797)		4,268,888
Other Assets and Liabilities, Net (0.0)%		(1,711)
Total Net Assets 100.0%		4,267,177

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (97.9%) (a)	102,686	1,027,887
Total Investment Companies (cost $1,016,241)		1,027,887
Total Investments 100.0% (cost $1,016,241)		1,027,887
Other Assets and Liabilities, Net (0.0)%		(226)
Total Net Assets 100.0%		1,027,661

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.6%) (a)	80,478	927,102
Total Investment Companies (cost $792,466)		927,102
Total Investments 100.0% (cost $792,466)		927,102
Other Assets and Liabilities, Net (0.0)%		(264)
Total Net Assets 100.0%		926,838

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.5%) (a)	248,456	3,073,406
Total Investment Companies (cost $2,542,219)		3,073,406
Total Investments 100.0% (cost $2,542,219)		3,073,406
Other Assets and Liabilities, Net (0.0)%		(512)
Total Net Assets 100.0%		3,072,894

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.6%) (a)	251,338	3,242,262
Total Investment Companies (cost $2,515,834)		3,242,262
Total Investments 100.0% (cost $2,515,834)		3,242,262
Other Assets and Liabilities, Net (0.0)%		(626)
Total Net Assets 100.0%		3,241,636

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.6%) (a)	200,535	2,350,272
Total Investment Companies (cost $1,999,509)		2,350,272
Total Investments 100.0% (cost $1,999,509)		2,350,272
Other Assets and Liabilities, Net (0.0)%		(469)
Total Net Assets 100.0%		2,349,803

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 56.6%
JNL Multi-Manager Mid Cap Fund - Class I (7.5%) (a)	4,114	86,814
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	904	42,716
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	1,923	43,475
JNL Multi-Manager U.S. Select Equity Fund - Class I (12.3%) (a)	9,015	171,551
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	267	21,139
JNL/JPMorgan U.S. Value Fund - Class I (1.1%) (a)	678	14,721
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.6%) (a)	605	37,128
	Shares	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund - Class I (33.3%) (a)	2,221	25,521
JNL/Morningstar Wide Moat Index Fund - Class I (3.5%) (a)	2,729	29,122
JNL/Newton Equity Income Fund - Class I (2.5%) (a)	2,431	99,261
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (7.5%) (a)	6,335	72,213
JNL/T. Rowe Price Growth Stock Fund - Class I (0.6%) (a)	567	63,565
JNL/T. Rowe Price Value Fund - Class I (2.1%) (a)	2,595	87,571
JNL/WMC Equity Income Fund - Class I (3.1%) (a)	1,262	29,020
		823,817
International Equity 21.7%
JNL Multi-Manager International Small Cap Fund - Class I (11.5%) (a)	5,851	80,507
JNL/Causeway International Value Select Fund - Class I (4.4%) (a)	5,008	124,040
JNL/WCM Focused International Equity Fund - Class I (5.1%) (a)	6,694	111,929
		316,476
Emerging Markets Equity 9.3%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (7.3%) (a)	9,495	102,550
JNL/GQG Emerging Markets Equity Fund - Class I (4.3%) (a)	1,957	32,791
		135,341
Global Equity 6.4%
JNL/Loomis Sayles Global Growth Fund - Class I (9.7%) (a)	4,455	93,695
Alternative 3.1%
Jackson Real Assets Fund - Class I (4.3%) (a)	1,425	15,404
JNL Multi-Manager Alternative Fund - Class I (3.0%) (a)	2,025	29,304
		44,708
Domestic Fixed Income 2.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	2,800	42,809
Total Investment Companies (cost $1,190,242)		1,456,846
Total Investments 100.0% (cost $1,190,242)		1,456,846
Other Assets and Liabilities, Net (0.0)%		(347)
Total Net Assets 100.0%		1,456,499

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 59.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.2%) (a)	3,866	59,120
JNL/DoubleLine Total Return Fund - Class I (3.6%) (a)	5,466	64,822
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.6%) (a)	4,142	56,083
JNL/Lord Abbett Short Duration Income Fund - Class I (2.4%) (a)	1,703	17,286
JNL/PIMCO Income Fund - Class I (2.4%) (a)	3,477	46,448
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.4%) (a)	847	11,532
JNL/PIMCO Real Return Fund - Class I (1.5%) (a)	1,345	17,232
JNL/PPM America High Yield Bond Fund - Class I (0.5%) (a)	334	7,209
JNL/PPM America Investment Grade Credit Fund - Class I (1.5%) (a)	256	2,873
JNL/PPM America Total Return Fund - Class I (3.9%) (a)	3,792	53,160
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.3%) (a)	634	8,623
		344,388
Alternative 12.3%
Jackson Credit Opportunities Fund - Class I (5.0%) (a)	2,752	29,414
Jackson Real Assets Fund - Class I (3.6%) (a)	1,182	12,775

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
JNL Multi-Manager Alternative Fund - Class I (3.0%) (a)	1,984	28,710
		70,899
Domestic Equity 9.9%
JNL Multi-Manager Mid Cap Fund - Class I (0.9%) (a)	475	10,017
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	253	5,726
JNL Multi-Manager U.S. Select Equity Fund - Class I (1.7%) (a)	1,232	23,444
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	179	7,314
JNL/T. Rowe Price Growth Stock Fund - Class I (0.0%) (a)	39	4,379
JNL/WMC Equity Income Fund - Class I (0.6%) (a)	252	5,793
		56,673
Domestic Balanced 6.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	1,089	34,699
Emerging Markets Fixed Income 5.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.3%) (a)	2,162	28,759
International Equity 3.8%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	484	11,987
JNL/WCM Focused International Equity Fund - Class I (0.5%) (a)	602	10,074
		22,061
Emerging Markets Equity 3.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.2%) (a)	1,619	17,486
Total Investment Companies (cost $521,221)		574,965
Total Investments 100.0% (cost $521,221)		574,965
Other Assets and Liabilities, Net (0.0)%		(145)
Total Net Assets 100.0%		574,820

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 47.9%
JNL Multi-Manager Mid Cap Fund - Class I (11.4%) (a)	6,273	132,359
JNL Multi-Manager Small Cap Growth Fund - Class I (2.9%) (a)	1,451	68,556
JNL Multi-Manager Small Cap Value Fund - Class I (4.0%) (a)	3,085	69,760
JNL Multi-Manager U.S. Select Equity Fund - Class I (20.7%) (a)	15,148	288,263
JNL/JPMorgan MidCap Growth Fund - Class I (1.3%) (a)	605	47,933
JNL/JPMorgan U.S. Value Fund - Class I (1.6%) (a)	981	21,293
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.6%) (a)	698	42,835
JNL/Morningstar SMID Moat Focus Index Fund - Class I (45.9%) (a)	3,060	35,162
JNL/Morningstar Wide Moat Index Fund - Class I (6.7%) (a)	5,256	56,078
JNL/Newton Equity Income Fund - Class I (4.0%) (a)	3,815	155,781
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (13.0%) (a)	11,003	125,435
JNL/T. Rowe Price Growth Stock Fund - Class I (1.1%) (a)	976	109,323
JNL/T. Rowe Price Value Fund - Class I (3.1%) (a)	3,956	133,517
JNL/WMC Equity Income Fund - Class I (5.9%) (a)	2,430	55,886
		1,342,181
International Equity 19.0%
JNL Multi-Manager International Small Cap Fund - Class I (16.1%) (a)	8,195	112,760
JNL/Causeway International Value Select Fund - Class I (7.9%) (a)	9,099	225,395
JNL/WCM Focused International Equity Fund - Class I (8.8%) (a)	11,630	194,447
		532,602
	Shares	Value ($)
Domestic Fixed Income 10.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.4%) (a)	5,946	90,908
JNL/DoubleLine Total Return Fund - Class I (5.4%) (a)	8,251	97,853
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.1%) (a)	4,635	62,760
JNL/Lord Abbett Short Duration Income Fund - Class I (3.0%) (a)	2,083	21,144
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.7%) (a)	1,023	13,917
JNL/PPM America High Yield Bond Fund - Class I (1.3%) (a)	908	19,572
		306,154
Alternative 8.5%
Jackson Credit Opportunities Fund - Class I (15.9%) (a)	8,680	92,785
Jackson Real Assets Fund - Class I (13.4%) (a)	4,400	47,564
JNL Multi-Manager Alternative Fund - Class I (10.2%) (a)	6,823	98,724
		239,073
Emerging Markets Equity 8.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (12.0%) (a)	15,667	169,208
JNL/GQG Emerging Markets Equity Fund - Class I (7.4%) (a)	3,349	56,136
		225,344
Global Equity 4.7%
JNL/Loomis Sayles Global Growth Fund - Class I (13.7%) (a)	6,275	131,966
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (8.1%) (a)	2,110	28,060
Total Investment Companies (cost $2,365,840)		2,805,380
Total Investments 100.0% (cost $2,365,840)		2,805,380
Other Assets and Liabilities, Net (0.0)%		(734)
Total Net Assets 100.0%		2,804,646

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 40.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.4%) (a)	7,878	120,459
JNL/DoubleLine Total Return Fund - Class I (7.2%) (a)	10,932	129,659
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.1%) (a)	9,212	124,730
JNL/Lord Abbett Short Duration Income Fund - Class I (7.8%) (a)	5,470	55,518
JNL/PIMCO Income Fund - Class I (5.6%) (a)	7,996	106,827
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.5%) (a)	2,040	27,759
JNL/PIMCO Real Return Fund - Class I (2.4%) (a)	2,161	27,677
JNL/PPM America High Yield Bond Fund - Class I (1.2%) (a)	861	18,563
JNL/PPM America Total Return Fund - Class I (7.7%) (a)	7,578	106,241
JNL/T. Rowe Price U.S. High Yield Fund - Class I (10.6%) (a)	2,036	27,706
		745,139
Domestic Equity 21.1%
JNL Multi-Manager Mid Cap Fund - Class I (4.8%) (a)	2,622	55,331
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	382	18,036
JNL Multi-Manager Small Cap Value Fund - Class I (1.1%) (a)	820	18,529
JNL Multi-Manager U.S. Select Equity Fund - Class I (9.0%) (a)	6,610	125,782
JNL/Morningstar Wide Moat Index Fund - Class I (2.8%) (a)	2,176	23,216
JNL/Newton Equity Income Fund - Class I (1.4%) (a)	1,379	56,298

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
JNL/T. Rowe Price Growth Stock Fund - Class I (0.2%) (a)	164	18,375
JNL/T. Rowe Price Value Fund - Class I (0.9%) (a)	1,104	37,266
JNL/WMC Equity Income Fund - Class I (4.1%) (a)	1,661	38,191
		391,024
Alternative 12.5%
Jackson Credit Opportunities Fund - Class I (16.8%) (a)	9,136	97,669
Jackson Real Assets Fund - Class I (12.1%) (a)	3,997	43,210
JNL Multi-Manager Alternative Fund - Class I (9.4%) (a)	6,263	90,632
		231,511
International Equity 9.6%
JNL Multi-Manager International Small Cap Fund - Class I (3.3%) (a)	1,696	23,343
JNL/Causeway International Value Select Fund - Class I (2.9%) (a)	3,287	81,421
JNL/WCM Focused International Equity Fund - Class I (3.4%) (a)	4,419	73,893
		178,657
Domestic Balanced 5.7%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.7%) (a)	3,341	106,439
Emerging Markets Equity 4.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.0%) (a)	5,184	55,988
JNL/GQG Emerging Markets Equity Fund - Class I (2.5%) (a)	1,130	18,933
		74,921
Emerging Markets Fixed Income 4.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (21.3%) (a)	5,559	73,936
Global Equity 3.0%
JNL/Loomis Sayles Global Growth Fund - Class I (5.7%) (a)	2,632	55,360
Total Investment Companies (cost $1,608,056)		1,856,987
Total Investments 100.0% (cost $1,608,056)		1,856,987
Other Assets and Liabilities, Net (0.0)%		(597)
Total Net Assets 100.0%		1,856,390

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 36.5%
JNL Multi-Manager Mid Cap Fund - Class I (11.6%) (a)	6,406	135,174
JNL Multi-Manager Small Cap Growth Fund - Class I (2.1%) (a)	1,052	49,686
JNL Multi-Manager Small Cap Value Fund - Class I (2.9%) (a)	2,247	50,796
JNL Multi-Manager U.S. Select Equity Fund - Class I (22.0%) (a)	16,159	307,503
JNL/JPMorgan MidCap Growth Fund - Class I (1.2%) (a)	529	41,895
JNL/JPMorgan U.S. Value Fund - Class I (1.3%) (a)	792	17,188
JNL/Morningstar Wide Moat Index Fund - Class I (7.2%) (a)	5,579	59,524
JNL/Newton Equity Income Fund - Class I (3.7%) (a)	3,576	146,009
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (15.8%) (a)	13,342	152,098
JNL/T. Rowe Price Growth Stock Fund - Class I (1.1%) (a)	992	111,090
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	3,030	102,269
JNL/WMC Equity Income Fund - Class I (7.2%) (a)	2,948	67,812
		1,241,044
Domestic Fixed Income 26.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.0%) (a)	10,625	162,450
JNL/DoubleLine Total Return Fund - Class I (9.9%) (a)	15,010	178,018
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (11.6%) (a)	13,118	177,621
	Shares	Value ($)
JNL/Lord Abbett Short Duration Income Fund - Class I (13.0%) (a)	9,180	93,172
JNL/PIMCO Income Fund - Class I (4.9%) (a)	7,000	93,522
JNL/PIMCO Real Return Fund - Class I (4.4%) (a)	3,958	50,701
JNL/PPM America High Yield Bond Fund - Class I (1.1%) (a)	786	16,957
JNL/PPM America Total Return Fund - Class I (8.0%) (a)	7,835	109,848
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.5%) (a)	1,242	16,908
		899,197
International Equity 13.7%
JNL Multi-Manager International Small Cap Fund - Class I (9.8%) (a)	4,969	68,378
JNL/Causeway International Value Select Fund - Class I (7.4%) (a)	8,468	209,748
JNL/WCM Focused International Equity Fund - Class I (8.4%) (a)	11,142	186,296
		464,422
Alternative 11.6%
Jackson Credit Opportunities Fund - Class I (26.3%) (a)	14,326	153,146
Jackson Real Assets Fund - Class I (22.4%) (a)	7,380	79,776
JNL Multi-Manager Alternative Fund - Class I (16.8%) (a)	11,258	162,899
		395,821
Emerging Markets Equity 5.3%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.8%) (a)	12,728	137,461
JNL/GQG Emerging Markets Equity Fund - Class I (5.6%) (a)	2,530	42,408
		179,869
Global Equity 4.0%
JNL/Loomis Sayles Global Growth Fund - Class I (14.1%) (a)	6,448	135,597
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (24.4%) (a)	6,361	84,603
Total Investment Companies (cost $2,894,914)		3,400,553
Total Investments 100.0% (cost $2,894,914)		3,400,553
Other Assets and Liabilities, Net (0.0)%		(943)
Total Net Assets 100.0%		3,399,610

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 62.6%
JNL Multi-Manager Mid Cap Fund - Class I (5.8%) (a)	3,188	67,272
JNL Multi-Manager Small Cap Growth Fund - Class I (2.6%) (a)	1,294	61,124
JNL Multi-Manager Small Cap Value Fund - Class I (3.6%) (a)	2,751	62,197
JNL Multi-Manager U.S. Select Equity Fund - Class I (6.8%) (a)	4,957	94,326
JNL/BlackRock Large Cap Select Growth Fund - Class I (2.6%) (a)	1,123	122,240
JNL/ClearBridge Large Cap Growth Fund - Class I (9.6%) (a)	4,255	133,388
JNL/Invesco Diversified Dividend Fund - Class I (12.0%) (a)	5,113	99,443
JNL/JPMorgan MidCap Growth Fund - Class I (1.1%) (a)	514	40,696
JNL/JPMorgan U.S. Value Fund - Class I (4.6%) (a)	2,902	62,985
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.5%) (a)	521	31,944
JNL/MFS Mid Cap Value Fund - Class I (1.9%) (a)	1,602	36,313
JNL/Newton Equity Income Fund - Class I (2.6%) (a)	2,444	99,779
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (5.4%) (a)	4,575	52,153
JNL/T. Rowe Price Growth Stock Fund - Class I (1.3%) (a)	1,175	131,674

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
JNL/T. Rowe Price Value Fund - Class I (3.5%) (a)	4,482	151,283
JNL/WMC Value Fund - Class I (5.7%) (a)	1,350	57,395
		1,304,212
International Equity 21.9%
JNL/Causeway International Value Select Fund - Class I (6.1%) (a)	6,956	172,291
JNL/Lazard International Quality Growth Fund - Class I (17.5%) (a)	4,638	68,835
JNL/WCM Focused International Equity Fund - Class I (5.6%) (a)	7,446	124,498
JNL/William Blair International Leaders Fund - Class I (8.6%) (a)	6,231	89,857
		455,481
Emerging Markets Equity 5.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.2%) (a)	6,782	73,244
JNL/GQG Emerging Markets Equity Fund - Class I (5.5%) (a)	2,478	41,535
		114,779
Domestic Fixed Income 5.1%
JNL/DoubleLine Total Return Fund - Class I (2.4%) (a)	3,586	42,528
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (1.3%) (a)	767	10,438
JNL/PPM America Investment Grade Credit Fund - Class I (5.5%) (a)	917	10,299
JNL/PPM America Total Return Fund - Class I (3.1%) (a)	3,023	42,391
		105,656
Alternative 4.9%
Jackson Credit Opportunities Fund - Class I (5.4%) (a)	2,928	31,301
Jackson Real Assets Fund - Class I (6.6%) (a)	2,188	23,653
JNL Multi-Manager Alternative Fund - Class I (4.9%) (a)	3,268	47,282
		102,236
Total Investment Companies (cost $1,575,342)		2,082,364
Total Investments 100.0% (cost $1,575,342)		2,082,364
Other Assets and Liabilities, Net (0.0)%		(514)
Total Net Assets 100.0%		2,081,850

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 67.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	3,761	57,512
JNL/DoubleLine Total Return Fund - Class I (3.4%) (a)	5,115	60,658
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.3%) (a)	3,772	51,078
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.3%) (a)	3,701	55,811
JNL/PIMCO Income Fund - Class I (2.3%) (a)	3,354	44,809
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.6%) (a)	2,110	28,721
JNL/PIMCO Real Return Fund - Class I (2.8%) (a)	2,486	31,840
JNL/PPM America High Yield Bond Fund - Class I (1.4%) (a)	1,037	22,347
JNL/PPM America Investment Grade Credit Fund - Class I (11.9%) (a)	1,984	22,282
JNL/PPM America Total Return Fund - Class I (4.2%) (a)	4,089	57,324
		432,382
Domestic Equity 14.3%
JNL Multi-Manager Mid Cap Fund - Class I (0.8%) (a)	453	9,553
JNL Multi-Manager Small Cap Growth Fund - Class I (0.2%) (a)	100	4,701
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	209	4,723
JNL Multi-Manager U.S. Select Equity Fund - Class I (0.7%) (a)	507	9,647
	Shares	Value ($)
JNL/ClearBridge Large Cap Growth Fund - Class I (0.7%) (a)	303	9,507
JNL/Invesco Diversified Dividend Fund - Class I (0.9%) (a)	381	7,406
JNL/JPMorgan U.S. Value Fund - Class I (0.2%) (a)	149	3,232
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.1%) (a)	117	7,204
JNL/Newton Equity Income Fund - Class I (0.2%) (a)	182	7,445
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (1.0%) (a)	836	9,532
JNL/T. Rowe Price Growth Stock Fund - Class I (0.1%) (a)	84	9,369
JNL/T. Rowe Price Value Fund - Class I (0.2%) (a)	266	8,993
		91,312
Alternative 8.1%
Jackson Credit Opportunities Fund - Class I (2.3%) (a)	1,276	13,637
Jackson Real Assets Fund - Class I (2.8%) (a)	922	9,972
JNL Multi-Manager Alternative Fund - Class I (2.9%) (a)	1,955	28,295
		51,904
International Equity 4.6%
JNL/Causeway International Value Select Fund - Class I (0.4%) (a)	468	11,594
JNL/Lazard International Quality Growth Fund - Class I (0.8%) (a)	216	3,210
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	476	7,956
JNL/William Blair International Leaders Fund - Class I (0.6%) (a)	452	6,512
		29,272
Global Fixed Income 4.2%
JNL/Neuberger Berman Strategic Income Fund - Class I (2.5%) (a)	1,893	27,170
Emerging Markets Equity 1.2%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.5%) (a)	712	7,691
Total Investment Companies (cost $569,132)		639,731
Total Investments 100.0% (cost $569,132)		639,731
Other Assets and Liabilities, Net (0.0)%		(232)
Total Net Assets 100.0%		639,499

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 55.7%
JNL Multi-Manager Mid Cap Fund - Class I (10.1%) (a)	5,574	117,610
JNL Multi-Manager Small Cap Growth Fund - Class I (4.3%) (a)	2,139	101,055
JNL Multi-Manager Small Cap Value Fund - Class I (5.9%) (a)	4,567	103,256
JNL Multi-Manager U.S. Select Equity Fund - Class I (10.7%) (a)	7,824	148,885
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.5%) (a)	1,949	212,164
JNL/ClearBridge Large Cap Growth Fund - Class I (15.3%) (a)	6,809	213,473
JNL/Invesco Diversified Dividend Fund - Class I (19.1%) (a)	8,152	158,558
JNL/JPMorgan MidCap Growth Fund - Class I (1.9%) (a)	851	67,425
JNL/JPMorgan U.S. Value Fund - Class I (7.3%) (a)	4,587	99,535
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.8%) (a)	818	50,211
JNL/MFS Mid Cap Value Fund - Class I (3.0%) (a)	2,597	58,864
JNL/Newton Equity Income Fund - Class I (4.1%) (a)	3,887	158,705
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (9.2%) (a)	7,794	88,852
JNL/T. Rowe Price Growth Stock Fund - Class I (2.3%) (a)	2,048	229,395
JNL/T. Rowe Price Value Fund - Class I (6.7%) (a)	8,497	286,787

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
JNL/WMC Value Fund - Class I (9.8%) (a)	2,325	98,833
		2,193,608
International Equity 19.6%
JNL/Causeway International Value Select Fund - Class I (10.1%) (a)	11,548	286,043
JNL/Lazard International Quality Growth Fund - Class I (25.2%) (a)	6,687	99,228
JNL/WCM Focused International Equity Fund - Class I (9.4%) (a)	12,346	206,416
JNL/William Blair International Leaders Fund - Class I (17.4%) (a)	12,526	180,625
		772,312
Domestic Fixed Income 15.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.3%) (a)	7,706	117,823
JNL/DoubleLine Total Return Fund - Class I (8.8%) (a)	13,429	159,270
JNL/PIMCO Income Fund - Class I (4.1%) (a)	5,894	78,749
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.1%) (a)	3,607	49,096
JNL/PPM America Investment Grade Credit Fund - Class I (21.0%) (a)	3,493	39,225
JNL/PPM America Total Return Fund - Class I (10.7%) (a)	10,466	146,730
		590,893
Alternative 4.9%
Jackson Credit Opportunities Fund - Class I (10.2%) (a)	5,564	59,474
Jackson Real Assets Fund - Class I (12.6%) (a)	4,146	44,821
JNL Multi-Manager Alternative Fund - Class I (9.4%) (a)	6,273	90,773
		195,068
Emerging Markets Equity 4.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (9.2%) (a)	11,921	128,750
JNL/GQG Emerging Markets Equity Fund - Class I (7.8%) (a)	3,517	58,949
		187,699
Total Investment Companies (cost $3,022,477)		3,939,580
Total Investments 100.0% (cost $3,022,477)		3,939,580
Other Assets and Liabilities, Net (0.0)%		(1,034)
Total Net Assets 100.0%		3,938,546

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 49.9%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.1%) (a)	7,314	111,837
JNL/DoubleLine Total Return Fund - Class I (7.1%) (a)	10,772	127,760
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.2%) (a)	7,056	95,545
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (7.3%) (a)	6,337	95,560
JNL/PIMCO Income Fund - Class I (4.2%) (a)	5,993	80,065
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.0%) (a)	4,684	63,753
JNL/PIMCO Real Return Fund - Class I (4.2%) (a)	3,726	47,727
JNL/PPM America High Yield Bond Fund - Class I (2.6%) (a)	1,850	39,879
JNL/PPM America Investment Grade Credit Fund - Class I (12.7%) (a)	2,117	23,774
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	7,949	111,443
		797,343
Domestic Equity 27.9%
JNL Multi-Manager Mid Cap Fund - Class I (2.1%) (a)	1,131	23,867
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	454	21,474
JNL Multi-Manager Small Cap Value Fund - Class I (1.3%) (a)	973	21,996
	Shares	Value ($)
JNL Multi-Manager U.S. Select Equity Fund - Class I (2.9%) (a)	2,111	40,180
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.6%) (a)	252	27,399
JNL/ClearBridge Large Cap Growth Fund - Class I (2.2%) (a)	993	31,146
JNL/Invesco Diversified Dividend Fund - Class I (4.4%) (a)	1,861	36,199
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	148	11,725
JNL/JPMorgan U.S. Value Fund - Class I (0.6%) (a)	372	8,067
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.5%) (a)	599	36,740
JNL/MFS Mid Cap Value Fund - Class I (0.6%) (a)	527	11,948
JNL/Newton Equity Income Fund - Class I (0.8%) (a)	790	32,250
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (2.9%) (a)	2,449	27,915
JNL/T. Rowe Price Growth Stock Fund - Class I (0.5%) (a)	417	46,694
JNL/T. Rowe Price Value Fund - Class I (1.1%) (a)	1,427	48,167
JNL/WMC Value Fund - Class I (2.0%) (a)	472	20,050
		445,817
International Equity 9.6%
JNL/Causeway International Value Select Fund - Class I (2.2%) (a)	2,502	61,975
JNL/Lazard International Quality Growth Fund - Class I (3.0%) (a)	804	11,932
JNL/WCM Focused International Equity Fund - Class I (1.6%) (a)	2,167	36,238
JNL/William Blair International Leaders Fund - Class I (4.3%) (a)	3,086	44,501
		154,646
Alternative 7.1%
Jackson Credit Opportunities Fund - Class I (5.7%) (a)	3,112	33,266
Jackson Real Assets Fund - Class I (6.9%) (a)	2,261	24,443
JNL Multi-Manager Alternative Fund - Class I (5.7%) (a)	3,830	55,415
		113,124
Global Fixed Income 3.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (4.3%) (a)	3,337	47,883
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.0%) (a)	2,605	28,132
JNL/GQG Emerging Markets Equity Fund - Class I (1.6%) (a)	714	11,960
		40,092
Total Investment Companies (cost $1,340,921)		1,598,905
Total Investments 100.0% (cost $1,340,921)		1,598,905
Other Assets and Liabilities, Net (0.0)%		(507)
Total Net Assets 100.0%		1,598,398

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/JPMorgan Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.8%
JNL Multi-Manager Mid Cap Fund - Class I (7.3%) (a)	4,025	84,918
JNL Multi-Manager Small Cap Growth Fund - Class I (3.0%) (a)	1,485	70,180
JNL Multi-Manager Small Cap Value Fund - Class I (4.1%) (a)	3,160	71,454
JNL Multi-Manager U.S. Select Equity Fund - Class I (7.1%) (a)	5,211	99,155
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.9%) (a)	806	87,744
JNL/ClearBridge Large Cap Growth Fund - Class I (11.4%) (a)	5,072	159,011
JNL/Invesco Diversified Dividend Fund - Class I (13.1%) (a)	5,563	108,204
JNL/JPMorgan MidCap Growth Fund - Class I (1.2%) (a)	554	43,893
JNL/JPMorgan U.S. Value Fund - Class I (6.0%) (a)	3,756	81,495

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
JNL/Mellon Nasdaq 100 Index Fund - Class I (0.8%) (a)	894	54,830
JNL/MFS Mid Cap Value Fund - Class I (2.1%) (a)	1,811	41,056
JNL/Newton Equity Income Fund - Class I (2.3%) (a)	2,205	90,027
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I (6.5%) (a)	5,506	62,771
JNL/T. Rowe Price Growth Stock Fund - Class I (1.8%) (a)	1,630	182,651
JNL/T. Rowe Price Value Fund - Class I (4.4%) (a)	5,599	188,968
JNL/WMC Value Fund - Class I (7.1%) (a)	1,692	71,916
		1,498,273
Domestic Fixed Income 33.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (5.9%) (a)	10,543	161,201
JNL/DoubleLine Total Return Fund - Class I (11.4%) (a)	17,365	205,952
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (8.8%) (a)	9,947	134,677
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (13.0%) (a)	11,257	169,751
JNL/PIMCO Income Fund - Class I (5.6%) (a)	8,059	107,667
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (12.3%) (a)	7,224	98,321
JNL/PPM America High Yield Bond Fund - Class I (3.5%) (a)	2,493	53,755
JNL/PPM America Investment Grade Credit Fund - Class I (38.2%) (a)	6,353	71,347
JNL/PPM America Total Return Fund - Class I (13.0%) (a)	12,732	178,508
		1,181,179
International Equity 14.7%
JNL/Causeway International Value Select Fund - Class I (6.5%) (a)	7,490	185,527
JNL/Lazard International Quality Growth Fund - Class I (18.3%) (a)	4,861	72,133
JNL/WCM Focused International Equity Fund - Class I (6.5%) (a)	8,545	142,878
JNL/William Blair International Leaders Fund - Class I (12.2%) (a)	8,810	127,046
		527,584
Alternative 7.0%
Jackson Credit Opportunities Fund - Class I (12.4%) (a)	6,751	72,168
Jackson Real Assets Fund - Class I (15.3%) (a)	5,042	54,501
JNL Multi-Manager Alternative Fund - Class I (12.9%) (a)	8,613	124,623
		251,292
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.8%) (a)	7,501	81,009
JNL/GQG Emerging Markets Equity Fund - Class I (5.9%) (a)	2,673	44,800
		125,809
Total Investment Companies (cost $2,846,640)		3,584,137
Total Investments 100.0% (cost $2,846,640)		3,584,137
Other Assets and Liabilities, Net (0.0)%		(1,033)
Total Net Assets 100.0%		3,583,104

(a)  The Fund's percentage ownership of the underlying affiliated fund at December 31, 2025 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.6%
American Funds American Mutual Fund - Class R-6	5,820	346,330
American Funds Insurance Series - Growth Fund - Class 1	3,209	452,653
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	8,722	569,027
American Funds Investment Company of America Fund - Class R-6	10,296	644,857
		2,012,867
	Shares	Value ($)
International Equity 16.2%
American Funds EuroPacific Growth Fund - Class R-6	5,771	349,572
American Funds International Growth and Income Fund - Class R-6	7,806	348,442
		698,014
Domestic Fixed Income 15.8%
American Funds Inflation Linked Bond Fund - Class R-6	3,914	37,029
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,821	17,230
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,413	78,497
American Funds Insurance Series - The Bond Fund of America - Class 1	29,909	284,730
American Funds Mortgage Fund - Class R-6	14,914	133,480
American Funds Strategic Bond Fund - Class R-6	14,202	132,934
		683,900
Global Equity 13.2%
American Funds Insurance Series - Global Growth Fund - Class 1	10,354	401,641
American Funds SMALLCAP World Fund - Class R-6	2,231	170,228
		571,869
Emerging Markets Equity 6.8%
American Funds New World Fund - Class R-6	3,156	294,017
Emerging Markets Fixed Income 1.4%
American Funds Emerging Markets Bond Fund - Class R-6	7,455	60,979
Total Investment Companies (cost $3,796,841)		4,321,646
Total Investments 100.0% (cost $3,796,841)		4,321,646
Other Assets and Liabilities, Net (0.0)%		(1,562)
Total Net Assets 100.0%		4,320,084

(a)  Investment in affiliate.

JNL/American Funds Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 53.9%
American Funds Inflation Linked Bond Fund - Class R-6	199	1,886
American Funds Insurance Series - American High-Income Trust - Class 1	410	3,823
American Funds Insurance Series - The Bond Fund of America - Class 1	1,635	15,568
American Funds Mortgage Fund - Class R-6	751	6,717
American Funds Strategic Bond Fund - Class R-6	712	6,664
		34,658
Domestic Equity 23.6%
American Funds American Mutual Fund - Class R-6	46	2,737
American Funds Insurance Series - Growth Fund - Class 1	23	3,244
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	70	4,530
American Funds Investment Company of America Fund - Class R-6	75	4,694
		15,205
International Equity 7.8%
American Funds EuroPacific Growth Fund - Class R-6	41	2,492
American Funds International Growth and Income Fund - Class R-6	56	2,510
		5,002
Global Equity 6.8%
American Funds Insurance Series - Global Growth Fund - Class 1	80	3,110
American Funds SMALLCAP World Fund - Class R-6	17	1,287
		4,397
Emerging Markets Fixed Income 4.5%
American Funds Emerging Markets Bond Fund - Class R-6	356	2,913

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
Emerging Markets Equity 3.4%
American Funds New World Fund - Class R-6	23	2,155
Total Investment Companies (cost $63,606)		64,330
Total Investments 100.0% (cost $63,606)		64,330
Other Assets and Liabilities, Net (0.0)%		(23)
Total Net Assets 100.0%		64,307

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 36.3%
American Funds American Mutual Fund - Class R-6	2,644	157,349
American Funds Insurance Series - Growth Fund - Class 1	1,418	199,973
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,913	255,277
American Funds Investment Company of America Fund - Class R-6	4,611	288,793
		901,392
Domestic Fixed Income 32.8%
American Funds Inflation Linked Bond Fund - Class R-6	4,687	44,342
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	10,142	94,627
American Funds Insurance Series - The Bond Fund of America - Class 1	37,774	359,610
American Funds Mortgage Fund - Class R-6	17,726	158,645
American Funds Strategic Bond Fund - Class R-6	16,797	157,218
		814,442
International Equity 12.3%
American Funds EuroPacific Growth Fund - Class R-6	2,521	152,744
American Funds International Growth and Income Fund - Class R-6	3,417	152,553
		305,297
Global Equity 10.2%
American Funds Insurance Series - Global Growth Fund - Class 1	4,586	177,891
American Funds SMALLCAP World Fund - Class R-6	994	75,798
		253,689
Emerging Markets Equity 5.4%
American Funds New World Fund - Class R-6	1,432	133,407
Emerging Markets Fixed Income 3.0%
American Funds Emerging Markets Bond Fund - Class R-6	8,985	73,496
Total Investment Companies (cost $2,315,418)		2,481,723
Total Investments 100.0% (cost $2,315,418)		2,481,723
Other Assets and Liabilities, Net (0.0)%		(965)
Total Net Assets 100.0%		2,480,758

(a)  Investment in affiliate.

JNL Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 53.1%
Capital Group Dividend Value ETF	613	26,736
iShares Core Dividend Growth ETF (a)	329	22,827
iShares Core S&P 500 ETF	48	32,637
iShares Core S&P Mid-Cap ETF	563	37,184
iShares Core S&P U.S. Growth ETF (a)	71	11,957
iShares Select U.S. REIT ETF	130	7,768
JPMorgan Active Growth ETF (a)	251	23,267
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	195	12,582
T. Rowe Price Capital Appreciation Equity ETF (a)	834	31,883
VanEck Morningstar Wide Moat ETF	91	9,401
		216,242
International Equity 17.6%
First Trust WCM International Equity ETF (a)	1,240	21,090
iShares Core MSCI EAFE ETF	319	28,557
	Shares	Value ($)
Lazard International Dynamic Equity ETF (a)	722	21,910
		71,557
Domestic Fixed Income 14.6%
ALPS Smtih Core Plus Bond ETF	590	15,378
DoubleLine Mortgage ETF	136	6,744
iShares 0-5 Year High Yield Corporate Bond ETF	265	11,365
iShares Core U.S. Aggregate Bond ETF	191	19,098
iShares MBS ETF	71	6,791
		59,376
Emerging Markets Equity 10.2%
Capital Group New Geography Equity ETF (a)	518	16,553
iShares Core MSCI Emerging Markets ETF	374	25,130
		41,683
Global Equity 3.1%
FPA Global Equity ETF (a)	336	12,468
Emerging Markets Fixed Income 1.4%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	62	5,945
Total Investment Companies (cost $349,686)		407,271
SHORT TERM INVESTMENTS 6.2%
Securities Lending Collateral 6.2%
JNL Government Money Market Fund - Class SL, 3.74% (b) (c)	25,383	25,383
Total Short Term Investments (cost $25,383)		25,383
Total Investments 106.2% (cost $375,069)		432,654
Other Assets and Liabilities, Net (6.2)%		(25,309)
Total Net Assets 100.0%		407,345

(a)  All or a portion of the security was on loan as of December 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.1%
Domestic Fixed Income 51.3%
ALPS Smtih Core Plus Bond ETF (a)	761	19,833
DoubleLine Mortgage ETF	289	14,371
iShares 0-5 Year High Yield Corporate Bond ETF	278	11,918
iShares 0-5 Year TIPS Bond ETF	21	2,152
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	348	18,757
iShares Core U.S. Aggregate Bond ETF	352	35,142
iShares MBS ETF	151	14,408
		116,581
Domestic Equity 30.3%
Capital Group Dividend Value ETF	165	7,180
iShares Core Dividend Growth ETF (a)	103	7,153
iShares Core S&P 500 ETF	18	12,439
iShares Core S&P Mid-Cap ETF	160	10,588
iShares Core S&P U.S. Growth ETF	28	4,731
iShares Select U.S. REIT ETF	47	2,774
JPMorgan Active Growth ETF	68	6,293
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	56	3,605
T. Rowe Price Capital Appreciation Equity ETF (a)	290	11,084
VanEck Morningstar Wide Moat ETF (a)	29	3,035
		68,882
International Equity 8.6%
First Trust WCM International Equity ETF	360	6,119
iShares Core MSCI EAFE ETF	78	7,010
Lazard International Dynamic Equity ETF	210	6,356
		19,485
Emerging Markets Equity 6.4%
Capital Group New Geography Equity ETF (a)	188	6,003
iShares Core MSCI Emerging Markets ETF	125	8,397
		14,400
Emerging Markets Fixed Income 3.5%
iShares JPMorgan USD Emerging Markets Bond ETF (a)	82	7,925
Total Investment Companies (cost $211,786)		227,273

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
SHORT TERM INVESTMENTS 7.0%
Securities Lending Collateral 7.0%
JNL Government Money Market Fund - Class SL, 3.74% (b) (c)	15,845	15,845
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	99	99
Total Short Term Investments (cost $15,944)		15,944
Total Investments 107.1% (cost $227,730)		243,217
Other Assets and Liabilities, Net (7.1)%		(16,099)
Total Net Assets 100.0%		227,118

(a)  All or a portion of the security was on loan as of December 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 41.5%
Capital Group Dividend Value ETF (a)	353	15,424
iShares Core Dividend Growth ETF (a)	250	17,344
iShares Core S&P 500 ETF	38	25,687
iShares Core S&P Mid-Cap ETF	373	24,610
iShares Core S&P U.S. Growth ETF	52	8,771
iShares Select U.S. REIT ETF (a)	87	5,184
JPMorgan Active Growth ETF (a)	147	13,651
JPMorgan Small & Mid Cap Enhanced Equity ETF	116	7,444
T. Rowe Price Capital Appreciation Equity ETF (a)	619	23,668
VanEck Morningstar Wide Moat ETF	64	6,650
		148,433
Domestic Fixed Income 32.4%
ALPS Smtih Core Plus Bond ETF	788	20,552
DoubleLine Mortgage ETF	294	14,593
iShares 0-5 Year High Yield Corporate Bond ETF	333	14,282
iShares 0-5 Year TIPS Bond ETF	24	2,494
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	238	12,838
iShares Core U.S. Aggregate Bond ETF	367	36,635
iShares MBS ETF	154	14,643
		116,037
International Equity 13.5%
First Trust WCM International Equity ETF	847	14,407
iShares Core MSCI EAFE ETF	213	19,070
Lazard International Dynamic Equity ETF (a)	494	14,979
		48,456
Emerging Markets Equity 8.3%
Capital Group New Geography Equity ETF	348	11,112
iShares Core MSCI Emerging Markets ETF	277	18,652
		29,764
Emerging Markets Fixed Income 2.2%
iShares JPMorgan USD Emerging Markets Bond ETF	83	7,944
Global Equity 2.1%
FPA Global Equity ETF	197	7,309
Total Investment Companies (cost $318,219)		357,943
SHORT TERM INVESTMENTS 7.0%
Securities Lending Collateral 7.0%
JNL Government Money Market Fund - Class SL, 3.74% (b) (c)	24,816	24,816
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	114	114
Total Short Term Investments (cost $24,930)		24,930
Total Investments 107.0% (cost $343,149)		382,873
Other Assets and Liabilities, Net (7.0)%		(24,916)
Total Net Assets 100.0%		357,957

(a)  All or a portion of the security was on loan as of December 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

Shares	Value ($)

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 58.1%
Vanguard Dividend Appreciation ETF (a)	567	124,522
Vanguard Growth ETF	476	232,195
Vanguard Mid-Cap ETF	506	146,940
Vanguard Real Estate ETF	420	37,188
Vanguard Small-Cap ETF (a)	371	95,581
Vanguard Total Stock Market ETF	1,119	375,176
Vanguard Value ETF	1,163	222,062
		1,233,664
International Equity 18.2%
Vanguard FTSE Developed Markets ETF	4,241	264,968
Vanguard International Dividend Appreciation ETF (a)	1,318	120,560
		385,528
Domestic Fixed Income 14.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	360	30,172
Vanguard Intermediate-Term Treasury ETF	500	29,963
Vanguard Mortgage-Backed Securities ETF (a)	1,913	90,053
Vanguard Short-Term Corporate Bond ETF (a)	433	34,547
Vanguard Short-Term Inflation-Protected Securities ETF (a)	296	14,647
Vanguard Total Bond Market ETF	1,541	114,144
		313,526
Emerging Markets Equity 7.2%
Vanguard FTSE Emerging Markets ETF (a)	2,846	152,987
Emerging Markets Fixed Income 1.7%
Vanguard Emerging Markets Government Bond ETF	529	35,673
Total Investment Companies (cost $1,731,734)		2,121,378
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 3.7%
JNL Government Money Market Fund - Class SL, 3.74% (b) (c)	79,268	79,268
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	1,276	1,276
Total Short Term Investments (cost $80,544)		80,544
Total Investments 103.8% (cost $1,812,278)		2,201,922
Other Assets and Liabilities, Net (3.8)%		(80,083)
Total Net Assets 100.0%		2,121,839

(a)  All or a portion of the security was on loan as of December 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.8%
Vanguard Intermediate-Term Corporate Bond ETF (a)	251	21,021
Vanguard Intermediate-Term Treasury ETF	511	30,640
Vanguard Mortgage-Backed Securities ETF	1,958	92,205
Vanguard Short-Term Corporate Bond ETF (a)	432	34,410
Vanguard Short-Term Inflation-Protected Securities ETF	303	15,013
Vanguard Total Bond Market ETF	1,328	98,342
		291,631
Domestic Equity 33.6%
Vanguard Dividend Appreciation ETF (a)	92	20,301
Vanguard Growth ETF	70	33,957
Vanguard Mid-Cap ETF	73	21,238
Vanguard Real Estate ETF	118	10,406
Vanguard Small-Cap ETF (a)	54	14,057
Vanguard Total Stock Market ETF	179	59,866
Vanguard Value ETF	174	33,161
		192,986
International Equity 7.8%
Vanguard FTSE Developed Markets ETF	526	32,878

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares	Value ($)
Vanguard International Dividend Appreciation ETF (a)	128	11,706
		44,584
Emerging Markets Fixed Income 3.9%
Vanguard Emerging Markets Government Bond ETF	337	22,733
Emerging Markets Equity 3.9%
Vanguard FTSE Emerging Markets ETF (a)	412	22,169
Total Investment Companies (cost $523,374)		574,103
SHORT TERM INVESTMENTS 7.7%
Securities Lending Collateral 7.7%
JNL Government Money Market Fund - Class SL, 3.74% (b) (c)	43,951	43,951
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	232	232
Total Short Term Investments (cost $44,183)		44,183
Total Investments 107.7% (cost $567,557)		618,286
Other Assets and Liabilities, Net (7.7)%		(44,108)
Total Net Assets 100.0%		574,178

(a)  All or a portion of the security was on loan as of December 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 46.9%
Vanguard Dividend Appreciation ETF (a)	223	48,983
Vanguard Growth ETF	177	86,106
Vanguard Mid-Cap ETF	181	52,611
Vanguard Real Estate ETF	198	17,563
Vanguard Small-Cap ETF	129	33,226
Vanguard Total Stock Market ETF	423	141,657
Vanguard Value ETF	434	82,870
		463,016
Domestic Fixed Income 31.4%
Vanguard Intermediate-Term Corporate Bond ETF (a)	311	26,085
Vanguard Intermediate-Term Treasury ETF	550	32,950
Vanguard Mortgage-Backed Securities ETF (a)	2,106	99,173
Vanguard Short-Term Corporate Bond ETF (a)	408	32,559
Vanguard Short-Term Inflation-Protected Securities ETF	326	16,123
Vanguard Total Bond Market ETF	1,391	103,007
		309,897
International Equity 13.4%
Vanguard FTSE Developed Markets ETF	1,646	102,824
Vanguard International Dividend Appreciation ETF	325	29,709
		132,533
Emerging Markets Equity 5.4%
Vanguard FTSE Emerging Markets ETF	995	53,492
Emerging Markets Fixed Income 2.9%
Vanguard Emerging Markets Government Bond ETF	428	28,867
Total Investment Companies (cost $847,671)		987,805
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 2.5%
JNL Government Money Market Fund - Class SL, 3.74% (b) (c)	25,219	25,219
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	1,558	1,558
Total Short Term Investments (cost $26,777)		26,777
Total Investments 102.7% (cost $874,448)		1,014,582
Other Assets and Liabilities, Net (2.7)%		(26,883)
Total Net Assets 100.0%		987,699

(a)  All or a portion of the security was on loan as of December 31, 2025.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL ETF Allocation Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the year ended December 31, 2025, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the year ended December 31, 2025.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	3,270,770	390,584	206,753	313,008	27,017	174,076	3,655,694	100.0
	3,270,770	390,584	206,753	313,008	27,017	174,076	3,655,694	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	434,944	75,769	27,856	16,489	7,003	70,505	560,365	100.0
	434,944	75,769	27,856	16,489	7,003	70,505	560,365	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	301,999	34,294	43,870	9,808	(7,151)	25,654	310,926	100.0
	301,999	34,294	43,870	9,808	(7,151)	25,654	310,926	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	1,029,704	166,660	130,383	144,559	30,260	35,996	1,132,237	100.0
	1,029,704	166,660	130,383	144,559	30,260	35,996	1,132,237	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	614,732	21,752	101,280	15,443	(20,832)	87,567	601,939	100.0
	614,732	21,752	101,280	15,443	(20,832)	87,567	601,939	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	6,868,698	1,388,034	310,081	599,238	123,913	715,550	8,786,114	100.0
	6,868,698	1,388,034	310,081	599,238	123,913	715,550	8,786,114	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	11,702,453	2,148,033	1,227,205	2,098,447	386,028	(452,711)	12,556,598	100.0
	11,702,453	2,148,033	1,227,205	2,098,447	386,028	(452,711)	12,556,598	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,306,267	34,649	196,905	21,111	22,213	285,763	1,451,987	100.0
	1,306,267	34,649	196,905	21,111	22,213	285,763	1,451,987	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,321,843	109,525	207,028	74,943	69,712	206,607	1,500,659	100.0
	1,321,843	109,525	207,028	74,943	69,712	206,607	1,500,659	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,000,794	379,400	436,767	340,893	121,448	204,013	4,268,888	100.0
	4,000,794	379,400	436,767	340,893	121,448	204,013	4,268,888	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,018,592	63,082	123,786	—	(3,898)	73,897	1,027,887	100.0
	1,018,592	63,082	123,786	—	(3,898)	73,897	1,027,887	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	778,459	83,273	161,220	—	324	226,266	927,102	100.0
	778,459	83,273	161,220	—	324	226,266	927,102	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,069,729	845,028	465,618	115,835	58,558	565,709	3,073,406	100.0
	2,069,729	845,028	465,618	115,835	58,558	565,709	3,073,406	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,434,158	20,161	443,905	—	81,397	150,451	3,242,262	100.0
	3,434,158	20,161	443,905	—	81,397	150,451	3,242,262	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,524,728	15,438	323,594	—	29,597	104,103	2,350,272	100.0
	2,524,728	15,438	323,594	—	29,597	104,103	2,350,272	100.0
JNL Aggressive Growth Allocation Fund
Jackson Real Assets Fund - Class I	14,749	—	—	177	—	655	15,404	1.1
JNL Multi-Manager Alternative Fund - Class I	—	28,790	1,298	—	76	1,736	29,304	2.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	58,278	41,457	12,075	839	2,880	12,010	102,550	7.0
JNL Multi-Manager International Small Cap Fund - Class I	66,239	16,095	16,019	1,707	3,185	11,007	80,507	5.5
JNL Multi-Manager Mid Cap Fund - Class I	79,367	19,185	13,435	—	5,466	(3,769)	86,814	6.0
JNL Multi-Manager Small Cap Growth Fund - Class I	46,809	7,648	13,763	—	5,401	(3,379)	42,716	2.9
JNL Multi-Manager Small Cap Value Fund - Class I	46,729	6,380	10,992	—	4,130	(2,772)	43,475	3.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	133,744	57,086	42,913	—	19,346	4,288	171,551	11.8
JNL/Causeway International Value Select Fund - Class I	100,477	20,943	27,759	10,066	7,974	22,405	124,040	8.5
JNL/DoubleLine Core Fixed Income Fund - Class I	39,556	13,385	12,937	—	990	1,815	42,809	2.9
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	32,510	8	34,311	—	15,991	(14,198)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	49,187	1,214	21,722	—	4,690	(578)	32,791	2.3
JNL/Harris Oakmark Global Equity Fund - Class I	28,865	25	31,145	—	3,488	(1,233)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	27,051	5,872	—	(31)	(9)	21,139	1.4
JNL/JPMorgan U.S. Value Fund - Class I	57,094	357	48,160	—	13,996	(8,566)	14,721	1.0
JNL/Loomis Sayles Global Growth Fund - Class I	77,952	28,091	19,435	5,757	7,805	(718)	93,695	6.4
JNL/Mellon Nasdaq 100 Index Fund - Class I	—	36,341	105	—	3	889	37,128	2.5
JNL/Morningstar SMID Moat Focus Index Fund - Class I	38,961	3,208	18,981	—	1,961	372	25,521	1.8
JNL/Morningstar Wide Moat Index Fund - Class I	117,114	10,764	96,751	8,164	7,852	(9,857)	29,122	2.0
JNL/Newton Equity Income Fund - Class I	60,961	41,093	17,553	—	3,288	11,472	99,261	6.8
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	43,714	46,492	28,660	—	2,423	8,244	72,213	5.0
JNL/T. Rowe Price Growth Stock Fund - Class I	88,132	5,930	42,245	—	20,253	(8,505)	63,565	4.4
JNL/T. Rowe Price Value Fund - Class I	96,640	3,621	23,684	—	10,702	292	87,571	6.0
JNL/WCM Focused International Equity Fund - Class I	101,644	18,893	22,682	7,140	4,466	9,608	111,929	7.7
JNL/WMC Equity Income Fund - Class I	58,023	11,356	47,361	—	13,362	(6,360)	29,020	2.0
	1,436,745	445,413	609,858	33,850	159,697	24,849	1,456,846	100.0
JNL Conservative Allocation Fund
Jackson Credit Opportunities Fund - Class I	25,660	2,780	—	1,308	—	974	29,414	5.1
Jackson Real Assets Fund - Class I	8,772	3,540	—	137	—	463	12,775	2.2
JNL Multi-Manager Alternative Fund - Class I	24,701	4,716	3,015	—	306	2,002	28,710	5.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,287	9,900	3,100	120	117	2,282	17,486	3.0
JNL Multi-Manager Mid Cap Fund - Class I	5,976	8,769	4,870	—	615	(473)	10,017	1.7
JNL Multi-Manager Small Cap Value Fund - Class I	5,403	1,269	1,147	—	219	(18)	5,726	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	19,102	9,663	8,458	—	1,922	1,215	23,444	4.1
JNL/Causeway International Value Select Fund - Class I	7,181	9,387	7,281	1,215	1,275	1,425	11,987	2.1
JNL/DoubleLine Core Fixed Income Fund - Class I	58,748	5,863	9,767	—	469	3,807	59,120	10.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	19,576	10,966	3,643	—	370	1,490	28,759	5.0
JNL/DoubleLine Total Return Fund - Class I	64,337	6,518	10,962	—	15	4,914	64,822	11.3
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	61,459	5,048	14,756	—	1,597	2,735	56,083	9.8
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	5,516	628	6,334	—	356	(166)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	7,103	113	7,590	—	1,779	(1,405)	—	—
JNL/Lord Abbett Short Duration Income Fund - Class I	19,651	3,084	5,715	916	26	240	17,286	3.0
JNL/Morningstar Wide Moat Index Fund - Class I	14,265	794	14,984	—	964	(1,039)	—	—
JNL/Newton Equity Income Fund - Class I	—	12,394	6,115	—	335	700	7,314	1.3
JNL/PIMCO Income Fund - Class I	44,762	3,947	7,127	—	1,529	3,337	46,448	8.1
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	11,168	1,043	1,621	—	(37)	979	11,532	2.0
JNL/PIMCO Real Return Fund - Class I	8,403	9,860	1,872	—	188	653	17,232	3.0
JNL/PPM America High Yield Bond Fund - Class I	—	7,490	442	—	10	151	7,209	1.3
JNL/PPM America Investment Grade Credit Fund - Class I	11,166	694	9,660	—	881	(208)	2,873	0.5
JNL/PPM America Total Return Fund - Class I	53,062	5,076	8,648	—	120	3,550	53,160	9.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	33,785	3,745	6,625	—	2,489	1,305	34,699	6.0
JNL/T. Rowe Price Growth Stock Fund - Class I	—	4,542	328	—	8	157	4,379	0.8
JNL/T. Rowe Price U.S. High Yield Fund - Class I	15,414	2,515	10,300	—	1,375	(381)	8,623	1.5
JNL/T. Rowe Price Value Fund - Class I	9,607	1,045	11,711	—	1,315	(256)	—	—
JNL/WCM Focused International Equity Fund - Class I	7,002	9,318	6,876	862	522	108	10,074	1.7
JNL/WMC Equity Income Fund - Class I	7,189	5,897	7,701	—	1,797	(1,389)	5,793	1.0
	557,295	150,604	180,648	4,558	20,562	27,152	574,965	100.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	76,147	13,500	—	4,111	—	3,138	92,785	3.3
Jackson Real Assets Fund - Class I	45,540	—	—	545	—	2,024	47,564	1.7
JNL Multi-Manager Alternative Fund - Class I	45,398	47,731	1,140	—	179	6,556	98,724	3.5
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,090	92,776	25,937	1,392	5,993	17,286	169,208	6.0
JNL Multi-Manager International Small Cap Fund - Class I	102,754	27,630	36,958	2,384	7,410	11,924	112,760	4.0
JNL Multi-Manager Mid Cap Fund - Class I	147,902	7,569	26,164	—	10,026	(6,974)	132,359	4.7
JNL Multi-Manager Small Cap Growth Fund - Class I	64,906	16,691	15,184	—	5,932	(3,789)	68,556	2.4
JNL Multi-Manager Small Cap Value Fund - Class I	71,763	10,730	14,537	—	6,254	(4,450)	69,760	2.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	250,392	67,808	70,768	—	31,951	8,880	288,263	10.3
JNL/Causeway International Value Select Fund - Class I	200,812	33,345	67,750	18,179	21,769	37,219	225,395	8.0
JNL/DoubleLine Core Fixed Income Fund - Class I	110,690	3,635	30,476	—	3,241	3,818	90,908	3.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	36,798	2,505	13,776	—	1,374	1,159	28,060	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	43,482	20	45,913	—	9,784	(7,373)	—	—
JNL/DoubleLine Total Return Fund - Class I	103,393	10,966	23,928	—	240	7,182	97,853	3.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	78,027	2,236	22,575	—	1,782	3,290	62,760	2.2
JNL/GQG Emerging Markets Equity Fund - Class I	71,179	3,569	25,039	—	7,668	(1,241)	56,136	2.0
JNL/Harris Oakmark Global Equity Fund - Class I	36,437	—	39,273	—	3,218	(382)	—	—
JNL/JPMorgan MidCap Growth Fund - Class I	—	52,282	3,561	—	42	(830)	47,933	1.7
JNL/JPMorgan U.S. Value Fund - Class I	104,676	351	92,922	—	25,454	(16,266)	21,293	0.8
JNL/Loomis Sayles Global Growth Fund - Class I	116,305	31,282	26,458	7,859	7,782	3,055	131,966	4.7
JNL/Lord Abbett Short Duration Income Fund - Class I	29,578	3,491	12,331	1,280	64	342	21,144	0.8
JNL/Mellon Nasdaq 100 Index Fund - Class I	—	41,974	170	—	5	1,026	42,835	1.5
JNL/Morningstar SMID Moat Focus Index Fund - Class I	50,586	405	18,685	—	2,008	848	35,162	1.3
JNL/Morningstar Wide Moat Index Fund - Class I	161,500	18,859	120,795	13,720	6,346	(9,832)	56,078	2.0
JNL/Newton Equity Income Fund - Class I	115,524	54,735	39,435	—	7,380	17,577	155,781	5.6
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	22,049	1,301	11,131	—	995	703	13,917	0.5
JNL/PPM America High Yield Bond Fund - Class I	—	21,234	2,122	—	65	395	19,572	0.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	87,949	67,859	48,674	—	3,743	14,558	125,435	4.5
JNL/T. Rowe Price Growth Stock Fund - Class I	146,445	7,010	62,361	—	25,002	(6,773)	109,323	3.9
JNL/T. Rowe Price U.S. High Yield Fund - Class I	22,212	7,750	31,131	—	3,707	(2,538)	—	—
JNL/T. Rowe Price Value Fund - Class I	172,792	718	58,655	—	29,956	(11,294)	133,517	4.8
JNL/WCM Focused International Equity Fund - Class I	204,775	26,850	65,462	13,033	(2,255)	30,539	194,447	6.9
JNL/WMC Equity Income Fund - Class I	106,721	14,979	78,310	—	21,329	(8,833)	55,886	2.0
	2,905,822	691,791	1,131,621	62,503	248,444	90,944	2,805,380	100.0
JNL Moderate Allocation Fund
Jackson Credit Opportunities Fund - Class I	86,388	8,025	—	4,378	—	3,256	97,669	5.3
Jackson Real Assets Fund - Class I	36,086	5,420	—	475	—	1,704	43,210	2.3
JNL Multi-Manager Alternative Fund - Class I	79,194	7,049	3,317	—	851	6,855	90,632	4.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	38,407	18,483	9,977	486	2,200	6,875	55,988	3.0
JNL Multi-Manager International Small Cap Fund - Class I	14,667	10,726	4,992	496	1,212	1,730	23,343	1.3
JNL Multi-Manager Mid Cap Fund - Class I	48,444	13,063	7,241	—	3,276	(2,211)	55,331	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	23,521	992	7,470	—	25	968	18,036	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	32,954	527	15,809	—	5,331	(4,474)	18,529	1.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	119,748	27,932	41,359	—	16,991	2,470	125,782	6.8
JNL/Causeway International Value Select Fund - Class I	47,397	36,062	17,296	6,041	7,271	7,987	81,421	4.4
JNL/DoubleLine Core Fixed Income Fund - Class I	137,862	7,910	35,219	—	2,122	7,784	120,459	6.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	58,932	19,757	9,921	—	1,590	3,578	73,936	4.0
JNL/DoubleLine Total Return Fund - Class I	137,888	13,237	32,267	—	918	9,883	129,659	7.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	157,356	627	43,550	—	3,858	6,439	124,730	6.7
JNL/GQG Emerging Markets Equity Fund - Class I	23,902	1,050	8,188	—	2,061	108	18,933	1.0
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	19,465	173	20,498	—	1,445	(585)	—	—
JNL/JPMorgan U.S. Value Fund - Class I	47,330	200	50,246	—	13,201	(10,485)	—	—
JNL/Loomis Sayles Global Growth Fund - Class I	28,752	31,996	8,525	2,902	2,738	399	55,360	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	64,073	5,367	14,810	2,837	(411)	1,299	55,518	3.0
JNL/Morningstar Wide Moat Index Fund - Class I	78,055	9,796	62,961	5,198	4,516	(6,190)	23,216	1.2
JNL/Newton Equity Income Fund - Class I	—	59,524	9,495	—	459	5,810	56,298	3.0
JNL/PIMCO Income Fund - Class I	98,102	15,278	17,691	—	3,236	7,902	106,827	5.7
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	29,518	504	4,655	—	203	2,189	27,759	1.5
JNL/PIMCO Real Return Fund - Class I	29,556	10,215	14,082	—	1,548	440	27,677	1.5

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America High Yield Bond Fund - Class I	—	19,155	1,095	—	30	473	18,563	1.0
JNL/PPM America Investment Grade Credit Fund - Class I	29,511	171	31,302	—	2,851	(1,231)	—	—
JNL/PPM America Total Return Fund - Class I	117,892	2,005	21,498	—	772	7,070	106,241	5.7
JNL/T. Rowe Price Capital Appreciation Fund - Class I	116,985	2,296	25,296	—	11,607	847	106,439	5.7
JNL/T. Rowe Price Growth Stock Fund - Class I	43,433	19,251	47,448	—	12,313	(9,174)	18,375	1.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	49,340	181	24,878	—	6,367	(3,304)	27,706	1.5
JNL/T. Rowe Price Value Fund - Class I	56,996	489	26,252	—	2,921	3,112	37,266	2.0
JNL/WCM Focused International Equity Fund - Class I	49,345	37,258	18,231	4,276	1,200	4,321	73,893	4.0
JNL/WMC Equity Income Fund - Class I	48,511	19,765	36,700	—	10,329	(3,714)	38,191	2.0
	1,949,610	404,484	672,269	27,089	123,031	52,131	1,856,987	100.0
JNL Moderate Growth Allocation Fund
Jackson Credit Opportunities Fund - Class I	139,878	8,200	—	6,900	—	5,068	153,146	4.5
Jackson Real Assets Fund - Class I	72,989	3,500	—	890	—	3,287	79,776	2.3
JNL Multi-Manager Alternative Fund - Class I	127,481	23,517	1,288	—	102	13,087	162,899	4.8
JNL Multi-Manager Emerging Markets Equity Fund - Class I	79,241	59,884	23,329	1,248	5,628	16,037	137,461	4.0
JNL Multi-Manager International Small Cap Fund - Class I	62,847	12,373	19,587	1,450	6,161	6,584	68,378	2.0
JNL Multi-Manager Mid Cap Fund - Class I	123,111	48,633	38,937	—	18,615	(16,248)	135,174	4.0
JNL Multi-Manager Small Cap Growth Fund - Class I	69,829	7,831	30,067	—	12,282	(10,189)	49,686	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	69,881	8,481	29,259	—	12,767	(11,074)	50,796	1.5
JNL Multi-Manager U.S. Select Equity Fund - Class I	256,761	55,855	46,634	—	20,720	20,801	307,503	9.0
JNL/Causeway International Value Select Fund - Class I	167,243	46,798	54,903	16,918	18,815	31,795	209,748	6.2
JNL/DoubleLine Core Fixed Income Fund - Class I	199,530	6,199	56,659	—	3,565	9,815	162,450	4.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	90,432	10,778	23,473	—	2,884	3,982	84,603	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	35,222	—	37,173	—	19,962	(18,011)	—	—
JNL/DoubleLine Total Return Fund - Class I	199,569	8,642	44,881	—	2,977	11,711	178,018	5.2
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	198,821	11,244	45,883	—	3,630	9,809	177,621	5.2
JNL/GQG Emerging Markets Equity Fund - Class I	61,309	3,067	27,438	—	11,974	(6,504)	42,408	1.2
JNL/JPMorgan MidCap Growth Fund - Class I	—	45,245	1,927	—	(49)	(1,374)	41,895	1.2
JNL/JPMorgan U.S. Value Fund - Class I	95,864	78	87,603	—	24,437	(15,588)	17,188	0.5
JNL/Loomis Sayles Global Growth Fund - Class I	70,518	80,816	21,986	8,159	7,194	(945)	135,597	4.0
JNL/Lord Abbett Short Duration Income Fund - Class I	100,228	9,727	18,202	4,405	236	1,183	93,172	2.7
JNL/Morningstar SMID Moat Focus Index Fund - Class I	35,225	169	36,766	—	3,942	(2,570)	—	—
JNL/Morningstar Wide Moat Index Fund - Class I	151,116	20,937	108,169	14,313	11,959	(16,319)	59,524	1.8
JNL/Newton Equity Income Fund - Class I	105,340	56,454	39,602	—	7,764	16,053	146,009	4.3
JNL/PIMCO Income Fund - Class I	81,742	18,667	15,484	—	2,644	5,953	93,522	2.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	18,053	539	20,007	—	1,263	152	—	—
JNL/PIMCO Real Return Fund - Class I	18,068	36,572	5,900	—	1,263	698	50,701	1.5
JNL/PPM America High Yield Bond Fund - Class I	—	18,464	1,969	—	32	430	16,957	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	18,045	—	18,637	—	1,347	(755)	—	—
JNL/PPM America Total Return Fund - Class I	123,170	4,699	25,905	—	3,142	4,742	109,848	3.2
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	107,161	73,420	50,318	—	3,987	17,848	152,098	4.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	111,406	—	114,191	—	47,076	(44,291)	—	—
JNL/T. Rowe Price Growth Stock Fund - Class I	124,280	17,304	47,305	—	28,108	(11,297)	111,090	3.3
JNL/T. Rowe Price U.S. High Yield Fund - Class I	45,616	8,990	40,178	—	6,464	(3,984)	16,908	0.5
JNL/T. Rowe Price Value Fund - Class I	140,217	18,192	72,268	—	38,434	(22,306)	102,269	3.0
JNL/WCM Focused International Equity Fund - Class I	173,275	43,058	53,110	12,013	9,626	13,447	186,296	5.5
JNL/WMC Equity Income Fund - Class I	98,028	8,048	50,878	—	14,474	(1,860)	67,812	2.0
	3,571,496	776,381	1,309,916	66,296	353,425	9,167	3,400,553	100.0
JNL/JPMorgan Managed Aggressive Growth Fund
Jackson Credit Opportunities Fund - Class I	28,846	1,411	—	1,406	—	1,044	31,301	1.5
Jackson Real Assets Fund - Class I	17,928	4,865	—	238	—	860	23,653	1.1
JNL Multi-Manager Alternative Fund - Class I	43,497	259	674	—	123	4,077	47,282	2.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	64,038	9,259	13,837	679	1,382	12,402	73,244	3.5
JNL Multi-Manager Mid Cap Fund - Class I	73,972	338	8,618	—	2,004	(424)	67,272	3.2
JNL Multi-Manager Small Cap Growth Fund - Class I	62,680	1,872	6,022	—	2,598	(4)	61,124	2.9
JNL Multi-Manager Small Cap Value Fund - Class I	62,842	3,214	5,725	—	3,230	(1,364)	62,197	3.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	76,417	17,208	11,508	—	1,388	10,821	94,326	4.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	128,542	1,101	22,089	—	14,391	295	122,240	5.9
JNL/Causeway International Value Select Fund - Class I	171,907	14,838	62,823	14,802	16,607	31,762	172,291	8.3
JNL/ClearBridge Large Cap Growth Fund - Class I	157,533	638	38,698	—	20,612	(6,697)	133,388	6.4
JNL/DoubleLine Total Return Fund - Class I	52,286	226	13,624	—	1,002	2,638	42,528	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	53,341	102	16,952	—	1,310	3,734	41,535	2.0

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Invesco Diversified Dividend Fund - Class I	101,182	36	16,539	—	6,767	7,997	99,443	4.8
JNL/JPMorgan MidCap Growth Fund - Class I	36,657	6,055	5,225	—	1,710	1,499	40,696	2.0
JNL/JPMorgan U.S. Value Fund - Class I	73,174	112	20,078	—	10,499	(722)	62,985	3.0
JNL/Lazard International Quality Growth Fund - Class I	80,073	9,060	20,071	8,989	3,508	(3,735)	68,835	3.3
JNL/Mellon Nasdaq 100 Index Fund - Class I	—	31,367	194	—	6	765	31,944	1.5
JNL/MFS Mid Cap Value Fund - Class I	26,170	11,146	2,579	—	5	1,571	36,313	1.8
JNL/Newton Equity Income Fund - Class I	63,008	35,124	9,894	—	3,080	8,461	99,779	4.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	10,667	592	1,697	—	135	741	10,438	0.5
JNL/PPM America Investment Grade Credit Fund - Class I	10,681	535	1,676	—	137	622	10,299	0.5
JNL/PPM America Total Return Fund - Class I	52,233	210	13,327	—	661	2,614	42,391	2.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	42,687	9,463	6,240	—	468	5,775	52,153	2.5
JNL/T. Rowe Price Growth Stock Fund - Class I	149,459	963	40,647	—	23,887	(1,988)	131,674	6.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	10,578	72	11,009	—	3,572	(3,213)	—	—
JNL/T. Rowe Price Value Fund - Class I	209,627	477	82,968	—	40,286	(16,139)	151,283	7.3
JNL/WCM Focused International Equity Fund - Class I	115,232	24,768	32,596	6,987	2,183	14,911	124,498	6.0
JNL/William Blair International Leaders Fund - Class I	89,982	794	19,545	764	(2,157)	20,783	89,857	4.3
JNL/WMC Value Fund - Class I	57,707	87	8,549	—	3,380	4,770	57,395	2.8
	2,122,946	186,192	493,404	33,865	162,774	103,856	2,082,364	100.0
JNL/JPMorgan Managed Conservative Fund
Jackson Credit Opportunities Fund - Class I	11,073	2,080	—	578	—	484	13,637	2.1
Jackson Real Assets Fund - Class I	1,990	7,695	—	104	—	287	9,972	1.6
JNL Multi-Manager Alternative Fund - Class I	27,529	1	1,857	—	428	2,194	28,295	4.4
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,161	178	2,355	82	(490)	2,197	7,691	1.2
JNL Multi-Manager Mid Cap Fund - Class I	9,966	1,347	2,003	—	1,020	(777)	9,553	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	4,919	712	1,174	—	247	(3)	4,701	0.7
JNL Multi-Manager Small Cap Value Fund - Class I	4,933	613	998	—	61	114	4,723	0.7
JNL Multi-Manager U.S. Select Equity Fund - Class I	10,396	1,115	3,537	—	398	1,275	9,647	1.5
JNL/Causeway International Value Select Fund - Class I	11,938	1,159	4,844	999	668	2,673	11,594	1.8
JNL/ClearBridge Large Cap Growth Fund - Class I	10,420	1,022	2,949	—	1,108	(94)	9,507	1.5
JNL/DoubleLine Core Fixed Income Fund - Class I	66,689	2,855	16,638	—	277	4,329	57,512	9.0
JNL/DoubleLine Total Return Fund - Class I	68,409	1,264	13,995	—	122	4,858	60,658	9.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	44,747	15,938	12,740	—	614	2,519	51,078	8.0
JNL/Invesco Diversified Dividend Fund - Class I	8,442	475	2,751	—	1,318	(78)	7,406	1.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	61,987	2,498	12,615	—	(116)	4,057	55,811	8.7
JNL/JPMorgan U.S. Value Fund - Class I	4,943	302	2,674	—	154	507	3,232	0.5
JNL/Lazard International Quality Growth Fund - Class I	5,074	635	2,488	558	(16)	5	3,210	0.5
JNL/Mellon Nasdaq 100 Index Fund - Class I	—	7,069	39	—	1	173	7,204	1.1
JNL/Neuberger Berman Strategic Income Fund - Class I	22,402	7,802	5,005	—	833	1,138	27,170	4.2
JNL/Newton Equity Income Fund - Class I	7,321	529	1,730	—	95	1,230	7,445	1.2
JNL/PIMCO Income Fund - Class I	34,470	13,204	6,564	—	1,047	2,652	44,809	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	34,053	611	8,664	—	(9)	2,730	28,721	4.5
JNL/PIMCO Real Return Fund - Class I	34,506	1,118	6,437	—	1,328	1,325	31,840	5.0
JNL/PPM America High Yield Bond Fund - Class I	29,262	582	9,864	—	618	1,749	22,347	3.5
JNL/PPM America Investment Grade Credit Fund - Class I	27,546	499	7,725	—	719	1,243	22,282	3.5
JNL/PPM America Total Return Fund - Class I	66,647	1,154	14,904	—	1,655	2,772	57,324	9.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	12,206	669	5,028	—	397	1,288	9,532	1.5
JNL/T. Rowe Price Growth Stock Fund - Class I	10,395	1,161	3,795	—	1,413	195	9,369	1.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	20,696	458	22,559	—	2,157	(752)	—	—
JNL/T. Rowe Price Value Fund - Class I	11,620	565	4,558	—	2,362	(996)	8,993	1.4
JNL/WCM Focused International Equity Fund - Class I	8,248	1,073	2,601	489	121	1,115	7,956	1.2
JNL/William Blair International Leaders Fund - Class I	5,035	1,661	1,289	42	105	1,000	6,512	1.0
	686,023	78,044	184,380	2,852	18,635	41,409	639,731	100.0
JNL/JPMorgan Managed Growth Fund
Jackson Credit Opportunities Fund - Class I	54,069	3,448	—	2,638	—	1,957	59,474	1.5
Jackson Real Assets Fund - Class I	31,399	11,816	—	458	—	1,606	44,821	1.1
JNL Multi-Manager Alternative Fund - Class I	84,050	—	1,380	—	332	7,771	90,773	2.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	114,159	17,940	27,453	1,171	(1,602)	25,706	128,750	3.3
JNL Multi-Manager Mid Cap Fund - Class I	130,574	348	16,080	—	2,576	192	117,610	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	104,943	1,127	9,159	—	4,274	(130)	101,055	2.6
JNL Multi-Manager Small Cap Value Fund - Class I	105,699	3,532	9,056	—	5,099	(2,018)	103,256	2.6
JNL Multi-Manager U.S. Select Equity Fund - Class I	102,412	46,733	16,817	—	1,995	14,562	148,885	3.8

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/BlackRock Large Cap Select Growth Fund - Class I	228,069	478	41,524	—	25,736	(595)	212,164	5.4
JNL/Causeway International Value Select Fund - Class I	292,004	24,947	111,953	24,505	29,643	51,402	286,043	7.3
JNL/ClearBridge Large Cap Growth Fund - Class I	268,068	515	77,927	—	41,567	(18,750)	213,473	5.4
JNL/DoubleLine Core Fixed Income Fund - Class I	131,182	2,369	24,720	—	1,075	7,917	117,823	3.0
JNL/DoubleLine Total Return Fund - Class I	197,173	930	52,253	—	1,555	11,865	159,270	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	83,266	127	32,018	—	10,067	(2,493)	58,949	1.5
JNL/Invesco Diversified Dividend Fund - Class I	165,050	253	30,474	—	11,171	12,558	158,558	4.0
JNL/JPMorgan MidCap Growth Fund - Class I	60,599	10,530	8,878	—	4,880	294	67,425	1.7
JNL/JPMorgan U.S. Value Fund - Class I	141,162	225	60,340	—	32,404	(13,916)	99,535	2.5
JNL/Lazard International Quality Growth Fund - Class I	124,210	13,972	38,712	13,654	6,479	(6,721)	99,228	2.5
JNL/Mellon Nasdaq 100 Index Fund - Class I	—	49,316	317	—	9	1,203	50,211	1.3
JNL/MFS Mid Cap Value Fund - Class I	40,549	20,275	4,355	—	(4)	2,399	58,864	1.5
JNL/Newton Equity Income Fund - Class I	81,117	76,846	14,139	—	4,369	10,512	158,705	4.0
JNL/PIMCO Income Fund - Class I	—	78,902	508	—	1	354	78,749	2.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	56,691	262	12,393	—	994	3,542	49,096	1.3
JNL/PPM America High Yield Bond Fund - Class I	42,055	133	45,303	—	12,258	(9,143)	—	—
JNL/PPM America Investment Grade Credit Fund - Class I	56,560	239	21,181	—	1,715	1,892	39,225	1.0
JNL/PPM America Total Return Fund - Class I	167,997	772	32,909	—	1,577	9,293	146,730	3.7
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	72,783	18,153	12,481	—	773	9,624	88,852	2.3
JNL/T. Rowe Price Growth Stock Fund - Class I	289,283	583	100,952	—	61,982	(21,501)	229,395	5.8
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	22,481	51	23,277	—	7,011	(6,266)	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	21,084	67	22,534	—	2,821	(1,438)	—	—
JNL/T. Rowe Price Value Fund - Class I	354,415	843	109,335	—	52,648	(11,784)	286,787	7.3
JNL/WCM Focused International Equity Fund - Class I	192,057	43,510	57,789	11,376	(1,299)	29,937	206,416	5.2
JNL/William Blair International Leaders Fund - Class I	184,991	1,901	43,938	1,527	(5,570)	43,241	180,625	4.6
JNL/WMC Value Fund - Class I	122,251	253	40,637	—	17,995	(1,029)	98,833	2.5
	4,122,402	431,396	1,100,792	55,329	334,531	152,043	3,939,580	100.0
JNL/JPMorgan Managed Moderate Fund
Jackson Credit Opportunities Fund - Class I	25,675	6,385	—	1,380	—	1,206	33,266	2.1
Jackson Real Assets Fund - Class I	5,250	18,485	—	256	—	708	24,443	1.5
JNL Multi-Manager Alternative Fund - Class I	52,087	—	1,662	—	428	4,562	55,415	3.5
JNL Multi-Manager Emerging Markets Equity Fund - Class I	25,635	3,616	6,524	259	188	5,217	28,132	1.8
JNL Multi-Manager Mid Cap Fund - Class I	26,822	222	3,749	—	600	(28)	23,867	1.5
JNL Multi-Manager Small Cap Growth Fund - Class I	22,675	238	2,336	—	1,018	(121)	21,474	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	23,032	480	2,185	—	426	243	21,996	1.4
JNL Multi-Manager U.S. Select Equity Fund - Class I	42,395	193	8,867	—	1,065	5,394	40,180	2.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	29,855	165	5,903	—	1,925	1,357	27,399	1.7
JNL/Causeway International Value Select Fund - Class I	60,297	5,090	20,200	4,992	4,329	12,459	61,975	3.9
JNL/ClearBridge Large Cap Growth Fund - Class I	50,983	204	24,117	—	11,775	(7,699)	31,146	1.9
JNL/DoubleLine Core Fixed Income Fund - Class I	124,842	6,880	28,135	—	535	7,715	111,837	7.0
JNL/DoubleLine Total Return Fund - Class I	150,216	2,813	35,582	—	1,919	8,394	127,760	8.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	69,285	30,010	8,929	—	505	4,674	95,545	6.0
JNL/GQG Emerging Markets Equity Fund - Class I	17,075	25	6,711	—	523	1,048	11,960	0.7
JNL/Invesco Diversified Dividend Fund - Class I	38,350	69	7,708	—	2,812	2,676	36,199	2.3
JNL/JPMorgan MidCap Growth Fund - Class I	10,800	1,770	1,770	—	298	627	11,725	0.7
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	108,308	51	19,819	—	488	6,532	95,560	6.0
JNL/JPMorgan U.S. Value Fund - Class I	8,401	38	1,479	—	44	1,063	8,067	0.5
JNL/Lazard International Quality Growth Fund - Class I	34,257	3,851	25,933	3,719	(2,130)	1,887	11,932	0.7
JNL/Mellon Nasdaq 100 Index Fund - Class I	—	36,051	198	—	6	881	36,740	2.3
JNL/MFS Mid Cap Value Fund - Class I	8,405	4,098	1,047	—	(6)	498	11,948	0.7
JNL/Neuberger Berman Strategic Income Fund - Class I	38,998	12,277	6,850	—	1,246	2,212	47,883	3.0
JNL/Newton Equity Income Fund - Class I	21,017	11,600	4,126	—	233	3,526	32,250	2.0
JNL/PIMCO Income Fund - Class I	77,308	14,767	19,600	—	3,151	4,439	80,065	5.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	77,204	41	19,672	—	70	6,110	63,753	4.0
JNL/PIMCO Real Return Fund - Class I	52,004	922	9,155	—	1,815	2,141	47,727	3.0
JNL/PPM America High Yield Bond Fund - Class I	56,326	30	20,880	—	4,969	(566)	39,879	2.5
JNL/PPM America Investment Grade Credit Fund - Class I	38,946	24	17,908	—	1,752	960	23,774	1.5
JNL/PPM America Total Return Fund - Class I	132,400	55	29,414	—	3,153	5,249	111,443	7.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	30,033	36	6,242	—	418	3,670	27,915	1.7
JNL/T. Rowe Price Growth Stock Fund - Class I	55,299	275	16,669	—	10,271	(2,482)	46,694	2.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	4,167	22	4,326	—	241	(104)	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	34,721	18	37,011	—	5,783	(3,511)	—	—
See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	79,465	421	40,776	—	21,860	(12,803)	48,167	3.0
JNL/WCM Focused International Equity Fund - Class I	20,834	18,775	6,923	1,204	(1,831)	5,383	36,238	2.3
JNL/William Blair International Leaders Fund - Class I	46,679	531	12,218	377	594	8,915	44,501	2.8
JNL/WMC Value Fund - Class I	21,120	70	4,056	—	1,821	1,095	20,050	1.3
	1,721,166	180,598	468,680	12,187	82,294	83,527	1,598,905	100.0
JNL/JPMorgan Managed Moderate Growth Fund
Jackson Credit Opportunities Fund - Class I	56,543	13,023	—	3,012	—	2,602	72,168	2.0
Jackson Real Assets Fund - Class I	11,694	41,254	—	559	—	1,553	54,501	1.5
JNL Multi-Manager Alternative Fund - Class I	116,006	—	2,538	—	629	10,526	124,623	3.5
JNL Multi-Manager Emerging Markets Equity Fund - Class I	76,342	7,581	18,863	776	(1,515)	17,464	81,009	2.3
JNL Multi-Manager Mid Cap Fund - Class I	93,565	16	10,624	—	1,685	276	84,918	2.4
JNL Multi-Manager Small Cap Growth Fund - Class I	73,860	169	6,737	—	3,154	(266)	70,180	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	73,999	1,535	6,214	—	2,714	(580)	71,454	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	94,384	6,656	16,428	—	1,907	12,636	99,155	2.8
JNL/BlackRock Large Cap Select Growth Fund - Class I	95,339	—	18,030	—	5,887	4,548	87,744	2.4
JNL/Causeway International Value Select Fund - Class I	191,779	15,960	75,395	15,953	18,792	34,391	185,527	5.2
JNL/ClearBridge Large Cap Growth Fund - Class I	199,360	—	57,281	—	28,144	(11,212)	159,011	4.4
JNL/DoubleLine Core Fixed Income Fund - Class I	190,715	6,133	48,079	—	1,455	10,977	161,201	4.5
JNL/DoubleLine Total Return Fund - Class I	248,479	6,480	65,696	—	434	16,255	205,952	5.7
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	96,174	41,931	10,701	—	1,185	6,088	134,677	3.8
JNL/GQG Emerging Markets Equity Fund - Class I	57,490	—	17,985	—	3,307	1,988	44,800	1.3
JNL/Invesco Diversified Dividend Fund - Class I	113,646	1	21,760	—	8,000	8,317	108,204	3.0
JNL/JPMorgan MidCap Growth Fund - Class I	36,954	9,221	5,447	—	3,227	(62)	43,893	1.2
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	192,411	4,915	39,709	—	1,061	11,073	169,751	4.7
JNL/JPMorgan U.S. Value Fund - Class I	111,075	32	44,135	—	21,756	(7,233)	81,495	2.3
JNL/Lazard International Quality Growth Fund - Class I	95,358	10,402	33,512	10,397	2,787	(2,902)	72,133	2.0
JNL/Mellon Nasdaq 100 Index Fund - Class I	—	53,835	329	—	10	1,314	54,830	1.5
JNL/MFS Mid Cap Value Fund - Class I	27,915	14,571	3,063	—	(12)	1,645	41,056	1.1
JNL/Newton Equity Income Fund - Class I	46,755	43,548	8,771	—	2,698	5,797	90,027	2.5
JNL/PIMCO Income Fund - Class I	94,413	22,790	19,227	—	3,203	6,488	107,667	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	113,306	8	23,969	—	864	8,112	98,321	2.7
JNL/PPM America High Yield Bond Fund - Class I	67,422	23	18,843	—	4,918	235	53,755	1.5
JNL/PPM America Investment Grade Credit Fund - Class I	101,880	6	36,897	—	2,838	3,520	71,347	2.0
JNL/PPM America Total Return Fund - Class I	200,867	1,647	36,914	—	3,012	9,896	178,508	5.0
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	57,280	7,422	9,967	—	631	7,405	62,771	1.8
JNL/T. Rowe Price Growth Stock Fund - Class I	228,165	—	77,315	—	47,765	(15,964)	182,651	5.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	18,932	2	19,555	—	2,942	(2,321)	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	57,909	17	61,588	—	9,250	(5,588)	—	—
JNL/T. Rowe Price Value Fund - Class I	232,467	60	70,340	—	34,466	(7,685)	188,968	5.3
JNL/WCM Focused International Equity Fund - Class I	139,148	26,191	43,335	8,147	(82)	20,956	142,878	4.0
JNL/William Blair International Leaders Fund - Class I	122,834	9,487	30,586	1,001	(962)	26,273	127,046	3.5
JNL/WMC Value Fund - Class I	74,772	18	13,257	—	5,082	5,301	71,916	2.0
	3,809,238	344,934	973,090	39,845	221,232	181,823	3,584,137	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	15,819	744	1	744	—	668	17,230	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	78,522	7,484	8,697	5,052	(914)	2,102	78,497	1.8
	94,341	8,228	8,698	5,796	(914)	2,770	95,727	2.2
JNL/American Funds Moderate Growth Allocation Fund
American Funds Insurance Series - American High-Income Trust - Class 1	73,631	27,896	8,966	6,160	(785)	2,851	94,627	3.8
	73,631	27,896	8,966	6,160	(785)	2,851	94,627	3.8

JNL Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	10	43,338	43,348	11	—	—	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL Growth ETF Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.74% - Class SL	21,112	701,987	697,716	586	—	—	25,383	6.2
	21,122	745,325	741,064	597	—	—	25,383	6.2

JNL Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	127	44,527	44,555	12	—	—	99	—
JNL Government Money Market Fund, 3.74% - Class SL	1,626	407,674	393,455	276	—	—	15,845	7.0
	1,753	452,201	438,010	288	—	—	15,944	7.0

JNL Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	166	44,114	44,166	14	—	—	114	—
JNL Government Money Market Fund, 3.74% - Class SL	1,001	610,308	586,493	600	—	—	24,816	7.0
	1,167	654,422	630,659	614	—	—	24,930	7.0

JNL/Vanguard Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	—	59,326	58,050	16	—	—	1,276	0.1
JNL Government Money Market Fund, 3.74% - Class SL	170,988	2,046,462	2,138,182	1,926	—	—	79,268	3.7
	170,988	2,105,788	2,196,232	1,942	—	—	80,544	3.8

JNL/Vanguard Moderate ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	200	35,574	35,542	10	—	—	232	—
JNL Government Money Market Fund, 3.74% - Class SL	53,185	684,321	693,555	942	—	—	43,951	7.7
	53,385	719,895	729,097	952	—	—	44,183	7.7

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	102	48,879	47,423	13	—	—	1,558	0.2

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Vanguard Moderate Growth ETF Allocation Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.74% - Class SL	30,103	1,032,372	1,037,256	1,289	—	—	25,219	2.5
	30,205	1,081,251	1,084,679	1,302	—	—	26,777	2.7

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value under U.S. GAAP, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.7%
U.S. Treasury Note 35.6%
Treasury, United States Department of
4.13%, 01/31/27 - 11/15/32	29,150	29,536
2.25%, 02/15/27 - 11/15/27	5,375	5,277
1.13%, 02/28/27 - 02/15/31	11,615	10,709
1.88%, 02/28/27 - 02/15/32	9,320	8,573
4.25%, 03/15/27 - 08/15/35	27,845	28,277
0.63%, 03/31/27 - 08/15/30	9,880	8,738
2.50%, 03/31/27	155	153
3.88%, 03/31/27 - 08/15/34	42,010	42,093
4.50%, 04/15/27 - 11/15/33	12,060	12,311
0.50%, 04/30/27 - 10/31/27	6,290	5,995
2.75%, 04/30/27 - 08/15/32	12,560	12,129
3.75%, 04/30/27 - 11/30/32	18,130	18,121
2.38%, 05/15/27 - 03/31/29	5,030	4,879
2.63%, 05/31/27 - 07/31/29	6,670	6,504
4.63%, 06/15/27 - 02/15/35	15,470	15,979
3.25%, 06/30/27 - 06/30/29	1,690	1,681
4.38%, 07/15/27 - 05/15/34	13,905	14,210
0.38%, 07/31/27 - 09/30/27	5,075	4,820
3.13%, 08/31/27 - 11/15/28	5,625	5,570
3.63%, 08/31/27 - 09/30/31	26,965	26,909
3.38%, 09/15/27 - 05/15/33	10,315	10,183
3.50%, 09/30/27 - 02/15/33	25,190	25,070
4.00%, 12/15/27 - 11/15/35	29,960	30,182
0.75%, 01/31/28	1,310	1,239
1.25%, 03/31/28 - 08/15/31	6,495	6,015
2.88%, 05/15/28 - 05/15/32	9,872	9,481
1.00%, 07/31/28	1,835	1,722
1.38%, 10/31/28 - 12/31/28	7,925	7,455
4.88%, 10/31/28 - 10/31/30	2,525	2,630
1.75%, 01/31/29 - 11/15/29	4,395	4,114
1.63%, 08/15/29 - 05/15/31	5,860	5,300
1.50%, 02/15/30	3,925	3,606
0.88%, 11/15/30	4,905	4,289
		373,750
Mortgage-Backed Securities 24.3%
Federal Home Loan Mortgage Corporation
3.50%, 02/01/26 - 05/01/52	4,712	4,452
5.00%, 03/01/26 - 02/01/55	4,065	4,083
4.00%, 05/01/26 - 04/01/53	4,443	4,294
3.00%, 01/01/27 - 04/01/52	5,850	5,365
2.50%, 08/01/27 - 05/01/52	12,618	10,908
6.50%, 07/01/28 - 12/01/53	728	756
5.50%, 11/01/28 - 06/01/55	7,255	7,394
2.00%, 01/01/29 - 03/01/52	22,174	18,491
6.00%, 02/01/29 - 01/01/55	3,443	3,546
4.50%, 08/01/30 - 07/01/53	2,787	2,753
1.50%, 02/01/36 - 03/01/52	5,309	4,400
Federal National Mortgage Association, Inc.
3.50%, 01/01/26 - 06/01/52	8,697	8,211
4.50%, 05/01/26 - 07/01/53	2,579	2,562
4.00%, 06/01/26 - 09/01/52	6,459	6,268
3.00%, 11/01/26 - 03/01/52	14,587	13,286
2.50%, 03/01/27 - 05/01/52	23,700	20,387
2.00%, 09/01/28 - 06/01/52	32,082	26,700
5.00%, 09/01/29 - 12/01/55	5,648	5,670
6.00%, 11/01/31 - 07/01/55	4,733	4,911
5.50%, 01/01/32 - 04/01/55	6,453	6,588
6.50%, 07/01/32 - 12/01/38	84	88
1.50%, 09/01/35 - 09/01/51	6,442	5,424
7.00%, 12/01/35 - 06/01/55	589	620
TBA, 3.50%, 02/15/40 - 01/15/41 (a)	225	218
TBA, 4.50%, 02/15/40 - 01/15/56 (a)	3,200	3,136
TBA, 2.50%, 01/15/41 (a)	50	47
TBA, 4.00%, 01/15/41 (a)	325	321
TBA, 5.00%, 01/15/41 - 02/15/56 (a)	2,725	2,728
TBA, 5.50%, 01/15/41 - 02/15/56 (a)	4,125	4,186
TBA, 6.00%, 01/15/41 - 02/15/56 (a)	8,225	8,446
TBA, 6.50%, 01/15/56 (a)	5,825	6,052
TBA, 7.00%, 01/15/56 (a)	900	947
Government National Mortgage Association
4.50%, 04/20/26 - 12/20/54	1,856	1,843
3.50%, 05/15/26 - 07/20/50	6,302	5,904
3.00%, 01/20/27 - 09/20/50	7,180	6,549
2.50%, 08/20/27 - 01/20/51	3,431	2,980
8.50%, 06/15/30	—	—
6.00%, 05/15/32 - 12/20/40	26	28
5.00%, 03/15/33 - 01/20/55	1,121	1,130
5.50%, 08/15/33 - 08/20/55	1,740	1,763
6.50%, 07/15/38	3	3
4.00%, 06/15/39 - 10/20/49	2,862	2,771
2.00%, 11/20/50 - 01/20/51	1,482	1,228
TBA, 2.00%, 01/15/56 (a)	1,550	1,283
TBA, 4.00%, 01/15/56 (a)	1,025	967
TBA, 4.50%, 01/15/56 - 02/15/56 (a)	2,625	2,557
TBA, 5.00%, 01/15/56 - 02/15/56 (a)	5,400	5,386
TBA, 5.50%, 01/15/56 - 02/15/56 (a)	4,450	4,493
TBA, 6.00%, 01/15/56 (a)	4,625	4,713
TBA, 6.50%, 01/15/56 (a)	1,625	1,680
TBA, 7.00%, 01/15/56 (a)	375	386
Government National Mortgage Association II
2.00%, 03/20/51 - 05/20/52	7,054	5,842
2.50%, 04/20/51 - 07/20/52	7,227	6,237
3.00%, 11/20/51 - 06/20/52	878	791
3.50%, 04/20/52 - 09/20/52	135	124
4.50%, 07/20/52 - 05/20/53	486	477
4.00%, 09/20/52	312	297
5.50%, 07/20/53 - 05/20/54	1,609	1,630
5.00%, 08/20/53	335	336
		254,636
U.S. Treasury Bond 9.6%
Treasury, United States Department of
6.25%, 05/15/30	2,650	2,917
5.38%, 02/15/31	85	91
4.50%, 02/15/36 - 11/15/54	4,640	4,549
5.00%, 05/15/37 - 05/15/45	795	828
4.25%, 05/15/39 - 08/15/54	6,045	5,550
4.38%, 11/15/39 - 08/15/43	2,000	1,941
1.13%, 05/15/40 - 08/15/40	5,830	3,690
3.88%, 08/15/40 - 05/15/43	1,275	1,152
1.38%, 11/15/40 - 08/15/50	7,296	4,031
1.88%, 02/15/41 - 11/15/51	6,210	3,700
4.75%, 02/15/41 - 08/15/55	11,065	10,996
2.25%, 05/15/41 - 02/15/52	7,045	4,555
1.75%, 08/15/41	785	531
3.75%, 08/15/41 - 11/15/43	1,340	1,189
3.13%, 11/15/41 - 05/15/48	7,137	5,646
2.38%, 02/15/42 - 05/15/51	7,400	4,974
3.00%, 05/15/42 - 08/15/52	5,793	4,329
3.25%, 05/15/42	2,450	2,047
2.75%, 08/15/42 - 11/15/47	2,954	2,206
3.38%, 08/15/42 - 05/15/44	4,577	3,813
2.88%, 05/15/43 - 05/15/52	4,832	3,568
3.63%, 08/15/43 - 05/15/53	10,436	8,679
4.63%, 05/15/44 - 11/15/55	6,030	5,844
4.13%, 08/15/44 - 08/15/53	3,420	3,055
2.50%, 02/15/45 - 05/15/46	4,825	3,364
4.88%, 08/15/45	550	556
4.63%, 11/15/45 (b)	805	788
2.00%, 02/15/50 - 08/15/51	5,574	3,247
1.25%, 05/15/50	1,497	718
1.63%, 11/15/50	2,460	1,295
4.00%, 11/15/52	880	765
		100,614
Sovereign 1.3%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	303
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.55%, 03/14/37	250	276
5.88%, 08/08/54	200	197
Export Development Canada
4.75%, 06/05/34	400	418

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Export-Import Bank of Korea, The
4.63%, 01/11/27	500	504
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	127	127
4.13%, 11/20/45	200	175
5.10%, 06/18/50	100	94
4.98%, 04/20/55	100	91
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	396
5.00%, 05/07/29 - 04/27/51	500	443
8.30%, 08/15/31	300	355
4.75%, 04/27/32 - 03/08/44	856	749
5.63%, 09/22/35	200	197
4.60%, 01/23/46	250	196
6.40%, 05/07/54	200	192
5.75%, 10/12/10	400	334
Gouvernement de la Province de Quebec
3.63%, 04/13/28 (b)	300	300
Government of the Province of British Columbia
4.80%, 06/11/35	200	204
Government of the Republic of Panama
6.40%, 02/14/35	200	211
6.70%, 01/26/36	400	431
4.50%, 04/16/50	600	464
Korea Development Bank
4.63%, 02/15/27	250	252
Ministry of Defence State of Israel
2.75%, 07/03/30	400	371
3.38%, 01/15/50	200	134
4.50%, 04/03/20	300	223
Ontario, Government of
4.85%, 06/11/35	200	206
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	393
3.25%, 09/21/71	600	371
Republic of Indonesia, The Government of, The
2.85%, 02/14/30	600	566
4.30%, 04/16/31	300	299
5.35%, 02/11/49 (b)	200	200
Sandor-Palota
7.63%, 03/29/41	250	292
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	211
The Philippines, Government of
9.50%, 02/02/30	400	480
1.65%, 06/10/31	300	261
6.38%, 01/15/32	500	552
5.25%, 05/14/34	200	208
3.70%, 03/01/41	300	250
5.95%, 10/13/47	200	210
Urzad Rady Ministrow
5.50%, 11/16/27 - 03/18/54	435	437
4.88%, 02/12/30	200	206
5.75%, 11/16/32	300	321
5.13%, 09/18/34	115	117
		13,217
Commercial Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
Series A2-K062, REMIC, 3.41%, 12/25/26	497	495
Series A2-K082, REMIC, 3.92%, 09/25/28 (c)	750	751
Series A2-K087, REMIC, 3.77%, 12/25/28	486	484
Series A2-K092, REMIC, 3.30%, 04/25/29	400	393
Series A1-K099, REMIC, 2.26%, 06/25/29	245	237
Series A1-K106, REMIC, 1.78%, 10/25/29	238	227
Series A2-K103, REMIC, 2.65%, 11/25/29	300	286
Series A2-K117, REMIC, 1.41%, 08/25/30	500	448
Series A2-K126, REMIC, 2.07%, 01/25/31	400	366
Series AM-K138, REMIC, 1.89%, 01/25/32	300	261
Series A2-K761, REMIC, 4.40%, 06/25/32 (c)	100	101
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	149
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	591
Series K-A2-171, REMIC, 4.40%, 06/25/35 (c)	75	74
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	600
Federal National Mortgage Association, Inc.
Series 2018-A2-M1, REMIC, 2.98%, 12/25/27 (c)	298	294
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (c)	455	448
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	273	268
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	478	463
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	200	189
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	274	250
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	298	271
Series 2022-A2-M1, REMIC, 1.67%, 10/25/31 (c)	300	261
		7,907
Municipal 0.6%
Bay Area Toll Authority
6.26%, 04/01/49	200	211
California, State of
3.50%, 04/01/28	80	80
6.00%, 03/01/33	100	111
7.55%, 04/01/39	300	364
Chicago Transit Authority
6.90%, 12/01/40	176	198
City of Atlanta
2.26%, 11/01/35	400	341
Connecticut, State of
5.85%, 03/15/32	125	134
County of Cook
6.23%, 11/15/34	100	107
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	222
Dallas County Hospital District
5.62%, 08/15/44	300	297
Dallas Independent School District
6.45%, 02/15/35	300	305
Florida Department of Management Services
1.71%, 07/01/27	300	291
Maryland Economic Development Corporation
5.43%, 05/31/56	200	192
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	305
Municipal Electric Authority of Georgia
7.06%, 04/01/57	184	206
New Jersey Economic Development Authority
7.43%, 02/15/29	200	209
New Jersey Turnpike Authority
7.10%, 01/01/41	250	292
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	243
New York, City of
5.83%, 10/01/53	200	206
Ohio State University, The
4.91%, 06/01/40	200	200
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	299
Port Authority of New York And New Jersey, The
6.04%, 12/01/29	200	215
Rector & Visitors of The University of Virginia
2.26%, 09/01/50	300	175
San Diego County Water Authority
6.14%, 05/01/49	260	267
State of Illinois
7.35%, 07/01/35	286	311
Texas A&M University
3.66%, 07/01/47	100	82
Texas, State of
5.52%, 04/01/39	187	192
Transportation, Texas Department of
5.18%, 04/01/30	400	409
University of Pittsburgh-Of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	188
		6,652

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 0.6%
Federal Farm Credit Banks Funding Corporation
4.13%, 02/12/27 (d)	175	176
4.75%, 05/06/27 (d)	175	178
1.10%, 08/10/29 (d)	500	457
1.23%, 09/10/29 (d)	500	457
1.65%, 07/23/35 (d)	225	176
Federal Home Loan Bank of Topeka
4.75%, 04/09/27 (d)	800	813
Federal Home Loan Mortgage Corporation
6.75%, 09/15/29 - 03/15/31 (d)	930	1,034
6.25%, 07/15/32 (b) (d)	205	232
Federal National Mortgage Association, Inc.
7.25%, 05/15/30 (d)	540	617
6.63%, 11/15/30 (d)	331	373
FHLBanks Office of Finance
3.25%, 11/16/28 (d)	550	547
5.50%, 07/15/36 (d)	400	438
Tennessee Valley Authority
5.25%, 09/15/39 (b) (d)	200	212
5.38%, 04/01/56 (d)	300	304
		6,014
Total Government And Agency Obligations (cost $799,894)		762,790
CORPORATE BONDS AND NOTES 25.5%
Financials 8.9%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	299
African Development Bank
3.50%, 09/18/29	400	397
Ally Financial Inc.
6.99%, 06/13/29	200	211
6.85%, 01/03/30	200	212
American Express Company
3.30%, 05/03/27	300	298
5.10%, 02/16/28	250	253
4.73%, 04/25/29	300	305
4.35%, 07/20/29	400	403
4.05%, 12/03/42	200	173
American Honda Finance Corporation
4.55%, 07/09/27	400	404
5.65%, 11/15/28	50	52
5.05%, 07/10/31	400	411
American International Group, Inc.
4.75%, 04/01/48	60	53
4.38%, 06/30/50	350	293
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	104
Aon Corporation
3.75%, 05/02/29	300	297
2.80%, 05/15/30	350	330
Apollo Global Management, Inc.
5.15%, 08/12/35	300	301
6.00%, 12/15/54	250	248
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	143
Arthur J. Gallagher & Co.
4.60%, 12/15/27	200	202
3.50%, 05/20/51	45	31
Asian Development Bank
4.13%, 01/12/27	200	201
2.38%, 08/10/27	300	295
4.38%, 01/14/28 (b)	300	305
2.75%, 01/19/28	400	394
6.38%, 10/01/28	210	223
1.88%, 01/24/30	200	186
4.00%, 01/12/33	300	299
Asian Infrastructure Investment Bank
4.25%, 03/13/34	300	304
4.50%, 05/21/35	200	205
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	315
Athene Holding Ltd
3.95%, 05/25/51	300	210
Australia and New Zealand Banking Group Limited
4.62%, 12/16/29	400	408
Banco De Desarrollo Para America Latina
4.13%, 01/07/28	400	402
Banco Santander, S.A.
3.80%, 02/23/28	200	199
5.54%, 03/14/30	200	207
4.55%, 11/06/30	400	401
Bank of America Corporation
3.59%, 07/21/28	350	348
4.98%, 01/24/29	90	92
3.97%, 03/05/29	150	150
4.27%, 07/23/29	170	171
3.19%, 07/23/30	300	290
2.88%, 10/22/30	400	381
5.16%, 01/24/31	100	103
2.50%, 02/13/31	185	172
2.59%, 04/29/31	250	233
1.90%, 07/23/31	150	135
1.92%, 10/24/31 (b)	300	269
2.69%, 04/22/32	255	234
2.30%, 07/21/32	200	179
2.57%, 10/20/32	300	271
2.97%, 02/04/33	300	275
5.87%, 09/15/34	250	267
5.51%, 01/24/36	130	136
5.74%, 02/12/36	300	313
5.46%, 05/09/36	200	208
3.85%, 03/08/37	200	188
4.24%, 04/24/38	120	112
4.44%, 01/20/48	120	104
3.95%, 01/23/49	75	60
4.33%, 03/15/50	300	252
2.83%, 10/24/51	200	127
3.48%, 03/13/52	55	40
2.97%, 07/21/52 (b)	200	131
Bank of Montreal
4.70%, 09/14/27	100	101
4.06%, 09/22/28	200	200
Banque Developpt Conseil Europe 9
3.63%, 05/08/28	200	200
4.50%, 01/15/30	200	206
Barclays PLC
4.84%, 05/09/28	300	302
4.48%, 11/11/29	200	201
2.89%, 11/24/32	200	182
6.22%, 05/09/34	300	323
5.86%, 08/11/46	300	308
6.04%, 03/12/55	200	210
Barings BDC, Inc.
7.00%, 02/15/29	300	309
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	178
4.20%, 08/15/48	135	113
2.85%, 10/15/50	200	129
BGC Group, Inc.
6.15%, 04/02/30	400	414
BlackRock Finance, Inc.
2.40%, 04/30/30	200	187
Blackstone Private Credit Fund
5.60%, 11/22/29	200	202
Blackstone Secured Lending Fund
5.88%, 11/15/27	300	306
5.35%, 04/13/28	300	303
Blue Owl Credit Income Corp.
7.95%, 06/13/28	200	212
6.60%, 09/15/29	300	309
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	214
Brookfield Financial, Inc.
3.90%, 01/25/28	150	150
Brown & Brown, Inc.
4.70%, 06/23/28	300	304
Capital One Financial Corporation
6.38%, 06/08/34	400	432

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.20%, 09/11/36	200	199
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	300	307
Caterpillar Financial Services Corporation
5.00%, 05/14/27	300	305
4.60%, 11/15/27	300	305
Charles Schwab Corporation, The
1.65%, 03/11/31	300	263
6.14%, 08/24/34 (b)	200	218
Chubb Ina Holdings LLC
1.38%, 09/15/30	400	352
4.35%, 11/03/45	150	131
Cincinnati Financial Corporation
6.13%, 11/01/34	100	108
Citigroup Inc.
3.89%, 01/10/28	160	160
4.64%, 05/07/28	200	202
3.67%, 07/24/28	450	447
4.13%, 07/25/28	250	250
4.08%, 04/23/29	115	115
6.63%, 06/15/32	300	332
3.06%, 01/25/33	300	275
3.79%, 03/17/33	200	191
6.27%, 11/17/33	300	327
5.59%, 11/19/34	300	308
5.83%, 02/13/35	95	99
5.33%, 03/27/36	300	307
5.88%, 01/30/42	489	515
4.75%, 05/18/46	200	176
4.28%, 04/24/48	60	51
4.65%, 07/23/48	140	123
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	259
Commonwealth Bank of Australia
4.42%, 03/14/28	250	253
Cooperatieve Rabobank U.A.
3.96%, 10/17/28	300	301
Corebridge Financial, Inc.
3.65%, 04/05/27	200	199
3.90%, 04/05/32 (b)	200	190
4.40%, 04/05/52	200	162
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28	300	295
3.73%, 01/14/32 (b)	400	378
Discover Bank
2.70%, 02/06/30	250	236
Equitable Holdings, Inc.
4.35%, 04/20/28	29	29
5.59%, 01/11/33	300	316
5.00%, 04/20/48	68	61
European Bank for Reconstruction and Development
4.25%, 03/13/34 (b)	300	302
European Investment Bank
1.38%, 03/15/27	800	780
4.38%, 03/19/27 - 10/10/31	700	713
3.88%, 03/15/28	210	211
4.75%, 06/15/29	400	415
4.13%, 02/13/34	500	502
Fairfax Financial Holdings Limited
6.35%, 03/22/54	200	207
Fifth Third Bancorp
8.25%, 03/01/38	300	369
First Citizens BancShares, Inc.
5.23%, 03/12/31	200	203
Fiserv, Inc.
3.50%, 07/01/29 (b)	190	184
4.75%, 03/15/30	150	151
4.55%, 02/15/31	200	198
4.40%, 07/01/49	100	79
Ford Motor Credit Company LLC
5.85%, 05/17/27	300	305
4.00%, 11/13/30	300	283
FS KKR Capital Corp.
6.13%, 01/15/30 (b)	200	197
General Motors Financial Company, Inc.
5.40%, 05/08/27	250	254
2.40%, 04/10/28	300	289
5.80%, 01/07/29	300	313
2.35%, 01/08/31	400	360
2.70%, 06/10/31	400	363
5.45%, 09/06/34	300	305
Global Payments Inc.
5.55%, 11/15/35	300	298
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	110	110
2.64%, 02/24/28	300	295
4.94%, 04/23/28	300	303
3.81%, 04/23/29 (b)	150	149
4.15%, 10/21/29	200	200
5.21%, 01/28/31	100	103
4.37%, 10/21/31	300	299
2.62%, 04/22/32	205	187
2.38%, 07/21/32	200	179
2.65%, 10/21/32	160	144
3.10%, 02/24/33	300	276
5.02%, 10/23/35	300	302
5.54%, 01/28/36	110	114
6.75%, 10/01/37	350	391
4.41%, 04/23/39	90	83
3.21%, 04/22/42	125	97
4.75%, 10/21/45	230	209
5.56%, 11/19/45	300	301
5.73%, 01/28/56	110	111
Golub Capital Private Credit Fund
5.45%, 08/15/28 (b) (e)	400	403
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	200	206
Hartford Insurance Group, Inc., The
6.10%, 10/01/41	75	80
HSBC Holdings PLC
5.60%, 05/17/28	300	306
5.21%, 08/11/28	300	305
2.21%, 08/17/29	400	380
3.97%, 05/22/30	300	297
5.40%, 08/11/33	500	518
6.25%, 03/09/34 (b)	200	218
6.55%, 06/20/34	200	217
7.40%, 11/13/34	250	286
5.13%, 11/06/36	400	401
Huntington Bancshares Incorporated
6.21%, 08/21/29	300	315
Huntington National Bank, The
4.87%, 04/12/28	300	302
ING Groep N.V.
4.25%, 03/28/33	200	197
5.53%, 03/25/36 (b)	300	312
Inter-American Development Bank
4.00%, 01/12/28	300	303
4.50%, 02/15/30	200	206
3.75%, 06/14/30	200	200
1.13%, 01/13/31	300	264
3.50%, 04/12/33	95	90
4.38%, 07/16/35 - 01/24/44	600	601
Inter-American Investment Corporation
4.25%, 02/14/29	400	406
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	367
4.60%, 03/15/33	250	253
4.25%, 09/21/48	75	62
3.00%, 09/15/60	85	51
International Bank for Reconstruction and Development
3.13%, 06/15/27	400	398
2.50%, 11/22/27 - 03/29/32	1,300	1,258
1.38%, 04/20/28	300	286
4.50%, 06/26/28 - 04/10/31	500	511
3.50%, 07/12/28	205	205
3.88%, 02/14/30	210	212
4.00%, 01/10/31	500	505

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
1.25%, 02/10/31	195	172
4.63%, 01/15/32	220	229
4.75%, 11/14/33	200	210
Japan Bank For International Cooperation
2.00%, 10/17/29	400	374
Jefferies Group LLC
4.15%, 01/23/30	150	148
John Deere Capital Corporation
3.45%, 03/07/29	115	113
1.45%, 01/15/31	200	176
4.40%, 09/08/31	300	302
JPMorgan Chase & Co.
8.00%, 04/29/27	200	211
3.54%, 05/01/28	300	298
2.18%, 06/01/28	500	488
4.85%, 07/25/28	150	152
3.51%, 01/23/29	200	198
4.92%, 01/24/29	100	102
4.01%, 04/23/29	150	150
4.20%, 07/23/29	640	642
2.74%, 10/15/30	220	209
5.14%, 01/24/31	90	93
2.52%, 04/22/31	405	377
2.96%, 05/13/31	350	330
1.76%, 11/19/31	85	76
2.58%, 04/22/32	200	183
2.96%, 01/25/33	300	276
4.91%, 07/25/33	200	204
5.72%, 09/14/33	100	106
5.35%, 06/01/34	500	520
5.34%, 01/23/35	250	259
5.77%, 04/22/35	115	123
5.29%, 07/22/35	200	207
5.50%, 01/24/36	100	105
4.85%, 02/01/44	300	284
3.96%, 11/15/48	200	161
3.90%, 01/23/49	105	84
3.11%, 04/22/51	370	251
3.33%, 04/22/52	195	138
KeyCorp
2.25%, 04/06/27	250	244
KfW
4.38%, 03/01/27	300	303
3.75%, 02/15/28	300	301
4.13%, 07/15/33	700	705
0.00%, 06/29/37 (f)	774	476
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	392
3.88%, 06/14/28	200	201
Lazard Group LLC
4.38%, 03/11/29	300	301
Lloyds Banking Group PLC
3.75%, 03/18/28	300	299
4.82%, 06/13/29	300	305
4.34%, 01/09/48	250	207
Manufacturers and Traders Trust Company
4.76%, 07/06/28	300	303
Marex Group PLC
5.83%, 05/08/28	300	305
Markel Group Inc.
4.15%, 09/17/50	300	232
6.00%, 05/16/54	200	202
Marsh & Mclennan Companies, Inc.
5.15%, 03/15/34	250	258
4.90%, 03/15/49	65	59
5.45%, 03/15/53	100	97
MasterCard Incorporated
4.85%, 03/09/33	100	103
3.85%, 03/26/50	300	236
MetLife, Inc.
5.70%, 06/15/35	100	107
6.40%, 12/15/36	100	105
5.25%, 01/15/54	300	285
Mitsubishi UFJ Financial Group, Inc.
5.02%, 07/20/28	300	305
5.35%, 09/13/28	300	307
4.32%, 04/19/33 (b)	300	295
5.41%, 04/19/34 (b)	200	209
5.19%, 09/12/36	200	203
Mizuho Financial Group, Inc.
4.02%, 03/05/28 (g)	500	501
2.20%, 07/10/31 (g)	200	182
5.42%, 05/13/36 (b)	200	208
Moody's Corporation
2.00%, 08/19/31 (b)	400	355
Morgan Stanley
3.63%, 01/20/27	600	599
5.12%, 02/01/29	300	306
4.13%, 10/18/29	300	300
2.70%, 01/22/31	435	408
2.24%, 07/21/32	200	178
2.51%, 10/20/32	130	117
2.94%, 01/21/33	600	548
4.89%, 07/20/33	500	507
6.34%, 10/18/33	130	142
5.47%, 01/18/35	250	260
5.66%, 04/17/36	300	315
4.89%, 10/22/36	300	297
5.94%, 02/07/39	250	263
3.22%, 04/22/42	110	86
4.38%, 01/22/47	200	173
Morgan Stanley Private Bank, National Association
4.47%, 07/06/28	300	302
4.20%, 11/17/28	400	401
4.73%, 07/18/31	300	304
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	266
2.50%, 12/21/40 (h)	100	71
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	200	203
5.15%, 06/15/29	200	207
NatWest Group PLC
5.81%, 09/13/29	200	208
Nomura Holdings, Inc.
5.59%, 07/02/27	300	306
5.78%, 07/03/34	300	317
ORIX Corporation
3.70%, 07/18/27	200	199
PACCAR Financial Corp.
4.60%, 01/10/28	250	255
4.00%, 08/08/28	200	201
PayPal Holdings, Inc.
2.85%, 10/01/29	100	96
3.25%, 06/01/50	200	136
PepsiCo Singapore Financing I Pte. Ltd.
4.70%, 02/16/34	250	253
Principal Financial Group, Inc.
5.38%, 03/15/33	200	209
5.50%, 03/15/53	100	98
Progressive Corporation, The
4.35%, 04/25/44	200	174
4.13%, 04/15/47	50	41
Prudential Financial, Inc.
3.91%, 12/07/47	313	246
3.70%, 03/13/51	150	112
Royal Bank of Canada
3.63%, 05/04/27 (b)	300	300
4.52%, 10/18/28	400	404
3.88%, 05/04/32 (b)	300	291
5.00%, 02/01/33	150	154
S&P Global Inc.
2.45%, 03/01/27	200	197
4.75%, 08/01/28	100	102
2.90%, 03/01/32	200	184
Santander Holdings USA, Inc.
6.50%, 03/09/29	200	208
5.47%, 03/20/29 (b)	300	306
Southstate Corporation
7.00%, 06/13/35	200	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
State Street Corporation
4.53%, 02/20/29	200	203
4.68%, 10/22/32	500	509
5.16%, 05/18/34	300	310
3.03%, 11/01/34	230	217
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	149
5.52%, 01/13/28	300	309
3.54%, 01/17/28	200	198
3.04%, 07/16/29	300	288
5.56%, 07/09/34	300	315
5.80%, 07/08/46	200	203
Synchrony Bank
5.63%, 08/23/27 (i)	400	408
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	200	197
4.81%, 10/21/32	400	407
5.68%, 01/22/35	250	264
5.37%, 07/21/36	300	309
Toronto-Dominion Bank, The
4.11%, 10/13/28	250	251
3.20%, 03/10/32	200	186
4.93%, 10/15/35 (b)	300	300
Toyota Motor Credit Corporation
4.05%, 09/05/28	200	201
2.15%, 02/13/30	500	464
1.65%, 01/10/31	100	88
4.70%, 01/12/33	100	101
Travelers Companies, Inc., The
6.38%, 03/15/33	200	225
4.00%, 05/30/47	100	81
Truist Financial Corporation
7.16%, 10/30/29	400	432
5.71%, 01/24/35	250	263
U.S. Bancorp
4.65%, 02/01/29	500	506
1.38%, 07/22/30	100	89
5.42%, 02/12/36 (b)	200	208
UBS Group AG
4.88%, 05/15/45	350	324
Unum Group
4.50%, 12/15/49	300	242
Visa Inc.
1.10%, 02/15/31	300	261
2.70%, 04/15/40 (b)	200	154
3.65%, 09/15/47	45	35
Wells Fargo & Company
4.90%, 01/24/28 - 11/17/45	650	628
3.58%, 05/22/28	250	248
4.15%, 01/24/29	130	130
4.08%, 09/15/29	200	200
2.57%, 02/11/31	360	336
5.15%, 04/23/31 (b)	300	310
4.90%, 07/25/33	400	406
5.50%, 01/23/35	250	261
3.07%, 04/30/41	150	117
5.61%, 01/15/44	350	347
4.75%, 12/07/46	200	176
4.61%, 04/25/53	250	215
Westpac Banking Corporation
5.54%, 11/17/28	200	209
4.11%, 07/24/34 (g)	250	245
5.62%, 11/20/35 (b) (g)	300	310
3.02%, 11/18/36	85	77
4.42%, 07/24/39 (g)	50	46
Willis North America Inc.
3.88%, 09/15/49	300	223
		93,193
Health Care 2.6%
Abbott Laboratories
1.40%, 06/30/30	100	89
6.00%, 04/01/39	100	110
4.75%, 04/15/43	200	189
AbbVie Inc.
4.65%, 03/15/28	200	203
4.25%, 11/14/28	100	101
3.20%, 11/21/29 (b)	350	339
4.05%, 11/21/39	400	357
4.45%, 05/14/46	140	122
4.88%, 11/14/48	100	91
Aetna Inc.
6.63%, 06/15/36	150	165
Amgen Inc.
2.45%, 02/21/30	80	75
5.25%, 03/02/30	400	415
2.30%, 02/25/31	350	317
3.15%, 02/21/40	265	209
3.38%, 02/21/50	265	189
4.66%, 06/15/51	408	349
3.00%, 01/15/52	200	129
AstraZeneca Finance LLC
4.80%, 02/26/27	250	253
4.90%, 03/03/30	200	207
5.00%, 02/26/34	250	259
AstraZeneca PLC
1.38%, 08/06/30	80	71
4.38%, 11/16/45 - 08/17/48	130	114
Baxalta Incorporated
5.25%, 06/23/45	60	57
Baxter International Inc.
1.92%, 02/01/27	64	62
2.54%, 02/01/32	100	87
Becton, Dickinson and Company
3.70%, 06/06/27	300	299
Biogen Inc.
6.45%, 05/15/55	200	210
Bristol-Myers Squibb Company
1.45%, 11/13/30	90	80
2.95%, 03/15/32	85	79
4.13%, 06/15/39	100	91
3.55%, 03/15/42 (b)	60	48
4.35%, 11/15/47	70	59
4.55%, 02/20/48	70	61
4.25%, 10/26/49	190	155
2.55%, 11/13/50	85	50
5.55%, 02/22/54 (b)	135	133
Cardinal Health, Inc.
3.41%, 06/15/27	200	198
5.00%, 11/15/29	300	308
Cencora, Inc.
5.15%, 02/15/35	200	205
Centene Corporation
2.45%, 07/15/28	365	342
2.63%, 08/01/31	305	262
Cigna Group, The
4.38%, 10/15/28	210	212
4.88%, 09/15/32	500	506
4.80%, 08/15/38	320	307
3.88%, 10/15/47	60	46
4.90%, 12/15/48	160	143
CommonSpirit Health
4.35%, 09/01/30	300	299
5.58%, 09/01/45	250	244
Cottage Health
3.30%, 11/01/49	300	209
CVS Health Corporation
4.30%, 03/25/28	300	301
5.40%, 06/01/29	300	311
3.25%, 08/15/29	300	289
1.75%, 08/21/30	95	84
6.00%, 06/01/44 (b)	300	302
5.13%, 07/20/45	200	181
5.05%, 03/25/48	470	415
Elevance Health, Inc.
2.25%, 05/15/30	350	321
4.38%, 12/01/47	80	67
3.60%, 03/15/51	70	50

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Eli Lilly and Company
4.50%, 02/09/27	250	252
4.55%, 02/12/28	200	203
3.38%, 03/15/29	250	246
4.90%, 02/12/32	200	207
4.70%, 02/09/34	250	253
2.50%, 09/15/60	300	163
5.60%, 02/12/65	200	201
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	134
4.80%, 08/14/29 (b)	150	153
5.91%, 11/22/32	100	108
Gilead Sciences, Inc.
2.95%, 03/01/27	300	297
1.65%, 10/01/30	400	358
2.60%, 10/01/40	100	74
4.15%, 03/01/47	150	125
5.60%, 11/15/64 (b)	150	149
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	120
HCA Inc.
4.13%, 06/15/29	100	100
5.45%, 09/15/34	200	206
5.13%, 06/15/39	50	48
5.50%, 06/15/47	300	284
5.25%, 06/15/49	100	91
5.90%, 06/01/53	200	196
6.20%, 03/01/55	200	204
5.70%, 11/15/55	300	287
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	152
Humana Inc.
5.38%, 04/15/31	200	207
5.95%, 03/15/34	250	262
5.75%, 04/15/54	200	189
Johnson & Johnson
4.80%, 06/01/29	300	310
4.70%, 03/01/30	200	206
3.63%, 03/03/37	100	91
5.95%, 08/15/37	250	279
3.50%, 01/15/48	50	39
2.45%, 09/01/60	200	110
McKesson Corporation
5.10%, 07/15/33	200	207
MedStar Health, Inc.
3.63%, 08/15/49	200	147
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	100
Medtronic, Inc.
4.63%, 03/15/45	284	260
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	121
4.20%, 07/01/55	250	203
Merck & Co., Inc.
3.85%, 09/15/27	500	502
3.90%, 03/07/39	50	45
2.35%, 06/24/40	55	40
4.00%, 03/07/49	80	64
2.45%, 06/24/50	70	41
5.70%, 09/15/55	500	505
5.15%, 05/17/63	100	92
Mylan II B.V.
5.25%, 06/15/46	85	70
New York and Presbyterian Hospital, The
4.06%, 08/01/56	150	117
Northwell Health, Inc.
3.98%, 11/01/46	300	235
Novartis Capital Corporation
2.00%, 02/14/27	400	393
3.90%, 11/05/28	400	401
2.20%, 08/14/30	95	88
4.40%, 05/06/44	200	178
2.75%, 08/14/50	65	42
Pfizer Inc.
6.60%, 12/01/28 (j)	50	54
4.20%, 09/15/48	50	41
4.00%, 03/15/49	65	52
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	306
5.34%, 05/19/63	300	279
Providence St. Joseph Health
3.74%, 10/01/47	350	267
Smith & Nephew PLC
5.40%, 03/20/34	200	207
Stryker Corporation
4.85%, 12/08/28	200	205
4.10%, 04/01/43	200	170
Thermo Fisher Scientific Inc.
4.47%, 10/07/32	300	301
4.89%, 10/07/37	300	298
5.30%, 02/01/44	200	197
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	210
UnitedHealth Group Incorporated
5.25%, 02/15/28	200	206
3.88%, 12/15/28	200	200
4.25%, 01/15/29 - 06/15/48	180	167
5.30%, 02/15/30	200	209
4.90%, 04/15/31	200	205
2.30%, 05/15/31	80	72
4.95%, 01/15/32	400	410
4.20%, 05/15/32 - 01/15/47	400	370
5.35%, 02/15/33 (b)	200	209
5.80%, 03/15/36	150	160
3.50%, 08/15/39	250	209
3.05%, 05/15/41	80	61
3.75%, 10/15/47	60	46
4.45%, 12/15/48	60	50
5.88%, 02/15/53	100	101
6.05%, 02/15/63	100	102
Viatris Inc.
2.70%, 06/22/30	90	82
3.85%, 06/22/40	80	61
4.00%, 06/22/50	110	73
Wyeth LLC
5.95%, 04/01/37 (b)	250	269
Zoetis Inc.
2.00%, 05/15/30	200	183
5.60%, 11/16/32	200	213
		27,826
Utilities 2.4%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	97
Alabama Power Company
6.00%, 03/01/39	250	268
3.70%, 12/01/47	200	153
3.13%, 07/15/51	200	133
Ameren Corporation
5.00%, 01/15/29	200	204
American Water Capital Corp.
5.15%, 03/01/34	250	258
3.75%, 09/01/47	100	77
Appalachian Power Company
5.65%, 04/01/34	200	209
Arizona Public Service Company
4.50%, 04/01/42	100	88
Atmos Energy Corporation
1.50%, 01/15/31	300	263
5.90%, 11/15/33	100	108
6.20%, 11/15/53	200	216
Baltimore Gas and Electric Company
2.25%, 06/15/31	300	271
Basin Electric Power Cooperative
5.85%, 10/15/55 (e)	300	293
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	197
6.13%, 04/01/36	400	435

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
3.80%, 07/15/48	100	76
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	100
CenterPoint Energy, Inc.
5.95%, 04/01/56	300	302
CMS Energy Corporation
4.75%, 06/01/50	300	295
Commonwealth Edison Company
5.65%, 06/01/54	200	199
5.95%, 06/01/55	200	208
Consolidated Edison Company of New York, Inc.
5.50%, 03/15/34	100	105
5.38%, 05/15/34	300	311
5.13%, 03/15/35	150	153
5.70%, 06/15/40	100	104
3.88%, 06/15/47	300	233
Constellation Energy Generation, LLC
5.75%, 03/15/54	200	199
Consumers Energy Company
4.63%, 05/15/33	300	301
Dominion Energy, Inc.
4.60%, 05/15/28	300	304
3.38%, 04/01/30	250	241
5.00%, 06/15/30	200	205
6.88%, 02/01/55	300	312
6.20%, 02/15/56	200	201
DTE Electric Company
2.63%, 03/01/31	250	231
5.85%, 05/15/55	200	206
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	550	512
5.30%, 02/15/40	300	303
3.20%, 08/15/49	250	171
Duke Energy Florida, LLC
3.40%, 10/01/46	60	44
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	271
5.90%, 05/15/55	200	204
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	86
Duke Energy Progress, LLC
5.05%, 03/15/35	200	204
4.20%, 08/15/45	250	208
5.35%, 03/15/53	100	95
Edison International
6.95%, 11/15/29	200	213
Entergy Utility Assets, LLC
5.35%, 03/15/34	200	208
5.15%, 09/15/34	150	153
Entergy Utility Enterprises, Inc.
5.00%, 09/01/33	400	407
Evergy Kansas Central, Inc.
4.70%, 03/13/28	200	203
Eversource Energy
3.30%, 01/15/28	200	196
4.45%, 12/15/30	300	299
Exelon Corporation
4.95%, 06/15/35	250	249
5.88%, 03/15/55	200	201
Florida Power & Light Company
5.05%, 04/01/28	100	103
3.70%, 12/01/47	40	31
4.13%, 06/01/48	300	245
5.70%, 03/15/55	200	203
Iberdrola International B.V.
6.75%, 07/15/36	150	171
Idaho Power Company
5.70%, 03/15/55	200	199
Jersey Central Power & Light Company
4.15%, 01/15/29 (e)	200	200
Kentucky Utilities Company
5.13%, 11/01/40	150	147
MidAmerican Energy Company
6.75%, 12/30/31	50	56
3.15%, 04/15/50	125	85
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	300
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	204
5.00%, 02/28/30	200	206
2.25%, 06/01/30	400	368
5.05%, 02/28/33	200	205
5.25%, 02/28/53	200	186
NiSource Finance Corp.
3.49%, 05/15/27	200	199
NiSource Inc.
5.25%, 03/30/28	100	103
1.70%, 02/15/31	500	438
Northern States Power Company
5.10%, 05/15/53	200	186
NorthWestern Corporation
4.18%, 11/15/44	150	124
NSTAR Electric Company
4.95%, 09/15/52	100	90
Ohio Power Company
2.60%, 04/01/30	200	187
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	157
5.25%, 09/30/40	200	198
3.80%, 09/30/47	200	154
One Gas, Inc.
5.10%, 04/01/29	200	206
PacifiCorp
6.25%, 10/15/37	200	209
5.50%, 05/15/54 (b)	200	179
PECO Energy Company
2.85%, 09/15/51	250	156
PG&E Company
4.55%, 07/01/30 (b)	235	234
6.95%, 03/15/34	200	223
4.50%, 07/01/40	240	209
3.50%, 08/01/50	105	71
6.10%, 10/15/55	300	295
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	200	194
5.21%, 12/01/47	100	97
5.10%, 06/01/52	225	209
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	248
PPL Electric Utilities Corporation
3.00%, 10/01/49	250	166
Progress Energy, Inc.
7.75%, 03/01/31 (b)	300	344
Public Service Company of Colorado
5.85%, 05/15/55	200	203
Public Service Electric And Gas Company
3.00%, 05/15/27	200	198
2.05%, 08/01/50	300	162
5.30%, 08/01/54	200	191
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	177
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	209
3.25%, 09/15/49	170	115
San Diego Gas & Electric Company
1.70%, 10/01/30	200	179
5.55%, 04/15/54	200	195
Sempra
5.50%, 08/01/33 (b)	200	209
4.00%, 02/01/48	50	38
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	420
6.00%, 01/15/34	75	79
5.63%, 02/01/36	195	197
4.05%, 03/15/42	200	159
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	167
3.15%, 09/30/51	200	130
Southern Power Company
4.25%, 10/01/30	250	250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Southwest Gas Corporation
5.45%, 03/23/28	100	103
System Energy Resources, Inc.
6.00%, 04/15/28	100	104
5.30%, 12/15/34	200	202
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	263
The Southern Company
3.70%, 04/30/30 (g)	250	244
4.40%, 07/01/46	200	169
Union Electric Company
3.65%, 04/15/45	350	272
Virginia Electric and Power Company
6.00%, 05/15/37	200	215
4.45%, 02/15/44	100	86
4.00%, 11/15/46	300	239
Washington Gas Light Company
3.80%, 09/15/46	200	155
Wisconsin Electric Power Company
4.75%, 09/30/32	100	102
XCEL Energy Inc.
2.60%, 12/01/29	300	282
		25,289
Industrials 1.9%
3M Company
2.38%, 08/26/29	690	650
Air Lease Corporation
5.30%, 02/01/28	300	306
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	297
Boeing Company, The
5.04%, 05/01/27 (h)	100	101
2.95%, 02/01/30	125	118
5.15%, 05/01/30 (h)	285	293
6.53%, 05/01/34 (h)	400	443
5.88%, 02/15/40	25	26
5.71%, 05/01/40 (h)	500	511
3.90%, 05/01/49	40	30
3.95%, 08/01/59	125	89
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	111
5.75%, 05/01/40	400	424
Canadian National Railway Company
3.65%, 02/03/48	300	229
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	217
6.13%, 09/15/15	90	90
Carrier Global Corporation
2.72%, 02/15/30	125	118
5.90%, 03/15/34	208	223
3.58%, 04/05/50	104	77
Caterpillar Inc.
3.25%, 04/09/50	250	179
5.50%, 05/15/55 (b)	200	202
CRH America Finance, Inc.
5.00%, 02/09/36	300	301
CSX Corporation
3.80%, 03/01/28	100	100
5.50%, 04/15/41	205	209
4.30%, 03/01/48	50	42
3.95%, 05/01/50	300	233
Cummins Inc.
1.50%, 09/01/30	300	268
2.60%, 09/01/50	200	121
Deere & Company
3.90%, 06/09/42 (b)	200	172
Deere Funding Canada Corporation
4.15%, 10/09/30	300	300
Delta Air Lines, Inc.
4.95%, 07/10/28	200	204
Dover Corporation
5.38%, 03/01/41	150	151
Eaton Corporation
4.15%, 11/02/42	100	87
Equifax, Inc.
3.10%, 05/15/30	250	237
FedEx Corporation
4.25%, 05/15/30	300	301
3.90%, 02/01/35	400	370
3.88%, 08/01/42	200	159
4.55%, 04/01/46	300	253
5.25%, 05/15/50 (b)	100	92
Fortune Brands Innovations, Inc.
5.88%, 06/01/33	200	212
GATX Corporation
6.90%, 05/01/34	200	224
General Dynamics Corporation
3.75%, 05/15/28 (b)	300	301
General Electric Company
4.90%, 01/29/36	200	203
6.88%, 01/10/39	300	354
Honeywell International Inc.
1.10%, 03/01/27	300	291
1.75%, 09/01/31	250	219
3.81%, 11/21/47	300	235
Howmet Aerospace Inc.
3.00%, 01/15/29	300	291
Kennametal Inc.
4.63%, 06/15/28	100	101
L3Harris Technologies, Inc.
2.90%, 12/15/29	300	285
5.05%, 04/27/45	250	240
Lockheed Martin Corporation
4.40%, 08/15/30 (b)	300	303
4.50%, 05/15/36	105	103
4.07%, 12/15/42	243	208
4.09%, 09/15/52	107	85
Norfolk Southern Corporation
2.30%, 05/15/31	300	272
2.90%, 08/25/51	250	158
5.95%, 03/15/64	100	102
Northrop Grumman Corporation
3.25%, 01/15/28	150	148
3.85%, 04/15/45	250	200
Otis Worldwide Corporation
3.11%, 02/15/40	100	79
Owens Corning
3.50%, 02/15/30	200	194
Parker-Hannifin Corporation
4.00%, 06/14/49	40	32
Paychex, Inc.
5.60%, 04/15/35 (b)	300	314
Quanta Services, Inc.
4.75%, 08/09/27	200	203
4.30%, 08/09/28	200	201
Republic Services, Inc.
4.88%, 04/01/29	100	102
5.00%, 12/15/33 - 04/01/34	300	310
RTX Corporation
3.13%, 05/04/27	150	148
6.10%, 03/15/34	250	274
4.50%, 06/01/42	150	136
4.80%, 12/15/43	25	23
4.05%, 05/04/47	200	162
4.63%, 11/16/48	90	78
6.40%, 03/15/54	200	220
Snap-on Incorporated
3.25%, 03/01/27	250	248
Southwest Airlines Co.
5.13%, 06/15/27	200	203
2.63%, 02/10/30	300	279
Textron Inc.
6.10%, 11/15/33	200	216
Trane Technologies Financing Limited
4.50%, 03/21/49	200	172
Uber Technologies, Inc.
4.15%, 01/15/31 (b)	200	199
4.80%, 09/15/34	300	299

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Union Pacific Corporation
3.95%, 09/10/28	300	301
4.50%, 01/20/33	100	101
3.84%, 03/20/60	445	321
3.80%, 04/06/71	50	34
3.85%, 02/14/72	80	56
United Parcel Service, Inc.
6.20%, 01/15/38	350	386
3.75%, 11/15/47	70	54
Veralto Corporation
5.35%, 09/18/28	300	309
Verisk Analytics, Inc.
5.75%, 04/01/33	200	212
W.W. Grainger, Inc.
4.60%, 06/15/45 (b)	200	181
Waste Connections, Inc.
5.00%, 03/01/34	250	256
Waste Management, Inc.
1.15%, 03/15/28	300	283
4.15%, 07/15/49	50	41
WRKCo Inc.
4.20%, 06/01/32	200	194
3.00%, 06/15/33	300	268
		19,958
Information Technology 1.9%
Accenture Capital Inc.
3.90%, 10/04/27	400	401
4.50%, 10/04/34	400	394
Adobe Inc.
4.75%, 01/17/28	500	510
2.30%, 02/01/30	200	187
Amphenol Corporation
4.38%, 06/12/28	200	202
Apple Inc.
3.20%, 05/11/27	150	149
3.00%, 11/13/27	620	614
4.00%, 05/10/28	200	202
4.00%, 05/12/28 (b)	300	302
2.20%, 09/11/29 (b)	300	283
4.20%, 05/12/30 (b)	200	202
3.35%, 08/08/32	75	72
4.30%, 05/10/33	200	203
4.75%, 05/12/35	200	205
2.38%, 02/08/41	90	65
4.25%, 02/09/47	60	51
3.75%, 09/12/47	60	47
2.95%, 09/11/49	300	201
2.65%, 05/11/50	250	157
4.85%, 05/10/53 (b)	100	94
2.80%, 02/08/61	240	141
Atlassian Corporation
5.50%, 05/15/34	300	311
Autodesk, Inc.
5.30%, 06/15/35	200	205
Broadcom Inc.
4.75%, 04/15/29	200	204
5.00%, 04/15/30	250	257
4.15%, 11/15/30	100	100
5.15%, 11/15/31	300	311
4.90%, 07/15/32	400	408
3.47%, 04/15/34	255	233
4.80%, 02/15/36	90	89
3.50%, 02/15/41	300	244
3.75%, 02/15/51	300	226
Cisco Systems, Inc.
4.80%, 02/26/27	250	253
5.05%, 02/26/34	250	257
Corning Incorporated
5.75%, 08/15/40	95	99
3.90%, 11/15/49	300	231
4.38%, 11/15/57	40	32
Dell International L.L.C.
6.20%, 07/15/30 (h)	250	267
8.10%, 07/15/36 (h)	79	96
8.35%, 07/15/46 (h)	13	16
3.45%, 12/15/51	22	15
DXC Technology Company
2.38%, 09/15/28	300	283
Flex Ltd.
5.38%, 11/13/35	300	299
Gartner, Inc.
5.60%, 11/20/35	300	300
Hewlett Packard Enterprise Company
5.00%, 10/15/34	100	99
6.35%, 10/15/45 (j)	90	92
HP, Inc.
6.10%, 04/25/35 (b)	300	317
Intel Corporation
3.15%, 05/11/27	150	148
4.88%, 02/10/28	130	132
5.20%, 02/10/33 (b)	115	117
2.80%, 08/12/41	300	210
4.10%, 05/11/47	150	113
3.73%, 12/08/47	120	85
3.25%, 11/15/49	80	51
5.05%, 08/05/62	105	86
5.90%, 02/10/63	125	117
International Business Machines Corporation
3.50%, 05/15/29	210	206
5.88%, 11/29/32	100	108
4.00%, 06/20/42	200	168
4.25%, 05/15/49	150	121
5.70%, 02/10/55	200	197
Intuit Inc.
5.20%, 09/15/33	100	105
5.50%, 09/15/53	300	295
Keysight Technologies, Inc.
5.35%, 07/30/30	300	313
4.95%, 10/15/34	400	403
KLA Corporation
3.30%, 03/01/50	300	209
Microsoft Corporation
3.40%, 06/15/27	200	200
2.53%, 06/01/50	377	231
2.92%, 03/17/52	210	138
2.68%, 06/01/60	179	103
3.04%, 03/17/62	220	137
Motorola Solutions, Inc.
4.60%, 05/23/29	300	303
NVIDIA Corporation
1.55%, 06/15/28	300	285
3.50%, 04/01/40	300	254
Oracle Corporation
3.25%, 11/15/27	210	206
2.88%, 03/25/31	230	206
6.25%, 11/09/32	110	115
3.90%, 05/15/35	350	302
3.80%, 11/15/37	200	161
3.60%, 04/01/40	200	148
4.50%, 07/08/44	200	153
4.13%, 05/15/45	200	144
6.90%, 11/09/52	105	104
5.55%, 02/06/53	95	79
4.38%, 05/15/55	310	215
4.10%, 03/25/61	235	152
Qualcomm Incorporated
5.40%, 05/20/33	200	212
4.65%, 05/20/35	60	60
4.50%, 05/20/52	250	212
6.00%, 05/20/53	100	105
Roper Technologies, Inc.
1.40%, 09/15/27	300	287
4.25%, 09/15/28	200	201
5.10%, 09/15/35	300	302
TD SYNNEX Corporation
2.65%, 08/09/31 (h)	200	180
5.30%, 10/10/35	500	496
Texas Instruments Incorporated
4.90%, 03/14/33	100	103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
4.85%, 02/08/34	250	257
4.15%, 05/15/48	75	62
5.00%, 03/14/53	200	184
VMware LLC
4.70%, 05/15/30 (h)	250	254
		19,661
Energy 1.8%
APA Corporation
4.25%, 01/15/30 (b)	200	197
Baker Hughes Holdings LLC
4.49%, 05/01/30	250	252
BP Capital Markets America Inc.
3.63%, 04/06/30	350	343
4.81%, 02/13/33	95	96
2.94%, 06/04/51	85	54
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	89
Burlington Resources Finance Co
7.20%, 08/15/31	100	113
Canadian Natural Resources Limited
5.00%, 12/15/29	100	103
5.40%, 12/15/34	300	306
5.85%, 02/01/35	150	157
6.25%, 03/15/38	150	159
Cenovus Energy Inc.
6.75%, 11/15/39	87	96
Cheniere Energy Partners, L.P.
5.95%, 06/30/33	200	212
5.75%, 08/15/34	300	313
Chevron Corporation
2.24%, 05/11/30	180	167
Chevron U.S.A. Inc.
2.34%, 08/12/50	40	23
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	99
ConocoPhillips Company
5.05%, 09/15/33	300	309
3.76%, 03/15/42	300	245
Diamondback Energy, Inc.
5.40%, 04/18/34	200	205
Enable Midstream Partners, LP
4.95%, 05/15/28	300	305
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	235
Enbridge Inc.
5.55%, 06/20/35 (b)	300	311
6.70%, 11/15/53	50	55
Energy Transfer LP
4.95%, 06/15/28	300	305
3.75%, 05/15/30	250	243
6.55%, 12/01/33	75	82
7.50%, 07/01/38	200	232
6.50%, 02/01/42	150	158
5.00%, 05/15/50	200	168
Enterprise Products Operating LLC
2.80%, 01/31/30	250	237
6.88%, 03/01/33	25	28
5.20%, 01/15/36	200	204
6.45%, 09/01/40	100	112
4.45%, 02/15/43	150	132
4.95%, 10/15/54	300	267
5.55%, 02/16/55	150	146
3.95%, 01/31/60	100	73
EOG Resources, Inc.
5.65%, 12/01/54	200	196
5.95%, 07/15/55	200	204
EQT Corporation
4.75%, 01/15/31	300	302
Equinor ASA
3.13%, 04/06/30	300	289
3.95%, 05/15/43	300	253
Exxon Mobil Corporation
2.61%, 10/15/30	360	337
4.11%, 03/01/46	205	172
3.10%, 08/16/49	200	137
Halliburton Company
7.45%, 09/15/39	250	295
5.00%, 11/15/45 (b)	120	107
Hess Corporation
7.30%, 08/15/31	23	26
5.60%, 02/15/41	200	207
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	273
5.40%, 09/01/44	250	236
Kinder Morgan, Inc.
5.30%, 12/01/34	350	357
3.60%, 02/15/51 (b)	300	210
Marathon Petroleum Corporation
6.50%, 03/01/41	300	319
MPLX LP
5.00%, 01/15/33	200	201
4.50%, 04/15/38	105	96
5.50%, 02/15/49	80	74
6.20%, 09/15/55	300	298
4.90%, 04/15/58	110	90
Occidental Petroleum Corporation
5.55%, 10/01/34	200	204
ONEOK Partners, L.P.
6.65%, 10/01/36	150	164
ONEOK, Inc.
4.00%, 07/13/27	200	200
4.55%, 07/15/28	50	50
5.65%, 11/01/28	150	156
4.40%, 10/15/29	300	301
3.25%, 06/01/30	250	238
4.95%, 10/15/32	200	201
5.70%, 11/01/54	300	280
Ovintiv Canada ULC
7.20%, 11/01/31	130	144
Phillips 66
4.65%, 11/15/34	250	245
4.90%, 10/01/46	150	131
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	163
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	300	300
4.50%, 05/15/30	250	251
Shell Finance US Inc.
2.75%, 04/06/30	250	237
6.38%, 12/15/38 (e)	200	222
4.00%, 05/10/46	155	125
3.13%, 11/07/49 (e)	200	135
3.25%, 04/06/50	250	173
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	200	202
5.58%, 10/01/34	200	202
Suncor Energy Inc.
4.00%, 11/15/47	340	258
Targa Resources Corp.
4.35%, 01/15/29	400	401
6.50%, 03/30/34	200	219
5.65%, 02/15/36	200	206
TotalEnergies Capital International
3.46%, 07/12/49	50	36
TransCanada PipeLines Limited
4.10%, 04/15/30	250	247
6.20%, 10/15/37	100	107
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	239
Valero Energy Corporation
2.80%, 12/01/31	750	684
Western Midstream Operating, LP
4.75%, 08/15/28	100	101
Williams Companies, Inc., The
3.50%, 11/15/30	250	240
5.80%, 11/15/54	200	198
Williams Partners L.P.
6.30%, 04/15/40	200	216
		18,986

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Communication Services 1.8%
Alphabet Inc.
1.10%, 08/15/30	280	247
5.35%, 11/15/45	85	85
5.45%, 11/15/55	175	172
2.25%, 08/15/60	225	115
America Movil, S.A.B. De C.V.
5.00%, 01/20/33	200	203
4.38%, 07/16/42	200	174
AT&T Inc.
2.30%, 06/01/27	500	489
4.35%, 03/01/29 - 06/15/45	255	239
2.25%, 02/01/32	250	219
2.55%, 12/01/33	751	641
4.50%, 05/15/35 - 03/09/48	1,206	1,125
5.55%, 11/01/45	100	96
3.65%, 06/01/51 - 09/15/59	706	488
5.70%, 11/01/54	200	192
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (j)	250	305
Charter Communications Operating, LLC
6.65%, 02/01/34	250	263
6.55%, 06/01/34	300	316
6.48%, 10/23/45	210	198
5.75%, 04/01/48	100	86
5.25%, 04/01/53 (b)	200	158
4.40%, 12/01/61	75	49
5.50%, 04/01/63	300	236
Comcast Corporation
6.50%, 11/15/35	100	111
5.17%, 01/15/37 (e)	456	451
6.95%, 08/15/37	250	283
3.90%, 03/01/38	70	61
4.00%, 08/15/47 - 03/01/48	410	309
4.70%, 10/15/48	365	305
2.45%, 08/15/52	450	239
6.05%, 05/15/55 (b)	200	198
5.50%, 05/15/64	120	107
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (j)	300	351
Electronic Arts Inc.
2.95%, 02/15/51 (b)	300	278
Fox Corporation
6.50%, 10/13/33	200	221
5.48%, 01/25/39	65	65
5.58%, 01/25/49	80	77
Meta Platforms, Inc.
4.80%, 05/15/30	100	103
4.55%, 08/15/31	200	204
4.95%, 05/15/33	85	87
4.88%, 11/15/35	245	245
5.50%, 11/15/45	185	180
5.60%, 05/15/53	200	191
5.63%, 11/15/55	290	278
5.75%, 05/15/63	365	350
Omnicom Group Inc.
2.60%, 08/01/31 (b)	375	341
Orange
5.38%, 01/13/42	100	98
5.50%, 02/06/44	300	296
Paramount Global
7.88%, 07/30/30	125	135
Rogers Communications Inc.
4.55%, 03/15/52	300	239
Telefonica Emisiones S.A.
5.52%, 03/01/49	300	273
Telefonica Europe B.V.
8.25%, 09/15/30	250	287
T-Mobile USA, Inc.
2.05%, 02/15/28	900	864
3.88%, 04/15/30	435	427
2.55%, 02/15/31	400	366
6.70%, 12/15/33	300	336
4.95%, 11/15/35	300	298
4.50%, 04/15/50	160	132
5.75%, 01/15/54	200	197
3.60%, 11/15/60	100	67
5.80%, 09/15/62	100	98
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	57
Verizon Communications Inc.
4.13%, 03/16/27	222	223
4.33%, 09/21/28	400	403
1.75%, 01/20/31	130	114
2.36%, 03/15/32	250	220
4.75%, 01/15/33	300	300
3.40%, 03/22/41	215	169
5.75%, 11/30/45	400	398
3.70%, 03/22/61	405	274
Vodafone Group Public Limited Company
5.75%, 02/10/63	50	48
Walt Disney Company, The
2.00%, 09/01/29 (b)	625	584
6.20%, 12/15/34	50	56
2.75%, 09/01/49	225	143
3.80%, 05/13/60	350	256
		18,489
Consumer Staples 1.6%
Altria Group, Inc.
4.80%, 02/14/29	180	183
5.80%, 02/14/39	110	113
4.50%, 05/02/43 (b)	200	171
5.95%, 02/14/49	400	400
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	478
4.90%, 02/01/46	300	278
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	110	107
5.45%, 01/23/39	250	259
4.44%, 10/06/48	362	311
B.A.T Capital Corporation
2.73%, 03/25/31	300	276
4.39%, 08/15/37	150	138
4.54%, 08/15/47	100	83
Board of Trustees of the Leland Stanford Junior University, The
3.65%, 05/01/48	20	16
Brown-Forman Corporation
4.75%, 04/15/33	100	101
California Institute of Technology
4.32%, 08/01/45	40	35
Campbell's Company, The
4.15%, 03/15/28	300	300
5.40%, 03/21/34	200	204
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	198
3.95%, 08/01/47	200	159
Coca-Cola Company, The
2.13%, 09/06/29	250	235
2.25%, 01/05/32	300	271
5.30%, 05/13/54	300	294
Conagra Brands, Inc.
1.38%, 11/01/27	300	285
5.00%, 08/01/30	400	405
5.40%, 11/01/48 (b)	55	49
Constellation Brands, Inc.
3.15%, 08/01/29	400	385
Costco Wholesale Corporation
3.00%, 05/18/27	80	79
1.38%, 06/20/27	300	291
Diageo Investment Corporation
5.13%, 08/15/30	300	311
Dollar General Corporation
5.45%, 07/05/33	200	208
Dollar Tree, Inc.
4.20%, 05/15/28	90	90
Estee Lauder Companies Inc., The
5.00%, 02/14/34	250	254
3.13%, 12/01/49	225	150
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
General Mills, Inc.
4.20%, 04/17/28	105	105
Haleon US Capital LLC
4.00%, 03/24/52	250	196
Hershey Company, The
4.55%, 02/24/28	250	254
4.95%, 02/24/32	200	207
J. M. Smucker Company, The
3.38%, 12/15/27	250	248
Kenvue Inc.
5.00%, 03/22/30 (b)	200	206
4.90%, 03/22/33	100	102
5.20%, 03/22/63	100	91
Keurig Dr Pepper Inc.
5.10%, 03/15/27	200	202
5.20%, 03/15/31	200	205
4.50%, 04/15/52 (b)	100	81
Kraft Heinz Foods Company
3.88%, 05/15/27	200	199
5.20%, 03/15/32	200	206
5.00%, 06/04/42	200	184
4.38%, 06/01/46	200	165
Kroger Co., The
4.50%, 01/15/29	300	304
7.50%, 04/01/31	150	171
4.45%, 02/01/47	300	253
Massachusetts Institute of Technology
5.60%, 07/01/11	100	100
4.68%, 07/01/14	250	212
McCormick & Company, Incorporated
1.85%, 02/15/31	300	265
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	177
Mondelez International, Inc.
4.25%, 05/06/28	300	302
PepsiCo, Inc.
3.00%, 10/15/27	500	495
4.30%, 07/23/30 (b)	300	303
3.45%, 10/06/46	90	68
2.75%, 10/21/51	50	31
3.88%, 03/19/60	400	306
Philip Morris International Inc.
4.75%, 02/12/27	250	252
4.13%, 04/28/28	200	201
4.38%, 11/15/41	300	267
RELX Capital Inc.
4.00%, 03/18/29	300	299
Reynolds American Inc.
5.70%, 08/15/35	100	105
Southern California, University of
3.03%, 10/01/39	450	374
5.25%, 10/01/11	20	19
Sysco Corporation
5.95%, 04/01/30 (h)	266	282
6.00%, 01/17/34	200	216
6.60%, 04/01/50 (h)	300	330
Target Corporation
2.35%, 02/15/30	200	187
5.00%, 04/15/35	200	203
2.95%, 01/15/52	200	128
Tyson Foods, Inc.
5.15%, 08/15/44 (b)	200	188
Unilever Capital Corporation
1.38%, 09/14/30	500	444
University of Notre Dame du Lac
3.44%, 02/15/45	250	195
University of Washington
3.52%, 04/15/54	100	73
Walmart Inc.
3.90%, 04/15/28	200	201
3.70%, 06/26/28	185	185
3.63%, 12/15/47	300	233
4.50%, 09/09/52 - 04/15/53 (b)	300	265
		17,402
Consumer Discretionary 1.1%
Amazon.com, Inc.
3.30%, 04/13/27	165	164
3.15%, 08/22/27	440	437
1.65%, 05/12/28	400	382
1.50%, 06/03/30	130	117
3.60%, 04/13/32 (b)	135	131
4.35%, 03/20/33	400	399
3.88%, 08/22/37 (b)	170	156
2.50%, 06/03/50	200	120
2.70%, 06/03/60 (b)	55	31
4.10%, 04/13/62	160	123
Aptiv PLC
5.75%, 09/13/54	300	290
AutoZone, Inc.
3.75%, 06/01/27	200	199
5.13%, 06/15/30	200	206
eBay Inc.
5.13%, 11/06/35	400	400
3.65%, 05/10/51	15	11
Expedia Group, Inc.
5.40%, 02/15/35	200	205
Ford Motor Company
7.40%, 11/01/46	300	323
General Motors Company
5.35%, 04/15/28	200	205
5.00%, 04/01/35	200	196
5.15%, 04/01/38	70	67
Hasbro, Inc.
6.35%, 03/15/40	300	316
Home Depot, Inc., The
3.75%, 09/15/28	200	200
1.38%, 03/15/31	300	260
4.50%, 09/15/32 (b)	200	203
4.65%, 09/15/35	200	198
5.88%, 12/16/36	600	649
3.13%, 12/15/49	200	138
4.95%, 09/15/52	150	137
3.50%, 09/15/56	200	140
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	198
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	637
4.00%, 10/15/28	550	551
3.65%, 04/05/29	75	74
3.00%, 10/15/50	300	191
5.80%, 09/15/62	105	103
Marriott International, Inc.
5.30%, 05/15/34	250	258
Mattel, Inc.
5.00%, 11/17/30	300	302
McDonald's Corporation
4.88%, 12/09/45	165	150
3.63%, 09/01/49	200	147
5.45%, 08/14/53	300	291
Nike, Inc.
2.85%, 03/27/30	400	382
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	263
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	200	201
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	304
Starbucks Corporation
4.50%, 05/15/28 - 11/15/48	400	369
5.00%, 02/15/34	250	255
4.45%, 08/15/49	50	41
Toyota Motor Corporation
3.67%, 07/20/28	200	199
		11,319
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	250	250
5.63%, 05/15/54 (b)	300	282

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
American Tower Corporation
1.50%, 01/31/28	500	474
3.80%, 08/15/29	90	89
2.70%, 04/15/31	375	344
5.65%, 03/15/33	200	211
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	320
5.35%, 06/01/34	200	208
Boston Properties Limited Partnership
2.90%, 03/15/30	200	187
COPT Defense Properties
2.00%, 01/15/29	450	420
Crown Castle Inc.
3.65%, 09/01/27	80	79
5.80%, 03/01/34	300	315
3.25%, 01/15/51	50	33
Equinix, Inc.
3.40%, 02/15/52	300	205
ERP Operating Limited Partnership
2.50%, 02/15/30	200	188
Extra Space Storage LP
5.70%, 04/01/28	300	310
5.90%, 01/15/31	300	318
GLP Financing, LLC
5.75%, 06/01/28	300	308
6.75%, 12/01/33	200	217
Healthpeak OP, LLC
5.25%, 12/15/32	150	154
6.75%, 02/01/41	200	220
Kimco Realty OP, LLC
2.70%, 10/01/30	200	187
Mid-America Apartments, L.P.
4.95%, 03/01/35	200	202
NNN REIT, Inc.
3.10%, 04/15/50	200	130
ProLogis, L.P.
2.13%, 04/15/27	100	98
2.25%, 04/15/30	175	162
4.63%, 01/15/33	100	101
4.75%, 06/15/33	100	101
3.00%, 04/15/50	35	23
Public Storage, Inc.
1.85%, 05/01/28	300	286
Realty Income Corporation
4.85%, 03/15/30	300	308
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	300	263
Safehold GL Holdings LLC
5.65%, 01/15/35	200	206
Simon Property Group, L.P.
2.65%, 07/15/30	200	187
5.50%, 03/08/33	100	105
3.25%, 09/13/49	65	45
5.85%, 03/08/53	100	102
Store Capital LLC
4.50%, 03/15/28	200	201
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	181
UDR, Inc.
2.10%, 08/01/32	200	171
Ventas Realty, Limited Partnership
3.00%, 01/15/30	200	190
Welltower Inc.
4.95%, 09/01/48	150	139
Weyerhaeuser Company
7.38%, 03/15/32	57	65
		8,585
Materials 0.7%
Air Products and Chemicals, Inc.
4.60%, 02/08/29	150	153
4.85%, 02/08/34	250	254
Albemarle Corporation
5.45%, 12/01/44	150	137
Avery Dennison Corporation
5.75%, 03/15/33	200	212
BHP Billiton Finance (USA) Limited
5.25%, 09/08/33	75	78
5.75%, 09/05/55	200	204
Dow Chemical Company, The
4.63%, 10/01/44	250	202
DuPont de Nemours, Inc.
4.73%, 11/15/28 (e)	86	87
Ecolab Inc.
1.30%, 01/30/31	300	261
2.13%, 08/15/50	200	111
2.75%, 08/18/55	75	45
EIDP, Inc.
2.30%, 07/15/30	300	277
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	291
LYB International Finance B.V.
5.25%, 07/15/43	300	259
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	298
5.50%, 12/01/54	200	193
Mosaic Company, The
4.35%, 01/15/29	400	401
4.88%, 11/15/41	20	18
NewMarket Corporation
2.70%, 03/18/31	400	366
Newmont Corporation
5.88%, 04/01/35	200	216
Nucor Corporation
2.98%, 12/15/55	200	124
Nutrien Ltd.
4.90%, 03/27/28	100	102
2.95%, 05/13/30	300	284
3.95%, 05/13/50	150	114
5.80%, 03/27/53	100	100
PPG Industries, Inc.
2.80%, 08/15/29	200	191
4.38%, 03/15/31	200	200
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	266
Rio Tinto Finance (USA) PLC
5.00%, 03/09/33	100	103
Sherwin-Williams Company, The
3.45%, 06/01/27	350	347
4.30%, 08/15/28	200	201
5.15%, 08/15/35	100	102
4.50%, 06/01/47	70	60
Sonoco Products Company
5.00%, 09/01/34 (b)	300	297
Southern Copper Corporation
7.50%, 07/27/35	150	177
Steel Dynamics, Inc.
3.25%, 10/15/50	115	79
Vale Overseas Ltd
3.75%, 07/08/30	100	96
Westlake Corporation
6.38%, 11/15/55	200	197
3.38%, 08/15/61	200	118
		7,221
Total Corporate Bonds And Notes (cost $290,829)		267,929
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.1%
American Express Credit Account Master Trust
Series 2023-A-2, 4.80%, 05/15/28	300	307
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	135
Bank 2019-Bnk16
Series 2019-A4-BN16, REMIC, 4.01%, 01/16/29	400	396
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	473

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (c)	200	187
BBCMS Mortgage Trust 2023-C21
Series 2023-A5-C21, REMIC, 6.00%, 06/17/33 (c)	200	215
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	781
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	269
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	267
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (c)	400	358
BMO 2023-C5 Mortgage Trust
Series 2023-A5-C5, REMIC, 5.77%, 05/17/33	350	367
BMO 2025-5C9 Mortgage Trust
Series 2025-A3-5C9, REMIC, 5.78%, 03/15/30 (c)	500	523
BMW Vehicle Lease Trust 2025-1
Series 2025-A3-1, 4.43%, 10/25/27	250	252
Capital One Multi-Asset Execution Trust
Series 2024-A-A1, 3.92%, 09/15/27	100	100
Series 2021-A2-A2, 1.39%, 07/15/30	300	282
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (c)	300	291
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	742
Chase Issuance Trust
Series 2024-A-A2, 4.63%, 01/16/29	200	205
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	285
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (c)	500	445
Ford Credit Auto Lease Trust 2024-B
Series 2024-A4-B, 4.99%, 01/15/27	200	202
GM Financial Automobile Leasing Trust 2025-3
Series 2025-A3-3, 4.17%, 09/20/27	100	101
Series 2025-A4-3, 4.20%, 12/20/27	100	101
GM Financial Consumer Automobile Receivables Trust 2025-1
Series 2025-A3-1, 4.62%, 06/16/28	200	202
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	189
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	95
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	279
Hyundai Auto Receivables Trust 2024-B
Series 2024-A3-B, 4.84%, 11/15/27	200	202
Series 2024-A4-B, 4.74%, 04/17/28	200	203
Mercedes-Benz Auto Lease Trust 2025-A
Series 2025-A4-A, 4.69%, 05/15/28	200	204
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	265	264
Santander Drive Auto Receivables Trust 2025-3
Series 2025-A3-3, 4.38%, 08/15/28	200	201
Synchrony Card Issuance Trust
Series 2025-A-A2, 4.49%, 05/15/28	100	101
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A4-A, 4.77%, 04/16/29	300	304
Toyota Auto Receivables 2025-B Owner Trust
Series 2025-A3-B, 4.34%, 11/15/29	280	283
Verizon Master Trust
Series 2024-A1A-6, 4.17%, 08/20/27	350	352
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A4-1, 4.61%, 07/21/31	225	229
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	994
WF Card Issuance Trust
Series 2024-A-A1, 4.94%, 02/16/27	100	101
World Omni Auto Receivables Trust 2025-A
Series 2025-A4-A, 4.86%, 12/15/28	100	102
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,943)		11,589
SHORT TERM INVESTMENTS 5.5%
Investment Companies 4.5%
JNL Government Money Market Fund - Class I, 3.64% (k) (l)	47,584	47,584
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 3.74% (k) (l)	10,065	10,065
Total Short Term Investments (cost $57,649)		57,649
Total Investments 104.8% (cost $1,160,315)		1,099,957
Total Forward Sales Commitments (0.2)% (proceeds $1,843)		(1,841)
Other Assets and Liabilities, Net (4.6)%		(48,882)
Total Net Assets 100.0%		1,049,234

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $47,461.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $1,791 and 0.2% of the Fund.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 2.00%, 02/15/38 (a)	(75)	(69)
TBA, 2.00%, 01/15/41 (a)	(75)	(69)
TBA, 1.50%, 02/15/55 (a)	(25)	(19)
TBA, 2.00%, 02/15/55 (a)	(200)	(162)
TBA, 2.50%, 02/15/55 (a)	(175)	(148)
TBA, 3.00%, 02/15/55 (a)	(25)	(22)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
TBA, 3.50%, 02/15/55 (a)	(75)	(69)
TBA, 4.00%, 02/15/55 (a)	(50)	(47)
TBA, 2.50%, 01/15/56 (a)	(325)	(275)
TBA, 3.00%, 01/15/56 (a)	(150)	(133)
Government National Mortgage Association
TBA, 2.50%, 02/15/55 (a)	(25)	(22)
TBA, 3.00%, 02/15/55 (a)	(25)	(22)
TBA, 3.50%, 02/15/55 (a)	(25)	(23)
TBA, 2.50%, 01/15/56 (a)	(150)	(129)
TBA, 3.00%, 01/15/56 (a)	(425)	(382)
TBA, 3.50%, 01/15/56 (a)	(275)	(250)
Total Government And Agency Obligations (proceeds $1,843)		(1,841)
Total Forward Sales Commitments (0.2%) (proceeds $1,843)		(1,841)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2025, the total proceeds for investments sold on a delayed delivery basis was $1,843.

JNL Bond Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Synchrony Bank, 5.63%, 08/23/27	08/12/24	402	408	—

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	49,934	155,340	157,690	1,871	—	—	47,584	4.5
JNL Government Money Market Fund, 3.74% - Class SL	6,474	70,503	66,912	172	—	—	10,065	1.0
	56,408	225,843	224,602	2,043	—	—	57,649	5.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	762,790	—	762,790
Corporate Bonds And Notes	—	267,929	—	267,929
Non-U.S. Government Agency Asset-Backed Securities	—	11,589	—	11,589
Short Term Investments	57,649	—	—	57,649
	57,649	1,042,308	—	1,099,957
Liabilities - Securities
Government And Agency Obligations	—	(1,841)	—	(1,841)
	—	(1,841)	—	(1,841)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 97.8%
China 27.9%
360 Security Technology Inc. - Class A	50	80
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	22	75
3SBio Inc. (a)	155	482
AAC Technologies Holdings Inc.	60	300
Accelink Technologies Co., Ltd. - Class A	6	56
ACM Research (Shanghai), Inc. - Class A	2	50
AECC Aero-Engine Control Co., Ltd. - Class A	11	33
Agricultural Bank of China Limited - Class A	1,077	1,183
Agricultural Bank of China Limited - Class H	2,539	1,883
AIMA Technology Group Co., Ltd. - Class A	6	25
Akeso Inc. (b) (c)	46	668
Alibaba Group Holding Limited (a)	1,598	29,358
Alibaba Health Information Technology Limited (b)	418	271
Aluminum Corporation of China Limited - Class A	64	111
Aluminum Corporation of China Limited - Class H	324	507
Amlogic (Shanghai) Co., Ltd. - Class A (b)	3	43
Angel Yeast Co., Ltd. - Class A	9	54
Anhui Conch Cement Company Limited - Class A	28	87
Anhui Conch Cement Company Limited - Class H	108	307
Anhui Gujing Distillery Company Limited - Class A	3	53
Anhui Gujing Distillery Company Limited - Class B	10	113
Anhui Jianghuai Automobile Group Co., Ltd. - Class A (b)	12	85
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	32
Anjing Food Group Co., Ltd. - Class A	3	29
ANTA Sports Products Limited	122	1,262
Aojie Technology Co., Ltd. - Class A (b)	3	35
APT Medical Inc. - Class A	1	46
Asia-Potash International Investment (Guangzhou)Co., Ltd. - Class A (b)	3	21
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	—	5
Atour Lifestyle Holdings Limited - ADR	7	294
Autobio Diagnostics Co., Ltd. - Class A	5	27
Avary Holding (Shenzhen) Co., Ltd - Class A	12	85
AviChina Industry & Technology Company Limited - Class H (c)	183	94
Avicopter PLC - Class A	6	33
Baic Bluepark New Energy Technology Co., Ltd. - Class A (b)	27	31
BAIC Foton Motor Co., Ltd. - Class A (b)	65	27
Baidu, Inc. - Class A (a) (b)	191	3,225
Baiyin Nonferrous Group Co., Ltd. - Class A	45	38
Bank of Beijing Co., Ltd. - Class A	152	120
Bank of Changsha Co., Ltd. - Class A	34	47
Bank of Chengdu Co., Ltd. - Class A	23	52
Bank of China Limited - Class H	7,025	4,023
Bank of Communications Co., Ltd. - Class A	131	136
Bank of Communications Co., Ltd. - Class H	706	585
Bank of Jiangsu Co., Ltd. - Class A	121	180
Bank of Nanjing Co., Ltd. - Class A	74	121
Bank of Ningbo Co., Ltd. - Class A	40	161
Bank of Shanghai Co., Ltd. - Class A	89	128
Bank of Suzhou Co., Ltd. - Class A	29	35
Baoshan Iron & Steel Co., Ltd. - Class A	161	172
Baotou Iron&Steel (Group) Co., Ltd. - Class A	306	104
Beijing Enterprises Holdings Limited	45	185
Beijing Enterprises Water Group Limited (c)	356	112
Beijing Huaer Company Limited - Class A	48	58
Beijing Jingneng Power Co., Ltd. - Class A	47	34
Beijing Kingsoft Office Software Co., Ltd. - Class A	3	127
Beijing New Building Material (Group) Co., Ltd. - Class A	7	23
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	16	31
Beijing Roborock Technology Co., Ltd. - Class A	1	32
Beijing Shiji Information Technology Co., Ltd. - Class A	5	7
Beijing Shougang Co., Ltd. - Class A	34	24
Beijing Tiantan Biological Products Corporation Limited - Class A	12	28
Beijing Tongrentang Co., Ltd. - Class A	13	58
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A (b)	6	39
Beijing Yandong Microelectronic Co., Ltd. - Class A (b)	17	70
Beijing Yanjing Brewery Co., Ltd. - Class A	1	1
Bestechnic (Shanghai) Co., Ltd. - Class A	1	36
Bethel Automotive Safety Systems Co., Ltd - Class A	5	37
Bicycle Club Joint Venture, L.P. - Class A (b)	23	44
Bilibili Inc. (b)	21	515
BIWIN Storage Technology Company Limited - Class A (b)	12	203
Bloomage Biotechnology Corporation Limited - Class A	2	15
Bluestar Adisseo Company - Class A	24	31
BOC Hong Kong (Holdings) Limited	325	1,645
BOC International (China) Co., Ltd. - Class A	25	54
BOE Technology Group Co., Ltd. - Class A	193	116
Bosideng International Holdings Limited	478	274
BYD Company Limited - Class A	36	496
BYD Company Limited - Class H	326	3,944
BYD Electronic (International) Company Limited	64	279
Caida Securities Co., Ltd. - Class A	33	31
Caitong Securities Co., Ltd. - Class A	50	62
Cambricon Technologies Corporation Limited - Class A (b)	3	556
Capital Securities Co., Ltd. - Class A	44	119
Cathay Biotech, Inc. - Class A	2	15
CCOOP Group Co., Ltd - Class A (b)	126	45
CGN Power Co., Ltd. - Class A	122	65
CGN Power Co., Ltd. - Class H (a)	845	318
Changchun High-Tech Industries (Group) Inc. - Class A	2	21
Changjiang Securities Co., Ltd. - Class A	59	69
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	51
Chifeng Jilong Gold Mining Co., Ltd. - Class A	11	49
Chifeng Jilong Gold Mining Co., Ltd. - Class H (a)	16	60
China Aviation Power Co., Ltd. - Class A	18	102
China Baoan Group Co., Ltd. - Class A	32	44
China CITIC Bank Corporation Limited - Class A	138	152
China CITIC Bank Corporation Limited - Class H	723	645
China Coal Energy Company Limited - Class A	20	35
China Coal Energy Company Limited - Class H	195	249
China Construction Bank Corporation - Class A	121	161
China Construction Bank Corporation - Class H	8,534	8,429
China CSSC Holdings Limited - Class A	32	153
China Eastern Airlines Corporation Limited - Class A (b)	77	66
China Eastern Airlines Corporation Limited - Class H (b) (c)	174	119
China Energy Engineering Corporation Limited - Class A	139	47
China Energy Engineering Corporation Limited - Class H (c)	406	55
China Everbright Bank Company Limited - Class A	319	159
China Everbright Bank Company Limited - Class H	228	107
China Everbright Environment Group Limited	307	189
China Feihe Limited (a) (c)	350	183
China Film Group Co., Ltd. - Class A	18	41
China First Heavy Industries - Class A (b)	53	30
China Galaxy Securities Co., Ltd. - Class A	36	81
China Galaxy Securities Co., Ltd. - Class H	307	396
China Gas Holdings Limited	229	226
China Gold International Resources Corp. Ltd.	21	421
China Hainan Rubber Industry Group Co., Ltd. - Class A	33	28
China Hongqiao Group Limited	230	962
China Huishan Dairy Holdings Company Limited (b) (d)	946	—
China International Capital Corporation Limited - Class A	17	86
China International Capital Corporation Limited - Class H (a)	145	365
China International Marine Containers (Group) Co., Ltd. - Class A	30	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
China International Marine Containers (Group) Co., Ltd. - Class H	44	53
China Jushi Co., Ltd. - Class A	8	19
China Life Insurance Company Limited - Class H	644	2,264
China Literature Limited (a) (b)	35	149
China Longyuan Power Group Corporation Limited - Class H (c)	256	218
China Medical System Holdings Limited	108	179
China Mengniu Dairy Company Limited	279	534
China Merchants Bank Co., Ltd. - Class A	139	840
China Merchants Bank Co., Ltd. - Class H	338	2,290
China Merchants Energy Shipping Co., Ltd. - Class A	62	79
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	62
China Merchants Port Holdings Company Limited	108	211
China Merchants Securities Co., Ltd. - Class A	46	110
China Merchants Securities Co., Ltd. - Class H (a)	26	47
China Merchants Shekou Industrial Zone Holdings Co., Ltd. - Class A	70	87
China Minsheng Banking Corp., Ltd. - Class A	226	124
China Minsheng Banking Corp., Ltd. - Class H	663	335
China National Medicines Corporation Ltd. - Class A	7	29
China National Nuclear Power Co Ltd - Class A	144	179
China National Software and Service Company Limited - Class A (b)	8	50
China Nonferrous Metals Company Limited	111	211
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	26	173
China Oilfield Services Limited - Class A	—	1
China Oilfield Services Limited - Class H	170	153
China Overseas Land & Investment Limited	316	497
China Pacific Insurance (Group) Co., Ltd. - Class A	44	262
China Pacific Insurance (Group) Co., Ltd. - Class H	227	1,026
China Petroleum & Chemical Corporation - Class A	245	217
China Petroleum & Chemical Corporation - Class H	2,134	1,280
China Power International Development Limited (c)	446	185
China Railway Construction Group Co., Ltd. - Class A	32	23
China Railway Group Limited - Class A	124	96
China Railway Group Limited - Class H	315	155
China Railway Signal & Communication Corporation Limited - Class A	108	84
China Railway Signal & Communication Corporation Limited - Class H (c)	66	28
China Rare Earth Resources and Technology Co., Ltd. - Class A (b)	8	56
China Resources Beverage (Holdings) Company Limited (c)	39	51
China Resources Gas Group Limited	77	225
China Resources Land Limited	251	874
China Resources Microelectronics Limited - Class A	10	75
China Resources Mixc Lifestyle Services Limited (a)	53	290
China Resources Pharmaceutical Group Limited (a) (c)	161	92
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	6	24
China Securities Co., Ltd. - Class A	22	86
China Shenhua Energy Company Limited - Class A	45	262
China Shenhua Energy Company Limited - Class H	301	1,500
China Southern Airlines Company Limited - Class A (b)	130	148
China Southern Airlines Company Limited - Class H (b)	108	81
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	20
China Suntien Green Energy Corporation Limited - Class A	8	8
China Suntien Green Energy Corporation Limited - Class H	123	62
China Taiping Insurance Holdings Company Limited	116	278
China Three Gorges New Energy (Group) Co., Ltd. - Class A	178	104
China Tourism Group Duty Free Corporation Limited - Class A	15	201
China Tourism Group Duty Free Corporation Limited - Class H (c)	7	67
China Tower Corporation Limited - Class H	381	566
China Vanke Co., Ltd. - Class A (b)	75	50
China Vanke Co., Ltd. - Class H (b) (c)	159	67
China XD Electric Co., Ltd. - Class A	46	59
China Yangtze Power Co., Ltd. - Class A	168	655
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	—	3
China Zheshang Bank Co., Ltd. - Class A	151	66
China Zheshang Bank Co., Ltd. - Class H (a) (c)	134	43
Chinatungsten High-Tech Materials Co., Ltd. - Class A	15	60
Chongqing Brewery Co., Ltd. - Class A	5	39
Chongqing Changan Automobile Company Limited - Class A	52	88
Chongqing Changan Automobile Company Limited - Class B	102	56
Chongqing Qianli Technology Co., Ltd. - Class A (b)	33	51
Chongqing Rural Commercial Bank Co., Ltd. - Class A	60	55
Chongqing Rural Commercial Bank Co., Ltd. - Class H	207	163
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	7
Chongqing Zongshen Power Machinery Co., Ltd. - Class A	6	19
CITIC Limited	442	683
CITIC Metal Co., Ltd. - Class A (b)	44	90
CITIC Securities Company Limited - Class A	76	314
CITIC Securities Company Limited - Class H	144	507
CMOC Group Limited - Class A	116	330
CMOC Group Limited - Class H	308	761
CNOOC Energy Development Co., Ltd. - Class A	52	29
CNPC Capital Company Limited - Class A	44	60
COFCO Capital Holdings Co., Ltd. - Class A	9	15
COFCO Sugar Holding Co., Ltd - Class A	15	37
Contemporary Amperex Technology Co., Limited - Class H (a) (b)	12	754
Copper Sub Corporation, Inc. - Class A	29	35
COSCO SHIPPING Development Co., Ltd. - Class A	121	44
COSCO SHIPPING Development Co., Ltd. - Class H	270	36
COSCO SHIPPING Energy Transportation Co., Ltd. - Class A	36	59
COSCO SHIPPING Energy Transportation Co., Ltd. - Class H (c)	102	126
COSCO SHIPPING Holdings Co., Ltd. - Class A	77	167
COSCO SHIPPING Holdings Co., Ltd. - Class H (c)	243	430
CSI Solar Co., Ltd. - Class A	98	209
CSPC Pharmaceutical Group Limited	681	736
Daqin Railway Co., Ltd. - Class A	114	84
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	21
Datang International Power Generation Co., Ltd. - Class A	46	23
Datang International Power Generation Co., Ltd. - Class H	210	60
Delton Technology (Guangzhou) Inc. - Class A	11	131
DHC Software Co., Ltd. - Class A	11	14
Dong'e Ejiao Co., Ltd. - Class A	6	39
Dongfang Electric Co., Ltd. - Class A	21	73
Dongfang Electric Co., Ltd. - Class H (c)	32	104
Dongxing Securities Co., Ltd. - Class A	31	61
Eastern Air Logistics Co., Ltd. - Class A	12	31
Eastroc Beverage(Group) Co., Ltd. - Class A	3	133
Ecovacs Robotics Co., Ltd. - Class A	4	51
eDraco Travel Limited (a)	109	315
ENN Energy Holdings Limited	65	578
ENN Natural Gas Co., Ltd. - Class A	14	42
Everbright Securities Company Limited - Class A	27	68
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (b)	104	39
Far East Horizon Limited	145	150
Faw Jiefang Group Co., Ltd. - Class A	33	32
Flat Glass Group Co., Ltd. - Class A	12	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Flat Glass Group Co., Ltd. - Class H (b) (c)	24	29
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	31	162
Fosun International Limited	172	97
Founder Securities Co., Ltd. - Class A	43	48
Founder Technology Group Co., Ltd. - Class A (b)	29	49
Foxconn Industrial Internet Co., Ltd. - Class A	74	651
Fujian Sunner Development Co., Ltd. - Class A	14	32
Full Truck Alliance Co. Ltd. - Class A - ADR	72	777
Fuyao Glass Industry Group Co., Ltd. - Class A	11	101
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	52	448
Fuzhou Tianyu Electric Co., Ltd. - Class A (b)	45	30
Galaxycore Inc. - Class A	15	32
Gan & Lee Pharmaceuticals - Class A	4	38
Ganfeng Lithium Group Co., Ltd. - Class A	9	85
Ganfeng Lithium Group Co., Ltd. - Class H (a) (c)	35	236
GCL Technology Holdings Limited (b)	1,925	262
GD Power Development Co., Ltd. - Class A	113	81
GDS Holdings Ltd. - Class A (b) (e)	90	389
Geely Automobile Holdings Limited	518	1,190
GEM Co., Ltd. - Class A	46	55
GenScript Biotech Corporation (b)	106	169
GF Securities Co., Ltd. - Class A	40	126
GF Securities Co., Ltd. - Class H (c)	68	155
Giant Biogene Holding Co Ltd (c)	37	159
Giant Network Group Co., Ltd. - Class A	7	43
GigaDevice Semiconductor Inc. - Class A	5	150
Glodon Company Limited - Class A	8	15
Goertek Inc. - Class A	21	87
Goldwind Science & Technology Co., Ltd. - Class A	25	73
Goldwind Science & Technology Co., Ltd. - Class H	60	104
Gongniu Group Co., Ltd. - Class A	5	30
Great Wall Motor Company Limited - Class A	18	57
Great Wall Motor Company Limited - Class H	202	397
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	45
Gree Electric Appliances, Inc. of Zhuhai - Class A	33	192
Greenland Holding Group Co., Ltd. - Class A (b)	99	23
Guangdong Electric Power Development Co., Ltd - Class A	34	22
Guangdong Haid Group Co., Ltd. - Class A	9	72
Guangdong HEC Technology Holding Co., Ltd. - Class A (b)	10	31
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	19
Guangzhou Automobile Group Co., Ltd. - Class A	30	34
Guangzhou Automobile Group Co., Ltd. - Class H (c)	254	134
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A	21	28
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	5	20
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	46
Guangzhou Development Group Incorporated - Class A	25	23
Guangzhou Haige Communications Group Incorporated Company - Class A	29	65
Guangzhou Port Co., Ltd. - Class A	18	8
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	41
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	13	87
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. - Class A	40	46
Guming Holdings Limited	58	185
Guobo Electronics Co., Ltd. - Class A	10	136
Guolian Minsheng Securities Company Limited - Class A	20	29
Guosen Securities Co., Ltd. - Class A	65	122
Guotai Haitong Financial Holdings Limited - Class A	112	330
Guotai Haitong Financial Holdings Limited - Class H (a)	202	432
Guoxuan High-Tech Co., Ltd. - Class A	14	76
H World Group Limited	147	696
Haidilao International Holding Ltd. (a) (c)	130	238
Haier Smart Home Co., Ltd. - Class A	40	150
Haier Smart Home Co., Ltd. - Class H	209	651
Hainan Airport Infrastructure Co., Ltd - Class A	91	69
Haisco Pharmaceutical Group Co., Ltd. - Class A	7	48
Haitian International Holdings Limited	93	264
Hangzhou Bank Co., Ltd. - Class A	40	87
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	43
Hangzhou First Applied Material Co., Ltd. - Class A	12	24
Hangzhou Lion Microelectronics Co., Ltd. - Class A (b)	6	29
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	33
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	55
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	63
Hansoh Pharmaceutical Group Company Limited (a)	92	425
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	32
Harris County School District - Class A	334	246
Hebei Sinopack Electronic Technology Co., Ltd. - Class A	2	22
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	45
Hedy Holding Co., Ltd. - Class A	105	111
Heilongjiang Agriculture Company Limited - Class A	1	1
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	81
Henan Shuanghui Investment & Development Co., Ltd. - Class A	21	79
Hengan International Group Company Limited	62	224
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	41
Hengli Petrochemical (Dalian) Co., Ltd. - Class A	27	86
Hengsheng Chemical Industry Co., Ltd. - Class A	11	51
Hengtong Optic-Electric Co., Ltd. - Class A	19	66
Hengyi Petrochemical Co. Ltd - Class A	39	59
Himile Mechanical Science And Technology (Shandong) Co., Ltd. - Class A	5	60
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class A	1	2
Hisense (Guangdong) Kitchen & Bath System Co., Ltd. - Class H	33	98
Hisense Visual Technology Co., Ltd. - Class A	13	44
HLA Group Corp., Ltd. - Class A	35	31
Hongta Securities Co., Ltd. - Class A	25	29
Horizon Robotics (b)	721	802
Hoshizaki Corporation - Class A	6	43
Hua Hong Semiconductor Limited (a) (b)	59	564
Hua Xia Bank Co., Limited - Class A	106	104
Huaan Securities Co., Ltd. - Class A	34	33
Huadian Power International Corporation Limited - Class A	86	61
Huadian Power International Corporation Limited - Class H	108	56
Huadong Medicine Co., Ltd. - Class A	9	50
Huafon Chemical Co., Ltd. - Class A	27	43
Huagong Tech Company Limited - Class A	6	66
Huaibei Mining Co., Ltd. - Class A	21	33
Hualan Bioengineering Co., Ltd. - Class A	2	5
Huaneng Power International, Inc. - Class A	97	104
Huaneng Power International, Inc. - Class H	344	253
Huaqin Technology Co., Ltd. - Class A	22	285
Huatai Securities Co., Ltd. - Class A	34	115
Huatai Securities Co., Ltd. - Class H (a)	127	306
Huaxi Securities Co., Ltd. - Class A	29	38
Huaxin Building Materials Group Co., Ltd. - Class A	15	52
Huayu Automotive Systems Co., Ltd. - Class A	14	40
Hubei Energy Group Co., Ltd. - Class A	52	34
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	34
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	64
Huizhou Desay SV Automotive Co., Ltd. - Class A	2	41
Hunan Valin Steel Co., Ltd. - Class A	59	48
Hundsun Technologies Inc. - Class A	9	37
Hwatsing Technology Co., Ltd. - Class A	9	197
Hygon Information Technology Co., Ltd. - Class A	15	494
Hytera Communications Corporation Limited - Class A (b)	9	14
iFlytek Co., Ltd. - Class A	17	125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Industrial and Commercial Bank of China Limited - Class A	773	877
Industrial and Commercial Bank of China Limited - Class H	6,583	5,317
Industrial Bank Co., Ltd. - Class A	148	446
Industrial Securities Co., Ltd. - Class A	90	95
Inner Mongolia Dian Tou Energy Corporation Limited - Class A	10	40
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	25
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	12	13
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	40	28
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	37
Inner Mongolia Xingye Silver&Tin Mining Co Ltd - Class A	12	61
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	47	191
Inner Mongolia Yitai Coal Co., Ltd. - Class B	81	154
Innovent Biologics, Inc. - Class B (a) (b)	131	1,292
Inspur Electronic Information Industry Co., Ltd. - Class A	12	110
iRay Technology Company Limited - Class A	2	27
J&T Global Express Limited (b)	552	742
JA Solar Technology Co., Ltd. - Class A (b)	22	36
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	31
JCET Group Co., Ltd. - Class A	17	90
JCHX Mining Management Co., Ltd. - Class A	6	61
JD Health International Inc. (a) (b)	91	651
JD Logistics, Inc. (b)	206	302
JD.com, Inc. - Class A	226	3,262
Jiangsu Eastern Shenghong Co., Ltd. - Class A (b)	46	71
Jiangsu Expressway Company Limited - Class A	2	4
Jiangsu Expressway Company Limited - Class H	129	166
Jiangsu Financial Leasing Co., Ltd. - Class A	32	28
Jiangsu Guoxin Corp., Ltd. - Class A	16	17
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	7	116
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	44	378
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class H (b) (c)	20	183
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	8	41
Jiangsu NHWA Pharmaceutical Co., Ltd. - Class A	10	33
Jiangsu Pacific Quartz Co., Ltd. - Class A	5	27
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	22	31
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	47
Jiangsu Yanghe Distillery Co., Ltd. - Class A	7	60
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	27
Jiangsu Yoke Technology Co., Ltd. - Class A	5	49
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	2	12
Jiangsu Zhongtian Technology Co., Ltd. - Class A	13	34
Jiangxi Copper Company Limited - Class A	12	96
Jiangxi Copper Company Limited - Class H	94	517
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	60
Jinko Solar Co., Ltd. - Class A (b)	66	53
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	25
Jointown Pharmaceutical Group Co., Ltd. - Class A	53	39
Juneyao Airlines Co., Ltd. - Class A	20	42
Kanzhun Limited	52	522
KE Holdings Inc.	190	1,011
Keboda Technology Co., Ltd. - Class A	1	16
Kingdee International Software Group Company Limited (b)	249	424
Kingfa Sci. & Tech. Co., Ltd. - Class A	18	50
Kingnet Network Co., Ltd. - Class A	6	19
Kingsoft Corp Ltd	87	317
Kuaishou Technology (a)	247	2,020
Kuang-Chi Technologies Co., Ltd. - Class A	17	118
Kunlun Energy Company Limited	354	338
Kweichow Moutai Co., Ltd. - Class A	8	1,655
Laopu Gold Co., Ltd. - Class H (a)	4	318
LB Group Co., Ltd. - Class A	22	60
Lenovo Group Limited	555	657
Levima Advanced Materials Corporation - Class A	9	26
Li Auto Inc. - Class A (b) (c)	94	787
Li Ning Company Limited	207	496
Liaoning Port Co., Ltd. - Class A	185	42
Lingyi Itech (Guangdong) Company - Class A	38	85
Livzon Pharmaceutical Group Inc. - Class A	3	14
Livzon Pharmaceutical Group Inc. - Class H	11	38
Longfor Group Holdings Limited (c)	181	200
LONGi Green Energy Technology Co., Ltd. - Class A (b)	59	153
Loongson Technology Corporation Limited - Class A (b)	3	57
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	45	366
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	11	176
Mao Geping Cosmetics Co., Ltd. - Class H (c)	13	131
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	42	32
Meituan - Class B (a) (b)	470	6,224
Metallurgical Corporation of China Ltd. - Class A	127	54
Metallurgical Corporation of China Ltd. - Class H	215	51
Midea Group Co., Ltd. - Class A	47	525
Midea Group Co., Ltd. - Class H (a)	39	422
Mingyang Smart Energy Group Co., Ltd. - Class A	23	48
Miniso Group Holding Ltd (e)	37	171
Minmetals Capital Company Limited - Class A	40	32
MIXUE Group - Class H (b)	4	201
Montage Technology Co., Ltd. - Class A	8	130
Muyuan Foods Co., Ltd. - Class A	36	258
Nangfang Science City Development Co., Ltd. - Class A	14	47
Nanjing Iron and Steel Co., Ltd. - Class A	37	28
Nanjing Securities Co., Ltd. - Class A	23	26
NARI Technology Co., Ltd. - Class A	49	159
National Silicon Industry Group Co., Ltd. - Class A (b)	21	64
Naura Technology Group Co., Ltd. - Class A	4	284
Navinfo Co., Ltd. - Class A (b)	19	24
NetEase Cloud Music Inc. (b)	5	129
NetEase, Inc.	151	4,162
New China Life Insurance Company Ltd. - Class A	11	106
New China Life Insurance Company Ltd. - Class H	87	605
New Hope Liuhe Co., Ltd. - Class A	17	22
New Oriental Education & Technology Group Inc. (a)	129	703
Nexchip Semiconductor Corporation - Class A	54	254
Ninestar Corporation - Class A (b)	12	34
Ningbo Deye Technology Co., Ltd. - Class A	4	46
Ningbo Joyson Electronic Corp. - Class A	10	45
Ningbo Orient Wires & Cables Co., Ltd - Class A	2	15
Ningbo Sanxing Medical Electric Co., Ltd. - Class A	9	30
Ningbo Tuopu Group Co., Ltd. - Class A	12	134
Ningbo Zhoushan Port Group - Class A	120	62
Ningxia Baofeng Energy Group Co., Ltd. - Class A	45	126
NIO, Inc. - Class A (b)	153	803
Nongfu Spring Co., Ltd. - Class H (a)	151	909
Offshore Oil Engineering Co., Ltd. - Class A	38	30
OFILM Group Co., Ltd. - Class A (b)	20	30
OmniVision Integrated Circuits Group, Inc. - Class A	8	150
Oppein Home Group Inc. - Class A	5	36
Orient Securities Company Limited - Class A	36	55
Orient Securities Company Limited - Class H (a) (c)	89	78
Oriental Pearl Group Co., Ltd. - Class A	33	47
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (b)	74	33
PDD Holdings Inc. - ADR (b)	67	7,569
People.cn Co., Ltd. - Class A	9	23
People's Insurance Company (Group) of China Limited, The - Class H	767	664
Perfect World Co., Ltd. - Class A	22	52
PetroChina Company Limited - Class H	1,895	2,037

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
PICC Property and Casualty Company Limited - Class H	587	1,232
Ping An Bank Co., Ltd. - Class A	143	234
Ping An Insurance (Group) Company of China, Ltd. - Class A	72	702
Ping An Insurance (Group) Company of China, Ltd. - Class H	542	4,533
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	15	17
Piotech, Inc. - Class A	2	85
Poly Developments and Holdings Group Co., Ltd. - Class A	96	84
POP MART International Group Limited (a)	58	1,396
Postal Savings Bank of China Co., Ltd. - Class H (a)	758	518
Power Construction Corporation of China - Class A	116	86
Proya Cosmetics Co., Ltd. - Class A	4	34
Qi An Xin Technology Group Inc. - Class A (b)	6	33
Qingdao Port International Co., Ltd. - Class A	8	10
Qingdao Port International Co., Ltd. - Class H (a)	71	64
Qinghai Salt Lake Industry Co., Ltd - Class A (b)	24	96
QuantuMcTek Co., Ltd - Class A (b)	1	58
Quzhou Xin'an Development Co., Ltd. - Class A (b)	64	35
Radio And Television Yuntong Group Co., Ltd - Class A	25	50
RemeGen Co., Ltd. - Class H (a) (b)	16	148
Rockchip Electronics Co., Ltd. - Class A	2	46
Rongsheng Petrochemical Co., Ltd. - Class A	57	96
S.F. Holding Co., Ltd. - Class A	35	192
S.F. Holding Co., Ltd. - Class H (c)	7	32
SAIC Motor Corporation Limited - Class A	58	127
Sailun Group Co., Ltd. - Class A	26	59
San'an Optoelectronics Co., Ltd - Class A	48	97
SANY Heavy Industry Co., Ltd. - Class A	57	171
Satellite Chemical Co., Ltd. - Class A	14	35
SDIC Capital Co., Ltd. - Class A	53	58
SDIC Power Holdings Co., Ltd. - Class A	51	96
Seazen Holdings Co., Ltd. - Class A (b)	1	2
Semiconductor Manufacturing Electronics (Shaoxing) Corporation. - Class A (b)	223	214
Seres Co., Ltd. - Class A	10	169
Shaanxi Coal Industry Company Limited - Class A	58	178
Shaanxi Energy Investment Co., Ltd. - Class A	67	90
Shandong Gold Group Co., Ltd. - Class A	20	113
Shandong Gold Group Co., Ltd. - Class H (a) (c)	64	285
Shandong Hi-Speed Group Co., Ltd. - Class A	19	26
Shandong Linglong Tyre Co., Ltd. - Class A	14	29
Shandong Nanshan Aluminium Co., Ltd. - Class A	53	41
Shandong Sun Paper Co., Ltd. - Class A	22	50
Shandong Weigao Group Medical Polymer Company Limited - Class H	210	136
Shanghai Aiko Solar Energy Co., Ltd. - Class A (b)	13	24
Shanghai Allist Pharmaceuticals Co., Ltd. - Class A	3	45
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	30
Shanghai Baosight Software Co., Ltd - Class A	15	45
Shanghai Baosight Software Co., Ltd - Class B	58	59
Shanghai BOCHU Electronic Technology Corporation Limited. - Class A	2	43
Shanghai Electric Group Company Limited - Class A (b)	89	109
Shanghai Electric Group Company Limited - Class H (b) (c)	150	75
Shanghai Electric Power Co., Ltd. - Class A	12	35
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	10	36
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	47	118
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	54
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	21	123
Shanghai International Airport Co., Ltd. - Class A	16	75
Shanghai International Port(Group) Co., Ltd - Class A	34	26
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	5	2
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	36
Shanghai Junshi Biosciences Co., Ltd. - Class A (b)	6	30
Shanghai Junshi Biosciences Co., Ltd. - Class H (a) (b)	14	37
Shanghai Lingang Holdings Co., Ltd. - Class A	18	30
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	21
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	138	55
Shanghai M&G Stationery Inc - Class A	10	38
Shanghai Moons' Electric Co., Ltd. - Class A	3	26
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	15	39
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	55	81
Shanghai Pudong Development Bank Co., Ltd. - Class A	197	350
Shanghai Putailai New Energy Technology Group Co., Ltd. - Class A	8	32
Shanghai RAAS blood products co., Ltd. - Class A	67	61
Shanghai Rural Commercial Bank Co., Ltd. - Class A	55	73
Shanghai United Imaging Healthcare Co., Ltd. - Class A	5	97
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A (b)	10	54
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	14	33
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	30
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	4	24
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	25
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	41
Shanxi Lu'an Environmental Energy Dev.Co., Ltd. - Class A	20	34
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	8	193
Shede Spirits Co., Ltd. - Class A	3	24
Shenergy Company Limited - Class A	43	48
Shengyi Electronics Co., Ltd. - Class A (b)	6	76
Shengyi Technology Co., Ltd. - Class A	16	158
Shennan Circuits Co., Ltd. - Class A	5	150
Shenwan Hongyuan Group Co., Ltd. - Class A	154	116
Shenwan Hongyuan Group Co., Ltd. - Class H (a)	184	72
Shenzhen Energy Group Co., Ltd. - Class A	34	31
Shenzhen Envicool Technology Co., Ltd. - Class A	6	98
Shenzhen Goodix Technology Co., Ltd. - Class A	4	45
Shenzhen Huaqiang Information Industry Co., Ltd. - Class A	5	17
Shenzhen Jingwang Electronics Co., Ltd. - Class A	6	63
Shenzhen Kaifa Technology Co., Ltd. - Class A	5	17
Shenzhen Kedali Industry Co.Limited - Class A	2	50
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	62
Shenzhen SED Industry Co., Ltd. - Class A	12	32
Shenzhen Techwinsemi Technology Co., Ltd - Class A	2	50
Shenzhen Transsion Holdings Co., Ltd. - Class A	9	83
Shenzhou International Group Holdings Limited	72	569
Shijiazhuang Changshan Beiming Technology Co., Ltd. - Class A (b)	8	24
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	43
SICC Co., Ltd. - Class A (b)	3	38
Sichuan Biokin Pharmaceutical Co., Ltd. - Class A (b)	6	258
Sichuan Changhong Electric Co., Ltd. - Class A	16	20
Sichuan Chuantou Energy Co,.Ltd. - Class A	27	53
Sichuan Huafeng Technology Co., Ltd. - Class A (b)	12	175
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	17	69
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. - Class H (b)	3	146
Sichuan New Energy Power Company Limited - Class A	17	28
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	63

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Sieyuan Electric Co., Ltd. - Class A	5	119
Sinolink Securities Co., Ltd. - Class A	23	30
Sinoma International Engineering Co., Ltd. - Class A	25	37
Sinoma Science & Technology Co., Ltd. - Class A	7	36
Sinomach Heavy Equipment Group Co., Ltd. - Class A (b)	48	33
Sinomine Resource Group Co., Ltd. - Class A	6	63
Sinopec Oilfield Service Corporation - Class A (b)	8	2
Sinopec Shanghai Petrochemical Company Limited - Class A	40	16
Sinopec Shanghai Petrochemical Company Limited - Class H	390	69
Sinopharm Group Co. Ltd. - Class H	124	311
Sinotrans Limited - Class A	51	44
Sinotrans Limited - Class H	106	66
Sinotruk (Hong Kong) Limited	55	195
SKSHU Paint Co., Ltd. - Class A	6	43
Skyverse Technology Co., Ltd. - Class A (b)	9	201
Smoore International Holdings Limited (a)	154	236
Soochow Securities Company Limited - Class A	55	72
Southwest Securities Co., Ltd. - Class A	13	8
SPIC Industry-Finance Holdings Co., Ltd - Class A	23	21
Spring Airlines Co., Ltd. - Class A	3	25
Starpower Semiconductor Ltd. - Class A	2	33
State Grid Yingda Co., Ltd. - Class A	39	33
Sunny Optical Technology (Group) Company Limited (c)	63	529
Sunshine City Group Co., Ltd. - Class A	31	22
Sunshine Guojian Pharmaceutical (Shanghai) Co., Ltd. - Class A	8	71
Suzhou Centec Communications Co Ltd. - Class A (b)	8	170
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	12	148
TAL Education Group - Class A - ADR (b)	39	429
Talkweb Information System Co., Ltd. - Class A (b)	10	46
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	28
TBEA Co., Ltd. - Class A	39	123
TCL Technology Group Corporation - Class A	164	106
TCL Zhonghuan Renewable Energy Technology Co., Ltd. - Class A (b)	3	3
Tencent Holdings Limited	539	41,477
Tencent Music Entertainment Group	103	913
The Pacific Securities Co., Ltd - Class A (b)	46	27
Tianfeng Securities Co., Ltd. - Class A (b)	58	35
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	20	67
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	40
Tianma Microelectronics Co., Ltd. - Class A (b)	29	37
Tianneng Battery Group Co., Ltd - Class A	4	17
Tianqi Lithium Industry Co., Ltd - Class A (b)	6	47
Tianqi Lithium Industry Co., Ltd - Class H (b)	13	88
Tianshan Aluminum Group Co., Ltd. - Class A	37	86
Tianshan Material Co., Ltd. - Class A (b)	30	23
Tianshui Huatian Technology Co., Ltd. - Class A	30	47
Tingyi (Cayman Islands) Holding Corp.	171	258
Tongfu Microelectronics Co., Ltd. - Class A	12	64
Tongkun Group Co., Ltd. - Class A	16	39
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	73
Tongwei Co., Ltd - Class A (b)	32	93
Trina Solar Co., Ltd. - Class A (b)	15	35
Trip.com Group Limited	50	3,586
Tsinghua Tongfang Co., Ltd. - Class A (b)	32	41
Tsingtao Brewery Co., Ltd. - Class A	5	46
Tsingtao Brewery Co., Ltd. - Class H	58	363
Ubtech Robotics Corp Ltd - Class H (b)	20	332
Unigroup Guoxin Microelectronics Co., Ltd. - Class A (d)	5	56
Uni-President China Holdings Ltd (c)	105	110
Unisplendour Corporation Limited - Class A	14	49
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	72
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (b)	2	48
Vipshop (China) Co., Ltd - ADR	27	481
Wanda Film Holding Co., Ltd. - Class A (b)	19	31
Wanhua Chemical Group Co., Ltd. - Class A	19	210
Want Want China Holdings Limited	393	235
Weichai Power Co., Ltd. - Class A	48	119
Weichai Power Co., Ltd. - Class H	163	394
Western Mining Co., Ltd. - Class A	23	91
Western Securities Co., Ltd. - Class A	16	18
Western Superconducting Technologies Co., Ltd. - Class A	6	69
Wintime Energy Co., Ltd. - Class A (b)	143	32
Wolong Electric Group Co., Ltd. - Class A	11	74
Wuchan Zhongda Group Co., Ltd. - Class A	44	35
Wuhan Dameng Database Co., Ltd. - Class A	4	141
Wuhan Guide Infrared Co., Ltd. - Class A (b)	17	35
Wuliangye Yibin Co., Ltd. - Class A	27	403
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	11	113
WuXi AppTec Co., Ltd. - Class A	15	200
WuXi AppTec Co., Ltd. - Class H (a)	36	453
Wuzhou Minovo Co., Ltd. - Class A	20	29
XCMG Construction Machinery Co., Ltd. - Class A	77	127
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	37
Xiamen C&D Inc. - Class A	28	37
Xiamen Faratronic Co., Ltd. - Class A	2	27
Xiamen Tungsten Co., Ltd. - Class A	12	73
Xiaomi Corporation (a) (b)	1,481	7,461
Xinjiang Daqo New Energy Co. Ltd. - Class A (b)	15	58
Xinyi Solar Holdings Limited	492	187
XPeng Inc. - Class A (b)	108	1,091
XtalPi Holdings Limited (b) (c)	204	249
Yadea Group Holdings Ltd (a)	108	158
Yangzijiang Shipbuilding (Holdings) Ltd.	239	648
Yankuang Energy Group Company Limited - Class A	28	52
Yankuang Energy Group Company Limited - Class H	301	372
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	81
Yifeng Pharmacy Chain Co., Ltd. - Class A	1	3
Yongan Futures Co., Ltd. - Class A	5	11
Yonghui Superstores Co., Limited - Class A (b)	67	45
Youngor Group Co., Ltd. - Class A	12	12
Yuanjie Semiconductor Technology Co., Ltd. - Class A	2	220
Yum China Holdings, Inc.	31	1,469
YUNDA Holding Group Co., Ltd. - Class A	29	28
Yunnan Aluminium Co,Ltd. - Class A	26	121
Yunnan Baiyao Industrial Co., Ltd. - Class A	9	71
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	46
Yunnan Energy New Material Co., Ltd. - Class A (b)	4	31
Yunnan Yuntianhua Co., Ltd. - Class A	16	77
Yutong Bus Co., Ltd. - Class A	19	90
Zangge Mining Company Limited - Class A	13	154
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	5	109
Zhaojin Mining Industry Co., Ltd. - Class H	150	592
Zhejiang China Commodities City Group Co., Ltd. - Class A	37	84
Zhejiang Chint Electric Co., Ltd. - Class A	8	32
Zhejiang Dahua Technology Co., Ltd. - Class A	11	28
Zhejiang Dingli Machinery Co., Ltd. - Class A	4	32
Zhejiang Grandwall Electric Science&Technology Co., Ltd. - Class A (b)	13	27
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	38
Zhejiang Huayou Cobalt Co., Ltd. - Class A	12	113
Zhejiang Juhua Co., Ltd. - Class A	14	74
Zhejiang Leapmotor Technology Co., Ltd. - Class H (b)	60	376
Zhejiang Longsheng Group Co., Ltd. - Class A	24	36
Zhejiang NHU Company Ltd. - Class A	31	113
Zhejiang Rongtai Electric Material Co., Ltd. - Class A	10	160
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	25	193

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class H (b)	39	191
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	53
Zhejiang Supor Co., Ltd. - Class A	6	35
Zhejiang Wanfeng Auto Wheel Co., Ltd. - Class A	24	55
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	3	10
Zhejiang Zheneng Electric Power Co., Ltd - Class A	59	42
Zheshang Securities Co., Ltd. - Class A	38	59
Zhongjin Gold Corporation Limited - Class A	38	127
Zhongsheng Group Holdings Limited	45	66
Zhongtai Securities Co., Ltd. - Class A	24	22
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	—	4
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	42	202
Zijin Mining Group Co., Ltd. - Class A	137	674
Zijin Mining Group Co., Ltd. - Class H	494	2,260
ZJLD Group Inc. (c)	49	54
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	42	52
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H (c)	158	158
ZTE Corporation - Class A	24	130
ZTE Corporation - Class H (c)	68	237
ZTO Express (Cayman) Inc. (a)	36	753
		259,461
Taiwan 19.8%
Accton Technology Corporation	46	1,738
Advantech Co., Ltd.	45	415
Airtac International Group	12	351
Alchip Technologies, Limited	7	782
ASE Technology Holding Co., Ltd.	299	2,378
Asia Cement Corporation	205	243
Asia Vital Components Co., Ltd.	29	1,391
ASUSTeK Computer Inc.	62	1,077
Cathay Financial Holding Co., Ltd.	845	2,030
Chailease Holding Company Limited	145	485
Chang Hwa Commercial Bank, Ltd.	612	398
China Steel Corporation	1,000	604
Chroma ATE Inc.	34	836
Chunghwa Telecom Co., Ltd.	339	1,409
Compal Electronics, Inc.	352	341
CTBC Financial Holding Co., Ltd.	1,656	2,641
Delta Electronics, Inc.	168	5,134
E Ink Holdings Inc.	83	523
E. Sun Financial Holding Company, Ltd.	1,386	1,489
Elite Material Co., Ltd.	27	1,415
eMemory Technology Inc.	6	330
EVA Airways Corporation	247	287
Evergreen Marine Corporation (Taiwan) Ltd.	98	592
Far Eastern New Century Corporation	316	279
Far EasTone Telecommunications Co., Ltd.	160	449
First Financial Holding Co., Ltd.	1,009	943
Formosa Chemicals & Fibre Corporation	387	394
Formosa Petrochemical Corporation	117	178
Formosa Plastics Corporation	422	523
Fortune Electric Co., Ltd.	25	599
Fubon Financial Holding Co., Ltd.	773	2,354
Giga-Byte Technology Co., Ltd.	54	428
Global Unichip Corp.	8	543
GlobalWafers Co., Ltd.	23	297
Hon Hai Precision Industry Co., Ltd.	1,058	7,831
Hotai Motor Co., Ltd.	43	748
Hua Nan Financial Holdings Co., Ltd.	909	896
International Games System Co., Ltd.	24	552
Inventec Corporation	271	370
Jentech Precision Industrial Co., Ltd.	8	700
KGI Financial Holding Co., Ltd.	1,408	771
King Slide Works Co., Ltd.	7	834
Largan Precision Co., Ltd.	6	477
Lite-On Technology Corporation	195	1,015
Lotes Co., Ltd.	8	329
MediaTek Inc.	135	6,128
Mega Financial Holdings Co., Ltd.	1,028	1,306
Nan Ya Plastics Corporation	490	940
Nan Ya Technology Corporation (b)	105	647
Novatek Microelectronics Corporation	52	618
PEGATRON Corporation	181	395
PharmaEssentia Corp.	28	415
Phison Electronics Corporation	16	740
Powertech Technology Inc.	64	353
President Chain Store Corporation	47	331
Quanta Computer Inc.	255	2,200
Realtek Semiconductor Corporation	42	653
Shanghai Commercial & Savings Bank, Ltd., The	367	473
SinoPac Financial Holdings Company Limited	1,057	961
Taiwan Business Bank, Ltd.	600	305
Taiwan Cooperative Bank, Ltd.	1,023	791
Taiwan High Speed Rail Corporation	130	116
Taiwan Mobile Co., Ltd.	125	432
Taiwan Semiconductor Manufacturing Company Limited	2,131	105,135
TECO Electric & Machinery Co., Ltd.	133	356
Tripod Technology Corporation	46	467
TS Financial Holding Co., Ltd.	2,075	1,346
Unimicron Technology Corp.	123	861
Uni-President Enterprises Corp.	424	1,039
United Microelectronics Corporation	1,089	1,704
Vanguard International Semiconductor Corporation	94	275
Walsin Lihwa Corporation	274	278
Wan Hai Lines Ltd.	122	307
Wistron Corporation	277	1,327
Wiwynn Corporation	10	1,429
WT Microelectronics Co., Ltd.	62	270
Yageo Corporation	172	1,263
Yang Ming Marine Transport Corporation	170	301
Yuanta Financial Holding Co., Ltd	1,114	1,391
Zhen Ding Technology Holding Limited	53	240
		184,192
India 16.7%
ABB India Limited	3	192
ACC Limited	7	133
Adani Energy Solutions Limited (b)	31	357
Adani Enterprises Limited	31	762
Adani Gas Limited	19	122
Adani Green Energy (UP) Limited (b)	34	387
Adani Ports and Special Economic Zone Limited	81	1,326
Adani Power Limited (b)	487	772
Aditya Birla Capital Limited (b)	70	279
Alkem Laboratories Limited	6	374
Ambuja Cements Limited	69	428
Apollo Hospitals Enterprise Limited	10	752
Ashok Leyland Limited	265	527
Asian Paints Limited	65	2,013
Astral Limited	11	171
AU Small Finance Bank Limited (a)	46	512
Aurobindo Pharma Ltd	27	352
Avenue Supermarts Limited (a) (b)	15	621
AWL Agri Business Limited (b)	26	70
Axis Bank Limited	204	2,876
Bajaj Auto Limited	6	636
Bajaj Finance Limited	251	2,737
Bajaj Finserv Limited	32	727
Bajaj Holdings & Investment Limited.	2	314
Bajaj Housing Finance Limited (b)	79	83
Balkrishna Industries Limited	7	176
Bank of Baroda	86	281
Bank of India	89	142
Berger Paints India Limited	21	122
Bharat Electronics Limited	318	1,411
Bharat Forge Ltd	26	433
Bharat Heavy Electricals Limited	114	364
Bharat Petroleum Corporation Limited	171	732
Bharti Airtel Limited	249	5,828
Bharti Hexacom Limited	7	133
Biocon Limited	54	234
Bosch Limited	1	304
Britannia Industries Ltd	12	795
Canara Bank	167	288
CG Power and Industrial Solutions Limited	58	419

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Cholamandalam Investment and Finance Company Limited	38	714
Cipla Limited	50	846
Coal India Ltd Govt Of India Undertaking	203	902
Colgate-Palmolive (India) Limited	12	276
Container Corporation	30	175
Coromandel International Limited	11	282
CRISIL Limited	2	82
Cummins India Limited	12	603
Dabur India Limited	59	332
Divis Laboratories Limited	12	874
Dixon Technologies (India) Limited	3	403
DLF Limited	70	535
Dr. Reddy's Laboratories Limited	53	749
Eicher Motors Limited	14	1,129
Eternal Limited (b)	403	1,244
Fortis Healthcare Limited	42	410
FSN E-Commerce Ventures Private Limited (b)	108	317
GAIL (India) Limited	259	494
GE Vernova T&D India Limited	11	394
GMR Airports Limited (b)	249	289
Godrej Consumer Products Limited	38	521
Godrej Properties Limited (b)	12	272
Grasim Industries Ltd	34	1,082
Havells India Limited	21	325
HCL Technologies Limited	91	1,642
HDB Financial Services Limited (b)	16	140
HDFC Asset Management Company Limited	18	531
HDFC Bank Limited	992	10,909
HDFC Life Insurance Company Limited (a)	87	729
Hero MotoCorp Limited	12	758
Hexaware Technologies Limited	10	87
Hindalco Industries Limited	129	1,274
Hindustan Aeronautics Limited	17	836
Hindustan Petroleum Corporation Limited	88	488
Hindustan Unilever Limited	75	1,922
Hindustan Zinc Limited	35	240
Hitachi Energy India Limited	1	239
Hyundai Motor India Limited	13	331
ICICI Bank Limited	461	6,873
ICICI Lombard General Insurance Company Limited (a)	21	463
ICICI Prudential Life Insurance Company Limited (a)	35	263
IDFC First Bank Limited	560	532
Indian Bank	26	239
Indian Hotels Company Limited, The	82	671
Indian Oil Corporation Limited	351	650
Indian Railway Catering And Tourism Corporation Limited	26	196
Indian Railway Finance Corporation Limited	161	223
Indian Renewable Energy Development Agency Limited (b)	57	88
Indraprastha Gas Limited	63	136
Indus Towers Limited (b)	117	547
IndusInd Bank Ltd. (b)	52	502
Info Edge (India) Limited	32	470
Infosys Limited	358	6,389
Interglobe Aviation Limited (a)	16	895
ITC Hotels Limited (b)	87	191
ITC Limited	260	1,166
Jindal Stainless Limited	36	337
Jindal Steel Limited	23	271
Jio Financial Services Limited	270	883
JSW Energy Limited	57	305
JSW Infrastructure Limited	36	114
JSW Steel Limited	115	1,484
Jubilant Foodworks Limited	34	213
Kalyan Jewellers India Limited	40	214
Kotak Mahindra Bank Limited	98	2,389
Kwality Walls India Ltd. (b) (d)	82	37
L&T Finance Holdings Limited	59	205
L&T Technology Services Limited	3	124
Larsen and Toubro Limited	59	2,667
LG Electronics India Ltd. (b)	5	90
Linde India Limited	2	120
Lloyds Metals and Energy Limited	13	187
Lodha Developers Limited	24	279
LTIMindtree Limited (a)	8	541
Lupin Limited	22	527
Mahindra and Mahindra Limited	86	3,565
Mankind Pharma Limited	10	254
Marico Limited	56	464
Maruti Suzuki India Limited	11	2,083
Max Healthcare Institute Limited	59	685
Mazagon Dock Shipbuilders Limited	6	165
Motilal Oswal Financial Services Limited	17	158
Mphasis Limited	10	309
MRF Limited	—	483
Muthoot Finance Limited	9	382
Nestle India Limited	59	837
NHPC Limited	296	261
NMDC Limited	305	282
NTPC Green Energy Limited (b)	75	79
NTPC Limited	427	1,564
Oberoi Realty Limited	9	176
Oil and Natural Gas Corporation Limited	372	991
Oil India Limited	55	257
One 97 Communications Limited (b)	28	406
Oracle Financial Services Software Limited	2	168
Page Industries Limited	1	243
Patanjali Foods Limited	31	185
PB Fintech Limited (b)	32	640
Persistent Systems Limited	10	699
Petronet LNG Limited	67	213
Phoenix Mills Limited, The	18	373
PI Industries Limited	9	318
Pidilite Industries Limited	46	756
Polycab India Limited	6	471
Power Finance Corporation Limited	118	467
Power Grid Corporation of India Limited	410	1,204
Premier Energies Limited	8	77
Prestige Estates Projects Limited	16	290
Procter & Gamble Hygiene and Health Care Limited	1	138
Punjab National Bank	201	277
Rail Vikas Nigam Limited	51	202
REC Limited	102	406
Reliance Industries Limited	637	11,124
Samvardhana Motherson International Limited	373	497
SBI Cards And Payment Services Limited	25	236
SBI Life Insurance Company Limited (a)	37	837
Schaeffler India Limited	4	165
Shree Cement Limited	1	415
Shriram Finance Limited	114	1,265
Siemens Energy India Limited	7	201
Siemens Limited	8	277
Solar Industries Limited	2	308
Sona BLW Precision Forgings Limited	33	178
SRF Limited	11	373
State Bank of India	157	1,720
Steel Authority of India Limited	115	187
Sun Pharma Advanced Research Company Limited	100	1,912
Sundaram Finance Limited	9	547
Supreme Industries Limited, The	6	223
Suzlon Energy Limited (b)	1,063	622
Swiggy Limited (b)	28	122
Tata Communications Limited	11	218
Tata Consultancy Services Limited	88	3,147
Tata Consumer Products Limited	59	779
Tata Elxsi Limited	3	174
Tata Motors Passenger Vehicles Limited	192	781
Tata Power Company Limited, The	154	649
Tata Steel Limited	716	1,432
Tech Mahindra Limited	57	999
Thermax Limited.	3	107
Titan Company Limited	37	1,648
Torrent Pharmaceuticals Ltd	10	438
Torrent Power Limited	18	258
Trent Limited	16	772
Tube Investments of India Limited	11	311

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
TVS Motor Company Limited	21	888
UltraTech Cement Limited	11	1,445
Union Bank of India	136	233
United Breweries Limited	6	103
United Spirits Limited	28	451
UNO Minda Limited	20	288
UPL Limited	46	403
Varun Beverages Limited	115	626
Vedanta Limited	148	995
Vishal Mega Mart Limited (b)	96	145
Vodafone Idea Limited (b)	2,674	321
Voltas Limited	22	333
Waaree Energies Limited	3	101
Wipro Limited	280	819
Yes Bank Limited (b)	1,848	444
Zydus Lifesciences Limited	20	202
		155,289
South Korea 12.4%
ALTEOGEN Inc. (b)	4	1,127
Amorepacific Corporation	3	213
Celltrion Inc.	13	1,681
Coway Co., Ltd.	5	278
DB Insurance Co., Ltd.	4	340
Doosan Bobcat Inc.	5	185
Doosan Corporation	1	384
Doosan Enerbility Co., Ltd. (b)	40	2,098
EcoPro BM Co., Ltd. (b)	4	432
Ecopro Co., Ltd	9	548
Hana Financial Group Inc.	25	1,609
Hanjin Kal Co., Ltd.	2	187
Hankook Tire & Technology Co., Ltd.	6	261
HANMI Semiconductor Co., Ltd.	4	361
Hanwha Aerospace Co., Ltd.	3	2,038
Hanwha Ocean Co., Ltd. (b)	10	793
HD Hyundai Co., Ltd.	4	496
HD Hyundai Electric Co., Ltd.	2	1,072
HD Hyundai Heavy Industries Co., Ltd.	3	934
HD Hyundai Marine Solution Co., Ltd.	1	100
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	4	1,164
HLB Co., Ltd. (b)	11	382
HMM Co., Ltd.	26	364
HYBE Co., Ltd.	2	446
Hyosung Heavy Industries Co., Ltd.	—	519
Hyundai Glovis Co., Ltd.	3	399
Hyundai Mobis Co., Ltd.	5	1,409
Hyundai Motor Company	13	2,599
Hyundai Rotem Company	6	847
Industrial Bank of Korea	21	305
Kakao Corp.	28	1,155
Kakao Pay Corp. (b)	2	66
KakaoBank Corp.	32	472
KB Financial Group Inc.	31	2,675
KIA Corporation	21	1,753
Korea Aerospace Industries, Ltd.	7	526
Korea Electric Power Corp	23	750
Korea Investment Holdings Co., Ltd.	4	423
Korea Zinc Co., Ltd.	1	869
Korean Air Lines Co., Ltd.	17	257
Krafton, Inc. (b)	3	452
KT&G Corporation	9	859
LG Chem, Ltd.	4	929
LG CNS Co., Ltd.	3	120
LG Corp.	9	519
LG Display Co., Ltd. (b)	28	226
LG Electronics Inc.	8	523
LG Energy Solution Ltd. (b)	4	978
LG Uplus Corp.	18	188
LS ELECTRIC Co., Ltd.	1	426
Meritz Financial Group Inc.	7	569
Mirae Asset Securities Co., Ltd.	17	270
NAVER Corporation	13	2,173
NH Investment & Securities Co., Ltd.	12	180
POSCO Future M Co., Ltd. (b)	3	403
POSCO Holdings Inc.	6	1,256
Posco International Corporation	4	144
Samsung Biologics Co., Ltd. (b)	1	1,215
Samsung C&T Corporation	7	1,212
Samsung Electro-Mechanics Co., Ltd.	5	869
Samsung Electronics Co., Ltd.	431	35,690
Samsung Fire & Marine Insurance Co., Ltd.	3	886
Samsung Heavy Industries Co., Ltd (b)	60	1,007
Samsung Life Insurance Co., Ltd.	9	958
Samsung SDI Co., Ltd.	5	976
Samsung SDS Co., Ltd.	3	405
Samsung Securities Co., Ltd.	5	274
Shinhan Financial Group Co., Ltd.	39	2,087
SK Biopharmaceuticals Co., Ltd. (b)	3	231
SK Hynix Inc.	48	21,763
SK Inc.	3	568
SK Innovation Co., Ltd.	6	400
SK Square Co., Ltd. (b)	7	1,869
SK Telecom Co., Ltd.	9	349
S-Oil Corporation	4	210
Woori Financial Group Inc.	58	1,127
Yuhan Corporation	5	383
		115,211
South Africa 3.2%
ABSA Group	75	1,086
Bid Corporation	23	587
Bidvest Group, The	30	428
Capitec Bank Holdings	9	2,167
Clicks Group	21	427
Discovery	47	639
FirstRand Limited	489	2,678
Gold Fields Limited	80	3,443
Harmony Gold Mining Company	49	989
Impala Platinum Holdings Limited	76	1,202
Kumba Iron Ore Ltd (a)	5	113
Mr Price Group	21	219
MTN Group	152	1,546
Naspers Limited - Class N	68	4,545
Nedbank Group Limited	41	659
Northam Platinum Limited	31	629
OM Residual UK Ltd	385	345
Pepkor Holdings (a)	172	275
Rand Merchant Investment Holdings Limited	82	354
Remgro	47	515
Sanlam	161	956
Shoprite Holdings	44	720
Sibanye Stillwater (b) (c)	246	894
Standard Bank Group	119	2,086
Valterra Platinum	16	1,345
Vodacom Group (c)	48	410
		29,257
Saudi Arabia 2.8%
Acwa Power Company	12	599
ADES Holding Company	38	179
Al Nahdi Medical Co	4	105
Al Rajhi Banking and Investment Corporation	172	4,468
Alinma Bank	106	687
Almarai Company	46	525
Arab National Bank	81	466
Arabian Internet and Communications Services Co.	2	143
Bank AlBilad	66	436
Bank Aljazira	65	192
Banque Saudi Fransi	111	498
BUPA Arabia for Cooperative Insurance Company	7	273
Dar AL-Arkan Real Estate Development Company (b)	45	193
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	9	627
Elm Company	2	442
Etihad Etisalat Company	34	599
Jabal Omar Development Company (b)	49	193
Jarir Marketing Company	56	189
Makkah Construction & Development Company	8	169
Mouwasat Medical Services Co.	10	170
Rabigh Refining and Petrochemical Company (b)	41	75

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Riyad Bank	131	949
SAL Saudi Logistics Services Company	2	94
Santana Mining Inc. (b)	113	1,838
Saudi Arabian Fertilizer Company	21	614
Saudi Arabian Oil Company (a)	515	3,273
Saudi Aramco Base Oil Company Luberef	5	124
Saudi Basic Industries Corporation	79	1,086
Saudi British Bank	91	788
Saudi Electricity Company	73	274
Saudi Industrial Investment Group	32	105
Saudi International Petrochemical Company (Sipchem)	26	104
Saudi National Bank, The	260	2,626
Saudi Research & Marketing Group (b)	3	101
Saudi Tadawul Group Holding Company	4	144
Saudi Telecom Company	170	1,943
The Company For Cooperative Insurance	7	211
The Saudi Investment Bank	48	170
Umm Al Qura For Development And Construction Company (b)	40	183
Yanbu National Petrochemical Company	19	143
		25,998
Brazil 2.4%
Alupar Investimento S.A.	18	106
Ambev S.A.	396	1,002
B3 S.A. - Brasil, Bolsa, Balcao	455	1,143
Banco Bradesco S/A.	148	419
Banco BTG Pactual S/A	121	1,152
Banco do Brasil S.A.	149	594
Banco Santander (Brasil) S.A.	39	238
BB Seguridade Participacoes S.A.	55	365
Caixa Seguridade Participacoes S/A	51	154
Centrais Eletricas Brasileiras S/A - Eletrobras	88	814
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	40	959
Companhia Energetica de Minas Gerais-CEMIG	35	94
Companhia Paranaense De Energia	75	179
CPFL Energia S/A	18	170
CSN Mineracao S.A.	64	64
Embraer S.A.	63	1,014
Energisa S.A.	27	234
ENGIE Brasil Energia S.A.	35	200
Equatorial Energia S.A.	113	791
Itausa S.A.	101	221
Klabin S.A.	96	325
Localiza Rent A Car S/A	88	692
Motiva Infraestrutura De Mobilidade S.A.	77	212
Neoenergia S.A.	48	281
Petroleo Brasileiro S/A Petrobras.	332	1,969
Porto Seguro S/A	17	150
Prio S.A. (b)	72	541
Raia Drogasil S.A.	117	498
Rede D'or Sao Luiz S.A.	114	840
Rumo S.A.	102	274
Suzano S.A.	60	564
Telefonica Brasil S.A.	69	418
TIM S.A.	71	274
Vale S.A.	313	4,093
Vibra Energia S/A	102	469
WEG S.A.	138	1,222
		22,735
United Arab Emirates 2.2%
2PointZero Group PJSC (b)	322	230
Abu Dhabi Commercial Bank PJSC	273	1,061
Abu Dhabi Islamic Bank	123	694
Abu Dhabi National Oil Company	236	251
Adnoc Drilling Company PJSC	197	287
ADNOC Logistics & Services PLC	115	186
AFORTI Holding S.A. (b)	269	246
Aldar Properties - PJSC	339	802
Alpha Dhabi Holding	122	316
Dubai Electricity and Water Authority	743	560
Dubai Islamic Bank (P S C) Br.	263	663
Emaar Development LLC	79	324
Emaar Properties PJSC	556	2,126
Emirates Integrated Telecommunications Company PJSC	75	199
Emirates NBD Bank PJSC	220	1,673
Emirates Telecommunications Group Company (Etisalat Group) PJSC	313	1,561
First Abu Dhabi Bank PJSC	396	1,880
International Holdings Company PJSC - Dubai Branch (b)	64	6,955
Pure Health Holding L.L.C	296	206
Salik Company PJSC (a)	178	308
		20,528
Mexico 1.8%
America Movil, S.A.B. De C.V.	1,567	1,615
Arca Continental S.A.B. de C.V.	45	485
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	257	387
Becle, S.A.B. de C.V. (c)	35	40
CEMEX S.A.B. de C.V. - Series A	1,302	1,497
Coca-Cola FEMSA, S.A.B. de C.V.	49	463
El Puerto De Liverpool, S.A.B. De C.V.	21	119
Fomento Economico Mexicano, S.A. B. De C.V.	185	1,869
GRUMA, S.A.B. de C.V. - Class B	16	273
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	33	870
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	15	495
Grupo Bimbo S.A.B. de C.V. - Class A (c)	114	372
Grupo Carso, S.A.B. De C.V. (c)	43	280
Grupo Comercial Chedraui, S.A.B. de C.V.	23	160
Grupo Financiero Banorte, S.A.B. de C.V.	237	2,193
Grupo Financiero Inbursa, S.A.B. de C.V.	215	519
Grupo Mexico, S.A.B. de C.V. - Class B	274	2,597
Industrias Penoles, S.A.B. de C.V. (b)	16	865
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A (c)	124	264
Promotora y Operadora de Infraestructura, S.A.B. de C.V. (c)	14	211
Wal-Mart de Mexico, S.A.B. de C.V. (c)	412	1,279
		16,853
Malaysia 1.5%
99 Speed Mart Retail Holdings Berhad	143	135
Ammb Holdings Berhad	254	406
Axiata Group Berhad	240	149
Celcomdigi Berhad	334	263
CIMB Group Holdings Berhad	729	1,480
Gamuda Berhad	483	592
Genting Berhad	178	133
Hong Leong Bank Berhad	66	358
Hong Leong Financial Group Berhad	19	87
IHH Healthcare Berhad	204	440
IOI Corporation Berhad	151	149
KLCC Property Holdings Berhad	69	149
Kuala Lumpur Kepong Berhad	54	268
Kumpulan Sime Darby Berhad	234	124
Malayan Banking Berhad	684	1,767
Maxis Communications Berhad	289	270
MISC Berhad	167	322
Mr D.I.Y. Group (M) Berhad	318	120
Nestle (Malaysia) Berhad	6	160
PETRONAS Chemicals Group Berhad	223	200
PETRONAS Dagangan Berhad	30	149
PETRONAS Gas Berhad	83	371
PPB Group Berhad	50	136
Press Metal Aluminium (Australia) Pty Ltd	347	609
Public Bank Berhad	1,267	1,416
QL Resources Berhad	223	209
RHB Bank Berhad	356	677
SD Guthrie Berhad	235	332
Sunway City SDN. BHD.	235	326
Telekom Malaysia Berhad	186	369
Tenaga Nasional Berhad	416	1,404
Westports Holdings Berhad	96	134
YTL Corporation Berhad	452	227
YTL Power International Berhad	225	184
		14,115

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Indonesia 1.4%
PT. Alamtri Resources Indonesia Tbk	1,184	129
PT. Amman Mineral Internasional (b)	692	268
PT. Aneka Tambang	649	122
PT. Astra International	1,500	601
PT. Bank Central Asia Tbk	4,835	2,366
PT. Bank Mandiri	3,305	1,012
PT. Bank Negara Indonesia (persero)	1,429	374
PT. Bank Permata	308	95
PT. Bank Rakyat Indonesia (Persero) Tbk	5,719	1,256
PT. Barito Pacific Tbk (b)	2,487	490
PT. Barito Renewables Energy	1,408	824
PT. Bumi Resources Minerals (b)	7,850	517
PT. Chandra Asri Petrochemical	811	341
PT. Charoen Pokphand Indonesia	659	179
PT. Dian Swastatika Sentosa (b)	136	826
PT. Golden Energy Mines	57	28
PT. Goto Gojek Tokopedia (b)	72,656	279
PT. Impack Pratama Industri (b)	906	215
PT. Indofood CBP Sukses Makmur	190	93
PT. Indofood Sukses Makmur	400	162
PT. Indosat	529	74
PT. Kalbe Farma Tbk	1,693	122
PT. Merdeka Copper Gold Tbk (b)	1,062	146
PT. Multipolar Technology Tbk	25	93
PT. Pantai Indah Kapuk Dua	180	137
PT. Petrindo Jaya Kreasi	1,520	213
PT. Sejahteraraya Anugrahjaya (b)	295	292
PT. Sumber Alfaria Trijaya	1,308	155
PT. Telekomunikasi Indonesia	3,923	818
PT. Tower Bersama Infrastructure Tbk	191	31
PT. Trimegah Bangun Persada	864	58
PT. Unilever Indonesia, Tbk	576	90
PT. United Tractors	133	235
		12,641
Thailand 1.1%
Advanced Info Service PLC - NVDR	18	181
Advanced Info Service PLC	83	822
Airports of Thailand Public Company Limited	190	319
Airports of Thailand Public Company Limited - NVDR (c)	213	358
Bangkok Bank Public Company Limited - NVDR (c)	35	190
Bangkok Dusit Medical Services Public Company Limited.	433	265
Bumrungrad Hospital Public Company Limited - NVDR (c)	37	183
Bumrungrad Hospital Public Company Limited	—	1
Central Pattana Public Company Limited	62	108
Central Pattana Public Company Limited - NVDR (c)	70	122
Central Retail Corporation Public Company Limited - NVDR	146	83
Central Retail Corporation Public Company Limited	93	53
Charoen Pokphand Foods Public Company Limited	234	162
CP ALL Public Company Limited - NVDR (c)	217	300
CP ALL Public Company Limited	145	200
CP Axtra Public Company Limited - NVDR (c)	142	70
Delta Electronics (Thailand) Public Company Ltd.	416	2,275
Global Power Synergy Public Company Limited (c)	49	56
Gulf Energy Development Public Company Limited - NVDR (b)	252	333
Gulf Energy Development Public Company Limited (b) (c)	397	525
Indorama Ventures Public Company Limited - NVDR (c)	188	96
KASIKORNBANK Public Company Limited	87	535
Krungthai Bank Public Company Limited	455	408
Minor International Public Company Limited - NVDR (c)	54	41
Minor International Public Company Limited	164	126
PTT Exploration And Production Public Company Limited	131	468
PTT Oil And Retail Business Public Company Limited - NVDR (c)	383	161
PTT Public Company Limited	320	325
PTT Public Company Limited - NVDR (c)	412	418
Siam Commercial Bank Public Company Limited, The - NVDR	68	298
Siam Commercial Bank Public Company Limited, The	16	71
Thai Life Insurance Public Company Limited - NVDR	270	85
The Siam Cement Public Company Limited (c)	26	154
TMB Bank Thanachart Public Company Limited	4,104	263
		10,055
Kuwait 0.8%
Boubyan Bank K.S.C.P	140	324
Commercial Bank of Kuwait S.A.K., The	97	162
Gulf Bank K.S.C.P.	234	272
Kuwait Finance House KSCP	1,148	3,022
Mabanee Company (K.P.S.C)	63	225
Mobile Telecommunications Company. K.S.C.P	241	406
National Bank of Kuwait K.S.C.	786	2,590
		7,001
Qatar 0.7%
Dukhan Bank (Q.P.S.C.)	245	235
Industries Qatar (Q.P.S.C.)	263	860
Masraf Al Rayan	520	313
Mesaieed Petrochemical Holding Company (Q.P.S.C.)	408	122
Ooredoo (Q.P.S.C.)	99	353
Qatar Electricity & Water Company	52	214
Qatar Fuel (Q.P.S.C.)	71	294
Qatar Gas Transport Company Ltd.	318	391
Qatar International Islamic Bank (Q.P.S.C.)	107	334
Qatar Islamic Bank (Q.P.S.C.)	154	1,012
Qatar National Bank (Q.P.S.C.)	379	1,943
The Commercial Bank (P.S.Q.C.)	308	355
		6,426
Greece 0.5%
Alpha Bank S.A.	185	777
Eurobank S.A. (b)	220	882
Greek Organisation of Football Prognostics S.A. - Class R	15	346
Hellenic Duty Free Shops Single Member S.A. - Class R (b) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	18	356
Jumbo Anonymi Emporiki Etaireia - Class R	9	303
Motor Oil (Hellas) Corinth Refineries S.A. - Class R (c)	6	229
National Bank of Greece S.A. - Class R	71	1,085
Piraeus Bank S.A. (b)	52	414
Public Power Corporation S.A. - Class R	18	390
		4,782
Turkey 0.5%
Akbank Turk Anonim Sirketi - Class A	268	437
Aselsan Inc. - Class A	110	597
BIM Birlesik Magazalar Anonim Sirketi - Class A	39	489
Coca-Cola Icecek Anonim Sirketi - Class A	77	106
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	74	136
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A	341	189
Ford Otomotiv Sanayi Anonim Sirketi - Class A	57	124
Haci Omer Sabanci Holding Anonim Sirketi - Class A	109	214
Kiler Holding AS (b)	29	208
KOC Holding Anonim Sirketi - Class A	73	289
Petrokent Turizm A.S. (b)	13	57
SASA Polyester Sanayi A.S. - Class A (b)	967	63
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	9	53
Turk Hava Yollari Anonim Ortakligi - Class A	62	389
Turk Telekomunikasyon Anonim Sirketi - Class A (b)	31	41
Turkcell Iletisim Hizmetleri A.S. - Class A	114	247
Turkiye Garanti Bankasi Anonim Sirketi - Class A	59	197
Turkiye Is Bankasi Anonim Sirketi - Class C	694	228
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	83	356

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Turkiye Vakiflar Bankasi T.A.O. - Class A (b)	137	98
Yapi Ve Kredi Bankasi Anonim Sirketi - Class A (b)	267	226
		4,744
Chile 0.5%
Banco de Credito e Inversiones	9	594
Banco Internacional	3,882	748
Banco Santander Chile	5,002	394
Cencosud S.A.	114	364
Empresas CMPC S.A.	97	152
Empresas Copec S.A.	39	301
Enel Americas S.A.	1,971	187
Enel Chile S.A.	2,183	179
Falabella S.A.	105	729
LATAM Airlines Group S.A.	19,340	522
Plaza S.A.	71	250
Quinenco S.A.	17	81
		4,501
Philippines 0.4%
Aboitiz Power Corporation	156	117
Ayala Corporation	22	178
Ayala Land Inc.	491	187
Bank of The Philippine Islands	187	370
BDO Unibank, Inc.	185	423
Emperador Inc.	227	62
Globe Telecom, Inc.	2	51
International Container Terminal Services, Inc.	72	695
Jollibee Foods Corporation	44	135
Manila Electric Company	26	257
Metropolitan Bank & Trust Company	170	198
PLDT Inc.	7	154
SM Investments Corporation	43	513
SM Prime Holdings, Inc.	974	377
		3,717
Hong Kong 0.3%
C&D International Investment Group Limited	67	134
Central New Energy Holding Group Limited (a) (b) (c)	118	124
China Resources Beer (Holdings) Company Limited	148	499
China Resources Power Holdings Company Limited (c)	179	399
Chow Tai Fook Jewellery Group Limited (c)	153	243
Guangdong Investment Limited	222	194
Hanergy Thin Film Power Group Limited (b) (d)	3,098	—
Kingboard Holdings Limited	53	202
Kingboard Laminates Holdings Limited	75	128
Orient Overseas (International) Limited (c)	11	177
Sino Biopharmaceutical Limited	824	655
Xinyi Glass Holdings Limited (c)	135	143
		2,898
Hungary 0.3%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	31	280
OTP Bank Nyrt.	19	2,046
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	11	332
		2,658
Peru 0.2%
Credicorp Ltd.	6	1,636
MMG Limited (b)	344	388
		2,024
United States of America 0.2%
BeOne Ltd. - Class A (b)	1	20
BeOne Medicines AG (a) (b)	67	1,545
		1,565
Czech Republic 0.1%
CEZ, a. s. (c)	14	881
Komercni banka, a.s.	7	416
		1,297
Colombia 0.1%
Ecopetrol S.A.	427	210
Grupo Cibest S A	25	458
Grupo de Inversiones Suramericana S.A.	12	164
Grupo Energia Bogota S.A. ESP	277	217
Interconexion Electrica S A E S P	37	239
		1,288
Luxembourg 0.0%
Reinet Investments S.C.A.	11	396
Egypt 0.0%
Commercial International Bank Egypt S.A.E	177	382
Singapore 0.0%
BOC Aviation Limited (a)	20	189
Australia 0.0%
Yancoal Australia Ltd (c)	32	105
Russian Federation 0.0%
Bank VTB (Publichnoe Aktsionernoe Obshchestvo) (a) (b) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	346	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnitogorsk Metallurgical Works (a) (b) (d)	241	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	782	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Plant (a) (b) (d)	167	—
Public Joint Stock Company Phosagro (a) (b) (d)	6	—
Public Joint Stock Company Phosagro (a) (b) (d)	—	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Rostelecom (a) (b) (d)	157	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
Public Joint-Stock Company Federal Hydrogeneration Company - Rushydro (a) (b) (d)	13,159	—
Public Joint-Stock Company Inter RAO UES (a) (b) (d)	4,398	—
Public Joint-Stock Company Lukoil Oil Company (a) (b) (d)	49	—
Public Joint-Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint-Stock Company Severstal (a) (b) (d)	27	—
United Company RUSAL PLC (a) (b) (d)	320	—
		—
Total Common Stocks (cost $754,673)		910,308
PREFERRED STOCKS 1.8%
Brazil 1.0%
Banco Bradesco S/A. (f)	455	1,501
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class B	23	215
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (b)	29	261
Companhia Energetica de Minas Gerais-CEMIG	168	342
Gerdau S.A.	109	402
Itau Unibanco Holding S.A. (f)	474	3,378
Itausa S.A.	583	1,236
Localiza Rent A Car S/A (b)	3	26
Petroleo Brasileiro S/A Petrobras. (f)	389	2,183
		9,544
South Korea 0.6%
Doosan Corporation	—	67
Hyundai Motor Company, 1.00% (g)	2	275
Hyundai Motor Company, 2.00% (g)	3	448
LG Chem, Ltd., 1.00% (g)	1	76
LG Electronics Inc.	1	34
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	118

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Samsung Electronics Co., Ltd., 1.00% (g)	72	4,484
Samsung Fire & Marine Insurance Co., Ltd.	—	98
		5,600
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Series B	13	879
Colombia 0.1%
Grupo Aval Acciones y Valores S.A.	403	82
Grupo Cibest S A	40	631
Grupo de Inversiones Suramericana S.A.	11	119
		832
India 0.0%
TVS Motor Company Limited (b) (h)	87	10
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
		—
Total Preferred Stocks (cost $15,521)		16,865
RIGHTS 0.0%
Taiwan 0.0%
Unimicron Technology Corp. (b) (h)	3	9
Total Rights (cost $0)		9
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 3.64% (i) (j)	9,285	9,285
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.74% (i) (j)	5,636	5,636
Total Short Term Investments (cost $14,921)		14,921
Total Investments 101.2% (cost $785,115)		942,103
Other Derivative Instruments (0.0)%		(41)
Other Assets and Liabilities, Net (1.2)%		(11,459)
Total Net Assets 100.0%		930,603
(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $560 and 0.1% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	8,915	169,601	169,231	285	—	—	9,285	1.0
JNL Government Money Market Fund, 3.74% - Class SL	1,109	37,304	32,777	144	—	—	5,636	0.6
	10,024	206,905	202,008	429	—	—	14,921	1.6

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	12/19/25	523	482	0.1
Alibaba Group Holding Limited	04/26/21	30,542	29,358	3.2
AU Small Finance Bank Limited	04/28/21	346	512	0.1
Avenue Supermarts Limited	04/28/21	624	621	0.1
Baidu, Inc. - Class A	06/18/21	4,287	3,225	0.4
Bank VTB (Publichnoe Aktsionernoe Obshchestvo)	04/26/21	600	—	—
BeOne Medicines AG	04/26/21	1,526	1,545	0.2
BOC Aviation Limited	04/26/21	165	189	—
Central New Energy Holding Group Limited	06/20/25	125	124	—
CGN Power Co., Ltd. - Class H	04/26/21	257	318	—
Chifeng Jilong Gold Mining Co., Ltd. - Class H	06/20/25	59	60	—
China Feihe Limited	04/26/21	923	183	—
China International Capital Corporation Limited - Class H	04/26/21	309	365	—
China Literature Limited	04/26/21	319	149	—
China Merchants Securities Co., Ltd. - Class H	03/21/25	52	47	—
China Resources Mixc Lifestyle Services Limited	06/18/21	302	290	—
China Resources Pharmaceutical Group Limited	06/16/23	145	92	—
China Zheshang Bank Co., Ltd. - Class H	06/16/23	50	43	—
Contemporary Amperex Technology Co., Limited - Class H	12/19/25	754	754	0.1
eDraco Travel Limited	04/26/21	210	315	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	270	448	0.1
Ganfeng Lithium Group Co., Ltd. - Class H	04/26/21	448	236	—
Guotai Haitong Financial Holdings Limited - Class H	04/26/21	365	432	—
Haidilao International Holding Ltd.	04/26/21	438	238	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Hansoh Pharmaceutical Group Company Limited	04/26/21	453	425	—
HDFC Life Insurance Company Limited	04/28/21	799	729	0.1
Hua Hong Semiconductor Limited	09/15/23	248	564	0.1
Huatai Securities Co., Ltd. - Class H	04/26/21	249	306	—
ICICI Lombard General Insurance Company Limited	04/28/21	418	463	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	248	263	—
Innovent Biologics, Inc. - Class B	04/26/21	855	1,292	0.1
Interglobe Aviation Limited	04/28/21	506	895	0.1
JD Health International Inc.	08/25/21	937	651	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	09/17/21	2,275	2,020	0.2
Kumba Iron Ore Ltd	04/26/21	180	113	—
Laopu Gold Co., Ltd. - Class H	06/20/25	401	318	—
LTIMindtree Limited	04/28/21	464	541	0.1
Meituan - Class B	04/26/21	9,387	6,224	0.7
Midea Group Co., Ltd. - Class H	12/19/25	433	422	—
New Oriental Education & Technology Group Inc.	06/16/23	570	703	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	818	909	0.1
Orient Securities Company Limited - Class H	05/20/21	57	78	—
Pepkor Holdings	05/19/21	213	275	—
POP MART International Group Limited	12/15/23	287	1,396	0.2
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	442	518	0.1
Public Joint Stock Company Gazprom	11/23/21	3,743	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Magnitogorsk Metallurgical Works	04/26/21	225	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Plant	04/26/21	361	—	—
Public Joint Stock Company Phosagro	05/19/21	322	—	—
Public Joint Stock Company Phosagro	07/01/21	1	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Rostelecom	04/26/21	207	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Public Joint-Stock Company Federal Hydrogeneration Company - Rushydro	04/26/21	143	—	—
Public Joint-Stock Company Inter RAO UES	10/07/21	271	—	—
Public Joint-Stock Company Lukoil Oil Company	04/26/21	3,119	—	—
Public Joint-Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint-Stock Company Severstal	06/25/21	411	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	64	—
RemeGen Co., Ltd. - Class H	12/19/25	161	148	—
Salik Company PJSC	12/16/22	120	308	—
Saudi Arabian Oil Company	04/26/21	4,228	3,273	0.4
SBI Life Insurance Company Limited	04/28/21	511	837	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	133	285	—
Shanghai Junshi Biosciences Co., Ltd. - Class H	06/20/25	35	37	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	68	72	—
Smoore International Holdings Limited	04/26/21	1,136	236	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	450	453	0.1
Xiaomi Corporation	12/20/24	6,221	7,461	0.8
Yadea Group Holdings Ltd	12/16/22	181	158	—
ZTO Express (Cayman) Inc.	06/21/21	1,064	753	0.1
		103,465	73,216	7.9

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	178	March 2026	12,284	(41)	277

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	13,293	896,922	93	910,308
Preferred Stocks	26	16,839	—	16,865
Rights	—	9	—	9
Short Term Investments	14,921	—	—	14,921
	28,240	913,770	93	942,103
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	277	—	—	277
	277	—	—	277

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.6%
Japan 23.5%
Advantest Corporation	105	13,210
AEON Co., Ltd.	408	6,467
AGC Inc. (a)	32	1,056
Aisin Corporation	88	1,645
Ajinomoto Co., Inc.	147	3,159
ANA Holdings Inc.	25	483
Asahi Group Holdings, Ltd. (a)	234	2,456
Asahi Kasei Corporation	203	1,825
ASICS Corporation	107	2,567
Astellas Pharma Inc.	272	3,626
Bandai Namco Holdings Inc.	102	2,707
Bridgestone Corporation (a)	168	3,777
Canon Inc. (a)	133	3,950
Capcom Co., Ltd.	51	1,196
Central Japan Railway Company	151	4,177
Chubu Electric Power Co., Ltd.	117	1,803
Chugai Pharmaceutical Co., Ltd.	102	5,370
Dai Nippon Printing Co., Ltd.	70	1,198
Daifuku Co., Ltd.	57	1,794
Dai-ichi Life Holdings, Inc.	567	4,725
Daiichi Sankyo Company, Limited	287	6,136
Daikin Industries, Ltd.	45	5,750
Daito Trust Construction Co., Ltd.	46	874
Daiwa House Industry Co., Ltd.	95	3,141
Daiwa Securities Group Inc.	217	1,895
DENSO Corporation	275	3,794
DISCO Corporation	14	4,413
East Japan Railway Company	165	4,355
Eisai Co., Ltd.	41	1,231
ENEOS Holdings, Inc.	413	2,927
FANUC Corporation	141	5,486
Fast Retailing Co., Ltd.	28	10,218
Fuji Electric Co., Ltd.	20	1,550
FUJIFILM Holdings Corporation	187	4,003
Fujikura Ltd.	39	4,374
Fujitsu Limited	276	7,648
Hankyu Hanshin Holdings, Inc.	38	961
Hikari Tsushin, Inc.	2	616
Hitachi Construction Machinery Co., Ltd. (a)	14	411
Hitachi, Ltd.	699	21,940
Honda Motor Co., Ltd.	599	5,879
HOYA Corporation	52	7,875
Hulic Co., Ltd. (a)	90	984
IBIDEN Co., Ltd.	40	1,744
Idemitsu Kosan Co., Ltd.	129	973
IHI Corporation	165	2,915
Inpex Corporation (a)	132	2,622
Isuzu Motors Limited	91	1,420
ITOCHU Corporation	1,069	13,494
Japan Airlines Co., Ltd.	19	349
Japan Exchange Group, Inc.	157	1,679
Japan Post Bank Co., Ltd.	277	3,908
Japan Post Holdings Co., Ltd.	264	2,779
Japan Post Insurance Co., Ltd.	28	830
Japan Real Estate Investment Corporation	1	858
Japan Tobacco Inc. (a)	169	6,076
JFE Holdings, Inc.	97	1,231
Kajima Corporation	70	2,622
Kao Corporation (a)	72	2,896
Kawasaki Heavy Industries, Ltd. (a)	26	1,749
Kawasaki Kisen Kaisha, Ltd. (a)	61	848
KDDI Corporation	445	7,695
Keyence Corporation	29	10,334
Kikkoman Corporation (a)	135	1,222
Kioxia Holdings Corporation (b)	22	1,484
Kirin Holdings Company, Limited (a)	127	1,895
Komatsu Ltd.	140	4,480
Konami Group Corporation	14	1,937
Kubota Corporation (a)	173	2,461
KYOCERA Corporation	214	3,006
Kyowa Kirin Co., Ltd. (a)	36	575
Lasertec Co., Ltd.	13	2,449
LY Corporation	442	1,175
M3, Inc. (a)	66	898
Makita Corporation	37	1,132
Marubeni Corporation	256	7,124
MatsukiyoCocokara & Co.	55	959
Minebeamitsumi Inc.	56	1,132
Mitsubishi Chemical Group Corporation	218	1,274
Mitsubishi Corporation	576	13,214
Mitsubishi Electric Corporation	314	9,218
Mitsubishi Estate Co., Ltd.	190	4,635
Mitsubishi HC Capital Inc.	125	1,051
Mitsubishi Heavy Industries, Ltd.	515	12,644
Mitsubishi UFJ Financial Group, Inc.	1,747	27,845
Mitsui & Co., Ltd.	398	11,798
Mitsui Fudosan Co., Ltd.	424	4,825
Mitsui O.S.K. Lines, Ltd. (a)	51	1,534
Mizuho Financial Group, Inc.	384	14,026
MonotaRO Co., Ltd. (a)	42	674
MS&AD Insurance Group Holdings, Inc.	215	5,059
Murata Manufacturing Co., Ltd.	277	5,746
Nec Corporation	195	6,627
NEXON Co., Ltd.	64	1,540
Nidec Corporation	151	2,061
Nintendo Co., Ltd.	179	12,077
Nippon Building Fund Inc. (a)	1	1,174
Nippon Paint Holdings Co., Ltd. (a)	147	986
Nippon Sanso Holdings Corporation	29	878
Nippon Steel Corporation	794	3,249
Nippon Telegraph and Telephone Corporation	4,230	4,262
Nippon Yusen Kabushiki Kaisha	65	2,120
Nissan Motor Co., Ltd. (a) (b)	328	817
Niterra Co., Ltd.	30	1,341
Nitori Holdings Co., Ltd.	58	1,021
Nitto Denko Corporation	100	2,382
Nomura Holdings, Inc.	454	3,774
Nomura Research Institute, Ltd.	65	2,488
Obayashi Corporation	108	2,260
OBIC Co., Ltd.	48	1,509
Olympus Corporation	178	2,256
Oracle Corporation Japan	5	395
Oriental Land Co., Ltd.	170	3,144
ORIX Corporation	171	4,991
Osaka Gas Co., Ltd.	60	2,099
Otsuka Corporation (a)	35	732
Otsuka Holdings Co., Ltd.	70	3,961
Pan Pacific International Holdings Corporation	409	2,436
Panasonic Holdings Corporation	340	4,401
Rakuten Group, Inc. (b)	226	1,447
Recruit Holdings Co., Ltd.	220	12,472
Renesas Electronics Corporation	236	3,272
Resona Holdings, Inc.	339	3,233
SBI Holdings, Inc.	94	2,038
SCREEN Holdings Co., Ltd.	15	1,475
SCSK Corporation (a)	25	904
Secom Co., Ltd.	65	2,310
Sekisui Chemical Co., Ltd.	64	1,084
Sekisui House, Ltd. (a)	95	2,108
Seven & I Holdings Co., Ltd.	336	4,818
Shimadzu Corporation	45	1,194
Shimano Inc.	13	1,338
Shimizu Corporation	89	1,515
Shin-Etsu Chemical Co., Ltd.	285	8,856
Shionogi & Co., Ltd.	129	2,338
Shiseido Company, Limited (a)	61	888
SMC Corporation	8	2,928
SoftBank Corp.	4,288	5,886
SoftBank Group Corp.	571	16,033
Sompo Holdings, Inc.	140	4,773
Sony Group Corporation	922	23,732
Square Enix Holdings Co., Ltd.	39	703
Subaru Corporation.	89	1,927
Sumitomo Corporation	185	6,409
Sumitomo Electric Industries, Ltd.	121	4,897
Sumitomo Metal Mining Co., Ltd.	41	1,647

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Sumitomo Mitsui Financial Group, Inc.	593	19,033
Sumitomo Mitsui Trust Group, Inc.	108	3,307
Sumitomo Realty & Development Co., Ltd. (a)	143	3,589
Suntory Beverage & Food Limited (a)	18	535
Suzuki Motor Corporation	282	4,216
Sysmex Corporation	85	834
T&D Holdings, Inc.	75	1,738
Taisei Corporation	24	2,317
Takeda Pharmaceutical Company Limited	242	7,482
TDK Corporation	287	4,065
Terumo Corporation	226	3,270
The Chiba Bank, Ltd.	107	1,196
The Kansai Electric Power Company, Incorporated	161	2,524
TIS Inc.	36	1,197
Toho Co., Ltd. (a)	16	836
Tokio Marine Holdings, Inc.	294	10,896
Tokyo Electric Power Company Holdings, Inc. (b)	256	1,077
Tokyo Electron Limited	68	14,937
Tokyo Gas Co., Ltd.	53	2,116
Tokyu Corporation	91	1,062
TOPPAN Holdings Inc.	43	1,277
Toray Industries, Inc.	230	1,498
Toyo Suisan Kaisha, Ltd.	14	962
Toyota Industries Corporation	27	3,072
Toyota Motor Corporation	1,753	37,636
Toyota Tsusho Corporation	109	3,662
Trend Micro Incorporated	18	739
Unicharm Corporation	179	1,024
West Japan Railway Company	72	1,435
Yamaha Motor Co., Ltd. (a)	149	1,103
Yaskawa Electric Corporation	41	1,258
Yokogawa Electric Corporation	37	1,173
Yokohama Financial Group, Inc.	179	1,473
Zensho Holdings Co., Ltd.	15	866
ZOZO, Inc.	56	465
		725,222
United Kingdom 14.2%
3i Group PLC	150	6,611
Admiral Group PLC	34	1,458
Anglo American PLC	163	6,768
Associated British Foods PLC	46	1,314
AstraZeneca PLC	237	44,046
Auto Trader Group PLC	134	1,056
Aviva PLC	466	4,299
BAE Systems PLC	448	10,356
Barclays PLC	2,134	13,674
Barratt Redrow PLC	192	988
BP P.L.C.	2,342	13,713
British American Tobacco P.L.C.	300	16,998
BT Group PLC	941	2,336
Bunzl Public Limited Company	48	1,333
Centrica PLC	745	1,703
Coca-Cola Europacific Partners PLC	33	2,964
Compass Group PLC	260	8,285
CVC Capital Partners PLC	117	1,964
Diageo PLC	342	7,383
Entain PLC	100	1,030
Experian PLC	141	6,375
Fiat Chrysler Automobiles N.V.	304	3,328
GSK PLC	622	15,293
Haleon PLC	1,372	6,925
Halma Public Limited Company	58	2,773
HSBC Holdings PLC	2,644	41,810
ICG PLC	45	1,235
Imperial Brands PLC	126	5,289
Informa PLC	184	2,189
InterContinental Hotels Group PLC	23	3,257
International Consolidated Airlines Group S.A.	514	2,868
Intertek Group PLC	24	1,478
J Sainsbury PLC (a)	267	1,172
Kingfisher PLC	256	1,079
Legal & General Group PLC	881	3,106
Lloyds Banking Group PLC	9,072	12,026
London Stock Exchange Group PLC	71	8,615
M&G PLC	347	1,338
Melrose Industries PLC	177	1,401
National Grid PLC	759	11,683
NatWest Group PLC	1,179	10,345
Next PLC	18	3,298
Pearson PLC	98	1,393
Phoenix Group Holdings PLC	116	1,158
Prudential Public Limited Company	381	5,885
Reckitt Benckiser Group PLC	104	8,446
Relx PLC	280	11,352
Rentokil Initial PLC	362	2,180
Rightmove PLC	122	853
Rolls-Royce Holdings PLC	1,281	19,857
Schroders PLC	133	730
SEGRO Public Limited Company	191	1,854
Severn Trent PLC	39	1,472
Shell PLC - Class A	885	32,714
Smith & Nephew PLC	132	2,206
Smiths Group PLC	51	1,623
Spirax Group PLC	11	1,010
SSE PLC	166	4,871
Standard Chartered PLC	283	6,928
Tesco PLC	997	5,936
The Sage Group PLC	148	2,156
Unilever PLC	333	21,778
United Utilities PLC	105	1,696
Vodafone Group Public Limited Company	3,138	4,181
Weir Group PLC(The)	39	1,491
Wise PLC - Class A (b)	109	1,303
		438,235
France 10.0%
Aeroports de Paris (a)	5	709
Airbus SE	90	20,870
Amundi (c)	9	752
AXA	260	12,512
Biomerieux S.A.	6	821
BNP Paribas	157	14,892
Bollore SE	100	565
Bouygues	28	1,466
Bureau Veritas (a)	49	1,566
Capgemini France	26	4,392
Compagnie de Saint-Gobain	70	7,132
Compagnie Generale des Etablissements Michelin	103	3,427
Credit Agricole S.A.	174	3,591
Danone	98	8,857
Dassault Aviation	3	948
Dassault Systemes	103	2,884
Engie	269	7,077
EssilorLuxottica	48	15,177
Hermes International	5	12,943
Kering (a)	11	3,735
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	88	16,480
Legrand	40	5,960
L'Oreal	37	15,926
LVMH Moet Hennessy Louis Vuitton	39	29,670
Orange	282	4,700
Pernod Ricard	30	2,596
Publicis Groupe S.A.	35	3,610
Safran	53	18,604
Sanofi	172	16,733
Sartorius Stedim Biotech	4	1,024
Schneider Electric SE	83	22,896
Societe Generale	105	8,482
Thales	15	3,938
TotalEnergies SE	307	20,137
Veolia Environnement	98	3,421
VINCI	77	10,797
		309,290
Germany 8.7%
Adidas AG - Class N	28	5,443
Allianz SE	59	26,954
BASF SE - Class N	137	7,112
Bayer Aktiengesellschaft - Class N	142	6,152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Bayerische Motoren Werke Aktiengesellschaft	43	4,710
Beiersdorf Aktiengesellschaft	15	1,683
BioNTech SE - ADR (b)	15	1,465
COMMERZBANK Aktiengesellschaft	134	5,639
Continental Aktiengesellschaft	17	1,316
Daimler Truck Holding AG	69	2,983
Deutsche Bank Aktiengesellschaft - Class N	270	10,424
Deutsche Borse Aktiengesellschaft - Class N	28	7,290
Deutsche Post AG - Class N	143	7,803
Deutsche Telekom AG - Class N	510	16,568
E.ON SE - Class N	337	6,399
Elia Group	7	878
Fresenius SE & Co. KGaA	62	3,578
Hannover Ruck SE - Class N	9	2,909
Heidelberg Materials AG	20	5,105
Henkel AG & Co. KGaA	15	1,109
Infineon Technologies AG - Class N	194	8,463
Mercedes-Benz Group AG - Class N	108	7,557
MERCK Kommanditgesellschaft auf Aktien	20	2,847
MTU Aero Engines AG - Class N	8	3,231
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	20	13,147
Rheinmetall Aktiengesellschaft	7	12,551
RWE Aktiengesellschaft	101	5,372
SAP SE	157	38,034
Siemens Aktiengesellschaft - Class N	112	31,287
Siemens Energy AG (b)	103	14,426
Siemens Healthineers AG (c)	41	2,148
Talanx Aktiengesellschaft	9	1,218
Vonovia SE	125	3,600
		269,401
Switzerland 7.9%
ABB Ltd - Class N	241	17,859
Alcon AG	75	5,928
Amrize AG (b)	80	4,342
Chocoladefabriken Lindt & Sprungli AG - Class N	—	2,347
Coca-Cola HBC AG	30	1,550
Compagnie Financiere Richemont S.A.	81	17,503
EMS-Chemie Holding AG	1	695
Galderma Group AG	20	4,140
Geberit AG - Class N	5	3,905
Givaudan S.A. - Class N	1	4,977
Glencore PLC	1,469	8,043
Holcim AG	76	7,376
Julius Bar Gruppe AG - Class N	30	2,327
Kuhne & Nagel International AG	7	1,544
Lonza Group AG	11	7,302
Nestle S.A. - Class N	393	38,979
Novartis AG - Class N	283	38,935
Partners Group Holding AG	3	4,092
Roche Holding AG	4	1,758
Sandoz Group AG	64	4,648
Schindler Holding AG - Class N	3	1,018
SGS S.A.	24	2,732
Sika AG	25	4,997
Sonova Holding AG	7	1,913
Straumann Holding AG - Class N	16	1,905
Swiss Life Holding AG - Class N	4	5,025
Swiss Re AG	45	7,576
Swisscom AG - Class N	4	2,844
UBS Group AG	476	22,015
Zurich Insurance Group AG - Class N	22	16,374
		244,649
Australia 6.9%
ANZ Group Holdings Limited	459	11,096
Aristocrat Leisure Limited	97	3,738
ASX Limited	30	1,038
Australian Pipeline Trust	195	1,168
BHP Group Limited	739	22,284
BlueScope Steel Limited	67	1,075
Brambles Limited	211	3,221
Cochlear Limited	10	1,697
Coles Group Limited	203	2,909
Commonwealth Bank of Australia	256	27,340
Computershare Limited	85	1,936
CSL Limited	75	8,581
Evolution Mining Limited	301	2,537
Fortescue Ltd	244	3,564
Goodman Funding Pty Ltd	297	6,120
GPT Management Holdings Limited (a)	288	1,039
Insurance Australia Group Limited	358	1,902
Lottery Corporation Limited, The	338	1,160
Macquarie Group Limited	56	7,513
Medibank Private Limited	425	1,357
Mirvac Limited	646	881
National Australia Bank Limited	471	13,121
Northern Star Resources Ltd	219	3,888
Orica Limited	73	1,181
Origin Energy Limited	259	1,986
Pro Medicus Limited	9	1,292
Qantas Airways Limited	110	759
QBE Insurance Group Limited	233	3,090
REA Group Ltd	8	951
Rio Tinto Limited	57	5,574
Rio Tinto PLC	164	13,251
Santos Limited	468	1,917
Scentre Group Limited	782	2,188
SEEK Limited	48	731
SGH Limited	31	954
Sigma Healthcare Ltd	825	1,617
Sonic Healthcare Limited	71	1,076
South32 Limited	699	1,652
Stockland Corporation Ltd	355	1,355
Suncorp Group Limited	164	1,931
Telstra Group Limited	607	1,972
TPG Corporation Limited (a)	49	124
Transurban Holdings Limited	469	4,438
Vicinity Centres RE Ltd	594	1,011
Wesfarmers Limited	175	9,412
Westpac Banking Corporation	527	13,530
WHSP Holdings Ltd	43	1,068
WiseTech Global Limited	25	1,138
Woodside Energy Group Ltd	293	4,607
Woolworths Group Limited	188	3,690
		211,660
Netherlands 4.3%
Adyen N.V. (b) (c)	4	7,161
ASM International N.V.	7	4,108
ASML Holding N.V.	60	64,423
DSM-Firmenich AG	37	3,006
Exor Nederland N.V.	14	1,156
HAL Trust	5	907
Heineken Holding N.V.	19	1,417
Heineken N.V.	43	3,521
ING Groep N.V.	448	12,640
JDE Peet's N.V.	25	933
Koninklijke Ahold Delhaize N.V.	136	5,562
Koninklijke KPN N.V.	593	2,771
Koninklijke Philips N.V.	122	3,327
NN Group N.V.	41	3,159
Prosus N.V. - Class N	201	12,435
STMicroelectronics N.V.	100	2,620
Wolters Kluwer N.V. - Class C	35	3,669
		132,815
Spain 3.7%
ACS, Actividades de Construccion y Servicios, S.A.	33	3,260
AENA, S.M.E., S.A.	115	3,216
Amadeus IT Holding, S.A. (c)	67	4,945
Banco Bilbao Vizcaya Argentaria, S.A.	881	20,723
Banco Santander, S.A.	2,264	26,716
CaixaBank, S.A.	544	6,670
Cellnex Telecom, S.A. (c)	88	2,841
EDP Renovaveis, S.A.	35	495
Endesa, S.A.	47	1,674
Ferrovial SE	69	4,486
Iberdrola, Sociedad Anonima	935	20,322
Industria de Diseno Textil, S.A.	170	11,225
Naturgy Energy Group S.A.	16	473

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Repsol S.A.	173	3,239
Telefonica, S.A.	688	2,822
		113,107
Sweden 3.5%
AB Sagax - Class B	35	752
AB Sagax - Class D	20	75
Aktiebolaget Industrivarden - Class A	18	805
Aktiebolaget Industrivarden - Class C	25	1,139
Aktiebolaget SKF - Class B	55	1,470
Aktiebolaget Volvo - Class A	27	859
Aktiebolaget Volvo - Class B	237	7,568
Alfa Laval AB	43	2,145
ASSA ABLOY AB - Class B (a)	162	6,280
Atlas Copco Aktiebolag - Class A	391	6,979
Atlas Copco Aktiebolag - Class B	235	3,771
Axfood AB	18	562
Boliden AB (b)	43	2,384
Epiroc Aktiebolag - Class A	98	2,213
Epiroc Aktiebolag - Class B	56	1,126
EQT AB (c)	108	4,227
Essity Aktiebolag (publ) - Class A	4	120
Essity Aktiebolag (publ) - Class B	90	2,587
Evolution AB (publ) (c)	28	1,938
Fastighets AB Balder - Class B (b)	109	804
G&L Beijer Ref AB - Class B (a)	60	970
H & M Hennes & Mauritz AB - Class B (a)	76	1,529
Hexagon Aktiebolag - Class B	322	3,801
Holmen Aktiebolag - Class B	13	494
Indutrade Aktiebolag	40	1,052
Investmentaktiebolaget Latour - Class B	24	579
Investor Aktiebolag - Class A	83	2,946
Investor Aktiebolag - Class B	279	9,972
L E Lundbergforetagen Aktiebolag (publ) - Series B	12	679
Lifco AB (Publ) - Class B	35	1,347
NIBE Industrier AB - Class B	255	978
Nordnet AB	26	751
SAAB Aktiebolag - Class B	55	3,204
Sandvik Aktiebolag	147	4,776
Securitas AB - Class B	81	1,284
Skandinaviska Enskilda Banken AB - Class A	206	4,337
Skandinaviska Enskilda Banken AB - Class C	4	95
Skanska AB - Class B	52	1,412
SSAB AB - Class A	48	365
SSAB AB - Class B	79	595
Svenska Cellulosa Aktiebolaget SCA - Class B	72	958
Svenska Handelsbanken AB - Class A	209	3,043
Svenska Handelsbanken AB - Class B	6	145
Swedbank AB - Class A	150	5,196
Swedish Orphan Biovitrum AB (Publ) (b)	26	941
Tele2 AB - Class B	85	1,428
Telefonaktiebolaget LM Ericsson - Class A	10	100
Telefonaktiebolaget LM Ericsson - Class B	391	3,807
Telia Company AB	346	1,479
Trelleborg AB - Class B	32	1,366
		107,433
Italy 3.2%
A2a S..A.	253	688
Assicurazioni Generali Societa' Per Azioni (a)	136	5,704
Banca Mediolanum SpA	30	672
Banca Monte dei Paschi di Siena S.p.A.	293	3,130
Banco BPM Societa' Per Azioni	201	3,065
Bper Banca S.p.A.	192	2,598
Buzzi S.p.A.	12	725
Davide Campari-Milano N.V. (a)	93	605
ENEL - SpA	1,193	12,437
Eni S.p.A.	294	5,558
Ferrari N.V.	19	7,114
Finecobank Banca Fineco S.p.A.	93	2,421
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c)	50	460
Intesa Sanpaolo SpA	2,359	16,302
Leonardo S.p.A.	62	3,537
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	21	429
Moncler S.p.A.	34	2,145
Poste Italiane - Societa' Per Azioni (a) (c)	67	1,694
Prysmian S.p.A.	43	4,370
Recordati Industria Chimica E Farmaceutica S.p.A. In Breve Recordati S.p.A.	14	822
Snam S.p.A.	323	2,144
Telecom Italia S.p.A.	1,855	1,117
Terna - Rete Elettrica Nazionale Societa Per Azioni	214	2,275
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.	235	19,408
		99,420
Denmark 1.9%
A.P. Moller - Maersk A/S - Class A	—	984
A.P. Moller - Maersk A/S - Class B (a)	1	1,241
Carlsberg A/S - Class B	14	1,871
Coloplast A/S - Class B	22	1,866
Danske Bank A/S	100	4,976
DSV A/S	29	7,457
Genmab A/S (b)	10	2,947
Novo Nordisk A/S - Class B	484	24,630
Novozymes A/S - Class B	54	3,435
Orsted A/S (b) (c)	73	1,395
Pandora A/S	12	1,340
Tryg A/S	48	1,267
Vestas Wind Systems A/S	154	4,192
		57,601
Hong Kong 1.8%
AIA Group Limited	1,603	16,438
Budweiser Brewing Company APAC Limited (a) (c)	258	252
CK Asset Holdings Limited	285	1,440
CK Hutchison Holdings Limited	406	2,762
CK Infrastructure Holdings Limited	92	677
CLP Holdings Limited	275	2,463
Hang Seng Bank, Limited	107	2,111
Henderson Land Development Company Limited	201	724
HKT Trust	584	864
Hong Kong And China Gas Company Limited -The-	1,696	1,527
Hong Kong Exchanges and Clearing Limited	183	9,597
Jardine Matheson Holdings Limited	31	2,092
Link Real Estate Investment Trust	405	1,804
MTR Corporation Limited (a)	232	889
Power Assets Holdings Limited	211	1,493
Sino Land Company Limited	562	738
Sun Hung Kai Properties Limited	264	3,209
Swire Pacific Limited - Class A	57	455
Swire Pacific Limited - Class B	68	101
Swire Properties Limited	140	378
Techtronic Industries Company Limited	225	2,585
WH Group Limited (c)	1,194	1,330
Wharf (Holdings) Limited, The	124	346
Wharf Real Estate Investment Company Limited	220	696
		54,971
Singapore 1.4%
Capitaland Ascendas REIT	536	1,181
Capitaland Group Pte. Ltd.	751	1,397
Capitaland Investment Limited	349	736
DBS Group Holdings Ltd	310	13,599
Genting Singapore Limited	934	526
Jardine Cycle & Carriage Limited	9	234
Keppel Ltd.	211	1,701
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	395	451
Oversea-Chinese Banking Corporation Limited	502	7,713
Singapore Airlines Limited	209	1,041
Singapore Exchange Limited	128	1,685
Singapore Technologies Engineering Ltd	243	1,593
Singapore Telecommunications Limited	1,273	4,515
United Overseas Bank Limited	203	5,512
Wilmar International Limited	259	621
		42,505
Finland 1.2%
Elisa Oyj	22	970
Fortum Oyj	68	1,450
Kesko Oyj - Class A	15	340

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Kesko Oyj - Class B	41	918
Kone Corporation - Class B	54	3,854
Metso Oyj	109	1,896
Neste Oyj	67	1,517
Nokia Oyj	778	5,022
Nordea Bank Abp	489	9,226
Orion Oyj - Class A	5	336
Orion Oyj - Class B	16	1,218
Sampo Oyj - Class A	385	4,632
Stora Enso Oyj - Class R	88	1,095
UPM-Kymmene Oyj	81	2,343
Wartsila Oyj Abp	73	2,588
		37,405
Belgium 1.1%
Ackermans	3	925
Ageas SA/NV	26	1,801
Anheuser-Busch InBev	150	9,674
Argenx SE (b)	9	7,896
D'Ieteren Group	3	600
Groep Brussel Lambert	13	1,136
KBC Groep	38	5,000
Lotus Bakeries	—	610
Sofina	2	671
Syensqo (a)	11	875
UCB	19	5,184
Warehouses De Pauw	28	736
		35,108
Israel 0.8%
Azrieli Group Ltd.	5	558
Bank Hapoalim B.M.	200	4,517
Bank Leumi Le-Israel B.M.	230	5,068
Elbit Systems Ltd.	4	2,168
ICL Group Ltd	123	708
Israel Discount Bank Limited	192	2,035
Mizrahi Tefahot Bank Ltd	22	1,515
Nice Ltd (b)	10	1,101
Teva Pharmaceutical Industries Ltd (b)	176	5,593
		23,263
Norway 0.6%
Aker BP ASA	47	1,180
DNB Bank ASA	113	3,136
Equinor ASA	101	2,381
Gjensidige Forsikring ASA	28	835
Kongsberg Gruppen ASA	66	1,693
Mowi ASA	70	1,676
Norsk Hydro ASA	200	1,542
Orkla ASA	105	1,168
SalMar ASA	10	636
Storebrand ASA	66	1,132
Telenor ASA	98	1,426
Var Energi ASA	104	340
Vend Marketplaces ASA - Class B	29	807
Yara International ASA	25	1,023
		18,975
Poland 0.5%
Allegro.eu (b) (c)	96	826
Bank Polska Kasa Opieki - Spolka Akcyjna	33	1,862
Dino Polska Spolka Akcyjna (b) (c)	72	827
ING Bank Slaski Spolka Akcyjna	5	506
KGHM Polska Miedz Spolka Akcyjna (b)	20	1,577
LPP Spolka Akcyjna	—	1,193
Orlen S A	88	2,356
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	132	3,114
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	84	1,554
Santander Bank Polska Spolka Akcyjna	6	925
		14,740
Austria 0.4%
Andritz AG	10	769
BAWAG Group AG (c)	11	1,727
Erste Group Bank AG	46	5,475
OMV Aktiengesellschaft	22	1,210
Raiffeisen Bank International AG	23	1,032
Telekom Austria Aktiengesellschaft	17	182
Verbund AG	10	727
		11,122
United States of America 0.3%
Ashtead Group Public Limited Company	66	4,509
James Hardie Industries Public Limited Company - CHESS	91	1,873
Universal Music Group N.V.	144	3,754
		10,136
Ireland 0.1%
Kerry Group Public Limited Company - Class A	22	2,037
Kingspan Group Public Limited Company	23	2,032
		4,069
Portugal 0.1%
EDP, S.A.	426	1,957
Galp Energia, SGPS, S.A. - Class B	62	1,065
Jeronimo Martins, SGPS S.A.	43	1,016
		4,038
New Zealand 0.1%
Auckland International Airport Limited	230	1,102
Fisher & Paykel Healthcare Corporation Limited	87	1,876
Meridian Energy Limited	201	649
		3,627
Luxembourg 0.1%
ArcelorMittal (a)	66	3,011
Macau 0.1%
Galaxy Entertainment Group Limited	333	1,636
Sands China Ltd.	338	850
		2,486
Chile 0.1%
Antofagasta PLC	54	2,369
China 0.1%
WuXi Biologics (Cayman) Inc. (b) (c)	551	2,228
Mexico 0.0%
Fresnillo PLC	28	1,258
Colombia 0.0%
Zijin Gold International Company Limited (b)	60	1,131
Argentina 0.0%
Tenaris S.A.	54	1,042
United Arab Emirates 0.0%
NMC Health PLC (d)	12	—
Russian Federation 0.0%
Evraz PLC (b) (c) (d)	82	—
Total Common Stocks (cost $2,138,476)		2,982,317
PREFERRED STOCKS 1.8%
Switzerland 1.5%
Chocoladefabriken Lindt & Sprungli AG	—	2,249
Roche Holding AG	106	43,501
Schindler Holding AG	6	2,415
		48,165
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	8	851
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	17	912
Henkel AG & Co. KGaA (e)	25	2,046
Sartorius Aktiengesellschaft	4	1,085
Volkswagen Aktiengesellschaft (e)	32	3,824
		8,718
Italy 0.0%
Telecom Italia S.p.A. (a)	970	710
Total Preferred Stocks (cost $46,241)		57,593
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 3.64% (f) (g)	33,330	33,330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.74% (f) (g)	25,458	25,458
Total Short Term Investments (cost $58,788)		58,788
Total Investments 100.3% (cost $2,243,505)		3,098,698
Other Derivative Instruments (0.0)%		(30)
Other Assets and Liabilities, Net (0.3)%		(10,570)
Total Net Assets 100.0%		3,088,098

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	12,805	1,019,301	998,776	869	—	—	33,330	1.1
JNL Government Money Market Fund, 3.74% - Class SL	2,432	199,956	176,930	348	—	—	25,458	0.8
	15,237	1,219,257	1,175,706	1,217	—	—	58,788	1.9

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	9,155	7,161	0.2
Allegro.eu	06/18/21	1,044	826	—
Amadeus IT Holding, S.A.	04/26/21	4,419	4,945	0.2
Amundi	04/26/21	765	752	—
BAWAG Group AG	04/26/21	829	1,727	0.1
Budweiser Brewing Company APAC Limited	04/26/21	795	252	—
Cellnex Telecom, S.A.	04/26/21	4,143	2,841	0.1
Dino Polska Spolka Akcyjna	06/18/21	675	827	—
EQT AB	04/26/21	3,060	4,227	0.1
Evolution AB (publ)	04/26/21	3,205	1,938	0.1
Evraz PLC	04/26/21	631	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/26/21	588	460	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	615	451	—
Orsted A/S	04/26/21	2,533	1,395	—
Poste Italiane - Societa' Per Azioni	04/26/21	907	1,694	0.1
Siemens Healthineers AG	06/18/21	2,366	2,148	0.1
WH Group Limited	04/26/21	1,035	1,330	—
WuXi Biologics (Cayman) Inc.	12/17/21	4,218	2,228	0.1
		40,983	35,202	1.1

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	241	March 2026	EUR	13,869	—	243
FTSE 100 Index	58	March 2026	GBP	5,632	(30)	178
S&P/ASX 200 Index	25	March 2026	AUD	5,368	(12)	37
Topix Index	55	March 2026	JPY	1,861,895	—	98
					(42)	556

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	03/18/26	AUD	3,132	2,090	9
AUD/USD	SCB	03/18/26	AUD	3,008	2,007	12
EUR/USD	CIT	03/18/26	EUR	10,215	12,045	(40)
EUR/USD	HSB	03/18/26	EUR	9,406	11,092	100
GBP/USD	HSB	03/18/26	GBP	3,059	4,123	54
GBP/USD	RBC	03/18/26	GBP	2,701	3,641	21
JPY/USD	BCL	03/18/26	JPY	1,498,666	9,627	(11)
JPY/USD	SCB	03/18/26	JPY	1,670,647	10,732	(161)
USD/EUR	CIT	03/18/26	EUR	(3,834)	(4,521)	14
USD/EUR	SCB	03/18/26	EUR	(1,619)	(1,909)	—
USD/GBP	SCB	03/18/26	GBP	(1,421)	(1,914)	(19)
USD/JPY	SCB	03/18/26	JPY	(871,935)	(5,602)	33
					41,411	12

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL International Index Fund
Assets - Securities
Common Stocks	4,429	2,977,888	—	2,982,317
Preferred Stocks	—	57,593	—	57,593
Short Term Investments	58,788	—	—	58,788
	63,217	3,035,481	—	3,098,698
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	556	—	—	556
Open Forward Foreign Currency Contracts	—	243	—	243
	556	243	—	799
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(231)	—	(231)
	—	(231)	—	(231)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.3%
Industrials 23.4%
AAON, Inc.	68	5,199
Acuity Brands, Inc.	31	11,022
Advanced Drainage Systems, Inc.	72	10,492
AECOM	134	12,736
AeroVironment, Inc. (a)	32	7,825
AGCO Corporation	63	6,564
Alaska Air Group, Inc. (a)	117	5,895
American Airlines Group Inc. (a)	664	10,173
API Group Corporation (a)	373	14,260
Applied Industrial Technologies, Inc.	38	9,744
ATI Inc. (a)	137	15,752
Avis Budget Group, Inc. (a) (b)	17	2,137
Booz Allen Hamilton Holding Corporation - Class A	122	10,295
Brink's Company, The	42	4,935
BWXT Government Group, Inc.	92	15,972
Caci International Inc. - Class A (a)	22	11,880
Carlisle Companies Incorporated	42	13,453
Carpenter Technology Corporation	50	15,852
Chart Industries, Inc. (a)	45	9,200
Clean Harbors, Inc. (a)	51	11,883
CNH Industrial N.V.	888	8,191
Concentrix Corporation	44	1,840
Core & Main, Inc. - Class A (a)	191	9,937
Crane Company	49	9,095
Curtiss-Wright Corporation	37	20,575
Donaldson Company, Inc.	117	10,340
Dycom Industries, Inc. (a)	29	9,827
EnerSys	37	5,457
ESAB Corporation	57	6,395
ExlService Holdings, Inc. (a)	160	6,781
Exponent, Inc.	50	3,489
Flowserve Corporation	128	8,910
Fluor Corporation (a)	164	6,480
Fortune Brands Innovations, Inc.	121	6,072
FTI Consulting, Inc. (a)	31	5,220
GATX Corporation	36	6,156
Genpact Limited	162	7,575
Graco Inc.	166	13,610
GXO Logistics Inc. (a)	116	6,086
Hexcel Corporation	80	5,920
ITT Inc.	85	14,738
KBR, Inc.	128	5,127
Kirby Corporation (a)	55	6,039
Knight-Swift Transportation Holdings Inc. - Class A	164	8,552
Kratos Defense & Security Solutions, Inc. (a)	170	12,897
Landstar System, Inc.	35	4,974
Lincoln Electric Holdings, Inc.	55	13,293
MasTec, Inc. (a)	62	13,391
Maximus, Inc.	56	4,864
Middleby Corporation, The (a)	47	6,947
Mine Safety Appliances Company, LLC	37	5,937
MSC Industrial Direct Co., Inc. - Class A	46	3,853
Mueller Industries, Inc.	112	12,839
NextPower LLC - Class A (a)	149	12,995
Nvent Electric Public Limited Company	163	16,587
Oshkosh Corporation	64	8,028
Owens Corning	83	9,271
Parsons Corporation (a) (b)	54	3,308
Paylocity Holding Corporation (a)	44	6,760
RB Global, Inc.	188	19,295
RBC Bearings Incorporated (a)	32	14,200
Regal Rexnord Corporation	67	9,383
Ryder System, Inc.	41	7,818
Saia, Inc. (a)	27	8,833
Science Applications International Corporation	46	4,636
Sensata Technologies Holding PLC	147	4,904
Simpson Manufacturing Co., Inc.	42	6,716
SPX Technologies, Inc. (a)	50	9,951
Sterling Infrastructure, Inc. (a)	31	9,519
Terex Corporation	67	3,567
Tetra Tech, Inc.	264	8,858
Timken Company, The	64	5,383
Toro Company, The	99	7,755
TransUnion	196	16,811
Trex Company, Inc. (a)	108	3,801
UFP Industries, Inc.	59	5,398
UL Solutions Inc. - Class A	76	5,976
Valmont Industries, Inc.	20	7,941
Watsco, Inc.	35	11,929
Watts Water Technologies, Inc. - Class A	27	7,571
WESCO International, Inc.	49	11,947
Woodward, Inc.	61	18,320
XPO, Inc. (a)	119	16,114
		760,251
Financials 16.6%
Affiliated Managers Group, Inc.	28	8,178
Ally Financial Inc.	284	12,864
American Financial Group, Inc.	70	9,581
Annaly Capital Management, Inc.	688	15,391
Associated Banc-Corp	165	4,239
Bank OZK	106	4,895
Brighthouse Financial, Inc. (a)	58	3,733
Cadence Bank	187	8,028
Carlyle Group Inc., The	262	15,472
CNO Financial Group, Inc.	97	4,101
Columbia Banking System, Inc.	300	8,395
Comerica Incorporated	129	11,215
Commerce Bancshares, Inc.	130	6,827
Corebridge Financial, Inc.	271	8,161
Cullen/Frost Bankers, Inc.	65	8,174
East West Bancorp, Inc.	139	15,626
Equitable Holdings, Inc.	289	13,770
Essent Group Ltd.	98	6,364
Euronet Worldwide, Inc. (a)	39	2,994
Evercore Inc. - Class A	39	13,276
F&G Annuities & Life, Inc.	—	3
F.N.B. Corporation	359	6,133
Federated Hermes, Inc. - Class B	75	3,895
Fidelity National Financial, Inc. - Class A	257	14,054
First American Financial Corporation	103	6,323
First Financial Bankshares, Inc.	130	3,882
First Horizon Corporation	500	11,957
FirstCash, Inc.	39	6,194
Flagstar Bank, National Association	300	3,778
Glacier Bancorp, Inc.	130	5,717
Hamilton Lane Incorporated - Class A	41	5,573
Hancock Whitney Corporation	84	5,351
Hanover Insurance Group Inc., The	36	6,593
Home BancShares, Inc.	185	5,139
Houlihan Lokey, Inc. - Class A	55	9,594
International Bancshares Corporation	54	3,612
Janus Henderson Group PLC	123	5,872
Jefferies Financial Group Inc.	167	10,355
Kinsale Capital Group, Inc.	22	8,711
MGIC Investment Corporation	227	6,630
Morningstar, Inc.	24	5,205
Old National Bancorp	351	7,827
Old Republic International Corporation	230	10,507
Pinnacle Financial Partners, Inc.	78	7,473
Primerica, Inc.	32	8,320
Prosperity Bancshares, Inc.	97	6,673
Reinsurance Group of America, Incorporated	66	13,498
RenaissanceRe Holdings Ltd	47	13,105
RLI Corp.	92	5,910
Ryan Specialty Group Holdings, Inc. - Class A	113	5,851
SEI Investments Company	94	7,681
Selective Insurance Group, Inc.	61	5,101
Shift4 Payments, LLC - Class A (a) (b)	69	4,334
SLM Corporation	205	5,549
Southstate Bank Corporation	101	9,546
Starwood Property Trust, Inc.	352	6,333
Stifel Financial Corp.	103	12,847
Synovus Financial Corp.	140	7,024
Texas Capital Bancshares, Inc. (a)	46	4,171
UMB Financial Corporation	72	8,288

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
United Bankshares, Inc.	140	5,395
Unum Group	156	12,061
Valley National Bancorp	487	5,687
Voya Financial, Inc.	96	7,144
Webster Financial Corporation	163	10,257
Western Alliance Bancorporation	104	8,745
Wex, Inc. (a)	34	5,110
Wintrust Financial Corporation	68	9,478
Zions Bancorporation, National Association	149	8,697
Zurich American Corporation	59	2,388
		540,855
Information Technology 13.9%
Allegro Microsystems Inc. (a)	124	3,267
Amkor Technology, Inc.	115	4,541
AppFolio, Inc. - Class A (a)	23	5,458
Arrow Electronics, Inc. (a)	52	5,719
ASGN Incorporated (a)	42	2,020
Avnet, Inc.	83	3,968
Belden Inc.	40	4,658
Bentley Systems, Incorporated - Class B	151	5,753
Bill Holdings, Inc. (a)	90	4,904
Blackbaud, Inc. (a)	37	2,349
Ciena Corporation (a)	143	33,347
Cirrus Logic, Inc. (a)	52	6,116
Cognex Corporation	169	6,089
Coherent Corp. (a)	158	29,223
CommVault Systems, Inc. (a)	44	5,526
Crane Nxt, Co.	50	2,346
DocuSign, Inc. (a)	203	13,883
Dolby Laboratories, Inc. - Class A	61	3,943
Dropbox, Inc. - Class A (a)	176	4,892
Dynatrace, Inc. (a)	304	13,170
Entegris, Inc.	153	12,863
Fabrinet (a)	36	16,490
Flex Ltd. (a)	374	22,592
Guidewire Software, Inc. (a)	86	17,239
IPG Photonics Corporation (a)	25	1,788
Kyndryl Holdings, Inc. (a)	229	6,095
Lattice Semiconductor Corporation (a)	138	10,154
Littelfuse, Inc.	25	6,327
Lumentum Holdings Inc. (a)	72	26,409
MACOM Technology Solutions Holdings, Inc. (a)	65	11,096
Manhattan Associates, Inc. (a)	61	10,542
MKS Inc.	68	10,862
Novanta Inc. (a)	36	4,306
Nutanix, Inc. - Class A (a)	272	14,062
Okta, Inc. - Class A (a)	170	14,714
Onto Innovation Inc. (a)	49	7,809
Pegasystems Inc.	92	5,522
Pure Storage, Inc. - Class A (a)	315	21,088
Qualys, Inc. (a)	36	4,779
Rambus Inc. (a)	108	9,966
Silicon Laboratories Inc. (a)	33	4,332
Synaptics Incorporated (a)	40	2,935
TD SYNNEX Corporation	77	11,521
Twilio Inc. - Class A (a)	153	21,788
Uipath, Inc. - Class A (a)	417	6,827
Universal Display Corporation	44	5,193
Vontier Corporation	146	5,445
		453,916
Consumer Discretionary 11.4%
Abercrombie & Fitch Co. - Class A (a)	48	5,979
Aramark	265	9,751
Autoliv, Inc.	71	8,394
AutoNation, Inc. (a)	28	5,692
Bath & Body Works, Inc.	208	4,178
BorgWarner Inc.	215	9,677
Boyd Gaming Corporation	58	4,945
Brunswick Corporation	65	4,804
Burlington Stores, Inc. (a)	63	18,168
Capri Holdings Limited (a)	121	2,952
CAVA Group, Inc. (a)	101	5,954
Chewy, Inc. - Class A (a)	226	7,474
Choice Hotels International, Inc. (b)	21	1,963
Churchill Downs Incorporated	66	7,543
Columbia Sportswear Company	25	1,379
Crocs, Inc. (a)	52	4,475
Dick's Sporting Goods, Inc.	67	13,211
Duolingo, Inc. - Class A (a)	40	7,072
Five Below, Inc. (a)	55	10,448
Floor & Decor Holdings, Inc. - Class A (a)	109	6,630
GameStop Corp. - Class A (a) (b)	416	8,362
Gap, Inc., The	228	5,840
Gentex Corporation	223	5,197
Graham Holdings Co., Ltd. - Class B	3	3,817
Grand Canyon Education, Inc. (a)	28	4,698
H & R Block, Inc.	127	5,550
Harley-Davidson, Inc.	117	2,405
Hilton Grand Vacations Inc. (a)	60	2,703
Hyatt Hotels Corporation - Class A	42	6,758
KB Home	66	3,715
Lear Corporation	52	6,010
Lithia Motors, Inc. - Class A	24	8,125
Macy's, Inc.	271	5,969
Mattel, Inc. (a)	314	6,221
Murphy USA Inc.	17	6,937
Ollie's Bargain Outlet Holdings, Inc. (a)	62	6,814
Penske Automotive Group, Inc.	19	2,946
Planet Fitness, Inc. - Class A (a)	84	9,095
Polaris Inc.	54	3,390
PVH Corp.	49	3,263
RH (a)	16	2,821
Service Corporation International	142	11,075
Somnigroup International Inc.	212	18,927
Taylor Morrison Home II Corporation - Class A (a)	98	5,777
Texas Roadhouse, Inc. - Class A	67	11,071
The Goodyear Tire & Rubber Company (a)	291	2,547
Thor Industries, Inc.	53	5,420
Toll Brothers, Inc.	97	13,172
TopBuild Corp. (a)	28	11,758
Travel + Leisure Co.	65	4,586
V.F. Corporation	334	6,036
Vail Resorts, Inc. (b)	36	4,822
Valvoline, Inc. (a)	127	3,703
Visteon Corporation	28	2,645
Whirlpool Corporation (b)	56	4,030
Wingstop Inc.	28	6,732
Wyndham Hotels & Resorts, Inc.	76	5,732
YETI Holdings, Inc. (a)	78	3,447
		372,805
Health Care 8.8%
Avantor, Inc. (a)	693	7,944
BioMarin Pharmaceutical Inc. (a)	195	11,571
Bio-Rad Laboratories, Inc. - Class A (a)	18	5,531
Bruker Corporation	111	5,241
Chemed Corporation	14	6,112
Cytokinetics, Incorporated (a)	121	7,706
Dentsply Sirona Inc.	202	2,313
Doximity, Inc. - Class A (a)	139	6,164
Elanco Animal Health Incorporated (a) (b)	501	11,346
Encompass Health Corporation	102	10,789
Ensign Group, Inc., The	58	10,118
Envista Holdings Corporation (a)	164	3,569
Exelixis, Inc. (a)	271	11,874
Globus Medical, Inc. - Class A (a)	113	9,824
Haemonetics Corporation (a)	47	3,768
Halozyme Therapeutics, Inc. (a)	119	8,034
HealthEquity, Inc. (a)	87	8,009
Hims & Hers Health, Inc. - Class A (a) (b)	210	6,808
Illumina, Inc. (a)	154	20,243
Jazz Pharmaceuticals Public Limited Company (a)	61	10,374
Lantheus Holdings, Inc. (a)	67	4,452
LivaNova PLC (a)	56	3,448
Masimo Corporation (a)	46	5,986
Medpace Holdings, Inc. (a)	23	12,642
Neurocrine Biosciences, Inc. (a)	101	14,319
Option Care Health, Inc. (a)	160	5,104
Penumbra, Inc. (a)	40	12,290

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Repligen Corporation (a)	53	8,748
Roivant Sciences Ltd. (a)	442	9,596
Sotera Health LLC (a)	210	3,710
Tenet Healthcare Corporation (a)	89	17,652
United Therapeutics Corporation (a)	44	21,199
		286,484
Real Estate 6.3%
Agree Realty Corporation	115	8,311
American Homes 4 Rent - Class A	329	10,545
Brixmor Property Group Inc.	309	8,090
COPT Defense Properties (b)	116	3,219
Cousins Properties Incorporated	169	4,353
Cubesmart, L.P.	231	8,324
EastGroup Properties, Inc.	54	9,620
EPR Properties	77	3,817
Equity Lifestyle Properties, Inc.	195	11,834
First Industrial Realty Trust, Inc.	133	7,592
Gaming and Leisure Properties, Inc.	286	12,761
Healthcare Realty Trust Incorporated - Class A	355	6,016
Independence Realty Trust, Inc.	241	4,207
Jones Lang LaSalle Incorporated (a)	48	16,040
Kilroy Realty Corporation (b)	110	4,098
Kite Realty Naperville, LLC	218	5,216
Lamar Advertising Company - Class A	87	11,061
National Storage Affiliates Trust	72	2,022
NNN REIT, Inc.	192	7,592
Omega Healthcare Investors, Inc.	299	13,270
Park Hotels & Resorts Inc. (b)	199	2,085
PotlatchDeltic Corporation	71	2,827
Rayonier Inc.	152	3,291
Rexford Industrial Realty, Inc.	234	9,075
Sabra Health Care REIT, Inc.	252	4,766
STAG Industrial, Inc.	187	6,880
Vornado Realty Trust	163	5,414
W.P. Carey Inc.	221	14,239
		206,565
Materials 5.4%
Alcoa Corporation	262	13,913
AptarGroup, Inc.	66	8,071
Ashland Inc.	45	2,654
Avient Corporation	91	2,850
Axalta Coating Systems Ltd. (a)	215	6,935
Cabot Corporation	55	3,621
Cleveland-Cliffs Inc. (a)	572	7,593
Commercial Metals Company	112	7,734
Crown Holdings, Inc.	115	11,857
Eagle Materials Inc.	32	6,676
Graphic Packaging Holding Company	299	4,502
Greif, Inc. - Class A	26	1,785
Hecla Mining Company	675	12,959
KRC Materials, Inc. (a)	57	4,002
Louisiana-Pacific Corporation (W VA)	64	5,201
MP Materials Corp. - Class A (a) (b)	136	6,871
NewMarket Corporation	8	5,414
Olin Corporation	115	2,386
Reliance, Inc.	53	15,218
Royal Gold, Inc.	82	18,185
RPM International Inc.	129	13,444
Scotts Miracle-Gro Company, The	45	2,610
Silgan Holdings Inc.	88	3,545
Sonoco Products Company	99	4,331
Westlake Corporation	34	2,536
		174,893
Consumer Staples 4.3%
Albertsons Companies, Inc. - Class A	400	6,865
Bellring Intermediate Holdings, Inc. (a)	129	3,443
BJ's Wholesale Club Holdings, Inc. (a)	133	11,976
Boston Beer Company, Inc., The - Class A (a)	8	1,545
Casey's General Stores, Inc.	38	20,773
Celsius Holdings, Inc. (a)	160	7,340
Coca-Cola Consolidated, Inc.	57	8,765
Coty Inc. - Class A (a)	386	1,189
Darling Ingredients Inc. (a)	161	5,798
e.l.f. Beauty, Inc. (a)	61	4,640
Flowers Foods, Inc.	210	2,285
Ingredion Incorporated	64	7,031
Maplebear Inc. (a)	185	8,311
Performance Food Group Company (a)	158	14,226
Pilgrim's Pride Corporation	42	1,640
Post Holdings, Inc. (a)	48	4,755
Sprouts Farmers Market, Inc. (a)	99	7,874
The Marzetti Company	20	3,316
US Foods Holding Corp. (a)	225	16,957
		138,729
Energy 3.9%
Antero Midstream Corporation	337	5,992
Antero Resources Corporation (a)	298	10,256
Chord Energy Corporation	57	5,254
Civitas Resources, Inc.	77	2,094
CNX Resources Corporation (a)	136	5,008
DT Midstream, Inc.	103	12,313
HF Sinclair Corporation	158	7,292
Matador Resources Company	117	4,970
Murphy Oil Corporation	137	4,282
NOV Inc.	369	5,768
Ovintiv Canada ULC	255	9,999
PBF Energy Inc. - Class A	83	2,262
Permian Resources Corporation - Class A	700	9,824
Range Resources Corporation	239	8,431
TechnipFMC PLC	409	18,225
Valaris Limited (a)	64	3,250
Viper Energy, Inc. - Class A	171	6,606
Weatherford International Public Limited Company	73	5,682
		127,508
Utilities 3.3%
Black Hills Corporation	76	5,279
Essential Utilities, Inc.	286	10,959
IDACORP, Inc.	54	6,862
National Fuel Gas Company	91	7,259
New Jersey Resources Corporation	101	4,656
NorthWestern Corporation	63	4,037
OGE Energy Corp.	204	8,700
One Gas, Inc.	61	4,722
Ormat Technologies, Inc.	61	6,770
Portland General Electric Company	114	5,448
Southwest Gas Holdings, Inc.	64	5,159
Spire Inc.	60	4,976
Talen Energy Corporation (a)	46	17,315
TXNM Energy, Inc.	99	5,822
UGI Corporation	215	8,060
		106,024
Communication Services 2.0%
EchoStar Corporation - Class A (a) (b)	136	14,778
Frontier Communications Parent, Inc. (a)	252	9,598
Nexstar Media Group, Inc. - Class A	29	5,888
Pinterest, Inc. - Class A (a)	601	15,550
The New York Times Company - Class A	162	11,274
Warner Music Group Corp. - Class A	148	4,538
ZoomInfo Technologies Inc. - Class A (a)	277	2,815
		64,441
Total Common Stocks (cost $2,766,872)		3,232,471
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	17,785	17,785
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	14,309	14,309
Total Short Term Investments (cost $32,094)		32,094
Total Investments 100.3% (cost $2,798,966)		3,264,565
Other Derivative Instruments (0.0)%		(241)
Other Assets and Liabilities, Net (0.3)%		(10,169)
Total Net Assets 100.0%		3,254,155

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	45,303	386,891	414,409	993	—	—	17,785	0.6
JNL Government Money Market Fund, 3.74% - Class SL	12,083	306,209	303,983	308	—	—	14,309	0.4
	57,386	693,100	718,392	1,301	—	—	32,094	1.0

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	64	March 2026	21,587	(241)	(306)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,232,471	—	—	3,232,471
Short Term Investments	32,094	—	—	32,094
	3,264,565	—	—	3,264,565
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(306)	—	—	(306)
	(306)	—	—	(306)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.2%
Financials 18.4%
Adamas Trust, Inc.	135	984
Ameris Bancorp	102	7,571
Amerisafe, Inc.	30	1,164
Apollo Commercial Real Estate Finance, Inc.	203	1,963
Arbor Realty Trust, Inc. (a)	309	2,398
ARMOUR Residential REIT, Inc. (a)	178	3,150
Artisan Partners Asset Management Inc. - Class A	111	4,541
Assured Guaranty Ltd.	68	6,138
Atlantic Union Bank	226	7,964
Axos Financial, Inc. (b)	90	7,756
Banc of California, Inc.	210	4,060
BancFirst Corporation	33	3,508
Bancorp, Inc., The (b)	70	4,729
Bank of Hawaii Corporation	63	4,321
BankUnited, Inc.	120	5,340
Banner Corporation	54	3,398
Beacon Financial Corporation	134	3,523
BGC Group, Inc. - Class A	573	5,117
Blackstone Mortgage Trust, Inc. - Class A	251	4,810
Bread Financial Payments, Inc.	73	5,391
Brightsphere Investment Group Inc.	41	1,928
Capitol Federal Financial	193	1,317
Cathay General Bancorp	109	5,251
Central Pacific Financial Corp.	43	1,346
City Holding Company	23	2,730
Cohen & Steers, Inc.	44	2,733
Community Financial System, Inc. (a)	84	4,824
Customers Bancorp, Inc. (b)	51	3,705
CVB Financial Corp.	203	3,775
Dime Community Bancshares, Inc.	65	1,943
Donnelley Financial Solutions, Inc. (b)	42	1,976
Eagle Bancorp, Inc.	44	945
Ellington Financial Inc.	171	2,324
Employers Holdings, Inc.	36	1,548
Enact Holdings, Inc.	46	1,810
Encore Capital Group, Inc. (b)	36	1,933
Enova International, Inc. (b)	40	6,218
EVERTEC, Inc.	102	2,981
EZCORP, Inc. - Class A (b)	91	1,774
FB Financial Corporation	64	3,592
First Bancorp	65	3,309
First Bancorp	250	5,187
First Commonwealth Financial Corporation	165	2,784
First Financial Bancorp.	157	3,932
First Hawaiian, Inc.	196	4,951
First Interstate BancSystem, Inc. - Class A	143	4,939
Franklin BSP Realty Trust, Inc.	129	1,293
Fulton Financial Corporation	288	5,562
Genworth Financial, Inc. - Class A (b)	637	5,751
Goosehead Insurance, Inc. - Class A	40	2,926
HA Sustainable Infrastructure Capital, Inc. (a)	201	6,320
Hanmi Financial Corporation	48	1,297
HCI Group, Inc.	17	3,273
Heritage Financial Corporation	54	1,287
Hilltop Holdings Inc.	68	2,324
Hope Bancorp, Inc.	200	2,188
Horace Mann Educators Corporation	65	3,016
Independent Bank Corp.	79	5,747
Jackson Financial Inc. - Class A (c)	108	11,489
KKR Real Estate Finance Trust Inc.	85	697
Lakeland Financial Corporation	40	2,274
Lincoln National Corporation	268	11,929
MarketAxess Holdings Inc.	59	10,673
Mercury General Corporation	42	3,987
Moelis & Company - Class A	118	8,096
National Bank Holdings Corporation - Class A	60	2,299
Navient Corporation	103	1,342
NBT Bancorp Inc.	82	3,417
NCR Atleos Corporation (b)	117	4,459
NMI Holdings, Inc. - Class A (b)	123	5,000
Northwest Bancshares, Inc.	229	2,750
OFG Bancorp	70	2,888
Palomar Holdings, Inc. (b)	42	5,695
Park National Corporation	23	3,453
Pathward Financial, Inc.	36	2,587
Payoneer Global Inc. (b)	462	2,594
PennyMac Mortgage Investment Trust (a)	139	1,739
Piper Sandler Companies	26	8,947
PJT Partners Inc. - Class A	38	6,412
PRA Group, Inc. (b)	61	1,081
Preferred Bank	18	1,721
ProAssurance Corporation (b)	82	1,990
PROG Holdings, Inc.	62	1,836
Provident Financial Services, Inc.	206	4,071
Radian Group Inc.	214	7,714
Redwood Trust, Inc.	200	1,107
Renasant Corporation	151	5,331
S & T Bancorp, Inc.	61	2,387
Safety Insurance Group, Inc.	24	1,857
Seacoast Banking Corporation of Florida	154	4,854
ServisFirst Bancshares, Inc.	80	5,750
Sezzle Inc. (a) (b)	27	1,735
Simmons First National Corporation - Class A	229	4,308
SiriusPoint Ltd. (b)	166	3,638
Southside Bancshares, Inc.	45	1,357
Stellar Bancorp, Inc.	73	2,252
StepStone Group Inc. - Class A	115	7,404
Stewart Information Services Corporation	44	3,122
StoneX Group Inc. (b)	73	6,979
The Western Union Company (a)	507	4,719
Tompkins Financial Corporation	20	1,475
Triumph Financial, Inc. (b)	36	2,269
Trupanion, Inc. (a) (b)	53	1,974
Trustco Bank Corp N Y	29	1,206
Trustmark Corporation	96	3,733
Two Harbors Investment Corp. (a)	167	1,757
United Community Banks, Inc.	194	6,047
United Fire Group, Inc.	35	1,269
Victory Capital Holdings, Inc. - Class A	77	4,835
Virtu Financial, Inc. - Class A	128	4,257
Virtus Investment Partners, Inc.	10	1,656
WAFD, Inc.	125	4,012
Walker & Dunlop, Inc.	55	3,289
Westamerica Bancorporation	40	1,902
WisdomTree, Inc. (a)	183	2,234
World Acceptance Corporation (b)	5	644
WSFS Financial Corporation	87	4,817
		433,881
Industrials 16.9%
AAR Corp. (b)	62	5,153
ABM Industries Incorporated	98	4,131
Air Lease Corporation - Class A	167	10,704
Alamo Group Inc.	17	2,837
Albany International Corp. - Class A	46	2,321
Allegiant Travel Company (b)	22	1,841
Amentum Holdings, Inc. (b)	242	7,026
American Woodmark Corporation (b)	23	1,253
Apogee Enterprises, Inc.	34	1,253
Arcbest Corporation	36	2,677
Arcosa, Inc.	78	8,259
Armstrong World Industries, Inc.	68	13,071
Astec Industries, Inc.	37	1,588
AZZ Inc.	48	5,096
Boise Cascade Company	59	4,348
Brady Corporation - Class A	69	5,444
Casella Waste Systems, Inc. - Class A (b)	99	9,692
CoreCivic, Inc. (b)	167	3,187
CSG Systems International, Inc.	43	3,322
CSW Industrials, Inc.	27	7,811
Deluxe Corporation	71	1,578
DNOW Inc. (b)	296	3,923
DXP Enterprises, Inc. (b)	20	2,174
Elance, Inc. (b)	208	4,130
Enerpac Tool Group Corp. - Class A	84	3,231
Enpro Inc.	34	7,197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Enviri Corporation (b)	127	2,282
ESCO Technologies Inc.	41	7,988
Everus Construction Group, Inc. (b)	81	6,897
Federal Signal Corporation	96	10,473
Forward Air Corporation (a) (b)	35	869
Franklin Electric Co., Inc.	61	5,783
Gates Industrial Corporation PLC (b)	411	8,832
GEO Group, Inc., The (b)	217	3,503
Gibraltar Industries, Inc. (b)	47	2,344
Granite Construction Incorporated	69	7,995
Greenbrier Companies, Inc., The	50	2,318
Griffon Corporation	62	4,581
Hayward Holdings, Inc. (b)	316	4,878
Healthcare Services Group, Inc. (b)	112	2,148
Heartland Express, Inc.	70	634
Hertz Global Holdings, Inc. (a) (b)	200	1,027
Hillenbrand, Inc.	112	3,554
HNI Corporation	109	4,603
Hub Group, Inc. - Class A	96	4,104
Insperity, Inc.	57	2,212
Insteel Industries, Inc.	31	988
Interface, Inc. - Class A	93	2,584
JBT Marel Corporation	83	12,435
JetBlue Airways Corporation (a) (b)	460	2,092
Kadant Inc.	19	5,346
Kennametal Inc.	122	3,460
Korn Ferry	83	5,505
Lindsay Corporation	17	2,025
Liquidity Services, Inc. (b)	38	1,164
ManpowerGroup Inc.	74	2,211
Marten Transport, Ltd.	92	1,047
Masterbrand, Inc. (a) (b)	203	2,246
Matson Intermodal - Paragon, Inc.	50	6,144
Mercury Systems, Inc. (b)	84	6,138
Millerknoll, Inc.	108	1,969
MOOG Inc. - Class A	45	10,985
Mueller Water Products, Inc. - Class A	249	5,936
MYR Group Inc. (b)	25	5,402
National Presto Industries, Inc.	9	917
Openlane, Inc. (b)	169	5,037
Pitney Bowes Inc.	236	2,496
Powell Industries, Inc. (a)	15	4,776
Primoris Services Corporation	86	10,627
Proto Labs, Inc. (b)	38	1,899
Quanex Building Products Corporation	74	1,131
Resideo Technologies, Inc. (b)	219	7,676
Robert Half Inc.	159	4,326
Rush Enterprises, Inc. - Class A	97	5,217
RXO Inc. (b)	260	3,290
Schneider National, Inc. - Class B	79	2,087
SkyWest, Inc. (b)	63	6,353
Standex International Corporation	19	4,168
Sun Country Airlines Holdings, Inc. (b)	84	1,212
Sunrun Inc. (b)	368	6,772
Tennant Company	29	2,121
Titan International, Inc. (b)	78	610
Trinity Industries, Inc.	126	3,336
Unifirst Corporation	23	4,481
Verra Mobility Corporation - Class A (b)	254	5,695
Vicor Corporation (b)	36	3,971
Werner Enterprises, Inc.	96	2,869
Willscot Holdings Corporation - Class A	287	5,395
Worthington Industries, Inc.	49	2,531
Zurn Elkay Water Solutions Corporation	237	11,024
		397,966
Information Technology 13.9%
A10 Networks, Inc.	112	1,976
ACI Worldwide, Inc. (b)	163	7,809
ACM Research, Inc. - Class A (b)	83	3,288
Adeia Inc.	174	3,004
Advanced Energy Industries, Inc.	60	12,590
Agilysys, Inc. (b)	40	4,745
Alarm.Com Holdings, Inc. (b)	79	4,010
Alpha and Omega Semiconductor Limited (b)	39	772
Arlo Technologies, Inc. (b)	168	2,346
Axcelis Technologies, Inc. (b)	49	3,957
Badger Meter, Inc.	47	8,139
Benchmark Electronics, Inc.	56	2,399
Blackline, Inc. (b)	80	4,406
Box, Inc. - Class A (b)	231	6,912
Calix, Inc. (b)	95	5,046
Cleanspark Inc. (a) (b)	448	4,536
Clear Secure, Inc. - Class A	141	4,960
Cohu, Inc. (b)	75	1,746
Corsair Gaming, Inc. (b)	77	457
CTS Corporation	46	1,970
Digi International Inc. (b)	60	2,582
DigitalOcean Holdings, Inc. (b)	109	5,247
Diodes Incorporated (b)	74	3,635
DXC Technology Company (a) (b)	278	4,068
Enphase Energy, Inc. (a) (b)	209	6,685
ePlus Inc.	42	3,663
Extreme Networks, Inc. (b)	212	3,532
Formfactor, Inc. (b)	123	6,863
Grid Dynamics Holdings, Inc. - Class A (b)	107	969
Harmonic, Inc. (b)	180	1,784
Ichor Holdings, Ltd. (b)	56	1,028
Impinj, Inc. (b)	43	7,436
Insight Enterprises, Inc. (b)	49	4,025
InterDigital, Inc.	41	13,003
Itron, Inc. (b)	73	6,775
Knowles Corporation (b)	136	2,914
Kulicke and Soffa Industries, Inc.	83	3,778
LiveRamp Holdings, Inc. (b)	102	2,981
Mara Holdings, Inc. (a) (b)	603	5,416
MaxLinear, Inc. (b)	132	2,293
Mirion Technologies (US), Inc. - Class A (b)	395	9,256
N-Able, Inc. (b)	120	900
NCR Voyix Corporation (a) (b)	222	2,266
NetScout Systems, Inc. (b)	108	2,926
OSI Systems, Inc. (b)	25	6,492
PC Connection, Inc.	18	1,039
PDF Solutions, Inc. (b)	51	1,446
Penguin Solutions, Inc. (a) (b)	76	1,495
Photronics, Inc. (b)	94	3,011
Plexus Corp. (b)	43	6,261
Power Integrations, Inc.	88	3,136
Progress Software Corporation (b)	67	2,899
Q2 Holdings, Inc. (b)	100	7,194
Qorvo, Inc. (b)	134	11,332
Ralliant Corporation	179	9,095
Rogers Corporation (b)	26	2,407
Sanmina Corporation (b)	87	12,988
ScanSource, Inc. (b)	32	1,254
Semtech Corporation (b)	138	10,195
Sitime Corporation (b)	35	12,320
SolarEdge Technologies Ltd. (a) (b)	94	2,710
Sprinklr, Inc. - Class A (b)	192	1,494
SPS Commerce, Inc. (b)	60	5,310
Teradata Corporation (b)	149	4,524
TTM Technologies, Inc. (b)	164	11,314
Ultra Clean Holdings, Inc. (b)	73	1,846
Veeco Instruments Inc. (a) (b)	94	2,693
ViaSat, Inc. (b)	214	7,388
Viavi Solutions Inc. (b)	356	6,345
Vishay Intertechnology, Inc.	197	2,859
		328,140
Consumer Discretionary 13.3%
Academy Sports & Outdoors, Inc.	105	5,267
Acushnet Holdings Corp.	44	3,495
Adient Public Limited Company (b)	126	2,421
Adtalem Global Education Inc. (b)	57	5,924
Advance Auto Parts, Inc.	95	3,747
American Axle & Manufacturing Holdings, Inc. (a) (b)	187	1,201
American Eagle Outfitters, Inc.	249	6,553
Asbury Automotive Group, Inc. (b)	31	7,209
BJ's Restaurants, Inc. (b)	34	1,328
Bloomin' Brands, Inc.	123	759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Boot Barn Holdings, Inc. (b)	49	8,569
Brinker International, Inc. (b)	71	10,120
Caesars Entertainment, Inc. (b)	326	7,614
CarMax, Inc. (b)	234	9,049
Carter's, Inc.	59	1,898
Cavco Industries, Inc. (b)	12	7,353
Century Communities, Inc.	41	2,417
Cheesecake Factory Incorporated, The (a)	73	3,668
Cracker Barrel Old Country Store, Inc. (a)	35	895
Dana Incorporated	186	4,427
Dave & Buster's Entertainment, Inc. (a) (b)	43	702
Dorman Products, Inc. (b)	44	5,453
Dream Finders Homes, Inc. - Class A (b)	45	768
Ethan Allen Interiors Inc.	36	831
ETSY, Inc. (b)	156	8,654
Fox Factory Holding Corp. (b)	67	1,150
Frontdoor, Inc. (b)	115	6,635
Gentherm Incorporated (b)	49	1,784
G-III Apparel Group, Ltd.	59	1,716
Golden Entertainment, Inc.	31	833
Green Brick Partners, Inc. (b)	49	3,042
Group 1 Automotive, Inc.	20	7,759
Guess?, Inc.	49	826
Installed Building Products, Inc. (a)	36	9,299
Kohl's Corporation	178	3,632
Kontoor Brands, Inc.	81	4,949
La-Z-Boy Incorporated	64	2,395
LCI Industries	39	4,681
Leggett & Platt, Incorporated (a)	215	2,362
LGI Homes, Inc. (b)	32	1,380
LKQ Corporation	406	12,256
M/I Homes, Inc. (b)	42	5,334
MarineMax, Inc. (b)	30	727
Marriott Vacations Worldwide Corporation	44	2,548
Matthews International Corporation - Class A	49	1,289
Meritage Homes Corporation	112	7,388
Mister Car Wash, Inc. (b)	155	864
Mohawk Industries, Inc. (b)	83	9,052
Monarch Casino & Resort, Inc.	20	1,885
Monro, Inc.	47	947
National Vision Holdings, Inc. (b)	125	3,219
Newell Brands Inc.	654	2,434
Oxford Industries, Inc.	22	747
Papa John's International, Inc.	53	2,026
Patrick Industries, Inc.	53	5,753
PENN Entertainment, Inc. (b)	204	3,005
Perdoceo Education Corporation	96	2,828
Phinia Inc.	61	3,837
Pursuit Attractions And Hospitality, Inc. (b)	35	1,172
Red Rock Resorts, Inc. - Class A	77	4,786
Sabre Corporation (b)	637	866
Sally Beauty Holdings, Inc. (b)	156	2,223
Shake Shack, Inc. - Class A (b)	64	5,202
Signet Jewelers Limited	65	5,376
Six Flags Entertainment Corporation (a) (b)	163	2,496
Skyline Champion Corporation (b)	89	7,527
Sonic Automotive, Inc. - Class A (a)	24	1,478
Sonos, Inc. (b)	190	3,341
Standard Motor Products, Inc.	34	1,242
Steven Madden, Ltd.	115	4,789
Strategic Education, Inc.	37	2,964
Stride, Inc. (b)	69	4,450
The Buckle, Inc.	48	2,562
The Wendy's Company (a)	245	2,045
Topgolf Callaway Brands Corp. (b)	219	2,554
TRI Pointe Homes Holdings, Inc. (b)	137	4,314
Under Armour, Inc. - Class A (a) (b)	301	1,497
Under Armour, Inc. - Class C (a) (b)	189	906
United Parks And Resorts Inc. (a) (b)	42	1,529
Upbound Group, Inc.	84	1,468
Urban Outfitters, Inc. (b)	85	6,392
Victoria's Secret & Co. (b)	127	6,901
Winnebago Industries, Inc.	45	1,824
Wolverine World Wide, Inc.	131	2,370
XPEL, Inc. (b)	40	2,017
		313,195
Health Care 12.1%
Acadia Healthcare Company, Inc. (b)	148	2,102
Acadia Pharmaceuticals Inc. (b)	199	5,311
AdaptHealth LLC - Class A (b)	168	1,676
Addus HomeCare Corporation (b)	29	3,089
ADMA Biologics, Inc. (b)	377	6,883
Alkermes Public Limited Company (b)	261	7,304
AMN Healthcare Services, Inc. (b)	60	948
Amphastar Pharmaceuticals, Inc. (b)	56	1,495
ANI Pharmaceuticals, Inc. (b)	29	2,263
Arcus Biosciences, Inc. (b)	133	3,174
Arrowhead Pharmaceuticals Inc (b)	220	14,585
Artivion, Inc. (b)	66	3,003
Astrana Health, Inc. (b)	69	1,713
Avanos Medical, Inc. (b)	72	813
Azenta, Inc. (b)	65	2,173
BioLife Solutions, Inc. (b)	60	1,454
Brightspring Health Services, Inc. (b)	181	6,786
Catalyst Pharmaceuticals, Inc. (b)	185	4,309
Certara, Inc. (b)	186	1,636
Collegium Pharmaceutical, Inc. (b)	50	2,333
Concentra Group Holdings Parent, Inc.	189	3,727
CONMED Corporation	50	2,019
Corcept Therapeutics Incorporated (b)	148	5,162
CorVel Corporation (b)	49	3,328
Cytek Biosciences, Inc. (b)	177	896
Dynavax Technologies Corporation (b)	159	2,450
Embecta Corp.	94	1,116
Enovis Corporation (b)	89	2,376
Fortrea Holdings Inc. (b)	146	2,517
Glaukos Corporation (b)	91	10,272
Harmony Biosciences Holdings, Inc. (b)	64	2,388
Healthstream, Inc.	38	870
ICU Medical, Inc. (b)	39	5,613
Indivior PLC (b)	199	7,144
Innoviva, Inc. (b)	113	2,264
Inspire Medical Systems, Inc. (b)	42	3,889
Integer Holdings Corporation (b)	56	4,382
Integra LifeSciences Holdings Corporation (b)	106	1,316
Krystal Biotech, Inc. (b)	41	10,142
LeMaitre Vascular, Inc.	33	2,715
Ligand Pharmaceuticals Incorporated (b)	31	5,905
Merit Medical Systems, Inc. (b)	95	8,336
Myriad Genetics, Inc. (b)	150	920
National HealthCare Corporation	20	2,727
Neogen Corporation (b)	348	2,436
Neogenomics, Inc. (b)	208	2,441
OmniAb, Inc. (b) (d)	16	—
OmniAb, Inc. (b) (d)	16	—
Omnicell, Inc. (b)	72	3,242
Organon & Co.	408	2,922
Pacira Pharmaceuticals, Inc. (b)	69	1,776
Pediatrix Medical Group, Inc. (b)	132	2,831
Perrigo Company Public Limited Company	219	3,055
Phibro Animal Health Corporation - Class A	32	1,203
Prestige Consumer Healthcare Inc. (b)	77	4,731
Privia Health Group Inc. (b)	182	4,319
Progyny, Inc. (b)	128	3,294
Protagonist Therapeutics, Inc. (b)	93	8,157
PTC Therapeutics, Inc. (b)	128	9,726
QuidelOrtho Corporation (a) (b)	107	3,044
RadNet, Inc. (b)	111	7,888
Sarepta Therapeutics, Inc. (b)	167	3,596
Schrodinger, Inc. (b)	90	1,608
Select Medical Holdings Corporation	175	2,600
STAAR Surgical Company (b)	78	1,800
Supernus Pharmaceuticals, Inc. (b)	91	4,545
Tandem Diabetes Care, Inc. (b)	109	2,387
Teleflex Incorporated	70	8,542
TG Therapeutics, Inc. (b)	216	6,453
TransMedics Group, Inc. (a) (b)	54	6,617
U.S. Physical Therapy, Inc.	24	1,902

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
UFP Technologies, Inc. (b)	12	2,714
Veracyte, Inc. (b)	125	5,275
Vericel Corporation (b)	81	2,920
VIR Biotechnology, Inc. (b)	152	917
Waystar Holding Corp. (b)	181	5,932
Xencor, Inc. (b)	115	1,754
		286,151
Real Estate 7.2%
Acadia Realty Trust	207	4,251
Alexander & Baldwin, Inc.	115	2,365
American Assets Trust, Inc.	76	1,440
Apple Hospitality REIT, Inc.	348	4,120
Armada Hoffler Properties, Inc. (a)	129	853
Brandywine Realty Trust	272	794
Caretrust REIT, Inc.	356	12,877
Centerspace	27	1,793
Curbline Properties Corp.	153	3,561
Cushman & Wakefield Ltd. (b)	370	5,986
DiamondRock Alpharetta Tenant, LLC	324	2,904
Douglas Emmett, Inc.	266	2,924
Easterly Government Properties, Inc.	69	1,467
ELME Communities	141	2,458
Essential Properties Realty Trust, Inc.	314	9,314
eXp World Holdings, Inc. (a)	142	1,284
Four Corners Property Trust, Inc.	168	3,871
Getty Realty Corp.	83	2,269
Global Net Lease, Inc.	317	2,727
Highwoods Properties, Inc.	175	4,525
Innovative Industrial Properties, Inc.	44	2,097
JBG Smith Properties (a)	94	1,605
Kennedy-Wilson Holdings, Inc.	189	1,831
LTC Properties, Inc.	76	2,611
LXP Industrial Trust	94	4,638
Macerich Company, The	408	7,540
Marcus & Millichap Company	38	1,032
Medical Properties Trust, Inc. (a)	777	3,886
Millrose Properties, Inc. - Class A	246	7,355
NexPoint Residential Trust, Inc.	34	1,015
OUTFRONT Media Inc.	231	5,563
Pebblebrook Hotel Trust	181	2,051
Phillips Edison & Company, Inc.	200	7,098
Ryman Hospitality Properties, Inc.	101	9,520
Safehold Inc.	75	1,028
Saul Centers, Inc.	19	612
SL Green Realty Corp.	113	5,182
St. Joe Company, The	63	3,735
Summit Hotel Properties, Inc.	167	815
Sunstone Hotel Investors, Inc.	301	2,688
Tanger Inc.	184	6,126
Terreno Realty Corporation	165	9,685
Universal Health Realty Income Trust	20	802
Urban Edge Properties	198	3,799
Veris Residential, Inc.	130	1,933
Vestis Corporation	180	1,200
Whitestone REIT	70	973
Xenia Hotels & Resorts, Inc.	150	2,125
		170,328
Materials 5.3%
Alpha Metallurgical Resources, Inc. (a) (b)	17	3,443
Balchem Corporation	52	7,902
Celanese Corporation - Class A	173	7,321
Century Aluminum Company (b)	84	3,310
Chemours Company, The	240	2,834
Eastman Chemical Company	182	11,612
Element Solutions Inc.	363	9,064
FMC Corporation	197	2,736
H.B. Fuller Company	86	5,111
Hawkins, Inc.	33	4,717
Ingevity Corporation (b)	57	3,390
Innospec Inc.	40	3,038
Kaiser Aluminum Corporation	26	2,931
Koppers Holdings Inc.	32	858
Materion Corporation	33	4,111
Metallus Inc. (b)	58	994
Minerals Technologies Inc.	50	3,022
O-I Glass, Inc. (b)	245	3,623
Quaker Chemical Corporation	22	2,962
Sealed Air Corporation	233	9,660
Sensient Technologies Corporation	68	6,363
Solstice Advanced Materials US, Inc. (b)	252	12,228
Stepan Company	35	1,635
SunCoke Energy, Inc.	133	956
Sylvamo Corporation	53	2,544
Warrior Met Coal, Inc.	83	7,329
Worthington Steel, Inc.	50	1,745
		125,439
Energy 4.5%
Archrock, Inc.	278	7,230
Atlas Energy Solutions Inc. (a)	122	1,152
Bristow Holdings U.S. Inc. (b)	40	1,462
Cactus, Inc. - Class A	110	5,018
California Resources Corporation	124	5,524
Comstock Resources, Inc. (a) (b)	127	2,940
Core Laboratories LP	74	1,181
Core Natural Resources, Inc.	82	7,219
Crescent Energy Company - Class A	385	3,233
CVR Energy, Inc. (b)	49	1,240
Dorian LPG Ltd.	58	1,419
Helix Energy Solutions Group, Inc. (b)	219	1,373
Helmerich & Payne, Inc.	158	4,532
Innovex International, Inc. (b)	62	1,354
International Seaways, Inc.	64	3,124
Kinetik Holdings Inc. - Class A (a)	72	2,614
Kodiak Gas Services, LLC	133	4,957
Liberty Energy Inc. - Class A	256	4,729
Magnolia Oil & Gas Corporation - Class A	292	6,394
Noble Corporation 2022 Limited	200	5,648
Northern Oil and Gas Incorporated (a)	156	3,344
Oceaneering International, Inc. (b)	158	3,797
Par Pacific Holdings, Inc. (b)	80	2,818
Patterson-UTI Energy, Inc.	547	3,344
Peabody Energy Corporation	194	5,754
REX American Resources Corporation (b)	44	1,419
RPC, Inc.	133	724
SM Energy Company	183	3,422
Talos Energy Inc. (b)	201	2,210
Tidewater Inc. (b)	73	3,692
World Kinect Corporation	88	2,058
		104,925
Communication Services 2.9%
Angi Inc. - Class A (b)	53	691
Cable One, Inc.	8	849
CarGurus, Inc. - Class A (b)	130	4,968
Cars.com Inc. (b)	88	1,076
Cinemark Holdings, Inc.	163	3,778
Cogent Communications Holdings, Inc.	76	1,646
DoubleVerify Holdings, Inc. (b)	215	2,459
Gogo, Inc. (b)	120	558
IAC Inc. (b)	104	4,065
Iridium Communications Inc.	167	2,903
John Wiley & Sons, Inc. - Class A	66	2,020
Lumen Technologies, Inc. (b)	1,498	11,642
QuinStreet, Inc. (b)	87	1,256
Scholastic Corporation	36	1,075
Shenandoah Telecommunications Company	72	836
Shutterstock, Inc.	38	721
Sphere Entertainment Co. - Class A (b)	29	7,399
TEGNA Inc.	256	4,970
Telephone and Data Systems, Inc.	156	6,402
TripAdvisor, Inc. (b)	186	2,712
Uniti Group Inc. (a) (b)	281	1,973
Yelp Inc. (b)	93	2,831
Ziff Davis, Inc. (b)	63	2,215
		69,045
Consumer Staples 2.5%
Andersons, Inc., The	54	2,849
Cal-Maine Foods, Inc.	73	5,784
Central Garden & Pet Company (b)	13	404
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Central Garden & Pet Company - Class A (b)	82	2,386
Del Monte Fresh Produce Company	53	1,878
Edgewell Personal Care Colombia S A S	74	1,257
Energizer Holdings, Inc.	96	1,901
Freshpet, Inc. (b)	77	4,704
Grocery Outlet Holding Corp. (b)	158	1,592
Interparfums, Inc.	29	2,421
J&J Snack Foods Corp.	25	2,256
John B. Sanfilippo & Son, Inc.	14	1,019
National Beverage Corp. (b)	38	1,197
PriceSmart, Inc.	40	4,917
Reynolds Consumer Products Inc.	88	2,009
Simply Good Foods Company, The (b)	146	2,934
The Chefs' Warehouse, Inc. (b)	58	3,601
Tootsie Roll Industries, Inc. (a)	31	1,142
Treehouse Foods, Inc. (b)	72	1,691
United Natural Foods, Inc. (b)	97	3,275
Universal Corporation	39	2,079
Vital Farms, Inc. (b)	60	1,904
WD-40 Company	21	4,205
		57,405
Utilities 2.2%
American States Water Company	61	4,438
Avista Corporation	128	4,948
California Water Service Group	95	4,101
Chesapeake Utilities Corporation	38	4,679
Clearway Energy, Inc. - Class A	56	1,748
Clearway Energy, Inc. - Class C	134	4,451
H2O America	52	2,569
Hawaiian Electric Industries, Inc. (b)	275	3,386
MDU Resources Group, Inc.	326	6,361
MGE Energy, Inc.	58	4,557
Middlesex Water Company	29	1,447
Northwest Natural Holding Company	66	3,074
Otter Tail Corporation	67	5,395
Unitil Corporation	29	1,381
		52,535
Total Common Stocks (cost $2,219,691)		2,339,010
INVESTMENT COMPANIES 0.3%
iShares Core S&P Small Cap ETF (a)	69	8,252
Total Investment Companies (cost $8,402)		8,252
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 3.74% (c) (e)	25,870	25,870
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.64% (c) (e)	8,923	8,923
Total Short Term Investments (cost $34,793)		34,793
Total Investments 101.0% (cost $2,262,886)		2,382,055
Other Derivative Instruments (0.0)%		(95)
Other Assets and Liabilities, Net (1.0)%		(23,020)
Total Net Assets 100.0%		2,358,940

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	12,006	212	3,029	392	1,813	487	11,489	0.5
JNL Government Money Market Fund, 3.74% - Class SL	37,184	424,243	435,557	1,366	—	—	25,870	1.1
JNL Government Money Market Fund, 3.64% - Class I	9,925	171,649	172,651	327	—	—	8,923	0.4
	59,115	596,104	611,237	2,085	1,813	487	46,282	2.0

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	96	March 2026	12,353	(95)	(363)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,339,010	—	—	2,339,010
Investment Companies	8,252	—	—	8,252
Short Term Investments	34,793	—	—	34,793
	2,382,055	—	—	2,382,055
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(363)	—	—	(363)
	(363)	—	—	(363)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 46.5%
Communication Services 11.1%
Alphabet Inc. - Class A (a)	84	26,148
Alphabet Inc. - Class C (a)	22	6,985
Comcast Corporation - Class A (a)	61	1,819
EchoStar Corporation - Class A (b)	2	170
Electronic Arts Inc. (a) (c)	32	6,591
Endeavor Group Holdings, Inc. - Class A (d) (e)	288	7,932
Former Charter Communications Parent, Inc. - Class A (b)	2	365
Frontier Communications Parent, Inc. (b)	128	4,877
Liberty Broadband Corporation - Series A (b)	29	1,412
Liberty Broadband Corporation - Series C (b)	10	493
Meta Platforms, Inc. - Class A	42	27,748
Netflix, Inc. (a) (b)	147	13,797
Nintendo Co., Ltd.	4	288
Oi S.A. - Em Recuperacao Judicial - ADR (b) (f)	9	—
TEGNA Inc.	60	1,155
Trade Desk, Inc., The - Class A (b)	53	2,028
Warner Bros. Discovery, Inc. - Series A (b) (c)	192	5,528
		107,336
Financials 10.3%
1RT Acquisition Corp. (b)	1	8
A Paradise Acquisition Corp. (b)	5	47
A Paradise Acquisition Corp. - Class A (b)	52	520
AA Mission Acquisition Corp. - Class A (b)	23	249
AA Mission Acquisition Corp. II (b)	31	306
AA Mission Acquisition Corp. II - Class A (b)	26	258
Activate Energy Acquisition Corp. (b)	16	160
Adyen N.V. (b) (g)	4	6,880
Agriculture & Natural Solutions Acquisition Corp. - Class A (b)	87	974
AI Infrastructure Acquisition Corp. (b)	18	186
AI Infrastructure Acquisition Corp. - Class A (b)	12	120
Aldel Financial II Inc. - Class A (b)	59	621
American Drive Acquisition Co. (b)	7	73
Andretti Acquisition Corp. II - Class A (b)	51	541
AON Public Limited Company - Class A	4	1,529
Apex Treasury Corporation (b)	7	68
Apex Treasury Corporation - Class A (b)	23	225
Archimedes Tech Spac Partners II Co. (b)	43	450
Armada Acquisition Corp. II - Class A (b)	39	398
Artius II Acquisition Inc. - Class A (b)	52	535
Axiom Intelligence Acquisition Corp 1 - Class A (b)	31	311
Bain Capital GSS Investment Corp. (b)	11	117
Berto Acquisition Corp. (b)	20	201
BEST SPAC I Acquisition Corp. - Class A (b)	2	23
Bitcoin Infrastructure Acquisition Corp. Ltd (b)	10	100
Bleichroeder Acquisition Corp. I - Class A (b)	3	33
Block, Inc. - Class A (a) (b)	37	2,398
Blue Acquisition Corp (b)	6	59
Blue Acquisition Corp - Class A (b)	13	132
Blue Water Acquisition Corp. III (b)	18	193
Blue Water Acquisition Corp. III - Class A (b)	9	94
Bluerock Acquisition Corp. (b)	11	114
Brighthouse Financial, Inc. (b)	2	143
BTC Development Corp. (b)	2	23
Cadence Bank	15	659
Cal Redwood Acquisition Corp. (b)	7	69
Cal Redwood Acquisition Corp. - Class A (b)	30	302
Calisa Acquisition Corp (b)	1	8
Calisa Acquisition Corp (b)	69	681
Cantaloupe, Inc. (b)	79	840
Cantor Equity Partners I, Inc. - Class A (b)	6	61
Cantor Equity Partners III, Inc. - Class A (b)	2	23
Cantor Equity Partners IV Inc. - Class A (b)	9	94
Cantor Equity Partners V, Inc. - Class A (b)	20	210
Cartesian Growth Corp III - Class A (b)	19	197
Cayson Acquisition Corp. (b)	16	169
Centurion Acquisition Corp. - Class A (b)	17	178
ChampionsGate Acquisition Corp. (b)	3	28
Charlton Aria Acquisition Corp. - Class A (b)	10	108
Chenghe Acquisition III Co. (b)	13	126
Chenghe Acquisition III Co. - Class A (b)	—	1
Churchill Capital Corp IX (b)	4	38
Churchill Capital Corp. XI (b)	2	25
Citigroup Inc.	20	2,306
Cohen Circle Acquisition Corp. II (b)	10	100
Comerica Incorporated	24	2,060
Copley Acquisition Corp. (b)	43	442
Crane Harbor Acquisition Corp. - Class A (b)	7	76
Crane Harbor Acquisition Corp. II (b)	2	23
Crown Reserve Acquisition Corp. I (b)	11	115
Crown Reserve Acquisition Corp. I - Class A (b)	28	276
CSLM Digital Asset Acquisition Corp III Ltd. (b)	18	185
CSLM Digital Asset Acquisition Corp III Ltd. - Class A (b)	18	181
D. Boral Arc Acquisition I Corp. - Class A (b)	69	691
Daedalus Special Acquisition Corp. (b)	9	88
Drugs Made In America Acquisition Corp. (b)	25	260
Drugs Made In America Acquisition II Corp. (b)	23	230
Drugs Made In America Acquisition II Corp. (b)	23	226
Dune Acquisition Corp. II - Class A (b)	32	330
Dynamix Corp. III (b)	2	23
EGH Acquisition Corp. - Class A (b)	15	151
Emmis Acquisition Corp. - Class A (b)	8	79
EQV Ventures Acquisition Corp. (b)	23	226
Eureka Acquisition Corp - Class A (b)	2	25
FACT II Acquisition Corp. - Class A (b)	46	482
FG Merger II Corp. (b)	12	125
Fifth Era Acquisition Corp I - Class A (b)	4	40
FIGX Capital Acquisition Corp. (b)	4	40
FIGX Capital Acquisition Corp. - Class A (b)	6	58
Flagship Acquisition Corporation (b)	2	26
Future Vision II Acquisition Corp. (b)	18	187
FutureCrest Acquisition Corp. (b)	—	5
Galata Acquisition Corp. II (b)	8	80
Gesher Acquisition Corp. II - Class A (b)	11	112
GigCapital7 Corp. - Class A (b)	16	165
GigCapital8 Corp. - Class A (b)	49	488
Globa Terra Acquisition Corp - Class A (b)	62	630
Gores Holdings X, Inc. - Class A (b)	24	242
GP-Act III Acquisition Corp. - Class A (b)	22	233
Graf Global Corp. - Class A (b)	9	94
GSR IV Acquisition Corp. (b)	30	306
Harvard Ave Acquisition Corp. (b)	27	274
Harvard Ave Acquisition Corp. - Class A (b)	28	274
Haymaker Acquisition Corp. IV - Class A (b)	46	526
HCM III Acquisition Corp. (b)	1	12
Highview Merger Corp. - Class A (b)	8	78
Horizon Space Acquisition II Corp. (b)	21	221
Indigo Acquisition Corp. (b)	11	115
Inflection Point Acquisition Corp. V - Class A (b)	25	254
Integrated Wellness Acquisition Corp - Class A (b)	25	300
Iron Horse Acquisitions Corp. II (b)	7	73
ITHAX Acquisition Corp III (b)	11	113
Jack Henry & Associates, Inc. (a)	13	2,294
Jackson Acquisition Co II - Class A (b)	58	608
Jefferies Financial Group Inc.	20	1,264
Jena Acquisition Corp II - Class A (b)	42	424
K&F Growth Acquisition Corp. II - Class A (b)	63	655
Kochav Defense Acquisition Corp. - Class A (b)	66	665
LaFayette Acquisition Corp. (b)	9	92
Lake Superior Acquisition Corp. (b)	12	118
Lake Superior Acquisition Corp. - Class A (b)	9	90
Lakeshore Acquisition III Corp. (b)	32	322
Launch Two Acquisition Corp. - Class A (b)	47	496
Launchpad Cadenza Acquisition Corp. (b)	16	163
Leapfrog Acquisition Corp. (b)	6	57
Legato Merger Corp. (b)	26	281
LightWave Acquisition Corp. - Class A (b)	34	342
Lionheart Holdings - Class A (b)	18	196
Live Oak Acquisition Corp V - Class A (b)	25	254
LPL Financial Holdings Inc.	10	3,590
M3-Brigade Acquisition VI Corp. (b)	2	23
McKinley Acquisition Corporation (b)	5	46
McKinley Acquisition Corporation - Class A (b)	11	114
Melar Acquisition Corp. I - Class A (b)	22	233

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Meshflow Acquisition Corp (b)	16	160
Moody's Corporation	9	4,427
Mountain Lake Acquisition Corp. - Class A (b)	40	420
MSCI Inc. - Class A	4	2,528
NCR Atleos Corporation (b)	14	543
New Providence Acquisition Corp. III - Class A (b)	59	604
Newbury Street Acquisition Corporation - Class A (b)	41	429
NewHold Investment Corp. III - Class A (b)	22	232
NMP Acquisition Corp. - Class A (b)	23	230
Oak Woods Acquisition Corporation - Class A (b)	54	656
Origin Investment Corp I (b)	21	208
Otg Acquisition Corp. I (b)	6	58
Oxley Bridge Acquisition Ltd. (b)	9	93
Oxley Bridge Acquisition Ltd. - Class A (b)	39	390
Oyster Enterprises II Acquisition Corp - Class A (b)	62	626
Perimeter Acquisition Corp. I (b)	7	73
Pioneer Acquisition I Corp (b)	40	401
Pioneer Acquisition I Corp - Class A (b)	16	158
Plum Acquisition Corp. IV - Class A (b)	64	665
Primerica, Inc.	19	4,982
ProAssurance Corporation (b)	100	2,425
ProCap Acquisition Corp (b)	3	32
ProCap Acquisition Corp - Class A (b)	11	114
Pyrophyte Acquisition Corp. II - Class A (b)	11	115
Quantumsphere Acquisition Corporation (b)	5	47
Quantumsphere Acquisition Corporation (b)	11	114
Quartzsea Acquisition Corporation (b)	16	162
Real Asset Acquisition Corp. - Class A (b)	10	104
Republic Digital Acquisition Co. (b)	3	36
Ribbon Acquisition Corp. - Class A (b)	13	136
Roman DBDR Acquisition Corp. II (b)	8	84
Ryan Specialty Group Holdings, Inc. - Class A	49	2,527
SEI Investments Company (a)	26	2,145
Siddhi Acquisition Corp. - Class A (b)	64	654
Silicon Valley Acquisition Corp. (b)	8	81
Silver Pegasus Acquisition Corp. (b)	6	59
Silver Pegasus Acquisition Corp. - Class A (b)	16	161
SilverBox Corp IV - Class A (b)	15	157
SilverBox Corp V (b)	5	46
SIM Acquisition Corp. I - Class A (b)	77	814
Sizzle Acquisition Corp II - Class A (b)	76	774
Social Commerce Partners Corp. (b)	6	58
Solarius Capital Acquisition Corp. - Class A (b)	29	294
Soulpower Acquisition Corp - Class A (b)	63	641
Spring Valley Acquisition Corp. III (b)	9	94
Starry Sea Acquisition Corp. (b)	17	172
Stellar V Capital Corp. - Class A (b)	9	94
Stichting Administratiekantoor Unigel Creditors (b) (f)	1	—
Stichting Administratiekantoor Unigel Creditors (b) (f)	—	—
StoneBridge Acquisition II Corp. - Class A (b)	4	40
Tavia Acquisition Corp (b)	34	352
Texas Ventures Acquisition III Corp - Class A (b)	10	106
Thayer Ventures Acquisition Corporation II - Class A (b)	24	247
Titan Acquisition Corp - Class A (b)	68	692
Translational Development Acquisition Corp. (b)	9	95
Triumph Financial, Inc. (b)	69	4,341
UY Scuti Acquisition Corp. (b)	16	166
Vendome Acquisition Corp I - Class A (b)	24	238
Viking Acquisition Corp. I (b)	3	34
Vine Hill Capital Investment Corp. - Class A (b)	4	46
Visa Inc. - Class A (a)	36	12,934
Voyager Acquisition Corp. - Class A (b)	58	618
Wells Fargo & Company	6	581
Wen Acquisition Corp. (b)	18	180
Wen Acquisition Corp. - Class A (b)	2	24
Wintergreen Acquisition Corp. (b)	—	2
Wintergreen Acquisition Corp. (b)	11	116
		98,714
Industrials 5.4%
Air Lease Corporation - Class A	16	1,011
Azelis Group (h)	153	1,680
Boeing Company, The (a) (b)	56	12,172
Chart Industries, Inc. (b)	26	5,316
Dayforce, Inc. (b)	27	1,890
Expeditors International of Washington, Inc. - Class A (a)	6	920
Ferguson Enterprises Inc.	5	1,159
Fortune Brands Innovations, Inc.	20	997
IMCD N.V. (h)	6	527
Lennox International Inc.	5	2,618
LG Corp.	13	721
Norfolk Southern Corporation	20	5,672
Old Dominion Freight Line, Inc.	14	2,177
Safran	5	1,720
Samsung C&T Corporation	6	960
Swire Pacific Limited - Class A	18	148
Taskus, Inc. - Class A (b)	28	333
TransUnion	38	3,295
Uber Technologies, Inc. (b)	5	444
UL Solutions Inc. - Class A	30	2,370
Verisk Analytics, Inc. (a)	11	2,458
Watts Water Technologies, Inc. - Class A	12	3,217
Westinghouse Air Brake Technologies Corporation	3	536
		52,341
Health Care 5.3%
Avantor, Inc. (b)	23	258
Avidity Biosciences, Inc. (a) (b)	45	3,271
Becton, Dickinson and Company	11	2,070
Bio-Rad Laboratories, Inc. - Class A (b)	2	667
Cooper Companies, Inc., The (b)	25	2,079
Doximity, Inc. - Class A (a) (b)	77	3,399
Eurofins Scientific SE	14	1,055
Exact Sciences Corporation (b)	37	3,720
Hologic, Inc. (b)	19	1,431
Icon Public Limited Company (b)	5	956
MERCK Kommanditgesellschaft auf Aktien	4	601
Novartis AG - ADR (a)	51	7,085
Novo Nordisk A/S - ADR (a)	68	3,446
Regeneron Pharmaceuticals, Inc. (a)	9	6,590
Thermo Fisher Scientific Inc.	1	705
Vertex Pharmaceuticals Incorporated (a) (b)	22	9,821
West Pharmaceutical Services, Inc.	10	2,842
Zoetis Inc. - Class A	11	1,406
		51,402
Information Technology 5.1%
Analog Devices, Inc. (a)	11	3,068
Avaya Holdings Corp. (b)	4	62
Broadcom Inc.	1	184
CDW Corp. (a)	12	1,671
Confluent, Inc. - Class A (b)	50	1,510
CyberArk Software Ltd. (a) (b)	14	6,418
Fair Isaac Corporation (b)	1	2,073
Hirose Electric Co., Ltd.	5	498
Intuit Inc. (a)	4	2,544
nCino OpCo, Inc. (b)	144	3,692
NCR Voyix Corporation (b)	33	335
NXP Semiconductors N.V.	4	918
Oracle Corporation (a)	73	14,217
Salesforce, Inc. (a)	24	6,439
TE Connectivity Public Limited Company	10	2,370
Trimble Inc. (b)	34	2,636
		48,635
Consumer Discretionary 5.0%
Alibaba Group Holding Limited - ADR (a)	17	2,440
Amazon.com, Inc. (a) (b)	83	19,161
CarMax, Inc. (b)	17	642
Compagnie Financiere Richemont S.A.	4	874
Delivery Hero SE (b) (g)	5	125
Home Depot, Inc., The	7	2,375
Marriott International, Inc. - Class A	2	683
Pool Corporation	11	2,534
Prosus N.V. - Class N	25	1,534
Societe d'exploitation Hoteliere	5	261
Tesla, Inc. (a) (b)	34	15,261
Vail Resorts, Inc. (h)	6	810

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Vitamin Oldco Holdings, Inc. (b) (f)	3	—
Yum China Holdings, Inc.	28	1,352
		48,052
Consumer Staples 2.6%
American Beverage Co Ambev - ADR (a)	1,025	2,533
Celsius Holdings, Inc. (b)	67	3,070
Heineken Holding N.V.	28	2,045
Iron Horse Acquisitions Corp. (b) (f)	2	10
JDE Peet's N.V.	52	1,958
Kenvue Inc.	2	34
Magnum Ice Cream Company B.V., The (b)	10	151
Magnum Ice Cream Company B.V., The (b) (h)	3	52
Magnum Ice Cream Company B.V., The (b)	34	537
Meridan Management Ltd - GDR (b) (f) (g)	38	—
Monster Beverage 1990 Corporation (a) (b)	159	12,183
Orion Incorporation	6	432
Pernod Ricard	8	722
Rohto Pharmaceutical Co., Ltd.	9	153
Shiseido Company, Limited (h)	1	13
Treehouse Foods, Inc. (b)	28	668
		24,561
Materials 1.4%
Amrize AG (b)	22	1,187
Glencore PLC	244	1,335
Grupo Mexico, S.A.B. de C.V. - Class B	47	447
Holcim AG	7	727
Hoshizaki Corporation	8	272
International Flavors & Fragrances Inc.	29	1,926
New Gold Inc (b)	141	1,227
Nippon Paint Holdings Co., Ltd. (h)	116	774
Sealed Air Corporation	41	1,718
Teck Resources Limited - Class B (c)	75	3,607
		13,220
Energy 0.2%
Gulfport Energy Operating Corporation (b)	1	211
Kinder Morgan, Inc.	23	618
McDermott International, Ltd. (b)	30	629
McDermott International, Ltd. (b)	3	71
McDermott International, Ltd. (b)	—	9
NOV Inc.	46	713
		2,251
Real Estate 0.1%
Douglas Emmett, Inc.	46	511
Vornado Realty Trust	13	427
		938
Utilities 0.0%
PG&E Corporation	6	99
Total Common Stocks (cost $306,451)		447,549
CORPORATE BONDS AND NOTES 25.8%
Information Technology 11.9%
A10 Networks, Inc.
2.75%, 04/01/30 (a) (i) (j)	92	95
Adtran Holdings, Inc.
3.75%, 09/15/30 (a) (i) (j)	37	40
Akamai Technologies, Inc.
0.38%, 09/01/27 (a) (i)	236	236
1.13%, 02/15/29 (a) (i)	834	821
0.25%, 05/15/33 (a) (i) (j)	185	204
AMS-Osram AG
10.50%, 03/30/29, EUR (g)	210	257
Applied Digital Corporation
2.75%, 06/01/30 (a) (i)	1,194	3,176
Applied Optoelectronics, Inc.
2.75%, 01/15/30 (a) (i)	31	35
BigBear.ai Holdings, LLC
6.00%, 12/15/29 (a) (i) (j) (k)	212	352
Bill Holdings, Inc.
0.00%, 04/01/27 - 04/01/30 (a) (i) (l)	2,311	2,138
Bitdeer Technologies Group
4.00%, 11/15/31 (a) (i) (j)	421	390
Blackline, Inc.
1.00%, 06/01/29 (a) (i)	183	193
Box, Inc.
1.50%, 09/15/29 (a) (i)	790	763
Camtek Ltd.
0.00%, 09/15/30 (a) (i) (j) (l)	37	43
Check Point Software Technologies Ltd
0.00%, 12/15/30 (a) (i) (j) (l)	531	528
Cipher Mining Inc.
1.75%, 05/15/30 (a) (i)	468	1,628
0.00%, 10/01/31 (a) (i) (j) (l)	740	879
Cleanspark Inc.
0.00%, 06/15/30 (a) (i) (l)	37	38
0.00%, 02/15/32 (a) (i) (j) (l)	37	28
Cloudflare, Inc.
0.00%, 08/15/26 (a) (i) (l)	1,876	2,199
0.00%, 06/15/30 (a) (i) (j) (l)	1,289	1,398
Cohu, Inc.
1.50%, 01/15/31 (a) (i) (j)	92	102
CommVault Systems, Inc.
0.00%, 09/15/30 (a) (i) (j) (l)	367	326
Core Scientific, Inc.
3.00%, 09/01/29 (a) (i) (j)	1,525	2,372
0.00%, 06/15/31 (a) (i) (j) (l)	129	135
Coreweave, Inc.
1.75%, 12/01/31 (a) (i) (j)	734	700
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (a) (i) (l)	260	249
0.00%, 08/15/30 (a) (i) (j) (l)	193	272
Dropbox, Inc.
0.00%, 03/01/26 - 03/01/28 (a) (i) (l)	4,218	4,194
Enphase Energy, Inc.
0.00%, 03/01/28 (a) (i) (l)	148	129
Fastly, Inc.
0.00%, 12/15/30 (a) (i) (j) (l)	92	90
Five9, Inc.
1.00%, 03/15/29 (a) (i)	1,503	1,339
Guidewire Software, Inc.
1.25%, 11/01/29 (a) (i)	1,292	1,421
Impinj, Inc.
1.13%, 05/15/27 (a) (i)	654	1,044
0.00%, 09/15/29 (a) (i) (j) (l)	272	280
Indie Semiconductor, Inc.
4.50%, 11/15/27 (a) (i) (j)	891	912
3.50%, 12/15/29 (a) (i) (j)	865	892
InterDigital, Inc.
3.50%, 06/01/27 (a) (i)	2,083	8,632
IREN Limited
3.50%, 12/15/29 (a) (i) (j)	2,711	8,052
3.25%, 06/15/30 (a) (i)	963	2,346
0.00%, 07/01/31 (a) (i) (j) (l)	37	28
0.25%, 06/01/32 (a) (i) (j)	184	173
1.00%, 06/01/33 (a) (i) (j)	184	172
Lenovo Group Limited
2.50%, 08/26/29 (g) (i)	261	322
Lumentum Holdings Inc.
0.50%, 12/15/26 (a) (i)	2,056	7,633
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 (a) (i)	735	1,535
Mara Holdings, Inc.
0.00%, 08/01/32 (a) (i) (j) (l)	110	76
Microchip Technology Incorporated
0.75%, 06/01/30 (a) (i)	1,286	1,247
Mirion Technologies (US), Inc.
0.25%, 06/01/30 (a) (i) (j)	250	309
Mitek Systems, Inc.
0.75%, 02/01/26 (a) (i)	1,522	1,514
MKS Inc.
1.25%, 06/01/30 (a) (i)	813	1,040
Nebius Group N.V.
2.00%, 06/05/29 (a) (i) (j)	1,087	1,983
3.00%, 06/05/31 (a) (i) (j)	2,117	3,810
2.75%, 09/15/32 (a) (i) (j)	37	36
Nutanix, Inc.
0.25%, 10/01/27 (a) (i)	35	39
0.50%, 12/15/29 (a) (i)	1,082	1,043

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
ON Semiconductor Corporation
0.00%, 05/01/27 (a) (i) (l)	2,296	2,725
0.50%, 03/01/29 (a) (i)	1,892	1,788
OSI Systems, Inc.
2.25%, 08/01/29 (a) (i)	140	206
0.50%, 02/01/31 (a) (i) (j)	128	126
Pagaya Us Holding Company LLC
6.13%, 10/01/29 (a) (i)	682	1,177
Pagerduty, Inc.
1.50%, 10/15/28 (a) (i)	377	358
PAR Technology Corporation
2.88%, 04/15/26 (a) (i)	94	95
1.50%, 10/15/27 (a) (i)	708	688
1.00%, 01/15/30 (a) (i) (j)	56	48
Penguin Solutions, Inc.
2.00%, 02/01/29 (a) (i) (j)	1,152	1,320
2.00%, 08/15/30 (a) (i)	980	1,005
Porch Group Inc.
6.75%, 10/01/28 (a) (i) (j)	941	931
Q2 Holdings, Inc.
0.75%, 06/01/26 (a) (i)	181	183
Rapid7, Inc.
0.25%, 03/15/27 (a) (i)	1,104	1,034
Riot Platforms, Inc.
0.75%, 01/15/30 (a) (i)	37	42
Rubrik, Inc.
0.00%, 06/15/30 (a) (i) (j) (l)	725	708
Seagate HDD Cayman
3.50%, 06/01/28 (a) (i)	2,500	8,352
Semtech Corporation
1.63%, 11/01/27 (a) (i)	686	1,371
Snowflake Inc.
0.00%, 10/01/27 (a) (i) (l)	138	205
SolarEdge Technologies Ltd.
2.25%, 07/01/29 (a) (i)	36	42
Super Micro Computer, Inc.
2.25%, 07/15/28 (a) (i) (j)	1,379	1,305
3.50%, 03/01/29 (a) (i)	755	670
0.00%, 06/15/30 (a) (i) (j) (l)	1,523	1,282
TeraWulf Inc.
2.75%, 02/01/30 (a) (i) (j)	1,409	2,325
Unity Software Inc.
0.00%, 11/15/26 (a) (i) (l)	667	640
Veeco Instruments Inc.
2.88%, 06/01/29 (a) (i)	280	348
Vertex, Inc.
0.75%, 05/01/29 (a) (i)	1,302	1,233
Viavi Solutions Inc.
0.63%, 03/01/31 (a) (i) (j)	26	37
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (a) (i)	185	166
Western Digital Corporation
3.00%, 11/15/28 (a) (i)	3,025	13,880
Wix.Com Ltd.
0.00%, 09/15/30 (a) (i) (j) (l)	46	40
Workiva Inc.
1.25%, 08/15/28 (a) (i)	90	88
Zscaler, Inc.
0.00%, 07/15/28 (a) (i) (j) (l)	294	274
		114,580
Health Care 3.3%
Alnylam Pharmaceuticals, Inc.
0.00%, 09/15/28 (a) (i) (j) (l)	37	36
Alphatec Holdings, Inc.
0.75%, 08/01/26 (a) (i)	643	802
0.75%, 03/15/30 (a) (i) (j)	368	566
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 (a) (i)	92	84
ANI Pharmaceuticals, Inc.
2.25%, 09/01/29 (a) (i)	92	116
Ascendis Pharma A/S
2.25%, 04/01/28 (a) (i)	26	37
BioMarin Pharmaceutical Inc.
1.25%, 05/15/27 (a) (i)	2,066	1,969
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (a) (i)	1,467	2,763
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (a) (i)	184	256
CONMED Corporation
2.25%, 06/15/27 (a) (i)	2,374	2,261
CorMedix Inc.
4.00%, 08/01/30 (a) (i) (j)	423	499
DexCom, Inc.
0.38%, 05/15/28 (a) (i)	1,151	1,054
Enovis Corporation
3.88%, 10/15/28 (a) (i)	87	85
Exact Sciences Corporation
0.38%, 03/15/27 - 03/01/28 (a) (i)	3,990	4,118
2.00%, 03/01/30 (i) (j)	558	773
Guardant Health, Inc.
0.00%, 11/15/27 (a) (i) (l)	2,412	2,604
1.25%, 02/15/31 (a) (g) (i)	18	33
Haemonetics Corporation
2.50%, 06/01/29 (a) (i)	368	382
Hims & Hers Health, Inc.
0.00%, 05/15/30 (a) (i) (j) (l)	103	90
Inotiv, Inc.
3.25%, 10/15/27 (a) (i)	701	160
Irhythm Technologies, Inc.
1.50%, 09/01/29 (a) (i)	110	152
Jazz Investments I Limited
2.00%, 06/15/26 (a) (i)	926	1,073
Lantheus Holdings, Inc.
2.63%, 12/15/27 (a) (i)	295	337
LeMaitre Vascular, Inc.
2.50%, 02/01/30 (a) (i)	237	236
LivaNova PLC
2.50%, 03/15/29 (a) (i)	1,289	1,479
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (a) (i)	1,135	2,905
Omnicell, Inc.
1.00%, 12/01/29 (a) (i)	182	196
Pacira Pharmaceuticals, Inc.
2.13%, 05/15/29 (a) (i)	1,122	1,124
Pharming Group N.V.
4.50%, 04/25/29, EUR (g) (i)	400	651
PTC Therapeutics, Inc.
1.50%, 09/15/26 (a) (i)	1,677	2,473
Teladoc Health, Inc.
1.25%, 06/01/27 (a) (i)	593	563
Tempus AI, Inc.
0.75%, 07/15/30 (a) (i) (j)	37	40
TransMedics Group, Inc.
1.50%, 06/01/28 (a) (i)	1,012	1,521
Zoetis Inc.
0.25%, 06/15/29 (a) (i) (j)	110	112
		31,550
Consumer Discretionary 2.8%
Alibaba Group Holding Limited
0.50%, 06/01/31 (a) (i)	36	56
Cheesecake Factory Incorporated, The
0.38%, 06/15/26 (a) (i)	510	499
2.00%, 03/15/30 (a) (i) (j)	461	451
Delivery Hero SE
1.00%, 01/23/27, EUR (g) (i)	1,300	1,480
1.50%, 01/15/28, EUR (g) (i)	100	110
3.25%, 02/21/30, EUR (g) (i)	400	457
DK Crown Holdings Inc.
0.00%, 03/15/28 (a) (i) (l)	1,267	1,161
ETSY, Inc.
0.13%, 09/01/27 (a) (i)	927	855
0.25%, 06/15/28 (a) (i)	2,196	1,950
Fisker Group Inc.
0.00%, 09/15/26 (a) (b) (i) (j) (m)	2,160	9
Flight Centre Travel Group Limited
2.50%, 11/17/27, AUD (g) (i)	200	138
GameStop Corp.
0.00%, 04/01/30 - 06/15/32 (a) (i) (j) (l)	1,211	1,181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Gol Finance LLP
14.38%, 06/05/30 (a) (j)	357	366
H World Group Limited
3.00%, 05/01/26 (a) (i)	1,299	1,655
JD.com, Inc.
0.25%, 06/01/29 (a) (i)	404	403
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27 (a) (i)	294	280
NCL Corporation Ltd.
1.13%, 02/15/27 (a) (i)	240	240
0.88%, 04/15/30 (a) (i) (j)	91	101
0.75%, 09/15/30 (a) (i) (j)	1,545	1,494
Patrick Industries, Inc.
1.75%, 12/01/28 (a) (i)	445	752
Peloton Interactive, Inc.
0.00%, 02/15/26 (a) (i) (l)	1,415	1,392
5.50%, 12/01/29 (a) (i)	573	944
Realreal, Inc., The
4.00%, 02/15/31 (a) (g) (i) (n)	599	1,015
Rivian Automotive, Inc.
4.63%, 03/15/29 (a) (i)	294	369
Shake Shack, Inc.
0.00%, 03/01/28 (a) (i) (l)	92	87
Shift Technologies, Inc.
0.00%, 05/15/26 (a) (b) (i) (j) (m)	1,305	1
Stride, Inc.
1.13%, 09/01/27 (a) (i)	666	903
Trip.com Group Limited
0.75%, 06/15/29 (a) (i)	2,053	2,524
Wayfair Inc.
1.00%, 08/15/26 (i)	57	57
3.25%, 09/15/27 (a) (i)	3,398	5,656
3.50%, 11/15/28 (a) (i)	37	85
		26,671
Industrials 2.5%
Astronics Corporation
0.00%, 01/15/31 (a) (i) (j) (l)	613	716
Bloom Energy Corporation
3.00%, 06/01/28 - 06/01/29 (a) (i)	2,589	11,429
Dayforce, Inc.
0.25%, 03/15/26 (a) (i)	2,890	2,854
Elance, Inc.
0.25%, 08/15/26 (a) (i)	1,266	1,227
Eos Energy Enterprises, Inc.
6.75%, 06/15/30 (a) (i) (j)	314	775
1.75%, 12/01/31 (a) (i) (j)	55	53
Fluor Corporation
1.13%, 08/15/29 (a) (i)	198	225
Grab Holdings Limited
0.00%, 06/15/30 (a) (g) (i) (l)	92	98
Granite Construction Incorporated
3.75%, 05/15/28 (a) (i)	931	2,378
Greenbrier Companies, Inc., The
2.88%, 04/15/28 (a) (i)	568	609
JBT Marel Corporation
0.25%, 05/15/26 (a) (i)	373	377
Parsons Corporation
2.63%, 03/01/29 (a) (i)	564	575
Pitney Bowes Inc.
1.50%, 08/15/30 (a) (i) (j)	276	272
Tetra Tech, Inc.
2.25%, 08/15/28 (a) (i)	90	98
Uber Technologies, Inc.
0.00%, 05/15/28 (a) (i) (j) (l)	417	404
Xometry, Inc.
1.00%, 02/01/27 (a) (i)	1,186	1,486
0.75%, 06/15/30 (a) (i) (j)	656	994
		24,570
Financials 2.1%
ABRA Global Finance
5.00%, 03/02/28 (a) (j) (k) (n)	2,740	2,748
6.00%, 10/22/29 (a) (j) (k)	270	270
Affirm Holdings, Inc.
0.00%, 11/15/26 (a) (i) (l)	1,735	1,662
0.75%, 12/15/29 (a) (i)	70	77
Alpha Holding, S.A. de C.V
0.00%, 12/31/27 (b) (j) (m)	236	7
Charles Schwab Corporation, The
4.00%, (100, 06/01/26) (o)	242	240
5.00%, (100, 12/01/27) (o)	33	32
Coinbase Global, Inc.
0.50%, 06/01/26 (a) (i)	729	721
0.00%, 10/01/29 (a) (i) (j) (l)	92	85
0.25%, 04/01/30 (a) (i)	37	38
Encore Capital Group, Inc.
4.00%, 03/15/29 (a) (i)	1,107	1,208
Euronet Worldwide, Inc.
0.63%, 10/01/30 (a) (i) (j)	92	84
EZCORP, Inc.
3.75%, 12/15/29 (a) (i) (j)	37	68
Galaxy Digital Holdings LP
3.00%, 12/15/26 (a) (i) (j)	1,250	1,336
2.50%, 12/01/29 (a) (i) (j)	1,250	1,585
0.50%, 05/01/31 (a) (i) (j)	37	28
MoneyGram International, Inc.
9.00%, 06/01/30 (j)	268	184
Operadora de Servicios Mega SA de CV SOFOM ER.
0.00%, 12/31/27 (b) (j) (m)	200	50
Ping An Insurance (Group) Company of China, Ltd.
0.88%, 07/22/29 (g) (i)	800	1,301
SBL Holdings, Inc.
6.50%, (100, 11/13/26) (j) (o)	1,229	1,163
Shift4 Payments, LLC
0.50%, 08/01/27 (a) (i)	1,655	1,589
SoFi Technologies, Inc.
0.00%, 10/15/26 (a) (i) (j) (l)	187	243
1.25%, 03/15/29 (a) (i) (j)	1,072	3,031
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (b) (j) (m)	200	1
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (b) (g) (k) (m)	263	3
Upstart Holdings, Inc.
0.25%, 08/15/26 (a) (i)	37	35
2.00%, 10/01/29 (a) (i)	552	698
WisdomTree, Inc.
3.25%, 08/15/29 (a) (i)	1,624	1,954
		20,441
Communication Services 1.6%
AST Spacemobile, Inc.
4.25%, 03/01/32 (a) (i) (j)	344	1,005
CommScope, LLC.
7.13%, 07/01/28 (j)	350	351
EchoStar Corporation
10.75%, 11/30/29	709	785
3.88%, 11/30/30 (i) (k)	299	1,009
Frontier Communications Holdings, LLC
5.88%, 11/01/29	786	794
6.00%, 01/15/30 (j)	1,331	1,352
Liberty Media Corporation
3.75%, 03/15/28 - 02/15/30 (a) (i)	4,355	2,049
4.00%, 11/15/29 (a) (i)	1,032	71
2.38%, 09/30/53 (a) (i) (j)	1,500	2,201
Live Nation Entertainment, Inc.
2.88%, 01/15/30 (a) (i)	37	39
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (a) (i) (j)	1,787	1,598
Snap Inc.
0.13%, 03/01/28 (a) (i)	726	656
TEGNA Inc.
5.00%, 09/15/29	1,172	1,161
Ziff Davis, Inc.
1.75%, 11/01/26 (a) (i)	897	876
3.63%, 03/01/28 (a) (g) (i)	1,478	1,436
		15,383
Materials 0.5%
B2Gold Corp.
2.75%, 02/01/30 (a) (i) (j)	1,291	2,063

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Equinox Gold Corp.
4.75%, 10/15/28 (a) (i)	274	643
Fortuna Mining Corp.
3.75%, 06/30/29 (a) (i)	549	929
Minera Andes Inc.
5.25%, 08/15/30 (a) (i) (j)	110	215
Silvercorp Metals Inc.
4.75%, 12/15/29 (a) (i)	183	370
SSR Mining Inc.
2.50%, 04/01/39 (a) (i)	37	48
Unigel Luxembourg S.A.
13.50%, 12/31/27 (b) (j) (k) (m)	44	31
13.50%, 12/31/27 (b) (g) (k) (m)	62	43
11.00%, 12/31/28 (b) (j) (k) (m)	52	6
11.00%, 12/31/28 (b) (g) (k) (m)	222	28
Vizsla Silver Corp.
5.00%, 01/15/31 (a) (i) (j)	74	96
		4,472
Real Estate 0.4%
HAT Holdings I LLC
3.75%, 08/15/28 (a) (i) (j)	92	117
Kite Realty Group, L.P.
0.75%, 04/01/27 (a) (i) (j)	103	108
Open Doors Technology Inc.
7.00%, 05/15/30 (a) (i) (j)	171	665
Pebblebrook Hotel Trust
1.75%, 12/15/26 (a) (i)	373	360
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (i)	754	548
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (a) (i)	1,726	1,705
Vornado Realty L.P.
2.15%, 06/01/26	112	111
Welltower OP LLC
3.13%, 07/15/29 (a) (i) (j)	112	171
		3,785
Energy 0.3%
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (j)	214	217
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (a) (i)	1,226	2,588
0.25%, 10/01/31 (a) (i)	247	265
		3,070
Consumer Staples 0.2%
Herbalife Nutrition Ltd.
4.25%, 06/15/28 (a) (i)	228	248
MGPI Processing, Inc.
1.88%, 11/15/41 (a) (i)	1,234	1,191
Oddity Finance LLC
0.00%, 06/15/30 (a) (i) (j) (l)	330	286
Premium Brands Holdings Corporation
5.50%, 12/31/32, CAD (i)	331	242
		1,967
Utilities 0.2%
Duke Energy Corporation
4.13%, 04/15/26 (a) (i)	550	569
Evergy, Inc.
4.50%, 12/15/27 (a) (i)	1,104	1,331
		1,900
Total Corporate Bonds And Notes (cost $243,408)		248,389
PRIVATE INVESTMENT FUNDS 11.8%
WCM Partners Fund (g) (p)	81,497	113,908
Total Private Investment Funds (cost $82,500)		113,908
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.0%
1345 Trust 2025-AOA
Series 2025-D-AOA, REMIC, 6.75%, (1 Month Term SOFR + 3.00%), 06/15/27 (q)	80	80
AASET 2024-2 Ltd
Series 2024-B-2A, 6.61%, 09/16/31 (n)	137	138
AASET MT-1 Ltd
Series 2025-B-3A, 5.73%, 02/16/32 (j) (n)	398	396
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 3.02%, (1 Month Term SOFR + 0.39%), 07/25/36 (n) (q) (r)	1,625	1,362
Affirm Asset Securitization Trust 2025-X2
Series 2025-D-X2, 5.23%, 07/15/28	250	250
AG Trust 2024-NLP
Series 2024-B-NLP, REMIC, 6.51%, (1 Month Term SOFR + 2.76%), 08/17/26 (q)	112	113
Apidos CLO XXIV
Series 2016-DR-24A, 9.95%, (3 Month Term SOFR + 6.06%), 10/21/30 (q)	500	501
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	213
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-C-FL1, 6.28%, (SOFR 30-Day Average + 2.30%), 01/15/37 (q)	350	350
Argentina, Republic of
Series 2022-E-CRE6, 7.34%, (SOFR 30-Day Average + 3.40%), 01/21/37 (q)	330	321
Avant Credit Card Master Trust
Series 2025-D-1A, 5.72%, 04/15/31	250	250
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 11.23%, (3 Month Term SOFR + 7.35%), 07/17/35 (q)	500	491
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	77
Bank 2025-BNK51
Series 2025-C-BNK51, REMIC, 5.95%, 01/17/36	119	119
Interest Only, Series 2025-XD-BNK51, REMIC, 2.13%, 12/16/67 (q)	1,930	313
Bank5 2024-5YR9
Series 2024-D-5YR9, REMIC, 4.00%, 09/17/29	325	295
Bank5 2025-5YR16
Interest Only, Series 2025-XD-5YR19, REMIC, 1.80%, 12/17/58 (q)	3,833	312
Bank5 2025-5YR17
Series 2025-C-5YR17, REMIC, 5.89%, 10/18/30 (q)	277	278
Interest Only, Series 2025-XD-5YR17, REMIC, 1.81%, 11/18/58 (q)	5,000	395
BBCMS Mortgage Trust 2024-5C27
Interest Only, Series 2024-XD-5C27, REMIC, 2.74%, 07/17/57 (q)	3,110	262
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 7.35%, (1 Month Term SOFR + 3.60%), 07/15/37 (n) (q)	110	82
BDS 2025-FL15 LLC
Series 2025-D-FL15, 6.13%, (1 Month Term SOFR + 2.40%), 09/19/30 (n) (q)	230	231
BDS 2025-FL16 LLC
Series 2025-D-FL16, 6.23%, (1 Month Term SOFR + 2.50%), 06/22/43 (n) (q)	320	320
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.76%, 07/17/28 (q)	377	288
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.75%, 12/15/62 (q)	15,072	289
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	332
Benchmark 2025-V16 Mortgage Trust
Series 2025-D-V16, REMIC, 4.50%, 08/16/58	160	138
Benchmark 2025-V18 Mortgage Trust
Series 2025-C-V18, REMIC, 6.14%, 10/18/30 (q)	276	277
BMO 2025-5C12 Mortgage Trust
Interest Only, Series 2025-XD-5C12, REMIC, 2.06%, 10/15/58 (q)	2,643	238
BRSP Ltd
Series 2024-C-FL2, 7.27%, (1 Month Term SOFR + 3.54%), 02/19/30 (q)	317	316

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
BSPRT 2025-FL12 Issuer, LLC
Series 2025-D-FL12, 6.43%, (1 Month Term SOFR + 2.69%), 04/17/43 (q)	250	250
Business Jet Securities 2024-2, LLC
Series 2024-C-2A, 7.97%, 09/15/30	393	392
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-D-BCAT, REMIC, 6.40%, (1 Month Term SOFR + 2.65%), 08/16/27 (q)	115	115
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (q)	170	157
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 6.76%, (1 Month Term SOFR + 3.01%), 06/16/36 (q)	220	220
BX Trust 2022-LBA6
Series 2022-E-LBA6, REMIC, 6.45%, (1 Month Term SOFR + 2.70%), 01/18/39 (q)	120	120
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 6.69%, (1 Month Term SOFR + 2.94%), 03/15/27 (q)	199	198
Canyon CLO 2020-1 Ltd
Series 2020-DR2-1A, 7.00%, (3 Month Term SOFR + 3.10%), 07/15/34 (q)	500	500
Carlyle Global Market Strategies CLO 2014-2-R, Ltd.
Series 2014-D-2RA, 9.46%, (3 Month Term SOFR + 5.61%), 05/15/31 (q)	1,000	1,004
Carlyle US CLO 2019-1 LTD
Series 2019-DR2-1A, 10.13%, (3 Month Term SOFR + 6.25%), 04/21/31 (q)	500	501
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 11/25/44	4,100	3,935
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/43 (n)	1,049	745
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 0.89%, 11/18/52 (q)	3,080	88
Chenango Park CLO Ltd
Series 2018-D-1A, 9.97%, (3 Month Term SOFR + 6.06%), 04/15/30 (q)	1,000	986
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	945	440
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 7.07%, (3 Month Term SOFR + 2.75%), 01/15/38 (q)	500	501
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.39%, 03/10/51 (q)	2,522	68
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (f) (q)	1,000	55
Clover CLO 2021-3 LLC
Series 2021-DR-3A, 6.41%, (3 Month Term SOFR + 2.55%), 01/25/35 (q)	500	496
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,300	1,288
COMM 2005-C6
Series 2025-E-ELP, REMIC, 6.45%, 11/15/30 (q)	160	160
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.22%, (1 Month Term SOFR + 2.47%), 09/15/33 (q)	1,000	302
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.40%, 11/18/48 (q)	58	57
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-C-C16, REMIC, 4.24%, 06/15/29 (q)	350	326
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.64%, 10/10/31 (q)	338	285
DBC 2025-DBC Mortgage Trust
Series 2025-D-DBC, REMIC, 6.35%, (1 Month Term SOFR + 2.60%), 11/15/27 (q)	190	190
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	287
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 9.86%, (3 Month Term SOFR + 6.01%), 08/15/31 (j) (q)	500	438
EFMT 2025-INV2
Series 2025-B2-INV2, REMIC, 7.47%, 05/25/70 (q)	2,500	2,512
EFMT 2025-INV5
Series 2025-B2-INV5, REMIC, 7.17%, 12/25/70 (q)	2,000	1,965
FIVE 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.35%, 02/11/28 (q)	417	389
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-D-FL3, 6.35%, (1 Month Term SOFR + 2.61%), 11/18/36 (q)	330	329
FS Rialto 2024-FL9 Issuer, LLC
Series 2024-D-FL9, 7.67%, (1 Month Term SOFR + 3.94%), 10/19/39 (q)	300	294
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.49%, 11/13/47 (q)	170	94
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.57%, 02/12/48 (q)	337	340
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	835
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.40%, 12/17/54 (q)	3,608	257
GS Mortgage-Backed Securities Trust 2025-NQM6
Series 2025-B1-NQM6, REMIC, 7.33%, 02/25/66 (q) (r)	1,000	998
Series 2025-B2-NQM6, REMIC, 7.49%, 02/25/66 (q)	1,000	997
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,542	907
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-E-FL2, 6.30%, (1 Month Term SOFR + 2.56%), 09/19/36 (n) (q)	250	250
Hilton Grand Vacations Trust 2025-3EXT
Series 2025-D-3EXT, 7.38%, 10/25/44	500	500
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-G-UES, REMIC, 4.45%, 05/06/32 (q)	114	110
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (q)	347	2
Series 2019-G-MFP, REMIC, 7.85%, (1 Month Term SOFR + 4.10%), 07/15/36 (q)	347	61
Jol Air Limited
Series 2019-B-1, 4.95%, 04/15/26	257	255
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.75%, 11/18/47 (q)	1,374	7
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 0.99%, 11/18/48 (q)	6,779	16
LCM XVII Limited Partnership
Series ER-17A, 10.17%, (3 Month Term SOFR + 6.26%), 10/15/31 (q)	500	286
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 4.35%, (1 Month Term SOFR + 0.61%), 09/25/36 (q)	660	219
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 2.84%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (q)	10,889	988
Series 2007-2A1-2, REMIC, 4.16%, (1 Month Term SOFR + 0.42%), 03/25/37 (q)	10,798	1,938
LMNT CRE 2025-FL3 LLC
Series 2025-D-FL3, 7.33%, (1 Month Term SOFR + 3.60%), 07/21/43 (q)	300	300
LMRK Issuer Co. 2 LLC
Series 2025-C-1A, 8.12%, 09/16/30	350	352
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-E-11MD, REMIC, 7.33%, 10/18/30 (q) (r)	80	80

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Mariner Finance Issuance Trust 2024-B
Series 2024-A-BA, 4.91%, 10/21/30	250	253
MetroNet Infrastructure Issuer LLC
Series 2025-C-2A, 7.83%, 08/20/30	275	282
MF1 2021-FL7 Ltd.
Series 2021-D-FL7, 6.40%, (1 Month Term SOFR + 2.66%), 10/21/36 (q)	290	287
MF1 2024-FL14 LLC
Series 2024-D-FL14, REMIC, 8.59%, (1 Month Term SOFR + 4.84%), 03/19/39 (q)	300	300
Series 2024-E-FL14, REMIC, 10.04%, (1 Month Term SOFR + 6.29%), 03/19/39 (q)	400	401
MF1 2024-FL15 LLC
Series 2024-D-FL15, 7.79%, (1 Month Term SOFR + 4.04%), 08/18/41 (q)	350	350
MF1 2025-FL17 LLC
Series 2025-E-FL17, 7.22%, (1 Month Term SOFR + 3.49%), 02/21/40 (q)	400	399
Milos CLO, Ltd.
Series 2017-ER-1A, 10.30%, (3 Month Term SOFR + 6.41%), 10/21/30 (q)	500	493
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2012-A2-CKSV, REMIC, 3.28%, 10/15/30	162	154
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.43%, 08/17/49 (q)	13,894	42
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 0.59%, (1 Month Term SOFR + 0.29%), 10/25/36 (n) (q) (r)	4,003	1,134
Natixis Commercial Mortgage Securities Trust 2019-10K
Series 2019-E-10K, REMIC, 4.13%, 05/17/29 (q)	160	149
New Residential Mortgage Loan Trust 2025-NQM5
Series 2025-B2-NQM5, REMIC, 7.41%, 08/25/65 (q)	1,000	985
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 0.57%, (1 Month Term SOFR + 0.65%), 02/25/36 (n) (q) (r)	6,542	624
Octagon 57 Ltd
Series 2021-E-1A, 10.77%, (3 Month Term SOFR + 6.86%), 10/16/34 (q)	1,500	1,449
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 11.15%, (3 Month Term SOFR + 7.26%), 01/20/35 (q)	1,000	898
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 9.89%, (3 Month Term SOFR + 6.01%), 07/17/30 (q)	500	437
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (j) (q)	1,500	—
P11 Commercial Mortgage Trust 2025-P11
Series 2025-D-P11, REMIC, 7.38%, 08/12/30 (q)	160	166
PFP 2024-11 Ltd
Series 2024-C-11, 6.73%, (1 Month Term SOFR + 2.99%), 09/19/39 (q)	293	291
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.11%, 08/25/26 (q)	2,000	1,999
PRPM 2025-8, LLC
Series 2025-A2-8, 7.20%, 10/25/30 (n)	2,350	2,341
PRPM 2025-NQM6 Trust
Series 2025-B1-NQM6, REMIC, 6.96%, 12/25/29 (q)	909	909
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-E-FL7, 7.25%, (1 Month Term SOFR + 3.51%), 11/25/36 (q)	300	298
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 3.93%, 12/25/61 (q)	4,191	2,809
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (f)	50	375
Sound Point CLO 37, Ltd.
Series 2019-ER-2A, 10.64%, (3 Month Term SOFR + 6.73%), 07/17/34 (q)	500	437
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 10.82%, (3 Month Term SOFR + 6.96%), 10/25/34 (q)	500	438
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 01/28/50 (q)	1,200	1,160
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 4.14%, 08/25/56 (q) (r)	3,767	3,120
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.00%, 01/25/35 (q)	932	850
STWD 2021-FL2, Ltd.
Series 2021-B-FL2, 5.65%, (1 Month Term SOFR + 1.91%), 04/16/38 (n) (q)	100	100
Series 2021-C-FL2, 5.95%, (1 Month Term SOFR + 2.21%), 04/16/38 (n) (q)	300	300
STWD 2025-FL4 LLC
Series 2025-D-FL4, 6.38%, (1 Month Term SOFR + 2.65%), 12/19/42 (n) (q)	250	250
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 10.34%, (3 Month Term SOFR + 6.48%), 10/22/31 (q)	500	472
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,985
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	77	77
Vantage Data Centers Issuer, LLC
Series 2025-B-3A, 6.00%, 11/15/55	500	499
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	162	152
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	92	85
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	213	188
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (q)	306	263
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (q)	178	152
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (q)	252	205
Verus Securitization Trust 2024-5
Series 2024-B2-5, REMIC, 7.78%, 06/25/69 (q)	1,250	1,264
Verus Securitization Trust 2024-7
Series 2024-B2-7, REMIC, 7.81%, 09/25/69 (q)	1,250	1,266
Verus Securitization Trust 2025-4
Series 2025-B1-4, REMIC, 7.44%, 05/25/70 (q)	1,000	1,023
Verus Securitization Trust 2025-6
Series 2025-B2-6, 7.36%, 07/25/70 (q)	600	598
Vital Care Issuer LLC
Series 2025-A2-1A, 6.74%, 01/30/56	250	251
Voya CLO Ltd
Series 2019-E-2A, 10.75%, (3 Month Term SOFR + 6.86%), 07/20/32 (q)	500	501
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	433
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 4.11%, 12/17/48 (q)	54	54
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 4.96%, 08/17/28 (q)	280	265
Wells Fargo Commercial Mortgage Trust 2024-C63
Interest Only, Series 2024-XD-C63, REMIC, 2.30%, 08/17/57 (q)	1,840	285
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-D-5C6, REMIC, 4.25%, 10/18/30	275	242
Wells Fargo Commercial Mortgage Trust 2025-C65
Interest Only, Series 2025-XD-C65, REMIC, 2.31%, 10/18/58 (q)	1,580	273
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	35	34
Total Non-U.S. Government Agency Asset-Backed Securities (cost $88,598)		76,459

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 5.1%
Collateralized Mortgage Obligations 4.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 9.87%, (SOFR 30-Day Average + 6.00%), 12/26/41 (q)	1,250	1,298
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 13.72%, (SOFR 30-Day Average + 9.85%), 03/25/42 (q)	1,000	1,093
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (q)	232	212
Interest Only, Series SG-3972, REMIC, 1.80%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (q)	2,323	237
Series MS-4096, REMIC, 0.21%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (q)	129	69
Series SB-4118, REMIC, 0.29%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (q)	77	40
Interest Only, Series IO-5343, REMIC, 3.50%, 10/15/42	4,806	492
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (q)	92	46
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (q)	119	70
Interest Only, Series CI-5156, REMIC, 3.00%, 02/25/50	3,180	555
Interest Only, Series HI-5023, REMIC, 3.00%, 10/25/50	2,224	362
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	2,909	465
Interest Only, Series LI-5077, REMIC, 3.00%, 02/25/51	4,190	662
Interest Only, Series CI-5293, REMIC, 2.50%, 04/25/51	5,265	832
Interest Only, Series QI-5547, REMIC, 3.00%, 04/25/51	2,759	503
Interest Only, Series AI-5127, REMIC, 3.00%, 06/25/51	3,523	596
Interest Only, Series IN-5180, REMIC, 3.00%, 07/25/51	1,962	393
Interest Only, Series GI-5132, REMIC, 3.00%, 08/25/51	5,626	938
Interest Only, Series PI-5133, REMIC, 3.00%, 08/25/51	3,330	507
Interest Only, Series CI-5531, REMIC, 3.50%, 09/25/51	5,335	974
Interest Only, Series IA-5353, REMIC, 2.50%, 10/25/51	5,153	574
Federal National Mortgage Association, Inc.
Interest Only, Series C7-427, 2.50%, 08/25/35	6,312	471
Interest Only, Series C1-437, 1.50%, 05/25/37	14,010	736
Interest Only, Series C34-431, 1.50%, 06/25/37	9,945	511
Interest Only, Series C22-425, 4.00%, 09/25/47	3,521	577
Interest Only, Series C34-436, 3.00%, 07/25/52	2,168	367
Series 2012-GS-125, REMIC, 0.26%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (q)	811	483
Interest Only, Series 2018-SA-54, REMIC, 2.26%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (q)	1,826	160
Interest Only, Series 2021-IN-85, REMIC, 2.50%, 02/25/50	3,972	635
Interest Only, Series 2020-AS-54, REMIC, 2.16%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (q)	1,855	224
Interest Only, Series 2020-SA-74, REMIC, 0.23%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (q)	4,944	209
Interest Only, Series 2020-SA-77, REMIC, 0.23%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (q)	6,521	247
Interest Only, Series 2020-IB-80, REMIC, 2.50%, 11/25/50	3,867	615
Interest Only, Series 2020-WI-75, REMIC, 2.50%, 11/25/50	3,130	498
Interest Only, Series 2024-IE-22, REMIC, 2.50%, 11/25/50	3,863	622
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (q)	6,621	197
Interest Only, Series 2020-HI-96, REMIC, 3.00%, 01/25/51	2,165	362
Interest Only, Series 2021-MI-3, REMIC, 3.50%, 02/25/51	3,150	593
Interest Only, Series 2021-PI-20, REMIC, 2.50%, 04/25/51	3,776	598
Interest Only, Series 2024-IO-32, REMIC, 2.50%, 04/25/51	641	97
Interest Only, Series 2021-IO-43, REMIC, 2.50%, 06/25/51	3,950	617
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	3,818	480
Interest Only, Series 2021-LI-66, REMIC, 2.50%, 10/25/51	3,354	562
Interest Only, Series 2021-MI-74, REMIC, 2.50%, 11/25/51	3,230	358
Interest Only, Series 2023-IO-59, REMIC, 2.50%, 12/25/51	4,851	516
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.60%, 01/20/42 (q)	2,909	110
Interest Only, Series 2018-HS-97, REMIC, 2.35%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (q)	160	19
Interest Only, Series 2018-SD-91, REMIC, 2.35%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (q)	1,252	137
Interest Only, Series 2018-SA-111, REMIC, 0.70%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (q)	1,874	78
Interest Only, Series 2018-SH-105, REMIC, 2.40%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (q)	1,217	132
Interest Only, Series 2018-SK-124, REMIC, 2.35%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (q)	1,450	161
Interest Only, Series 2018-SA-166, REMIC, 2.30%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (q)	1,344	140
Interest Only, Series 2019-SH-92, REMIC, 2.25%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (q)	1,308	146
Interest Only, Series 2022-IB-218, REMIC, 3.00%, 07/20/50	569	95
Interest Only, Series 2020-SC-115, REMIC, 0.35%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (q)	3,387	124
Interest Only, Series 2020-BS-112, REMIC, 2.40%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (q)	2,722	346
Interest Only, Series 2020-SD-142, REMIC, 2.45%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (q)	2,275	320
Interest Only, Series 2020-SH-146, REMIC, 2.45%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (q)	2,131	304
Interest Only, Series 2020-TI-151, REMIC, 2.50%, 10/20/50	3,839	579
Interest Only, Series 2022-AI-112, REMIC, 2.50%, 10/20/50	1,277	198
Interest Only, Series 2020-MI-154, REMIC, 3.00%, 10/20/50	3,326	554
Interest Only, Series 2020-SD-167, REMIC, 2.45%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (q)	2,231	311
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	3,926	602
Interest Only, Series 2020-DI-167, REMIC, 2.50%, 11/20/50	4,170	605
Interest Only, Series 2020-HI-173, REMIC, 2.50%, 11/20/50	4,062	604
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	4,740	699
Interest Only, Series 2020-YI-165, REMIC, 2.50%, 11/20/50	4,081	608
Interest Only, Series 2020-SU-189, REMIC, 2.45%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (q)	2,080	292
Interest Only, Series 2020-BI-188, REMIC, 2.50%, 12/20/50	4,156	634

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-UH-191, REMIC, 3.50%, 12/20/50	3,049	586
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (q)	7,821	53
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (q)	5,295	70
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (q)	3,030	77
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	3,342	397
Interest Only, Series 2021-BI-149, REMIC, 3.00%, 08/20/51	3,358	529
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (q)	4,588	120
Interest Only, Series 2021-BI-160, REMIC, 3.00%, 09/20/51	3,449	567
Interest Only, Series 2021-IA-159, REMIC, 3.00%, 09/20/51	3,387	532
Interest Only, Series 2021-VI-161, REMIC, 3.00%, 09/20/51	4,445	588
Interest Only, Series 2024-KI-48, REMIC, 2.50%, 10/20/51	3,796	547
Interest Only, Series 2025-JI-62, REMIC, 2.50%, 10/20/51	4,761	576
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (q)	12,477	90
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	4,105	582
Interest Only, Series 2023-GI-19, REMIC, 3.00%, 11/20/51	3,516	524
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (q)	7,549	186
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (q)	7,197	94
Interest Only, Series 2024-BI-6, REMIC, 3.00%, 12/20/51	3,533	563
Interest Only, Series 2022-IO-137, REMIC, 3.00%, 01/20/52	3,728	534
Interest Only, Series 2024-CI-79, REMIC, 3.50%, 02/20/52	3,303	543
Interest Only, Series 2020-BI-H19, REMIC, 1.83%, 11/20/70 (q)	4,244	380
Interest Only, Series 2021-QI-H08, REMIC, 0.03%, 05/20/71 (q)	21,039	627
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Interest Only, Series 2025-MI-48, REMIC, 2.50%, 06/20/51	6,031	875
Interest Only, Series 2022-IO-207, REMIC, 3.00%, 08/20/51	4,960	796
Government National Mortgage Association REMIC Trust 2019-085
Interest Only, Series 2019-IH-90, REMIC, 3.00%, 05/20/48	3,504	513
Government National Mortgage Association REMIC Trust 2024-025
Interest Only, Series 2024-DI-24, REMIC, 3.50%, 11/20/51	2,970	555
		40,955
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2020-X9-M10, REMIC, 0.77%, 12/25/27 (q)	8,577	69
Interest Only, Series 2019-X-M5, REMIC, 0.48%, 02/25/29 (q)	11,553	141
Interest Only, Series 2019-X-M7, REMIC, 0.33%, 05/25/29 (q)	8,819	83
Interest Only, Series 2019-X-M12, REMIC, 0.56%, 06/25/29 (q)	7,725	127
Interest Only, Series 2019-X-M25, REMIC, 0.12%, 11/25/29 (q)	24,423	101
Interest Only, Series 2022-X2-M4, REMIC, 0.18%, 05/25/30 (q)	34,805	255
Interest Only, Series 2020-X2-M13, REMIC, 1.22%, 09/25/30 (q)	3,208	108
Interest Only, Series 2019-X2-M21, REMIC, 1.28%, 02/25/31 (q)	3,363	160
Interest Only, Series 2019-2XA-M24, REMIC, 1.15%, 03/25/31 (q)	3,382	162
Interest Only, Series 2021-X1-M23, REMIC, 0.53%, 11/25/31 (q)	11,969	210
Interest Only, Series 2020-X4-M10, REMIC, 0.88%, 07/25/32 (q)	11,664	461
Freddie Mac Multifamily Securities 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 9.84%, (SOFR 30-Day Average + 5.91%), 11/25/28 (q) (r)	246	238
Government National Mortgage Association
Interest Only, Series 2021-IO-94, REMIC, 0.83%, 02/16/63 (q)	6,669	404
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (q)	4,442	220
Interest Only, Series 2023-IO-179, REMIC, 0.61%, 09/16/63 (q)	9,556	412
Interest Only, Series 2022-IO-48, REMIC, 0.71%, 01/16/64 (q)	7,314	450
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (q)	1,446	101
Interest Only, Series 2024-AI-170, REMIC, 0.76%, 10/16/65 (q)	5,906	376
Interest Only, Series 2024-IO-158, REMIC, 1.08%, 12/16/65 (q)	7,777	601
Interest Only, Series 2024-IO-170, REMIC, 1.00%, 03/16/66 (q)	1,666	121
		4,800
U.S. Treasury Note 0.4%
Treasury, United States Department of
4.00%, 03/31/30 (a)	1,231	1,247
3.63%, 08/31/30 (a)	2,362	2,354
		3,601
Total Government And Agency Obligations (cost $56,784)		49,356
SENIOR FLOATING RATE INSTRUMENTS 0.5%
Communication Services 0.4%
Avaya, Inc.
2023 Exit Term Loan, 11.42%, (1 Month Term SOFR + 7.50%), 08/01/28 (q)	267	239
CommScope, Inc.
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 12/15/29 (q)	429	429
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/29 (q)	992	986
2024 Extended Term Loan B2, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/30 (q)	2,302	2,287
		3,941
Energy 0.1%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 7.03%, (1 Month Term SOFR + 3.00%), 06/30/27 (f) (q)	5	5
2020 Letter Of Credit, 8.55%, (1 Month Term SOFR + 4.60%), 06/30/27 (f) (q)	321	266
2020 Take Back Term Loan, 8.03%, (1 Month Term SOFR + 4.00%), 12/31/27 (k) (q)	428	329
Lealand Reficar Term Loan
Term Loan, 12.09%, (SOFR +7.50%), 06/30/27 (d) (k) (q)	5	4
		604
Information Technology 0.0%
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 8.88%), 10/22/29 (b) (m) (q)	405	—
Cornerstone OnDemand, Inc.
2021 Term Loan, 7.78%, (1 Month Term SOFR + 3.75%), 09/08/26 (q)	32	29
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (b) (f) (m) (q)	43	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.10%, (3 Month Term SOFR + 4.00%), 04/24/28 (q)	32	30
		59
Total Senior Floating Rate Instruments (cost $5,214)		4,604
OTHER EQUITY INTERESTS 0.3%
Acropolis Infrastructure Acquisition Corp. (b) (f) (s)	17	—
Altaba Inc. (b) (f) (s)	2,007	2,559
Amyris, Inc. (b) (f) (i) (s)	2,856	—
Danimer Scientific, Inc. (b) (f) (i) (s)	672	—
Pershing Square Tontine Holdings, Ltd. (b) (f) (s)	31	—
Zalatoris Acquisition Escrow (b) (f) (s)	13	—
Total Other Equity Interests (cost $4,413)		2,559
PREFERRED STOCKS 0.1%
Real Estate 0.1%
City Office REIT, Inc., 6.63%, (25, 1/09/26) (o)	54	1,367
Total Preferred Stocks (cost $1,333)		1,367
RIGHTS 0.0%
ABIOMED, Inc. (b) (f)	2	4
Aimei Health Technology Co., Ltd. (b)	15	6
Akouos, Inc. (b) (f)	14	7
AmpliTech Group, Inc. (b)	13	2
Axiom Intelligence Acquisition Corp 1 (b)	8	2
BEST SPAC I Acquisition Corp. (b)	2	—
Bristol-Myers Squibb Company (b) (f)	25	25
Cayson Acquisition Corp. (b)	7	2
Crane Harbor Acquisition Corp. (b)	14	11
Drugs Made In America Acquisition Corp. (b)	25	4
EGH Acquisition Corp. (b)	3	1
Emmis Acquisition Corp. (b)	8	1
ESH Acquisition Corp. (b)	16	3
Inhibrx, Inc. (b) (f)	11	8
Jackson Acquisition Co II (b)	42	10
Jena Acquisition Corp II (b)	18	3
K&F Growth Acquisition Corp. II (b)	11	2
Kochav Defense Acquisition Corp. (b)	52	13
Lakeshore Acquisition III Corp. (b)	20	4
Mountain Lake Acquisition Corp. (b)	33	8
Oyster Enterprises II Acquisition Corp (b)	43	9
Pershing Square SPARC Holdings, Ltd. (b) (f)	7	2
Sizzle Acquisition Corp II (b)	50	8
Soulpower Acquisition Corp (b)	37	6
Spring Valley Acquisition Corp. II (b)	1	—
Tavia Acquisition Corp (b)	19	4
Thayer Ventures Acquisition Corporation II (b)	13	3
UY Scuti Acquisition Corp. (b)	16	3
Total Rights (cost $168)		151
WARRANTS 0.0%
Agriculture & Natural Solutions Acquisition Corp. (b)	7	2
Alchemy Investments Acquisition Corp 1 (b)	9	2
Aldel Financial II Inc. (b)	14	6
Altenergy Acquisition Corp. (b)	3	—
Archimedes Tech Spac Partners II Co. (b)	9	5
Armada Acquisition Corp. II (b)	6	5
Berto Acquisition Corp. (b)	2	1
Cartesian Growth Corp III (b)	5	4
Cartesian Growth Corporation II (b)	3	1
Copley Acquisition Corp. (b)	19	3
Dune Acquisition Corp. II (b)	22	6
Electriq Power Holdings, Inc. (b) (f)	4	—
FACT II Acquisition Corp. (b)	10	3
GameStop Corp. (a) (b)	1	3
Gesher Acquisition Corp. II (b)	5	2
Goal Acquisitions Corp. (b) (f)	45	—
Gores Holdings X, Inc. (b)	6	4
Graf Global Corp. (b)	4	2
iLearningEngines, Inc. (b) (f)	14	—
Iron Horse Acquisitions Corp. (b) (f)	11	1
Jaws Mustang Acquisition Corp. (b)	12	1
Keen Vision Acquisition Corporation (b)	27	1
Launch Two Acquisition Corp. (b)	6	2
LightWave Acquisition Corp. (b)	11	2
Live Oak Acquisition Corp V (b)	5	5
Maxeon Solar Technologies, Ltd. (b) (f)	81	—
New Providence Acquisition Corp. III (b)	20	10
Newbury Street Acquisition Corporation (b)	10	2
NewHold Investment Corp. III (b)	5	2
Open Doors Technology Inc. - Series A (a) (b)	—	—
Open Doors Technology Inc. - Series K (a) (b)	—	—
Open Doors Technology Inc. - Series Z (a) (b)	—	—
Roman DBDR Acquisition Corp. II (b)	7	4
Ross Acquisition Corp. II (b) (f)	1	—
SIM Acquisition Corp. I (b)	23	5
Spark I Acquisition Corp. (b)	10	3
Stellar V Capital Corp. (b)	5	1
Target Global Acquisition I Corp. (b) (f)	6	—
Tevogen Bio Holdings Inc. (b)	4	—
Texas Ventures Acquisition III Corp (b)	7	6
Titan Acquisition Corp (b)	34	12
Voyager Acquisition Corp. (b)	8	2
Total Warrants (cost $100)		108
SHORT TERM INVESTMENTS 28.4%
Investment Companies 24.4%
JNL Government Money Market Fund - Class I, 3.64% (t) (u)	235,012	235,012
U.S. Treasury Bill 3.9%
Treasury, United States Department of
4.01%, 01/22/26	17,700	17,665
3.74%, 04/16/26	19,600	19,400
		37,065
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (t) (u)	1,154	1,154
Total Short Term Investments (cost $273,218)		273,231
Total Investments 126.5% (cost $1,062,187)		1,217,681
Total Securities Sold Short (28.0)% (proceeds $228,660)		(269,247)
Total Purchased Options 0.0% (cost $240)		71
Other Derivative Instruments (0.0)%		(271)
Other Assets and Liabilities, Net 1.5%		14,312
Total Net Assets 100.0%		962,546

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Shares subject to merger appraisal rights.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) All or a portion of the security was on loan as of December 31, 2025.

(i) Convertible security.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $64,205 and 6.7% of the Fund.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(q) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(r) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (28.0%)
COMMON STOCKS (20.7%)
Information Technology (11.1%)
A10 Networks, Inc.	(2)	(42)
Adtran Holdings, Inc.	(2)	(20)
Akamai Technologies, Inc.	(5)	(468)
Applied Digital Corporation	(114)	(2,795)
Applied Optoelectronics, Inc.	—	(18)
ASML Holding N.V. - ADR	(4)	(4,014)
Aurora Innovations Inc. - Class A	(21)	(81)
BigBear.ai Holdings, LLC	(48)	(258)
Bill Holdings, Inc.	(3)	(162)
Bitdeer Technologies Group - Class A	(19)	(213)
Blackline, Inc.	(2)	(86)
Box, Inc. - Class A	(9)	(262)
Camtek Ltd.	—	(27)
Check Point Software Technologies Ltd	(1)	(204)
Cipher Mining Inc.	(137)	(2,024)
Cleanspark Inc.	(3)	(34)
Cloudflare, Inc. - Class A	(10)	(1,929)
Cohu, Inc.	(2)	(58)
CommVault Systems, Inc.	(1)	(98)
Core Scientific, Inc.	(116)	(1,692)
Coreweave, Inc. - Class A	(5)	(377)
DigitalOcean Holdings, Inc.	(4)	(198)
Dropbox, Inc. - Class A	(27)	(761)
Fastly, Inc. - Class A	(4)	(41)
Five9, Inc.	—	(5)
Guidewire Software, Inc.	(3)	(655)
Impinj, Inc.	(6)	(1,017)
Indie Semiconductor, Inc. - Class A	(150)	(530)
InterDigital, Inc.	(27)	(8,588)
IREN Limited	(244)	(9,213)
KLA Corporation	(5)	(6,599)
Lenovo Group Limited	(155)	(183)
Lumentum Holdings Inc.	(21)	(7,631)
MACOM Technology Solutions Holdings, Inc.	(9)	(1,533)
Mara Holdings, Inc.	(4)	(36)
Microchip Technology Incorporated	(3)	(161)
Mirion Technologies (US), Inc. - Class A	(8)	(195)
MKS Inc.	(4)	(635)
Nebius Group N.V. - Class A (a)	(51)	(4,231)
NetApp, Inc.	(62)	(6,609)
Nutanix, Inc. - Class A	(7)	(343)
ON Semiconductor Corporation	(33)	(1,814)
OSI Systems, Inc.	(1)	(213)
Pagaya Technologies, Ltd. - Class A	(44)	(914)
Palo Alto Networks, Inc.	(1)	(234)
PAR Technology Corporation	(1)	(50)
Penguin Solutions, Inc.	(59)	(1,158)
Porch Group Inc. - Class A	(4)	(33)
Q2 Holdings, Inc.	—	(38)
Riot Platforms, Inc.	(2)	(25)
Rubrik, Inc. - Class A	(4)	(286)
Seagate Technology Holdings Public Limited Company	(71)	(19,668)
Semtech Corporation	(17)	(1,256)
Snowflake Inc. - Class A	(1)	(156)
SolarEdge Technologies Ltd.	(1)	(24)
Super Micro Computer, Inc.	(34)	(996)
TeraWulf Inc.	(139)	(1,600)
Veeco Instruments Inc.	(6)	(181)
Vertex, Inc. - Class A	(13)	(263)
Viavi Solutions Inc.	(2)	(29)
Vishay Intertechnology, Inc.	(2)	(37)
Western Digital Corporation	(80)	(13,722)
Wix.Com Ltd.	—	(12)
Workiva Inc. - Class A	—	(27)
Zscaler, Inc.	—	(46)
		(106,808)
Consumer Discretionary (3.4%)
Alibaba Group Holding Limited - ADR	—	(45)
AutoZone, Inc.	(1)	(3,273)
Best Buy Co., Inc.	(52)	(3,499)
Cheesecake Factory Incorporated, The	(3)	(178)
Cricut, Inc. - Class A	(195)	(964)
D.R. Horton, Inc.	(9)	(1,242)
Flight Centre Travel Group Limited	(5)	(49)
GameStop Corp. - Class A	(27)	(533)
H World Group Limited - ADR	(31)	(1,453)
Home Depot, Inc., The	(14)	(4,681)
JD.com, Inc. - Class A-ADR	(4)	(102)
Lennar Corporation - Class A	(8)	(813)
Mister Car Wash, Inc.	(107)	(594)
Norwegian Cruise Line Holdings Ltd.	(32)	(709)
Patrick Industries, Inc.	(6)	(671)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Peloton Interactive, Inc. - Class A	(102)	(629)
Pool Corporation	(11)	(2,598)
Realreal, Inc., The	(51)	(798)
Rivian Automotive, Inc. - Class A	(11)	(215)
Shake Shack, Inc. - Class A	—	(12)
Stride, Inc.	(10)	(640)
Toll Brothers, Inc.	(14)	(1,929)
Trip.com Group Limited - ADR	(23)	(1,659)
Wayfair Inc. - Class A	(49)	(4,901)
		(32,187)
Industrials (2.3%)
ACCO Brands Corporation	(200)	(745)
Astronics Corporation	(9)	(482)
Bloom Energy Corporation - Class A	(127)	(11,078)
Deluxe Corporation	(71)	(1,590)
Eos Energy Enterprises, Inc. - Class A	(59)	(679)
Fluor Corporation	(3)	(110)
Grab Holdings Limited - Class A	(8)	(38)
Granite Construction Incorporated	(20)	(2,268)
Greenbrier Companies, Inc., The	(5)	(250)
JBT Marel Corporation	(1)	(110)
Masco Corporation	(22)	(1,428)
Millerknoll, Inc.	(30)	(555)
Parsons Corporation	(2)	(152)
Pitney Bowes Inc.	(12)	(128)
Tetra Tech, Inc.	(1)	(42)
Union Pacific Corporation	—	(82)
Werner Enterprises, Inc.	(22)	(649)
Xometry, Inc. - Class A	(24)	(1,451)
		(21,837)
Health Care (1.5%)
Alnylam Pharmaceuticals, Inc.	—	(9)
Alphatec Holdings, Inc.	(46)	(959)
Amphastar Pharmaceuticals, Inc.	—	(13)
ANI Pharmaceuticals, Inc.	(1)	(74)
Ascendis Pharma A/S - ADR	—	(26)
Bridgebio Pharma, Inc.	(31)	(2,356)
Collegium Pharmaceutical, Inc.	(4)	(185)
CorMedix Inc.	(24)	(281)
Enovis Corporation	—	(13)
Exact Sciences Corporation	(11)	(1,118)
Guardant Health, Inc.	(9)	(971)
Haemonetics Corporation	(2)	(124)
Hims & Hers Health, Inc. - Class A	(1)	(33)
Inotiv, Inc.	(53)	(30)
Irhythm Technologies, Inc.	(1)	(106)
Jazz Pharmaceuticals Public Limited Company	(4)	(745)
Lantheus Holdings, Inc.	(2)	(105)
LeMaitre Vascular, Inc.	(1)	(83)
LivaNova PLC	(12)	(754)
Mirum Pharmaceuticals, Inc.	(34)	(2,705)
Omnicell, Inc.	(2)	(98)
Pacira Pharmaceuticals, Inc.	(15)	(401)
Pharming Group N.V.	(238)	(398)
PTC Therapeutics, Inc.	(28)	(2,133)
Tempus AI, Inc. - Class A	—	(19)
TransMedics Group, Inc.	(9)	(1,037)
Zoetis Inc. - Class A	—	(53)
		(14,829)
Financials (1.1%)
Affirm Holdings, Inc. - Class A	—	(36)
American Coastal Insurance Corporation	(54)	(681)
Baldwin Insurance Group, Inc., The - Class A	(23)	(564)
Coinbase Global, Inc. - Class A	—	(66)
Encore Capital Group, Inc.	(11)	(586)
Euronet Worldwide, Inc.	—	(23)
EZCORP, Inc. - Class A	(3)	(61)
Galaxy Digital Inc. - Class A	(56)	(1,254)
HA Sustainable Infrastructure Capital, Inc.	(2)	(76)
Ping An Insurance (Group) Company of China, Ltd. - Class H	(144)	(1,205)
Shift4 Payments, LLC - Class A	(2)	(125)
SoFi Technologies, Inc.	(114)	(2,981)
The Western Union Company	(85)	(790)
Upstart Holdings, Inc.	(9)	(406)
WisdomTree, Inc.	(98)	(1,195)
		(10,049)
Materials (0.5%)
B2Gold Corp.	(339)	(1,529)
Coeur Mining, Inc.	(40)	(722)
Equinox Gold Corp.	(41)	(574)
Fortuna Mining Corp.	(72)	(708)
Minera Andes Inc.	(9)	(161)
Sherwin-Williams Company, The	(3)	(905)
Silvercorp Metals Inc.	(35)	(296)
SSR Mining Inc.	(2)	(37)
Vizsla Silver Corp.	(10)	(57)
		(4,989)
Communication Services (0.4%)
AST Spacemobile, Inc. - Class A	(12)	(865)
Live Nation Entertainment, Inc.	(12)	(1,770)
Match Group, Inc.	(2)	(71)
Optimum Communications, Inc. - Class A	(500)	(824)
Sirius XM Holdings Inc.	(14)	(284)
		(3,814)
Energy (0.2%)
Solaris Energy Infrastructure, Inc. - Class A	(44)	(2,033)
Utilities (0.1%)
Duke Energy Corporation	(2)	(248)
Evergy, Inc.	(13)	(979)
		(1,227)
Real Estate (0.1%)
Kite Realty Naperville, LLC	(3)	(65)
Open Doors Technology Inc. - Class A	(106)	(621)
Pebblebrook Hotel Trust	—	(5)
StorageVault Canada Inc.	(6)	(22)
Welltower Inc.	(1)	(145)
		(858)
Consumer Staples (0.0%)
Herbalife Nutrition Ltd.	(8)	(99)
Oddity Tech Ltd - Class A	(2)	(78)
		(177)
Total Common Stocks (proceeds $175,972)		(198,808)
INVESTMENT COMPANIES (6.0%)
iShares iBoxx $ High Yield Corporate Bond ETF	(46)	(3,718)
SPDR S&P 500 ETF Trust	(61)	(41,639)
VanEck Semiconductor ETF	(35)	(12,597)
Vanguard Growth ETF	—	(57)
Vanguard S&P 500 Growth ETF	—	(114)
Total Investment Companies (proceeds $40,458)		(58,125)
GOVERNMENT AND AGENCY OBLIGATIONS (1.3%)
U.S. Treasury Note (1.3%)
Treasury, United States Department of
3.88%, 03/31/27	(1,075)	(1,080)
3.75%, 04/30/27	(1,407)	(1,412)
3.75%, 06/30/27	(2,006)	(2,014)
3.88%, 07/31/27	(2,006)	(2,018)
3.63%, 08/31/27	(1,906)	(1,911)
3.88%, 04/30/30	(2,814)	(2,838)
3.88%, 06/30/30	(996)	(1,004)
Total Government And Agency Obligations (proceeds $12,190)		(12,277)
CORPORATE BONDS AND NOTES (0.0%)
Information Technology (0.0%)
Nebius Group N.V.
1.00%, 09/15/30 (b) (c)	(37)	(37)
Total Corporate Bonds And Notes (proceeds $40)		(37)
Total Securities Sold Short (28.0%) (proceeds $228,660)		(269,247)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

December 31, 2025, the value and the percentage of net assets of these liquid securities was $37 and 0.0%, respectively.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	133,011	806,745	704,744	8,528	—	—	235,012	24.4
JNL Government Money Market Fund, 3.74% - Class SL	535	37,229	36,610	30	—	—	1,154	0.1
	133,546	843,974	741,354	8,558	—	—	236,166	24.5

JNL Multi-Manager Alternative Fund — Private Fund Investments
	Lockup Period	Redemption Notice	Termination Date
WCM Partners Fund

An evergreen hybrid fund seeking to invest in high quality businesses with growing moats and strong corporate cultures across both public equities and pre-IPO private companies. The fund will target roughly 40-50 investments domiciled within and outside the U.S.

	2 Years	90 Days	N/A

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/17/19	3,578	6,880	0.7
AMS-Osram AG, 10.50%, 03/30/29	07/17/25	257	257	—
Delivery Hero SE	01/21/22	309	125	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,314	1,480	0.2
Delivery Hero SE, 1.50%, 01/15/28	02/05/24	90	110	—
Delivery Hero SE, 3.25%, 02/21/30	06/28/24	384	457	0.1
Flight Centre Travel Group Limited, 2.50%, 11/17/27	12/06/24	134	138	—
Grab Holdings Limited, 0.00%, 06/15/30	10/29/25	107	98	—
Guardant Health, Inc., 1.25%, 02/15/31	10/29/25	26	33	—
Lenovo Group Limited, 2.50%, 08/26/29	03/26/25	356	322	—
Meridan Management Ltd	03/05/21	317	—	—
Nebius Group N.V. - Class A	09/25/25	(5,181)	(4,231)	(0.4)
Pharming Group N.V., 4.50%, 04/25/29	09/24/24	495	651	0.1
Ping An Insurance (Group) Company of China, Ltd., 0.88%, 07/22/29	12/06/24	922	1,301	0.1
Realreal, Inc., The, 4.00%, 02/15/31	08/26/25	665	1,015	0.1
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	62	43	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	120	28	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	26	3	—
WCM Partners Fund	02/27/25	82,500	113,908	11.8
Ziff Davis, Inc., 3.63%, 03/01/28	04/01/25	1,414	1,436	0.2
		87,895	124,054	12.9

JNL Multi-Manager Alternative Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Lealand Finance Company B.V., 2020 Senior Letter Of Credit, 3 Month SOFR + 3.00%	163	46

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	60	April 2026	12,526	(4)	2
United States 5 Year Note	25	April 2026	2,737	(3)	(5)
United States Long Bond	30	March 2026	3,497	(7)	(29)
				(14)	(32)
Short Contracts
United States Ultra Bond	(27)	March 2026	(3,239)	10	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Applied Digital Corporation	Call	30.00	03/20/26	4	12	1
B2Gold Corp.	Call	5.00	04/17/26	91	46	4
Bill Holdings, Inc.	Call	60.00	01/16/26	9	54	—
BioMarin Pharmaceutical Inc.	Put	55.00	01/16/26	18	99	1
Bloom Energy Corporation	Put	19.00	01/16/26	8	15	—
Bridgebio Pharma, Inc.	Call	85.00	04/17/26	11	94	7
Core Scientific, Inc.	Call	20.00	02/20/26	18	36	1
Core Scientific, Inc.	Call	20.00	03/20/26	18	36	2
CorMedix Inc.	Call	13.00	03/20/26	37	48	3
DigitalOcean Holdings, Inc.	Call	50.00	02/20/26	4	20	1
Dropbox, Inc.	Call	30.00	04/17/26	18	54	2
Galaxy Digital Inc.	Call	35.00	04/17/26	18	63	2
Guardant Health, Inc.	Call	125.00	01/16/26	18	225	2
Guardant Health, Inc.	Call	135.00	04/17/26	16	216	5
Indie Semiconductor, Inc.	Call	5.50	05/15/26	37	20	1
Indie Semiconductor, Inc.	Call	4.00	05/15/26	73	29	5
IREN Limited	Call	70.00	01/16/26	18	126	—
IREN Limited	Call	50.00	03/20/26	37	185	12
Kenvue Inc.	Put	13.00	02/20/26	20	26	—
Lumentum Holdings Inc.	Put	350.00	01/02/26	9	315	1
Nebius Group N.V.	Call	110.00	03/20/26	18	198	11
Nutanix, Inc.	Call	60.00	03/20/26	18	108	3
On Semiconductor Corporation	Call	60.00	03/20/26	4	24	1
Open Doors Technology Inc.	Put	1.50	01/16/26	76	11	—
Pagaya Technologies, Ltd.	Call	31.00	01/16/26	18	56	—
Pagaya Technologies, Ltd.	Call	30.00	02/20/26	18	54	1
Porch Group Inc	Call	15.00	01/16/26	10	15	—
Sarepta Therapeutics, Inc.	Call	30.00	01/16/26	10	30	—
Shift4 Payments, LLC	Call	85.00	04/17/26	4	34	1
Stride, Inc.	Call	80.00	01/16/26	18	144	—
Stride, Inc.	Call	85.00	03/20/26	7	60	1
Super Micro Computer, Inc.	Call	40.00	01/16/26	19	76	—
Teck Resources Limited	Put	36.00	01/16/26	588	2,117	1
TeraWulf Inc.	Call	14.00	03/20/26	18	25	2
Warner Bros. Discovery, Inc.	Put	17.50	01/16/26	232	406	—
						71

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Air Lease Corporation	Call	65.00	02/20/26	94	611	—
Applied Digital Corporation	Put	16.00	03/20/26	4	6	—
Bridgebio Pharma, Inc.	Put	55.00	04/17/26	11	61	(2)
Core Scientific, Inc.	Put	15.00	02/20/26	18	27	(4)
CorMedix Inc.	Put	10.00	03/20/26	37	37	(2)
DigitalOcean Holdings, Inc.	Put	30.00	02/20/26	4	12	—
Electronic Arts Inc.	Call	210.00	03/20/26	13	273	—
Electronic Arts Inc.	Call	210.00	06/18/26	4	84	—
Exact Sciences Corporation	Call	105.00	01/16/26	66	693	—
Guardant Health, Inc.	Put	80.00	01/16/26	18	144	(1)
Guardant Health, Inc.	Put	85.00	04/17/26	16	136	(9)
IREN Limited	Put	30.00	03/20/26	37	111	(11)
Kenvue Inc.	Call	16.00	02/20/26	20	32	(3)
Nebius Group N.V.	Put	80.00	03/20/26	18	144	(20)
Nutanix, Inc.	Put	47.50	03/20/26	18	86	(5)
On Semiconductor Corporation	Put	37.00	03/20/26	4	15	—
Pagaya Technologies, Ltd.	Put	20.00	01/16/26	18	36	(2)
Pagaya Technologies, Ltd.	Put	16.00	02/20/26	18	29	(1)
Porch Group Inc	Put	10.00	01/16/26	71	71	(8)
Teck Resources Limited	Call	39.00	01/16/26	588	2,293	(509)
TeraWulf Inc.	Put	11.00	03/20/26	18	20	(3)
Warner Bros. Discovery, Inc.	Call	30.00	02/20/26	141	423	(14)
Warner Bros. Discovery, Inc.	Call	27.00	02/20/26	380	1,026	(103)
Warner Bros. Discovery, Inc.	Call	26.00	02/20/26	297	772	(102)
Warner Bros. Discovery, Inc.	Call	30.00	03/20/26	601	1,803	(67)
Warner Bros. Discovery, Inc.	Call	27.00	03/20/26	92	248	(22)
Warner Bros. Discovery, Inc.	Call	30.00	04/17/26	113	339	(15)
						(903)
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	JPM	03/17/26	HKD	219	28	—
USD/AUD	SSB	03/26/26	AUD	(159)	(106)	(1)
USD/CAD	SSB	03/26/26	CAD	(277)	(203)	—
USD/EUR	JPM	03/05/26	EUR	(230)	(271)	1
USD/EUR	SSB	03/26/26	EUR	(274)	(323)	(1)
USD/GBP	GSC	03/04/26	GBP	(1,592)	(2,146)	(15)
USD/HKD	JPM	03/17/26	HKD	(6,346)	(817)	—
					(3,838)	(16)

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Value/ Unrealized Appreciation (Depreciation) ($)
Headhunter Group PLC‡ (MT)	MSC	Federal Funds Effective Rate +0.55% (MT)	TBD	13,705	206	(218)
Ozon Holdings PLC‡ (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(48,131)	(558)	4
Public Joint Stock Company Children's World‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	560,770	284	(301)
Public Joint Stock Company Sberbank of Russia‡ (MT)	GSC	Federal Funds Effective Rate +0.96% (MT)	TBD	41,476	—	—
VK Company Limited‡ (MT)	MSC	Federal Funds Effective Rate -2.13% (MT)	TBD	(137,620)	(249)	9
						(506)

‡Contract for Difference fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (Q)	BOA	12/27/26	—	—	23
Dayforce, Inc. (MT)	OBFR +0.61% (Q)	GSC	11/19/26	2,111	—	3
Frontier Communications Parent, Inc. (MT)	OBFR +0.61% (Q)	GSC	09/10/26	1,333	—	24
Just Group PLC (MT)	OBFR +0.85% (Q)	GSC	08/01/26	2,045	—	63
Confluent, Inc. (MT)	OBFR +0.38% (Q)	JPM	12/11/26	2,465	—	23
CyberArk Software Ltd. (MT)	OBFR +0.38% (Q)	JPM	09/19/26	1,881	—	(158)
Dayforce, Inc. (MT)	OBFR +0.38% (Q)	JPM	11/19/26	2,111	—	2
Hang Seng Bank, Limited (MT)	OBFR +0.55% (Q)	JPM	10/15/26	766	—	5
					—	(15)
Total return swap agreements - paying return
Equity
Anglo American PLC (MT)	OBFR -0.35% (Q)	BOA	09/25/26	(227)	—	(15)
Coeur Mining, Inc. (MT)	OBFR -0.35% (M)	GSC	11/05/26	(406)	—	(117)
Fifth Third Bancorp (MT)	OBFR -0.35% (M)	GSC	11/05/26	(1,502)	—	(179)
Former Charter Communications Parent, Inc. (MT)	OBFR -0.35% (Q)	GSC	01/29/26	(1,694)	—	255
Palo Alto Networks, Inc. (MT)	OBFR -0.35% (Q)	GSC	10/29/26	(8,595)	—	1,440
Union Pacific Corporation (MT)	OBFR -0.35% (M)	GSC	11/05/26	(2,899)	—	(85)
Anglo American PLC (MT)	OBFR -0.35% (Q)	JPM	09/26/26	(586)	—	(84)
Fifth Third Bancorp (MT)	OBFR -0.25% (Q)	JPM	12/16/26	(394)	—	8
Huntington Bancshares Incorporated (MT)	OBFR -0.25% (Q)	JPM	09/15/26	(682)	—	17
Union Pacific Corporation (MT)	OBFR -0.25% (Q)	JPM	08/22/26	(1,433)	—	(67)
					—	1,173

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)[1]	Total ($)
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	412,206	35,333	10	—	447,549
Corporate Bonds And Notes	—	248,389	—	—	248,389
Private Investment Funds	—	—	—	113,908	113,908
Non-U.S. Government Agency Asset-Backed Securities	—	76,029	430	—	76,459
Government And Agency Obligations	—	49,356	—	—	49,356
Senior Floating Rate Instruments[2]	—	4,379	271	—	4,650
Other Equity Interests	—	—	2,559	—	2,559
Preferred Stocks	1,367	—	—	—	1,367
Rights	105	—	46	—	151
Warrants	107	—	1	—	108
Short Term Investments	236,166	37,065	—	—	273,231
	649,951	450,551	3,317	113,908	1,217,727
Liabilities - Securities
Common Stocks	(196,973)	(1,835)	—	—	(198,808)
Investment Companies	(58,125)	—	—	—	(58,125)
Government And Agency Obligations	—	(12,277)	—	—	(12,277)
Corporate Bonds And Notes	—	(37)	—	—	(37)
	(255,098)	(14,149)	—	—	(269,247)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	55	—	—	—	55
Exchange Traded Purchased Options	71	—	—	—	71
Open Forward Foreign Currency Contracts	—	1	—	—	1
OTC Contracts for Difference	—	—	13	—	13
OTC Total Return Swap Agreements	—	1,840	23	—	1,863
	126	1,841	36	—	2,003
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(34)	—	—	—	(34)
Exchange Traded Written Options	(903)	—	—	—	(903)
Open Forward Foreign Currency Contracts	—	(17)	—	—	(17)
OTC Contracts for Difference	—	—	(519)	—	(519)
OTC Total Return Swap Agreements	—	(705)	—	—	(705)
	(937)	(722)	(519)	—	(2,178)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 94.1%
China 16.0%
Alibaba Group Holding Limited (a)	1,462	26,870
Anhui Conch Cement Company Limited - Class A	1,438	4,497
Anhui Gujing Distillery Company Limited - Class B	415	4,655
Bank of Ningbo Co., Ltd. - Class A	1,396	5,609
Bilibili Inc. (b)	136	3,368
BYD Company Limited - Class A	299	4,147
China Construction Bank Corporation - Class H	7,898	7,800
China Pacific Insurance (Group) Co., Ltd. - Class H	1,166	5,266
China Resources Land Limited	1,171	4,082
Chongqing Baiya Sanitary Products Co., Ltd. - Class A	942	2,941
Chongqing Brewery Co., Ltd. - Class A	309	2,310
Contemporary Amperex Technology Co., Limited - Class A	196	10,295
DiDi Global Inc. - Class A - ADR (b)	1,977	10,441
eDraco Travel Limited (a)	3,020	8,713
Fuyao Glass Industry Group Co., Ltd. - Class A	681	6,307
Haitian International Holdings Limited	2,783	7,911
Hosa International Limited (b) (c)	7,408	—
iQIYI, Inc. - Class A - ADR (b) (d)	1,966	3,774
J&T Global Express Limited (b)	5,225	7,023
Kanzhun Limited - ADR	112	2,288
KE Holdings Inc.	663	3,528
Meituan - Class B (a) (b)	176	2,330
NetEase, Inc.	350	9,623
PDD Holdings Inc. - ADR (b)	95	10,685
PICC Property and Casualty Company Limited - Class H	694	1,458
Ping An Insurance (Group) Company of China, Ltd. - Class H	522	4,361
SANY Heavy Industry Co., Ltd. - Class A	1,446	4,370
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	114	3,104
Sunny Optical Technology (Group) Company Limited	538	4,526
Tencent Holdings Limited	464	35,736
Trip.com Group Limited	60	4,266
Wanhua Chemical Group Co., Ltd. - Class A	227	2,487
Xiamen Meitu Technology Co., Ltd.	11,224	10,081
		224,852
India 14.1%
Adani Energy Solutions Limited (b)	311	3,551
Adani Enterprises Limited (b) (c)	32	473
Adani Enterprises Limited	264	6,586
Adani Green Energy (UP) Limited (b)	429	4,844
Adani Ports and Special Economic Zone Limited	308	5,042
Adani Power Limited (b)	3,918	6,217
Ashok Leyland Limited	3,534	7,017
Bajaj Finserv Limited	35	786
Bharti Airtel Limited	391	9,162
Computer Age Management Services Limited	422	3,457
Federal Bank Ltd, The	4,499	13,365
GMR Airports Limited (b)	2,726	3,165
HDFC Bank Limited - ADR	149	5,438
Hindalco Industries Limited	823	8,109
ICICI Bank Limited	1,606	23,931
ICICI Bank Limited - ADR	57	1,698
Indian Hotels Company Limited, The	19	155
Indraprastha Gas Limited	2,384	5,155
Infosys Limited - ADR (d)	211	3,757
ITC Hotels Limited (b)	498	1,095
ITC Limited	2,864	12,834
JSW Energy Limited	183	980
JSW Steel Limited	225	2,913
KFIN Technologies Limited	193	2,309
Lodha Developers Limited	137	1,616
Meesho Limited (b)	1,268	2,542
NHPC Limited	3,780	3,328
Oracle Financial Services Software Limited	22	1,920
Patanjali Foods Limited	541	3,270
Phoenix Mills Limited, The	267	5,500
Power Finance Corporation Limited	495	1,954
Reliance Industries Limited	698	12,203
Shree Cement Limited	23	6,811
Shriram Finance Limited	1,377	15,236
State Bank of India	311	3,398
Sun Pharma Advanced Research Company Limited	244	4,665
Tata Capital Limited (b)	975	3,711
Tata Consultancy Services Limited	14	496
		198,689
Taiwan 12.5%
ADDCN Technology Co., Ltd.	608	3,298
ASE Technology Holding Co., Ltd.	1,066	8,478
BizLink Holding Inc.	248	11,980
Chroma ATE Inc.	233	5,732
Eclat Textile Corporation Ltd.	346	4,224
Kerry TJ Logistics Company Limited	1,275	1,344
Lite-On Technology Corporation	2,457	12,789
Lumax International Corp., Ltd.	248	848
MediaTek Inc.	332	15,074
Sporton International Inc.	838	4,269
Taiwan Semiconductor Manufacturing Company Limited	2,168	106,961
		174,997
Brazil 10.3%
American Beverage Co Ambev - ADR (d)	1,267	3,131
B3 S.A. - Brasil, Bolsa, Balcao	852	2,140
Banco BTG Pactual S/A	1,019	9,723
BRBI BR Partners S.A.	1,175	4,274
Caixa Seguridade Participacoes S/A	4,026	12,187
Centrais Eletricas Brasileiras S/A - Eletrobras	530	4,892
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	614	14,905
Companhia Paranaense De Energia	584	1,392
CPFL Energia S/A	91	884
Embraer S.A.	322	5,203
Embraer S.A. - ADR	59	3,812
Eneva S.A. (b)	759	2,791
Equatorial Energia S.A.	390	2,726
Gps Participacoes E Empreendimentos S.A.	2,715	7,980
Inter & Co, Inc. - Class A	1,357	11,506
Klabin S.A.	570	1,940
NU Holdings Ltd. - Class A (b)	265	4,433
Petroleo Brasileiro S/A Petrobras. - ADR	642	7,606
Prio S.A. (b)	847	6,360
Rede D'or Sao Luiz S.A.	744	5,503
Tegma Gestao Logistica S/A	1,370	9,229
Totvs S.A.	1,382	10,603
Vale S.A. - ADR	461	6,010
Vivara Participacoes S.A.	869	5,259
		144,489
South Korea 10.0%
Coupang, Inc. - Class A (b)	244	5,745
Coway Co., Ltd.	58	3,476
Duzon Bizon Co., Ltd.	96	5,664
Hanwha Aerospace Co., Ltd.	5	3,077
HD Hyundai Marine Solution Co., Ltd.	58	7,765
Hyundai Motor Company	30	6,102
Hyundai Rotem Company	28	3,597
KT&G Corporation	7	694
Leeno Industrial Inc.	189	7,891
Nice Information Service Co., Ltd.	623	7,354
S-1 Corporation	114	5,672
Samsung Electronics Co., Ltd.	343	28,399
Samsung Fire & Marine Insurance Co., Ltd.	4	1,523
Samsung Life Insurance Co., Ltd.	71	7,703
Shinhan Financial Group Co., Ltd.	133	7,069
SK Hynix Inc.	60	27,141
SK Square Co., Ltd. (b)	29	7,426
ST Pharm Co., Ltd.	51	4,169
		140,467
Mexico 4.2%
BBB Foods Inc. - Class A (b)	152	5,070
CEMEX S.A.B. de C.V. - ADR	1,504	17,286
Corporacion Moctezuma S.A.B. de C.V.	2,232	10,346

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (d)	236	6,176
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	15	3,932
Grupo Financiero Banorte, S.A.B. de C.V.	283	2,615
Grupo Mexico, S.A.B. de C.V. - Class B	716	6,780
Qualitas Controladora, S.A.B. de C.V. (d)	710	7,351
		59,556
Singapore 3.4%
DBS Group Holdings Ltd	73	3,200
Haw Par Corporation Limited	779	9,495
Riverstone Holdings Limited (d)	7,989	5,405
Sea Limited - Class A - ADR (b)	135	17,242
Seatrium Limited (d)	3,580	6,004
Singapore Telecommunications Limited	1,969	6,983
		48,329
Indonesia 2.1%
PT. Avia Avian	110,189	3,341
PT. Bank Central Asia Tbk	16,003	7,830
PT. Bank Mandiri	19,704	6,034
PT. Bank Rakyat Indonesia (Persero) Tbk	18,809	4,130
PT. Dayamitra Telekomunikasi	55,657	2,336
PT. Sarana Menara Nusantara	143,051	5,022
PT. Semen Indonesia Tbk Disingkat Pt Semen Indonesia (persero) Tbk	5,674	899
		29,592
South Africa 2.0%
Capitec Bank Holdings	27	6,839
Clicks Group	250	5,090
FirstRand Limited	1,971	10,786
Rand Merchant Investment Holdings Limited	1,154	4,990
Standard Bank Group	24	425
		28,130
Poland 1.9%
Allegro.eu (a) (b)	858	7,392
Grupa Pracuj Spolka Akcyjna	685	8,852
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	107	2,537
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	351	6,500
XTB Spolka Akcyjna	40	808
		26,089
Thailand 1.8%
Bangkok Bank Public Company Limited	393	2,111
Humanica Public Company Limited	11,807	1,890
KASIKORNBANK Public Company Limited	331	2,039
Krungthai Bank Public Company Limited	2,758	2,473
Siam Commercial Bank Public Company Limited, The	974	4,292
True Corporation Public Company Limited - NVDR	22,647	7,829
Union Auction Public Company Limited	24,952	4,591
		25,225
United Arab Emirates 1.7%
Adnoc Drilling Company PJSC	3,921	5,704
Adnoc Gas	3,068	2,966
Aldar Properties - PJSC	1,097	2,599
Alpha Dhabi Holding	1,346	3,484
First Abu Dhabi Bank PJSC	630	2,994
International Holdings Company PJSC - Dubai Branch (b)	55	5,967
NMC Health PLC (c)	119	—
		23,714
United States of America 1.7%
Coca-Cola Company, The	74	5,152
Cognizant Technology Solutions Corporation - Class A	81	6,692
ESAB Corporation	33	3,645
Philip Morris International Inc.	50	8,034
		23,523
Malaysia 1.5%
Carlsberg Brewery Malaysia Berhad	977	4,022
CIMB Group Holdings Berhad	4,133	8,393
Heineken Malaysia Berhad	1,499	8,487
		20,902
Hong Kong 1.5%
AIA Group Limited	557	5,709
Futu Holdings Limited - ADR	18	3,010
Melco Resorts & Entertainment Limited - ADR (b)	601	4,553
Wasion Holdings Limited	1,476	3,257
Xinyi Glass Holdings Limited (d)	3,777	4,010
		20,539
Greece 1.4%
Eurobank S.A. (b)	330	1,324
National Bank of Greece S.A. - Class R	152	2,309
Optima Bank S.A.	786	7,127
Piraeus Bank S.A. (b)	1,172	9,330
		20,090
Saudi Arabia 1.4%
Al Rajhi Banking and Investment Corporation	112	2,907
BUPA Arabia for Cooperative Insurance Company	110	4,086
Saudi Arabian Oil Company (a)	391	2,482
Saudi National Bank, The	894	9,008
The Company For Cooperative Insurance	17	538
		19,021
Peru 1.1%
Credicorp Ltd.	46	13,342
Ferreycorp S.A.A.	2,223	2,579
		15,921
Netherlands 0.9%
Prosus N.V. - Class N (d)	197	12,169
Hungary 0.7%
OTP Bank Nyrt.	96	10,312
Switzerland 0.6%
Coca-Cola HBC AG	48	2,503
VAT Group AG (a)	12	5,903
		8,406
Sweden 0.6%
Epiroc Aktiebolag - Class B	388	7,821
United Kingdom 0.5%
HSBC Holdings PLC	133	2,106
Unilever PLC - ADR	67	4,369
		6,475
Argentina 0.4%
Grupo Financiero Galicia S.A. - Class B - ADR (d)	71	3,824
Tenaris S.A.	125	2,405
		6,229
Kazakhstan 0.4%
Joint Stock Company Kaspi.Kz - ADR (a) (b)	78	6,107
France 0.4%
TotalEnergies SE	89	5,857
Canada 0.3%
Celestica Inc. (b)	17	4,954
Turkey 0.2%
TAV Havalimanlari Holding Anonim Sirketi - Class A (b)	442	3,076
Chile 0.2%
Banco Internacional	14,917	2,876
Austria 0.2%
Erste Group Bank AG	20	2,407
Philippines 0.1%
International Container Terminal Services, Inc.	158	1,525
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (c)	627	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel (a) (b) (c)	200	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (c)	101	—
Public Joint Stock Company Novatek (a) (b) (c)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (c)	1	—
Public Joint Stock Company Sberbank of Russia (a) (b) (c)	544	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (c)	2,990	—
Public Joint-Stock Company Lukoil Oil Company - ADR (a) (b) (c)	47	—
		—
Total Common Stocks (cost $1,120,603)		1,322,339
PREFERRED STOCKS 2.2%
Brazil 1.7%
Banco Bradesco S/A. (e)	1,239	4,084
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (b)	139	1,249
Gerdau S.A.	1,130	4,182
Itau Unibanco Holding S.A. (e)	1,388	9,884
Petroleo Brasileiro S/A Petrobras. (e)	886	4,973
		24,372
South Korea 0.5%
Samsung Electronics Co., Ltd., 1.00% (f)	99	6,160
Total Preferred Stocks (cost $27,103)		30,532
SHORT TERM INVESTMENTS 3.5%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 3.64% (g) (h)	12,479	12,479
T. Rowe Price Government Reserve Fund - Class I, 3.67% (g) (h)	24,838	24,838
		37,317
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.74% (g) (h)	11,786	11,786
Total Short Term Investments (cost $49,103)		49,103
Total Investments 99.8% (cost $1,196,809)		1,401,974
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 0.2%		2,192
Total Net Assets 100.0%		1,404,165

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) All or a portion of the security was on loan as of December 31, 2025.

(e) Convertible security.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	35,978	496,750	520,249	945	—	—	12,479	0.9
JNL Government Money Market Fund, 3.74% - Class SL	1,723	73,744	63,681	283	—	—	11,786	0.8
T. Rowe Price Government Reserve Fund, 3.67% - Class I	3,144	151,855	130,161	276	—	—	24,838	1.8
	40,845	722,349	714,091	1,504	—	—	49,103	3.5

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	03/10/23	19,958	26,870	1.9
Allegro.eu	09/01/22	5,208	7,392	0.5
eDraco Travel Limited	06/06/23	7,150	8,713	0.6
Joint Stock Company Kaspi.Kz	01/19/23	6,344	6,107	0.5
Meituan - Class B	09/27/24	3,604	2,330	0.2
Public Joint Stock Company Gazprom	06/24/21	5,367	—	—
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	05/03/24	541	—	—
Public Joint Stock Company Mobile Telesystems	11/16/20	876	—	—
Public Joint Stock Company Novatek	11/13/20	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	4,462	—	—
Public Joint-Stock Company Lukoil Oil Company	01/15/21	3,890	—	—
Saudi Arabian Oil Company	10/22/24	2,806	2,482	0.2
VAT Group AG	04/14/25	4,422	5,903	0.4
		69,641	59,797	4.3

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	01/05/26	HKD	204	26	—
PLN/USD	BBH	01/02/26	PLN	196	55	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
PLN/USD	BBH	01/05/26	PLN	216	60	—
USD/HKD	SSB	01/05/26	HKD	(1,360)	(175)	—
USD/HKD	BOA	01/06/26	HKD	(669)	(86)	—
USD/PLN	BOA	01/02/26	PLN	(24)	(7)	—
USD/PLN	BOA	01/05/26	PLN	(8,400)	(2,340)	(1)
ZAR/USD	SSB	01/02/26	ZAR	297	18	—
ZAR/USD	SSB	01/05/26	ZAR	1,490	91	—
					(2,358)	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	190,115	1,131,751	473	1,322,339
Preferred Stocks	—	30,532	—	30,532
Short Term Investments	49,103	—	—	49,103
	239,218	1,162,283	473	1,401,974
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 89.4%
Industrials 25.6%
Acosta, Inc.
2024 Term Loan B, 0.00%, (6 Month Term SOFR + 5.50%), 08/21/31 (a) (b)	120	117
2024 Term Loan B, 9.22%, (6 Month Term SOFR + 5.50%), 08/21/31 (a)	214	209
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.45%, (3 Month Term SOFR + 4.25%), 10/28/27 (a)	539	446
Advisor Group, Inc.
2025 Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 07/17/32 (a)	4,339	4,355
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 6.85%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	2,548	2,553
2024 1st Lien Term Loan B, 6.87%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	1,699	1,702
Air Comm Corporation, LLC
2024 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (a) (b)	27	27
2024 Delayed Draw Term Loan, 6.57%, (3 Month Term SOFR + 2.75%), 11/21/31 (a)	18	18
2025 Term Loan, 6.57%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	285	286
2025 Term Loan, 6.67%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	243	244
AlixPartners, LLP
2025 USD Term Loan, 0.00%, (1 Month Term SOFR + 2.00%), 07/29/32 (a) (b)	1,000	1,001
2025 USD Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 07/29/32 (a)	3,060	3,063
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 07/31/31 (a)	2,149	2,152
American Airlines, Inc.
2025 Term Loan, 6.13%, (3 Month Term SOFR + 2.25%), 04/20/28 (a)	1,642	1,645
2023 1st Lien Term Loan, 0.00%, (6 Month Term SOFR + 2.25%), 05/29/29 (a) (b)	425	425
2023 1st Lien Term Loan, 6.26%, (6 Month Term SOFR + 2.25%), 05/29/29 (a)	397	397
2025 Term Loan B, 7.13%, (3 Month Term SOFR + 3.25%), 05/09/32 (a)	279	280
Amynta Agency Borrower Inc.
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 12/29/31 (a)	575	576
Anticimex International AB
2021 USD Term Loan B1, 7.31%, (SOFR + 3.40%), 07/21/28 (a)	257	258
2024 Term Loan B6, 7.31%, (SOFR + 3.40%), 11/16/28 (a)	499	501
APi Group DE, Inc.
2025 Term Loan, 5.67%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	669	671
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.25%), 10/10/31 (a) (b)	49	50
2024 Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	423	427
Artera Services, LLC
2024 Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	1,081	870
Arthur US Finco Inc
Term Loan B, 9.25%, (3 Month Term SOFR + 5.25%), 11/08/30 (a)	720	652
Astro Acquisition, LLC
2025 Term Loan B, 7.12%, (6 Month Term SOFR + 3.25%), 08/14/32 (a)	908	913
Aurora Lux Finco S.a r.l
2025 Term Loan B, 9.15%, (SOFR + 5.25%), 09/05/32 (a)	760	753
Azuria Water Solutions, Inc.
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 05/17/28 (a)	2,140	2,148
AZZ Inc.
Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 05/06/29 (a)	151	151
Barnes Group Inc
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 12/11/31 (a)	1,623	1,625
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	1,307	1,292
Beach Acquisition Bidco LLC
USD Term Loan B, 7.31%, (3 Month Term SOFR + 3.25%), 06/25/32 (a)	2,930	2,950
Bleriot US Bidco Inc.
2023 Term Loan B, 6.50%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	266	267
BradyPlus Holdings LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 12/11/32 (a) (b)	1,730	1,710
BrightView Landscapes, LLC
2025 Term Loan B, 5.84%, (3 Month Term SOFR + 2.00%), 04/20/29 (a)	2,469	2,469
Calpine Construction Finance Company, L.P.
2025 Repriced Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 07/31/30 (a)	2,064	2,065
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	1,135	664
Chart Industries, Inc.
2024 Term Loan B, 6.48%, (3 Month Term SOFR + 2.50%), 03/15/30 (a)	574	575
CHG Healthcare Services Inc.
2025 Term Loan B1, 6.59%, (3 Month Term SOFR + 2.75%), 09/29/28 (a)	754	757
Chromalloy Corporation
2024 Term Loan B, 7.23%, (3 Month Term SOFR + 3.25%), 03/21/31 (a)	374	376
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 7.09%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	4,321	4,322
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 03/27/32 (a) (b)	12	12
2025 Delayed Draw Term Loan, 7.03%, (1 Month Term SOFR + 3.25%), 03/27/32 (a)	44	44
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 03/27/32 (a)	3,313	3,308
Colossus Acquireco LLC
Term Loan B, 5.87%, (SOFR + 1.75%), 06/12/32 (a)	1,995	1,993
Congruex Group LLC
Term Loan, 5.49%, (3 Month Term SOFR + 1.50%), 04/26/29 (a)	113	92
Constant Contact Inc.
Term Loan, 8.17%, (SOFR + 4.00%), 02/10/28 (a)	1,348	1,282
Construction Partners Inc.
Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	351	353
Core & Main LP
2024 Term Loan E, 5.69%, (3 Month Term SOFR + 2.00%), 02/09/31 (a)	211	211
Cornerstone Building Brands, Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 04/12/28 (a) (b)	50	39
2021 Term Loan B, 7.10%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	1,257	980
2022 Term Loan, 9.38%, (1 Month Term SOFR + 5.63%), 08/01/28 (a)	89	70
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	254	179
Corpay Technologies Operating Company LLC
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 10/03/32 (a)	525	525
Corporation Service Company
Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 08/10/29 (a)	540	540
CPI Holdco B LLC
2024 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	1,808	1,811

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
2025 Add-on Term Loan B, 8.00%, (Prime + 1.00%), 05/19/31 (a)	138	138
CPM Holdings, Inc.
2023 Term Loan, 8.34%, (1 Month Term SOFR + 4.50%), 09/18/28 (a)	157	156
CQP Holdco LP
2024 1st Lien Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 12/31/30 (a)	4,299	4,312
Crown Equipment Corporation
2025 1st Lien Term Loan B, 5.77%, (1 Month Term SOFR + 2.00%), 10/10/31 (a)	298	300
Crown Subsea Communications Holding,Inc.
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 01/30/31 (a)	2,711	2,729
Darktrace PLC
1st Lien Term Loan, 7.19%, (3 Month Term SOFR + 3.25%), 07/02/31 (a)	1,213	1,217
2nd Lien Term Loan, 9.19%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	250	247
Dayforce, Inc.
2025 Term Loan B, 5.84%, (3 Month Term SOFR + 2.00%), 03/01/31 (a)	311	311
Deep Blue Operating I LLC
Term Loan, 6.59%, (1 Month Term SOFR + 2.75%), 09/17/32 (a)	2,213	2,218
DG Investment Intermediate Holdings 2, Inc.
2024 Delayed Draw Term Loan, 0.00%, (SOFR + 3.75%), 07/01/32 (a) (b)	39	39
2025 Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 07/01/32 (a)	846	846
2025 2nd Lien Term Loan, 9.42%, (1 Month Term SOFR + 5.50%), 07/24/33 (a)	140	140
Disco Parent, Inc.
2025 Term Loan B, 7.07%, (3 Month Term SOFR + 3.25%), 08/01/32 (a)	195	196
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	535	536
2024 1st Lien Term Loan B2, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	203	204
Echo Global Logistics, Inc.
Term Loan, 7.77%, (1 Month Term SOFR + 3.75%), 11/09/28 (a)	1,096	1,078
Edelman Financial Center, LLC
2024 Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 04/07/28 (a)	1,489	1,495
EMG Utica, LLC
2025 Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 10/24/29 (a)	342	346
Employbridge Holding Company
2025 First Out Term Loan, 9.50%, (3 Month Term SOFR + 5.50%), 01/19/30 (a)	1,874	1,425
EMRLD Borrower LP
Term Loan B, 6.07%, (3 Month Term SOFR + 2.25%), 05/04/30 (a)	99	99
2024 Term Loan B, 6.12%, (6 Month Term SOFR + 2.25%), 06/18/31 (a)	1,456	1,458
Ensemble RCM, LLC
2024 Term Loan B, 6.84%, (3 Month Term SOFR + 3.00%), 08/01/29 (a)	4,296	4,314
EOC Borrower, LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 01/28/32 (a)	1,474	1,480
Esdec Solar Group B.V.
Term Loan B, 9.26%, (3 Month Term SOFR + 5.00%), 08/23/28 (a)	417	190
Fertitta Entertainment, LLC
2022 Term Loan B, 6.97%, (1 Month Term SOFR + 3.25%), 01/13/29 (a) (c)	6,110	6,107
Fleet Midco I Limited
2024 1st Lien Term Loan B, 6.54%, (6 Month Term SOFR + 2.50%), 04/18/30 (a)	1,723	1,729
Fortress Intermediate 3, Inc.
2025 Term Loan B, 6.78%, (1 Month Term SOFR + 3.00%), 06/27/31 (a)	2,884	2,882
Genesee & Wyoming Inc. (New)
2024 Term Loan, 5.75%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	702	702
Genmab AS
Term Loan B, 8.75%, (Prime + 2.00%), 11/19/32 (a)	885	889
Gloves Buyer, Inc.
2025 Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 01/16/32 (a)	3,520	3,498
Green Infrastructure Partners Inc.
USD Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/18/32 (a)	1,908	1,908
Griffon Corporation
2024 Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 01/24/29 (a)	386	388
Groupe Solmax Inc.
Term Loan, 8.78%, (1 Month Term SOFR + 4.75%), 06/28/28 (a)	669	549
Term Loan, 9.01%, (3 Month Term SOFR + 4.75%), 06/28/28 (a)	779	639
GTCR Everest Borrower, LLC
Add on Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/05/31 (a)	4,737	4,753
Harbourvest Partners LP
Term Loan, 0.00%, (SOFR + 2.00%), 04/22/30 (a) (b)	440	440
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 04/22/30 (a)	889	889
Hilcorp Energy I L.P.
Term Loan B, 5.74%, (1 Month Term SOFR + 2.00%), 02/05/30 (a)	1,577	1,578
Horizon US Finco LP
Term Loan B, 0.00%, (6 Month Term SOFR + 4.50%), 12/16/31 (a) (b)	30	29
Term Loan B, 8.34%, (6 Month Term SOFR + 4.50%), 12/16/31 (a)	579	564
ICON Luxembourg S.a r.l.
2024 LUX Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	199	201
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 7.75%, (3 Month Term SOFR + 3.75%), 12/06/28 (a)	764	768
John Bean Technologies Corp
Term Loan, 5.67%, (1 Month Term SOFR + 1.75%), 01/02/32 (a)	189	189
Johnstone Supply LLC
Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 06/09/31 (a)	479	481
Kaman Corporation
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.50%), 01/30/32 (a) (b)	108	108
2025 Term Loan B, 6.23%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	69	69
2025 Term Loan B, 6.32%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	941	945
2025 Delayed Draw Term Loan, 6.43%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	11	11
2025 Term Loan B, 6.54%, (6 Month Term SOFR + 2.50%), 01/30/32 (a)	245	246
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.17%, (1 Month Term SOFR + 3.25%), 01/25/29 (a)	2,285	2,261
KNS Acquisition Corp.
2024 Term Loan A, 8.84%, (1 Month Term SOFR + 5.00%), 04/19/30 (a)	340	335
2024 Term Loan B, 10.09%, (1 Month Term SOFR + 6.25%), 10/19/30 (a)	327	276
Kohler Energy Co LLC
USD Term Loan B, 7.75%, (3 Month Term SOFR + 3.75%), 01/30/31 (a)	3,451	3,467
KUEHG Corp.
2025 Term Loan, 6.75%, (3 Month Term SOFR + 2.75%), 06/12/30 (a)	83	80
LaserShip, Inc.
2024 New Money Term Loan A, 10.25%, (3 Month Term SOFR + 6.25%), 01/02/29 (a)	122	123
2024 Term Loan B, 5.76%, (3 Month Term SOFR + 1.50%), 08/10/29 (a)	353	262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.58%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	1,324	1,240
2025 Incremental Term Loan, 8.73%, (1 Month Term SOFR + 5.00%), 06/06/31 (a)	360	359
LC AHAB US Bidco LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	376	376
Madison IAQ LLC
Term Loan, 6.70%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	846	850
2025 Repriced Term Loan, 6.64%, (3 Month Term SOFR + 2.75%), 03/26/32 (a)	3,329	3,347
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 09/26/31 (a)	2,996	3,014
MajorDrive Holdings IV LLC
Term Loan B, 8.26%, (3 Month Term SOFR + 4.00%), 05/12/28 (a)	2,051	1,856
Maximus, Inc.
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 05/21/31 (a)	192	192
Modena Buyer LLC
Term Loan, 8.09%, (3 Month Term SOFR + 4.25%), 04/03/31 (a)	2,342	2,327
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 05/22/32 (a) (b)	20	20
Delayed Draw Term Loan, 7.25%, (3 Month Term SOFR + 3.25%), 05/22/32 (a)	30	30
Term Loan, 7.25%, (3 Month Term SOFR + 3.25%), 05/22/32 (a)	394	390
MV Holding GmbH
2025 USD Term Loan B, 5.72%, (1 Month Term SOFR + 2.00%), 02/19/32 (a)	298	299
Neptune BidCo US Inc.
2022 USD Term Loan A, 8.76%, (3 Month Term SOFR + 4.75%), 10/11/28 (a)	434	428
2022 USD Term Loan B, 9.03%, (3 Month Term SOFR + 5.00%), 04/11/29 (a)	2,995	2,958
Nielsen Consumer Inc.
2025 USD 1st Lien Term Loan, 6.42%, (1 Month Term SOFR + 2.50%), 10/04/30 (a)	672	672
Nourish Buyer I Inc
2025 Term Loan B, 8.25%, (1 Month Term SOFR + 4.50%), 07/08/32 (a)	630	633
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 11/17/31 (a)	2,970	2,971
OMNIA Partners LLC
2024 Term Loan B, 6.61%, (3 Month Term SOFR + 2.75%), 07/25/30 (a)	952	955
Optiv Security, Inc.
2023 Term Loan, 9.11%, (3 Month Term SOFR + 5.25%), 08/17/26 (a)	597	421
Osmose Utilities Services, Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 06/18/28 (a) (b)	175	172
Term Loan, 7.28%, (1 Month Term SOFR + 3.25%), 06/18/28 (a)	965	946
Parexel International Corporation
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 12/09/31 (a) (b)	1,048	1,050
2025 Repriced Term Loan B, 6.51%, (1 Month Term SOFR + 2.75%), 12/09/31 (a)	1,518	1,522
Park River Holdings Inc.
2025 Term Loan, 8.49%, (3 Month Term SOFR + 4.50%), 09/24/32 (a)	545	548
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 02/25/28 (a) (b)	859	850
2021 Term Loan B, 7.51%, (3 Month Term SOFR + 3.25%), 02/25/28 (a)	766	757
Phoenix Aviation Capital, LLC
Term Loan B, 7.11%, (3 Month Term SOFR + 3.25%), 10/09/30 (a)	3,000	2,968
PHRG Intermediate LLC
2025 Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 02/13/32 (a)	956	949
Pinnacle Buyer LLC
Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (a) (b)	85	86
Term Loan, 6.49%, (3 Month Term SOFR + 2.50%), 09/11/32 (a)	3,402	3,412
Pitney Bowes Inc.
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 01/31/32 (a)	2,201	2,185
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 07/03/28 (a)	50	50
Prime Security Services Borrower, LLC
2025 Incremental Term Loan B, 5.58%, (1 Month Term SOFR + 1.75%), 03/08/32 (a)	1,995	1,989
Propulsion (BC) Finco S.a r.l.
2025 Repriced Term Loan B, 0.00%, (1 Month Term SOFR + 2.50%), 11/21/32 (a) (b)	1,500	1,506
2025 Repriced Term Loan B, 6.37%, (1 Month Term SOFR + 2.50%), 11/21/32 (a)	472	474
PUG LLC
2024 Extended Term Loan B, 0.00%, (1 Month Term SOFR + 4.75%), 03/12/30 (a) (b)	1,350	1,336
2024 Extended Term Loan B, 8.67%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	1,328	1,314
QuidelOrtho Corp
Term Loan, 8.00%, (3 Month Term SOFR + 4.00%), 08/13/32 (a)	4,357	4,351
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.17%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	2,980	2,990
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	1,798	1,803
QXO Inc.
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 04/30/32 (a)	186	186
Rand Parent, LLC
2025 Term Loan B, 7.00%, (3 Month Term SOFR + 3.00%), 03/18/30 (a)	2,298	2,302
Roper Industrial Products Investment Company LLC
2024 USD 1st Lien Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 11/23/29 (a)	3,390	3,409
SGH2 LLC
2025 USD Term Loan B, 8.51%, (3 Month Term SOFR + 4.50%), 07/16/32 (a)	284	285
Shift4 Payments, LLC
2025 Term Loan, 6.75%, (3 Month Term SOFR + 2.50%), 05/12/32 (a)	95	95
Smyrna Ready Mix Concrete, LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 04/02/29 (a)	3,403	3,420
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.37%, (3 Month Term SOFR + 2.50%), 12/04/31 (a)	1,568	1,566
Spectris Plc
USD Term Loan, 6.49%, (3 Month Term SOFR + 2.75%), 09/26/32 (a)	608	610
Spin Holdco Inc.
2021 Term Loan, 8.02%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	3,145	2,418
Star Parent Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	1,935	1,937
Stonepeak Bayou Holdings LP
Term Loan B, 6.74%, (3 Month Term SOFR + 2.75%), 09/24/32 (a)	2,908	2,606
Stonepeak Nile Parent LLC
2025 Term Loan B, 6.15%, (3 Month Term SOFR + 2.25%), 04/09/32 (a)	3,094	3,092
Student Transportation of America Holdings, Inc.
Term Loan B, 6.94%, (3 Month Term SOFR + 3.25%), 06/10/32 (a)	2,935	2,940
Tiger Acquisition, LLC
2025 Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 08/14/32 (a)	454	455

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Titan Acquisition Limited
2024 Term Loan B, 7.59%, (3 Month Term SOFR + 3.75%), 02/01/29 (a)	1,622	1,632
2024 Term Loan B, 7.59%, (3 Month Term SOFR + 3.75%), 02/01/29 (a)	1,622	1,632
TK Elevator Midco GmbH
2025 USD Term Loan B, 6.95%, (6 Month Term SOFR + 2.75%), 04/30/30 (a)	4,150	4,174
TransDigm, Inc.
2023 Term Loan J, 6.50%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	7,666	7,692
2025 Term Loan M, 6.50%, (3 Month Term SOFR + 2.50%), 08/13/32 (a)	4,050	4,066
2024 Term Loan L, 6.50%, (3 Month Term SOFR + 2.50%), 09/05/32 (a)	489	491
Turquoise Topco Ltd.
Term Loan, 0.00%, (SOFR + 3.25%), 08/13/32 (a) (b)	2,775	2,737
United Airlines, Inc.
2024 1st Lien Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 02/22/31 (a)	3,013	3,023
US Fertility Enterprises LLC
2024 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 10/03/31 (a) (b)	8	8
2024 Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 10/03/31 (a)	246	246
Term Loan, 0.00%, (SOFR + 3.50%), 12/11/32 (a) (b)	270	271
Van Pool Transportation LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 06/18/30 (a) (b)	12	12
2025 Delayed Draw Term Loan, 7.25%, (3 Month Term SOFR + 3.25%), 06/18/30 (a)	19	19
2025 Term Loan, 7.25%, (3 Month Term SOFR + 3.25%), 06/18/30 (a)	229	230
Vertiv Group Corporation
2025 Term Loan, 5.61%, (1 Month Term SOFR + 1.75%), 08/07/32 (a)	1,945	1,954
Vista Management Holding, Inc.
2025 Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 03/27/31 (a)	3,846	3,878
VM Consolidated, Inc.
2025 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 10/03/32 (a)	364	366
Wash Multifamily Parent Inc.
Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/07/32 (a)	330	332
WEC US Holdings Ltd.
2024 Term Loan, 5.87%, (1 Month Term SOFR + 2.00%), 01/20/31 (a)	1,884	1,886
WestJet Loyalty LP
Term Loan B, 7.25%, (3 Month Term SOFR + 3.25%), 02/01/31 (a)	1,728	1,734
White Cap Buyer LLC
2024 Term Loan B, 7.12%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	920	924
		237,465
Information Technology 15.3%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.50%, (3 Month Term SOFR + 2.50%), 01/24/31 (a)	5,786	5,775
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.50%, (3 Month Term SOFR + 2.50%), 02/07/31 (a)	5,451	5,479
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	2,215	2,220
Athenahealth Group, Inc.
2022 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 01/27/29 (a)	6,129	6,135
BCPE Pequod Buyer Inc
USD Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 09/19/31 (a)	3,676	3,681
Boost Newco Borrower, LLC
2025 USD Term Loan B2, 6.00%, (3 Month Term SOFR + 2.00%), 01/31/31 (a)	763	764
Boxer Parent Company Inc.
2025 USD Term Loan B, 6.82%, (3 Month Term SOFR + 3.00%), 07/30/31 (a)	3,555	3,543
Calabrio, Inc.
2025 First Out Term Loan, 7.82%, (3 Month Term SOFR + 4.00%), 10/24/32 (a)	1,500	1,410
Camelot U.S. Acquisition LLC
2025 Incremental Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 01/31/31 (a)	2,073	2,074
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.02%, (1 Month Term SOFR + 4.00%), 03/15/31 (a)	1,397	1,396
Central Parent Inc.
2024 Term Loan B, 7.25%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	608	514
Chamberlain Group Inc
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 2.75%), 07/22/32 (a)	338	339
Ciena Corporation
2025 Repriced Term Loan B, 5.48%, (1 Month Term SOFR + 1.75%), 10/24/30 (a)	132	132
Cloud Software Group, Inc.
2025 Term Loan B (2031), 7.25%, (3 Month Term SOFR + 3.25%), 03/24/31 (a)	3,509	3,513
2025 Term Loan B (2032), 7.25%, (3 Month Term SOFR + 3.25%), 08/07/32 (a)	2,770	2,772
CoorsTek Inc.
Term Loan B, 6.86%, (3 Month Term SOFR + 3.00%), 10/10/32 (a)	375	378
Cyberswift US Finco, LLC
Term Loan B, 7.91%, (3 Month Term SOFR + 4.00%), 09/22/32 (a)	155	155
Dawn Bidco LLC
Term Loan, 0.00%, (SOFR + 3.00%), 10/07/32 (a) (b)	2,460	2,451
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.92%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	250	224
Delta TopCo, Inc.
2025 Term Loan B, 6.44%, (1 Month Term SOFR + 2.75%), 11/30/29 (a)	586	582
2025 Term Loan B, 6.58%, (1 Month Term SOFR + 2.75%), 11/30/29 (a)	2,230	2,216
Dragon Buyer, Inc.
Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/24/31 (a)	351	351
ECL Entertainment, LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 08/30/30 (a)	291	290
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 10/29/29 (a)	1,553	1,562
EP Purchaser, LLC
2021 Term Loan B, 7.44%, (3 Month Term SOFR + 3.50%), 11/06/28 (a)	69	49
Epicor Software Corporation
2024 Term Loan F, 6.42%, (1 Month Term SOFR + 2.50%), 05/23/31 (a)	5,080	5,094
Gainwell Acquisition Corp.
Term Loan B, 8.10%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	2,271	2,227
Gen Digital Inc.
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 01/28/29 (a)	1,850	1,852
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 01/23/32 (a)	3,048	3,038
Go Daddy Operating Company, LLC
2024 Term Loan B7, 5.67%, (1 Month Term SOFR + 1.75%), 05/21/31 (a)	1,142	1,144
Kaseya Inc.
2025 2nd Lien Term Loan B, 0.00%, (1 Month Term SOFR + 5.00%), 03/07/33 (a) (b)	130	127
2025 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 03/05/32 (a)	1,868	1,868
2025 2nd Lien Term Loan B, 8.92%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	670	654

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
KnowBe4, Inc.
2025 Term Loan, 7.59%, (3 Month Term SOFR + 3.75%), 07/21/32 (a)	500	500
McAfee, LLC
2024 USD 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	2,079	1,912
MH Sub I, LLC
2023 Term Loan, 8.25%, (3 Month Term SOFR + 4.25%), 04/13/28 (a)	2,260	2,096
2024 Term Loan B4, 8.17%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	6,090	5,195
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 06/05/31 (a)	794	796
MKS Instruments, Inc.
2025 USD Repriced Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 08/17/29 (a)	548	550
NCR Atleos LLC
2025 Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 04/16/29 (a)	324	325
Open Text Corporation
2023 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 01/31/30 (a)	3,891	3,891
Peraton Corp.
2nd Lien Term Loan B1, 0.00%, (3 Month Term SOFR + 7.75%), 02/01/29 (a) (b)	295	231
Term Loan B, 7.69%, (3 Month Term SOFR + 3.75%), 02/22/28 (a)	4,319	4,002
Ping Identity Corporation
2025 Term Loan, 6.62%, (3 Month Term SOFR + 2.75%), 10/31/32 (a)	445	446
PointClickCare Technologies, Inc.
2025 Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 11/03/31 (a)	2,778	2,779
Polaris Newco LLC
USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 06/03/28 (a) (b)	500	481
USD Term Loan B, 8.10%, (3 Month Term SOFR + 4.00%), 06/03/28 (a)	3,980	3,832
Priority Holdings, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 07/22/32 (a)	227	223
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.25%, (3 Month Term SOFR + 3.25%), 10/28/30 (a)	1,935	1,931
2025 2nd Lien Incremental Term Loan, 9.00%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	430	411
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 6.61%, (3 Month Term SOFR + 2.75%), 07/02/31 (a)	565	566
Proofpoint, Inc.
2025 Repriced Term Loan, 6.85%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	665	668
2024 Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	2,902	2,915
Qnity Electronics Inc.
Term Loan B, 5.80%, (6 Month Term SOFR + 2.00%), 08/11/32 (a)	3,290	3,302
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 6.61%, (1 Month Term SOFR + 2.75%), 03/15/28 (a)	808	293
2024 First Lien First Out Term Loan, 10.11%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	188	190
RealPage, Inc.
1st Lien Term Loan, 7.26%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	491	490
2024 Incremental Term Loan, 7.75%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	2,128	2,133
Red Planet Borrower, LLC
2025 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 08/07/32 (a)	1,610	1,612
Renaissance Holding Corp.
2024 1st Lien Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 04/05/30 (a)	1,302	1,134
Rocket Software, Inc.
2023 USD Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 11/28/28 (a)	4,913	4,910
Sandisk Corp
Term Loan B, 6.86%, (3 Month Term SOFR + 3.00%), 12/12/31 (a)	725	729
SonarSource Financing LLC
Term Loan, 8.23%, (3 Month Term SOFR + 4.50%), 12/17/30 (a)	430	425
Sovos Compliance, LLC
2025 Repriced Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/13/29 (a)	487	489
SS&C Technologies Inc.
2024 Term Loan B8, 5.92%, (1 Month Term SOFR + 2.00%), 05/09/31 (a)	2,815	2,829
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.07%, (3 Month Term SOFR + 4.25%), 10/11/31 (a)	406	409
UKG Inc.
2024 Term Loan B, 6.34%, (3 Month Term SOFR + 2.50%), 01/30/31 (a)	8,059	8,062
ViaSat, Inc.
Term Loan, 8.53%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	1,547	1,540
2023 Term Loan, 8.35%, (1 Month Term SOFR + 4.50%), 05/30/30 (a)	1,639	1,632
VS Buyer, LLC
2025 Term Loan B, 6.09%, (3 Month Term SOFR + 2.25%), 04/12/31 (a)	1,758	1,763
World Wide Technology Holding Co. LLC
2025 Repriced Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 03/01/30 (a)	3,143	3,145
X Corp.
Term Loan, 10.45%, (3 Month Term SOFR + 6.50%), 10/27/29 (a)	2,578	2,530
2025 Fixed Term Loan, 9.50%, 12/31/99	1,730	1,723
X.Ai Corp
Term Loan, 11.12%, (6 Month Term SOFR + 7.25%), 06/17/30 (a)	379	374
Fixed Term Loan, 12.50%, 06/28/30	140	147
Zelis Payments Buyer, Inc.
Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 09/28/29 (a) (b)	1,500	1,484
Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 09/28/29 (a)	424	419
5th Amendment Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	2,289	2,269
		141,792
Communication Services 11.5%
19th Holdings Golf, LLC
2022 Term Loan B, 7.13%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	1,141	1,148
888 Acquisitions Limited
USD Term Loan B, 9.05%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	2,992	2,549
Academy, Ltd.
2021 Term Loan, 7.74%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	158	158
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 7.89%, (3 Month Term SOFR + 4.00%), 04/08/30 (a)	544	547
Allen Media, LLC
2021 Term Loan B, 9.32%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (c)	5,290	3,688
Allwyn Entertainment Financing US LLC
Term Loan, 0.00%, (SOFR + 2.50%), 11/10/32 (a) (b)	2,000	1,960
Altice Financing S.A.
2022 USD Term Loan, 8.90%, (SOFR + 5.00%), 10/31/27 (a)	5,479	4,037
Altice France S.A.
2025 USD Term Loan B14, 0.00%, (3 Month Term SOFR + 6.88%), 05/31/31 (a) (b)	539	538
2025 USD Term Loan B13, 9.36%, (3 Month Term SOFR + 5.38%), 05/14/29 (a)	753	745
2025 USD Term Loan B14, 10.86%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	6,490	6,481
AMC Entertainment Holdings, Inc.
2024 Term Loan, 10.73%, (1 Month Term SOFR + 7.00%), 01/04/29 (a)	3,642	3,643

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.53%, (1 Month Term SOFR + 5.50%), 07/21/27 (a)	1,380	1,377
High-Yield Term Loan B2, 9.53%, (1 Month Term SOFR + 5.50%), 07/21/27 (a)	895	893
Arches Buyer Inc.
2021 Term Loan B, 7.27%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	2,480	2,484
Arcis Golf LLC
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 11/24/28 (a)	372	372
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.35%, (3 Month Term SOFR + 5.09%), 03/25/26 (a)	1,109	731
2024 Incremental Second Out Term Loan, 11.76%, (3 Month Term SOFR + 7.50%), 03/25/26 (a) (d)	227	227
2024 Bridge Term Loan, 13.96%, (3 Month Term SOFR + 10.00%), 03/25/26 (a)	202	212
2025 5th Amendment Incremental Bridge Loan, 14.16%, (3 Month Term SOFR + 10.00%), 03/25/26 (a)	494	517
Cable One, Inc.
2021 Term Loan B4, 6.03%, (1 Month Term SOFR + 2.00%), 05/03/28 (a)	1,373	1,293
Charter Communications Operating, LLC
2024 Term Loan B5, 6.24%, (3 Month Term SOFR + 2.25%), 11/21/31 (a)	2,980	2,982
Cimpress Public Limited Company
2024 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 05/17/28 (a)	1,245	1,247
City Football Group Limited
2024 Term Loan, 7.03%, (1 Month Term SOFR + 3.00%), 07/21/30 (a)	1,488	1,484
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.03%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	2,888	2,890
CMG Media Corporation
2024 Term Loan, 7.60%, (3 Month Term SOFR + 3.50%), 06/18/29 (a)	5,137	4,781
Coherent Corp
2025 Term Loan B2, 5.67%, (1 Month Term SOFR + 1.75%), 07/02/29 (a)	448	448
CommScope, Inc.
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 12/15/29 (a)	2,021	2,021
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 7.15%, (SOFR + 3.25%), 01/24/32 (a)	360	353
Crown Finance US, Inc.
2025 Term Loan B, 8.34%, (1 Month Term SOFR + 4.50%), 12/02/31 (a)	2,387	2,350
CSC Holdings, LLC
2019 Term Loan B5, 0.00%, (Prime + 1.50%), 04/15/27 (a) (b)	1,750	1,526
Dave & Buster's, Inc.
2024 Term Loan B, 7.13%, (SOFR + 3.25%), 06/29/29 (a)	447	410
2024 1st Lien Term Loan B, 7.20%, (3 Month Term SOFR + 3.25%), 09/26/31 (a)	785	698
DirecTV Financing, LLC
Term Loan, 9.10%, (3 Month Term SOFR + 5.00%), 07/22/27 (a)	271	271
Dotdash Meredith Inc.
2025 Term Loan B, 7.37%, (1 Month Term SOFR + 3.50%), 06/05/32 (a)	600	545
Flutter Financing B.V.
2024 Term Loan B, 5.75%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	2,200	2,196
2025 Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 05/22/32 (a)	2,682	2,682
Frontier Communications Corp.
2025 Term Loan B, 6.24%, (1 Month Term SOFR + 2.50%), 07/01/31 (a)	5,066	5,058
Gray Television, Inc.
2021 Term Loan D, 6.99%, (1 Month Term SOFR + 3.00%), 10/27/28 (a)	162	162
2024 Term Loan B, 9.12%, (1 Month Term SOFR + 5.25%), 05/22/29 (a)	62	62
Great Outdoors Group, LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	12,692	12,756
Herschend Entertainment Company, LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 05/17/32 (a)	224	225
Iridium Satellite LLC
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 09/20/30 (a)	1,515	1,472
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 09/16/32 (a)	665	650
Level 3 Financing Inc.
2025 Repriced Term Loan B4, 0.00%, (1 Month Term SOFR + 3.25%), 03/29/32 (a) (b)	260	261
2025 Repriced Term Loan B4, 7.17%, (1 Month Term SOFR + 3.25%), 03/29/32 (a)	1,195	1,198
Life Time Fitness Inc.
2025 Term Loan, 5.78%, (1 Month Term SOFR + 2.00%), 11/05/31 (a)	610	612
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 10/19/32 (a)	215	215
Lumen Technologies, Inc.
2024 Term Loan A, 9.92%, (1 Month Term SOFR + 6.00%), 06/01/28 (a)	357	358
2024 Extended Term Loan B1, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/29 (a)	3,617	3,593
2024 Extended Term Loan B2, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/30 (a)	3,084	3,063
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 6.42%, (1 Month Term SOFR + 2.50%), 06/23/32 (a)	579	581
Recess Holdings, Inc.
2025 Repriced Term Loan, 7.62%, (3 Month Term SOFR + 3.75%), 02/21/30 (a)	469	472
SBA Senior Finance II LLC
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 01/20/31 (a)	349	350
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.31%, (3 Month Term SOFR + 9.05%), 03/25/26 (a) (c)	497	4
Sinclair Television Group Inc.
Term Loan, 0.00%, (SOFR + 3.30%), 12/31/29 (a) (b)	145	132
2025 Term Loan B7, 0.00%, (1 Month Term SOFR + 4.10%), 12/31/30 (a) (b)	190	172
Telesat Canada
Term Loan B5, 6.83%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	3,000	2,350
TKO Worldwide Holdings, LLC
2025 Term Loan, 5.87%, (3 Month Term SOFR + 2.00%), 11/21/31 (a)	4,064	4,080
Townsquare Media, Inc.
2025 Term Loan, 8.88%, (3 Month Term SOFR + 5.00%), 01/17/31 (a)	157	109
TripAdvisor Inc.
Term Loan, 6.67%, (1 Month Term SOFR + 2.75%), 07/01/31 (a)	212	204
Univision Communications Inc.
2022 Term Loan B, 7.28%, (1 Month Term SOFR + 3.25%), 05/06/28 (a)	2,437	2,416
2024 Term Loan B, 7.53%, (1 Month Term SOFR + 3.50%), 01/31/29 (a)	2,139	2,131
2022 First Lien Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	1,270	1,269
Versant Media Group Inc.
Term Loan, 0.00%, (SOFR + 3.50%), 10/24/30 (a) (b)	515	515
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.05%, (SOFR + 3.17%), 03/06/31 (a)	430	425
Windstream Services, LLC
2025 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 09/24/32 (a)	910	912
		106,291

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Financials 10.1%
Acrisure, LLC
2024 1st Lien Term Loan B6, 6.92%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	10,240	10,222
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 06/07/32 (a)	963	963
Albion Financing 3 S.a r.l.
2025 USD Term Loan, 6.87%, (3 Month Term SOFR + 3.00%), 05/21/31 (a)	2,562	2,576
Alera Group, Inc.
2025 Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 05/21/32 (a)	3,422	3,436
2025 2nd Lien Term Loan, 9.42%, (1 Month Term SOFR + 5.50%), 05/15/33 (a)	135	137
Alliant Holdings Intermediate, LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 09/19/31 (a)	3,525	3,532
AmWINS Group, Inc.
2025 Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 01/23/32 (a)	696	698
Aretec Group, Inc.
2024 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 08/09/30 (a)	2,135	2,141
Asurion LLC
2021 2nd Lien Term Loan B3, 9.28%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	340	338
2022 Term Loan B10, 8.02%, (1 Month Term SOFR + 4.00%), 08/16/28 (a)	1,741	1,742
2023 Term Loan B11, 8.27%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	1,421	1,422
2021 Second Lien Term Loan B4, 9.28%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	3,465	3,396
2024 Term Loan B12, 8.17%, (1 Month Term SOFR + 4.25%), 09/12/30 (a)	4,374	4,372
2025 Term Loan B13, 8.17%, (1 Month Term SOFR + 4.25%), 09/19/30 (a)	499	498
Azorra Soar TLB Finance Ltd
2025 Term Loan B, 6.47%, (3 Month Term SOFR + 2.75%), 10/18/29 (a)	361	362
Boots Group Bidco Ltd
USD Term Loan, 7.21%, (3 Month Term SOFR + 3.50%), 07/22/32 (a)	335	337
BroadStreet Partners, Inc.
2024 Term Loan B4, 6.67%, (1 Month Term SOFR + 2.75%), 05/10/31 (a)	767	769
CFC Bidco 2022 Ltd
Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 05/30/32 (a)	495	481
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.01%, (1 Month Term SOFR + 4.25%), 02/11/28 (a)	1,147	1,125
Citadel Securities LP
2024 First Lien Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 10/31/31 (a)	2,075	2,085
Cotiviti Corporation
2024 Term Loan, 6.62%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	5,474	5,251
2024 Fixed Term Loan B, 7.63%, 02/21/31	230	222
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 09/15/31 (a)	4,825	4,832
Herc Holdings Inc.
Repriced Term Loan B, 5.52%, (1 Month Term SOFR + 1.75%), 06/02/32 (a)	2,000	2,007
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.65%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	800	800
HUB International Limited
2025 Term Loan B, 6.12%, (3 Month Term SOFR + 2.25%), 06/20/30 (a)	4,532	4,553
Hudson River Trading LLC
2024 Term Loan B, 6.49%, (1 Month Term SOFR + 2.75%), 03/18/30 (a)	2,880	2,891
IMC Financing LLC
Term Loan B, 7.23%, (1 Month Term SOFR + 3.50%), 06/02/32 (a)	2,015	2,029
Jane Street Group, LLC
2024 Term Loan B1, 5.82%, (3 Month Term SOFR + 2.00%), 12/10/31 (a)	6,595	6,559
Jones DesLauriers Insurance Management Inc.
2025 Term Loan B, 6.59%, (3 Month Term SOFR + 2.75%), 03/15/30 (a)	216	216
Term Loan, 0.00%, (SOFR + 3.00%), 12/09/32 (a) (b)	190	190
Jump Financial, LLC
2025 1st Lien Term Loan B, 7.50%, (3 Month Term SOFR + 3.50%), 02/26/32 (a) (d)	702	691
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.00%, (3 Month Term SOFR + 4.00%), 06/27/31 (a)	202	131
NEXUS Buyer LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 07/31/31 (a)	2,063	2,032
2025 Incremental Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 07/31/31 (a)	224	223
2025 2nd Lien Term Loan B, 9.67%, (1 Month Term SOFR + 5.75%), 01/30/32 (a)	290	287
Novae LLC
1st Lien Term Loan, 9.15%, (3 Month Term SOFR + 5.00%), 01/19/29 (a) (c)	348	322
Opal Bidco SAS
USD Term Loan B4, 6.90%, (3 Month Term SOFR + 3.00%), 04/28/32 (a)	3,242	3,259
Orion US Finco Inc.
1st Lien Term Loan, 7.43%, (3 Month Term SOFR + 3.50%), 05/21/32 (a)	280	281
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 09/11/31 (a)	2,453	2,455
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 02/16/28 (a)	4,884	4,899
St. George Warehousing & Trucking Co. of CA, Inc.
2024 UnSub FLFO, 0.00%, (3 Month Term SOFR + 8.25%), 10/07/29 (a) (b) (d)	3	2
2024 Second Out Term Loan, 11.59%, (3 Month Term SOFR + 7.50%), 10/03/29 (a) (d)	914	91
2024 UnSub FLFO, 12.34%, (3 Month Term SOFR + 8.25%), 10/07/29 (a) (d)	429	365
Superannuation and Investments US LLC
2025 Repriced Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 12/01/28 (a)	2,226	2,234
Trans Union, LLC
2024 Term Loan B8, 5.67%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	965	966
Truist Insurance Holdings LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 05/06/31 (a) (b)	255	255
2024 Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 05/06/31 (a)	3,951	3,953
USI, Inc.
2024 Term Loan C, 6.25%, (3 Month Term SOFR + 2.25%), 09/27/30 (a)	108	108
Virtu Financial LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 06/21/31 (a)	545	546
		93,282
Consumer Discretionary 9.4%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.67%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	3,895	3,897
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	4,104	4,107
Adient US LLC
2024 Term Loan B2, 6.17%, (1 Month Term SOFR + 2.25%), 01/31/31 (a)	1,068	1,072
Allison Transmission Inc
Term Loan, 0.00%, (SOFR + 1.75%), 11/06/32 (a) (b)	2,240	2,249
American Axle & Manufacturing, Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 02/24/32 (a) (b)	365	365

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
American Trailer World Corp.
Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 02/17/28 (a) (b)	1,500	1,328
Term Loan B, 7.77%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	826	731
Apro, LLC
2024 Term Loan B, 7.68%, (3 Month Term SOFR + 3.75%), 06/26/31 (a)	673	675
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	443	444
Autokiniton US Holdings, Inc.
2024 Term Loan B, 8.03%, (1 Month Term SOFR + 4.00%), 04/06/28 (a)	1,730	1,713
Belron Finance 2019 LLC
2025 Repriced Term Loan B, 6.12%, (3 Month Term SOFR + 2.25%), 10/16/31 (a)	952	957
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 6.17%, (1 Month Term SOFR + 2.25%), 12/13/29 (a)	538	540
Caesars Entertainment Inc.
Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 01/25/30 (a)	7,479	7,412
2024 Term Loan B1, 6.17%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	1,246	1,234
Clarios Global LP
2024 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	2,490	2,491
2025 USD Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	1,177	1,181
CWGS Group, LLC
2021 Term Loan B, 6.53%, (1 Month Term SOFR + 2.50%), 05/25/28 (a)	764	745
EG America LLC
2025 USD Repriced Term Loan, 7.32%, (3 Month Term SOFR + 3.50%), 02/07/28 (a)	2,937	2,946
First Brands Group, LLC
2025 DIP Term Loan, 5.39%, (1 Month Term SOFR + 1.55%), 06/29/26 (a)	813	146
2025 DIP Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/22/27 (a) (d) (e) (f)	2,281	20
2022 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/30/27 (a) (d) (e) (f)	1,695	10
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 10.50%), 03/30/28 (a) (d) (e) (f)	2,682	3
Flynn Restaurant Group LP
2025 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 01/17/32 (a)	770	773
Four Seasons Hotels Limited
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 09/22/32 (a)	87	88
Fugue Finance B.V.
2025 Repriced Term Loan, 6.57%, (3 Month Term SOFR + 2.75%), 01/09/32 (a)	537	538
GEN II Fund Services LLC
2024 Term Loan B, 6.75%, (6 Month Term SOFR + 2.75%), 11/19/31 (a)	417	417
Golden Entertainment, Inc.
2023 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 05/18/30 (a)	768	768
GVC Holdings (Gibraltar) Limited
2025 Term Loan B6 (2029), 6.37%, (3 Month Term SOFR + 2.25%), 10/31/29 (a)	2,810	2,790
2025 Term Loan B5 (2032), 6.37%, (SOFR + 2.25%), 07/30/32 (a)	499	494
Harbor Freight Tools USA, Inc.
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 06/05/31 (a)	992	982
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 05/20/28 (a)	616	617
2024 Incremental Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 01/10/31 (a)	2,314	2,302
HNI Corp
Term Loan B, 5.69%, (3 Month Term SOFR + 2.00%), 11/19/32 (a)	270	271
Hunter Douglas Inc.
2025 USD Term Loan B, 7.25%, (3 Month Term SOFR + 3.00%), 01/14/32 (a)	2,913	2,924
IRB Holding Corp
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 12/15/30 (a)	2,992	2,998
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 04/26/30 (a)	3,735	3,704
Lippert Colipper
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 03/25/32 (a)	313	314
Michaels Companies, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 04/08/28 (a) (b)	800	772
2021 Term Loan B, 8.51%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	1,621	1,564
Openlane Inc.
Term Loan B, 6.36%, (3 Month Term SOFR + 2.50%), 10/01/32 (a)	160	160
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 10.09%, (1 Month Term SOFR + 6.25%), 03/01/26 (a)	331	242
PCI Gaming Authority
Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 05/15/26 (a)	113	113
Peer Holding III B.V.
2025 USD Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 09/29/32 (a) (b)	2,513	2,515
2025 USD Term Loan B, 6.19%, (3 Month Term SOFR + 2.25%), 09/29/32 (a)	275	275
PetSmart, Inc.
2025 USD Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	3,000	2,984
Pye-Barker Fire & Safety, LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 12/10/32 (a) (b)	56	56
2025 Term Loan, 6.20%, (3 Month Term SOFR + 2.50%), 12/10/32 (a)	374	376
Restoration Hardware, Inc.
Term Loan B, 6.53%, (1 Month Term SOFR + 2.50%), 10/15/28 (a)	1,128	1,111
RVR Dealership Holdings, LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 02/08/28 (a) (b)	175	168
Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 02/08/28 (a)	903	868
Sabre GLBL Inc.
2024 Term Loan B1, 10.02%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	484	426
Somnigroup International Inc.
Term Loan B, 6.16%, (SOFR + 2.25%), 10/24/31 (a)	823	828
Splat Super Holdco, LLC
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/24/32 (a) (b)	11	10
2025 Delayed Draw Term Loan, 8.92%, (1 Month Term SOFR + 5.00%), 06/24/32 (a)	8	7
2025 Term Loan, 8.92%, (1 Month Term SOFR + 5.00%), 06/24/32 (a)	242	226
Staples, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.75%), 08/22/29 (a) (b)	160	152
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	4,880	4,623
Station Casinos LLC
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 03/07/31 (a)	1,344	1,347
Sweetwater Borrower, LLC
Term Loan B, 8.28%, (1 Month Term SOFR + 4.25%), 08/03/28 (a)	935	939
Tenneco, Inc.
2022 Term Loan B, 8.99%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	1,496	1,468
2022 Term Loan B, 9.10%, (3 Month Term SOFR + 5.00%), 11/17/28 (a)	4	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
TKC Holdings, Inc.
2024 Term Loan, 8.92%, (1 Month Term SOFR + 5.00%), 05/15/28 (a)	2,488	2,494
Tory Burch LLC
Term Loan B, 7.28%, (1 Month Term SOFR + 3.25%), 04/14/28 (a)	1,090	1,090
Varsity Brands, Inc.
2025 1st Lien Term Loan, 7.03%, (3 Month Term SOFR + 3.00%), 08/26/31 (a)	876	878
Voyager Parent, LLC
Term Loan B, 8.75%, (3 Month Term SOFR + 4.75%), 05/08/32 (a)	1,452	1,451
Term Loan, 0.00%, (SOFR + 4.25%), 07/01/32 (a) (b)	1,000	999
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	475	475
Weber-Stephen Products LLC
2025 Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 09/17/32 (a)	800	800
WH Borrower, LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 02/12/32 (a) (b)	300	301
2025 Term Loan B, 8.39%, (3 Month Term SOFR + 4.50%), 02/12/32 (a)	2,154	2,163
Whatabrands LLC
2024 1st Lien Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	1,123	1,126
		87,257
Health Care 5.9%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.19%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	949	704
ADMI Corp.
2021 Incremental Term Loan B3, 7.78%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	1,596	1,509
2023 Term Loan B5, 9.67%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	673	643
Amneal Pharmaceuticals LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 07/24/32 (a)	3,440	3,466
Aveanna Healthcare, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 09/11/32 (a)	204	206
Bausch & Lomb Corporation
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.25%), 12/17/30 (a)	4,079	4,116
Bausch + Lomb Corp
Term Loan, 0.00%, (SOFR + 3.75%), 01/15/31 (a) (b)	150	151
Bausch Health Companies Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 6.25%), 09/25/30 (a) (b)	25	24
2025 Term Loan B, 10.17%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	2,503	2,440
CNT Holdings I Corp
2025 Term Loan, 6.09%, (3 Month Term SOFR + 2.25%), 11/08/32 (a)	1,029	1,031
DaVita, Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 05/09/31 (a)	612	614
Elanco Animal Health Incorporated
2025 Term Loan B, 5.62%, (1 Month Term SOFR + 1.75%), 10/28/32 (a)	250	250
Embecta Corp
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 01/27/29 (a)	360	360
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 04/23/31 (a)	643	637
Fitness International, LLC
2024 Term Loan B, 8.42%, (1 Month Term SOFR + 4.50%), 01/30/29 (a)	309	310
Global Medical Response, Inc.
2025 Term Loan B, 7.38%, (3 Month Term SOFR + 3.50%), 10/02/28 (a)	4,885	4,913
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (a) (b)	14	14
2024 Delayed Draw Term Loan, 7.32%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	15	15
2024 Delayed Draw Term Loan, 7.42%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	5	5
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 10/16/31 (a)	268	269
Heartland Dental, LLC
2025 Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 07/31/32 (a)	264	265
Help At Home, Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 5.00%), 09/20/31 (a) (b)	175	153
2024 Term Loan B, 8.92%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	996	870
Insulet Corporation
2025 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 08/04/31 (a)	1,295	1,304
Jazz Financing Lux S.a r.l.
2024 1st Lien Term Loan B2, 6.17%, (1 Month Term SOFR + 2.25%), 05/05/28 (a)	4,368	4,384
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.65%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	4,173	4,185
Loire Finco Luxembourg S.a r.l.
2025 USD Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 01/31/30 (a)	204	203
Lumexa Imaging, Inc.
Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 12/12/32 (a)	175	176
MED ParentCo LP
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 04/15/31 (a)	702	703
Medline Borrower, LP
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 1.75%), 10/23/28 (a)	1,191	1,194
2025 Incremental Term Loan B, 5.92%, (1 Month Term SOFR + 1.75%), 10/23/30 (a)	373	374
National Mentor Holdings, Inc.
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 6.00%), 12/05/30 (a) (b)	402	402
2025 1st Lien Term Loan B, 9.76%, (1 Month Term SOFR + 6.00%), 12/05/30 (a)	938	939
Organon & Co
2024 USD Term Loan, 0.00%, (1 Month Term SOFR + 2.25%), 05/19/31 (a) (b)	500	481
2024 USD Term Loan, 6.17%, (1 Month Term SOFR + 2.25%), 05/19/31 (a)	2,562	2,462
Padagis LLC
Term Loan B, 8.95%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	2,253	2,123
Phoenix Guarantor Inc.
2024 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 02/21/31 (a)	2,690	2,702
Radiology Partners Inc.
2025 Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 06/26/32 (a)	2,494	2,487
Raven Acquisition Holdings LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 10/25/31 (a)	3,905	3,916
Sotera Health Holdings, LLC
2025 Term Loan B, 6.34%, (3 Month Term SOFR + 2.50%), 05/30/31 (a)	454	456
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 7.99%, (1 Month Term SOFR + 4.00%), 09/22/28 (a)	2,363	2,372
United FP Holdings, LLC
2019 1st Lien Term Loan, 8.10%, (3 Month Term SOFR + 4.00%), 12/30/26 (a)	964	926
2019 2nd Lien Term Loan, 12.60%, (3 Month Term SOFR + 8.50%), 12/30/27 (a)	155	116
		54,870
Consumer Staples 3.4%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	6,530	6,559

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Aspire Bakeries Holdings LLC
2025 Term Loan B, 7.22%, (1 Month Term SOFR + 3.50%), 12/23/30 (a)	392	393
Avis Budget Car Rental, LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 07/10/32 (a)	328	326
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.53%, (1 Month Term SOFR + 3.50%), 03/17/28 (a)	487	486
C&S Wholesale Grocers Inc
Term Loan B, 8.96%, (3 Month Term SOFR + 5.00%), 08/05/30 (a)	494	481
C&S Wholesale Grocers LLC
Term Loan, 0.00%, (SOFR + 5.00%), 08/05/30 (a) (b)	20	20
Cardenas Markets, Inc.
2022 Term Loan, 10.85%, (3 Month Term SOFR + 6.75%), 07/20/29 (a)	951	731
Celsius Holdings, Inc
2025 Term Loan B, 6.98%, (3 Month Term SOFR + 2.50%), 04/01/32 (a)	303	304
Chobani, LLC
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 10/23/32 (a)	770	773
Del Monte Foods, Inc.
2025 PIK Roll-Up Term Loan, 13.34%, (1 Month Term SOFR + 9.60%), 04/02/26 (a) (d)	537	435
2025 DIP Term Loan, 13.35%, (1 Month Term SOFR + 9.50%), 04/02/26 (a)	666	632
2025 PIK Roll-Up Term Loan, 13.35%, (1 Month Term SOFR + 9.60%), 04/02/26 (a) (d)	343	278
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.00%), 08/31/28 (a) (e) (f)	179	82
2025 PIK Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 11/02/28 (a) (e) (f)	165	76
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.25%), 02/15/29 (a) (e) (f)	1,118	34
Eagle Parent Corp.
2022 Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	1,261	1,262
2025 Incremental Term Loan, 8.25%, (3 Month Term SOFR + 4.25%), 03/17/29 (a) (d)	784	787
Fiesta Purchaser, Inc.
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 2.75%), 02/12/31 (a)	426	425
2025 Repriced Term Loan, 9.28%, (1 Month Term SOFR + 2.75%), 02/12/31 (a)	359	359
Froneri Lux Finco S.a r.l.
2024 USD Term Loan B4, 6.20%, (6 Month Term SOFR + 2.25%), 09/16/31 (a)	348	348
Golden State Food LLC
Term Loan B, 8.16%, (1 Month Term SOFR + 4.00%), 10/07/31 (a)	3,313	3,329
Naked Juice LLC
2025 FLSO Term Loan, 7.35%, (3 Month Term SOFR + 3.25%), 01/24/29 (a)	820	539
2025 FLFO Term Loan, 9.50%, (3 Month Term SOFR + 5.50%), 01/24/29 (a)	988	981
2025 FLTO Term Loan, 10.10%, (3 Month Term SOFR + 6.00%), 01/24/30 (a)	864	220
Newly Weds Foods Inc.
Term Loan B, 5.98%, (1 Month Term SOFR + 2.25%), 03/05/32 (a)	900	900
Olaplex, Inc.
2022 Term Loan, 7.42%, (3 Month Term SOFR + 3.50%), 02/17/29 (a)	140	136
Pegasus BidCo BV
2025 USD Repriced Term Loan B, 6.60%, (3 Month Term SOFR + 2.75%), 07/12/29 (a)	3,008	3,012
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.19%, (3 Month Term SOFR + 3.25%), 04/01/29 (a)	433	426
Primo Brands Corporation
2025 Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 03/31/28 (a)	3,958	3,967
Upfield B.V.
2025 USD Term Loan B12, 8.30%, (6 Month Term SOFR + 3.75%), 01/03/28 (a)	3,561	3,437
		31,738
Materials 3.3%
Arsenal AIC Parent LLC
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	2,056	2,059
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.02%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	631	575
2022 USD Incremental Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 11/04/27 (a) (d)	335	294
Berlin Packaging LLC
2025 Term Loan B7, 7.12%, (1 Month Term SOFR + 3.25%), 06/07/31 (a)	916	918
2025 Term Loan B7, 7.25%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	130	130
2025 Term Loan B7, 7.25%, (3 Month Term SOFR + 3.25%), 06/07/31 (a)	137	137
Charter NEX US, Inc.
2024 Term Loan B1, 6.50%, (1 Month Term SOFR + 2.75%), 12/01/30 (a)	671	672
Chemours Company (The)
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 09/30/32 (a)	1,255	1,238
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.20%, (6 Month Term SOFR + 4.50%), 11/07/30 (a)	970	790
Discovery Purchaser Corporation
Term Loan, 7.61%, (3 Month Term SOFR + 3.75%), 08/04/29 (a)	1,777	1,705
Hexion Holdings Corporation
2024 Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	1,685	1,620
2022 USD 2nd Lien Term Loan, 11.45%, (1 Month Term SOFR + 7.44%), 02/09/30 (a)	176	171
INEOS Quattro Holdings UK Ltd
2023 USD Term Loan, 7.77%, (1 Month Term SOFR + 3.75%), 03/01/30 (a)	171	115
INEOS US Finance LLC
2023 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	2,031	1,637
Klockner-Pentaplast of America, Inc.
2025 PIK DIP New Money Term Loan, 0.00%, (3 Month Term SOFR + 3.00%), 07/27/26 (a) (b)	1,031	914
2021 Term Loan B, 0.00%, (6 Month Term SOFR + 4.72%), 02/04/26 (a) (e) (f)	5,423	877
2025 PIK DIP New Money Term Loan, 6.74%, (3 Month Term SOFR + 3.00%), 07/27/26 (a)	241	214
2025 PIK DIP Roll-Up Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 08/05/26 (a) (b)	404	358
2025 PIK DIP Roll-Up Term Loan, 9.02%, (1 Month Term SOFR + 3.00%), 08/05/26 (a)	1,626	1,443
Kodiak Building Partners Inc.
2024 Term Loan B, 7.75%, (3 Month Term SOFR + 3.75%), 11/26/31 (a)	2,424	2,361
Lonza Group AG
USD Term Loan B, 8.03%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	2,863	2,499
M2S Group Holdings Inc.
Term Loan B, 8.59%, (3 Month Term SOFR + 4.75%), 08/21/31 (a)	930	921
Natgasoline LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 03/25/30 (a) (b)	115	116
2025 Term Loan B, 9.50%, (3 Month Term SOFR + 5.50%), 03/25/30 (a)	412	414
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.52%, (1 Month Term SOFR + 3.50%), 09/22/28 (a)	1,008	1,007
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.04%, (6 Month Term SOFR + 3.25%), 04/03/28 (a)	372	371
2024 USD Term Loan B2, 7.16%, (3 Month Term SOFR + 3.25%), 04/03/28 (a)	652	651

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
SCIH Salt Holdings Inc.
2025 Repriced Term Loan B, 6.52%, (3 Month Term SOFR + 2.75%), 01/31/29 (a)	467	467
Solstice Advanced Materials Inc.
Term Loan B, 5.59%, (3 Month Term SOFR + 1.75%), 09/16/32 (a)	360	362
Spa Holdings 3 Oy
USD Term Loan B, 8.26%, (3 Month Term SOFR + 4.00%), 03/18/28 (a)	292	294
SupplyOne, Inc.
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	202	202
TricorBraun Holdings, Inc.
2021 Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	1,214	1,172
W.R. Grace & Co.-Conn.
2025 Term Loan B, 7.00%, (3 Month Term SOFR + 3.00%), 08/11/32 (a)	424	424
Wilsonart LLC
2024 Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 07/25/31 (a)	2,214	2,142
Windsor Holdings III, LLC
2025 USD Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 08/01/30 (a)	1,849	1,852
		31,122
Energy 2.4%
AL NGPL Holdings, LLC
Term Loan B, 6.19%, (3 Month Term SOFR + 2.25%), 04/16/28 (a)	2,746	2,756
BCP Renaissance Parent LLC
2024 Term Loan B3, 6.50%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	1,177	1,183
Blackfin Pipeline LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 09/29/32 (a)	3,300	3,304
Delek US Holdings, Inc.
2022 Term Loan B, 7.52%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	560	560
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.12%, (3 Month Term SOFR + 3.25%), 12/21/28 (a)	4,012	4,024
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 5.94%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	2,067	2,069
Par Petroleum, LLC
2025 Term Loan B, 6.95%, (3 Month Term SOFR + 3.25%), 02/28/30 (a)	332	333
Prairie ECI Acquiror LP
2025 Repriced Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 08/01/29 (a)	251	252
Rockpoint Gas Storage Partners LP
2025 Repriced Term Loan B, 6.34%, (3 Month Term SOFR + 2.50%), 09/18/31 (a)	678	681
Traverse Midstream Partners LLC
2017 Term Loan, 6.34%, (3 Month Term SOFR + 2.50%), 02/16/28 (a)	3,969	3,973
Venture Global Plaquemines LNG, LLC
2024 Contingency Reserve Delayed Draw Term Loan, 6.14%, (1 Month Term SOFR + 2.23%), 05/25/29 (a) (d)	85	84
Base Term Loan, 6.14%, (1 Month Term SOFR + 2.23%), 05/25/29 (a)	678	674
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.31%, (3 Month Term SOFR + 2.25%), 05/12/32 (a)	2,833	2,842
		22,735
Utilities 2.0%
Alpha Generation LLC
Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 09/19/31 (a)	298	299
BIP PipeCo Holdings LLC
Term Loan B, 6.19%, (3 Month Term SOFR + 2.25%), 12/05/30 (a)	1,011	1,012
Calpine Corporation
2024 Term Loan B5, 5.67%, (1 Month Term SOFR + 1.75%), 12/02/27 (a)	2,000	1,999
Cogentrix Finance Holdco I LLC
Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 02/26/32 (a)	421	423
Goodnight Water Solutions, LLC
2024 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 05/22/29 (a)	965	958
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	203	204
Invenergy Thermal Operating I LLC
2025 Term Loan B, 6.73%, (SOFR + 2.75%), 05/06/32 (a)	654	656
2025 Term Loan C, 6.73%, (SOFR + 3.50%), 05/06/32 (a)	41	41
Lightning Power LLC
Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 08/08/31 (a)	3,649	3,665
New Fortress Energy Inc.
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (a) (b)	1,245	508
2025 Incremental Term Loan B, 9.24%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	2,234	912
NRG Energy, Inc.
2024 Term Loan, 5.59%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	488	489
Talen Energy Supply, LLC
2023 Term Loan B, 6.35%, (3 Month Term SOFR + 2.50%), 05/27/30 (a)	1,611	1,616
2024-1 Incremental Term Loan, 6.35%, (3 Month Term SOFR + 2.50%), 12/10/31 (a)	2,036	2,043
2025 Term Loan B, 5.88%, (SOFR + 2.00%), 10/09/32 (a)	2,308	2,307
Vistra Zero Operating Company, LLC
Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 03/20/31 (a)	1,388	1,372
		18,504
Real Estate 0.5%
Brand Industrial Services Inc
2024 Term Loan B, 8.35%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	2,060	1,873
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan, 6.42%, (1 Month Term SOFR + 2.50%), 01/31/30 (a)	129	130
Greystar Real Estate Partners, LLC
2025 Term Loan B, 6.32%, (3 Month Term SOFR + 2.50%), 08/21/30 (a)	2,234	2,242
		4,245
Total Senior Floating Rate Instruments (cost $848,861)		829,301
CORPORATE BONDS AND NOTES 4.5%
Energy 1.2%
Citgo Petroleum Corporation
8.38%, 01/15/29 (g)	1,750	1,817
Crescent Energy Finance LLC
8.38%, 01/15/34 (g)	2,335	2,316
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (g)	1,885	1,859
NFE Financing LLC
0.00%, 11/15/29 (e) (f) (g)	286	79
NGL Energy Operating LLC
8.38%, 02/15/32 (g)	1,450	1,500
Plains All American Pipeline, L.P.
8.22%(3 Month Term SOFR + 4.37%), (a) (h)	565	565
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (g) (h)	1,090	861
9.50%, 02/01/29 (g)	1,000	1,036
9.88%, 02/01/32 (g)	1,250	1,290
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (g)	40	41
		11,364
Financials 0.9%
Ally Financial Inc.
4.70%, (100, 05/15/26) (h)	1,795	1,770
CrossCountry Intermediate HoldCo, LLC
6.75%, 12/01/32 (g)	1,264	1,284

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (g)	1,213	1,299
7.88%, 04/01/33 (g)	1,146	1,186
OneMain Finance Corporation
4.00%, 09/15/30	980	919
PennyMac Financial Services, Inc.
6.88%, 05/15/32 (g)	1,146	1,197
VistaJet Group Holding S.A.
9.50%, 06/01/28 (g)	1,000	1,035
		8,690
Communication Services 0.7%
CCO Holdings, LLC
5.38%, 06/01/29 (g)	1,408	1,391
Cipher Compute LLC
7.13%, 11/15/30 (g)	1,633	1,665
CMG Media Corporation
8.88%, 06/18/29 (g)	1,132	972
DIRECTV Financing, LLC
8.88%, 02/01/30 (g)	1,727	1,749
Dotdash Meredith, Inc.
7.63%, 06/15/32 (g)	250	227
EchoStar Corporation
10.75%, 11/30/29	603	667
Level 3 Financing, Inc.
4.88%, 06/15/29 (g)	5	5
Liberty Media Corporation
8.25%, 02/01/30	1,500	72
Wulf Compute LLC
7.75%, 10/15/30 (g)	75	77
		6,825
Information Technology 0.4%
Central Parent Inc.
8.00%, 06/15/29 (g)	3,000	2,599
Cloud Software Group, Inc.
9.00%, 09/30/29 (g)	1,125	1,171
X.Ai Corp.
12.50%, 06/30/30 (i)	120	128
		3,898
Consumer Discretionary 0.4%
Carnival Corporation
4.00%, 08/01/28 (g)	1,500	1,477
Sabre GLBL Inc.
11.13%, 07/15/30 (g)	806	672
Univision Communications Inc.
9.38%, 08/01/32 (g)	285	306
Warnermedia Holdings, Inc.
5.05%, 03/15/42	995	703
		3,158
Industrials 0.3%
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (g)	65	50
Icahn Enterprises L.P.
4.38%, 02/01/29	390	335
9.00%, 06/15/30	325	309
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (g)	1,000	1,069
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (g)	856	852
		2,615
Real Estate 0.3%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	615	591
Service Properties Trust
0.00%, 09/30/27 (g) (j)	1,949	1,747
		2,338
Health Care 0.1%
1261229 B.C. Ltd.
10.00%, 04/15/32 (g)	1,133	1,180
Organon & Co.
5.13%, 04/30/31 (g)	65	54
		1,234
Materials 0.1%
First Quantum Minerals Ltd
8.63%, 06/01/31 (g)	1,000	1,052
Consumer Staples 0.1%
Marb Bondco PLC
3.95%, 01/29/31 (g)	846	765
OT MidCo Inc.
10.00%, 02/15/30 (g)	125	49
		814
Total Corporate Bonds And Notes (cost $42,778)		41,988
INVESTMENT COMPANIES 0.9%
Invesco Senior Loan ETF	405	8,511
Total Investment Companies (cost $8,524)		8,511
COMMON STOCKS 0.2%
Industrials 0.1%
Fusion Parent, LLC (d) (e)	8	26
LuxCo 3 (d) (e)	43	760
		786
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	249
iHeartMedia, Inc. - Class A (e)	48	199
		448
Financials 0.0%
AFGlobal Corporation (d) (i)	39	—
FG Parent, LLC (d)	8	282
		282
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (e)	21	—
Elevate Textiles Inc (e)	62	109
		109
Energy 0.0%
New Fortress Energy Inc. (e) (k)	9	10
Vantage Drilling International (d)	—	3
		13
Health Care 0.0%
Inotiv, Inc. (e)	3	2
Total Common Stocks (cost $6,098)		1,640
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
BBAM US CLO I Ltd
Series 2022-D1R-1A, REMIC, 6.90%, (3 Month Term SOFR + 3.00%), 03/30/38 (a)	125	125
Birch Grove CLO 12 Ltd
Series 2025-D1-12A, 6.61%, (3 Month Term SOFR + 2.75%), 04/22/38 (a)	150	150
Brant Point CLO 2025-8 Ltd
Series 2025-D1-8A, 6.85%, (3 Month Term SOFR + 2.85%), 03/31/38 (a)	100	100
CIFC Funding 2018-IV Ltd
Series 2018-D2R-4A, 8.07%, (3 Month Term SOFR + 3.75%), 01/17/38 (a)	100	100
Flatiron RR CLO 30 Ltd
Series 2025-E-30A, REMIC, 9.15%, (3 Month Term SOFR + 5.25%), 04/15/38 (a)	200	201
Palmer Square CLO 2021-2 Ltd
Series 2021-DR2-2A, 8.04%, (3 Month Term SOFR + 4.14%), 04/15/38 (a)	100	99
Total Non-U.S. Government Agency Asset-Backed Securities (cost $775)		775
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (d) (e) (l)	1	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.9%
JNL Government Money Market Fund - Class I, 3.64% (m) (n)	45,179	45,179
Total Short Term Investments (cost $45,179)		45,179
Total Investments 100.0% (cost $952,215)		927,394
Other Assets and Liabilities, Net (0.0)%		(383)
Total Net Assets 100.0%		927,011

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Non-income producing security.

(f) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $35,929 and 3.9% of the Fund.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Multi-Manager Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	18,702	497,581	471,104	1,529	—	—	45,179	4.9

JNL Multi-Manager Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—
X.Ai Corp., 12.50%, 06/30/30	06/20/25	120	128	—
		3,027	128	—

JNL Multi-Manager Floating Rate Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Pinnacle Buyer LLC, Delayed Draw Term Loan, SOFR + 2.50%	569	2
Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	280	2
Titan Acquisition Limited, 2025 Add on Delayed Draw Term Loan, SOFR + 3.75%	1,143	7
	1,992	11

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments[1]	—	826,025	3,287	829,312
Corporate Bonds And Notes	—	41,988	—	41,988
Investment Companies	8,511	—	—	8,511
Common Stocks	450	119	1,071	1,640
Non-U.S. Government Agency Asset-Backed Securities	—	775	—	775
Other Equity Interests	—	—	—	—
Short Term Investments	45,179	—	—	45,179
	54,140	868,907	4,358	927,405

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.6%
Japan 17.2%
Alfresa Holdings Corporation	167	2,593
Alps Alpine Co., Ltd.	387	4,937
AndST HD Inc.	64	1,180
Asahi Intecc Co., Ltd.	52	966
Brother Industries, Ltd.	95	1,890
Chiyoda Corporation (a)	1,204	5,655
Credit Saison Co., Ltd.	152	4,077
Daiichikosho Co., Ltd.	87	938
Electric Power Development Co., Ltd. - Class D	75	1,513
Furukawa Electric Co., Ltd.	57	3,607
GLP J-REIT	1	1,218
Hanwa Co., Ltd.	48	2,196
Integral Corporation (b)	140	2,955
Japan Steel Works, Ltd., The	59	2,913
Kaga Electronics Co., Ltd.	43	1,066
Kobe Steel, Ltd.	155	2,042
Kyushu Electric Power Co., Inc.	471	5,049
Lifedrink Company, Inc.	199	2,203
Mazda Motor Corporation	126	984
Medipal Holdings Corporation	134	2,364
Mitsubishi Motors Corporation	409	970
mixi, Inc.	74	1,295
Nippon Shinyaku Co., Ltd.	49	1,755
NS United Kaiun Kaisha, Ltd.	57	2,233
Persol Holdings Co., Ltd.	987	1,837
Rakus Co., Ltd.	502	3,333
Rakuten Bank, Ltd. (a)	100	4,393
Sankyo Co., Ltd.	192	3,121
Santen Pharmaceutical Co., Ltd.	160	1,658
Shibaura Mechatronics Corporation	28	3,401
Ship Healthcare Holdings, Inc.	105	1,769
Sinfonia Technology Co., Ltd.	56	3,261
Suzuken Co., Ltd.	74	2,908
Taiheiyo Cement Corporation	15	374
The 77 Bank, Ltd.	80	3,861
The Chugoku Electric Power Co.,Inc. (b)	297	1,884
Timee, Inc. (a) (b)	463	3,740
Tohoku-Electric Power Co., Inc.	346	2,544
Tokai Rika Co., Ltd.	11	224
Tokyo Tatemono Co., Ltd.	78	1,759
Tokyu Fudosan Holdings Corporation	425	3,886
Toyo Tire Corporation	110	3,042
Toyoda Gosei	53	1,335
Toyota Boshoku Corporation	202	3,251
transcosmos Inc.	54	1,336
Valor Holdings Co., Ltd.	105	2,260
Yamada Holdings Co., Ltd.	695	2,304
Yonex Co., Ltd.	188	3,986
Zeon Corporation	111	1,273
		119,339
United Kingdom 10.0%
Ashtead Technology Holdings PLC (b)	501	2,094
Babcock International Group PLC	400	6,697
Balfour Beatty PLC	188	1,798
Burberry Group PLC (a)	274	4,672
Computacenter PLC	49	1,937
Cranswick PLC	89	5,936
Currys PLC	1,359	2,307
Drax Group PLC	480	5,408
easyJet PLC	1,021	7,025
FirstGroup PLC	556	1,429
Genus PLC	100	3,494
Inchcape PLC	211	2,190
Jet2 PLC	274	5,193
Keller Group PLC	130	2,903
Melrose Industries PLC	663	5,259
Shawbrook Group PLC (a)	499	3,271
St. James's Place PLC	261	4,881
Trustpilot Group PLC (a)	340	752
Zigup PLC	470	2,433
		69,679
Canada 9.1%
5N Plus Inc. (a)	303	3,910
AGF Management Limited - Class B	617	7,321
Air Canada (a)	92	1,300
Canadian Apartment Properties Real Estate Investment Trust	47	1,270
Celestica Inc. (a)	23	6,801
Centerra Gold Inc.	365	5,251
Definity Financial Corporation	115	6,381
Descartes Systems Group Inc., The (a)	39	3,434
Extendicare Inc.	21	322
Finning International Inc. (b)	145	7,864
Fortuna Mining Corp. (a)	182	1,782
Linamar Corporation	31	1,865
MDA Space Ltd. (a)	156	3,023
Prairiesky Royalty Ltd. (b)	222	4,364
RioCan Real Estate Investment Trust	86	1,167
Russel Metals Inc.	90	2,864
SECURE Waste Infrastructure Corp (b)	339	4,270
Superior Plus Corp. (b)	75	386
		63,575
Taiwan 6.3%
Arcadyan Technology Corporation	308	1,704
BizLink Holding Inc.	96	4,646
E Ink Holdings Inc.	550	3,463
Jentech Precision Industrial Co., Ltd.	56	4,897
Lite-On Technology Corporation	710	3,696
Primax Electronics Ltd	758	1,852
SerComm Corporation	314	796
Simplo Technology Co., Ltd.	510	5,837
Supreme Electronics Co., Ltd.	3,131	7,446
T3EX Global Holdings Corp.	469	1,001
Tripod Technology Corporation	410	4,159
Wah Lee Industrial Corp.	286	978
WNC Corporation	601	1,892
WT Microelectronics Co., Ltd.	329	1,433
		43,800
China 5.9%
FinVolution Group - Class A - ADR	668	3,493
Fufeng Group Limited	1,825	1,846
Harbin Electric Co., Ltd. - Class H	2,174	4,648
Hello Group Inc. - ADR	253	1,654
Joyy Inc. - Class A - ADR	115	7,435
Legend Holdings Corporation - Class H (a) (c)	596	681
TCL Electronics Holdings Limited	3,981	5,308
Weibo Corporation - Class A - ADR	314	3,209
XD Inc. (c)	464	3,860
Xiamen Meitu Technology Co., Ltd.	3,092	2,777
Yangzijiang Shipbuilding (Holdings) Ltd.	2,194	5,941
		40,852
South Korea 5.7%
APR Co., Ltd.	18	2,896
Binggrae Co., Ltd.	15	781
GS Holdings Corp.	52	2,010
Hanwha Corporation	119	6,754
Hyosung Corporation	13	1,001
Hyosung Heavy Industries Co., Ltd.	3	3,781
Hyundai Department Store Co., Ltd.	21	1,315
IM Financial Group Co., Ltd.	90	973
KCC Corporation	3	1,015
Korean Reinsurance Company	129	1,034
LG Innotek Co., Ltd.	38	7,090
LX International Corp.	127	2,866
Samsung Engineering Co., Ltd.	309	5,143
Samsung Securities Co., Ltd.	29	1,526
Youngone Corporation	22	1,224
		39,409
Australia 5.4%
AGL Energy Limited	335	2,082
Domino's Pizza Enterprises Limited (b)	185	2,582
Generation Development Group Limited (b)	742	2,906
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
GrainCorp Limited - Class A	382	1,828
HUB24 Limited	57	3,654
Lynas Rare Earths Limited (a)	305	2,530
Metcash Limited	425	936
Neuren Pharmaceuticals Limited (a)	282	3,493
Perenti Limited	1,513	2,807
PEXA Group Limited (a)	325	2,915
Regis Resources Limited	1,454	7,282
Superloop Limited (a)	1,981	3,418
Vault Minerals Limited (a)	267	966
		37,399
Italy 5.2%
Avio S.p.A.	171	5,881
Buzzi S.p.A.	83	5,052
Cementir Holding N.V.	190	4,162
Hera S.p.A.	209	988
Lottomatica Group S.p.A.	325	8,522
Sol S.p.A.	69	3,976
Unipol Assicurazioni S.p.A.	307	7,378
		35,959
India 4.9%
Cartrade Tech Limited (a)	72	2,260
Dr. Lal Pathlabs Limited	81	1,335
Federal Bank Ltd, The	1,265	3,758
Godfrey Phillips India Limited	79	2,420
Lic Housing Finance Limited	257	1,543
Multi Commodity Exchange of India Limited	20	2,491
National Aluminium Co Ltd	2,337	8,155
Power Finance Corporation Limited	1,114	4,399
PTC India Limited	411	738
Redington Limited	1,463	4,433
Triveni Turbine Limited	446	2,670
		34,202
Germany 3.5%
AlzChem Group AG	1	109
Aroundtown S.A. (a)	257	796
AUTO1 Group SE (a)	120	3,822
HOCHTIEF Aktiengesellschaft	3	1,106
Nordex SE (a)	136	4,618
Scout24 SE (c)	66	6,657
TUI AG (c)	710	7,432
		24,540
Indonesia 2.2%
PT. Adaro Andalan Indonesia Tbk (a)	3,528	1,492
PT. Alamtri Resources Indonesia Tbk	8,633	938
PT. Aneka Tambang	39,704	7,476
PT. Bank Syariah Indonesia Tbk	20,310	2,719
PT. Indo Tambangraya Megah Tbk	971	1,274
PT. Japfa Comfeed Indonesia Tbk.	6,096	960
PT. Perusahaan Gas Negara	5,003	573
		15,432
Sweden 2.1%
Ambea AB ( publ ) (c)	69	1,053
Apotea AB (publ) (a) (b)	402	4,020
Bonesupport Holding AB (a)	103	2,102
MIPS AB	80	3,044
RaySearch Laboratories AB (publ) - Class B	179	4,429
		14,648
Brazil 2.0%
Embraer S.A.	351	5,670
Inter & Co, Inc. - Class A	373	3,167
OdontoPrev S.A.	608	1,241
Prio S.A. (a)	112	841
Totvs S.A.	404	3,103
		14,022
Israel 2.0%
Bezeq Israel Communications Company Ltd	600	1,336
Tower Semiconductor Ltd. (a)	38	4,492
ZIM Integrated Shipping Services Ltd (b)	373	7,920
		13,748
Denmark 1.8%
ALK-Abello A/S - Class B (a)	121	4,328
Dampskibsselskabet NORDEN A/S	35	1,402
ISS A/S	60	2,053
NKT A/S (a)	35	4,421
		12,204
France 1.4%
Exail Technologies (a) (b)	35	3,334
Exosens	64	3,644
Icade (b)	37	958
SCOR SE	52	1,749
		9,685
Norway 1.4%
Aker Solutions ASA (c)	383	1,165
Hoegh Autoliners ASA	83	795
MPC Container Ships ASA	897	1,561
Norwegian Air Shuttle ASA (a)	560	964
Protector Forsikring ASA	79	4,085
Wallenius Wilhelmsen ASA	102	1,014
		9,584
Switzerland 1.2%
Kuros Biosciences AG (a)	95	3,276
SMG Swiss Marketplace Group Holding AG (a)	108	4,972
		8,248
New Zealand 1.1%
OceanaGold Corporation	277	7,843
Greece 1.0%
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	21	764
Piraeus Bank S.A. (a)	744	5,924
		6,688
United States of America 0.9%
Life360, Inc. - CHESS (a)	140	3,097
Millicom International Cellular S.A.	64	3,532
		6,629
Hong Kong 0.9%
Hysan Development Company Limited	306	743
VSTECS Holdings Limited (b)	5,382	5,404
		6,147
Mexico 0.9%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B (b)	201	2,706
Vista Energy, S.A.B. De C.V. - Series A - ADR (a) (b)	70	3,419
		6,125
Lithuania 0.8%
Baltic Classifieds Group PLC	1,949	5,320
Austria 0.8%
BAWAG Group AG (c)	35	5,304
South Africa 0.7%
Growthpoint Properties Limited	2,256	2,341
Telkom S.A. Ltd	812	2,890
		5,231
Thailand 0.6%
Regional Container Lines Public Co Ltd	3,573	3,098
Sansiri Public Company Limited	29,276	1,241
		4,339
Malaysia 0.6%
Kumpulan Sime Darby Berhad	8,149	4,317
Spain 0.5%
Grenergy Renovables S.A. (a)	37	3,737
Ireland 0.5%
COSMO Pharmaceuticals N.V. - Class N	24	3,200
Belgium 0.3%
Proximus	238	1,972
Singapore 0.2%
Mapletree Commercial Trust Treasury Company Pte. Ltd. (b) (c)	1,458	1,666
Portugal 0.2%
NOS, SGPS, S.A.	329	1,552

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Turkey 0.2%
Torunlar Gayrimenkul Yatirim Ortakligi Anonim Sirketi	634	1,094
United Arab Emirates 0.1%
Dubai Residential REIT (a)	2,958	999
Total Common Stocks (cost $595,243)		678,488
INVESTMENT COMPANIES 0.8%
United States of America 0.8%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	37	5,307
Total Investment Companies (cost $5,286)		5,307
PREFERRED STOCKS 0.3%
Brazil 0.3%
Metalgrafica Iguacu S A	1,419	2,317
Total Preferred Stocks (cost $2,499)		2,317
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	15,656	15,656
Total Short Term Investments (cost $15,656)		15,656
Total Investments 100.9% (cost $618,684)		701,768
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (0.9)%		(6,285)
Total Net Assets 100.0%		695,479

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	8,668	463,947	456,959	457	—	—	15,656	2.3
JNL Government Money Market Fund, 3.74% - Class SL	211	6,682	6,893	26	—	—	—	—
	8,879	470,629	463,852	483	—	—	15,656	2.3

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aker Solutions ASA	04/23/25	1,171	1,165	0.2
Ambea AB ( publ )	09/25/25	957	1,053	0.1
BAWAG Group AG	04/14/25	3,814	5,304	0.8
Legend Holdings Corporation - Class H	08/22/25	912	681	0.1
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/21/24	1,334	1,666	0.2
Scout24 SE	12/12/23	6,528	6,657	1.0
TUI AG	12/22/23	5,916	7,432	1.1
XD Inc.	07/22/25	3,753	3,860	0.5
		24,385	27,818	4.0

JNL Multi-Manager International Small Cap Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	CIT	01/02/26	HKD	1,532	197	—
HKD/USD	BNY	01/05/26	HKD	2,541	326	—
JPY/USD	BBH	01/05/26	JPY	28,305	181	(1)
JPY/USD	HSB	01/05/26	JPY	233,870	1,493	(4)
JPY/USD	BBH	01/06/26	JPY	30,384	194	(1)
JPY/USD	BBH	01/06/26	JPY	15,192	97	—
USD/DKK	SSB	01/02/26	DKK	(2,475)	(389)	—
USD/JPY	BBH	01/06/26	JPY	(35,183)	(225)	—
USD/JPY	HSB	01/06/26	JPY	(156,055)	(996)	2
USD/THB	SSB	01/05/26	THB	(3,843)	(122)	—
					756	(4)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	110,847	567,641	—	678,488
Investment Companies	5,307	—	—	5,307
Preferred Stocks	—	2,317	—	2,317
Short Term Investments	15,656	—	—	15,656
	131,810	569,958	—	701,768
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	2	—	2
	—	2	—	2
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(6)	—	(6)
	—	(6)	—	(6)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 97.4%
Industrials 21.4%
AAON, Inc. (a)	52	4,003
AGCO Corporation	28	2,890
Alamo Group Inc.	20	3,383
AMETEK, Inc.	27	5,441
API Group Corporation (b)	105	4,018
Axon Enterprise, Inc. (b)	8	4,430
Builders FirstSource, Inc. (b)	20	2,089
Caci International Inc. - Class A (b)	7	3,579
Carlisle Companies Incorporated	42	13,232
Carrier Global Corporation	53	2,807
CNH Industrial N.V.	487	4,493
Comfort Systems USA, Inc.	9	8,510
Copart, Inc. (b)	134	5,236
CSX Corporation	142	5,162
Delta Air Lines, Inc.	90	6,272
Equifax, Inc.	31	6,748
ESAB Corporation	42	4,692
Expeditors International of Washington, Inc. - Class A	24	3,639
Fastenal Company	116	4,675
Fortive Corporation	76	4,224
FTI Consulting, Inc. (b)	22	3,784
Graco Inc.	37	3,033
Hubbell Incorporated	9	4,030
IDEX Corporation	36	6,495
Karman Holdings Inc. (b)	21	1,538
Knight-Swift Transportation Holdings Inc. - Class A	84	4,371
L3Harris Technologies, Inc.	15	4,257
Landstar System, Inc.	72	10,447
Lincoln Electric Holdings, Inc.	40	9,514
McGrath RentCorp	58	6,087
Middleby Corporation, The (b)	17	2,587
Mine Safety Appliances Company, LLC	30	4,804
Nordson Corporation	20	4,809
Nvent Electric Public Limited Company	17	1,682
Oshkosh Corporation	53	6,597
Paycom Software, Inc.	25	3,965
Regal Rexnord Corporation	22	3,059
Republic Services, Inc.	14	2,951
Rollins, Inc.	96	5,746
Simpson Manufacturing Co., Inc.	60	9,662
SS&C Technologies Holdings, Inc.	111	9,662
StandardAero, Inc. (b)	65	1,870
Textron Inc.	36	3,156
UFP Industries, Inc.	42	3,781
Unifirst Corporation	18	3,533
Valmont Industries, Inc.	7	2,948
Veralto Corporation	47	4,740
W.W. Grainger, Inc.	6	5,550
Waste Connections, Inc.	18	3,156
Xylem Inc.	74	10,078
		247,415
Financials 16.0%
American Financial Group, Inc.	37	5,074
Arch Capital Group Ltd. (b)	57	5,467
Ares Management Corporation - Class A	65	10,461
Baldwin Insurance Group, Inc., The - Class A (b)	88	2,115
Brown & Brown, Inc.	47	3,746
Carlyle Group Inc., The	70	4,115
Commerce Bancshares, Inc.	30	1,570
Corpay Inc. (b)	22	6,615
Cullen/Frost Bankers, Inc.	36	4,495
F&G Annuities & Life, Inc.	4	120
FactSet Research Systems Inc.	15	4,208
Fairfax Financial Holdings Limited	3	5,825
Fidelity National Financial, Inc. - Class A	53	2,904
First Citizens BancShares, Inc. - Class A	5	10,484
Goosehead Insurance, Inc. - Class A	94	6,902
Hamilton Lane Incorporated - Class A	32	4,298
Hartford Insurance Group, Inc., The	39	5,402
Houlihan Lokey, Inc. - Class A	63	10,844
Huntington Bancshares Incorporated	282	4,900
Kinsale Capital Group, Inc.	11	4,107
MSCI Inc. - Class A	11	6,024
Old Republic International Corporation	103	4,715
Raymond James Financial, Inc.	30	4,882
Ryan Specialty Group Holdings, Inc. - Class A	111	5,757
ServisFirst Bancshares, Inc.	41	2,979
Toast, Inc. - Class A (b)	376	13,368
TPG Inc. - Class A	107	6,822
Tradeweb Markets Inc. - Class A	51	5,538
Truist Financial Corporation	106	5,241
Voya Financial, Inc.	57	4,230
White Mountains Insurance Group Ltd	5	10,151
Willis Towers Watson Public Limited Company	35	11,438
		184,797
Information Technology 14.9%
Akamai Technologies, Inc. (b)	79	6,963
Amphenol Corporation - Class A	133	17,935
Autodesk, Inc. (b)	12	3,552
Check Point Software Technologies Ltd (b)	20	3,748
Cloudflare, Inc. - Class A (b)	92	18,195
Confluent, Inc. - Class A (b)	204	6,184
Datadog, Inc. - Class A (b)	65	8,846
Fair Isaac Corporation (b)	5	9,175
GitLab Inc. - Class A (b)	120	4,522
Keysight Technologies, Inc. (b)	26	5,303
Microchip Technology Incorporated	75	4,785
MKS Inc.	31	5,002
MongoDB, Inc. - Class A (b)	12	4,826
Monolithic Power Systems, Inc.	8	7,382
Nutanix, Inc. - Class A (b)	100	5,169
Okta, Inc. - Class A (b)	65	5,620
Palo Alto Networks, Inc. (b)	20	3,592
Procore Technologies, Inc. (b)	70	5,092
PTC Inc. (b)	33	5,783
Pure Storage, Inc. - Class A (b)	118	7,879
Synopsys, Inc. (b)	12	5,637
Trimble Inc. (b)	149	11,624
Vertex, Inc. - Class A (b)	240	4,789
Workday, Inc. - Class A (b)	21	4,510
Zebra Technologies Corporation - Class A (b)	11	2,550
Zscaler, Inc. (b)	15	3,261
		171,924
Health Care 12.7%
Agilent Technologies, Inc.	36	4,967
Bio-Techne Corporation	64	3,764
Cooper Companies, Inc., The (b)	177	14,500
Edwards Lifesciences Corporation (b)	79	6,735
Exact Sciences Corporation (b)	64	6,551
GE HealthCare Technologies Inc.	78	6,360
HealthEquity, Inc. (b)	69	6,336
Hologic, Inc. (b)	75	5,602
IDEXX Laboratories, Inc. (b)	13	8,486
Insulet Corporation (b)	28	8,016
IQVIA Holdings Inc. (b)	22	4,976
Labcorp Holdings Inc.	43	10,982
Medline Inc. - Class A (b)	86	3,595
Mettler-Toledo International Inc. (b)	4	5,995
Molina Healthcare, Inc. (b)	19	3,332
Penumbra, Inc. (b)	20	6,063
Quest Diagnostics Incorporated	28	4,820
Repligen Corporation (b)	29	4,670
Smith & Nephew PLC - ADR (a)	113	3,706
Steris Public Limited Company	15	3,676
Veeva Systems Inc. - Class A (b)	17	3,795
Waters Corporation (b)	14	5,318
West Pharmaceutical Services, Inc.	51	13,831
		146,076
Consumer Discretionary 12.6%
AutoZone, Inc. (b)	1	3,680
BorgWarner Inc.	86	3,862
Carnival Corporation	203	6,191
CAVA Group, Inc. (b)	58	3,404

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Chewy, Inc. - Class A (b)	121	4,016
Domino's Pizza, Inc.	26	10,566
Expedia Group, Inc.	32	9,217
Floor & Decor Holdings, Inc. - Class A (b)	57	3,471
Global-E Online Ltd. (b)	186	7,303
Hilton Worldwide Holdings Inc.	8	2,327
Lennar Corporation - Class A	49	5,084
Lithia Motors, Inc. - Class A	31	10,349
Lowe`s Companies, Inc.	21	5,052
MercadoLibre, Inc. (b)	5	10,492
Murphy USA Inc.	21	8,377
On Holding AG - Class A (b)	167	7,743
Penske Automotive Group, Inc.	20	3,166
Planet Fitness, Inc. - Class A (b)	15	1,573
Pool Corporation	18	4,016
Restaurant Brands International Limited Partnership	52	3,541
SharkNinja, Inc. (b)	40	4,510
Texas Roadhouse, Inc. - Class A	16	2,689
TopBuild Corp. (b)	26	10,585
Tractor Supply Company	62	3,087
Williams-Sonoma, Inc.	12	2,107
Wingstop Inc.	20	4,770
Wyndham Hotels & Resorts, Inc.	53	4,005
		145,183
Consumer Staples 7.0%
Albertsons Companies, Inc. - Class A	169	2,904
Archer-Daniels-Midland Company	63	3,651
BJ's Wholesale Club Holdings, Inc. (b)	95	8,521
Casey's General Stores, Inc.	8	4,408
Celsius Holdings, Inc. (b)	164	7,518
Coca-Cola Consolidated, Inc.	54	8,331
e.l.f. Beauty, Inc. (b)	37	2,813
Estee Lauder Companies Inc., The - Class A	87	9,120
Freshpet, Inc. (b)	106	6,481
Kroger Co., The	89	5,570
Maplebear Inc. (b)	62	2,811
McCormick & Company, Incorporated	76	5,176
Monster Beverage 1990 Corporation (b)	22	1,687
Performance Food Group Company (b)	53	4,811
Sprouts Farmers Market, Inc. (b)	31	2,470
US Foods Holding Corp. (b)	56	4,256
		80,528
Materials 3.9%
Amrize AG (b)	142	7,661
AptarGroup, Inc.	31	3,769
CF Industries Holdings, Inc.	46	3,565
Crown Holdings, Inc.	29	2,986
Franco-Nevada Corporation	17	3,420
Packaging Corporation of America	30	6,166
RPM International Inc.	46	4,774
Steel Dynamics, Inc.	25	4,300
Titan America	320	5,273
Warrior Met Coal, Inc.	26	2,315
Westlake Corporation	15	1,116
		45,345
Communication Services 3.0%
Atlanta Braves Holdings, Inc. - Series C (b)	96	3,782
News Corporation - Class A	168	4,386
Reddit, Inc. - Class A (b)	27	6,151
Trade Desk, Inc., The - Class A (b)	183	6,973
Universal Music Group N.V. - ADR (a)	606	7,899
Warner Music Group Corp. - Class A	185	5,674
		34,865
Real Estate 2.9%
Camden Property Trust	36	3,963
CoStar Group, Inc. (b)	67	4,538
Equity Lifestyle Properties, Inc.	85	5,138
Lamar Advertising Company - Class A	43	5,418
Mid-America Apartment Communities, Inc.	45	6,277
NNN REIT, Inc.	126	5,005
St. Joe Company, The	63	3,734
		34,073
Energy 1.5%
Baker Hughes Company - Class A	78	3,561
Chord Energy Corporation	25	2,290
Coterra Energy Inc.	175	4,595
Devon Energy Corporation	111	4,084
Expand Energy Corporation	28	3,046
		17,576
Utilities 1.5%
Alliant Energy Corporation	111	7,188
American Water Works Company, Inc.	34	4,489
CMS Energy Corporation	75	5,255
		16,932
Total Common Stocks (cost $1,044,159)		1,124,714
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	22,398	22,398
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	7,337	7,337
Total Short Term Investments (cost $29,735)		29,735
Total Investments 100.0% (cost $1,073,894)		1,154,449
Other Assets and Liabilities, Net (0.0)%		(18)
Total Net Assets 100.0%		1,154,431

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	38,159	752,837	768,598	1,649	—	—	22,398	2.0
JNL Government Money Market Fund, 3.74% - Class SL	645	123,010	116,318	117	—	—	7,337	0.6
	38,804	875,847	884,916	1,766	—	—	29,735	2.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,124,714	—	—	1,124,714
Short Term Investments	29,735	—	—	29,735
	1,154,449	—	—	1,154,449

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 98.2%
Industrials 26.0%
AAON, Inc.	339	25,885
Advanced Drainage Systems, Inc.	141	20,411
AeroVironment, Inc. (a)	11	2,762
Alliance Laundry Holdings Inc. (a)	283	5,770
Ameresco, Inc. - Class A (a)	177	5,183
Amprius Technologies Operating, Inc. (a)	25	196
Applied Industrial Technologies, Inc.	59	15,197
Archer Aviation Inc. - Class A (a) (b)	115	868
Argan, Inc.	29	9,240
Axon Enterprise, Inc. (a)	11	6,542
BETA Technologies, Inc. - Class A (a)	40	1,119
Bloom Energy Corporation - Class A (a)	17	1,504
Booz Allen Hamilton Holding Corporation - Class A	100	8,414
Carpenter Technology Corporation	62	19,465
Casella Waste Systems, Inc. - Class A (a)	190	18,541
CECO Environmental Corp. (a)	47	2,792
Comfort Systems USA, Inc.	3	2,744
Construction Partners, Inc. - Class A (a)	57	6,270
Crane Company	16	2,891
CSW Industrials, Inc.	12	3,404
Curtiss-Wright Corporation	7	3,842
Ducommun Incorporated (a)	57	5,403
Dycom Industries, Inc. (a)	30	10,107
Electrovaya Inc. (a) (b)	76	599
Embraer S.A. - ADR	34	2,196
Enerpac Tool Group Corp. - Class A	443	16,947
Enovix Corporation (a) (b)	190	1,387
Enpro Inc.	26	5,498
Eos Energy Enterprises, Inc. - Class A (a) (b)	344	3,947
ESCO Technologies Inc.	23	4,508
Everus Construction Group, Inc. (a)	49	4,244
Federal Signal Corporation	16	1,749
Flowserve Corporation	32	2,201
FTAI Aviation Ltd.	111	21,930
FTI Consulting, Inc. (a)	17	2,919
Griffon Corporation	35	2,602
HEICO Corporation - Class A	83	21,038
IES Holdings, Inc. (a)	7	2,738
JBT Marel Corporation	14	2,041
Karman Holdings Inc. (a) (b)	299	21,799
Kornit Digital Ltd. (a)	286	4,111
Kratos Defense & Security Solutions, Inc. (a)	179	13,583
Legence Corp. - Class A (a)	32	1,393
Limbach Holdings, Inc. (a)	45	3,492
Loar Holdings Inc. (a)	191	12,991
McGrath RentCorp	19	2,041
Mercury Systems, Inc. (a)	262	19,172
Modine Manufacturing Company (a)	120	16,080
Montrose Environmental Group, Inc. (a)	512	12,717
MYR Group Inc. (a)	7	1,447
Newpark Resources, Inc. (a)	225	2,685
NextPower LLC - Class A (a)	140	12,144
Omega Flex, Inc.	34	1,001
Parsons Corporation (a) (b)	44	2,722
Planet Labs Inc. - Class A (a)	241	4,750
Primoris Services Corporation	28	3,510
Qxo, Inc. (a) (b)	99	1,918
RBC Bearings Incorporated (a)	12	5,172
Redwire Corporation (a) (b)	123	938
Regal Rexnord Corporation	65	9,163
Saia, Inc. (a)	93	30,531
Shoals Technologies Group, Inc. - Class A (a)	136	1,159
Simpson Manufacturing Co., Inc.	92	14,842
SiteOne Landscape Supply, Inc. (a)	144	17,872
SPX Technologies, Inc. (a)	20	4,054
Sterling Infrastructure, Inc. (a)	61	18,488
Tecogen Inc. (a) (b)	70	346
Toro Company, The	59	4,646
Transcat, Inc. (a)	18	1,007
TransUnion	122	10,446
UL Solutions Inc. - Class A	180	14,124
Verisk Analytics, Inc.	54	12,006
Voyager Technologies, Inc. - Class A (a) (b)	120	3,137
VSE Corporation	55	9,486
Xometry, Inc. - Class A (a) (b)	45	2,672
		572,739
Information Technology 21.8%
ACI Worldwide, Inc. (a)	165	7,877
Advanced Energy Industries, Inc.	104	21,702
Agilysys, Inc. (a)	65	7,783
Alkami Technology, Inc. (a)	415	9,563
Ambarella Inc. (a)	17	1,223
AppFolio, Inc. - Class A (a)	24	5,604
Arlo Technologies, Inc. (a)	119	1,665
Badger Meter, Inc.	35	6,095
Bentley Systems, Incorporated - Class B	329	12,565
Camtek Ltd. (a) (b)	13	1,411
Celestica Inc. (a)	5	1,525
Cellebrite Di Ltd (a)	448	8,070
Cipher Mining Inc. (a) (b)	61	899
Clearwater Analytics Holdings, Inc. - Class A (a)	739	17,841
Coherent Corp. (a)	14	2,529
CommVault Systems, Inc. (a)	55	6,938
Credo Technology Group Holding Ltd (a)	77	11,047
Descartes Systems Group Inc., The (a)	205	17,929
Digital Turbine USA, Inc. (a)	2,469	12,343
Dynatrace, Inc. (a)	219	9,490
Fabrinet (a)	8	3,805
GitLab Inc. - Class A (a) (b)	210	7,866
Guidewire Software, Inc. (a)	40	7,956
HubSpot, Inc. (a)	5	1,832
Impinj, Inc. (a)	37	6,454
Indie Semiconductor, Inc. - Class A (a) (b)	4,838	17,076
Intapp US, Inc. (a)	125	5,717
InterDigital, Inc.	13	4,004
Itron, Inc. (a)	22	2,089
JFROG Ltd (a)	134	8,394
Klaviyo, Inc. - Series A (a)	62	2,004
Lattice Semiconductor Corporation (a)	56	4,152
LightPath Technologies, Inc. - Class A (a)	116	1,251
Lumentum Holdings Inc. (a)	11	3,998
MACOM Technology Solutions Holdings, Inc. (a)	34	5,810
Mirion Technologies (US), Inc. - Class A (a)	400	9,369
Monday.Com Ltd. (a)	18	2,713
nCino OpCo, Inc. (a) (b)	796	20,410
Netskope, Inc. - Class A (a)	319	5,590
Novanta Inc. (a)	174	20,778
NVE Corporation	8	491
OneStream, Inc. - Class A (a)	254	4,673
Onto Innovation Inc. (a)	46	7,159
OSI Systems, Inc. (a)	11	2,836
Porch Group Inc. - Class A (a)	2,141	19,549
Procore Technologies, Inc. (a)	160	11,608
Rambus Inc. (a)	162	14,852
Red Cat Holdings, Inc. (a) (b)	52	412
Semtech Corporation (a)	212	15,662
SentinelOne, Inc. - Class A (a)	359	5,385
ServiceTitan, Inc. - Class A (a)	199	21,230
Silicon Motion, Inc. - ADR	65	6,007
Sitime Corporation (a)	37	13,227
Teledyne Technologies Incorporated (a)	32	16,468
TeraWulf Inc. (a) (b)	69	795
TTM Technologies, Inc. (a)	28	1,964
Tyler Technologies, Inc. (a)	34	15,248
Unusual Machines, Inc. (a) (b)	169	2,154
Varonis Systems, Inc. (a)	310	10,168
Weave Communications, Inc. (a)	109	831
Zeta Global Holdings Corp. - Class A (a)	285	5,796
		481,882
Health Care 20.6%
Alkermes Public Limited Company (a)	158	4,401
Alphatec Holdings, Inc. (a)	71	1,485
Apogee Therapeutics, Inc. (a)	48	3,655
Arcellx Inc. (a)	47	3,094
Arcutis Biotherapeutics, Inc. (a)	135	3,916

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Arrowhead Pharmaceuticals Inc (a)	118	7,855
AtriCure, Inc. (a)	187	7,382
AxoGen, Inc. (a)	179	5,867
Axsome Therapeutics, Inc. (a)	65	11,829
BillionToOne, Inc. - Class A (a)	9	742
Bio-Techne Corporation	93	5,461
Bridgebio Pharma, Inc. (a)	149	11,374
Canticle Pharmaceuticals, Inc. (a)	22	13,288
Caredx, Inc. (a)	451	8,490
Celcuity Inc. (a)	10	1,010
Centessa Pharmaceuticals PLC - ADR (a)	115	2,887
Certara, Inc. (a)	737	6,494
Charles River Laboratories International, Inc. (a)	45	9,063
Crinetics Pharmaceuticals, Inc. (a)	170	7,932
Cytokinetics, Incorporated (a)	48	3,033
Denali Therapeutics Inc. (a)	135	2,223
Edgewise Therapeutics, Inc. (a)	111	2,745
Ensign Group, Inc., The	74	12,822
Establishment Labs Holdings Inc. (a) (b)	139	10,132
Exact Sciences Corporation (a)	112	11,349
GeneDx Holdings Corp. - Class A (a)	13	1,633
Glaukos Corporation (a)	79	8,907
Guardant Health, Inc. (a)	180	18,382
HealthEquity, Inc. (a)	337	30,851
Heartflow, Inc. (a) (b)	164	4,791
IDEAYA Biosciences, Inc. (a)	119	4,113
Immunome, Inc. (a)	102	2,189
Indivior PLC (a)	48	1,724
Inspire Medical Systems, Inc. (a)	38	3,467
Iradimed Corporation	97	9,416
Irhythm Technologies, Inc. (a)	52	9,042
Kiniksa Pharmaceuticals International, PLC - Class A (a)	45	1,838
Kymera Therapeutics, Inc. (a)	85	6,643
LeMaitre Vascular, Inc.	182	14,783
LENZ Therapeutics, Inc. (a) (b)	55	883
Ligand Pharmaceuticals Incorporated (a)	21	3,920
Masimo Corporation (a)	54	7,010
Mind Medicine (MindMed) Inc. (a)	113	1,517
Mirum Pharmaceuticals, Inc. (a)	46	3,669
Natera, Inc. (a)	17	3,786
National Research Corporation (b)	64	1,197
Nuvalent, Inc. - Class A (a)	16	1,573
OptimizeRX Corporation (a)	46	570
Option Care Health, Inc. (a)	91	2,904
Orthopediatrics Corp. (a)	160	2,849
Owlet, Inc. - Class A (a) (b)	257	4,154
Penumbra, Inc. (a)	18	5,674
Phreesia, Inc. (a)	277	4,693
Praxis Precision Medicines, Inc. (a)	15	4,283
Procept Biorobotics Corporation (a)	55	1,731
Protagonist Therapeutics, Inc. (a)	64	5,620
PTC Therapeutics, Inc. (a)	89	6,756
RadNet, Inc. (a)	211	15,017
Repligen Corporation (a)	86	14,104
Revolution Medicines, Inc. (a)	53	4,232
Rhythm Pharmaceuticals, Inc. (a)	63	6,679
Scholar Rock Holding Corporation (a)	57	2,530
Septerna, Inc. (a)	92	2,568
SI-BONE, Inc. (a)	245	4,827
Spyre Therapeutics, Inc. (a) (b)	68	2,232
Stevanato Group Societa' Per Azioni	343	6,903
Structure Therapeutics Inc. - ADR (a)	30	2,110
Talkspace, Inc. (a)	230	834
Tarsus Pharmaceuticals, Inc. (a)	35	2,905
TransMedics Group, Inc. (a) (b)	17	2,080
Travere Therapeutics, Inc. (a)	43	1,627
U.S. Physical Therapy, Inc.	61	4,776
Ultragenyx Pharmaceutical Inc. (a)	78	1,783
Vaxcyte, Inc. (a)	49	2,261
Veracyte, Inc. (a)	120	5,064
Viking Therapeutics, Inc. (a)	34	1,182
Wave Life Sciences Ltd. (a)	167	2,842
Waystar Holding Corp. (a)	200	6,550
West Pharmaceutical Services, Inc.	72	19,697
Xenon Pharmaceuticals Inc. (a)	77	3,439
		455,339
Consumer Discretionary 11.8%
Birkenstock Holding PLC (a)	162	6,606
Black Rock Coffee Bar, Inc. - Class A (a)	150	3,335
Boot Barn Holdings, Inc. (a)	82	14,269
BRP Inc.	27	1,920
Brunello Cucinelli S.p.A.	64	7,373
Carvana Co. - Class A (a)	4	1,829
Cavco Industries, Inc. (a)	7	4,237
Churchill Downs Incorporated	69	7,885
DK Crown Holdings Inc. - Class A (a)	302	10,423
Dream Finders Homes, Inc. - Class A (a) (b)	202	3,450
Dutch Bros Inc. - Class A (a)	26	1,570
First Watch Restaurant Group, Inc. (a)	143	2,156
Floor & Decor Holdings, Inc. - Class A (a)	66	3,994
Genius Sports Limited (a)	887	9,779
Global-E Online Ltd. (a)	121	4,766
Installed Building Products, Inc. (b)	106	27,492
Kura Sushi USA, Inc. - Class A (a) (b)	108	5,636
Life Time Group Holdings, Inc. (a)	172	4,564
Lindblad Expeditions, LLC (a)	136	1,961
National Vision Holdings, Inc. (a)	110	2,834
Ollie's Bargain Outlet Holdings, Inc. (a)	177	19,430
Patrick Industries, Inc.	26	2,810
Planet Fitness, Inc. - Class A (a)	73	7,884
Pool Corporation	16	3,606
Realreal, Inc., The (a)	83	1,316
Revolve Group Inc. - Class A (a)	175	5,267
RH (a)	45	8,082
Rush Street Interactive, Inc. - Class A (a)	85	1,660
SharkNinja, Inc. (a)	173	19,337
Smith Douglas Homes Corp. - Class A (a) (b)	75	1,250
Sportradar Group AG - Class A (a)	124	2,946
Steven Madden, Ltd.	41	1,687
Texas Roadhouse, Inc. - Class A	94	15,682
Thor Industries, Inc.	14	1,406
TopBuild Corp. (a)	25	10,367
Travel + Leisure Co.	40	2,818
Universal Technical Institute, Inc. (a)	48	1,262
Victoria's Secret & Co. (a)	28	1,539
Wingstop Inc.	73	17,302
Wynn Resorts, Limited	64	7,722
		259,452
Financials 8.8%
Bancorp, Inc., The (a)	43	2,923
Chime Financial, Inc. - Class A (a) (b)	45	1,125
Coastal Financial Corporation (a)	18	2,112
Customers Bancorp, Inc. (a)	36	2,642
Dave Inc. - Class A (a)	12	2,656
Evercore Inc. - Class A	45	15,153
Figure Technology Solutions, Inc. - Class A (a)	63	2,581
Goosehead Insurance, Inc. - Class A	97	7,098
Hamilton Lane Incorporated - Class A	28	3,809
HCI Group, Inc.	12	2,244
Houlihan Lokey, Inc. - Class A	65	11,305
Jack Henry & Associates, Inc.	70	12,797
Kinsale Capital Group, Inc.	28	11,085
LendingClub Corporation (a)	106	2,016
Marex Group PLC	133	5,116
Moelis & Company - Class A	218	14,965
Morningstar, Inc.	10	2,073
Neptune Insurance Holdings Inc. - Class A (a)	29	856
Paymentus Holdings, Inc. - Class A (a)	79	2,507
Piper Sandler Companies	7	2,433
Primerica, Inc.	26	6,770
Ryan Specialty Group Holdings, Inc. - Class A	403	20,821
ServisFirst Bancshares, Inc.	81	5,819
Skyward Specialty Insurance Group, Inc. (a)	97	4,944
StepStone Group Inc. - Class A	241	15,395
StoneX Group Inc. (a)	54	5,161
Toast, Inc. - Class A (a)	86	3,053
Triumph Financial, Inc. (a)	82	5,151
UMB Financial Corporation	80	9,177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Victory Capital Holdings, Inc. - Class A	121	7,613
Wealthfront Corporation (a)	146	1,981
		193,381
Consumer Staples 3.0%
Celsius Holdings, Inc. (a)	330	15,105
e.l.f. Beauty, Inc. (a)	29	2,176
Freshpet, Inc. (a)	20	1,247
Oddity Tech Ltd - Class A (a)	191	7,672
Performance Food Group Company (a)	83	7,477
PriceSmart, Inc.	13	1,619
Primo Brands Corporation - Class A	387	6,320
SunOpta Inc. (a)	1,041	3,957
The Chefs' Warehouse, Inc. (a)	177	11,037
Turning Point Brands, Inc.	29	3,178
Vita Coco Company, Inc., The (a)	39	2,068
Vital Farms, Inc. (a)	165	5,282
		67,138
Communication Services 2.1%
Liberty Live Holdings, Inc. - Series C (a)	128	10,640
Liberty Media Corporation - Series A (a)	84	7,516
Magnite, Inc. (a)	870	14,115
Rightmove PLC	847	5,928
Rightmove PLC - ADR	648	8,976
		47,175
Energy 1.6%
Cameco Corporation	29	2,666
Centrus Energy Corp. - Class A (a) (b)	10	2,585
Energy Fuels Inc. (a) (b)	144	2,094
Gulfport Energy Operating Corporation (a)	7	1,517
Matador Resources Company	61	2,582
Range Resources Corporation	101	3,577
Solaris Energy Infrastructure, Inc. - Class A	38	1,730
TechnipFMC PLC	179	7,980
Uranium Energy Corp. (a)	491	5,730
Weatherford International Public Limited Company	48	3,770
		34,231
Real Estate 1.3%
American Healthcare REIT, Inc.	195	9,170
Compass, Inc. - Class A (a)	519	5,489
CoStar Group, Inc. (a)	12	774
EastGroup Properties, Inc.	51	9,137
Terreno Realty Corporation	59	3,459
		28,029
Materials 1.1%
Avient Corporation	202	6,324
Hawkins, Inc.	23	3,313
Hudbay Minerals Inc.	93	1,851
KRC Materials, Inc. (a)	22	1,545
Materion Corporation	38	4,784
MP Materials Corp. - Class A (a) (b)	25	1,288
Pan American Silver Corp.	56	2,912
United States Antimony Corporation (a) (b)	185	927
United States Lime & Minerals, Inc.	16	1,907
		24,851
Utilities 0.1%
Ormat Technologies, Inc.	12	1,368
Total Common Stocks (cost $1,925,784)		2,165,585
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	5
Total Rights (cost $0)		5
SHORT TERM INVESTMENTS 3.4%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	41,657	41,657
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 3.74% (d) (e)	34,194	34,194
Total Short Term Investments (cost $75,851)		75,851
Total Investments 101.6% (cost $2,001,635)		2,241,441
Other Assets and Liabilities, Net (1.6)%		(35,486)
Total Net Assets 100.0%		2,205,955

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	85,183	936,945	980,471	2,586	—	—	41,657	1.9
JNL Government Money Market Fund, 3.74% - Class SL	23,978	685,326	675,110	1,569	—	—	34,194	1.5
	109,161	1,622,271	1,655,581	4,155	—	—	75,851	3.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,152,284	13,301	—	2,165,585
Rights	—	—	5	5
Short Term Investments	75,851	—	—	75,851
	2,228,135	13,301	5	2,241,441

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 97.9%
Industrials 24.1%
ACV Auctions Inc. - Class A (a)	271	2,176
Alight, Inc. - Class A	606	1,182
American Woodmark Corporation (a)	36	1,928
Armstrong World Industries, Inc.	55	10,449
Blue Bird Global Corporation (a)	81	3,819
BrightView Holdings, Inc. (a)	574	7,277
Caci International Inc. - Class A (a)	12	6,357
Cadre Holdings, Inc.	473	19,337
CBIZ, Inc. (a)	145	7,301
CNH Industrial N.V.	357	3,288
CoreCivic, Inc. (a)	574	10,964
CSW Industrials, Inc.	31	9,033
Enerpac Tool Group Corp. - Class A	237	9,057
ESAB Corporation	56	6,289
Gorman- Rupp Company, The	37	1,762
GXO Logistics Inc. (a)	137	7,197
Hayward Holdings, Inc. (a)	708	10,938
Helios Technologies, Inc.	45	2,418
Hillman Solutions Corp. - Class A (a)	2,526	21,880
HNI Corporation	115	4,815
Hub Group, Inc. - Class A	105	4,461
Huntington Ingalls Industries, Inc.	16	5,360
Huron Consulting Group Inc. (a)	53	9,107
ICF International, Inc.	96	8,228
IES Holdings, Inc. (a)	25	9,617
Insperity, Inc.	372	14,416
Janus International Group, Inc. (a)	1,306	8,541
Korn Ferry	29	1,943
Landstar System, Inc.	134	19,311
Masterbrand, Inc. (a) (b)	413	4,559
Maximus, Inc.	126	10,896
McGrath RentCorp	111	11,628
Middleby Corporation, The (a)	39	5,724
Mine Safety Appliances Company, LLC	52	8,306
Modine Manufacturing Company (a)	111	14,746
MOOG Inc. - Class A	22	5,418
MYR Group Inc. (a)	53	11,560
Owens Corning	33	3,701
Paycom Software, Inc.	85	13,592
Powell Industries, Inc. (b)	9	2,817
Rentokil Initial PLC - ADR (b)	200	5,897
Rush Enterprises, Inc. - Class A	108	5,818
Science Applications International Corporation	33	3,283
Simpson Manufacturing Co., Inc.	24	3,859
Tecnoglass Inc.	63	3,165
Timken Company, The	100	8,419
UFP Industries, Inc.	48	4,333
U-Haul Holding Company - Series N	206	9,634
Unifirst Corporation	57	11,083
V2X, Inc. (a)	169	9,219
Verra Mobility Corporation - Class A (a)	884	19,816
WESCO International, Inc.	21	5,186
Willscot Holdings Corporation - Class A	162	3,058
		414,168
Financials 22.1%
Amalgamated Financial Corp.	108	3,449
Assured Guaranty Ltd.	252	22,611
Atlantic Union Bank	116	4,100
AXIS Capital Holdings Limited	60	6,460
Axos Financial, Inc. (a)	36	3,120
Bancorp, Inc., The (a)	155	10,498
Bank of Hawaii Corporation	83	5,666
Bank OZK	64	2,939
BankUnited, Inc.	137	6,111
Beacon Financial Corporation	74	1,953
Burford Capital Limited - Class C	797	7,113
Cannae Holdings, Inc.	213	3,353
CNA Financial Corporation	85	4,080
CNO Financial Group, Inc.	110	4,670
Columbia Banking System, Inc.	353	9,861
Commerce Bancshares, Inc.	182	9,533
Essent Group Ltd.	135	8,799
Euronet Worldwide, Inc. (a)	167	12,710
EVERTEC, Inc.	64	1,867
F.N.B. Corporation	338	5,779
Federated Hermes, Inc. - Class B	53	2,742
First American Financial Corporation	174	10,684
First Citizens BancShares, Inc. - Class A	9	18,346
First Hawaiian, Inc.	283	7,162
Genworth Financial, Inc. - Class A (a)	1,110	10,021
Glacier Bancorp, Inc.	215	9,487
Hanover Insurance Group Inc., The	31	5,581
Independent Bank Corp.	75	5,481
International Bancshares Corporation	83	5,488
MarketAxess Holdings Inc.	19	3,480
Marqeta, Inc. - Class A (a)	783	3,719
P10, Inc. - Class A (b)	326	3,199
QCR Holdings, Inc.	35	2,947
Skyward Specialty Insurance Group, Inc. (a)	467	23,885
Stewart Information Services Corporation	162	11,380
Texas Capital Bancshares, Inc. (a)	42	3,792
Triumph Financial, Inc. (a)	52	3,257
UMB Financial Corporation	82	9,482
Virtu Financial, Inc. - Class A	239	7,950
Virtus Investment Partners, Inc.	51	8,286
WAFD, Inc.	158	5,061
Wex, Inc. (a)	56	8,335
White Mountains Insurance Group Ltd	23	47,784
Wintrust Financial Corporation	124	17,365
WSFS Financial Corporation	195	10,796
		380,382
Consumer Discretionary 11.3%
Dorman Products, Inc. (a)	69	8,535
Dream Finders Homes, Inc. - Class A (a)	333	5,690
Frontdoor, Inc. (a)	192	11,074
Grand Canyon Education, Inc. (a)	62	10,270
Group 1 Automotive, Inc.	19	7,541
Hasbro, Inc.	79	6,489
LCI Industries	40	4,891
Les Vetements de Sport Gildan Inc. - Class A	246	15,340
LGI Homes, Inc. (a)	52	2,234
Lithia Motors, Inc. - Class A	33	10,944
LKQ Corporation	144	4,336
M/I Homes, Inc. (a)	34	4,294
Malibu Boats, Inc. - Class A (a)	251	7,071
Meritage Homes Corporation	20	1,327
Murphy USA Inc.	27	10,877
OneSpaWorld Holdings Limited (b)	280	5,807
Patrick Industries, Inc.	94	10,244
Pursuit Attractions And Hospitality, Inc. (a)	78	2,613
United Parks And Resorts Inc. (a) (b)	139	5,034
Vail Resorts, Inc. (b)	35	4,616
Valvoline, Inc. (a)	294	8,554
Winmark Corporation	11	4,434
Winnebago Industries, Inc.	207	8,388
Wyndham Hotels & Resorts, Inc.	105	7,939
YETI Holdings, Inc. (a)	594	26,226
		194,768
Health Care 11.2%
Acadia Healthcare Company, Inc. (a)	94	1,340
AdaptHealth LLC - Class A (a)	937	9,333
Addus HomeCare Corporation (a)	171	18,344
Alphatec Holdings, Inc. (a)	268	5,640
Arcellx Inc. (a)	19	1,261
BioMarin Pharmaceutical Inc. (a)	88	5,225
Charles River Laboratories International, Inc. (a)	36	7,149
CONMED Corporation	159	6,446
Cooper Companies, Inc., The (a)	97	7,982
CRISPR Therapeutics AG (a) (b)	45	2,365
Dentsply Sirona Inc.	386	4,412
Dynavax Technologies Corporation (a)	174	2,670
Embecta Corp.	197	2,346
Encompass Health Corporation	34	3,650
Enovis Corporation (a)	72	1,928

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Ensign Group, Inc., The	50	8,658
Evolent Health, Inc. - Class A (a)	137	547
Haemonetics Corporation (a)	70	5,648
Icon Public Limited Company (a)	46	8,342
ICU Medical, Inc. (a)	133	18,971
Inspire Medical Systems, Inc. (a)	10	938
Integer Holdings Corporation (a)	99	7,781
Janux Therapeutics, Inc. (a)	41	571
Lantheus Holdings, Inc. (a)	173	11,514
MoonLake Immunotherapeutics AG - Class A (a)	56	734
Pennant Group, Inc., The (a)	380	10,686
Perrigo Company Public Limited Company	303	4,220
Praxis Precision Medicines, Inc. (a)	23	6,676
Relay Therapeutics, Inc. (a)	304	2,575
Smith & Nephew PLC - ADR (b)	176	5,788
Tango Therapeutics, Inc. (a) (b)	173	1,536
Teleflex Incorporated	58	7,081
UFP Technologies, Inc. (a)	16	3,467
Varex Imaging Corporation (a)	311	3,622
Vericel Corporation (a)	96	3,465
		192,911
Information Technology 11.0%
ACI Worldwide, Inc. (a)	198	9,444
ACM Research, Inc. - Class A (a)	210	8,281
Alkami Technology, Inc. (a)	207	4,774
Arrow Electronics, Inc. (a)	31	3,366
ASGN Incorporated (a)	218	10,520
Axcelis Technologies, Inc. (a)	185	14,849
Cleanspark Inc. (a) (b)	262	2,649
Cognex Corporation	206	7,430
DigitalOcean Holdings, Inc. (a)	98	4,724
ePlus Inc.	273	23,934
Formfactor, Inc. (a)	252	14,057
Globant S.A. (a)	49	3,182
Insight Enterprises, Inc. (a)	76	6,175
InterDigital, Inc.	48	15,282
Itron, Inc. (a)	31	2,872
MKS Inc.	59	9,393
Napco Security Technologies, Inc.	129	5,359
NCR Voyix Corporation (a)	183	1,863
Open Text Corporation	104	3,383
PAR Technology Corporation (a) (b)	155	5,636
Plexus Corp. (a)	12	1,809
Silicon Motion, Inc. - ADR	198	18,355
TD SYNNEX Corporation	30	4,519
Vontier Corporation	208	7,719
		189,575
Materials 4.5%
AptarGroup, Inc.	64	7,776
Ashland Inc.	92	5,379
Century Aluminum Company (a)	150	5,883
Commercial Metals Company	45	3,148
Element Solutions Inc.	684	17,097
H.B. Fuller Company	153	9,109
Hecla Mining Company	530	10,162
International Flavors & Fragrances Inc.	75	5,073
KRC Materials, Inc. (a)	48	3,352
Quaker Chemical Corporation	71	9,794
		76,773
Real Estate 3.6%
Apple Hospitality REIT, Inc.	346	4,104
Brandywine Realty Trust	618	1,805
Cushman & Wakefield Ltd. (a)	848	13,722
Getty Realty Corp. (b)	151	4,135
Highwoods Properties, Inc.	95	2,461
Howard Hughes Holdings Inc. (a)	38	3,001
Independence Realty Trust, Inc.	89	1,559
PotlatchDeltic Corporation	114	4,547
Ryman Hospitality Properties, Inc.	176	16,663
STAG Industrial, Inc.	152	5,571
Terreno Realty Corporation	79	4,621
		62,189
Energy 3.1%
Atlas Energy Solutions Inc. (b)	570	5,367
CNX Resources Corporation (a)	182	6,693
CVR Energy, Inc. (a)	55	1,402
Delek US Holdings, Inc.	123	3,642
DHT Holdings, Inc.	295	3,599
DMC Global Inc. (a)	384	2,571
Gulfport Energy Operating Corporation (a)	24	5,063
HF Sinclair Corporation	68	3,118
Matador Resources Company	46	1,969
Ovintiv Canada ULC	33	1,299
Permian Resources Corporation - Class A	474	6,656
RPC, Inc.	933	5,075
SM Energy Company	72	1,341
Talos Energy Inc. (a)	259	2,855
Weatherford International Public Limited Company	40	3,167
		53,817
Consumer Staples 3.0%
Bellring Intermediate Holdings, Inc. (a)	161	4,309
BJ's Wholesale Club Holdings, Inc. (a)	141	12,690
Cal-Maine Foods, Inc.	61	4,836
Dole Public Limited Company	175	2,622
Ingles Markets, Incorporated - Class A	55	3,746
Ingredion Incorporated	46	5,076
Interparfums, Inc.	81	6,871
Nomad Foods Limited	490	6,129
PriceSmart, Inc.	37	4,508
		50,787
Utilities 2.6%
Avista Corporation	56	2,160
Black Hills Corporation	65	4,513
Hawaiian Electric Industries, Inc. (a)	572	7,036
IDACORP, Inc.	12	1,575
MDU Resources Group, Inc.	320	6,254
NorthWestern Corporation	83	5,366
Portland General Electric Company	87	4,161
Southwest Gas Holdings, Inc.	58	4,603
Spire Inc.	45	3,717
Talen Energy Corporation (a)	5	1,717
TXNM Energy, Inc.	47	2,783
		43,885
Communication Services 1.4%
IDT Corporation - Class B	71	3,653
Lumen Technologies, Inc. (a)	262	2,034
Sphere Entertainment Co. - Class A (a)	25	6,466
Telephone and Data Systems, Inc.	157	6,457
TripAdvisor, Inc. (a)	228	3,313
Yelp Inc. (a)	65	1,987
		23,910
Total Common Stocks (cost $1,516,952)		1,683,165
SHORT TERM INVESTMENTS 2.6%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	34,521	34,521
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	11,073	11,073
Total Short Term Investments (cost $45,594)		45,594
Total Investments 100.5% (cost $1,562,546)		1,728,759
Other Assets and Liabilities, Net (0.5)%		(8,775)
Total Net Assets 100.0%		1,719,984

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	54,416	454,533	474,428	1,860	—	—	34,521	2.0
JNL Government Money Market Fund, 3.74% - Class SL	19,164	330,753	338,844	647	—	—	11,073	0.7
	73,580	785,286	813,272	2,507	—	—	45,594	2.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,683,165	—	—	1,683,165
Short Term Investments	45,594	—	—	45,594
	1,728,759	—	—	1,728,759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 97.8%
Information Technology 17.7%
Accenture Public Limited Company - Class A	38	10,189
AppLovin Corporation - Class A (a)	131	88,567
Microsoft Corporation	67	32,446
NVIDIA Corporation	249	46,435
Taiwan Semiconductor Manufacturing Company Limited - ADR	76	23,090
Western Digital Corporation	266	45,867
		246,594
Financials 15.6%
Allstate Corporation, The	77	16,081
American International Group, Inc.	221	18,899
Ares Management Corporation - Class A	55	8,846
Arthur J. Gallagher & Co.	31	7,922
Berkshire Hathaway Inc. - Class B (a)	58	29,548
Brookfield Corporation - Class A	142	6,493
Cincinnati Financial Corporation	75	12,212
CME Group Inc. - Class A	45	12,377
Fairfax Financial Holdings Limited	3	5,094
First Citizens BancShares, Inc. - Class A	4	7,879
KKR & Co. Inc. - Class A	31	3,914
LPL Financial Holdings Inc.	40	14,387
Old Republic International Corporation	158	7,221
Progressive Corporation, The	144	32,687
Reinsurance Group of America, Incorporated	116	23,660
RenaissanceRe Holdings Ltd	18	4,993
Willis Towers Watson Public Limited Company	18	5,922
		218,135
Health Care 13.8%
Becton, Dickinson and Company	31	6,088
Cardinal Health, Inc.	110	22,673
Cigna Group, The	86	23,752
Eli Lilly and Company	16	16,690
GE HealthCare Technologies Inc.	72	5,940
Illumina, Inc. (a)	67	8,779
Johnson & Johnson	100	20,761
Labcorp Holdings Inc.	25	6,363
McKesson Corporation	21	17,226
Novartis AG - ADR (b)	130	17,959
Tenet Healthcare Corporation (a)	94	18,576
Teva Pharmaceutical Industries Ltd - ADR (a)	905	28,229
		193,036
Industrials 12.0%
BAE Systems PLC - ADR	282	26,184
Caci International Inc. - Class A (a)	7	3,734
Carlisle Companies Incorporated	22	7,152
Deere & Company	15	6,992
Delta Air Lines, Inc.	90	6,253
GE Vernova Inc.	31	20,431
General Electric Company	67	20,478
Lockheed Martin Corporation	13	6,134
Rolls-Royce Holdings PLC - ADR (b)	1,351	21,245
Siemens Energy AG (a)	289	40,419
Union Pacific Corporation	36	8,415
		167,437
Consumer Staples 9.5%
Altria Group, Inc.	353	20,341
Anheuser-Busch InBev - ADR (b)	109	6,970
BJ's Wholesale Club Holdings, Inc. (a)	115	10,336
Casey's General Stores, Inc.	6	3,320
Coca-Cola Company, The	206	14,426
Kroger Co., The	273	17,077
Philip Morris International Inc.	371	59,441
		131,911
Consumer Discretionary 7.9%
Amazon.com, Inc. (a)	175	40,343
Lennar Corporation - Class A	29	2,985
Lithia Motors, Inc. - Class A	19	6,433
LVMH Moet Hennessy Louis Vuitton - ADR	24	3,674
Restaurant Brands International Limited Partnership	51	3,484
Sea Limited - Class A - ADR (a)	212	27,004
Tapestry, Inc.	200	25,550
		109,473
Utilities 7.4%
American Electric Power Company, Inc.	182	20,979
American Water Works Company, Inc.	101	13,180
Atmos Energy Corporation	29	4,865
CenterPoint Energy, Inc.	251	9,616
Duke Energy Corporation	111	13,006
Exelon Corporation	296	12,905
NextEra Energy, Inc.	148	11,865
PPL Corporation	197	6,909
XCEL Energy Inc.	131	9,651
		102,976
Communication Services 6.2%
AT&T Inc.	953	23,669
Meta Platforms, Inc. - Class A	23	14,984
Spotify Technology S.A. (a)	32	18,513
Universal Music Group N.V. - ADR (b)	596	7,777
Verizon Communications Inc.	523	21,280
		86,223
Real Estate 3.0%
American Healthcare REIT, Inc.	396	18,616
Mid-America Apartment Communities, Inc.	46	6,444
Welltower Inc.	94	17,355
		42,415
Energy 2.7%
Chevron Corporation	60	9,132
Enbridge Inc.	232	11,113
Exxon Mobil Corporation	142	17,115
		37,360
Materials 2.0%
Amrize AG (a)	165	8,898
Corteva, Inc.	167	11,179
CRH Public Limited Company	66	8,288
		28,365
Total Common Stocks (cost $1,107,643)		1,363,925
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	13
Total Rights (cost $0)		13
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.1%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	29,672	29,672
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 3.74% (d) (e)	13,135	13,135
Total Short Term Investments (cost $42,807)		42,807
Total Investments 100.9% (cost $1,150,450)		1,406,745
Other Assets and Liabilities, Net (0.9)%		(12,654)
Total Net Assets 100.0%		1,394,091

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	9,713	833,799	813,840	1,652	—	—	29,672	2.1
JNL Government Money Market Fund, 3.74% - Class SL	—	160,658	147,523	294	—	—	13,135	1.0
	9,713	994,457	961,363	1,946	—	—	42,807	3.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	1,323,506	40,419	—	1,363,925
Rights	—	—	13	13
Short Term Investments	42,807	—	—	42,807
	1,366,313	40,419	13	1,406,745

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 99.1%
Information Technology 34.1%
Accenture Public Limited Company - Class A	6	1,622
Adobe Inc. (a)	4	1,409
Advanced Micro Devices, Inc. (a)	16	3,378
Akamai Technologies, Inc. (a)	1	117
Amphenol Corporation - Class A	12	1,606
Analog Devices, Inc.	5	1,306
Apple Inc.	143	38,959
Applied Materials, Inc.	8	1,994
AppLovin Corporation - Class A (a)	3	1,771
Arista Networks, Inc. (a)	10	1,321
Autodesk, Inc. (a)	2	613
Broadcom Inc.	46	15,860
Cadence Design Systems, Inc. (a)	3	823
CDW Corp.	1	178
Cisco Systems, Inc.	38	2,953
Cognizant Technology Solutions Corporation - Class A	5	389
Corning Incorporated	8	672
CrowdStrike Holdings, Inc. - Class A (a)	2	1,145
Datadog, Inc. - Class A (a)	3	414
Dell Technologies Inc. - Class C	3	370
EPAM Systems, Inc. (a)	1	119
F5, Inc. (a)	1	148
Fair Isaac Corporation (a)	—	392
First Solar, Inc. (a)	1	277
Fortinet, Inc. (a)	6	481
Gartner, Inc. (a)	1	167
Gen Digital Inc.	6	149
GoDaddy Inc. - Class A (a)	1	163
Hewlett Packard Enterprise Company	13	314
HP, Inc.	9	200
Intel Corporation (a)	44	1,605
International Business Machines Corporation	9	2,678
Intuit Inc.	3	1,793
Jabil Inc.	1	246
Keysight Technologies, Inc. (a)	2	349
KLA Corporation	1	1,557
Lam Research Corporation	12	2,083
Microchip Technology Incorporated	5	338
Micron Technology, Inc.	11	3,100
Microsoft Corporation	72	34,873
Monolithic Power Systems, Inc.	—	413
Motorola Solutions, Inc.	2	614
NetApp, Inc.	2	200
NVIDIA Corporation	236	43,980
NXP Semiconductors N.V.	2	533
ON Semiconductor Corporation (a)	4	222
Oracle Corporation	16	3,185
Palantir Technologies Inc. - Class A (a)	22	3,924
Palo Alto Networks, Inc. (a)	7	1,222
PTC Inc. (a)	1	205
Qnity Electronics, Inc.	2	170
Qualcomm Incorporated	10	1,761
Roper Technologies, Inc.	1	466
Salesforce, Inc.	9	2,459
SanDisk LLC (a)	1	320
Seagate Technology Holdings Public Limited Company	2	585
ServiceNow, Inc. (a)	10	1,545
Skyworks Solutions, Inc.	1	87
Super Micro Computer, Inc. (a)	5	148
Synopsys, Inc. (a)	2	850
TE Connectivity Public Limited Company	3	657
Teledyne Technologies Incorporated (a)	—	239
Teradyne, Inc.	2	298
Texas Instruments Incorporated	9	1,531
Trimble Inc. (a)	2	173
Tyler Technologies, Inc. (a)	—	195
VeriSign, Inc.	1	192
Western Digital Corporation	3	579
Workday, Inc. - Class A (a)	2	450
Zebra Technologies Corporation - Class A (a)	—	115
		195,250
Financials 13.3%
AFLAC Incorporated	5	503
Allstate Corporation, The	3	532
American Express Company	5	1,918
American International Group, Inc.	5	460
Ameriprise Financial, Inc.	1	425
AON Public Limited Company - Class A	2	728
Apollo Global Management, Inc.	4	638
Arch Capital Group Ltd. (a)	3	319
Ares Management Corporation - Class A	2	310
Arthur J. Gallagher & Co.	3	652
Assurant, Inc.	1	120
Bank of America Corporation	65	3,568
Bank of New York Mellon Corporation, The (b)	7	795
Berkshire Hathaway Inc. - Class B (a)	18	8,946
BlackRock, Inc.	1	1,492
Blackstone Inc. - Class A	7	1,105
Block, Inc. - Class A (a)	5	347
Brown & Brown, Inc.	3	220
Capital One Financial Corporation	6	1,502
CBOE Global Markets, Inc.	1	249
Charles Schwab Corporation, The	16	1,602
Chubb Limited	4	1,113
Cincinnati Financial Corporation	2	257
Citigroup Inc.	17	2,008
Citizens Financial Group, Inc.	4	241
CME Group Inc. - Class A	4	964
Coinbase Global, Inc. - Class A (a)	2	497
Corpay Inc. (a)	1	213
Erie Indemnity Company - Class A	—	70
Everest Group, Ltd.	—	149
FactSet Research Systems Inc.	—	109
Fidelity National Information Services, Inc.	5	330
Fifth Third Bancorp	6	293
Fiserv, Inc. (a)	5	346
Franklin Resources, Inc.	3	69
Global Payments Inc.	2	181
Globe Life Inc.	1	116
Goldman Sachs Group, Inc., The	3	2,550
Hartford Insurance Group, Inc., The	3	362
Huntington Bancshares Incorporated	15	258
Interactive Brokers Group, Inc. - Class A	4	273
Intercontinental Exchange, Inc.	6	900
Invesco Ltd.	4	115
Jack Henry & Associates, Inc.	1	138
JPMorgan Chase & Co.	26	8,499
KeyCorp	9	194
KKR & Co. Inc. - Class A	7	849
Loews Corporation	2	177
M&T Bank Corporation	1	291
Marsh & Mclennan Companies, Inc.	5	865
MasterCard Incorporated - Class A	8	4,525
MetLife, Inc.	5	428
Moody's Corporation	2	777
Morgan Stanley	12	2,088
MSCI Inc. - Class A	1	433
Nasdaq, Inc.	4	415
Northern Trust Corporation	2	260
PayPal Holdings, Inc.	9	532
Principal Financial Group, Inc.	2	173
Progressive Corporation, The	6	1,290
Prudential Financial, Inc.	3	382
Raymond James Financial, Inc.	2	283
Regions Financial Corporation	9	236
Robinhood Markets, Inc. - Class A (a)	8	856
S&P Global Inc.	3	1,582
State Street Corporation	3	352
Synchrony Financial	4	307
T. Rowe Price Group, Inc.	2	217
The PNC Financial Services Group, Inc.	4	804
Travelers Companies, Inc., The	2	630
Truist Financial Corporation	12	603

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
U.S. Bancorp	15	795
Visa Inc. - Class A	16	5,726
W. R. Berkley Corporation	3	201
Wells Fargo & Company	30	2,824
Willis Towers Watson Public Limited Company	1	319
		75,896
Communication Services 10.5%
Alphabet Inc. - Class A	56	17,651
Alphabet Inc. - Class C	45	14,174
AT&T Inc.	68	1,692
Comcast Corporation - Class A	36	1,062
Electronic Arts Inc.	2	441
Former Charter Communications Parent, Inc. - Class A (a)	1	180
Fox Corporation - Class A	2	131
Fox Corporation - Class B	1	92
Live Nation Entertainment, Inc. (a)	2	219
Match Group, Inc.	2	71
Meta Platforms, Inc. - Class A	21	13,944
Netflix, Inc. (a)	41	3,850
News Corporation - Class A	4	96
News Corporation - Class B (c)	1	26
Omnicom Group Inc.	3	254
Paramount Skydance Corporation - Class B (c)	2	32
Take-Two Interactive Software, Inc. (a)	2	432
TKO Group Holdings Inc. - Class A	1	134
T-Mobile US, Inc.	5	959
Trade Desk, Inc., The - Class A (a)	4	157
Verizon Communications Inc.	41	1,665
Walt Disney Company, The	17	1,957
Warner Bros. Discovery, Inc. - Series A (a)	24	695
		59,914
Consumer Discretionary 10.3%
Airbnb, Inc. - Class A (a)	4	562
Amazon.com, Inc. (a)	94	21,783
Aptiv PLC (a)	2	156
AutoZone, Inc. (a)	—	556
Best Buy Co., Inc.	2	126
Booking Holdings Inc.	—	1,687
Carnival Corporation	10	314
Carvana Co. - Class A (a)	1	582
Chipotle Mexican Grill, Inc. (a)	13	470
D.R. Horton, Inc.	3	367
Darden Restaurants, Inc.	1	204
Deckers Outdoor Corporation (a)	1	138
Domino's Pizza, Inc.	—	124
DoorDash, Inc. - Class A (a)	4	812
eBay Inc.	5	394
Expedia Group, Inc.	1	319
Ford Motor Company	39	511
Garmin Ltd.	2	319
General Motors Company	9	725
Genuine Parts Company	1	163
Hasbro, Inc.	1	101
Hilton Worldwide Holdings Inc.	2	650
Home Depot, Inc., The	10	3,319
Las Vegas Sands Corp.	3	193
Lennar Corporation - Class A	2	216
Lowe`s Companies, Inc.	6	1,326
Lululemon Athletica Canada Inc. (a)	1	225
Marriott International, Inc. - Class A	2	675
McDonald's Corporation	7	2,117
MGM Resorts International (a) (c)	2	72
Nike, Inc. - Class B	12	734
Norwegian Cruise Line Holdings Ltd. (a)	4	98
NVR, Inc. (a)	—	197
O'Reilly Automotive, Inc. (a)	8	749
Pool Corporation	—	62
PulteGroup, Inc.	2	227
Ralph Lauren Corporation - Class A	—	132
Ross Stores, Inc.	3	552
Royal Caribbean Cruises Ltd.	2	687
Starbucks Corporation	11	938
Tapestry, Inc.	2	257
Tesla, Inc. (a)	27	12,272
TJX Companies, Inc., The	11	1,658
Tractor Supply Company	5	261
Ulta Beauty, Inc. (a)	—	257
Williams-Sonoma, Inc.	1	216
Wynn Resorts, Limited	1	94
Yum! Brands, Inc.	3	415
		59,012
Health Care 9.5%
Abbott Laboratories	17	2,118
AbbVie Inc.	17	3,918
Agilent Technologies, Inc.	3	376
Align Technology, Inc. (a)	1	98
Amgen Inc.	5	1,710
Baxter International Inc.	5	93
Becton, Dickinson and Company	3	543
Biogen Inc. (a)	1	246
Bio-Techne Corporation	2	99
Boston Scientific Corporation (a)	14	1,366
Bristol-Myers Squibb Company	20	1,074
Cardinal Health, Inc.	2	473
Cencora, Inc.	2	621
Centene Corporation (a)	5	186
Charles River Laboratories International, Inc. (a)	1	101
Cigna Group, The	3	708
Cooper Companies, Inc., The (a)	2	169
CVS Health Corporation	12	978
Danaher Corporation	6	1,379
DaVita, Inc. (a)	—	42
DexCom, Inc. (a)	4	263
Edwards Lifesciences Corporation (a)	6	487
Elevance Health, Inc.	2	765
Eli Lilly and Company	8	8,265
GE HealthCare Technologies Inc.	4	365
Gilead Sciences, Inc.	12	1,478
HCA Healthcare, Inc.	2	729
Henry Schein, Inc. (a)	1	74
Hologic, Inc. (a)	2	162
Humana Inc.	1	301
IDEXX Laboratories, Inc. (a)	1	520
Incyte Corporation (a)	2	155
Insulet Corporation (a)	1	189
Intuitive Surgical, Inc. (a)	3	1,931
IQVIA Holdings Inc. (a)	2	360
Johnson & Johnson	23	4,837
Labcorp Holdings Inc.	1	197
McKesson Corporation	1	989
Medtronic, Inc.	12	1,187
Merck & Co., Inc.	24	2,551
Mettler-Toledo International Inc. (a)	—	275
Moderna, Inc. (a)	3	99
Molina Healthcare, Inc. (a)	1	94
Pfizer Inc.	55	1,374
Quest Diagnostics Incorporated	1	195
Regeneron Pharmaceuticals, Inc.	1	763
ResMed Inc.	1	348
Revvity, Inc.	1	102
Solventum Corporation (a)	1	102
Steris Public Limited Company	1	248
Stryker Corporation	3	1,172
Thermo Fisher Scientific Inc.	4	2,124
UnitedHealth Group Incorporated	9	2,909
Universal Health Services, Inc. - Class B	1	117
Vertex Pharmaceuticals Incorporated (a)	3	1,128
Viatris Inc.	11	136
Waters Corporation (a)	1	223
West Pharmaceutical Services, Inc.	1	201
Zimmer Biomet Holdings, Inc.	2	180
Zoetis Inc. - Class A	4	521
		54,414
Industrials 8.1%
3M Company	5	825
A. O. Smith Corporation	1	78
Allegion Public Limited Company	1	137

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
AMETEK, Inc.	2	446
Automatic Data Processing, Inc.	4	1,004
Axon Enterprise, Inc. (a)	1	435
Boeing Company, The (a)	8	1,636
Broadridge Financial Solutions, Inc.	1	253
Builders FirstSource, Inc. (a)	1	116
C.H. Robinson Worldwide, Inc.	1	181
Carrier Global Corporation	8	410
Caterpillar Inc.	5	2,604
Cintas Corporation	3	619
Comfort Systems USA, Inc.	—	320
Copart, Inc. (a)	9	346
CSX Corporation	18	669
Cummins Inc.	1	679
Dayforce, Inc. (a)	1	100
Deere & Company	2	1,138
Delta Air Lines, Inc.	6	432
Dover Corporation	1	266
Eaton Corporation Public Limited Company	4	1,204
EMCOR Group, Inc.	—	269
Emerson Electric Co.	6	732
Equifax, Inc.	1	268
Expeditors International of Washington, Inc. - Class A	1	204
Fastenal Company	11	452
FedEx Corporation	2	608
Fortive Corporation	3	153
GE Vernova Inc.	3	1,727
Generac Holdings Inc. (a)	1	77
General Dynamics Corporation	2	814
General Electric Company	10	3,135
Honeywell International Inc.	6	1,196
Howmet Aerospace Inc.	4	811
Hubbell Incorporated	1	236
Huntington Ingalls Industries, Inc.	—	132
IDEX Corporation	1	125
Illinois Tool Works Inc.	3	629
Ingersoll Rand Inc.	3	264
J.B. Hunt Transport Services, Inc.	1	153
Jacobs Solutions Inc.	1	161
Johnson Controls International Public Limited Company	6	693
L3Harris Technologies, Inc.	2	537
Leidos Holdings, Inc.	1	222
Lennox International Inc.	—	151
Lockheed Martin Corporation	2	955
Masco Corporation	2	115
Nordson Corporation	1	130
Norfolk Southern Corporation	2	627
Northrop Grumman Corporation	1	750
Old Dominion Freight Line, Inc.	2	263
Otis Worldwide Corporation	4	336
PACCAR Inc.	5	559
Parker-Hannifin Corporation	1	1,090
Paychex, Inc.	3	349
Paycom Software, Inc.	1	79
Pentair Public Limited Company	2	170
Quanta Services, Inc.	1	620
Republic Services, Inc.	2	412
Rockwell Automation, Inc.	1	407
Rollins, Inc.	3	174
RTX Corporation	13	2,388
Snap-on Incorporated	1	184
Southwest Airlines Co.	5	205
Stanley Black & Decker, Inc.	2	117
Textron Inc.	2	143
Trane Technologies Public Limited Company	2	850
TransDigm Group Incorporated	1	735
Uber Technologies, Inc. (a)	20	1,654
Union Pacific Corporation	6	1,324
United Airlines Holdings, Inc. (a)	3	345
United Parcel Service, Inc. - Class B	7	710
United Rentals, Inc.	1	503
Veralto Corporation	2	242
Verisk Analytics, Inc.	1	306
W.W. Grainger, Inc.	—	438
Waste Management, Inc.	4	792
Westinghouse Air Brake Technologies Corporation	2	354
Xylem Inc.	2	327
		46,300
Consumer Staples 4.7%
Altria Group, Inc.	16	939
Archer-Daniels-Midland Company	5	277
Brown-Forman Corporation - Class B (c)	2	43
Bunge Global S.A.	1	120
Campbell's Company, The (c)	2	51
Church & Dwight Co., Inc.	2	194
Clorox Company, The	1	124
Coca-Cola Company, The	38	2,628
Colgate-Palmolive Company	8	609
Conagra Brands, Inc.	5	85
Constellation Brands, Inc. - Class A	1	191
Costco Wholesale Corporation	4	3,710
Dollar General Corporation	2	287
Dollar Tree, Inc. (a)	2	224
Estee Lauder Companies Inc., The - Class A	2	235
General Mills, Inc.	5	244
Hershey Company, The	1	261
Hormel Foods Corporation	3	67
J. M. Smucker Company, The	1	108
Kenvue Inc.	18	317
Keurig Dr Pepper Inc.	13	374
Kimberly-Clark Corporation	3	326
Kraft Heinz Company, The	8	194
Kroger Co., The	6	375
Lamb Weston Holdings, Inc.	1	59
McCormick & Company, Incorporated	2	166
Molson Coors Beverage Company - Class B	2	84
Mondelez International, Inc. - Class A	13	676
Monster Beverage 1990 Corporation (a)	7	527
PepsiCo, Inc.	13	1,907
Philip Morris International Inc.	15	2,423
Procter & Gamble Company, The	23	3,233
Sysco Corporation	5	334
Target Corporation	4	435
Tyson Foods, Inc. - Class A	3	169
Walmart Inc.	43	4,746
		26,742
Energy 2.8%
APA Corporation	3	85
Baker Hughes Company - Class A	10	437
Chevron Corporation	18	2,782
ConocoPhillips	12	1,135
Coterra Energy Inc.	7	195
Devon Energy Corporation	6	222
Diamondback Energy, Inc.	2	282
EOG Resources, Inc.	5	536
EQT Corporation	6	313
Expand Energy Corporation	2	251
Exxon Mobil Corporation	41	4,907
Halliburton Company	8	235
Kinder Morgan, Inc.	19	526
Marathon Petroleum Corporation	3	473
Occidental Petroleum Corporation	7	288
ONEOK, Inc.	6	452
Phillips 66	4	504
Schlumberger Limited	14	555
Targa Resources Corp.	2	379
Texas Pacific Land Corporation	1	155
Valero Energy Corporation	3	476
Williams Companies, Inc., The	12	719
		15,907
Utilities 2.2%
AES Corporation, The	7	103
Alliant Energy Corporation	2	155
Ameren Corporation	3	269
American Electric Power Company, Inc.	5	604
American Water Works Company, Inc.	2	246
Atmos Energy Corporation	2	268

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.	7	249
CMS Energy Corporation	3	199
Consolidated Edison, Inc.	3	343
Constellation Energy Group, Inc.	3	1,071
Dominion Energy, Inc.	9	497
DTE Energy Company	2	258
Duke Energy Corporation	8	891
Edison International	4	230
Entergy Corporation	4	406
Evergy, Inc.	2	156
Eversource Energy	4	246
Exelon Corporation	10	432
FirstEnergy Corp.	5	225
NextEra Energy, Inc.	20	1,621
NiSource Inc.	4	186
NRG Energy, Inc.	2	291
PG&E Corporation	21	339
Pinnacle West Capital Corporation (c)	1	106
PPL Corporation	7	250
Public Service Enterprise Group Incorporated	5	390
Sempra	6	557
The Southern Company	11	931
Vistra Corp.	3	502
WEC Energy Group Inc.	3	334
XCEL Energy Inc.	6	416
		12,771
Materials 1.8%
Air Products and Chemicals, Inc.	2	544
Albemarle Corporation	1	156
Amcor Pty Ltd	23	188
Avery Dennison Corporation	1	132
Ball Corporation	3	147
CF Industries Holdings, Inc.	2	127
Corteva, Inc.	7	437
CRH Public Limited Company	6	795
Dow Inc.	7	161
DuPont de Nemours, Inc.	4	167
Ecolab Inc.	2	649
Freeport-McMoRan Inc.	14	706
International Flavors & Fragrances Inc.	3	172
International Paper Company	5	201
Linde Public Limited Company	5	1,941
LyondellBasell Industries N.V. - Class A	2	107
Martin Marietta Materials, Inc.	1	358
Mosaic Company, The	3	72
Newmont Corporation	11	1,062
Nucor Corporation	2	347
Packaging Corporation of America	1	180
PPG Industries, Inc.	2	221
Sherwin-Williams Company, The	2	726
Smurfit Westrock Public Limited Company	5	194
Steel Dynamics, Inc.	1	239
Vulcan Materials Company	1	364
		10,393
Real Estate 1.8%
Alexandria Real Estate Equities, Inc.	2	76
American Tower Corporation	5	793
AvalonBay Communities, Inc.	1	251
BXP, Inc.	2	102
Camden Property Trust	1	109
CBRE Group, Inc. - Class A (a)	3	457
CoStar Group, Inc. (a)	4	279
Crown Castle Inc.	4	377
Digital Realty Trust, Inc.	3	482
Equinix, Inc.	1	725
Equity Residential	3	215
Essex Property Trust, Inc.	1	161
Extra Space Storage Inc.	2	267
Federal Realty Investment Trust	1	84
Healthpeak OP, LLC	7	105
Host Hotels & Resorts, Inc.	7	119
Invitation Homes Inc.	6	159
Iron Mountain Incorporated	3	242
Kimco Realty OP, LLC	7	140
Mid-America Apartment Communities, Inc.	1	159
ProLogis Inc.	9	1,161
Public Storage Operating Company	2	400
Realty Income Corporation	9	496
Regency Centers Corporation	2	103
SBA Communications Corporation - Class A	1	201
Simon Property Group, Inc.	3	574
UDR, Inc.	3	113
Ventas, Inc.	5	354
VICI Properties Inc.	10	289
Welltower Inc.	7	1,220
Weyerhaeuser Company	7	176
		10,389
Total Common Stocks (cost $327,819)		566,988
INVESTMENT COMPANIES 0.6%
iShares Core S&P 500 ETF	5	3,262
Total Investment Companies (cost $3,264)		3,262
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.64% (b) (d)	1,680	1,680
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.74% (b) (d)	221	221
Total Short Term Investments (cost $1,901)		1,901
Total Investments 100.0% (cost $332,984)		572,151
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.0)%		(243)
Total Net Assets 100.0%		571,892

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	553	—	37	14	19	260	795	0.2
JNL Government Money Market Fund, 3.64% - Class I	738	86,849	85,907	55	—	—	1,680	0.3
JNL Government Money Market Fund, 3.74% - Class SL	671	22,350	22,800	12	—	—	221	—
	1,962	109,199	108,744	81	19	260	2,696	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	6	March 2026	2,067	(16)	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	566,988	—	—	566,988
Investment Companies	3,262	—	—	3,262
Short Term Investments	1,901	—	—	1,901
	572,151	—	—	572,151
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
	1	—	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 94.4%
United States of America 54.8%
AbbVie Inc.	3	750
AECOM	3	264
Apple Inc.	5	1,225
Broadcom Inc.	1	489
Cadence Design Systems, Inc. (a)	2	462
CrowdStrike Holdings, Inc. - Class A (a)	1	459
Emerson Electric Co.	4	543
Flex Ltd. (a)	6	380
Jefferies Financial Group Inc.	8	493
LPL Financial Holdings Inc.	1	420
Medtronic, Inc.	4	426
Microsoft Corporation	3	1,215
NextEra Energy, Inc.	8	660
NVIDIA Corporation	4	801
Palo Alto Networks, Inc. (a)	2	426
Rockwell Automation, Inc.	2	757
Salesforce, Inc.	2	525
ServiceNow, Inc. (a)	3	482
Steris Public Limited Company	3	680
Stryker Corporation	1	476
TE Connectivity Public Limited Company	2	404
Tetra Tech, Inc.	9	283
Veralto Corporation	7	741
Visa Inc. - Class A	2	745
Waste Management, Inc.	3	753
		14,859
United Kingdom 8.4%
Experian PLC	6	267
Halma Public Limited Company	12	574
London Stock Exchange Group PLC	6	657
NatWest Group PLC	47	414
Relx PLC	9	358
		2,270
Canada 4.9%
Cameco Corporation	4	368
Groupe WSP Global Inc.	2	396
Shopify Inc. - Class A (a)	4	575
		1,339
Brazil 4.0%
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	31	739
NU Holdings Ltd. - Class A (a)	21	356
		1,095
Switzerland 2.7%
Galderma Group AG	2	467
Partners Group Holding AG	—	260
		727
Italy 2.6%
Prysmian S.p.A.	7	712
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	710
Japan 2.2%
Nissan Chemical Corporation	6	215
Terumo Corporation	27	388
		603
Hong Kong 2.1%
AIA Group Limited	54	555
France 1.9%
Danone	6	499
South Korea 1.8%
Samsung Electronics Co., Ltd.	6	487
Germany 1.5%
SAP SE	2	401
Sweden 1.4%
Spotify Technology S.A. (a)	1	390
Jersey 1.2%
Aptiv PLC (a)	4	327
Argentina 1.0%
MercadoLibre, Inc. (a)	—	270
India 1.0%
Apollo Hospitals Enterprise Limited	3	259
Austria 0.3%
Erste Group Bank AG	1	90
Total Common Stocks (cost $22,655)		25,593
SHORT TERM INVESTMENTS 5.2%
Investment Companies 5.2%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	1,405	1,405
Total Short Term Investments (cost $1,405)		1,405
Total Investments 99.6% (cost $24,060)		26,998
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 0.4%		102
Total Net Assets 100.0%		27,097
(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	328	11,582	10,505	33	—	—	1,405	5.2
JNL Government Money Market Fund, 3.74% - Class SL	—	821	821	—	—	—	—	—
	328	12,403	11,326	33	—	—	1,405	5.2

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	01/28/26	AUD	552	368	10
BRL/USD	UBS	01/05/26	BRL	5,460	997	17
CAD/USD	MSC	02/05/26	CAD	351	256	4
CNY/USD	MSC	01/16/26	CNY	6,851	981	11
EUR/USD	MSC	01/29/26	EUR	577	680	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	MSC	01/14/26	HKD	6,274	807	—
INR/USD	BOA	02/10/26	INR	16,804	186	(2)
JPY/USD	MSC	01/23/26	JPY	104,859	670	(23)
JPY/USD	MSC	01/23/26	JPY	2,035	13	—
KRW/USD	BOA	01/09/26	KRW	349,836	243	(8)
KRW/USD	SCB	01/09/26	KRW	94,567	66	(2)
KRW/USD	UBS	01/09/26	KRW	99,825	69	(1)
MXN/USD	MSC	03/12/26	MXN	867	48	—
SEK/USD	MSC	02/13/26	SEK	1,710	186	5
TWD/USD	MSC	02/12/26	TWD	11,640	371	3
TWD/USD	SCB	02/12/26	TWD	2,306	74	(1)
TWD/USD	SCB	02/12/26	TWD	2,238	71	—
USD/BRL	UBS	01/05/26	BRL	(5,460)	(996)	9
USD/BRL	UBS	02/03/26	BRL	(5,090)	(922)	(16)
USD/CAD	MSC	02/05/26	CAD	(1,090)	(796)	(12)
USD/CHF	MSC	01/29/26	CHF	(110)	(139)	(2)
USD/CNY	MSC	01/16/26	CNY	(1,114)	(160)	(2)
USD/EUR	MSC	01/29/26	EUR	(419)	(492)	1
USD/GBP	MSC	02/26/26	GBP	(722)	(973)	(12)
USD/GBP	MSC	02/26/26	GBP	(323)	(435)	—
USD/HKD	MSC	01/14/26	HKD	(9,730)	(1,251)	1
USD/KRW	MSC	01/09/26	KRW	(544,228)	(378)	(2)
USD/KRW	SCB	01/09/26	KRW	(107,867)	(75)	(2)
USD/TWD	CIT	02/12/26	TWD	(16,450)	(525)	10
USD/TWD	GSC	02/12/26	TWD	(2,304)	(74)	—
ZAR/USD	MSC	02/26/26	ZAR	991	60	1
					(1,070)	(3)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	18,251	7,342	—	25,593
Short Term Investments	1,405	—	—	1,405
	19,656	7,342	—	26,998
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	82	—	82
	—	82	—	82
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(85)	—	(85)
	—	(85)	—	(85)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 95.4%
Information Technology 15.7%
Accenture Public Limited Company - Class A	11	2,854
Adobe Inc. (a)	1	349
Advanced Micro Devices, Inc. (a)	10	2,045
Apple Inc.	12	3,361
Applied Materials, Inc.	3	783
Arista Networks, Inc. (a)	43	5,621
Broadcom Inc.	5	1,697
Cisco Systems, Inc.	76	5,887
CrowdStrike Holdings, Inc. - Class A (a)	5	2,165
Datadog, Inc. - Class A (a)	5	743
Fortinet, Inc. (a)	19	1,500
International Business Machines Corporation	14	4,021
Intuit Inc.	2	1,259
Lam Research Corporation	14	2,348
Microsoft Corporation	10	4,765
Motorola Solutions, Inc.	5	2,028
NVIDIA Corporation	33	6,074
Palantir Technologies Inc. - Class A (a)	14	2,448
Palo Alto Networks, Inc. (a)	14	2,666
Roper Technologies, Inc.	6	2,673
Salesforce, Inc.	3	745
ServiceNow, Inc. (a)	23	3,472
Teledyne Technologies Incorporated (a)	1	491
Zoom Communications, Inc. - Class A (a)	57	4,903
Zscaler, Inc. (a)	1	247
		65,145
Consumer Staples 14.9%
Altria Group, Inc.	36	2,081
Casey's General Stores, Inc.	2	979
Church & Dwight Co., Inc.	30	2,543
Coca-Cola Company, The	85	5,952
Colgate-Palmolive Company	58	4,568
Costco Wholesale Corporation	7	6,061
General Mills, Inc.	30	1,380
Hershey Company, The	11	2,015
Kroger Co., The	89	5,562
Mondelez International, Inc. - Class A	32	1,698
Monster Beverage 1990 Corporation (a)	77	5,878
PepsiCo, Inc.	31	4,415
Philip Morris International Inc.	37	5,977
Pilgrim's Pride Corporation	15	581
Procter & Gamble Company, The	42	5,976
Walmart Inc.	53	5,911
		61,577
Health Care 14.4%
Abbott Laboratories	43	5,440
Boston Scientific Corporation (a)	31	2,983
Cardinal Health, Inc.	16	3,303
Cencora, Inc.	17	5,628
Cigna Group, The	3	925
Corcept Therapeutics Incorporated (a)	17	592
Edwards Lifesciences Corporation (a)	8	649
Elevance Health, Inc.	4	1,540
Eli Lilly and Company	2	2,168
Johnson & Johnson	29	5,952
McKesson Corporation	7	5,988
Medtronic, Inc.	13	1,201
Merck & Co., Inc.	31	3,312
Neurocrine Biosciences, Inc. (a)	6	805
Regeneron Pharmaceuticals, Inc.	3	2,062
Stryker Corporation	2	541
Thermo Fisher Scientific Inc.	1	319
United Therapeutics Corporation (a)	8	3,982
UnitedHealth Group Incorporated	9	2,960
Veeva Systems Inc. - Class A (a)	27	5,927
Vertex Pharmaceuticals Incorporated (a)	7	3,386
		59,663
Financials 12.7%
Allstate Corporation, The	7	1,514
AON Public Limited Company - Class A	1	437
Arch Capital Group Ltd. (a)	38	3,688
CBOE Global Markets, Inc.	24	5,948
Chubb Limited	19	5,973
CME Group Inc. - Class A	22	5,979
First Citizens BancShares, Inc. - Class A	—	476
Hartford Insurance Group, Inc., The	6	784
Intercontinental Exchange, Inc.	7	1,159
JPMorgan Chase & Co.	7	2,226
Marsh & Mclennan Companies, Inc.	10	1,844
MasterCard Incorporated - Class A	10	5,891
NU Holdings Ltd. - Class A (a)	8	137
Progressive Corporation, The	23	5,161
Travelers Companies, Inc., The	15	4,465
Visa Inc. - Class A	17	5,934
W. R. Berkley Corporation	12	861
		52,477
Industrials 12.2%
Automatic Data Processing, Inc.	19	4,921
Caci International Inc. - Class A (a)	3	1,571
Cintas Corporation	10	1,909
Copart, Inc. (a)	76	2,980
Deere & Company	9	4,023
FTI Consulting, Inc. (a)	11	1,909
General Dynamics Corporation	8	2,670
Illinois Tool Works Inc.	4	950
Leidos Holdings, Inc.	7	1,189
Lockheed Martin Corporation	12	5,778
Northrop Grumman Corporation	6	3,213
Republic Services, Inc.	28	5,923
Rollins, Inc.	8	501
RTX Corporation	15	2,760
Trane Technologies Public Limited Company	9	3,328
Uber Technologies, Inc. (a)	6	530
Verisk Analytics, Inc.	1	230
Waste Management, Inc.	27	5,984
		50,369
Communication Services 9.7%
Alphabet Inc. - Class A	19	6,048
AT&T Inc.	216	5,368
Electronic Arts Inc.	27	5,474
Fox Corporation - Class A	12	893
Meta Platforms, Inc. - Class A	9	5,793
Netflix, Inc. (a)	27	2,511
Roblox Corporation - Class A (a)	17	1,396
Spotify Technology S.A. (a)	8	4,635
The New York Times Company - Class A	8	565
T-Mobile US, Inc.	10	2,106
Verizon Communications Inc.	136	5,555
		40,344
Consumer Discretionary 9.2%
Airbnb, Inc. - Class A (a)	11	1,485
Amazon.com, Inc. (a)	26	6,041
AutoZone, Inc. (a)	1	4,891
Booking Holdings Inc.	1	4,830
Deckers Outdoor Corporation (a)	1	151
Dillard's, Inc. - Class A	4	2,399
DoorDash, Inc. - Class A (a)	2	502
Duolingo, Inc. - Class A (a)	3	548
Garmin Ltd.	8	1,554
Home Depot, Inc., The	3	1,160
McDonald's Corporation	19	5,752
O'Reilly Automotive, Inc. (a)	60	5,433
TJX Companies, Inc., The	22	3,435
		38,181
Energy 5.3%
Chevron Corporation	39	5,962
ConocoPhillips	25	2,343
Coterra Energy Inc.	27	705
Diamondback Energy, Inc.	10	1,466
EOG Resources, Inc.	35	3,659
Exxon Mobil Corporation	50	6,075
Texas Pacific Land Corporation	6	1,719
		21,929

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Materials 0.8%
Linde Public Limited Company	8	3,330
Utilities 0.5%
Duke Energy Corporation	16	1,931
Total Common Stocks (cost $310,753)		394,946
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	18,006	18,006
Total Short Term Investments (cost $18,006)		18,006
Total Investments 99.7% (cost $328,759)		412,952
Other Derivative Instruments (0.0)%		(124)
Other Assets and Liabilities, Net 0.3%		1,215
Total Net Assets 100.0%		414,043

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	6,626	108,931	97,551	634	—	—	18,006	4.3
JNL Government Money Market Fund, 3.74% - Class SL	—	26,500	26,500	10	—	—	—	—
	6,626	135,431	124,051	644	—	—	18,006	4.3

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	48	March 2026	16,661	(124)	(119)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	394,946	—	—	394,946
Short Term Investments	18,006	—	—	18,006
	412,952	—	—	412,952
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(119)	—	—	(119)
	(119)	—	—	(119)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 61.6%
Information Technology 16.7%
Accenture Public Limited Company - Class A	7	1,998
Accton Technology Corporation	26	983
Adobe Inc. (a) (b)	12	4,236
Advanced Micro Devices, Inc. (a)	25	5,407
Advantest Corporation	16	2,030
Akamai Technologies, Inc. (a)	8	678
Amphenol Corporation - Class A	18	2,397
Analog Devices, Inc.	1	187
Apple Inc. (b)	199	54,198
AppLovin Corporation - Class A (a)	3	2,032
Arista Networks, Inc. (a)	8	1,102
ASMedia Technology Inc.	6	231
ASML Holding N.V.	13	14,211
ASPEED Technology Inc.	3	694
Autodesk, Inc. (a)	16	4,673
Avaya Holdings Corp. (a)	—	3
Broadcom Inc.	83	28,654
Cadence Design Systems, Inc. (a)	3	1,030
Canon Inc. (c)	41	1,208
Capgemini France	3	567
Chorus Limited - Class A	6	512
Circle Internet Group, Inc. - Class A (a)	29	2,270
Cisco Systems, Inc.	141	10,840
Cognizant Technology Solutions Corporation - Class A	3	235
Constellation Software Inc.	1	2,523
CrowdStrike Holdings, Inc. - Class A (a)	4	1,807
Dassault Systemes	39	1,098
Datadog, Inc. - Class A (a)	41	5,514
Dell Technologies Inc. - Class C	18	2,292
Elm Company	—	85
eMemory Technology Inc.	7	385
EPAM Systems, Inc. (a)	1	192
Figma, Inc. - Class A (a) (c)	4	140
Flex Ltd. (a)	14	842
Fortinet, Inc. (a)	15	1,195
FUJIFILM Holdings Corporation	19	405
Genius Electronic Optical Co., Ltd.	31	438
Hewlett Packard Enterprise Company	28	674
Hon Hai Precision Industry Co., Ltd.	96	711
Infosys Limited	24	424
Intel Corporation (a)	67	2,478
Intuit Inc.	13	8,568
Isu Petasys Co., Ltd.	1	98
Jabil Inc.	11	2,449
Keyence Corporation	4	1,556
KLA Corporation	1	1,458
Lam Research Corporation	69	11,809
Lenovo Group Limited	594	703
Marvell Technology, Inc.	15	1,304
MediaTek Inc.	13	579
Micron Technology, Inc. (d)	56	16,098
Microsoft Corporation	134	64,621
MongoDB, Inc. - Class A (a)	10	4,021
Monolithic Power Systems, Inc.	1	1,272
Motorola Solutions, Inc.	5	1,955
Murata Manufacturing Co., Ltd.	87	1,809
Nebius Group N.V. - Class A (a) (c) (e)	2	126
Northern Data AG (a)	4	75
NVIDIA Corporation (b)	386	71,918
NXP Semiconductors N.V.	3	587
Oracle Corporation	17	3,289
Palantir Technologies Inc. - Class A (a)	32	5,681
Rakus Co., Ltd.	39	259
Realtek Semiconductor Corporation	56	865
Salesforce, Inc.	39	10,446
Samsung Electronics Co., Ltd.	40	3,291
SAP SE	11	2,557
ServiceNow, Inc. (a)	58	8,820
ServiceTitan, Inc. - Class A (a)	49	5,238
SK Hynix Inc.	7	3,232
Skyworks Solutions, Inc.	36	2,306
Snowflake Inc. - Class A (a)	4	788
Socionext Inc. (c)	31	438
STMicroelectronics N.V.	24	626
Taiwan Semiconductor Manufacturing Company Limited	582	28,714
TD SYNNEX Corporation	4	528
TE Connectivity Public Limited Company	3	736
Telefonaktiebolaget LM Ericsson - Class B	70	683
Texas Instruments Incorporated	3	586
Trend Micro Incorporated	9	371
Tyler Technologies, Inc. (a)	1	288
Veritas NewCo. (a) (f)	4	93
Veritas NewCo. (a) (f)	6	134
Winbond Electronics Corp. (a)	478	1,263
WiseTech Global Limited	12	534
Wolfspeed, Inc. (a) (c)	1	19
WOM Mobile SpA (a) (f)	1	13
Workday, Inc. - Class A (a)	3	618
		435,001
Financials 10.3%
3i Group PLC	11	484
Abu Dhabi Commercial Bank PJSC	28	109
Admiral Group PLC	22	954
Adyen N.V. (a) (e)	—	315
AIA Group Limited	—	2
Akbank Turk Anonim Sirketi - Class A	224	365
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana - GDR (e)	5	144
Al Rajhi Banking and Investment Corporation	16	413
Allianz SE	3	1,409
American Express Company	7	2,654
Axis Bank Limited	4	50
B3 S.A. - Brasil, Bolsa, Balcao	102	255
Banco Bilbao Vizcaya Argentaria, S.A.	83	1,962
Banco de Sabadell, S.A.	154	607
Bank of America Corporation	397	21,813
Bank of Nova Scotia, The	6	440
Bankinter Sociedad Anonima (c)	68	1,132
BB Seguridade Participacoes S.A.	98	645
Berkshire Hathaway Inc. - Class B (a)	4	2,128
CaixaBank, S.A.	188	2,305
Capital One Financial Corporation	58	14,062
Charles Schwab Corporation, The	2	162
China Galaxy Securities Co., Ltd. - Class H	387	499
CIMB Group Holdings Berhad	40	81
Citigroup Inc. (d)	142	16,580
Coinbase Global, Inc. - Class A (a)	3	592
Comerica Incorporated	2	164
Dai-ichi Life Holdings, Inc.	80	667
Daiwa Securities Group Inc.	117	1,023
Danske Bank A/S	21	1,047
Deutsche Bank Aktiengesellschaft - Class N	16	618
EQT AB (c) (e)	5	205
FactSet Research Systems Inc.	5	1,486
Fawry For Banking Technology And Electronic Payments S.A.E (a)	230	78
Fifth Third Bancorp	15	714
Finecobank Banca Fineco S.p.A.	26	685
First Citizens BancShares, Inc. - Class A	1	1,110
First Horizon Corporation	27	648
FirstRand Limited	194	1,062
Flagstar Bank, National Association	91	1,145
GF Securities Co., Ltd. - Class A	83	260
Goldman Sachs Group, Inc., The	3	2,947
Grupo Cibest S A - ADR	3	159
Grupo Financiero Banorte, S.A.B. de C.V.	96	891
Huntington Bancshares Incorporated	90	1,562
ICICI Bank Limited	3	50
IndusInd Bank Ltd. (a)	10	92
ING Groep N.V.	427	12,058
Intesa Sanpaolo SpA	2,107	14,560
Invesco Ltd.	32	834
Investor Aktiebolag - Class B	29	1,021
Japan Exchange Group, Inc.	71	757

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Japan Post Bank Co., Ltd.	81	1,140
Japan Post Holdings Co., Ltd.	61	645
Joint Stock Company Kaspi.Kz - ADR (a) (e)	3	198
JPMorgan Chase & Co.	62	19,945
KB Financial Group Inc.	2	190
KBC Groep	9	1,195
KKR & Co. Inc. - Class A	54	6,872
Komercni banka, a.s.	2	139
Krungthai Card Public Company Limited	191	159
Lion Finance Group PLC	1	166
Macquarie Group Limited	15	2,052
Marsh & Mclennan Companies, Inc.	43	7,991
MasterCard Incorporated - Class A	26	14,704
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	23	482
Metropolitan Bank & Trust Company	72	84
Mitsubishi UFJ Financial Group, Inc.	83	1,325
Mizuho Financial Group, Inc.	8	281
MONETA Money Bank, a.s. (e)	8	75
Morgan Stanley	11	1,971
MSCI Inc. - Class A	3	1,749
National Bank of Greece S.A. - Class R	10	157
NatWest Group PLC	343	3,010
Nomura Holdings, Inc.	116	964
OTP Bank Nyrt.	4	413
Partners Group Holding AG (c)	2	2,661
PayPal Holdings, Inc.	5	305
Power Corporation of Canada (c)	4	190
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	13	298
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	67	1,239
Principal Financial Group, Inc.	25	2,164
Progressive Corporation, The	44	10,002
Prudential Financial, Inc.	21	2,355
PT. Bank Mandiri	1,571	481
PT. Bank Syariah Indonesia Tbk	199	27
Raiffeisen Bank International AG	1	59
Rasan Information Technology Company (a)	8	234
Raymond James Financial, Inc.	1	139
Robinhood Markets, Inc. - Class A (a)	7	805
Rocket Companies, Inc. - Class A	76	1,481
S&P Global Inc.	2	1,035
Sampo Oyj - Class A	51	615
Saudi National Bank, The	6	64
SBI Life Insurance Company Limited (e)	57	1,286
SBI Shinsei Bank, Limited	45	499
Schroders PLC	93	509
Societe Generale	109	8,817
St. James's Place PLC	29	543
StoneCo Ltd. - Class A (a)	4	58
Sumitomo Mitsui Financial Group, Inc.	29	938
Sun Life Financial Inc.	57	3,566
Synchrony Financial	19	1,611
T. Rowe Price Group, Inc.	6	626
TBC Bank Group PLC	1	80
The PNC Financial Services Group, Inc.	4	923
TS Financial Holding Co., Ltd.	298	193
Turkiye Is Bankasi Anonim Sirketi - Class C	870	286
U.S. Bancorp	34	1,788
UBS Group AG	6	257
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.	175	14,444
Visa Inc. - Class A	6	2,166
Wealthfront Corporation (a)	31	426
Wells Fargo & Company	233	21,685
XP Inc. - Class A	4	68
Zurich Insurance Group AG - Class N	2	1,587
		268,422
Consumer Discretionary 7.1%
Adidas AG - Class N	3	558
Airbnb, Inc. - Class A (a)	18	2,454
Alibaba Group Holding Limited (e)	25	467
Alibaba Group Holding Limited - ADR	13	1,921
Amazon.com, Inc. (a) (b)	199	45,882
ANTA Sports Products Limited	87	899
Aptiv PLC (a)	6	466
AutoNation, Inc. (a)	1	196
AutoZone, Inc. (a)	—	492
Best Buy Co., Inc.	40	2,675
Bloomberry Resorts Corporation	449	19
Booking Holdings Inc.	1	5,634
Bridgestone Corporation (c)	13	301
Burlington Stores, Inc. (a)	2	594
BYD Company Limited - Class H	326	3,934
Caesars Entertainment, Inc. (a)	13	315
Carvana Co. - Class A (a)	3	1,176
Century Communities, Inc.	9	525
Compass Group PLC	193	6,148
D.R. Horton, Inc.	43	6,211
Deckers Outdoor Corporation (a)	2	252
Dick's Sporting Goods, Inc.	3	524
DigiPlus Interactive Corp.	84	23
Domino's Pizza, Inc.	1	278
eBay Inc.	11	979
Eicher Motors Limited	2	132
Ferrari N.V.	2	780
Ford Motor Company	278	3,654
Garmin Ltd.	6	1,310
Geely Automobile Holdings Limited	616	1,415
Genius Sports Limited (a)	80	887
Great Wall Motor Company Limited - Class A	450	1,457
Greek Organisation of Football Prognostics S.A. - Class R	6	128
Hermes International	3	6,655
Hilton Worldwide Holdings Inc.	14	4,155
Home Depot, Inc., The	26	8,931
Industria de Diseno Textil, S.A.	10	677
Isetan Mitsukoshi Holdings Ltd. (c)	22	313
Jawbone Inc. (e) (f)	—	—
JD.com, Inc. - Class A	122	1,759
KIA Corporation	1	119
Laopu Gold Co., Ltd. - Class H (e)	3	255
Las Vegas Sands Corp.	29	1,878
Les Vetements de Sport Gildan Inc. - Class A (c)	24	1,488
Lojas Renner S/A.	216	525
LPP Spolka Akcyjna	—	440
Lululemon Athletica Canada Inc. (a)	8	1,752
LVMH Moet Hennessy Louis Vuitton	9	6,849
M/I Homes, Inc. (a)	2	287
McDonald's Corporation	12	3,587
MercadoLibre, Inc. (a)	1	1,545
Meritage Homes Corporation	7	463
Metaplanet Inc. (a)	102	263
Misto Holdings Corporation	3	99
Mr Price Group	30	317
Pandora A/S	3	302
POP MART International Group Limited (e)	49	1,170
Prosus N.V. - Class N	15	911
PT. Mitra Adiperkasa	671	47
Renault	28	1,147
SAIC Motor Corporation Limited - Class A	453	987
Sanrio Company, Ltd. (c)	14	447
Sea Limited - Class A - ADR (a)	—	23
Shenzhou International Group Holdings Limited	60	469
Six Flags Entertainment Corporation (a)	24	369
Sony Group Corporation	40	1,035
Starbucks Corporation	7	565
Suzuki Motor Corporation	84	1,255
Tapestry, Inc.	11	1,390
Tesla, Inc. (a)	43	19,242
TJX Companies, Inc., The	71	10,943
Toll Brothers, Inc.	10	1,322
Toyota Motor Corporation	110	2,353
TRI Pointe Homes Holdings, Inc. (a)	15	484
Trip.com Group Limited	7	517
Ulta Beauty, Inc. (a)	1	659
Viking Holdings Ltd (a)	3	191
Wynn Macau, Limited	805	614
Wynn Resorts, Limited	21	2,475

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Yum China Holdings, Inc.	31	1,468
		185,428
Industrials 6.9%
ABB Ltd - Class N	17	1,266
Air Arabia PJSC	138	175
Airbus SE	17	3,939
Airtac International Group	19	562
Alliance Laundry Holdings Inc. (a)	34	699
Athens International Airport S.A.	17	213
Atlas Copco Aktiebolag - Class A	86	1,535
Automatic Data Processing, Inc.	6	1,457
BAE Systems PLC	427	9,857
BELIMO Holding AG - Class N	—	485
BizLink Holding Inc.	12	581
Boeing Company, The (a)	62	13,457
Bouygues	12	639
Bunzl Public Limited Company	25	697
CAE Inc. (a)	8	244
Canadian National Railway Company	14	1,378
Carrier Global Corporation	14	759
Compagnie de Saint-Gobain	66	6,713
Delta Air Lines, Inc. (d)	110	7,617
Doosan Enerbility Co., Ltd. (a)	2	118
DSV A/S	24	6,183
Eaton Corporation Public Limited Company	7	2,097
Eiffage	6	876
EMCOR Group, Inc.	—	269
Experian PLC	14	638
Fortive Corporation	9	495
Frontken Corporation Berhad	175	180
Furukawa Electric Co., Ltd.	8	535
GE Vernova Inc.	10	6,620
General Electric Company	29	8,872
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	9	278
GS Engineering & Construction Corp.	14	189
HD Hyundai Heavy Industries Co., Ltd.	3	1,015
HD Hyundai Marine Solution Co., Ltd.	1	117
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2	512
Hindustan Aeronautics Limited	7	321
Honeywell International Inc.	21	4,065
Howmet Aerospace Inc.	16	3,293
Huntington Ingalls Industries, Inc.	3	1,014
Illinois Tool Works Inc.	9	2,231
International Container Terminal Services, Inc.	12	117
Kone Corporation - Class B	7	528
Kongsberg Gruppen ASA	13	344
Legrand	8	1,182
Leonardo S.p.A.	41	2,345
Localiza Rent A Car S/A	19	146
Lockheed Martin Corporation	7	3,462
LuxCo 3 (a) (f)	1	21
MISUMI Group Inc.	29	447
Nidec Corporation	123	1,677
Obayashi Corporation	34	719
Otis Worldwide Corporation	42	3,695
Palladyne AI Corp. (a) (c)	1	5
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	6	94
PT. Astra International	169	68
Relx PLC	124	5,047
Rockwell Automation, Inc.	—	144
Rolls-Royce Holdings PLC	302	4,678
RTX Corporation	5	842
Rumo S.A.	45	120
Safran	2	715
Schneider Electric SE	2	668
Shimizu Corporation	63	1,067
Siemens Energy AG (a)	28	3,927
Southwest Airlines Co.	18	739
Techtronic Industries Company Limited	91	1,048
Textron Inc.	25	2,145
Thales	5	1,444
TOTO Ltd.	13	348
Toyota Tsusho Corporation	26	884
Trane Technologies Public Limited Company	33	12,653
TransDigm Group Incorporated	6	8,212
Transurban Holdings Limited	145	1,376
Uber Technologies, Inc. (a)	32	2,632
Union Pacific Corporation	22	5,195
United Airlines Holdings, Inc. (a)	71	7,990
Verisure P.L.C. (a)	27	450
Vertiv Holdings Co - Class A	38	6,225
Waste Management, Inc.	5	1,051
Weichai Power Co., Ltd. - Class H	261	632
Wizz Air Holdings PLC (a) (c) (e)	9	152
Wolters Kluwer N.V. - Class C	13	1,349
Worley Limited	52	434
Yaskawa Electric Corporation (c)	9	278
		179,486
Health Care 6.6%
Abbott Laboratories	48	5,959
AbbVie Inc.	25	5,740
Alcon AG	8	611
Argenx SE (a)	—	378
Argenx SE - ADR (a)	—	192
Asahi Intecc Co., Ltd.	22	409
Ascendis Pharma A/S - ADR (a)	1	206
Axsome Therapeutics, Inc. (a)	2	323
Bayer Aktiengesellschaft - Class N	6	261
Boston Scientific Corporation (a)	125	11,914
Bristol-Myers Squibb Company	30	1,601
Cardinal Health, Inc.	1	140
Centene Corporation (a)	9	372
Coloplast A/S - Class B	6	526
Convatec Group PLC (e)	80	262
Edwards Lifesciences Corporation (a)	18	1,576
Eli Lilly and Company (d)	25	27,314
EssilorLuxottica	28	8,990
Fresenius Medical Care AG	11	533
Galderma Group AG	9	1,761
Genmab A/S (a)	1	340
Gilead Sciences, Inc.	12	1,505
Grand Round, Inc. (e) (f)	644	515
GSK PLC	52	1,267
Haleon PLC	120	604
HCA Healthcare, Inc.	—	129
Humana Inc.	2	454
Incyte Corporation (a)	12	1,139
Insmed Incorporated (a)	2	409
Intuitive Surgical, Inc. (a)	16	9,163
Johnson & Johnson	36	7,378
Masimo Corporation (a)	13	1,745
McKesson Corporation	12	10,119
Medtronic, Inc.	83	8,012
Merck & Co., Inc.	46	4,838
MLP Saglik Hizmetleri Anonim Sirketi (a)	15	134
Moderna, Inc. (a)	75	2,226
NMC Health PLC (f)	162	—
Novartis AG - Class N	24	3,297
Olympus Corporation	88	1,121
Pfizer Inc.	65	1,621
Rede D'or Sao Luiz S.A.	17	123
Regeneron Pharmaceuticals, Inc.	2	1,183
ResMed Inc.	1	246
Royalty Pharma PLC - Class A	5	174
Sanofi	79	7,630
Santen Pharmaceutical Co., Ltd.	31	325
Soleno Therapeutics, Inc. (a)	3	123
Steris Public Limited Company	1	214
Stryker Corporation	37	12,850
Sumitomo Pharma Co., Ltd. (a)	34	500
Telix Pharmaceuticals Limited (a) (c)	28	206
Teva Pharmaceutical Industries Ltd - ADR (a)	39	1,207
Thermo Fisher Scientific Inc.	8	4,643
UCB	—	130
United Therapeutics Corporation (a)	1	403
UnitedHealth Group Incorporated	13	4,289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Universal Health Services, Inc. - Class B	3	549
Vera Therapeutics, Inc. - Class A (a)	3	137
Vertex Pharmaceuticals Incorporated (a)	11	5,013
Viatris Inc.	228	2,845
West Pharmaceutical Services, Inc.	—	91
Xenon Pharmaceuticals Inc. (a)	3	136
Zimmer Biomet Holdings, Inc.	10	900
Zoetis Inc. - Class A	29	3,665
		172,666
Communication Services 5.7%
Alphabet Inc. - Class C	193	60,633
AMC Networks, Inc. - Class A (a)	15	138
America Movil, S.A.B. De C.V.	202	208
Bilibili Inc. - ADR (a) (c)	8	199
Deutsche Telekom AG - Class N	84	2,726
EchoStar Corporation - Class A (a) (c)	28	3,033
Elisa Oyj	6	280
Emirates Integrated Telecommunications Company PJSC	34	91
Etihad Etisalat Company	22	387
Former Charter Communications Parent, Inc. - Class A (a)	6	1,187
Fox Corporation - Class A	17	1,216
Hellenic Telecommunications Organization S.A. - Class R	11	217
International Games System Co., Ltd.	9	207
Kakaku.com, Inc.	21	305
KDDI Corporation	68	1,182
Krafton, Inc. (a)	3	570
Lionsgate Studios Corp. (a)	116	1,058
Live Nation Entertainment, Inc. (a)	40	5,649
Lumen Technologies, Inc. (a)	52	401
LY Corporation	300	798
Match Group, Inc.	60	1,932
Meta Platforms, Inc. - Class A	37	24,583
NAVER Corporation	3	527
Netflix, Inc. (a)	74	6,951
NEXON Co., Ltd.	46	1,102
Nintendo Co., Ltd.	16	1,095
Omnicom Group Inc.	17	1,407
Paramount Skydance Corporation - Class B (c)	6	76
PT. Telekomunikasi Indonesia	153	32
Roblox Corporation - Class A (a)	7	541
Spotify Technology S.A. (a)	1	338
Starz Entertainment (a)	5	56
Take-Two Interactive Software, Inc. (a)	3	880
Telenor ASA	28	409
Tencent Holdings Limited	136	10,433
Tencent Holdings Limited - ADR	—	17
T-Mobile US, Inc.	4	829
True Corporation Public Company Limited	316	109
True Corporation Public Company Limited - NVDR (c)	267	92
Verizon Communications Inc.	105	4,267
Vodacom Group (c)	8	67
Walt Disney Company, The	104	11,861
		148,089
Consumer Staples 2.8%
Alimentation Couche-Tard Inc.	23	1,249
Altria Group, Inc.	67	3,877
British American Tobacco P.L.C.	57	3,230
Carrefour	11	176
Coca-Cola Company, The	33	2,287
Costco Wholesale Corporation	20	16,908
CP ALL Public Company Limited	186	257
Dollar General Corporation	16	2,153
Eastroc Beverage(Group) Co., Ltd. - Class A	5	172
Estee Lauder Companies Inc., The - Class A	10	1,072
Fomento Economico Mexicano, S.A. B. De C.V.	4	45
ITC Limited	95	427
J Sainsbury PLC (c)	287	1,258
Japan Tobacco Inc. (c)	71	2,557
Jeronimo Martins, SGPS S.A.	7	158
Keurig Dr Pepper Inc.	64	1,804
KT&G Corporation	7	680
L'Oreal	1	328
Nestle S.A. - Class N	5	458
Nongfu Spring Co., Ltd. - Class H (e)	—	1
PepsiCo, Inc.	10	1,394
Philip Morris International Inc.	52	8,386
Procter & Gamble Company, The	33	4,778
Seven & I Holdings Co., Ltd.	43	623
Target Corporation	6	612
Wal-Mart de Mexico, S.A.B. de C.V. (c)	40	125
Walmart Inc.	160	17,775
Woolworths Group Limited	28	541
		73,331
Energy 2.3%
ADES Holding Company	29	137
BP P.L.C.	115	676
Cameco Corporation (c) (d)	2	202
Cameco Corporation	87	7,991
Cenovus Energy Inc.	53	889
Chevron Corporation	55	8,456
Devon Energy Corporation	42	1,533
ENEOS Holdings, Inc.	256	1,810
EOG Resources, Inc.	20	2,142
EQT Corporation	112	5,978
Idemitsu Kosan Co., Ltd.	95	716
Inpex Corporation (c)	21	416
Koninklijke Vopak N.V.	5	212
Repsol S.A.	52	970
Santos Limited	177	726
Schlumberger Limited	10	402
Shell PLC - Class A	302	11,164
Solaris Energy Infrastructure, Inc. - Class A	21	947
Suncor Energy Inc.	100	4,453
Tenaris S.A.	25	485
Valero Energy Corporation	18	2,984
Williams Companies, Inc., The	126	7,601
		60,890
Materials 1.7%
Air Products and Chemicals, Inc.	13	3,121
Albemarle Corporation	6	836
Algoma Steel Group Inc. (c)	88	361
Anglo American PLC	12	513
Asahi Kasei Corporation	74	667
Barrick Mining Corporation	36	1,559
BHP Group Limited	98	2,970
Borouge PLC	167	120
China Hongqiao Group Limited	153	638
CRH Public Limited Company	66	8,194
Eldorado Gold Corporation (a)	11	384
First Quantum Minerals Ltd (a)	7	183
Fortescue Ltd	47	690
Freeport-McMoRan Inc.	164	8,341
Fresnillo PLC	44	1,955
Grupo Mexico, S.A.B. de C.V. - Class B	7	64
Harmony Gold Mining Company	63	1,272
Holcim AG	17	1,664
Kansai Paint Co., Ltd. (c)	17	276
Kinross Gold Corporation	72	2,033
Kumba Iron Ore Ltd (e)	9	199
Kuraray Co., Ltd.	4	38
MP Materials Corp. - Class A (a) (c)	22	1,125
Newmont Corporation	14	1,413
Nippon Steel Corporation (c)	31	127
Nissan Chemical Corporation (c)	14	468
Northam Platinum Limited	13	261
Nutrien Ltd. (c)	12	749
Quintis Limited (e) (f) (g)	3,771	—
Rio Tinto Limited	14	1,338
Rio Tinto PLC	5	382
Saudi Basic Industries Corporation	5	66
Southern Copper Corporation	1	146
SSAB AB - Class A	8	58
SSAB AB - Class B	20	147
Symrise AG	10	800
Teck Resources Limited - Class B	26	1,259

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Vale S.A. - ADR	51	658
Vale S.A.	15	200
Valterra Platinum	6	539
Yanbu National Petrochemical Company	17	124
		45,938
Utilities 1.3%
Ameren Corporation	2	182
Constellation Energy Group, Inc.	1	492
Duke Energy Corporation	7	790
E.ON SE - Class N	74	1,413
Engie	71	1,868
Fortis Inc.	21	1,085
Korea Electric Power Corp	11	347
National Grid PLC	691	10,638
Naturgy Energy Group S.A.	9	285
NextEra Energy, Inc.	122	9,788
NRG Energy, Inc.	11	1,712
Pinnacle West Capital Corporation	7	630
RWE Aktiengesellschaft	11	608
The Southern Company	5	414
Vistra Corp.	29	4,714
		34,966
Real Estate 0.2%
Aldar Properties - PJSC	58	137
Ayala Land Inc.	234	89
Emaar Development LLC	24	99
Emaar Properties PJSC	116	442
ProLogis Inc.	15	1,880
PT. Ciputra Development	1,693	84
The British Land Company Public Limited Company	45	245
UOL Group Limited	29	194
Ventas, Inc.	3	258
VICI Properties Inc.	14	403
Welltower Inc.	2	400
		4,231
Total Common Stocks (cost $1,405,523)		1,608,448
CORPORATE BONDS AND NOTES 10.4%
Financials 1.8%
Acrisure, LLC
4.25%, 02/15/29 (h)	280	272
AIB Group Public Limited Company
6.00%, (100, 07/14/31), EUR (e) (i)	250	300
Alexandrite Lake Lux Holdings S.a r.l.
6.75%, 07/30/30, EUR (e)	531	634
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29 (h)	291	290
7.00%, 01/15/31 (h)	50	52
6.50%, 10/01/31 (h)	98	101
American National Group Inc.
7.00%, 12/01/55	100	100
AmWINS Group, Inc.
6.38%, 02/15/29 (c) (h)	100	103
Ardonagh Finco Limited
6.88%, 02/15/31, EUR (h)	1,475	1,784
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (h)	174	187
Axis Bank Limited
4.10%, (100, 09/08/26) (e) (i) (j)	300	296
Azorra Finance Limited
7.75%, 04/15/30 (h)	134	142
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (e) (i)	400	508
8.38%, (100, 06/21/28), EUR (e) (i)	200	258
Bank of America Corporation
6.25%, (100, 07/26/30) (i)	73	74
Bank of New York Mellon Corporation, The
5.95%, (100, 12/20/30) (i)	200	203
6.30%, (100, 03/20/30) (i)	73	76
Bankinter Sociedad Anonima
7.38%, (100, 08/15/28), EUR (e) (i)	200	252
Barclays PLC
4.38%, (100, 03/15/28) (i) (j)	214	207
7.63%, (100, 03/15/35) (c) (i) (j)	200	213
Block, Inc.
5.63%, 08/15/30 (h)	200	204
BNP Paribas
4.63%, (100, 01/12/27) (h) (i)	214	212
Bper Banca S..A.
6.50%, (100, 03/20/30), EUR (e) (i)	200	243
Bracken Midco1 PLC
6.75%, 11/01/27, GBP (e) (k)	183	245
Breakwater Energy Holdings S.a r.l.
9.25%, 11/15/30 (h)	250	260
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (e) (i) (j)	400	487
6.25%, (100, 07/24/32), EUR (e) (i)	200	247
Citigroup Inc.
6.88%, (100, 08/15/30) (i)	73	75
6.95%, (100, 02/15/30) (i)	76	78
5.92%, (10 Year Treasury + 0.00%), 12/11/30 (f) (l)	1,472	1,472
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (e) (i)	200	264
Credit Acceptance Corporation
9.25%, 12/15/28 (h)	100	105
6.63%, 03/15/30 (h)	100	100
Deutsche Bank Aktiengesellschaft
4.50%, (100, 11/30/26), EUR (e) (i)	200	234
4.63%, (100, 10/30/27), EUR (e) (i)	1,000	1,164
6.75%, (100, 10/30/34), EUR (e) (i)	400	479
7.13%, EUR (e) (i)	200	248
Dongyang Life Insurance Co., Ltd.
6.25%, 05/07/35 (e)	300	311
Dynamo NewCo II GmbH
6.25%, 10/15/31, EUR (e)	185	223
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (h)	479	488
Encore Issuances S.A.
4.93%, 08/14/26, EUR (l)	200	236
Eurobank Ergasias Services And Holdings S.A.
4.00%, 02/07/36, EUR (e)	421	491
First Citizens BancShares, Inc.
6.25%, 03/12/40	2,373	2,414
FirstCash, Inc.
6.88%, 03/01/32 (h)	128	133
Flourishing Trade And Investment Ltd
11.04%, 04/02/28 (f) (h) (k)	3,919	4,056
Ford Motor Credit Company LLC
6.95%, 03/06/26 - 06/10/26	793	799
4.54%, 08/01/26	225	225
5.13%, 11/05/26	458	462
4.27%, 01/09/27	449	447
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (h)	100	107
8.38%, 04/01/32 (h)	39	41
Galaxy Digital Holdings LP
0.50%, 05/01/31 (h) (j)	410	311
Garfunkelux Holdco 3 S.A.
9.00%, 09/01/28, EUR (e)	905	1,013
GGAM Finance Ltd.
6.88%, 04/15/29 (c) (h)	151	156
GS Finance Corp.
8.75%, (10 Year Treasury + 0.00%), 02/14/30 (l)	4,390	4,378
HSBC Holdings PLC
6.95%, (100, 08/27/31) (i) (j)	68	71
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (j)	400	388
7.25%, (100, 11/16/34) (e) (i)	250	266
Intrum Investments and Financing AB
8.00%, 09/11/27, EUR (e)	266	316
7.75%, 09/11/28, EUR (e)	223	229
8.50%, 09/11/29 - 09/11/30, EUR (e)	293	290
Jane Street Group, LLC
6.75%, 05/01/33 (h)	300	313
Jefferies Finance LLC
5.00%, 08/15/28 (h)	400	384

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (i)	69	72
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (h)	291	305
Lloyds Banking Group PLC
6.63%, (100, 09/27/35) (i) (j)	330	329
7.50%, (100, 06/27/30), GBP (i)	200	280
Minejesa Capital B.V.
5.63%, 08/10/37 (h)	200	198
Muangthai Capital Public Company Limited
6.88%, 09/30/28 (e)	300	304
7.55%, 07/21/30	250	259
Muthoot Finance Limited
6.38%, 03/02/30 (e)	495	503
National Australia Bank Limited
4.95%, (3 Month AUD Bank Bill + 1.30%), 11/14/35, AUD (l)	430	287
National Bank of Greece S.A.
5.88%, 06/28/35, EUR (e)	200	251
Nationwide Building Society
5.75%, (100, 06/20/27), GBP (e) (i) (j)	215	289
7.50%, (100, 12/20/30), GBP (e) (i)	567	795
NatWest Group PLC
7.50%, GBP (i) (j)	225	314
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (h)	645	700
NN Group N.V.
5.75%, (100, 09/11/34), EUR (e) (i)	275	328
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (i)	200	205
OneMain Finance Corporation
7.13%, 11/15/31	75	78
Panther Escrow Issuer LLC
7.13%, 06/01/31 (h)	131	136
PennyMac Financial Services, Inc.
6.88%, 05/15/32 (h)	207	216
PRA Group Europe Holding II S.a r.l.
6.25%, 09/30/32, EUR (e)	140	160
Progroup AG
5.13%, 04/15/29, EUR (h)	224	270
5.38%, 04/15/31, EUR (h)	188	225
PT. Bank Negara Indonesia (persero)
4.30%, (100, 03/24/27) (e) (i)	300	293
Resurgent Trade and Investment Ltd
9.51%, 12/05/27 (f)	2,991	2,991
Rocket Companies, Inc.
6.50%, 08/01/29 (h)	74	76
7.13%, 02/01/32 (h)	263	276
6.38%, 08/01/33 (h)	100	104
Ryan Specialty, LLC
5.88%, 08/01/32 (h)	100	102
Sammaan Capital Limited
7.50%, 10/16/30 (e)	275	271
Shift4 Payments, LLC
6.75%, 08/15/32 (h)	100	103
5.50%, 05/15/33, EUR (e)	896	1,080
SLM Corporation
6.50%, 01/31/30	100	103
Starwood Property Trust, Inc.
4.38%, 01/15/27 (h)	203	201
Stena International S.A.
7.25%, 01/15/31 (e)	1,017	1,035
StoneX Escrow Issuer LLC
6.88%, 07/15/32 (h)	100	103
Sumitomo Mitsui Financial Group, Inc.
6.45%, (100, 06/05/35) (i)	107	109
Texas Capital Bancshares, Inc.
4.00%, 05/06/31	1,202	1,187
UBS Group AG
6.60%, (100, 08/05/30) (h) (i) (j)	200	203
UnipolSai Assicurazioni S.p.A.
4.90%, 05/23/34, EUR (e)	200	245
United Wholesale Mortgage, LLC
5.50%, 04/15/29 (h)	343	340
UWM Holdings, LLC
6.63%, 02/01/30 (h)	107	108
6.25%, 03/15/31 (h)	101	101
VistaJet Group Holding S.A.
9.50%, 06/01/28 (h)	100	104
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (h)	100	101
6.38%, 02/01/30 (h)	100	95
WOM Chile Holdco SpA
5.00%, 04/01/32 (h) (j) (k)	181	166
Worldline
5.25%, 11/27/29, EUR (c) (e)	100	104
		46,822
Communication Services 1.6%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (h)	42	41
Altice Financing S.A.
3.00%, 01/15/28, EUR (e)	826	662
Altice France
5.50%, 10/15/31, EUR (e)	91	101
5.63%, 06/15/32, EUR (e)	90	101
AMC Networks, Inc.
10.25%, 01/15/29 (h)	804	843
4.25%, 02/15/29 (c)	804	706
4.25%, 02/15/29 (j)	417	413
10.50%, 07/15/32 (c) (h)	208	230
APLD ComputeCo LLC
9.25%, 12/15/30 (h)	100	98
Arches Buyer Inc.
4.25%, 06/01/28 (h)	124	122
Beignet Investments, LLC
6.58%, 05/30/49 (h)	4,997	5,290
Bell Canada inc.
6.88%, 09/15/55	135	140
British Telecommunications Public Limited Company
4.88%, 11/23/81 (h)	463	447
CCO Holdings, LLC
5.13%, 05/01/27 (h)	300	299
4.25%, 02/01/31 (h)	400	367
7.38%, 03/01/31 (h)	200	204
4.75%, 02/01/32 (c) (h)	188	172
4.50%, 06/01/33 (c) (h)	300	263
Cellnex Telecom, S.A.
0.75%, 11/20/31, EUR (e) (j)	200	212
Cipher Compute LLC
7.13%, 11/15/30 (h)	82	84
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30 (h)	100	105
7.13%, 02/15/31 (h)	58	61
Cogent Communications Group, LLC
7.00%, 06/15/27 (c) (h)	138	138
CommScope, LLC.
9.50%, 12/15/31 (h)	130	131
Connect Finco S.a r.l.
9.00%, 09/15/29 (h)	628	666
CSC Holdings, LLC
5.50%, 04/15/27 (c) (h)	856	728
11.25%, 05/15/28 (h)	200	157
11.75%, 01/31/29 (h)	491	363
DIRECTV Financing, LLC
8.88%, 02/01/30 (h)	98	99
10.00%, 02/15/31 (h)	300	306
DISH Network Corporation
3.38%, 08/15/26 (j)	258	253
EchoStar Corporation
10.75%, 11/30/29	55	61
6.75%, 11/30/30 (c) (k)	55	56
Eircom Limited
5.00%, 04/30/31, EUR (e)	442	527
Engineering - Ingegneria Informatica - S.p.A.
8.63%, 02/15/30, EUR (e)	215	270
Fibercop S.p.A.
4.75%, 06/30/30, EUR (e)	132	158

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.13%, 06/30/32, EUR (e)	127	152
Frontier Communications Holdings, LLC
6.00%, 01/15/30 (c) (h)	415	421
8.75%, 05/15/30 (h)	1,462	1,527
8.63%, 03/15/31 (h)	1,100	1,156
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (c) (h)	100	100
6.75%, 05/01/29 (h)	610	614
Frontier Florida LLC
6.86%, 02/01/28	1,259	1,310
Frontier North Inc.
6.73%, 02/15/28	175	181
Global Switch Finance B.V.
1.38%, 10/07/30, EUR (e)	242	266
Gray Media, Inc.
9.63%, 07/15/32 (c) (h)	200	208
7.25%, 08/15/33 (h)	85	87
iHeartCommunications, Inc.
7.75%, 08/15/30 (h) (m)	200	174
Iliad Holding
4.25%, 01/09/32, EUR (e)	500	591
Kaixo Bondco Telecom S.A.
5.13%, 09/30/29, EUR (e)	273	324
Level 3 Financing, Inc.
6.88%, 06/30/33 (h)	195	200
7.00%, 03/31/34 (h)	166	171
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (h)	247	247
2.88%, 10/15/31 (h) (j)	145	142
Maya
5.63%, 10/15/28, EUR (e)	1,693	2,015
7.00%, 10/15/28 (h)	200	203
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (h)	67	71
Nexstar Escrow Inc.
5.63%, 07/15/27 (h)	229	229
Outfront Media Capital Corporation
5.00%, 08/15/27 (h)	122	122
4.63%, 03/15/30 (h)	119	116
Rogers Communications Inc.
5.25%, 03/15/82 (h)	200	199
Sirius XM Radio Inc.
5.00%, 08/01/27 (h)	200	200
4.00%, 07/15/28 (h)	200	195
Snap Inc.
6.88%, 03/01/33 (h)	122	126
SoftBank Group Corp.
5.38%, 01/08/29, EUR (e)	498	598
5.25%, 10/10/29, EUR (e)	186	222
5.88%, 07/10/31, EUR (e)	747	896
5.75%, 07/08/32, EUR (e)	994	1,181
6.38%, 07/10/33, EUR (e)	560	674
Summer (BC) Holdco B S.a r.l.
5.88%, 02/15/30, EUR (e)	353	382
6.31%, (3 Month EURIBOR + 4.25%), 02/15/30, EUR (e) (l)	199	219
Sunrise FinCo I B.V.
4.88%, 07/15/31 (h)	750	718
Tele Columbus AG
10.00%, 03/19/29, EUR (a) (e) (k) (n)	594	451
Telecom Argentina S.A.
9.25%, 05/28/33 (h)	19	20
Telecom Italia Capital
7.72%, 06/04/38	148	163
Telenet Finance Luxembourg Notes S.a r.l.
5.50%, 03/01/28 (h)	1,000	995
TELUS Corporation
6.63%, 10/15/55	115	117
United Group B.V.
6.31%, (3 Month EURIBOR + 4.25%), 02/15/31, EUR (h) (l)	642	757
6.50%, 10/31/31, EUR (e)	155	186
Uniti Group Inc.
4.75%, 04/15/28 (h)	284	282
Versant Media Group, Inc.
7.25%, 01/30/31 (h)	42	43
VFU Funding PLC
9.62%, 02/11/27 (e) (l) (o)	161	155
Viacom Inc.
6.25%, 02/28/57	300	270
Virgin Media O2 Vendor Financing Notes V Designated Activity Company
7.88%, 03/15/32, GBP (e)	139	188
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (h)	208	205
4.25%, 01/15/30, GBP (e)	525	648
4.13%, 08/15/30, GBP (e)	761	921
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	1,382	1,812
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	325	389
4.75%, 07/15/31 (h)	263	242
6.75%, 01/15/33 (h)	210	207
Vodafone Group Public Limited Company
7.00%, 04/04/79	200	211
4.13%, 06/04/81	88	82
8.00%, 08/30/86, GBP (e)	228	335
VZ Secured Financing B.V.
5.25%, 01/15/33, EUR (e)	487	561
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (e)	950	1,052
Wayfair LLC
7.25%, 10/31/29 (h)	100	104
6.75%, 11/15/32 (h)	100	103
Windstream Services, LLC
7.50%, 10/15/33 (h)	143	147
Wulf Compute LLC
7.75%, 10/15/30 (h)	100	103
Zayo Group Holdings, Inc.
6.25%, 03/09/30 (h) (k)	96	91
Zegona Finance PLC
6.75%, 07/15/29, EUR (e)	590	728
Ziggo B.V.
4.88%, 01/15/30 (h)	200	189
		42,868
Consumer Discretionary 1.6%
Adient Global Holdings Ltd
7.00%, 04/15/28 (h)	166	170
Advance Auto Parts, Inc.
7.38%, 08/01/33 (h)	100	100
Afflelou
6.00%, 07/25/29, EUR (e)	430	526
Alibaba Group Holding Limited
0.50%, 06/01/31 (j)	697	1,082
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (e)	576	711
Asbury Automotive Group, Inc.
4.75%, 03/01/30	106	104
Ashton Woods USA L.L.C.
6.88%, 08/01/33 (c) (h)	301	301
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (h)	654	603
10.38%, 03/31/29, GBP (e)	411	505
Avianca MidCo 2 PLC
9.00%, 12/01/28 (e)	65	66
Bath & Body Works, Inc.
6.63%, 10/01/30 (h)	100	102
BCPE Flavor Debt Merger Sub LLC
9.50%, 07/01/32 (h)	252	241
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (e)	256	306
Bertrand Franchise Finance
5.75%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (e) (l)	264	307
Boyd Gaming Corporation
4.75%, 06/15/31 (h)	303	296
Bracelet Holdings Inc.
9.25%, 07/02/28 (h)	1,635	1,572

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Brookfield Residential Properties Inc.
4.88%, 02/15/30 (h)	266	248
Bubbles BidCo S.p.A.
6.25%, (3 Month EURIBOR + 4.25%), 09/30/31, EUR (e) (l)	355	420
6.50%, 09/30/31, EUR (e)	259	312
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (h)	155	148
7.00%, 02/15/30 (h)	144	149
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (e)	122	172
Century Communities, Inc.
3.88%, 08/15/29 (c) (h) (m)	100	95
Churchill Downs Incorporated
5.50%, 04/01/27 (h)	30	30
Cinemark USA, Inc.
7.00%, 08/01/32 (c) (h)	133	138
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (e)	637	781
4.88%, 10/15/31, EUR (e)	111	134
5.10%, (3 Month EURIBOR + 3.00%), 10/15/32, EUR (e) (l)	163	193
Clarios Global LP
6.75%, 05/15/28 - 09/15/32 (h)	200	206
4.75%, 06/15/31, EUR (e)	430	516
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	476	598
Deuce Finco PLC
7.00%, 11/20/31, GBP (e)	305	416
5.55%, (3 Month EURIBOR + 3.50%), 11/20/32, EUR (e) (l)	285	339
Discovery Communications, LLC
5.00%, 09/20/37	100	80
6.35%, 06/01/40	100	82
Duomo Bidco S.p.A.
5.31%, (3 Month EURIBOR + 3.25%), 01/15/32, EUR (e) (l)	401	475
EG Global Finance PLC
12.00%, 11/30/28 (h)	654	709
Fertitta Entertainment LLC
6.75%, 01/15/30 (h)	300	284
Flutter Treasury Designated Activity Company
4.00%, 06/04/31, EUR (e)	292	341
Fortune Star (BVI) Limited
6.80%, 09/09/29 (e)	200	197
Forvia
2.75%, 02/15/27, EUR (e) (o)	179	210
6.75%, 09/15/33 (c) (h)	300	308
Fressnapf Holding SE
5.25%, 10/31/31, EUR (e)	106	124
Full House Resorts, Inc.
8.25%, 02/15/28 (c) (h)	46	40
Goldstory
6.05%, (3 Month EURIBOR + 4.00%), 02/01/30, EUR (h) (l)	502	597
6.75%, 02/01/30, EUR (h)	669	813
Group 1 Automotive, Inc.
6.38%, 01/15/30 (h)	184	189
GTECH S.p.A.
4.88%, 01/31/31, EUR (e)	275	332
Hilton Domestic Operating Company, Inc.
5.88%, 03/15/33 (h)	200	206
Hilton Grand Vacations Borrower LLC
4.88%, 07/01/31 (c) (h)	246	229
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (e) (k)	654	801
7.00%, 11/15/31, EUR (e) (k)	394	499
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (h)	200	200
Kohl's Corporation
5.13%, 05/01/31 (m) (o)	200	175
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (h)	101	107
LGI Homes, Inc.
7.00%, 11/15/32 (c) (h)	692	662
Light and Wonder International, Inc.
7.25%, 11/15/29 (h)	15	15
7.50%, 09/01/31 (h)	82	86
Lions Gate Capital Holdings 1, Inc.
6.00%, 04/15/29 (h) (o)	2,662	2,541
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (h)	177	142
Lithia Motors, Inc.
4.63%, 12/15/27 (h)	100	100
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (e)	137	166
5.31%, (3 Month EURIBOR + 3.25%), 06/01/31, EUR (e) (l)	207	244
Magnum Management Corporation
5.25%, 07/15/29 (c)	186	173
MAHLE GmbH
6.50%, 05/02/31, EUR (h)	767	934
MGM Resorts International
6.13%, 09/15/29	110	113
6.50%, 04/15/32	56	58
Mohegan Escrow Issuer, LLC
11.88%, 04/15/31 (c) (h)	211	222
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (e)	294	313
NCL Corporation Ltd.
6.75%, 02/01/32 (h)	139	142
NCL Finance, Ltd.
6.13%, 03/15/28 (h)	100	103
Newell Brands Inc.
6.63%, 09/15/29	100	99
6.63%, 05/15/32 (c)	100	97
Nissan Motor Acceptance Company LLC
5.63%, 09/29/28 (h)	222	222
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (e)	436	525
7.50%, 07/17/30 (h)	300	314
Park River Holdings, Inc.
8.75%, 12/31/30 (h)	100	98
PetSmart, LLC
10.00%, 09/15/33 (h)	300	308
Pinewood Finco PLC
6.00%, 03/27/30, GBP (h)	828	1,119
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (e)	273	387
PrestigeBidCo GmbH
5.78%, (3 Month EURIBOR + 3.75%), 07/01/29, EUR (e) (l)	358	423
Prosus N.V.
4.03%, 08/03/50 (e)	312	218
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (e) (i)	343	389
8.13%, (100, 12/15/29) (h) (i)	500	515
RCI Banque
6.13%, (100, 09/24/30), EUR (e) (i)	200	236
5.50%, 10/09/34, EUR (e)	600	742
4.75%, 03/24/37, EUR (e)	200	238
Restaurant Brands International Limited Partnership
6.13%, 06/15/29 (h)	100	103
5.63%, 09/15/29 (h)	125	127
Sabre GLBL Inc.
10.75%, 11/15/29 - 03/15/30 (h)	1,153	961
11.13%, 07/15/30 (h)	175	146
Schaeffler AG
4.25%, 04/01/28, EUR (e)	200	240
5.38%, 04/01/31, EUR (e)	100	124
Service Corporation International
3.38%, 08/15/30	100	93
Shiba Bidco S.p.A.
4.50%, 10/31/28, EUR (h)	1,589	1,878
Six Flags Operations Inc.
5.50%, 04/15/27 (h)	54	54
STL Holding Company LLC
8.75%, 02/15/29 (h)	212	223

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Stonegate Pub Company Financing 2019 PLC
8.69%, (3 Month EURIBOR + 6.63%), 07/31/29, EUR (e) (l)	183	209
10.75%, 07/31/29, GBP (e)	369	490
Studio City Finance Limited
5.00%, 01/15/29 (e)	300	289
Tabcorp Finance Pty Ltd
5.99%, 05/28/31, AUD	250	165
Tenneco, Inc.
8.00%, 11/17/28 (h)	109	109
The Goodyear Tire & Rubber Company
5.63%, 04/30/33 (c)	215	203
The Unique Pub Finance Company PLC
6.46%, 03/30/32, GBP (e)	448	632
TKC Holdings, Inc.
6.88%, 05/15/28 (h)	95	96
TUI Cruises GmbH
6.25%, 04/15/29, EUR (h)	521	635
5.00%, 05/15/30, EUR (e)	160	193
Univision Communications Inc.
4.50%, 05/01/29 (h)	28	27
8.50%, 07/31/31 (h)	279	291
9.38%, 08/01/32 (h)	25	27
Viking Cruises Limited
7.00%, 02/15/29 (h)	100	100
9.13%, 07/15/31 (h)	177	189
Volkswagen International Finance N.V.
5.49%, (100, 11/15/30), EUR (e) (i)	100	121
5.99%, (100, 11/15/33), EUR (e) (i)	200	243
Voyager Parent, LLC
9.25%, 07/01/32 (h)	55	58
Warnermedia Holdings, Inc.
3.76%, 03/15/27	1,452	1,437
4.28%, 03/15/32	200	176
Whirlpool Corporation
6.13%, 06/15/30	100	100
Wynn Macau, Limited
5.50%, 10/01/27 (h)	226	226
5.63%, 08/26/28 (e)	300	299
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (c) (h)	100	102
Yum! Brands, Inc.
3.63%, 03/15/31	100	95
ZF Friedrichshafen AG
7.00%, 06/12/30, EUR (e)	300	371
ZF North America Capital, Inc.
7.50%, 03/24/31 (h)	300	303
		41,964
Energy 0.9%
Antero Midstream Partners LP
5.38%, 06/15/29 (h)	100	100
Ascent Resources - Utica, LLC
6.63%, 10/15/32 (h)	100	103
Blue Racer Midstream, LLC
7.25%, 07/15/32 (h)	46	49
Buckeye Partners, L.P.
6.75%, 02/01/30 (h)	158	165
California Resources Corporation
8.25%, 06/15/29 (h)	353	369
7.00%, 01/15/34 (h)	524	515
Civitas Resources, Inc.
5.00%, 10/15/26 (h)	448	447
8.38%, 07/01/28 (h)	394	406
8.63%, 11/01/30 (h)	367	384
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (h)	218	219
Comstock Resources, Inc.
6.75%, 03/01/29 (h)	160	160
Crescent Energy Finance LLC
7.38%, 01/15/33 (h)	467	442
8.38%, 01/15/34 (h)	100	99
DeepOcean AS
6.00%, 04/08/31, EUR (e)	143	172
Delek Logistics Partners, LP
8.63%, 03/15/29 (h)	134	140
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (h)	331	335
Ecopetrol S.A.
8.88%, 01/13/33	75	80
Energean PLC
5.63%, 05/12/31, EUR (e)	200	235
Energy Transfer LP
6.75%, 02/15/56	100	100
Eni S.p.A.
4.88%, (100, 01/21/34), EUR (e) (i)	325	387
EQT Corporation
7.50%, 06/01/30	135	148
Genesis Energy, L.P.
7.75%, 02/01/28	169	169
8.00%, 05/15/33	95	98
Harvest Midstream I, L.P.
7.50%, 09/01/28 (h)	121	122
Hess Infrastructure Partners LP
5.88%, 03/01/28 (h)	208	212
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (h)	300	285
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (h)	100	105
India Cleantech Energy
4.70%, 08/10/26 (e)	228	225
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (c) (h)	300	311
ITT Holdings LLC
6.50%, 08/01/29 (h)	213	204
Kodiak Gas Services, LLC
6.75%, 10/01/35 (h)	100	103
Kondor Finance PLC
7.13%, 07/19/26, EUR (e)	124	120
Matador Resources Company
6.25%, 04/15/33 (h)	188	188
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (e)	300	313
Noble Finance II LLC
8.00%, 04/15/30 (h)	126	131
Northern Oil and Gas Incorporated
7.88%, 10/15/33 (h)	323	313
Occidental Petroleum Corporation
5.20%, 08/01/29	270	277
OEG Finance PLC
7.25%, 09/27/29, EUR (e)	643	792
Petrobras Global Finance B.V.
6.75%, 01/27/41	108	109
Petroleos Mexicanos
7.50%, 03/20/26 (h)	3,919	3,921
8.75%, 06/02/29	53	57
5.95%, 01/28/31	104	101
Pluspetrol Camisea S.A.
6.24%, 07/03/36 (h)	95	101
Preem Holding AB (publ)
12.00%, 06/30/27, EUR (e)	230	280
Puma International Financing S.A.
7.75%, 04/25/29 (e)	300	309
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (h)	287	236
6.95%, 03/05/54 (h)	200	152
Santos Finance Ltd
5.75%, 11/13/35 (h)	250	249
SM Energy Company
6.75%, 08/01/29 (h)	200	201
7.00%, 08/01/32 (h)	100	98
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30 (j)	787	1,661
0.25%, 10/01/31 (j)	2,514	2,694
Sunoco LP
7.88%, (100, 09/18/30) (h) (i)	400	409
7.00%, 05/01/29 (h)	113	118
5.63%, 03/15/31 (h)	300	301
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (h)	420	418

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Transocean Inc
8.25%, 05/15/29 (h)	488	490
Transocean Titan Financing Limited
8.38%, 02/01/28 (h)	174	177
USA Compression Finance Corp.
7.13%, 03/15/29 (h)	194	201
6.25%, 10/01/33 (h)	34	34
Valaris Limited
8.38%, 04/30/30 (h)	49	51
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (h)	100	94
6.25%, 01/15/30 (h)	100	101
4.13%, 08/15/31 (h)	100	91
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (h) (i)	489	386
8.13%, 06/01/28 (h)	70	71
7.00%, 01/15/30 (c) (h)	358	344
8.38%, 06/01/31 (h)	300	298
9.88%, 02/01/32 (c) (h)	200	206
Venture Global Plaquemines LNG, LLC
7.50%, 05/01/33 (h)	200	215
6.75%, 01/15/36 (h)	115	118
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (h)	34	35
Vital Energy, Inc.
7.88%, 04/15/32 (h)	82	81
WBI Operations LLC
6.50%, 10/15/33 (h)	100	99
Wintershall Dea GmbH
6.12%, (100, 05/08/30), EUR (e) (i)	460	552
		24,082
Industrials 0.9%
ADT Security Corporation, The
5.88%, 10/15/33 (h)	100	101
Air France - KLM
5.75%, (100, 05/21/30), EUR (e) (i)	200	237
Allegiant Travel Company
7.25%, 08/15/27 (h)	288	292
American Airlines, Inc.
8.50%, 05/15/29 (c) (h)	300	313
Arcosa, Inc.
6.88%, 08/15/32 (h)	137	144
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (h)	300	282
5.00%, 01/30/31, EUR (e)	246	292
ATI Inc.
7.25%, 08/15/30	240	253
Axon Enterprise, Inc.
6.13%, 03/15/30 (h)	128	132
Biffa Group Holdings Limited
5.25%, 06/15/31, EUR (e)	253	297
7.38%, 06/15/31, GBP (e)	450	612
Bombardier Inc.
7.25%, 07/01/31 (h)	11	12
Builders FirstSource, Inc.
6.38%, 03/01/34 (h)	200	207
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (c) (h)	256	260
6.75%, 04/15/32 (h)	154	158
Corporation De Securite Garda World
8.38%, 11/15/32 (h)	300	305
Czechoslovak Group a.s.
5.25%, 01/10/31, EUR (e)	635	773
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (e)	600	731
Edge Finco PLC
8.13%, 08/15/31, GBP (e)	599	857
EMRLD Borrower LP
6.63%, 12/15/30 (h)	100	104
Equipmentshare.Com Inc.
9.00%, 05/15/28 (h)	135	140
Fedrigoni S.p.A.
6.13%, 06/15/31, EUR (c) (e)	575	659
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (e) (k)	287	256
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (h)	200	212
Gategroup Finance (Luxembourg) S.A.
3.00%, 02/28/27, CHF (e)	505	631
Heathrow Finance PLC
6.63%, 03/01/31, GBP (e)	877	1,190
Herc Holdings Inc.
7.25%, 06/15/33 (h)	200	212
I.M.A. Industria Macchine Automatiche S.p.A. In Sigla Ima S.p.A.
5.78%, (3 Month EURIBOR + 3.75%), 04/15/29, EUR (h) (l)	516	612
JetBlue Airways Corporation
9.88%, 09/20/31 (h)	154	155
King US Bidco, Inc.
5.31%, (3 Month EURIBOR + 3.25%), 12/01/32, EUR (e) (l)	398	471
Kleopatra Finco S.a r.l.
0.00%, 03/01/26, EUR (a) (e) (n)	626	115
Luna 1.5 S.a r.l.
10.50%, 07/01/32, EUR (e) (k)	234	286
Luna 2.5 S.a r.l.
5.50%, 07/01/32, EUR (e)	143	171
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (h)	357	356
9.25%, 04/15/30 (h)	546	524
Maxam Prill S.a r.l.
6.00%, 07/15/30, EUR (e)	620	742
Mobico Group PLC
4.25%, (100, 02/26/31), GBP (e) (i)	100	77
4.88%, 09/26/31, EUR (e)	571	530
Pacific National Finance Pty Ltd
7.75%, 12/11/54, AUD (o)	290	195
Paprec Holding
4.13%, 07/15/30, EUR (e)	630	744
PCF GmbH
4.75%, 04/15/29, EUR (e)	158	87
6.78%, (3 Month EURIBOR + 4.75%), 04/15/29, EUR (e) (l)	215	118
Pitney Bowes Inc.
6.88%, 03/15/27 (h)	934	935
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (e) (i)	525	642
Quikrete Holdings, Inc.
6.38%, 03/01/32 (h)	200	208
Schneider Electric SE
1.25%, 09/23/33, EUR (e) (j)	800	953
Seche Environnement
4.50%, 03/25/30, EUR (e)	100	120
SGL Group ApS
6.28%, (3 Month EURIBOR + 4.25%), 02/24/31, EUR (l)	125	141
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (h)	100	107
Spirit AeroSystems, Inc.
4.60%, 06/15/28	100	100
Standard Building Solutions Inc.
3.38%, 01/15/31 (h)	100	92
6.25%, 08/01/33 (h)	120	123
Stem, Inc.
0.50%, 12/01/28 (h) (j)	115	41
Toucan Finco Ltd.
9.50%, 05/15/30 (h) (k)	1,022	1,020
TransDigm Inc.
6.38%, 03/01/29 (h)	600	619
6.63%, 03/01/32 (h)	100	104
Trivium Packaging Finance B.V.
12.25%, 01/15/31 (c) (h)	300	326
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	1,621	1,910
Weekley Homes, LLC
4.88%, 09/15/28 (h)	10	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Wesco Distribution, Inc.
6.38%, 03/15/29 (h)	100	103
		22,399
Consumer Staples 0.8%
Albertsons Companies, Inc.
6.50%, 02/15/28 (h)	205	209
6.25%, 03/15/33 (h)	33	34
Albion Financing 1 S.a r.l.
5.38%, 05/21/30, EUR (e)	345	417
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (e)	1,713	2,248
6.00%, 06/01/29 (c) (h)	400	395
APCOA GmbH
6.15%, (3 Month EURIBOR + 4.13%), 04/15/31, EUR (e) (l)	263	311
Arena Luxembourg Finance S.a r.l.
4.55%, (3 Month EURIBOR + 2.50%), 05/01/30, EUR (e) (l)	306	362
Avis Budget Car Rental, LLC
8.00%, 02/15/31 (c) (h)	100	103
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (e)	161	204
6.13%, 11/30/28, GBP (h)	1,389	1,759
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (h)	1,195	1,085
Bellis Acquisition Company PLC
8.00%, 07/01/31, EUR (c) (e)	677	771
Boels Topholding B.V.
6.25%, 02/15/29, EUR (e)	949	1,149
5.75%, 05/15/30, EUR (h)	178	216
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (e)	197	233
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (e)	393	467
Darling Ingredients Inc.
6.00%, 06/15/30 (h)	100	101
Elo
2.88%, 01/29/26, EUR (e)	200	235
Energizer Holdings, Inc.
4.38%, 03/31/29 (h)	196	187
Fomento Economico Mexicano, S.A. B. De C.V.
2.63%, 02/24/26, EUR (e) (j)	1,000	1,174
FR Bondco
6.88%, 10/31/32, EUR (e)	281	331
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (e)	302	358
ION Platform Finance S.a r.l.
5.75%, 05/15/28 (h)	635	602
7.88%, 05/01/29, EUR (h)	831	990
6.50%, 09/30/30, EUR (e)	241	273
6.88%, 09/30/32, EUR (e)	186	208
Irca S.p.A.
5.85%, (3 Month EURIBOR + 3.75%), 12/15/29, EUR (e) (l)	191	227
KeHE Distributors, LLC
9.00%, 02/15/29 (h)	269	282
Lion/Polaris Lux 4 S.A.
5.64%, (3 Month EURIBOR + 3.63%), 07/01/29, EUR (e) (l)	459	545
Loxama
6.38%, 05/31/29, EUR (e)	854	1,038
Ocado Group PLC
11.00%, 06/15/30, GBP (e)	270	366
OT MidCo Inc.
10.00%, 02/15/30 (h)	500	198
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	161	192
6.13%, 09/30/32	100	98
Port of Newcastle Investments (Financing) Pty Limited
6.10%, 07/18/33, AUD	180	120
Post Holdings, Inc.
6.25%, 02/15/32 - 10/15/34 (h)	246	252
PT. Indofood CBP Sukses Makmur
4.75%, 06/09/51 (e)	300	258
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (e)	674	816
REI Agro Limited
0.00%, 11/13/14 (a) (e) (f) (j) (n)	628	—
0.00%, 11/16/16 (a) (f) (h) (j) (n)	185	—
Sabre Financial Borrower, LLC
11.13%, 06/15/29 (h)	490	495
U.S. Foods Inc.
4.63%, 06/01/30 (h)	100	98
7.25%, 01/15/32 (h)	100	105
United Rentals (North America), Inc.
5.25%, 01/15/30	233	236
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	853	1,006
Williams Scotsman, Inc.
6.63%, 04/15/30 (h)	134	138
		20,892
Materials 0.7%
A.C.N. 092 200 854 Ltd
0.00%, 10/01/26 (f) (h) (k)	506	52
0.00%, 10/01/28 (f) (h) (k) (o)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	280
Ardagh Group S.A.
9.50%, 10/06/30 (e)	782	848
9.50%, 12/01/30 (h)	1,501	1,627
11.00%, 12/01/30 (h) (k)	2,899	2,663
12.00%, 12/01/30, EUR (c) (e) (k)	1,363	1,460
Arsenal AIC Parent LLC
11.50%, 10/01/31 (h)	317	348
Ball Corporation
6.00%, 06/15/29	100	103
4.25%, 07/01/32, EUR	336	403
Celanese US Holdings LLC
6.50%, 04/15/30	200	200
6.88%, 07/15/32 (m) (o)	125	130
6.75%, 04/15/33 (c)	77	76
Chemours Company, The
4.63%, 11/15/29 (h)	159	144
8.00%, 01/15/33 (h)	211	204
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (c) (h)	115	119
7.38%, 05/01/33 (h)	200	208
Compass Minerals International, Inc.
8.00%, 07/01/30 (h)	110	115
EQUATE Petrochemical
4.25%, 11/03/26 (e)	200	200
F.I.S. - Fabbrica Italiana Sintetici S.p.A.
5.63%, 08/01/27, EUR (e)	376	442
FMC Corporation
8.45%, 11/01/55 (c)	100	78
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (h)	100	103
GC Treasury Center Company Limited
6.50%, (100, 09/10/30) (e) (i)	300	303
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (h)	944	610
Huntsman International LLC
2.95%, 06/15/31 (c)	100	84
INEOS Finance PLC
7.50%, 04/15/29 (c) (h)	200	172
7.25%, 03/31/31, EUR (e)	380	383
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (e)	336	313
6.75%, 04/15/30, EUR (c) (e)	266	229
Itelyum Regeneration S.p.A.
5.75%, 04/15/30, EUR (e)	269	315
Kronos International, Inc.
9.50%, 03/15/29, EUR (e)	261	283
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	479	65
Magnera Corporation
7.25%, 11/15/31 (h)	150	147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Methanex Corporation
6.25%, 03/15/32 (h)	100	103
Mineral Resources Limited
9.25%, 10/01/28 (h)	128	134
8.50%, 05/01/30 (h)	566	588
NOVA Chemicals Corporation
5.25%, 06/01/27 (h)	101	101
Novelis Corporation
4.75%, 01/30/30 (h)	51	49
Olympus Water US Holding Corporation
7.25%, 06/15/31 (h)	200	204
6.13%, 02/15/33, EUR (e)	448	521
PT. Freeport Indonesia
4.76%, 04/14/27 (e)	347	348
6.20%, 04/14/52 (e)	300	306
Salzgitter Aktiengesellschaft
3.38%, 10/22/32, EUR (e) (j)	400	512
Samarco Mineracao S.A.
9.00%, 06/30/31 (e) (k) (o)	43	44
9.00%, 06/30/31 (h) (k) (o)	23	23
Sappi Papier Holding GmbH
4.50%, 03/15/32, EUR (e)	232	264
Sasol Financing USA LLC
6.50%, 09/27/28	200	196
Scotts Miracle-Gro Company, The
4.00%, 04/01/31 (c)	227	213
Sealed Air Corporation
7.25%, 02/15/31 (h)	100	104
Tronox Incorporated
4.63%, 03/15/29 (c) (h)	105	74
Vale Overseas Ltd
6.40%, 06/28/54	13	13
Vedanta Resources Finance II PLC
10.88%, 09/17/29 (h)	243	256
Vedanta Resources Limited
10.88%, 09/17/29 (e)	300	316
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (h)	55	56
W. R. Grace Holdings LLC
4.88%, 06/15/27 (h)	80	80
		17,212
Real Estate 0.7%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (k)	1,213	1,558
alstria office AG
4.25%, 10/15/29, EUR (e)	200	232
5.50%, 03/20/31, EUR (e)	300	360
Aroundtown S.A.
5.25%, (100, 04/30/31), EUR (e) (i)	1,536	1,760
7.88%, (100, 08/07/29) (e) (i)	160	161
Branicks Group AG
2.25%, 09/22/26, EUR (e)	200	164
DEMIRE Deutsche Mittelstand Real Estate AG
5.00%, 12/31/27, EUR (e) (o)	793	869
Five Point Operating Company, LP
8.00%, 10/01/30 (h)	80	83
Heimstaden Bostad AB
1.38%, 03/03/27, EUR (e)	219	253
Howard Hughes Corporation, The
5.38%, 08/01/28 (h)	183	183
I&M Holdings Limited
5.00%, 03/11/30, EUR (e)	100	112
5.38%, 07/08/31, EUR (e)	125	139
Iron Mountain Incorporated
5.25%, 07/15/30 (h)	200	198
6.25%, 01/15/33 (c) (h)	123	124
4.75%, 01/15/34, EUR (e)	487	555
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (h)	100	106
Lendlease Asia Treasury Pte. Ltd.
3.90%, (100, 09/30/30), SGD (e) (i)	500	389
Millrose Properties, Inc.
6.38%, 08/01/30 (h)	100	102
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (e)	339	412
New Immo Holding
5.88%, 04/17/28, EUR (e)	200	243
4.88%, 12/08/28, EUR (e)	500	595
4.95%, 11/14/30, EUR (e)	100	118
RHP Hotel Properties, LP
4.75%, 10/15/27	258	257
SBA Communications Corporation
3.88%, 02/15/27	113	112
3.13%, 02/01/29	106	101
Scentre Group Trust 1
5.35%, 09/18/35, AUD	690	441
Service Properties Trust
0.00%, 09/30/27 (h) (p)	656	588
8.38%, 06/15/29	1,778	1,790
4.95%, 10/01/29	100	87
8.63%, 11/15/31 (h)	215	226
8.88%, 06/15/32	1,547	1,527
TAG Immobilien AG
0.63%, 03/11/31, EUR (j)	200	238
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (e) (i)	400	479
Vivion Investments S.a r.l.
8.13%, (100, 03/08/31), EUR (e) (i)	500	541
8.25%, 08/31/28 - 02/28/29, EUR (e) (k) (o)	673	789
5.63%, 06/08/30, EUR (e)	709	801
Vonovia SE
0.88%, 05/20/32, EUR (e) (j)	300	341
		17,034
Information Technology 0.6%
Almaviva - The Italian Innovation Company S.p.A. In Breve Almaviva S.p.A.
5.00%, 10/30/30, EUR (e)	619	733
AMS-Osram AG
2.13%, 11/03/27, EUR (e) (j)	700	779
Atos SE
5.20%, 12/18/30, EUR (e) (o)	548	636
1.04%, 12/18/32, EUR (e) (o)	399	304
Cedacri Mergeco S.p.A.
6.69%, (3 Month EURIBOR + 4.63%), 05/15/28, EUR (e) (l)	150	178
Cloud Software Group, Inc.
6.50%, 03/31/29 (h)	910	922
9.00%, 09/30/29 (h)	554	577
8.25%, 06/30/32 (h)	311	326
Core Scientific, Inc.
0.00%, 06/15/31 (h) (j) (p)	145	152
Coreweave, Inc.
9.25%, 06/01/30 (h)	104	97
9.00%, 02/01/31 (h)	121	110
1.75%, 12/01/31 (h) (j)	176	168
Entegris Escrow Corporation
4.75%, 04/15/29 (h)	100	100
Gen Digital Inc.
7.13%, 09/30/30 (h)	208	215
GoTo Group, Inc.
5.50%, 05/01/28 (h)	483	263
Imola Merger Corporation
4.75%, 05/15/29 (h)	102	101
Infopro Digital Limited
5.50%, 06/15/31, EUR (e)	274	324
IPD 3 B.V.
5.50%, 06/15/31, EUR (e)	508	603
Kioxia Holdings Corporation
6.25%, 07/24/30 (h)	200	206
McAfee Corp.
7.38%, 02/15/30 (h)	300	262
NCR Voyix Corporation
5.00%, 10/01/28 (h)	247	245
5.13%, 04/15/29 (h)	309	306
Open Text Corporation
3.88%, 02/15/28 (h)	114	112
RingCentral, Inc.
8.50%, 08/15/30 (h)	1,337	1,416
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (h)	933	989
5.88%, 07/15/30 (h)	135	139
8.50%, 07/15/31 (h)	501	532
9.63%, 12/01/32 (h)	897	1,019
TeamSystem S.p.A.
5.00%, 07/01/31, EUR (e)	161	190
5.53%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (e) (l)	320	378
5.28%, (3 Month EURIBOR + 3.25%), 07/01/32, EUR (e) (l)	273	322
UKG Inc.
6.88%, 02/01/31 (h)	32	33
Wolfspeed, Inc.
2.50%, 06/15/31 (h) (j)	8	11
2.50%, 06/15/31 (j)	8	12
7.00%, 06/15/31 (k)	20	16
WOM Mobile SpA
12.50%, 04/01/31 (h) (k)	12	12
Xerox Corporation
10.25%, 10/15/30 (c) (h)	1,218	1,174
13.50%, 04/15/31 (c) (h)	750	614
		14,576
Health Care 0.4%
Acadia Healthcare Company, Inc.
5.50%, 07/01/28 (h)	232	230
7.38%, 03/15/33 (c) (h)	100	101
Bausch + Lomb Corporation
8.38%, 10/01/28 (h)	460	480
Bausch+Lomb Netherlands B.V.
5.87%, (3 Month EURIBOR + 3.88%), 01/15/31, EUR (e) (l)	181	216
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (e)	600	722
Centene Corporation
4.25%, 12/15/27	1,100	1,093
Clariane
0.88%, 03/06/27, EUR (e) (j)	547	367
Community Health Systems, Inc.
5.25%, 05/15/30 (h)	38	36
4.75%, 02/15/31 (h)	388	345
10.88%, 01/15/32 (h)	90	98
CVS Health Corporation
6.75%, 12/10/54	100	104
7.00%, 03/10/55 (c)	100	105
DaVita, Inc.
4.63%, 06/01/30 (h)	153	149
6.88%, 09/01/32 (h)	100	104
Dentsply Sirona Inc.
8.38%, 09/12/55 (c)	100	94
Dolcetto HoldCo S.p.A.
5.63%, 07/14/32, EUR (e)	311	371
5.73%, (3 Month EURIBOR + 3.63%), 07/14/32, EUR (e) (l)	110	131
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (c) (h)	229	242
Grifols, S.A.
7.13%, 05/01/30, EUR (e)	344	424
Grunenthal GmbH
4.63%, 11/15/31, EUR (e)	459	544
Gruppo San Donato S.p.A.
6.50%, 10/31/31, EUR (e)	189	226
HCA Inc.
4.90%, 11/15/35	137	135
5.70%, 11/15/55	160	153
Herbalife International, Inc.
12.25%, 04/15/29 (h)	100	108
IQVIA Inc.
5.00%, 05/15/27 (h)	300	300
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (c) (h)	200	197
Medline Borrower, LP
6.25%, 04/01/29 (h)	133	138
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (e)	301	358
5.39%, (3 Month EURIBOR + 3.38%), 06/30/32, EUR (e) (l)	100	118
Molina Healthcare, Inc.
4.38%, 06/15/28 (h)	100	98
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (h)	298	291
Nidda Healthcare Holding GmbH
5.28%, (3 Month EURIBOR + 3.25%), 10/15/32, EUR (e) (l)	787	925
Rossini S.a r.l.
5.87%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (e) (l)	129	154
6.75%, 12/31/29, EUR (e)	214	264
Select Medical Corporation
6.25%, 12/01/32 (c) (h)	231	226
Star Parent, Inc.
9.00%, 10/01/30 (h)	235	251
Tenet Healthcare Corporation
4.63%, 06/15/28 (e)	283	283
6.13%, 06/15/30	200	204
Teva Pharmaceutical Finance Netherlands II B.V.
7.88%, 09/15/31, EUR	677	950
Teva Pharmaceutical Finance Netherlands IV B.V.
5.75%, 12/01/30	300	310
		11,645
Utilities 0.4%
A2a S.p.A.
5.00%, (100, 06/11/29), EUR (e) (i)	171	207
AC Energy And Infrastructure Corporation
4.00% (e) (i)	300	198
AES Andes S.A.
6.30%, 03/15/29 (h)	200	207
AES Corporation, The
6.95%, 07/15/55	200	196
AGL Energy Limited
5.77%, 09/30/35, AUD	200	130
Alexander Funding Trust II
7.47%, 07/31/28 (h)	295	315
AmeriGas Partners, L.P.
9.38%, 06/01/28 (h)	100	103
9.50%, 06/01/30 (h)	198	211
Atlantica Infraestructura Sostenible Sociedad Limitada
5.63%, 02/15/32, EUR (e)	303	363
Centrica PLC
6.50%, 05/21/55, GBP (e)	513	711
Clean Renewable Power (Mauritius) Pte. Ltd
4.25%, 03/25/27 (e)	231	226
Contourglobal Power Holdings S.A.
5.00%, 02/28/30, EUR (e)	257	309
Diamond II Limited
7.95%, 07/28/26 (e)	300	301
Edison International
8.13%, 06/15/53	100	104
EDP, S.A.
4.63%, 09/16/54, EUR (e)	400	481
Electricite de France
4.38%, (100, 01/06/31), EUR (e) (i)	300	349
5.13%, (100, 09/17/29), EUR (e) (i)	200	241
5.63%, (100, 06/17/32), EUR (e) (i)	200	244
7.38%, (100, 06/17/35), GBP (e) (i)	200	277
Iberdrola Finance Ireland Designated Activity Company
1.50%, 03/27/30, EUR (e) (j)	300	393
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	174	172
NRG Energy, Inc.
3.38%, 02/15/29 (h)	172	164
5.25%, 06/15/29 (h)	168	168
6.00%, 02/01/33 (h)	100	102
PacifiCorp
7.38%, 09/15/55	100	102
PG&E Corporation
5.00%, 07/01/28	100	100

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Talen Energy Supply, LLC
8.63%, 06/01/30 (h)	675	715
Thames Water Utilities Finance PLC
4.00%, 06/19/27, GBP (e)	832	803
Veolia Environnement
4.32%, (100, 10/24/32), EUR (e) (i)	200	234
Vistra Operations Company LLC
5.63%, 02/15/27 (h)	1,615	1,615
7.75%, 10/15/31 (h)	300	318
VoltaGrid LLC
7.38%, 11/01/30 (h)	848	840
XPLR Infrastructure Operating Partners, LP
8.63%, 03/15/33 (h)	200	210
		11,109
Total Corporate Bonds And Notes (cost $271,210)		270,603
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.14%, 08/10/35 (l)	665	605
720 East CLO VII Ltd
Series 2025-A1-7A, 4.94%, (3 Month Term SOFR + 1.06%), 04/20/37 (l)	420	419
AB Carval Euro CLO II-C Designated Activity Company
Series D-2X, 5.81%, (3 Month EURIBOR + 3.75%), 02/15/37, EUR (e) (l)	380	448
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	1,067	1,068
Series 2025-B-X2, 4.56%, 02/15/27	157	157
Series 2025-C-X2, 4.93%, 05/15/27	100	100
AGL Core CLO 31 Ltd
Series 2024-A-31A, 5.28%, (3 Month Term SOFR + 1.40%), 07/20/37 (l)	1,000	1,002
Air Canada
Series 2020-C-1, 10.50%, 07/15/26	931	958
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (o)	2,653	2,375
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (o)	502	389
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (o)	203	152
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (o)	332	227
American Airlines, Inc.
Series 2025-B-1B, 5.65%, 11/11/34	294	296
Anchorage Capital CLO 17, Ltd.
Series 2021-A1R-17A, 5.13%, (3 Month Term SOFR + 1.23%), 02/16/38 (l)	250	250
AOA Trust 2025-1301
Series 2025-A-1301, 5.06%, 08/11/30 (l)	510	515
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	212
Arbour CLO VI Designated Activity Company
Series DR-6X, 5.26%, (3 Month EURIBOR + 3.20%), 11/15/37, EUR (e) (l)	440	513
Arcano Euro CLO I Designated Activity Company
Series D-1X, 5.47%, (3 Month EURIBOR + 3.40%), 04/25/39, EUR (e) (l)	520	616
Arcano Euro CLO II Designated Activity Company
Series D-2X, 5.30%, 07/25/39, EUR (e) (l)	230	270
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.12%, (1 Month Term SOFR + 1.38%), 07/19/38 (l)	1,020	1,019
Arini European CLO IV Designated Activity Company
Series D-4X, 5.53%, (3 Month EURIBOR + 3.50%), 01/15/38, EUR (e) (l)	630	743
Arini European CLO V Designated Activity Company
Series D-5X, 4.83%, (3 Month EURIBOR + 2.80%), 01/17/39, EUR (e) (l)	340	399
Atrium Hotel Portfolio Trust 2025-ATRM
Series 2025-A-ATRM, REMIC, 5.40%, (1 Month Term SOFR + 1.65%), 08/15/42 (l)	255	255
Aurium CLO Vii Designated Activity Company
Series DR-7X, 5.18%, (3 Month EURIBOR + 3.15%), 10/15/38, EUR (e) (l)	150	176
Aurium CLO XIII Designated Activity Company
Series D-13X, 4.81%, (3 Month EURIBOR + 2.80%), 04/15/38, EUR (e) (l)	230	268
Avoca CLO XVIII Designated Activity Company
Series DR-18X, 5.08%, (3 Month EURIBOR + 3.05%), 04/15/38, EUR (e) (l)	250	292
Avoca Static CLO I Designated Activity Company
Series DR-1X, 4.93%, (3 Month EURIBOR + 2.90%), 01/15/35, EUR (e) (l)	220	259
BAHA Trust 2024-MAR
Series 2024-C-MAR, REMIC, 7.77%, 12/13/29 (l)	830	870
Ballyrock CLO 14 Ltd.
Series 2020-A1AR-14A, 5.26%, (3 Month Term SOFR + 1.38%), 07/20/37 (l)	3,500	3,508
BAMLL Commercial Mortgage Securities Trust 2025-ASHF
Series 2025-E-ASHF, REMIC, 9.00%, (1 Month Term SOFR + 5.25%), 02/16/27 (l)	1,232	1,236
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	97	97
BAY 2025-LIVN Mortgage Trust
Series 2025-A-LIVN, REMIC, 5.55%, (1 Month Term SOFR + 1.18%), 05/17/27 (l)	250	251
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 4.36%, (1 Month Term SOFR + 0.62%), 10/27/36 (l) (o)	31	30
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 5.07%, (1 Month Term SOFR + 1.32%), 03/16/37 (l) (o)	744	664
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.25%, 02/18/54 (l)	8,245	385
Benefit Street Partners CLO Ltd
Series 2015-A1R-6BR, 5.06%, (3 Month Term SOFR + 1.18%), 04/20/38 (l)	500	500
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-E-5MW, REMIC, 7.91%, 10/11/30 (l)	1,132	1,160
BHMS Commercial Mortgage Trust 2025-ATLS
Series 2025-A-ATLS, REMIC, 5.60%, (1 Month Term SOFR + 1.85%), 08/16/27 (l) (o)	570	571
Bluemountain CLO XXX Ltd
Series 2018-B-22A, 5.67%, (3 Month Term SOFR + 1.76%), 07/15/31 (l)	252	252
BMP 2024-MF23
Series 2024-E-MF23, 7.14%, (1 Month Term SOFR + 3.39%), 06/15/26 (l)	376	376
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/10/33	581	530
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	219
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 4.55%, (1 Month Term SOFR + 0.80%), 10/15/38 (l)	119	118
Series 2021-F-XL2, REMIC, 6.11%, (1 Month Term SOFR + 2.36%), 10/15/38 (l)	1,757	1,748
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.39%, (1 Month Term SOFR + 1.64%), 12/15/26 (l)	1,295	1,298
BX Commercial Mortgage Trust 2024-KING
Series 2024-A-KING, REMIC, 5.29%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	484	484
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.39%, (1 Month Term SOFR + 1.64%), 05/15/29 (l)	297	298
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.14%, (1 Month Term SOFR + 1.39%), 03/15/26 (l)	640	640
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (l)	1,238	1,178
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (l)	1,735	1,601
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 04/15/29 (l)	737	736

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.64%, (1 Month Term SOFR + 2.89%), 06/15/26 (l)	410	409
Series 2024-F-VLT4, REMIC, 7.69%, (1 Month Term SOFR + 3.94%), 06/15/26 (l)	1,025	1,029
BX Trust 2025-LIFE
Series 2025-A-LIFE, REMIC, 5.88%, 06/14/35 (l)	360	366
BX Trust 2025-ROIC
Series 2025-E-ROIC, REMIC, 6.69%, (1 Month Term SOFR + 2.94%), 03/15/27 (l)	727	723
BX Trust 2025-VLT6
Series 2025-A-VLT6, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 03/15/27 (l)	307	307
Capital Four CLO VIII Designated Activity Company
Series D-8X, 5.32%, (3 Month EURIBOR + 3.25%), 10/25/37, EUR (e) (l)	520	614
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (l)	132	127
CFSP 2024-AHP1 A
Series 2024-A-AHP1, REMIC, 6.50%, 04/17/37	805	786
CIFC European Funding CLO II Designated Activity Company
Series DR-2X, 5.07%, (3 Month EURIBOR + 3.00%), 10/15/39, EUR (e) (l)	310	363
CIFC Funding 2014-III, Ltd.
Series 2014-A1R-3A, 5.08%, (3 Month Term SOFR + 1.18%), 03/31/38 (l)	1,800	1,800
CIFC Funding 2019-IV Ltd
Series 2019-A1R2-4A, 5.20%, (3 Month Term SOFR + 1.30%), 07/15/38 (l)	3,000	3,010
Series 2019-BR2-4A, 5.75%, (3 Month Term SOFR + 1.85%), 07/15/38 (l)	1,300	1,299
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 5.58%, (3 Month Term SOFR + 1.26%), 01/15/38 (l)	1,300	1,302
CIFC Funding 2024-III Ltd
Series 2024-A1-3A, REMIC, 5.36%, (3 Month Term SOFR + 1.48%), 07/21/37 (l)	300	301
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 4.90%, (1 Month Term SOFR + 1.16%), 11/25/35 (l) (o)	35	38
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	1,212	1,209
Concord Music Royalties LLC
Series 2024-A-1A, 5.64%, 10/20/29	441	446
CONE Trust 2024-DFW1
Series 2024-E-DFW1, REMIC, 7.64%, (1 Month Term SOFR + 3.89%), 08/15/41 (l)	480	482
Contego CLO V Designated Activity Company
Series DR-5X, 5.13%, (3 Month EURIBOR + 3.10%), 10/15/37, EUR (e) (l)	340	393
Contego CLO VII Designated Activity Company
Series DR-7X, 5.49%, (3 Month EURIBOR + 3.45%), 01/23/38, EUR (e) (l)	430	502
Contego CLO XI Designated Activity Company
Series DR-11X, 5.25%, (3 Month EURIBOR + 3.20%), 11/20/38, EUR (e) (l)	320	372
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.40%, 11/18/48 (l)	16	16
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 9.23%, (1 Month Term SOFR + 5.48%), 10/15/37 (l)	200	186
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company
Series DR-1X, 4.86%, (3 Month EURIBOR + 2.80%), 09/18/33, EUR (e) (l)	1,030	1,201
DB Master Finance LLC
Series 2025-A2I-1A, 4.89%, 11/20/30	1,083	1,085
DBGS 2024-SBL
Series 2024-A-SBL, REMIC, 5.63%, (1 Month Term SOFR + 1.88%), 08/17/26 (l)	110	110
DGWD Trust 2025-INFL
Series 2025-A-INFL, REMIC, 5.35%, (1 Month Term SOFR + 1.60%), 08/15/27 (l)	824	825
Diameter Capital CLO 9 Ltd
Series 2025-A-9A, 5.05%, (3 Month Term SOFR + 1.17%), 04/20/38 (l)	250	250
DK Trust 2025-LXP
Series 2025-A-LXP, REMIC, 5.34%, (1 Month Term SOFR + 1.59%), 08/15/27 (l)	171	171
ELM Park CLO Designated Activity Company
Series DR3-1X, 5.29%, (3 Month EURIBOR + 3.20%), 01/15/38, EUR (e) (l)	200	235
ELM Trust 2024-ELM
Series 2024-E10-ELM, REMIC, 8.05%, 06/11/27 (l)	918	926
Elmwood CLO II Ltd
Series 2019-BRR-2A, 5.58%, (3 Month Term SOFR + 1.70%), 10/20/37 (l)	350	351
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company
Series 2023-DR-1X, 4.74%, (3 Month EURIBOR + 2.70%), 02/15/38, EUR (e) (l)	440	512
Flatiron CLO 28 Ltd
Series 2024-A1R-1A, 4.98%, (3 Month Term SOFR + 1.08%), 07/15/36 (l)	250	250
FNA 8, LLC
Series 2025-A-1, 5.62%, 03/15/45 (l)	895	906
Foundation Finance Trust 2025-3
Series 2025-A-3A, REMIC, 4.56%, 08/15/52	1,362	1,366
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.12%, (1 Month Term SOFR + 1.39%), 08/19/42 (l)	810	809
Golub Capital Partners CLO 77 B Ltd
Series 2024-A1-77A, 5.57%, (3 Month Term SOFR + 1.25%), 01/25/38 (l)	250	250
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	1,483	1,492
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	424	346
GreenSky Home Improvement Trust 2024-1
Series 2024-A4-1, 5.67%, 06/25/59	826	843
Series 2024-B-1, 5.87%, 06/25/59	132	135
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 4.88%, (1 Month Term SOFR + 1.13%), 07/15/39 (l)	53	53
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 5.01%, (1 Month Term SOFR + 1.26%), 06/16/36 (l)	230	219
GS Mortgage Securities Corporation Trust 2025-800D
Series 2025-A-800D, REMIC, 6.40%, (1 Month Term SOFR + 2.65%), 11/18/27 (l) (o)	1,139	1,140
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	615
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.65%, 12/12/53 (l)	931	57
Hambridge Euro CLO 1 Designated Activity Company
Series D-1X, 5.33%, (3 Month EURIBOR + 3.30%), 10/20/38, EUR (e) (l)	310	367
Henley CLO XI Designated Activity Company
Series D-11X, 4.66%, (3 Month EURIBOR + 2.60%), 04/25/39, EUR (e) (l)	490	570
Henley CLO XII Designated Activity Company
Series D-12X, 5.13%, (3 Month EURIBOR + 3.10%), 01/15/38, EUR (e) (l)	320	377
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-A-ORL, REMIC, 5.29%, (1 Month Term SOFR + 1.54%), 05/15/26 (l)	821	821
Series 2024-D-ORL, REMIC, 6.94%, (1 Month Term SOFR + 3.19%), 05/15/26 (l)	867	871
Holland Park CLO Designated Activity Company
Series A1RR-1X, 2.97%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (e) (l)	38	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 2.98%, 08/12/26 (l)	138	134
Huntington National Bank, The
Series 2024-B2-1, 5.32%, (SOFR 30-Day Average + 1.40%), 02/20/28 (h) (l)	470	471
Series 2025-B2-2, 5.12%, (SOFR 30-Day Average + 1.20%), 09/20/33 (l)	332	332
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 6.56%, (1 Month Term SOFR + 2.74%), 07/08/33 (l) (o)	192	105
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 6.31%, (1 Month Term SOFR + 2.56%), 04/15/26 (l)	1,108	1,108
Series 2021-F-MHC, REMIC, 6.81%, (1 Month Term SOFR + 3.06%), 04/15/26 (l)	520	520
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (l)	481	401
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (l)	2,278	1,907
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (l)	3,176	2,869
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (l)	1,620	1,116
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	173	154
Jubilee CLO 2024-XXIX Designated Activity Company
Series 2024-D-29X, 5.21%, (3 Month EURIBOR + 3.20%), 01/15/39, EUR (e) (l)	540	630
JW Commercial Mortgage Trust 2024-MRCO
Series 2024-D-MRCO, REMIC, 6.94%, (1 Month Term SOFR + 3.19%), 06/15/26 (l)	340	341
KSL Commercial Mortgage Trust 2024-HT2
Series 2024-A-HT2, REMIC, 5.29%, (1 Month Term SOFR + 1.54%), 12/15/26 (l)	607	607
Lendmark Funding Trust 2021-1
Series 2025-A-3A, 4.51%, 05/21/35	1,225	1,224
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.14%, (1 Month Term SOFR + 1.39%), 11/01/29 (l) (o)	830	830
Lyra Music Assets Delaware LP
Series 2024-A2-2A, 5.76%, 12/20/29 (h)	1,082	1,095
Madison Park Funding XXVII, Ltd.
Series 2025-A-40RA, 5.25%, 10/16/38 (l)	250	251
Mariner Finance Issuance Trust 2024- A
Series 2024-A-AA, 5.13%, 09/22/36	837	848
Series 2024-D-AA, 6.77%, 09/22/36	139	142
Mariner Finance Issuance Trust 2025-B
Series 2025-A-BA, 4.59%, 11/22/38	1,056	1,059
MCR 2024-TWA Mortgage Trust
Series 2024-E-TWA, REMIC, 8.73%, 06/12/27	314	319
MF1 2025-FL20 LLC
Series 2025-A-FL20, 5.20%, (1 Month Term SOFR + 1.34%), 08/18/29 (l)	970	972
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 7.12%, (1 Month Term SOFR + 3.37%), 12/16/26 (l)	695	694
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 5.97%, (1 Month Term SOFR + 2.22%), 04/15/26 (l)	21	21
Series 2021-F-MHC, REMIC, 6.47%, (1 Month Term SOFR + 2.72%), 04/15/26 (l)	137	137
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 6.62%, (1 Month Term SOFR + 2.86%), 07/15/38 (l)	602	600
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (l) (q)	338	314
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	212	203
Series 2021-C-DA, 3.48%, 04/15/60	565	535
Series 2021-A-DA, 4.76%, (Prime + -1.99%), 04/15/60 (l)	739	732
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,650	1,691
Navient Refinance Loan Trust 2025-B
Series 2025-A-B, 4.72%, 12/15/34	1,019	1,022
Navient Refinance Loan Trust 2025-C
Series 2025-A-C, 4.80%, 10/15/55	717	717
Nelnet Student Loan Trust 2021-A
Series 2021-B1-A, 2.85%, 04/20/62	981	890
Series 2021-D-A, 4.93%, 04/20/62	930	873
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	893
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	115
Nelnet Student Loan Trust 2025-A
Series 2025-A1B-AA, 5.08%, (SOFR 30-Day Average + 1.10%), 03/15/57 (l)	1,691	1,685
Nelnet Student Loan Trust 2025-C
Series 2025-A1B-CA, REMIC, 5.27%, (SOFR 30-Day Average + 1.35%), 08/15/36 (l)	1,110	1,117
Series 2025-D-CA, REMIC, 5.82%, 08/15/36	660	655
Neuberger Berman CLO XXI Ltd.
Series 2016-A1R3-21A, 5.20%, (3 Month Term SOFR + 1.32%), 01/20/39 (l)	6,600	6,615
Neuberger Berman Loan Advisers CLO 26 Ltd
Series 2017-BR2-26A, 5.63%, (3 Month Term SOFR + 1.75%), 10/18/38 (l)	500	501
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 4.96%, (1 Month Term SOFR + 1.27%), 02/16/27 (l)	406	403
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 5.52%, (3 Month Term SOFR + 1.66%), 04/28/31 (l)	95	95
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.21%, (3 Month Term SOFR + 1.34%), 11/26/37 (l)	700	702
Octagon Investment Partners XVI, Ltd.
Series 2013-BR-1A, 5.74%, (3 Month Term SOFR + 1.86%), 07/17/30 (l)	2,000	2,002
OHA Credit Partners Ltd
Series 2023-A-15RA, 5.17%, (3 Month Term SOFR + 1.29%), 07/20/38 (l)	1,300	1,303
Oha Credit Partners X Ltd
Series 2014-AR2-10RA, 5.01%, (3 Month Term SOFR + 1.13%), 04/20/38 (l)	250	249
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-A-APT, REMIC, 5.75%, 07/17/29 (l)	420	426
P11 Commercial Mortgage Trust 2025-P11
Series 2025-A-P11, REMIC, 5.34%, 08/12/30 (l)	427	438
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-D-2X, 5.21%, (3 Month EURIBOR + 3.15%), 05/15/34, EUR (e) (l)	380	446
Palmer Square European Loan Funding 2024-3 Designated Activity Company
Series 2024-D-3X, 5.11%, (3 Month EURIBOR + 3.05%), 05/15/34, EUR (e) (l)	320	376
Penta CLO 17 Designated Activity Company
Series 2024-D-17X, 5.31%, (3 Month EURIBOR + 3.25%), 08/15/38, EUR (e) (l)	350	411
Pikes Peak CLO 4
Series 2019-ARR-4A, 5.11%, (3 Month Term SOFR + 1.21%), 07/15/34 (l)	250	250
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 7.21%, (1 Month Term SOFR + 3.46%), 07/15/38 (l)	141	55
Planet Fitness Master
Series 2025-A2II-1A, 5.65%, 12/06/55	896	897
PRM5 Trust 2025-PRM5
Series 2025-D-PRM5, REMIC, 5.81%, 03/10/28 (l)	900	901

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 6.35%, (1 Month Term SOFR + 2.61%), 07/25/51 (l)	45	45
Series 2021-C-1A, 7.60%, (1 Month Term SOFR + 3.86%), 07/25/51 (l)	39	39
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	416
Providus CLO II Designated Activity Company
Series DRR-2X, 5.21%, (3 Month EURIBOR + 3.20%), 10/15/38, EUR (e) (l)	346	405
QTS Issuer ABS II LLC
Series 2025-A2-1A, 5.04%, 10/05/55	1,171	1,165
Regatta 31 Funding Ltd
Series 2025-A1-1A, 5.03%, (3 Month Term SOFR + 1.17%), 03/25/38 (l)	1,600	1,600
Regional Management Issuance Trust 2024-2
Series 2025-A-2, 4.59%, 11/16/37	1,489	1,490
Republic Finance Issuance Trust 2024-A
Series 2024-A-A, 5.91%, 06/21/27	1,284	1,297
Republic Finance Issuance Trust 2025-A
Series 2025-A-A, 4.59%, 11/20/29	1,359	1,357
Retained Vantage Data Centers Issuer LLC
Series 2025-A2A-1A, 5.09%, 08/15/30	982	972
Rockford Tower Europe CLO 2025-1 Designated Activity Company
Series 2025-D-1X, 5.06%, (3 Month EURIBOR + 3.00%), 10/25/37, EUR (e) (l)	430	502
Rockford Tower Europe CLO 2025-3 Designated Activity Company
Series 2025-D-3X, 5.14%, (3 Month EURIBOR + 3.10%), 01/15/40, EUR (e) (l)	230	269
RR 28 Ltd
Series 2024-A1R-28RA, 5.45%, (3 Month Term SOFR + 1.55%), 04/15/37 (l)	762	763
SCG Commercial Mortgage Trust 2025-DLFN
Series 2025-E-DLFN, REMIC, 6.70%, 03/15/27 (l)	520	517
Signal Harmonic CLO I Designated Activity Company
Series DR-1X, 5.42%, (3 Month EURIBOR + 3.50%), 07/15/38, EUR (e) (l)	180	212
Silver Point CLO 7 LTD
Series 2024-A1-7A, 5.26%, (3 Month Term SOFR + 1.36%), 01/15/38 (l)	250	251
Silver Point CLO 8 Ltd
Series 2025-A1-8A, 5.11%, (3 Month Term SOFR + 1.21%), 04/15/38 (l)	150	150
Silver Point Euro CLO 1, Designated Activity Company
Series D-1X, 5.07%, (3 Month EURIBOR + 3.00%), 01/15/39, EUR (e) (l)	310	362
Sixth Street CLO XX Ltd
Series 2021-A1R-20A, 5.20%, (3 Month Term SOFR + 1.32%), 07/19/38 (l)	3,000	3,007
Series 2021-A2R-20A, 5.45%, (3 Month Term SOFR + 1.57%), 07/19/38 (l)	3,000	3,007
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 8.61%, (1 Month Term SOFR + 4.86%), 10/15/41 (l)	1,285	1,344
SMB Private Education Loan Trust 2021-A
Series 2021-B-A, 2.31%, 01/15/53	169	165
Series 2021-C-A, 2.99%, 01/15/53	1,715	1,519
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	118	116
Series 2021-C-C, REMIC, 3.00%, 01/15/53	108	97
Series 2021-D-C, REMIC, 3.93%, 01/15/53	33	30
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.23%, (SOFR 30-Day Average + 1.25%), 07/05/53 (l)	1,051	1,043
SoFi Personal Loan Trust 2023-1
Series 2023-A-1, 6.00%, 09/13/27 (l)	604	611
Series 2023-R1-1, 0.00%, 11/12/30 (l)	27	545
Sona Fios CLO III DAC
Series D-3X, 5.25%, (3 Month EURIBOR + 3.25%), 04/20/37, EUR (e) (l)	690	811
Sona Fios CLO V Designated Activity Company
Series D-5X, 5.33%, (3 Month EURIBOR + 3.30%), 08/25/38, EUR (e) (l)	260	306
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (a) (n)	23	22
Series 2017-A-1, 0.00%, 02/15/30 (a) (n)	714	617
Series 2017-AA-1, 0.00%, 02/15/30 (a) (n)	271	238
SPLT_24-1: A ABS
Series 2024-A-1, 6.06%, 02/12/31	422	425
SPLT_24-1: R1 ABS
Series 2024-R1-1, 0.00%, 02/12/31 (l)	24	406
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-F-MFP, REMIC, 6.49%, (1 Month Term SOFR + 2.74%), 11/15/38 (l)	1,261	1,260
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 6.48%, (1 Month Term SOFR + 2.73%), 11/16/26 (l)	360	360
Subway Funding LLC
Series 2024-A2II-1A, 6.27%, 07/30/31	825	842
Summit Issuer, LLC
Series 2025-A2-1A, 5.21%, 11/20/30	1,237	1,242
Symphony CLO XXI Ltd
Series 2019-AR2-21A, 4.80%, (3 Month Term SOFR + 0.90%), 07/15/32 (l)	193	193
Taco Bell Funding, LLC
Series 2025-A2I-1A, 4.82%, 08/25/55	1,239	1,231
TCW CLO 2023-1 Ltd
Series 2023-A1R-1A, 5.25%, (3 Month Term SOFR + 1.38%), 03/31/38 (l)	2,000	2,005
Texas Debt Capital CLO 2023-I Ltd
Series 2023-D1R-1A, 6.63%, (3 Month Term SOFR + 2.75%), 07/20/38 (l)	1,300	1,306
Texas Debt Capital Euro CLO 2025-I Designated Activity Company
Series 2025-D-1X, 5.02%, (3 Month EURIBOR + 3.00%), 04/16/39, EUR (e) (l)	520	609
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 5.29%, (3 Month Term SOFR + 1.38%), 01/17/34 (l)	250	250
Tikehau CLO XII Designated Activity Company
Series D-12X, 5.25%, (3 Month EURIBOR + 3.25%), 10/20/38, EUR (e) (l)	570	673
TRESTLES CLO III LTD
Series 2020-A1R-3A, 5.27%, (3 Month Term SOFR + 1.39%), 10/20/37 (l)	1,250	1,255
Truist Bank
Series 2025-B-1, 4.73%, 09/26/33	1,126	1,129
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	171
United Airlines Pass Through Trust 2019-2AA
Series 2019-A-2, REMIC, 2.90%, 05/01/28	111	105
Upgrade Master Pass-Thru Trust
Series 2025-A-ST7, 4.55%, 11/15/32	901	901
Series 2025-B-ST7, 4.98%, 11/15/32	366	366
Upgrade Master Pass-Thru Trust Series 2025-ST6
Series 2025-A-ST6, 4.61%, 10/15/32	345	345
UPX HIL 2025-1 Issuer Trust
Series 2025-A-1, 5.16%, 06/25/32	1,213	1,223
Victory Street CLO I Designated Activity Company
Series D-1X, 5.46%, (3 Month EURIBOR + 3.45%), 01/15/38, EUR (e) (l)	480	568
Victory Street CLO II Designated Activity Company
Series D-2X, 5.16%, (3 Month EURIBOR + 3.10%), 01/15/39, EUR (e) (l)	380	447
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 3.90%, 01/12/27 (l)	325	320
Voya CLO 2018-2 Ltd
Series 2018-C1-2A, 6.02%, (3 Month Term SOFR + 2.11%), 07/15/31 (l)	700	701
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.75%, 06/15/28 (l)	211	198
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.79%, 07/17/53 (l)	4,765	308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.48%, 04/17/54 (l)	2,797	156
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2024-A-1CHI, REMIC, 5.48%, 07/15/27 (l)	417	421
Whitebox CLO V Ltd
Series 2025-A1-5A, 5.64%, (3 Month Term SOFR + 1.36%), 07/20/38 (l)	3,000	3,006
Series 2025-B-5A, 5.98%, (3 Month Term SOFR + 1.70%), 07/20/38 (l)	700	703
Total Non-U.S. Government Agency Asset-Backed Securities (cost $164,299)		160,824
SENIOR FLOATING RATE INSTRUMENTS 4.2%
Industrials 1.1%
AERNNOVA Aerospace SAU
Term Loan B, 6.03%, (EURIBOR + 4.00%), 02/27/30, EUR (l)	1,303	1,510
Althea Acquisition Bidco S.a.r.l
Term Loan, 0.00%, (Euribor + 3.25%), 10/07/32, EUR (l) (r)	1,232	1,454
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 07/31/31 (l)	722	723
Applegreen Ireland Investments Finance Ltd.
Term Loan, 6.57%, (3 Month EURIBOR + 5.00%), 01/24/32, EUR (l)	854	1,010
Argent Bidco SAS
Term Loan, 0.00%, (EURIBOR + 3.25%), 12/31/49, EUR (l) (r)	1,000	1,181
Artemis Bidco Ltd
Term Loan, 5.80%, (EURIBOR + 3.75%), 05/28/32, EUR (l)	1,654	1,958
Beach Acquisition Bidco LLC
Term Loan, 5.55%, (EURIBOR + 3.50%), 06/25/32, EUR (l)	1,821	2,157
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 7.09%, (1 Month Term SOFR + 3.17%), 03/30/29 (l)	857	857
Fertitta Entertainment, LLC
2022 Term Loan B, 6.97%, (1 Month Term SOFR + 3.25%), 01/13/29 (k) (l)	965	965
FNZ Group Entities Ltd
Term Loan, 9.97%, (SONIA + 6.00%), 10/30/31, GBP (l)	1,500	1,628
Garda World Security Corporation
2025 Term Loan B, 6.75%, (1 Month Term SOFR + 3.00%), 02/01/29 (l)	281	282
Kestrel Acquisition LLC
Term Loan, 7.00%, (SOFR + 3.00%), 11/10/31 (l)	608	608
Modulaire Group Holdings Limited
Facility B3, 6.42%, (EURIBOR + 4.42%), 07/02/31, EUR (l)	1,000	1,101
Nielsen Consumer Inc.
Term Loan, 4.68%, (EURIBOR + 3.25%), 10/31/30, EUR (l)	1,326	1,567
Node AcquiCo
Term Loan, 5.41%, (EURIBOR + 3.50%), 12/08/32, EUR (l)	1,000	1,181
OCS Group Holdings Ltd.
Term Loan, 0.00%, (SONIA + 5.75%), 12/31/49, GBP (l) (r)	1,000	1,346
Pitney Bowes Inc.
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 01/31/32 (l)	135	134
Platea BC Bidco AB
Term Loan, 0.00%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l) (r)	101	120
Rain Carbon Inc.
2023 Replacement Term Loan, 7.04%, (EURIBOR + 5.00%), 10/31/28, EUR (l)	1,000	1,171
Sector Alarm Holding AS
Term Loan, 5.57%, (EURIBOR + 3.50%), 06/14/29, EUR (l)	814	964
Speed Midco 3 S.a.r.l.
Term Loan, 4.84%, (EURIBOR + 2.75%), 09/19/32, EUR (l)	1,500	1,773
Tackle S.a r.l.
Term Loan B2, 5.32%, (EURIBOR + 3.25%), 05/22/28, EUR (l)	1,839	2,164
TransDigm, Inc.
2023 Term Loan J, 6.50%, (3 Month Term SOFR + 2.50%), 02/28/31 (l)	493	494
Vaco Holdings, LLC
2022 Term Loan, 9.15%, (3 Month Term SOFR + 5.00%), 01/07/29 (l)	648	526
Verisure Holding AB
Term Loan, 4.30%, (EURIBOR + 2.25%), 10/23/32, EUR (l)	1,000	1,182
		28,056
Information Technology 1.0%
Altar Bidco, Inc.
Term Loan, 9.28%, (3 Month Term SOFR + 5.60%), 11/09/28 (l)	2,318	2,178
Atos SE
Term Loan, 0.00%, (3 Month EURIBOR + 2.60%), 12/17/29, EUR (l) (r)	1,000	1,200
Aviv Group GmbH
Term Loan, 6.10%, (EURIBOR + 4.00%), 01/29/32, EUR (l)	1,433	1,694
Boost Newco Borrower, LLC
2025 USD Term Loan B2, 6.00%, (3 Month Term SOFR + 2.00%), 01/31/31 (l)	864	865
Cegid SAS
Term Loan, 4.82%, (3 Month EURIBOR + 3.25%), 01/16/30, EUR (l)	1,500	1,767
Cloud Software Group, Inc.
2025 Term Loan B (2032), 7.25%, (3 Month Term SOFR + 3.25%), 08/07/32 (l)	503	503
ConnectWise, LLC
2021 Term Loan B, 7.76%, (3 Month Term SOFR + 3.50%), 09/23/28 (l)	603	591
DRI Holdings, Inc.
Term Loan, 9.27%, (1 Month Term SOFR + 5.25%), 12/15/28 (l)	541	530
ECL Entertainment, LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 08/30/30 (l)	1,729	1,722
GoTo Group Inc,
Term Loan, 8.79%, (3 Month Term SOFR + 4.75%), 04/28/28 (l)	120	46
GoTo Group Inc.
Term Loan, 8.79%, (3 Month Term SOFR + 4.75%), 04/28/28 (l)	227	185
IGT Holding IV AB
Term Loan, 5.25%, (3 Month EURIBOR + 3.50%), 07/31/31, EUR (l)	1,333	1,578
Instructure Holdings, Inc.
2025 Repriced Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 11/13/31 (l)	1,987	1,989
ION Platform Finance US, Inc.
Initial Euro Term Loan, 6.02%, (EURIBOR + 4.00%), 09/30/32, EUR (l)	1,424	1,595
ITG Communications, LLC
Term Loan B, 8.95%, (SOFR + 4.75%), 07/01/31 (l)	1,399	1,350
Lorca Telecom BidCo S.A.
Term Loan, 4.63%, (3 Month EURIBOR + 2.75%), 03/25/31, EUR (l)	1,774	2,088
McAfee, LLC
2024 USD 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 03/01/29 (l)	1,159	1,066
Polaris Newco LLC
Term Loan, 5.82%, (3 Month EURIBOR + 4.00%), 06/02/28, EUR (l)	1,979	2,204
Redstone Holdco 2 L.P.
Term Loan, 8.85%, (3 Month Term SOFR + 4.75%), 04/27/28 (l)	1,348	545
Verifone Sys Inc.
Term Loan, 0.00%, (3 Month Term SOFR + 5.50%), 08/18/28 (l) (r)	63	59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Term Loan, 9.35%, (3 Month Term SOFR + 5.50%), 08/18/28 (l)	1,415	1,338
X Corp.
Term Loan, 10.45%, (3 Month Term SOFR + 6.50%), 10/27/29 (l)	138	135
2025 Fixed Term Loan, 9.50%, 12/31/99	279	278
Xerox Corporation
Initial Term Loan (First Lien), 0.00%, (SOFR + 4.00%), 11/14/29 (l) (r)	389	331
2023 Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 11/14/29 (l)	124	105
Term Loan, 7.92%, (SOFR + 4.00%), 11/14/29 (l)	5	4
Term Loan, 8.00%, (1 Month Term SOFR + 4.00%), 11/14/29 (l)	86	73
		26,019
Communication Services 0.6%
Altice Financing S.A.
Term Loan, 7.03%, (EURIBOR + 5.00%), 10/31/27, EUR (l)	1,000	852
Avaya, Inc.
2023 Exit Term Loan, 11.42%, (1 Month Term SOFR + 7.50%), 08/01/28 (l)	6	5
Bally's Corporation
2021 Term Loan B, 7.37%, (3 Month Term SOFR + 3.25%), 08/05/28 (l)	516	509
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime + 1.50%), 04/15/27 (l)	293	256
DirectTV Financing, LLC
Term Loan, 9.34%, (3 Month Term SOFR + 5.50%), 02/15/31 (l)	1,031	1,028
DirecTV Financing, LLC
Term Loan, 9.10%, (3 Month Term SOFR + 5.00%), 07/22/27 (l)	39	39
International Entertainment JJCO 3 Ltd
Term Loan, 8.47%, (SONIA + 4.75%), 04/02/32, GBP (l)	2,294	3,092
RunItOneTime LLC
Term Loan, 0.00%, (SOFR + 2.00%), 04/16/26 (f) (l) (r)	14	14
Term Loan, 16.42%, (SOFR + 12.50%), 04/21/26 (f) (l)	182	182
Term Loan, 0.00%, (SOFR + 11.50%), 05/06/26 (f) (l) (r)	296	290
Stage Entertainment
Term Loan, 6.03%, (EURIBOR + 4.00%), 06/29/29, EUR (l)	1,000	1,141
Zegona HoldCo Ltd
Term Loan, 4.83%, (EURIBOR + 3.00%), 07/09/29, EUR (l)	516	609
Ziggo BV
Term Loan, 4.93%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (l)	6,053	7,069
		15,086
Consumer Discretionary 0.5%
Accell Group N.V.
Term Loan, 2.05%, 06/30/31, EUR (f) (l)	1,000	787
Allwyn Entertainment Financing (UK) PLC
Term Loan, 0.00%, (EURIBOR + 3.00%), 04/30/30, EUR (l) (r)	1,000	1,174
Caesars Entertainment Inc.
2024 Term Loan B1, 6.17%, (1 Month Term SOFR + 2.25%), 01/24/31 (l)	1,337	1,323
CDR Firefly Bidco PLC
Term Loan, 8.72%, (EURIBOR + 4.75%), 04/29/29, GBP (l)	1,642	2,228
Clarios
Term Loan, 5.21%, (3 Month EURIBOR + 3.25%), 01/28/32, EUR (l)	1,500	1,779
Hestiafloor 2
Term Loan, 5.50%, (EURIBOR + 3.50%), 02/27/30, EUR (l)	588	698
Hydrofarm Holdings Group, Inc.
Term Loan, 9.60%, (SOFR + 5.50%), 10/21/28 (f) (l)	377	309
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 04/26/30 (l)	624	619
Jack Ohio Finance LLC
2025 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 01/28/32 (l)	252	251
Maverick Gaming LLC
Term Loan, 15.25%, (SOFR + 7.50%), 06/03/28 (l)	521	287
Parts Europe
2025 Additional Term Facility, 5.00%, (EURIBOR + 3.00%), 02/03/31, EUR (l)	1,132	1,345
PAX Holdco Spain SLU
Term Loan, 6.15%, (EURIBOR + 4.00%), 12/31/29, EUR (l)	1,632	1,922
Peninsula Pacific Entertainment, LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 4.75%), 08/14/32 (f) (l) (r)	236	236
2025 Term Loan B, 8.74%, (3 Month Term SOFR + 4.75%), 08/14/32 (f) (l)	1,006	1,009
		13,967
Consumer Staples 0.3%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/06/32 (l)	424	425
Bellis Acquisition Company PLC
Term Loan B, 6.08%, (3 Month EURIBOR + 4.00%), 04/02/31, EUR (l)	1,654	1,757
Froneri Lux Finco S.a r.l.
Term Loan, 4.87%, (Euribor + 3.00%), 07/17/32, EUR (l)	2,035	2,396
Market Bidco Ltd
Term Loan, 6.55%, (3 Month EURIBOR + 4.50%), 11/04/30, EUR (l)	430	500
Pegasus BidCo B.V.
2025-1 Euro Term Loan, 5.06%, (EURIBOR + 3.00%), 07/12/29, EUR (l)	1,333	1,582
United Petfood
Term Loan, 4.58%, (3 Month EURIBOR + 2.75%), 02/26/32, EUR (l)	1,135	1,342
		8,002
Health Care 0.3%
AI Sirona Luxembourg Acquisition S.a r.l.
Term Loan, 5.96%, (EURIBOR + 4.00%), 09/30/28, EUR (l)	1,000	1,178
Bausch & Lomb Corporation
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.25%), 12/17/30 (l)	671	677
Median BV
Term Loan B - B1, 6.94%, (3 Month EURIBOR + 5.00%), 10/14/27, EUR (l)	1,637	1,902
Nidda Healthcare Holding GmbH
Term Loan, 0.00%, (EURIBOR + 3.50%), 02/21/30, EUR (l) (r)	1,000	1,182
Term Loan, 5.55%, (EURIBOR + 3.50%), 02/21/30, EUR (l)	1,399	1,654
Ramsay Sante
Term Loan, 5.27%, (EURIBOR + 3.25%), 08/13/31, EUR (l)	900	1,058
		7,651
Materials 0.2%
Ineos Finance PLC
Term Loan, 5.18%, (EURIBOR + 3.25%), 02/07/31, EUR (l)	1,000	961
Term Loan, 5.43%, (EURIBOR + 3.50%), 06/23/31, EUR (l)	1,000	963
INEOS Quattro Holdings UK Limited
Term Loan, 6.46%, (EURIBOR + 4.50%), 03/31/29, EUR (l)	1,210	991
Nobian Finance BV
Term Loan B, 5.53%, (3 Month EURIBOR + 3.50%), 07/04/30, EUR (l)	1,895	2,125
		5,040
Energy 0.1%
CPV Fairview, LLC
Term Loan, 6.46%(SOFR + 2.50%), (l)	729	729

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
CVR Energy, Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 12/30/27 (l)	498	499
Stakeholder Midstream LLC
Term Loan, 8.04%, (SOFR + 4.00%), 08/19/32 (l)	1,371	1,375
		2,603
Financials 0.1%
Boots Group Finco LP
Term Loan, 8.48%, (SONIA + 4.75%), 07/22/32, GBP (l)	1,449	1,968
Utilities 0.0%
Ohio Power Partners LLC
Term Loan, 6.71%, (SOFR + 2.75%), 10/29/32 (l)	577	575
West Deptford Energy Holdings LLC
Term Loan, 7.92%, (SOFR + 4.00%), 07/19/32 (l)	555	550
		1,125
Total Senior Floating Rate Instruments (cost $107,943)		109,517
GOVERNMENT AND AGENCY OBLIGATIONS 4.1%
Sovereign 3.3%
Arab Republic of Egypt
24.46%, 10/01/27, EGP	6,389	136
24.14%, 12/03/27, EGP	794	17
21.38%, 02/04/28, EGP	8,581	177
23.44%, 07/01/28, EGP	6,970	150
5.63%, 04/16/30, EUR (e)	106	124
8.50%, 01/31/47 (h)	200	197
7.50%, 02/16/61 (h)	200	175
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/34 (h) (o)	93	65
0.00%, 02/01/30 - 02/01/36 (h) (o)	53	29
Cabinet Office, Government of Japan
3.20%, 09/20/55, JPY	113,400	702
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (e)	219	212
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	82	68
6.85%, 08/12/35, PEN (h)	1,726	556
7.60%, 08/12/39 (h)	570	185
Departamento Administrativo De La Presidencia De La Republica
8.00%, 04/20/33	329	353
Estado Espanol
2.70%, 01/31/30, EUR	4,676	5,526
3.15%, 04/30/35, EUR (h)	1,139	1,329
Gobierno de la Republica de Guatemala
7.05%, 10/04/32 (h)	260	286
6.60%, 06/13/36 (h)	200	215
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (h) (o)	60	59
Gobierno De La Republica Oriental Del Uruguay
9.75%, 07/20/33, UYU	5,901	169
8.00%, 10/29/35, UYU	8,161	214
5.25%, 09/10/60	135	126
Gobierno Federal de los Estados Unidos Mexicanos
7.00%, 09/03/26, MXN	44,544	2,470
8.50%, 03/01/29, MXN	16,602	930
7.50%, 05/26/33, MXN	54,945	2,830
7.38%, 05/13/55	594	639
Gouvernement De France
3.20%, 05/25/35, EUR (h)	1,272	1,460
Government of Barbados, The
8.00%, 06/26/35 (h)	119	125
Government of Canada
2.75%, 03/01/30, CAD	7,049	5,102
Government of Ireland
2.60%, 10/18/34, EUR (e)	9,632	10,964
Government of Saudi Arabia
5.00%, 01/18/53 (h)	316	280
HM Treasury
4.38%, 03/07/30, GBP	8,024	11,001
Latvia, Republic of
5.13%, 07/30/34 (h)	200	204
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.00%, 05/16/29, EUR (e)	240	302
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	6,926,800	1,680
7.75%, 09/18/30, COP	5,531,900	1,202
Ministry of Finance People's Republic of China
2.11%, 08/25/34, CNY	4,110	601
Morocco, Kingdom of
5.95%, 03/08/28 (h)	200	206
4.75%, 04/02/35, EUR (h)	135	162
Presidence de la Republique de Cote d'Ivoire
8.08%, 04/01/36 (h)	200	216
Presidencia da Republica
10.00%, 01/01/27, BRL	15,160	2,681
Presidencia De La Nacion
0.75%, 07/09/30 (o)	67	57
Presidencia de la Republica de Chile
3.75%, 01/14/32, EUR	100	119
4.34%, 03/07/42	354	316
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (h)	370	362
7.05%, 02/03/31 (h)	150	162
10.75%, 06/01/36, DOP (h)	30,250	516
Republic of Indonesia, The Government of, The
7.00%, 05/15/27 - 02/15/33, IDR	24,802,000	1,536
8.25%, 06/15/32, IDR	607,000	41
6.63%, 05/15/33, IDR	3,659,000	226
7.13%, 06/15/38, IDR (e)	13,785,000	880
Romania, Government of
2.12%, 07/16/31, EUR (e)	56	58
6.25%, 09/10/34, EUR (h)	148	182
6.75%, 07/11/39, EUR (h)	51	62
6.50%, 10/07/45, EUR (h)	61	71
Sandor-Palota
5.25%, 06/16/29 (h)	344	350
7.00%, 10/24/35, HUF	203,300	629
Segretariato Generale Della Presidenza Della Repubblica
2.95%, 07/01/30, EUR	4,209	4,990
South Africa, Parliament of
8.00%, 01/31/30, ZAR	51,469	3,180
7.00%, 02/28/31, ZAR	41,875	2,474
8.50%, 01/31/37, ZAR	21,211	1,274
5.00%, 10/12/46	200	157
5.75%, 09/30/49	353	297
Thailand, Kingdom of
2.50%, 11/17/29, THB	80,127	2,665
2.41%, 03/17/35, THB	24,593	835
4.00%, 06/17/55, THB	588	25
The Central People's Government of the People's Republic of China
1.92%, 07/15/45, CNY	2,290	307
The Philippines, Government of
6.25%, 02/28/29, PHP	31,410	544
6.38%, 07/27/30 - 04/28/35, PHP	122,840	2,135
6.00%, 08/20/30, PHP	74,705	1,279
The Republic of Uzbekistan
5.38%, 05/29/27, EUR (h)	108	130
Turkiye Cumhuriyeti Basbakanlik
31.08%, 11/08/28, TRY	7,148	165
30.00%, 09/12/29, TRY	4,100	93
Urad Vlady Ceske Republiky
4.50%, 11/11/32, CZK	18,690	919
Urzad Rady Ministrow
5.75%, 04/25/29, PLN	4,862	1,420
4.75%, 07/25/29, PLN	2,739	776
4.88%, 10/04/33	38	38
5.00%, 10/25/34 - 10/25/35, PLN	5,831	1,613
5.50%, 04/04/53	58	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Vlada Crne Gore
2.88%, 12/16/27, EUR (e)	106	122
Vlada NA Republika Severna Makedonija
6.96%, 03/13/27, EUR (e)	115	140
		85,325
Mortgage-Backed Securities 0.7%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 01/15/56 (s)	20,495	18,933
Treasury Inflation Indexed Securities 0.1%
Presidencia da Republica
6.00%, 08/15/30, BRL (l) (t)	1,610	1,262
Urzad Rady Ministrow
2.00%, 08/25/36, PLN (u)	1,025	260
		1,522
Municipal 0.0%
GC Education, Inc.
7.38%, 10/01/29	555	582
Port of Beaumont Industrial Development Authority
10.00%, 07/01/26	785	788
		1,370
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.78%, 05/25/29 (l)	8,224	162
Interest Only, Series XFX-KL06, REMIC, 1.36%, 12/25/29 (l)	1,325	50
Interest Only, Series X1-K105, REMIC, 1.51%, 01/25/30 (l)	1,693	87
Interest Only, Series X1-K109, REMIC, 1.57%, 04/25/30 (l)	2,330	128
Interest Only, Series X1-K110, REMIC, 1.64%, 04/25/30 (l)	1,295	74
Interest Only, Series X1-K116, REMIC, 1.41%, 07/25/30 (l)	1,186	61
Interest Only, Series 2020-X1-K120, REMIC, 1.03%, 10/25/30 (l)	7,575	300
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.75%, 09/25/30 (l)	234	232
		1,094
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 7.27%, (SOFR 30-Day Average + 3.40%), 01/25/32 (l)	331	339
Total Government And Agency Obligations (cost $104,828)		108,583
INVESTMENT COMPANIES 3.5%
iShares Broad USD High Yield Corporate Bond ETF (c) (g)	81	3,047
iShares China Large-Cap ETF (c) (g)	167	6,412
iShares Core S&P Small Cap ETF (g)	12	1,484
iShares MSCI Brazil ETF (c) (g)	41	1,290
iShares MSCI China ETF (c) (g)	84	5,064
KraneShares CSI China Internet ETF (c)	81	2,752
SPDR Gold Shares	159	62,900
State Street Blackstone Senior Loan ETF (c)	33	1,353
State Street SPDR S&P Homebuilders ETF (c)	12	1,265
State Street SPDR S&P Regional Banking ETF (c)	42	2,743
VanEck Semiconductor ETF (c)	6	2,220
Total Investment Companies (cost $85,332)		90,530
PREFERRED STOCKS 0.2%
Financials 0.2%
Banco Bradesco S/A. (j)	617	2,035
Citigroup Capital XIII, 10.47%, 10/30/40	70	2,117
Wells Fargo & Company - Series A, 7.50% (i) (j)	1	1,082
		5,234
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (j)	105	589
Industrials 0.0%
Localiza Rent A Car S/A (a)	1	5
Total Preferred Stocks (cost $5,265)		5,828
RIGHTS 0.0%
Walgreens Boots Alliance, Inc. (a) (f)	38	20
Total Rights (cost $0)		20
WARRANTS 0.0%
Evgo Inc. (a)	23	2
Hippo Holdings Inc. (a)	20	—
Latch, Inc. (a) (f)	53	—
Offerpad Solutions Inc. (a)	35	—
Palladyne AI Corp. (a)	121	7
Total Warrants (cost $441)		9
SHORT TERM INVESTMENTS 9.1%
Investment Companies 7.6%
JNL Government Money Market Fund - Class I, 3.64% (g) (v)	196,875	196,875
Securities Lending Collateral 1.4%
JNL Government Money Market Fund - Class SL, 3.74% (g) (v)	36,687	36,687
Treasury Securities 0.1%
Arab Republic of Egypt
22.98%, 06/23/26, EGP	22,150	414
Presidencia da Republica
13.18%, 04/01/26, BRL	14,293	2,522
12.80%, 07/01/26, BRL	3,751	641
		3,577
Total Short Term Investments (cost $237,179)		237,139
Total Investments 99.3% (cost $2,382,020)		2,591,501
Total Purchased Options 0.3% (cost $12,392)		8,877
Other Derivative Instruments (0.3)%		(8,662)
Other Assets and Liabilities, Net 0.7%		16,762
Total Net Assets 100.0%		2,608,478

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) All or a portion of the security is subject to a written call option.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(g) Investment in affiliate.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $125,389 and 4.8% of the Fund.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(n) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(p) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $18,839.

(t) Treasury inflation indexed note, par amount is not adjusted for inflation.

(u) Treasury inflation indexed note, par amount is adjusted for inflation.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

Summary of Investments by Country^	Total Long Term Investments
United States of America	65.8%
United Kingdom	5.3
France	3.4
Multi-National	2.2
Italy	2.1
Japan	2.1
Netherlands	2.0
Canada	1.8
Ireland	1.6
Taiwan	1.5
Germany	1.5
Cayman Islands	1.5
China	1.4
Spain	0.9
Mexico	0.7
Switzerland	0.7
Australia	0.6
Brazil	0.6
South Africa	0.5
South Korea	0.5
Denmark	0.4
Sweden	0.3
Poland	0.3
India	0.2
Indonesia	0.2
Thailand	0.2
Philippines	0.2
Colombia	0.2
Luxembourg	0.1
Belgium	0.1
Israel	0.1
Czech Republic	0.1
Finland	0.1
Argentina	0.1
Hungary	0.1
Saudi Arabia	0.1
Egypt	0.1
Greece	0.1
Macau	0.1
United Arab Emirates	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Summary of Investments by Country^	Total Long Term Investments
Hong Kong	0.1
Turkey	—
Dominican Republic	—
Peru	—
Norway	—
Austria	—
Chile	—
Portugal	—
Singapore	—
Uruguay	—
Guatemala	—
Jersey	—
Romania	—
Ukraine	—
Morocco	—
Kazakhstan	—
Costa Rica	—
Malta	—
Malaysia	—
Cote D'Ivoire	—
Bahrain	—
Latvia	—
Kuwait	—
Zambia	—
Vietnam	—
Macedonia	—
Uzbekistan	—
Russian Federation	—
Barbados	—
Montenegro	—
Georgia	—
Ecuador	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	3,079	—	3,126	43	107	(60)	—	—
iShares Biotechnology ETF	2,644	—	2,656	3	(206)	218	—	—
iShares Broad USD High Yield Corporate Bond ETF	2,998	—	—	207	—	49	3,047	0.1
iShares China Large-Cap ETF	—	14,841	8,869	110	406	34	6,412	0.2
iShares Core S&P Small Cap ETF	1,423	—	—	21	—	61	1,484	0.1
iShares iBoxx $ High Yield Corporate Bond ETF	3,392	13,978	17,505	43	116	19	—	—
iShares Latin America 40 ETF	730	—	844	—	(68)	182	—	—
iShares MSCI Brazil ETF	914	—	—	67	—	376	1,290	0.1
iShares MSCI China ETF	3,950	—	—	107	—	1,114	5,064	0.2
iShares MSCI Emerging Markets ETF	354	—	378	—	1	23	—	—
iShares Russell 2000 ETF	—	19,385	19,360	—	(25)	—	—	—
iShares Russell Mid-Cap Growth ETF	495	—	469	—	97	(123)	—	—
JNL Government Money Market Fund, 3.64% - Class I	251,956	892,125	947,206	8,722	—	—	196,875	7.5
JNL Government Money Market Fund, 3.74% - Class SL	37,793	1,157,849	1,158,955	1,987	—	—	36,687	1.4
Quintis Limited	—	—	—	—	—	—	—	—
	309,728	2,098,178	2,159,368	11,310	428	1,893	250,859	9.6

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.p.A., 5.00% (callable at 100, 06/11/29)	06/04/24	185	207	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AB Carval Euro CLO II-C Designated Activity Company, Series D-2X, 5.81%, 02/15/37	07/05/24	412	448	—
AC Energy And Infrastructure Corporation, 4.00%	02/13/25	200	198	—
Adyen N.V.	12/22/25	315	315	—
Afflelou, 6.00%, 07/25/29	07/17/24	470	526	—
AIB Group Public Limited Company, 6.00% (callable at 100, 07/14/31)	01/07/25	259	300	—
Air France - KLM, 5.75% (callable at 100, 05/21/30)	05/15/25	223	237	—
Aktsionernoe Obshchestvo Narodny Bank Kazakhstana	10/22/24	91	144	—
Albion Financing 1 S.a r.l., 5.38%, 05/21/30	05/14/25	385	417	—
Alexandrite Lake Lux Holdings S.a r.l., 6.75%, 07/30/30	07/24/25	625	634	—
Alibaba Group Holding Limited	11/18/25	509	467	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	02/08/24	2,012	2,248	0.1
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	03/19/24	647	711	0.1
Almaviva - The Italian Innovation Company S.p.A. In Breve Almaviva S.p.A., 5.00%, 10/30/30	06/26/25	725	733	0.1
alstria office AG, 4.25%, 10/15/29	10/08/25	231	232	—
alstria office AG, 5.50%, 03/20/31	03/14/25	325	360	—
Altice Financing S.A., 3.00%, 01/15/28	10/15/25	743	662	0.1
Altice France, 5.50%, 10/15/31	10/13/25	98	101	—
Altice France, 5.63%, 06/15/32	10/13/25	98	101	—
AMS-Osram AG, 2.13%, 11/03/27	11/15/23	665	779	0.1
APCOA GmbH, 6.15%, 04/15/31	09/25/24	293	311	—
Arab Republic of Egypt, 5.63%, 04/16/30	05/03/24	98	124	—
Arbour CLO VI Designated Activity Company, Series DR-6X, 5.26%, 11/15/37	09/20/24	491	513	—
Arcano Euro CLO I Designated Activity Company, Series D-1X, 5.47%, 04/25/39	03/12/25	566	616	—
Arcano Euro CLO II Designated Activity Company, Series D-2X, 5.30%, 07/25/39	06/27/25	269	270	—
Ardagh Group S.A., 9.50%, 10/06/30	11/06/25	764	848	0.1
Ardagh Group S.A., 12.00%, 12/01/30	11/17/25	1,392	1,460	0.1
Ardagh Metal Packaging Finance Public Limited Company, 5.00%, 01/30/31	11/20/25	284	292	—
Arena Luxembourg Finance S.a r.l., 4.55%, 05/01/30	03/25/25	330	362	—
Arini European CLO IV Designated Activity Company, Series D-4X, 5.53%, 01/15/38	10/24/24	682	743	0.1
Arini European CLO V Designated Activity Company, Series D-5X, 4.83%, 01/17/39	02/21/25	356	399	—
Aroundtown S.A., 5.25% (callable at 100, 04/30/31)	10/23/25	1,739	1,760	0.1
Aroundtown S.A., 7.88% (callable at 100, 08/07/29)	11/06/25	162	161	—
Aston Martin Capital Holdings Limited, 10.38%, 03/31/29	07/09/24	540	505	—
Atlantica Infraestructura Sostenible Sociedad Limitada, 5.63%, 02/15/32	10/23/24	327	363	—
Atos SE, 5.20%, 12/18/30	01/10/25	368	636	—
Atos SE, 1.04%, 12/18/32	02/05/25	150	304	—
Aurium CLO Vii Designated Activity Company, Series DR-7X, 5.18%, 10/15/38	08/14/25	175	176	—
Aurium CLO XIII Designated Activity Company, Series D-13X, 4.81%, 04/15/38	01/30/25	239	268	—
Avianca MidCo 2 PLC, 9.00%, 12/01/28	08/06/25	63	66	—
Avoca CLO XVIII Designated Activity Company, Series DR-18X, 5.08%, 04/15/38	12/13/24	262	292	—
Avoca Static CLO I Designated Activity Company, Series DR-1X, 4.93%, 01/15/35	11/04/24	239	259	—
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	02/10/25	289	296	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	06/04/24	435	508	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.38% (callable at 100, 06/21/28)	07/25/24	227	258	—
Bankinter Sociedad Anonima, 7.38% (callable at 100, 08/15/28)	01/28/25	219	252	—
Bausch+Lomb Netherlands B.V., 5.87%, 01/15/31	06/18/25	207	216	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	09/11/25	731	722	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	01/18/24	193	204	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	06/26/25	300	306	—
Bellis Acquisition Company PLC, 8.00%, 07/01/31	06/18/25	797	771	0.1
Bertrand Franchise Finance, 5.75%, 07/18/30	05/30/24	290	307	—
Biffa Group Holdings Limited, 5.25%, 06/15/31	12/04/25	295	297	—
Biffa Group Holdings Limited, 7.38%, 06/15/31	12/04/25	600	612	—
Boels Topholding B.V., 6.25%, 02/15/29	03/12/24	1,057	1,149	0.1
Bper Banca S..A., 6.50% (callable at 100, 03/20/30)	11/13/24	211	243	—
Bracken Midco1 PLC, 6.75%, 11/01/27	12/03/24	229	245	—
Branicks Group AG, 2.25%, 09/22/26	09/19/25	201	164	—
Bubbles BidCo S.p.A., 6.25%, 09/30/31	09/18/24	393	420	—
Bubbles BidCo S.p.A., 6.50%, 09/30/31	09/18/24	288	312	—
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	07/24/24	430	487	—
CaixaBank, S.A., 6.25% (callable at 100, 07/24/32)	01/16/25	206	247	—
Capital Four CLO VIII Designated Activity Company, Series D-8X, 5.32%, 10/25/37	09/20/24	580	614	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	203	212	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	12/11/24	160	172	—
Cedacri Mergeco S.p.A., 6.69%, 05/15/28	09/29/25	178	178	—
Cellnex Telecom, S.A., 0.75%, 11/20/31	04/03/24	194	212	—
Centrica PLC, 6.50%, 05/21/55	05/14/24	647	711	0.1
CIFC European Funding CLO II Designated Activity Company, Series DR-2X, 5.07%, 10/15/39	10/17/25	362	363	—
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	03/14/24	714	781	0.1
Cirsa Finance International S.a r.l., 4.88%, 10/15/31	10/14/25	129	134	—
Cirsa Finance International S.a r.l., 5.10%, 10/15/32	10/14/25	189	193	—
Clariane, 0.88%, 03/06/27	12/03/25	380	367	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Clarios Global LP, 4.75%, 06/15/31	06/04/25	491	516	—
Clean Renewable Power (Mauritius) Pte. Ltd, 4.25%, 03/25/27	02/12/25	227	226	—
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	06/25/24	214	264	—
Contego CLO V Designated Activity Company, Series DR-5X, 5.13%, 10/15/37	03/03/25	356	393	—
Contego CLO VII Designated Activity Company, Series DR-7X, 5.49%, 01/23/38	12/11/24	451	502	—
Contego CLO XI Designated Activity Company, Series DR-11X, 5.25%, 11/20/38	10/29/24	346	372	—
Contourglobal Power Holdings S.A., 5.00%, 02/28/30	01/23/25	268	309	—
Convatec Group PLC	12/09/25	246	262	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	05/08/25	221	233	—
CVC Cordatus Opportunity Loan Fund-R Designated Activity Company, Series DR-1X, 4.86%, 09/18/33	03/13/25	1,117	1,201	0.1
Czechoslovak Group a.s., 5.25%, 01/10/31	06/25/25	751	773	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	03/12/24	550	598	—
Darling Global Finance B.V., 4.50%, 07/15/32	06/18/25	451	467	—
DeepOcean AS, 6.00%, 04/08/31	09/24/25	168	172	—
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27	06/20/25	883	869	0.1
Deuce Finco PLC, 7.00%, 11/20/31	11/12/25	401	416	—
Deuce Finco PLC, 5.55%, 11/20/32	11/12/25	330	339	—
Deutsche Bank Aktiengesellschaft, 4.50% (callable at 100, 11/30/26)	05/17/24	195	234	—
Deutsche Bank Aktiengesellschaft, 4.63% (callable at 100, 10/30/27)	01/24/25	1,000	1,164	0.1
Deutsche Bank Aktiengesellschaft, 6.75% (callable at 100, 10/30/34)	11/24/25	461	479	—
Deutsche Bank Aktiengesellschaft, 7.13%	03/24/25	216	248	—
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	01/08/25	621	731	0.1
Diamond II Limited, 7.95%, 07/28/26	03/17/25	302	301	—
Dolcetto HoldCo S.p.A., 5.63%, 07/14/32	06/25/25	363	371	—
Dolcetto HoldCo S.p.A., 5.73%, 07/14/32	06/25/25	128	131	—
Dongyang Life Insurance Co., Ltd., 6.25%, 05/07/35	04/28/25	299	311	—
Duomo Bidco S.p.A., 5.31%, 01/15/32	11/25/25	464	475	—
Dynamo NewCo II GmbH, 6.25%, 10/15/31	09/25/24	206	223	—
Edge Finco PLC, 8.13%, 08/15/31	10/03/24	786	857	0.1
EDP, S.A., 4.63%, 09/16/54	09/09/24	439	481	—
Eircom Limited, 5.00%, 04/30/31	06/20/25	510	527	—
Electricite de France, 4.38% (callable at 100, 01/06/31)	09/29/25	350	349	—
Electricite de France, 5.13% (callable at 100, 09/17/29)	09/10/24	219	241	—
Electricite de France, 5.63% (callable at 100, 06/17/32)	09/10/24	221	244	—
Electricite de France, 7.38% (callable at 100, 06/17/35)	09/10/24	262	277	—
ELM Park CLO Designated Activity Company, Series DR3-1X, 5.29%, 01/15/38	11/20/25	231	235	—
Elo, 2.88%, 01/29/26	01/20/25	206	235	—
Energean PLC, 5.63%, 05/12/31	10/29/25	232	235	—
Engineering - Ingegneria Informatica - S.p.A., 8.63%, 02/15/30	01/29/25	224	270	—
Eni S.p.A., 4.88% (callable at 100, 01/21/34)	01/14/25	332	387	—
EQT AB	07/30/25	180	205	—
EQUATE Petrochemical, 4.25%, 11/03/26	12/09/22	198	200	—
Eurobank Ergasias Services And Holdings S.A., 4.00%, 02/07/36	02/04/25	435	491	—
F.I.S. - Fabbrica Italiana Sintetici S.p.A., 5.63%, 08/01/27	07/09/24	404	442	—
Fedrigoni S.p.A., 6.13%, 06/15/31	07/24/24	611	659	0.1
Fiber Midco S.p.A., 10.00%, 06/15/29	05/09/24	309	256	—
Fibercop S.p.A., 4.75%, 06/30/30	06/18/25	151	158	—
Fibercop S.p.A., 5.13%, 06/30/32	06/18/25	146	152	—
Fidelity Grand Harbour CLO 2023-1 Designated Activity Company, Series 2023-DR-1X, 4.74%, 02/15/38	02/07/25	454	512	—
Flutter Treasury Designated Activity Company, 4.00%, 06/04/31	05/22/25	329	341	—
Fomento Economico Mexicano, S.A. B. De C.V., 2.63%, 02/24/26	09/26/25	1,170	1,174	0.1
Fortune Star (BVI) Limited, 6.80%, 09/09/29	10/27/25	200	197	—
Forvia, 2.75%, 02/15/27	05/18/23	187	210	—
FR Bondco, 6.88%, 10/31/32	11/05/25	323	331	—
Fressnapf Holding SE, 5.25%, 10/31/31	10/23/24	114	124	—
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	07/16/25	351	358	—
Garfunkelux Holdco 3 S.A., 9.00%, 09/01/28	09/11/25	1,025	1,013	0.1
Gategroup Finance (Luxembourg) S.A., 3.00%, 02/28/27	06/18/25	609	631	—
GC Treasury Center Company Limited, 6.50% (callable at 100, 09/10/30)	09/03/25	300	303	—
Global Switch Finance B.V., 1.38%, 10/07/30	07/24/24	243	266	—
Government of Ireland, 2.60%, 10/18/34	03/27/25	10,296	10,964	0.4
Grand Round, Inc.	03/31/15	1,774	515	—
Grifols, S.A., 7.13%, 05/01/30	12/11/24	361	424	—
Grunenthal GmbH, 4.63%, 11/15/31	11/13/25	537	544	—
Gruppo San Donato S.p.A., 6.50%, 10/31/31	10/16/25	221	226	—
GTECH S.p.A., 4.88%, 01/31/31	04/24/25	313	332	—
Hambridge Euro CLO 1 Designated Activity Company, Series D-1X, 5.33%, 10/20/38	09/17/25	367	367	—
Heathrow Finance PLC, 6.63%, 03/01/31	10/03/24	1,125	1,190	0.1
Heimstaden Bostad AB, 1.38%, 03/03/27	03/13/24	227	253	—
Henley CLO XI Designated Activity Company, Series D-11X, 4.66%, 04/25/39	02/10/25	505	570	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Henley CLO XII Designated Activity Company, Series D-12X, 5.13%, 01/15/38	10/22/24	345	377	—
Holland Park CLO Designated Activity Company, Series A1RR-1X, 2.97%, 11/14/32	07/10/20	42	44	—
I&M Holdings Limited, 5.00%, 03/11/30	12/04/24	105	112	—
I&M Holdings Limited, 5.38%, 07/08/31	04/01/25	134	139	—
Iberdrola Finance Ireland Designated Activity Company, 1.50%, 03/27/30	03/20/25	326	393	—
IHO Verwaltungs GmbH, 8.75%, 05/15/28	11/21/23	730	801	0.1
IHO Verwaltungs GmbH, 7.00%, 11/15/31	03/18/25	433	499	—
Iliad Holding, 4.25%, 01/09/32	09/02/25	582	591	—
India Cleantech Energy, 4.70%, 08/10/26	02/12/25	226	225	—
INEOS Finance PLC, 7.25%, 03/31/31	09/23/25	449	383	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	03/05/24	376	313	—
INEOS Quattro Finance 2 plc, 6.75%, 04/15/30	10/02/24	294	229	—
Infopro Digital Limited, 5.50%, 06/15/31	11/19/25	317	324	—
ING Groep N.V., 7.25% (callable at 100, 11/16/34)	09/05/24	250	266	—
Intrum Investments and Financing AB, 8.00%, 09/11/27	07/17/25	289	316	—
Intrum Investments and Financing AB, 7.75%, 09/11/28	07/29/25	242	229	—
Intrum Investments and Financing AB, 8.50%, 09/11/29	07/29/25	175	160	—
Intrum Investments and Financing AB, 8.50%, 09/11/30	07/29/25	139	130	—
ION Platform Finance S.a r.l., 6.50%, 09/30/30	09/30/25	283	273	—
ION Platform Finance S.a r.l., 6.88%, 09/30/32	09/30/25	218	208	—
IPD 3 B.V., 5.50%, 06/15/31	04/29/25	585	603	—
Irca S.p.A., 5.85%, 12/15/29	11/27/24	202	227	—
Iron Mountain Incorporated, 4.75%, 01/15/34	09/05/25	570	555	—
Itelyum Regeneration S.p.A., 5.75%, 04/15/30	03/26/25	305	315	—
Jawbone Inc.	01/25/17	—	—	—
Joint Stock Company Kaspi.Kz	06/26/24	291	198	—
Jubilee CLO 2024-XXIX Designated Activity Company, Series 2024-D-29X, 5.21%, 01/15/39	09/27/24	603	630	—
Kaixo Bondco Telecom S.A., 5.13%, 09/30/29	06/12/24	289	324	—
King US Bidco, Inc., 5.31%, 12/01/32	11/12/25	461	471	—
Kleopatra Finco S.a r.l., 0.00%, 03/01/26	07/31/24	658	115	—
Kondor Finance PLC, 7.13%, 07/19/26	05/21/24	131	120	—
Kronos International, Inc., 9.50%, 03/15/29	07/23/24	308	283	—
Kumba Iron Ore Ltd	04/05/22	258	199	—
Laopu Gold Co., Ltd. - Class H	12/16/25	277	255	—
Lendlease Asia Treasury Pte. Ltd., 3.90% (callable at 100, 09/30/30)	09/22/25	390	389	—
Lion/Polaris Lux 4 S.A., 5.64%, 07/01/29	06/26/24	492	545	—
Lottomatica S.p.A., 5.38%, 06/01/30	05/14/24	148	166	—
Lottomatica S.p.A., 5.31%, 06/01/31	05/14/24	224	244	—
Loxama, 6.38%, 05/31/29	03/12/24	955	1,038	0.1
Luna 1.5 S.a r.l., 10.50%, 07/01/32	08/08/25	272	286	—
Luna 2.5 S.a r.l., 5.50%, 07/01/32	06/18/25	164	171	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	08/08/24	324	65	—
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag, 6.00%, 05/16/29	11/08/23	256	302	—
Maxam Prill S.a r.l., 6.00%, 07/15/30	06/26/25	726	742	0.1
Maya, 5.63%, 10/15/28	12/06/23	1,832	2,015	0.1
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29	02/13/25	314	313	—
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	06/11/25	346	358	—
Mehilainen Yhtiot Oy, 5.39%, 06/30/32	06/11/25	115	118	—
Mobico Group PLC, 4.25% (callable at 100, 02/26/31)	10/14/24	120	77	—
Mobico Group PLC, 4.88%, 09/26/31	05/09/25	577	530	—
MONETA Money Bank, a.s.	05/22/24	40	75	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	02/13/25	170	172	—
Motion Finco S.a r.l., 7.38%, 06/15/30	07/09/24	325	313	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	01/30/25	349	412	—
Muangthai Capital Public Company Limited, 6.88%, 09/30/28	03/24/25	303	304	—
Muthoot Finance Limited, 6.38%, 03/02/30	08/26/25	495	503	—
National Bank of Greece S.A., 5.88%, 06/28/35	07/25/24	225	251	—
Nationwide Building Society, 5.75% (callable at 100, 06/20/27)	07/25/24	264	289	—
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	09/09/24	726	795	0.1
Nebius Group N.V. - Class A	09/25/25	149	126	—
New Immo Holding, 5.88%, 04/17/28	09/11/25	239	243	—
New Immo Holding, 4.88%, 12/08/28	06/05/25	569	595	—
New Immo Holding, 4.95%, 11/14/30	11/06/25	115	118	—
Nidda Healthcare Holding GmbH, 5.28%, 10/15/32	10/01/25	923	925	0.1
Nissan Motor Co., Ltd., 5.25%, 07/17/29	07/10/25	510	525	—
NN Group N.V., 5.75% (callable at 100, 09/11/34)	03/04/25	292	328	—
Nongfu Spring Co., Ltd. - Class H	09/26/24	—	1	—
Ocado Group PLC, 11.00%, 06/15/30	05/01/25	359	366	—
OEG Finance PLC, 7.25%, 09/27/29	06/30/25	777	792	0.1
Olympus Water US Holding Corporation, 6.13%, 02/15/33	09/25/25	522	521	—
Palmer Square European Loan Funding 2024-2 Designated Activity Company, Series 2024-D-2X, 5.21%, 05/15/34	07/16/24	414	446	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palmer Square European Loan Funding 2024-3 Designated Activity Company, Series 2024-D-3X, 5.11%, 05/15/34	10/17/24	346	376	—
Paprec Holding, 4.13%, 07/15/30	12/04/25	734	744	0.1
PCF GmbH, 4.75%, 04/15/29	10/23/24	147	87	—
PCF GmbH, 6.78%, 04/15/29	07/24/24	206	118	—
Penta CLO 17 Designated Activity Company, Series 2024-D-17X, 5.31%, 08/15/38	06/14/24	375	411	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	10/03/24	373	387	—
POP MART International Group Limited	07/23/25	1,515	1,170	0.1
PRA Group Europe Holding II S.a r.l., 6.25%, 09/30/32	11/04/25	156	160	—
Preem Holding AB (publ), 12.00%, 06/30/27	04/02/25	253	280	—
PrestigeBidCo GmbH, 5.78%, 07/01/29	06/19/24	382	423	—
Prosus N.V., 4.03%, 08/03/50	07/25/25	209	218	—
Providus CLO II Designated Activity Company, Series DRR-2X, 5.21%, 10/15/38	09/19/24	386	405	—
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	05/14/25	583	642	—
PT. Bank Negara Indonesia (persero), 4.30% (callable at 100, 03/24/27)	02/12/25	287	293	—
PT. Freeport Indonesia, 4.76%, 04/14/27	12/09/22	344	348	—
PT. Freeport Indonesia, 6.20%, 04/14/52	02/20/25	298	306	—
PT. Indofood CBP Sukses Makmur, 4.75%, 06/09/51	03/10/25	249	258	—
Puma International Financing S.A., 7.75%, 04/25/29	02/13/25	305	309	—
Q-Park Holding I B.V., 5.13%, 02/15/30	06/20/24	727	816	0.1
Quintis Limited	11/03/17	1,905	—	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	12/18/25	389	389	—
RCI Banque, 6.13% (callable at 100, 09/24/30)	09/17/25	236	236	—
RCI Banque, 5.50%, 10/09/34	06/25/24	654	742	0.1
RCI Banque, 4.75%, 03/24/37	03/10/25	216	238	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	499	—	—
Republic of Indonesia, The Government of, The, 7.13%, 06/15/38	09/23/24	885	880	0.1
Rockford Tower Europe CLO 2025-1 Designated Activity Company, Series 2025-D-1X, 5.06%, 10/25/37	03/07/25	466	502	—
Rockford Tower Europe CLO 2025-3 Designated Activity Company, Series 2025-D-3X, 5.14%, 01/15/40	10/31/25	265	269	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	49	58	—
Rossini S.a r.l., 5.87%, 12/31/29	07/11/24	141	154	—
Rossini S.a r.l., 6.75%, 12/31/29	07/11/24	233	264	—
Salzgitter Aktiengesellschaft, 3.38%, 10/22/32	10/15/25	466	512	—
Samarco Mineracao S.A., 9.00%, 06/30/31	02/13/24	43	44	—
Sammaan Capital Limited, 7.50%, 10/16/30	10/09/25	275	271	—
Sappi Papier Holding GmbH, 4.50%, 03/15/32	03/05/25	250	264	—
SBI Life Insurance Company Limited	11/20/25	1,287	1,286	0.1
Schaeffler AG, 4.25%, 04/01/28	03/25/25	216	240	—
Schaeffler AG, 5.38%, 04/01/31	03/25/25	108	124	—
Schneider Electric SE, 1.25%, 09/23/33	09/16/25	949	953	0.1
Seche Environnement, 4.50%, 03/25/30	03/18/25	109	120	—
Shift4 Payments, LLC, 5.50%, 05/15/33	05/08/25	411	432	—
Shift4 Payments, LLC, 5.50%, 05/15/33	12/03/25	642	648	—
Signal Harmonic CLO I Designated Activity Company, Series DR-1X, 5.42%, 07/15/38	08/14/25	210	212	—
Silver Point Euro CLO 1, Designated Activity Company, Series D-1X, 5.07%, 01/15/39	10/21/25	360	362	—
SoftBank Group Corp., 5.38%, 01/08/29	06/27/24	534	598	—
SoftBank Group Corp., 5.25%, 10/10/29	07/02/25	220	222	—
SoftBank Group Corp., 5.88%, 07/10/31	07/02/25	894	896	0.1
SoftBank Group Corp., 5.75%, 07/08/32	06/27/24	1,109	1,181	0.1
SoftBank Group Corp., 6.38%, 07/10/33	07/02/25	673	674	0.1
Sona Fios CLO III DAC, Series D-3X, 5.25%, 04/20/37	08/02/24	753	811	0.1
Sona Fios CLO V Designated Activity Company, Series D-5X, 5.33%, 08/25/38	07/08/25	305	306	—
Stena International S.A., 7.25%, 01/15/31	03/10/25	1,026	1,035	0.1
Stonegate Pub Company Financing 2019 PLC, 8.69%, 07/31/29	07/31/24	198	209	—
Stonegate Pub Company Financing 2019 PLC, 10.75%, 07/31/29	07/31/24	475	490	—
Studio City Finance Limited, 5.00%, 01/15/29	02/13/25	280	289	—
Summer (BC) Holdco B S.a r.l., 5.88%, 02/15/30	02/07/25	392	382	—
Summer (BC) Holdco B S.a r.l., 6.31%, 02/15/30	02/07/25	206	219	—
TeamSystem S.p.A., 5.00%, 07/01/31	06/18/25	185	190	—
TeamSystem S.p.A., 5.53%, 07/31/31	07/17/24	350	378	—
TeamSystem S.p.A., 5.28%, 07/01/32	06/18/25	313	322	—
Tele Columbus AG, 10.00%, 03/19/29	03/21/24	522	451	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	11/13/25	282	283	—
Texas Debt Capital Euro CLO 2025-I Designated Activity Company, Series 2025-D-1X, 5.02%, 04/16/39	03/13/25	564	609	—
Thames Water Utilities Finance PLC, 4.00%, 06/19/27	04/16/24	974	803	0.1
The Unique Pub Finance Company PLC, 6.46%, 03/30/32	02/12/24	588	632	—
Tikehau CLO XII Designated Activity Company, Series D-12X, 5.25%, 10/20/38	06/27/24	610	673	0.1
TUI Cruises GmbH, 5.00%, 05/15/30	11/19/24	170	193	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	09/02/25	463	479	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
UnipolSai Assicurazioni S.p.A., 4.90%, 05/23/34	05/16/24	217	245	—
United Group B.V., 6.50%, 10/31/31	10/09/24	170	186	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/13/25	311	316	—
Veolia Environnement, 4.32% (callable at 100, 10/24/32)	09/17/25	236	234	—
Verisure Midholding AB, 5.25%, 02/15/29	01/25/23	870	1,006	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	02/13/23	1,722	1,910	0.1
VFU Funding PLC, 9.62%, 02/11/27	06/21/23	146	155	—
Victory Street CLO I Designated Activity Company, Series D-1X, 5.46%, 01/15/38	11/04/24	522	568	—
Victory Street CLO II Designated Activity Company, Series D-2X, 5.16%, 01/15/39	10/31/25	438	447	—
Virgin Media O2 Vendor Financing Notes V Designated Activity Company, 7.88%, 03/15/32	07/31/25	190	188	—
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	10/03/23	550	648	—
Virgin Media Secured Finance PLC, 4.13%, 08/15/30	01/16/24	864	921	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/04/23	1,666	1,812	0.1
Vivion Investments S.a r.l., 8.13% (callable at 100, 03/08/31)	11/21/25	558	541	—
Vivion Investments S.a r.l., 8.25%, 08/31/28	12/13/24	124	143	—
Vivion Investments S.a r.l., 8.25%, 02/28/29	11/21/25	636	646	—
Vivion Investments S.a r.l., 5.63%, 06/08/30	11/20/25	809	801	0.1
Vlada Crne Gore, 2.88%, 12/16/27	03/15/24	110	122	—
Vlada NA Republika Severna Makedonija, 6.96%, 03/13/27	11/03/23	124	140	—
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	01/27/25	353	389	—
Vodafone Group Public Limited Company, 8.00%, 08/30/86	03/15/24	308	335	—
Volkswagen International Finance N.V., 5.49% (callable at 100, 11/15/30)	05/12/25	111	121	—
Volkswagen International Finance N.V., 5.99% (callable at 100, 11/15/33)	05/12/25	222	243	—
Vonovia SE, 0.88%, 05/20/32	05/13/25	336	341	—
VZ Secured Financing B.V., 5.25%, 01/15/33	09/08/25	573	561	—
VZ Vendor Financing II B.V., 2.88%, 01/15/29	03/12/24	958	1,052	0.1
Wintershall Dea GmbH, 6.12% (callable at 100, 05/08/30)	04/29/25	524	552	—
Wizz Air Holdings PLC	04/03/24	217	152	—
Worldline, 5.25%, 11/27/29	09/10/25	99	104	—
Wynn Macau, Limited, 5.63%, 08/26/28	02/13/25	294	299	—
Zegona Finance PLC, 6.75%, 07/15/29	07/30/25	524	539	—
Zegona Finance PLC, 6.75%, 07/15/29	10/23/24	171	189	—
ZF Friedrichshafen AG, 7.00%, 06/12/30	06/04/25	342	371	—
		141,978	144,146	5.5

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	58	March 2026		13,948	—	17
3 Month SOFR Index	9	September 2026		2,174	—	1
Australia 10 Year Bond	153	March 2026	AUD	16,768	4	(11)
Australia 3 Year Bond	405	March 2026	AUD	42,543	(8)	(13)
Chicago Board Options Exchange Volatility Index	1	April 2026		22	—	(2)
Chicago Board Options Exchange Volatility Index	4	June 2026		88	—	(4)
Euro BOBL	585	March 2026	EUR	68,262	—	(357)
Euro Bund	240	March 2026	EUR	30,848	—	(268)
Euro OAT	110	March 2026	EUR	13,321	—	(64)
Euro Schatz	63	March 2026	EUR	6,737	—	(10)
Euro STOXX 50 Price Index	73	March 2026	EUR	4,218	—	54
FTSE 100 Index	2	March 2026	GBP	195	(1)	5
Italy Government BTP Bond	90	March 2026	EUR	10,848	—	(36)
Japan 10 Year Bond	20	March 2026	JPY	2,671,672	—	(149)
KOSPI 200 Index	135	March 2026	KRW	19,693,295	—	575
Long Gilt	92	March 2026	GBP	8,364	20	56
NIFTY 50 Index	130	January 2026		6,829	45	3
Nikkei 225 Index	142	March 2026	JPY	7,194,780	—	(263)
Russell 2000 Index	129	March 2026		16,474	(127)	(362)
S&P 500 Index	288	March 2026		99,153	(704)	99
S&P/TSX 60 Index	6	March 2026	CAD	2,220	(9)	10
STOXX Banks Index	618	March 2026	EUR	8,030	—	225
United States 2 Year Note	260	April 2026		54,282	(18)	3
United States Long Bond	165	March 2026		19,197	(36)	(124)
United States Ultra Bond	744	March 2026		89,181	(279)	(1,389)
					(1,113)	(2,004)
Short Contracts
Chicago Board Options Exchange Volatility Index	(1)	May 2026		(22)	—	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Euro Buxl 30 Year Bond	(14)	March 2026	EUR	(1,566)	—	29
NASDAQ 100 Stock Index	(289)	March 2026		(146,463)	1,263	(677)
United States 10 Year Note	(827)	March 2026		(93,164)	168	178
United States 10 Year Ultra Bond	(2,239)	March 2026		(258,104)	420	584
United States 5 Year Note	(50)	April 2026		(5,447)	6	(18)
					1,857	97

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	9.31	(M)	01/09/26	MXN	43,904	—	1
28-Day MEXIBOR (M)	Receiving	7.73	(M)	06/19/26	MXN	46,101	—	(8)
28-Day MEXIBOR (M)	Receiving	8.97	(M)	12/14/29	MXN	9,218	—	(21)
28-Day MEXIBOR (M)	Receiving	8.65	(M)	02/07/30	MXN	9,850	(1)	(18)
28-Day MEXIBOR (M)	Receiving	7.73	(M)	05/06/30	MXN	4,433	—	(1)
28-Day MEXIBOR (M)	Paying	8.47	(M)	02/25/26	MXN	76,642	—	7
28-Day MEXIBOR (M)	Paying	7.73	(M)	05/11/26	MXN	23,608	—	3
28-Day MEXIBOR (M)	Paying	9.26	(M)	11/18/26	MXN	368,829	2	350
28-Day MEXIBOR (M)	Paying	9.04	(M)	11/14/29	MXN	135,897	6	328
28-Day MEXIBOR (M)	Paying	7.82	(M)	06/07/30	MXN	8,813	1	3
28-Day MEXIBOR (M)	Paying	7.72	(M)	06/24/30	MXN	5,735	—	1
28-Day MEXIBOR (M)	Paying	7.69	(M)	07/30/30	MXN	32,764	2	1
28-Day MEXIBOR (M)	Paying	8.27	(M)	12/05/35	MXN	6,570	1	2
3M JIBAR (Q)	Receiving	8.02	(Q)	03/26/26	ZAR	30,810	—	(5)
3M JIBAR (Q)	Receiving	8.15	(Q)	05/07/26	ZAR	44,841	(1)	(11)
3M JIBAR (Q)	Receiving	6.94	(Q)	09/17/26	ZAR	37,265	(1)	(5)
3M JIBAR (Q)	Receiving	6.92	(Q)	09/23/26	ZAR	7,160	—	(1)
3M JIBAR (Q)	Receiving	7.25	(Q)	03/19/27	ZAR	17,380	—	(9)
3M JIBAR (Q)	Receiving	6.99	(Q)	09/17/27	ZAR	7,821	—	(5)
3M JIBAR (Q)	Receiving	7.94	(Q)	03/19/30	ZAR	32,421	(2)	(96)
3M JIBAR (Q)	Receiving	7.60	(Q)	09/17/30	ZAR	14,589	(2)	(35)
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	10	439
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	5	220
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	5	221
6M BUBOR (S)	Paying	6.50	(A)	03/19/27	HUF	194,072	—	2
6M BUBOR (S)	Paying	5.68	(A)	09/17/27	HUF	270,932	1	(3)
6M BUBOR (S)	Paying	5.76	(A)	09/17/27	HUF	408,000	1	(4)
6M BUBOR (S)	Paying	6.55	(A)	03/19/30	HUF	77,570	1	4
6M BUBOR (S)	Paying	5.96	(A)	09/17/30	HUF	34,906	—	—
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,925	11	2,327
6M EURIBOR (S)	Paying	3.00	(S)	03/05/29	EUR	23,857	22	479
6M EURIBOR (S)	Paying	2.90	(A)	04/30/29	EUR	26,623	(11)	432
6M EURIBOR (S)	Paying	2.87	(A)	06/11/29	EUR	19,266	(8)	286
6M EURIBOR (S)	Paying	2.42	(A)	01/31/30	EUR	346	—	(1)
6M EURIBOR (S)	Paying	2.63	(A)	01/31/30	EUR	468	—	(8)
6M EURIBOR (S)	Paying	2.43	(A)	02/03/30	EUR	695	—	(2)
6M EURIBOR (S)	Paying	2.20	(A)	06/04/30	EUR	4,886	(3)	(77)
6M PRIBOR (S)	Paying	3.46	(A)	03/19/30	CZK	18,218	1	(11)
6M PRIBOR (S)	Paying	3.56	(A)	06/18/30	CZK	4,572	—	(2)
6M PRIBOR (S)	Paying	3.66	(A)	06/18/30	CZK	7,410	1	(2)
6M PRIBOR (S)	Paying	3.41	(A)	09/17/30	CZK	13,590	1	(11)
6M PRIBOR (S)	Paying	3.55	(A)	09/17/30	CZK	17,667	2	(9)
6M PRIBOR (S)	Paying	3.91	(A)	12/17/30	CZK	35,969	4	7
6M WIBOR (S)	Receiving	4.21	(A)	09/17/26	PLN	3,178	3	(1)
6M WIBOR (S)	Receiving	5.24	(S)	09/19/26	PLN	7,062	(2)	(17)
6M WIBOR (S)	Receiving	5.13	(A)	03/19/27	PLN	3,523	—	(15)
6M WIBOR (S)	Receiving	5.14	(A)	03/19/27	PLN	5,872	(1)	(25)
6M WIBOR (S)	Receiving	3.97	(A)	09/17/27	PLN	4,228	(1)	(7)
6M WIBOR (S)	Receiving	4.08	(A)	12/17/30	PLN	1,504	—	(6)
6M WIBOR (S)	Receiving	4.10	(A)	12/17/30	PLN	1,527	—	(7)
6M WIBOR (S)	Receiving	4.08	(A)	12/17/30	PLN	1,527	—	(6)
6M WIBOR (S)	Paying	4.04	(A)	09/17/30	PLN	2,358	—	8
7-Day China Fixing Repo Rate (Q)	Paying	1.59	(Q)	12/17/28	CNY	13,721	(1)	3
7-Day China Fixing Repo Rate (Q)	Paying	1.45	(Q)	09/17/30	CNY	10,526	(1)	(9)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.28	(A)	03/09/26	JPY	4,330,863	—	17
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/06/54	JPY	440,458	(2)	(794)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	1.45	(A)	03/11/54	JPY	440,458	(2)	(793)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	2.58	(A)	10/08/55	JPY	40,200	—	(13)
BRAZIBOR (A)	Receiving	13.88	(A)	01/04/27	BRL	14,302	3	1
BRAZIBOR (A)	Paying	13.14	(A)	01/02/29	BRL	2,906	(2)	(1)
BRAZIBOR (A)	Paying	13.01	(A)	01/02/29	BRL	5,889	(3)	(5)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	(16)	(197)
Federal Funds Effective Rate (A)	Receiving	3.68	(A)	01/28/26		200,749	—	(6)
Federal Funds Effective Rate (A)	Receiving	3.79	(A)	01/28/26		402,370	—	(46)
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	4	99
Korean Won 3M Certificate of Deposit (Q)	Paying	2.40	(Q)	09/17/28	KRW	2,630,770	—	(29)
Korean Won 3M Certificate of Deposit (Q)	Paying	2.40	(Q)	09/17/28	KRW	3,315,128	—	(36)
Korean Won 3M Certificate of Deposit (Q)	Paying	2.91	(Q)	12/17/30	KRW	1,653,798	—	(12)
MIBOR (S)	Paying	6.34	(S)	03/20/27	INR	304,464	1	39
MIBOR (S)	Paying	6.26	(S)	03/20/29	INR	94,215	1	17
MIBOR (S)	Paying	6.30	(S)	03/20/29	INR	115,151	1	23
MIBOR (S)	Paying	6.34	(S)	03/20/34	INR	38,724	—	8
MIBOR (S)	Paying	6.35	(S)	03/20/34	INR	38,724	—	8
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	17	(396)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	3	403
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/17/28	GBP	9,358	6	195
Sterling Overnight Index Average Rate (A)	Paying	4.12	(A)	11/21/28	GBP	9,372	6	196
Sterling Overnight Index Average Rate (A)	Paying	4.00	(A)	01/16/30	GBP	20,893	19	420
Sterling Overnight Index Average Rate (A)	Paying	4.10	(A)	11/07/54	GBP	7,500	13	(554)
Sterling Overnight Index Average Rate (A)	Paying	4.45	(A)	12/04/55	GBP	3,554	6	(6)
Thai Overnight Repurchase Rate (Q)	Receiving	1.35	(Q)	09/17/35	THB	1,613	1	—
Thai Overnight Repurchase Rate (Q)	Paying	1.38	(Q)	09/17/35	THB	1,613	(1)	(1)
U.S. SOFR (A)	Receiving	3.88	(A)	03/20/27		1,380	—	(8)
U.S. SOFR (A)	Receiving	3.45	(A)	01/26/28		36,886	21	(104)
U.S. SOFR (A)	Receiving	3.27	(A)	02/05/28		37,186	22	17
U.S. SOFR (A)	Receiving	3.46	(A)	12/15/36		7,381	23	271
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	10	(35)
U.S. SOFR (A)	Receiving	3.65	(A)	11/03/53		8,127	35	729
U.S. SOFR (A)	Receiving	3.65	(A)	11/02/54		74,211	318	6,672
U.S. SOFR (A)	Paying	4.93	(A)	04/26/26		172,694	6	618
U.S. SOFR (A)	Paying	4.50	(A)	05/08/26		38,002	1	102
U.S. SOFR (A)	Paying	4.35	(A)	07/22/26		16,524	—	65
U.S. SOFR (A)	Paying	4.00	(A)	10/28/26		59,862	(6)	239
U.S. SOFR (A)	Paying	4.07	(A)	01/14/27		55,300	(9)	359
U.S. SOFR (A)	Paying	4.73	(A)	04/26/27		206,451	(55)	3,448
U.S. SOFR (A)	Paying	4.10	(A)	05/30/27		45,464	(14)	452
U.S. SOFR (A)	Paying	4.15	(A)	05/30/27		45,464	(14)	483
U.S. SOFR (A)	Paying	4.20	(A)	10/23/27		15,436	(7)	236
U.S. SOFR (A)	Paying	3.23	(A)	12/11/27		55,264	(21)	23
U.S. SOFR (A)	Paying	4.00	(A)	01/26/28		36,886	(21)	494
U.S. SOFR (A)	Paying	3.50	(A)	08/20/28		37,166	(31)	157
U.S. SOFR (A)	Paying	4.50	(A)	04/26/29		265,430	(308)	9,172
U.S. SOFR (A)	Paying	4.00	(A)	05/06/29		37,974	(44)	761
U.S. SOFR (A)	Paying	3.66	(A)	10/10/29		18,554	(25)	177
U.S. SOFR (A)	Paying	4.00	(A)	01/23/30		20,893	(32)	470
U.S. SOFR (A)	Paying	3.23	(A)	02/19/30		20,761	(32)	(150)
U.S. SOFR (A)	Paying	3.90	(A)	02/24/30		18,047	(28)	339
U.S. SOFR (A)	Paying	4.35	(A)	04/26/34		203,666	(588)	9,111
U.S. SOFR (A)	Paying	3.66	(A)	10/10/34		12,495	(36)	(69)
U.S. SOFR (A)	Paying	3.67	(A)	12/26/34		21,606	(63)	(125)
U.S. SOFR (A)	Paying	3.70	(A)	01/06/35		16,913	(49)	(62)
U.S. SOFR (A)	Paying	3.75	(A)	03/27/35		16,742	(50)	(17)
U.S. SOFR (A)	Paying	3.75	(A)	07/09/35		8,525	(25)	(22)
U.S. SOFR (A)	Paying	4.07	(A)	04/26/54		8,103	(36)	(194)
							(958)	36,832

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(74)	(1)	204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.41.V2 (Q)	N/A	5.00	12/20/28	936	(69)	—	(64)
CDX.NA.HY.44 (Q)	N/A	5.00	06/20/30	7,865	(624)	6	(74)
CDX.NA.HY.45 (Q)	N/A	5.00	12/20/30	2,334	(178)	2	(21)
CDX.NA.IG.44 (Q)	N/A	1.00	06/20/30	4,192	(94)	—	(2)
CDX.NA.IG.45 (Q)	N/A	1.00	12/20/30	8,664	(196)	—	2
					(1,235)	7	45
Credit default swap agreements - sell protection
Ardagh Packaging Holdings Limited (Q)	3.44	5.00	12/20/29	(212)	13	13	13
Ardagh Packaging Holdings Limited (Q)	0.42	5.00	06/20/30	(22)	5	5	5
CDX.NA.HY.39.V4 (Q)	1.92	5.00	12/20/27	(3,189)	184	(3)	182
CDX.NA.HY.41.V2 (Q)	2.28	5.00	12/20/28	(6,116)	454	(3)	230
CDX.NA.IG.39 (Q)	0.22	1.00	12/20/27	(2,318)	35	—	31
ITRAXX.EUR.XO.42.V4 (Q)	2.17	5.00	12/20/29	(15,228)	1,816	10	247
ITRAXX.EUR.XO.43.V3 (Q)	2.15	5.00	06/20/30	(1,596)	213	1	32
					2,720	23	740

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Alphabet Inc.	Call	340.00	01/16/26	398	13,532	19
Alphabet Inc.	Call	340.00	02/20/26	319	10,846	217
Amazon.com, Inc.	Call	255.00	02/20/26	143	3,647	55
Amazon.com, Inc.	Call	240.00	02/20/26	399	9,576	331
Apple Inc.	Call	285.00	01/16/26	438	12,483	20
Apple Inc.	Call	280.00	01/16/26	117	3,276	14
Apple Inc.	Call	290.00	02/20/26	239	6,931	68
Bank of America Corporation	Call	55.00	01/16/26	638	3,509	88
Boeing Company, The	Call	235.00	01/16/26	46	1,081	1
Broadcom Inc.	Call	430.00	03/20/26	144	6,192	108
Carrier Global Corporation	Call	65.00	01/16/26	462	3,003	1
Citigroup Inc.	Call	120.00	02/20/26	399	4,788	140
Citigroup Inc.	Call	110.00	03/20/26	195	2,145	215
Delta Air Lines, Inc.	Call	70.00	01/16/26	960	6,720	245
Delta Air Lines, Inc.	Call	75.00	03/20/26	143	1,073	40
Fifth Third Bancorp	Call	50.00	02/20/26	770	3,850	50
Freeport-McMoRan Inc.	Call	55.00	01/16/26	134	737	4
Goldman Sachs Group, Inc., The	Call	870.00	01/16/26	18	1,566	51
Goldman Sachs Group, Inc., The	Call	865.00	02/20/26	25	2,163	115
Invesco QQQ Trust Series I	Call	609.00	01/02/26	701	42,691	425
iShares iBoxx $ High Yield Corporate Bond ETF	Put	80.00	01/16/26	145	1,160	1
iShares iBoxx $ High Yield Corporate Bond ETF	Put	80.00	01/30/26	119	952	3
iShares Russell 2000 ETF	Call	250.00	01/16/26	439	10,975	94
iShares Russell 2000 ETF	Put	245.00	01/16/26	75	1,838	21
JPMorgan Chase & Co.	Call	325.00	02/20/26	159	5,168	159
Lionsgate Studios Corp.	Call	9.00	01/16/26	47	42	2
Lionsgate Studios Corp.	Call	10.00	03/20/26	29	29	3
Lionsgate Studios Corp.	Call	12.00	06/18/26	65	78	5
Meta Platforms, Inc.	Call	670.00	02/20/26	84	5,628	261
Microsoft Corporation	Call	510.00	02/20/26	132	6,732	118
Netflix, Inc.	Call	122.00	01/16/26	141	1,720	—
NVIDIA Corporation	Call	195.00	01/16/26	397	7,742	85
NVIDIA Corporation	Call	200.00	03/20/26	280	5,600	279
Paramount Skydance Corporation	Call	16.00	01/16/26	132	211	1
Rockwell Automation, Inc.	Call	410.00	02/20/26	75	3,075	83
Sabre Corporation	Call	2.00	01/16/26	106	21	—
Sabre Corporation	Call	2.50	01/16/26	279	70	—
Sabre Corporation	Call	2.00	04/17/26	237	47	4
SPDR Gold Shares	Call	405.00	01/16/26	640	25,920	278
SPDR Gold Shares	Call	390.00	01/16/26	1,068	41,652	1,255
SPDR Gold Shares	Call	390.00	02/20/26	1,270	49,530	2,210
SPDR Gold Shares	Call	420.00	03/20/26	319	13,398	281
SPDR S&P 500 ETF Trust	Call	690.00	01/02/26	874	60,306	4
SPDR S&P 500 ETF Trust	Call	693.00	01/09/26	1,748	121,136	147
State Street SPDR S&P Regional Banking ETF	Call	70.00	01/16/26	714	4,998	7
Tesla Inc.	Call	540.00	02/20/26	6	324	5
Tesla Inc.	Call	480.00	02/20/26	102	4,896	216
Tesla Inc.	Call	450.00	02/20/26	108	4,860	357
United Airlines Holdings, Inc.	Call	120.00	03/20/26	102	1,224	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Valero Energy Corporation	Call	175.00	02/20/26	159	2,783	48
Vertiv Holdings Co	Call	200.00	02/20/26	338	6,760	111
Vistra Corp.	Call	210.00	01/16/26	169	3,549	1
Walmart Inc.	Call	115.00	01/16/26	254	2,921	14
Walt Disney Company, The	Call	110.00	01/16/26	94	1,034	43
						8,369

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/CZK Spot Rate	BOA	Put	One-touch	CZK	23.85	CZK	23.85	02/05/26	EUR	35,716	3
USD/CAD Spot Rate	MSC	Put	One-touch	CAD	1.36	CAD	1.36	01/27/26		49,600	12
USD/CZK Spot Rate	BOA	Put	One-touch	CZK	20.00	CZK	20.00	02/05/26		31,271	2
USD/INR Spot Rate	BOA	Put	One-touch	INR	88.15	INR	88.15	02/27/26		51,820	3
USD/JPY Spot Rate	MSC	Put	Up-and-In	JPY	160.25	JPY	158.00	01/21/26		4,994,400	1
											21

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	DUB	Call		0.67	01/08/26	785,000	AUD	785	1
EUR/USD Spot Rate	DUB	Call		1.18	01/16/26	441,000	EUR	441	1
USD/BRL Spot Rate	BCL	Call	BRL	5.55	02/06/26	625,000		625	9
USD/COP Spot Rate	UBS	Call	COP	3,920.00	05/27/26	618,000		618	23
EUR/USD Spot Rate	BNP	Put		1.13	01/12/26	4,975,900	EUR	4,976	—
USD/BRL Spot Rate	BCL	Put	BRL	5.25	02/26/26	6,943,100		6,943	16
									50
Index Options
Euro STOXX 600 Banks Price Index	BOA	Call	EUR	260.00	01/16/26	642	EUR	8,346	248

Interest Rate Swaptions
U.S. SOFR, 05/04/56	BOA	Call		3.55	04/30/26	22,686,000		22,686	51
U.S. SOFR, 02/09/36	DUB	Call		3.57	02/05/26	8,872,770		8,873	11
U.S. SOFR, 02/09/56	DUB	Call		3.77	02/05/26	5,908,460		5,908	3
U.S. SOFR, 06/10/27	GSC	Call		3.00	06/08/26	111,620,002		111,620	116
U.S. SOFR, 02/10/31	JPM	Call		3.15	02/06/26	10,296,000		10,296	5
U.S. SOFR, 02/10/36	JPM	Call		3.45	02/06/26	6,465,010		6,465	3
									189

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Alphabet Inc.	Call	330.00	01/16/26	45	1,485	(6)
Alphabet Inc.	Call	370.00	02/20/26	430	15,910	(86)
Alphabet Inc.	Call	345.00	02/20/26	102	3,519	(58)
Alphabet Inc.	Put	290.00	02/20/26	319	9,251	(202)
Amazon.com, Inc.	Put	215.00	02/20/26	143	3,075	(72)
Amazon.com, Inc.	Put	205.00	02/20/26	399	8,180	(114)
Apple Inc.	Call	270.00	01/16/26	81	2,187	(45)
Apple Inc.	Put	245.00	02/20/26	239	5,856	(44)
Bank of America Corporation	Call	60.00	01/16/26	638	3,828	(6)
Boeing Company, The	Put	185.00	01/16/26	46	851	(1)
Boston Scientific Corporation	Put	90.00	01/16/26	69	621	(2)
Broadcom Inc.	Call	380.00	01/16/26	44	1,672	(7)
Broadcom Inc.	Put	310.00	03/20/26	144	4,464	(208)
Broadcom Inc.	Put	280.00	09/18/26	80	2,240	(187)
Cameco Corporation	Call	95.00	01/16/26	49	466	(10)
Carrier Global Corporation	Put	50.00	01/16/26	462	2,310	(15)
Cisco Systems, Inc.	Call	80.00	01/16/26	92	736	(2)
Citigroup Inc.	Call	110.00	01/16/26	118	1,298	(93)
Citigroup Inc.	Call	130.00	02/20/26	399	5,187	(39)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Citigroup Inc.	Put	95.00	03/20/26	195	1,853	(19)
Costco Wholesale Corporation	Put	840.00	01/16/26	9	756	(4)
CRH Public Limited Company	Call	135.00	01/16/26	41	554	(2)
Delta Air Lines, Inc.	Call	80.00	01/16/26	960	7,680	(27)
Delta Air Lines, Inc.	Call	80.00	02/20/26	463	3,704	(41)
Delta Air Lines, Inc.	Put	57.50	01/16/26	555	3,191	(13)
Delta Air Lines, Inc.	Put	60.00	03/20/26	143	858	(23)
Eli Lilly and Company	Call	900.00	01/16/26	14	1,260	(254)
Fifth Third Bancorp	Put	43.00	02/20/26	770	3,311	(38)
Freeport-McMoRan Inc.	Call	60.00	01/16/26	134	804	(1)
Freeport-McMoRan Inc.	Call	50.00	01/16/26	161	805	(31)
Goldman Sachs Group, Inc., The	Put	770.00	02/20/26	25	1,925	(14)
Hilton Worldwide Holdings Inc.	Call	300.00	01/16/26	24	720	(3)
Intuitive Surgical, Inc.	Call	575.00	01/16/26	7	403	(11)
Invesco QQQ Trust Series I	Call	621.00	01/02/26	701	43,532	(12)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	81.00	01/16/26	812	6,577	(6)
iShares iBoxx $ High Yield Corporate Bond ETF	Call	82.00	02/20/26	541	4,436	(2)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	78.00	02/20/26	541	4,220	(5)
iShares Russell 2000 ETF	Call	270.00	01/16/26	439	11,853	(2)
iShares Russell 2000 ETF	Put	225.00	01/16/26	75	1,688	(1)
JPMorgan Chase & Co.	Call	355.00	02/20/26	159	5,645	(24)
McKesson Corporation	Call	940.00	01/16/26	8	752	—
McKesson Corporation	Call	840.00	01/16/26	9	756	(7)
Medtronic, Inc.	Call	105.00	01/16/26	69	725	—
Meta Platforms, Inc.	Call	750.00	02/20/26	84	6,300	(68)
Micron Technology, Inc.	Call	155.00	01/16/26	28	434	(365)
Microsoft Corporation	Put	440.00	02/20/26	132	5,808	(61)
NVIDIA Corporation	Call	205.00	01/16/26	320	6,560	(17)
NVIDIA Corporation	Put	145.00	03/20/26	399	5,786	(96)
NVIDIA Corporation	Put	150.00	09/18/26	128	1,920	(138)
Palantir Technologies Inc.	Call	210.00	01/16/26	2	42	—
Paramount Skydance Corporation	Call	20.00	01/16/26	132	264	—
Rockwell Automation, Inc.	Put	330.00	02/20/26	75	2,475	(13)
SPDR Gold Shares	Call	430.00	01/16/26	745	32,035	(38)
SPDR Gold Shares	Call	395.00	01/16/26	317	12,522	(275)
SPDR Gold Shares	Call	420.00	02/20/26	2,539	106,638	(1,447)
SPDR Gold Shares	Put	370.00	02/20/26	428	15,836	(138)
SPDR Gold Shares	Put	375.00	03/20/26	319	11,963	(194)
SPDR S&P 500 ETF Trust	Call	698.00	01/02/26	874	61,005	(1)
SPDR S&P 500 ETF Trust	Call	701.00	01/09/26	1,748	122,535	(14)
State Street SPDR S&P Regional Banking ETF	Call	77.00	01/16/26	714	5,498	—
State Street SPDR S&P Regional Banking ETF	Put	61.00	01/16/26	396	2,416	(8)
Tesla Inc.	Call	500.00	01/16/26	9	450	(2)
Tesla Inc.	Call	480.00	01/16/26	16	768	(9)
Tesla Inc.	Call	620.00	02/20/26	6	372	(2)
Tesla Inc.	Call	560.00	02/20/26	102	5,712	(65)
Tesla Inc.	Call	550.00	02/20/26	108	5,940	(79)
Tesla Inc.	Put	380.00	01/16/26	6	228	(1)
Tesla Inc.	Put	350.00	02/20/26	108	3,780	(39)
Tesla Inc.	Put	360.00	02/20/26	102	3,672	(46)
Trane Technologies Public Limited Company	Call	480.00	01/16/26	16	768	—
United Airlines Holdings, Inc.	Put	85.00	03/20/26	102	867	(13)
Valero Energy Corporation	Call	170.00	01/16/26	15	255	(2)
Valero Energy Corporation	Put	145.00	02/20/26	238	3,451	(48)
Vertiv Holdings Co	Call	250.00	02/20/26	338	8,450	(19)
Vertiv Holdings Co	Put	140.00	02/20/26	338	4,732	(169)
Vistra Corp.	Call	250.00	01/16/26	169	4,225	—
Vistra Corp.	Put	150.00	01/16/26	169	2,535	(27)
Walt Disney Company, The	Put	100.00	01/16/26	94	940	—
						(5,131)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.45, 12/20/30	GSC	Call	60.00	02/18/26	5,251,407	5,251	(23)
CDX.NA.IG.45, 12/20/30	GSC	Put	60.00	02/18/26	5,251,407	5,251	(3)
							(26)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	BOA	Put		1.13	01/12/26	4,975,900	EUR	4,976	—
USD/BRL Spot Rate	BCL	Call	BRL	5.75	02/06/26	938,000		938	(6)
USD/BRL Spot Rate	BOA	Put	BRL	5.25	03/12/26	6,891,074		6,891	(22)
USD/BRL Spot Rate	MSC	Put	BRL	5.25	02/26/26	6,943,100		6,943	(16)
USD/CLP Spot Rate	CIT	Call	CLP	940.00	01/16/26	209,000		209	—
USD/CLP Spot Rate	CIT	Put	CLP	920.00	01/16/26	209,000		209	(5)
USD/COP Spot Rate	UBS	Call	COP	4,200.00	05/27/26	927,000		927	(14)
USD/IDR Spot Rate	BOA	Put	IDR	16,325.00	03/12/26	6,891,074		6,891	(13)
USD/IDR Spot Rate	MSC	Put	IDR	16,250.00	02/25/26	6,928,800		6,929	(6)
USD/MXN Spot Rate	BOA	Put	MXN	17.95	02/26/26	6,943,100		6,943	(51)
USD/MXN Spot Rate	BOA	Put	MXN	17.65	03/12/26	6,891,074		6,891	(22)
USD/ZAR Spot Rate	BOA	Put	ZAR	16.70	02/26/26	6,928,800		6,929	(111)
USD/ZAR Spot Rate	BOA	Put	ZAR	16.35	03/12/26	6,906,956		6,907	(51)
									(317)
Index Options
Euro STOXX 600 Banks Price Index	BOA	Call	EUR	270.00	02/20/26	186	EUR	2,511	(67)

Interest Rate Swaptions
6M EURIBOR, 04/27/36	JPM	Put		2.94	04/23/26	22,069,000	EUR	22,069	(334)
Sterling Overnight Index Average Rate, 03/04/56	GSC	Call		4.20	03/04/26	3,553,700	GBP	3,554	(23)
U.S. SOFR, 01/06/28	BCL	Call		2.87	01/02/26	6,716,133		6,716	—
U.S. SOFR, 05/04/56	BOA	Call		3.25	04/30/26	22,686,000		22,686	(15)
U.S. SOFR, 02/20/36	CIT	Call		3.40	02/18/26	17,552,000		17,552	(11)
U.S. SOFR, 03/13/36	CIT	Call		3.50	03/11/26	17,571,000		17,571	(37)
U.S. SOFR, 12/18/36	CIT	Call		3.20	12/16/26	8,783,000		8,783	(52)
U.S. SOFR, 02/27/31	GSC	Call		2.90	02/25/26	17,174,000		17,174	(5)
U.S. SOFR, 02/27/36	GSC	Call		3.25	02/25/26	9,225,000		9,225	(3)
U.S. SOFR, 06/10/27	GSC	Call		2.50	06/08/26	111,620,002		111,620	(37)
U.S. SOFR, 02/19/36	NSI	Call		3.60	02/17/26	11,678,000		11,678	(26)
U.S. SOFR, 02/04/36	BOA	Put		3.96	02/02/26	15,877,000		15,877	(30)
U.S. SOFR, 02/24/28	BOA	Put		3.58	02/20/26	39,868,000		39,868	(8)
U.S. SOFR, 12/18/36	CIT	Put		4.60	12/16/26	8,783,000		8,783	(65)
U.S. SOFR, 12/20/29	DUB	Put		4.50	12/16/27	70,851,000		70,851	(189)
U.S. SOFR, 02/04/56	GSC	Put		4.30	02/02/26	7,021,000		7,021	(31)
U.S. SOFR, 06/10/27	GSC	Put		3.50	06/08/26	111,620,002		111,620	(72)
U.S. SOFR, 09/22/29	GSC	Put		4.30	09/20/27	120,519,000		120,519	(327)
U.S. SOFR, 02/12/31	JPM	Put		3.77	02/10/26	4,557,086		4,557	(2)
U.S. SOFR, 04/27/36	JPM	Put		4.00	04/23/26	20,792,000		20,792	(145)
U.S. SOFR, 02/19/36	NSI	Put		4.00	02/17/26	11,678,000		11,678	(27)
U.S. SOFR, 12/10/29	NSI	Put		4.00	12/08/27	46,997,896		46,998	(220)
									(1,659)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	CIT	01/26/26	ARS	245,701	164	(2)
ARS/USD	JPM	01/26/26	ARS	167,229	111	—
AUD/USD	BOA	01/15/26	AUD	1,376	918	9
AUD/USD	MSC	01/15/26	AUD	139	93	1
AUD/USD	CIB	03/18/26	AUD	6,700	4,472	19
AUD/USD	RBC	03/18/26	AUD	56,911	37,982	159
BRL/EUR	GSC	03/18/26	EUR	(9,008)	(10,623)	(15)
BRL/USD	BCL	01/05/26	BRL	17,428	3,180	(37)
BRL/USD	BNP	01/05/26	BRL	1,702	311	(1)
BRL/USD	CIT	01/05/26	BRL	25,160	4,591	85
BRL/USD	MSC	01/05/26	BRL	2,219	405	(10)
BRL/USD	CIT	02/03/26	BRL	19,839	3,592	64
CAD/USD	CIT	03/18/26	CAD	75,643	55,282	354
CHF/EUR	JPM	03/18/26	EUR	(2,244)	(2,646)	13
CHF/USD	MSC	01/15/26	CHF	249	314	2
CHF/USD	UBS	01/15/26	CHF	179	226	2
CHF/USD	UBS	03/18/26	CHF	53,015	67,445	449
CLP/USD	BOA	01/15/26	CLP	283,723	315	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CLP/USD	GSC	01/15/26	CLP	669,499	744	24
CLP/USD	UBS	01/15/26	CLP	381,512	424	12
CNY/USD	CIB	01/15/26	CNY	24,704	3,537	52
CNY/USD	SGS	03/18/26	CNY	334,778	48,072	384
COP/USD	HSB	01/15/26	COP	5,708,497	1,503	(18)
COP/USD	CIT	01/30/26	COP	799,690	209	(2)
CZK/USD	BOA	01/15/26	CZK	51,863	2,523	35
DKK/USD	BNP	03/18/26	DKK	11,865	1,875	13
DKK/USD	UBS	03/18/26	DKK	81,035	12,804	89
EGP/USD	CIT	01/05/26	EGP	14,072	294	—
EGP/USD	CIT	01/20/26	EGP	15,018	312	2
EUR/CHF	MSC	03/18/26	CHF	(11,844)	(15,068)	(53)
EUR/HUF	BOA	01/15/26	HUF	(98,021)	(300)	—
EUR/JPY	JPM	03/18/26	JPY	(826,159)	(5,307)	(1)
EUR/USD	BOA	01/15/26	EUR	856	1,006	—
EUR/USD	BCL	01/16/26	EUR	63	75	—
EUR/USD	HSB	01/16/26	EUR	49	58	1
EUR/USD	JPM	01/16/26	EUR	4	4	—
EUR/USD	SCB	01/16/26	EUR	322	379	2
EUR/USD	JPM	03/18/26	EUR	3,356	3,958	(12)
EUR/USD	RBS	03/18/26	EUR	1,801	2,123	2
EUR/USD	SGS	03/18/26	EUR	49,292	58,124	211
EUR/USD	UBS	03/18/26	EUR	20,784	24,508	165
GBP/EUR	JPM	03/18/26	EUR	(5,396)	(6,363)	24
GBP/USD	CIB	03/18/26	GBP	25,313	34,115	372
GBP/USD	CIT	03/18/26	GBP	6,913	9,317	96
HKD/USD	SCB	03/18/26	HKD	52,094	6,709	(4)
HUF/USD	CIB	01/15/26	HUF	460,662	1,408	18
HUF/USD	HSB	01/15/26	HUF	102,012	312	—
HUF/USD	GSC	03/18/26	HUF	1,060,639	3,228	25
IDR/USD	CIT	01/15/26	IDR	64,702,555	3,880	19
INR/USD	CIT	01/15/26	INR	380,759	4,233	(57)
JPY/AUD	JPM	03/18/26	AUD	(3,924)	(2,619)	(23)
JPY/EUR	DUB	03/18/26	EUR	(17,178)	(20,255)	(198)
JPY/EUR	JPM	03/18/26	EUR	(4,500)	(5,306)	(43)
JPY/USD	MSC	01/15/26	JPY	47,433	303	(1)
JPY/USD	WBC	01/15/26	JPY	33,443	214	(1)
JPY/USD	DUB	03/18/26	JPY	22,543,858	144,820	(1,277)
JPY/USD	SGS	03/18/26	JPY	972,355	6,246	(80)
JPY/USD	UBS	03/18/26	JPY	529,205	3,400	(9)
KRW/USD	GSC	01/15/26	KRW	573,249	398	6
KRW/USD	SGS	03/18/26	KRW	21,349,863	14,863	226
MXN/EUR	GSC	03/18/26	EUR	(8,976)	(10,584)	80
MXN/USD	BOA	01/15/26	MXN	71,679	3,977	87
MXN/USD	CIT	01/15/26	MXN	5,652	314	2
MXN/USD	GSC	01/26/26	MXN	14,342	795	1
MXN/USD	MSC	08/18/26	MXN	48,031	2,605	54
MYR/USD	BCL	01/15/26	MYR	16,726	4,123	88
MYR/USD	MSC	01/27/26	MYR	3,236	798	10
NGN/USD	MSC	01/30/26	NGN	264,720	181	2
NOK/CHF	MSC	03/18/26	CHF	(11,599)	(14,756)	(68)
NZD/USD	BNP	03/18/26	NZD	2,414	1,393	(7)
PEN/USD	CIT	01/15/26	PEN	1,415	421	1
PEN/USD	GSC	01/26/26	PEN	1,910	568	2
PHP/USD	SGS	01/15/26	PHP	23,334	396	1
PLN/USD	BCL	01/15/26	PLN	1,487	414	(1)
PLN/USD	BCL	01/15/26	PLN	1,859	518	—
PLN/USD	HSB	01/15/26	PLN	8,221	2,290	41
PLN/USD	MSC	01/15/26	PLN	1,492	416	7
PLN/USD	DUB	01/26/26	PLN	8,072	2,248	20
PLN/USD	GSC	03/18/26	PLN	18,191	5,065	55
SEK/USD	MSC	03/18/26	SEK	96,249	10,494	97
SGD/USD	GSC	03/18/26	SGD	7,160	5,597	31
THB/USD	NSI	01/15/26	THB	9,925	315	3
THB/USD	SCB	01/15/26	THB	134,362	4,267	114
TRY/USD	BCL	01/26/26	TRY	40,370	925	5
TRY/USD	UBS	03/18/26	TRY	114,217	2,521	32
TWD/USD	MSC	03/18/26	TWD	393,030	12,568	(97)
USD/ARS	CIT	01/26/26	ARS	(217,620)	(145)	(6)
USD/AUD	BCL	01/15/26	AUD	(473)	(316)	(2)
USD/AUD	CIT	01/15/26	AUD	(139)	(93)	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/BRL	BCL	01/05/26	BRL	(18,070)	(3,298)	39
USD/BRL	CIT	01/05/26	BRL	(19,694)	(3,594)	(66)
USD/BRL	JPM	01/05/26	BRL	(7,090)	(1,294)	33
USD/BRL	MSC	01/05/26	BRL	(2,272)	(415)	2
USD/BRL	CIT	02/03/26	BRL	(25,160)	(4,556)	(82)
USD/BRL	BNP	03/18/26	BRL	(4,829)	(867)	(2)
USD/BRL	JPM	04/02/26	BRL	(14,293)	(2,554)	9
USD/CAD	MSC	03/18/26	CAD	(6,818)	(4,983)	(32)
USD/CHF	BCL	01/15/26	CHF	(248)	(313)	(1)
USD/CHF	MSC	01/15/26	CHF	(179)	(226)	(2)
USD/CHF	MSC	03/18/26	CHF	(4,103)	(5,219)	—
USD/CNY	HSB	01/27/26	CNY	(6,468)	(927)	(14)
USD/COP	SGS	01/15/26	COP	(1,212,432)	(319)	(7)
USD/COP	CIT	01/27/26	COP	(12,129,256)	(3,171)	64
USD/CZK	DUB	01/27/26	CZK	(21,582)	(1,050)	(15)
USD/EGP	CIT	01/05/26	EGP	(7,036)	(148)	(7)
USD/EGP	CIT	01/05/26	EGP	(7,036)	(148)	—
USD/EGP	CIT	03/31/26	EGP	(7,036)	(143)	—
USD/EUR	BCL	01/15/26	EUR	(110)	(130)	—
USD/EUR	MSC	01/15/26	EUR	(778)	(915)	(12)
USD/EUR	UBS	01/16/26	EUR	(1,144)	(1,345)	(11)
USD/EUR	UBS	01/16/26	EUR	(41)	(48)	—
USD/EUR	DUB	03/18/26	EUR	(69,243)	(81,649)	(570)
USD/EUR	MSC	03/18/26	EUR	(1,591)	(1,875)	(17)
USD/EUR	TDB	03/18/26	EUR	(2,198)	(2,592)	(19)
USD/EUR	TDB	03/18/26	EUR	(1,375)	(1,621)	3
USD/GBP	DUB	03/18/26	GBP	(28,924)	(38,981)	(418)
USD/GBP	MSC	03/18/26	GBP	(2,344)	(3,158)	(14)
USD/HKD	SCB	03/18/26	HKD	(201,957)	(26,009)	15
USD/HUF	BCL	01/15/26	HUF	(136,265)	(416)	(1)
USD/HUF	RBS	01/27/26	HUF	(208,179)	(636)	(8)
USD/IDR	CIT	01/27/26	IDR	(43,476,982)	(2,607)	(12)
USD/IDR	BNP	03/25/26	IDR	(591,996)	(35)	—
USD/INR	NSI	03/18/26	INR	(44,525)	(493)	(1)
USD/JPY	BCL	01/15/26	JPY	(80,767)	(516)	3
USD/JPY	JPM	03/18/26	JPY	(1,240,938)	(7,972)	22
USD/JPY	MSC	03/18/26	JPY	(339,582)	(2,181)	32
USD/MXN	MSC	01/20/26	MXN	(48,031)	(2,663)	(55)
USD/MXN	GSC	01/27/26	MXN	(126,766)	(7,024)	(193)
USD/MXN	MSC	03/18/26	MXN	(37,219)	(2,052)	(27)
USD/MYR	BCL	01/27/26	MYR	(1,456)	(359)	(7)
USD/MYR	MSC	01/27/26	MYR	(1,780)	(439)	(6)
USD/NOK	DUB	03/18/26	NOK	(120,087)	(11,911)	(72)
USD/PEN	CIT	01/15/26	PEN	(2,833)	(843)	(4)
USD/PEN	CIT	01/26/26	PEN	(637)	(189)	—
USD/PEN	UBS	01/27/26	PEN	(3,451)	(1,026)	(7)
USD/PHP	CIT	01/15/26	PHP	(7,803)	(133)	(1)
USD/PHP	BOA	01/26/26	PHP	(76,378)	(1,298)	(8)
USD/PHP	SGS	01/27/26	PHP	(159,500)	(2,709)	(11)
USD/PLN	GSC	01/27/26	PLN	(23,719)	(6,606)	(123)
USD/SGD	HSB	01/15/26	SGD	(515)	(401)	(5)
USD/THB	HSB	01/15/26	THB	(16,393)	(521)	—
USD/THB	JPM	01/27/26	THB	(109,136)	(3,469)	(96)
USD/UYU	GSC	01/27/26	UYU	(8,834)	(225)	(5)
USD/ZAR	BOA	01/15/26	ZAR	(5,308)	(320)	(16)
USD/ZAR	CIT	01/15/26	ZAR	(7,129)	(430)	(13)
USD/ZAR	SCB	01/27/26	ZAR	(108,920)	(6,567)	(294)
ZAR/EUR	DUB	03/18/26	EUR	(6,088)	(7,178)	151
ZAR/USD	BCL	01/15/26	ZAR	5,331	322	10
ZAR/USD	UBS	01/15/26	ZAR	50,070	3,021	118
ZAR/USD	DUB	03/18/26	ZAR	54,024	3,246	90
					288,029	(14)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	13.33	(A)	01/02/29	BRL	1,021	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	14.03	(A)	01/02/29	BRL	2,269	—	7
BRAZIBOR (A)	Paying	BCL	13.34	(A)	01/02/29	BRL	4,562	—	(1)
BRAZIBOR (A)	Paying	BCL	13.00	(A)	01/02/29	BRL	18,531	—	(27)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(2)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(297)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(391)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(342)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(408)
BRAZIBOR (A)	Paying	BOA	12.95	(A)	01/02/29	BRL	10,350	—	(18)
BRAZIBOR (A)	Paying	BOA	13.00	(A)	01/02/29	BRL	12,045	—	(18)
BRAZIBOR (A)	Paying	BOA	13.12	(A)	01/02/29	BRL	48,379	—	(49)
Chilean Interbank Rate (S)	Receiving	GSC	4.44	(S)	12/17/27	CLP	1,530,952	—	(4)
Colombian Interbank Rate (A)	Receiving	BCL	8.07	(A)	09/17/26	COP	115,948	—	1
Colombian Interbank Rate (Q)	Receiving	BCL	7.25	(Q)	09/25/26	COP	257,662	—	1
Colombian Interbank Rate (Q)	Paying	GSC	9.31	(Q)	12/17/27	COP	1,559,457	—	(12)
Colombian Interbank Rate (Q)	Paying	GSC	9.37	(Q)	12/17/27	COP	1,548,036	—	(11)
Colombian Interbank Rate (Q)	Receiving	GSC	9.42	(Q)	12/17/29	COP	862,451	—	10
Colombian Interbank Rate (Q)	Receiving	GSC	9.36	(Q)	12/17/29	COP	864,988	—	11
Colombian Interbank Rate (Q)	Paying	MSC	9.54	(Q)	12/17/27	COP	3,073,423	—	(19)
Colombian Interbank Rate (Q)	Receiving	MSC	9.54	(Q)	12/17/29	COP	1,691,338	—	18
								—	(1,551)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
American Airlines Group Inc. (Q)	BOA	N/A	5.00	12/20/30	115	(5)	2	(7)
Ally Financial Inc. (Q)	GSC	N/A	5.00	12/20/30	380	(63)	(59)	(4)
Ally Financial Inc. (Q)	JPM	N/A	5.00	12/20/30	175	(29)	(28)	(1)
Boeing Company, The (Q)	DUB	N/A	1.00	12/20/28	1,300	(20)	(7)	(13)
Boeing Company, The (Q)	JPM	N/A	1.00	06/20/29	1,300	(22)	16	(38)
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(3)	3	(6)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	50	(1)	4	(5)
Community Health Systems, Inc. (Q)	GSC	N/A	5.00	06/20/26	80	(2)	8	(10)
Deutsche Bank Aktiengesellschaft (Q)	BNP	N/A	1.00	12/20/29	752	(12)	(4)	(8)
DXC Technology Company (Q)	JPM	N/A	5.00	06/20/29	112	(15)	(13)	(2)
DXC Technology Company (Q)	JPM	N/A	5.00	12/20/30	225	(35)	(33)	(2)
Intesa Sanpaolo SPA (Q)	JPM	N/A	1.00	12/20/29	722	(9)	(1)	(8)
Intesa Sanpaolo SPA (Q)	BNP	N/A	1.00	06/20/30	802	(23)	(15)	(8)
Southwest Airlines Co. (Q)	DUB	N/A	1.00	12/20/30	355	(1)	1	(2)
Southwest Airlines Co. (Q)	GSC	N/A	1.00	12/20/30	905	(2)	4	(6)
Occidental Petroleum Corporation (Q)	DUB	N/A	1.00	06/20/30	230	(2)	(1)	(1)
Government of the Republic of Panama (Q)	JPM	N/A	1.00	12/20/30	90	1	2	(1)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	—	20	(20)
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	—	24	(24)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	—	11	(11)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	—	17	(17)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	—	18	(18)
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(11)	16	(27)
Simon Property Group, L.P. (Q)	BNP	N/A	1.00	06/20/30	185	(4)	(1)	(3)
Telecom Italia S.p.A. (Q)	GSC	N/A	1.00	12/20/29	323	(2)	14	(16)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,318	(24)	37	(61)
Whirlpool Corporation (Q)	DUB	N/A	1.00	12/20/30	90	6	6	—
Xerox Corporation (Q)	BCL	N/A	1.00	12/20/26	45	9	12	(3)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	54	14	40
					10,894	(215)	67	(282)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.42.V3 (Q)	BNP	3.28	5.00	12/20/29	(688)	45	37	8
ITRAXX.EUR.XO.42.V3 (Q)	BNP	3.28	5.00	12/20/29	(688)	45	38	7
ITRAXX.EUR.XO.42.V3 (Q)	BNP	1.38	5.00	12/20/29	(1,339)	186	142	44
AXA (Q)	BNP	0.37	1.00	06/20/30	(802)	22	15	7
Forvia (Q)	JPM	2.43	5.00	12/20/30	(189)	22	16	6
Eutelsat SA (Q)	BNP	1.06	5.00	12/20/30	(344)	63	39	24
Eutelsat SA (Q)	JPM	1.06	5.00	12/20/30	(397)	72	47	25
Hannover Ruck SE (Q)	BNP	0.61	1.00	12/20/29	(376)	6	2	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen (Q)	BNP	0.60	1.00	12/20/29	(376)	6	2	4
Altice France (Q)	JPM	2.87	5.00	06/20/27	(846)	27	19	8
Swedbank AB (Q)	JPM	0.75	1.00	12/20/29	(722)	7	(2)	9
Vistra Operations Company LLC (Q)	JPM	1.06	5.00	12/20/30	(120)	21	23	(2)
Vistra Operations Company LLC (Q)	JPM	1.06	5.00	12/20/30	(65)	11	12	(1)
ZF Friedrichshafen AG (Q)	DUB	2.40	5.00	12/20/28	(347)	26	23	3
					(7,299)	559	413	146

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Adyen N.V. (MT)	JPM	OBFR +0.26% (M)	TBD	943		1,462	55
Alexandria Real Estate Equities, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(38,416)		(1,868)	(39)
ALFA, S.A.B. de C.V. (MT)	BOA	OBFR -0.85% (M)	TBD	(92,044)		(83)	2
ALFA, S.A.B. de C.V. (MT)	JPM	OBFR -0.50% (M)	TBD	(145,742)		(126)	(1)
Alibaba Group Holding Limited (MT)	JPM	HONIA +0.30% (M)	TBD	13,400	HKD	2,060	(19)
Alliance Laundry Holdings Inc. (MT)	BCL	OBFR -6.00% (M)	TBD	(34,349)		(742)	44
Alstom (MT)	BOA	OBFR -0.26% (M)	TBD	(19,810)		(579)	(6)
AMC Networks, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	28,632		267	4
Amcor Pty Ltd (MT)	BOA	OBFR -0.15% (M)	TBD	(161,279)		(1,342)	(2)
Ares Management Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(2,754)		(468)	22
Axon Enterprise, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(818)		(491)	27
Baidu, Inc. (MT)	JPM	HONIA +0.30% (M)	TBD	13,900	HKD	1,763	7
Barratt Redrow PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(186,895)		(932)	(28)
Barry Callebaut AG (MT)	JPM	OBFR -0.47% (M)	TBD	(672)		(1,025)	(75)
Baxter International Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(125,922)		(2,390)	(16)
BE Semiconductor Industries N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(1,345)		(208)	(3)
BeOne Medicines AG (MT)	BOA	OBFR -0.05% (M)	TBD	(21,200)		(509)	21
Bilibili Inc (MT)	JPM	HONIA +0.15% (M)	TBD	5,000	HKD	992	(4)
Block, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(23,918)		(1,558)	3
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)		(2)	—
Brown-Forman Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(10,658)		(299)	18
Builders FirstSource, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(11,054)		(1,146)	9
Bunge Global SA (MT)	BOA	OBFR -0.15% (M)	TBD	(7,869)		(707)	6
BXP, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(20,020)		(1,390)	26
C.H. Robinson Worldwide, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(5,860)		(967)	22
Cellnex Telecom, S.A. (MT)	BOA	OBFR -0.09% (M)	TBD	(10,403)		(326)	(9)
CF Industries Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(16,883)		(1,311)	6
Chailease Holding Company Limited (MT)	BOA	OBFR -0.35% (M)	TBD	(1,025)		(4)	—
Charles River Laboratories International, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,837)		(373)	7
China Construction Bank Corporation (MT)	BOA	OBFR -0.05% (M)	TBD	(468,000)		(454)	(34)
China Merchants Bank Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(90,000)		(590)	(19)
China Railway Group Limited (MT)	BOA	OBFR -0.17% (M)	TBD	(601,000)		(292)	(11)
China Resources Power Holdings Company Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(364,511)		(824)	14
China Resources Power Holdings Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(1,866)		(4)	—
Cigna Group, The (MT)	BOA	OBFR -0.15% (M)	TBD	(3,934)		(1,084)	2
Cirsa Enterprises SA (MT)	JPM	ESTR +0.26% (M)	TBD	14,252	EUR	189	26
Community Financial System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,206)		(131)	4
Comstock Resources, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,503		127	—
Constellation Brands, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,386)		(338)	9
Continental Aktiengesellschaft (MT)	BOA	OBFR -0.26% (M)	TBD	(7,992)		(625)	(8)
Coreweave, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,339)		(114)	19
Cosan S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(172,532)		(164)	(1)
Croda International Public Limited Company (MT)	BOA	OBFR -0.25% (M)	TBD	(4,962)		(185)	5
CRRC Corporation Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(335,000)		(260)	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,610)		(110)	5
Datadog, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,817)		(257)	10
Davide Campari-Milano N.V. (MT)	BOA	OBFR -0.29% (M)	TBD	(72,801)		(475)	4
Deere & Company (MT)	BOA	OBFR -0.15% (M)	TBD	(694)		(325)	1
Delivery Hero SE (MT)	BOA	OBFR -0.26% (M)	TBD	(23,498)		(622)	2
Derayah Financial (MT)	JPM	OBFR +0.75% (M)	TBD	14,191		110	(12)
DiaSorin S.p.A. (MT)	BOA	OBFR +0.26% (M)	TBD	220		17	—
DISCO Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(1,200)		(360)	(10)
DMG Mori Co., Ltd. (MT)	BOA	OBFR -0.25% (M)	TBD	(29,581)		(494)	(14)
Dollar Tree, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(6,178)		(757)	(3)
Dow Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(32,075)		(749)	—
Eagle Bancorp, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	5,166		107	3
Elevance Health, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,409)		(829)	(15)
Emirates Integrated Telecommunications Company PJSC (MT)	JPM	OBFR +0.75% (M)	TBD	148,124		379	16
Entain PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(33,375)		(338)	(6)
EQT Corporation (MT)	JPM	OBFR +0.20% (M)	TBD	2,308		131	(7)
Equifax Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,585)		(569)	9
Expand Energy Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(17,061)		(1,840)	(42)
First Solar, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,718)		(489)	40
Flagstar Bank, National Association (MT)	JPM	OBFR +0.20% (M)	TBD	91,333		1,176	(29)
Flynas Company (MT)	JPM	OBFR +0.75% (M)	TBD	5,225		89	2
Formosa Chemicals & Fibre Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(264,000)		(273)	4
Formosa Chemicals & Fibre Corporation (MT)	JPM	OBFR -0.35% (M)	TBD	(3,000)		(3)	—
Formosa Plastics Corporation (MT)	BOA	OBFR -2.30% (M)	TBD	(308,000)		(392)	11
G&L Beijer Ref AB (MT)	BOA	OBFR -0.26% (M)	TBD	(3,467)		(56)	—
G&L Beijer Ref AB (MT)	JPM	OBFR -0.28% (M)	TBD	(5,307)		(84)	(1)
Galaxy Digital Inc. (MT)	JPM	OBFR +0.50% (M)	TBD	(3,485)		(91)	13
Genuine Parts Company (MT)	BOA	OBFR -0.15% (M)	TBD	(6,814)		(853)	5
Grifols, S.A. (MT)	BOA	OBFR -0.26% (M)	TBD	(40,719)		(529)	15
H & M Hennes & Mauritz AB (MT)	JPM	OBFR -0.66% (M)	TBD	(14,444)		(267)	(23)
Harmonic Drive Systems Inc. (MT)	BOA	OBFR -0.13% (M)	TBD	(18,800)		(426)	(28)
Hasbro, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(11,045)		(901)	(4)
Hensoldt AG (MT)	BOA	OBFR -0.26% (M)	TBD	(6,300)		(545)	1
Horizon Robotics (MT)	JPM	OBFR -1.51% (M)	TBD	(24,600)		(27)	—
Horizon Robotics (MT)	BOA	OBFR -1.40% (M)	TBD	(288,600)		(326)	5
HUTCHMED (China) Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(18,000)		(51)	3
HUTCHMED (China) Limited (MT)	BOA	OBFR -0.65% (M)	TBD	(43,000)		(114)	—
Iberdrola, Sociedad Anonima (MT)	JPM	OBFR +0.26% (M)	TBD	29,700		620	24
IDEXX Laboratories, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(606)		(424)	14
IHI Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(13,400)		(239)	3
Iluka Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(113,293)		(467)	32
IMCD N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(4,926)		(443)	(4)
Innolux Corporation (MT)	BOA	OBFR -0.35% (M)	TBD	(1,366,000)		(548)	(193)
International Paper Company (MT)	BOA	OBFR -0.15% (M)	TBD	(91,896)		(3,611)	(6)
International Paper Company (MT)	JPM	OBFR -0.25% (M)	TBD	(14,838)		(577)	8
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	BOA	OBFR -1.30% (M)	TBD	(30,826)		(2,479)	(16)
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -0.81% (M)	TBD	(32,765)		(3,625)	(5)
Jack Henry & Associates, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,149)		(398)	6
Japan Steel Works, Ltd., The (MT)	BOA	OBFR -0.15% (M)	TBD	(8,400)		(423)	11
JD Health International Inc. (MT)	BOA	OBFR -0.30% (M)	TBD	(19,800)		(151)	10
JD Sports Fashion PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(510,971)		(574)	(7)
JD Sports Fashion PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(56,619)		(60)	(4)
JD.com, Inc. (MT)	JPM	HONIA +0.30% (M)	TBD	13,100	HKD	1,525	(8)
JDE Peet's N.V. (MT)	BOA	OBFR -0.26% (M)	TBD	(7,687)		(288)	—
Johnson Controls International Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(7,649)		(918)	(1)
KADOKAWA Future Publishing Co., Ltd. (MT)	BOA	OBFR -0.14% (M)	TBD	(17,500)		(338)	(16)
Kawasaki Heavy Industries, Ltd. (MT)	BOA	OBFR -0.13% (M)	TBD	(7,100)		(508)	38
Kering (MT)	BOA	OBFR -0.06% (M)	TBD	(6,749)		(2,423)	44
KKR & Co. Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(16,914)		(2,223)	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Kobayashi Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(4,100)		(137)	(7)
Kuaishou Technology (MT)	JPM	HONIA +1.00% (M)	TBD	15,500	HKD	1,060	(10)
Leidos Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,787)		(518)	15
Lennar Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(6,364)		(673)	20
LG Energy Solution Ltd. (MT)	BOA	OBFR -7.00% (M)	TBD	(1,359)		(358)	10
Li Auto Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(118,100)		(1,003)	16
Lionsgate Studios Corp. (MT)	JPM	OBFR +0.00% (M)	TBD	801		7	—
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(75,840)		(636)	6
M3, Inc. (MT)	BOA	OBFR -0.10% (M)	TBD	(83,900)		(1,101)	(35)
MatsukiyoCocokara & Co. (MT)	BOA	OBFR -0.25% (M)	TBD	(26,700)		(465)	3
Meiji Holdings Co., Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(8,900)		(192)	(6)
Meituan (MT)	BOA	OBFR -0.15% (M)	TBD	(131,700)		(1,740)	(1)
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(34)		(1)	—
Mercari, Inc. (MT)	BOA	OBFR -0.25% (M)	TBD	(33,098)		(627)	(41)
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(23,194)		(793)	(43)
MMG Limited (MT)	BOA	OBFR -0.30% (M)	TBD	(796,000)		(896)	—
Molina Healthcare, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(9,788)		(1,602)	(95)
Molson Coors Beverage Company (MT)	BOA	OBFR -0.15% (M)	TBD	(10,872)		(506)	(1)
Mosaic Company, The (MT)	BOA	OBFR -0.15% (M)	TBD	(48,862)		(1,188)	12
Natura Cosmeticos S.A. (MT)	BOA	OBFR -0.40% (M)	TBD	(45,201)		(59)	(2)
Natura Cosmeticos S.A. (MT)	JPM	OBFR -0.85% (M)	TBD	(2,390)		(3)	—
Nec Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(16,200)		(555)	4
Neste Oyj (MT)	BOA	OBFR -0.26% (M)	TBD	(14,629)		(322)	(10)
NetEase, Inc. (MT)	JPM	OBFR +0.30% (M)	TBD	7,300	HKD	1,570	—
NIBE Industrier AB (MT)	BOA	OBFR -0.26% (M)	TBD	(174,201)		(657)	(11)
Ningbo Joyson Electronic Corp. (MT)	JPM	OBFR +0.30% (M)	TBD	28,000	HKD	486	6
Nippon Yusen Kabushiki Kaisha (MT)	BOA	OBFR -0.10% (M)	TBD	(12,500)		(390)	(15)
Nissan Motor Co., Ltd. (MT)	JPM	OBFR -0.17% (M)	TBD	(158,000)		(389)	(4)
Norfolk Southern Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(6,747)		(1,967)	21
Northern Star Resources Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(112,201)		(1,937)	(50)
Norwegian Cruise Line Holdings Ltd. (MT)	BOA	OBFR -0.15% (M)	TBD	(81,610)		(1,979)	159
Novozymes A/S (MT)	BOA	OBFR -0.26% (M)	TBD	(11,582)		(731)	(11)
Occidental Petroleum Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(27,938)		(1,125)	(31)
ONEOK, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	1,791		132	(1)
Ono Pharmaceutical Co., Ltd. (MT)	BOA	OBFR -0.13% (M)	TBD	(35,500)		(492)	—
Open Text Corporation (MT)	BOA	OBFR -0.20% (M)	TBD	(23,442)		(792)	29
Orlen S A (MT)	BOA	OBFR -0.50% (M)	TBD	(10,059)		(266)	(2)
Packaging Corporation of America (MT)	BOA	OBFR -0.15% (M)	TBD	(3,357)		(693)	(4)
Paramount Skydance Corporation (MT)	JPM	OBFR +0.20% (M)	TBD	5,333		78	(6)
Pool Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(2,598)		(602)	9
POSCO Future M Co., Ltd. (MT)	JPM	OBFR -8.75% (M)	TBD	(2,324)		(349)	48
POSCO Future M Co., Ltd. (MT)	BOA	OBFR -7.00% (M)	TBD	(1,803)		(239)	6
Postal Savings Bank of China Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(1,235,000)		(834)	(10)
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(3,584)		(183)	(9)
Prio S.A. (MT)	BOA	OBFR -0.30% (M)	TBD	(74,161)		(526)	(30)
Quanta Services, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(4,194)		(1,816)	47
Rasan Information Technology Company (MT)	JPM	OBFR +0.75% (M)	TBD	9,913		312	(6)
Relx PLC (MT)	JPM	SONIA +0.25% (M)	TBD	1,317	GBP	39	1
Restaurant Brands International Limited Partnership (MT)	BOA	OBFR -0.20% (M)	TBD	(31,909)		(2,245)	49
Revvity, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(3,942)		(385)	4
Rheinmetall Aktiengesellschaft (MT)	JPM	ESTR +0.26% (M)	TBD	76	EUR	119	(1)
Roche Holding AG (MT)	BOA	OBFR -0.22% (M)	TBD	(1,540)		(632)	—
Ryohin Keikaku Co., Ltd. (MT)	BOA	OBFR -0.11% (M)	TBD	(25,100)		(478)	33
SANY Heavy Industry Co., Ltd. (MT)	JPM	HONIA +0.30% (M)	TBD	18,400	HKD	394	3
Sapporo Holdings Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(34,000)		(349)	(20)
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(1,635)		(402)	—
Sasol (MT)	JPM	OBFR -0.40% (M)	TBD	(94,604)		(576)	(27)
SATS Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(46,900)		(123)	(15)
SBA Communications Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(7,002)		(1,336)	(18)
SBI Holdings, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(41,900)		(881)	(22)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Value/ Unrealized Appreciation (Depreciation) ($)
Seagate Technology Holdings Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(1,800)		(509)	12
Seatrium Limited (MT)	BOA	OBFR -1.50% (M)	TBD	(206,300)		(340)	(6)
Seatrium Limited (MT)	JPM	OBFR -1.25% (M)	TBD	(153,800)		(250)	(7)
Sembcorp Industries Ltd (MT)	BOA	OBFR -0.30% (M)	TBD	(47,800)		(220)	(3)
Sembcorp Industries Ltd (MT)	JPM	OBFR -0.30% (M)	TBD	(36,700)		(167)	(4)
SGH Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(13,079)		(401)	(2)
Sharp Corporation (MT)	BOA	OBFR -1.34% (M)	TBD	(9,200)		(44)	(1)
Sharp Corporation (MT)	JPM	OBFR -0.47% (M)	TBD	(45,400)		(234)	11
Shiseido Company, Limited (MT)	BOA	OBFR -0.10% (M)	TBD	(39,600)		(594)	13
SIG Group AG (MT)	BOA	OBFR -0.26% (M)	TBD	(48,273)		(638)	(49)
Sigma Healthcare Ltd (MT)	JPM	OBFR +0.25% (M)	TBD	(429,978)		(797)	(44)
SMG Swiss Marketplace Group Holding AG (MT)	JPM	OBFR +0.26% (M)	TBD	455		18	3
Smurfit Westrock Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(53,623)		(2,043)	(30)
SoftBank Group Corp. (MT)	BOA	OBFR -0.15% (M)	TBD	(16,800)		(474)	3
Solventum Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(3,496)		(282)	6
SSE PLC (MT)	JPM	SONIA +0.25% (M)	TBD	3,949	GBP	85	4
Sunny Optical Technology (Group) Company Limited (MT)	JPM	HONIA +0.30% (M)	TBD	15,800	HKD	1,082	(6)
Super Micro Computer, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(27,885)		(866)	51
Swatch Group AG, The (MT)	JPM	OBFR -0.26% (M)	TBD	(667)		(134)	(6)
Swatch Group AG, The (MT)	BOA	OBFR -0.30% (M)	TBD	(438)		(93)	1
Synopsys, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(2,940)		(1,415)	35
Talabat Holding PLC (MT)	JPM	OBFR +0.75% (M)	TBD	360,863		95	(3)
Teledyne Technologies Incorporated (MT)	BOA	OBFR -0.15% (M)	TBD	(3,074)		(1,593)	24
Teleperformance SE (MT)	BOA	OBFR -0.26% (M)	TBD	(4,524)		(327)	(1)
Temenos AG (MT)	BOA	OBFR -0.26% (M)	TBD	(7,302)		(730)	2
Tencent Holdings Limited (MT)	JPM	HONIA +1.00% (M)	TBD	3,300	HKD	1,998	(3)
Teradyne, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(1,620)		(319)	6
The Unite Group PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(48,751)		(360)	(8)
TOPPAN Holdings Inc. (MT)	BOA	OBFR -0.13% (M)	TBD	(13,900)		(434)	20
Tourmaline Oil Corp (MT)	BOA	OBFR -0.20% (M)	TBD	(15,153)		(668)	(15)
Toyota Industries Corporation (MT)	BOA	OBFR -0.10% (M)	TBD	(9,300)		(1,057)	4
United Rentals, Inc. (MT)	BOA	OBFR -0.15% (M)	TBD	(417)		(341)	3
UNIZO Holdings Company, Limited (MT)	BOA	OBFR -0.15% (M)	TBD	(19,800)		(960)	(44)
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.15% (M)	TBD	(30,290)		(2,539)	(12)
W. R. Berkley Corporation (MT)	BOA	OBFR -0.15% (M)	TBD	(10,654)		(748)	(10)
Willis Towers Watson Public Limited Company (MT)	BOA	OBFR -0.15% (M)	TBD	(2,409)		(801)	8
Wise PLC (MT)	BOA	OBFR -0.25% (M)	TBD	(22,256)		(267)	—
Xiaomi Corporation (MT)	JPM	HONIA +0.30% (M)	TBD	39,200	HKD	1,667	(17)
Xinyi Glass Holdings Limited (MT)	BOA	OBFR -2.00% (M)	TBD	(249,035)		(270)	6
Xinyi Glass Holdings Limited (MT)	JPM	OBFR -0.75% (M)	TBD	(39,746)		(46)	4
XPeng Inc. (MT)	BOA	OBFR -0.20% (M)	TBD	(120,600)		(1,195)	(25)
XPeng Inc. (MT)	JPM	HONIA +0.15% (M)	TBD	12,100	HKD	965	(2)
Yakult Honsha Co., Ltd. (MT)	BOA	OBFR -0.10% (M)	TBD	(34,400)		(529)	(15)
Zensho Holdings Co., Ltd. (MT)	BOA	OBFR -0.12% (M)	TBD	(6,100)		(349)	—
Zijin Mining Group Co., Ltd. (MT)	BOA	OBFR -0.30% (M)	TBD	(94,000)		(423)	(7)
							(108)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.25% (Q)	BNP	03/20/26	956	—	2
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR +0.10% (Q)	BNP	03/20/26	7,088	—	16
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR +0.10% (Q)	GSC	03/20/26	3,466	—	8
iShares Broad USD High Yield Corporate Bond ETF (Q)	SOFR +0.25% (Q)	JPM	03/20/26	3,930	—	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR +0.10% (Q)	JPM	03/20/26	5,028	—	12
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR +0.10% (Q)	MSC	03/20/26	3,020	—	7
					—	55
Index
BNP Paribas AIR Intraday US Ultimate Index (Q)	Fixed Rate of +0.00% (Q)	BNP	12/18/26	65	—	—
Citi EQ US 1W Volatility Carry Index‡ (Q)	Fixed Rate of +0.00% (Q)	BOA	12/18/26	192	—	1
Deutsche Bank Variable Notional Long-Short Credit Index (Q)	3M TSY +0.00% (Q)	DUB	12/11/26	335	—	1
Goldman Sachs Rate Volatility Index‡ (Q)	SOFR +0.00% (Q)	GSC	12/18/26	111	—	—
Goldman Sachs Systematic Equity Skew Index‡ (Q)	SOFR +0.00% (Q)	GSC	12/18/26	144	—	—
J.P. Morgan Emerging Market FX Volatility Index‡ (Q)	3M TSY +0.00% (Q)	JPM	12/18/26	208	—	(2)
					—	—
Total return swap agreements - paying return
Equity
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -0.45% (Q)	BOA	03/20/26	(4,469)	—	(11)
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.30% (Q)	GSC	03/20/26	(11,208)	—	4
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.30% (Q)	JPM	03/20/26	(7,737)	—	3
					—	(4)

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,214,367	393,305	776	1,608,448
Corporate Bonds And Notes	—	262,032	8,571	270,603
Non-U.S. Government Agency Asset-Backed Securities	—	160,824	—	160,824
Senior Floating Rate Instruments	—	106,690	2,827	109,517
Government And Agency Obligations	—	108,583	—	108,583
Investment Companies	90,530	—	—	90,530
Preferred Stocks	3,204	2,624	—	5,828
Rights	—	—	20	20
Warrants	9	—	—	9
Short Term Investments	233,562	3,577	—	237,139
	1,541,672	1,037,635	12,194	2,591,501
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	1	—	1
Futures Contracts	1,840	—	—	1,840
Centrally Cleared Interest Rate Swap Agreements	—	40,945	—	40,945
Centrally Cleared Credit Default Swap Agreements	—	946	—	946
Exchange Traded Purchased Options	8,369	—	—	8,369
OTC Purchased Options	—	507	—	507
Open Forward Foreign Currency Contracts	—	4,268	—	4,268
OTC Interest Rate Swap Agreements	—	48	—	48
OTC Credit Default Swap Agreements	—	189	—	189
OTC Contracts for Difference	—	1,485	—	1,485
OTC Total Return Swap Agreements	—	63	1	64
	10,209	48,452	1	58,662
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,747)	—	—	(3,747)
Centrally Cleared Interest Rate Swap Agreements	—	(4,113)	—	(4,113)
Centrally Cleared Credit Default Swap Agreements	—	(161)	—	(161)
Exchange Traded Written Options	(5,131)	—	—	(5,131)
OTC Written Options	—	(2,069)	—	(2,069)
Open Forward Foreign Currency Contracts	—	(4,282)	—	(4,282)
OTC Interest Rate Swap Agreements	—	(1,599)	—	(1,599)
OTC Credit Default Swap Agreements	—	(325)	—	(325)
OTC Contracts for Difference	—	(1,593)	—	(1,593)
OTC Total Return Swap Agreements	—	(11)	(2)	(13)
	(8,878)	(14,153)	(2)	(23,033)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 96.5%
United States of America 31.2%
Bunge Global S.A.	171	15,252
Chevron Corporation	222	33,907
Corteva, Inc.	389	26,053
Deere & Company	21	9,795
EQT Corporation	132	7,068
Exxon Mobil Corporation	413	49,698
HF Sinclair Corporation	115	5,284
Linde Public Limited Company	23	9,862
Martin Marietta Materials, Inc.	11	7,138
Newmont Corporation	346	34,525
Packaging Corporation of America	100	20,723
Permian Resources Corporation - Class A	405	5,677
Williams Companies, Inc., The	120	7,228
		232,210
Canada 22.8%
Barrick Mining Corporation	704	30,675
Cameco Corporation	94	8,594
Kinross Gold Corporation	538	15,142
Nutrien Ltd. (a)	544	33,557
Pan American Silver Corp.	84	4,349
Red Lake Madsen Mine Ltd. (b) (c)	428	—
Suncor Energy Inc.	527	23,373
Teck Resources Limited - Class B	260	12,456
Wheaton Precious Metals Corp.	354	41,613
		169,759
United Kingdom 13.9%
Anglo American PLC	866	36,040
Mondi PLC	541	6,626
Shell PLC - Class A	1,500	55,466
TechnipFMC PLC	124	5,508
		103,640
Ireland 5.0%
CRH Public Limited Company	113	14,043
Smurfit Westrock Public Limited Company	599	23,179
		37,222
Brazil 4.3%
Vale S.A. - ADR	2,488	32,416
Australia 3.5%
Rio Tinto PLC	323	26,149
Switzerland 3.2%
Glencore PLC	4,363	23,889
Norway 2.4%
Norsk Hydro ASA	2,342	18,047
Luxembourg 2.1%
ArcelorMittal - ADR	342	15,592
China 1.5%
Zijin Mining Group Co., Ltd. - Class H	2,526	11,556
South Africa 1.3%
Valterra Platinum	111	9,350
Finland 1.2%
UPM-Kymmene Oyj	304	8,794
Denmark 1.1%
Novozymes A/S - Class B	126	8,052
France 1.0%
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	40	7,554
Germany 1.0%
Heidelberg Materials AG	29	7,475
Mexico 1.0%
Southern Copper Corporation	51	7,382
Russian Federation 0.0%
Public Joint Stock Company Gazprom (b) (c) (d)	5,692	—
Public Joint Stock Company Polyus (b) (c) (d)	106	—
		—
Total Common Stocks (cost $621,955)		719,087
SHORT TERM INVESTMENTS 6.8%
Investment Companies 3.7%
JNL Government Money Market Fund - Class I, 3.64% (e) (f)	27,505	27,505
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 3.74% (e) (f)	23,385	23,385
Total Short Term Investments (cost $50,890)		50,890
Total Investments 103.3% (cost $672,845)		769,977
Other Assets and Liabilities, Net (3.3)%		(24,785)
Total Net Assets 100.0%		745,192
(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	22,076	442,881	437,452	495	—	—	27,505	3.7
JNL Government Money Market Fund, 3.74% - Class SL	71	310,721	287,407	170	—	—	23,385	3.1
	22,147	753,602	724,859	665	—	—	50,890	6.8

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	11/23/21	25,117	—	—
Public Joint Stock Company Polyus	06/10/20	15,311	—	—
		40,428	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks	500,089	218,998	—	719,087
Short Term Investments	50,890	—	—	50,890
	550,979	218,998	—	769,977

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 98.1%
Information Technology 55.1%
Advanced Micro Devices, Inc. (a)	424	90,802
Amphenol Corporation - Class A	611	82,538
Apple Inc.	964	262,173
AppLovin Corporation - Class A (a)	98	65,973
Arista Networks, Inc. (a)	848	111,153
Broadcom Inc.	629	217,790
Intel Corporation (a)	2,313	85,346
Lam Research Corporation	467	79,883
Microsoft Corporation	812	392,649
NVIDIA Corporation	3,411	636,075
Oracle Corporation	699	136,186
Palantir Technologies Inc. - Class A (a)	433	76,876
Palo Alto Networks, Inc. (a)	161	29,746
Shopify Inc. - Class A (a)	301	48,523
Snowflake Inc. - Class A (a)	515	113,055
		2,428,768
Communication Services 11.6%
Alphabet Inc. - Class A	715	223,815
Meta Platforms, Inc. - Class A	342	225,769
Netflix, Inc. (a)	645	60,496
		510,080
Consumer Discretionary 11.4%
Amazon.com, Inc. (a)	1,557	359,378
Tesla, Inc. (a)	322	144,791
		504,169
Health Care 7.9%
Boston Scientific Corporation (a)	719	68,580
Eli Lilly and Company	193	207,857
McKesson Corporation	51	42,046
Thermo Fisher Scientific Inc.	55	31,679
		350,162
Industrials 6.3%
Caterpillar Inc.	152	86,908
GE Vernova Inc.	33	21,453
Howmet Aerospace Inc.	369	75,720
L3Harris Technologies, Inc.	77	22,558
TransDigm Group Incorporated	24	31,708
Vertiv Holdings Co - Class A	239	38,771
		277,118
Financials 3.9%
Capital One Financial Corporation	185	44,930
Citigroup Inc.	547	63,793
JPMorgan Chase & Co.	136	43,791
Robinhood Markets, Inc. - Class A (a)	184	20,816
		173,330
Consumer Staples 0.9%
Walmart Inc.	371	41,370
Materials 0.5%
Newmont Corporation	225	22,427
Energy 0.5%
EQT Corporation	397	21,267
Total Common Stocks (cost $2,726,510)		4,328,691
SHORT TERM INVESTMENTS 2.0%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	87,605	87,605
Total Short Term Investments (cost $87,605)		87,605
Total Investments 100.1% (cost $2,814,115)		4,416,296
Other Assets and Liabilities, Net (0.1)%		(3,379)
Total Net Assets 100.0%		4,412,917

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	19,634	705,450	637,479	570	—	—	87,605	2.0
JNL Government Money Market Fund, 3.74% - Class SL	—	173,584	173,584	45	—	—	—	—
	19,634	879,034	811,063	615	—	—	87,605	2.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	4,328,691	—	—	4,328,691
Short Term Investments	87,605	—	—	87,605
	4,416,296	—	—	4,416,296

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 94.9%
United Kingdom 26.4%
AstraZeneca PLC	567	105,319
Barclays PLC	13,190	84,532
BP P.L.C.	8,979	52,582
British American Tobacco P.L.C.	536	30,361
Diageo PLC	2,181	47,075
National Grid PLC	3,248	49,985
NatWest Group PLC	2,966	26,033
Prudential Public Limited Company	2,395	36,991
Reckitt Benckiser Group PLC	1,069	86,530
Relx PLC	1,181	47,889
Rolls-Royce Holdings PLC	3,792	58,799
SEGRO Public Limited Company	3,100	30,149
Smith & Nephew PLC	1,087	18,130
Smiths Group PLC	312	9,888
Standard Chartered PLC	1,240	30,338
The Berkeley Group Holdings PLC	408	21,481
		736,082
France 20.2%
Alstom (a)	3,708	109,605
BNP Paribas	755	71,638
Capgemini France	302	50,471
Compagnie de Saint-Gobain	655	66,887
Kering	431	152,175
LVMH Moet Hennessy Louis Vuitton	25	18,685
Sanofi	545	52,926
Societe Generale	503	40,536
		562,923
Japan 11.6%
FANUC Corporation	1,885	73,446
KDDI Corporation	1,442	24,913
Murata Manufacturing Co., Ltd.	510	10,602
Renesas Electronics Corporation	6,916	95,735
SMC Corporation	171	59,511
Sompo Holdings, Inc.	1,134	38,633
Sumitomo Mitsui Financial Group, Inc.	662	21,271
		324,111
Germany 8.0%
Daimler Truck Holding AG	63	2,749
Deutsche Bank Aktiengesellschaft - Class N	772	29,780
Deutsche Telekom AG - Class N	1,832	59,551
E.ON SE - Class N	770	14,623
Infineon Technologies AG - Class N	1,347	58,852
SAP SE	235	56,800
		222,355
Netherlands 6.8%
Akzo Nobel N.V.	833	57,890
Heineken N.V.	594	48,778
ING Groep N.V.	889	25,069
Koninklijke Philips N.V.	2,102	57,226
		188,963
South Korea 4.3%
Samsung Electronics Co., Ltd.	1,023	84,677
Samsung Fire & Marine Insurance Co., Ltd.	47	16,027
Shinhan Financial Group Co., Ltd.	391	20,759
		121,463
Italy 2.7%
ENEL - SpA	2,440	25,428
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.	614	50,796
		76,224
Belgium 2.5%
Anheuser-Busch InBev	674	43,439
Syensqo (b)	324	26,007
		69,446
Canada 2.4%
Barrick Mining Corporation	349	15,202
Canadian Pacific Kansas City Limited	692	50,961
		66,163
United States of America 2.2%
Carnival Corporation	2,051	62,627
Denmark 1.9%
Novo Nordisk A/S - Class B	1,023	52,077
Ireland 1.6%
Smurfit Westrock Public Limited Company	1,132	43,762
China 1.3%
Tencent Holdings Limited	456	35,106
Sweden 1.1%
Hexagon Aktiebolag - Class B	2,648	31,267
Singapore 0.9%
United Overseas Bank Limited	953	25,940
Luxembourg 0.4%
ArcelorMittal	276	12,697
Greece 0.4%
Eurobank S.A. (a)	2,580	10,337
Indonesia 0.2%
PT. Bank Mandiri	22,553	6,907
Total Common Stocks (cost $2,110,418)		2,648,450
PREFERRED STOCKS 3.0%
Switzerland 3.0%
Roche Holding AG	205	84,118
Total Preferred Stocks (cost $61,146)		84,118
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	53,524	53,524
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	—	—
Total Short Term Investments (cost $53,524)		53,524
Total Investments 99.8% (cost $2,225,088)		2,786,092
Other Assets and Liabilities, Net 0.2%		4,630
Total Net Assets 100.0%		2,790,722

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	9,333	629,551	585,360	1,651	—	—	53,524	1.9
JNL Government Money Market Fund, 3.74% - Class SL	10,658	125,917	136,575	418	—	—	—	—
	19,991	755,468	721,935	2,069	—	—	53,524	1.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	172,552	2,475,898	—	2,648,450
Preferred Stocks	—	84,118	—	84,118
Short Term Investments	53,524	—	—	53,524
	226,076	2,560,016	—	2,786,092

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.1%
Information Technology 45.9%
Apple Inc.	305	82,871
Arista Networks, Inc. (a)	32	4,167
ASML Holding N.V. - ADR	23	24,967
Broadcom Inc.	83	28,849
Datadog, Inc. - Class A (a)	53	7,173
Fair Isaac Corporation (a)	8	12,884
Intuit Inc.	45	29,743
Marvell Technology, Inc.	96	8,161
Microsoft Corporation	204	98,880
NVIDIA Corporation	1,044	194,686
Oracle Corporation	157	30,594
Palo Alto Networks, Inc. (a)	175	32,211
Salesforce, Inc.	51	13,493
ServiceNow, Inc. (a)	74	11,334
Synopsys, Inc. (a)	47	21,890
Taiwan Semiconductor Manufacturing Company Limited - ADR	96	29,064
		630,967
Consumer Discretionary 13.2%
Airbnb, Inc. - Class A (a)	181	24,615
Amazon.com, Inc. (a)	455	104,994
Chipotle Mexican Grill, Inc. (a)	598	22,122
Tesla, Inc. (a)	66	29,729
		181,460
Communication Services 12.1%
Alphabet Inc. - Class A	124	38,782
Meta Platforms, Inc. - Class A	122	80,730
Netflix, Inc. (a)	505	47,382
		166,894
Industrials 8.4%
Airbus SE - ADR	324	18,785
Eaton Corporation Public Limited Company	82	26,122
Parker-Hannifin Corporation	8	6,680
RTX Corporation	114	20,973
Uber Technologies, Inc. (a)	237	19,366
W.W. Grainger, Inc.	23	23,419
		115,345
Health Care 7.6%
Intuitive Surgical, Inc. (a)	63	35,442
Stryker Corporation	55	19,246
Thermo Fisher Scientific Inc.	43	24,931
Vertex Pharmaceuticals Incorporated (a)	54	24,642
		104,261
Financials 7.3%
Marsh & Mclennan Companies, Inc.	111	20,526
PayPal Holdings, Inc.	117	6,859
S&P Global Inc.	33	17,254
Visa Inc. - Class A	158	55,321
		99,960
Materials 2.8%
Linde Public Limited Company	46	19,443
Sherwin-Williams Company, The	60	19,578
		39,021
Consumer Staples 1.2%
Monster Beverage 1990 Corporation (a)	218	16,731
Real Estate 0.6%
Equinix, Inc.	11	8,676
Total Common Stocks (cost $753,381)		1,363,315
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	11,477	11,477
Total Short Term Investments (cost $11,477)		11,477
Total Investments 99.9% (cost $764,858)		1,374,792
Other Assets and Liabilities, Net 0.1%		1,386
Total Net Assets 100.0%		1,376,178

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	8,912	320,196	317,631	592	—	—	11,477	0.8
JNL Government Money Market Fund, 3.74% - Class SL	—	27,946	27,946	11	—	—	—	—
	8,912	348,142	345,577	603	—	—	11,477	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,363,315	—	—	1,363,315
Short Term Investments	11,477	—	—	11,477
	1,374,792	—	—	1,374,792

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Cohen & Steers U.S. Realty Fund
COMMON STOCKS 98.6%
Real Estate 96.4%
Agree Realty Corporation	23	1,645
American Homes 4 Rent - Class A	31	1,008
American Tower Corporation	26	4,582
Americold Realty Trust, Inc. (a)	18	236
BXP, Inc.	22	1,500
Caretrust REIT, Inc.	28	1,003
Crown Castle Inc.	67	5,965
Digital Realty Trust, Inc.	46	7,179
Equinix, Inc.	4	3,160
Equity Lifestyle Properties, Inc.	10	621
Equity Residential	16	996
Essex Property Trust, Inc.	10	2,514
Extra Space Storage Inc.	29	3,742
Gaming and Leisure Properties, Inc.	14	609
Healthcare Realty Trust Incorporated - Class A	95	1,615
Highwoods Properties, Inc.	36	936
Host Hotels & Resorts, Inc.	123	2,180
Hudson Pacific Properties, Inc. (b)	12	134
Invitation Homes Inc.	81	2,246
Iron Mountain Incorporated	33	2,748
Kilroy Realty Corporation (a)	9	328
Kimco Realty OP, LLC	84	1,712
Kite Realty Naperville, LLC	54	1,300
Lamar Advertising Company - Class A	3	406
Omega Healthcare Investors, Inc.	21	919
OUTFRONT Media Inc.	24	569
ProLogis Inc.	42	5,350
Public Storage Operating Company	5	1,314
Realty Income Corporation	22	1,219
SBA Communications Corporation - Class A	9	1,733
Simon Property Group, Inc.	8	1,493
SL Green Realty Corp.	10	456
Sun Communities, Inc.	18	2,195
UDR, Inc.	38	1,405
Welltower Inc.	53	9,925
Weyerhaeuser Company	82	1,939
		76,882
Consumer Discretionary 1.4%
Boyd Gaming Corporation	4	320
Caesars Entertainment, Inc. (b)	35	810
		1,130
Health Care 0.8%
PACS Group, Inc. (b)	16	609
Total Common Stocks (cost $82,616)		78,621
WARRANTS 0.3%
Hudson Pacific Properties, Inc. (b) (c)	22	234
Total Warrants (cost $339)		234
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 3.74% (d) (e)	594	594
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	440	440
Total Short Term Investments (cost $1,034)		1,034
Total Investments 100.2% (cost $83,989)		79,889
Other Assets and Liabilities, Net (0.2)%		(153)
Total Net Assets 100.0%		79,736

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Cohen & Steers U.S. Realty Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	978	27,230	27,768	20	—	—	440	0.6
JNL Government Money Market Fund, 3.74% - Class SL	—	882	288	—	—	—	594	0.7
	978	28,112	28,056	20	—	—	1,034	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Cohen & Steers U.S. Realty Fund
Assets - Securities
Common Stocks	78,621	—	—	78,621
Warrants	—	234	—	234
Short Term Investments	1,034	—	—	1,034
	79,655	234	—	79,889

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.8%
Japan 21.2%
Advantest Corporation	11	1,404
AEON Co., Ltd.	29	454
Ain Holdings Inc.	3	124
Ajinomoto Co., Inc.	10	224
Aozora Bank, Ltd.	35	557
Asahi Group Holdings, Ltd.	40	415
ASICS Corporation	19	466
Astellas Pharma Inc.	82	1,094
Bandai Namco Holdings Inc.	17	453
Baycurrent Inc.	4	166
Bridgestone Corporation (a)	27	610
Canon Inc. (a)	19	573
Capcom Co., Ltd.	11	248
Central Japan Railway Company	6	152
Chubu Electric Power Co., Ltd.	13	193
Chugai Pharmaceutical Co., Ltd.	7	362
Cosmo Energy Holdings Co., Ltd.	23	613
Daifuku Co., Ltd.	8	258
Dai-ichi Life Holdings, Inc.	85	707
Daiichi Sankyo Company, Limited	11	240
Daikin Industries, Ltd.	4	475
Daito Trust Construction Co., Ltd.	9	162
Daiwa House Industry Co., Ltd.	14	465
Daiwa Securities Group Inc.	30	259
Daiwabo Holdings Co., Ltd.	46	913
DENSO Corporation	24	329
DIC Corporation (a)	39	900
DISCO Corporation	2	463
DOWA Holdings Co., Ltd.	56	2,671
East Japan Railway Company	7	172
EBARA Corporation	22	519
Eisai Co., Ltd.	7	208
ENEOS Holdings, Inc.	163	1,153
EXEO Group, Inc.	85	1,413
FANUC Corporation	2	94
Fast Retailing Co., Ltd.	2	693
Fuji Corporation Co., Ltd.	18	424
Fuji Electric Co., Ltd.	4	281
FUJIFILM Holdings Corporation	11	229
Fujikura Ltd.	8	848
Fujitsu Limited	17	471
Hamamatsu Photonics K.K.	53	558
Hankyu Hanshin Holdings, Inc.	8	189
HASEKO Corporation	40	800
Hitachi, Ltd.	62	1,947
Honda Motor Co., Ltd. - ADR (a)	1	22
Honda Motor Co., Ltd.	51	499
HOYA Corporation	4	546
Idemitsu Kosan Co., Ltd.	48	363
IHI Corporation	32	556
Inpex Corporation	91	1,823
Isuzu Motors Limited	59	920
ITOCHU Corporation	41	518
J.Front Retailing Co., Ltd.	30	423
Japan Airlines Co., Ltd.	6	109
Japan Airport Terminal Co., Ltd.	33	915
Japan Exchange Group, Inc.	30	321
Japan Post Bank Co., Ltd.	17	241
Japan Post Holdings Co., Ltd.	16	173
Japan Tobacco Inc.	12	418
JEOL Ltd.	21	682
Kaga Electronics Co., Ltd.	3	74
Kajima Corporation	5	172
Kanematsu Corporation	55	632
Kao Corporation	12	464
Kawasaki Heavy Industries, Ltd.	6	424
KDDI Corporation	64	1,097
Keio Corporation	11	295
Keisei Electric Railway Co., Ltd.	3	27
Keyence Corporation	1	217
Kikkoman Corporation	28	251
Kintetsu Group Holdings Co., Ltd.	21	413
Kirin Holdings Company, Limited	20	303
Koei Tecmo Holdings Co., Ltd.	8	94
Komatsu Ltd.	13	422
Konami Group Corporation	3	396
Konica Minolta, Inc.	250	1,088
Kubota Corporation	31	441
Kurita Water Industries Ltd.	11	459
KYOCERA Corporation	35	484
Kyushu Electric Power Co., Inc.	22	231
Lasertec Co., Ltd. (a)	2	452
Lion Corporation	75	787
LIXIL Corporation	63	765
LY Corporation	54	145
Mabuchi Motor Co., Ltd.	136	1,244
Makita Corporation	5	154
Marubeni Corporation	14	376
MARUWA Co., Ltd.	1	300
MatsukiyoCocokara & Co.	4	62
Mebuki Financial Group Inc.	188	1,243
Meiji Holdings Co., Ltd.	6	138
Mercari, Inc. (b)	74	1,493
Minebeamitsumi Inc.	59	1,195
MIRAIT ONE Corporation	14	309
Mitsubishi Chemical Group Corporation	110	643
Mitsubishi Corporation	29	672
Mitsubishi Electric Corporation	9	264
Mitsubishi Estate Co., Ltd.	10	237
Mitsubishi Heavy Industries, Ltd.	22	543
Mitsubishi Logistics Corporation	31	234
Mitsubishi Materials Corporation	87	2,044
Mitsubishi UFJ Financial Group, Inc.	76	1,208
Mitsui & Co., Ltd.	17	493
Mitsui E&S Co., Ltd.	27	951
Mitsui Fudosan Co., Ltd.	17	191
Mitsui Kinzoku Company, Limited	21	2,332
Mitsui O.S.K. Lines, Ltd. (a)	12	361
Mizuho Financial Group, Inc.	22	788
MonotaRO Co., Ltd.	4	62
MS&AD Insurance Group Holdings, Inc.	28	656
Murata Manufacturing Co., Ltd.	15	314
Nagase & Co., Ltd.	57	1,388
Nagoya Railroad Co., Ltd. (a)	19	209
Nec Corporation	9	292
Nidec Corporation	31	426
Nifco Inc.	37	1,146
Nihon M&A Center Holdings Inc.	10	46
Nintendo Co., Ltd.	2	128
Nippon Express Co., Ltd.	34	720
Nippon Gas Co., Ltd.	75	1,422
Nippon Paint Holdings Co., Ltd.	28	186
Nippon Sanso Holdings Corporation	2	48
Nippon Steel Corporation	166	682
Nippon Telegraph and Telephone Corporation	213	215
Nippon Yusen Kabushiki Kaisha	18	571
Nipro Corporation	12	110
Nissan Chemical Corporation	16	536
Nissan Motor Co., Ltd. (b)	83	206
Nissin Food Holdings Co., Ltd.	2	37
Niterra Co., Ltd.	3	132
Nitori Holdings Co., Ltd.	19	329
Nitto Denko Corporation	24	571
Nomura Holdings, Inc.	52	428
Nomura Holdings, Inc. - ADR	4	32
Nomura Research Institute, Ltd.	6	243
OBIC Business Consultants Co., Ltd.	1	27
OBIC Co., Ltd.	4	126
Olympus Corporation	48	605
OMRON Corporation	2	45
Ono Pharmaceutical Co., Ltd.	4	53
Oriental Land Co., Ltd.	7	131
ORIX Corporation	18	533
Osaka Gas Co., Ltd.	4	122
Otsuka Holdings Co., Ltd.	9	520
Pan Pacific International Holdings Corporation	37	217

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Panasonic Holdings Corporation	41	529
Pigeon Corporation (a)	46	475
Rakuten Bank, Ltd. (b)	1	62
Rakuten Group, Inc. (b)	40	256
Recruit Holdings Co., Ltd.	14	805
Renesas Electronics Corporation	29	396
Resona Holdings, Inc.	34	328
Resonac Graphite America Inc.	59	2,473
Ryohin Keikaku Co., Ltd.	4	67
Sankyu Co., Ltd.	6	308
Santen Pharmaceutical Co., Ltd.	159	1,650
Sapporo Holdings Limited (a)	60	645
Sawai Group Holdings Co., Ltd.	19	292
SBI Holdings, Inc.	28	608
SCREEN Holdings Co., Ltd.	2	146
Secom Co., Ltd.	2	85
Sekisui Chemical Co., Ltd.	30	508
Sekisui House, Ltd.	24	535
Seven & I Holdings Co., Ltd.	48	693
Shimadzu Corporation	7	173
Shimano Inc.	2	158
Shin-Etsu Chemical Co., Ltd.	23	715
Shionogi & Co., Ltd.	18	322
Ship Healthcare Holdings, Inc.	62	1,046
Shiseido Company, Limited (a)	7	99
Sinfonia Technology Co., Ltd.	17	987
SKYLARK Holdings Co., Ltd. (a)	53	1,138
SMC Corporation	1	244
Socionext Inc.	35	488
SoftBank Corp.	230	316
SoftBank Group Corp.	115	3,223
Sojitz Corporation	41	1,278
Sompo Holdings, Inc.	18	620
Sony Financial Group Inc.	89	94
Sony Group Corporation	89	2,287
Sotetsu Holdings Inc.	18	327
Subaru Corporation.	64	1,402
SUMCO Corporation (a)	184	1,686
Sumitomo Bakelite Co., Ltd.	3	92
Sumitomo Chemical Company, Limited	346	984
Sumitomo Corporation	11	367
Sumitomo Electric Industries, Ltd.	31	1,254
Sumitomo Forestry Co., Ltd. (a)	50	514
Sumitomo Heavy Industries, Ltd.	18	464
Sumitomo Mitsui Financial Group, Inc. - ADR	3	58
Sumitomo Mitsui Financial Group, Inc.	32	1,015
Sumitomo Mitsui Trust Group, Inc.	14	415
Sumitomo Realty & Development Co., Ltd.	24	593
Suzuki Motor Corporation	37	559
Sysmex Corporation	74	727
T&D Holdings, Inc.	13	293
Taisei Corporation	3	237
Takeda Pharmaceutical Company Limited	24	736
TDK Corporation	42	592
Teijin Limited	26	228
Terumo Corporation	16	232
The Hachijuni Bank, Ltd.	64	690
The Kansai Electric Power Company, Incorporated	15	231
TIS Inc.	6	195
Toho Co., Ltd.	1	46
TOHO GAS Co., Ltd.	6	167
Tokai Carbon Co., Ltd.	152	939
Tokio Marine Holdings, Inc.	27	998
Tokyo Electric Power Company Holdings, Inc. (b)	36	150
Tokyo Electron Limited	4	949
Tokyo Gas Co., Ltd.	6	242
Tokyu Fudosan Holdings Corporation	175	1,599
Toray Industries, Inc.	44	288
Tosoh Corporation	75	1,124
TOTO Ltd.	19	517
Toyo Suisan Kaisha, Ltd.	3	192
Toyo Tire Corporation	32	884
Toyota Industries Corporation	1	113
Toyota Motor Corporation	185	3,965
Toyota Tsusho Corporation	17	587
Trend Micro Incorporated	16	644
Tsumura & Co.	86	2,223
UBE Corporation	45	740
Unicharm Corporation	46	265
United Supermarkets Holdings Inc. (a)	40	231
West Japan Railway Company	11	225
Yakult Honsha Co., Ltd.	32	503
Yamaha Corporation	14	98
Yamaha Motor Co., Ltd. (a)	49	365
Yamato Holdings Co., Ltd.	35	491
Yaskawa Electric Corporation	8	254
Yokohama Financial Group, Inc.	69	573
Yoshinoya Holdings Co., Ltd. (a)	58	1,142
		134,054
Canada 11.7%
Agnico Eagle Mines Limited	12	2,057
Alamos Gold Inc - Class A	33	1,269
Algonquin Power & Utilities Corp. (a)	93	569
Alimentation Couche-Tard Inc.	10	543
ARC Resources Ltd.	63	1,173
Aritzia, Inc. (b)	3	219
ATCO Ltd. - Class I	5	198
ATS Corporation (b)	6	153
Bank of Montreal	11	1,400
Bank of Nova Scotia, The	16	1,150
Banque Nationale Du Canada (a)	7	888
Barrick Mining Corporation	52	2,256
Bombardier Inc. - Class B (b)	5	804
Boyd Group Services Inc.	2	356
Brookfield Corporation - Class A	12	555
Brookfield Infrastructure Corporation - Class A (a)	3	154
Brookfield Wealth Solutions Ltd. - Class A	10	449
CAE Inc. (a) (b)	8	228
Cameco Corporation	3	247
Canadian Imperial Bank of Commerce	19	1,712
Canadian National Railway Company	7	732
Canadian Natural Resources Limited	57	1,917
Canadian Pacific Kansas City Limited	7	497
Capital Power Corporation (a)	9	392
Celestica Inc. (b)	6	1,834
Cenovus Energy Inc.	84	1,423
Chorus Limited - Class A	6	525
Chorus Limited - Class A	—	35
Colliers International Group Inc.	2	265
Constellation Software Inc.	—	481
Descartes Systems Group Inc., The (b)	2	137
Dollarama Inc.	7	1,031
Eldorado Gold Corporation (a) (b)	62	2,238
Element Fleet Management Corp.	34	900
Emera Incorporated (c)	6	291
Empire Company Limited - Class A	2	70
Enbridge Inc.	13	641
EQB Inc.	4	327
Fairfax Financial Holdings Limited	—	572
Finning International Inc. (a)	31	1,656
FirstService Corporation (a)	4	634
Fortis Inc.	1	55
Fortis Inc. (a)	8	426
Franco-Nevada Corporation	1	273
GFL Environmental Inc.	3	142
Great-West Lifeco Inc.	4	212
Groupe Atkinsrealis Inc.	5	303
Groupe WSP Global Inc.	4	696
Hydro One Limited	1	43
iA Societe Financiere Inc.	9	1,140
IAMGOLD Corporation (a) (b)	195	3,215
IGM Financial Inc.	4	200
Imperial Oil Limited	6	543
Intact Financial Corporation	5	976
International Petroleum Corporation (b)	12	214
Kinross Gold Corporation	90	2,541
Les Vetements de Sport Gildan Inc. - Class A	24	1,511
Loblaw Companies Limited	11	492
Magna International Inc.	18	954

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Manulife Financial Corporation	22	793
MDA Space Ltd. (b)	5	99
Methanex Corporation	6	250
Metro Inc. - Class A	7	533
Nutrien Ltd.	17	1,076
ONEX Corporation	16	1,345
Open Text Corporation	54	1,763
Orogen Royalties Inc.	4	142
Pan American Silver Corp.	32	1,649
Pembina Pipeline Corporation	22	823
Prairiesky Royalty Ltd. (a)	14	279
Premium Brands Holdings Corporation	3	220
Quebecor Inc. - Class B	2	89
Restaurant Brands International Limited Partnership	11	737
Rogers Communications Inc. - Class B	27	1,022
Royal Bank of Canada	—	63
Royal Bank of Canada	31	5,283
Saputo Inc.	3	80
Shopify Inc. - Class A (b)	2	242
Shopify Inc. - Class A (b)	—	60
South Bow Corporation (a)	5	141
Spin Master Corp. (d)	1	15
Stantec Inc.	8	753
Sun Life Financial Inc.	25	1,544
Suncor Energy Inc.	37	1,657
TC Energy Corporation (a)	6	340
Teck Resources Limited - Class B	8	377
TFI International Inc. (a)	2	240
Thomson Reuters Corporation	1	144
TMX Group Limited	6	244
Toromont Industries Ltd.	9	1,060
Toronto-Dominion Bank, The (a)	3	295
Toronto-Dominion Bank, The	13	1,236
Tourmaline Oil Corp	8	377
Triple Flag Precious Metals Corp.	6	196
Wheaton Precious Metals Corp.	1	144
Whitecap Resources Inc. (a)	210	1,763
Winpak Ltd. (a)	1	29
		74,017
United Kingdom 11.4%
3i Group PLC	38	1,679
Anglo American PLC	31	1,302
AstraZeneca PLC - ADR	9	833
AstraZeneca PLC	17	3,149
Auto Trader Group PLC	144	1,133
BAE Systems PLC	38	868
Barclays PLC	188	1,208
Barclays PLC - ADR	6	143
Barratt Redrow PLC	606	3,112
Beazley Ireland Holdings PLC	89	997
Bellway P.L.C	14	526
BP P.L.C. - ADR	8	281
BP P.L.C.	335	1,961
British American Tobacco P.L.C.	16	930
BT Group PLC	397	985
Bunzl Public Limited Company	8	211
Burberry Group PLC (b)	62	1,052
Centrica PLC	455	1,041
Compass Group PLC	49	1,563
Croda International Public Limited Company	9	320
Diageo PLC - ADR	1	107
Diageo PLC	21	462
Diploma PLC	1	102
Drax Group PLC	31	347
Experian PLC	27	1,207
Fiat Chrysler Automobiles N.V.	45	492
Frasers Group PLC (b)	14	127
Games Workshop Group PLC	2	568
GSK PLC	56	1,383
GSK PLC - ADR	1	39
Haleon PLC	226	1,139
Haleon PLC - ADR	1	10
Halma Public Limited Company	3	129
Howden Joinery Group PLC	137	1,538
HSBC Holdings PLC - ADR	8	638
HSBC Holdings PLC	199	3,148
Imperial Brands PLC	21	878
Inchcape PLC	23	239
Informa PLC	101	1,197
InterContinental Hotels Group PLC	1	172
InterContinental Hotels Group PLC - ADR (a)	1	109
Intertek Group PLC	18	1,140
Ithaca Energy PLC	35	79
J Sainsbury PLC	127	555
JD Sports Fashion PLC	28	32
Jet2 PLC	4	70
Kingfisher PLC	454	1,917
Legal & General Group PLC	166	586
Lion Finance Group PLC	5	664
Lloyds Banking Group PLC - ADR (a)	17	88
Lloyds Banking Group PLC	704	933
London Stock Exchange Group PLC	1	180
Man Group PLC	119	366
Marks and Spencer Group P.L.C.	243	1,083
Melrose Industries PLC	23	184
Mondi PLC	28	338
National Grid PLC	24	362
National Grid PLC - ADR (a)	2	147
NatWest Group PLC	261	2,287
Next PLC	3	475
Paragon Banking Group PLC	23	263
Pennon Group PLC	70	498
Reckitt Benckiser Group PLC	22	1,775
Relx PLC	25	1,011
Relx PLC - ADR	5	211
Rolls-Royce Holdings PLC	158	2,456
RS Group PLC	80	669
Serco Group PLC	91	343
Severn Trent PLC	6	241
Shell PLC - Class A	115	4,256
Shell PLC - Class A - ADR	13	922
Smith & Nephew PLC - ADR (a)	5	180
Smith & Nephew PLC	36	602
Smiths Group PLC	9	299
Softcat PLC	58	1,102
Spirax Group PLC	5	445
SSE PLC	40	1,188
St. James's Place PLC	42	777
Standard Chartered PLC	9	226
Subsea 7 S.A.	11	218
Tate & Lyle Public Limited Company	18	90
Tesco PLC	250	1,487
The Sage Group PLC	19	279
Unilever PLC	16	1,068
Unilever PLC - ADR	7	490
United Utilities PLC	33	538
Vistry Group PLC	11	93
Vodafone Group Public Limited Company	987	1,315
Wise PLC - Class A (b)	10	116
WPP 2012 Limited	30	133
		72,102
France 7.7%
Aeroports de Paris (a)	3	364
Airbus SE	6	1,377
Alstom (b)	19	571
Amundi (c)	4	357
AXA	16	773
Biomerieux S.A.	1	176
BNP Paribas	8	739
Bouygues	15	807
Bureau Veritas	17	553
Capgemini France	4	713
Carrefour	82	1,365
Compagnie de Saint-Gobain	20	2,089
Compagnie Generale des Etablissements Michelin	28	946
Credit Agricole S.A.	15	309
Danone	11	981
Dassault Aviation	1	181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Dassault Systemes	5	134
Edenred	7	150
Eiffage	8	1,171
Elis Services	8	215
Engie	95	2,504
EssilorLuxottica	1	388
Eurazeo	3	218
Eurofins Scientific SE	13	943
Euronext N.V. (c)	6	860
Gaztransport Et Technigaz	4	773
Getlink S.E.	6	104
Hermes International	—	819
IPSEN	3	480
JCDecaux SE	20	363
Kering	1	271
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,130
Legrand	6	843
L'Oreal	2	755
LVMH Moet Hennessy Louis Vuitton	3	2,594
Nexans	2	291
Orange	121	2,021
Pernod Ricard	2	165
Publicis Groupe S.A.	4	432
Renault	37	1,517
Rexel	54	2,134
Safran	3	1,036
Sanofi	10	946
Sartorius Stedim Biotech	—	38
Schneider Electric SE	2	533
Societe d'exploitation Hoteliere (a)	22	1,127
Societe Generale	28	2,255
Spie S.A.	16	902
Technip Energies N.V.	7	280
Teleperformance SE	4	281
Thales	3	794
Tikehau Capital	5	92
TotalEnergies SE	58	3,834
Veolia Environnement	9	325
VINCI	14	1,911
Vivendi SE	104	289
VusionGroup	1	226
		48,445
Germany 7.6%
Adidas AG - Class N	4	827
Allianz SE	3	1,520
Aumovio SE (b)	3	165
Aurubis AG	4	568
BASF SE - Class N	50	2,613
Bayer Aktiengesellschaft - Class N	5	207
Bayerische Motoren Werke Aktiengesellschaft	6	708
Beiersdorf Aktiengesellschaft	1	135
Brenntag SE - Class N	14	835
Carl Zeiss Meditec AG	11	493
Continental Aktiengesellschaft	7	521
CTS Eventim AG & Co. KGaA	13	1,188
Daimler Truck Holding AG	30	1,310
Deutsche Bank Aktiengesellschaft - Class N	25	955
Deutsche Borse Aktiengesellschaft - Class N	4	952
Deutsche Lufthansa Aktiengesellschaft	35	341
Deutsche Post AG - Class N	36	1,988
Deutsche Telekom AG - Class N	103	3,340
DW Property Invest GmbH	3	65
E.ON SE - Class N	127	2,418
Elia Group	2	248
Fraport AG Frankfurt Airport Services Worldwide	2	139
freenet AG - Class N	15	520
Fresenius Medical Care AG	14	685
Fresenius SE & Co. KGaA	14	780
GEA Group Aktiengesellschaft	24	1,647
Hannover Ruck SE - Class N	3	852
Hapag-Lloyd Aktiengesellschaft (c)	1	138
Heidelberg Materials AG	1	176
Henkel AG & Co. KGaA	—	7
Hensoldt AG	20	1,718
Infineon Technologies AG - Class N	34	1,482
Kion Group AG	9	747
Knorr - Bremse Aktiengesellschaft (c)	13	1,427
LEG Immobilien SE	5	341
Mercedes-Benz Group AG - Class N	14	984
MERCK Kommanditgesellschaft auf Aktien	1	183
MTU Aero Engines AG - Class N	2	641
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,399
Nemetschek SE	1	94
Puma SE	2	60
Qiagen N.V.	—	22
Qiagen N.V.	12	558
Rheinmetall Aktiengesellschaft	2	3,461
RTL Group S.A.	3	110
RWE Aktiengesellschaft	22	1,162
SAP SE	5	1,161
Scout24 SE (c)	7	681
Siemens Aktiengesellschaft - Class N	3	892
Siemens Energy AG (b)	8	1,137
Siemens Healthineers AG (c)	4	196
Sixt SE	1	104
Stroer SE & Co. KGaA	1	49
Symrise AG	4	314
Talanx Aktiengesellschaft	14	1,889
Volkswagen Aktiengesellschaft	1	181
Vonovia SE	9	262
Zalando SE (b) (c)	22	636
		48,232
Switzerland 7.5%
ABB Ltd - Class N	11	785
Alcon AG	6	490
Alcon AG	10	753
ALSO Holding AG - Class N	1	189
Amrize AG (b)	15	802
Avolta AG - Class N	9	552
BELIMO Holding AG - Class N	1	530
BKW Energie AG	1	170
Bucher Industries AG	4	1,755
Chocoladefabriken Lindt & Sprungli AG - Class N	—	293
Compagnie Financiere Richemont S.A.	4	918
Datwyler Holding AG	1	181
EMS-Chemie Holding AG	—	338
Geberit AG - Class N	3	2,357
Georg Fischer AG - Class N	15	1,037
Givaudan S.A. - Class N	—	309
Glencore PLC	153	838
Helvetia Baloise Holding AG	6	1,629
Holcim AG	22	2,189
INFICON Holding AG	1	117
International Workplace Group PLC	29	91
Julius Bar Gruppe AG - Class N	41	3,198
Lonza Group AG	2	1,039
Nestle S.A. - Class N	48	4,723
Novartis AG - ADR	11	1,550
Novartis AG - Class N	34	4,609
Partners Group Holding AG	—	581
PSP Swiss Property AG - Class N	3	478
Roche Holding AG	—	164
Schindler Holding AG - Class N	1	231
SGS S.A.	3	301
Siegfried Holding AG	6	586
Sika AG	2	464
SoftwareONE Holding AG	2	20
Sonova Holding AG	3	666
Sulzer AG - Class N	1	157
Swiss Life Holding AG - Class N	1	899
Swiss Prime Site AG - Class N	39	6,095
Swiss Re AG	1	114
Swisscom AG - Class N	1	798
Swissquote Group Holding S.A. - Class N	1	709
UBS Group AG	—	19
UBS Group AG	29	1,361
VAT Group AG (c)	1	578
VZ Holding AG - Class N	2	349

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Zurich Insurance Group AG - Class N	1	1,033
		47,045
Australia 6.1%
AGL Energy Limited	19	117
ALS Limited	36	521
Ampol Limited	19	402
Ansell Limited	32	746
ANZ Group Holdings Limited	30	720
Aristocrat Leisure Limited	5	205
ASX Limited	2	69
Atlas Arteria Limited	39	128
AUB Group Limited	12	243
Australian Pipeline Trust	20	122
BHP Group Limited - ADR (a)	8	500
BHP Group Limited	119	3,591
BHP Group Limited (a)	6	179
BlueScope Steel Limited	34	539
Brambles Limited	57	867
Breville Group Limited (a)	23	444
Car Group Limited	3	66
Cleanaway Waste Management Limited	240	414
Coles Group Limited	46	655
Commonwealth Bank of Australia	10	1,020
Computershare Limited	23	512
CSL Limited	5	532
Dalrymple Bay Infrastructure Limited	9	32
Downer EDI Limited	105	557
Dyno Nobel Limited	607	1,296
EBOS Group Limited	7	105
Endeavour Group Limited (a)	154	376
Evolution Mining Limited	132	1,111
Flight Centre Travel Group Limited (a)	5	50
Fortescue Ltd	50	735
Generation Development Group Limited	50	194
Genesis Minerals Limited (b)	62	299
Harvey Norman Holdings Ltd	83	384
HUB24 Limited	3	202
IDP Education Limited (a)	5	19
Insurance Australia Group Limited	104	554
JB Hi-Fi Limited	10	662
Lendlease Corporation Limited	44	154
Lynas Rare Earths Limited (b)	22	187
Macquarie Group Limited	2	310
Medibank Private Limited	135	432
Metcash Limited	261	575
National Australia Bank Limited	40	1,117
Netwealth Group Limited	7	123
New Hope Corporation Limited (a)	371	994
NEXTDC Limited (b)	21	173
Nine Entertainment Co. Holdings Limited	197	145
Northern Star Resources Ltd	62	1,101
Orica Limited	34	551
Origin Energy Limited	51	393
Orora Limited (a)	81	120
PLS Group Limited (b)	44	124
Premier Investments Limited	18	168
Qantas Airways Limited	15	104
QBE Insurance Group Limited	103	1,364
Ramsay Health Care Limited	10	217
Regis Healthcare Limited	10	48
Rio Tinto Limited	11	1,077
Rio Tinto PLC - ADR	1	80
Rio Tinto PLC	24	1,958
Santos Limited	190	780
SEEK Limited	13	207
Sonic Healthcare Limited	15	230
Steadfast Group Ltd	37	129
Suncorp Group Limited	74	866
Super Retail Group Limited	36	384
Technology One Limited	14	267
Telstra Group Limited	66	213
Transurban Holdings Limited	20	192
Treasury Wine Estates Limited	63	220
Tuas Limited (b)	5	25
Ventia Services Group Limited (c)	177	700
Wesfarmers Limited	12	626
Westpac Banking Corporation	39	999
WiseTech Global Limited	4	177
Woodside Energy Group Ltd	54	854
Woodside Energy Group Ltd - ADR (a)	3	47
Woolworths Group Limited	28	553
Zip Co Limited (b)	54	117
		38,269
Italy 3.7%
Acea S.p.A.	4	115
Assicurazioni Generali Societa' Per Azioni	5	220
Azimut Holding S.p.A.	10	430
Banca Mediolanum SpA	8	190
Banca Monte dei Paschi di Siena S.p.A.	158	1,690
Banco BPM Societa' Per Azioni	126	1,923
Bper Banca S.p.A.	58	791
Brunello Cucinelli S.p.A. (a)	10	1,188
Buzzi S.p.A.	9	569
Credito Emiliano S.p.A.	46	822
De' Longhi S.p.A.	6	260
ENEL - SpA	112	1,172
Eni S.p.A.	81	1,537
Ferrari N.V.	1	263
Ferrari N.V.	—	163
Finecobank Banca Fineco S.p.A.	27	692
Hera S.p.A.	233	1,100
Intesa Sanpaolo SpA	159	1,102
Iren S.p.A.	34	102
Italgas S.p.A.	64	719
Iveco Group N.V.	33	729
Leonardo S.p.A.	8	447
Moncler S.p.A.	7	420
Poste Italiane - Societa' Per Azioni (c)	10	249
Prada S.p.A.	13	75
Prysmian S.p.A.	4	396
Recordati Industria Chimica E Farmaceutica S.p.A. In Breve Recordati S.p.A.	21	1,197
Reply S.p.A.	2	300
Snam S.p.A.	39	258
Sol S.p.A.	2	134
Telecom Italia S.p.A.	1,756	1,057
Terna - Rete Elettrica Nazionale Societa Per Azioni	38	402
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.	28	2,328
Unipol Assicurazioni S.p.A.	14	330
		23,370
Netherlands 3.2%
Aalberts N.V.	22	734
ABN AMRO Bank N.V. - DUTCHCERT (c)	54	1,880
Adyen N.V. (b) (c)	—	292
Arcadis N.V.	5	207
ASM International N.V.	1	845
ASML Holding N.V. - ADR	1	1,183
ASML Holding N.V.	3	3,466
ASR Nederland N.V.	11	779
BE Semiconductor Industries N.V.	3	437
CTP N.V.	6	129
HAL Trust	1	135
Heineken N.V.	7	561
IMCD N.V.	6	568
ING Groep N.V.	27	769
Koninklijke Ahold Delhaize N.V.	38	1,567
Koninklijke KPN N.V.	287	1,343
Koninklijke Philips N.V. - ADR (a) (c)	2	55
Koninklijke Philips N.V.	18	487
Koninklijke Vopak N.V.	22	990
Magnum Ice Cream Company B.V., The (b)	2	27
Magnum Ice Cream Company B.V., The (a) (b)	4	58
NN Group N.V.	17	1,338
Prosus N.V. - Class N	11	654
Randstad N.V.	5	198
STMicroelectronics N.V.	20	522

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Wolters Kluwer N.V. - Class C	7	778
		20,002
Sweden 2.8%
AAK AB (publ)	2	70
AB Sagax - Class B	5	114
Addlife AB - Class B	19	320
Addnode Group Aktiebolag (publ) - Class B	10	102
Addtech AB - Class B	8	269
Aktiebolaget Electrolux - Class B (b)	15	104
Aktiebolaget SKF - Class B	14	381
Aktiebolaget Volvo - Class A	5	154
Aktiebolaget Volvo - Class B	43	1,379
Alfa Laval AB	3	175
ASSA ABLOY AB - Class B	6	219
Atlas Copco Aktiebolag - Class A	26	460
Atlas Copco Aktiebolag - Class B	15	235
Avanza Bank Holding AB	15	579
Axfood AB	5	160
Betsson AB - Class B	16	252
Bilia AB - Class A	4	56
Billerud Aktiebolag (publ)	67	685
Boliden AB (b)	10	568
Bonesupport Holding AB (b)	1	14
Bravida Holding AB (c)	29	278
Bure Equity AB	13	354
Camurus AB (b)	—	27
Castellum Aktiebolag (a)	35	409
Dometic Group AB (publ) (c)	39	196
Electrolux Professional AB (publ) - Class B	20	141
Elekta AB (publ) - Class B	42	260
Epiroc Aktiebolag - Class A	8	173
Epiroc Aktiebolag - Class B	5	107
EQT AB (c)	1	29
Essity Aktiebolag (publ) - Class A	—	13
Essity Aktiebolag (publ) - Class B	13	370
Evolution AB (publ) (c)	2	138
G&L Beijer Ref AB - Class B	3	54
Getinge AB (publ) - Class B	19	444
H & M Hennes & Mauritz AB - Class B (a)	10	203
Hexagon Aktiebolag - Class B	13	151
Hexpol AB - Class B	9	81
HMS Networks AB (b)	1	46
Husqvarna Aktiebolag - Class B	12	63
Indutrade Aktiebolag	1	25
Lifco AB (Publ) - Class B	2	75
Lindab International AB	7	160
Loomis AB - Class B	9	367
Medicover AB - Class B	14	338
Mycronic AB (publ)	10	247
NCC Aktiebolag - Class B	10	236
NIBE Industrier AB - Class B	22	84
Nordnet AB	9	256
Nyfosa AB	15	120
Peab AB - Class B	23	210
SAAB Aktiebolag - Class B	1	68
Sandvik Aktiebolag	19	628
Scandic Hotels Group AB	37	389
Securitas AB - Class B	8	121
Skandinaviska Enskilda Banken AB - Class A	18	383
Skanska AB - Class B	9	234
Skistar Aktiebolag - Class B	6	114
SSAB AB - Class B	25	184
Svenska Cellulosa Aktiebolaget SCA - Class A	1	14
Svenska Cellulosa Aktiebolaget SCA - Class B	16	219
Svenska Handelsbanken AB - Class A	14	209
Svenska Handelsbanken AB - Class B (a)	1	14
SWECO Civil AB - Class B	15	250
Swedbank AB - Class A	12	433
Swedish Orphan Biovitrum AB (Publ) (b)	1	33
Tele2 AB - Class B	18	302
Telefonaktiebolaget LM Ericsson - Class A	1	9
Telefonaktiebolaget LM Ericsson - Class B	76	744
Telia Company AB	128	548
Thule Group AB (c)	2	62
Trelleborg AB - Class B	4	149
Truecaller AB - Class B (a)	73	153
Vitrolife AB	3	37
Volvo Cars AB - Class B (b)	10	33
Wihlborgs Fastigheter AB	27	267
		17,548
Spain 2.8%
Acciona, S.A.	2	377
ACS, Actividades de Construccion y Servicios, S.A.	12	1,173
AENA, S.M.E., S.A.	11	309
Amadeus IT Holding, S.A. (c)	18	1,320
Banco Bilbao Vizcaya Argentaria, S.A.	108	2,529
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	330
Banco de Sabadell, S.A.	381	1,508
Banco Santander, S.A.	197	2,326
Bankinter Sociedad Anonima	67	1,113
CaixaBank, S.A.	86	1,050
Cellnex Telecom, S.A. (c)	4	126
Corporacion Acciona Energias Renovables, S.A.	3	66
EDP Renovaveis, S.A. (a)	12	175
Enagas S.A.	12	188
Endesa, S.A.	10	376
Fluidra S.A.	3	81
Grifols, S.A. - Class A (a)	37	473
Iberdrola, Sociedad Anonima	24	516
Industria de Diseno Textil, S.A.	12	767
Logista Integral S.A.	6	221
Mapfre S.A.	70	353
Naturgy Energy Group S.A.	6	189
Redeia Corporacion S.A.	18	318
Repsol S.A. (a)	44	821
Telefonica, S.A. (a)	162	666
Viscofan, S.A.	1	61
		17,432
Denmark 2.0%
A.P. Moller - Maersk A/S - Class A	—	94
A.P. Moller - Maersk A/S - Class B	—	222
Ambu A/S - Class B	9	118
Cadeler A/S (b) (d)	24	113
Carlsberg A/S - Class B	5	608
Coloplast A/S - Class B	3	251
Danske Bank A/S	24	1,221
Demant A/S (b)	12	391
DSV A/S	2	620
Genmab A/S (b)	2	466
H. Lundbeck A/S - Class B	38	257
NKT A/S (b)	8	1,023
Novo Nordisk A/S - Class B	40	2,056
Novozymes A/S - Class B	8	487
Orsted A/S (b) (c)	7	136
Pandora A/S	7	767
Ringkjobing Landbobank. Aktieselskab	6	1,564
Rockwool A/S - Class A	1	18
Rockwool A/S - Class B	31	1,103
Tryg A/S	9	249
Vestas Wind Systems A/S	30	829
		12,593
Finland 1.5%
Elisa Oyj	19	831
Fortum Oyj	25	528
Hiab Oyj - Class B	8	436
Huhtamaki Oyj	7	241
Kesko Oyj - Class B	6	146
Kone Corporation - Class B	6	444
Konecranes Abp	8	904
Metso Oyj	35	612
Neste Oyj	14	329
Nokia Oyj	88	568
Nokia Oyj - Series A - ADR	17	111
Nordea Bank Abp	58	1,087
Orion Oyj - Class B	3	216
Sampo Oyj - Class A	46	556
Sampo Oyj - Class A	31	369
Stora Enso Oyj - Class R (a)	54	672

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
UPM-Kymmene Oyj	18	528
Valmet Oy (a)	11	372
Wartsila Oyj Abp	19	683
		9,633
Israel 1.3%
Africa Israel Residences Ltd.	1	83
Alrov Properties & Lodgings Ltd.	—	7
Azrieli Group Ltd.	—	40
Bank Hapoalim B.M.	23	523
Bank Leumi Le-Israel B.M.	36	783
Bezeq Israel Communications Company Ltd	73	163
Big Shopping Centers Ltd	—	59
Blue Square Real Estate Ltd	—	54
Camtek Ltd. (b)	—	20
Carasso Motors Ltd.	4	47
Cellcom Israel Ltd.	17	197
CLAL Insurance Enterprises Holdings Ltd	7	463
Delek Group Ltd.	1	137
Delta Galil Industries Ltd.	1	66
EL AL Israel Airlines Ltd. (b)	60	307
Elbit Systems Ltd.	—	38
Electra Ltd	4	138
Enlight Renewable Energy Ltd. (b)	3	125
Equital Ltd. (b)	2	121
Fattal Holdings (1998) Ltd. (b)	1	167
First International Bank of Israel Ltd.	2	145
Formula Systems (1985) Ltd.	1	156
Fox - Wizel Ltd	1	72
Harel Insurance Investments & Financial Services Ltd.	5	192
I.D.I. Insurance Company Ltd	2	117
ICL Group Ltd	8	46
Industrial Buildings Corporation Ltd	50	244
Inrom Construction Industries Ltd	8	54
Isracard Ltd.	56	273
Israel Canada (T. R) Ltd	24	122
Israel Discount Bank Limited	31	330
Magic Software Enterprises Ltd.	3	91
Matrix I.T. Ltd	3	137
Mega OR Holdings Ltd.	1	101
Melisron Limited	—	42
Menora Mivtachim Insurance Ltd.	1	87
Migdal Insurance and Financial Holdings Ltd.	21	100
Mizrahi Tefahot Bank Ltd	4	246
Nayax Ltd (b)	—	22
Nice Ltd (b)	—	20
Nova Ltd. (b)	—	38
Oil Refineries Ltd	484	150
OPC Energy Ltd	1	33
Partner Communications Ltd	13	162
Paz Retail And Energy Ltd	1	252
Phoenix Financial Ltd	10	420
Shufersal Ltd.	8	96
Strauss Group Ltd	2	63
Tamar Petroleum Ltd.	2	27
Tel Aviv Stock Exchange Ltd., The	12	360
Teva Pharmaceutical Industries Ltd - ADR (b)	4	128
Teva Pharmaceutical Industries Ltd (b)	11	358
Tower Semiconductor Ltd. (b)	—	58
Tower Semiconductor Ltd. (b)	1	144
Veridis Environment Ltd. (b)	5	61
		8,485
Hong Kong 1.3%
AIA Group Limited	115	1,184
Bank of East Asia, Limited, The	146	250
Budweiser Brewing Company APAC Limited (a) (c)	46	45
Cathay Pacific Airways Limited	83	132
CK Asset Holdings Limited	48	244
CK Hutchison Holdings Limited	40	272
CK Infrastructure Holdings Limited	15	111
CLP Holdings Limited	22	192
Dfi Retail Group Holdings Limited	44	172
First Pacific Company Limited	390	298
Guotai Junan International Holdings Limited (a)	234	77
Hang Lung Properties Limited	528	584
Hang Seng Bank, Limited	5	101
HK Electric Investments Limited (a)	72	58
HKT Trust	223	330
Hong Kong And China Gas Company Limited -The-	235	212
Hong Kong Exchanges and Clearing Limited	13	689
Johnson Electric Holdings Limited	57	217
MH Development Limited (b) (e)	12	—
MTR Corporation Limited (a)	34	130
New World Development Company Limited (b)	104	97
PCCW Limited	124	86
Sino Land Company Limited	237	311
Sun Hung Kai Properties Limited	15	183
SUNeVision Holdings Ltd. (a)	46	27
Swire Pacific Limited - Class A	13	101
Swire Properties Limited	56	151
Techtronic Industries Company Limited	34	392
United Laboratories International Holdings Ltd (a)	150	223
VTech Holdings Limited	13	98
WH Group Limited (c)	400	446
Wharf Real Estate Investment Company Limited	43	136
Xinyi Glass Holdings Limited (a)	164	174
Yue Yuen Industrial (Holdings) Limited	99	204
		7,927
Singapore 1.2%
ASMPT Limited	23	230
Capitaland Investment Limited	75	157
ComfortDelGro Corporation Limited	80	92
DBS Group Holdings Ltd	27	1,170
Genting Singapore Limited	238	134
Golden Agri-Resources Ltd.	640	142
Hafnia Limited	13	70
Jardine Cycle & Carriage Limited	26	692
Keppel Ltd.	91	736
NetLink NBN Trust	182	137
Olam Group Limited	51	38
Oversea-Chinese Banking Corporation Limited	33	513
SATS Ltd.	49	145
Seatrium Limited (a)	357	598
Sembcorp Industries Ltd (a)	63	295
Singapore Airlines Limited	81	403
Singapore Exchange Limited	33	437
Singapore Land Group Limited	27	67
Singapore Technologies Engineering Ltd	30	198
Singapore Telecommunications Limited	77	275
United Overseas Bank Limited	23	621
UOL Group Limited	10	67
Venture Corporation Limited	25	298
Wilmar International Limited	108	258
		7,773
Belgium 1.0%
Ackermans	3	831
Ageas SA/NV	7	480
Anheuser-Busch InBev	24	1,538
Argenx SE (b)	—	147
Azelis Group	6	68
CMB.TECH	2	16
CMB.TECH (a)	1	13
Colruyt Group	3	101
DEME Group	—	64
D'Ieteren Group	2	370
KBC Groep	9	1,237
Lotus Bakeries (a)	—	259
Solvay (a)	6	181
UCB	3	901
Umicore	11	239
		6,445
Norway 0.7%
Aker BP ASA	10	241
Aker Solutions ASA (c)	25	75
Atea ASA	10	153
Bluenord ASA	2	99
Borregaard ASA	4	83
Bw Lpg Limited	5	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
DNB Bank ASA	8	230
DOF Group ASA	8	72
Elkem ASA (c)	42	128
Entra ASA (c)	1	12
Equinor ASA	22	510
Eurizon Opportunita	22	205
Frontline PLC	4	83
Gjensidige Forsikring ASA	3	89
Hoegh Autoliners ASA	11	106
Kongsberg Gruppen ASA	4	104
Leroy Seafood Group ASA	5	27
Link Mobility Group Holding ASA (b) (d)	14	47
Mowi ASA	3	78
Nordic Semiconductor ASA (b)	4	49
Norsk Hydro ASA	31	238
Odfjell Drilling Ltd.	10	83
Orkla ASA	3	34
Protector Forsikring ASA	2	110
SalMar ASA	—	16
Scatec ASA (b) (c)	12	130
Sparebank 1 Ostlandet	3	68
Sparebank 1 Sor-Norge ASA	7	132
Storebrand ASA	15	258
Telenor ASA	7	106
TGS-NOPEC Geophysical Company	8	73
TOMRA Systems ASA	3	40
Var Energi ASA	7	24
Veidekke ASA	9	156
Vend Marketplaces ASA - Class B	3	93
Wallenius Wilhelmsen ASA	6	58
Yara International ASA	2	87
		4,167
United States of America 0.6%
Ashtead Group Public Limited Company	22	1,488
Brookfield Infrastructure Corporation - Class A	1	27
International Paper Company	16	611
James Hardie Industries Public Limited Company - CHESS	7	152
Reliance Worldwide Corporation Limited (a)	88	226
Samsonite Group S.A. (c)	121	310
Universal Music Group N.V.	17	441
Waste Connections, Inc.	4	635
		3,890
Austria 0.6%
Andritz AG	5	355
BAWAG Group AG (c)	6	874
Erste Group Bank AG	6	747
OMV Aktiengesellschaft	8	459
Raiffeisen Bank International AG	1	51
Strabag SE	1	86
Telekom Austria Aktiengesellschaft	7	69
UNIQA Insurance Group AG	8	146
Verbund AG	1	91
voestalpine AG	16	715
Wienerberger AG	5	176
		3,769
Ireland 0.5%
AIB Group Public Limited Company	151	1,612
Bank of Ireland Group Public Limited Company	50	968
Kerry Group Public Limited Company - Class A	3	241
Kingspan Group Public Limited Company	6	499
		3,320
Cote D'Ivoire 0.3%
Endeavour Mining Corporation	34	1,740
Portugal 0.3%
Banco Comercial Portugues S.A.	607	639
EDP, S.A.	67	306
Galp Energia, SGPS, S.A. - Class B	31	532
Jeronimo Martins, SGPS S.A.	7	161
		1,638
Zambia 0.3%
First Quantum Minerals Ltd (b)	60	1,609
New Zealand 0.2%
Air New Zealand Limited	113	38
Auckland International Airport Limited	20	95
Chorus Limited	20	108
Contact Energy Limited	13	67
Fisher & Paykel Healthcare Corporation Limited	6	119
Fletcher Building Limited (b)	55	115
Freightways Group Limited	15	126
Genesis Energy Limited	82	114
Infratil Limited	9	56
Mainfreight Limited	3	133
Mercury NZ Limited	10	38
Meridian Energy Limited	15	48
Port of Tauranga Limited	2	11
Ryman Healthcare Limited (b)	21	35
Summerset Group Holdings Limited	14	99
The a2 Milk Company Limited (a)	17	103
Vector Limited	4	11
Xero Limited (b)	3	263
		1,579
China 0.1%
BOC Hong Kong (Holdings) Limited	42	213
China Shandong Hi-Speed Financial Group Limited (a) (b)	11	2
Cowell E Holdings Inc. (a) (b)	28	99
SITC International Holdings Company Limited	107	383
		697
Macau 0.1%
Galaxy Entertainment Group Limited	49	241
MGM China Holdings Limited	15	25
Sands China Ltd.	32	80
Wynn Macau, Limited	111	85
		431
Argentina 0.1%
Tenaris S.A.	20	395
Chile 0.0%
Antofagasta PLC	5	228
Poland 0.0%
InPost S.A. (a) (b)	18	222
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	38
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $478,904)		617,095
PREFERRED STOCKS 1.1%
Germany 0.6%
Bayerische Motoren Werke Aktiengesellschaft	1	131
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	3	167
Henkel AG & Co. KGaA (f)	11	886
Jungheinrich Aktiengesellschaft	4	167
Porsche Automobil Holding SE (f)	17	810
Sartorius Aktiengesellschaft	—	53
Volkswagen Aktiengesellschaft (f)	12	1,428
		3,642
Switzerland 0.5%
Roche Holding AG	8	3,406
Total Preferred Stocks (cost $6,370)		7,048
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b) (g)	—	1
Canada 0.0%
Constellation Software Inc. (b) (e)	—	—
Total Warrants (cost $0)		1
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.7%
JNL Government Money Market Fund - Class SL, 3.74% (h) (i)	10,338	10,338

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 3.64% (h) (i)	5,242	5,242
Total Short Term Investments (cost $15,580)		15,580
Total Investments 101.4% (cost $500,854)		639,724
Other Derivative Instruments (0.0)%		(21)
Other Assets and Liabilities, Net (1.4)%		(8,922)
Total Net Assets 100.0%		630,781

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $175 and 0.0% of the Fund.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	2,166	183,334	180,258	177	—	—	5,242	0.8
JNL Government Money Market Fund, 3.74% - Class SL	3,131	59,602	52,395	172	—	—	10,338	1.7
	5,297	242,936	232,653	349	—	—	15,580	2.5

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	907	1,880	0.3
Adyen N.V.	11/24/21	316	292	0.1
Aker Solutions ASA	08/15/25	73	75	—
Amadeus IT Holding, S.A.	07/17/20	1,318	1,320	0.2
Amundi	08/21/25	333	357	0.1
BAWAG Group AG	05/29/20	458	874	0.1
Bravida Holding AB	01/13/25	266	278	0.1
Budweiser Brewing Company APAC Limited	05/03/24	59	45	—
Cellnex Telecom, S.A.	06/25/19	163	126	—
Dometic Group AB (publ)	05/22/23	256	196	—
Elkem ASA	04/11/23	99	128	—
Emera Incorporated	01/05/21	256	291	0.1
Entra ASA	01/10/24	11	12	—
EQT AB	06/13/25	21	29	—
Euronext N.V.	11/18/20	628	860	0.1
Evolution AB (publ)	05/06/22	185	138	—
Hapag-Lloyd Aktiengesellschaft	10/25/21	191	138	—
Knorr - Bremse Aktiengesellschaft	10/17/23	1,087	1,427	0.2
Koninklijke Philips N.V.	08/06/21	72	55	—
Orsted A/S	12/23/20	225	136	—
Poste Italiane - Societa' Per Azioni	08/23/22	139	249	0.1
Samsonite Group S.A.	08/25/23	355	310	0.1
Scatec ASA	05/12/22	98	130	—
Scout24 SE	09/09/25	800	681	0.1
Siemens Healthineers AG	03/04/21	214	196	—
Thule Group AB	05/10/23	60	62	—
VAT Group AG	10/18/23	511	578	0.1
Ventia Services Group Limited	02/06/25	561	700	0.1
WH Group Limited	03/02/21	291	446	0.1
Zalando SE	08/13/25	606	636	0.1
		10,559	12,645	2.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/DFA International Core Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	8	March 2026	2,792	(21)	(35)

JNL/DFA International Core Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	HSB	01/05/26	JPY	28,584	182	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	87,076	530,019	—	617,095
Preferred Stocks	—	7,048	—	7,048
Warrants	—	1	—	1
Short Term Investments	15,580	—	—	15,580
	102,656	537,068	—	639,724
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(35)	—	—	(35)
Open Forward Foreign Currency Contracts	—	—	—	—
	(35)	—	—	(35)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 27.7%
8X8, Inc. (a)	8	17
A10 Networks, Inc.	3	50
Accenture Public Limited Company - Class A	12	3,150
ACI Worldwide, Inc. (a)	5	237
Adeia Inc.	9	147
Adobe Inc. (a)	5	1,912
Advanced Energy Industries, Inc.	2	361
Advanced Micro Devices, Inc. (a)	18	3,856
Akamai Technologies, Inc. (a)	5	430
Alarm.Com Holdings, Inc. (a)	2	117
Allegro Microsystems Inc. (a)	4	107
Alpha and Omega Semiconductor Limited (a)	2	49
Amdocs Limited	5	400
Amkor Technology, Inc.	8	312
Amphenol Corporation - Class A	20	2,657
Amtech Systems, Inc. (a)	1	12
Analog Devices, Inc.	6	1,567
AppFolio, Inc. - Class A (a)	—	116
Apple Inc.	263	71,521
Applied Materials, Inc.	10	2,573
Applied Optoelectronics, Inc. (a)	1	36
AppLovin Corporation - Class A (a)	4	3,019
Arista Networks, Inc. (a)	10	1,368
Arrow Electronics, Inc. (a)	3	348
ASGN Incorporated (a)	2	98
Astera Labs, Inc. (a)	1	220
Atlassian Corporation - Class A (a)	1	157
Aurora Innovations Inc. - Class A (a)	15	57
Autodesk, Inc. (a)	4	1,117
AvePoint, Inc. - Class A (a)	3	39
Aviat Networks, Inc. (a)	1	24
Avnet, Inc.	5	259
Axcelis Technologies, Inc. (a)	2	123
Badger Meter, Inc.	1	198
Bel Fuse Inc. - Class B	1	97
Belden Inc.	2	212
Benchmark Electronics, Inc.	3	124
Bentley Systems, Incorporated - Class B	8	299
Bill Holdings, Inc. (a)	4	199
Blackbaud, Inc. (a)	2	102
Blackline, Inc. (a)	1	82
Box, Inc. - Class A (a)	5	149
Broadcom Inc.	58	20,187
C3.ai, Inc. - Class A (a)	3	39
Cadence Design Systems, Inc. (a)	3	862
Calix, Inc. (a)	2	101
CCC Intelligent Solutions Holdings Inc. (a)	11	87
CDW Corp.	4	500
Cerence Inc. (a)	2	26
CEVA Inc. (a)	1	17
Ciena Corporation (a)	5	1,248
Cirrus Logic, Inc. (a)	2	269
Cisco Systems, Inc.	48	3,730
Clear Secure, Inc. - Class A	2	73
Clearfield, Inc. (a)	1	18
Cloudflare, Inc. - Class A (a)	3	501
Cognex Corporation	4	157
Cognizant Technology Solutions Corporation - Class A	13	1,118
Coherent Corp. (a)	5	975
Cohu, Inc. (a)	2	43
CommScope Holding Company, Inc. (a)	2	44
CommVault Systems, Inc. (a)	1	100
Comtech Telecommunications Corp. (a)	1	6
Consensus Cloud Solutions, Inc. (a)	1	31
Corning Incorporated	14	1,269
Corsair Gaming, Inc. (a)	3	18
Crane Nxt, Co.	3	136
Credo Technology Group Holding Ltd (a)	2	353
CrowdStrike Holdings, Inc. - Class A (a)	1	616
CTS Corporation	2	87
Daily Journal Corporation (a) (b)	—	39
Daktronics, Inc. (a)	4	75
Datadog, Inc. - Class A (a)	2	320
Dell Technologies Inc. - Class C	4	523
Digi International Inc. (a)	3	127
Digital Turbine USA, Inc. (a)	5	26
DigitalOcean Holdings, Inc. (a)	3	149
Diodes Incorporated (a)	2	107
DocuSign, Inc. (a)	4	270
Dolby Laboratories, Inc. - Class A	2	141
Dropbox, Inc. - Class A (a)	9	246
DXC Technology Company (a)	14	198
Dynatrace, Inc. (a)	6	249
Enphase Energy, Inc. (a)	3	91
Entegris, Inc.	3	274
EPAM Systems, Inc. (a)	1	273
ePlus Inc.	1	97
F5, Inc. (a)	3	687
Fabrinet (a)	1	586
Fair Isaac Corporation (a)	—	659
Fastly, Inc. - Class A (a)	7	74
First Solar, Inc. (a)	3	762
Flex Ltd. (a)	18	1,108
Formfactor, Inc. (a)	2	126
Fortinet, Inc. (a)	14	1,075
Frequency Electronics, Inc. (a)	1	54
Freshworks, Inc. - Class A (a)	6	69
Gartner, Inc. (a)	2	392
Gen Digital Inc.	25	670
Globalfoundries Inc. (a)	4	153
Globant S.A. (a)	1	71
GoDaddy Inc. - Class A (a)	3	351
Grid Dynamics Holdings, Inc. - Class A (a)	4	40
Guidewire Software, Inc. (a)	2	388
Hackett Group, Inc., The	2	37
Harmonic, Inc. (a)	7	70
Hewlett Packard Enterprise Company	40	970
HP, Inc.	15	330
HubSpot, Inc. (a)	1	207
I3 Verticals, Inc. - Class A (a)	2	42
Ichor Holdings, Ltd. (a)	2	45
Information Services Group, Inc.	4	22
Insight Enterprises, Inc. (a)	1	74
Intapp US, Inc. (a)	1	41
Intel Corporation (a)	71	2,626
InterDigital, Inc.	1	449
International Business Machines Corporation	16	4,875
Intuit Inc.	3	1,984
ionQ, Inc. (a) (b)	2	69
IPG Photonics Corporation (a)	2	133
Itron, Inc. (a)	2	206
Jabil Inc.	5	1,151
JAMF Holding Corp. (a)	2	29
Key Tronic Corporation (a)	—	1
Keysight Technologies, Inc. (a)	4	764
KLA Corporation	3	3,377
Klaviyo, Inc. - Series A (a)	1	17
Knowles Corporation (a)	6	134
Kulicke and Soffa Industries, Inc.	3	116
KVH Industries, Inc. (a)	2	11
Kyndryl Holdings, Inc. (a)	16	416
Lam Research Corporation	21	3,676
Lattice Semiconductor Corporation (a)	1	65
Littelfuse, Inc.	1	236
LiveRamp Holdings, Inc. (a)	2	57
Lumentum Holdings Inc. (a)	2	782
MACOM Technology Solutions Holdings, Inc. (a)	2	332
Magnachip Semiconductor Corporation (a)	4	10
Manhattan Associates, Inc. (a)	1	114
Marvell Technology, Inc.	10	843
MaxLinear, Inc. (a)	4	73
Methode Electronics, Inc.	2	13
Microchip Technology Incorporated	11	708
Micron Technology, Inc.	17	4,942
Microsoft Corporation	119	57,731

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Mirion Technologies (US), Inc. - Class A (a)	9	219
Mitek Systems, Inc. (a)	1	10
MKS Inc.	2	307
MongoDB, Inc. - Class A (a)	1	413
Monolithic Power Systems, Inc.	1	614
Motorola Solutions, Inc.	3	1,237
N-Able, Inc. (a)	6	42
Napco Security Technologies, Inc.	2	82
nCino OpCo, Inc. (a)	2	58
NCR Voyix Corporation (a)	6	65
NetApp, Inc.	6	607
NETGEAR, Inc. (a)	2	54
NetScout Systems, Inc. (a)	5	146
Nlight, Inc. (a)	2	76
Novanta Inc. (a)	1	142
Nutanix, Inc. - Class A (a)	3	180
NVE Corporation	—	28
NVIDIA Corporation	431	80,328
NXP Semiconductors N.V.	9	1,866
Okta, Inc. - Class A (a)	4	342
ON Semiconductor Corporation (a)	12	630
ON24, Inc. (a)	6	50
OneSpan Inc.	3	43
Onto Innovation Inc. (a)	2	290
Oracle Corporation	30	5,844
OSI Systems, Inc. (a)	1	221
Palantir Technologies Inc. - Class A (a)	13	2,325
Palo Alto Networks, Inc. (a)	5	1,012
PAR Technology Corporation (a) (b)	2	78
PC Connection, Inc.	2	102
PDF Solutions, Inc. (a)	2	68
Pegasystems Inc.	5	282
Penguin Solutions, Inc. (a)	3	64
Photronics, Inc. (a)	3	102
Plexus Corp. (a)	1	216
Power Integrations, Inc.	2	62
Progress Software Corporation (a)	2	104
PTC Inc. (a)	2	434
Pure Storage, Inc. - Class A (a)	4	285
Q2 Holdings, Inc. (a)	1	73
Qnity Electronics, Inc.	5	439
Qorvo, Inc. (a)	4	311
Qualcomm Incorporated	19	3,265
Qualys, Inc. (a)	1	176
Ralliant Corporation	3	169
Rambus Inc. (a)	3	300
Ribbon Communications Inc. (a)	7	20
Richardson Electronics, Ltd.	1	7
Rigetti Computing, Inc. (a)	1	23
RingCentral, Inc. - Class A (a)	4	107
Riot Platforms, Inc. (a)	11	133
Rogers Corporation (a)	1	87
Roper Technologies, Inc.	1	656
Rubrik, Inc. - Class A (a)	2	138
Salesforce, Inc.	12	3,303
Samsara Inc. - Class A (a)	3	91
SanDisk LLC (a)	4	841
Sanmina Corporation (a)	3	480
ScanSource, Inc. (a)	2	63
Seagate Technology Holdings Public Limited Company	4	1,195
Semrush Holdings, Inc. - Class A (a)	2	27
SentinelOne, Inc. - Class A (a)	5	71
ServiceNow, Inc. (a)	9	1,402
Silicon Laboratories Inc. (a)	2	205
Sitime Corporation (a)	1	280
Skyworks Solutions, Inc.	5	310
Snowflake Inc. - Class A (a)	1	326
SolarEdge Technologies Ltd. (a) (b)	1	29
SPS Commerce, Inc. (a)	—	35
Super Micro Computer, Inc. (a)	12	341
Synaptics Incorporated (a)	1	110
Synchronoss Technologies, Inc. (a)	—	4
Synopsys, Inc. (a)	2	977
TD SYNNEX Corporation	4	561
TE Connectivity Public Limited Company	7	1,640
Teledyne Technologies Incorporated (a)	1	685
Telos Corporation (a)	5	27
Teradata Corporation (a)	3	94
Teradyne, Inc.	2	410
Texas Instruments Incorporated	14	2,454
TransAct Technologies Incorporated (a)	—	—
Trimble Inc. (a)	7	570
TTM Technologies, Inc. (a)	7	514
Twilio Inc. - Class A (a)	5	689
Tyler Technologies, Inc. (a)	1	382
Uipath, Inc. - Class A (a)	10	163
Ultra Clean Holdings, Inc. (a)	3	76
Unisys Corporation (a)	4	11
Unity Software Inc. (a)	8	363
Universal Display Corporation	1	133
Veeco Instruments Inc. (a)	3	88
VeriSign, Inc.	2	474
Vertex, Inc. - Class A (a)	2	39
ViaSat, Inc. (a)	2	79
Viavi Solutions Inc. (a)	10	170
Vishay Intertechnology, Inc.	5	74
Vishay Precision Group, Inc. (a)	1	27
Vontier Corporation	10	365
Western Digital Corporation	11	1,831
Workday, Inc. - Class A (a)	2	356
Xerox Holdings Corporation (b)	13	30
Yext, Inc. (a)	10	78
Zebra Technologies Corporation - Class A (a)	2	381
Zeta Global Holdings Corp. - Class A (a)	4	90
Zoom Communications, Inc. - Class A (a)	7	589
Zscaler, Inc. (a)	1	289
		357,531
Financials 16.3%
1st Security Bank of Washington	1	21
1st Source Corporation	2	124
Acacia Research Corporation (a)	2	7
ACNB Corporation	1	41
Affiliated Managers Group, Inc.	2	517
Affirm Holdings, Inc. - Class A (a)	6	456
AFLAC Incorporated	11	1,258
Allstate Corporation, The	7	1,431
Ally Financial Inc.	15	676
Amalgamated Financial Corp.	2	70
Amerant Bancorp Inc. - Class A	2	32
American Coastal Insurance Corporation	1	19
American Express Company	9	3,413
American Financial Group, Inc.	5	651
American International Group, Inc.	14	1,229
Ameriprise Financial, Inc.	3	1,539
Ameris Bancorp	5	352
Amerisafe, Inc.	1	54
AON Public Limited Company - Class A	4	1,341
Apollo Global Management, Inc.	6	848
Arch Capital Group Ltd. (a)	10	1,006
Ares Management Corporation - Class A	2	330
Arrow Financial Corporation	2	67
Arthur J. Gallagher & Co.	3	796
Artisan Partners Asset Management Inc. - Class A	4	150
Associated Banc-Corp	11	281
Assurant, Inc.	3	667
Assured Guaranty Ltd.	3	303
Atlantic Union Bank	8	266
Atlanticus Holdings Corporation (a)	1	66
AXIS Capital Holdings Limited	4	441
Axos Financial, Inc. (a)	4	341
B. Riley & Co., LLC (a) (b)	2	7
Baldwin Insurance Group, Inc., The - Class A (a)	1	28
Banc of California, Inc.	2	34
BancFirst Corporation	2	226
Bancorp, Inc., The (a)	3	205
Bank of America Corporation	113	6,228
Bank of Hawaii Corporation	3	185
Bank of Marin Bancorp	2	44
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Bank of N.T. Butterfield & Son Limited, The	3	164
Bank of New York Mellon Corporation, The	16	1,906
Bank OZK	8	351
BankFinancial Corporation (b)	2	26
BankUnited, Inc.	5	234
Banner Corporation	2	119
Bar Harbor Bankshares	1	41
Baycom Corp	1	27
BCB Bancorp, Inc.	1	11
Beacon Financial Corporation	7	189
Berkshire Hathaway Inc. - Class B (a)	28	13,836
BGC Group, Inc. - Class A	20	177
BlackRock, Inc.	2	1,817
Blackstone Inc. - Class A	7	1,016
Block, Inc. - Class A (a)	7	450
Blue Foundry Bancorp (a)	2	19
BOK Financial Corporation	4	511
Bread Financial Payments, Inc.	3	198
Bridgewater Bancshares, Inc. (a) (c)	1	18
Brighthouse Financial, Inc. (a)	5	294
Brightsphere Investment Group Inc.	2	84
Brown & Brown, Inc.	8	652
Burke & Herbert Financial Services Corp.	—	26
Business First Bancshares, Inc.	1	37
Byline Bancorp, Inc.	3	101
C&F Financial Corporation	—	3
Cadence Bank	12	506
Camden National Corporation	2	70
Cantaloupe, Inc. (a)	2	26
Capital Bancorp, Inc.	—	12
Capital City Bank Group, Inc.	1	43
Capital One Financial Corporation	10	2,528
Capitol Federal Financial	13	92
Carlyle Group Inc., The	11	680
Carter Bankshares, Inc. (a)	2	48
Cass Information Systems, Inc.	1	52
Cathay General Bancorp	5	224
CBOE Global Markets, Inc.	3	705
Central Pacific Financial Corp.	3	90
Charles Schwab Corporation, The	27	2,733
Chubb Limited	6	1,895
Cincinnati Financial Corporation	4	697
Citigroup Inc.	29	3,385
Citizens & Northern Corporation	1	15
Citizens Financial Group, Inc.	13	764
Citizens, Inc. - Class A (a) (b)	4	18
City Holding Company	1	118
Civista Bancshares, Inc.	2	49
CME Group Inc. - Class A	4	1,173
CNB Financial Corporation	2	57
CNO Financial Group, Inc.	1	62
Coastal Financial Corporation (a)	—	29
Cohen & Steers, Inc.	2	124
Coinbase Global, Inc. - Class A (a)	2	557
Columbia Banking System, Inc.	12	331
Columbia Financial, Inc. (a)	6	87
Comerica Incorporated	7	611
Commerce Bancshares, Inc.	7	348
Community Financial System, Inc.	3	173
Community Trust Bancorp, Inc.	1	80
Community West Bancshares	—	5
ConnectOne Bancorp, Inc.	5	118
Consumer Portfolio Services, Inc. (a)	2	20
Corebridge Financial, Inc.	28	837
Corpay Inc. (a)	3	876
Crawford & Company - Class A	2	20
Crawford & Company - Class B	1	15
Credit Acceptance Corporation (a) (b)	1	249
Cullen/Frost Bankers, Inc.	3	425
Customers Bancorp, Inc. (a)	2	170
CVB Financial Corp.	7	129
Diamond Hill Investment Group, Inc. - Class A	—	70
Dime Community Bancshares, Inc.	3	94
Donegal Group Inc. - Class A	2	32
Donnelley Financial Solutions, Inc. (a)	2	71
Eagle Bancorp, Inc.	3	55
East West Bancorp, Inc.	8	868
Eastern Bankshares, Inc.	8	145
eHealth, Inc. (a)	2	7
Employers Holdings, Inc.	2	75
Enact Holdings, Inc.	1	27
Encore Capital Group, Inc. (a)	2	90
Enova International, Inc. (a)	2	286
Enterprise Financial Services Corp.	3	140
Equitable Holdings, Inc.	11	513
Equity Bancshares, Inc. - Class A	1	48
Erie Indemnity Company - Class A	1	193
Esquire Financial Holdings, Inc.	—	30
Essent Group Ltd.	6	403
Euronet Worldwide, Inc. (a)	2	168
Evercore Inc. - Class A	2	583
Everest Group, Ltd.	2	510
EVERTEC, Inc.	1	34
EZCORP, Inc. - Class A (a)	3	66
F&G Annuities & Life, Inc.	2	72
F.N.B. Corporation	23	387
FactSet Research Systems Inc.	1	294
Farmers National Banc Corp.	1	11
FB Financial Corporation	4	206
Federal Agricultural Mortgage Corporation - Class C	1	125
Federated Hermes, Inc. - Class B	5	253
Fidelity National Financial, Inc. - Class A	13	684
Fidelity National Information Services, Inc.	14	913
Fifth Third Bancorp	18	828
Financial Institutions, Inc.	2	59
First American Financial Corporation	6	394
First Bancorp	3	157
First Bancorp	10	213
First Bancorp, Inc., The	1	30
First Bank of New Jersey	1	19
First Busey Corporation	5	127
First Business Financial Services, Inc.	1	51
First Citizens BancShares, Inc. - Class A	—	852
First Commonwealth Financial Corporation	6	105
First Community Bancshares, Inc.	2	59
First Financial Bancorp.	6	154
First Financial Bankshares, Inc.	6	194
First Financial Corporation	1	58
First Foundation Inc. (a)	4	25
First Hawaiian, Inc.	9	215
First Horizon Corporation	23	544
First Internet Bancorp	1	18
First Interstate BancSystem, Inc. - Class A	7	234
First Merchants Corporation	4	158
First Mid Bancshares, Inc.	2	64
First Western Financial, Inc. (a)	1	14
FirstCash, Inc.	3	456
Fiserv, Inc. (a)	11	718
Flagstar Bank, National Association	12	145
Flushing Financial Corporation	3	53
Flywire Corporation (a)	—	6
Franklin Resources, Inc.	17	401
Fulton Financial Corporation	10	189
FVCBankcorp, Inc.	2	22
Genworth Financial, Inc. - Class A (a)	25	222
German American Bancorp, Inc.	3	107
Glacier Bancorp, Inc.	6	256
Global Payments Inc.	7	520
Globe Life Inc.	5	639
Goldman Sachs Group, Inc., The	6	4,865
Goosehead Insurance, Inc. - Class A	1	69
Great Southern Bancorp, Inc.	1	73
Green Dot Corporation - Class A (a)	3	45
Greenlight Capital Re, Ltd. - Class A (a)	3	47
Hamilton Lane Incorporated - Class A	1	198
Hancock Whitney Corporation	6	361
Hanmi Financial Corporation	3	73
Hanover Insurance Group Inc., The	2	409
Hartford Insurance Group, Inc., The	13	1,849
HBT Financial, Inc.	1	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
HCI Group, Inc.	1	150
Hennessy Advisors, Inc.	—	4
Heritage Commerce Corp	5	55
Heritage Financial Corporation	3	80
Heritage Insurance Holdings, Inc. (a)	3	78
Hilltop Holdings Inc.	5	164
Hingham Institution For Savings, The	—	60
Home BancShares, Inc.	11	318
Hometrust Bancshares, Inc.	1	62
Hope Bancorp, Inc.	6	69
Horace Mann Educators Corporation	3	146
Horizon Bancorp, Inc.	5	77
Houlihan Lokey, Inc. - Class A	3	466
Huntington Bancshares Incorporated	44	756
Independence Holdings, LLC	8	515
Independent Bank Corp.	3	227
Independent Bank Corporation	2	69
Interactive Brokers Group, Inc. - Class A	4	276
Intercontinental Exchange, Inc.	8	1,254
International Bancshares Corporation	4	285
International Money Express Inc. (a)	3	44
Invesco Ltd.	21	552
Investors Title Company	—	25
Jack Henry & Associates, Inc.	3	528
James River Group Holdings, Ltd.	2	10
Janus Henderson Group PLC	10	477
Jefferies Financial Group Inc.	8	504
JPMorgan Chase & Co.	59	19,137
Kearny Financial Corp	5	34
Kestrel Group Ltd (a)	—	5
KeyCorp	30	611
Kinsale Capital Group, Inc.	1	419
KKR & Co. Inc. - Class A	6	810
Lakeland Financial Corporation	2	100
Lazard, Inc.	4	175
LendingClub Corporation (a)	9	172
LendingTree, Inc. (a)	—	23
Lincoln National Corporation	7	314
Live Oak Bancshares, Inc.	2	74
Loews Corporation	7	734
LPL Financial Holdings Inc.	3	1,081
M&T Bank Corporation	4	840
Markel Group Inc. (a)	—	821
MarketAxess Holdings Inc.	1	143
Marqeta, Inc. - Class A (a)	7	31
Marsh & Mclennan Companies, Inc.	9	1,683
MasterCard Incorporated - Class A	16	9,148
Mechanics Bancorp - Class A	3	42
Mercantile Bank Corporation	2	79
Merchants Bancorp, Inc.	2	80
Mercury General Corporation	4	337
MetLife, Inc.	19	1,492
Metrocity Bankshares, Inc.	1	23
Metropolitan Bank Holding Corp.	1	75
MGIC Investment Corporation	15	451
Mid Penn Bancorp, Inc.	1	18
Midland States Bancorp, Inc.	2	33
MidWestOne Financial Group, Inc.	1	29
Moelis & Company - Class A	1	71
Moody's Corporation	3	1,446
Morgan Stanley	28	4,923
Morningstar, Inc.	2	463
MSCI Inc. - Class A	1	859
MVB Financial Corp.	1	15
Nasdaq, Inc.	15	1,438
National Bank Holdings Corporation - Class A	2	88
National Bankshares, Inc.	—	2
Navient Corporation	6	73
NB Bancorp, Inc.	—	5
NBT Bancorp Inc.	4	147
NCR Atleos Corporation (a)	5	191
Nelnet, Inc. - Class A	2	231
NI Holdings Inc. (a)	1	12
Nicolet Bankshares, Inc.	1	129
NMI Holdings, Inc. - Class A (a)	5	186
Northeast Bank	—	52
Northern Trust Corporation	6	796
Northfield Bancorp Inc.	5	60
Northrim Bancorp, Inc.	2	43
Northwest Bancshares, Inc.	10	121
Norwood Financial Corp. (b)	—	9
OceanFirst Financial Corp.	5	86
Octave Specialty Group, Inc. (a)	2	19
OFG Bancorp	3	139
Old National Bancorp	22	496
Old Republic International Corporation	12	546
Old Second Bancorp, Inc.	1	14
Onity Group Inc. (a)	—	11
Open Lending Corporation - Class A (a)	3	5
Oppenheimer Holdings Inc. - Class A	1	79
Origin Bancorp, Inc.	1	31
Orrstown Financial Services, Inc.	1	34
Oscar Health, Inc. - Class A (a)	5	78
P.C.B. Bancorp, Inc.	1	12
Palomar Holdings, Inc. (a)	1	108
Park National Corporation	1	134
Parke Bancorp, Inc.	1	17
Pathward Financial, Inc.	2	110
Paymentus Holdings, Inc. - Class A (a)	1	29
Payoneer Global Inc. (a)	13	74
PayPal Holdings, Inc.	22	1,259
Paysafe Limited (a)	5	37
Peapack-Gladstone Financial Corporation	1	36
PennyMac Financial Services, Inc.	1	137
Peoples Bancorp Inc.	2	63
Peoples Financial Services Corp.	—	10
Pinnacle Financial Partners, Inc.	4	347
Pioneer Bancorp, Inc. (a)	1	16
Piper Sandler Companies	1	278
PJT Partners Inc. - Class A	1	116
Popular, Inc.	4	551
PRA Group, Inc. (a)	4	63
Preferred Bank	1	102
Primerica, Inc.	2	606
Primis Financial Corp.	3	43
Principal Financial Group, Inc.	6	569
ProAssurance Corporation (a)	4	108
PROG Holdings, Inc.	2	61
Progressive Corporation, The	10	2,241
Prosperity Bancshares, Inc.	5	331
Provident Financial Holdings, Inc.	—	7
Provident Financial Services, Inc.	8	158
Prudential Financial, Inc.	9	997
QCR Holdings, Inc.	1	81
Radian Group Inc.	9	307
Raymond James Financial, Inc.	6	947
Red River Bancshares, Inc.	—	13
Regional Management Corp.	2	70
Regions Financial Corporation	27	734
Reinsurance Group of America, Incorporated	3	556
Remitly Global, Inc. (a)	4	51
RenaissanceRe Holdings Ltd	2	584
Renasant Corporation	5	176
Repay Holdings Corporation - Class A (a)	2	7
Republic Bancorp, Inc. - Class A	2	104
RLI Corp.	4	240
Robinhood Markets, Inc. - Class A (a)	20	2,266
Rocket Companies, Inc. - Class A	45	863
Root LLC - Class A (a)	—	10
S & T Bancorp, Inc.	3	105
S&P Global Inc.	4	1,883
Safety Insurance Group, Inc.	1	90
Seacoast Banking Corporation of Florida	4	118
SEI Investments Company	6	510
Selective Insurance Group, Inc.	4	295
ServisFirst Bancshares, Inc.	3	187
Shore Bancshares, Inc.	1	26
Sierra BanCorp	1	48
Simmons First National Corporation - Class A	8	142
SiriusPoint Ltd. (a)	9	194

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Skyward Specialty Insurance Group, Inc. (a)	3	132
SLM Corporation	12	330
Smartfinancial, Inc.	1	33
SoFi Technologies, Inc. (a)	19	485
South Plains Financial, Inc.	—	13
Southern First Bancshares, Inc. (a)	1	62
Southern Missouri Bancorp, Inc.	1	34
Southside Bancshares, Inc.	3	80
Southstate Bank Corporation	6	537
State Street Corporation	8	970
Stellar Bancorp, Inc.	1	40
Stewart Information Services Corporation	1	104
Stifel Financial Corp.	5	618
Stock Yards Bancorp, Inc.	2	125
StoneX Group Inc. (a)	4	356
Synchrony Financial	11	914
Synovus Financial Corp.	8	387
T. Rowe Price Group, Inc.	7	698
Texas Capital Bancshares, Inc. (a)	3	245
TFS Financial Corporation	11	142
The PNC Financial Services Group, Inc.	7	1,390
The Western Union Company (b)	20	190
Tiptree Inc.	3	54
Toast, Inc. - Class A (a)	7	253
Tompkins Financial Corporation	1	86
TowneBank	5	170
TPG Inc. - Class A	1	48
Tradeweb Markets Inc. - Class A	3	332
Travelers Companies, Inc., The	11	3,214
TriCo Bancshares	3	121
Triumph Financial, Inc. (a)	1	63
Truist Financial Corporation	24	1,170
Trupanion, Inc. (a)	1	37
Trustco Bank Corp N Y	2	78
Trustmark Corporation	4	173
U.S. Bancorp	26	1,376
UMB Financial Corporation	5	575
United Bankshares, Inc.	9	338
United Community Banks, Inc.	8	247
United Fire Group, Inc.	2	84
Unity Bancorp, Inc.	—	20
Universal Insurance Holdings, Inc.	2	57
Univest Financial Corporation	2	76
Unum Group	8	599
Valley National Bancorp	32	371
Velocity Financial Inc. (a)	1	19
Victory Capital Holdings, Inc. - Class A	3	166
Virtu Financial, Inc. - Class A	6	214
Virtus Investment Partners, Inc.	—	73
Visa Inc. - Class A	29	10,231
Voya Financial, Inc.	5	388
W. R. Berkley Corporation	10	715
WAFD, Inc.	5	149
Walker & Dunlop, Inc.	1	85
Washington Trust Bancorp, Inc.	2	61
Waterstone Financial, Inc.	3	54
Webster Financial Corporation	8	521
Wells Fargo & Company	54	5,049
WesBanco, Inc.	7	218
West Bancorporation, Inc.	2	40
Westamerica Bancorporation	2	83
Western Alliance Bancorporation	6	488
Westwood Holdings Group, Inc.	1	14
Wex, Inc. (a)	2	285
White Mountains Insurance Group Ltd	—	357
Willis Towers Watson Public Limited Company	3	1,130
Wintrust Financial Corporation	3	486
WisdomTree, Inc. (b)	9	114
World Acceptance Corporation (a)	—	65
WSFS Financial Corporation	4	222
Zions Bancorporation, National Association	8	483
Zurich American Corporation	3	104
		210,699
Industrials 12.0%
3D Systems Corporation (a)	9	16
3M Company	11	1,716
A. O. Smith Corporation	6	422
AAON, Inc.	2	124
AAR Corp. (a)	2	172
ABM Industries Incorporated	3	147
ACCO Brands Corporation	8	31
Acuity Brands, Inc.	2	553
ACV Auctions Inc. - Class A (a)	6	49
Advanced Drainage Systems, Inc.	4	574
Aebi Schmidt Holding AG	3	37
AECOM	5	519
AeroVironment, Inc. (a)	—	106
AGCO Corporation	5	476
Air Lease Corporation - Class A	7	462
Alamo Group Inc.	1	136
Alaska Air Group, Inc. (a)	7	343
Albany International Corp. - Class A	1	58
Alight, Inc. - Class A	12	24
Allegiant Travel Company (a)	1	48
Allegion Public Limited Company	5	731
Allison Systems, Inc.	7	638
Alta Equipment Group Inc. - Class A	2	9
Amentum Holdings, Inc. (a)	2	54
Ameresco, Inc. - Class A (a)	1	34
American Airlines Group Inc. (a)	18	278
American Woodmark Corporation (a)	1	65
AMETEK, Inc.	6	1,249
API Group Corporation (a)	20	766
Apogee Enterprises, Inc.	1	48
Applied Industrial Technologies, Inc.	2	498
Arcbest Corporation	1	86
Arcosa, Inc.	3	291
Argan, Inc.	1	187
Armstrong World Industries, Inc.	2	461
Astec Industries, Inc.	2	73
Astronics Corporation (a)	2	120
Astronics Corporation - Class B (a)	1	80
ATI Inc. (a)	7	789
Atkore Inc.	1	92
ATMUS Filtration Technologies Inc.	1	35
Automatic Data Processing, Inc.	7	1,792
Avis Budget Group, Inc. (a) (b)	—	42
Axon Enterprise, Inc. (a)	1	515
AZZ Inc.	2	177
Barrett Business Services, Inc.	2	54
Blue Bird Global Corporation (a)	1	41
BlueLinx Holdings Inc. (a)	1	47
Boeing Company, The (a)	11	2,305
Boise Cascade Company	2	129
Booz Allen Hamilton Holding Corporation - Class A	3	239
Bowman Consulting Group Ltd. (a)	1	44
Brady Corporation - Class A	3	197
BrightView Holdings, Inc. (a)	7	87
Brink's Company, The	2	267
Broadridge Financial Solutions, Inc.	3	676
Builders FirstSource, Inc. (a)	6	609
BWXT Government Group, Inc.	4	648
C.H. Robinson Worldwide, Inc.	5	834
Caci International Inc. - Class A (a)	1	591
Cadeler A/S - ADR (a)	1	16
Cadre Holdings, Inc.	1	25
Carlisle Companies Incorporated	2	552
Carpenter Technology Corporation	2	705
Carrier Global Corporation	11	558
Casella Waste Systems, Inc. - Class A (a)	2	231
Caterpillar Inc.	8	4,655
CBIZ, Inc. (a)	2	110
CECO Environmental Corp. (a)	2	107
Chart Industries, Inc. (a)	1	136
Cimpress Public Limited Company (a)	1	94
Cintas Corporation	6	1,165
Civeo Corporation	1	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Clarivate PLC (a)	24	80
Clean Harbors, Inc. (a)	3	786
CNH Industrial N.V.	62	569
Columbus McKinnon Corporation	2	32
Comfort Systems USA, Inc.	1	982
Commercial Vehicle Group, Inc. (a)	5	7
Concentrix Corporation	1	45
Concrete Pumping Holdings, Inc.	1	8
Conduent Incorporated (a)	15	28
Construction Partners, Inc. - Class A (a)	2	223
Copa Holdings, S.A. - Class A	3	306
Copart, Inc. (a)	14	566
Core & Main, Inc. - Class A (a)	8	428
Costamare Bulkers Holdings Limited (a)	2	25
Costamare Inc.	8	126
Covenant Logistics Group, Inc. - Class A	2	42
CRA International, Inc.	—	77
Crane Company	3	515
CSG Systems International, Inc.	2	166
CSW Industrials, Inc.	1	188
CSX Corporation	54	1,944
Cummins Inc.	4	2,130
Curtiss-Wright Corporation	1	819
Deere & Company	5	2,540
Delta Air Lines, Inc.	31	2,138
Deluxe Corporation	5	104
Distribution Solutions Group, Inc. (a)	1	27
DNOW Inc. (a)	15	194
Donaldson Company, Inc.	6	544
Douglas Dynamics, Inc.	2	70
Dover Corporation	4	725
Ducommun Incorporated (a)	1	108
DXP Enterprises, Inc. (a)	1	113
Dycom Industries, Inc. (a)	2	627
Eaton Corporation Public Limited Company	4	1,368
Elance, Inc. (a)	2	49
EMCOR Group, Inc.	2	1,005
Emerson Electric Co.	7	952
Energy Recovery, Inc. (a)	3	36
Enerpac Tool Group Corp. - Class A	3	99
EnerSys	2	367
Ennis, Inc.	2	45
Enpro Inc.	1	231
Enviri Corporation (a)	5	85
Equifax, Inc.	3	615
ESAB Corporation	3	361
ESCO Technologies Inc.	1	240
Everus Construction Group, Inc. (a)	3	237
ExlService Holdings, Inc. (a)	7	318
Expeditors International of Washington, Inc. - Class A	6	867
Exponent, Inc.	1	54
Fastenal Company	23	907
Federal Signal Corporation	3	326
FedEx Corporation	8	2,262
Ferguson Enterprises Inc.	6	1,382
First Advantage Corporation (a)	5	66
Flowserve Corporation	6	421
Fluor Corporation (a)	6	257
Forrester Research, Inc. (a)	2	14
Fortive Corporation	10	548
Fortune Brands Innovations, Inc.	4	214
Franklin Covey Co. (a)	1	18
Franklin Electric Co., Inc.	2	198
Frontier Group Holdings, Inc. (a)	2	11
FTAI Aviation Ltd.	—	41
FTAI Infrastructure Inc.	4	20
FTI Consulting, Inc. (a)	1	202
FuelCell Energy, Inc. (a)	—	3
Gates Industrial Corporation PLC (a)	5	112
GATX Corporation	2	379
GE Vernova Inc.	3	1,840
Genco Shipping & Trading Limited	1	14
Gencor Industries, Inc. (a)	1	7
Generac Holdings Inc. (a)	2	239
General Dynamics Corporation	4	1,277
General Electric Company	12	3,593
Genpact Limited	10	449
Gibraltar Industries, Inc. (a)	2	74
Global Industrial Company	2	69
Gorman- Rupp Company, The	2	96
Graco Inc.	7	608
Graham Corporation (a)	—	26
Granite Construction Incorporated	2	276
Great Lakes Dredge & Dock Corporation (a)	5	65
Greenbrier Companies, Inc., The	1	55
Griffon Corporation	2	139
GXO Logistics Inc. (a)	5	257
Hayward Holdings, Inc. (a)	3	49
Healthcare Services Group, Inc. (a)	5	96
Heartland Express, Inc.	5	43
HEICO Corporation	1	359
HEICO Corporation - Class A	2	429
Helios Technologies, Inc.	2	116
Herc Holdings Inc.	3	442
Hertz Global Holdings, Inc. (a) (b)	17	87
Hexcel Corporation	2	165
Hillenbrand, Inc.	1	39
Hillman Solutions Corp. - Class A (a)	7	64
HNI Corporation	4	187
Honeywell International Inc.	11	2,174
Howmet Aerospace Inc.	7	1,364
Hub Group, Inc. - Class A	3	129
Hubbell Incorporated	2	748
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	3	18
Huntington Ingalls Industries, Inc.	2	535
Hurco Companies, Inc. (a)	—	5
Huron Consulting Group Inc. (a)	1	193
Hyster-Yale, Inc. - Class A	1	21
IBEX Limited (a)	1	32
ICF International, Inc.	1	64
IDEX Corporation	2	387
IES Holdings, Inc. (a)	1	393
Illinois Tool Works Inc.	7	1,765
Ingersoll Rand Inc.	8	646
Insperity, Inc.	1	42
Insteel Industries, Inc.	1	33
Interface, Inc. - Class A	4	120
ITT Inc.	4	669
J.B. Hunt Transport Services, Inc.	5	993
Jacobs Solutions Inc.	4	575
Janus International Group, Inc. (a)	2	13
JELD-WEN Holding, Inc. (a)	6	15
JetBlue Airways Corporation (a)	14	63
Johnson Controls International Public Limited Company	8	956
Kadant Inc.	—	105
KBR, Inc.	8	313
Kennametal Inc.	5	139
Kforce Inc.	1	32
Kirby Corporation (a)	3	278
Knight-Swift Transportation Holdings Inc. - Class A	7	386
Korn Ferry	4	243
Kratos Defense & Security Solutions, Inc. (a)	8	571
L. B. Foster Company (a)	1	27
L3Harris Technologies, Inc.	5	1,478
Landstar System, Inc.	1	143
Leidos Holdings, Inc.	5	846
Lennox International Inc.	1	483
Leonardo DRS, Inc.	4	143
Limbach Holdings, Inc. (a)	—	31
Lincoln Electric Holdings, Inc.	3	614
Lindsay Corporation	—	55
Liquidity Services, Inc. (a)	2	51
Loar Holdings Inc. (a)	1	99
Lockheed Martin Corporation	4	1,939
LSI Industries Inc.	1	21
Luxfer Holdings PLC	2	21
Lyft, Inc. - Class A (a)	6	109

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Manitowoc Company, Inc., The (a)	1	15
ManpowerGroup Inc.	2	66
Marten Transport, Ltd.	2	24
Masco Corporation	7	473
MasTec, Inc. (a)	4	831
Masterbrand, Inc. (a)	4	47
Matrix Service Company (a)	3	38
Matson Intermodal - Paragon, Inc.	2	186
Maximus, Inc.	3	228
Mayville Engineering Company, Inc. (a)	1	18
McGrath RentCorp	1	157
Mercury Systems, Inc. (a)	3	222
Middleby Corporation, The (a)	3	490
Miller Industries, Inc.	1	36
Millerknoll, Inc.	4	68
Mine Safety Appliances Company, LLC	2	318
Mistras Group, Inc. (a)	3	32
Modine Manufacturing Company (a)	2	294
Monocle Acquisition Corporation (a)	2	17
Montrose Environmental Group, Inc. (a)	2	38
MOOG Inc. - Class A	1	361
MSC Industrial Direct Co., Inc. - Class A	3	244
Mueller Industries, Inc.	6	632
Mueller Water Products, Inc. - Class A	9	203
MYR Group Inc. (a)	1	146
N L Industries, Inc.	1	5
National Presto Industries, Inc.	1	66
Newpark Resources, Inc. (a)	4	53
NextPower LLC - Class A (a)	2	166
NN, Inc. (a)	3	4
Nordson Corporation	1	355
Norfolk Southern Corporation	5	1,505
Northrop Grumman Corporation	2	1,261
Nvent Electric Public Limited Company	6	607
NWPX Infrastructure, Inc. (a)	1	63
Old Dominion Freight Line, Inc.	5	750
Omega Flex, Inc.	—	3
Openlane, Inc. (a)	8	232
Orion Group Holdings, Inc. (a)	2	16
Oshkosh Corporation	4	462
Otis Worldwide Corporation	7	645
Owens Corning	6	658
P.A.M. Transportation Services, Inc. (a)	1	14
PACCAR Inc.	13	1,432
Pangaea Logistics Solutions Ltd.	3	23
Park Aerospace Technologies Corp.	2	46
Parker-Hannifin Corporation	1	1,231
Park-Ohio Holdings Corp.	1	27
Parsons Corporation (a)	3	182
Paychex, Inc.	8	846
Paycom Software, Inc.	2	273
Paylocity Holding Corporation (a)	1	226
Pentair Public Limited Company	8	825
Planet Labs Inc. - Class A (a)	5	92
Plug Power Inc. (a) (b)	24	46
Powell Industries, Inc.	1	181
Preformed Line Products Company	—	39
Primoris Services Corporation	3	343
Proto Labs, Inc. (a)	2	89
Quad/Graphics, Inc. - Class A	4	28
Quanex Building Products Corporation	4	55
Quanta Services, Inc.	3	1,224
Radiant Logistics, Inc. (a)	3	21
RBC Bearings Incorporated (a)	1	643
Regal Rexnord Corporation	3	401
Republic Services, Inc.	5	1,065
Resideo Technologies, Inc. (a)	9	302
Resources Connection, Inc.	4	22
REV Group, Inc.	3	170
Robert Half Inc.	3	73
Rocket Lab Usa, Inc. (a)	5	344
Rockwell Automation, Inc.	2	875
Rollins, Inc.	11	654
RTX Corporation	22	4,004
Rush Enterprises, Inc. - Class A	3	187
Rush Enterprises, Inc. - Class B	1	38
RXO Inc. (a)	5	64
Ryder System, Inc.	3	642
Saia, Inc. (a)	1	260
Schneider National, Inc. - Class B	3	91
Science Applications International Corporation	3	279
Sensata Technologies Holding PLC	6	189
Shoals Technologies Group, Inc. - Class A (a)	2	20
SIFCO Industries, Inc. (a)	—	1
Simpson Manufacturing Co., Inc.	2	325
SiteOne Landscape Supply, Inc. (a)	2	209
SkyWest, Inc. (a)	3	263
Snap-on Incorporated	2	736
Southwest Airlines Co.	17	701
SPX Technologies, Inc. (a)	3	505
SS&C Technologies Holdings, Inc.	8	659
Standex International Corporation	1	122
Stanley Black & Decker, Inc.	6	469
Sterling Infrastructure, Inc. (a)	2	496
Sunrun Inc. (a)	11	203
Symbotic Inc. - Class A (a)	1	56
Taskus, Inc. - Class A (a)	—	6
Tecnoglass Inc.	2	104
Tennant Company	1	55
Terex Corporation	2	133
Tetra Tech, Inc.	8	283
Textron Inc.	8	674
Thermon Group Holdings, Inc. (a)	2	73
TIC Solutions, Inc. (a)	4	44
Timken Company, The	3	276
Titan Machinery Inc. (a)	1	19
Toro Company, The	5	390
Trane Technologies Public Limited Company	4	1,507
Transcat, Inc. (a)	—	26
TransDigm Group Incorporated	1	1,144
TransUnion	5	437
Trex Company, Inc. (a)	3	99
Trinet Group, Inc.	1	75
Trinity Industries, Inc.	4	116
TrueBlue, Inc. (a)	6	26
TTEC Holdings, Inc. (a) (b)	5	16
Tutor Perini Corporation	5	303
Twin Disc, Incorporated	1	20
Uber Technologies, Inc. (a)	18	1,448
UFP Industries, Inc.	3	231
U-Haul Holding Company (a) (b)	1	56
U-Haul Holding Company - Series N	7	331
UL Solutions Inc. - Class A	1	61
Ultralife Corporation (a)	—	1
Unifirst Corporation	1	190
Union Pacific Corporation	11	2,566
United Airlines Holdings, Inc. (a)	20	2,241
United Parcel Service, Inc. - Class B	17	1,645
United Rentals, Inc.	3	2,079
Universal Logistics Holdings, Inc. (b)	2	35
V2X, Inc. (a)	1	69
Valmont Industries, Inc.	1	395
Veralto Corporation	4	391
Verisk Analytics, Inc.	3	690
Verra Mobility Corporation - Class A (a)	8	168
Vertiv Holdings Co - Class A	6	1,042
Vicor Corporation (a)	1	153
VSE Corporation	1	190
W.W. Grainger, Inc.	1	1,117
Wabash National Corporation	1	13
Waste Management, Inc.	8	1,660
Watsco, Inc.	1	261
Watts Water Technologies, Inc. - Class A	1	406
Werner Enterprises, Inc.	3	81
WESCO International, Inc.	3	673
Westinghouse Air Brake Technologies Corporation	5	966
Willdan Group, Inc. (a)	1	101
Willis Lease Finance Corporation	—	32
Willscot Holdings Corporation - Class A	8	154
Woodward, Inc.	2	752

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Worthington Industries, Inc.	2	102
XPO, Inc. (a)	5	740
Xylem Inc.	6	755
Zurn Elkay Water Solutions Corporation	3	129
		155,189
Consumer Discretionary 10.4%
1-800-Flowers.com, Inc. - Class A (a)	4	14
Abercrombie & Fitch Co. - Class A (a)	3	343
Academy Sports & Outdoors, Inc.	4	197
Acushnet Holdings Corp.	4	328
Adient Public Limited Company (a)	3	60
ADT, Inc.	36	292
Adtalem Global Education Inc. (a)	2	230
Advance Auto Parts, Inc.	3	104
Airbnb, Inc. - Class A (a)	5	634
Amazon.com, Inc. (a)	156	35,915
American Axle & Manufacturing Holdings, Inc. (a)	9	57
American Eagle Outfitters, Inc.	6	149
American Outdoor Brands, Inc. (a)	2	12
American Public Education, Inc. (a)	2	72
America's Car Mart, Inc. (a)	—	11
Aptiv PLC (a)	8	594
Aramark	13	497
Arhaus, Inc. - Class A (a)	3	35
ARKO Corp. - Class A	3	13
Asbury Automotive Group, Inc. (a)	1	309
Autoliv, Inc.	5	637
AutoNation, Inc. (a)	3	566
AutoZone, Inc. (a)	—	970
Bassett Furniture Industries, Incorporated	1	8
Bath & Body Works, Inc.	6	114
Beazer Homes USA, Inc. (a)	3	58
Bed Bath & Beyond, Inc. (a) (b)	2	9
Best Buy Co., Inc.	12	808
Biglari Holdings Inc. - Class A (a)	—	19
Biglari Holdings Inc. - Class B (a)	—	37
Birkenstock Holding PLC (a)	2	74
BJ's Restaurants, Inc. (a)	2	75
Bloomin' Brands, Inc.	5	31
Booking Holdings Inc.	—	2,544
Boot Barn Holdings, Inc. (a)	2	285
BorgWarner Inc.	13	602
Boyd Gaming Corporation	2	187
Bright Horizons Family Solutions, Inc. (a)	3	265
Brinker International, Inc. (a)	2	268
Brunswick Corporation	3	215
Build-A-Bear Workshop, Inc.	1	62
Burlington Stores, Inc. (a)	2	696
Caesars Entertainment, Inc. (a)	7	164
Caleres, Inc.	2	22
Camping World Holdings, Inc. - Class A	3	27
Capri Holdings Limited (a)	7	170
CarMax, Inc. (a)	6	222
Carnival Corporation	39	1,179
Carriage Services, Inc.	2	67
Carter's, Inc.	1	38
Carvana Co. - Class A (a)	2	1,003
Cato Corporation, The - Class A (a)	2	7
CAVA Group, Inc. (a)	1	82
Cavco Industries, Inc. (a)	—	246
Century Communities, Inc.	1	75
Cheesecake Factory Incorporated, The	3	154
Chegg, Inc. (a)	4	4
Chewy, Inc. - Class A (a)	3	83
Chipotle Mexican Grill, Inc. (a)	23	856
Choice Hotels International, Inc. (b)	2	178
Churchill Downs Incorporated	3	287
Citi Trends, Inc. (a)	2	77
Columbia Sportswear Company	2	122
Cooper-Standard Holdings Inc. (a)	3	99
Coupang, Inc. - Class A (a)	23	535
Coursera, Inc. (a)	4	29
Cracker Barrel Old Country Store, Inc.	1	26
Crocs, Inc. (a)	3	235
Culp, Inc. (a)	2	5
D.R. Horton, Inc.	8	1,137
Dana Incorporated	6	143
Darden Restaurants, Inc.	3	597
Dave & Buster's Entertainment, Inc. (a)	1	12
Deckers Outdoor Corporation (a)	4	445
Denny's Corporation (a)	4	25
Destination XL Group, Inc. (a)	4	4
Dick's Sporting Goods, Inc.	4	748
Dillard's, Inc. - Class A (b)	1	562
DK Crown Holdings Inc. - Class A (a)	6	221
Domino's Pizza, Inc.	1	352
DoorDash, Inc. - Class A (a)	3	737
Dorman Products, Inc. (a)	2	203
Dream Finders Homes, Inc. - Class A (a) (b)	2	42
Driven Brands Holdings Inc. (a)	2	35
Duluth Holdings Inc. - Class B (a)	3	6
Duolingo, Inc. - Class A (a)	1	119
Dutch Bros Inc. - Class A (a)	3	162
eBay Inc.	15	1,304
El Pollo Loco Holdings, Inc. (a)	2	18
Escalade, Incorporated	1	12
Ethan Allen Interiors Inc.	3	58
ETSY, Inc. (a)	2	120
Expedia Group, Inc.	3	835
FIGS, Inc. - Class A (a)	9	99
First Watch Restaurant Group, Inc. (a)	3	47
Five Below, Inc. (a)	2	306
Flexsteel Industries, Inc.	1	29
Floor & Decor Holdings, Inc. - Class A (a)	3	174
Flutter Entertainment Public Limited Company (a)	2	345
Ford Motor Company	129	1,691
Fossil Group, Inc. (a) (b)	5	18
Fox Factory Holding Corp. (a)	2	42
Frontdoor, Inc. (a)	3	189
Gap, Inc., The	26	663
Garmin Ltd.	5	1,050
Garrett Motion Inc.	3	52
General Motors Company	41	3,294
Gentex Corporation	7	167
Gentherm Incorporated (a)	1	50
Genuine Parts Company	6	760
G-III Apparel Group, Ltd.	2	52
Global Business Travel Group, Inc. - Class A (a) (b)	3	21
Gold.Com, Inc.	1	26
Gopro Inc. - Class A (a) (b)	8	11
Graham Holdings Co., Ltd. - Class B	—	248
Grand Canyon Education, Inc. (a)	1	242
Green Brick Partners, Inc. (a)	3	165
Group 1 Automotive, Inc.	1	321
Guess?, Inc.	4	64
H & R Block, Inc.	5	200
Hamilton Beach Brands Holding Company - Class A	1	16
Harley-Davidson, Inc.	4	84
Hasbro, Inc.	4	358
Haverty Furniture Companies, Inc.	2	36
Helen of Troy Limited (a)	1	26
Hilton Grand Vacations Inc. (a)	3	150
Hilton Worldwide Holdings Inc.	4	1,196
Home Depot, Inc., The	19	6,571
Hooker Furnishings Corporation (b)	1	15
Hovnanian Enterprises, Inc. - Class A (a)	—	29
Hyatt Hotels Corporation - Class A	2	300
Installed Building Products, Inc.	1	378
Johnson Outdoors Inc. - Class A	1	41
KB Home	3	178
Kohl's Corporation	4	88
Kontoor Brands, Inc.	3	174
Lakeland Industries, Inc. (b)	—	1
Lands' End, Inc. (a)	2	22
Las Vegas Sands Corp.	10	629
Latham Group, Inc. (a)	3	20
Laureate Education, Inc. - Class A (a)	10	324
La-Z-Boy Incorporated	2	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
LCI Industries	1	132
Lear Corporation	2	245
Leggett & Platt, Incorporated	4	48
Lennar Corporation - Class A	5	489
Lennar Corporation - Class B	1	50
Les Vetements de Sport Gildan Inc. - Class A	1	68
Levi Strauss & Co. - Class A	4	81
LGI Homes, Inc. (a)	1	34
Life Time Group Holdings, Inc. (a)	6	157
Lifetime Brands, Inc.	1	4
Lithia Motors, Inc. - Class A	1	467
LKQ Corporation	10	290
Lovesac Company, The (a)	1	19
Lowe`s Companies, Inc.	8	2,008
Lucid Group, Inc. (a) (b)	1	13
Lululemon Athletica Canada Inc. (a)	2	502
M/I Homes, Inc. (a)	1	167
Macy's, Inc.	17	384
Malibu Boats, Inc. - Class A (a)	1	32
Marine Products Corporation	2	15
MarineMax, Inc. (a)	2	37
Marriott International, Inc. - Class A	3	1,063
Marriott Vacations Worldwide Corporation	2	90
MasterCraft Boat Holdings, Inc. (a)	1	15
Mattel, Inc. (a)	20	402
Matthews International Corporation - Class A	2	46
McDonald's Corporation	11	3,216
Meritage Homes Corporation	3	182
MGM Resorts International (a)	9	328
Mister Car Wash, Inc. (a)	14	78
Mobileye Global Inc. - Class A (a)	3	28
Mohawk Industries, Inc. (a)	3	291
Monarch Casino & Resort, Inc.	1	67
Motorcar Parts of America, Inc. (a)	2	24
Movado Group, Inc.	1	23
Murphy USA Inc.	1	308
Nathan's Famous, Inc.	1	56
National Vision Holdings, Inc. (a)	5	125
Newell Brands Inc.	19	72
Nike, Inc. - Class B	12	757
Nishka, Inc. - Class A (a)	3	11
Norwegian Cruise Line Holdings Ltd. (a)	13	301
NVR, Inc. (a)	—	977
Ollie's Bargain Outlet Holdings, Inc. (a)	3	314
OneSpaWorld Holdings Limited	6	122
O'Reilly Automotive, Inc. (a)	12	1,124
Oxford Industries, Inc.	1	32
Papa John's International, Inc.	1	45
Patrick Industries, Inc.	2	218
PENN Entertainment, Inc. (a)	6	95
Penske Automotive Group, Inc.	3	401
Perdoceo Education Corporation	5	148
PetMed Express, Inc. (a) (b)	2	7
Phinia Inc.	3	191
Planet Fitness, Inc. - Class A (a)	4	390
Polaris Inc.	2	127
Pool Corporation	1	317
PulteGroup, Inc.	6	732
Pursuit Attractions And Hospitality, Inc. (a)	2	55
PVH Corp.	2	130
Quantumscape Battery, Inc. - Class A (a)	3	31
Ralph Lauren Corporation - Class A	2	725
Red Rock Resorts, Inc. - Class A	1	93
Revolve Group Inc. - Class A (a)	1	35
RH (a)	—	69
Rivian Automotive, Inc. - Class A (a)	26	520
Rocky Brands, Inc.	1	18
Ross Stores, Inc.	8	1,485
Royal Caribbean Cruises Ltd.	5	1,358
Sally Beauty Holdings, Inc. (a)	6	82
Service Corporation International	8	596
Shake Shack, Inc. - Class A (a)	1	68
SharkNinja, Inc. (a)	5	614
Shoe Carnival, Inc.	2	26
Signet Jewelers Limited	2	141
Skyline Champion Corporation (a)	2	209
Sleep Number Corporation (a) (b)	1	12
Smith & Wesson Brands, Inc.	2	15
Somnigroup International Inc.	7	630
Sonic Automotive, Inc. - Class A	2	109
Sonos, Inc. (a)	3	51
Sportsman's Warehouse Holdings, Inc. (a)	3	5
Standard Motor Products, Inc.	2	72
Starbucks Corporation	16	1,335
Steven Madden, Ltd.	2	91
Stitch Fix, Inc. - Class A (a)	1	5
Stoneridge, Inc. (a)	3	18
Strategic Education, Inc.	1	65
Strattec Security Corporation (a)	—	17
Stride, Inc. (a)	3	180
Superior Group of Companies, Inc.	1	10
Sweetgreen, Inc. - Class A (a)	3	23
Tapestry, Inc.	10	1,255
Taylor Morrison Home II Corporation - Class A (a)	6	335
Tesla, Inc. (a)	23	10,369
Texas Roadhouse, Inc. - Class A	3	574
The Buckle, Inc.	5	241
The Goodyear Tire & Rubber Company (a)	10	87
The Wendy's Company	6	49
Thor Industries, Inc.	2	236
Tilly's, Inc. - Class A (a) (b)	1	2
TJX Companies, Inc., The	19	2,968
Toll Brothers, Inc.	5	688
TopBuild Corp. (a)	2	652
Topgolf Callaway Brands Corp. (a)	9	99
Tractor Supply Company	14	701
Travel + Leisure Co.	3	219
TRI Pointe Homes Holdings, Inc. (a)	4	131
Ulta Beauty, Inc. (a)	1	751
Under Armour, Inc. - Class A (a) (b)	11	56
Under Armour, Inc. - Class C (a)	14	67
Unifi, Inc. (a)	2	7
United Parks And Resorts Inc. (a)	2	77
Universal Electronics Inc. (a)	1	3
Universal Technical Institute, Inc. (a)	2	43
Upbound Group, Inc.	4	75
Urban Outfitters, Inc. (a)	6	464
V.F. Corporation	14	256
Vail Resorts, Inc. (b)	2	201
Valvoline, Inc. (a)	5	151
Vera Bradley, Inc. (a)	3	8
Victoria's Secret & Co. (a)	5	266
Visteon Corporation	1	114
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
Warby Parker Inc. - Class A (a)	2	50
Wayfair Inc. - Class A (a)	1	129
Weyco Group, Inc.	1	29
Whirlpool Corporation	3	186
Williams-Sonoma, Inc.	4	627
Wingstop Inc.	1	135
Winmark Corporation	—	69
Winnebago Industries, Inc.	1	52
Wyndham Hotels & Resorts, Inc.	3	246
Wynn Resorts, Limited	3	375
XPEL, Inc. (a)	1	30
YETI Holdings, Inc. (a)	5	209
Yum! Brands, Inc.	5	823
Zumiez Inc. (a)	2	41
		134,336
Communication Services 9.4%
Advantage Solutions, Inc. - Class A (a) (b)	11	10
Alphabet Inc. - Class A	91	28,435
Alphabet Inc. - Class C	75	23,530
Angi Inc. - Class A (a)	1	10
Array Digital Infrastructure, Inc.	2	127
AST Spacemobile, Inc. - Class A (a) (b)	2	181
AT&T Inc.	164	4,085
Atlanta Braves Holdings, Inc. - Series A (a)	—	15
Atlanta Braves Holdings, Inc. - Series C (a)	3	121

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
ATN International, Inc.	3	59
Bandwidth Inc. - Class A (a)	1	12
Boston Omaha Corporation - Class A (a)	1	17
Bumble Inc. - Class A (a)	2	7
Cable One, Inc.	—	44
CarGurus, Inc. - Class A (a)	3	117
Cars.com Inc. (a)	2	30
Cinemark Holdings, Inc.	7	171
Comcast Corporation - Class A	125	3,734
DHI Group, Inc. (a)	—	—
DoubleVerify Holdings, Inc. (a)	2	21
E.W. Scripps Company, The - Class A (a)	8	31
Electronic Arts Inc.	7	1,347
Entravision Communications Corporation - Class A	6	16
Former Charter Communications Parent, Inc. - Class A (a)	5	1,054
Fox Corporation - Class A	6	456
Fox Corporation - Class B	7	476
Frontier Communications Parent, Inc. (a)	11	423
Gogo, Inc. (a)	3	15
Gray Media, Inc.	5	26
Grizzly Merger Sub 1, LLC - Series A (a)	—	9
Grizzly Merger Sub 1, LLC - Series C (a)	1	54
IDT Corporation - Class B	2	86
IMAX Corporation (a)	3	94
Iridium Communications Inc.	4	72
John Wiley & Sons, Inc. - Class A	4	108
Liberty Broadband Corporation - Series A (a)	1	58
Liberty Broadband Corporation - Series C (a)	5	239
Liberty Global Ltd. - Class A (a)	6	67
Liberty Global Ltd. - Class C (a)	12	130
Liberty Latin America Ltd. - Class A (a)	2	16
Liberty Latin America Ltd. - Class C (a)	8	61
Liberty Live Holdings, Inc. - Series A (a)	1	113
Liberty Live Holdings, Inc. - Series C (a)	3	229
Liberty Media Corporation - Series A (a)	1	59
Liberty Media Corporation - Series C (a)	5	522
Lionsgate Studios Corp. (a)	12	110
Live Nation Entertainment, Inc. (a)	5	756
Lumen Technologies, Inc. (a)	34	267
Magnite, Inc. (a)	7	117
Marchex, Inc. - Class B (a) (b)	—	—
Marcus Corporation, The	2	26
Match Group, Inc.	7	234
Meta Platforms, Inc. - Class A	38	25,034
Netflix, Inc. (a)	63	5,910
News Corporation - Class A	17	443
News Corporation - Class B	8	223
Nexstar Media Group, Inc. - Class A	2	503
Omnicom Group Inc.	17	1,384
Optimum Communications, Inc. - Class A (a)	13	22
Paramount Skydance Corporation - Class B	10	130
Pinterest, Inc. - Class A (a)	10	269
PubMatic, Inc. - Class A (a)	2	15
QuinStreet, Inc. (a)	2	34
Reddit, Inc. - Class A (a)	1	195
Roblox Corporation - Class A (a)	4	330
Roku, Inc. - Class A (a)	5	514
Scholastic Corporation	2	45
Shenandoah Telecommunications Company	3	32
Shutterstock, Inc.	2	30
Sinclair, Inc. - Class A	2	24
Snap Inc. - Class A (a)	27	219
Sphere Entertainment Co. - Class A (a)	2	210
Sphere Entertainment Co. - Class A (a)	2	119
Spok Holdings, Inc.	2	27
Spotify Technology S.A. (a)	1	694
Stagwell, Inc. - Class A (a)	3	14
Starz Entertainment (a)	1	16
Take-Two Interactive Software, Inc. (a)	2	584
TechTarget, Inc. (a)	1	8
TEGNA Inc.	10	202
Telephone and Data Systems, Inc.	7	275
The New York Times Company - Class A	8	569
Thryv Holdings, Inc. (a)	1	8
TKO Group Holdings Inc. - Class A	1	216
T-Mobile US, Inc.	11	2,322
Townsquare Media, Inc. - Class A	—	2
Trade Desk, Inc., The - Class A (a)	4	156
Travelzoo (a)	1	7
TripAdvisor, Inc. (a)	6	81
Truecar, Inc. (a)	12	28
USA TODAY Co., Inc. (a)	13	66
Verizon Communications Inc.	155	6,311
Walt Disney Company, The	29	3,291
Warner Bros. Discovery, Inc. - Series A (a)	69	1,977
Warner Music Group Corp. - Class A	3	96
Yelp Inc. (a)	2	71
Zedge, Inc. - Class B	1	2
Ziff Davis, Inc. (a)	2	68
ZoomInfo Technologies Inc. - Class A (a)	5	46
		120,819
Health Care 9.2%
10X Genomics, Inc. - Class A (a)	1	23
Abbott Laboratories	28	3,519
AbbVie Inc.	26	5,961
Acadia Healthcare Company, Inc. (a)	3	44
Acadia Pharmaceuticals Inc. (a)	3	67
Accuray Incorporated (a)	6	5
AdaptHealth LLC - Class A (a)	9	91
Adaptive Biotechnologies Corporation (a)	4	57
Addus HomeCare Corporation (a)	1	119
ADMA Biologics, Inc. (a)	7	133
Agilent Technologies, Inc.	7	923
Agilon Health, Inc. (a)	8	5
Agios Pharmaceuticals, Inc. (a)	1	25
Aldeyra Therapeutics, Inc. (a)	4	21
Alector, Inc. (a)	5	8
Align Technology, Inc. (a)	2	318
Alkermes Public Limited Company (a)	8	236
Allogene Therapeutics, Inc. (a)	13	18
Alnylam Pharmaceuticals, Inc. (a)	1	434
American Well Corporation - Class A (a)	—	2
Amgen Inc.	11	3,734
AMN Healthcare Services, Inc. (a)	3	44
Amneal Pharmaceuticals, Inc. - Class A (a)	5	62
AngioDynamics, Inc. (a)	4	57
ANI Pharmaceuticals, Inc. (a)	1	62
Anika Therapeutics, Inc. (a)	1	14
Arcturus Therapeutics Holdings Inc. (a)	1	7
Arcus Biosciences, Inc. (a)	3	77
Artivion, Inc. (a)	3	127
Assertio Holdings, Inc. (a)	—	—
Astrana Health, Inc. (a)	2	49
AtriCure, Inc. (a)	2	68
Avanos Medical, Inc. (a)	1	16
Avantor, Inc. (a)	20	233
AxoGen, Inc. (a)	3	89
Azenta, Inc. (a)	2	52
Baxter International Inc.	12	225
Beam Therapeutics Inc. (a)	2	65
Becton, Dickinson and Company	5	947
Biogen Inc. (a)	4	624
BioLife Solutions, Inc. (a)	2	49
BioMarin Pharmaceutical Inc. (a)	6	334
Bio-Rad Laboratories, Inc. - Class A (a)	1	233
Bio-Techne Corporation	4	226
Boston Scientific Corporation (a)	18	1,682
Brightspring Health Services, Inc. (a)	3	120
Bristol-Myers Squibb Company	65	3,496
Brookdale Senior Living Inc. (a)	16	176
Bruker Corporation	4	204
C4 Therapeutics, Inc. (a)	7	13
Cardinal Health, Inc.	5	981
Castle Biosciences, Inc. (a)	1	28
Catalyst Pharmaceuticals, Inc. (a)	7	175
Cencora, Inc.	4	1,445
Centene Corporation (a)	13	524
Certara, Inc. (a)	4	38

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Charles River Laboratories International, Inc. (a)	2	316
Chemed Corporation	1	249
Cigna Group, The	6	1,659
Collegium Pharmaceutical, Inc. (a)	2	79
Concentra Group Holdings Parent, Inc.	7	140
CONMED Corporation	2	63
Cooper Companies, Inc., The (a)	5	424
Corcept Therapeutics Incorporated (a)	2	77
CorVel Corporation (a)	2	163
Cross Country Healthcare, Inc. (a)	2	19
Cryoport, Inc. (a)	2	20
Cumberland Pharmaceuticals, Inc. (a)	1	4
CVS Health Corporation	21	1,648
Cytek Biosciences, Inc. (a)	6	30
Danaher Corporation	7	1,691
DaVita, Inc. (a)	3	306
Day One Biopharmaceuticals, Inc. (a)	1	12
Denali Therapeutics Inc. (a)	5	89
Dentsply Sirona Inc.	8	95
DexCom, Inc. (a)	5	358
Doximity, Inc. - Class A (a)	3	133
Dynavax Technologies Corporation (a)	4	68
Edgewise Therapeutics, Inc. (a)	1	29
Edwards Lifesciences Corporation (a)	12	994
Elanco Animal Health Incorporated (a)	19	434
Elevance Health, Inc.	4	1,504
Eli Lilly and Company	12	13,035
Embecta Corp.	1	11
Emergent BioSolutions Inc. (a)	4	50
Enanta Pharmaceuticals, Inc. (a)	2	25
Encompass Health Corporation	7	696
Enhabit Inc. (a)	4	36
Enovis Corporation (a)	2	63
Ensign Group, Inc., The	3	540
Envista Holdings Corporation (a)	8	167
Evolent Health, Inc. - Class A (a)	6	24
Exact Sciences Corporation (a)	7	675
Exelixis, Inc. (a)	14	624
Fate Therapeutics, Inc. (a)	2	2
Fortrea Holdings Inc. (a)	4	71
Fulcrum Therapeutics, Inc. (a)	2	26
Fulgent Genetics, Inc. (a)	1	37
GE HealthCare Technologies Inc.	11	887
Gilead Sciences, Inc.	23	2,838
Glaukos Corporation (a)	1	101
Globus Medical, Inc. - Class A (a)	2	157
GoodRx Holdings, Inc. - Class A (a)	3	9
Grail, Inc. (a)	1	57
Haemonetics Corporation (a)	1	113
Halozyme Therapeutics, Inc. (a)	5	367
Harmony Biosciences Holdings, Inc. (a)	2	65
HCA Healthcare, Inc.	2	1,094
Health Catalyst, Inc. (a)	1	3
HealthEquity, Inc. (a)	4	352
Healthstream, Inc.	2	49
Henry Schein, Inc. (a)	6	422
Hologic, Inc. (a)	7	523
Humana Inc.	3	719
Icon Public Limited Company (a)	2	286
ICU Medical, Inc. (a)	—	43
IDEXX Laboratories, Inc. (a)	2	1,101
Illumina, Inc. (a)	2	324
Incyte Corporation (a)	6	614
Innoviva, Inc. (a)	5	98
Inogen, Inc. (a)	1	8
Insmed Incorporated (a)	2	422
Inspire Medical Systems, Inc. (a)	—	41
Insulet Corporation (a)	2	635
Integer Holdings Corporation (a)	1	91
Integra LifeSciences Holdings Corporation (a)	3	39
Intellia Therapeutics, Inc. (a) (b)	3	26
Intuitive Surgical, Inc. (a)	3	1,755
Iovance Biotherapeutics, Inc. (a) (b)	10	27
IQVIA Holdings Inc. (a)	7	1,506
Iradimed Corporation	—	42
Jazz Pharmaceuticals Public Limited Company (a)	3	566
Johnson & Johnson	38	7,780
Kiniksa Pharmaceuticals International, PLC - Class A (a)	1	42
Kodiak Sciences Inc. (a)	3	74
Krystal Biotech, Inc. (a)	1	149
Kymera Therapeutics, Inc. (a)	1	71
Labcorp Holdings Inc.	2	578
Lantheus Holdings, Inc. (a)	3	196
LeMaitre Vascular, Inc.	1	105
Lensar, Inc. (a) (b)	—	5
Lifestance Health Group, Inc. (a)	7	52
Ligand Pharmaceuticals Incorporated (a)	1	200
LivaNova PLC (a)	2	149
MacroGenics, Inc. (a)	3	5
MannKind Corporation (a)	14	77
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	16
Masimo Corporation (a)	1	68
McKesson Corporation	2	1,478
Medpace Holdings, Inc. (a)	1	404
Medtronic, Inc.	21	2,015
Merck & Co., Inc.	55	5,781
Merit Medical Systems, Inc. (a)	2	202
Mesa Laboratories, Inc.	—	21
Mettler-Toledo International Inc. (a)	—	541
MiMedx Group, Inc. (a)	2	16
Moderna, Inc. (a)	6	173
Molina Healthcare, Inc. (a)	2	424
Myriad Genetics, Inc. (a)	6	35
Natera, Inc. (a)	2	380
National HealthCare Corporation	1	116
National Research Corporation	1	13
Neogenomics, Inc. (a)	7	79
Neurocrine Biosciences, Inc. (a)	4	497
Nurix Therapeutics, Inc. (a)	1	25
Nuvation Bio Operating Company LLC - Class A (a)	18	157
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	11
Omnicell, Inc. (a)	2	110
OptimizeRX Corporation (a)	2	31
Option Care Health, Inc. (a)	5	145
Orasure Technologies, Inc. (a)	4	10
Organogenesis Holdings Inc. - Class A (a)	8	43
Organon & Co.	13	92
Orthofix Medical Inc. (a)	3	52
Orthopediatrics Corp. (a)	1	24
Owens & Minor, Inc. (a)	7	19
Pacific Biosciences of California, Inc. (a)	5	10
Pacira Pharmaceuticals, Inc. (a)	3	78
PDL BioPharma, Inc. (a) (b) (d)	6	2
Pediatrix Medical Group, Inc. (a)	7	146
Pennant Group, Inc., The (a)	3	76
Penumbra, Inc. (a)	1	354
Perrigo Company Public Limited Company	7	102
Pfizer Inc.	101	2,515
Phibro Animal Health Corporation - Class A	2	59
Phreesia, Inc. (a)	2	27
Prestige Consumer Healthcare Inc. (a)	3	156
Progyny, Inc. (a)	2	51
Protagonist Therapeutics, Inc. (a)	1	60
Prothena Corporation Public Limited Company (a)	3	27
PTC Therapeutics, Inc. (a)	1	103
Quest Diagnostics Incorporated	3	592
QuidelOrtho Corporation (a)	1	21
RadNet, Inc. (a)	3	211
Rafael Holdings, Inc. - Class B (a)	1	2
RAPT Therapeutics, Inc. (a)	—	7
Regeneron Pharmaceuticals, Inc.	1	909
Regenxbio Inc. (a)	3	49
Relay Therapeutics, Inc. (a)	2	19
Repligen Corporation (a)	2	350
Replimune Group, Inc. (a)	3	33
ResMed Inc.	3	770
Revolution Medicines, Inc. (a)	3	248

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Revvity, Inc.	4	377
Roivant Sciences Ltd. (a)	7	144
Sarepta Therapeutics, Inc. (a)	1	31
Schrodinger, Inc. (a)	1	17
Seer, Inc. - Class A (a)	8	15
Select Medical Holdings Corporation	9	131
SI-BONE, Inc. (a)	2	48
SIGA Technologies, Inc.	6	34
Sight Sciences, Inc. (a)	3	21
Solventum Corporation (a)	3	212
Sotera Health LLC (a)	13	224
STAAR Surgical Company (a)	3	76
Steris Public Limited Company	3	641
Stoke Therapeutics, Inc. (a)	2	71
Stryker Corporation	4	1,434
Supernus Pharmaceuticals, Inc. (a)	3	169
Surgery Partners, Inc. (a)	3	52
Teladoc Health, Inc. (a)	5	38
Teleflex Incorporated	2	197
Tempus AI, Inc. - Class A (a)	1	58
Tenet Healthcare Corporation (a)	6	1,129
Thermo Fisher Scientific Inc.	4	2,422
TransMedics Group, Inc. (a)	—	39
TruBridge, Inc. (a)	1	16
U.S. Physical Therapy, Inc.	1	68
UFP Technologies, Inc. (a)	—	67
United Therapeutics Corporation (a)	2	1,016
UnitedHealth Group Incorporated	12	3,852
Universal Health Services, Inc. - Class B	3	655
Utah Medical Products, Inc.	—	11
Vanda Pharmaceuticals Inc. (a)	5	42
Varex Imaging Corporation (a)	3	36
Veeva Systems Inc. - Class A (a)	2	477
Veracyte, Inc. (a)	3	145
Vericel Corporation (a)	2	63
Vertex Pharmaceuticals Incorporated (a)	2	1,079
Viatris Inc.	44	551
Waters Corporation (a)	2	754
Waystar Holding Corp. (a)	2	74
West Pharmaceutical Services, Inc.	1	398
Xencor, Inc. (a)	4	66
Zentalis Pharmaceuticals, Inc. (a) (b)	3	5
Zimmer Biomet Holdings, Inc.	5	482
Zoetis Inc. - Class A	8	1,052
Zymeworks Inc. (a)	4	99
		118,377
Consumer Staples 4.9%
Albertsons Companies, Inc. - Class A	25	431
Alico, Inc.	1	30
Altria Group, Inc.	25	1,421
Andersons, Inc., The	1	51
Archer-Daniels-Midland Company	6	367
B&G Foods, Inc. (b)	3	11
Bellring Intermediate Holdings, Inc. (a)	5	130
BJ's Wholesale Club Holdings, Inc. (a)	7	671
Boston Beer Company, Inc., The - Class A (a)	—	75
Brown-Forman Corporation - Class A	3	83
Brown-Forman Corporation - Class B	6	164
Bunge Global S.A.	5	448
Calavo Growers, Inc.	2	36
Cal-Maine Foods, Inc.	2	189
Campbell's Company, The	13	358
Casey's General Stores, Inc.	2	1,010
Celsius Holdings, Inc. (a)	1	38
Central Garden & Pet Company (a)	1	37
Central Garden & Pet Company - Class A (a)	4	113
Church & Dwight Co., Inc.	6	516
Clorox Company, The	2	202
Coca-Cola Company, The	67	4,676
Coca-Cola Consolidated, Inc.	4	608
Colgate-Palmolive Company	16	1,256
Conagra Brands, Inc.	18	306
Constellation Brands, Inc. - Class A	5	680
Costco Wholesale Corporation	7	5,714
Coty Inc. - Class A (a)	28	88
Darling Ingredients Inc. (a)	6	212
Del Monte Fresh Produce Company	4	139
Dole Public Limited Company	2	27
Dollar General Corporation	7	964
Dollar Tree, Inc. (a)	6	800
e.l.f. Beauty, Inc. (a)	1	63
Edgewell Personal Care Colombia S A S	2	42
Energizer Holdings, Inc.	4	74
Estee Lauder Companies Inc., The - Class A	3	335
Farmer Bros. Co. (a)	2	2
Flowers Foods, Inc.	9	99
Freshpet, Inc. (a)	1	57
General Mills, Inc.	17	801
Grocery Outlet Holding Corp. (a)	4	42
Hain Celestial Group, Inc., The (a)	6	7
Herbalife Nutrition Ltd. (a)	4	49
Hershey Company, The	4	766
Hormel Foods Corporation	16	373
Ingles Markets, Incorporated - Class A	1	56
Ingredion Incorporated	4	388
Interparfums, Inc.	1	107
J&J Snack Foods Corp.	1	60
J. M. Smucker Company, The	4	400
John B. Sanfilippo & Son, Inc.	1	61
Kenvue Inc.	46	785
Keurig Dr Pepper Inc.	25	696
Kimberly-Clark Corporation	9	879
Kraft Heinz Company, The	23	560
Kroger Co., The	36	2,260
Lamb Weston Holdings, Inc.	5	229
Limoneira Company	1	14
Maplebear Inc. (a)	5	238
McCormick & Company, Incorporated	8	518
McCormick & Company, Incorporated	1	41
Medifast, Inc. (a)	1	5
MGPI Processing, Inc.	1	20
Mission Produce, Inc. (a)	3	39
Molson Coors Beverage Company - Class B	8	365
Mondelez International, Inc. - Class A	19	1,033
Monster Beverage 1990 Corporation (a)	8	624
National Beverage Corp. (a)	4	116
Natural Grocers By Vitamin Cottage, Inc.	2	53
Natural Health Trends Corp.	—	—
Nature's Sunshine Products, Inc. (a)	1	16
Nu Skin Enterprises, Inc. - Class A	5	45
Oil-Dri Corporation of America	1	39
PepsiCo, Inc.	23	3,371
Performance Food Group Company (a)	7	668
Philip Morris International Inc.	23	3,678
Pilgrim's Pride Corporation	7	254
Post Holdings, Inc. (a)	4	356
PriceSmart, Inc.	2	231
Procter & Gamble Company, The	43	6,209
Reynolds Consumer Products Inc.	10	218
Seaboard Corporation	—	160
Seneca Foods Corporation - Class A (a)	1	76
Simply Good Foods Company, The (a)	5	108
Spectrum Brands Holdings, Inc.	1	75
Sprouts Farmers Market, Inc. (a)	5	380
Sysco Corporation	15	1,071
Target Corporation	14	1,345
The Chefs' Warehouse, Inc. (a)	3	158
The Honest Company, Inc. (a) (b)	5	12
The Marzetti Company	1	225
Tootsie Roll Industries, Inc.	2	90
Treehouse Foods, Inc. (a)	3	59
Turning Point Brands, Inc.	2	172
Tyson Foods, Inc. - Class A	9	521
United Natural Foods, Inc. (a)	4	133
Universal Corporation	2	106
US Foods Holding Corp. (a)	13	1,003
USANA Health Sciences, Inc. (a)	1	26
UTZ Brands, Inc. - Class A	2	24
Village Super Market, Inc. - Class A	1	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Vita Coco Company, Inc., The (a)	1	53
Vital Farms, Inc. (a)	2	48
Walmart Inc.	67	7,518
WD-40 Company	1	105
Weis Markets, Inc.	2	129
		62,825
Energy 4.2%
Antero Midstream Corporation	26	458
Antero Resources Corporation (a)	15	518
APA Corporation	16	398
Archrock, Inc.	9	232
Atlas Energy Solutions Inc. (b)	1	8
Baker Hughes Company - Class A	29	1,316
Bristow Holdings U.S. Inc. (a)	1	54
Cactus, Inc. - Class A	2	93
California Resources Corporation	4	195
Centrus Energy Corp. - Class A (a)	1	267
Cheniere Energy, Inc.	7	1,321
Chevron Corporation	31	4,762
Chord Energy Corporation	—	43
Clean Energy Fuels Corp. (a)	5	11
CNX Resources Corporation (a)	8	288
Comstock Resources, Inc. (a) (b)	13	299
ConocoPhillips	45	4,202
Core Laboratories LP	3	47
Core Natural Resources, Inc.	1	86
Coterra Energy Inc.	36	942
Crescent Energy Company - Class A	12	102
CVR Energy, Inc. (a)	3	68
Delek US Holdings, Inc.	4	121
Devon Energy Corporation	42	1,529
DHT Holdings, Inc.	12	152
Diamondback Energy, Inc.	8	1,188
DMC Global Inc. (a)	2	15
Dorian LPG Ltd.	3	71
DT Midstream, Inc.	5	562
EOG Resources, Inc.	19	1,944
EQT Corporation	17	895
Evolution Petroleum Corporation	3	10
Expand Energy Corporation	7	748
Expro Group Holdings N.V. (a)	4	49
Exxon Mobil Corporation	93	11,149
Forum Energy Technologies, Inc. (a)	1	20
FutureFuel Corp.	4	12
Geospace Technologies Corporation (a) (b)	1	12
Green Plains Inc. (a)	4	39
Gulf Island Fabrication, Inc. (a)	1	11
Gulfport Energy Operating Corporation (a)	1	187
Halliburton Company	36	1,022
Helix Energy Solutions Group, Inc. (a)	9	59
Helmerich & Payne, Inc.	4	102
HF Sinclair Corporation	6	292
Innovex International, Inc. (a)	4	89
International Seaways, Inc.	2	97
Kinder Morgan, Inc.	37	1,016
Kinetik Holdings Inc. - Class A	2	68
Kodiak Gas Services, LLC	2	71
Kosmos Energy Ltd. (a)	15	14
Liberty Energy Inc. - Class A	10	184
Magnolia Oil & Gas Corporation - Class A	15	338
Mammoth Energy Services, Inc. (a)	2	4
Marathon Petroleum Corporation	8	1,303
Matador Resources Company	6	238
Murphy Oil Corporation	6	179
Nabors Industries Ltd. (a)	—	24
NACCO Industries, Inc. - Class A	—	25
Natural Gas Services Group, Inc.	2	56
Noble Corporation 2022 Limited	4	103
Nordic American Tankers Limited	13	44
Northern Oil and Gas Incorporated	3	65
NOV Inc.	12	195
Occidental Petroleum Corporation	27	1,113
Oceaneering International, Inc. (a)	8	182
Oil States International, Inc. (a)	6	40
ONEOK, Inc.	16	1,148
Ovintiv Canada ULC	15	574
Par Pacific Holdings, Inc. (a)	3	116
PBF Energy Inc. - Class A	4	121
Peabody Energy Corporation	5	142
Permian Resources Corporation - Class A	31	435
Phillips 66	11	1,413
Propetro Holding Corp. (a)	6	57
Range Resources Corporation	12	433
REX American Resources Corporation (a)	1	33
RPC, Inc.	13	68
Schlumberger Limited	41	1,569
Scorpio Tankers Inc.	2	103
SEACOR Marine Holdings Inc. (a)	2	11
Seadrill Limited (a)	—	16
Select Water Solutions, Inc. - Class A	8	86
SFL Corporation Ltd.	9	74
SM Energy Company	6	117
Solaris Energy Infrastructure, Inc. - Class A	2	90
Talos Energy Inc. (a)	7	81
Targa Resources Corp.	6	1,158
TechnipFMC PLC	26	1,161
Teekay Corporation	7	67
Teekay Tankers Ltd. - Class A	1	56
TETRA Technologies, Inc. (a)	8	74
Texas Pacific Land Corporation	2	533
Tidewater Inc. (a)	2	101
Transocean Ltd. (a) (c)	35	146
Uranium Energy Corp. (a)	12	137
Valaris Limited (a)	2	90
Valero Energy Corporation	8	1,312
Viper Energy, Inc. - Class A	1	49
Vitesse Energy, Inc. (b)	2	41
W&T Offshore, Inc. (b)	16	26
Weatherford International Public Limited Company	4	278
Williams Companies, Inc., The	19	1,158
World Kinect Corporation	4	94
		54,515
Materials 2.9%
AdvanSix Inc.	2	38
Air Products and Chemicals, Inc.	4	979
Albemarle Corporation	4	528
Alcoa Corporation	9	496
Alpha Metallurgical Resources, Inc. (a)	1	104
Alto Ingredients, Inc. (a)	10	28
Amcor Pty Ltd	89	745
American Vanguard Corporation (a)	4	14
Ampco-Pittsburgh Corporation (a)	1	5
AptarGroup, Inc.	3	324
Ardagh Metal Packaging S.A.	7	29
Ashland Inc.	2	126
Aspen Aerogels, Inc. (a)	2	6
Avery Dennison Corporation	4	661
Avient Corporation	3	83
Axalta Coating Systems Ltd. (a)	16	530
Balchem Corporation	1	218
Ball Corporation	8	422
Cabot Corporation	3	172
Celanese Corporation - Class A	4	161
Century Aluminum Company (a)	4	167
CF Industries Holdings, Inc.	10	758
Chemours Company, The	3	39
Clearwater Paper Corporation (a)	—	3
Cleveland-Cliffs Inc. (a)	18	239
Coeur Mining, Inc. (a)	17	309
Commercial Metals Company	7	467
Compass Minerals International, Inc. (a)	3	65
Core Molding Technologies, Inc. (a)	1	16
Corteva, Inc.	17	1,134
CRH Public Limited Company	6	728
Crown Holdings, Inc.	7	769
Dow Inc.	17	397
DuPont de Nemours, Inc.	11	432
Eagle Materials Inc.	2	456

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Eastman Chemical Company	6	374
Ecolab Inc.	4	1,040
Ecovyst Inc. (a)	4	40
Element Solutions Inc.	13	314
Ferroglobe PLC	13	61
FMC Corporation	4	55
Fortitude Gold Corporation	1	5
Freeport-McMoRan Inc.	36	1,838
Graphic Packaging Holding Company	19	289
Greif, Inc. - Class A	2	137
Greif, Inc. - Class B	1	78
H.B. Fuller Company	2	130
Hawkins, Inc.	1	169
Hecla Mining Company	33	628
Huntsman Corporation	8	78
Ingevity Corporation (a)	2	104
Innospec Inc.	1	94
International Flavors & Fragrances Inc.	6	419
International Paper Company	12	466
Intrepid Potash, Inc. (a)	2	57
Kaiser Aluminum Corporation	1	126
KRC Materials, Inc. (a)	3	191
Kronos Worldwide, Inc.	8	34
Linde Public Limited Company	8	3,337
Louisiana-Pacific Corporation (W VA)	3	236
LSB Industries, Inc. (a)	4	30
LyondellBasell Industries N.V. - Class A	9	404
Martin Marietta Materials, Inc.	2	950
Materion Corporation	1	119
MATIV Holdings, Inc.	5	61
Mercer International Inc.	8	16
Metallus Inc. (a)	3	53
Minerals Technologies Inc.	2	93
Mosaic Company, The	15	370
MP Materials Corp. - Class A (a) (b)	6	297
Myers Industries, Inc.	2	39
NewMarket Corporation	1	400
Newmont Corporation	21	2,070
Nucor Corporation	6	1,011
O-I Glass, Inc. (a)	7	106
Olin Corporation	4	73
Olympic Steel, Inc.	1	45
Orion Engineered Carbons Finance & Co. S.C.A.	4	24
Packaging Corporation of America	4	907
Perimeter Solutions, Inc. (a)	1	37
PPG Industries, Inc.	7	747
Quaker Chemical Corporation	1	103
Ramaco Resources, Inc. - Class A	4	71
Ramaco Resources, Inc. - Class B	1	14
Ranpak Holdings Corp - Class A (a)	3	15
Reliance, Inc.	3	728
Royal Gold, Inc.	2	534
RPM International Inc.	5	519
Ryerson Holding Corporation	2	39
Scotts Miracle-Gro Company, The	—	19
Sealed Air Corporation	7	295
Sensient Technologies Corporation	2	204
Sherwin-Williams Company, The	4	1,297
Silgan Holdings Inc.	4	172
Smurfit Westrock Public Limited Company	11	430
Solstice Advanced Materials US, Inc. (a)	3	135
Sonoco Products Company	6	275
Southern Copper Corporation	1	186
Steel Dynamics, Inc.	5	808
Stepan Company	1	60
SunCoke Energy, Inc.	4	29
Sylvamo Corporation	2	102
Tredegar Corporation (a)	3	20
TriMas Corporation	3	119
Tronox Holdings PLC	10	42
United States Lime & Minerals, Inc.	2	189
Vulcan Materials Company	4	1,031
Warrior Met Coal, Inc.	2	175
Westlake Corporation	2	182
Worthington Steel, Inc.	2	79
		37,672
Utilities 2.4%
AES Corporation, The	16	225
Alliant Energy Corporation	7	478
Ameren Corporation	6	580
American Electric Power Company, Inc.	9	1,093
American States Water Company	2	109
American Water Works Company, Inc.	3	437
Artesian Resources Corporation - Class A	1	30
Atmos Energy Corporation	3	574
Avista Corporation	3	126
Black Hills Corporation	3	232
California Water Service Group	3	115
CenterPoint Energy, Inc.	14	534
Chesapeake Utilities Corporation	1	109
Clearway Energy, Inc. - Class A	2	63
Clearway Energy, Inc. - Class C	4	133
CMS Energy Corporation	6	441
Consolidated Edison, Inc.	7	725
Constellation Energy Group, Inc.	5	1,660
Dominion Energy, Inc.	15	883
DTE Energy Company	4	548
Duke Energy Corporation	12	1,375
Edison International	8	452
Entergy Corporation	9	858
Essential Utilities, Inc.	10	387
Evergy, Inc.	7	504
Eversource Energy	8	533
Exelon Corporation	20	870
FirstEnergy Corp.	12	524
Genie Energy Ltd. - Class B	2	27
H2O America	1	43
Hallador Energy Company (a)	3	59
Hawaiian Electric Industries, Inc. (a)	6	74
IDACORP, Inc.	2	296
MDU Resources Group, Inc.	14	278
MGE Energy, Inc.	2	128
Middlesex Water Company	1	36
National Fuel Gas Company	4	302
New Jersey Resources Corporation	6	294
NextEra Energy, Inc.	27	2,138
NiSource Inc.	13	553
Northwest Natural Holding Company	2	98
NorthWestern Corporation	3	182
NRG Energy, Inc.	7	1,037
OGE Energy Corp.	9	390
Oklo Inc. - Class A (a)	—	21
One Gas, Inc.	3	210
Ormat Technologies, Inc.	3	336
Otter Tail Corporation	2	130
PG&E Corporation	35	557
Pinnacle West Capital Corporation	5	426
Portland General Electric Company	5	224
PPL Corporation	16	544
Public Service Enterprise Group Incorporated	10	787
Sempra	12	1,079
Southwest Gas Holdings, Inc.	3	253
Spire Inc.	3	228
Talen Energy Corporation (a)	—	62
The Southern Company	16	1,430
The York Water Company	1	24
TXNM Energy, Inc.	4	254
UGI Corporation	9	351
Unitil Corporation	1	48
Vistra Corp.	10	1,680
WEC Energy Group Inc.	6	683
XCEL Energy Inc.	12	871
		30,731
Real Estate 0.3%
Anywhere Real Estate Inc. (a)	4	50
CBRE Group, Inc. - Class A (a)	8	1,277
Compass, Inc. - Class A (a)	9	91
CoStar Group, Inc. (a)	8	541

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Cushman & Wakefield Ltd. (a)	13	214
Douglas Elliman Inc. (a)	6	14
Dwight A. Walker Real Estate, Inc. - Class A (a)	3	23
eXp World Holdings, Inc. (b)	2	20
Florida Rock Properties, Inc. (a)	1	24
Forestar Group Inc. (a)	2	50
Howard Hughes Holdings Inc. (a)	3	256
Jones Lang LaSalle Incorporated (a)	2	750
Kennedy-Wilson Holdings, Inc.	11	108
Marcus & Millichap Company	2	65
Newmark Group, Inc. - Class A	9	159
Seaport Entertainment Group Inc. (a) (b)	1	16
St. Joe Company, The	2	113
Stratus Properties Inc. (a)	—	11
Tejon Ranch Co. (a)	3	49
The Rmr Group Inc. - Class A (b)	2	28
Vestis Corporation	5	31
Zillow Group, Inc. - Class A (a)	2	155
Zillow Group, Inc. - Class C (a)	7	459
		4,504
Total Common Stocks (cost $662,499)		1,287,198
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	1
Akero Therapeutics Inc. (a) (d)	1	—
Albireo Pharma, Inc. (a) (d)	2	15
Bristol-Myers Squibb Company (a)	2	—
Chinook Therapeutics, Inc. (a) (d)	5	—
Poseida Therapeutics, Inc. (a) (d)	5	2
Resolute Forest Products Inc. (a) (d)	8	2
Sage Therapeutics Inc. (a) (d)	1	—
Spectrum Pharmaceuticals, Inc. (a) (d)	3	—
Total Rights (cost $0)		20
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.64% (e) (f)	2,487	2,487
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (e) (f)	1,642	1,642
Total Short Term Investments (cost $4,129)		4,129
Total Investments 100.0% (cost $666,628)		1,291,347
Other Assets and Liabilities, Net (0.0)%		(551)
Total Net Assets 100.0%		1,290,796

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	2,670	104,070	104,253	106	—	—	2,487	0.2
JNL Government Money Market Fund, 3.74% - Class SL	577	20,628	19,563	37	—	—	1,642	0.1
	3,247	124,698	123,816	143	—	—	4,129	0.3

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	18	—
Transocean Ltd.	07/07/15	415	146	—
		434	164	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,287,196	—	2	1,287,198
Rights	—	—	20	20
Short Term Investments	4,129	—	—	4,129
	1,291,325	—	22	1,291,347

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 20.6%
3D Systems Corporation (a)	16	29
A. O. Smith Corporation	13	891
AAON, Inc. (b)	12	895
AAR Corp. (a)	7	543
ABM Industries Incorporated	12	494
ACCO Brands Corporation	22	82
Acuity Brands, Inc.	5	1,745
ACV Auctions Inc. - Class A (a)	21	170
Advanced Drainage Systems, Inc.	9	1,285
Aebi Schmidt Holding AG	8	101
AGCO Corporation	9	960
Air Lease Corporation - Class A	18	1,184
Alamo Group Inc.	2	372
Alaska Air Group, Inc. (a)	20	1,004
Albany International Corp. - Class A	5	267
Alight, Inc. - Class A	79	155
Allegiant Travel Company (a)	3	286
Allient Inc.	3	177
Allison Systems, Inc.	13	1,292
Alta Equipment Group Inc. - Class A	8	35
Amentum Holdings, Inc. (a)	4	107
Ameresco, Inc. - Class A (a)	6	162
American Airlines Group Inc. (a)	74	1,137
American Superconductor Corporation (a)	6	187
American Woodmark Corporation (a)	3	150
API Group Corporation (a)	22	830
Apogee Enterprises, Inc.	4	154
Applied Industrial Technologies, Inc.	6	1,598
Arcbest Corporation	4	309
Arcosa, Inc.	8	868
Argan, Inc.	3	856
Armstrong World Industries, Inc.	7	1,367
Astec Industries, Inc.	4	174
Astronics Corporation (a)	6	309
Astronics Corporation - Class B (a)	—	8
Asure Software, Inc. (a)	6	60
ATI Inc. (a)	13	1,531
Atkore Inc.	6	355
ATMUS Filtration Technologies Inc.	10	540
Avis Budget Group, Inc. (a) (b)	4	562
AZZ Inc.	5	538
Barrett Business Services, Inc.	5	168
BGSF, Inc. (b)	2	7
Blue Bird Global Corporation (a)	5	249
BlueLinx Holdings Inc. (a)	1	87
Boise Cascade Company	7	493
Booz Allen Hamilton Holding Corporation - Class A	11	920
Bowman Consulting Group Ltd. (a)	3	92
Brady Corporation - Class A	7	581
BrightView Holdings, Inc. (a)	16	208
Brink's Company, The	7	802
Broadwind Inc. (a)	2	5
Builders FirstSource, Inc. (a)	7	711
Byrna Technologies Inc. (a)	4	62
Caci International Inc. - Class A (a)	2	1,147
Cadeler A/S - ADR (a)	1	13
Cadre Holdings, Inc.	7	294
Carpenter Technology Corporation	5	1,640
Casella Waste Systems, Inc. - Class A (a)	10	999
CBIZ, Inc. (a)	4	193
CECO Environmental Corp. (a)	6	374
Centuri Holdings, Inc. (a)	10	251
Chart Industries, Inc. (a)	6	1,317
Cimpress Public Limited Company (a)	4	297
Civeo Corporation	3	65
Clarivate PLC (a)	96	320
Clean Harbors, Inc. (a)	—	22
CNH Industrial N.V.	105	966
Columbus McKinnon Corporation	5	94
Commercial Vehicle Group, Inc. (a)	1	1
Concentrix Corporation	7	277
Concrete Pumping Holdings, Inc.	9	60
Conduent Incorporated (a)	35	68
Construction Partners, Inc. - Class A (a)	3	345
Copa Holdings, S.A. - Class A	5	607
Core & Main, Inc. - Class A (a)	14	733
Costamare Bulkers Holdings Limited (a)	4	61
Costamare Inc.	20	314
Covenant Logistics Group, Inc. - Class A	4	87
CRA International, Inc.	1	250
Crane Company	7	1,310
CSG Systems International, Inc.	5	372
CSW Industrials, Inc.	3	805
Custom Truck One Source, Inc. (a)	19	110
Deluxe Corporation	9	199
Distribution Solutions Group, Inc. (a)	6	158
DLH Holdings Corp. (a) (b)	1	4
DNOW Inc. (a)	33	442
Donaldson Company, Inc.	13	1,185
Douglas Dynamics, Inc.	5	161
Ducommun Incorporated (a)	3	260
DXP Enterprises, Inc. (a)	3	375
Dycom Industries, Inc. (a)	5	1,601
Eastern Company The	1	24
Elance, Inc. (a)	23	446
Energy Recovery, Inc. (a)	9	128
Enerpac Tool Group Corp. - Class A	9	361
EnerSys	7	973
Ennis, Inc.	5	98
Enpro Inc.	4	756
Enviri Corporation (a)	16	282
ESAB Corporation	9	1,018
ESCO Technologies Inc.	4	822
Everus Construction Group, Inc. (a)	8	689
EVI Industries, Inc.	3	73
ExlService Holdings, Inc. (a)	27	1,133
Exponent, Inc.	8	582
Federal Signal Corporation	10	1,071
First Advantage Corporation (a)	12	178
Flowserve Corporation	21	1,450
Fluence Energy, Inc. - Class A (a) (b)	3	54
Fluor Corporation (a)	26	1,028
Format, Inc. (a)	3	164
Forrester Research, Inc. (a)	5	39
Fortune Brands Innovations, Inc.	15	766
Forward Air Corporation (a)	4	91
Franklin Covey Co. (a)	3	47
Franklin Electric Co., Inc.	8	758
FreightCar America, Inc. (a)	2	27
Frontier Group Holdings, Inc. (a) (b)	30	142
FTAI Infrastructure Inc.	15	71
FTI Consulting, Inc. (a)	6	970
FuelCell Energy, Inc. (a)	2	15
Gates Industrial Corporation PLC (a)	43	913
GATX Corporation	6	1,039
Genco Shipping & Trading Limited	8	155
Gencor Industries, Inc. (a)	2	25
Generac Holdings Inc. (a)	7	932
Genpact Limited	21	997
Gibraltar Industries, Inc. (a)	5	259
Global Industrial Company	6	178
Gorman- Rupp Company, The	5	254
Graham Corporation (a)	2	148
Granite Construction Incorporated	7	846
Great Lakes Dredge & Dock Corporation (a)	12	160
Greenbrier Companies, Inc., The	6	265
Griffon Corporation	8	586
GXO Logistics Inc. (a)	18	951
Hayward Holdings, Inc. (a)	34	523
Healthcare Services Group, Inc. (a)	13	242
Heartland Express, Inc.	12	111
Helios Technologies, Inc.	5	290
Herc Holdings Inc.	6	825
Hertz Global Holdings, Inc. (a) (b)	52	268
Hexcel Corporation	12	860
Hillenbrand, Inc.	6	189

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Hillman Solutions Corp. - Class A (a)	32	281
HireQuest, Inc. (b)	1	6
HNI Corporation	12	491
Hub Group, Inc. - Class A	11	461
Hudson Global, Inc. (a)	—	5
Hudson Technologies, Inc. (a)	10	70
Huntington Ingalls Industries, Inc.	4	1,515
Hurco Companies, Inc. (a)	2	24
Huron Consulting Group Inc. (a)	3	519
Hyliion Holdings Corp. - Class A (a)	12	23
Hyster-Yale, Inc. - Class A	3	87
IBEX Limited (a)	3	118
ICF International, Inc.	3	267
IES Holdings, Inc. (a)	4	1,423
Innodata Inc. (a) (b)	6	296
Innovative Solutions and Support, Inc. (a)	4	76
Insperity, Inc.	6	238
Insteel Industries, Inc.	4	121
Interface, Inc. - Class A	12	322
ITT Inc.	—	79
Janus International Group, Inc. (a)	24	157
JELD-WEN Holding, Inc. (a)	15	37
JetBlue Airways Corporation (a)	61	279
Kadant Inc. (b)	2	551
Karat Packaging Inc.	4	84
KBR, Inc.	16	647
Kelly Services, Inc. - Class A	7	60
Kennametal Inc.	13	368
Kforce Inc.	3	103
Kirby Corporation (a)	9	1,002
Knight-Swift Transportation Holdings Inc. - Class A	22	1,151
Korn Ferry	9	575
Kratos Defense & Security Solutions, Inc. (a)	23	1,728
L. B. Foster Company (a)	2	63
Landstar System, Inc.	4	636
LegalZoom.com, Inc. (a)	29	291
Leonardo DRS, Inc.	17	584
Limbach Holdings, Inc. (a)	2	190
Lincoln Electric Holdings, Inc.	—	81
Lindsay Corporation	2	220
Liquidity Services, Inc. (a)	6	177
Loar Holdings Inc. (a)	7	450
LSI Industries Inc.	6	115
Luxfer Holdings PLC	5	64
Lyft, Inc. - Class A (a)	47	919
Manitowoc Company, Inc., The (a)	8	94
ManpowerGroup Inc.	8	227
Marten Transport, Ltd.	15	165
Mastech Digital, Inc. (a)	3	19
Masterbrand, Inc. (a)	21	231
Matrix Service Company (a)	4	53
Matson Intermodal - Paragon, Inc.	5	679
Maximus, Inc.	9	815
Mayville Engineering Company, Inc. (a)	4	72
McGrath RentCorp	4	434
Mercury Systems, Inc. (a)	10	737
Microvast Holdings, Inc. (a) (b)	8	21
Middleby Corporation, The (a)	7	1,087
Miller Industries, Inc.	2	91
Millerknoll, Inc.	12	214
Mine Safety Appliances Company, LLC	6	1,022
Mistras Group, Inc. (a)	7	92
Modine Manufacturing Company (a)	9	1,211
Monocle Acquisition Corporation (a)	11	76
Montrose Environmental Group, Inc. (a)	6	148
MOOG Inc. - Class A	5	1,153
MSC Industrial Direct Co., Inc. - Class A	8	648
Mueller Industries, Inc.	18	2,082
Mueller Water Products, Inc. - Class A	25	606
MYR Group Inc. (a)	3	579
National Presto Industries, Inc.	1	151
NET Power Inc. - Class A (a) (b)	6	15
Newpark Resources, Inc. (a)	17	206
NextPower LLC - Class A (a)	19	1,674
NN, Inc. (a)	11	14
NWPX Infrastructure, Inc. (a)	2	125
Omega Flex, Inc.	2	55
Openlane, Inc. (a)	18	549
Orion Group Holdings, Inc. (a)	8	77
Oshkosh Corporation	11	1,322
Owens Corning	7	829
P.A.M. Transportation Services, Inc. (a)	4	52
Pangaea Logistics Solutions Ltd.	8	56
Park Aerospace Technologies Corp.	5	103
Park-Ohio Holdings Corp.	3	67
Parsons Corporation (a)	14	865
Paycom Software, Inc.	—	80
Paylocity Holding Corporation (a)	5	824
Perma-Fix Environmental Services, Inc. (a) (b)	3	42
Perma-Pipe International Holdings, Inc. (a)	1	25
Pitney Bowes Inc.	21	226
Planet Labs Inc. - Class A (a)	30	596
Plug Power Inc. (a) (b)	3	6
Powell Industries, Inc.	2	670
Preformed Line Products Company	1	198
Primoris Services Corporation	9	1,125
Proto Labs, Inc. (a)	5	235
Quad/Graphics, Inc. - Class A	8	53
Quanex Building Products Corporation	5	69
Quest Resource Holding Corporation (a)	1	3
Radiant Logistics, Inc. (a)	8	51
RBC Bearings Incorporated (a)	2	889
RCM Technologies, Inc. (a)	2	44
Regal Rexnord Corporation	8	1,121
Resideo Technologies, Inc. (a)	25	866
Resources Connection, Inc.	7	33
REV Group, Inc.	9	550
Robert Half Inc.	12	329
Rush Enterprises, Inc. - Class A	10	541
Rush Enterprises, Inc. - Class B	3	174
RXO Inc. (a)	16	203
Ryder System, Inc.	7	1,311
Saia, Inc. (a)	3	968
Schneider National, Inc. - Class B	15	395
Science Applications International Corporation	8	787
Sensata Technologies Holding PLC	19	620
Shoals Technologies Group, Inc. - Class A (a)	20	170
Simpson Manufacturing Co., Inc.	7	1,108
SiteOne Landscape Supply, Inc. (a)	6	696
Skillsoft (US) LLC - Class A (a) (b)	1	7
SkyWest, Inc. (a)	7	726
SPX Technologies, Inc. (a)	8	1,525
Standex International Corporation	2	423
Stanley Black & Decker, Inc.	18	1,355
Sterling Infrastructure, Inc. (a)	5	1,620
Sun Country Airlines Holdings, Inc. (a)	10	138
Sunrun Inc. (a)	36	655
Taskus, Inc. - Class A (a)	3	39
Taylor Devices, Inc. (a) (b)	—	14
Tecnoglass Inc.	8	390
Tennant Company	3	241
Terex Corporation	11	572
Tetra Tech, Inc.	28	939
Thermon Group Holdings, Inc. (a)	6	240
TIC Solutions, Inc. (a)	13	131
Timken Company, The	12	971
Titan International, Inc. (a)	12	94
Titan Machinery Inc. (a)	5	71
Toro Company, The	11	880
Transcat, Inc. (a)	2	93
Trex Company, Inc. (a)	13	470
Trinet Group, Inc.	8	474
Trinity Industries, Inc.	14	374
TrueBlue, Inc. (a)	6	29
TTEC Holdings, Inc. (a) (b)	8	29
Tutor Perini Corporation	10	673
Twin Disc, Incorporated	3	50
UFP Industries, Inc.	10	919
U-Haul Holding Company (a) (b)	3	131
U-Haul Holding Company - Series N	17	773
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Ultralife Corporation (a)	3	15
Unifirst Corporation	2	480
Universal Logistics Holdings, Inc. (b)	5	74
V2X, Inc. (a)	5	287
Valmont Industries, Inc.	3	1,332
Verra Mobility Corporation - Class A (a)	23	514
Vicor Corporation (a)	5	596
Virco Mfg. Corporation	4	24
VirTra, Inc. (a)	1	6
VSE Corporation	3	599
Wabash National Corporation	9	75
Watts Water Technologies, Inc. - Class A	5	1,248
Werner Enterprises, Inc.	11	326
WESCO International, Inc.	5	1,198
Willdan Group, Inc. (a)	3	270
Willis Lease Finance Corporation	1	138
Willscot Holdings Corporation - Class A	22	416
Worthington Industries, Inc.	8	438
Zurn Elkay Water Solutions Corporation	22	1,017
		145,980
Financials 20.4%
1st Security Bank of Washington	2	77
1st Source Corporation	4	267
Acacia Research Corporation (a)	12	45
ACNB Corporation	2	92
Affiliated Managers Group, Inc.	5	1,409
Alerus Financial Corporation	5	115
Ally Financial Inc.	4	185
Amalgamated Financial Corp.	6	178
Amerant Bancorp Inc. - Class A	8	149
American Coastal Insurance Corporation	4	45
American Financial Group, Inc.	3	454
Ameris Bancorp	12	912
Amerisafe, Inc.	4	141
Ames National Corporation	2	55
Arrow Financial Corporation	4	111
Artisan Partners Asset Management Inc. - Class A	12	485
Associated Banc-Corp	27	700
Associated Capital Group Inc. - Class A	1	23
Assurant, Inc.	5	1,190
Assured Guaranty Ltd.	9	854
Atlantic Union Bank	24	841
Atlanticus Holdings Corporation (a)	4	237
AXIS Capital Holdings Limited	13	1,382
Axos Financial, Inc. (a)	10	891
B. Riley & Co., LLC (a) (b)	4	19
Baldwin Insurance Group, Inc., The - Class A (a)	11	270
Banc of California, Inc.	21	414
BancFirst Corporation	6	597
Bancorp, Inc., The (a)	9	601
Bank First Corporation	1	120
Bank of Hawaii Corporation	7	462
Bank of Marin Bancorp	3	89
Bank of N.T. Butterfield & Son Limited, The	8	379
Bank OZK	20	900
Bank7 Corp.	1	37
BankFinancial Corporation (b)	3	32
BankUnited, Inc.	13	570
Bankwell Financial Group, Inc.	2	88
Banner Corporation	6	383
Bar Harbor Bankshares	3	92
Baycom Corp	3	78
BCB Bancorp, Inc.	5	40
Beacon Financial Corporation	15	403
BGC Group, Inc. - Class A	64	568
Blue Foundry Bancorp (a)	4	52
Blue Ridge Bankshares, Inc.	7	30
BOK Financial Corporation	10	1,206
Bowhead Specialty Holdings Inc. (a)	3	92
Bread Financial Payments, Inc.	8	617
Bridgewater Bancshares, Inc. (a) (c)	5	83
Brighthouse Financial, Inc. (a)	10	666
Brightsphere Investment Group Inc.	6	304
Burke & Herbert Financial Services Corp.	2	108
Business First Bancshares, Inc.	6	149
BV Financial, Inc. (a)	1	16
Byline Bancorp, Inc.	8	244
C&F Financial Corporation	1	51
Cadence Bank	30	1,302
California BanCorp	3	55
Camden National Corporation	3	146
Cantaloupe, Inc. (a)	8	90
Capital Bancorp, Inc.	3	94
Capital City Bank Group, Inc.	3	146
Capitol Federal Financial	23	158
Carter Bankshares, Inc. (a)	5	105
Cass Information Systems, Inc.	3	114
Cathay General Bancorp	13	605
Central Pacific Financial Corp.	5	162
Chemung Financial Corporation	1	63
ChoiceOne Financial Services, Inc. (b)	2	47
Citizens & Northern Corporation	4	78
City Holding Company	2	291
Civista Bancshares, Inc.	4	80
CNB Financial Corporation	4	112
CNO Financial Group, Inc.	16	669
Coastal Financial Corporation (a)	3	340
Cohen & Steers, Inc.	8	516
Colony Bankcorp, Inc.	4	69
Columbia Banking System, Inc.	34	945
Columbia Financial, Inc. (a)	16	251
Comerica Incorporated	17	1,451
Commerce Bancshares, Inc.	22	1,168
Community Financial System, Inc.	9	541
Community Trust Bancorp, Inc.	4	205
Community West Bancshares	4	87
ConnectOne Bancorp, Inc.	9	232
Consumer Portfolio Services, Inc. (a)	6	54
Crawford & Company - Class A	6	72
Crawford & Company - Class B	5	49
Credit Acceptance Corporation (a) (b)	2	852
Cullen/Frost Bankers, Inc.	10	1,240
Customers Bancorp, Inc. (a)	6	425
CVB Financial Corp.	24	439
Dave Inc. - Class A (a)	2	449
Diamond Hill Investment Group, Inc. - Class A	1	95
DigitalBridge Group, Inc. - Class A	30	468
Dime Community Bancshares, Inc.	8	233
Donegal Group Inc. - Class A	6	126
Donnelley Financial Solutions, Inc. (a)	5	228
Eagle Bancorp Montana, Inc.	1	29
Eagle Bancorp, Inc.	6	123
Eagle Financial Services, Inc.	—	11
Eastern Bankshares, Inc.	41	759
eHealth, Inc. (a)	7	30
Employers Holdings, Inc.	5	203
Enact Holdings, Inc.	10	382
Encore Capital Group, Inc. (a)	4	233
Enova International, Inc. (a)	5	748
Enterprise Financial Services Corp.	7	355
Equity Bancshares, Inc. - Class A	3	156
Esquire Financial Holdings, Inc.	2	180
Essent Group Ltd.	17	1,090
Euronet Worldwide, Inc. (a)	8	582
Evercore Inc. - Class A	4	1,293
EVERTEC, Inc.	10	305
EZCORP, Inc. - Class A (a)	10	196
F&G Annuities & Life, Inc.	2	72
F.N.B. Corporation	61	1,035
FactSet Research Systems Inc.	4	1,167
Farmers & Merchants Bancorp, Inc.	2	52
Farmers National Banc Corp.	7	98
FB Financial Corporation	9	510
Federal Agricultural Mortgage Corporation - Class C	2	305
Federated Hermes, Inc. - Class B	14	722
Fidelis Insurance Holdings Limited	14	283
Fidelity D&D Bancorp, Inc.	—	9
Finance of America Companies Inc. - Class A (a)	1	14
Financial Institutions, Inc.	4	120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
First American Financial Corporation	16	971
First Bancorp	7	359
First Bancorp	30	631
First Bancorp, Inc., The	3	70
First Bank of New Jersey	4	59
First Busey Corporation	16	372
First Business Financial Services, Inc.	2	94
First Commonwealth Financial Corporation	17	294
First Community Bancshares, Inc.	4	126
First Community Corporation	1	31
First Financial Bancorp.	16	412
First Financial Bankshares, Inc.	23	697
First Financial Corporation	2	146
First Foundation Inc. (a)	15	94
First Hawaiian, Inc.	21	538
First Horizon Corporation	58	1,376
First Internet Bancorp	2	47
First Interstate BancSystem, Inc. - Class A	18	617
First Merchants Corporation	10	379
First Mid Bancshares, Inc.	4	162
First Savings Financial Group, Inc.	1	24
First United Corporation	—	18
First Western Financial, Inc. (a)	2	67
FirstCash, Inc.	8	1,215
Firstsun Capital Bancorp (a)	2	58
Five Star Bancorp	3	104
Flagstar Bank, National Association	50	632
Flushing Financial Corporation	7	113
Flywire Corporation (a)	19	267
Franklin Resources, Inc.	12	286
Fulton Financial Corporation	29	565
FVCBankcorp, Inc.	1	9
GCM Grosvenor Inc. - Class A	7	75
Genworth Financial, Inc. - Class A (a)	71	637
German American Bancorp, Inc.	7	260
Glacier Bancorp, Inc.	21	937
Globe Life Inc.	9	1,285
GoHealth, Inc. - Class A (a)	1	2
Goosehead Insurance, Inc. - Class A	4	292
Great Southern Bancorp, Inc.	2	141
Green Dot Corporation - Class A (a)	11	142
Greene County Bancorp, MHC	2	53
Greenlight Capital Re, Ltd. - Class A (a)	7	109
Hagerty, Inc. - Class A (a)	8	104
Hamilton Insurance Group, Ltd. - Class B (a)	8	210
Hamilton Lane Incorporated - Class A	6	825
Hancock Whitney Corporation	14	908
Hanmi Financial Corporation	6	162
Hanover Insurance Group Inc., The	6	1,079
HBT Financial, Inc.	6	146
HCI Group, Inc.	2	390
Hennessy Advisors, Inc.	1	7
Heritage Commerce Corp	13	151
Heritage Financial Corporation	7	156
Heritage Global Solutions, Inc. (a)	6	7
Heritage Insurance Holdings, Inc. (a)	6	190
Hingham Institution For Savings, The	—	135
Hippo Holdings Inc. (a)	3	76
Home Bancorp, Inc.	2	97
Home BancShares, Inc.	33	909
Hometrust Bancshares, Inc.	2	96
Hope Bancorp, Inc.	23	253
Horace Mann Educators Corporation	7	332
Horizon Bancorp, Inc.	9	152
Houlihan Lokey, Inc. - Class A	2	359
Independence Holdings, LLC	19	1,309
Independent Bank Corp.	9	636
Independent Bank Corporation	4	135
International Bancshares Corporation	10	693
International Money Express Inc. (a)	7	100
Invesco Ltd.	53	1,397
Investar Holding Corporation	2	59
Investors Title Company	—	98
Isabella Bank Corporation	—	10
Jack Henry & Associates, Inc.	5	837
James River Group Holdings, Ltd.	9	54
Janus Henderson Group PLC	25	1,206
Jefferies Financial Group Inc.	16	1,015
Kearny Financial Corp	14	103
Kestrel Group Ltd (a)	1	11
Kingstone Companies, Inc.	1	24
Kinsale Capital Group, Inc.	3	1,111
Lakeland Financial Corporation	4	256
Lazard, Inc.	15	738
LCNB Corp.	3	44
LendingClub Corporation (a)	18	338
LendingTree, Inc. (a)	3	155
Lincoln National Corporation	22	987
Linkbancorp, Inc.	2	17
Live Oak Bancshares, Inc.	8	263
Loandepot, Inc. - Class A (a)	15	30
Mainstreet Bancshares, Inc.	1	29
MarketAxess Holdings Inc.	5	864
Marqeta, Inc. - Class A (a)	75	355
Mechanics Bancorp - Class A	16	228
Mercantile Bank Corporation	3	156
Merchants Bancorp, Inc.	7	255
Mercury General Corporation	9	878
Meridian Bank	3	49
Metrocity Bankshares, Inc.	5	122
Metropolitan Bank Holding Corp.	2	153
MGIC Investment Corporation	39	1,145
Mid Penn Bancorp, Inc.	3	99
Middlefield Banc Corp.	—	17
Midland States Bancorp, Inc.	5	102
MidWestOne Financial Group, Inc.	4	164
Moelis & Company - Class A	10	657
Morningstar, Inc.	5	1,034
MVB Financial Corp.	3	76
National Bank Holdings Corporation - Class A	6	241
National Bankshares, Inc.	1	32
Navient Corporation	18	240
NB Bancorp, Inc.	3	67
NBT Bancorp Inc.	9	381
NCR Atleos Corporation (a)	12	442
Nelnet, Inc. - Class A	5	600
Nerdwallet, Inc. - Class A (a)	7	98
NI Holdings Inc. (a)	3	42
Nicholas Financial, Inc. (a)	2	9
Nicolet Bankshares, Inc.	3	332
NMI Holdings, Inc. - Class A (a)	14	569
Northeast Bank	2	172
Northeast Community Bancorp, Inc.	3	59
Northfield Bancorp Inc.	8	92
Northrim Bancorp, Inc.	5	120
Northwest Bancshares, Inc.	27	319
Norwood Financial Corp. (b)	2	45
Oak Valley Bancorp.	1	17
OceanFirst Financial Corp.	11	203
Octave Specialty Group, Inc. (a)	10	81
OFG Bancorp	8	338
Old National Bancorp	53	1,187
Old Republic International Corporation	31	1,416
Old Second Bancorp, Inc.	9	169
Onity Group Inc. (a)	2	80
OP Bancorp	2	35
Open Lending Corporation - Class A (a)	19	29
Oportun Financial Corporation (a)	8	44
Oppenheimer Holdings Inc. - Class A	2	147
OppFi Inc. - Class A	5	50
Orange County Bancorp, Inc.	1	23
Origin Bancorp, Inc.	5	182
Orrstown Financial Services, Inc.	4	131
Oscar Health, Inc. - Class A (a)	32	457
P.C.B. Bancorp, Inc.	3	76
Palomar Holdings, Inc. (a)	4	593
Park National Corporation	3	465
Parke Bancorp, Inc.	3	73
Pathward Financial, Inc.	5	322
Paymentus Holdings, Inc. - Class A (a)	8	241

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Payoneer Global Inc. (a)	59	329
Paysafe Limited (a)	10	84
Paysign, Inc. (a)	8	42
Peapack-Gladstone Financial Corporation	3	96
PennyMac Financial Services, Inc.	9	1,132
Peoples Bancorp Inc.	7	199
Peoples Bancorp of North Carolina, Inc.	—	16
Peoples Financial Services Corp.	2	76
Perella Weinberg Partners - Class A	8	139
Pinnacle Financial Partners, Inc.	12	1,184
Piper Sandler Companies	3	1,007
PJT Partners Inc. - Class A	4	634
Plumas Bancorp	1	24
Ponce Financial Group, Inc. (a)	5	83
Popular, Inc.	11	1,404
PRA Group, Inc. (a)	7	124
Preferred Bank	2	231
Primerica, Inc.	4	1,086
Primis Financial Corp.	6	77
Princeton Bancorp, Inc.	1	50
Priority Technology Holdings, Inc. (a)	6	34
ProAssurance Corporation (a)	12	283
PROG Holdings, Inc.	8	232
Prosperity Bancshares, Inc.	13	924
Provident Financial Services, Inc.	24	468
QCR Holdings, Inc.	3	272
Radian Group Inc.	22	806
RBB Bancorp	5	93
Red River Bancshares, Inc.	1	107
Regional Management Corp.	2	84
Reinsurance Group of America, Incorporated	—	51
Remitly Global, Inc. (a)	28	391
RenaissanceRe Holdings Ltd	1	307
Renasant Corporation	16	565
Repay Holdings Corporation - Class A (a)	17	63
Republic Bancorp, Inc. - Class A	3	229
Richmond Mutual Bancorporation, Inc.	3	41
Riverview Bancorp, Inc.	3	14
RLI Corp.	15	960
Root LLC - Class A (a)	2	134
S & T Bancorp, Inc.	7	259
Safety Insurance Group, Inc.	3	196
Seacoast Banking Corporation of Florida	15	456
Security National Financial Corporation - Class A (a) (b)	4	34
SEI Investments Company	15	1,208
Selective Insurance Group, Inc.	10	831
SelectQuote, Inc. (a)	19	27
ServisFirst Bancshares, Inc.	9	657
Sezzle Inc. (a) (b)	5	314
Shore Bancshares, Inc.	7	115
Sierra BanCorp	3	98
Silvercrest Asset Management Group Inc. - Class A	2	35
Simmons First National Corporation - Class A	22	420
SiriusPoint Ltd. (a)	22	481
Skyward Specialty Insurance Group, Inc. (a)	6	302
SLM Corporation	35	935
Smartfinancial, Inc.	3	127
South Plains Financial, Inc.	2	93
Southern First Bancshares, Inc. (a)	2	95
Southern Missouri Bancorp, Inc.	2	124
Southside Bancshares, Inc.	6	173
Southstate Bank Corporation	17	1,560
Stellar Bancorp, Inc.	8	260
Stewart Information Services Corporation	5	332
Stifel Financial Corp.	9	1,181
Stock Yards Bancorp, Inc.	5	336
StoneX Group Inc. (a)	8	771
Synovus Financial Corp.	23	1,146
Texas Capital Bancshares, Inc. (a)	8	714
TFS Financial Corporation	28	373
The Western Union Company (b)	55	514
Third Coast Bancshares, Inc. (a)	2	66
Timberland Bancorp, Inc.	2	81
Tiptree Inc.	8	140
Tompkins Financial Corporation	3	201
TowneBank	13	429
TriCo Bancshares	6	274
Triumph Financial, Inc. (a)	4	263
Trupanion, Inc. (a)	6	225
Trustco Bank Corp N Y	4	154
Trustmark Corporation	11	421
TWFG, Inc. (a)	—	13
UMB Financial Corporation	12	1,434
United Bankshares, Inc.	24	906
United Community Banks, Inc.	20	619
United Fire Group, Inc.	5	189
Unity Bancorp, Inc.	2	100
Universal Insurance Holdings, Inc.	6	187
Univest Financial Corporation	6	183
Unum Group	1	43
Upstart Holdings, Inc. (a)	2	66
USCB Financial Holdings, Inc. - Class A	2	31
Usio, Inc. (a)	5	7
Valley National Bancorp	92	1,070
Value Line, Inc. (b)	—	19
Velocity Financial Inc. (a)	3	65
Victory Capital Holdings, Inc. - Class A	9	592
Virginia National Bankshares Corporation	—	13
Virtu Financial, Inc. - Class A	15	510
Virtus Investment Partners, Inc.	1	188
Voya Financial, Inc.	12	872
WAFD, Inc.	14	457
Walker & Dunlop, Inc.	6	358
Washington Trust Bancorp, Inc.	4	104
Waterstone Financial, Inc.	4	73
Webster Financial Corporation	18	1,132
WesBanco, Inc.	16	541
West Bancorporation, Inc.	4	96
Westamerica Bancorporation	5	216
Western Alliance Bancorporation	13	1,133
Western New England Bancorp, Inc.	6	77
Westwood Holdings Group, Inc.	2	35
Wex, Inc. (a)	5	686
White Mountains Insurance Group Ltd	—	891
Wintrust Financial Corporation	11	1,523
WisdomTree, Inc. (b)	27	324
World Acceptance Corporation (a)	1	156
WSFS Financial Corporation	11	588
Zions Bancorporation, National Association	23	1,368
Zurich American Corporation	10	422
		144,033
Consumer Discretionary 14.1%
1-800-Flowers.com, Inc. - Class A (a)	5	21
1stdibs.com, Inc. (a)	7	39
Abercrombie & Fitch Co. - Class A (a)	7	837
Academy Sports & Outdoors, Inc.	13	630
Accel Entertainment, Inc. - Class A (a)	14	163
Acushnet Holdings Corp.	11	896
Adient Public Limited Company (a)	15	284
ADT, Inc.	104	840
Adtalem Global Education Inc. (a)	7	712
Advance Auto Parts, Inc.	9	354
Allbirds, Inc. - Class A (a)	—	1
American Axle & Manufacturing Holdings, Inc. (a)	22	141
American Eagle Outfitters, Inc.	31	805
American Outdoor Brands, Inc. (a)	3	26
American Public Education, Inc. (a)	4	144
America's Car Mart, Inc. (a)	2	43
Ammo, Inc. (a) (b)	16	27
Aramark	29	1,079
Arhaus, Inc. - Class A (a)	9	99
Ark Restaurants Corp. (a)	1	4
ARKO Corp. - Class A	23	104
Asbury Automotive Group, Inc. (a)	3	792
Autoliv, Inc.	9	1,113
AutoNation, Inc. (a)	6	1,282
Bassett Furniture Industries, Incorporated	2	38
Bath & Body Works, Inc.	26	522

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Beazer Homes USA, Inc. (a)	5	107
Bed Bath & Beyond, Inc. (a) (b)	8	43
Biglari Holdings Inc. - Class A (a)	—	16
Biglari Holdings Inc. - Class B (a)	—	146
Birkenstock Holding PLC (a)	18	719
BJ's Restaurants, Inc. (a)	4	165
Bloomin' Brands, Inc.	15	91
Boot Barn Holdings, Inc. (a)	5	892
BorgWarner Inc.	31	1,402
Bowlero Corp. - Class A (b)	5	44
Boyd Gaming Corporation	1	113
Bright Horizons Family Solutions, Inc. (a)	9	949
Brightstar Lottery PLC	28	429
Brinker International, Inc. (a)	9	1,239
Brunswick Corporation	11	808
Build-A-Bear Workshop, Inc.	3	189
Caesars Entertainment, Inc. (a)	26	619
Caleres, Inc.	7	85
Camping World Holdings, Inc. - Class A	10	102
Capri Holdings Limited (a)	17	411
CarMax, Inc. (a)	16	604
Carriage Services, Inc.	3	129
Carter's, Inc.	6	209
Cato Corporation, The - Class A (a)	5	14
CAVA Group, Inc. (a)	11	674
Cavco Industries, Inc. (a)	1	871
Century Communities, Inc.	5	313
Cheesecake Factory Incorporated, The	8	423
Chegg, Inc. (a)	22	20
Choice Hotels International, Inc.	7	640
Churchill Downs Incorporated	8	915
Citi Trends, Inc. (a)	2	80
CLARUS Corporation	9	31
Columbia Sportswear Company	9	508
Cooper-Standard Holdings Inc. (a)	4	122
Coursera, Inc. (a)	27	198
Cracker Barrel Old Country Store, Inc.	4	93
Cricut, Inc. - Class A	2	11
Crocs, Inc. (a)	8	727
Culp, Inc. (a)	2	7
Dana Incorporated	25	593
Dave & Buster's Entertainment, Inc. (a)	7	111
Deckers Outdoor Corporation (a)	5	513
Denny's Corporation (a)	3	20
Designer Brands Inc. - Class A (b)	10	73
Destination XL Group, Inc. (a)	16	14
Dillard's, Inc. - Class A (b)	2	1,061
Dine Brands Global, Inc. (b)	3	96
Dorman Products, Inc. (a)	5	652
Dream Finders Homes, Inc. - Class A (a) (b)	5	77
Driven Brands Holdings Inc. (a)	23	334
Duluth Holdings Inc. - Class B (a)	6	13
Duolingo, Inc. - Class A (a)	3	478
Dutch Bros Inc. - Class A (a)	14	884
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc. (a)	7	72
Escalade, Incorporated	3	41
Ethan Allen Interiors Inc.	5	118
ETSY, Inc. (a)	13	697
European Wax Center, Inc. - Class A (a)	8	29
FIGS, Inc. - Class A (a)	29	329
First Watch Restaurant Group, Inc. (a)	10	148
Five Below, Inc. (a)	7	1,230
Flexsteel Industries, Inc.	1	46
Floor & Decor Holdings, Inc. - Class A (a)	14	836
Fossil Group, Inc. (a)	1	3
Fox Factory Holding Corp. (a)	7	124
Frontdoor, Inc. (a)	7	400
Full House Resorts, Inc. (a)	8	21
Gap, Inc., The	62	1,580
Garrett Motion Inc.	36	620
Genesco Inc. (a)	3	63
Gentex Corporation	29	680
Gentherm Incorporated (a)	5	197
Gigacloud Technology Inc. - Class A (a)	2	97
G-III Apparel Group, Ltd.	8	231
Global Business Travel Group, Inc. - Class A (a) (b)	19	146
Gold.Com, Inc.	5	163
Golden Entertainment, Inc.	4	96
Gopro Inc. - Class A (a) (b)	13	19
Graham Holdings Co., Ltd. - Class B	1	700
Grand Canyon Education, Inc. (a)	5	817
Green Brick Partners, Inc. (a)	7	463
Group 1 Automotive, Inc.	2	971
Groupon, Inc. (a) (b)	6	106
GrowGeneration Corp. (a)	4	6
Guess?, Inc.	10	165
H & R Block, Inc.	22	954
Hamilton Beach Brands Holding Company - Class A	1	13
Harley-Davidson, Inc.	20	403
Hasbro, Inc.	19	1,575
Haverty Furniture Companies, Inc.	3	82
Helen of Troy Limited (a)	4	88
Hilton Grand Vacations Inc. (a)	15	692
Holley Inc. (a)	17	71
Hooker Furnishings Corporation	3	34
Hovnanian Enterprises, Inc. - Class A (a)	1	97
Inspired Entertainment, Inc. (a)	4	37
Installed Building Products, Inc.	5	1,196
J.jill, Inc.	2	33
JAKKS Pacific, Inc.	2	37
Johnson Outdoors Inc. - Class A	2	93
KB Home	12	680
Kohl's Corporation	17	343
Kontoor Brands, Inc.	10	584
Krispy Kreme, Inc.	29	117
Kura Sushi USA, Inc. - Class A (a) (b)	2	111
Lakeland Industries, Inc. (b)	2	14
Lands' End, Inc. (a)	7	96
Latham Group, Inc. (a)	19	123
Laureate Education, Inc. - Class A (a)	26	863
La-Z-Boy Incorporated	8	280
LCI Industries	4	530
Lear Corporation	7	809
Legacy Housing Corporation (a)	4	87
Leggett & Platt, Incorporated	22	242
Les Vetements de Sport Gildan Inc. - Class A	—	18
Levi Strauss & Co. - Class A	15	312
LGI Homes, Inc. (a)	4	175
Life Time Group Holdings, Inc. (a)	29	781
Lifetime Brands, Inc.	5	21
Lincoln Educational Services Corporation (a)	7	158
Lindblad Expeditions, LLC (a)	11	153
Lithia Motors, Inc. - Class A	3	1,118
LKQ Corporation	28	858
Lovesac Company, The (a) (b)	4	54
Lucid Group, Inc. (a) (b)	7	79
M/I Homes, Inc. (a)	2	265
Macy's, Inc.	45	986
Malibu Boats, Inc. - Class A (a)	4	99
Marine Products Corporation	6	49
MarineMax, Inc. (a)	4	104
Marriott Vacations Worldwide Corporation	6	358
MasterCraft Boat Holdings, Inc. (a)	4	69
Mattel, Inc. (a)	46	917
Matthews International Corporation - Class A	6	152
Meritage Homes Corporation	5	308
MGM Resorts International (a)	3	96
Mister Car Wash, Inc. (a)	46	256
Mobileye Global Inc. - Class A (a)	24	246
Mohawk Industries, Inc. (a)	8	920
Monarch Casino & Resort, Inc.	2	198
Monro, Inc.	5	102
Motorcar Parts of America, Inc. (a)	5	59
Movado Group, Inc.	4	78
Murphy USA Inc.	2	910
Nathan's Famous, Inc.	1	81
National Vision Holdings, Inc. (a)	14	362
Newell Brands Inc.	57	213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Nishka, Inc. - Class A (a)	8	26
Norwegian Cruise Line Holdings Ltd. (a)	50	1,120
Ollie's Bargain Outlet Holdings, Inc. (a)	10	1,109
OneSpaWorld Holdings Limited	17	362
Onewater Marine Inc. - Class A (a) (b)	2	25
Oxford Industries, Inc.	3	94
Papa John's International, Inc.	6	223
Patrick Industries, Inc.	6	645
PENN Entertainment, Inc. (a)	24	355
Penske Automotive Group, Inc.	4	592
Perdoceo Education Corporation	11	334
Petco Health And Wellness Company, Inc. - Class A (a)	36	102
PetMed Express, Inc. (a) (b)	5	16
Phinia Inc.	7	412
Planet Fitness, Inc. - Class A (a)	12	1,310
Polaris Inc.	7	440
Pool Corporation	4	866
Portillo's Inc. - Class A (a) (b)	10	46
Pursuit Attractions And Hospitality, Inc. (a)	4	149
PVH Corp.	8	539
Quantumscape Battery, Inc. - Class A (a)	13	133
RCI Hospitality Holdings, Inc. (b)	2	44
Red Rock Resorts, Inc. - Class A	8	514
Revolve Group Inc. - Class A (a)	7	217
RH (a)	3	528
Rocky Brands, Inc.	1	28
Rush Street Interactive, Inc. - Class A (a)	11	214
Sabre Corporation (a)	63	86
Sally Beauty Holdings, Inc. (a)	18	259
Savers Value Village, Inc. (a)	14	129
Service Corporation International	16	1,257
Shake Shack, Inc. - Class A (a)	7	542
SharkNinja, Inc. (a)	1	111
Shoe Carnival, Inc.	5	87
Signet Jewelers Limited	7	586
Skyline Champion Corporation (a)	9	800
Sleep Number Corporation (a) (b)	3	27
Smith & Wesson Brands, Inc.	9	88
Smith Douglas Homes Corp. - Class A (a)	1	20
Solid Power Operating, Inc. - Class A (a)	21	89
Solo Brands, Inc. - Class A (a) (b)	—	—
Sonic Automotive, Inc. - Class A	4	243
Sonos, Inc. (a)	21	374
Sportsman's Warehouse Holdings, Inc. (a)	11	16
Standard Motor Products, Inc.	4	140
Steven Madden, Ltd.	13	524
Stitch Fix, Inc. - Class A (a)	19	102
Stoneridge, Inc. (a)	6	38
Strategic Education, Inc.	4	319
Strattec Security Corporation (a)	1	65
Stride, Inc. (a)	8	510
Sturm, Ruger & Company, Inc.	2	69
Superior Group of Companies, Inc.	3	33
Sweetgreen, Inc. - Class A (a)	17	115
Sypris Solutions, Inc. (a)	3	6
Target Hospitality Corp. (a)	10	81
Taylor Morrison Home II Corporation - Class A (a)	17	978
Texas Roadhouse, Inc. - Class A	8	1,262
The Buckle, Inc.	9	459
The Goodyear Tire & Rubber Company (a)	48	419
The Wendy's Company	32	265
Thor Industries, Inc.	8	872
Tilly's, Inc. - Class A (a) (b)	4	8
Toll Brothers, Inc.	3	426
TopBuild Corp. (a)	3	1,181
Topgolf Callaway Brands Corp. (a)	32	375
Travel + Leisure Co.	11	793
TRI Pointe Homes Holdings, Inc. (a)	17	530
Udemy, Inc. (a)	16	93
Under Armour, Inc. - Class A (a) (b)	32	161
Under Armour, Inc. - Class C (a) (b)	35	169
Unifi, Inc. (a)	4	15
United Parks And Resorts Inc. (a)	10	354
Universal Electronics Inc. (a)	3	12
Universal Technical Institute, Inc. (a)	10	270
Upbound Group, Inc.	10	174
Urban Outfitters, Inc. (a)	15	1,149
V.F. Corporation	49	881
Vail Resorts, Inc. (b)	6	742
Valvoline, Inc. (a)	22	653
Vera Bradley, Inc. (a)	8	19
Victoria's Secret & Co. (a)	13	704
Vince Holding Corp. (a)	1	4
Visteon Corporation	5	457
Warby Parker Inc. - Class A (a)	17	374
Wayfair Inc. - Class A (a)	8	848
Weyco Group, Inc.	3	78
Whirlpool Corporation (b)	7	503
Wingstop Inc.	3	714
Winmark Corporation	1	250
Winnebago Industries, Inc.	5	210
Wolverine World Wide, Inc.	11	203
Wyndham Hotels & Resorts, Inc.	12	917
Wynn Resorts, Limited	9	1,110
XPEL, Inc. (a)	4	208
YETI Holdings, Inc. (a)	14	602
Zumiez Inc. (a)	4	104
		99,832
Health Care 12.0%
10X Genomics, Inc. - Class A (a)	15	238
4D Molecular Therapeutics, Inc. (a)	3	24
Aadi Bioscience, Inc. (a)	6	14
AbSci, LLC (a)	18	64
AC Immune S.A. (a)	8	25
Acadia Healthcare Company, Inc. (a)	15	218
Acadia Pharmaceuticals Inc. (a)	20	528
Accuray Incorporated (a)	25	20
Aclaris Therapeutics, Inc. (a)	9	27
Acme United Corporation	1	28
Actinium Pharmaceuticals, Inc. (a)	5	6
Acumen Pharmaceuticals, Inc. (a)	2	4
AdaptHealth LLC - Class A (a)	18	176
Adaptive Biotechnologies Corporation (a)	24	397
Addus HomeCare Corporation (a)	3	329
ADMA Biologics, Inc. (a)	45	822
Agilon Health, Inc. (a)	10	7
Agios Pharmaceuticals, Inc. (a)	8	207
Akebia Therapeutics, Inc. (a)	29	47
Aldeyra Therapeutics, Inc. (a)	17	88
Alector, Inc. (a)	17	27
Align Technology, Inc. (a)	8	1,189
Alkermes Public Limited Company (a)	27	767
Allogene Therapeutics, Inc. (a)	40	55
Altimmune, Inc. (a)	6	23
Alumis Inc. (a) (b)	4	34
American Well Corporation - Class A (a)	2	8
AMN Healthcare Services, Inc. (a)	7	114
Amneal Pharmaceuticals, Inc. - Class A (a)	53	669
Amphastar Pharmaceuticals, Inc. (a)	8	214
Amylyx Pharmaceuticals, Inc. (a)	11	134
AngioDynamics, Inc. (a)	8	106
ANI Pharmaceuticals, Inc. (a)	4	296
Anika Therapeutics, Inc. (a)	4	36
Annexon, Inc. (a)	13	67
Apellis Pharmaceuticals, Inc. (a)	6	153
Arcturus Therapeutics Holdings Inc. (a)	6	38
Arcus Biosciences, Inc. (a)	15	365
ARS Pharmaceuticals, Inc. (a) (b)	3	31
Artivion, Inc. (a)	8	356
Arvinas Operations, Inc. (a)	8	98
Assertio Holdings, Inc. (a)	—	3
Astrana Health, Inc. (a)	9	216
Atea Pharmaceuticals, Inc. (a)	12	43
AtriCure, Inc. (a)	8	313
Atyr Pharma, Inc. (a)	4	3
Aura Biosciences, Inc. (a)	8	44
Avanos Medical, Inc. (a)	9	99
Avantor, Inc. (a)	50	569

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Aveanna Healthcare Holdings Inc. (a)	23	189
AxoGen, Inc. (a)	9	296
Azenta, Inc. (a)	8	252
Baxter International Inc.	45	863
Beam Therapeutics Inc. (a)	16	430
BFLY Operations, Inc. - Class A (a) (b)	28	105
Bicara Therapeutics Inc. (a)	1	20
BioCryst Pharmaceuticals, Inc. (a)	28	221
BioLife Solutions, Inc. (a)	8	203
BioMarin Pharmaceutical Inc. (a)	18	1,089
Biomea Fusion, Inc. (a)	3	4
Bio-Rad Laboratories, Inc. - Class A (a)	3	822
Biote Corp. - Class A (a)	6	16
Bio-Techne Corporation	15	892
Bioventus Inc. - Class A (a)	10	74
Black Diamond Therapeutics, Inc. (a)	11	27
Blade Urban Air Mobility, Inc. - Class A (a)	17	84
Brightspring Health Services, Inc. (a)	23	868
Brookdale Senior Living Inc. (a)	39	424
Bruker Corporation	17	818
C4 Therapeutics, Inc. (a)	13	25
Cabaletta Bio, Inc. (a)	10	22
Caredx, Inc. (a)	10	193
Caribou Biosciences, Inc. (a)	18	29
Castle Biosciences, Inc. (a)	6	229
Catalyst Pharmaceuticals, Inc. (a)	18	422
Celldex Therapeutics, Inc. (a)	7	183
Certara, Inc. (a)	26	228
CG Oncology, Inc. (a)	6	244
Champions Oncology, Inc. (a)	1	6
Charles River Laboratories International, Inc. (a)	7	1,346
Chemed Corporation	2	813
Chinook Therapeutics, Inc. (a) (d)	3	1
Claritev Corporation - Class A (a)	1	37
Clover Health Investments, Corp. - Class A (a)	50	117
Codexis, Inc. (a)	10	16
Collegium Pharmaceutical, Inc. (a)	6	295
Community Health Systems, Inc. (a)	30	93
Compass Therapeutics, Inc. (a)	8	43
Concentra Group Holdings Parent, Inc.	18	363
CONMED Corporation	5	213
Contineum Therapeutics, Inc. - Class A (a)	1	17
Corcept Therapeutics Incorporated (a)	17	596
CorVel Corporation (a)	9	624
Crinetics Pharmaceuticals, Inc. (a)	6	290
CRISPR Therapeutics AG (a)	13	706
Cross Country Healthcare, Inc. (a)	8	64
Cryoport, Inc. (a)	9	87
Cullinan Oncology, LLC (a)	9	90
Cumberland Pharmaceuticals, Inc. (a)	3	11
CVRx, Inc. (a) (b)	1	9
Cytek Biosciences, Inc. (a)	22	112
Cytomx Therapeutics, Inc. (a) (b)	16	67
DaVita, Inc. (a)	9	1,004
Day One Biopharmaceuticals, Inc. (a)	13	124
Definitive Healthcare Corp. - Class A (a)	15	43
Denali Therapeutics Inc. (a)	23	372
Dentsply Sirona Inc.	31	359
Design Therapeutics, Inc. (a)	5	46
Dianthus Therapeutics, Inc. (a)	4	152
Disc Medicine, Inc. (a)	3	227
Doximity, Inc. - Class A (a)	13	577
Dynavax Technologies Corporation (a)	22	338
Dyne Therapeutics Inc. (a)	1	22
Edgewise Therapeutics, Inc. (a)	13	315
Elanco Animal Health Incorporated (a)	74	1,673
Electromed, Inc. (a)	2	45
Embecta Corp.	10	125
Emergent BioSolutions Inc. (a)	8	103
Enanta Pharmaceuticals, Inc. (a)	5	77
Encompass Health Corporation	9	1,003
Enhabit Inc. (a)	10	90
Enliven Therapeutics, Inc. (a)	5	76
Enovis Corporation (a)	10	262
Ensign Group, Inc., The	9	1,642
Entrada Therapeutics, Inc. (a)	2	18
Envista Holdings Corporation (a)	22	482
Erasca, Inc. (a)	24	91
Evolent Health, Inc. - Class A (a)	20	80
Exact Sciences Corporation (a)	19	1,896
Exagen Inc. (a)	1	5
Exelixis, Inc. (a)	33	1,447
Eyepoint, Inc. (a)	5	95
Fate Therapeutics, Inc. (a)	14	14
Fonar Corporation (a)	1	22
Fulcrum Therapeutics, Inc. (a)	12	140
Fulgent Genetics, Inc. (a)	6	159
GeneDx Holdings Corp. - Class A (a)	1	148
Glaukos Corporation (a)	5	577
Globus Medical, Inc. - Class A (a)	10	874
GoodRx Holdings, Inc. - Class A (a)	18	49
Grail, Inc. (a)	3	236
Guardian Pharmacy Services, Inc. - Class A (a)	3	86
Haemonetics Corporation (a)	8	647
Halozyme Therapeutics, Inc. (a)	20	1,356
Harmony Biosciences Holdings, Inc. (a)	10	357
Harrow, Inc. (a) (b)	5	231
Health Catalyst, Inc. (a)	13	32
HealthEquity, Inc. (a)	14	1,274
Healthstream, Inc.	6	129
Henry Schein, Inc. (a)	19	1,441
Icon Public Limited Company (a)	—	14
ICU Medical, Inc. (a)	3	443
IDEAYA Biosciences, Inc. (a)	12	398
Indivior PLC (a)	13	451
InfuSystem Holdings, Inc. (a)	5	47
InnovAge Holding Corp (a)	3	15
Innoviva, Inc. (a)	12	230
Inogen, Inc. (a)	6	38
Inspire Medical Systems, Inc. (a)	4	364
Integer Holdings Corporation (a)	6	458
Integra LifeSciences Holdings Corporation (a)	13	158
Intellia Therapeutics, Inc. (a) (b)	16	145
Iovance Biotherapeutics, Inc. (a)	27	73
Iradimed Corporation	2	237
Ironwood Pharmaceuticals, Inc. - Class A (a)	11	38
Janux Therapeutics, Inc. (a)	2	31
Jasper Therapeutics, Inc. (a)	3	5
Jazz Pharmaceuticals Public Limited Company (a)	9	1,466
Joint Corp, The (a) (b)	—	4
Kalaris Therapeutics, Inc. (a)	—	1
Keros Therapeutics, Inc. (a)	1	21
Kewaunee Scientific Corporation (a) (b)	—	16
Kiniksa Pharmaceuticals International, PLC - Class A (a)	8	311
Kodiak Sciences Inc. (a)	9	241
Krystal Biotech, Inc. (a)	5	1,161
Kura Oncology, Inc. (a)	17	179
Kymera Therapeutics, Inc. (a)	5	377
Lantheus Holdings, Inc. (a)	11	706
Larimar Therapeutics, Inc. (a)	6	24
LeMaitre Vascular, Inc.	4	310
Lensar, Inc. (a) (b)	1	13
LENZ Therapeutics, Inc. (a) (b)	2	35
Lifestance Health Group, Inc. (a)	50	353
Ligand Pharmaceuticals Incorporated (a)	3	611
LivaNova PLC (a)	9	560
Lyell Immunopharma Inc. (a)	1	17
MacroGenics, Inc. (a)	15	25
MannKind Corporation (a)	49	276
Maravai LifeSciences Holdings, Inc. - Class A (a)	25	82
Masimo Corporation (a)	1	117
MaxCyte, Inc. (a)	19	29
MediciNova, Inc. (a)	3	4
Merit Medical Systems, Inc. (a)	10	863
Merrimack Pharmaceuticals, Inc. (a) (d)	4	—
Mesa Laboratories, Inc.	1	88
MiMedx Group, Inc. (a)	25	169
Moderna, Inc. (a)	36	1,062
Molina Healthcare, Inc. (a)	2	411

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Monte Rosa Therapeutics, Inc. (a) (b)	5	80
MoonLake Immunotherapeutics AG - Class A (a)	2	30
Myriad Genetics, Inc. (a)	17	103
National HealthCare Corporation	3	398
National Research Corporation	5	95
Nautilus Subsidiary, Inc. (a)	6	11
Neogen Corporation (a)	20	139
Neogenomics, Inc. (a)	23	272
Neurocrine Biosciences, Inc. (a)	—	63
Niagen Bioscience, Inc. (a)	10	66
Nkarta, Inc. (a)	7	14
Novocure Limited (a)	10	130
Nurix Therapeutics, Inc. (a)	7	128
Nutex Health Inc. (a)	—	36
Olema Pharmaceuticals Inc. (a)	8	196
Omeros Corporation (a) (b)	7	116
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	23	42
Omnicell, Inc. (a)	8	368
OPKO Health, Inc. (a)	22	27
OptimizeRX Corporation (a)	4	48
Option Care Health, Inc. (a)	27	866
Orasure Technologies, Inc. (a)	14	35
Organogenesis Holdings Inc. - Class A (a)	22	116
Organon & Co.	35	254
Oric Pharmaceuticals, Inc. (a)	12	100
Orthofix Medical Inc. (a)	7	107
Orthopediatrics Corp. (a)	5	91
Owens & Minor, Inc. (a)	10	29
Pacific Biosciences of California, Inc. (a)	12	23
Pacira Pharmaceuticals, Inc. (a)	8	211
PACS Group, Inc. (a)	4	143
PDL BioPharma, Inc. (a) (b) (d)	14	6
Pediatrix Medical Group, Inc. (a)	17	354
Pennant Group, Inc., The (a)	7	189
Penumbra, Inc. (a)	4	1,148
Perrigo Company Public Limited Company	23	314
Personalis, Inc. (a) (b)	8	64
Phibro Animal Health Corporation - Class A	4	159
Phreesia, Inc. (a)	7	113
Pliant Therapeutics, Inc. (a) (b)	10	12
Prestige Consumer Healthcare Inc. (a)	9	531
Prime Medicine, Inc. (a)	6	20
Privia Health Group Inc. (a)	18	436
Progyny, Inc. (a)	15	381
Protagonist Therapeutics, Inc. (a)	7	626
Protara Therapeutics, Inc. (a)	3	14
Prothena Corporation Public Limited Company (a)	9	81
PTC Therapeutics, Inc. (a)	3	244
Pulmonx Corporation (a)	9	19
Puma Biotechnology, Inc. (a)	10	61
Pyxis Oncology, Inc. (a) (b)	4	5
Quanterix Corporation (a)	9	56
QuidelOrtho Corporation (a)	11	308
Quipt Home Medical Corp. (a) (b)	6	20
RadNet, Inc. (a)	14	972
Rafael Holdings, Inc. - Class B (a)	4	5
Rapport Therapeutics, Inc. (a)	4	124
RAPT Therapeutics, Inc. (a)	1	29
Regenxbio Inc. (a)	10	147
Relay Therapeutics, Inc. (a)	23	190
Repligen Corporation (a)	6	1,025
Replimune Group, Inc. (a)	13	124
Revvity, Inc.	12	1,156
Rigel Pharmaceuticals, Inc. (a)	2	96
Rocket Pharmaceuticals, Inc. (a)	12	41
Roivant Sciences Ltd. (a)	78	1,699
RxSight, Inc. (a)	7	73
Sagimet Biosciences Inc. - Series A (a)	4	22
Sanara Medtech Inc. (a)	1	17
Sarepta Therapeutics, Inc. (a)	6	129
Schrodinger, Inc. (a)	9	162
Seer, Inc. - Class A (a)	6	12
Select Medical Holdings Corporation	22	330
Sensus Healthcare, Inc. (a) (b)	2	10
Sera Prognostics, Inc. - Class A (a) (b)	3	10
SI-BONE, Inc. (a)	8	152
SIGA Technologies, Inc.	14	85
Sight Sciences, Inc. (a)	8	63
Simulations Plus, Inc. (a)	4	69
Solid Biosciences Inc. (a)	6	32
Sotera Health LLC (a)	44	769
Spyre Therapeutics, Inc. (a)	2	80
STAAR Surgical Company (a)	7	164
Stoke Therapeutics, Inc. (a)	9	284
Supernus Pharmaceuticals, Inc. (a)	10	480
Surgery Partners, Inc. (a)	22	334
Tactile Systems Technology, Inc. (a)	5	143
Talkspace, Inc. (a)	25	91
Tango Therapeutics, Inc. (a) (b)	7	60
Taysha Gene Therapies, Inc. (a)	12	64
Teladoc Health, Inc. (a)	28	194
Teleflex Incorporated	6	686
Terns Pharmaceuticals, Inc. (a)	12	490
TG Therapeutics, Inc. (a)	18	531
Theravance Biopharma, Inc. (a)	8	157
TransMedics Group, Inc. (a)	5	620
Treace Medical Concepts, Inc. (a)	5	12
TruBridge, Inc. (a)	4	79
TScan Therapeutics, Inc. (a)	3	3
Twist Bioscience Corporation (a)	9	284
Tyra Biosciences, Inc. (a)	3	67
U.S. Physical Therapy, Inc.	3	199
UFP Technologies, Inc. (a)	1	327
Universal Health Services, Inc. - Class B	1	172
Utah Medical Products, Inc.	1	54
Vanda Pharmaceuticals Inc. (a)	14	122
Varex Imaging Corporation (a)	9	106
Vaxcyte, Inc. (a)	9	437
Ventyx Biosciences, Inc. (a)	6	54
Veracyte, Inc. (a)	13	546
Vericel Corporation (a)	8	288
Viatris Inc.	70	865
Viking Therapeutics, Inc. (a) (b)	10	346
VIR Biotechnology, Inc. (a)	21	125
Viridian Therapeutics, Inc. (a)	1	33
Voyager Therapeutics, Inc. (a)	8	30
Waystar Holding Corp. (a)	22	719
Xbiotech Inc. (a) (b)	6	14
Xencor, Inc. (a)	12	191
Xenon Pharmaceuticals Inc. (a)	4	161
Xoma Royalty Corporation (a)	1	22
Zentalis Pharmaceuticals, Inc. (a) (b)	2	3
Zevra Therapeutics, Inc. (a) (b)	4	33
Zura Bio Limited - Class A (a) (b)	7	38
Zymeworks Inc. (a)	11	287
		84,901
Information Technology 11.1%
8X8, Inc. (a)	16	32
908 Devices Inc. (a)	5	29
A10 Networks, Inc.	13	234
Access Newswire Inc. (a)	1	8
ACI Worldwide, Inc. (a)	19	886
ACM Research, Inc. - Class A (a)	—	13
Adeia Inc.	19	325
Adtran Holdings, Inc. (a)	9	74
Advanced Energy Industries, Inc.	6	1,317
Aehr Test Systems (a) (b)	6	115
Agilysys, Inc. (a)	4	479
Airgain, Inc. (a)	2	9
Akamai Technologies, Inc. (a)	12	1,033
Alarm.Com Holdings, Inc. (a)	9	438
Alkami Technology, Inc. (a)	2	37
Allegro Microsystems Inc. (a)	22	587
Alpha and Omega Semiconductor Limited (a)	6	114
Ambarella Inc. (a)	6	423
Amdocs Limited	13	1,079
Amkor Technology, Inc.	40	1,593

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Amplitude Inc. - Class A (a)	2	25
Amtech Systems, Inc. (a)	3	39
AppFolio, Inc. - Class A (a)	3	658
Applied Optoelectronics, Inc. (a)	6	217
Arrow Electronics, Inc. (a)	9	955
ASGN Incorporated (a)	8	375
AstroNova, Inc. (a)	—	4
Aurora Innovations Inc. - Class A (a)	127	487
AvePoint, Inc. - Class A (a)	30	411
Aviat Networks, Inc. (a)	3	61
Avnet, Inc.	14	674
Aware Inc. (a)	5	9
Axcelis Technologies, Inc. (a)	5	436
Backblaze Inc. - Class A (a)	3	13
Badger Meter, Inc.	5	849
Bel Fuse Inc. - Class B	2	414
Belden Inc.	7	786
Benchmark Electronics, Inc.	7	296
Bill Holdings, Inc. (a)	14	783
Bk Technologies, Inc. (a)	—	15
Blackbaud, Inc. (a)	9	539
Blackline, Inc. (a)	8	459
Box, Inc. - Class A (a)	24	703
C3.ai, Inc. - Class A (a)	17	231
Calix, Inc. (a)	11	557
CCC Intelligent Solutions Holdings Inc. (a)	87	693
Cerence Inc. (a)	7	70
CEVA Inc. (a)	5	100
Cipher Mining Inc. (a) (b)	28	417
Cirrus Logic, Inc. (a)	9	1,092
Cleanspark Inc. (a) (b)	36	369
Clear Secure, Inc. - Class A	13	453
Clearfield, Inc. (a)	2	57
Climb Global Solutions, Inc.	1	110
Coda Octopus Group, Inc. (a) (b)	1	10
Cognex Corporation	21	748
Cohu, Inc. (a)	8	186
CommScope Holding Company, Inc. (a)	26	470
CommVault Systems, Inc. (a)	7	894
Comtech Telecommunications Corp. (a)	8	41
Consensus Cloud Solutions, Inc. (a)	4	89
Corsair Gaming, Inc. (a)	15	92
CPI Card Group Inc. (a)	2	32
Crane Nxt, Co.	8	397
Crexendo, Inc. (a)	2	14
CS Disco, Inc. (a)	13	101
CSP, Inc. (b)	1	8
CTS Corporation	5	229
Daily Journal Corporation (a) (b)	—	124
Daktronics, Inc. (a)	10	194
Diebold Nixdorf, Incorporated (a)	5	325
Digi International Inc. (a)	7	284
Digital Turbine USA, Inc. (a)	14	72
DigitalOcean Holdings, Inc. (a)	13	609
Diodes Incorporated (a)	8	385
Dolby Laboratories, Inc. - Class A	8	488
Dropbox, Inc. - Class A (a)	29	812
DXC Technology Company (a)	29	432
Eastman Kodak Company (a)	14	117
Egain Corporation (a)	9	93
Enphase Energy, Inc. (a)	15	487
Entegris, Inc.	4	302
EPAM Systems, Inc. (a)	6	1,232
ePlus Inc.	5	403
Everspin Technologies, Inc. (a)	5	48
Fastly, Inc. - Class A (a)	24	244
Five9, Inc. (a)	7	136
Formfactor, Inc. (a)	13	707
Frequency Electronics, Inc. (a)	1	64
Freshworks, Inc. - Class A (a)	30	372
Globant S.A. (a)	5	348
Grid Dynamics Holdings, Inc. - Class A (a)	15	134
Hackett Group, Inc., The	6	110
Harmonic, Inc. (a)	20	197
I3 Verticals, Inc. - Class A (a) (b)	5	119
Ichor Holdings, Ltd. (a)	6	117
Identiv, Inc. (a)	6	22
Indie Semiconductor, Inc. - Class A (a) (b)	27	96
Information Services Group, Inc.	11	65
Inseego Corp. (a) (b)	1	13
Insight Enterprises, Inc. (a)	6	479
Intapp US, Inc. (a)	9	434
InterDigital, Inc.	5	1,592
inTEST Corporation (a)	3	19
IPG Photonics Corporation (a)	7	510
Itron, Inc. (a)	8	703
JAMF Holding Corp. (a)	3	41
Kimball Electronics Group, LLC (a)	5	150
Klaviyo, Inc. - Series A (a)	1	28
Knowles Corporation (a)	16	336
Kulicke and Soffa Industries, Inc.	9	397
KVH Industries, Inc. (a)	5	32
Kyndryl Holdings, Inc. (a)	38	1,009
Lantronix, Inc. (a)	11	62
Lattice Semiconductor Corporation (a)	17	1,223
Life360, Inc. (a) (b)	1	46
Littelfuse, Inc.	4	907
LiveRamp Holdings, Inc. (a)	12	349
MACOM Technology Solutions Holdings, Inc. (a)	11	1,877
Magnachip Semiconductor Corporation (a)	12	30
Manhattan Associates, Inc. (a)	5	867
MaxLinear, Inc. (a)	16	273
Methode Electronics, Inc.	6	41
Mirion Technologies (US), Inc. - Class A (a)	34	792
Mitek Systems, Inc. (a)	10	103
MKS Inc.	8	1,303
M-Tron Industries, Inc. (a)	—	21
N-Able, Inc. (a)	30	223
Napco Security Technologies, Inc.	6	253
Navitas Semiconductor USA, Inc. (a) (b)	16	111
nCino OpCo, Inc. (a)	16	418
NCR Voyix Corporation (a)	23	238
NETGEAR, Inc. (a)	7	160
NetScout Systems, Inc. (a)	12	335
Network-1 Technologies, Inc.	3	4
Nlight, Inc. (a)	9	353
Novanta Inc. (a)	6	714
NVE Corporation	1	52
ON24, Inc. (a)	10	83
One Stop Systems, Inc. (a)	1	10
OneSpan Inc.	8	101
Onto Innovation Inc. (a)	6	1,012
Ooma, Inc. (a)	6	71
OSI Systems, Inc. (a)	3	772
Ouster, Inc. - Class A (a)	1	18
Pagerduty, Inc. (a)	9	112
PAR Technology Corporation (a) (b)	6	219
PC Connection, Inc.	5	276
PDF Solutions, Inc. (a)	8	227
Pegasystems Inc.	22	1,292
Penguin Solutions, Inc. (a)	9	176
Photronics, Inc. (a)	12	372
Plexus Corp. (a)	5	707
Porch Group Inc. - Class A (a)	16	142
Power Integrations, Inc.	10	339
Powerfleet Inc. (a)	18	94
Progress Software Corporation (a)	7	317
Q2 Holdings, Inc. (a)	8	556
Qorvo, Inc. (a)	15	1,258
Qualys, Inc. (a)	6	801
Rambus Inc. (a)	18	1,629
Rapid7, Inc. (a)	6	90
Red Violet, Inc.	3	152
Research Solutions, Inc. (a)	3	9
Ribbon Communications Inc. (a)	35	101
Richardson Electronics, Ltd.	2	24
Rimini Street, Inc. (a)	13	49
RingCentral, Inc. - Class A (a)	12	346
Riot Platforms, Inc. (a)	47	592
Rogers Corporation (a)	3	277

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Sanmina Corporation (a)	9	1,339
ScanSource, Inc. (a)	4	171
Semrush Holdings, Inc. - Class A (a)	10	121
Semtech Corporation (a)	4	303
SentinelOne, Inc. - Class A (a)	40	598
Silicon Laboratories Inc. (a)	5	640
Sitime Corporation (a)	2	665
Skywater Technology, Inc. (a)	6	102
Skyworks Solutions, Inc.	19	1,190
SmartRent, Inc. - Class A (a) (b)	12	24
Soundthinking, Inc. (a)	3	26
Sprinklr, Inc. - Class A (a)	23	177
SPS Commerce, Inc. (a)	6	556
Synaptics Incorporated (a)	7	491
Synchronoss Technologies, Inc. (a)	1	5
TD SYNNEX Corporation	3	437
Telos Corporation (a)	17	86
Tenable Holdings, Inc. (a)	11	268
Teradata Corporation (a)	15	465
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	17	1,191
Turtle Beach Corporation (a)	2	25
Uipath, Inc. - Class A (a)	50	826
Ultra Clean Holdings, Inc. (a)	8	211
Unisys Corporation (a)	15	40
Universal Display Corporation	6	662
Veeco Instruments Inc. (a)	10	282
Vertex, Inc. - Class A (a)	10	201
Viant Technology Inc. - Class A (a)	3	32
ViaSat, Inc. (a)	15	508
Viavi Solutions Inc. (a)	39	692
Vishay Intertechnology, Inc.	21	310
Vishay Precision Group, Inc. (a)	3	103
Vontier Corporation	24	894
Xerox Holdings Corporation (b)	22	52
Xperi Inc. (a)	9	50
Yext, Inc. (a)	21	165
Zebra Technologies Corporation - Class A (a)	3	666
Zeta Global Holdings Corp. - Class A (a)	13	262
		78,190
Materials 5.6%
AdvanSix Inc.	5	87
Albemarle Corporation	3	444
Alcoa Corporation	34	1,781
Alpha Metallurgical Resources, Inc. (a)	2	368
Alto Ingredients, Inc. (a)	20	56
American Vanguard Corporation (a)	6	23
Ampco-Pittsburgh Corporation (a)	3	14
AptarGroup, Inc.	7	817
Ardagh Metal Packaging S.A.	54	223
ARQ, Inc. (a)	6	19
Ascent Industries Co. (a)	2	29
Ashland Inc.	7	440
Aspen Aerogels, Inc. (a)	13	38
Avient Corporation	15	480
Axalta Coating Systems Ltd. (a)	31	998
Balchem Corporation	6	845
Ball Corporation	2	130
Bioceres Crop Solutions Corp. (a) (b)	4	5
Cabot Corporation	9	626
Caledonia Mining Corporation PLC	3	71
Celanese Corporation - Class A	12	501
Century Aluminum Company (a)	17	656
CF Industries Holdings, Inc.	14	1,083
Chemours Company, The	24	288
Clearwater Paper Corporation (a)	3	59
Cleveland-Cliffs Inc. (a)	65	863
Coeur Mining, Inc. (a)	76	1,348
Commercial Metals Company	20	1,397
Compass Minerals International, Inc. (a)	7	136
Core Molding Technologies, Inc. (a)	—	4
Crown Holdings, Inc.	12	1,277
Dakota Gold Corp. (a)	13	72
Eagle Materials Inc.	4	829
Eastman Chemical Company	15	946
Ecovyst Inc. (a)	20	196
Element Solutions Inc.	44	1,096
Ferroglobe PLC	29	133
Flotek Industries, Inc. (a)	3	55
FMC Corporation	15	207
Fortitude Gold Corporation	2	9
Friedman Industries, Incorporated	2	31
Graphic Packaging Holding Company	39	585
Greif, Inc. - Class A	4	303
Greif, Inc. - Class B	3	194
H.B. Fuller Company	9	547
Hawkins, Inc.	4	543
Hecla Mining Company	107	2,054
Huntsman Corporation	28	282
Idaho Strategic Resources, Inc. (a)	1	38
Ingevity Corporation (a)	6	383
Innospec Inc.	4	316
Intrepid Potash, Inc. (a)	3	79
Ivanhoe Electric Inc. (a)	9	141
Kaiser Aluminum Corporation	3	332
Koppers Holdings Inc.	4	113
KRC Materials, Inc. (a)	9	639
Kronos Worldwide, Inc.	12	54
Louisiana-Pacific Corporation (W VA)	11	928
LSB Industries, Inc. (a)	13	106
Materion Corporation	3	428
MATIV Holdings, Inc.	12	146
Mercer International Inc.	13	26
Metallus Inc. (a)	8	144
Minera Andes Inc. (a) (b)	8	143
Minerals Technologies Inc.	6	346
Mosaic Company, The	39	934
MP Materials Corp. - Class A (a) (b)	21	1,042
Myers Industries, Inc.	5	96
NewMarket Corporation	2	1,063
Nexa Resources S.A.	9	76
O-I Glass, Inc. (a)	26	384
Olin Corporation	16	336
Olympic Steel, Inc.	2	93
Orion Engineered Carbons Finance & Co. S.C.A.	11	57
Perimeter Solutions, Inc. (a)	17	467
Quaker Chemical Corporation	3	401
Ramaco Resources, Inc. - Class A	9	167
Ramaco Resources, Inc. - Class B	2	25
Ranpak Holdings Corp - Class A (a)	14	74
Rayonier Advanced Materials Inc. (a)	13	77
Royal Gold, Inc.	1	268
Ryerson Holding Corporation	6	146
Scotts Miracle-Gro Company, The	9	515
Sealed Air Corporation	22	900
Sensient Technologies Corporation	7	669
Silgan Holdings Inc.	18	714
Smith-Midland Corporation (a)	1	44
Sonoco Products Company	14	597
Stepan Company	4	182
SunCoke Energy, Inc.	15	107
Sylvamo Corporation	7	315
Tredegar Corporation (a)	8	59
TriMas Corporation	8	267
Trinseo Public Limited Company (b)	5	3
Tronox Holdings PLC	28	118
United States Lime & Minerals, Inc.	5	574
Warrior Met Coal, Inc.	8	740
Westlake Corporation	8	580
Worthington Steel, Inc.	9	312
		39,952
Energy 5.1%
Amplify Energy Corp. (a)	9	43
Antero Midstream Corporation	78	1,387
Antero Resources Corporation (a)	37	1,268
APA Corporation	46	1,122
Archrock, Inc.	29	752
Ardmore Shipping Services (Ireland) Limited	8	90

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Atlas Energy Solutions Inc. (b)	1	14
BKV Corporation (a)	5	145
Borr Drilling Limited (a)	32	128
Bristow Holdings U.S. Inc. (a)	5	194
Cactus, Inc. - Class A	11	495
California Resources Corporation	11	503
Centrus Energy Corp. - Class A (a) (b)	3	623
Chord Energy Corporation	5	507
Civitas Resources, Inc.	12	339
Clean Energy Fuels Corp. (a)	46	96
CNX Resources Corporation (a)	24	888
Comstock Resources, Inc. (a) (b)	46	1,057
Core Laboratories LP	9	140
Core Natural Resources, Inc.	3	265
Crescent Energy Company - Class A	50	416
CVR Energy, Inc. (a)	17	435
DHT Holdings, Inc.	28	345
DMC Global Inc. (a)	5	36
Dorian LPG Ltd.	8	196
DT Midstream, Inc.	12	1,448
enCore Energy Corp. (a)	6	16
Energy Services of America Corporation	1	10
Epsilon Energy Ltd.	5	23
Evolution Petroleum Corporation	9	30
Excelerate Energy, Inc. - Class A	5	132
Expro Group Holdings N.V. (a)	19	255
Forum Energy Technologies, Inc. (a)	2	82
FutureFuel Corp. (b)	10	33
Geospace Technologies Corporation (a)	3	59
Gevo, Inc. (a) (b)	5	10
Granite Ridge Resources, Inc.	15	72
Green Plains Inc. (a)	11	106
Gulf Island Fabrication, Inc. (a)	2	19
Gulfport Energy Operating Corporation (a)	3	603
Helix Energy Solutions Group, Inc. (a)	27	167
Helmerich & Payne, Inc.	16	473
HF Sinclair Corporation	28	1,270
Innovex International, Inc. (a)	9	203
International Seaways, Inc.	8	411
Kinetik Holdings Inc. - Class A	9	308
KLX Energy Services Holdings, Inc. (a)	1	2
Kodiak Gas Services, LLC	13	501
Kosmos Energy Ltd. (a)	47	43
Liberty Energy Inc. - Class A	27	505
Magnolia Oil & Gas Corporation - Class A	30	668
Mammoth Energy Services, Inc. (a)	11	21
Matador Resources Company	17	720
Murphy Oil Corporation	23	715
Nabors Industries Ltd. (a)	2	118
NACCO Industries, Inc. - Class A	2	86
National Energy Services Reunited Corporation (a)	10	152
Natural Gas Services Group, Inc.	2	70
Noble Corporation 2022 Limited	21	594
Nordic American Tankers Limited	40	139
Northern Oil and Gas Incorporated	15	318
NOV Inc.	50	785
Oceaneering International, Inc. (a)	17	415
Oil States International, Inc. (a)	13	89
Opal Fuels Inc. - Class A (a) (b)	2	4
Ovintiv Canada ULC	30	1,185
Par Pacific Holdings, Inc. (a)	8	296
Patterson-UTI Energy, Inc.	57	349
PBF Energy Inc. - Class A	19	522
Peabody Energy Corporation	21	614
Permian Resources Corporation - Class A	89	1,253
Primeenergy Resources Corporation (a) (b)	—	45
Propetro Holding Corp. (a)	19	184
Range Resources Corporation	39	1,379
Ranger Energy Services, Inc. - Class A	4	59
REX American Resources Corporation (a)	7	221
Riley Exploration - Permian, LLC	2	54
Ring Energy Inc. (a)	2	2
RPC, Inc.	38	205
SandRidge Energy, Inc.	6	90
Scorpio Tankers Inc.	9	443
SEACOR Marine Holdings Inc. (a)	7	44
Seadrill Limited (a)	11	374
Select Water Solutions, Inc. - Class A	19	200
SFL Corporation Ltd.	24	189
SM Energy Company	15	285
Smart Sand, Inc.	10	38
Solaris Energy Infrastructure, Inc. - Class A	8	379
Talos Energy Inc. (a)	30	330
Teekay Corporation	17	155
Teekay Tankers Ltd. - Class A	5	286
TETRA Technologies, Inc. (a)	28	264
Tidewater Inc. (a)	8	422
Transocean Ltd. (a) (c)	133	549
Uranium Energy Corp. (a)	56	649
VAALCO Energy, Inc.	16	58
Valaris Limited (a)	11	578
Viper Energy, Inc. - Class A	5	177
Vitesse Energy, Inc. (b)	5	100
W&T Offshore, Inc. (b)	13	21
Weatherford International Public Limited Company	10	784
World Kinect Corporation	11	247
		36,189
Consumer Staples 4.3%
Albertsons Companies, Inc. - Class A	65	1,122
Alico, Inc.	2	55
Andersons, Inc., The	6	322
B&G Foods, Inc. (b)	10	42
Beauty Health Company, The - Class A (a) (b)	14	20
Bellring Intermediate Holdings, Inc. (a)	20	543
BJ's Wholesale Club Holdings, Inc. (a)	15	1,347
Boston Beer Company, Inc., The - Class A (a)	2	296
Calavo Growers, Inc.	3	71
Cal-Maine Foods, Inc.	8	601
Campbell's Company, The	37	1,034
Central Garden & Pet Company (a)	1	48
Central Garden & Pet Company - Class A (a)	9	256
Clorox Company, The	10	971
Coca-Cola Consolidated, Inc.	8	1,260
Conagra Brands, Inc.	55	948
Coty Inc. - Class A (a)	73	225
Darling Ingredients Inc. (a)	21	771
Del Monte Fresh Produce Company	8	295
Dole Public Limited Company	12	174
e.l.f. Beauty, Inc. (a)	7	524
Edgewell Personal Care Colombia S A S	8	144
Energizer Holdings, Inc.	12	246
Farmer Bros. Co. (a)	4	6
Flowers Foods, Inc.	34	367
Freshpet, Inc. (a)	8	477
Grocery Outlet Holding Corp. (a)	16	162
Hain Celestial Group, Inc., The (a)	17	18
Herbalife Nutrition Ltd. (a)	16	206
Hormel Foods Corporation	12	282
Ingles Markets, Incorporated - Class A	3	187
Ingredion Incorporated	11	1,178
Interparfums, Inc.	5	446
J&J Snack Foods Corp.	3	288
J. M. Smucker Company, The	12	1,152
John B. Sanfilippo & Son, Inc.	2	131
Lamb Weston Holdings, Inc.	18	766
LifeVantage Corporation (b)	2	11
Lifeway Foods, Inc. (a)	3	63
Limoneira Company	4	56
Mama's Creations, Inc. (a)	8	108
Maplebear Inc. (a)	31	1,406
Medifast, Inc. (a)	2	23
MGPI Processing, Inc.	3	67
Mission Produce, Inc. (a)	13	151
Molson Coors Beverage Company - Class B	22	1,043
National Beverage Corp. (a)	12	381
Natural Alternatives International, Inc. (a)	1	3
Natural Grocers By Vitamin Cottage, Inc.	5	135
Natural Health Trends Corp.	1	3
Nature's Sunshine Products, Inc. (a)	5	103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Nu Skin Enterprises, Inc. - Class A	9	87
Oil-Dri Corporation of America	2	107
Olaplex Holdings, Inc. (a)	6	8
Pilgrim's Pride Corporation	18	700
Post Holdings, Inc. (a)	10	967
PriceSmart, Inc.	5	638
Reynolds Consumer Products Inc.	25	567
Rocky Mountain Chocolate Factory, Inc. (a)	1	3
Seaboard Corporation	—	640
Seneca Foods Corporation - Class A (a)	1	122
Simply Good Foods Company, The (a)	16	331
Spectrum Brands Holdings, Inc.	5	277
Sprouts Farmers Market, Inc. (a)	11	867
The Chefs' Warehouse, Inc. (a)	7	435
The Honest Company, Inc. (a) (b)	16	42
The Marzetti Company	5	757
Tootsie Roll Industries, Inc. (b)	7	266
Treehouse Foods, Inc. (a)	9	224
Turning Point Brands, Inc.	4	409
United Natural Foods, Inc. (a)	12	390
United-Guardian, Inc.	—	1
Universal Corporation	4	229
USANA Health Sciences, Inc. (a)	3	67
UTZ Brands, Inc. - Class A	14	140
Village Super Market, Inc. - Class A	2	85
Vita Coco Company, Inc., The (a)	10	520
Vital Farms, Inc. (a)	8	257
WD-40 Company	2	441
Weis Markets, Inc.	5	300
ZEVIA PBC - Class A (a)	6	13
		30,424
Utilities 3.0%
AES Corporation, The	87	1,251
American States Water Company	6	448
Artesian Resources Corporation - Class A	2	55
Avista Corporation	13	499
Black Hills Corporation	12	813
California Water Service Group	9	408
Chesapeake Utilities Corporation	4	478
Clearway Energy, Inc. - Class A	6	189
Clearway Energy, Inc. - Class C	13	447
Consolidated Water Co. Ltd.	3	105
Essential Utilities, Inc.	24	935
Genie Energy Ltd. - Class B	5	68
Global Water Resources, Inc.	1	7
H2O America	6	284
Hallador Energy Company (a)	8	149
Hawaiian Electric Industries, Inc. (a)	26	325
IDACORP, Inc.	8	1,018
MDU Resources Group, Inc.	32	629
MGE Energy, Inc.	6	470
Middlesex Water Company	3	149
Montauk Renewables, Inc. (a)	25	42
National Fuel Gas Company	15	1,164
New Jersey Resources Corporation	17	772
Northwest Natural Holding Company	7	304
NorthWestern Corporation	10	646
OGE Energy Corp.	30	1,298
One Gas, Inc.	9	703
Ormat Technologies, Inc.	10	1,070
Otter Tail Corporation	7	553
Pinnacle West Capital Corporation	13	1,138
Portland General Electric Company	16	786
Pure Cycle Corporation (a)	6	64
RGC Resources, Inc.	2	40
Southwest Gas Holdings, Inc.	11	900
Spire Inc.	10	789
The York Water Company	3	96
TXNM Energy, Inc.	15	899
UGI Corporation	32	1,193
Unitil Corporation	3	152
		21,336
Communication Services 2.7%
Advantage Solutions, Inc. - Class A (a) (b)	31	27
AMC Networks, Inc. - Class A (a)	8	74
Angi Inc. - Class A (a)	4	50
Anterix Inc. (a)	4	88
Array Digital Infrastructure, Inc.	9	473
Atlanta Braves Holdings, Inc. - Series A (a)	2	77
Atlanta Braves Holdings, Inc. - Series C (a)	8	317
ATN International, Inc.	4	81
Bandwidth Inc. - Class A (a)	6	86
Boston Omaha Corporation - Class A (a)	6	72
Bumble Inc. - Class A (a)	20	73
Cable One, Inc.	1	86
Cardlytics, Inc. (a) (b)	10	12
CarGurus, Inc. - Class A (a)	14	553
Cars.com Inc. (a)	11	139
Cinemark Holdings, Inc.	20	468
Clear Channel Outdoor Holdings, Inc. (a)	19	42
DHI Group, Inc. (a)	12	19
DoubleVerify Holdings, Inc. (a)	25	281
E.W. Scripps Company, The - Class A (a)	20	78
Entravision Communications Corporation - Class A	19	56
Eventbrite, Inc. - Class A (a)	15	66
EverQuote, Inc. - Class A (a)	5	124
Frontier Communications Parent, Inc. (a)	35	1,331
fuboTV Inc. - Class A (a) (b)	49	124
Gaia, Inc. - Class A (a)	3	13
Gambling.Com Group Limited (a)	7	37
Globalstar, Inc. (a)	3	166
Gogo, Inc. (a)	19	90
Gray Media, Inc.	17	81
Grindr Inc. (a)	12	166
Grizzly Merger Sub 1, LLC - Series A (a)	—	8
Grizzly Merger Sub 1, LLC - Series C (a)	3	110
Harte Hanks, Inc. (a)	1	4
Ibotta, Inc. - Class A (a) (b)	1	18
IDT Corporation - Class B	4	230
IMAX Corporation (a)	10	356
Iridium Communications Inc.	17	303
John Wiley & Sons, Inc. - Class A	8	250
Liberty Broadband Corporation - Series A (a)	2	109
Liberty Broadband Corporation - Series C (a)	16	771
Liberty Global Ltd. - Class A (a)	25	278
Liberty Global Ltd. - Class C (a)	20	225
Liberty Latin America Ltd. - Class A (a)	5	35
Liberty Latin America Ltd. - Class C (a)	30	226
Lionsgate Studios Corp. (a)	11	105
Lumen Technologies, Inc. (a)	155	1,207
Magnite, Inc. (a)	24	385
Marchex, Inc. - Class B (a) (b)	—	—
Marcus Corporation, The	4	69
Match Group, Inc.	33	1,051
Mediaalpha, Inc. - Class A (a)	7	89
National CineMedia, Inc.	11	42
Nexstar Media Group, Inc. - Class A	5	1,050
Nextdoor Holdings, Inc. - Class A (a)	34	72
Optimum Communications, Inc. - Class A (a)	26	43
Paramount Skydance Corporation - Class B	3	47
Playstudios, Inc. - Class A (a)	5	3
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	8	70
QuinStreet, Inc. (a)	10	146
Reservoir Media Management, Inc. (a)	4	34
Saga Communications, Inc. - Class A	1	10
Scholastic Corporation	5	154
Shenandoah Telecommunications Company	10	113
Shutterstock, Inc.	6	121
Sinclair, Inc. - Class A	8	120
Skillz Inc. - Class A (a) (b)	4	18
Sphere Entertainment Co. - Class A (a) (b)	5	508
Sphere Entertainment Co. - Class A (a)	7	378
Spok Holdings, Inc.	3	46
Stagwell, Inc. - Class A (a)	31	150
Starz Entertainment (a)	1	9
TechTarget, Inc. (a)	6	33
TEGNA Inc.	27	533
Telephone and Data Systems, Inc.	21	845

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
The New York Times Company - Class A	24	1,636
Thryv Holdings, Inc. (a)	8	48
Travelzoo (a)	2	15
TripAdvisor, Inc. (a)	21	304
Truecar, Inc. (a)	24	54
Uniti Group Inc. (a)	29	203
Urban One, Inc. - Class A (a)	2	2
Urban One, Inc. - Class D (a)	7	6
USA TODAY Co., Inc. (a)	30	156
Vivid Seats Inc. - Class A (a)	1	8
Yelp Inc. (a)	11	331
Zedge, Inc. - Class B	1	4
Ziff Davis, Inc. (a)	8	268
ZoomInfo Technologies Inc. - Class A (a)	47	478
		19,237
Real Estate 0.8%
Anywhere Real Estate Inc. (a)	21	292
Compass, Inc. - Class A (a)	64	680
Cushman & Wakefield Ltd. (a)	37	599
Douglas Elliman Inc. (a)	22	52
Dwight A. Walker Real Estate, Inc. - Class A (a)	4	30
eXp World Holdings, Inc. (b)	13	114
Five Point Holdings, LLC - Class A (a)	16	91
Florida Rock Properties, Inc. (a)	3	80
Forestar Group Inc. (a)	9	217
Howard Hughes Holdings Inc. (a)	8	650
Jones Lang LaSalle Incorporated (a)	—	16
Kennedy-Wilson Holdings, Inc.	24	229
Marcus & Millichap Company	7	180
Maui Land & Pineapple Company, Inc. (a)	3	49
Newmark Group, Inc. - Class A	26	443
Open Doors Technology Inc. - Class A (a)	126	736
Seaport Entertainment Group Inc. (a) (b)	2	41
St. Joe Company, The	10	593
Stratus Properties Inc. (a) (b)	2	48
Tejon Ranch Co. (a)	5	84
The Rmr Group Inc. - Class A (b)	4	60
Vestis Corporation	22	144
		5,428
Total Common Stocks (cost $640,057)		705,502
RIGHTS 0.0%
89Bio, Inc. (a) (b) (d)	11	4
Akero Therapeutics Inc. (a) (d)	1	—
Albireo Pharma, Inc. (a) (d)	5	33
Bristol-Myers Squibb Company (a)	8	1
Chinook Therapeutics, Inc. (a) (d)	11	—
HilleVax, Inc. (a) (d)	8	1
Iteos Therapeutics, LLC (a) (d)	7	—
Kinnate Biopharma Inc. (a) (d)	1	—
Opiant Pharmaceuticals, Inc. (a) (b) (d)	1	—
Poseida Therapeutics, Inc. (a) (d)	21	11
Resolute Forest Products Inc. (a) (d)	16	4
Sage Therapeutics Inc. (a) (d)	8	1
Spectrum Pharmaceuticals, Inc. (a) (d)	30	—
Verve Therapeutics, Inc. (a) (d)	1	3
Total Rights (cost $0)		58
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.3%
JNL Government Money Market Fund - Class SL, 3.74% (e) (f)	8,852	8,852
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.64% (e) (f)	2,374	2,374
Total Short Term Investments (cost $11,226)		11,226
Total Investments 101.3% (cost $651,283)		716,786
Other Assets and Liabilities, Net (1.3)%		(8,880)
Total Net Assets 100.0%		707,906

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	2,030	100,238	99,894	73	—	—	2,374	0.3
JNL Government Money Market Fund, 3.74% - Class SL	2,224	59,775	53,147	143	—	—	8,852	1.3
	4,254	160,013	153,041	216	—	—	11,226	1.6

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	03/10/21	76	83	—
Transocean Ltd.	03/02/21	567	549	0.1
		643	632	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	705,495	—	7	705,502
Rights	1	—	57	58
Short Term Investments	11,226	—	—	11,226
	716,722	—	64	716,786

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 50.3%
Mortgage-Backed Securities 21.9%
Federal Home Loan Mortgage Corporation
6.36%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/52	64,242	57,920
3.50%, 10/01/47	7,956	7,462
4.00%, 10/01/48	1,588	1,530
2.00%, 11/01/50 - 05/01/51	23,840	19,669
5.50%, 04/01/53 - 04/01/55	47,368	48,792
5.00%, 06/01/53 - 11/01/53	22,801	23,008
6.00%, 11/01/53 - 12/01/54	47,116	49,016
Federal National Mortgage Association, Inc.
4.00%, 01/01/26 - 01/01/46	51	50
4.50%, 04/01/26 - 07/01/42	1,498	1,500
5.10%, 03/01/30	3,682	3,791
5.09%, 05/01/30	4,289	4,454
4.48%, 06/01/30	12,431	12,554
4.97%, 07/01/31	7,014	7,179
2.46%, 04/01/32	11,428	10,275
5.98%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 01/01/35 (a)	90	92
6.31%, (1 Year Treasury + 2.24%), 01/01/36 (a)	897	916
5.00%, 12/01/38 - 08/01/53	24,530	24,755
5.53%, 06/01/40	8,431	8,681
5.48%, 04/01/41	5,444	5,511
5.07%, 10/01/41	1,989	1,937
5.28%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	23	23
3.00%, 04/01/47 - 07/01/52	12,754	11,467
2.50%, 10/01/50 - 05/01/52	82,016	70,474
2.00%, 11/01/50 - 02/01/51	25,886	21,318
3.50%, 04/01/52	4,264	3,986
6.00%, 10/01/53 - 10/01/54	21,800	22,669
5.50%, 06/01/54 - 08/01/55	44,783	46,113
REMIC, 0.00%, 04/25/48	4,623	3,387
Government National Mortgage Association
5.63%, (1 Year Treasury + 1.50%), 05/20/26 - 02/20/32 (a)	8	8
5.00%, 02/15/38 - 07/15/39	2,509	2,558
3.50%, 09/15/42 - 07/20/51	31,938	29,627
3.00%, 11/15/44 - 04/20/52	24,757	22,176
2.50%, 12/20/50 - 02/20/52	41,118	35,405
		558,303
U.S. Treasury Note 13.4%
Treasury, United States Department of
0.75%, 03/31/26 - 01/31/28	70,200	66,913
0.63%, 03/31/27 - 08/15/30	157,540	138,063
0.50%, 10/31/27	1,120	1,061
0.88%, 11/15/30	154,650	135,222
		341,259
U.S. Treasury Bond 8.9%
Treasury, United States Department of
1.13%, 05/15/40 - 08/15/40	189,050	119,033
1.38%, 11/15/40 - 08/15/50	3,510	2,205
1.88%, 02/15/41 - 02/15/51	106,830	74,675
1.75%, 08/15/41	44,880	30,345
1.25%, 05/15/50	500	240
		226,498
Sovereign 3.5%
Assembleia da Republica
0.48%, 10/18/30, EUR (b)	1,210	1,295
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (c)	1,350	1,423
0.00%, 02/15/31, EUR (b) (c)	1,750	1,817
1.70%, 08/15/32, EUR	1,790	1,990
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	279,800	1,755
1.90%, 03/20/31, JPY	133,000	863
0.50%, 03/20/38, JPY	284,500	1,467
0.30%, 09/20/39, JPY	130,000	621
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	3,900	1,255
5.40%, 08/12/34, PEN	7,200	2,133
7.60%, 08/12/39, PEN (d)	5,400	1,768
Commonwealth of Australia
1.50%, 06/21/31, AUD (b)	900	518
2.75%, 06/21/35, AUD (b)	1,270	721
Departamento Administrativo De La Presidencia De La Republica
7.50%, 08/26/26, COP	2,398,000	626
4.13%, 05/15/51	1,750	1,087
Estado Espanol
0.60%, 10/31/29, EUR	1,000	1,095
0.50%, 04/30/30, EUR (b)	1,700	1,832
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (b)	600	599
4.38%, 06/05/27 (b)	200	199
4.88%, 02/13/28 (b)	300	301
5.25%, 08/10/29 (b)	700	709
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (b)	686	690
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 03/05/26, MXN	7,000	388
8.50%, 02/28/30, MXN	16,000	886
7.75%, 05/29/31, MXN	37,700	2,017
7.50%, 05/26/33, MXN	34,400	1,772
8.00%, 02/21/36, MXN	38,200	1,962
4.40%, 02/12/52	500	363
6.34%, 05/04/53	2,800	2,664
Government of Canada
1.50%, 06/01/31, CAD	850	571
3.25%, 12/01/34 - 06/01/35, CAD	780	562
Government of Ireland
1.10%, 05/15/29, EUR (b)	1,030	1,162
HM Treasury
4.38%, 03/07/30, GBP	1,150	1,577
4.25%, 03/07/36, GBP (b)	1,400	1,838
Malaysia, Government of
3.58%, 07/15/32, MYR	5,000	1,247
3.83%, 07/05/34, MYR	4,400	1,108
Ministerio De Hacienda Y Credito Publico
7.25%, 10/18/34, COP	7,217,000	1,360
Morocco, Kingdom of
2.38%, 12/15/27 (b)	200	192
5.95%, 03/08/28 (b)	300	308
3.00%, 12/15/32 (b)	300	264
4.00%, 12/15/50 (b)	600	436
New Zealand Parliament
1.50%, 05/15/31, NZD	700	356
4.50%, 05/15/35, NZD	690	400
Presidencia da Republica
10.00%, 01/01/27 - 01/01/31, BRL	29,000	4,930
4.75%, 01/14/50	800	582
Presidencia de la Republica de Chile
5.80%, 10/01/29, CLP	1,275,000	1,448
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (b)	500	506
5.50%, 02/22/29 (b)	550	558
Prime Minister's Office Singapore
2.75%, 03/01/35, SGD	1,400	1,146
2.38%, 07/01/39, SGD	1,800	1,413
Republic of Indonesia, The Government of, The
8.25%, 05/15/29, IDR	16,850,000	1,096
7.00%, 02/15/33, IDR	22,300,000	1,412
8.38%, 03/15/34, IDR	16,840,000	1,151
7.50%, 06/15/35, IDR	12,000,000	787
6.75%, 07/15/35, IDR	12,650,000	796
Republique Francaise Presidence
0.50%, 05/25/29, EUR (b)	830	911
1.50%, 05/25/31, EUR (b)	1,570	1,718
Romania, Government of
6.30%, 04/26/28, RON	5,000	1,147
8.00%, 04/29/30, RON	1,300	314

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Sandor-Palota
4.75%, 11/24/32, HUF	552,000	1,518
7.00%, 10/24/35, HUF	598,100	1,851
Service Public Federal Chancellerie Du Premier Ministre
0.90%, 06/22/29, EUR (b)	290	323
2.85%, 10/22/34, EUR (e)	1,170	1,333
South Africa, Parliament of
8.88%, 02/28/35, ZAR	48,600	3,062
8.50%, 01/31/37, ZAR	34,700	2,084
10.88%, 03/31/38, ZAR	32,100	2,252
Thailand, Kingdom of
2.40%, 11/17/27, THB	8,300	270
3.35%, 06/17/33, THB	22,100	797
1.59%, 12/17/35, THB (b)	37,500	1,182
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	32,900	1,539
6.20%, 06/16/31, CZK	29,500	1,577
3.00%, 03/03/33, CZK	26,700	1,192
Urzad Rady Ministrow
4.50%, 07/25/30, PLN	3,800	1,060
1.75%, 04/25/32, PLN	3,000	704
5.00%, 10/25/34 - 10/25/35, PLN	7,700	2,130
		88,986
Collateralized Mortgage Obligations 1.6%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 6.97%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,144
Connecticut Avenue Securities Trust 2024-R03
Series 2024-2M1-R03, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 03/25/27 (a)	4,793	4,797
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	834	836
Series 2022-M1B-DNA3, REMIC, 6.77%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,246
Series 2024-M2-HQA2, REMIC, 5.67%, (SOFR 30-Day Average + 1.80%), 08/25/44 (a)	4,000	4,025
Series 2025-A1-DNA1, REMIC, 4.82%, (SOFR 30-Day Average + 0.95%), 01/25/45 (a)	1,348	1,349
Series FK-5092, REMIC, 4.00%, (SOFR 30-Day Average + 0.70%), 03/25/51 (a)	3,909	3,154
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 6.31%, 05/25/35 (a)	4	4
Government National Mortgage Association
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	7,986	939
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	9,810	1,678
Government National Mortgage Association Remic Trust 2019-052
Series 2019-FA-56, REMIC, 4.20%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	6,234	6,119
		39,291
U.S. Treasury Inflation Indexed Securities 1.0%
Treasury, United States Department of
0.38%, 07/15/27 (f)	8,080	7,986
1.63%, 10/15/27 (f)	10,475	10,554
0.50%, 01/15/28 (f)	8,131	7,989
		26,529
Treasury Inflation Indexed Securities 0.0%
Republique Francaise Presidence
0.70%, 07/25/30, EUR (b) (f)	698	811
Total Government And Agency Obligations (cost $1,287,170)		1,281,677
CORPORATE BONDS AND NOTES 24.9%
Financials 5.2%
200 Park Funding Trust
5.74%, 02/15/55 (e)	2,249	2,240
Acrisure, LLC
6.00%, 08/01/29 (e)	170	168
6.75%, 07/01/32 (e)	415	427
AerCap Ireland Capital Designated Activity Company
5.10%, 01/19/29	1,327	1,356
6.95%, 03/10/55	1,897	1,991
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (e)	300	309
American Express Company
5.02%, 04/25/31	3,914	4,034
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (e)	465	470
Ardonagh Finco Limited
7.75%, 02/15/31 (e)	520	545
Arthur J. Gallagher & Co.
4.85%, 12/15/29	1,077	1,102
Asian Development Bank
6.20%, 10/06/26 (b)	100,000	1,105
Asurion LLC
8.00%, 12/31/32 (e)	135	140
Athene Global Funding
5.35%, 07/09/27 (e)	1,491	1,516
4.72%, 10/08/29 (e)	948	948
5.03%, 07/17/30 (e)	1,042	1,050
Aviation Capital Group LLC
5.38%, 07/15/29 (e)	1,353	1,386
Avilease Capital Limited
4.75%, 11/12/30 (e)	1,952	1,943
Avolon Holdings Funding Limited
5.75%, 03/01/29 - 11/15/29 (e)	3,626	3,757
Azorra Finance Limited
7.75%, 04/15/30 (e)	275	290
7.25%, 01/15/31 (e)	385	403
Banco Davivienda S A
6.65%, (100, 04/22/31) (e) (g)	400	376
8.13%, 07/02/35 (e)	900	936
Banco de Bogota
6.25%, 05/12/26 (b)	1,000	1,004
Banco de Credito del Peru
3.25%, 09/30/31 (b)	2,250	2,224
Banco Espirito Santo S.A.
0.00%, 01/21/29, EUR (b) (h) (i)	6,400	1,293
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (b)	150	148
Banco Industrial S.A.
4.88%, 01/29/31 (b)	1,800	1,788
Banco Internacional Del Peru S.A.A. – Interbank
6.40%, 04/30/35 (b)	500	520
6.40%, 04/30/35 (e)	450	468
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (b) (g)	200	206
7.63%, (100, 01/10/28) (b) (g)	400	409
8.38%, (100, 05/20/31) (e) (g)	1,100	1,152
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (b) (d)	1,300	1,407
Bancolombia S.A.
8.63%, 12/24/34	300	320
Bank of America Corporation
6.63%, (100, 05/01/30) (g)	951	989
2.57%, 10/20/32	1,507	1,360
5.47%, 01/23/35	1,450	1,512
5.74%, 02/12/36	1,588	1,654
Bank of New York Mellon Corporation, The
5.06%, 07/22/32	1,622	1,682
Barclays PLC
5.86%, 08/11/46	1,962	2,013
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (b)	300	299
Brown & Brown, Inc.
6.25%, 06/23/55	768	799
Citigroup Inc.
6.88%, (100, 08/15/30) (g)	948	968
3.07%, 02/24/28	753	744
4.95%, 05/07/31	1,571	1,605
4.50%, 09/11/31	1,109	1,112
6.17%, 05/25/34	898	955
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Credit Agricole S.A.
4.82%, 09/25/33 (e)	1,994	1,993
DBS Group Holdings Ltd
1.82%, 03/10/31 (b)	2,100	2,090
European Investment Bank
6.95%, 03/01/29 (e)	67,000	750
Fiserv, Inc.
5.45%, 03/15/34	1,726	1,751
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (e)	200	211
GGAM Finance Ltd.
6.88%, 04/15/29 (e)	525	544
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (e)	860	888
Global Payments Inc.
4.95%, 08/15/27	1,850	1,872
5.55%, 11/15/35	932	927
Goldman Sachs Group, Inc., The
6.85%, (100, 02/10/30) (g)	873	906
4.37%, 10/21/31	1,920	1,915
5.33%, 07/23/35	1,753	1,804
Guardian Life Insurance Co.
4.80%, 04/28/30 (e)	1,575	1,607
HighTower Holdings LLC
6.75%, 04/15/29 (e)	315	314
HUB International Limited
7.25%, 06/15/30 (e)	260	272
Inter-American Development Bank
7.00%, 01/25/29 (b)	120,000	1,340
Intergroup Financial Services Corp.
4.13%, 10/19/27 (b)	1,000	993
International Bank for Reconstruction and Development
6.85%, 04/24/28	100,000	1,114
International Finance Corporation
7.50%, 01/18/28, MXN	24,200	1,332
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (b)	200	200
JPMorgan Chase & Co.
5.14%, 01/24/31	1,581	1,632
5.10%, 04/22/31	1,770	1,829
4.26%, 10/22/31	960	958
5.29%, 07/22/35	3,506	3,622
5.58%, 07/23/36	1,190	1,232
LFS Topco LLC
8.75%, 07/15/30 (e)	245	247
Lloyds Banking Group PLC
6.07%, 06/13/36	2,392	2,516
Macquarie AirFinance Holdings Limited
5.20%, 03/27/28 (e)	953	967
5.15%, 03/17/30 (e)	943	956
MetLife, Inc.
6.35%, 03/15/55	1,581	1,666
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	935	929
Morgan Stanley
4.36%, 10/22/31	952	949
5.95%, 01/19/38	918	967
5.94%, 02/07/39	1,771	1,862
Nationwide Building Society
5.54%, 07/14/36 (e)	2,309	2,386
NatWest Group PLC
5.12%, 05/23/31	2,194	2,253
Navient Corporation
5.00%, 03/15/27	150	150
7.88%, 06/15/32 (d)	150	157
New York Life Insurance Company
6.75%, 11/15/39 (e)	824	942
OneMain Finance Corporation
7.50%, 05/15/31	235	247
6.50%, 03/15/33	355	358
Opal Bidco SAS
6.50%, 03/31/32 (e)	540	552
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (b)	1,100	1,104
Panther Escrow Issuer LLC
7.13%, 06/01/31 (e)	425	441
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	280	273
7.88%, 12/15/29 (e)	310	330
6.88%, 05/15/32 (e)	185	193
PT. Bank Negara Indonesia (persero)
3.75%, 03/30/26 (b)	900	892
Rocket Companies, Inc.
6.38%, 08/01/33 (e)	250	261
Royal Bank of Canada
4.31%, 11/03/31	2,889	2,876
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (e)	200	207
Societe Generale
5.44%, 10/03/36 (e)	1,994	1,999
Starwood Property Trust, Inc.
5.25%, 10/15/28 (e)	420	423
7.25%, 04/01/29 (e)	350	369
6.00%, 04/15/30 (e)	165	169
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (e) (h) (i)	700	3
The PNC Financial Services Group, Inc.
5.37%, 07/21/36	619	637
Toronto-Dominion Bank, The
4.93%, 10/15/35	953	954
Travelers Companies, Inc., The
5.70%, 07/24/55	754	771
Truist Financial Corporation
7.16%, 10/30/29	787	849
5.15%, 08/05/32	1,783	1,841
UBS Group AG
5.01%, 03/23/37 (e)	1,998	1,981
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (b) (h) (i) (j)	263	3
United Overseas Bank Limited
1.75%, 03/16/31 (b)	1,200	1,194
2.00%, 10/14/31 (b) (k)	1,100	1,078
Walker & Dunlop, Inc.
6.63%, 04/01/33 (e)	325	333
Wells Fargo & Company
5.15%, 04/23/31	3,676	3,794
6.49%, 10/23/34	2,673	2,963
4.89%, 09/15/36	796	794
Willis North America Inc.
4.55%, 03/15/31	1,069	1,070
		131,125
Utilities 4.1%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	400	373
3.87%, 07/22/31 (b)	400	360
Adani Energy Solutions Limited
4.00%, 08/03/26 (b)	800	793
4.25%, 05/21/36 (b)	732	658
AEP Texas Inc.
5.45%, 05/15/29	1,070	1,108
AES Andres B.V.
5.70%, 05/04/28 (e)	800	788
Alliant Energy Corporation
5.75%, 04/01/56	959	956
Ameren Corporation
3.65%, 02/15/26	5,000	4,998
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,533
Arizona Public Service Company
5.90%, 08/15/55	3,794	3,860
Black Hills Corporation
6.00%, 01/15/35	1,717	1,831
Boston Gas Company
3.15%, 08/01/27 (e)	5,000	4,934
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (e)	199	218
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (e)	583	604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (b)	694	728
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (e)	1,582	1,423
CMS Energy Corporation
6.50%, 06/01/55	915	940
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (b)	515	540
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (b)	200	182
6.45%, 01/24/35 (e)	400	411
Commonwealth Edison Company
5.95%, 06/01/55	1,788	1,858
Consumers Energy Company
4.50%, 01/15/31	1,075	1,087
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,340
DTE Energy Company
5.85%, 06/01/34	2,786	2,972
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,943
3.95%, 08/15/47	2,360	1,820
5.00%, 08/15/52	628	554
5.80%, 06/15/54	1,332	1,318
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (e)	1,000	970
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (b)	395	353
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b) (d)	400	365
Enel Finance International N.V.
4.13%, 09/30/28 (e)	920	919
5.13%, 06/26/29 (e)	782	802
Entergy Arkansas, LLC
5.75%, 06/01/54	925	933
Entergy Corporation
7.13%, 12/01/54	1,776	1,866
Evergy Kansas Central, Inc.
5.70%, 03/15/53	1,874	1,857
Exelon Corporation
5.45%, 03/15/34	3,925	4,083
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (b)	506	498
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	3,521	3,573
GNL Quintero S.A.
4.63%, 07/31/29 (b)	1,412	1,415
ITC Holdings Corp.
2.95%, 05/14/30 (e)	1,250	1,180
5.40%, 06/01/33 (e)	750	773
JSW Energy Limited
4.13%, 05/18/31 (b)	1,460	1,360
JSW Hydro Energy Limited
4.13%, 05/18/31 (e)	348	324
Kentucky Utilities Company
5.85%, 08/15/55	767	774
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	520	528
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	724	718
National Fuel Gas Company
5.95%, 03/15/35	766	802
NextEra Energy Capital Holdings, Inc.
5.90%, 03/15/55	914	925
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (e)	926	932
NiSource Inc.
5.35%, 04/01/34	1,821	1,878
6.95%, 11/30/54	904	942
5.85%, 04/01/55	1,574	1,571
NRG Energy, Inc.
6.00%, 02/01/33 (e)	300	306
5.75%, 01/15/34 (e)	110	111
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,954
PSEG Power LLC
5.20%, 05/15/30 (e)	617	632
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (b)	1,700	1,695
Saavi Energia S.a r.l.
8.88%, 02/10/35 (e)	300	324
Sempra
5.50%, 08/01/33	4,000	4,182
Southern Power Company
4.90%, 10/01/35	1,049	1,039
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (e)	290	278
Talen Energy Supply, LLC
6.25%, 02/01/34 (e)	210	214
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	1,500	1,476
The Southern Company
3.70%, 04/30/30 (k)	2,500	2,439
6.38%, 03/15/55	1,263	1,317
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (e)	3,495	3,588
Transelec S.A.
3.88%, 01/12/29 (e)	750	733
Virginia Electric and Power Company
5.55%, 08/15/54	656	637
5.60%, 09/15/55	941	915
Vistra Operations Company LLC
4.38%, 05/01/29 (e)	974	961
7.75%, 10/15/31 (e)	305	323
6.88%, 04/15/32 (e)	315	332
VoltaGrid LLC
7.38%, 11/01/30 (e)	270	267
WEC Energy Group Inc.
5.63%, 05/15/56	1,340	1,348
		104,542
Industrials 3.1%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (e)	310	321
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (b)	400	393
4.38%, 07/03/29 (b)	800	777
3.10%, 02/02/31 (b)	300	266
Advanced Drainage Systems, Inc.
6.38%, 06/15/30 (e)	508	518
Aircastle Limited
5.25%, 03/15/30 (e)	1,753	1,790
American Airlines, Inc.
8.50%, 05/15/29 (e)	285	297
Amrize Finance US LLC
4.95%, 04/07/30	809	827
Artera Services, LLC
8.50%, 02/15/31 (d) (e)	60	50
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (c)	1,309	1,069
Builders FirstSource, Inc.
6.38%, 03/01/34 (e)	315	326
6.75%, 05/15/35 (e)	270	282
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,298	1,223
Caci International Inc.
6.38%, 06/15/33 (e)	175	181
Carlisle Companies Incorporated
5.55%, 09/15/40	760	771
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (e)	490	503
Cornerstone Building Brands, Inc.
9.50%, 08/15/29 (e)	170	125
Corporation De Securite Garda World
6.50%, 01/15/31 (e)	420	429
8.25%, 08/01/32 (e)	480	487
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	2,330	2,402

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
CSX Corporation
3.80%, 11/01/46	4,587	3,599
Danaos Corporation
6.88%, 10/15/32 (e)	345	354
Element Fleet Management Corp.
6.32%, 12/04/28 (e)	1,746	1,842
5.04%, 03/25/30 (e)	1,790	1,828
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (e)	1,095	1,025
EMRLD Borrower LP
6.63%, 12/15/30 (e)	525	547
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	402	419
Fortress Transportation And Infrastructure Investors LLC
5.88%, 04/15/33 (e)	255	259
GATX Corporation
5.50%, 06/15/35	1,077	1,105
5.20%, 03/15/44	797	753
Genesee & Wyoming Inc.
6.25%, 04/15/32 (e)	1,055	1,089
Goat Holdco, LLC
6.75%, 02/01/32 (e)	290	297
GrafTech Finance Inc.
4.63%, 12/23/29 (d) (e)	150	111
Griffon Corporation
5.75%, 03/01/28	490	490
Herc Holdings Inc.
7.00%, 06/15/30 (e)	270	284
5.75%, 03/15/31 (e)	165	167
6.00%, 03/15/34 (e)	165	167
Hubbell Incorporated
4.80%, 11/15/35	1,076	1,070
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (e)	750	785
Icahn Enterprises L.P.
5.25%, 05/15/27	260	256
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,277	1,346
JetBlue Airways Corporation
9.88%, 09/20/31 (e)	160	161
JSW Infrastructure Limited
4.95%, 01/21/29 (b)	700	699
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	2,516	2,606
4.35%, 04/05/36 (b)	803	782
Lockheed Martin Corporation
5.00%, 08/15/35	1,835	1,870
Madison IAQ LLC
5.88%, 06/30/29 (e)	785	778
MasTec, Inc.
5.90%, 06/15/29 (l)	1,822	1,903
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (b)	700	696
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (e)	525	537
Molex Electronic Technologies, LLC
5.25%, 04/30/32 (e)	1,993	2,045
Neptune BidCo US Inc.
10.38%, 05/15/31 (e)	335	343
Northrop Grumman Corporation
4.03%, 10/15/47	1,136	914
5.20%, 06/01/54 (d)	1,887	1,763
Owens Corning
5.70%, 06/15/34	863	908
Paychex, Inc.
5.35%, 04/15/32	3,505	3,628
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (e)	1,857	1,912
Quanta Services, Inc.
5.25%, 08/09/34	1,572	1,615
Queen Mergerco, Inc.
6.75%, 04/30/32 (e)	190	199
Quikrete Holdings, Inc.
6.75%, 03/01/33 (e)	475	496
Republic Services, Inc.
5.15%, 03/15/35	1,788	1,847
Rollins, Inc.
5.25%, 02/24/35	1,867	1,905
Seaspan Corporation
5.50%, 08/01/29 (e)	510	486
Simpar Europe
5.20%, 01/26/31 (b)	400	321
Smurfit Kappa Treasury Unlimited Company
5.20%, 01/15/30	1,960	2,019
Standard Building Solutions Inc.
6.50%, 08/15/32 (e)	260	268
5.88%, 03/15/34 (e)	335	336
Star Leasing Company, LLC
7.63%, 02/15/30 (e)	150	140
Textron Inc.
5.50%, 05/15/35	1,789	1,854
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	325	325
TransDigm Inc.
6.88%, 12/15/30 (e)	515	539
6.38%, 05/31/33 (e)	490	503
6.25%, 01/31/34 (e)	35	36
6.75%, 01/31/34 (e)	55	57
Triton Container International Limited
3.25%, 03/15/32	701	636
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (e)	306	327
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	2,054	2,057
4.80%, 09/15/34	1,843	1,839
Veralto Corporation
5.35%, 09/18/28	638	658
5.45%, 09/18/33	920	960
Verisk Analytics, Inc.
5.25%, 06/05/34	1,786	1,828
Vertiv Group Corporation
4.13%, 11/15/28 (e)	941	929
VT Topco, Inc.
8.50%, 08/15/30 (e)	210	219
Waste Connections, Inc.
5.25%, 09/01/35	1,502	1,556
Watco Companies, L.L.C.
7.13%, 08/01/32 (e)	520	543
Wesco Distribution, Inc.
6.38%, 03/15/33 (e)	170	177
Westinghouse Air Brake Technologies Corporation
4.90%, 05/29/30	1,777	1,817
XPO, Inc.
7.13%, 06/01/31 (e)	650	678
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (e)	300	315
		79,860
Energy 2.1%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (b)	928	946
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (b)	575	487
Aethon United BR LP
7.50%, 10/01/29 (e)	490	513
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (b)	444	446
5.75%, 06/15/33 (e)	1,000	889
5.75%, 06/15/33 (b)	1,500	1,334
Antero Midstream Partners LP
5.75%, 07/01/34 (e)	686	691
Archrock Partners, L.P.
6.63%, 09/01/32 (e)	510	525
Bip-V Chinook
5.50%, 06/15/31 (e)	540	533
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	1,400	1,401
Buckeye Partners, L.P.
6.88%, 07/01/29 (e)	730	758

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	983	957
Cheniere Energy, Inc.
4.63%, 10/15/28	1,841	1,838
5.65%, 04/15/34	1,948	2,023
Chord Energy Corporation
6.00%, 10/01/30 (e)	185	187
6.75%, 03/15/33 (e)	290	299
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	470	455
CNX Resources Corporation
6.00%, 01/15/29 (e)	330	332
Colonial Enterprises, Inc.
5.63%, 11/15/35 (e)	1,104	1,113
DT Midstream, Inc.
4.13%, 06/15/29 (e)	973	960
Eastern Energy Gas Holdings, LLC
5.65%, 10/15/54	1,926	1,863
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	2,320	1,674
Empresa Electrica Cochrane S.p.A.
5.50%, 05/14/27 (b)	209	206
Enterprise Products Operating LLC
5.55%, 02/16/55	1,829	1,774
Florida Gas Transmission Company, LLC
5.75%, 07/15/35 (e)	782	812
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (b)	606	520
Gulfport Energy Operating Corporation
6.75%, 09/01/29 (e)	505	522
Gulfstream Natural Gas System, L.L.C.
5.60%, 07/23/35 (e)	1,117	1,145
Harvest Midstream I, L.P.
7.50%, 05/15/32 (e)	495	515
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (e)	210	200
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	823	928
Kodiak Gas Services, LLC
7.25%, 02/15/29 (e)	520	540
6.50%, 10/01/33 (e)	145	148
6.75%, 10/01/35 (e)	145	149
Matador Resources Company
6.50%, 04/15/32 (e)	420	425
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (b)	400	401
MV24 Capital B.V.
6.75%, 06/01/34 (b)	1,249	1,239
Nabors Industries, Inc.
9.13%, 01/31/30 (e)	250	263
7.63%, 11/15/32 (e)	350	344
NGL Energy Operating LLC
8.13%, 02/15/29 (e)	150	156
NGPL PipeCo LLC
3.25%, 07/15/31 (e)	2,126	1,955
ONEOK, Inc.
6.63%, 09/01/53	5,000	5,249
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (b)	1,400	1,396
PBF Holding Company LLC
6.00%, 02/15/28	110	109
Permian Resources Operating, LLC
6.25%, 02/01/33 (e)	1,173	1,203
PERU LNG
5.38%, 03/22/30 (b)	825	796
Petrobras Global Finance B.V.
5.13%, 09/10/30	300	294
Petroleos Mexicanos
6.75%, 09/21/47	300	246
PT. Pertamina (Persero)
1.40%, 02/09/26 (b) (d)	1,000	996
Raizen Fuels Finance S.A.
5.70%, 01/17/35 (b)	1,200	931
Reliance Industries Limited
3.67%, 11/30/27 (b)	500	495
SM Energy Company
7.00%, 08/01/32 (e)	315	309
Southern Natural Gas Company, L.L.C.
5.45%, 08/01/35 (e)	479	491
Southwestern Energy Company
4.75%, 02/01/32	937	924
Sunoco LP
6.00%, 04/15/27	225	225
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (e)	265	274
6.75%, 03/15/34 (e)	140	140
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,925
Transocean International Limited
7.88%, 10/15/32 (e)	105	108
Venture Global LNG, Inc.
8.13%, 06/01/28 (e)	365	369
8.38%, 06/01/31 (e)	340	338
9.88%, 02/01/32 (e)	140	145
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (e)	255	260
7.50%, 05/01/33 (e)	90	97
6.50%, 01/15/34 (e)	285	292
Vine Energy Holdings LLC
6.75%, 04/15/29 (e)	546	549
Viper Energy Partners LLC
4.90%, 08/01/30	660	668
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (e)	150	153
Vital Energy, Inc.
7.88%, 04/15/32 (e)	100	98
WBI Operations LLC
6.50%, 10/15/33 (e)	405	403
Weatherford International Ltd
6.75%, 10/15/33 (e)	485	496
		53,445
Information Technology 2.0%
Amentum Escrow Corp.
7.25%, 08/01/32 (e)	205	216
Amphenol Corporation
5.30%, 11/15/55	1,356	1,297
AppLovin Corporation
5.38%, 12/01/31	911	944
Arrow Electronics, Inc.
5.15%, 08/21/29	1,808	1,850
Athenahealth Group Inc.
6.50%, 02/15/30 (e)	490	490
Atlassian Corporation
5.25%, 05/15/29	1,491	1,533
Broadcom Inc.
3.50%, 02/15/41	4,616	3,759
Castle US Holding Corporation
10.00%, 06/30/31 (e)	82	11
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (e)	230	217
Cloud Software Group, Inc.
6.50%, 03/31/29 (e)	325	329
9.00%, 09/30/29 (e)	280	292
6.63%, 08/15/33 (e)	180	178
Coreweave, Inc.
9.25%, 06/01/30 (e)	290	270
Dell Inc.
6.50%, 04/15/38	843	906
Ellucian Holdings, Inc.
6.50%, 12/01/29 (e)	500	509
Flash Compute LLC
7.25%, 12/31/30 (e)	260	258
Flex Ltd.
5.38%, 11/13/35	956	954
Foundry JV Holdco LLC
6.15%, 01/25/32 (e)	1,500	1,593
5.88%, 01/25/34 (e)	1,000	1,029
Hewlett Packard Enterprise Company
5.00%, 10/15/34	3,733	3,705

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Intuit Inc.
5.50%, 09/15/53	1,567	1,542
Kyndryl Holdings, Inc.
4.10%, 10/15/41	3,437	2,723
Marvell Technology, Inc.
5.95%, 09/15/33	3,437	3,676
McAfee Corp.
7.38%, 02/15/30 (e)	115	100
Motorola Solutions, Inc.
5.20%, 08/15/32	1,497	1,544
NetApp, Inc.
5.50%, 03/17/32	885	921
NXP B.V.
4.85%, 08/19/32	1,491	1,498
Oracle Corporation
5.20%, 09/26/35	974	935
5.88%, 09/26/45	1,506	1,362
Qnity Electronics, Inc.
6.25%, 08/15/33 (e)	195	202
Qorvo, Inc.
3.38%, 04/01/31 (e)	1,077	997
Renesas Electronics Corporation
2.17%, 11/25/26 (e) (l)	3,570	3,506
Roper Technologies, Inc.
4.25%, 09/15/28	559	561
SK Hynix Inc.
4.25%, 09/11/28 (e)	5,060	5,077
UKG Inc.
6.88%, 02/01/31 (e)	255	262
VeriSign, Inc.
5.25%, 06/01/32	2,305	2,363
Wipro IT Services, LLC
1.50%, 06/23/26 (b)	200	197
Workday, Inc.
3.70%, 04/01/29	1,726	1,701
3.80%, 04/01/32	1,001	958
		50,465
Consumer Discretionary 1.7%
Acushnet Company
5.63%, 12/01/33 (e)	505	510
Advance Auto Parts, Inc.
7.38%, 08/01/33 (e)	145	145
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	210	202
6.38%, 10/15/32 (e)	210	214
7.75%, 10/15/33 (e)	185	188
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	285	271
AutoZone, Inc.
5.13%, 06/15/30	1,749	1,804
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (e) (j)	200	220
Caesars Entertainment, Inc.
6.00%, 10/15/32 (d) (e)	420	408
Carnival Corporation
5.13%, 05/01/29 (e)	636	643
5.75%, 08/01/32 (e)	245	251
6.13%, 02/15/33 (e)	628	648
Clarios Global LP
6.75%, 05/15/28 - 09/15/32 (e)	1,565	1,618
Cosan Limited
5.50%, 09/20/29 (b)	200	196
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (e)	260	278
Dana Incorporated
5.38%, 11/15/27	120	120
5.63%, 06/15/28	310	310
DCLI Bidco LLC
7.75%, 11/15/29 (e)	335	344
Dealer Tire, LLC
8.00%, 02/01/28 (e)	485	482
DexKo Global Inc.
6.63%, 10/15/29 (d) (e)	210	182
Expedia Group, Inc.
3.80%, 02/15/28	1,875	1,865
Fertitta Entertainment LLC
6.75%, 01/15/30 (e)	205	194
Full House Resorts, Inc.
8.25%, 02/15/28 (d) (e)	205	178
Gates Corporation
6.88%, 07/01/29 (e)	345	357
Genting New York LLC
7.25%, 10/01/29 (e)	365	374
Graham Holdings Co., Ltd.
5.63%, 12/01/33 (e)	755	762
Group 1 Automotive, Inc.
4.00%, 08/15/28 (e)	275	269
6.38%, 01/15/30 (e)	340	349
Hyundai Capital America
5.30%, 01/08/29 (e)	3,572	3,663
Installed Building Products, Inc.
5.75%, 02/01/28 (e)	425	425
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (e)	220	223
LBM Acquisition, LLC
6.25%, 01/15/29 (d) (e)	105	95
9.50%, 06/15/31 (e)	150	156
Life Time, Inc.
6.00%, 11/15/31 (e)	525	538
Light and Wonder International, Inc.
7.25%, 11/15/29 (e)	245	251
6.25%, 10/01/33 (e)	320	323
Lindblad Expeditions, LLC
7.00%, 09/15/30 (e)	330	344
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (e)	65	52
Lowe`s Companies, Inc.
5.63%, 04/15/53	1,077	1,047
Magic Mergeco, Inc.
5.25%, 05/01/28 (e)	205	197
Marriott International, Inc.
4.50%, 10/15/31	1,875	1,881
5.30%, 05/15/34	1,810	1,867
Mattamy Homes Limited
4.63%, 03/01/30 (e)	415	403
Mattel, Inc.
5.00%, 11/17/30	752	757
McDonald's Corporation
4.45%, 03/01/47	2,077	1,779
Merlin Entertainments Group U.S. Holdings Inc.
7.38%, 02/15/31 (e)	570	500
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (e)	405	398
NCL Corporation Ltd.
5.88%, 01/15/31 (e)	140	139
6.25%, 09/15/33 (e)	140	140
Newell Brands Inc.
6.38%, 05/15/30 (d)	300	293
Nissan Motor Acceptance Company LLC
5.63%, 09/29/28 (e)	245	245
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (e)	210	206
4.81%, 09/17/30 (e)	215	202
7.75%, 07/17/32 (e)	200	213
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	300	284
O'Reilly Automotive, Inc.
5.00%, 08/19/34	939	946
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (b)	2,050	2,001
PENN Entertainment, Inc.
4.13%, 07/01/29 (e)	200	185
PetSmart, LLC
7.50%, 09/15/32 (e)	250	254
10.00%, 09/15/33 (e)	250	256
Rivers Enterprise Borrower, LLC
6.25%, 10/15/30 (e)	255	260

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
6.63%, 02/01/33 (e)	755	772
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (e)	934	941
5.38%, 01/15/36	804	808
Sabre GLBL Inc.
10.75%, 11/15/29 - 03/15/30 (e)	220	184
Six Flags Operations Inc.
7.25%, 05/15/31 (d) (e)	95	91
Staples, Inc.
10.75%, 09/01/29 (e)	315	313
Station Casinos LLC
6.63%, 03/15/32 (e)	260	266
Swf Holdings I Corp.
6.50%, 10/01/29 (e)	95	19
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 (e)	500	514
The Goodyear Tire & Rubber Company
5.25%, 07/15/31	235	222
Univision Communications Inc.
8.50%, 07/31/31 (e)	490	511
Upbound Group, Inc.
6.38%, 02/15/29 (e)	170	167
Vamos Europe S.A.
9.20%, 01/26/31 (e)	600	575
Verde Purchaser, LLC
10.50%, 11/30/30 (e)	275	296
Victra Holdings LLC
8.75%, 09/15/29 (d) (e)	670	706
Viking Cruises Limited
5.88%, 10/15/33 (e)	930	943
Voyager Parent, LLC
9.25%, 07/01/32 (e)	260	276
Warnermedia Holdings, Inc.
4.05%, 03/15/29	410	397
4.28%, 03/15/32	175	154
5.05%, 03/15/42	300	212
Whirlpool Corporation
6.50%, 06/15/33	250	242
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (e)	585	577
		43,091
Health Care 1.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (e)	400	417
180 Medical, Inc.
5.30%, 10/08/35 (e)	1,963	1,957
AbbVie Inc.
4.70%, 05/14/45	1,934	1,750
5.50%, 03/15/64	1,070	1,042
AdaptHealth LLC
5.13%, 03/01/30 (e)	165	161
Amgen Inc.
5.75%, 03/02/63	2,604	2,546
Bausch + Lomb Corporation
8.38%, 10/01/28 (e)	650	678
Bausch Health Companies Inc.
8.50%, 01/31/27 (e)	105	103
4.88%, 06/01/28 (e)	290	259
5.25%, 01/30/30 (e)	185	130
14.00%, 10/15/30 (d) (e)	30	30
Biogen Inc.
5.05%, 01/15/31	1,762	1,817
Cardinal Health, Inc.
4.60%, 03/15/43	1,817	1,598
4.50%, 11/15/44	256	220
Community Health Systems, Inc.
6.00%, 01/15/29 (e)	360	360
6.88%, 04/15/29 (e)	180	160
4.75%, 02/15/31 (e)	225	200
Elevance Health, Inc.
4.55%, 05/15/52	518	429
GE HealthCare Technologies Inc.
4.80%, 01/15/31	1,840	1,874
Genmab A/S
6.25%, 12/15/32 (e)	280	287
Gilead Sciences, Inc.
5.55%, 10/15/53	969	964
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	635	627
Illumina, Inc.
4.75%, 12/12/30	1,549	1,567
IQVIA Inc.
6.25%, 02/01/29	1,249	1,316
6.25%, 06/01/32 (e)	340	355
Labcorp Holdings Inc.
4.80%, 10/01/34	3,847	3,813
Lifepoint Health, Inc.
10.00%, 06/01/32 (e)	230	244
Mars, Incorporated
5.70%, 05/01/55 (e)	1,912	1,908
Merck & Co., Inc.
5.70%, 09/15/55	2,320	2,345
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (e)	540	543
Quest Diagnostics Incorporated
5.00%, 12/15/34	1,810	1,832
Radiology Partners, Inc.
9.78%, 02/15/30 (a) (e) (j) (m)	150	144
8.50%, 07/15/32 (e)	375	390
Royalty Pharma PLC
5.95%, 09/25/55	1,141	1,133
Select Medical Corporation
6.25%, 12/01/32 (d) (e)	195	190
Takeda U.S. Financing, Inc.
5.90%, 07/07/55	2,005	2,036
Tenet Healthcare Corporation
6.13%, 06/15/30	530	542
5.50%, 11/15/32 (e)	85	86
6.00%, 11/15/33 (e)	85	87
VSP Optical Group, Inc.
5.45%, 12/01/35 (e)	687	693
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/34	1,798	1,835
Zoetis Inc.
4.15%, 08/17/28	1,844	1,855
4.70%, 02/01/43	746	685
		41,208
Communication Services 1.6%
Academy, Ltd.
6.00%, 11/15/27 (e)	420	419
Altice France
6.88%, 07/15/32 (e)	362	345
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (d) (e)	135	118
AT&T Inc.
2.75%, 06/01/31	4,000	3,674
3.50%, 09/15/53	5,276	3,537
Bell Canada inc.
6.88%, 09/15/55	1,098	1,135
CCO Holdings, LLC
5.13%, 05/01/27 (e)	485	484
4.75%, 03/01/30 (e)	755	721
4.75%, 02/01/32 (e)	525	480
4.25%, 01/15/34 (d) (e)	280	238
Cipher Compute LLC
7.13%, 11/15/30 (e)	400	408
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (e)	205	203
7.13%, 02/15/31 (e)	345	361
Commscope Technologies LLC
5.00%, 03/15/27 (e)	185	184
CommScope, LLC.
4.75%, 09/01/29 (e)	122	122
9.50%, 12/15/31 (d) (e)	70	71
DIRECTV Financing, LLC
5.88%, 08/15/27 (e)	185	186
8.88%, 02/01/30 (e)	480	486

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
DISH DBS Corporation
5.75%, 12/01/28 (e)	520	506
5.13%, 06/01/29	350	309
EchoStar Corporation
10.75%, 11/30/29	435	481
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	130	130
Getty Images, Inc.
10.50%, 11/15/30 (e)	130	131
Gray Media, Inc.
9.63%, 07/15/32 (e)	240	249
7.25%, 08/15/33 (e)	240	245
iHeartCommunications, Inc.
9.13%, 05/01/29 (d) (e) (l)	100	96
Lamar Media Corp.
5.38%, 11/01/33 (e)	485	482
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	180	172
6.88%, 06/30/33 (e)	485	496
Lumen Technologies, Inc.
8.00%, 06/01/36	95	39
Match Group Holdings II, LLC
5.00%, 12/15/27 (e)	570	569
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (e)	100	105
Meta Platforms, Inc.
5.50%, 11/15/45	968	941
4.45%, 08/15/52	2,046	1,666
Millicom International Cellular S.A.
5.13%, 01/15/28 (b)	540	538
6.25%, 03/25/29 (b)	630	632
4.50%, 04/27/31 (b)	200	186
MVC Acquisition Corp.
5.75%, 08/01/28 (e)	280	281
Netflix, Inc.
5.40%, 08/15/54	1,346	1,307
Outfront Media Capital Corporation
7.38%, 02/15/31 (e)	200	211
Radiate HoldCo, LLC
4.50%, 09/15/26 (d) (e)	85	81
Sirius XM Radio Inc.
5.50%, 07/01/29 (e)	885	892
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (b)	200	199
TELUS Corporation
7.00%, 10/15/55	1,839	1,908
T-Mobile USA, Inc.
3.40%, 10/15/52	2,050	1,382
5.50%, 01/15/55	5,000	4,741
5.25%, 06/15/55	1,180	1,076
5.88%, 11/15/55	1,139	1,139
Uniti Group Inc.
8.63%, 06/15/32 (e)	200	197
Verizon Communications Inc.
5.75%, 11/30/45	2,332	2,318
Videotron Ltee
5.70%, 01/15/35 (e)	1,810	1,851
Wayfair LLC
7.25%, 10/31/29 (e)	250	260
6.75%, 11/15/32 (e)	340	349
Windstream Services, LLC
8.25%, 10/01/31 (e)	315	330
7.50%, 10/15/33 (e)	220	226
Wulf Compute LLC
7.75%, 10/15/30 (e)	215	222
Ziggo B.V.
4.88%, 01/15/30 (e)	200	189
		40,304
Consumer Staples 1.4%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	689	636
3.00%, 02/16/31 (e)	459	424
Allied Universal Holdco LLC
6.00%, 06/01/29 (e)	235	232
7.88%, 02/15/31 (e)	670	706
Ashtead Capital, Inc.
5.55%, 05/30/33 (e)	1,869	1,930
B.A.T Capital Corporation
5.63%, 08/15/35	1,813	1,890
4.54%, 08/15/47	1,643	1,365
Belron UK Finance PLC
5.75%, 10/15/29 (e)	680	693
Block Financial LLC
5.38%, 09/15/32	1,998	2,011
Bunge Limited Finance Corp.
4.65%, 09/17/34	2,228	2,187
Campbell's Company, The
5.40%, 03/21/34	918	935
Cencosud S.A.
4.38%, 07/17/27 (b)	400	400
Cosan Overseas Limited
8.25% (b) (g)	1,400	1,404
Diageo Investment Corporation
5.13%, 08/15/30	1,597	1,655
Energizer Holdings, Inc.
6.00%, 09/15/33 (e)	305	292
Flowers Foods, Inc.
5.75%, 03/15/35 (d)	1,850	1,855
Froneri Lux Topco S.a r.l.
6.00%, 08/01/32 (e)	485	491
ION Platform Finance S.a r.l.
5.00%, 05/01/28 (e)	475	441
7.88%, 09/30/32 (e)	200	190
JBS USA Food Company
3.75%, 12/01/31	1,450	1,375
Kroger Co., The
5.65%, 09/15/64	1,925	1,836
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	400	362
Mavis Tire Express Services TopCo, Corp.
6.50%, 05/15/29 (d) (e)	160	158
Minerva Luxembourg S.A.
5.88%, 01/19/28 (b)	200	200
8.88%, 09/13/33 (e)	200	218
Movida Europe S.A.
7.85%, 04/11/29 (e)	300	284
NBM US Holdings, Inc.
6.63%, 08/06/29 (b)	600	606
Philip Morris International Inc.
5.38%, 02/15/33	1,761	1,842
5.25%, 02/13/34	1,629	1,685
Post Holdings, Inc.
6.38%, 03/01/33 (e)	405	409
Primo Water Holdings Inc.
6.25%, 04/01/29 (e)	315	316
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (b)	1,824	1,866
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (e)	1,991	2,026
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (c)	1,540	1,155
U.S. Foods Inc.
5.75%, 04/15/33 (e)	700	713
United Natural Foods, Inc.
6.75%, 10/15/28 (e)	830	829
United Rentals (North America), Inc.
5.38%, 11/15/33 (e)	330	330
Wand NewCo 3, Inc.
7.63%, 01/30/32 (e)	315	333
		36,280
Real Estate 1.2%
American Homes 4 Rent, L.P.
5.50%, 02/01/34	2,627	2,717
American Tower Corporation
5.55%, 07/15/33	898	941
3.70%, 10/15/49	659	490
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (e)	210	194

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
7.00%, 04/15/30 (e)	235	234
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (b)	693	728
7.25%, 01/31/41 (e)	495	520
Crown Castle Inc.
3.65%, 09/01/27	5,000	4,961
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	957	960
Essential Properties, L.P.
5.40%, 12/01/35	1,028	1,030
Extra Space Storage LP
5.40%, 02/01/34	1,814	1,862
First Industrial, L.P.
5.25%, 01/15/31	2,300	2,349
Iron Mountain Incorporated
7.00%, 02/15/29 (e)	405	415
Lineage OP, LP
5.25%, 07/15/30 (e)	1,816	1,834
Omega Healthcare Investors, Inc.
3.38%, 02/01/31	1,021	955
3.25%, 04/15/33 (d)	1,091	970
Park Intermediate Holdings LLC
7.00%, 02/01/30 (e)	380	389
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.75%, 07/15/34	1,401	1,467
RHP Hotel Properties, LP
6.50%, 06/15/33 (e)	420	436
Sabra Health Care Limited Partnership
3.20%, 12/01/31	898	822
Service Properties Trust
0.00%, 09/30/27 (c) (e)	325	291
5.50%, 12/15/27	115	113
8.88%, 06/15/32	220	217
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	2,162	1,963
VICI Properties Inc.
4.63%, 12/01/29 (e)	1,887	1,863
XHR LP
6.63%, 05/15/30 (e)	2,075	2,138
		30,859
Materials 0.9%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	700	680
ArcelorMittal
6.00%, 06/17/34 (d)	980	1,056
Aris Mining Corporation
8.00%, 10/31/29 (e)	600	626
Arsenal AIC Parent LLC
8.00%, 10/01/30 (e)	150	159
Cap S.A.
3.90%, 04/27/31 (b)	1,400	1,148
3.90%, 04/27/31 (e)	600	492
CCL Industries Inc.
3.05%, 06/01/30 (e)	1,954	1,843
Celanese US Holdings LLC
6.50%, 04/15/30 (d)	195	195
6.75%, 04/15/33 (d)	200	199
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (g)	2,100	2,096
7.20%, (100, 06/10/30) (e) (g)	200	208
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (e)	325	336
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (b)	1,000	950
CSN Resources S.A.
5.88%, 04/08/32 (b)	1,400	1,100
EQUATE Petrochemical
4.25%, 11/03/26 (b)	200	200
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	200
5.25%, 09/01/29	300	305
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (b)	1,000	1,051
Inversiones CMPC S.A.
6.70%, 12/09/57 (e)	200	201
MATIV Holdings, Inc.
8.00%, 10/01/29 (e)	120	121
Minsur S.A.
4.50%, 10/28/31 (b)	1,100	1,051
Nexa Resources S.A.
6.50%, 01/18/28 (b)	200	204
Novelis Corporation
6.88%, 01/30/30 (e)	190	197
OCP S.A.
6.75%, 05/02/34 (b)	1,500	1,625
Olin Corporation
6.63%, 04/01/33 (e)	290	287
Olympus Water US Holding Corporation
7.25%, 02/15/33 (e)	290	291
Orbia Advance Corporation, S.A.B. de C.V.
6.75%, 09/19/42 (b)	400	347
5.88%, 09/17/44 (b)	200	156
Periama Holdings, LLC
5.95%, 04/19/26 (b)	500	501
PT. Freeport Indonesia
4.76%, 04/14/27 (b)	200	201
Rio Tinto Finance (USA) PLC
5.75%, 03/14/55	1,091	1,113
Sasol Financing USA LLC
4.38%, 09/18/26	200	199
Solstice Advanced Materials US, Inc.
5.63%, 09/30/33 (e)	485	489
Sonoco Products Company
4.60%, 09/01/29	953	960
SunCoke Energy, Inc.
4.88%, 06/30/29 (e)	270	250
Suzano Netherlands B.V.
5.50%, 01/15/36	1,080	1,071
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (e)	185	189
Tronox Incorporated
9.13%, 09/30/30 (d) (e)	85	84
Unigel Luxembourg S.A.
13.50%, 12/31/27 (e) (h) (i) (j)	44	31
13.50%, 12/31/27 (b) (h) (i) (j)	62	43
11.00%, 12/31/28 (e) (h) (i) (j)	52	6
11.00%, 12/31/28 (b) (h) (i) (j)	222	28
Vale Overseas Ltd
6.40%, 06/28/54	711	726
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (e)	450	462
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	310	293
		23,970
Total Corporate Bonds And Notes (cost $638,643)		635,149
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 20.7%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (m)	977	927
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31 (m)	2,063	2,112
Series 2024-B-1A, 6.90%, 05/16/31 (m)	4,071	4,125
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31 (m)	1,281	1,296
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 2.05%, (1 Month Term SOFR + 0.33%), 01/25/37 (a) (m) (n)	2,412	1,302
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.82%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (m) (n)	2,234	1,610
Affirm Asset Securitization Trust 2025-X1
Series 2025-B-X1, 5.19%, 07/15/26	2,600	2,608
AIMCO CLO 10 Ltd
Series 2019-D1RR-10A, 6.86%, (3 Month Term SOFR + 3.00%), 07/22/37 (a)	2,000	2,005

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	2,728	2,338
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 4.61%, (12 Month Treasury Average + 1.40%), 08/25/35 (a) (n)	140	134
Series 2005-A3-32T1, REMIC, 4.85%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,422	2,247
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 3.84%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (m) (n)	2,422	2,303
Series 2005-2A1-J12, REMIC, 2.27%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (m) (n)	5,389	2,654
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,173	1,970
Alternative Loan Trust 2006-19CB
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,121	1,654
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,265	1,629
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,109	1,767
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 3.95%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (m) (n)	434	481
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.93%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (m)	2,755	2,519
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 3.97%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (m) (n)	1,829	1,662
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 3.67%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (m) (n)	4,587	3,988
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	2,847	2,093
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,946	2,442
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 4.05%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (m) (n)	119	110
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,953
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,459
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,961
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,977
Anthelion CLO 2025-1 Ltd
Series 2025-A1-1A, REMIC, 5.81%, (3 Month Term SOFR + 1.50%), 07/21/36 (a)	1,000	1,001
Apidos CLO XLIII Ltd
Series 2022-A1R-39A, 5.12%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	500	500
AREIT 2024-CRE9 Ltd
Series 2024-B-CRE9, 6.29%, (1 Month Term SOFR + 2.54%), 02/20/29 (a) (m)	1,820	1,815
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.12%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	2,290	2,288
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 1.26%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (m) (n)	10,282	5,562
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 0.90%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (m) (n)	12,876	3,372
Avant Credit Card Master Trust
Series 2025-C-1A, 5.28%, 04/15/31	1,700	1,701
Bain Capital Credit CLO 2023-2, Limited
Series 2023-A1R-2A, 5.20%, (3 Month Term SOFR + 1.32%), 07/18/38 (a)	2,000	2,005
Bain Capital Credit CLO 2024-4 Ltd
Series 2024-D1-4A, 6.96%, (3 Month Term SOFR + 3.10%), 10/23/37 (a)	500	503
Balboa Bay Loan Funding 2025-2 Ltd
Series 2025-A1-2A, 4.91%, (3 Month Term SOFR + 1.25%), 01/20/39 (a)	1,000	1,000
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (a)	3,125	1,629
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.98%, 02/20/35 (a)	174	165
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	2,206
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,848
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.11%, 11/18/31 (a)	2,121	1,685
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,371
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	605
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	2,280	2,072
Bank of America Corporation
Series 2005-A1-D, REMIC, 5.28%, 05/25/35 (a)	1,493	1,428
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,368	2,433
Bank5 2024-5YR9
Series 2024-A3-5YR9, REMIC, 5.61%, 08/15/29	2,363	2,459
Bank5 2025-5YR16
Series 2025-AS-5YR19, REMIC, 5.61%, 12/17/30	1,891	1,953
Bayswater Park CLO, Ltd.
Series 2023-A1R-1A, 4.88%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	2,000	2,000
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	2,600	2,323
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,135
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,830
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,625
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,999
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,369	2,434
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	1,593	1,667
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.98%, 03/27/47 (a)	3,559	3,006
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (a)	458	175
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 4.45%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (m) (n)	1,072	1,173
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.46%, 03/26/37 (a) (n)	28	27
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	2,978	1,309

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
BDS 2022-FL11 LLC
Series 2022-B-FL11, 6.08%, (1 Month Term SOFR + 2.35%), 03/19/39 (a)	2,230	2,235
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 5.41%, 05/25/35 (a)	48	46
Series 2005-22A1-7, REMIC, 4.79%, 09/25/35 (a)	57	31
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 4.81%, 11/25/30 (a)	—	—
Series 2002-1A1-11, REMIC, 6.13%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 6.37%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 6.21%, 01/25/34 (a)	26	26
Series 2004-2A1-8, REMIC, 5.51%, 11/25/34 (a)	84	75
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 4.99%, 01/26/36 (a)	125	87
Series 2007-2A1-R6, REMIC, 4.51%, 12/26/46 (a)	106	84
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	949
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,483
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,298
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.41%, 01/16/32 (a)	2,300	2,003
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,720
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,400	2,468
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (a)	1,964	2,062
Benchmark 2024-V8 Mortgage Trust
Series 2024-A2-V8, REMIC, 5.71%, 05/17/29 (a)	2,386	2,476
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (a)	1,963	2,073
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,361	2,451
Benchmark 2025-V15 Mortgage Trust
Series 2025-AS-V15, REMIC, 6.17%, 05/15/30	1,306	1,370
Benchmark 2025-V18 Mortgage Trust
Series 2025-AS-V18, REMIC, 5.59%, 10/18/30 (a)	1,922	1,979
Benchmark 2025-V19 Mortgage Trust
Series 2025-B-V19, REMIC, 5.90%, 12/16/30 (a)	707	730
Benefit Street Partners CLO 42 Ltd
Series 2025-D1-42A, 6.77%, (3 Month Term SOFR + 2.70%), 10/25/38 (a)	500	501
Benefit Street Partners CLO 46 Ltd
Series 2025-A-46A, 0.00%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	1,000	1,000
Bluemountain CLO XXIII LLC
Series 2018-D1R-23A, 7.73%, (3 Month Term SOFR + 3.85%), 07/20/37 (a)	2,000	2,003
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C6, REMIC, 5.32%, 09/17/29	2,367	2,437
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,563	1,606
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (m)	5,987	6,017
BSPRT 2023-FL10 Issuer LLC
Series 2023-B-FL10, 7.02%, (1 Month Term SOFR + 3.27%), 08/15/28 (a) (m)	2,500	2,505
BX Trust
Series 2025-C-ARIA, REMIC, 5.52%, 12/13/30 (a)	851	858
Campbellsville Independent School District
Series 2018-DR-27A, 7.95%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,494
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR2-2A, 7.17%, (3 Month Term SOFR + 2.85%), 10/15/34 (a)	1,000	993
Canyon CLO 2021-3, Ltd.
Series 2021-DR-3A, 6.92%, (3 Month Term SOFR + 0.00%), 07/15/34 (a)	1,000	995
Carlyle US CLO 2018-4 LTD
Series 2018-D1R-4A, 6.98%, (3 Month Term SOFR + 3.10%), 10/19/37 (a)	500	502
Carlyle US CLO 2019-4 LTD
Series 2019-A2R-4A, 5.65%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	1,002
Carlyle US CLO 2021-8 LTD
Series 2021-A1R-8A, REMIC, 5.25%, (3 Month Term SOFR + 0.00%), 10/15/38 (a)	3,000	3,005
Carlyle US CLO 2025-5 LTD
Series 2025-D1-5A, 6.33%, (3 Month Term SOFR + 2.60%), 01/18/39 (a)	1,000	1,001
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	1,500	1,503
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (m)	464	458
Cathedral Lake VIII, Ltd.
Series 2021-D1-8A, 7.57%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	1,000
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 0.81%, 01/25/37 (a) (m) (n)	2,458	674
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 05/17/52	2,737	274
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.33%, 12/25/35 (a)	23	22
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	342	112
CIFC Funding 2019-III Ltd
Series 2019-D1R2-3A, 6.64%, (3 Month Term SOFR + 2.75%), 01/16/38 (a)	500	501
CIFC Funding 2021-V Ltd
Series 2021-D1R-5A, 7.07%, (3 Month Term SOFR + 2.75%), 01/15/38 (a)	500	501
CIFC Funding 2025-VII Ltd
Series 2025-D1-7A, 6.34%, (3 Month Term SOFR + 2.60%), 01/24/39 (a)	1,500	1,501
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	555	512
Citigroup Commercial Mortgage Trust 2018-B2
Series 2018-A3-B2, REMIC, 3.74%, 01/12/28	2,766	2,739
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,561
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.36%, 10/25/37 (a) (m)	1,415	1,380
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,284
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	357	345
Citigroup Mortgage Loan Trust Inc.
Series 2005-1A3A-8, REMIC, 4.57%, 10/25/35 (a)	349	423
Series 2005-A2A-11, REMIC, 6.61%, (1 Year Treasury + 2.40%), 10/25/35 (a) (n)	6	6
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 2.62%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (m) (n)	201	140
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,424	1,436

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,222
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.29%, 02/12/48 (a)	200	180
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 4.89%, 03/25/32 (a)	9	9
Crown City CLO I
Series 2020-A1RR-1A, 5.43%, (3 Month Term SOFR + 1.37%), 07/20/38 (a)	1,000	1,002
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.64%, 10/10/31 (a)	2,810	2,515
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	6,426	6,213
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,250	548
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	134	132
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.90%, 11/12/32 (a)	5,200	130
CWABS, Inc.
Series 2004-M1-3, REMIC, 4.82%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (m) (n)	2	2
Series 2005-3A2A-HYB9, REMIC, 4.61%, (12 Month Term SOFR + 2.47%), 02/20/36 (a)	7	6
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	963	960
Series 2004-A2-HYB6, REMIC, 5.38%, 11/21/34 (a)	171	166
Series 2004-A3-22, REMIC, 4.79%, 11/25/34 (a)	65	61
Series 2004-1A1-HYB9, REMIC, 5.08%, 02/20/35 (a)	9	9
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	2,656	1,521
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	860	392
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,744	1,733
Series 2024-A2-2A, 4.50%, 05/20/29	3,000	2,927
DataBank Issuer II LLC
Series 2025-A2-1A, 5.18%, 10/25/28	1,500	1,484
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,991
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 3.36%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (m) (n)	4,221	3,690
Domino's Pizza, Inc.
Series 2025-A2II-1A, 5.22%, 07/25/32	1,500	1,518
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 7.40%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	996
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 7.17%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	2,003
Extenet Issuer, LLC
Series 2025-B-1A, 5.70%, 07/25/29	1,500	1,518
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	7,813	2,488
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 4.65%, 10/25/35 (a)	166	148
Series 2005-4A1-AR6, REMIC, 5.19%, 02/25/36 (a)	37	35
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	3,310
Generate CLO 12 Ltd
Series 2023-AR-12A, 4.23%, (3 Month Term SOFR + 1.33%), 07/20/38 (a)	2,000	2,004
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	420	403
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	440	364
GreenSky Home Improvement Issuer Trust 2025-3
Series 2025-D-3A, 5.15%, 12/27/60	1,500	1,499
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (a)	2,300	2,297
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 5.30%, (1 Month Term SOFR + 1.55%), 07/16/35 (a) (m)	1,898	19
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.95%, 09/25/35 (a)	59	56
Series 2005-6A1-AR7, REMIC, 4.12%, 11/25/35 (a)	20	18
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/10/48	37	37
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.60%, 09/14/26 (a)	4,000	3,653
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 3.52%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (m) (n)	302	297
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 2.96%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (m) (n)	15,461	3,114
HarborView Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.36%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (m) (n)	24	23
Series 2005-3A1-4, REMIC, 4.74%, 07/19/35 (a)	191	141
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,638	4,623
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (m)	3,840	3,849
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (m)	1,032	991
Series 2024-A-I, 5.38%, 09/15/31 (m)	1,875	1,881
HSI Asset Securitization Corporation
Series 2006-1A1-HE1, REMIC, 1.10%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (m) (n)	5,144	1,449
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 2.77%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (m) (n)	326	212
Hyundai Auto Receivables Trust 2024-C
Series 2024-C-C, 4.86%, 10/15/28	1,150	1,162
ICG US CLO 2023-1 I Ltd
Series 2023-AR-1A, 5.26%, (3 Month Term SOFR + 1.38%), 07/18/38 (a)	1,000	1,003
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	2,384
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 5.65%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.66%, 08/25/35 (a)	682	517
Series 2005-1A1-AR31, REMIC, 3.53%, 01/25/36 (a)	134	121
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	23
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	4	4
J.P. Morgan Mortgage Trust 2025-VIS2
Series 2025-M1-VIS2, REMIC, 6.20%, 06/25/29 (a)	4,943	4,983
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.82%, 10/17/50 (a)	76,321	869

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
LCM 28 Ltd
Series D-28A, 7.10%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	986
LCM XIV Limited Partnership
Series DR-14A, 6.90%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (e)	2,000	2,003
LCM XV LP
Series DR-15A, 7.85%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,065	2,072
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 4.35%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,387	2,848
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 4.30%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (m) (n)	2,038	2,057
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 1.46%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (m) (n)	3,106	2,637
LMRK Issuer Co. 2 LLC
Series 2025-A-1A, 5.52%, 09/16/30	2,500	2,523
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-C-CRE5, REMIC, 6.21%, (1 Month Term SOFR + 2.46%), 07/15/36 (a)	2,000	2,001
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.14%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (m)	2,290	2,290
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	945	958
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (m)	1,254	1,235
Marble Point CLO XXI LTD
Series 2021-D1-3A, 7.64%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	1,981
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 1.60%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (m) (n)	400	388
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 2.76%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (m) (n)	3,306	2,890
MASTR Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 0.88%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (m) (n)	263	64
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,211	694
Series 2006-1A10-2, REMIC, 6.00%, (1 Month Term SOFR + 6.00%), 06/25/36 (a)	1,030	590
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 4.76%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	6	6
Menlo CLO I Ltd
Series 2024-A1-1A, 5.30%, (3 Month Term SOFR + 1.42%), 01/20/38 (a)	2,000	2,004
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 4.57%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (m)	11	11
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 5.84%, 05/25/33 (a) (n)	43	41
MF1 2021-FL7 Ltd.
Series 2021-B-FL7, 5.60%, (1 Month Term SOFR + 1.86%), 10/16/36 (a)	1,900	1,887
MF1 2024-FL14 LLC
Series 2024-AS-FL14, REMIC, 5.99%, (1 Month Term SOFR + 2.24%), 03/19/39 (a)	2,500	2,505
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.05%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	2,290	2,286
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (m)	3,294	3,317
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.67%, 09/25/30 (a)	8,210	7,473
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 6.71%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	18
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	1,337	1,189
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 0.92%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (m) (n)	9,519	3,258
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 4.59%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (m) (n)	455	448
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	555	532
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	422	383
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	639	576
Series 2020-B-1A, 3.10%, 11/22/32	799	709
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	725	609
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	2,175	2,058
MP 2023 LLC
Series 2025-A-1A, 5.55%, 11/15/65	1,995	1,994
Navigator Aviation Designated Activity Company
Series 2021-A-1, 2.77%, 11/15/28 (m)	1,945	1,848
Neuberger Berman CLO XVII Ltd
Series 2014-AR3-17A, 5.26%, (3 Month Term SOFR + 1.40%), 07/22/38 (a)	1,000	1,002
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,143
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/07/30	950	985
NJ Trust 2023-GSP
Series 2023-A-GSP, REMIC, 6.48%, 01/12/29 (a)	2,350	2,460
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	1,525	1,463
OBX 2025-NQM11 Trust
Series 2025-M1-NQM11, REMIC, 6.15%, 05/25/65 (a)	5,000	5,050
Octagon Investment Partners 34 17 1A 144A
Series 2017-D-34, 6.65%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	1,001
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 7.50%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	960
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 7.14%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	501
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 3.30%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (m) (n)	1,773	1,737
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 0.61%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (m) (n)	551	342
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 2.44%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (m) (n)	1,003	979
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 3.48%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (m) (n)	5,000	4,336
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (m)	10,629	10,635
Pret 2025-NPL7 LLC
Series 2025-A1-NPL7, 5.66%, 07/25/55 (m)	958	960
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 4.25%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	2	2
Primrose Funding LLC
Series 2025-A2-1A, 6.46%, 07/30/32 (e)	1,496	1,524
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	11,884

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	1,133
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,978
Progress Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 3.30%, 04/17/29	5,836	5,651
PRPM 2025-5, LLC
Series 2025-A1-5, 5.73%, 07/25/30 (m)	960	960
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,118	1,724
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 4.36%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (m) (n)	704	659
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (m)	3,374	1,565
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (a) (m)	1,983	699
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,341	2,129
Residential Accredit Loans, Inc.
Series 2006-A5-QS1, REMIC, 4.76%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	3,004	2,393
Series 2006-A21-QA1, REMIC, 5.07%, 01/25/36 (a)	2,811	2,014
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (e)	4,000	3,988
Series 2023-B-1A, 5.75%, 09/15/28 (e)	3,000	2,997
Rockland Park Limited
Series 2021-A1R-1A, 5.18%, (3 Month Term SOFR + 1.30%), 07/20/38 (a)	2,000	2,004
Santander Mortgage Asset Receivable Trust 2025-NQM
Series 2025-M1-NQM6, 5.92%, 11/25/65 (a)	6,000	6,017
Scalelogix Abs Us Issuer LLC
Series 2025-B-1A, 6.16%, 07/25/30	2,500	2,511
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 1.01%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (m) (n)	12,039	5,031
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 0.33%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (m) (n)	206	41
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,307
Interest Only, Series 2016-XA-C5, REMIC, 1.81%, 10/13/48 (a)	24,667	97
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 0.50%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (m) (n)	15,752	2,938
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	2,193
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,348	1,310
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	826	768
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 4.58%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (e)	359	357
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 10.20%, 05/25/30 (a)	150	145
Sofi Consumer Loan Program 2025-3 Trust
Series 2025-A-3, 4.47%, 08/25/34	892	895
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 8.65%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	984
Sound Point CLO XVIII Ltd
Series 2017-C-4A, 6.65%, (3 Month Term SOFR + 2.76%), 01/21/31 (a)	1,000	1,001
Sound Point CLO XX Ltd
Series 2018-C-2A, 6.07%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	501
Sound Point CLO XXIII
Series 2019-DR-2A, 7.47%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,955
Sound Point CLO XXXI Ltd
Series 2021-D-3A, 7.37%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	977
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 2.01%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (m) (n)	5,309	2,714
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (e) (m)	918	895
Start Ltd
Series 2018-A-1, 4.09%, 05/15/43	449	447
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	6,543
Storm King Park CLO, Ltd
Series 2022-AR-1A, 5.26%, (3 Month Term SOFR + 1.36%), 10/15/37 (a)	2,200	2,206
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 4.58%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (m) (n)	856	817
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 4.57%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (m) (n)	40	38
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 2.41%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (m) (n)	227	79
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 4.70%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (m) (n)	1	1
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 3.09%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (m) (n)	2,947	1,972
Subway Funding LLC
Series 2024-A23-1A, 6.51%, 07/30/34	1,980	2,046
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	2,940	1,416
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,421	2,328
Switch ABS Issuer, LLC
Series 2024-B-1A, 6.50%, 03/25/29	2,000	2,031
Series 2024-A2-2A, 5.44%, 06/25/54	2,640	2,643
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 7.22%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	1,001
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (m)	2,059	2,011
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 6.95%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	991
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,010	2,748
Trestles CLO 2017-1, Ltd.
Series 2021-AR1-4A, 5.07%, (3 Month Term SOFR + 1.28%), 11/01/38 (a)	3,000	3,002
Trestles CLO VI Ltd
Series 2023-A1R-6A, 5.04%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	1,000	998
Trestles CLO VIII Ltd
Series 2025-A1-8A, 5.64%, (3 Month Term SOFR + 1.33%), 06/11/35 (a)	1,000	1,002
Tricon Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 5.20%, 07/31/44	5,394	5,474
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 7.93%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	2,250	2,253
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	1,493	1,421

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	1,316	1,093
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	471
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,916
UBS Commercial Mortgage Trust 2018-C8
Series 2018-A3-C8, REMIC, 3.72%, 01/18/28	1,419	1,407
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.76%, 03/12/46 (a)	2,351	2,156
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	769	767
Upstart Securitization Trust 2025-4
Series 2025-A2-4, 4.83%, 11/20/26	2,300	2,304
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	250	238
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,838
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 6.92%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	1,000
Voya CLO 2023-1 Ltd
Series 2023-A1R-1A, 4.92%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	500	500
Warwick Capital CLO 6 Ltd
Series 2025-A1-6A, 5.73%, (3 Month Term SOFR + 1.43%), 07/20/38 (a)	2,000	2,006
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 4.14%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (m) (n)	9	9
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 4.52%, (12 Month Treasury Average + 1.20%), 11/25/42 (a) (n)	8	7
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 4.63%, 01/25/36 (a)	104	95
Series 2005-A1A1-AR13, REMIC, 4.28%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (m) (n)	13	12
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 4.02%, 02/25/37 (a)	698	625
Series 2007-4A1-HY1, REMIC, 4.13%, 02/25/37 (a)	71	65
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 3.47%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (m)	1,088	975
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.25%, 08/25/36 (a)	705	659
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 3.88%, 07/25/37 (a)	121	114
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 5.90%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 5.40%, (12 Month Treasury Average + 1.40%), 08/25/42 (a) (n)	10	10
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	1,332	1,299
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 5.90%, 12/25/37 (a)	319	289
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,580
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.57%, 03/17/51 (a)	58,208	608
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	2,200	1,949
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	940
Wells Fargo Commercial Mortgage Trust 2020-C58
Series 2020-A3-C58, REMIC, 1.81%, 09/17/30	2,728	2,455
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,458
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	885
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,950	2,039
Wells Fargo Commercial Mortgage Trust 2025-5C7
Series 2025-B-5C7, REMIC, 5.86%, 11/18/30	1,904	1,961
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	1,236	1,162
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (m)	3,480	3,349
Wind River 2014-2 CLO Ltd.
Series 2014-DR-2A, 7.07%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	1,001
Series 2014-ER-2A, 9.92%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	870
Wind River 2021-1 CLO Ltd
Series 2021-D1R-1A, 7.83%, (3 Month Term SOFR + 3.95%), 07/20/37 (a)	500	504
Total Non-U.S. Government Agency Asset-Backed Securities (cost $590,583)		528,422
SENIOR FLOATING RATE INSTRUMENTS 2.4%
Industrials 0.8%
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 6.85%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	363	364
2024 1st Lien Term Loan B, 6.87%, (1 Month Term SOFR + 3.00%), 07/31/28 (a)	242	242
Air Comm Corporation, LLC
2025 Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	7	7
2025 Term Loan, 6.57%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	277	278
2025 Term Loan, 6.67%, (3 Month Term SOFR + 2.75%), 12/11/31 (a)	219	220
AllSpring Buyer LLC
2024 Term Loan B, 6.81%, (3 Month Term SOFR + 2.75%), 11/01/30 (a)	709	712
American Airlines, Inc.
2025 Term Loan, 6.13%, (3 Month Term SOFR + 2.25%), 04/20/28 (a)	275	275
2025 Term Loan B, 7.13%, (3 Month Term SOFR + 3.25%), 05/09/32 (a)	264	265
APi Group DE, Inc.
2025 Term Loan, 5.67%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	120	120
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 12/26/30 (a)	677	669
BradyPlus Holdings LLC
2025 Term Loan B, 7.19%, (3 Month Term SOFR + 3.50%), 12/11/32 (a)	40	40
Brown Group Holding, LLC
2022 Incremental Term Loan B2, 6.57%, (3 Month Term SOFR + 2.75%), 06/09/29 (a)	38	38
2022 Incremental Term Loan B2, 6.59%, (3 Month Term SOFR + 2.75%), 06/09/29 (a)	59	59
2022 Incremental Term Loan B2, 6.67%, (1 Month Term SOFR + 2.75%), 06/09/29 (a)	28	28
Term Loan, 0.00%, (SOFR + 2.50%), 07/01/31 (a) (o)	40	40
Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 07/01/31 (a)	284	286
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 7.09%, (1 Month Term SOFR + 3.17%), 03/30/29 (a)	305	305

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Colossus Acquireco LLC
Term Loan B, 5.87%, (SOFR + 1.75%), 06/12/32 (a)	698	697
Construction Partners Inc.
Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 10/30/31 (a)	351	354
Cornerstone Building Brands, Inc.
2021 Term Loan B, 7.10%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	190	148
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	54	38
Corpay Technologies Operating Company LLC
Term Loan B5, 5.67%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	79	79
CPI Holdco B LLC
2024 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	457	458
CPPIB OVM Member US LLC
Term Loan B, 6.50%, (3 Month Term SOFR + 2.50%), 08/07/31 (a)	212	214
Deep Blue Operating I LLC
Term Loan, 6.59%, (1 Month Term SOFR + 2.75%), 09/17/32 (a)	105	105
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 07/01/32 (a)	650	650
2025 2nd Lien Term Loan, 9.42%, (1 Month Term SOFR + 5.50%), 07/24/33 (a)	55	55
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	208	209
2024 1st Lien Term Loan B2, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	79	79
EAB Global, Inc.
2021 Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 08/16/28 (a)	128	113
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 9.17%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	130	130
Eisner Advisory Group LLC
2024 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 02/24/31 (a)	383	385
Element Materials Technology Group US Holdings Inc
2022 USD Term Loan, 7.68%, (3 Month Term SOFR + 3.67%), 04/12/29 (a)	405	408
EMRLD Borrower LP
2024 Term Loan B, 6.12%, (6 Month Term SOFR + 2.25%), 06/18/31 (a)	223	224
Fertitta Entertainment, LLC
2022 Term Loan B, 6.97%, (1 Month Term SOFR + 3.25%), 01/13/29 (a) (j)	410	409
Fortrea Holdings Inc.
Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 06/12/30 (a)	23	22
Garda World Security Corporation
2025 Term Loan B, 6.75%, (1 Month Term SOFR + 3.00%), 02/01/29 (a)	413	414
GBT US III LLC
2025 Term Loan B1, 6.36%, (3 Month Term SOFR + 2.50%), 07/28/31 (a)	238	238
GC Ferry Acquisition I Inc.
Term Loan, 7.46%, (1 Month Term SOFR + 3.50%), 06/06/32 (a)	115	115
Genmab AS
Term Loan B, 8.75%, (Prime + 2.00%), 11/19/32 (a)	170	171
GFL Environmental Inc.
2025 Term Loan B, 6.27%, (3 Month Term SOFR + 2.50%), 02/04/32 (a)	524	525
Grant Thornton Advisors LLC
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 05/30/31 (a)	520	520
2025 Incremental Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 05/30/31 (a)	125	125
Green Infrastructure Partners Inc.
USD Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/18/32 (a)	555	555
Homeserve USA Holding Corp
2024 Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 10/21/30 (a)	202	202
Kaman Corporation
2025 Term Loan B, 6.23%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	16	16
2025 Term Loan B, 6.32%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	223	224
2025 Delayed Draw Term Loan, 6.43%, (3 Month Term SOFR + 2.50%), 01/30/32 (a)	3	3
2025 Term Loan B, 6.54%, (6 Month Term SOFR + 2.50%), 01/30/32 (a)	58	58
Kenan Advantage Group, Inc.
2024 Term Loan B4, 7.17%, (1 Month Term SOFR + 3.25%), 01/25/29 (a)	334	330
Lavender Dutch BorrowerCo BV
Term Loan, 0.00%, (SOFR + 3.25%), 09/27/32 (a) (o)	170	171
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.58%, (1 Month Term SOFR + 3.75%), 06/06/31 (a)	201	188
LC AHAB US Bidco LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 04/14/31 (a)	392	393
Madison IAQ LLC
Term Loan, 6.70%, (6 Month Term SOFR + 2.50%), 06/15/28 (a)	596	598
2025 Repriced Term Loan, 6.64%, (3 Month Term SOFR + 2.75%), 03/26/32 (a)	172	173
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 09/26/31 (a)	170	171
MedAssets Software Intermediate Holdings, Inc.
2024 First Out Term Loan, 7.69%, (3 Month Term SOFR + 4.00%), 12/17/28 (a)	27	24
2024 Second Out Term Loan, 7.84%, (1 Month Term SOFR + 4.00%), 12/17/28 (a)	46	31
MV Holding GmbH
2025 USD Term Loan B, 5.72%, (1 Month Term SOFR + 2.00%), 02/19/32 (a)	104	105
OVG Business Services, LLC
2024 Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 06/13/31 (a)	497	497
Pinnacle Buyer LLC
Term Loan, 6.49%, (3 Month Term SOFR + 2.50%), 09/11/32 (a)	80	80
PUG LLC
2024 Extended Term Loan B, 0.00%, (1 Month Term SOFR + 4.75%), 03/12/30 (a) (o)	50	49
2024 Extended Term Loan B, 8.67%, (1 Month Term SOFR + 4.75%), 03/12/30 (a)	214	211
Quikrete Holdings, Inc.
2024 Term Loan B1, 6.17%, (1 Month Term SOFR + 2.25%), 03/18/29 (a)	274	275
2025 Term Loan B1, 6.17%, (1 Month Term SOFR + 2.25%), 04/14/31 (a)	74	74
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 01/30/32 (a)	293	293
Resideo Funding Inc.
2025 Incremental Term Loan, 5.72%, (3 Month Term SOFR + 2.00%), 08/08/32 (a)	340	340
SGH2 LLC
2025 USD Term Loan B, 8.51%, (3 Month Term SOFR + 4.50%), 07/16/32 (a)	204	205
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.37%, (3 Month Term SOFR + 2.50%), 12/04/31 (a)	90	90
Spectris Plc
USD Term Loan, 6.49%, (3 Month Term SOFR + 2.75%), 09/26/32 (a)	120	120
Stonepeak Bayou Holdings LP
Term Loan B, 6.74%, (3 Month Term SOFR + 2.75%), 09/24/32 (a)	140	125
Tecta America Corp.
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 02/12/32 (a)	339	340

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Tiger Acquisition, LLC
2025 Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 08/14/32 (a)	347	348
Titan Acquisition Limited
2024 Term Loan B, 7.59%, (3 Month Term SOFR + 3.75%), 02/01/29 (a)	162	163
2024 Term Loan B, 7.59%, (3 Month Term SOFR + 3.75%), 02/01/29 (a)	162	163
TransDigm, Inc.
2023 Term Loan J, 6.50%, (3 Month Term SOFR + 2.50%), 02/28/31 (a)	910	913
2025 Term Loan M, 6.50%, (3 Month Term SOFR + 2.50%), 08/13/32 (a)	404	406
Veritiv Corporation
Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	134	134
VT Topco, Inc.
2024 1st Lien Term Loan B, 6.87%, (1 Month Term SOFR + 3.00%), 08/12/30 (a)	132	130
WEC US Holdings Ltd.
2024 Term Loan, 5.87%, (1 Month Term SOFR + 2.00%), 01/20/31 (a)	523	524
White Cap Buyer LLC
2024 Term Loan B, 7.12%, (1 Month Term SOFR + 3.25%), 10/19/29 (a)	391	393
		19,948
Information Technology 0.4%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	140	142
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 12/11/28 (a)	654	655
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 8.88%), 10/22/29 (a) (h) (i)	220	—
Boxer Parent Company Inc.
2025 USD Term Loan B, 6.82%, (3 Month Term SOFR + 3.00%), 07/30/31 (a)	664	662
2024 2nd Lien Term Loan, 9.57%, (3 Month Term SOFR + 5.75%), 07/06/32 (a)	128	123
Camelot U.S. Acquisition LLC
2024 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 01/31/31 (a)	323	318
Castle US Holding Corporation
2025 USD FLSO Term Loan B1, 8.28%, (1 Month Term SOFR + 4.25%), 01/23/27 (a)	129	68
Central Parent Inc.
2024 Term Loan B, 7.25%, (3 Month Term SOFR + 3.25%), 07/06/29 (a)	84	71
Chamberlain Group Inc
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 2.75%), 07/22/32 (a)	406	406
CoreLogic, Inc.
Term Loan, 7.53%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	207	207
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (h) (i) (p)	113	—
Dawn Bidco LLC
Term Loan, 0.00%, (SOFR + 3.00%), 10/07/32 (a) (o)	640	638
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	25	25
Gainwell Acquisition Corp.
Term Loan B, 8.10%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	521	511
Gen Digital Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	418	418
ION Platform Finance US Inc.
USD Term Loan, 7.69%, (3 Month Term SOFR + 3.75%), 09/30/32 (a)	400	375
Iron Mountain, Inc.
2023 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	527	527
LSF9 Atlantis Holdings, LLC
2025 Term Loan B, 7.75%, (3 Month Term SOFR + 3.75%), 03/29/29 (a)	443	443
McAfee, LLC
2024 USD 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 03/01/29 (a)	278	256
MH Sub I, LLC
2024 Term Loan B4, 8.17%, (1 Month Term SOFR + 4.25%), 12/11/31 (a)	455	388
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 06/05/31 (a)	394	395
2024 2nd Lien Term Loan, 9.17%, (1 Month Term SOFR + 5.25%), 06/07/32 (a)	70	69
Polaris Newco LLC
USD Term Loan B, 8.10%, (3 Month Term SOFR + 4.00%), 06/03/28 (a)	279	269
Proofpoint, Inc.
2024 Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	30	30
Qnity Electronics Inc.
Term Loan B, 5.80%, (6 Month Term SOFR + 2.00%), 08/11/32 (a)	315	316
RealPage, Inc.
1st Lien Term Loan, 7.26%, (3 Month Term SOFR + 3.00%), 02/18/28 (a)	373	372
2024 Incremental Term Loan, 7.75%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	144	144
UKG Inc.
2024 Term Loan B, 6.34%, (3 Month Term SOFR + 2.50%), 01/30/31 (a)	678	679
X Corp.
Term Loan, 0.00%, (3 Month Term SOFR + 6.50%), 10/27/29 (a) (o)	310	304
Term Loan, 10.45%, (3 Month Term SOFR + 6.50%), 10/27/29 (a)	662	650
2025 Fixed Term Loan, 9.50%, 12/31/99	325	324
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 10/24/31 (a)	351	348
		10,133
Communication Services 0.3%
Alterra Mountain Company
2025 Term Loan B8, 6.42%, (1 Month Term SOFR + 2.50%), 05/31/30 (a)	30	30
Altice France S.A.
2025 USD Term Loan B14, 10.86%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	341	340
Bally's Corporation
2021 Term Loan B, 7.37%, (3 Month Term SOFR + 3.25%), 08/05/28 (a)	237	234
Cengage Learning, Inc.
2024 1st Lien Term Loan B, 7.23%, (1 Month Term SOFR + 3.50%), 03/22/31 (a)	152	153
2024 1st Lien Term Loan B, 7.32%, (3 Month Term SOFR + 3.50%), 03/22/31 (a)	260	260
Clear Channel Outdoor Holdings, Inc.
2024 Term Loan, 8.03%, (1 Month Term SOFR + 4.00%), 08/20/28 (a)	165	165
CommScope, Inc.
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 12/15/29 (a)	1,260	1,260
Creative Artists Agency, LLC
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 05/19/31 (a)	45	45
Crown Finance US, Inc.
2025 Term Loan B, 8.34%, (1 Month Term SOFR + 4.50%), 12/02/31 (a)	416	410
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime + 1.50%), 04/15/27 (a)	147	128
DirecTV Financing, LLC
Term Loan, 9.10%, (3 Month Term SOFR + 5.00%), 07/22/27 (a)	23	23
2024 Term Loan, 9.35%, (3 Month Term SOFR + 5.25%), 08/02/29 (a)	128	129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Flutter Financing B.V.
2025 Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 05/22/32 (a)	194	194
Frontier Communications Corp.
2025 Term Loan B, 6.24%, (1 Month Term SOFR + 2.50%), 07/01/31 (a)	125	125
GOGO Intermediate Holdings LLC
Term Loan B, 7.78%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	205	186
iHeartCommunications, Inc.
2024 Term Loan, 9.81%, (1 Month Term SOFR + 5.78%), 05/01/29 (a)	104	95
Life Time Fitness Inc.
2025 Term Loan, 5.78%, (1 Month Term SOFR + 2.00%), 11/05/31 (a)	248	249
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 10/19/32 (a)	245	245
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/29 (a)	647	643
NEP Group, Inc.
2025 Term Loan B, 8.42%, (1 Month Term SOFR + 4.50%), 10/09/31 (a)	143	131
Nexstar Broadcasting, Inc.
2025 Term Loan B5, 6.42%, (1 Month Term SOFR + 2.50%), 06/23/32 (a)	269	270
Ontario Gaming GTA LP
Term Loan B, 8.24%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	274	253
Pretzel Parent, Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 4.50%), 08/14/31 (a) (o)	120	118
2024 Term Loan B, 8.42%, (1 Month Term SOFR + 4.50%), 08/14/31 (a)	129	128
Sunrise Financing Partnership
Term Loan AAA1, 0.00%, (Prime + 1.50%), 02/15/32 (a) (o)	170	171
Term Loan AAA1, 8.75%, (Prime + 1.50%), 02/15/32 (a)	85	85
TKO Worldwide Holdings, LLC
2025 Term Loan, 5.87%, (3 Month Term SOFR + 2.00%), 11/21/31 (a)	95	95
Townsquare Media, Inc.
2025 Term Loan, 8.88%, (3 Month Term SOFR + 5.00%), 01/17/31 (a)	93	65
United Talent Agency, LLC
2025 Term Loan B, 6.77%, (1 Month Term SOFR + 3.00%), 06/02/32 (a)	149	149
Univision Communications Inc.
2024 Term Loan B, 7.53%, (1 Month Term SOFR + 3.50%), 01/31/29 (a)	85	85
2022 First Lien Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	306	306
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.05%, (SOFR + 3.17%), 03/06/31 (a)	329	325
Zayo Group Holdings, Inc.
2025 USD Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 03/11/30 (a) (o)	45	42
2025 USD Term Loan, 7.53%, (1 Month Term SOFR + 3.50%), 03/11/30 (a)	228	216
		7,353
Financials 0.2%
Acrisure, LLC
2024 1st Lien Term Loan B6, 6.92%, (1 Month Term SOFR + 3.00%), 11/06/30 (a)	469	468
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 06/07/32 (a)	174	174
Alera Group, Inc.
2025 Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 05/21/32 (a)	264	265
2025 2nd Lien Term Loan, 9.42%, (1 Month Term SOFR + 5.50%), 05/15/33 (a)	100	102
AmWINS Group, Inc.
2025 Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 01/23/32 (a)	347	347
Ardonagh Midco 3 PLC
2024 USD Term Loan B, 6.75%, (6 Month Term SOFR + 2.75%), 02/28/31 (a)	17	16
2024 USD Term Loan B, 6.95%, (6 Month Term SOFR + 2.75%), 02/28/31 (a)	322	321
Asurion LLC
2021 Second Lien Term Loan B4, 9.28%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	135	132
2025 Term Loan B13, 8.17%, (1 Month Term SOFR + 4.25%), 09/19/30 (a)	264	264
Boots Group Bidco Ltd
USD Term Loan, 7.21%, (3 Month Term SOFR + 3.50%), 07/22/32 (a)	200	201
Cotiviti Corporation
2024 Term Loan, 6.62%, (1 Month Term SOFR + 2.75%), 02/21/31 (a)	437	419
2025 2nd Amendment Term Loan, 6.62%, (1 Month Term SOFR + 2.75%), 02/16/32 (a)	95	91
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 09/15/31 (a)	513	514
Herc Holdings Inc.
Repriced Term Loan B, 5.52%, (1 Month Term SOFR + 1.75%), 06/02/32 (a)	95	95
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.65%, (3 Month Term SOFR + 2.75%), 02/03/32 (a)	738	739
OneDigital Borrower LLC
2025 Repriced Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 07/02/31 (a)	407	407
2024 2nd Lien Term Loan, 9.17%, (1 Month Term SOFR + 5.25%), 06/12/32 (a)	70	70
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 02/16/28 (a)	494	495
Starwood Property Trust, Inc.
2025 1st Lien Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 01/02/30 (a)	151	151
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 08/16/32 (a)	145	145
Trans Union, LLC
2024 Term Loan B8, 5.67%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	187	187
Trucordia Insurance Holdings LLC
Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 06/12/32 (a)	314	312
Victory Capital Holdings, Inc.
2025 Term Loan, 6.10%, (3 Month Term SOFR + 2.00%), 09/10/32 (a)	75	75
Virtus Investment Partners, Inc.
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 09/16/32 (a)	115	116
		6,106
Consumer Discretionary 0.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 12/21/28 (a)	40	40
Allison Transmission Inc
Term Loan, 0.00%, (SOFR + 1.75%), 11/06/32 (a) (o)	315	316
American Axle & Manufacturing, Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 02/24/32 (a) (o)	190	190
Apro, LLC
2024 Term Loan B, 7.68%, (3 Month Term SOFR + 3.75%), 06/26/31 (a)	410	412
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	74	75
Caesars Entertainment Inc.
2024 Term Loan B1, 6.17%, (1 Month Term SOFR + 2.25%), 01/24/31 (a)	648	642
Clarios Global LP
2024 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 05/06/30 (a)	642	642
2025 USD Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 01/14/32 (a)	5	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
DexKo Global Inc.
2021 USD Term Loan B, 7.78%, (1 Month Term SOFR + 3.75%), 09/24/28 (a) (j)	129	128
EG America LLC
2025 USD Repriced Term Loan, 7.32%, (3 Month Term SOFR + 3.50%), 02/07/28 (a)	263	263
Hunter Douglas Inc.
2025 USD Term Loan B, 7.25%, (3 Month Term SOFR + 3.00%), 01/14/32 (a)	248	249
Michaels Companies, Inc.
2021 Term Loan B, 8.51%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	98	95
Motion Finco S.a r.l.
2024 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 11/30/29 (a) (o)	145	128
2024 USD Term Loan B, 7.50%, (3 Month Term SOFR + 3.50%), 11/30/29 (a)	108	96
Openlane Inc.
Term Loan B, 6.36%, (3 Month Term SOFR + 2.50%), 10/01/32 (a)	240	240
PetSmart, Inc.
2025 USD Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 08/09/32 (a)	265	264
Pye-Barker Fire & Safety, LLC
2025 Term Loan, 6.20%, (3 Month Term SOFR + 2.50%), 12/10/32 (a)	165	166
Sabre GLBL Inc.
2024 Term Loan B1, 10.02%, (1 Month Term SOFR + 6.00%), 11/15/29 (a)	93	82
2024 Term Loan B2, 10.02%, (1 Month Term SOFR + 6.00%), 11/15/29 (a) (p)	70	63
Six Flags Entertainment Corporation
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	268	265
Staples, Inc.
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 5.75%), 08/22/29 (a)	183	173
Voyager Parent, LLC
Term Loan B, 8.75%, (3 Month Term SOFR + 4.75%), 05/08/32 (a)	304	304
Term Loan, 0.00%, (SOFR + 4.25%), 07/01/32 (a) (o)	75	75
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 01/30/31 (a)	388	388
Whatabrands LLC
2024 1st Lien Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 08/03/28 (a)	582	584
		5,885
Health Care 0.1%
ADMI Corp.
2021 Incremental Term Loan B3, 7.78%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	75	71
2023 Term Loan B5, 9.67%, (1 Month Term SOFR + 5.75%), 12/23/27 (a)	194	186
Aveanna Healthcare, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 09/11/32 (a)	254	256
Bausch & Lomb Corporation
2023 Incremental Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	235	235
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.25%), 12/17/30 (a)	582	587
Bausch + Lomb Corp
Term Loan, 0.00%, (SOFR + 3.75%), 01/15/31 (a) (o)	165	166
Bausch Health Companies Inc.
2025 Term Loan B, 10.17%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	164	160
CNT Holdings I Corp
2025 Term Loan, 6.09%, (3 Month Term SOFR + 2.25%), 11/08/32 (a)	384	385
Curium BidCo S.a r.l.
2025 USD Term Loan B, 7.00%, (3 Month Term SOFR + 3.00%), 07/31/31 (a)	166	168
LifePoint Health, Inc.
2024 1st Lien Term Loan B, 7.65%, (3 Month Term SOFR + 3.75%), 05/16/31 (a)	433	435
Pacific Dental Services, LLC
2024 Term Loan B, 6.24%, (1 Month Term SOFR + 2.50%), 03/07/31 (a)	150	150
Radiology Partners Inc.
2025 Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 06/26/32 (a)	399	398
Team Health Holdings, Inc.
2025 Term Loan B, 8.34%, (3 Month Term SOFR + 4.50%), 06/30/28 (a)	219	219
		3,416
Materials 0.1%
Arsenal AIC Parent LLC
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 08/19/30 (a)	55	55
ECO Services Operations Corp
2024 Term Loan B, 5.84%, (3 Month Term SOFR + 2.00%), 06/09/31 (a)	701	702
Graham Packaging Company Inc.
2024 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 08/04/27 (a)	321	322
Harsco Corporation
2021 Term Loan, 6.28%, (1 Month Term SOFR + 2.25%), 03/10/28 (a)	343	342
Hexion Holdings Corporation
2024 Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 03/15/29 (a)	164	157
INEOS Quattro Holdings UK Ltd
2024 USD Term Loan B, 8.17%, (1 Month Term SOFR + 4.25%), 10/01/31 (a)	123	82
INEOS US Finance LLC
2023 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 02/09/30 (a)	113	91
MI Windows and Doors, LLC
2024 Term Loan B2, 6.67%, (1 Month Term SOFR + 2.75%), 03/21/31 (a)	272	272
Natgasoline LLC
2025 Term Loan B, 9.50%, (3 Month Term SOFR + 5.50%), 03/25/30 (a)	128	128
Pregis TopCo Corporation
2025 Refinancing Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 02/28/29 (a)	195	197
Trident TPI Holdings, Inc.
2024 Term Loan B7, 0.00%, (3 Month Term SOFR + 3.75%), 09/15/28 (a) (o)	125	120
2024 Term Loan B7, 7.75%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	136	130
		2,598
Consumer Staples 0.1%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	389	391
Aspire Bakeries Holdings LLC
2025 Term Loan B, 7.22%, (1 Month Term SOFR + 3.50%), 12/23/30 (a)	293	294
Eagle Parent Corp.
2022 Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	384	385
Froneri Lux Finco S.a r.l.
2025 USD Term Loan B6, 6.37%, (6 Month Term SOFR + 2.50%), 07/17/32 (a)	685	685
Golden State Food LLC
Term Loan B, 8.16%, (1 Month Term SOFR + 4.00%), 10/07/31 (a)	307	308
Savor Acquisition, Inc.
Term Loan B, 6.84%, (3 Month Term SOFR + 3.00%), 02/04/32 (a)	308	310
United Natural Foods, Inc.
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 04/25/31 (a)	153	154
		2,527
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 09/19/31 (a)	213	214

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Compass Power Generation LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 04/14/29 (a)	457	460
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 05/30/31 (a)	72	73
Lightning Power LLC
Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 08/08/31 (a)	326	327
NRG Energy, Inc.
2024 Term Loan, 5.59%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	398	399
Talen Energy Supply, LLC
2025 Term Loan B, 5.88%, (SOFR + 2.00%), 10/09/32 (a)	240	240
		1,713
Energy 0.1%
BCP Renaissance Parent LLC
2024 Term Loan B3, 6.50%, (3 Month Term SOFR + 2.50%), 10/31/28 (a)	329	330
Blackfin Pipeline LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 09/29/32 (a)	220	220
Freeport LNG Investments, LLLP
2025 Term Loan B, 7.12%, (3 Month Term SOFR + 3.25%), 12/21/28 (a)	330	331
GIP Pilot Acquisition Partners LP
2025 Term Loan B, 5.94%, (3 Month Term SOFR + 2.00%), 10/04/30 (a)	195	195
Meade Pipeline CO LLC
Term Loan B, 5.69%, (3 Month Term SOFR + 2.00%), 09/18/32 (a)	210	211
Par Petroleum, LLC
2025 Term Loan B, 6.95%, (3 Month Term SOFR + 3.25%), 02/28/30 (a)	102	103
Whitewater Matterhorn Holdings LLC
2025 Term Loan B, 6.31%, (3 Month Term SOFR + 2.25%), 05/12/32 (a)	80	80
		1,470
Real Estate 0.0%
Vestis Corporation
Term Loan, 6.07%, (3 Month Term SOFR + 2.25%), 02/18/31 (a)	273	249
Total Senior Floating Rate Instruments (cost $62,515)		61,398
COMMON STOCKS 0.0%
Industrials 0.0%
LuxCo 3 (h) (p)	4	73
Financials 0.0%
Stichting Administratiekantoor Unigel Creditors (h) (p)	1	—
Stichting Administratiekantoor Unigel Creditors (h) (p)	—	—
Total Common Stocks (cost $66)		73
OTHER EQUITY INTERESTS 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (h) (q)	1,100	7
Total Other Equity Interests (cost $1,064)		7
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.64% (r) (s)	18,391	18,391
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 3.74% (r) (s)	11,231	11,231
Total Short Term Investments (cost $29,622)		29,622
Total Investments 99.5% (cost $2,609,663)		2,536,348
Other Derivative Instruments (0.0)%		(227)
Other Assets and Liabilities, Net 0.5%		13,523
Total Net Assets 100.0%		2,549,644

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) All or a portion of the security was on loan as of December 31, 2025.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $216,428 and 8.5% of the Fund.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Non-income producing security.

(i) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(n) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(o) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	75,947	615,676	673,232	1,820	—	—	18,391	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.74% - Class SL	10,105	90,073	88,947	391	—	—	11,231	0.5
	86,052	705,749	762,179	2,211	—	—	29,622	1.2

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	04/04/24	909	946	—
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/10/23	342	373	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	03/21/25	335	360	—
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/09/23	785	793	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	593	658	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	677	636	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	400	393	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	787	777	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	293	266	—
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	458	487	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	423	446	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	1,217	1,334	0.1
Asian Development Bank, 6.20%, 10/06/26	08/13/25	1,134	1,105	0.1
Assembleia da Republica, 0.48%, 10/18/30	02/09/23	1,246	1,295	0.1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	11/07/24	687	728	—
Banco de Bogota, 6.25%, 05/12/26	01/22/24	1,000	1,004	—
Banco de Credito del Peru, 3.25%, 09/30/31	07/27/23	2,169	2,224	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	212	—
Banco Espirito Santo S.A., 0.00%, 01/21/29	07/10/15	5,090	1,081	0.1
Banco GNB Sudameris S.A., 7.50%, 04/16/31	06/04/25	147	148	—
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	1,740	1,788	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	12/17/25	520	520	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	200	206	—
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	01/10/19	392	409	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/15/25	1,319	1,407	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	07/27/23	273	299	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,018	1,069	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	05/22/25	1,393	1,401	0.1
Bundesrepublik Deutschland, 0.00%, 02/15/31	04/13/22	1,838	1,817	0.1
Cap S.A., 3.90%, 04/27/31	12/13/21	1,289	1,148	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	09/27/23	2,058	2,096	0.1
Cencosud S.A., 4.38%, 07/17/27	05/19/25	397	400	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/06/25	719	728	—
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	06/14/24	507	540	—
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	175	182	—
Commonwealth of Australia, 1.50%, 06/21/31	07/03/25	529	518	—
Commonwealth of Australia, 2.75%, 06/21/35	04/30/25	712	721	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	10/03/25	953	950	—
Cosan Limited, 5.50%, 09/20/29	09/19/25	197	196	—
Cosan Overseas Limited, 8.25%	01/26/23	1,397	1,404	0.1
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	1,196	1,100	0.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	2,057	2,090	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	395	353	—
Empresa Electrica Cochrane S.p.A., 5.50%, 05/14/27	12/09/20	211	206	—
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	07/09/25	357	365	—
EQUATE Petrochemical, 4.25%, 11/03/26	07/11/25	199	200	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,757	1,832	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	11/13/24	471	498	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	3,748	3,573	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	401	419	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	01/29/25	492	520	—
GNL Quintero S.A., 4.63%, 07/31/29	11/08/17	1,429	1,415	0.1
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	05/05/25	598	599	—
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	05/21/24	195	199	—
Gobierno de la Republica de Guatemala, 4.88%, 02/13/28	07/24/24	294	301	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/22/24	682	709	—
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	682	690	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	1,012	1,051	0.1
Government of Ireland, 1.10%, 05/15/29	02/09/23	1,107	1,162	0.1
HM Treasury, 4.25%, 03/07/36	09/12/24	1,877	1,838	0.1
Inter-American Development Bank, 7.00%, 01/25/29	08/13/25	1,378	1,340	0.1
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	976	993	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	04/17/25	196	200	—
JSW Energy Limited, 4.13%, 05/18/31	11/08/23	1,326	1,360	0.1
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	678	699	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	2,587	2,606	0.1
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/06/24	737	782	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	12/19/25	363	362	—
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	10/30/24	400	401	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	502	528	—
Millicom International Cellular S.A., 5.13%, 01/15/28	06/14/23	518	538	—
Millicom International Cellular S.A., 6.25%, 03/25/29	04/10/23	595	632	—
Millicom International Cellular S.A., 4.50%, 04/27/31	07/07/25	184	186	—
Minejesa Capital B.V., 4.63%, 08/10/30	10/24/25	932	929	—
Minerva Luxembourg S.A., 5.88%, 01/19/28	05/20/25	200	200	—
Minsur S.A., 4.50%, 10/28/31	03/12/24	1,008	1,051	0.1
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	10/29/25	695	696	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	681	718	—
Morocco, Kingdom of, 2.38%, 12/15/27	05/12/25	190	192	—
Morocco, Kingdom of, 5.95%, 03/08/28	04/03/25	304	308	—
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	251	264	—
Morocco, Kingdom of, 4.00%, 12/15/50	10/27/25	453	436	—
MV24 Capital B.V., 6.75%, 06/01/34	01/18/23	1,180	1,239	0.1
NBM US Holdings, Inc., 6.63%, 08/06/29	03/28/25	601	606	—
Nexa Resources S.A., 6.50%, 01/18/28	08/12/25	204	204	—
OCP S.A., 6.75%, 05/02/34	01/17/25	1,523	1,625	0.1
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	06/23/25	1,394	1,396	0.1
Orbia Advance Corporation, S.A.B. de C.V., 6.75%, 09/19/42	11/03/25	352	347	—
Orbia Advance Corporation, S.A.B. de C.V., 5.88%, 09/17/44	11/03/25	158	156	—
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/17/25	1,105	1,104	0.1
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	03/07/24	1,938	2,001	0.1
Periama Holdings, LLC, 5.95%, 04/19/26	07/18/24	500	501	—
PERU LNG, 5.38%, 03/22/30	06/04/25	790	796	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	04/03/25	502	506	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/21/24	540	558	—
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/02/24	1,812	1,866	0.1
PT. Bank Negara Indonesia (persero), 3.75%, 03/30/26	03/20/24	894	892	—
PT. Freeport Indonesia, 4.76%, 04/14/27	09/04/25	201	201	—
PT. Pertamina (Persero), 1.40%, 02/09/26	05/29/24	996	996	—
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	05/12/25	1,692	1,695	0.1
Raizen Fuels Finance S.A., 5.70%, 01/17/35	01/31/25	1,124	931	—
Reliance Industries Limited, 3.67%, 11/30/27	05/15/25	489	495	—
Republique Francaise Presidence, 0.50%, 05/25/29	06/02/20	875	911	—
Republique Francaise Presidence, 0.70%, 07/25/30	03/12/25	757	811	—
Republique Francaise Presidence, 1.50%, 05/25/31	04/12/21	1,811	1,718	0.1
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	1,095	1,155	0.1
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	08/03/23	297	323	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	360	321	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	05/20/25	200	199	—
Thailand, Kingdom of, 1.59%, 12/17/35	08/13/25	1,181	1,182	0.1
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	62	43	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	120	28	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	26	3	—
United Overseas Bank Limited, 1.75%, 03/16/31	03/01/23	1,123	1,194	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/22/23	1,022	1,078	0.1
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	197	197	—
		99,605	94,884	3.7

JNL/DoubleLine Core Fixed Income Fund —Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan, 3 Month Term SOFR + 2.75%	24	—
GC Ferry Acquisition I Inc., Delayed Draw Term Loan, 3 Month Term SOFR + 3.50%	20	—
Kaman Corporation, 2025 Delayed Draw Term Loan, 3 Month Term SOFR + 2.50%	25	—
Pinnacle Buyer LLC, Delayed Draw Term Loan, SOFR + 2.50%	15	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/DoubleLine Core Fixed Income Fund —Unfunded Commitments (continued)
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Pye-Barker Fire & Safety, LLC, 2025 Delayed Draw Term Loan, SOFR + 2.50%	25	1
Savor Acquisition, Inc., Delayed Draw Term Loan, SOFR + 3.25%	25	—
Titan Acquisition Limited, 2025 Add on Delayed Draw Term Loan, SOFR + 3.75%	40	—
	174	1

JNL/DoubleLine Core Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	7,550	April 2026	1,576,099	(531)	259
United States 5 Year Note	1,650	April 2026	180,448	(193)	(95)
United States Long Bond	580	March 2026	67,390	(127)	(346)
				(851)	(182)
Short Contracts
United States 10 Year Ultra Bond	(1,310)	March 2026	(150,865)	246	194
United States Ultra Bond	(1,000)	March 2026	(119,409)	375	1,409
				621	1,603

JNL/DoubleLine Core Fixed Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	01/30/26	BRL	6,900	1,251	7
EUR/USD	SSB	01/09/26	EUR	1,620	1,904	24
USD/EUR	SSB	01/09/26	EUR	(1,620)	(1,904)	(28)
					1,251	3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,281,677	—	1,281,677
Corporate Bonds And Notes	—	635,149	—	635,149
Non-U.S. Government Agency Asset-Backed Securities	—	528,422	—	528,422
Senior Floating Rate Instruments[1]	—	61,336	63	61,399
Common Stocks	—	—	73	73
Other Equity Interests	—	7	—	7
Short Term Investments	29,622	—	—	29,622
	29,622	2,506,591	136	2,536,349
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,862	—	—	1,862
Open Forward Foreign Currency Contracts	—	31	—	31
	1,862	31	—	1,893
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(441)	—	—	(441)
Open Forward Foreign Currency Contracts	—	(28)	—	(28)
	(441)	(28)	—	(469)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 84.7%
India 12.8%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	2,000	1,866
3.87%, 07/22/31 (a)	2,400	2,163
Adani Energy Solutions Limited
4.25%, 05/21/36 (a)	6,251	5,620
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (a)	5,313	4,905
3.00%, 02/16/31 (b)	612	565
Adani Ports and Special Economic Zone Limited
4.38%, 07/03/29 (a)	1,000	972
3.10%, 02/02/31 (a)	2,600	2,308
Adani Renewable Energy (RJ) Limited
4.63%, 10/15/39 (a)	903	766
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (a)	4,300	4,302
JSW Energy Limited
4.13%, 05/18/31 (a)	4,795	4,469
JSW Hydro Energy Limited
4.13%, 05/18/31 (b)	1,112	1,036
JSW Infrastructure Limited
4.95%, 01/21/29 (a)	3,900	3,895
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (a)	4,500	4,486
Periama Holdings, LLC
5.95%, 04/19/26 (a)	5,000	5,011
Reliance Industries Limited
3.67%, 11/30/27 (a)	1,250	1,238
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	600	592
		44,194
Brazil 12.6%
Acu Petroleo Luxembourg S.a r.l.
7.50%, 07/13/35 (a)	3,360	3,424
Cosan Overseas Limited
8.25% (a) (c)	7,300	7,321
CSN Resources S.A.
5.88%, 04/08/32 (a)	5,000	3,927
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (a)	2,800	2,533
Movida Europe S.A.
7.85%, 04/11/29 (a)	2,000	1,893
7.85%, 04/11/29 (b)	1,200	1,136
MV24 Capital B.V.
6.75%, 06/01/34 (a)	4,442	4,406
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	200	200
6.63%, 08/06/29 (a)	850	859
Petrobras Global Finance B.V.
5.13%, 09/10/30	1,200	1,177
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (a)	5,066	5,184
Raizen Fuels Finance S.A.
6.45%, 03/05/34 (a)	1,000	824
5.70%, 01/17/35 (a)	2,300	1,785
6.70%, 02/25/37 (a)	200	162
Simpar Europe
5.20%, 01/26/31 (a)	6,725	5,390
Unigel Luxembourg S.A.
13.50%, 12/31/27 (b) (d) (e) (f)	100	69
13.50%, 12/31/27 (a) (d) (e) (f)	140	96
11.00%, 12/31/28 (b) (d) (e) (f)	116	15
11.00%, 12/31/28 (a) (d) (e) (f)	500	63
Vamos Europe S.A.
9.20%, 01/26/31 (b)	2,200	2,110
Yinson Bergenia Production B.V.
8.50%, 01/31/45 (b)	1,100	1,156
		43,730
Mexico 10.4%
Alpha Holding, S.A. de C.V
0.00%, 12/31/27 (b) (d) (e)	292	9
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (a)	1,387	1,456
7.25%, 01/31/41 (b)	2,972	3,121
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (a) (c)	2,200	2,248
8.38%, (100, 05/20/31) (b) (c)	2,100	2,199
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
8.13%, 01/08/39 (a)	2,000	2,164
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (a)	3,700	3,692
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (b)	298	327
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	6,650	6,638
7.20%, (100, 06/10/30) (b) (c)	800	834
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (a)	661	694
Comision Federal De Electricidad, E.P.E.
3.35%, 02/09/31 (a)	200	182
6.45%, 01/24/35 (b)	2,900	2,981
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (a)	1,434	1,411
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (a)	503	510
Fideicomiso F/80460
3.88%, 04/30/28 (a)	600	587
Orbia Advance Corporation, S.A.B. de C.V.
6.75%, 09/19/42 (a)	1,255	1,090
5.88%, 09/17/44 (a)	800	623
Petroleos Mexicanos
6.75%, 09/21/47	5,000	4,097
Saavi Energia S.a r.l.
8.88%, 02/10/35 (b)	1,000	1,081
Tangerine Pomelo Group, S.A.P.I. De C.V.
0.00%, 07/24/26 (b) (d) (e)	2,400	11
		35,955
Peru 10.4%
Banco de Credito del Peru
3.25%, 09/30/31 (a)	7,800	7,711
Banco Internacional Del Peru S.A.A. – Interbank
6.40%, 04/30/35 (a)	3,550	3,691
6.40%, 04/30/35 (b)	1,350	1,404
Intergroup Financial Services Corp.
4.13%, 10/19/27 (a)	3,300	3,276
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (a)	2,668	2,764
4.35%, 04/05/36 (a)	6,118	5,960
Minsur S.A.
4.50%, 10/28/31 (a)	3,200	3,058
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (a)	3,700	3,612
PERU LNG
5.38%, 03/22/30 (a)	2,325	2,243
Scotiabank Peru S.A.A.
6.10%, 10/01/35 (b)	300	311
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (b)	1,800	1,847
		35,877
Colombia 7.6%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (a)	6,000	5,336
5.75%, 06/15/33 (b)	4,000	3,557
Aris Mining Corporation
8.00%, 10/31/29 (b)	1,200	1,252
Banco Davivienda S A
6.65%, (100, 04/22/31) (b) (c)	2,000	1,882

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
8.13%, 07/02/35 (b)	2,200	2,289
Banco de Bogota
6.25%, 05/12/26 (a)	2,700	2,710
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (a)	800	788
Ecopetrol S.A.
5.88%, 05/28/45 - 11/02/51	7,900	5,700
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (a)	1,700	1,553
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (a)	1,126	1,175
		26,242
Indonesia 6.5%
Medco Laurel Tree Pte. Ltd.
6.95%, 11/12/28 (a)	2,300	2,307
Minejesa Capital B.V.
4.63%, 08/10/30 (a)	3,884	3,860
PT. Bank Negara Indonesia (persero)
3.75%, 03/30/26 (a)	5,200	5,154
PT. Pertamina (Persero)
1.40%, 02/09/26 (a)	4,000	3,982
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (a)	5,700	5,682
3.88%, 07/17/29 (a)	1,700	1,656
		22,641
Chile 6.5%
Cap S.A.
3.90%, 04/27/31 (a)	4,950	4,061
3.90%, 04/27/31 (b)	2,250	1,846
Cencosud S.A.
4.38%, 07/17/27 (a)	1,459	1,460
Chile Electricity Lux MPC II S.a r.l.
5.67%, 10/20/35 (a)	2,816	2,918
5.67%, 10/20/35 (b)	1,191	1,235
Chile Electricity PEC SpA
0.00%, 01/25/28 (a) (g)	633	569
0.00%, 01/25/28 (b) (g)	4,250	3,822
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (a)	3,050	2,898
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (a)	821	734
Empresa Electrica Cochrane S.p.A.
5.50%, 05/14/27 (a)	1,375	1,359
GNL Quintero S.A.
4.63%, 07/31/29 (a)	843	845
Inversiones CMPC S.A.
6.70%, 12/09/57 (b)	700	703
		22,450
Singapore 6.2%
DBS Group Holdings Ltd
1.82%, 03/10/31 (a)	6,700	6,669
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (a)	6,200	6,223
United Overseas Bank Limited
1.75%, 03/16/31 (a)	6,400	6,367
2.00%, 10/14/31 (a) (h)	2,100	2,057
		21,316
Paraguay 2.8%
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (a) (g)	4,410	3,601
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (a) (i)	696	327
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (a) (g)	7,760	5,820
		9,748
South Africa 1.7%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	3,500	3,401
Gold Fields Orogen Holding (BVI) Limited
6.13%, 05/15/29 (a)	2,300	2,417
		5,818
United States of America 1.6%
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (a)	1,790	1,877
Millicom International Cellular S.A.
5.13%, 01/15/28 (a)	180	179
6.25%, 03/25/29 (a)	3,420	3,432
4.50%, 04/27/31 (a)	200	186
		5,674
Dominican Republic 1.5%
AES Andres B.V.
5.70%, 05/04/28 (b)	5,200	5,124
Morocco 1.2%
OCP S.A.
6.75%, 05/02/34 (a)	4,000	4,334
Guatemala 1.2%
Banco Industrial S.A.
4.88%, 01/29/31 (a)	4,100	4,073
Vietnam 1.0%
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (a)	3,447	3,416
United Arab Emirates 0.2%
Galaxy Pipeline Assets Bidco Limited
2.94%, 09/30/40 (a)	1,040	891
Kuwait 0.2%
EQUATE Petrochemical
4.25%, 11/03/26 (a)	600	599
Malaysia 0.2%
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (a)	550	546
Argentina 0.1%
Vista Energy Argentina S.A.U.
8.50%, 06/10/33 (b)	500	511
Jamaica 0.0%
Digicel Group Holdings Limited
0.00%, 12/31/30 (b) (g) (j)	1,124	19
Netherlands 0.0%
Unigel Netherlands Holding Corporation B.V.
0.00%, 12/31/44 (a) (d) (e) (f)	591	6
Total Corporate Bonds And Notes (cost $294,994)		293,164
GOVERNMENT AND AGENCY OBLIGATIONS 9.2%
Mexico 3.3%
Gobierno Federal de los Estados Unidos Mexicanos
4.40%, 02/12/52	6,600	4,796
6.34%, 05/04/53	7,000	6,660
		11,456
Guatemala 2.0%
Gobierno de la Republica de Guatemala
4.50%, 05/03/26 (a)	2,300	2,297
4.38%, 06/05/27 (a)	2,400	2,388
5.25%, 08/10/29 (a)	1,700	1,721
5.38%, 04/24/32 (a)	400	405
		6,811
Morocco 1.1%
Morocco, Kingdom of
2.38%, 12/15/27 (a)	800	767
5.95%, 03/08/28 (a)	400	411
3.00%, 12/15/32 (a)	700	615
4.00%, 12/15/50 (a)	3,000	2,179
		3,972
Brazil 1.0%
Presidencia da Republica
4.75%, 01/14/50	4,700	3,419
Dominican Republic 0.7%
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (a)	1,200	1,215
4.50%, 01/30/30 (a)	1,100	1,075
		2,290

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Colombia 0.6%
Departamento Administrativo De La Presidencia De La Republica
5.00%, 06/15/45	1,000	733
4.13%, 05/15/51	2,050	1,274
		2,007
Paraguay 0.5%
Gobierno de La Republica del Paraguay
4.70%, 03/27/27 (a)	1,886	1,898
Total Government And Agency Obligations (cost $34,960)		31,853
OTHER EQUITY INTERESTS 0.0%
Mexico 0.0%
Credito Real, S.A.B. De C.V., Sofom, E.N.R. (d) (k)	3,200	22
Total Other Equity Interests (cost $3,123)		22
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (d) (j)	—	—
Netherlands 0.0%
Stichting Administratiekantoor Unigel Creditors (d) (j)	2	—
Stichting Administratiekantoor Unigel Creditors (d) (j)	1	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 5.0%
Investment Companies 4.9%
JNL Government Money Market Fund - Class I, 3.64% (l) (m)	16,891	16,891
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (l) (m)	371	371
Total Short Term Investments (cost $17,262)		17,262
Total Investments 98.9% (cost $350,339)		342,301
Other Assets and Liabilities, Net 1.1%		3,815
Total Net Assets 100.0%		346,116

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $42,452 and 12.3% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Non-income producing security.

(e) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Convertible security.

(i) All or a portion of the security was on loan as of December 31, 2025.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	5,335	150,109	138,553	147	—	—	16,891	4.9
JNL Government Money Market Fund, 3.74% - Class SL	4,114	21,463	25,206	110	—	—	371	0.1
	9,449	171,572	163,759	257	—	—	17,262	5.0

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Acu Petroleo Luxembourg S.a r.l., 7.50%, 07/13/35	07/10/24	3,253	3,424	1.0
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	02/07/25	1,762	1,866	0.5
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	09/22/23	1,948	2,163	0.6
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/08/23	5,264	5,620	1.6
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	5,146	4,905	1.4
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	03/28/25	918	972	0.3
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	02/07/25	2,192	2,308	0.7
Adani Renewable Energy (RJ) Limited, 4.63%, 10/15/39	05/27/25	720	766	0.2
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/12/22	4,800	5,336	1.5
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	01/21/25	1,362	1,456	0.4
Banco de Bogota, 6.25%, 05/12/26	04/30/25	2,703	2,710	0.8
Banco de Credito del Peru, 3.25%, 09/30/31	04/05/24	7,569	7,711	2.2
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	664	788	0.2
Banco Industrial S.A., 4.88%, 01/29/31	06/15/23	3,987	4,073	1.2
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	12/17/25	3,698	3,691	1.1
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	02/20/19	2,170	2,248	0.7
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 8.13%, 01/08/39	01/22/25	2,033	2,164	0.6
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/17/23	3,508	3,692	1.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	3,378	3,601	1.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	05/22/25	4,281	4,302	1.2
Cap S.A., 3.90%, 04/27/31	12/14/21	4,244	4,061	1.2
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	03/28/25	6,612	6,638	1.9
Cencosud S.A., 4.38%, 07/17/27	05/19/25	1,449	1,460	0.4
Chile Electricity Lux MPC II S.a r.l., 5.67%, 10/20/35	12/19/25	2,924	2,918	0.8
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	02/05/25	1,869	1,877	0.5
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	562	569	0.2
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	06/12/24	647	694	0.2
Comision Federal De Electricidad, E.P.E., 3.35%, 02/09/31	03/22/24	175	182	0.1
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	10/29/25	2,910	2,898	0.8
Cosan Overseas Limited, 8.25%	01/24/23	7,296	7,321	2.1
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	4,285	3,927	1.1
DBS Group Holdings Ltd, 1.82%, 03/10/31	11/19/21	6,481	6,669	1.9
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	05/24/18	825	734	0.2
Empresa Electrica Cochrane S.p.A., 5.50%, 05/14/27	12/09/20	1,388	1,359	0.4
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	07/09/25	1,519	1,553	0.5
EQUATE Petrochemical, 4.25%, 11/03/26	07/11/25	597	599	0.2
FEL Energy VI S.a r.l., 5.75%, 12/01/40	03/18/24	1,335	1,411	0.4
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	01/23/24	487	510	0.1
Fideicomiso F/80460, 3.88%, 04/30/28	10/02/25	590	587	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,120	1,175	0.3
Frigorifico Concepcion S.A., 7.70%, 07/21/28	06/08/23	607	327	0.1
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	01/29/25	844	891	0.3
GNL Quintero S.A., 4.63%, 07/31/29	03/13/25	834	845	0.2
Gobierno de la Republica de Guatemala, 4.50%, 05/03/26	05/05/25	2,294	2,297	0.7
Gobierno de la Republica de Guatemala, 4.38%, 06/05/27	07/25/25	2,378	2,388	0.7
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	08/14/24	1,655	1,721	0.5
Gobierno de la Republica de Guatemala, 5.38%, 04/24/32	02/13/25	383	405	0.1
Gobierno de La Republica del Paraguay, 4.70%, 03/27/27	07/24/24	1,879	1,898	0.6
Gold Fields Orogen Holding (BVI) Limited, 6.13%, 05/15/29	12/09/24	2,323	2,417	0.7
Intergroup Financial Services Corp., 4.13%, 10/19/27	06/28/24	3,188	3,276	0.9
JSW Energy Limited, 4.13%, 05/18/31	05/20/24	4,373	4,469	1.3
JSW Infrastructure Limited, 4.95%, 01/21/29	08/12/24	3,777	3,895	1.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	2,634	2,764	0.8
Lima Metro Line 2 Finance Limited, 4.35%, 04/05/36	05/08/24	5,593	5,960	1.7
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	12/19/25	2,544	2,533	0.7
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28	07/01/24	2,279	2,307	0.7
Millicom International Cellular S.A., 5.13%, 01/15/28	09/17/25	180	179	0.1
Millicom International Cellular S.A., 6.25%, 03/25/29	04/10/23	3,238	3,432	1.0
Millicom International Cellular S.A., 4.50%, 04/27/31	07/07/25	184	186	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	10/24/25	3,870	3,860	1.1
Minsur S.A., 4.50%, 10/28/31	01/15/25	2,928	3,058	0.9
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	10/07/25	546	546	0.2
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	3,259	3,416	1.0
Morocco, Kingdom of, 2.38%, 12/15/27	05/12/25	759	767	0.2
Morocco, Kingdom of, 5.95%, 03/08/28	04/03/25	405	411	0.1
Morocco, Kingdom of, 3.00%, 12/15/32	01/29/25	585	615	0.2
Morocco, Kingdom of, 4.00%, 12/15/50	01/21/25	2,190	2,179	0.6
Movida Europe S.A., 7.85%, 04/11/29	07/10/24	1,917	1,893	0.5
MV24 Capital B.V., 6.75%, 06/01/34	01/18/23	4,097	4,406	1.3
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	199	200	0.1
NBM US Holdings, Inc., 6.63%, 08/06/29	10/29/25	861	859	0.3
OCP S.A., 6.75%, 05/02/34	01/17/25	4,064	4,334	1.3
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	06/23/25	4,481	4,486	1.3
Orbia Advance Corporation, S.A.B. de C.V., 6.75%, 09/19/42	11/03/25	1,105	1,090	0.3
Orbia Advance Corporation, S.A.B. de C.V., 5.88%, 09/17/44	11/03/25	634	623	0.2
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	05/22/25	6,210	6,223	1.8
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	12/05/24	3,590	3,612	1.0
Periama Holdings, LLC, 5.95%, 04/19/26	07/16/24	4,995	5,011	1.4
PERU LNG, 5.38%, 03/22/30	06/04/25	2,228	2,243	0.7
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	07/25/25	1,209	1,215	0.4
Presidencia de la Republica Dominicana, 4.50%, 01/30/30	07/10/25	1,054	1,075	0.3
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/02/24	5,037	5,184	1.5
PT. Bank Negara Indonesia (persero), 3.75%, 03/30/26	03/20/24	5,168	5,154	1.5
PT. Pertamina (Persero), 1.40%, 02/09/26	05/21/25	3,986	3,982	1.2
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	05/12/25	5,675	5,682	1.6
PT. Perusahaan Listrik Negara, 3.88%, 07/17/29	12/19/25	1,661	1,656	0.5
Raizen Fuels Finance S.A., 6.45%, 03/05/34	11/03/25	845	824	0.2
Raizen Fuels Finance S.A., 5.70%, 01/17/35	01/31/25	1,962	1,785	0.5
Raizen Fuels Finance S.A., 6.70%, 02/25/37	11/03/25	165	162	—
Reliance Industries Limited, 3.67%, 11/30/27	05/15/25	1,223	1,238	0.4
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	5,560	5,820	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Simpar Europe, 5.20%, 01/26/31	03/31/22	5,859	5,390	1.6
Unigel Luxembourg S.A., 13.50%, 12/31/27	02/11/25	140	96	—
Unigel Luxembourg S.A., 11.00%, 12/31/28	02/11/25	269	63	—
Unigel Netherlands Holding Corporation B.V., 0.00%, 12/31/44	02/11/25	58	6	—
United Overseas Bank Limited, 1.75%, 03/16/31	08/19/21	6,011	6,367	1.8
United Overseas Bank Limited, 2.00%, 10/14/31	05/21/25	2,055	2,057	0.6
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	591	592	0.2
		247,309	251,308	72.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	293,145	19	293,164
Government And Agency Obligations	—	31,853	—	31,853
Other Equity Interests	—	22	—	22
Common Stocks	—	—	—	—
Short Term Investments	17,262	—	—	17,262
	17,262	325,020	19	342,301

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 43.4%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 4.96%, (1 Month Term SOFR + 1.18%), 09/15/34 (a) (b)	2,320	2,312
ACREC 2025-Fl3 LLC
Series 2025-A-FL3, 5.04%, (1 Month Term SOFR + 1.31%), 08/18/42 (a)	2,300	2,295
ACRES 2025-FL3, LLC
Series 2025-A-FL3, REMIC, 5.35%, (1 Month Term SOFR + 1.62%), 08/18/40 (a)	2,790	2,793
Affirm Asset Securitization Trust 2024-A
Series 2024-A-A, 5.61%, 09/15/26	5,500	5,509
Affirm Asset Securitization Trust 2024-B
Series 2024-B-B, 4.88%, 04/15/27	3,000	3,011
Affirm Master Trust
Series 2025-B-1A, 5.13%, 02/15/33	1,500	1,507
Series 2025-C-1A, 5.28%, 02/15/33	1,100	1,107
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 6.12%, 01/25/61 (b)	718	724
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,963
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	743	394
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	644	357
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.21%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	708	684
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,211	1,792
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,465	2,632
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 4.17%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b) (c)	1,712	1,669
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 05/25/65	451	421
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 10/25/66	2,801	2,438
Apidos CLO XLIII Ltd
Series 2022-A1R-39A, 5.12%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	3,500	3,502
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 0.92%, 05/15/53 (a)	23,588	775
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.09%, 06/15/54 (a)	50,455	2,187
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.09%, (1 Month Term SOFR + 1.40%), 02/20/29 (a)	1,850	1,848
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.12%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	3,450	3,447
AREIT 2025-CRE11 Ltd
Series 2025-A-CRE11, 5.55%, (1 Month Term SOFR + 1.45%), 02/20/30 (a) (b)	2,110	2,113
Argentina, Republic of
Series 2022-A-CRE6, 5.19%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	607	606
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 10/25/48 (a)	572	552
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 5.77%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (d)	2,000	2,003
Avant Credit Card Master Trust
Series 2025-A-1A, 4.89%, 04/15/31	3,750	3,753
Avant Loans Funding Trust 2024-REV1
Series 2024-A-REV1, 5.92%, 10/15/33	3,500	3,532
Avant Loans Funding Trust 2025-REV1
Series 2025-B-REV1, 5.42%, 05/15/34	1,600	1,610
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.20%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	2,500	2,506
Banc of America Alternative Loan Trust 2006-3
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	230	206
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 4.05%, 05/20/36 (a)	1,601	1,375
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.32%, 05/17/50 (a)	12,404	122
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 0.87%, 09/17/64 (a)	78,043	2,222
Bank5 2024-5YR10
Series 2024-AS-5YR10, REMIC, 5.64%, 10/17/29	2,407	2,473
Bank5 2025-5YR13
Interest Only, Series 2025-XA-5YR13, REMIC, 1.06%, 01/15/58 (a)	21,122	816
Battalion CLO XX Ltd.
Series 2021-AR-20A, 5.12%, (3 Month Term SOFR + 1.22%), 04/15/38 (a)	1,500	1,498
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.32%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	5,000	5,020
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 6.72%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	14
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.44%, 02/17/50 (a)	16,717	153
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.01%, 07/17/54 (a)	26,096	1,197
Interest Only, Series 2021-XD-C10, REMIC, 1.68%, 07/17/54 (a)	16,250	1,208
BBCMS Mortgage Trust 2024-5C29
Series 2024-AS-5C29, REMIC, 5.63%, 09/17/29	2,638	2,716
BBCMS Mortgage Trust 2025-5C34
Interest Only, Series 2025-XA-5C34, REMIC, 1.17%, 05/15/58 (a)	23,084	1,041
BBCMS Mortgage Trust 2025-C32
Interest Only, Series 2025-XA-C32, REMIC, 1.13%, 02/17/62 (a)	26,521	2,183
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 5.20%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	1,291	1,291
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.31%, (1 Month Term SOFR + 1.58%), 06/19/29 (a) (b)	3,600	3,609
BDS 2025-FL15 LLC
Series 2025-A-FL15, 5.13%, (1 Month Term SOFR + 1.40%), 08/19/30 (a) (b)	2,550	2,552
BDS 2025-FL16 LLC
Series 2025-A-FL16, 5.13%, (1 Month Term SOFR + 1.40%), 06/22/43 (a) (b)	1,930	1,931
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 6.50%, 02/25/47 (a)	5,712	4,926
Benchmark 2019-B14 Mortgage Trust
Series 2019-A2-B14, REMIC, 2.91%, 12/15/62	1,679	1,616
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.49%, 01/16/54 (a)	30,071	1,821
Benchmark 2025-V17 Mortgage Trust
Interest Only, Series 2025-XA-V17, REMIC, 1.51%, 09/17/58 (a)	28,260	1,750
Benefit Street Partners CLO 46 Ltd
Series 2025-A-46A, 0.00%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	5,000	5,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Benefit Street Partners CLO XXXII, Ltd.
Series 2023-AR-32A, 5.07%, (3 Month Term SOFR + 1.21%), 10/25/38 (a)	2,500	2,500
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.21%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	2,000	2,003
BFLD 2024-VICT Mortgage Trust
Series 2024-A-VICT, REMIC, 5.64%, (1 Month Term SOFR + 1.89%), 07/15/26 (a)	1,750	1,758
BMO 2025-5C12 Mortgage Trust
Interest Only, Series 2025-XA-5C12, REMIC, 1.44%, 10/15/58 (a)	43,854	2,641
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 4.92%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	450	450
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.43%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	2,000	2,005
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.00%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	2,073	2,071
Series 2021-AS-FL1, 5.45%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,795
BRSP Ltd
Series 2024-A-FL2, 5.68%, (1 Month Term SOFR + 1.95%), 08/19/27 (a)	3,078	3,078
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 5.48%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	647	646
BSPRT 2023-FL10 Issuer LLC
Series 2023-AS-FL10, 6.61%, (1 Month Term SOFR + 2.86%), 09/17/35 (a) (b)	3,710	3,718
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-B-ACNT, REMIC, 5.11%, (1 Month Term SOFR + 1.36%), 11/15/38 (a)	195	195
BX Commercial Mortgage Trust 2021-XL2
Series 2021-D-XL2, REMIC, 5.26%, (1 Month Term SOFR + 1.51%), 10/15/26 (a)	1,309	1,302
Series 2021-A-XL2, REMIC, 4.55%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	1,220	1,214
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 4.76%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	444	442
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.13%, (1 Month Term SOFR + 1.38%), 08/16/27 (a)	1,332	1,330
BX Trust 2021-RISE
Series 2021-C-RISE, REMIC, 5.31%, (1 Month Term SOFR + 1.56%), 11/17/36 (a)	1,167	1,165
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 4.75%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	444	441
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,652	1,583
Carlyle US CLO 2023-3 Ltd
Series 2023-A1R-3A, 5.12%, (3 Month Term SOFR + 1.23%), 10/15/38 (a)	2,000	1,998
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 3.57%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b) (c)	875	862
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.34%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	2,000	2,004
Carvana Auto Receivables Trust 2024-P3
Series 2024-A4-P3, 4.31%, 05/10/29	4,100	4,107
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	1,004	973
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.72%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	5,000	5,018
CBAM 2017-2 Ltd
Series 2017-AR-2A, 5.33%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	5,011
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.22%, 05/12/50 (a)	13,550	116
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.30%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	10,000	10,026
CEDR Commercial Mortgage Trust 2022-SNAI
Series 2022-A-SNAI, REMIC, 4.74%, (1 Month Term SOFR + 0.99%), 02/15/39 (a)	1,820	1,798
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.34%, 05/10/58 (a)	5,156	8
CFCRE 2016-C7 Mortgage Trust
Series 2016-A3-C7, REMIC, 3.84%, 12/11/26	1,090	1,083
Chase Auto Owner Trust 2024-5
Series 2024-A4-5A, 4.15%, 03/25/30	3,200	3,218
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,833	1,297
CIFC Funding 2020-III Ltd
Series 2020-A1R2-3A, 5.07%, (3 Month Term SOFR + 1.21%), 10/20/38 (a)	10,000	10,000
CIFC Funding 2021-V Ltd
Series 2021-A1R-5A, 5.58%, (3 Month Term SOFR + 1.26%), 01/15/38 (a)	1,500	1,502
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 0.99%, 02/12/49 (a)	1,104	3
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.42%, 04/12/49 (a)	1,378	—
Citigroup Commercial Mortgage Trust 2016-P3
Series 2016-A4-P3, REMIC, 3.33%, 02/18/26	3,745	3,731
Interest Only, Series 2016-XA-P3, REMIC, 1.64%, 04/16/49 (a)	3,904	12
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.32%, 10/13/49 (a)	7,980	26
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.09%, 04/15/50 (a)	10,561	88
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.04%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	9,842	9,309
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	464	432
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	725	663
Cologix Data Centers US Issuer LLC
Series 2021-A2-1A, 3.30%, 12/28/26	3,000	2,951
COLT 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	2,629	2,431
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	3,155	3,043
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.62%, 10/15/46 (a)	2,284	12
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 4.94%, 04/12/47 (a)	1,000	961
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 6.22%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	60
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	154	149
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	5,500	5,525
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	387	245
Crown City CLO
Series 2021-A1A-1A, 5.32%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	3,000
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 3.73%, 04/25/65 (a) (b)	352	349

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 3.85%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b) (c)	1,260	1,111
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	1,200	1,171
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,750	2,738
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, REMIC, 5.26%, (1 Month Term SOFR + 1.51%), 10/17/39 (a)	910	909
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.20%, 05/12/49 (a)	7,404	4
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 2.77%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b) (c)	739	646
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	1,880	1,870
Eldridge CLO 2025-1 Ltd
Series 2025-A1-1A, 5.20%, (3 Month Term SOFR + 1.33%), 10/20/38 (a)	3,500	3,500
Elmwood CLO II Ltd
Series 2019-A1RR-2A, 5.23%, (3 Month Term SOFR + 1.35%), 10/20/37 (a)	5,000	5,015
Exeter Automobile Receivables Trust 2021-4
Series 2021-D-4A, 1.96%, 01/17/28	813	810
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 3.73%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b) (c)	785	745
Foundation Finance Trust 2025-3
Series 2025-B-3A, REMIC, 4.87%, 08/15/52	2,000	2,001
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.07%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	1,514	1,514
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 5.10%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	1,982	1,980
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	2,629	2,266
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (b)	8,032	8,102
Generate CLO 9 LTD
Series AR-9A, 5.23%, (3 Month Term SOFR + 1.35%), 01/20/38 (a)	7,500	7,521
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	840	807
GLS Auto Select Receivables Trust 2024-4
Series 2024-B-4A, 4.50%, 11/15/30	3,000	3,024
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 5.10%, (1 Month Term SOFR + 1.36%), 07/18/35 (a)	398	398
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 5.20%, (1 Month Term SOFR + 1.46%), 12/22/36 (a)	1,913	1,912
Great Wolf Trust 2024-WOLF
Series 2024-A-WOLF, REMIC, 5.29%, (1 Month Term SOFR + 1.54%), 03/16/26 (a)	1,860	1,863
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-A4-1A, 5.22%, 03/25/60	912	924
GreenSky Home Improvement Issuer Trust 2025-2
Series 2025-A4-2A, 4.89%, 06/25/60	723	727
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 4.88%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	217	217
Series 2021-C-FL3, 5.86%, (1 Month Term SOFR + 2.11%), 07/15/39 (a)	1,300	1,297
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 6.65%, (1 Month Term SOFR + 2.90%), 07/16/35 (a) (b)	2,000	2
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.36%, 09/12/47 (a)	526	—
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 0.99%, 05/12/50 (a)	21,336	225
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 0.93%, 11/11/50 (a)	27,914	315
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.65%, 12/12/53 (a)	26,947	1,652
GS Mortgage-Backed Securities Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.42%, 11/25/55 (b)	1,882	1,882
HarborView Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 3.70%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b) (c)	3,403	3,136
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 7.75%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,908
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (d)	4,182	4,013
IndyMac MBS, Inc.
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,096	402
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-G-UES, REMIC, 4.45%, 05/06/32 (a)	1,612	1,560
J.P. Morgan Mortgage Trust
Series 2025-A3-NQM4, REMIC, 5.26%, 10/25/29 (b)	1,856	1,856
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A2-NQM2, REMIC, 5.77%, 05/25/29 (b)	1,829	1,850
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,732	1,734
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 0.99%, 11/18/48 (a)	2,802	7
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 0.74%, 01/15/49 (a)	524	—
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.57%, 12/17/49 (a)	13,898	49
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.39%, 06/17/49 (a)	16,574	53
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 12/15/38 (d)	261	260
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 4.92%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	1,529	1,525
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 5.18%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	1,627	1,626
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 4.75%, 07/25/61 (a) (b)	2,993	2,995
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 5.65%, 11/25/60 (a) (b)	3,425	3,426
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 5.16%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	508	508
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.49%, (SOFR 30-Day Average + 1.55%), 01/21/37 (a)	997	996
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.14%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (b)	3,450	3,450
LoanCore 2025-CRE9 Issuer LLC
Series 2025-A-CRE9, 5.18%, (1 Month Term SOFR + 1.45%), 05/18/43 (a)	2,700	2,701
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,472	1,242

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,513	1,257
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 1.27%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b) (c)	9,228	3,529
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,211	1,187
Magnetite Xlii Ltd
Series 2024-A1-42A, 5.17%, (3 Month Term SOFR + 1.31%), 01/25/38 (a)	4,000	4,007
Mariner Finance Issuance Trust 2025-A
Series 2025-B-AA, 5.33%, 05/20/38	1,950	1,976
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 2.13%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b) (c)	5,490	3,301
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.93%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	391	390
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.28%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	2,143	2,142
MF1 2022-FL9 LLC
Series 2022-A-FL9, 5.88%, (1 Month Term SOFR + 2.15%), 06/22/37 (a)	2,730	2,731
MF1 2024-FL14 LLC
Series 2024-A-FL14, REMIC, 5.49%, (1 Month Term SOFR + 1.74%), 03/19/39 (a)	3,500	3,509
MF1 2024-FL15 LLC
Series 2024-A-FL15, 5.44%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	3,500	3,507
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.05%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	3,450	3,444
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	7,165	7,215
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 6.19%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b) (c)	2,674	1,611
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 3.56%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b) (c)	1,345	1,313
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.04%, 01/15/49 (a)	1,111	—
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2012-A2-CKSV, REMIC, 3.28%, 10/15/30	1,833	1,744
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.30%, 06/17/50 (a)	20,383	253
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 6.71%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	21
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	1,694	1,687
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	224	202
Series 2020-B-1A, 3.10%, 11/22/32	2,109	1,870
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	815	685
MTN Commercial Mortgage Trust 2022-LPFL
Series 2022-A-LPFL, REMIC, 5.15%, (1 Month Term SOFR + 1.40%), 03/15/39 (a)	1,980	1,979
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.32%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	108	108
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 02/18/42	1,167	1,156
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	2,529	2,316
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-3BP, REMIC, 4.96%, (1 Month Term SOFR + 1.27%), 02/16/27 (a)	2,380	2,361
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	286	244
OBX 2024-NQM10 Trust
Series 2024-A1-NQM10, REMIC, 6.18%, 05/25/64 (b)	3,091	3,137
OBX 2025-NQM8 Trust
Series 2025-A1-NQM8, REMIC, 5.47%, 03/25/65 (b)	8,195	8,264
OCP CLO 2017-14 Ltd
Series 2017-A1R-14A, 5.25%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	3,000	3,005
OCP CLO 2020-18 Ltd
Series 2020-A1R2-18A, 5.25%, (3 Month Term SOFR + 1.37%), 07/20/37 (a)	4,000	4,009
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 5.82%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,501
Octagon Investment Partners 20-R LTD
Series 2019-A1RR-4A, 5.24%, (3 Month Term SOFR + 1.40%), 08/12/37 (a)	10,000	10,021
OHA Credit Funding 16-R Ltd
Series 2023-A1-16RA, 5.08%, (3 Month Term SOFR + 1.20%), 10/20/38 (a)	10,000	10,005
Pagaya AI Debt Grantor Trust 2025-7
Series 2025-A1-7, REMIC, 4.27%, 11/16/26	2,250	2,251
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	86	86
Pagaya AI Debt Selection Trust 2021-5
Series 2021-C-5, 3.93%, 08/15/29	2,436	2,403
Park Blue CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.75%, (3 Month Term SOFR + 1.42%), 10/20/37 (a)	9,700	9,735
PFP 2024-11 Ltd
Series 2024-A-11, 5.57%, (1 Month Term SOFR + 1.83%), 09/19/39 (a)	372	373
PRPM 2024-NQM4 Trust
Series 2024-A1-NQM4, REMIC, 5.67%, 12/25/69 (b)	2,325	2,352
PRPM 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.69%, 05/25/29 (b)	15,130	15,303
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	528	429
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	981	818
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 4.67%, (1 Month Term SOFR + 0.71%), 06/25/37 (a) (c)	915	677
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 4.36%, (1 Month Term SOFR + 0.61%), 04/26/35 (a)	391	363
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 5.05%, (1 Month Term SOFR + 1.31%), 11/25/36 (a)	557	557
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	5,827	5,792
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (d)	5,000	4,985
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	351	285
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,772	1,817
Santander Mortgage Asset Receivable Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.47%, 08/25/65 (b)	3,859	3,865
SCCU Auto Receivables Trust 2024-1
Series 2024-A2-1A, 5.45%, 12/15/27	141	141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.65%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b) (c)	15,672	4,060
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 0.33%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b) (c)	4,914	993
SFO Commercial Mortgage Trust 2021-555
Series 2021-A-555, REMIC, 5.02%, (1 Month Term SOFR + 1.26%), 05/15/28 (a)	1,980	1,974
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	247	245
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 10.20%, 05/25/30 (a)	226	218
SoFi Consumer Loan Program 2025-1 Trust
Series 2025-A-1, 4.80%, 02/27/34	1,132	1,136
Sofi Consumer Loan Program 2025-3 Trust
Series 2025-B-3, 4.67%, 07/25/28	2,500	2,513
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-B-4, 4.60%, 08/25/35	1,850	1,852
Sound Point CLO 40 Ltd
Series 2024-A1-40A, 5.27%, (3 Month Term SOFR + 1.39%), 10/20/37 (a)	4,000	4,012
Sound Point CLO XXIII
Series 2019-AR-2A, 5.34%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	10,013
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-A-MFP2, REMIC, 4.69%, (1 Month Term SOFR + 0.94%), 11/16/26 (a)	2,020	2,019
Start Ltd
Series 2018-A-1, 4.09%, 05/15/43	225	223
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	6,280	5,565
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 5.22%, 12/25/35 (a)	412	356
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 4.07%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b) (c)	2,493	2,484
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,696	782
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.05%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	1,370	1,370
STWD 2022-FL3, Ltd.
Series 2022-AS-FL3, 5.74%, (SOFR 30-Day Average + 1.80%), 11/18/38 (a) (b)	1,470	1,464
Tesla Sustainable Energy Trust 2024-1
Series 2024-A2-1A, 5.08%, 09/20/29	5,547	5,576
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	2,408	2,198
Trestles CLO VI Ltd
Series 2023-A1R-6A, 5.04%, (3 Month Term SOFR + 1.18%), 04/26/38 (a)	2,500	2,494
Tricolor Auto Securitization Trust 2025-2
Series 2025-A-2A, 5.12%, 01/16/29	1,093	687
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 5.36%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,504
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.59%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (b)	3,056	3,055
TRTX 2025-FL7 Issuer, Ltd.
Series 2025-A-FL7, REMIC, 5.18%, (1 Month Term SOFR + 1.45%), 06/18/43 (a) (b)	2,500	2,501
UBS Commercial Mortgage Trust 2017-C7
Series 2017-ASB-C7, REMIC, 3.59%, 06/15/27	1,500	1,493
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,651
Upgrade Master Pass-Thru Trust Series 2025-ST2
Series 2025-A-ST2, 6.11%, 06/15/32	2,645	2,683
Upgrade Master Pass-Thru Trust Series 2025-ST4
Series 2025-A-ST4, REMIC, 5.50%, 08/16/32	831	838
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	231	230
Upstart Securitization Trust 2025-3
Series 2025-A2-3, 4.60%, 09/20/35	4,000	4,008
Upstart Securitization Trust 2025-4
Series 2025-A1-4, 4.41%, 11/20/26	791	791
VEGAS Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	1,204	1,223
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 07/25/49 (a)	1,492	1,432
Velocity Commercial Capital Loan Trust 2025-4
Series 2025-A-4, REMIC, 5.19%, 02/25/33 (a)	965	961
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a) (b)	1,187	1,094
Verus Securitization Trust 2023-5
Series 2023-A1-5, REMIC, 6.48%, 06/25/68 (b)	567	569
Verus Securitization Trust 2024-1
Series 2024-A1-1, REMIC, 5.71%, 01/25/28 (b)	8,702	8,757
Verus Securitization Trust 2024-3
Series 2024-A1-3, REMIC, 6.34%, 04/25/69 (a) (b)	3,122	3,166
Verus Securitization Trust 2024-9
Series 2024-A1-9, REMIC, 5.44%, 11/25/69 (a) (b)	6,696	6,749
Verus Securitization Trust 2025-10
Series 2025-A2-10, REMIC, 5.21%, 07/25/70 (b)	1,455	1,457
Vibrant CLO XR, Ltd.
Series 2018-A1-10RA, 5.58%, (3 Month Term SOFR + 1.70%), 04/21/36 (a)	3,000	3,009
Warwick Capital CLO 1 Ltd
Series 2023-AR-1A, 5.27%, (3 Month Term SOFR + 1.28%), 10/20/38 (a)	2,000	2,003
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.28%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	10,000	10,030
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.25%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b) (c)	7,124	2,470
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 0.87%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b) (c)	6,342	1,940
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 3.95%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b) (c)	12,604	12,038
Wellington Management CLO 4 Ltd
Series 2025-A-4A, 5.03%, (3 Month Term SOFR + 1.15%), 04/19/38 (a)	5,000	4,985
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,938
Interest Only, Series 2016-XA-C33, REMIC, 1.48%, 03/17/59 (a)	816	—
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	244	210
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 4.11%, 12/17/48 (a)	69	69
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 0.90%, 07/15/50 (a)	21,410	178
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 0.93%, 01/18/52 (a)	12,355	270
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-ASB-C53, REMIC, 2.96%, 12/15/28	219	215
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	5,038

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2025-5C7
Interest Only, Series 2025-XA-5C7, REMIC, 1.44%, 12/17/58 (a)	42,545	2,616
Wells Fargo Commercial Mortgage Trust 2025-C64
Series 2025-A1-C64, REMIC, 5.02%, 02/15/30	661	668
Interest Only, Series 2025-XA-C64, REMIC, 1.02%, 02/15/58 (a)	23,095	1,676
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	137	127
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 6.36%, 08/25/37 (a)	84	76
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,088	2,009
Total Non-U.S. Government Agency Asset-Backed Securities (cost $648,089)		616,455
GOVERNMENT AND AGENCY OBLIGATIONS 30.0%
U.S. Treasury Note 23.6%
Treasury, United States Department of
0.63%, 03/31/27	26,450	25,534
0.50%, 06/30/27	1,950	1,866
3.50%, 10/31/27	140,000	140,038
0.75%, 01/31/28	80,900	76,492
0.88%, 11/15/30 (e)	104,200	91,110
		335,040
Collateralized Mortgage Obligations 2.9%
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1M1-R06, REMIC, 4.92%, (SOFR 30-Day Average + 1.05%), 09/25/28 (a)	142	142
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1A1-R04, REMIC, 4.87%, (SOFR 30-Day Average + 1.00%), 05/25/45 (a)	3,148	3,152
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	4	4
Series 2024-M1-DNA2, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 05/25/44 (a)	3,345	3,349
Series 2024-M1-DNA3, REMIC, 4.87%, (SOFR 30-Day Average + 1.00%), 10/25/44 (a)	32	32
Series FE-4940, REMIC, 4.54%, (SOFR 30-Day Average + 0.66%), 01/25/50 (a)	1,718	1,687
Series FD-5480, REMIC, 5.22%, (SOFR 30-Day Average + 1.35%), 03/25/54 (a)	1,413	1,421
Series FD-5536, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 05/25/54 (a)	2,070	2,076
Series FG-5475, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,597	1,601
Series AF-5524, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,699	1,701
Series FA-5525, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,604	1,604
Series FH-5596, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 11/25/55 (a)	2,295	2,300
Series DF-5598, REMIC, 5.12%, (SOFR 30-Day Average + 1.25%), 11/25/55 (a)	1,956	1,962
Federal National Mortgage Association, Inc.
Series 2007-FC-44, REMIC, 4.32%, (SOFR 30-Day Average + 0.44%), 05/25/37 (a)	1,115	1,103
Series 2014-KF-10, REMIC, 4.44%, (SOFR 30-Day Average + 0.56%), 03/25/44 (a)	1,120	1,105
Series 2017-FC-112, REMIC, 4.34%, (SOFR 30-Day Average + 0.46%), 01/25/48 (a)	1,681	1,636
Series 2018-FE-85, REMIC, 4.29%, (SOFR 30-Day Average + 0.41%), 12/25/48 (a)	818	806
Series 2019-FB-49, REMIC, 4.47%, (SOFR 30-Day Average + 0.59%), 09/25/49 (a)	1,228	1,209
Series 2025-FK-26, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 06/25/54 (a)	1,722	1,724
Series 2025-FA-31, REMIC, 5.17%, (SOFR 30-Day Average + 1.30%), 06/25/54 (a)	1,747	1,756
Series 2024-FH-82, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 11/25/54 (a)	1,230	1,234
Series 2025-FQ-15, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 04/25/55 (a)	1,851	1,858
Series 2025-FM-28, REMIC, 5.12%, (SOFR 30-Day Average + 1.25%), 04/25/55 (a)	1,894	1,903
Government National Mortgage Association
Series 2017-QF-141, REMIC, 4.15%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,090	1,070
Series 2018-BF-125, REMIC, 4.74%, (1 Month Term SOFR + 0.86%), 06/20/48 (a)	1,187	1,174
Series 2025-QF-196, REMIC, 5.07%, (SOFR 30-Day Average + 1.15%), 11/20/55 (a)	1,996	2,000
Government National Mortgage Association REMIC Trust 2024-025
Series 2024-AF-25, REMIC, 4.47%, (SOFR 30-Day Average + 0.51%), 02/20/49 (a) (c)	1,122	1,104
		40,713
Mortgage-Backed Securities 1.8%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53 - 12/01/54	4,960	5,151
5.50%, 07/01/53 - 02/01/55	5,041	5,159
Federal National Mortgage Association, Inc.
6.31%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 11/01/42 (a)	283	294
5.00%, 01/01/43 - 08/01/43	3,982	4,033
5.50%, 08/01/45 - 04/01/55	8,285	8,481
6.00%, 10/01/53	1,796	1,855
		24,973
U.S. Treasury Inflation Indexed Securities 1.0%
Treasury, United States Department of
2.38%, 01/15/27 (f)	4,521	4,557
0.13%, 04/15/27 (f)	6,654	6,533
1.63%, 10/15/27 (f)	3,363	3,389
		14,479
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 6.40%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a) (c)	920	887
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.25%, 11/25/30 (a)	5,775	5,492
Freddie Mac Multifamily Securities 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 5.90%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a) (c)	457	453
Freddie Mac Multifamily Securities 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 7.32%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a) (c)	500	497
		7,329
Sovereign 0.2%
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (g)	800	810
Gobierno de La Republica del Paraguay
5.00%, 04/15/26 (g)	400	400
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 05/07/29	300	304
Morocco, Kingdom of
2.38%, 12/15/27 (g)	300	288
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (g)	350	354
5.50%, 02/22/29 (g)	400	406
		2,562
Total Government And Agency Obligations (cost $424,041)		425,096
CORPORATE BONDS AND NOTES 15.8%
Financials 4.8%
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	1,308	1,344
5.75%, 06/06/28	707	732
AIG Global Funding
5.75%, 07/02/26 (d)	1,567	1,581
American Express Company
4.73%, 04/25/29	1,672	1,698
Athene Global Funding
4.73%, (SOFR + 0.85%), 05/08/26 (a) (d)	1,772	1,775
4.72%, 10/08/29 (d)	746	746
5.03%, 07/17/30 (d)	1,183	1,192

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Aviation Capital Group LLC
6.25%, 04/15/28 (d)	291	302
4.80%, 10/24/30 (d)	2,461	2,462
Avilease Capital Limited
4.75%, 11/12/30 (d)	1,040	1,035
Avolon Holdings Funding Limited
6.38%, 05/04/28 (d)	985	1,026
5.38%, 05/30/30 (d)	1,117	1,147
Banco de Bogota
6.25%, 05/12/26 (g)	800	803
Banco de Credito del Peru
3.25%, 09/30/31 (g)	190	188
3.25%, 09/30/31 (d)	550	544
Banco Industrial S.A.
4.88%, 01/29/31 (g)	650	646
Banco Internacional Del Peru S.A.A. – Interbank
6.40%, 04/30/35 (g)	350	364
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (g)	500	490
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
7.53%, 10/01/28 (g)	550	588
Bank of America Corporation
3.56%, 04/23/27	802	801
4.98%, 01/24/29	2,245	2,287
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (d)	500	519
Bank of Montreal
4.64%, 09/10/30 (h)	1,398	1,416
Banque Federative du Credit Mutuel
4.59%, 10/16/28 (d)	1,795	1,814
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.88%, 09/13/34 (g)	700	699
BPCE
5.88%, 01/14/31 (d)	1,475	1,540
Brown & Brown, Inc.
4.70%, 06/23/28	325	329
4.50%, 03/15/29	379	380
CaixaBank, S.A.
6.21%, 01/18/29 (d)	1,204	1,251
Charles Schwab Corporation, The
4.84%, (SOFR + 1.05%), 03/03/27 (a)	606	610
Citigroup Inc.
4.58%, 05/29/27	2,143	2,165
4.79%, 03/04/29	1,199	1,216
4.54%, 09/19/30	2,565	2,585
CNA Financial Corporation
3.90%, 05/01/29	371	367
Credit Agricole S.A.
5.23%, 01/09/29 (d)	1,477	1,508
Daimler Trucks Finance North America LLC
4.30%, 08/12/27 (d)	953	957
DBS Group Holdings Ltd
1.82%, 03/10/31 (g)	800	796
Fiserv, Inc.
4.75%, 03/15/30	1,741	1,750
Global Payments Inc.
5.30%, 08/15/29	594	608
4.88%, 11/15/30	1,036	1,037
Goldman Sachs Bank USA
4.47%, (SOFR + 0.77%), 03/18/27 (a) (d)	987	988
Goldman Sachs Group, Inc., The
4.15%, 10/21/29	1,049	1,049
Intergroup Financial Services Corp.
4.13%, 10/19/27 (g)	600	596
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (g)	500	499
JPMorgan Chase & Co.
4.88%, (SOFR + 0.92%), 04/22/28 (a)	1,214	1,220
4.92%, 01/24/29	2,252	2,294
LPL Holdings, Inc.
4.63%, 11/15/27 (d)	718	718
M&T Bank Corporation
4.83%, 01/16/29	588	597
Minejesa Capital B.V.
4.63%, 08/10/30 (g)	180	179
National Rural Utilities Cooperative Finance Corporation
4.75%, 02/07/28	784	796
4.15%, 08/25/28	1,079	1,085
National Securities Clearing Corporation
4.70%, 05/20/30 (d)	1,391	1,420
Nationwide Building Society
6.56%, 10/18/27 (d)	200	204
NatWest Group PLC
4.96%, 08/15/30	1,569	1,601
New York Life Global Funding
4.23%, (SOFR + 0.48%), 06/09/26 (a) (d)	144	144
4.70%, 01/29/29 (d)	183	186
Oversea-Chinese Banking Corporation Limited
4.60%, 06/15/32 (g)	700	703
Pacific Life Global Funding II
4.39%, (SOFR + 0.62%), 06/04/26 (a) (d)	131	131
PayPal Holdings, Inc.
4.45%, 03/06/28	724	733
PT. Bank Negara Indonesia (persero)
3.75%, 03/30/26 (g)	700	694
Royal Bank of Canada
4.83%, (SOFR + 0.86%), 10/18/28 (a)	2,238	2,246
Truist Financial Corporation
7.16%, 10/30/29	1,860	2,007
UBS Group AG
6.33%, 12/22/27 (d)	430	439
United Overseas Bank Limited
1.75%, 03/16/31 (g)	500	497
2.00%, 10/14/31 (g) (h)	200	196
Wells Fargo & Company
5.03%, (SOFR + 1.07%), 04/22/28 (a)	2,173	2,185
6.30%, 10/23/29	1,058	1,118
		67,823
Industrials 2.3%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (g)	200	197
Aircastle Limited
5.25%, 03/15/30 (d)	1,043	1,065
Amrize Finance US LLC
4.70%, 04/07/28	1,175	1,189
BAE Systems PLC
3.40%, 04/15/30 (d)	2,065	1,996
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (g) (i)	827	675
Canadian Pacific Kansas City Limited
4.80%, 03/30/30	2,420	2,476
CRH SMW Finance Designated Activity Company
5.13%, 01/09/30	1,395	1,438
Delta Air Lines, Inc.
4.95%, 07/10/28	2,098	2,135
Element Fleet Management Corp.
6.32%, 12/04/28 (d)	1,384	1,460
5.04%, 03/25/30 (d)	1,146	1,171
Equifax, Inc.
4.80%, 09/15/29	1,363	1,386
GATX Corporation
4.70%, 04/01/29	1,127	1,139
4.00%, 06/30/30	72	71
JSW Infrastructure Limited
4.95%, 01/21/29 (g)	400	400
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (g)	648	671
MasTec, Inc.
4.50%, 08/15/28 (d)	2,126	2,113
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (g)	200	199
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (d)	1,551	1,568
Northrop Grumman Corporation
4.65%, 07/15/30	1,135	1,156
Paychex, Inc.
5.10%, 04/15/30	604	621
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Penske Truck Leasing Co., L.P.
5.25%, 02/01/30 (d)	2,175	2,239
Quanta Services, Inc.
4.75%, 08/09/27	1,386	1,404
4.50%, 01/15/31	1,017	1,018
Republic Services, Inc.
4.75%, 07/15/30	2,059	2,107
Ryder System, Inc.
5.25%, 06/01/28	80	82
4.30%, 12/01/30	833	830
Uber Technologies, Inc.
4.15%, 01/15/31	560	557
Veralto Corporation
5.50%, 09/18/26	709	715
5.35%, 09/18/28	618	637
Verisk Analytics, Inc.
4.50%, 08/15/30	566	571
		33,286
Utilities 2.0%
Adani Energy Solutions Limited
4.00%, 08/03/26 (g)	400	397
American Electric Power Company, Inc.
5.20%, 01/15/29	2,232	2,301
Black Hills Corporation
4.55%, 01/31/31	853	853
CenterPoint Energy, Inc.
5.40%, 06/01/29	691	716
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (g)	358	375
Chile Electricity PEC SpA
0.00%, 01/25/28 (d) (i)	1,085	976
Cometa Energia, S.A. de C.V.
6.38%, 04/24/35 (g)	147	154
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (g)	200	201
5.70%, 01/24/30 (d)	500	508
Dominion Energy, Inc.
5.00%, 06/15/30	1,210	1,243
DTE Energy Company
5.20%, 04/01/30	1,296	1,336
Empresa Electrica Angamos S.p.A.
4.88%, 05/25/29 (g)	182	163
Enel Finance International N.V.
5.13%, 06/26/29 (d)	1,175	1,205
4.38%, 09/30/30 (d)	1,077	1,073
Essential Utilities, Inc.
4.80%, 08/15/27	528	534
3.57%, 05/01/29	61	60
Evergy Kansas Central, Inc.
4.70%, 03/13/28	2,059	2,089
Exelon Corporation
5.15%, 03/15/29	724	745
FirstEnergy Transmission, LLC
4.55%, 01/15/30	435	438
GNL Quintero S.A.
4.63%, 07/31/29 (g)	659	660
JSW Energy Limited
4.13%, 05/18/31 (g)	452	421
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (g)	727	739
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (g)	290	287
National Fuel Gas Company
5.50%, 03/15/30 (j)	1,018	1,049
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (b)	2,349	2,379
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (d)	2,116	2,129
NiSource Inc.
5.25%, 03/30/28	598	613
5.20%, 07/01/29	477	491
Pinnacle West Capital Corporation
4.90%, 05/15/28	283	288
PT. Perusahaan Listrik Negara
4.13%, 05/15/27 (g)	700	698
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,041	1,074
5.88%, 10/15/28	1,179	1,231
Southern Company Gas Capital Corporation
4.05%, 09/15/28	349	349
Southern Power Company
4.25%, 10/01/30	846	845
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (g)	300	298
		28,918
Energy 1.6%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (g)	592	595
Boardwalk Pipelines, LP
4.45%, 07/15/27	678	681
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (g)	400	400
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	1,041	1,044
Cheniere Energy, Inc.
4.63%, 10/15/28	1,431	1,429
Coterra Energy Inc.
3.90%, 05/15/27	151	151
4.38%, 03/15/29	97	97
DCP Midstream Operating, LP
5.13%, 05/15/29	355	363
Devon Energy Corporation
5.25%, 10/15/27	350	349
Empresa Electrica Cochrane S.p.A.
5.50%, 05/14/27 (g)	325	321
Enbridge Inc.
6.00%, 11/15/28	543	571
Energy Transfer LP
6.05%, 12/01/26	1,422	1,445
6.10%, 12/01/28	1,076	1,131
Kinder Morgan Kansas, Inc.
5.00%, 02/01/29	1,103	1,129
MPLX LP
4.80%, 02/15/29	1,107	1,124
MV24 Capital B.V.
6.75%, 06/01/34 (g)	347	344
NGPL PipeCo LLC
4.88%, 08/15/27 (d)	1,369	1,376
Oleoducto Central S.A.
4.00%, 07/14/27 (g)	200	197
ONEOK, Inc.
5.38%, 06/01/29	979	1,009
4.40%, 10/15/29	1,113	1,116
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (g)	200	199
Petrobras Global Finance B.V.
6.00%, 01/27/28	600	611
5.13%, 09/10/30	100	98
PT. Pertamina (Persero)
1.40%, 02/09/26 (g)	700	697
Targa Resources Partners LP
6.88%, 01/15/29	1,773	1,775
5.50%, 03/01/30	1,803	1,831
Ultrapar International S.A.
5.25%, 06/06/29 (g)	200	200
Western Midstream Operating, LP
6.35%, 01/15/29	185	195
4.05%, 02/01/30 (b) (j)	1,303	1,275
Williams Companies, Inc., The
4.80%, 11/15/29	1,367	1,392
		23,145
Information Technology 1.4%
AppLovin Corporation
5.13%, 12/01/29	1,308	1,343
Arrow Electronics, Inc.
5.15%, 08/21/29	1,484	1,519

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Atlassian Corporation
5.25%, 05/15/29	1,102	1,133
Broadcom Inc.
5.05%, 07/12/29	612	631
4.35%, 02/15/30	641	645
4.20%, 10/15/30	663	663
Dell International L.L.C.
4.35%, 02/01/30	1,531	1,531
Foundry JV Holdco LLC
5.90%, 01/25/30 (d)	828	867
Hewlett Packard Enterprise Company
4.05%, 09/15/27	1,812	1,812
4.55%, 10/15/29	1,480	1,489
Kyndryl Holdings, Inc.
2.05%, 10/15/26	919	904
Marvell Technology, Inc.
5.75%, 02/15/29	1,068	1,115
4.75%, 07/15/30	835	845
Microchip Technology Incorporated
5.05%, 03/15/29	242	247
NXP B.V.
4.30%, 08/19/28	776	779
Oracle Corporation
4.45%, 09/26/30	609	595
Roper Technologies, Inc.
4.25%, 09/15/28	319	320
SK Hynix Inc.
4.25%, 09/11/28 (d)	2,820	2,830
Wipro IT Services, LLC
1.50%, 06/23/26 (g)	300	296
		19,564
Health Care 1.0%
AbbVie Inc.
4.88%, 03/15/30	830	854
Biogen Inc.
5.05%, 01/15/31	1,023	1,055
Cardinal Health, Inc.
5.13%, 02/15/29	1,093	1,125
Edwards Lifesciences Corporation
4.30%, 06/15/28	1,374	1,383
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,388	1,419
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	815	831
Illumina, Inc.
4.65%, 09/09/26	919	922
Mars, Incorporated
4.80%, 03/01/30 (d)	2,418	2,473
Merck & Co., Inc.
5.95%, 12/01/28	1,543	1,635
Solventum Corporation
5.45%, 02/25/27	420	426
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	887	894
5.05%, 02/19/30	1,302	1,342
		14,359
Real Estate 0.9%
Agree Limited Partnership
2.90%, 10/01/30	549	514
American Homes 4 Rent, L.P.
4.25%, 02/15/28	724	726
American Tower Corporation
4.90%, 03/15/30	3,624	3,698
Cubesmart, L.P.
4.38%, 02/15/29	989	991
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	519	521
Extra Space Storage LP
5.50%, 07/01/30	2,151	2,240
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	619	624
Phillips Edison Grocery Center Operating Partnership I, L.P.
2.63%, 11/15/31	1,093	980
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	561	534
VICI Properties Inc.
4.25%, 12/01/26 (d)	1,436	1,436
		12,264
Consumer Staples 0.8%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (g)	153	141
Altria Group, Inc.
6.20%, 11/01/28	373	394
4.50%, 08/06/30	615	620
Ashtead Capital, Inc.
4.25%, 11/01/29 (d)	1,112	1,098
B.A.T Capital Corporation
4.91%, 04/02/30	61	62
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	840	835
5.93%, 02/02/29	987	1,036
BRF GmbH
4.35%, 09/29/26 (g)	200	198
Campbell's Company, The
5.20%, 03/19/27	578	586
Diageo Investment Corporation
5.13%, 08/15/30	436	452
Imperial Brands Finance PLC
4.50%, 06/30/28 (d)	1,356	1,367
Minerva Luxembourg S.A.
5.88%, 01/19/28 (g)	400	399
NBM US Holdings, Inc.
7.00%, 05/14/26 (g)	413	412
6.63%, 08/06/29 (g)	250	253
Prumo Participacoes E Investimentos S.A.
7.50%, 12/31/31 (g)	405	415
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (d)	1,094	1,113
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (g) (i)	147	110
Sysco Corporation
5.10%, 09/23/30	1,122	1,158
		10,649
Materials 0.5%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	200	194
Avery Dennison Corporation
4.88%, 12/06/28	247	252
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (g) (k)	300	299
Corporacion Nacional del Cobre de Chile
3.63%, 08/01/27 (g)	200	198
Freeport-McMoRan Inc.
4.13%, 03/01/28	300	299
Nutrien Ltd.
4.90%, 03/27/28	1,142	1,163
OCP S.A.
6.10%, 04/30/30 (g)	300	314
PT. Freeport Indonesia
4.76%, 04/14/27 (d)	600	602
Rio Tinto Finance (USA) PLC
4.88%, 03/14/30	1,453	1,493
Sherwin-Williams Company, The
4.55%, 03/01/28	592	599
4.30%, 08/15/28	1,048	1,055
Sonoco Products Company
4.45%, 09/01/26	730	732
		7,200
Consumer Discretionary 0.4%
Cosan Limited
5.50%, 09/20/29 (g)	600	587
Darden Restaurants, Inc.
4.35%, 10/15/27	668	672
Hyundai Capital America
4.55%, 09/26/29 (d)	1,336	1,342

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Marriott International, Inc.
4.80%, 03/15/30	1,364	1,391
Meritage Homes Corporation
5.13%, 06/06/27	1,117	1,124
3.88%, 04/15/29 (d)	158	155
O'Reilly Automotive, Inc.
5.75%, 11/20/26	675	684
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer
3.25%, 03/22/28 (g)	400	391
		6,346
Communication Services 0.1%
Digicel Group Holdings Limited
0.00%, 12/31/30 (d) (i) (l)	136	4
Meta Platforms, Inc.
4.20%, 11/15/30	483	484
Millicom International Cellular S.A.
5.13%, 01/15/28 (g)	720	718
Telefonica Celular del Paraguay S.A.E.
5.88%, 04/15/27 (g)	200	199
		1,405
Total Corporate Bonds And Notes (cost $221,502)		224,959
SENIOR FLOATING RATE INSTRUMENTS 2.0%
Industrials 0.5%
APi Group DE, Inc.
2025 Term Loan, 5.67%, (1 Month Term SOFR + 1.75%), 01/03/29 (a)	1,334	1,339
Colossus Acquireco LLC
Term Loan B, 5.87%, (SOFR + 1.75%), 06/12/32 (a)	933	932
Corpay Technologies Operating Company LLC
Term Loan B5, 5.67%, (1 Month Term SOFR + 1.75%), 04/28/28 (a)	1,232	1,233
CPI Holdco B LLC
2024 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	203	204
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	330	331
2024 1st Lien Term Loan B2, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	125	126
Prime Security Services Borrower, LLC
2025 Incremental Term Loan B, 5.58%, (1 Month Term SOFR + 1.75%), 03/08/32 (a)	1,090	1,088
Resideo Funding Inc.
2025 Incremental Term Loan, 5.72%, (3 Month Term SOFR + 2.00%), 08/08/32 (a)	440	441
Standard Industries Inc.
2021 Term Loan B, 5.48%, (1 Month Term SOFR + 1.75%), 08/05/28 (a)	711	714
Vertiv Group Corporation
2025 Term Loan, 5.61%, (1 Month Term SOFR + 1.75%), 08/07/32 (a)	766	769
		7,177
Consumer Discretionary 0.4%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.67%, (1 Month Term SOFR + 1.75%), 09/23/30 (a)	1,596	1,597
Allison Transmission Inc
Term Loan, 0.00%, (SOFR + 1.75%), 11/06/32 (a) (m)	425	427
Burlington Coat Factory Warehouse Corporation
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 09/19/31 (a)	1,129	1,130
Six Flags Entertainment Corporation
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 04/18/31 (a)	773	763
Somnigroup International Inc.
Term Loan B, 6.16%, (SOFR + 2.25%), 10/24/31 (a)	755	759
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 5.67%, (1 Month Term SOFR + 1.75%), 05/28/30 (a)	964	965
		5,641
Information Technology 0.3%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, (LIBOR + 3.00%), 05/01/26 (a) (l) (n) (o)	86	—
Energizer Holdings, Inc.
2025 Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 03/13/32 (a)	1,090	1,089
Gen Digital Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 02/13/32 (a)	552	553
Go Daddy Operating Company, LLC
2024 Term Loan B8, 5.67%, (1 Month Term SOFR + 1.75%), 11/09/29 (a)	1,657	1,659
Iron Mountain, Inc.
2023 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 01/31/31 (a)	967	966
		4,267
Communication Services 0.3%
CommScope, Inc.
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 12/15/29 (a)	1,425	1,426
Delta 2 (LUX) S.a r.l.
2024 Term Loan B1, 6.00%, (3 Month Term SOFR + 1.75%), 09/10/31 (a)	585	586
Flutter Financing B.V.
2024 Term Loan B, 5.75%, (3 Month Term SOFR + 1.75%), 11/30/30 (a)	963	961
WMG Acquisition Corp.
2024 Term Loan J, 5.57%, (3 Month Term SOFR + 1.75%), 01/24/31 (a)	980	982
		3,955
Utilities 0.2%
Calpine Corporation
2024 Term Loan B10, 5.67%, (1 Month Term SOFR + 1.75%), 01/31/31 (a)	1,138	1,138
NRG Energy, Inc.
2024 Term Loan, 5.59%, (3 Month Term SOFR + 1.75%), 03/27/31 (a)	1,661	1,665
		2,803
Financials 0.1%
Trans Union, LLC
2024 Term Loan B8, 5.67%, (1 Month Term SOFR + 1.75%), 06/06/31 (a)	326	327
2024 Term Loan B9, 5.67%, (1 Month Term SOFR + 1.75%), 06/24/31 (a)	1,285	1,286
Walker & Dunlop, Inc.
2025 Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 03/08/32 (a)	144	144
		1,757
Materials 0.1%
Reynolds Consumer Products LLC
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 02/19/32 (a)	1,090	1,095
Solstice Advanced Materials Inc.
Term Loan B, 5.59%, (3 Month Term SOFR + 1.75%), 09/16/32 (a)	395	397
		1,492
Consumer Staples 0.1%
Froneri Lux Finco S.a r.l.
2024 USD Term Loan B4, 6.20%, (6 Month Term SOFR + 2.25%), 09/16/31 (a)	971	969
Total Senior Floating Rate Instruments (cost $28,102)		28,061
SHORT TERM INVESTMENTS 8.9%
Investment Companies 8.9%
JNL Government Money Market Fund - Class I, 3.64% (p) (q)	126,466	126,466
Total Short Term Investments (cost $126,466)		126,466
Total Investments 100.1% (cost $1,448,200)		1,421,037
Other Derivative Instruments (0.4)%		(5,992)
Other Assets and Liabilities, Net 0.3%		4,139
Total Net Assets 100.0%		1,419,184

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(c) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $67,056 and 4.7% of the Fund.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Non-income producing security.

(o) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	82,336	595,891	551,761	2,092	—	—	126,466	8.9

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	08/16/23	389	397	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/31/22	134	141	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	10/20/23	184	197	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/06/22	570	595	0.1
Banco de Bogota, 6.25%, 05/12/26	09/29/23	797	803	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	09/22/25	187	188	—
Banco Industrial S.A., 4.88%, 01/29/31	11/01/23	620	646	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 6.40%, 04/30/35	12/10/25	363	364	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	10/19/23	424	490	—
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico, 7.53%, 10/01/28	09/25/23	561	588	0.1
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico, 5.88%, 09/13/34	11/15/24	670	699	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	01/19/24	658	675	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	06/23/25	398	400	—
BRF GmbH, 4.35%, 09/29/26	04/15/25	198	198	—
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	11/04/24	293	299	—
Chile Electricity Lux MPC S.a r.l., 6.01%, 01/20/33	03/18/25	365	375	—
Cometa Energia, S.A. de C.V., 6.38%, 04/24/35	03/11/25	146	154	—
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	06/11/24	197	201	—
Corporacion Nacional del Cobre de Chile, 3.63%, 08/01/27	10/01/25	198	198	—
Cosan Limited, 5.50%, 09/20/29	03/19/25	589	587	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	787	796	0.1
Empresa Electrica Angamos S.p.A., 4.88%, 05/25/29	01/14/20	183	163	—
Empresa Electrica Cochrane S.p.A., 5.50%, 05/14/27	05/11/21	323	321	—
GNL Quintero S.A., 4.63%, 07/31/29	08/04/21	674	660	0.1
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	11/25/24	780	810	0.1
Gobierno de La Republica del Paraguay, 5.00%, 04/15/26	08/19/25	401	400	—
Intergroup Financial Services Corp., 4.13%, 10/19/27	05/03/24	577	596	0.1
Itau Unibanco Holding S.A., 3.88%, 04/15/31	07/22/25	497	499	—
JSW Energy Limited, 4.13%, 05/18/31	11/13/23	396	421	—
JSW Infrastructure Limited, 4.95%, 01/21/29	01/15/25	389	400	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	01/19/24	641	671	0.1
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	12/08/23	714	739	0.1
Millicom International Cellular S.A., 5.13%, 01/15/28	06/21/21	693	718	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	10/21/25	179	179	—
Minerva Luxembourg S.A., 5.88%, 01/19/28	09/23/24	399	399	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
MISC Capital Two (Labuan) Limited, 3.75%, 04/06/27	10/09/25	198	199	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	273	287	—
Morocco, Kingdom of, 2.38%, 12/15/27	04/03/25	284	288	—
MV24 Capital B.V., 6.75%, 06/01/34	11/21/23	327	344	—
NBM US Holdings, Inc., 7.00%, 05/14/26	08/31/23	413	412	—
NBM US Holdings, Inc., 6.63%, 08/06/29	03/27/25	250	253	—
OCP S.A., 6.10%, 04/30/30	07/10/25	304	314	—
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	191	197	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	05/19/25	199	199	—
Oversea-Chinese Banking Corporation Limited, 4.60%, 06/15/32	09/15/25	703	703	0.1
Patrimonio en Fideicomiso D.S. N 093-2002-EF-InRetail Consumer, 3.25%, 03/22/28	05/06/25	380	391	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	08/15/25	354	354	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	12/03/24	395	406	—
Prumo Participacoes E Investimentos S.A., 7.50%, 12/31/31	02/07/24	400	415	—
PT. Bank Negara Indonesia (persero), 3.75%, 03/30/26	04/02/24	696	694	0.1
PT. Pertamina (Persero), 1.40%, 02/09/26	05/29/25	698	697	0.1
PT. Perusahaan Listrik Negara, 4.13%, 05/15/27	03/22/23	691	698	0.1
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	06/12/25	108	110	—
Telefonica Celular del Paraguay S.A.E., 5.88%, 04/15/27	11/07/23	193	199	—
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	09/23/25	298	298	—
Ultrapar International S.A., 5.25%, 06/06/29	03/19/25	197	200	—
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	499	497	—
United Overseas Bank Limited, 2.00%, 10/14/31	10/01/25	195	196	—
Wipro IT Services, LLC, 1.50%, 06/23/26	05/20/25	295	296	—
		24,115	24,614	1.7

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Index
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BCL	01/09/26	48,000	—	173
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	03/20/26	74,000	—	102
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	02/05/26	105,000	—	(2,350)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	05/15/26	69,000	—	(106)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	04/09/26	72,000	—	(683)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	01/22/26	98,000	—	(1,303)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.39% (MT)	BNP	04/30/26	78,000	—	636
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	04/17/26	53,000	—	1,096
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	BOA	05/29/26	87,000	—	593
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	03/06/26	62,000	—	(953)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	05/08/26	48,000	—	1,278
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	01/16/26	96,000	—	(825)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.38% (MT)	BOA	02/13/26	68,000	—	(527)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	02/27/26	79,000	—	(2,109)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	01/30/26	99,000	—	(1,255)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	06/03/26	57,000	—	(394)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	03/18/26	59,000	—	(270)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	04/01/26	64,000	—	1,886
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	02/18/26	29,000	—	(485)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of +0.40% (MT)	CIB	05/22/26	86,000	—	(496)
					—	(5,992)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#documents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	616,455	—	616,455
Government And Agency Obligations	—	425,096	—	425,096
Corporate Bonds And Notes	—	224,955	4	224,959
Senior Floating Rate Instruments	—	28,061	—	28,061
Short Term Investments	126,466	—	—	126,466
	126,466	1,294,567	4	1,421,037
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	5,764	—	5,764
	—	5,764	—	5,764
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(11,756)	—	(11,756)
	—	(11,756)	—	(11,756)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.4%
Mortgage-Backed Securities 33.8%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	76,735	69,721
4.00%, 09/01/43 - 08/01/52	14,052	13,483
3.50%, 01/01/48	2,004	1,879
2.50%, 02/01/52	11,676	9,999
4.50%, 08/01/52	6,842	6,712
5.50%, 02/01/53 - 09/01/53	11,712	12,051
5.00%, 06/01/53	11,832	11,855
6.00%, 08/01/53 - 02/01/55	56,865	59,281
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	11,039	10,840
6.18%, 12/01/28	8,268	8,654
2.48%, 11/01/29	16,159	15,247
1.90%, 05/01/30	9,882	9,078
4.65%, 05/01/30	13,450	13,658
5.45%, 01/01/31	6,907	7,097
2.63%, 04/01/32	62,149	56,237
1.83%, 11/01/33	6,300	5,290
3.00%, 03/01/35 - 04/01/51	41,234	37,273
3.50%, 09/01/43 - 04/01/52	37,017	34,595
4.00%, 01/01/48	1,772	1,710
2.50%, 09/01/50 - 03/01/51	56,306	48,294
2.00%, 10/01/50 - 02/01/51	24,131	19,784
5.00%, 08/01/52 - 11/01/53	40,746	41,044
5.50%, 05/01/53 - 02/01/55	55,033	56,498
6.00%, 02/01/54	14,391	14,997
Government National Mortgage Association
3.50%, 10/20/45	1,075	979
2.50%, 08/20/51	27,968	24,143
5.00%, 12/20/55 (a)	15,000	14,998
		605,397
Collateralized Mortgage Obligations 17.8%
Connecticut Avenue Securities Trust 2024-R04
Series 2024-1A1-R04, REMIC, 4.87%, (SOFR 30-Day Average + 1.00%), 05/25/44 (a)	12,976	12,989
Federal Home Loan Mortgage Corporation
Series UB-4247, REMIC, 3.00%, 09/15/33	5,608	5,462
Series EB-4247, REMIC, 3.50%, 09/15/33	3,033	2,999
Interest Only, Series SM-3780, REMIC, 2.40%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	3,709	355
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	20
Series KM-4141, REMIC, 1.75%, 12/15/42	6,697	5,828
Series CS-4156, REMIC, 0.43%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,198	2,355
Series 2023-M1B-HQA2, REMIC, 7.22%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,092
Series UZ-4508, REMIC, 3.00%, 07/15/43	563	464
Series 2024-M2-DNA3, REMIC, 5.32%, (SOFR 30-Day Average + 1.45%), 10/25/44 (a)	8,450	8,458
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,317	2,224
Series GZ-4612, REMIC, 3.00%, 09/15/46	21,348	19,120
Series MY-4677, REMIC, 3.50%, 04/15/47	8,228	7,198
Series DZ-4894, REMIC, 3.50%, 06/15/49	4,323	3,998
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	16,570	2,572
Series ZP-5028, REMIC, 1.50%, 10/25/50	7,007	3,185
Series NH-5250, REMIC, 3.00%, 08/25/52	24,493	21,453
Interest Only, Series MS-4291, REMIC, 1.80%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	1,741	181
Series FH-5470, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 11/25/54 (a)	15,210	15,239
Series FP-5473, REMIC, 5.17%, (SOFR 30-Day Average + 1.30%), 11/25/54 (a)	16,243	16,325
Series FD-5599, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 10/25/55 (a)	18,033	18,094
Series CF-5596, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 11/25/55 (a)	17,971	18,029
Federal National Mortgage Association, Inc.
Interest Only, Series C55-426, 2.50%, 11/25/50	38,395	5,557
Interest Only, Series C26-437, 4.50%, 01/25/52	18,200	4,648
Interest Only, Series C60-426, 3.50%, 02/25/52	15,709	2,904
Interest Only, Series C8-437, 2.50%, 06/25/52	28,707	4,456
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	207	196
Interest Only, Series 2005-S-2, REMIC, 2.61%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	1,527	97
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	223	215
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	803	777
Interest Only, Series 2011-ES-93, REMIC, 2.51%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	639	58
Interest Only, Series 2018-ST-25, REMIC, 2.06%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	4,514	340
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	509	496
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	8,334	7,682
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,789	12,695
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	18,645	15,747
Interest Only, Series 2024-IE-96, REMIC, 3.00%, 02/25/51	36,109	5,793
Interest Only, Series 2021-MI-3, REMIC, 3.50%, 02/25/51	11,996	2,259
Government National Mortgage Association
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	920	867
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	8,229	1,689
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	8,060	1,354
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	10,266	233
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	32,469	4,616
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	31,266	4,473
Interest Only, Series 2020-AI-173, REMIC, 2.50%, 11/20/50	12,906	1,980
Interest Only, Series 2020-SB-185, REMIC, 2.45%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	32,421	4,507
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	42,742	6,168
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	24,317	3,178
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	22,393	3,245
Interest Only, Series 2023-IO-19, REMIC, 2.50%, 02/20/51	35,144	4,963
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	13,603	2,254
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	14,723	101
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	46,133	1,128
Interest Only, Series 2021-IA-116, REMIC, 2.50%, 06/20/51	16,436	2,314
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	31,267	5,234
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	17,554	11,256
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	35,058	4,969
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	17,261	3,277
Interest Only, Series 2021-AI-221, REMIC, 3.50%, 12/20/51	24,465	4,388
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,688	6,842
Government National Mortgage Association REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	11,315	1,892
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	23,138	3,855
		318,343

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 3.7%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.46%, 05/25/30 (a)	11,728	11,292
Interest Only, Series 2020-X1-M15, REMIC, 1.45%, 09/25/31 (a)	32,885	1,790
Interest Only, Series 2020-AX-M21, REMIC, 1.79%, 01/25/58 (a)	26,404	2,779
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	72,457	3,535
Interest Only, Series 2022-IO-14, REMIC, 0.65%, 12/16/61 (a)	36,327	1,597
Interest Only, Series 2021-IO-20, REMIC, 1.14%, 08/16/62 (a)	53,420	3,876
Interest Only, REMIC, 0.82%, 02/16/63 (a)	52,094	3,052
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	63,815	3,160
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	10,381	566
Interest Only, Series 2021-IO-22, REMIC, 0.97%, 05/16/63 (a)	17,138	1,088
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	76,495	5,068
Interest Only, Series 2021-IO-79, REMIC, 0.87%, 08/16/63 (a)	38,098	2,223
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	74,944	2,674
Interest Only, Series 2021-IO-200, REMIC, 0.89%, 11/16/63 (a)	82,847	5,593
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	28,265	1,415
Interest Only, Series 2025-IO-21, REMIC, 0.95%, 04/16/65 (a)	39,513	2,748
Interest Only, Series 2024-AI-170, REMIC, 0.76%, 10/16/65 (a)	49,137	3,125
Interest Only, Series 2024-IO-158, REMIC, 1.08%, 12/16/65 (a)	47,919	3,706
Interest Only, Series 2025-IO-202, REMIC, 0.72%, 09/16/67 (a)	100,340	7,309
		66,596
U.S. Treasury Inflation Indexed Securities 1.1%
Treasury, United States Department of
0.38%, 07/15/27 (b)	5,697	5,631
1.63%, 10/15/27 (b)	7,375	7,431
0.50%, 01/15/28 (b)	5,729	5,629
		18,691
Total Government And Agency Obligations (cost $1,050,188)		1,009,027
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 40.7%
1345 Trust 2025-AOA
Series 2025-A-AOA, REMIC, 5.35%, (1 Month Term SOFR + 1.60%), 06/15/27 (a)	1,260	1,264
AASET 2024-1
Series 2024-A2-1A, 6.26%, 05/16/31 (c)	2,292	2,347
Series 2024-B-1A, 6.90%, 05/16/31 (c)	817	828
AASET 2024-2 Ltd
Series 2024-A-2A, 5.93%, 09/16/31 (c)	3,633	3,675
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 2.82%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (c) (d)	3,042	2,193
ACRES 2025-FL3, LLC
Series 2025-A-FL3, REMIC, 5.35%, (1 Month Term SOFR + 1.62%), 08/18/40 (a)	2,550	2,553
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.00%, (1 Month Term SOFR + 1.26%), 10/20/36 (a)	178	178
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 6.45%, 12/25/28 (a) (c) (d)	2,027	1,724
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,908
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,930
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,513
Allegro CLO V-S Ltd
Series 2024-A1-2A, 5.37%, (3 Month Term SOFR + 1.50%), 07/24/37 (a)	3,000	3,009
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,399	1,130
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 4.72%, 11/25/35 (a) (d)	12,080	7,327
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	871	867
Alternative Loan Trust 2006-19CB
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	4,836	2,565
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 4.21%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (c) (d)	2,418	2,337
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,894	4,862
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 1.55%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	2,989	294
Series 2007-1A6-5CB, REMIC, 4.45%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	2,989	1,120
Angel Oak Mortgage Trust 2025-7
Series 2025-A3-7, REMIC, 5.92%, 06/25/29 (a) (c)	2,072	2,091
Series 2025-M1-7, REMIC, 6.35%, 06/25/29	3,800	3,859
Apidos CLO XLIII Ltd
Series 2022-A1R-39A, 5.12%, (3 Month Term SOFR + 1.23%), 10/21/38 (a)	1,000	1,001
Apidos CLO XLVIII Ltd
Series 2024-A1-48A, 5.30%, (3 Month Term SOFR + 1.44%), 07/27/37 (a)	2,000	2,006
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 5.21%, (1 Month Term SOFR + 1.46%), 11/17/36 (a)	1,201	1,201
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.43%, (SOFR 30-Day Average + 1.45%), 01/15/37 (a)	1,083	1,083
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.09%, (1 Month Term SOFR + 1.40%), 02/20/29 (a)	2,500	2,497
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.47%, (1 Month Term SOFR + 1.75%), 06/15/27 (a)	1,270	1,270
AREIT 2024-CRE9 Ltd
Series 2024-A-CRE9, 5.44%, (1 Month Term SOFR + 1.69%), 01/17/29 (a) (c)	394	394
AREIT 2025-CRE10 LTD
Series 2025-A-CRE10, 5.12%, (1 Month Term SOFR + 1.38%), 07/19/38 (a)	2,710	2,707
Bain Capital Credit CLO 2022-6, Limited
Series 2022-A1R-6A, 5.23%, (3 Month Term SOFR + 1.37%), 01/22/38 (a)	1,500	1,502
Bain Capital Credit CLO 2024-6 Ltd
Series 2024-A1-6A, 5.20%, (3 Month Term SOFR + 1.33%), 01/21/38 (a)	5,000	5,012
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,067	1,896
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	281
Bank5 2024-5YR10
Series 2024-B-5YR10, REMIC, 6.14%, 10/17/29	2,747	2,827
Bank5 2025-5YR13
Series 2025-A3-5YR18, REMIC, 5.15%, 11/18/30	1,514	1,555
Battalion CLO XXIII Ltd.
Series 2022-A1R-23A, 5.32%, (3 Month Term SOFR + 1.42%), 10/15/37 (a)	1,000	1,004
Bayswater Park CLO, Ltd.
Series 2023-A1R-1A, 4.88%, (3 Month Term SOFR + 1.21%), 01/20/39 (a)	1,000	1,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.21%, 07/17/54 (a)	20,898	1,014
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.33%, 09/17/54 (a)	41,347	2,080
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 0.92%, 11/18/54 (a)	12,078	443
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.54%, 02/18/54 (a)	33,938	2,016
BBCMS Mortgage Trust 2024-5C29
Series 2024-A3-5C29, REMIC, 5.21%, 09/17/29	2,629	2,701
BBCMS Mortgage Trust 2025-5C37
Series 2025-A3-5C37, REMIC, 5.02%, 09/15/58	2,512	2,568
BBCMS Mortgage Trust 2025-5C38
Series 2025-A3-5C38, REMIC, 5.15%, 10/18/30	2,469	2,538
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 4.80%, (1 Month Term SOFR + 1.05%), 07/15/37 (a) (c)	1,599	1,566
BDS 2024-FL13 LLC
Series 2024-A-FL13, 5.31%, (1 Month Term SOFR + 1.58%), 06/19/29 (a) (c)	2,600	2,607
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	119	118
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.40%, 05/16/53 (a)	83,505	737
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.66%, 09/17/53 (a)	30,997	1,391
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.23%, 07/17/54 (a)	19,627	921
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.70%, 09/17/54 (a)	38,734	1,304
Benchmark 2024-V10 Mortgage Trust
Series 2024-A3-V10, REMIC, 5.28%, 09/17/29	2,650	2,726
Benchmark 2024-V6 Mortgage Trust
Series 2024-A3-V6, REMIC, 5.93%, 03/16/29	2,477	2,586
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	2,636	2,736
Benchmark 2025-V17 Mortgage Trust
Series 2025-A3-V17, REMIC, 5.07%, 08/16/30	2,505	2,566
Benchmark 2025-V18 Mortgage Trust
Series 2025-AS-V18, REMIC, 5.59%, 10/18/30 (a)	1,650	1,699
Benchmark 2025-V19 Mortgage Trust
Series 2025-A3-V19, REMIC, 5.25%, 12/16/30	2,450	2,528
Benefit Street Partners CLO 46 Ltd
Series 2025-A-46A, 0.00%, (3 Month Term SOFR + 1.21%), 01/25/39 (a)	5,000	5,000
Benefit Street Partners CLO XXXVII Ltd
Series 2024-A-37A, 5.21%, (3 Month Term SOFR + 1.35%), 01/25/38 (a)	500	501
BFLD Trust 2025-EWEST
Series 2025-C-EWEST, REMIC, 5.85%, (1 Month Term SOFR + 2.10%), 06/15/27 (a)	1,270	1,270
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 5.90%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	3,007
BMO 2024-5C7 Mortgage Trust
Series 2024-AS-5C7, REMIC, 5.89%, 11/19/57 (a)	1,834	1,884
Bojangles Issuer LLC
Series 2024-A2-1A, 6.58%, 11/20/29	1,995	2,016
BPR Trust 2021-TY
Series 2021-A-TY, REMIC, 4.92%, (1 Month Term SOFR + 1.16%), 09/15/38 (a)	1,700	1,699
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,326
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (c)	10,362	10,414
Bridge Street CLO I Ltd
Series 2020-A1R-1A, 5.43%, (3 Month Term SOFR + 1.55%), 07/20/37 (a)	10,000	10,026
Bridge Street CLO IV Ltd
Series 2024-A-1A, 5.48%, (3 Month Term SOFR + 1.60%), 04/20/37 (a)	1,000	1,002
Bridgecrest Lending Auto Securitization Trust 2025-2
Series 2025-C-2, 5.17%, 01/18/28	2,000	2,021
BSTN Commercial Mortgage Trust 2025-HUB
Series 2025-A-HUB, REMIC, 5.06%, 04/15/31 (a)	1,080	1,085
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 4.55%, (1 Month Term SOFR + 0.80%), 10/15/38 (a)	683	679
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 4.76%, (1 Month Term SOFR + 1.01%), 02/15/39 (a)	340	339
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.13%, (1 Month Term SOFR + 1.38%), 08/16/27 (a)	1,207	1,206
BX Trust
Series 2025-C-ARIA, REMIC, 5.52%, 12/13/30 (a)	1,093	1,102
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (a)	1,860	1,716
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	1,652	1,583
Carlyle US CLO 2017-2, Ltd.
Series 2017-AR2-2A, 5.37%, (3 Month Term SOFR + 1.49%), 07/20/37 (a)	2,500	2,506
Carlyle US CLO 2023-3 Ltd
Series 2023-A1R-3A, 5.12%, (3 Month Term SOFR + 1.23%), 10/15/38 (a)	1,000	999
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 3.94%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (c) (d)	1,666	1,642
Carval CLO IX-C Ltd.
Series 2024-A-1A, 5.56%, (3 Month Term SOFR + 1.68%), 04/20/37 (a)	1,000	1,002
Carval CLO X-C Ltd.
Series 2024-A-2A, 5.34%, (3 Month Term SOFR + 1.46%), 07/20/37 (a)	4,000	4,008
CBAM 2017-1 Ltd
Series 2017-AR2-1A, 5.72%, (3 Month Term SOFR + 1.39%), 01/20/38 (a)	3,000	3,011
CBAM 2017-2 Ltd
Series 2017-BR-2A, 5.99%, (3 Month Term SOFR + 2.11%), 07/17/34 (a)	1,500	1,501
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.27%, 11/15/27 (a)	243	228
Cedar Funding IX CLO Ltd
Series 2018-AR-9A, 5.30%, (3 Month Term SOFR + 1.42%), 07/20/37 (a)	1,000	1,003
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 4.92%, (1 Month Term SOFR + 5.09%), 07/12/30 (a)	1,703	1,721
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.34%, 05/10/58 (a)	25,977	41
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,298	2,195
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	1,882	829
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,122	785
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,002	6,058

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 0.99%, 02/12/49 (a)	5,603	14
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.64%, 04/16/49 (a)	9,330	29
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.67%, 07/25/47 (a)	1,145	982
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	535	518
CLI Funding IX LLC
Series 2025-A-1A, 5.35%, 06/22/37	1,899	1,915
Cmalt (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	908	810
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	666	625
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (c)	3,850	3,868
COLT 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68 (c)	2,645	2,661
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.62%, 10/15/46 (a)	2,173	11
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 0.57%, 02/12/48 (a)	1,875	2
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.64%, 02/12/26 (a)	1,340	1,333
Interest Only, Series 2016-XA-DC2, REMIC, 0.63%, 02/12/49 (a)	3,219	—
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 5.05%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	2,125	1,954
CommonBond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	70
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	4,889	2,419
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,023	1,152
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	869
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.53%, 06/17/52 (a)	8,521	359
CSMC 2019-RPL1 Trust
Series 2018-PT-SP3, REMIC, 4.35%, 09/25/58 (a)	13,034	11,232
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 04/25/65 (a)	7,000	6,868
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	831	782
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	2,130	1,903
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a)	6,793	6,046
Databank Issuer, LLC
Series 2021-A2-1A, 2.06%, 02/25/26	2,000	1,991
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.20%, 05/12/49 (a)	13,282	8
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 2.77%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (c) (d)	8,756	7,655
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-1A3-AR1, REMIC, 2.41%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (c) (d)	6,585	6,364
Series 2006-A2B-AB1, REMIC, 4.31%, 02/25/36 (a) (d)	2,562	2,376
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	472
ELP Commercial Mortgage Trust 2025-ELP
Series 2025-C-ELP, REMIC, 5.14%, 11/15/30 (a)	1,200	1,198
Empower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.46%, (3 Month Term SOFR + 1.60%), 04/27/37 (a)	5,000	5,012
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 1.48%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (c) (d)	4,723	2,531
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,459	895
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (c)	10,500	10,138
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	10,936
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 5.07%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (c)	1,107	1,108
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	840	807
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,001	1,658
GoodLeap Home Improvement Solutions Trust 2024-1
Series 2024-A-1A, REMIC, 5.35%, 04/20/33	992	998
Grace Trust
Series 2020-D-GRCE, REMIC, 2.68%, 12/12/30 (a)	1,845	1,615
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 4.88%, (1 Month Term SOFR + 1.13%), 07/15/39 (a)	213	213
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 4.95%, (1 Month Term SOFR + 1.20%), 07/15/31 (a) (c)	436	344
Series 2018-D-TWR, REMIC, 5.65%, (1 Month Term SOFR + 1.90%), 07/15/31 (a) (c)	1,000	140
Series 2018-E-TWR, REMIC, 6.15%, (1 Month Term SOFR + 2.40%), 07/15/31 (a) (c)	1,000	100
Series 2018-F-TWR, REMIC, 6.85%, (1 Month Term SOFR + 3.10%), 07/15/31 (a) (c)	1,000	83
Series 2018-G-TWR, REMIC, 7.97%, (1 Month Term SOFR + 4.22%), 07/15/31 (a) (c)	1,000	83
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 1.72%, 03/25/46 (a) (c) (d)	3,538	1,248
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.36%, 09/12/47 (a)	2,433	1
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 0.00%, 10/13/48 (a) (d)	782	599
Interest Only, Series 2015-XA-GC34, REMIC, 0.84%, 10/13/48 (a)	1,817	9
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.16%, 10/13/49 (a)	21,136	53
GS Mortgage Securities Trust 2017-GS7
Interest Only, Series 2017-C-2, REMIC, 1.02%, 08/12/50 (a)	30,481	317
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.34%, 03/10/28 (a)	2,000	1,831
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.01%, 02/12/52 (a)	36,901	1,011
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.61%, 02/14/53 (a)	45,298	905
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 1.20%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a) (d)	12,564	1,907

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
GWT Commercial Mortgage Trust 2024-WLF2
Series 2024-A-WLF2, REMIC, 5.44%, (1 Month Term SOFR + 1.69%), 05/15/26 (a)	2,500	2,507
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 7.92%, (3 Month Term SOFR + 4.06%), 08/01/26 (a)	54	54
HalseyPoint CLO II, Ltd.
Series 2020-AR-2A, 5.40%, (3 Month Term SOFR + 1.52%), 07/20/37 (a)	6,000	6,010
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,280	1,251
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,129	1,954
Series 2021-E-1, REMIC, 2.58%, 09/19/29	973	889
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,121	1,035
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (c)	3,200	3,207
Horizon Aircraft Finance III Limited
Series 2024-A-I, 5.38%, 09/15/31 (c)	2,344	2,351
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 2.77%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (c) (d)	1,722	1,119
Series 2007-A4-NC1, REMIC, 2.77%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (c) (d)	8,102	5,294
INCREF 2025-FL1 LLC
Series 2025-A-FL1, 5.46%, (1 Month Term SOFR + 1.73%), 10/22/42 (a)	2,530	2,535
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.29%, 09/25/36 (a)	492	468
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,216	3,088
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 2.63%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (c) (d)	3,805	1,870
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP
Series 2022-A-NLP, REMIC, 4.60%, (1 Month Term SOFR + 0.85%), 04/15/37 (a)	2,536	2,505
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 3.78%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (c) (d)	3,835	3,615
Series 2006-A4-HE3, REMIC, 3.78%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (c) (d)	1,433	1,355
Series 2006-A5-HE3, REMIC, 3.78%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (c) (d)	3,707	3,500
Series 2006-A5-WMC4, REMIC, 1.69%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (c) (d)	19,161	9,441
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.21%, 03/26/37 (a)	758	849
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.79%, 12/17/48 (a)	2,224	2,147
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,742
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.39%, 06/17/49 (a)	12,118	39
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,903
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Interest Only, Series 2020-XA-COR7, REMIC, 1.64%, 05/15/53 (a)	34,223	1,546
Katayma CLO II, Ltd.
Series 2024-A1-2A, 5.53%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,002
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 4.92%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (c)	1,100	1,097
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/42 (c)	6,304	6,284
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.14%, (1 Month Term SOFR + 1.39%), 11/01/29 (a) (c)	2,710	2,710
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.88%, 03/11/50 (a)	29,323	129
Luminace Abs-2024 Issuer LLC
Series 2024-A-1, 5.87%, 10/30/31	1,157	1,173
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-C-11MD, REMIC, 5.63%, 10/18/30 (a) (d)	1,250	1,261
Magnetite XL, Limited
Series 2024-A1-40A, 5.35%, (3 Month Term SOFR + 1.45%), 07/15/37 (a)	2,000	2,005
Marble Point CLO XXV Ltd
Series 2022-A1RR-2A, 5.07%, (3 Month Term SOFR + 1.19%), 10/20/36 (a)	2,000	2,003
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	1,698	986
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 5.53%, 11/25/35 (a)	8,114	3,624
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,578	766
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.34%, 10/25/47 (a)	9,553	2,530
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.36%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (c) (d)	27,055	9,143
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 1.04%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (c) (d)	16,016	4,031
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.93%, (1 Month Term SOFR + 1.19%), 10/21/36 (a)	646	646
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.28%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	610	610
MF1 2024-FL15 LLC
Series 2024-A-FL15, 5.44%, (1 Month Term SOFR + 1.69%), 08/18/41 (a)	2,500	2,505
MF1 2025-FL17 LLC
Series 2025-A-FL17, 5.05%, (1 Month Term SOFR + 1.32%), 02/21/40 (a)	2,710	2,705
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (c)	8,899	8,961
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.04%, 01/15/49 (a)	5,869	—
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.20%, 09/17/49 (a)	13,425	67
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.24%, 10/19/26 (a)	2,360	2,162
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2
Series 2025-A3-5C2, REMIC, 5.11%, 11/18/30	2,479	2,540
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,649
Interest Only, Series 2019-XA-L3, REMIC, 0.60%, 11/18/52 (a)	65,319	1,345
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (a)	2,452	2,442

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 0.75%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (c) (d)	16,791	5,967
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,082	358
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 1.28%, 04/25/37 (a) (d)	897	468
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,191	1,056
MP CLO VIII Ltd
Series 2015-ARR-2A, 5.32%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,501
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/36	1,018	629
Nassau 2018-I Ltd.
Series 2018-A-IA, 5.32%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	43	43
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 12/16/38	4,415	3,939
Navient Refinance Loan Trust 2025-C
Series 2025-A-C, 4.80%, 10/15/55	2,909	2,908
NBC Funding LLC
Series 2024-A2-1A, 6.75%, 07/30/31	1,489	1,523
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,724
New Residential Mortgage Loan Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.46%, 08/25/65 (a) (c)	806	808
Series 2025-M1-NQM5, REMIC, 6.09%, 08/25/65 (a)	1,150	1,151
NJ 2025-WBRK Mortgage Trust
Series 2025-A-WBRK, REMIC, 5.87%, 03/07/30	1,814	1,881
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 4.49%, 02/25/36 (a)	332	212
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 4.03%, 07/26/41 (a)	5,124	4,461
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	6,308
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (c)	3,140	3,136
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (c)	3,020	3,020
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (c)	2,662	2,666
OCP CLO 2017-13 Ltd
Series 2017-AR2-13A, 5.21%, (3 Month Term SOFR + 1.34%), 11/26/37 (a)	1,000	1,002
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.86%, 09/25/47 (a)	3,962	3,725
PRET 2024-NPL6, LLC
Series 2024-A1-NPL6, REMIC, 5.93%, 09/25/54 (c)	12,265	12,272
PRET 2024-NPL9, LLC
Series 2024-A1-NPL9, 5.85%, 12/25/27 (c)	6,852	6,856
Pret 2025-NPL7 LLC
Series 2025-A1-NPL7, 5.66%, 07/25/55 (c)	4,789	4,800
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	8,415
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	15,604
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,998
PRPM 2024-6, LLC.
Series 2024-A1-6, REMIC, 5.70%, 11/25/27 (c)	8,764	8,768
PRPM 2024-7 LLC
Series 2024-A1-7, 5.87%, 11/25/27 (c)	1,937	1,939
PRPM 2025-5, LLC
Series 2025-A1-5, 5.73%, 07/25/30 (c)	6,915	6,910
QTS Issuer ABS II LLC
Series 2025-B-1A, 5.78%, 10/05/55	3,500	3,462
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,217	995
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,207	1,057
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.95%, 08/25/35 (a)	2,588	2,226
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 4.30%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,206	1,170
Interest Only, Series 2007-1A6-B, REMIC, 2.20%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,206	248
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,143	2,018
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.07%, 01/25/36 (a)	3,580	2,565
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	9,075	3,234
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,383	1,144
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 4.30%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	4,994	1,885
Series 2007-1A2-A3, REMIC, 16.90%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	651	709
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,916	543
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,333	7,157
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	141	125
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	904	751
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	452	342
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	542	446
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	3,686	3,065
ROCK Trust 2024-CNTR
Series 2024-A-CNTR, REMIC, 5.39%, 11/15/41	1,376	1,411
Rockford Tower CLO 2024-1 Ltd
Series 2024-A1-1A, 5.49%, (3 Month Term SOFR + 1.61%), 04/20/37 (a)	2,000	2,004
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 0.94%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (c) (d)	15,228	4,871
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 5.37%, (1 Month Term SOFR + 1.61%), 05/15/28 (a)	1,330	1,323
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	4,646	4,515
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	2,180	1,858
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 10.20%, 05/25/30 (a)	150	145
SoFi Consumer Loan Program 2025-2 Trust
Series 2025-C-2, 5.22%, 06/25/34	5,000	5,055
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-D-4, 5.27%, 08/25/35	3,300	3,311
Sound Point CLO 38, Ltd.
Series 2024-A1-38A, 5.49%, (3 Month Term SOFR + 1.60%), 02/20/37 (a)	1,500	1,501

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.30%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (e)	929	930
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 5.95%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	851
Sound Point CLO XXI Ltd
Series 2018-A1AR-3A, 5.16%, (3 Month Term SOFR + 1.30%), 10/27/31 (a)	1,232	1,232
Sound Point CLO XXIII
Series 2019-AR-2A, 5.34%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	2,003
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 6.82%, 04/25/37 (a)	365	157
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	5,000
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 5.10%, (3 Month Term SOFR + 1.38%), 06/16/31 (a) (e)	78	78
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 5.62%, 11/25/35 (a)	2,399	1,962
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 2.20%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (c) (d)	4,351	2,671
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.48%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (c) (d)	20,500	7,230
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 2.42%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (c) (d)	4,479	2,602
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	4,834	2,230
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 5.05%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (c)	2,128	2,129
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	1,405	1,313
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	3,222	2,760
Switch ABS Issuer, LLC
Series 2025-B-2A, 6.24%, 10/25/30	750	748
Series 2024-A2-2A, 5.44%, 06/25/54	2,200	2,203
Taco Bell Funding, LLC
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	3,452
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	2,450	2,466
Trestles CLO 2017-1, Ltd.
Series 2021-AR1-4A, 5.07%, (3 Month Term SOFR + 1.28%), 11/01/38 (a)	2,000	2,001
Tricon Residential 2025-SFR2 Trust
Series 2025-A-SFR2, 5.20%, 07/31/44	3,344	3,393
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.59%, (1 Month Term SOFR + 1.65%), 02/17/39 (a) (c)	1,688	1,687
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.46%, 06/17/50 (a)	12,526	176
Upgrade Master Pass-Thru Trust
Series 2025-A-ST1, 5.44%, 02/15/29	703	708
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	808	806
Upstart Securitization Trust 2024-1
Series 2024-A-1, 5.33%, 11/20/34	1,101	1,101
Upstart Securitization Trust 2025-3
Series 2025-B-3, 5.02%, 09/20/35	3,000	2,992
Upstart Securitization Trust 2025-4
Series 2025-A2-4, 4.83%, 11/20/26	3,250	3,255
Vantage Data Centers Issuer, LLC
Series 2025-A2-2A, 5.24%, 11/15/55	2,440	2,418
VEGAS Trust 2024-TI
Series 2024-A-TI, REMIC, 5.52%, 11/15/27	937	952
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	113	112
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (c)	2,275	2,276
Verus Securitization Trust 2024-9
Series 2024-M1-9, REMIC, 6.20%, 11/25/69 (a)	4,000	4,044
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 5.40%, (3 Month Term SOFR + 1.51%), 10/20/31 (a)	35	35
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,477
Warwick Capital CLO 3 Ltd
Series 2024-A1-3A, 5.53%, (3 Month Term SOFR + 1.65%), 04/20/37 (a)	1,000	1,003
Warwick Capital CLO 4 Ltd.
Series 2024-A1-4A, 5.28%, (3 Month Term SOFR + 1.40%), 07/20/37 (a)	3,000	3,009
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 1.25%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (c) (d)	50	17
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 0.87%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (c) (d)	13,213	4,129
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	857	690
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,530	1,232
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 1.14%, 09/25/36 (a) (c) (d)	16,453	4,394
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	791	788
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	165	165
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.87%, 01/16/26 (a)	1,577	1,515
Series 2016-C-LC24, REMIC, 4.42%, 09/17/26 (a)	2,000	1,888
Interest Only, Series 2016-XA-C33, REMIC, 1.48%, 03/17/59 (a)	4,419	3
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	875	778
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	850	733
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	312	261
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.78%, 11/18/48 (a)	640	628
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 04/15/50 (a)	561	547
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 4.11%, 12/17/48 (a)	376	371
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.07%, 09/16/50 (a)	63,390	873
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.37%, 01/16/60 (a)	14,471	159
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.83%, 12/17/52 (a)	33,681	932

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.27%, 02/18/53 (a)	55,763	2,440
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.26%, 06/17/53 (a)	47,602	1,956
Wells Fargo Commercial Mortgage Trust 2025-5C7
Series 2025-A3-5C7, REMIC, 5.20%, 12/15/58	2,463	2,533
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	456	422
Total Non-U.S. Government Agency Asset-Backed Securities (cost $831,729)		727,838
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 3.64% (f) (g)	39,269	39,269
Total Short Term Investments (cost $39,269)		39,269
Total Investments 99.3% (cost $1,921,186)		1,776,134
Other Derivative Instruments (0.0)%		(705)
Other Assets and Liabilities, Net 0.7%		13,394
Total Net Assets 100.0%		1,788,823

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(d) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $1,008 and 0.1% of the Fund.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	9,530	583,204	553,465	1,040	—	—	39,269	2.2

JNL/DoubleLine Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	3,950	April 2026	824,008	(278)	709
United States 5 Year Note	2,275	April 2026	248,550	(266)	118
United States Long Bond	1,550	March 2026	179,884	(339)	(714)
				(883)	113
Short Contracts
United States 10 Year Ultra Bond	(410)	March 2026	(47,229)	77	73
United States Ultra Bond	(270)	March 2026	(32,159)	101	298
				178	371

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,009,027	—	1,009,027
Non-U.S. Government Agency Asset-Backed Securities	—	727,838	—	727,838
Short Term Investments	39,269	—	—	39,269
	39,269	1,736,865	—	1,776,134
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,198	—	—	1,198
	1,198	—	—	1,198
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(714)	—	—	(714)
	(714)	—	—	(714)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Dreyfus Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.9%
U.S. Treasury Bill 29.7%
Treasury, United States Department of
3.90%, 01/02/26 - 01/08/26 (a)	68,700	68,677
3.90%, 01/13/26 (a)	8,300	8,289
3.90%, 01/15/26 (a)	17,000	16,975
3.74%, 01/20/26 (a)	30,100	30,039
4.01%, 01/22/26 (a)	64,000	63,852
3.60%, 01/29/26 (a)	26,100	26,021
3.83%, 02/10/26 (a)	19,200	19,119
4.03%, 02/12/26 (a)	24,900	24,785
3.76%, 02/17/26 (a)	47,600	47,368
4.11%, 02/19/26 (a)	37,400	37,197
3.79%, 02/24/26 (a)	8,100	8,055
3.82%, 03/10/26 (a)	4,900	4,865
3.78%, 03/12/26 (a)	12,000	11,913
3.80%, 03/17/26 (a)	12,000	11,906
4.00%, 03/19/26 (a)	23,700	23,504
3.80%, 03/24/26 (a)	24,300	24,092
3.75%, 04/09/26 (a)	11,600	11,483
3.66%, 04/14/26 (a)	24,500	24,247
3.74%, 04/16/26 (a)	19,000	18,796
3.71%, 04/23/26 (a)	18,000	17,795
3.60%, 04/28/26 (a)	12,600	12,454
3.69%, 04/30/26 (a)	12,500	12,350
3.59%, 05/05/26 (a)	13,200	13,046
3.75%, 05/07/26 (a)	12,400	12,239
3.98%, 05/14/26 (a)	19,800	19,513
3.76%, 05/21/26 (a)	12,300	12,123
3.72%, 05/28/26 (a)	18,100	17,829
3.69%, 06/04/26 (a)	36,300	35,736
3.63%, 06/11/26 (a)	8,200	8,069
3.53%, 06/25/26 (a)	13,000	12,780
3.55%, 07/02/26 (a)	11,300	11,101
3.98%, 07/09/26 (a)	15,000	14,691
3.51%, 11/27/26 (a)	24,500	23,723
3.43%, 12/24/26 (a)	10,000	9,665
		714,297
U.S. Government Agency Obligations 14.0%
Council of Federal Home Loan Banks
3.71%, (SOFR + 0.00%), 01/05/26 - 01/14/26 (b) (c)	33,100	33,100
3.74%, (SOFR + 0.03%), 02/17/26 - 02/19/26 (b) (c)	11,300	11,300
3.74%, (SOFR + 0.03%), 02/26/26 (b) (c)	7,000	7,000
3.73%, (SOFR + 0.02%), 04/16/26 (b) (c)	6,400	6,400
4.13%, 05/13/26 (c)	12,300	12,300
4.03%, 06/03/26 (c)	11,800	11,800
4.16%, 06/09/26 (c)	14,100	14,100
3.86%, 06/10/26 (c)	11,600	11,600
3.81%, (SOFR + 0.10%), 03/16/27 - 03/18/27 (b) (c)	7,400	7,400
3.82%, (SOFR + 0.11%), 07/16/27 (b) (c)	1,300	1,300
3.83%, (SOFR + 0.12%), 08/11/27 - 08/12/27 (b) (c)	6,500	6,500
3.85%, (SOFR + 0.14%), 09/23/27 (b) (c)	2,800	2,800
Federal Farm Credit Banks Funding Corporation
3.71%, (SOFR + 0.01%), 05/20/26 (b) (c)	5,400	5,400
3.85%, (SOFR + 0.14%), 11/04/26 - 12/02/26 (b) (c)	10,800	10,800
3.85%, (SOFR + 0.14%), 11/23/26 - 09/15/27 (b) (c)	18,000	18,000
3.80%, (SOFR + 0.09%), 05/12/27 (b) (c)	4,300	4,300
3.83%, (SOFR + 0.12%), 08/04/27 (b) (c)	2,300	2,300
3.84%, (SOFR + 0.13%), 09/10/27 (b) (c)	2,000	2,000
Federal Home Loan Bank of New York
3.85%, (SOFR + 0.14%), 12/17/26 (b) (c)	10,000	10,000
Federal Home Loan Bank of Topeka
3.76%, (SOFR + 0.05%), 12/23/26 (b) (c)	6,100	6,099
Federal Home Loan Mortgage Corporation
3.71%, (SOFR + 0.00%), 03/20/26 (b) (c)	7,900	7,900
3.71%, (SOFR - 0.01%), 03/27/26 (b) (c)	10,900	10,900
3.71%, (SOFR + 0.01%), 04/20/26 (b) (c)	5,600	5,600
3.72%, (SOFR + 0.01%), 05/07/26 - 06/18/26 (b) (c)	13,800	13,800
3.82%, (SOFR + 0.11%), 05/07/26 (b) (c)	2,400	2,400
3.72%, (SOFR + 0.01%), 05/20/26 - 06/02/26 (b) (c)	8,500	8,500
3.74%, (SOFR + 0.03%), 06/29/26 (b) (c)	5,600	5,600
3.85%, (SOFR + 0.14%), 10/29/26 (b) (c)	3,300	3,300
3.80%, 11/06/26 (c)	21,800	21,800
3.84%, 11/06/26 (c)	11,000	11,000
3.81%, 12/04/26 (c)	10,700	10,700
3.83%, 12/04/26 (c)	10,300	10,300
3.85%, (SOFR + 0.14%), 08/26/27 (b) (c)	4,000	4,000
3.89%, (SOFR + 0.18%), 10/08/27 (b) (c)	9,900	9,900
3.86%, (SOFR + 0.15%), 11/19/27 (b) (c)	6,900	6,900
Federal National Mortgage Association, Inc.
3.85%, (SOFR + 0.14%), 10/23/26 - 12/11/26 (b) (c)	19,000	19,000
		336,099
U.S. Treasury Note 11.1%
Treasury, United States Department of
1.63%, 02/15/26	3,500	3,489
0.50%, 02/28/26	5,300	5,268
4.63%, 02/28/26 - 10/15/26	24,200	24,228
4.50%, 03/31/26	4,000	4,003
4.88%, 05/31/26	4,000	4,011
4.38%, 07/31/26	1,100	1,104
3.75%, 08/31/26	3,900	3,901
3.50%, 09/30/26	11,700	11,682
1.13%, 10/31/26	6,700	6,564
3.81%, (3 Month Treasury + 0.20%), 10/31/26 (b)	40,300	40,316
4.13%, 10/31/26	3,400	3,411
4.25%, 11/30/26 - 12/31/26	29,700	29,875
1.25%, 12/31/26	8,000	7,816
3.70%, (3 Month Treasury + 0.10%), 01/31/27 (b)	48,300	48,299
3.76%, (3 Month Treasury + 0.16%), 04/30/27 (b)	15,400	15,400
3.76%, (3 Month Treasury + 0.16%), 07/31/27 (b)	32,200	32,185
3.79%, (3 Month Treasury + 0.19%), 10/31/27 (b)	24,300	24,315
		265,867
Discount Notes 1.1%
FHLBanks Office of Finance
4.00%, 02/05/26 (a) (c)	6,000	5,977
3.60%, 04/17/26 (a) (c)	6,000	5,937
3.63%, 04/22/26 (a) (c)	8,000	7,912
3.54%, 06/30/26 (a) (c)	7,900	7,762
		27,588
Total Government And Agency Obligations (cost $1,343,851)		1,343,851
REPURCHASE AGREEMENTS 45.0%
Repurchase Agreements (d)		1,081,000
Total Repurchase Agreements (cost $1,081,000)		1,081,000
Total Investments 100.9% (cost $2,424,851)		2,424,851
Other Assets and Liabilities, Net (0.9)%		(21,933)
Total Net Assets 100.0%		2,402,918

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at December 31, 2025, see Repurchase Agreements in the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNS	Treasury, United States Department of, 0.00%-5.25%, due 01/08/26-11/15/55	95,716	102,022	3.80	12/31/25	01/02/26	100,021	100,000	100,000
CIB	Federal National Mortgage Association, Inc., 2.00%-7.00%, due 12/01/30-06/01/55	51,228	44,983
	Federal Home Loan Mortgage Corporation, 2.50%-6.50%, due 04/01/39-09/01/55	11	8
	Treasury, United States Department of, 0.13%-4.25%, due 04/30/26-02/15/53	51,072	52,663
	Government National Mortgage Association, 2.50%-7.50%, due 11/20/44-08/20/74	4,072	4,346

		106,383	102,000	3.83	12/31/25	01/02/26	100,021	100,000	100,000
CTC	Treasury, United States Department of, 1.63%-4.88%, due 05/15/32-04/30/27	204,864	204,000	3.82	12/31/25	01/02/26	200,042	200,000	200,000
CTC	Treasury, United States Department of, 0.00%-4.38%, due 01/15/28-08/15/42	8,498	6,120	3.82	12/31/25	01/02/26	6,001	6,000	6,000
DWA	Treasury, United States Department of, 1.25%-4.75%, due 10/31/27-08/15/55	11,985	10,539
	Government National Mortgage Association, 4.50%-5.50%, due 08/20/40-11/20/55	23,856	20,976
	Federal National Mortgage Association, Inc., 2.00%-6.00%, due 02/25/40-10/25/55	17,424	4,028
	Federal Home Loan Mortgage Corporation, 4.00%-6.00%, due 09/01/52-12/01/55	46,204	42,821

		99,469	78,364	3.83	12/31/25	01/02/26	75,016	75,000	75,000
FICC	Treasury, United States Department of, 0.00%-4.63%, due 06/18/26-11/02/26	358,311	357,000	3.82	12/31/25	01/02/26	350,082	350,000	350,000
RBC	Treasury, United States Department of, 0.00%-6.38%, due 10/01/26-08/15/52	279,726	255,000	3.85	12/31/25	01/02/26	250,053	250,000	250,000
									1,081,000

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Dreyfus Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,343,851	—	1,343,851
Repurchase Agreements	—	1,081,000	—	1,081,000
	—	2,424,851	—	2,424,851

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.1%
U.S. Treasury Note 25.5%
Treasury, United States Department of
3.63%, 03/31/30 - 09/30/31	43,364	43,162
3.75%, 05/31/30 - 11/30/32	69,883	69,405
4.63%, 09/30/30 - 02/15/35	399	415
3.50%, 11/30/30	13,000	12,875
4.25%, 02/28/31 - 08/15/35	72,200	73,146
4.13%, 11/30/31 - 11/15/32	60,415	61,297
4.00%, 04/30/32 - 11/15/35	15,081	14,968
2.75%, 08/15/32	11,078	10,334
3.50%, 02/15/33 (a)	95,540	92,916
3.88%, 08/15/34	6,500	6,407
		384,925
Mortgage-Backed Securities 16.3%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/30 - 06/01/52	9,222	8,357
3.50%, 11/01/33 - 03/01/52	4,307	4,043
1.50%, 07/01/35 - 02/01/51	3,122	2,637
2.00%, 12/01/36 - 06/01/52	16,263	13,426
4.00%, 05/01/38 - 02/01/53	3,376	3,276
6.00%, 07/01/39 - 08/01/55	5,558	5,795
2.50%, 06/01/40 - 02/01/52	9,003	7,758
5.00%, 05/01/52 - 08/01/53	2,625	2,655
5.50%, 09/01/52 - 08/01/53	3,174	3,264
5.00%, 12/01/52 (a)	919	928
6.50%, 09/01/53 - 03/01/55	3,957	4,180
4.50%, 08/01/55	210	206
Federal National Mortgage Association, Inc.
2.00%, 02/01/28 - 03/01/52	15,235	12,897
3.00%, 02/01/31 - 04/01/52	13,678	12,356
3.50%, 08/01/34 - 07/01/52	7,045	6,725
2.50%, 05/01/35 - 01/01/52	17,067	15,106
1.50%, 11/01/35 - 02/01/51	2,392	2,007
4.00%, 06/01/38 - 09/01/52	6,698	6,467
4.50%, 03/01/39 - 08/01/39	597	602
5.00%, 07/01/40 - 06/01/53	2,352	2,384
TBA, 5.00%, 01/15/41 - 02/15/41 (b)	10,000	10,127
4.50%, 08/01/49 (a)	1,426	1,414
5.50%, 09/01/52 - 08/01/54	6,139	6,312
6.00%, 09/01/52 - 07/01/55	12,311	12,744
6.50%, 05/01/53 - 08/01/55	3,221	3,383
TBA, 2.00%, 01/15/56 - 02/15/56 (b)	5,800	4,685
TBA, 2.50%, 01/15/56 (b)	100	85
TBA, 5.50%, 01/15/56 - 02/15/56 (b)	7,600	7,700
TBA, 6.00%, 01/15/56 - 02/15/56 (b)	11,225	11,519
TBA, 3.50%, 02/15/56 (b)	500	460
Government National Mortgage Association
4.00%, 02/20/41 - 03/20/47	1,769	1,711
3.50%, 09/20/45 - 02/20/46	2,568	2,402
3.00%, 12/20/46 - 03/20/50	758	686
5.00%, 04/20/48 - 12/20/54	709	715
2.50%, 08/20/51 - 01/20/52	6,333	5,428
TBA, 5.50%, 03/15/55 - 02/15/56 (b)	10,575	10,668
TBA, 6.00%, 03/15/55 - 02/15/56 (b)	20,325	20,689
TBA, 6.50%, 03/15/55 (b)	1,150	1,186
TBA, 2.00%, 01/15/56 (b)	10,525	8,711
TBA, 2.50%, 01/15/56 (b)	2,000	1,725
TBA, 4.50%, 01/15/56 (b)	1,500	1,461
TBA, 5.00%, 02/15/56 (b)	1,700	1,694
Government National Mortgage Association II
2.50%, 07/20/51 - 04/20/52	6,475	5,588
2.00%, 01/20/52 - 05/20/52	11,774	9,755
		245,917
U.S. Treasury Bond 11.9%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	28,121
3.25%, 05/15/42	6,600	5,515
4.38%, 08/15/43	9,550	9,139
4.63%, 11/15/44 - 11/15/55	17,971	17,503
4.75%, 02/15/45 - 08/15/55	27,124	26,760
4.88%, 08/15/45	5,735	5,802
1.88%, 11/15/51	15,598	8,645
2.25%, 02/15/52	36,390	22,135
2.88%, 05/15/52	10,630	7,448
3.63%, 02/15/53 (a)	13,522	10,974
4.13%, 08/15/53	15,441	13,703
4.25%, 02/15/54	23,407	21,216
4.50%, 11/15/54	2,800	2,648
		179,609
Sovereign 2.0%
Abu Dhabi, Government of
3.13%, 09/30/49 (d)	480	340
3.88%, 04/16/50 (d)	145	117
3.00%, 09/15/51 (d)	105	71
5.50%, 04/30/54 (d)	200	203
Arab Republic of Egypt
7.50%, 01/31/27 (d)	235	241
7.63%, 05/29/32 (d)	90	96
7.90%, 02/21/48 (d)	15	14
8.70%, 03/01/49 (d) (e)	310	309
7.50%, 02/16/61 (d)	185	161
Bank Gospodarstwa Krajowego
5.38%, 05/22/33 (d)	200	206
6.25%, 07/09/54 (d)	200	206
Bermuda, Government of
3.72%, 01/25/27 (d)	215	213
3.38%, 08/20/50 (d)	60	42
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/36 (d) (f)	511	329
0.00%, 02/01/30 - 02/01/36 (d) (f)	353	190
4.00%, 02/01/32 (d) (f)	100	75
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	125
3.00%, 01/15/34	90	78
3.30%, 03/11/41	85	66
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	285	257
7.38%, 04/25/30 - 09/18/37	230	242
3.13%, 04/15/31	115	100
8.00%, 04/20/33 - 11/14/35	334	356
7.50%, 02/02/34	50	52
6.13%, 01/18/41	10	9
5.00%, 06/15/45	225	165
5.20%, 05/15/49	150	110
4.13%, 05/15/51	50	31
8.75%, 11/14/53	200	220
Dubai, Government of
5.25%, 01/30/43 (g)	200	202
Egyptian Financial Company for Sovereign Taskeek, The
7.95%, 10/07/32 (d)	200	212
Federal Government of Nigeria
6.50%, 11/28/27 (d)	10	10
6.13%, 09/28/28 (d)	305	306
7.14%, 02/23/30 (d)	90	93
7.88%, 02/16/32 (d)	155	162
7.70%, 02/23/38 (d)	60	60
Gabon, Government of
7.00%, 11/24/31 (d)	40	30
Ghana, Government of
0.00%, 07/03/26 - 01/03/30 (c) (d)	12	11
5.00%, 07/03/29 - 07/03/35 (d) (f)	142	134
Gobierno de la Republica de Costa Rica
5.63%, 04/30/43 (d)	5	5
7.30%, 11/13/54 (d)	200	225
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	10
5.38%, 04/24/32 (d)	125	127
6.60%, 06/13/36 (d)	20	22
6.25%, 08/15/36 (d)	200	209
6.13%, 06/01/50 (d)	75	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (d) (f)	309	305
6.90%, 07/31/35 (d) (f)	195	172
Gobierno de La Republica del Paraguay
2.74%, 01/29/33 (d)	200	179
6.00%, 02/09/36 (d)	200	215
5.40%, 03/30/50 (d)	30	28
6.65%, 03/04/55 (d)	200	218
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	70	75
5.10%, 06/18/50	150	141
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	70	70
3.25%, 04/16/30	135	127
2.66%, 05/24/31	100	89
3.50%, 02/12/34	125	108
6.35%, 02/09/35	200	209
6.00%, 05/07/36	200	202
6.88%, 05/13/37	200	213
6.05%, 01/11/40	145	144
6.40%, 05/07/54	50	48
7.38%, 05/13/55	200	215
3.77%, 05/24/61	180	110
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (d)	200	223
Government of Saudi Arabia
3.25%, 10/22/30 (d)	385	367
2.25%, 02/02/33 (d)	200	171
4.50%, 10/26/46 (d)	125	106
4.63%, 10/04/47 (d)	110	95
3.75%, 01/21/55 (d)	100	70
4.50%, 04/22/60 (d)	300	238
3.45%, 02/02/61 (d)	250	158
Government of the People's Republic of Benin
7.96%, 02/13/38 (d)	200	207
Government of the Republic of Panama
7.88%, 03/01/57	200	233
3.87%, 07/23/60	225	149
Government of the Republic of Serbia
6.50%, 09/26/33 (d)	75	80
6.00%, 06/12/34 (d)	125	129
Government of the Republic of Zambia
5.75%, 06/30/33 (d) (f)	12	12
0.50%, 12/31/53 (d) (f)	134	94
Government of the Sultanate of Oman
6.00%, 08/01/29 (d)	50	52
6.25%, 01/25/31 (d)	200	214
6.50%, 03/08/47 (d)	25	27
6.75%, 01/17/48 (d)	125	137
7.00%, 01/25/51 (d)	25	28
Israel, State of
5.75%, 03/12/54	200	191
Jamaica, The Government of
7.88%, 07/28/45	35	42
Kenya, Government of
9.75%, 02/16/31 (d)	200	218
9.50%, 03/05/36 (d)	55	58
Kingdom of Bahrain
5.63%, 05/18/34 (d)	45	43
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (d)	200	205
Ministerul Finantelor Publice
5.75%, 09/16/30 (d)	90	93
3.63%, 03/27/32 (d)	98	89
7.13%, 01/17/33 (d)	110	119
6.00%, 05/25/34 (d)	65	66
7.50%, 02/10/37 (d)	136	150
4.00%, 02/14/51 (d)	85	58
Ministry of Defence State of Israel
3.38%, 01/15/50	135	90
Ministry of Diwan Amiri Affairs
4.63%, 06/02/46 (d)	220	202
4.82%, 03/14/49 (d)	275	258
4.40%, 04/16/50 (d)	285	251
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/03/20 (g) (h) (i)	205	48
Morocco, Kingdom of
6.50%, 09/08/33 (d)	200	217
Pakistan, Government of
6.00%, 04/08/26 (d)	145	144
6.88%, 12/05/27 (d)	95	96
7.38%, 04/08/31 (d)	160	159
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (d)	200	213
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (d)	200	200
8.08%, 04/01/36 (d)	200	215
Presidencia da Republica
3.88%, 06/12/30	170	162
8.25%, 01/20/34	225	262
6.63%, 03/15/35	200	206
7.13%, 01/20/37	115	126
Presidencia De La Nacion
1.00%, 07/09/29	162	145
0.75%, 07/09/30 (f)	1,099	934
4.13%, 07/09/35 (f)	996	740
5.00%, 01/09/38 (f)	484	377
3.50%, 07/09/41 (f)	245	169
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	74
2.45%, 01/31/31	285	260
4.00%, 01/31/52	200	158
5.33%, 01/05/54	200	193
3.10%, 01/22/61	160	99
Presidencia de la Republica de El Salvador
0.25%, 04/17/30 (d)	150	4
9.25%, 04/17/30 (d)	150	163
7.65%, 06/15/35 (d)	55	57
7.63%, 02/01/41 (d)	20	20
7.12%, 01/20/50 (d)	40	37
9.65%, 11/21/54 (d)	150	172
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (d)	240	243
6.00%, 07/19/28 (d)	75	77
7.05%, 02/03/31 (d)	300	323
6.60%, 06/01/36 (d)	150	158
5.30%, 01/21/41 (d)	95	86
6.85%, 01/27/45 (d)	80	83
7.15%, 02/24/55 (d)	150	161
Republic of Indonesia, The Government of, The
4.10%, 04/24/28	105	105
8.50%, 10/12/35 (d)	165	211
6.63%, 02/17/37 (d)	30	34
7.75%, 01/17/38 (d)	160	200
5.25%, 01/17/42 (d)	45	45
6.75%, 01/15/44 (d)	70	81
5.13%, 01/15/45 (d)	85	84
5.95%, 01/08/46 (d)	220	233
4.35%, 01/11/48	90	78
3.50%, 02/14/50	60	44
4.20%, 10/15/50	1,515	1,241
Republica Bolivariana de Venezuela
0.00%, 09/15/27 (h) (i)	580	184
Republica de Angola
8.25%, 05/09/28 (d)	125	125
9.24%, 01/15/31 (d)	200	201
8.75%, 04/14/32 (d)	135	132
9.38%, 05/08/48 (d)	50	44
Sandor-Palota
2.13%, 09/22/31 (d)	200	172
5.50%, 06/16/34 (d)	155	157
3.13%, 09/21/51 (d)	75	46
6.75%, 09/25/52 (d)	35	37
Senegal, Government of
6.25%, 05/23/33 (d)	80	46
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	111
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.88%, 04/20/32	60	62
7.10%, 11/19/36 (d)	200	214
6.13%, 12/11/37 (d) (e)	200	197
5.00%, 10/12/46	85	67
5.65%, 09/27/47	75	63
5.75%, 09/30/49	140	118
The Democratic Socialist Republic of Sri Lanka
4.00%, 04/15/28 (d)	39	38
3.10%, 01/15/30 (d) (f)	55	53
3.35%, 03/15/33 (d) (f)	189	163
3.60%, 06/15/35 - 02/15/38 (d) (f)	98	86
3.60%, 05/15/36 (d) (e) (f)	37	34
The Government of the Republic of Armenia
3.60%, 02/02/31 (d)	65	59
6.75%, 03/12/35 (d)	200	208
The Hashemite Kingdom of Jordan, The Government of
7.38%, 10/10/47 (d)	60	60
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	198
The Philippines, Government of
2.95%, 05/05/45	35	24
2.65%, 12/10/45	70	46
5.95%, 10/13/47	200	210
5.50%, 01/17/48	200	199
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	120	111
The Republic of Uzbekistan
3.70%, 11/25/30 (d)	85	79
Turkiye Cumhuriyeti Basbakanlik
4.88%, 10/09/26 - 04/16/43	380	341
6.00%, 03/25/27 - 01/14/41	215	198
9.88%, 01/15/28	145	159
9.38%, 03/14/29 - 01/19/33	580	670
9.13%, 07/13/30	90	103
5.88%, 06/26/31	85	85
7.63%, 05/15/34	200	217
6.80%, 11/04/36	200	202
6.63%, 02/17/45	30	28
5.75%, 05/11/47	75	61
Turkiye Ihracat Kredi Bankasi Anonim Sirketi
6.88%, 07/03/28 (d)	200	206
6.38%, 10/03/30 (d)	75	75
Urzad Rady Ministrow
5.75%, 11/16/32	90	96
5.50%, 04/04/53	45	43
Vlada Crne Gore
7.25%, 03/12/31 (d)	240	256
		29,727
Collateralized Mortgage Obligations 1.9%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	306	292
Series CL-5092, REMIC, 3.00%, 04/25/41	798	721
Series CD-5266, REMIC, 4.50%, 10/25/44	347	347
Series BA-5000, REMIC, 2.00%, 04/25/45	373	347
Series LA-4646, REMIC, 4.00%, 09/15/45	22	22
Series KB-4692, REMIC, 4.00%, 10/15/46	109	107
Series TA-5210, REMIC, 3.50%, 11/25/46	177	170
Series PA-4746, REMIC, 4.00%, 02/15/47	53	52
Series KA-5180, REMIC, 2.50%, 10/25/47	158	144
Series LB-5202, REMIC, 2.50%, 10/25/47	157	143
Series GC-5159, REMIC, 2.00%, 11/25/47	126	113
Series BA-5190, REMIC, 2.50%, 11/25/47	193	176
Series BA-5198, REMIC, 2.50%, 11/25/47	291	266
Series DA-5197, REMIC, 2.50%, 11/25/47	146	133
Series A-5248, REMIC, 4.00%, 04/15/48	358	355
Series P-5236, REMIC, 5.00%, 04/25/48	130	132
Series M-5164, REMIC, 2.50%, 07/25/48	129	115
Series EA-5159, REMIC, 2.50%, 08/25/48	126	113
Series A-5182, REMIC, 2.50%, 10/25/48	1,077	966
Series AG-5202, REMIC, 3.00%, 01/25/49	116	108
Series TP-5178, REMIC, 2.50%, 04/25/49	278	248
Series BA-5169, REMIC, 2.50%, 05/25/49	555	494
Series CA-5190, REMIC, 2.50%, 05/25/49	162	144
Series TP-5189, REMIC, 2.50%, 05/25/49	193	172
Series A-5197, REMIC, 2.50%, 06/25/49	162	144
Series TP-5169, REMIC, 2.50%, 06/25/49	128	114
Series CA-5191, REMIC, 2.50%, 04/25/50	186	164
Series CB-5175, REMIC, 2.50%, 04/25/50	801	706
Series UA-5202, REMIC, 3.00%, 04/25/50	174	160
Series BE-5058, REMIC, 3.00%, 11/25/50	292	255
Series PK-5220, REMIC, 3.50%, 01/25/51	220	210
Series CG-5214, REMIC, 3.50%, 04/25/52	149	143
Series FP-5237, REMIC, 4.42%, (SOFR 30-Day Average + 0.55%), 07/25/52 (j)	67	67
Series FA-5250, REMIC, 4.54%, (SOFR 30-Day Average + 0.67%), 08/25/52 (j)	148	146
Series FA-5256, REMIC, 4.52%, (SOFR 30-Day Average + 0.65%), 09/25/52 (j)	66	66
Series FA-5255, REMIC, 4.57%, (SOFR 30-Day Average + 0.70%), 09/25/52 (j)	146	143
Series FA-5330, REMIC, 4.92%, (SOFR 30-Day Average + 1.05%), 08/25/53 (j)	345	346
Series FK-5425, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 06/25/54 (j)	245	246
Series FD-5459, REMIC, 4.87%, (SOFR 30-Day Average + 1.00%), 10/25/54 (j)	484	485
Series FV-5500, REMIC, 5.12%, (SOFR 30-Day Average + 1.25%), 10/25/54 (j)	288	289
Series FB-5509, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 02/25/55 (j)	270	271
Series WF-5499, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 02/25/55 (j)	158	158
Series CF-5529, REMIC, 4.92%, (SOFR 30-Day Average + 1.05%), 04/25/55 (j)	307	307
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	360	340
Series 2020-JC-45, REMIC, 1.50%, 07/25/40	713	616
Series 2022-AB-69, REMIC, 4.50%, 01/25/44	333	331
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	2,081	2,011
Series 2020-BA-51, REMIC, 2.00%, 06/25/46	390	357
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	117	112
Series 2022-GC-15, REMIC, 3.00%, 01/25/47	260	248
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	1,697	1,659
Series 2022-BH-17, REMIC, 3.00%, 05/25/47	283	272
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	225	222
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,376	1,241
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	487	441
Series 2022-E-7, REMIC, 2.50%, 11/25/47	591	541
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	159	135
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	169	143
Series 2022-D-3, REMIC, 2.00%, 02/25/48	599	540
Series 2022-A-7, REMIC, 3.00%, 05/25/48	362	340
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	186	174
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	222	208
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	256	241
Series 2022-E-30, REMIC, 4.50%, 07/25/48	276	273
Series 2021-L-85, REMIC, 2.50%, 08/25/48	140	125
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	413	370
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	85	84
Series 2021-AH-96, REMIC, 2.50%, 03/25/49	621	555
Series 2022-B-4, REMIC, 2.50%, 05/25/49	161	143
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	623	555
Series 2022-B-11, REMIC, 3.00%, 06/25/49	192	180
Series 2021-A-68, REMIC, 2.00%, 07/25/49	274	221
Series 2022-BA-5, REMIC, 2.50%, 12/25/49	209	182
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	221	197
Series 2022-A-28, REMIC, 2.50%, 02/25/52	490	470
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	62	57
Series 2023-FD-54, REMIC, 5.32%, (SOFR 30-Day Average + 1.45%), 11/25/53 (j)	472	478
Series 2024-FB-41, REMIC, 5.40%, (SOFR 30-Day Average + 1.53%), 07/25/54 (j)	137	138
Series 2025-FC-33, REMIC, 5.47%, (SOFR 30-Day Average + 1.60%), 08/25/54 (j)	890	899
Series 2025-FH-4, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 09/25/54 (j)	188	188
Series 2025-DF-7, REMIC, 5.27%, (SOFR 30-Day Average + 1.40%), 09/25/54 (j)	286	288
Series 2024-FG-93, REMIC, 4.97%, (SOFR 30-Day Average + 1.10%), 12/25/54 (j)	647	649

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Series 2024-FD-90, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 12/25/54 (j)	801	804
Series 2025-FE-7, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 02/25/55 (j)	183	183
Series 2025-FB-7, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 02/25/55 (j)	419	421
Series 2025-AF-7, REMIC, 5.27%, (SOFR 30-Day Average + 1.40%), 02/25/55 (j)	263	265
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	202	183
Series 2019-F-11, REMIC, 4.25%, (1 Month Term SOFR + 0.51%), 01/20/49 (j)	122	121
Series 2019-NF-23, REMIC, 4.30%, (1 Month Term SOFR + 0.56%), 02/20/49 (j)	72	72
Series 2019-FB-153, REMIC, 4.30%, (1 Month Term SOFR + 0.56%), 12/20/49 (j)	350	344
		28,917
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K072, REMIC, 3.44%, 12/25/27	300	298
Series A2-K074, REMIC, 3.60%, 01/25/28	400	397
Series AS-K521, REMIC, 4.39%, (SOFR 30-Day Average + 0.52%), 03/26/29 (j)	499	499
Series A2-K546, REMIC, 4.36%, 05/25/30	200	202
Series A2-K547, REMIC, 4.42%, 05/25/30 (j)	300	304
Series A2-K543, REMIC, 4.33%, 06/25/30 (j)	300	303
Series A2-K544, REMIC, 4.27%, 07/25/30 (j)	200	201
Series A2-K548, REMIC, 4.32%, 09/25/30 (j)	400	404
Series AS-K552, REMIC, 4.55%, (SOFR 30-Day Average + 0.54%), 10/25/30 (j)	800	800
Series AS-K551, REMIC, 4.56%, (SOFR 30-Day Average + 0.55%), 10/25/30 (j)	1,500	1,500
Series A2-K551, REMIC, 4.16%, 11/25/30 (j)	200	201
Series A2-K135, REMIC, 2.15%, 10/25/31 (j)	100	90
Series A2-K763, REMIC, 4.17%, 10/25/32 (j)	400	398
		5,597
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
2.38%, 02/15/55 (k)	1,083	1,028
Total Government And Agency Obligations (cost $915,749)		875,720
CORPORATE BONDS AND NOTES 25.3%
Financials 11.1%
Abu Dhabi Developmental Holding Company PJSC
5.50%, 05/08/34 (d)	200	211
5.25%, 10/02/54 (d)	200	194
Acrisure, LLC
8.50%, 06/15/29 (d)	20	21
6.00%, 08/01/29 (d)	50	49
7.50%, 11/06/30 (d)	25	26
6.75%, 07/01/32 (d)	30	31
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	561	553
6.45%, 04/15/27	867	891
3.00%, 10/29/28	588	570
5.10%, 01/19/29	1,651	1,687
3.30%, 01/30/32	629	581
6.50%, 01/31/56	67	69
AIA Group Limited
3.20%, 09/16/40 (d)	538	427
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (d)	94	96
6.50%, 10/01/31 (d)	20	21
7.38%, 10/01/32 (d)	45	47
Alliant Holdings LP
10.00%, 12/31/99 (l)	47	48
Ally Financial Inc.
4.70%, (100, 05/15/26) (m)	293	287
7.10%, 11/15/27	1,430	1,503
8.00%, 11/01/31	295	335
6.70%, 02/14/33	30	31
6.65%, 01/17/40	63	63
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (d)	135	137
Ares Strategic Income Fund
5.70%, 03/15/28	1,335	1,352
5.45%, 09/09/28 (d)	732	738
5.80%, 09/09/30 (d)	592	598
Asurion LLC
8.00%, 12/31/32 (d)	240	249
Athene Global Funding
5.34%, 01/15/27 (d)	2,128	2,155
5.58%, 01/09/29 (d)	952	984
Avolon Holdings Funding Limited
4.38%, 05/01/26 (d)	2,900	2,901
6.38%, 05/04/28 (d)	134	140
5.15%, 01/15/30 (d)	93	95
5.38%, 05/30/30 (d)	503	516
Banco de Credito del Peru
5.80%, 03/10/35 (d)	115	117
Banco Del Estado De Chile
7.95%, (100, 05/02/29) (d) (m)	200	212
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (100, 01/10/28) (d) (m)	200	204
Bank of America Corporation
6.25%, (100, 07/26/30) (m)	70	71
4.18%, 11/25/27	3,725	3,732
4.38%, 04/27/28	3,800	3,815
2.30%, 07/21/32	1,360	1,216
2.97%, 02/04/33	3,100	2,837
5.02%, 07/22/33	5,250	5,358
Barclays PLC
5.83%, 05/09/27	1,980	1,991
6.49%, 09/13/29	1,408	1,488
5.69%, 03/12/30	1,000	1,041
5.09%, 06/20/30	2,500	2,542
6.22%, 05/09/34	1,083	1,166
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
5.13%, 01/18/33 (d)	200	196
BCI Miami
8.75%, (100, 02/08/29) (d) (m)	200	215
Blackstone Private Credit Fund
7.30%, 11/27/28	1,600	1,697
Block, Inc.
5.63%, 08/15/30 (d)	65	66
3.50%, 06/01/31	45	42
6.50%, 05/15/32	246	256
6.00%, 08/15/33 (d)	165	169
BNP Paribas
7.45%, (100, 06/27/35) (d) (m) (n)	115	120
5.79%, 01/13/33 (d)	1,294	1,358
Breakwater Energy Holdings S.a r.l.
9.25%, 11/15/30 (d)	105	109
Burford Capital Global Finance LLC
7.50%, 07/15/33 (d)	65	62
BW Real Estate Inc.
9.50%, (100, 03/30/30) (d) (m)	60	61
Capital One Financial Corporation
4.93%, 05/10/28	2,117	2,142
3.27%, 03/01/30	2,123	2,061
5.25%, 07/26/30	1,600	1,650
7.62%, 10/30/31	1,228	1,388
Citigroup Inc.
6.63%, (100, 02/15/31) (m)	110	112
4.60%, 03/09/26	309	309
4.30%, 11/20/26	200	201
3.07%, 02/24/28	4,000	3,955
2.67%, 01/29/31	2,300	2,152
4.41%, 03/31/31	1,522	1,522
4.91%, 05/24/33	491	497
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (n)	384	370
Corebridge Financial, Inc.
3.65%, 04/05/27	420	418
3.90%, 04/05/32	1,490	1,416
4.35%, 04/05/42	111	95

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
CrossCountry Intermediate HoldCo, LLC
6.50%, 10/01/30 (d)	75	76
6.75%, 12/01/32 (d)	35	36
Deutsche Bank Aktiengesellschaft
5.00%, 09/11/30	5,000	5,076
3.73%, 01/14/32	2,500	2,359
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (d)	235	239
Encore Capital Group, Inc.
8.50%, 05/15/30 (d)	103	110
Equitable Holdings, Inc.
4.57%, 02/15/29 (d)	257	258
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,710	1,610
Ford Motor Credit Company LLC
4.95%, 05/28/27	1,700	1,707
5.73%, 09/05/30	69	70
GGAM Finance Ltd.
8.00%, 06/15/28 (d)	30	32
6.88%, 04/15/29 (d)	45	47
5.88%, 03/15/30 (d)	290	294
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (d)	185	191
Goldman Sachs Group, Inc., The
3.62%, 03/15/28	3,900	3,878
4.22%, 05/01/29	5,000	5,010
3.80%, 03/15/30	2,570	2,529
2.38%, 07/21/32	1,355	1,214
3.10%, 02/24/33	2,900	2,671
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (d)	150	159
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/56	110	114
HighTower Holdings LLC
6.75%, 04/15/29 (d)	35	35
9.13%, 01/31/30 (d)	100	106
HPS Corporate Lending Fund
5.45%, 01/14/28	2,431	2,459
Intesa Sanpaolo SpA
5.71%, 01/15/26 (d)	3,028	3,029
4.20%, 06/01/32 (d)	200	191
Jane Street Group, LLC
7.13%, 04/30/31 (d)	95	100
6.13%, 11/01/32 (d)	80	81
6.75%, 05/01/33 (d)	125	130
Jefferies Finance LLC
5.00%, 08/15/28 (d)	95	91
6.63%, 10/15/31 (d)	115	113
Jefferson Capital Holdings LLC
8.25%, 05/15/30 (d)	35	37
JPMorgan Chase & Co.
3.51%, 01/23/29	1,850	1,833
5.30%, 07/24/29	1,500	1,546
4.49%, 03/24/31	4,900	4,944
5.10%, 04/22/31	921	951
2.96%, 05/13/31	677	639
4.59%, 04/26/33	3,532	3,550
4.91%, 07/25/33	1,287	1,312
5.72%, 09/14/33	1,700	1,800
5.57%, 04/22/36	1,094	1,148
LFS Topco LLC
8.75%, 07/15/30 (d)	155	156
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (d)	200	210
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (d)	145	152
6.50%, 03/26/31 (d)	85	91
MDGH - GMTN B.V.
2.88%, 11/07/29 (d)	200	191
MDGH GMTN (RSC) Ltd.
5.08%, 05/22/53 (d)	200	190
Morgan Stanley
4.21%, 04/20/28	5,800	5,812
5.45%, 07/20/29	788	813
4.43%, 01/23/30	1,000	1,005
3.62%, 04/01/31	4,344	4,216
5.19%, 04/17/31	835	860
4.89%, 07/20/33	1,207	1,224
5.66%, 04/17/36	662	696
Morgan Stanley Private Bank, National Association
4.20%, 11/17/28	1,420	1,424
4.47%, 11/19/31	1,424	1,426
MSCI Inc.
5.25%, 09/01/35	732	739
5.15%, 03/15/36	247	245
NatWest Group PLC
3.07%, 05/22/28	712	703
Navient Corporation
5.00%, 03/15/27	45	45
4.88%, 03/15/28	25	25
5.50%, 03/15/29 (e)	45	45
7.88%, 06/15/32 (e)	45	47
5.63%, 08/01/33	35	32
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (d) (e) (m)	200	196
OneMain Finance Corporation
7.13%, 03/15/26 - 09/15/32	158	163
6.63%, 05/15/29	105	109
6.13%, 05/15/30	65	66
7.50%, 05/15/31	130	137
6.75%, 03/15/32 - 09/15/33	75	76
6.50%, 03/15/33	45	45
PennyMac Financial Services, Inc.
6.88%, 05/15/32 - 02/15/33 (d)	126	132
6.75%, 02/15/34 (d)	70	72
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	935
PRA Group, Inc.
8.88%, 01/31/30 (d)	34	35
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	34
Regions Bank
6.45%, 06/26/37	500	541
RITHM Capital Corp.
8.00%, 04/01/29 - 07/15/30 (d)	125	128
Rocket Companies, Inc.
6.13%, 08/01/30 (d)	90	93
6.38%, 08/01/33 (d)	125	130
Shift4 Payments, LLC
6.75%, 08/15/32 (d)	65	67
Sixth Street Lending Partners
6.13%, 07/15/30	841	863
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29 (e)	514	531
SLM Corporation
6.50%, 01/31/30	85	88
Societe Generale
5.50%, 04/13/29 (d)	884	905
Starwood Property Trust, Inc.
3.63%, 07/15/26 (d)	20	20
5.25%, 10/15/28 (d)	35	35
7.25%, 04/01/29 (d)	45	47
6.00%, 04/15/30 (d)	50	51
6.50%, 07/01/30 - 10/15/30 (d)	80	84
5.75%, 01/15/31 (d)	35	35
StoneX Escrow Issuer LLC
6.88%, 07/15/32 (d)	34	35
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (d) (g) (h) (i) (l) (m) (n)	200	—
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	582
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	425
Turkiye Garanti Bankasi Anonim Sirketi
8.13%, 01/08/36 (d) (n)	90	93
UBS Group AG
4.55%, 04/17/26	699	700
1.49%, 08/10/27 (d)	836	823
4.28%, 01/09/28 (d)	2,059	2,063

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
3.87%, 01/12/29 (d)	303	301
4.19%, 04/01/31 (d)	1,376	1,360
Unum Group
5.75%, 08/15/42	1,423	1,413
UWM Holdings, LLC
6.63%, 02/01/30 (d)	125	126
6.25%, 03/15/31 (d)	90	90
VFH Parent LLC
7.50%, 06/15/31 (d)	32	33
VistaJet Group Holding S.A.
9.50%, 06/01/28 (d) (e)	45	47
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (d) (e)	79	80
6.38%, 02/01/30 (d) (e)	185	176
Walker & Dunlop, Inc.
6.63%, 04/01/33 (d)	70	72
Wells Fargo & Company
3.53%, 03/24/28	5,123	5,090
5.57%, 07/25/29	1,500	1,552
4.48%, 04/04/31	4,110	4,135
5.15%, 04/23/31	1,247	1,287
5.50%, 01/23/35	722	754
5.61%, 04/23/36	1,101	1,146
Western Alliance Bancorporation
3.00%, 06/15/31 (e)	160	154
Western Southern Global Funding
4.90%, 05/01/30 (d)	200	205
Westpac Banking Corporation
4.11%, 07/24/34 (n)	558	547
Wex, Inc.
6.50%, 03/15/33 (d)	70	72
		167,136
Energy 3.3%
ADNOC Murban RSC Ltd
5.13%, 09/11/54 (d)	200	188
Antero Midstream Partners LP
5.38%, 06/15/29 (d)	70	70
5.75%, 10/15/33 - 07/01/34 (d)	155	156
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (d)	50	52
Bapco Energies B.S.C. Closed
7.50%, 10/25/27 (d)	110	114
8.38%, 11/07/28 (d)	40	43
Boland Holdings, LLC
6.25%, 12/01/30 (d)	70	71
California Resources Corporation
8.25%, 06/15/29 (d)	180	188
7.00%, 01/15/34 (d)	5	5
Calumet Specialty Products Partners, L.P.
8.13%, 01/15/27 (d)	95	95
9.75%, 07/15/28 (d)	140	142
Canacol Energy Ltd.
0.00%, 11/24/28 (d) (h) (i)	456	128
Cenovus Energy Inc.
4.65%, 03/20/31	240	239
2.65%, 01/15/32	1,400	1,243
5.40%, 03/20/36 - 06/15/47	273	265
6.75%, 11/15/39	36	40
3.75%, 02/15/52	140	98
Cenub Qaz Dehlizi, Qapali Sehmdar Cemiyyeti
6.88%, 03/24/26 (d)	160	161
Citgo Petroleum Corporation
8.38%, 01/15/29 (d)	33	34
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	115	111
CNX Resources Corporation
6.00%, 01/15/29 (d)	35	35
7.25%, 03/01/32 (d)	65	68
Columbia Pipelines Operating Company LLC
6.04%, 11/15/33 (d)	492	527
6.50%, 08/15/43 (d)	147	155
6.54%, 11/15/53 (d)	265	283
6.71%, 08/15/63 (d)	158	171
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	55	55
5.88%, 01/15/30 (d)	135	131
CQP Holdco LP
7.50%, 12/15/33 (d)	165	176
CVR Energy, Inc.
8.50%, 01/15/29 (d)	70	72
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	215	216
8.63%, 03/15/29 (d)	38	40
7.38%, 06/30/33 (d)	35	36
Ecopetrol S.A.
4.63%, 11/02/31	75	67
8.88%, 01/13/33	310	330
8.38%, 01/19/36	70	72
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	270	251
Empresa Nacional del Petroleo
5.95%, 07/30/34 (d)	200	209
Energean Israel Finance Ltd
5.38%, 03/30/28	50	49
5.88%, 03/30/31	100	97
Energy Transfer LP
6.63%, (100, 02/15/28) (m)	210	209
7.13%, (100, 05/15/30) (m)	45	46
5.25%, 04/15/29	925	950
3.75%, 05/15/30	327	318
5.30%, 04/15/47	700	622
5.00%, 05/15/50	191	160
6.50%, 02/15/56	8	8
6.75%, 02/15/56	8	8
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (d)	91	82
2.63%, 03/31/36 (d)	300	265
Genesis Energy, L.P.
8.00%, 05/15/33	140	145
Geopark Limited
5.50%, 01/17/27 (d)	110	104
8.75%, 01/31/30 (d)	200	186
Global Partners LP
6.88%, 01/15/29	200	202
7.13%, 07/01/33 (d)	35	36
Golar LNG Limited
7.75%, 09/19/29	200	198
7.50%, 10/02/30 (d)	155	149
2.75%, 12/15/30 (d) (n)	73	70
Gran Tierra Energy Inc.
9.50%, 10/15/29 (d)	160	111
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (d)	200	213
6.51%, 02/23/42 (d)	200	219
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	147	144
Harbour Energy PLC
5.50%, 10/15/26 (d)	30	30
Harvest Midstream I, L.P.
7.50%, 09/01/28 - 05/15/32 (d)	160	163
Hess Corporation
7.13%, 03/15/33	1,351	1,565
5.80%, 04/01/47	601	616
Hess Infrastructure Partners LP
5.88%, 03/01/28 (d)	85	87
6.50%, 06/01/29 (d)	90	93
4.25%, 02/15/30 (d)	23	22
5.50%, 10/15/30 (d)	20	20
Hess Midstream Operations LP
5.13%, 06/15/28 (d)	10	10
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (d)	35	37
6.63%, 01/15/34 (d)	45	46
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	200
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (d)	60	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.75%, 04/19/47 (d)	35	33
Kinetik Holdings LP
6.63%, 12/15/28 (d)	125	128
5.88%, 06/15/30 (d)	60	60
Kodiak Gas Services, LLC
6.50%, 10/01/33 (d)	80	82
6.75%, 10/01/35 (d)	55	57
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	110	109
7.75%, 05/01/27 (d)	30	27
7.50%, 03/01/28 (d)	125	84
8.75%, 10/01/31 (d) (e)	355	201
Leviathan Bond Ltd
6.50%, 06/30/27 (g)	160	161
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	190	167
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29 (d)	250	261
Mesquite Energy, Inc.
0.00% (d) (h) (i) (m)	269	—
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/31 (d)	116	111
MPLX LP
4.95%, 09/01/32	993	999
4.50%, 04/15/38	675	616
4.70%, 04/15/48	325	270
Nabors Industries, Inc.
9.13%, 01/31/30 (d)	25	26
8.88%, 08/15/31 (d)	45	44
NFE Financing LLC
0.00%, 11/15/29 (d) (h) (i)	571	157
Occidental Petroleum Corporation
7.50%, 05/01/31	1,400	1,574
6.45%, 09/15/36	1,135	1,207
6.60%, 03/15/46	1,375	1,419
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	99	97
ONEOK, Inc.
4.25%, 09/24/27	338	339
4.40%, 10/15/29	353	354
4.75%, 10/15/31	688	690
Orlen S A
6.00%, 01/30/35 (d)	200	211
PBF Holding Company LLC
6.00%, 02/15/28	45	44
9.88%, 03/15/30 (d)	100	102
7.88%, 09/15/30 (d)	112	108
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	389
Petroleos de Venezuela, S.A.
0.00%, 04/12/27 (g) (h) (i)	8,990	1,808
0.00%, 04/12/27 (g) (h) (i)	1,390	321
0.00%, 05/17/35 (d) (h) (i)	330	85
Petroleos Mexicanos
5.95%, 01/28/31	2,235	2,161
6.70%, 02/16/32	500	499
6.50%, 06/02/41	40	35
6.38%, 01/23/45	60	48
6.75%, 09/21/47	2,560	2,098
6.35%, 02/12/48	4,400	3,458
7.69%, 01/23/50	671	602
6.95%, 01/28/60	115	93
PETRONAS Capital Limited
3.50%, 04/21/30 (d)	50	49
3.40%, 04/28/61 (d)	105	72
Plains All American Pipeline, L.P.
8.22%(3 Month Term SOFR + 4.37%), (j) (m)	340	340
3.55%, 12/15/29	188	183
Prairie Acquiror LP
9.00%, 08/01/29 (d)	80	83
PRIO Luxembourg Holding S.a r.l.
6.75%, 10/15/30 (d)	200	195
PT. Pertamina (Persero)
4.18%, 01/21/50 (d)	90	70
Qatarenergy
1.38%, 09/12/26 (d)	325	319
2.25%, 07/12/31 (d)	200	180
3.13%, 07/12/41 (d)	110	85
3.30%, 07/12/51 (d)	350	246
Rockies Express Pipeline LLC
6.75%, 03/15/33 (d)	105	111
Saudi Arabian Oil Company
3.50%, 04/16/29 (d)	315	307
2.25%, 11/24/30 (d)	380	344
4.25%, 04/16/39 (d)	285	259
4.38%, 04/16/49 (d)	35	29
3.25%, 11/24/50 (d)	130	87
6.38%, 06/02/55 (d)	245	256
5.88%, 07/17/64 (d)	200	194
3.50%, 11/24/70 (d)	65	41
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	81	86
7.63%, 03/01/55	15	16
Sunnova Energy Corporation
0.00%, 09/01/26 (d) (h) (i)	245	1
Sunoco LP
7.88%, (100, 09/18/30) (d) (m)	130	133
5.88%, 03/15/28	50	50
7.00%, 05/01/29 (d)	30	31
4.50%, 05/15/29	65	64
4.50%, 10/01/29 (d)	65	63
4.63%, 05/01/30 (d)	215	208
5.63%, 03/15/31 (d)	40	40
7.25%, 05/01/32 (d)	45	48
6.63%, 08/15/32 (d)	60	62
6.25%, 07/01/33 (d)	60	61
5.88%, 03/15/34 (d)	40	40
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (d)	500	499
6.75%, 03/15/34 (d)	150	150
Talos Production Inc.
9.00%, 02/01/29 (d)	30	31
9.38%, 02/01/31 (d)	60	62
Targa Resources Corp.
4.35%, 01/15/29	307	308
4.90%, 09/15/30	447	456
5.65%, 02/15/36	1,076	1,107
Tecpetrol
7.63%, 11/03/30 - 01/22/33 (d)	125	126
Tengizchevroil Finance Company S.a r.l.
3.25%, 08/15/30 (d)	95	88
TGS ASA
8.50%, 01/15/30 (d)	125	130
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (d)	110	115
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	151
3.95%, 05/15/50	509	393
Transocean Inc
8.25%, 05/15/29 (d)	30	30
8.75%, 02/15/30 (d)	56	58
8.50%, 05/15/31 (d)	70	69
Transocean International Limited
7.88%, 10/15/32 (d)	20	21
Tullow Oil PLC
10.25%, 05/15/26 (d)	197	144
USA Compression Finance Corp.
6.25%, 10/01/33 (d)	70	71
Vallourec
7.50%, 04/15/32 (d)	224	238
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (d)	90	92
7.50%, 05/01/33 (d)	60	65
6.50%, 01/15/34 - 06/15/34 (d)	180	184
7.75%, 05/01/35 (d)	60	66
6.75%, 01/15/36 (d)	210	215
Viridien
10.00%, 10/15/30 (d)	65	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
WBI Operations LLC
6.25%, 10/15/30 (d)	60	60
6.50%, 10/15/33 (d)	60	60
Western Midstream Operating, LP
4.05%, 02/01/30 (f) (o)	4,300	4,209
Williams Companies, Inc., The
4.65%, 08/15/32	1,037	1,038
Yinson Boronia Production B.V.
8.95%, 07/31/42 (d)	235	257
YPF S.A.
8.25%, 01/17/34 (d)	60	61
		50,188
Real Estate 2.0%
Alpha Star Holding IX Limited
7.00%, 08/26/28 (g)	200	204
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	427
Anywhere Real Estate Group LLC
5.75%, 01/15/29 (d)	50	48
5.25%, 04/15/30 (d)	19	18
7.00%, 04/15/30 (d)	16	16
9.75%, 04/15/30 (d)	35	38
Boston Properties Limited Partnership
6.75%, 12/01/27	740	774
Brandywine Operating Partnership, L.P.
8.30%, 03/15/28 (f) (o)	1,062	1,118
4.55%, 10/01/29 (e)	189	179
COPT Defense Properties
2.25%, 03/15/26	257	256
4.50%, 10/15/30	119	118
2.75%, 04/15/31 (e)	187	171
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.
5.50%, 01/30/33 (d)	200	202
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	60	59
Dar Al Arkan Sukuk Co Ltd
7.25%, 07/02/30 (g)	200	203
Ellington Financial Operating Partnership LLC
7.38%, 09/30/30 (d)	70	71
Forestar Group Inc.
6.50%, 03/15/33 (d)	110	111
GLP Financing, LLC
5.63%, 09/15/34	167	169
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	200
3.10%, 02/15/30	193	183
Howard Hughes Corporation, The
4.13%, 02/01/29 (d)	35	34
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (e)	2,500	2,310
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	1,513	1,471
Kennedy-Wilson, Inc.
4.75%, 02/01/30	75	71
Kilroy Realty, L.P.
4.75%, 12/15/28	925	929
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	55	54
7.00%, 07/15/31 (d)	55	58
Millrose Properties, Inc.
6.38%, 08/01/30 (d)	50	51
6.25%, 09/15/32 (d)	90	91
MPT Operating Partnership, L.P.
0.99%, 10/15/26, EUR	100	112
5.00%, 10/15/27 (e)	422	406
4.63%, 08/01/29	45	38
3.50%, 03/15/31	115	84
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	5,000	5,017
3.63%, 10/01/29	852	825
3.38%, 02/01/31	1,283	1,200
3.25%, 04/15/33 (e)	1,005	894
Patrimonio en Fideicomiso D.S. 093-2002 - EF Inretail Shopping Malls
5.65%, 10/16/32 (d)	90	90
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	178
Realty Income Corporation
3.40%, 01/15/28	238	236
2.20%, 06/15/28	133	128
Redfin Corporation
0.50%, 04/01/27 (n)	320	300
Retail Properties of America, Inc.
4.75%, 09/15/30	58	59
RHP Hotel Properties, LP
6.50%, 06/15/33 (d)	80	83
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,236
Star Holdings
8.75%, 08/01/31 (d)	65	62
Store Capital LLC
2.75%, 11/18/30	329	299
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	222
2.70%, 07/15/31	617	560
Tanger Properties Limited Partnership
3.13%, 09/01/26 (e)	3,000	2,979
2.75%, 09/01/31	1,630	1,475
VICI Properties Inc.
4.25%, 12/01/26 (d)	8	8
VICI Properties L.P.
4.75%, 02/15/28 - 04/01/28	1,180	1,192
4.95%, 02/15/30	1,407	1,424
5.13%, 05/15/32	345	348
Vornado Realty L.P.
2.15%, 06/01/26	271	268
		29,357
Communication Services 1.7%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (d)	135	110
Altice Financing S.A.
9.63%, 07/15/27 (d)	60	46
5.75%, 08/15/29 (d)	363	253
Altice France
6.88%, 10/15/30 - 07/15/32 (d)	156	151
6.50%, 10/15/31 - 03/15/32 (d)	475	454
10.00%, 01/15/33 (d)	46	42
APLD ComputeCo LLC
9.25%, 12/15/30 (d)	342	335
AT&T Inc.
4.90%, 08/15/37	400	390
3.80%, 12/01/57	2,900	1,995
Axian Telecom Holding and Management PLC
7.25%, 07/11/30 (d)	270	272
C T Trust
5.13%, 02/03/32 (d)	200	191
C&W Senior Finance Ltd.
9.00%, 01/15/33 (d)	390	403
Cablevision Lightpath LLC
3.88%, 09/15/27 (d)	35	34
5.63%, 09/15/28 (d)	30	29
CCO Holdings, LLC
4.25%, 02/01/31 (d)	150	138
4.75%, 02/01/32 (d)	65	59
4.50%, 05/01/32	145	130
4.50%, 06/01/33 (d)	85	74
4.25%, 01/15/34 (d) (e)	100	85
Charter Communications Operating, LLC
6.10%, 06/01/29	694	724
2.30%, 02/01/32	166	143
4.40%, 04/01/33	487	460
6.55%, 06/01/34	479	504
5.38%, 05/01/47	2,440	2,011
4.80%, 03/01/50	4,552	3,426
5.50%, 04/01/63	487	383
Cipher Compute LLC
7.13%, 11/15/30 (d)	90	92
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (d) (e)	80	79

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
7.88%, 04/01/30 (d)	90	95
7.13%, 02/15/31 (d)	100	105
7.50%, 03/15/33 (d)	100	106
CMG Media Corporation
8.88%, 06/18/29 (d) (e)	15	13
Cogent Communications Group, LLC
7.00%, 06/15/27 (d)	265	265
Colombia Telecomunicaciones S.A. E.S.P.
4.95%, 07/17/30 (d)	205	187
Connect Holding II LLC
10.50%, 04/03/31 (d)	25	24
CSC Holdings, LLC
4.13%, 12/01/30 (d)	245	149
4.63%, 12/01/30 (d)	106	37
3.38%, 02/15/31 (d)	145	88
4.50%, 11/15/31 (d)	318	191
DISH DBS Corporation
7.75%, 07/01/26	225	221
5.25%, 12/01/26 (d)	30	29
7.38%, 07/01/28	70	67
5.13%, 06/01/29	95	84
DISH Network Corporation
11.75%, 11/15/27 (d)	119	124
Dotdash Meredith, Inc.
7.63%, 06/15/32 (d)	65	59
E.W. Scripps Company, The
9.88%, 08/15/30 (d)	80	80
EchoStar Corporation
10.75%, 11/30/29	156	173
3.88%, 11/30/30 (n) (p)	219	741
6.75%, 11/30/30 (p)	133	136
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (d)	8	8
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (d)	35	35
IHS Holding Limited
5.63%, 11/29/26 (d)	163	162
6.25%, 11/29/28 (d)	20	20
7.88%, 05/29/30 (d) (e)	320	329
8.25%, 11/29/31 (d) (e)	60	63
Lamar Media Corp.
5.38%, 11/01/33 (d)	110	109
Level 3 Financing, Inc.
4.25%, 07/01/28 (d)	20	19
3.63%, 01/15/29 (d)	45	42
4.88%, 06/15/29 (d)	45	44
3.75%, 07/15/29 (d)	75	68
6.88%, 06/30/33 (d)	90	92
7.00%, 03/31/34 (d)	95	98
8.50%, 01/15/36 (d)	185	190
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	455	410
Lumen Technologies, Inc.
4.50%, 01/15/29 (d)	25	23
4.13%, 04/15/30 (d)	30	30
Maya
8.50%, 04/15/31 (d)	95	102
7.00%, 04/15/32 (d)	65	67
Millicom International Cellular S.A.
5.13%, 01/15/28 (d)	135	135
4.50%, 04/27/31 (d)	200	186
7.38%, 04/02/32 (d)	55	57
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (d)	70	71
Network I2I Limited
3.98%, (100, 03/03/26) (d) (m)	50	50
NTT Finance Corporation
4.57%, 07/16/27 (d)	200	202
4.62%, 07/16/28 (d)	200	203
4.88%, 07/16/30 (d)	449	457
Outfront Media Capital Corporation
7.38%, 02/15/31 (d)	35	37
Rogers Communications Inc.
7.00%, 04/15/55	52	54
7.13%, 04/15/55	27	28
Sable International Finance Limited
7.13%, 10/15/32 (d)	315	319
Silk Road Group Holding LLC
7.50%, 09/15/30 (d)	200	201
Snap Inc.
6.88%, 03/01/33 - 03/15/34 (d)	110	113
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (d)	260	247
TELUS Corporation
6.63%, 10/15/55	77	79
7.00%, 10/15/55	38	39
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	50
3.98%, 04/11/29 (d)	40	40
2.39%, 06/03/30 (d)	65	61
T-Mobile USA, Inc.
3.75%, 04/15/27	870	867
3.88%, 04/15/30	40	39
4.50%, 04/15/50	40	33
Turk Telekomunikasyon Anonim Sirketi
6.95%, 10/07/32 (d)	60	61
TV Azteca S.A.B. de C.V.
0.00%, 08/09/26 (g) (h) (i)	300	102
Uniti Group Inc.
6.50%, 02/15/29 (d)	205	197
6.00%, 01/15/30 (d)	190	176
8.63%, 06/15/32 (d)	125	123
Verizon Communications Inc.
2.55%, 03/21/31	846	772
4.75%, 01/15/33	660	661
4.78%, 02/15/35	179	176
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	125	110
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	80	74
VMED O2 UK Financing I PLC
6.75%, 01/15/33 (d)	215	212
VTR Comunicaciones SpA
4.38%, 04/15/29 (d)	100	97
Wayfair LLC
7.25%, 10/31/29 (d)	185	193
7.75%, 09/15/30 (d)	220	234
6.75%, 11/15/32 (d)	170	175
Windstream Services, LLC
8.25%, 10/01/31 (d)	150	157
7.50%, 10/15/33 (d)	135	139
Wulf Compute LLC
7.75%, 10/15/30 (d)	220	227
		25,352
Industrials 1.4%
ADT Security Corporation, The
5.88%, 10/15/33 (d)	70	71
AECOM
6.00%, 08/01/33 (d)	135	138
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (d)	200	162
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (d)	200	210
Air Lease Corporation
4.13%, (100, 12/15/26) (m)	228	222
3.75%, 06/01/26	3,475	3,469
Aircastle Limited
5.25%, (100, 06/17/26) (d) (m)	167	166
Ambipar Lux S.a r.l.
0.00%, 02/06/31 (d) (h) (i)	268	60
American Airlines, Inc.
5.50%, 04/20/26 (d)	3	4
Ameritex Holdco Intermediate LLC
7.63%, 08/15/33 (d)	90	94
Amsted Industries Incorporated
6.38%, 03/15/33 (d)	70	72
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (d)	79	74
6.25%, 01/30/31 (d)	160	163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Artera Services, LLC
8.50%, 02/15/31 (d) (e)	477	396
ATP Tower Holdings, LLC
7.88%, 02/03/30 (d)	69	71
Axon Enterprise, Inc.
6.13%, 03/15/30 (d)	85	88
6.25%, 03/15/33 (d)	80	83
Beacon Mobility Corp.
7.25%, 08/01/30 (d)	35	37
Boeing Company, The
6.26%, 05/01/27 (o)	291	299
6.30%, 05/01/29 (o)	373	396
5.15%, 05/01/30 (o)	778	800
6.39%, 05/01/31 (o)	283	307
6.53%, 05/01/34 (o)	303	335
5.71%, 05/01/40 (o)	560	572
5.81%, 05/01/50 (o)	166	164
6.86%, 05/01/54 (o)	456	513
5.93%, 05/01/60 (o)	560	550
7.01%, 05/01/64 (o)	430	488
Bombardier Inc.
7.25%, 07/01/31 (d)	50	53
7.00%, 06/01/32 (d)	75	79
6.75%, 06/15/33 (d)	50	53
Brand Industrial Services, Inc.
10.38%, 08/01/30 (d)	65	64
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	55	52
6.38%, 03/01/34 (d)	45	47
6.75%, 05/15/35 (d)	150	157
Caci International Inc.
6.38%, 06/15/33 (d)	115	119
Carpenter Technology Corporation
5.63%, 03/01/34 (d)	100	102
Carrier Global Corporation
5.90%, 03/15/34	121	130
Clean Harbors, Inc.
6.38%, 02/01/31 (d)	60	62
Clydesdale Acquisition Holdings, Inc.
6.88%, 01/15/30 (d)	65	67
8.75%, 04/15/30 (d)	57	58
6.75%, 04/15/32 (d)	90	92
CoreCivic, Inc.
4.75%, 10/15/27	150	149
8.25%, 04/15/29	35	37
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (d)	65	50
6.13%, 01/15/29 (d) (e)	60	30
9.50%, 08/15/29 (d)	30	22
Crown Americas LLC
5.88%, 06/01/33 (d)	110	112
Czechoslovak Group a.s.
6.50%, 01/10/31 (d)	200	205
Danaos Corporation
6.88%, 10/15/32 (d)	105	108
DP World Limited
5.63%, 09/25/48 (d)	100	98
EMRLD Borrower LP
6.63%, 12/15/30 (d)	180	187
6.75%, 07/15/31 (d)	65	68
Enpro Inc.
6.13%, 06/01/33 (d)	65	67
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (d)	70	74
7.00%, 06/15/32 (d)	45	47
Forward Air Corporation
9.50%, 10/15/31 (d)	37	39
Genesee & Wyoming Inc.
6.25%, 04/15/32 (d)	150	155
GEO Group, Inc., The
8.63%, 04/15/29	80	84
10.25%, 04/15/31	110	120
GFL Environmental Inc.
3.50%, 09/01/28 (d)	80	79
6.75%, 01/15/31 (d)	55	58
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (d)	5	5
Graphic Packaging International, LLC
3.75%, 02/01/30 (d) (e)	50	47
6.38%, 07/15/32 (d) (e)	70	71
Herc Holdings Inc.
7.00%, 06/15/30 (d)	110	116
5.75%, 03/15/31 (d)	50	51
7.25%, 06/15/33 (d)	90	95
6.00%, 03/15/34 (d)	50	51
HTA Group Limited
7.50%, 06/04/29 (d)	95	98
Icahn Enterprises L.P.
6.25%, 05/15/26	37	37
5.25%, 05/15/27	170	167
9.75%, 01/15/29	60	60
4.38%, 02/01/29	100	86
10.00%, 11/15/29 (d)	205	205
9.00%, 06/15/30	115	109
JetBlue Airways Corporation
9.88%, 09/20/31 (d)	105	106
JH North America Holdings Inc.
10.00%, 01/15/31 (d)	70	69
6.13%, 07/31/32 (d)	25	26
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36 (d)	200	205
Lightning Power, LLC
7.25%, 08/15/32 (d)	90	96
Masterbrand, Inc.
7.00%, 07/15/32 (d)	45	47
MISC Capital Two (Labuan) Limited
3.75%, 04/06/27 (d)	200	199
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (d)	55	56
MIWD Holdco II LLC
5.50%, 02/01/30 (d)	25	24
Montego Bay Airport Revenue Finance Ltd.
6.60%, 06/15/35 (d)	200	200
Neptune BidCo US Inc.
9.29%, 04/15/29 (d)	145	145
10.38%, 05/15/31 (d)	175	179
Onesky Flight, LLC
8.88%, 12/15/29 (d)	80	85
Paychex, Inc.
5.10%, 04/15/30	112	115
5.35%, 04/15/32	157	162
5.60%, 04/15/35	124	130
Queen Mergerco, Inc.
6.75%, 04/30/32 (d)	220	230
Quikrete Holdings, Inc.
6.38%, 03/01/32 (d)	270	281
6.75%, 03/01/33 (d)	80	83
RailWorks Holdings, LP
8.25%, 11/15/28 (d)	145	146
Rand Parent, LLC
8.50%, 02/15/30 (d)	222	231
Reworld Holding Corporation
4.88%, 12/01/29 (d)	35	34
Science Applications International Corporation
5.88%, 11/01/33 (d)	110	112
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	37	36
Sensata Technologies, Inc.
6.63%, 07/15/32 (d)	125	131
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (d)	115	123
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (d)	95	95
Standard Building Solutions Inc.
6.50%, 08/15/32 (d)	75	77
6.25%, 08/01/33 (d)	145	148
5.88%, 03/15/34 (d)	75	75
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (d)	65	69

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
TAV Havalimanlari Holding Anonim Sirketi
8.50%, 12/07/28 (d)	45	47
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	210	210
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (d)	345	355
7.13%, 12/01/31 (d)	65	68
6.63%, 03/01/32 (d)	60	62
6.00%, 01/15/33 (d)	45	46
6.25%, 01/31/34 (d)	30	31
6.75%, 01/31/34 (d)	120	125
Transnet
8.25%, 02/06/28 (d)	55	58
Trinet Group, Inc.
7.13%, 08/15/31 (d)	75	77
Uber Technologies, Inc.
4.15%, 01/15/31	582	578
4.80%, 09/15/35	459	456
Verisk Analytics, Inc.
4.50%, 08/15/30	296	299
5.13%, 02/15/36	665	672
Wesco Distribution, Inc.
6.38%, 03/15/33 (d)	65	68
Wrangler Holdco Corp.
6.63%, 04/01/32 (d)	85	89
XPO, Inc.
7.13%, 02/01/32 (d)	80	84
		21,166
Utilities 1.2%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (d)	40	41
4.75%, 03/09/37 (d)	200	196
4.00%, 10/03/49 (d)	95	77
AES Corporation, The
3.95%, 07/15/30 (d)	1,148	1,119
2.45%, 01/15/31	4,200	3,806
6.95%, 07/15/55	95	93
Alpha Generation LLC
6.75%, 10/15/32 (d)	50	52
6.25%, 01/15/34 (d)	150	151
Atlantica Sustainable Infrastructure Group PLC
6.38%, 02/15/32 (d)	240	240
Buffalo Energy Mexico Holdings, S.A. de C.V.
7.88%, 02/15/39 (d)	119	131
Calpine Corporation
5.13%, 03/15/28 (d)	45	45
4.63%, 02/01/29 (d)	45	45
Cerro Del Aguila S.A.
5.50%, 09/11/35 (d)	200	201
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (d)	179	188
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	25	25
3.75%, 01/15/32 (d)	105	95
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,413
Contourglobal Power Holdings S.A.
6.75%, 02/28/30 (d)	80	82
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	190
2.78%, 01/07/32 (d)	659	586
Edison International
6.25%, 03/15/30	52	54
8.13%, 06/15/53	85	88
7.88%, 06/15/54	45	47
Energuate Trust
6.35%, 09/15/35 (d)	200	199
Enfragen Energia Sur S.A.
5.38%, 12/30/30 (d)	315	293
8.50%, 06/30/32 (d)	85	88
ESKOM Holdings
6.35%, 08/10/28 (d)	150	155
8.45%, 08/10/28 (d)	25	27
Exelon Corporation
3.35%, 03/15/32	2,834	2,651
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	169	166
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (d)	50	50
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	75	75
Niagara Energy S.A.C.
5.75%, 10/03/34 (d)	200	205
NRG Energy, Inc.
3.38%, 02/15/29 (d)	45	43
5.75%, 07/15/29 - 01/15/34 (d)	255	256
3.63%, 02/15/31 (d)	50	47
6.00%, 02/01/33 - 01/15/36 (d)	295	300
6.25%, 11/01/34 (d)	85	87
PacifiCorp
7.38%, 09/15/55	132	134
PG&E Corporation
4.25%, 12/01/27 (n)	110	114
5.00%, 07/01/28	65	65
5.25%, 07/01/30	165	163
7.38%, 03/15/55	164	171
Puget Energy, Inc.
4.10%, 06/15/30	516	505
4.22%, 03/15/32	2,096	2,010
Saavi Energia S.a r.l.
8.88%, 02/10/35 (d)	200	216
Talen Energy Supply, LLC
6.25%, 02/01/34 (d)	110	112
6.50%, 02/01/36 (d)	110	114
TermoCandelaria Power S.A.
7.75%, 09/17/31 (d)	200	206
TransAlta Corporation
5.88%, 02/01/34	70	70
Vistra Operations Company LLC
7.75%, 10/15/31 (d)	65	69
6.88%, 04/15/32 (d)	75	79
XPLR Infrastructure Operating Partners, LP
7.25%, 01/15/29 (d) (e)	50	51
8.38%, 01/15/31 (d) (e)	61	64
8.63%, 03/15/33 (d)	96	101
7.75%, 04/15/34 (d)	160	162
		18,013
Information Technology 1.1%
Amentum Escrow Corp.
7.25%, 08/01/32 (d)	95	100
Amkor Technology, Inc.
5.88%, 10/01/33 (d)	35	36
Broadcom Inc.
1.95%, 02/15/28	271	260
2.45%, 02/15/31	2,643	2,414
2.60%, 02/15/33	2,342	2,065
3.42%, 04/15/33	208	193
Cloud Software Group, Inc.
9.00%, 09/30/29 (d)	306	319
8.25%, 06/30/32 (d)	105	110
Coherent Corp.
5.00%, 12/15/29 (d)	85	85
Coreweave, Inc.
9.25%, 06/01/30 (d)	115	107
9.00%, 02/01/31 (d)	225	205
Dell International L.L.C.
4.15%, 02/15/29	590	590
4.50%, 02/15/31	1,171	1,169
4.75%, 10/06/32	781	780
5.10%, 02/15/36	1,440	1,423
Entegris Escrow Corporation
4.75%, 04/15/29 (d)	20	20
5.95%, 06/15/30 (d)	65	66
Entegris, Inc.
3.63%, 05/01/29 (d)	140	134
Fair Isaac Corporation
6.00%, 05/15/33 (d)	148	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Flash Compute LLC
7.25%, 12/31/30 (d)	155	154
Insight Enterprises, Inc.
6.63%, 05/15/32 (d)	85	87
MKS Inc.
1.25%, 06/01/30 (n)	58	74
NXP B.V.
4.85%, 08/19/32	364	366
5.25%, 08/19/35	1,050	1,066
ON Semiconductor Corporation
0.00%, 05/01/27 (c) (n)	102	121
3.88%, 09/01/28 (d)	25	24
Open Text Corporation
3.88%, 02/15/28 - 12/01/29 (d)	270	258
Oracle Corporation
4.45%, 09/26/30	444	434
4.80%, 09/26/32	741	715
5.20%, 09/26/35	675	648
3.60%, 04/01/40	253	187
5.88%, 09/26/45	416	376
5.95%, 09/26/55	522	464
6.10%, 09/26/65	537	474
Riot Platforms, Inc.
0.75%, 01/15/30 (n)	134	151
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/29 (d)	55	58
5.88%, 07/15/30 (d)	10	10
5.75%, 12/01/34 (d)	140	142
TeraWulf Inc.
0.00%, 05/01/32 (c) (d) (n)	85	74
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	35	34
UKG Inc.
6.88%, 02/01/31 (d)	95	98
Wolfspeed, Inc.
9.88%, 06/23/30 (d) (f) (p)	50	54
2.50%, 06/15/31 (n)	37	54
2.50%, 06/15/31 (d) (n)	6	9
7.00%, 06/15/31 (p)	53	43
X.Ai Corp.
12.50%, 06/30/30 (g)	235	250
		16,653
Materials 1.0%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (d)	35	35
Alcoa Nederland Holding B.V.
7.13%, 03/15/31 (d)	220	234
Alumina Pty Ltd
6.38%, 09/15/32 (d)	155	161
Antofagasta PLC
2.38%, 10/14/30 (d)	200	181
Aris Mining Corporation
8.00%, 10/31/29 (d)	200	209
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (d)	125	132
Braskem Idesa, S.A.P.I.
0.00%, 11/15/29 (d) (h) (i)	75	44
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (d)	280	108
8.00%, 10/15/34 (d)	200	78
5.88%, 01/31/50 (d)	75	26
Capstone Copper Corp.
6.75%, 03/31/33 (d)	90	93
Celanese US Holdings LLC
6.85%, 11/15/28 (f) (j) (o)	399	417
6.50%, 04/15/30 (e)	65	65
7.05%, 11/15/30 (f) (j) (o)	724	760
7.00%, 02/15/31	110	112
6.88%, 07/15/32 (f) (o)	75	78
6.75%, 04/15/33 (e)	150	149
7.20%, 11/15/33 (f) (j) (o)	434	458
7.38%, 02/15/34	110	112
Celtic Resources Holdings Designated Activity Company
0.00%, 10/09/24 (d) (g) (h) (i) (l)	100	—
Celulosa Arauco y Constitucion S.A.
6.18%, 05/05/32 (d)	200	206
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (m)	310	309
7.20%, (100, 06/10/30) (d) (m)	200	208
Century Aluminum Company
6.88%, 08/01/32 (d)	70	72
Champion Iron Canada Inc.
7.88%, 07/15/32 (d)	35	37
Chemours Company, The
5.75%, 11/15/28 (d)	280	272
4.63%, 11/15/29 (d)	20	18
8.00%, 01/15/33 (d)	105	102
Cleveland-Cliffs Inc.
7.50%, 09/15/31 (d)	30	32
7.00%, 03/15/32 (d)	45	46
7.38%, 05/01/33 (d)	35	36
7.63%, 01/15/34 (d)	70	73
Commercial Metals Company
4.13%, 01/15/30	35	34
4.38%, 03/15/32 (e)	50	48
5.75%, 11/15/33 (d)	100	102
6.00%, 12/15/35 (d)	100	102
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (d)	200	208
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (d)	280	270
5.63%, 10/15/28 (d) (e)	35	23
12.00%, 02/15/31 (d) (e)	110	77
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	24
3.15%, 01/14/30 (d)	60	57
5.95%, 01/08/34 (d)	200	209
3.70%, 01/30/50 (d)	140	99
6.30%, 09/08/53 (d)	200	205
CSN Islands XII Corp
6.75%, 01/28/28 (d) (e)	200	185
CSN Resources S.A.
5.88%, 04/08/32 (d)	85	67
Endeavour Mining PLC
7.00%, 05/28/30 (d)	200	207
ERO Copper Corp.
6.50%, 02/15/30 (d)	150	150
First Quantum Minerals Ltd
9.38%, 03/01/29 (d)	148	156
8.00%, 03/01/33 (d)	125	133
7.25%, 02/15/34 (d)	365	384
Fresnillo PLC
4.25%, 10/02/50 (d)	200	160
GPD Companies, Inc.
12.50%, 12/31/29 (d) (p)	81	41
Herens Holdco S.a r.l.
4.75%, 05/15/28 (d)	220	191
Hudbay Minerals Inc.
4.50%, 04/01/26 (d)	70	70
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (d)	90	89
Inversiones CMPC S.A.
3.00%, 04/06/31 (d)	60	54
6.70%, 12/09/57 (d)	200	201
Ivanhoe Mines Ltd
7.88%, 01/23/30 (d)	130	134
Kaiser Aluminum Corporation
5.88%, 03/01/34 (d)	70	70
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (d) (f) (p)	189	165
LD Celulose International GmbH
7.95%, 01/26/32 (d)	200	210
MATIV Holdings, Inc.
8.00%, 10/01/29 (d)	100	101
Methanex Corporation
5.13%, 10/15/27	135	135
5.25%, 12/15/29	60	60
6.25%, 03/15/32 (d)	150	155
5.65%, 12/01/44	95	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Mineral Resources Limited
8.00%, 11/01/27 (d)	110	112
9.25%, 10/01/28 (d)	45	47
8.50%, 05/01/30 (d)	70	73
7.00%, 04/01/31 (d)	45	47
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (d)	200	213
Navoiyuran, Davlat Korxonasi
6.70%, 07/02/30 (d)	200	201
Nexa Resources S.A.
6.75%, 04/09/34 (d) (e)	200	213
Novelis Corporation
6.88%, 01/30/30 (d)	100	104
3.88%, 08/15/31 (d)	50	45
6.38%, 08/15/33 (d)	45	46
OCP S.A.
6.10%, 04/30/30 (d)	200	209
3.75%, 06/23/31 (d)	230	215
6.88%, 04/25/44 (d)	120	125
5.13%, 06/23/51 (d)	110	91
Olin Corporation
5.00%, 02/01/30 (e)	211	207
6.63%, 04/01/33 (d)	180	178
Olympus Water US Holding Corporation
7.25%, 06/15/31 - 02/15/33 (d)	350	354
Orbia Advance Corporation, S.A.B. de C.V.
6.80%, 05/13/30 (d)	200	197
2.88%, 05/11/31 (d) (e)	70	57
Perimeter Holdings LLC
6.25%, 01/15/34 (d)	110	109
POSCO Holdings Inc.
5.88%, 01/17/33 (d)	200	212
PT. Freeport Indonesia
6.20%, 04/14/52 (d)	200	204
PT. Indonesia Asahan Aluminium
5.45%, 05/15/30 (d)	130	134
Samarco Mineracao S.A.
9.00%, 06/30/31 (d) (f) (p)	498	507
Sasol Financing USA LLC
6.50%, 09/27/28	175	172
8.75%, 05/03/29 (d)	200	202
5.50%, 03/18/31	35	30
Saudi Arabian Mining Company
5.25%, 02/13/30 (d)	200	205
Solstice Advanced Materials US, Inc.
5.63%, 09/30/33 (d)	110	111
Suzano Austria GmbH
5.00%, 01/15/30	200	200
3.75%, 01/15/31 (f)	60	57
Suzano Netherlands B.V.
5.50%, 01/15/36	110	109
Tronox Incorporated
4.63%, 03/15/29 (d) (e)	212	148
Usiminas International S.a r.l.
7.50%, 01/27/32 (d)	200	207
Vale Overseas Ltd
6.40%, 06/28/54	125	128
6.00%, 02/25/56 (d)	200	200
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (d)	225	231
W. R. Grace Holdings LLC
5.63%, 08/15/29 (d)	155	147
7.38%, 03/01/31 (d)	35	36
6.63%, 08/15/32 (d)	95	96
		15,703
Health Care 0.9%
1261229 B.C. Ltd.
10.00%, 04/15/32 (d)	185	193
Acadia Healthcare Company, Inc.
7.38%, 03/15/33 (d) (e)	72	72
AdaptHealth LLC
5.13%, 03/01/30 (d)	82	80
Bausch Health Companies Inc.
8.50%, 01/31/27 (d)	60	59
4.88%, 06/01/28 (d)	155	138
11.00%, 09/30/28 (d)	85	88
5.25%, 01/30/30 (d)	45	32
Centene Corporation
4.25%, 12/15/27	540	537
2.45%, 07/15/28	1,120	1,049
4.63%, 12/15/29	840	813
3.38%, 02/15/30	495	456
2.63%, 08/01/31	520	447
Community Health Systems, Inc.
6.13%, 04/01/30 (d)	190	152
5.25%, 05/15/30 (d)	10	9
4.75%, 02/15/31 (d)	605	538
9.75%, 01/15/34 (d)	70	73
CVS Health Corporation
3.00%, 08/15/26	92	91
3.63%, 04/01/27	259	258
5.00%, 01/30/29	529	540
5.25%, 01/30/31	217	224
6.75%, 12/10/54	68	71
7.00%, 03/10/55	194	204
DaVita, Inc.
4.63%, 06/01/30 (d)	185	180
6.88%, 09/01/32 (d)	125	130
6.75%, 07/15/33 (d)	75	78
Emergent BioSolutions Inc.
3.88%, 08/15/28 (d)	128	115
Genmab A/S
6.25%, 12/15/32 (d)	75	77
7.25%, 12/15/33 (d)	75	79
Global Medical Response, Inc.
7.38%, 10/01/32 (d)	33	34
HCA Inc.
5.63%, 09/01/28	783	807
5.88%, 02/01/29	698	727
3.50%, 09/01/30	513	493
3.63%, 03/15/32	137	130
IQVIA Inc.
6.50%, 05/15/30 (d)	225	233
6.25%, 06/01/32 (d)	25	26
Lifepoint Health, Inc.
10.00%, 06/01/32 (d)	60	64
Mars, Incorporated
4.80%, 03/01/30 (d)	899	919
5.00%, 03/01/32 (d)	675	696
Medline Borrower, LP
6.25%, 04/01/29 (d)	301	311
ModivCare Inc.
0.00%, 10/01/29 (d) (h) (i)	35	—
Molina Healthcare, Inc.
6.50%, 02/15/31 (d)	105	108
6.25%, 01/15/33 (d)	290	296
National Mentor Holdings, Inc.
10.50%, 12/15/30 (d)	185	186
Organon & Co.
5.13%, 04/30/31 (d)	195	162
6.75%, 05/15/34 (d)	98	88
7.88%, 05/15/34 (d) (e)	185	149
Owens & Minor, Inc.
4.50%, 03/31/29 (d) (e)	45	30
6.63%, 04/01/30 (d) (e)	85	53
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (d)	70	70
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (d)	85	89
Radiology Partners, Inc.
9.78%, 02/15/30 (d) (f) (j) (p)	11	11
8.50%, 07/15/32 (d)	45	47
Sotera Health Holdings, LLC
7.38%, 06/01/31 (d)	35	37
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (d)	68	69
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	149	152
4.25%, 06/01/29	35	34

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
4.38%, 01/15/30	55	54
5.50%, 11/15/32 (d)	190	192
6.00%, 11/15/33 (d)	60	62
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	220
6.00%, 12/01/32	260	272
Teva Pharmaceutical Finance Netherlands IV B.V.
5.75%, 12/01/30	235	243
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (d)	185	186
		14,033
Consumer Discretionary 0.8%
Acushnet Company
5.63%, 12/01/33 (d)	35	35
Allison Transmission, Inc.
5.88%, 12/01/33 (d)	80	81
Amer Sports Company
6.75%, 02/16/31 (d)	130	136
American Axle & Manufacturing, Inc.
6.38%, 10/15/32 (d)	60	61
7.75%, 10/15/33 (d)	105	107
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	55	52
6.88%, 08/01/33 (d)	45	45
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (d)	118	109
Azul Secured Finance LLP
0.00%, 08/28/28 (h) (i)	75	38
0.00%, 08/28/29 (d) (h) (i)	92	2
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (d) (p)	150	165
Beazer Homes USA, Inc.
7.50%, 03/15/31 (d) (e)	80	81
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (d)	70	72
Caesars Entertainment, Inc.
7.00%, 02/15/30 (d)	51	53
Carnival Corporation
5.75%, 03/15/30 - 08/01/32 (d)	175	180
5.88%, 06/15/31 (d)	110	113
6.13%, 02/15/33 (d)	80	83
Carvana Co.
5.88%, 10/01/28 (d)	85	84
4.88%, 09/01/29 (d)	170	158
10.25%, 05/01/30 (d)	145	157
Century Communities, Inc.
6.63%, 09/15/33 (d)	90	91
Clarios Global LP
6.75%, 02/15/30 - 09/15/32 (d)	170	177
Corporacion Geo, S.A.B. De C.V.
0.00%, 12/31/49 (h) (i) (l)	99	—
Discovery Communications, LLC
6.35%, 06/01/40	35	29
Dream Finders Homes, Inc.
6.88%, 09/15/30 (d)	85	85
EG Global Finance PLC
12.00%, 11/30/28 (d)	519	563
Fertitta Entertainment LLC
6.75%, 01/15/30 (d)	255	242
Forvia
6.75%, 09/15/33 (d)	70	72
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	181
Grubhub Holdings Inc.
13.00%, 07/31/30 (d) (p)	28	23
Hilton Domestic Operating Company, Inc.
5.88%, 04/01/29 - 03/15/33 (d)	80	82
3.63%, 02/15/32 (d)	122	113
6.13%, 04/01/32 (d)	45	47
5.75%, 09/15/33 (d)	135	138
5.50%, 03/31/34 (d)	65	65
LBM Acquisition, LLC
6.25%, 01/15/29 (d) (e)	55	50
9.50%, 06/15/31 (d)	95	99
Les Vetements de Sport Gildan Inc.
4.70%, 10/07/30 (d)	102	102
LGI Homes, Inc.
8.75%, 12/15/28 (d)	50	52
4.00%, 07/15/29 (d)	50	45
7.00%, 11/15/32 (d) (e)	245	234
Life Time, Inc.
6.00%, 11/15/31 (d)	155	159
Light and Wonder International, Inc.
6.25%, 10/01/33 (d)	110	111
Lindblad Expeditions, LLC
7.00%, 09/15/30 (d)	35	36
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	88
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (d) (e)	115	83
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (d)	150	129
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (d)	34	35
11.88%, 04/15/31 (d)	60	63
NCL Corporation Ltd.
6.75%, 02/01/32 (d)	80	82
6.25%, 09/15/33 (d)	90	90
New Flyer Holdings, Inc.
9.25%, 07/01/30 (d)	40	43
Prosus N.V.
3.68%, 01/21/30 (d)	45	43
3.06%, 07/13/31 (d)	125	114
4.19%, 01/19/32 (d)	200	192
Resideo Funding Inc.
6.50%, 07/15/32 (d)	35	36
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (d)	60	60
6.13%, 06/15/29 (d)	60	62
5.63%, 09/15/29 (d)	165	168
4.00%, 10/15/30 (d)	25	24
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (d)	60	60
5.63%, 09/30/31 (d)	70	72
6.25%, 03/15/32 (d)	116	120
6.00%, 02/01/33 (d)	130	134
Saks Global Enterprises LLC
11.00%, 12/15/29 (d)	252	16
Service Corporation International
5.75%, 10/15/32	45	46
Sgus LLC
11.00%, 12/15/29 (d) (e)	155	58
Sotheby's, Inc.
7.38%, 10/15/27 (d)	265	263
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	394
5.50%, 09/01/41	2,000	1,757
Staples, Inc.
10.75%, 09/01/29 (d)	190	189
12.75%, 01/15/30 (d)	120	101
Stonemor Inc.
8.50%, 05/15/29 (d)	185	181
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 (d)	55	57
Telekom Srbija A.D. Beograd
7.00%, 10/28/29 (d)	225	225
The New Home Company Inc.
8.50%, 11/01/30 (d)	65	67
TKC Holdings, Inc.
6.88%, 05/15/28 (d)	111	112
10.50%, 05/15/29 (d)	95	97
TopBuild Corp.
4.13%, 02/15/32 (d)	80	76
5.63%, 01/31/34 (d)	75	76
Univision Communications Inc.
8.50%, 07/31/31 (d)	360	375
9.38%, 08/01/32 (d)	110	118
Viking Cruises Limited
9.13%, 07/15/31 (d)	80	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.88%, 10/15/33 (d)	185	187
Warnermedia Holdings, Inc.
5.05%, 03/15/42	125	88
5.14%, 03/15/52	25	16
Whirlpool Corporation
6.13%, 06/15/30	140	140
6.50%, 06/15/33	240	232
5.75%, 03/01/34 (e)	10	9
Yum! Brands, Inc.
4.63%, 01/31/32	220	215
ZF North America Capital, Inc.
6.75%, 04/23/30 (d)	90	89
7.50%, 03/24/31 (d)	55	56
6.88%, 04/23/32 (d)	45	44
		11,676
Consumer Staples 0.8%
Albertsons Companies, Inc.
5.50%, 03/31/31 (d)	35	35
6.25%, 03/15/33 (d)	65	67
5.75%, 03/31/34 (d)	75	75
Allied Universal Holdco LLC
6.88%, 06/15/30 (d)	95	99
7.88%, 02/15/31 (d)	136	143
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	1,500	1,129
Avis Budget Car Rental, LLC
8.38%, 06/15/32 (d)	75	77
Belron UK Finance PLC
5.75%, 10/15/29 (d)	65	66
Biocon Biologics Global PLC
6.67%, 10/09/29 (d)	60	60
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	87	80
Central American Bottling Corporation
5.25%, 04/27/29 (d)	155	152
Champions Financing, Inc.
8.75%, 02/15/29 (d) (e)	111	109
Cosan Overseas Limited
8.25% (g) (m)	190	191
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	170
GRUMA, S.A.B. de C.V.
5.76%, 12/09/54 (d)	80	80
Imperial Brands Finance PLC
6.13%, 07/27/27 (d)	536	551
ION Platform Finance S.a r.l.
5.00%, 05/01/28 (d)	150	139
5.75%, 05/15/28 (d)	35	33
8.75%, 05/01/29 (d)	35	35
7.88%, 09/30/32 (d)	160	152
JBS USA Food Company
3.63%, 01/15/32	210	197
3.00%, 05/15/32	5,280	4,734
KeHE Distributors, LLC
9.00%, 02/15/29 (d)	140	147
Kronos Acquisition Holdings Inc
8.25%, 06/30/31 (d) (e)	130	85
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (d)	145	138
Marb Bondco PLC
3.95%, 01/29/31 (d)	195	176
Minerva Luxembourg S.A.
4.38%, 03/18/31 (d)	40	37
8.88%, 09/13/33 (d)	120	131
NBM US Holdings, Inc.
6.63%, 08/06/29 (d)	120	121
OT MidCo Inc.
10.00%, 02/15/30 (d)	155	61
Performance Food Group, Inc.
6.13%, 09/15/32 (d)	65	67
Post Holdings, Inc.
4.63%, 04/15/30 (d)	35	34
6.25%, 02/15/32 - 10/15/34 (d)	120	122
6.38%, 03/01/33 (d)	55	56
6.50%, 03/15/36 (d)	35	35
Reynolds American Inc.
5.85%, 08/15/45	1,000	985
Safeway Inc.
3.50%, 03/15/29 (d)	45	43
4.88%, 02/15/30 (d)	145	144
Synergy Infrastructure Holdings, LLC
7.88%, 12/01/30 (d)	31	32
U.S. Foods Inc.
6.88%, 09/15/28 (d)	45	46
4.75%, 02/15/29 (d)	65	65
5.75%, 04/15/33 (d)	65	66
United Rentals (North America), Inc.
5.38%, 11/15/33 (d)	185	185
6.13%, 03/15/34 (d)	110	115
Wand NewCo 3, Inc.
7.63%, 01/30/32 (d)	60	63
Williams Scotsman, Inc.
6.63%, 06/15/29 - 04/15/30 (d)	130	134
		11,475
Total Corporate Bonds And Notes (cost $387,792)		380,752
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 12.3%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (f)	41	41
Series 2019-B-2, 4.46%, 10/16/26 (f)	43	42
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (f)	68	67
Series 2020-B-1A, 4.34%, 01/15/27 (f)	53	52
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 10/16/28 (f)	381	365
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (f)	1,045	987
AASET 2022-1 Limited
Series 2022-A-1A, 6.00%, 05/16/29 (f)	1,055	1,049
AASET 2024-1
Series 2024-A1-1A, 6.26%, 05/16/31 (f)	690	705
Series 2024-A2-1A, 6.26%, 05/16/31 (f)	628	643
AASET 2025-1
Series 2025-A-1A, 5.94%, 02/16/32 (d) (f)	543	552
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 09/15/26	300	300
AIMCO CLO 11 Ltd
Series 2020-A1R2-11A, 5.22%, (3 Month Term SOFR + 1.34%), 07/17/37 (j)	969	971
Aimco CLO 14 Ltd
Series 2021-A1R-14A, REMIC, 5.14%, (3 Month Term SOFR + 1.22%), 10/20/38 (j)	1,573	1,573
AIMCO CLO 17 Ltd
Series 2022-A1R-17A, 5.23%, (3 Month Term SOFR + 1.35%), 07/20/37 (j)	1,099	1,102
AIMCO CLO 19, Ltd.
Series 2024-A-19A, 5.23%, (3 Month Term SOFR + 1.35%), 10/20/37 (j)	340	341
AIMCO CLO 22 Ltd
Series 2024-A-22A, 5.38%, (3 Month Term SOFR + 1.50%), 04/19/37 (j)	1,878	1,883
AIMCO CLO Series 2018-B
Series 2018-ARR-BA, 5.39%, (3 Month Term SOFR + 1.50%), 04/16/37 (j)	1,188	1,191
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.49%, (1 Month Term SOFR + 1.74%), 06/15/27 (j)	780	783
Allegro CLO XII, Ltd.
Series 2020-A1R-1A, 5.31%, (3 Month Term SOFR + 1.44%), 07/21/37 (j)	1,461	1,464
Allegro CLO XIII, Ltd.
Series 2021-A1R-1A, 5.22%, (3 Month Term SOFR + 1.34%), 07/20/38 (j)	716	718
Allegro CLO XV, Ltd.
Series 2022-A1R-1A, 5.06%, (3 Month Term SOFR + 1.18%), 04/20/38 (j)	893	893
ALTDE 2025-1 Trust
Series 2025-A-1A, 5.90%, 02/15/32 (f)	744	756

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Ares LIV CLO Ltd
Series 2019-AR2-54A, 5.21%, (3 Month Term SOFR + 1.31%), 07/15/38 (j)	643	645
Ares LIX CLO Ltd
Series 2021-A-59A, 5.15%, (3 Month Term SOFR + 1.29%), 04/25/34 (j)	521	521
Ares Loan Funding V, Ltd.
Series 2024-A1-ALF5A, 5.36%, (3 Month Term SOFR + 1.50%), 07/27/37 (j)	1,092	1,095
Ares LV CLO Ltd
Series 2020-A1R2-55A, 5.27%, (3 Month Term SOFR + 1.37%), 10/15/37 (j)	652	654
Ares LVIII CLO Ltd.
Series 2020-A1R2-58A, 5.14%, (3 Month Term SOFR + 1.24%), 04/15/38 (j)	908	909
Ares LXX CLO Ltd
Series 2023-A1R-70A, 4.94%, (3 Month Term SOFR + 1.25%), 01/25/39 (j)	775	775
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 5.24%, (3 Month Term SOFR + 1.33%), 04/17/34 (j)	2,135	2,136
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	137	137
Bain Capital Credit CLO 2023-2, Limited
Series 2023-A1R-2A, 5.20%, (3 Month Term SOFR + 1.32%), 07/18/38 (j)	943	945
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-A1R-4A, 5.00%, (3 Month Term SOFR + 1.23%), 01/21/39 (j)	915	916
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/05/32	400	384
Series 2019-BNM-BPR, REMIC, 3.47%, 11/05/32	100	96
Bank 2017-BNK6
Series 2017-ASB-BNK6, REMIC, 3.29%, 07/17/26	15	15
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	89
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.44%, 01/18/63 (j)	3,200	49
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.74%, 10/18/32 (j)	3,815	4,046
Bank5 2025-5YR16
Interest Only, Series 2025-XB-5YR19, REMIC, 0.60%, 12/17/58 (j)	1,000	29
Interest Only, Series 2025-XB-5YR16, REMIC, 0.35%, 08/17/63 (j)	1,600	29
Barings CLO Ltd 2020-I
Series 2020-A1R2-1A, 5.58%, (3 Month Term SOFR + 1.26%), 01/15/38 (j)	589	590
Barings CLO Ltd 2023-IV
Series 2023-A-4A, 5.63%, (3 Month Term SOFR + 1.75%), 01/20/37 (j)	1,424	1,426
Barings CLO Ltd. 2020-IV
Series 2020-AR-4A, 5.25%, (3 Month Term SOFR + 1.37%), 10/20/37 (j)	1,190	1,192
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 5.14%, (3 Month Term SOFR + 1.28%), 04/25/34 (j)	1,146	1,147
BCRED BSL Static CLO 2025-1 Ltd
Series 2025-AR-1A, 5.58%, (3 Month Term SOFR + 1.25%), 07/24/35 (j)	875	875
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (j)	106	105
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	131	128
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.02%, 08/16/52 (j)	6,273	154
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.75%, 12/15/62 (j)	4,262	82
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	240	239
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.23%, 07/17/54 (j)	2,023	95
Benefit Street Partners CLO 44 Ltd
Series 2025-A1-44A, 4.95%, (3 Month Term SOFR + 1.22%), 01/18/39 (j)	784	785
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 5.30%, (3 Month Term SOFR + 1.39%), 01/16/35 (j)	638	639
BHG Securitization Trust 2025-2CON
Series 2025-A-2CON, 4.84%, 09/17/36	179	181
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28 (f)	836	791
BLP Commercial Mortgage Trust
Series 2024-A-IND2, REMIC, 5.09%, (1 Month Term SOFR + 1.34%), 03/16/26 (j)	482	482
Blueberry Park CLO, Ltd.
Series 2024-A-1A, 5.23%, (3 Month Term SOFR + 1.35%), 10/20/37 (j)	1,264	1,266
BMO 2025-5C13 Mortgage Trust
Series 2025-A2-5C13, REMIC, 4.74%, 11/18/30	200	202
BMP 2024-MF23
Series 2024-A-MF23, 5.12%, (1 Month Term SOFR + 1.37%), 06/15/26 (j)	749	750
Series 2024-B-MF23, 5.39%, (1 Month Term SOFR + 1.64%), 06/15/26 (j)	370	370
Series 2024-C-MF23, 5.59%, (1 Month Term SOFR + 1.84%), 06/15/26 (j)	261	261
Brant Point CLO 2025-8 Ltd
Series 2025-D1-8A, 6.85%, (3 Month Term SOFR + 2.85%), 03/31/38 (j)	100	100
Bravo Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (j)	498	503
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.50%, 02/25/65 (f)	246	249
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 4.55%, (1 Month Term SOFR + 0.80%), 11/15/38 (j)	1,203	1,199
Series 2021-B-PAC, REMIC, 4.76%, (1 Month Term SOFR + 1.01%), 11/15/38 (j)	180	179
Series 2021-C-PAC, REMIC, 4.96%, (1 Month Term SOFR + 1.21%), 11/15/38 (j)	241	240
Series 2021-D-PAC, REMIC, 5.16%, (1 Month Term SOFR + 1.41%), 11/15/38 (j)	234	233
Series 2021-E-PAC, REMIC, 5.81%, (1 Month Term SOFR + 2.06%), 11/15/38 (j)	813	811
BX Commercial Mortgage Trust 2018-BIOA
Series 2025-A-DIME, REMIC, 4.90%, (1 Month Term SOFR + 1.15%), 02/16/27 (j)	888	886
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 4.76%, (1 Month Term SOFR + 1.01%), 02/15/39 (j)	230	229
Series 2022-B-LP2, REMIC, 5.06%, (1 Month Term SOFR + 1.31%), 02/15/39 (j)	400	398
Series 2022-C-LP2, REMIC, 5.31%, (1 Month Term SOFR + 1.56%), 02/15/39 (j)	328	327
Series 2022-D-LP2, REMIC, 5.71%, (1 Month Term SOFR + 1.96%), 02/15/39 (j)	328	327
BX Commercial Mortgage Trust 2023-XL3
Series 2023-A-XL3, REMIC, 5.51%, (1 Month Term SOFR + 1.76%), 12/17/40 (j)	614	614
Series 2023-B-XL3, REMIC, 5.94%, (1 Month Term SOFR + 2.19%), 12/17/40 (j)	168	167
Series 2023-C-XL3, REMIC, 6.39%, (1 Month Term SOFR + 2.64%), 12/17/40 (j)	74	74
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-A-GPA3, REMIC, 5.04%, (1 Month Term SOFR + 1.29%), 12/15/26 (j)	286	286
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.39%, (1 Month Term SOFR + 1.64%), 05/15/29 (j)	1,265	1,267
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 02/17/26 (j)	1,224	1,223
Series 2024-B-XL4, REMIC, 5.54%, (1 Month Term SOFR + 1.79%), 02/17/26 (j)	115	115
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.14%, (1 Month Term SOFR + 1.39%), 03/15/26 (j)	2,092	2,093
Series 2024-B-XL5, REMIC, 5.44%, (1 Month Term SOFR + 1.69%), 03/15/26 (j)	372	372
Series 2024-C-XL5, REMIC, 5.69%, (1 Month Term SOFR + 1.94%), 03/15/26 (j)	493	494
BX Commercial Mortgage Trust 2025-SPOT
Series 2025-A-SPOT, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 04/15/27 (j)	1,795	1,795
Series 2025-B-SPOT, REMIC, 5.49%, (1 Month Term SOFR + 1.74%), 04/15/27 (j)	645	645
BX Trust 2021-LBA
Series 2021-AJV-LBA, REMIC, 4.66%, (1 Month Term SOFR + 0.91%), 02/15/28 (j)	100	100
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 5.24%, (1 Month Term SOFR + 1.49%), 04/15/37 (j)	571	571
Series 2022-B-IND, REMIC, 5.69%, (1 Month Term SOFR + 1.94%), 04/15/37 (j)	427	428
Series 2022-C-IND, REMIC, 6.04%, (1 Month Term SOFR + 2.29%), 04/15/37 (j)	97	97
Series 2022-D-IND, REMIC, 6.59%, (1 Month Term SOFR + 2.84%), 04/15/37 (j)	80	81
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 04/15/29 (j)	1,458	1,456
Series 2024-B-CNYN, REMIC, 5.44%, (1 Month Term SOFR + 1.69%), 04/15/29 (j)	232	233
Series 2024-C-CNYN, REMIC, 5.69%, (1 Month Term SOFR + 1.94%), 04/15/29 (j)	193	194
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 4.89%, (1 Month Term SOFR + 1.14%), 03/15/27 (j)	3,334	3,327
Series 2025-B-ROIC, REMIC, 5.14%, (1 Month Term SOFR + 1.39%), 03/15/27 (j)	382	380
Series 2025-C-ROIC, REMIC, 5.29%, (1 Month Term SOFR + 1.54%), 03/15/27 (j)	538	536
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.13%, (1 Month Term SOFR + 1.40%), 06/15/27 (j)	347	347
Carlyle US CLO 2021-10 LTD
Series 2021-A1R-10A, 5.19%, (3 Month Term SOFR + 1.31%), 01/20/38 (j)	728	730
Carlyle US CLO 2021-11 LTD
Series 2021-A1R-11A, 5.27%, (3 Month Term SOFR + 1.41%), 07/27/37 (j)	1,277	1,280
Carlyle US CLO 2025-6 LTD
Series 2025-A1-6A, 4.91%, (3 Month Term SOFR + 1.22%), 01/20/39 (j)	886	886
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	24	24
Cedar Funding X CLO Ltd
Series 2019-AR2-10A, 5.24%, (3 Month Term SOFR + 1.36%), 10/20/37 (j)	710	711
Cedar Funding XII CLO Ltd
Series 2020-ARR-12A, 5.06%, (3 Month Term SOFR + 1.20%), 01/25/38 (j)	857	857
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 5.20%, (3 Month Term SOFR + 1.32%), 04/20/35 (j)	1,052	1,052
Cedar Funding XVII CLO Ltd.
Series 2023-AR-17A, 5.23%, (3 Month Term SOFR + 1.35%), 07/20/38 (j)	877	879
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 4.92%, (1 Month Term SOFR + 5.09%), 07/12/30 (j)	716	723
CENT TRUST 2025-CITY
Interest Only, Series 2025-X-CITY, REMIC, 0.21%, 07/10/40 (j)	8,500	58
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,438	1,158
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	166
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	889
CFMT 2024-HB13, LLC
Series 2024-A-HB13, 3.00%, 05/25/27	280	273
CFMT 2024-HB15, LLC
Series 2024-A-HB15, 4.00%, 08/25/27	139	136
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	151	153
Series 2024-A1-1A, 5.52%, 09/15/27	308	311
CIFC Funding 2019-V Ltd
Series 2019-A1R2-5A, 5.36%, (3 Month Term SOFR + 1.27%), 10/15/38 (j)	823	825
CIFC Funding 2025-VI Ltd
Series 2025-A1-6A, 5.11%, (3 Month Term SOFR + 1.25%), 10/23/38 (j)	545	546
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.01%, 08/11/56 (j)	3,141	90
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 4.88%, (3 Month Term SOFR + 1.00%), 04/18/35 (j)	1,044	1,044
COMM 2005-C6
Series 2025-A-ELP, REMIC, 4.60%, 11/15/30 (j)	537	535
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	208
DB Master Finance LLC
Series 2021-A2I-1A, 2.05%, 11/20/26	360	353
Series 2017-A2II-1A, 4.03%, 11/20/27	3,584	3,585
Series 2025-A2I-1A, 4.89%, 11/20/30	670	672
Series 2025-A2II-1A, 5.17%, 11/22/32	545	549
Dext ABS 2025-2, LLC
Series 2025-A3-2, 4.23%, 04/15/36	135	135
DLLAA 2023-1 LLC
Series 2023-A3-1A, 5.64%, 02/22/28	205	207
DLLAD 2023-1 LLC
Series 2023-A3-1A, 4.79%, 03/22/27	168	169
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	3,532	3,513
Dryden 37 Senior Loan Fund
Series 2022-A1R-108A, 5.24%, (3 Month Term SOFR + 1.36%), 07/18/37 (j)	1,705	1,708
Dryden 85 CLO Ltd
Series 2020-A1R2-85A, 5.28%, (3 Month Term SOFR + 1.38%), 07/15/37 (j)	1,266	1,269
Dryden 98 CLO Ltd
Series 2022-A-98A, 5.18%, (3 Month Term SOFR + 1.30%), 04/20/35 (j)	591	591
DTP Commercial Mortgage Trust 2023-STE2
Series 2023-A-STE2, REMIC, 6.04%, 01/18/29 (j)	282	290
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR2-1A, 5.41%, (3 Month Term SOFR + 1.51%), 07/15/37 (j)	1,021	1,023
Eaton Vance CLO 2020-1, Ltd.
Series 2020-ARR-1A, 5.29%, (3 Month Term SOFR + 1.39%), 10/15/37 (j)	1,146	1,149
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR2-2A, 5.28%, (3 Month Term SOFR + 1.38%), 10/15/37 (j)	1,020	1,021
Enterprise Fleet Financing 2024-2, LLC
Series 2024-A2-2, 5.74%, 05/20/26	165	166
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-A2-1, 4.83%, 11/16/26	78	78
Series 2025-A3-1, 4.69%, 03/15/28	115	116
Extended Stay America Trust 2025-ESH
Series 2025-A-ESH, REMIC, 5.05%, (1 Month Term SOFR + 1.30%), 10/15/30 (j)	1,660	1,661
Series 2025-B-ESH, REMIC, 5.35%, (1 Month Term SOFR + 1.60%), 10/15/30 (j)	295	295
Series 2025-C-ESH, REMIC, 5.60%, (1 Month Term SOFR + 1.85%), 10/15/30 (j)	145	145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Flatiron CLO 20 Ltd
Series 2020-A1R2-1A, 5.13%, (3 Month Term SOFR + 1.24%), 11/20/38 (j)	1,862	1,861
Flatiron CLO 21 Ltd
Series 2021-A1R-1A, 5.68%, (3 Month Term SOFR + 1.36%), 10/19/37 (j)	1,103	1,106
Flatiron CLO 26 Ltd.
Series 2024-A-4A, 5.65%, (3 Month Term SOFR + 1.33%), 01/15/38 (j)	1,041	1,043
Flatiron CLO 31 Ltd
Series 2025-A1-31A, 4.87%, (3 Month Term SOFR + 1.20%), 01/18/39 (j)	777	777
Flatiron CLO 32 Ltd
Series 2025-A1-32A, 5.60%, (3 Month Term SOFR + 1.29%), 10/22/38 (j)	849	852
Flatiron RR CLO 30 Ltd
Series 2025-A1-30A, REMIC, 5.06%, (3 Month Term SOFR + 1.16%), 04/15/38 (j)	905	904
GGAM Master Trust International Ltd
Series 2025-A-1A, 5.92%, 09/30/60	1,900	1,911
Gilead 2025-1 Aviation Limited
Series 2025-A-1A, 5.79%, 03/15/32 (f)	1,271	1,276
GMF Floorplan Owner Revolving Trust
Series 2024-A1-4A, REMIC, 4.73%, 11/15/27	750	760
Green Lakes Park CLO LLC
Series 2025-ARR-1A, 5.04%, (3 Month Term SOFR + 1.18%), 01/25/38 (j)	905	904
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	92	91
GS Mortgage-Backed Securities Trust 2024-RPL2
Series 2024-A1-RPL2, REMIC, 3.12%, 02/25/26 (j) (q)	330	323
GS Mortgage-Backed Securities Trust 2024-RPL4
Series 2024-A1-RPL4, REMIC, 3.90%, 07/25/26 (f)	607	599
Hamlin Park CLO Ltd
Series 2024-A-1A, 5.22%, (3 Month Term SOFR + 1.34%), 10/20/37 (j)	1,015	1,018
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/38 (f)	103	101
INTL Commercial Mortgage Trust 2025-PLAZA
Series 2025-A-PLAZA, REMIC, 5.04%, 11/07/30 (j)	490	492
Invesco US CLO 2024-1 Ltd
Series 2024-AR-1RA, 5.45%, (3 Month Term SOFR + 1.55%), 04/15/37 (j)	959	960
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	325
J.P. Morgan Mortgage Trust 2025-NQM2
Series 2025-A1-NQM2, REMIC, 5.57%, 05/25/29 (j)	183	185
Jersey Mike's Funding, LLC
Series 2024-A2-1A, 5.64%, 02/15/32	1,211	1,233
Series 2025-A2-1A, 5.61%, 08/16/32	529	538
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-ASB-C4, REMIC, 2.99%, 06/17/26	19	19
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	180	177
Lakeside Park CLO Ltd
Series 2025-A-1A, 5.05%, (3 Month Term SOFR + 1.15%), 04/15/38 (j)	658	658
LIFE 2021-BMR Mortgage Trust
Series 2021-C-BMR, REMIC, 4.96%, (1 Month Term SOFR + 1.21%), 03/15/38 (j)	17	17
Series 2021-D-BMR, REMIC, 5.26%, (1 Month Term SOFR + 1.51%), 03/15/38 (j)	159	158
Series 2021-E-BMR, REMIC, 5.61%, (1 Month Term SOFR + 1.86%), 03/15/38 (j)	139	138
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 5.05%, (1 Month Term SOFR + 1.30%), 05/17/38 (j)	2,042	1,968
Series 2022-B-BMR2, REMIC, 5.54%, (1 Month Term SOFR + 1.79%), 05/17/38 (j)	1,221	1,112
Series 2022-C-BMR2, REMIC, 5.84%, (1 Month Term SOFR + 2.09%), 05/17/38 (j)	684	615
Series 2022-D-BMR2, REMIC, 6.29%, (1 Month Term SOFR + 2.54%), 05/17/38 (j)	608	538
Madison Park Funding Ltd
Series 2021-A-50A, 5.29%, (3 Month Term SOFR + 1.40%), 04/19/34 (j)	1,340	1,341
Madison Park Funding XIII, Ltd
Series 2024-A1-67A, 5.37%, (3 Month Term SOFR + 1.51%), 04/25/37 (j)	1,211	1,214
Madison Park Funding XIX, Ltd.
Series 2015-AR3-19A, 5.93%, (3 Month Term SOFR + 1.60%), 01/22/37 (j)	469	469
Madison Park Funding XLV Ltd
Series 2020-ARR-45A, 4.98%, (3 Month Term SOFR + 1.08%), 07/15/34 (j)	653	653
Magnetite XLI, Limited
Series 2024-A-41A, REMIC, 5.15%, (3 Month Term SOFR + 1.29%), 01/25/38 (j)	596	597
Magnetite Xlv Ltd
Series 2025-A1-45A, REMIC, 5.05%, (3 Month Term SOFR + 1.15%), 04/15/38 (j)	635	635
Magnetite XXI, Limited
Series 2019-AR-21A, 5.17%, (3 Month Term SOFR + 1.28%), 04/20/34 (j)	920	920
Magnetite XXIII Ltd
Series 2019-AR-23A, 5.25%, (3 Month Term SOFR + 1.39%), 01/25/35 (j)	731	732
Magnetite XXIX, Limited
Series 2021-AR-29A, 5.25%, (3 Month Term SOFR + 1.35%), 07/15/37 (j)	1,150	1,153
Magnetite XXVI Ltd
Series 2020-AR2-26A, 5.01%, (3 Month Term SOFR + 1.15%), 01/25/38 (j)	870	869
Magnetite XXVIII Ltd
Series 2020-A1RR-28A, 5.56%, (3 Month Term SOFR + 1.24%), 01/15/38 (j)	1,209	1,209
Magnetite XXX, Limited
Series 2021-AR-30A, 5.21%, (3 Month Term SOFR + 1.35%), 10/25/37 (j)	1,072	1,074
Magnetite XXXVI Ltd
Series 2023-AR-36A, 5.18%, (3 Month Term SOFR + 1.32%), 07/26/38 (j)	863	865
Merchants Fleet Funding LLC
Series 2023-A-1A, 7.21%, 05/20/26	222	223
Series 2024-A-1A, 5.82%, 08/20/27	450	453
Series 2025-A-1A, 4.49%, 01/20/39	200	201
MFA 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 4.25%, 02/25/66 (j)	169	162
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 4.57%, (1 Month Term SOFR + 0.81%), 07/15/38 (j)	603	602
MHP Commercial Mortgage Trust 2025-MHIL2
Series 2025-A-MHIL2, REMIC, 5.25%, (1 Month Term SOFR + 1.50%), 09/15/27 (j)	751	751
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	449	446
Morgan Stanley Capital I Trust 2016-UBS11
Series 2016-A4-UB11, REMIC, 2.78%, 08/17/26	700	693
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	693
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 4.81%, (1 Month Term SOFR + 1.06%), 12/15/36 (j)	900	678
Morgan Stanley Eaton Vance CLO 2025-21 Ltd
Series 2025-A1-21A, 5.07%, (3 Month Term SOFR + 1.17%), 04/15/38 (j)	1,085	1,083
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.53%, 05/25/70 (j)	167	169
Navigator 2025-1 Aviation Ltd
Series 2025-A-1, 5.11%, 10/15/50	1,244	1,231
Neuberger Berman Loan Advisers CLO 25 Ltd
Series 2017-AR2-25A, 5.28%, (3 Month Term SOFR + 1.40%), 07/18/38 (j)	965	967

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	107	101
NYMT Loan Trust 2024-CP1
Series 2024-A1-CP1, REMIC, 3.75%, 08/25/37	246	234
Oak Hill Credit Partners
Series 2024-A1-18A, 5.38%, (3 Month Term SOFR + 1.50%), 04/20/37 (j)	1,393	1,397
Series 2024-A2-18A, 5.53%, (3 Month Term SOFR + 1.65%), 04/20/37 (j)	250	250
OCP Aegis CLO 2025-47 Ltd
Series 2025-A1-47A, 4.82%, (3 Month Term SOFR + 1.11%), 01/21/38 (j)	714	714
OCP CLO 2015-8, Ltd.
Series 2020-AR2-8RA, 5.10%, (3 Month Term SOFR + 1.22%), 10/18/38 (j)	806	807
OCP CLO 2018-15 Ltd
Series 2018-AR-15A, 5.13%, (3 Month Term SOFR + 1.25%), 01/20/38 (j)	550	551
OCP CLO 2025-44 Ltd
Series 2025-A-44A, 5.56%, (3 Month Term SOFR + 1.30%), 10/25/38 (j)	891	893
OCP CLO 2025-46 Ltd
Series 2025-A-46A, 4.97%, (3 Month Term SOFR + 1.20%), 10/15/38 (j)	555	555
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (j)	17	17
OCWEN Loan Investment Trust 2024-HB1
Series 2024-A-HB1, 3.00%, 02/25/27	37	36
OHA Credit Funding 13 Ltd
Series 2022-AR-13A, 5.23%, (3 Month Term SOFR + 1.35%), 07/20/37 (j)	1,592	1,595
OHA Credit Funding 14-R Ltd
Series 2023-A-14RA, 5.11%, (3 Month Term SOFR + 1.23%), 04/20/38 (j)	594	594
OHA Credit Funding 17 Ltd
Series 2024-A-17A, 5.20%, (3 Month Term SOFR + 1.32%), 01/18/38 (j)	374	375
OHA Credit Funding 4 Ltd.
Series 2019-AR2-4A, 5.15%, (3 Month Term SOFR + 1.29%), 01/22/38 (j)	1,088	1,090
OHA Credit Funding 5 Ltd.
Series 2012-AR4-7A, 5.03%, (3 Month Term SOFR + 1.14%), 02/20/38 (j)	979	977
OHA Credit Funding 6 Ltd
Series 2020-AR2-6A, 5.21%, (3 Month Term SOFR + 1.33%), 10/20/37 (j)	857	858
Onity Loan Investment Trust 2024-HB2
Series 2024-A-HB2, 5.00%, 08/25/27	112	112
Onity Loan Investment Trust 2025-HB2
Series 2025-A-HB2, 3.00%, 11/25/28 (j) (q)	248	241
Oportun Issuance Trust 2025-B
Series 2025-A-B, 4.88%, 11/08/27	300	303
Palmer Square Loan Funding 2024-2 Ltd
Series 2024-A1N-2A, 4.90%, (3 Month Term SOFR + 1.00%), 01/15/33 (j)	430	430
Palmer Square Loan Funding 2025-1 Ltd
Series 2025-A1-1A, 4.65%, (3 Month Term SOFR + 0.80%), 02/15/33 (j)	920	918
Palmer Square Loan Funding 2025-2 Ltd
Series 2025-A1-2A, 5.18%, (3 Month Term SOFR + 0.94%), 07/15/33 (j)	847	847
Peace Park CLO Ltd
Series 2021-AR-1A, 5.13%, (3 Month Term SOFR + 1.25%), 10/20/38 (j)	898	899
PK Alift Loan Funding 3 LP
Series 2024-A1-1, 5.84%, 06/15/29	177	180
Planet Fitness Master
Series 2022-A2II-1A, 4.01%, 12/07/26	592	546
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	621	594
Series 2025-A2I-1A, 5.27%, 12/06/55	535	538
PRET 2024-RPL1 Trust
Series 2024-A1-RPL1, REMIC, 3.90%, 10/25/63 (j)	389	375
PRET 2025-RPL3 Trust
Series 2025-A1-RPL3, REMIC, 4.15%, 04/25/65 (f)	284	280
PRMI Securitization Trust 2024-CMG1
Series 2024-A1-CMG1, REMIC, 4.41%, (1 Month Term SOFR + 1.45%), 07/25/54 (j) (q)	396	395
PRPM 2024-RCF4, LLC
Series 2024-A1-RCF4, REMIC, 4.00%, 07/25/28 (f)	135	134
PRPM 2024-RCF6, LLC
Series 2024-A1-RCF6, 4.00%, 10/25/64 (f)	82	81
PRPM 2024-RPL2, LLC
Series 2024-A1-RPL2, 3.50%, 05/25/28 (f)	638	625
PRPM 2025-RCF3, LLC
Series 2025-A1-RCF3, REMIC, 5.25%, 07/26/55 (f)	170	171
PRPM 2025-RCF5, LLC
Series 2025-A1-RCF5, REMIC, 4.84%, 10/25/55 (f)	287	286
RR 34 LTD
Series 2024-A1R-34RA, 5.25%, (3 Month Term SOFR + 1.35%), 10/15/39 (j)	478	479
RR 7 Ltd
Series 2019-A1AB-7A, 5.24%, (3 Month Term SOFR + 1.34%), 01/15/37 (j)	1,141	1,142
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	365	365
Series 2020-2C-2, 2.33%, 01/15/28	279	267
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (f)	467	456
Sixth Street CLO XIX, Ltd.
Series 2021-A1R-19A, 5.16%, (3 Month Term SOFR + 1.28%), 07/17/37 (j)	540	541
Sixth Street CLO XVIII Ltd
Series 2021-A1R-18A, 5.13%, (3 Month Term SOFR + 1.25%), 10/18/38 (j)	819	820
Sixth Street CLO XX Ltd
Series 2021-A1R-20A, 5.20%, (3 Month Term SOFR + 1.32%), 07/19/38 (j)	697	699
SLAM 2025-1 Ltd
Series 2025-A-1A, 5.81%, 05/15/32 (f)	584	596
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 5.75%, (1 Month Term SOFR + 2.00%), 02/15/39 (j)	278	277
Series 2022-C-TFLM, REMIC, 6.40%, (1 Month Term SOFR + 2.65%), 02/15/39 (j)	145	145
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 4.60%, (1 Month Term SOFR + 0.85%), 11/15/38 (j)	1,438	1,437
Series 2021-B-MFP, REMIC, 4.94%, (1 Month Term SOFR + 1.19%), 11/15/38 (j)	531	531
Series 2021-C-MFP, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 11/15/38 (j)	330	329
Series 2021-D-MFP, REMIC, 5.44%, (1 Month Term SOFR + 1.69%), 11/15/38 (j)	216	216
Subway Funding LLC
Series 2024-A2I-3A, 5.25%, 07/30/29	1,237	1,234
Series 2024-A2II-3A, 5.57%, 07/30/29	585	580
Series 2024-A23-3A, 5.91%, 07/30/29	1,186	1,180
Series 2024-A2I-1A, 6.03%, 07/30/29	1,666	1,689
Series 2024-A2II-1A, 6.27%, 07/30/31	991	1,012
Series 2024-A23-1A, 6.51%, 07/30/34	869	898
Symphony CLO 43 Ltd
Series 2024-A1-43A, 5.42%, (3 Month Term SOFR + 1.52%), 04/15/37 (j)	856	858
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.23%, (3 Month Term SOFR + 1.34%), 04/20/33 (j)	1,278	1,279
Taco Bell Funding, LLC
Series 2025-A2I-1A, 4.82%, 08/25/55	1,170	1,162
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-A-DPM, REMIC, 5.05%, (1 Month Term SOFR + 1.30%), 12/17/29 (j)	1,112	1,112
Series 2024-B-DPM, REMIC, 5.40%, (1 Month Term SOFR + 1.65%), 12/17/29 (j)	271	271
Series 2024-C-DPM, REMIC, 5.80%, (1 Month Term SOFR + 2.05%), 12/17/29 (j)	200	200
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/38 (f)	288	285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (f)	426	415
Upgrade Receivables Trust 2024-1
Series 2024-A-1A, 5.37%, 02/18/31	4	4
Verus Securitization Trust 2025-5
Series 2025-A1-5, REMIC, 5.43%, 06/25/70 (f)	272	274
Verus Securitization Trust 2025-6
Series 2025-A1-6, 5.42%, 07/25/70 (f)	944	952
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	1,072
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	57
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	315	318
Voya CLO 2020-2 Ltd
Series 2020-A1RR-2A, 5.19%, (3 Month Term SOFR + 1.31%), 01/20/38 (j)	304	304
Voya CLO 2024-1 Ltd
Series 2024-A1-1A, 5.42%, (3 Month Term SOFR + 1.52%), 04/15/37 (j)	813	815
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-ASB-C55, REMIC, 2.65%, 10/17/29	172	167
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 5.06%, (1 Month Term SOFR + 1.31%), 05/15/31 (j)	688	687
Wheels Fleet Lease Funding 1 LLC
Series 2024-A1-2A, 4.87%, 02/18/28	705	712
Series 2025-A1-3A, 4.08%, 09/18/40	200	201
Willis Engine Structured Trust IX
Series 2025-A-B, 5.16%, 12/15/31 (f)	500	499
Willis Engine Structured Trust VII
Series 2023-A-A, 8.00%, 10/15/29 (f)	385	395
Willis Engine Structured Trust VIII
Series 2025-A-A, 5.58%, 06/16/31 (f)	756	760
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	193	195
Total Non-U.S. Government Agency Asset-Backed Securities (cost $186,619)		186,141
SENIOR FLOATING RATE INSTRUMENTS 4.9%
Industrials 1.3%
Acosta, Inc.
2024 Term Loan B, 9.22%, (6 Month Term SOFR + 5.50%), 08/21/31 (j)	45	44
Advantage Sales & Marketing, Inc.
2024 Term Loan, 8.45%, (3 Month Term SOFR + 4.25%), 10/28/27 (j)	144	119
AI Aqua Merger Sub, Inc.
2024 1st Lien Term Loan B, 6.85%, (1 Month Term SOFR + 3.00%), 07/31/28 (j)	89	89
2024 1st Lien Term Loan B, 6.87%, (1 Month Term SOFR + 3.00%), 07/31/28 (j)	59	59
Air Canada
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 03/14/31 (j)	64	64
Air Comm Corporation, LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 2.75%), 11/21/31 (j) (r)	7	7
2025 Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 12/11/31 (j)	2	2
2025 Term Loan, 6.57%, (3 Month Term SOFR + 2.75%), 12/11/31 (j)	79	79
2025 Term Loan, 6.67%, (3 Month Term SOFR + 2.75%), 12/11/31 (j)	62	62
AlixPartners, LLP
2025 USD Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 07/29/32 (j)	178	178
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 07/31/31 (j)	192	193
American Airlines, Inc.
2017 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 1.75%), 01/29/27 (j) (r)	75	75
2023 1st Lien Term Loan, 6.26%, (6 Month Term SOFR + 2.25%), 05/29/29 (j)	98	98
2025 Term Loan B, 7.13%, (3 Month Term SOFR + 3.25%), 05/09/32 (j)	80	80
Amynta Agency Borrower Inc.
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 12/29/31 (j)	132	132
Anticimex International AB
2021 USD Term Loan B1, 7.31%, (SOFR + 3.40%), 07/21/28 (j)	64	65
2024 Term Loan B6, 7.31%, (SOFR + 3.40%), 11/16/28 (j)	33	34
2025 USD Term Loan, 0.00%, (3 Month Term SOFR + 2.90%), 10/31/31 (j) (r)	50	50
APi Group DE, Inc.
2025 Term Loan, 5.67%, (1 Month Term SOFR + 1.75%), 01/03/29 (j)	158	159
Archkey Solutions LLC
2024 Delayed Draw Term Loan B, 0.00%, (SOFR + 4.25%), 10/10/31 (j) (r)	12	13
2024 Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 10/10/31 (j)	107	108
Artera Services, LLC
2024 Term Loan, 0.00%, (3 Month Term SOFR + 4.50%), 02/07/31 (j) (r)	5	4
2024 Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 02/07/31 (j)	242	194
Arthur US Finco Inc
Term Loan B, 9.25%, (3 Month Term SOFR + 5.25%), 11/08/30 (j)	138	125
Astro Acquisition, LLC
2025 Term Loan B, 7.12%, (6 Month Term SOFR + 3.25%), 08/14/32 (j)	70	70
Aurora Lux Finco S.a r.l
2025 Term Loan B, 9.15%, (SOFR + 5.25%), 09/05/32 (j)	125	124
AZZ Inc.
Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 05/06/29 (j)	72	72
Barnes Group Inc
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 12/11/31 (j)	86	86
BCPE Empire Holdings, Inc.
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 12/26/30 (j)	79	78
Beach Acquisition Bidco LLC
USD Term Loan B, 7.31%, (3 Month Term SOFR + 3.25%), 06/25/32 (j)	120	121
Bleriot US Bidco Inc.
2023 Term Loan B, 6.50%, (3 Month Term SOFR + 2.50%), 10/31/28 (j)	64	64
BradyPlus Holdings LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 12/11/32 (j) (r)	585	578
Calpine Construction Finance Company, L.P.
2025 Repriced Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 07/31/30 (j)	115	115
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 12/30/28 (j)	240	140
Chart Industries, Inc.
2024 Term Loan B, 6.48%, (3 Month Term SOFR + 2.50%), 03/15/30 (j)	76	76
CHG Healthcare Services Inc.
2025 Term Loan B1, 6.59%, (3 Month Term SOFR + 2.75%), 09/29/28 (j)	121	122
Chromalloy Corporation
2024 Term Loan B, 7.23%, (3 Month Term SOFR + 3.25%), 03/21/31 (j)	89	89
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 7.09%, (1 Month Term SOFR + 3.17%), 03/30/29 (j)	551	551
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 03/27/32 (j) (r)	1	1
2025 Delayed Draw Term Loan, 7.03%, (1 Month Term SOFR + 3.25%), 03/27/32 (j)	4	4
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 03/27/32 (j)	294	294

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Conair Holdings, LLC
Term Loan B, 7.78%, (1 Month Term SOFR + 3.75%), 05/13/28 (j)	129	66
Congruex Group LLC
Term Loan, 5.49%, (3 Month Term SOFR + 1.50%), 04/26/29 (j)	159	129
Term Loan, 5.75%, (3 Month Term SOFR + 1.50%), 04/26/29 (j)	2	2
Constant Contact Inc.
Term Loan, 8.17%, (SOFR + 4.00%), 02/10/28 (j)	370	351
Second Lien Term Loan, 11.67%, (SOFR + 7.50%), 02/10/29 (j)	10	9
Construction Partners Inc.
Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 10/30/31 (j)	109	110
Core & Main LP
2024 Term Loan E, 5.69%, (3 Month Term SOFR + 2.00%), 02/09/31 (j)	49	49
Cornerstone Building Brands, Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 04/12/28 (j) (r)	45	35
2021 Term Loan B, 7.10%, (1 Month Term SOFR + 3.25%), 04/12/28 (j)	224	175
2022 Term Loan, 9.38%, (1 Month Term SOFR + 5.63%), 08/01/28 (j)	75	59
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 4.50%), 05/05/31 (j)	55	39
Corpay Technologies Operating Company LLC
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 10/03/32 (j)	105	105
Corporation Service Company
Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 08/10/29 (j)	170	170
CPI Holdco B LLC
2024 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 05/10/31 (j)	89	89
CPM Holdings, Inc.
2023 Term Loan, 8.34%, (1 Month Term SOFR + 4.50%), 09/18/28 (j)	49	49
CQP Holdco LP
2024 1st Lien Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 12/31/30 (j)	396	397
Crown Equipment Corporation
2025 1st Lien Term Loan B, 5.77%, (1 Month Term SOFR + 2.00%), 10/10/31 (j)	79	80
Crown Subsea Communications Holding,Inc.
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 01/30/31 (j)	218	219
Darktrace PLC
1st Lien Term Loan, 7.19%, (3 Month Term SOFR + 3.25%), 07/02/31 (j)	204	204
2nd Lien Term Loan, 9.19%, (3 Month Term SOFR + 5.25%), 07/02/32 (j)	70	69
Dayforce, Inc.
2025 Term Loan B, 5.84%, (3 Month Term SOFR + 2.00%), 03/01/31 (j)	69	69
DG Investment Intermediate Holdings 2, Inc.
2025 Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 07/01/32 (j)	148	148
2025 2nd Lien Term Loan, 9.42%, (1 Month Term SOFR + 5.50%), 07/24/33 (j)	30	30
Disco Parent, Inc.
2025 Term Loan B, 7.07%, (3 Month Term SOFR + 3.25%), 08/01/32 (j)	45	45
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (j)	100	101
2024 1st Lien Term Loan B2, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (j)	38	38
Echo Global Logistics, Inc.
Term Loan, 7.77%, (1 Month Term SOFR + 3.75%), 11/09/28 (j)	189	186
EMG Utica, LLC
2025 Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 10/24/29 (j)	79	80
EMRLD Borrower LP
Term Loan B, 6.07%, (3 Month Term SOFR + 2.25%), 05/04/30 (j)	25	25
2024 Term Loan B, 6.12%, (6 Month Term SOFR + 2.25%), 06/18/31 (j)	149	149
Ensemble RCM, LLC
2024 Term Loan B, 6.84%, (3 Month Term SOFR + 3.00%), 08/01/29 (j)	182	182
Esdec Solar Group B.V.
Term Loan B, 9.26%, (3 Month Term SOFR + 5.00%), 08/23/28 (j)	291	133
Fertitta Entertainment, LLC
2022 Term Loan B, 6.97%, (1 Month Term SOFR + 3.25%), 01/13/29 (j) (p)	1,014	1,013
Filtration Group Corporation
2025 USD Term Loan, 6.67%, (1 Month Term SOFR + 2.75%), 10/21/28 (j)	188	189
Genesee & Wyoming Inc. (New)
2024 Term Loan, 5.75%, (3 Month Term SOFR + 1.75%), 03/27/31 (j)	138	138
Genmab AS
Term Loan B, 8.75%, (Prime + 2.00%), 11/19/32 (j)	175	176
GFL Environmental Inc.
2025 Term Loan B, 6.27%, (3 Month Term SOFR + 2.50%), 02/04/32 (j)	190	190
Gloves Buyer, Inc.
2025 Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 01/16/32 (j)	155	154
Griffon Corporation
2024 Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 01/24/29 (j)	142	142
Groupe Solmax Inc.
Term Loan, 8.78%, (1 Month Term SOFR + 4.75%), 06/28/28 (j)	83	68
Term Loan, 9.01%, (3 Month Term SOFR + 4.75%), 06/28/28 (j)	96	79
GTCR Everest Borrower, LLC
Add on Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/05/31 (j)	178	179
Harbourvest Partners LP
Term Loan, 0.00%, (SOFR + 2.00%), 04/22/30 (j) (r)	85	85
Harbourvest Partners, LLC
2024 1st Lien Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 04/22/30 (j)	218	218
Horizon US Finco LP
Term Loan B, 0.00%, (6 Month Term SOFR + 4.50%), 12/16/31 (j) (r)	5	5
Term Loan B, 8.34%, (6 Month Term SOFR + 4.50%), 12/16/31 (j)	268	261
ICON Luxembourg S.a r.l.
2024 LUX Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 07/03/28 (j)	88	89
IVC Acquisition Ltd
2025 USD Repriced Term Loan B, 7.75%, (3 Month Term SOFR + 3.75%), 12/06/28 (j)	157	157
John Bean Technologies Corp
Term Loan, 5.67%, (1 Month Term SOFR + 1.75%), 01/02/32 (j)	45	45
Johnstone Supply LLC
Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 06/09/31 (j)	114	114
Kaman Corporation
2025 Term Loan B, 6.23%, (3 Month Term SOFR + 2.50%), 01/30/32 (j)	9	9
2025 Term Loan B, 6.32%, (3 Month Term SOFR + 2.50%), 01/30/32 (j)	129	129
2025 Delayed Draw Term Loan, 6.43%, (3 Month Term SOFR + 2.50%), 01/30/32 (j)	16	16
2025 Term Loan B, 6.54%, (6 Month Term SOFR + 2.50%), 01/30/32 (j)	33	33
KNS Acquisition Corp.
2024 Term Loan A, 8.84%, (1 Month Term SOFR + 5.00%), 04/19/30 (j)	89	87
2024 Term Loan B, 10.09%, (1 Month Term SOFR + 6.25%), 10/19/30 (j)	85	72

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
KUEHG Corp.
2025 Term Loan, 6.75%, (3 Month Term SOFR + 2.75%), 06/12/30 (j)	15	14
LaserShip, Inc.
2024 New Money Term Loan A, 10.25%, (3 Month Term SOFR + 6.25%), 01/02/29 (j)	60	60
2024 Term Loan B, 5.76%, (3 Month Term SOFR + 1.50%), 08/10/29 (j)	172	128
LBM Acquisition LLC
2024 Incremental Term Loan B, 7.58%, (1 Month Term SOFR + 3.75%), 06/06/31 (j)	305	286
2025 Incremental Term Loan, 8.73%, (1 Month Term SOFR + 5.00%), 06/06/31 (j)	152	151
LC AHAB US Bidco LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 04/14/31 (j)	114	114
Madison IAQ LLC
Term Loan, 6.70%, (6 Month Term SOFR + 2.50%), 06/15/28 (j)	107	108
2025 Repriced Term Loan, 6.64%, (3 Month Term SOFR + 2.75%), 03/26/32 (j)	148	149
Madison Safety & Flow LLC
2025 1st Lien Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 09/26/31 (j)	33	33
MajorDrive Holdings IV LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 05/12/28 (j) (r)	20	18
Term Loan B, 8.26%, (3 Month Term SOFR + 4.00%), 05/12/28 (j)	114	103
Maximus, Inc.
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 05/21/31 (j)	44	44
Modena Buyer LLC
Term Loan, 8.09%, (3 Month Term SOFR + 4.25%), 04/03/31 (j)	356	354
MRP Buyer LLC
Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 05/22/32 (j) (r)	3	3
Delayed Draw Term Loan, 7.25%, (3 Month Term SOFR + 3.25%), 05/22/32 (j)	5	5
Term Loan, 7.25%, (3 Month Term SOFR + 3.25%), 05/22/32 (j)	66	66
MV Holding GmbH
2025 USD Term Loan B, 5.72%, (1 Month Term SOFR + 2.00%), 02/19/32 (j)	80	80
Neptune BidCo US Inc.
2022 USD Term Loan A, 8.76%, (3 Month Term SOFR + 4.75%), 10/11/28 (j)	358	353
2022 USD Term Loan B, 9.03%, (3 Month Term SOFR + 5.00%), 04/11/29 (j)	329	325
Nielsen Consumer Inc.
2025 USD 1st Lien Term Loan, 6.42%, (1 Month Term SOFR + 2.50%), 10/04/30 (j)	84	84
Nourish Buyer I Inc
2025 Term Loan B, 8.25%, (1 Month Term SOFR + 4.50%), 07/08/32 (j)	140	141
Nuvei Technologies Corp.
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 11/17/31 (j)	144	144
OMNIA Partners LLC
2024 Term Loan B, 6.61%, (3 Month Term SOFR + 2.75%), 07/25/30 (j)	227	227
Optiv Security, Inc.
2023 Term Loan, 9.11%, (3 Month Term SOFR + 5.25%), 08/17/26 (j)	137	97
Osmose Utilities Services, Inc.
Term Loan, 7.28%, (1 Month Term SOFR + 3.25%), 06/18/28 (j)	109	107
Parexel International Corporation
2025 Repriced Term Loan B, 6.51%, (1 Month Term SOFR + 2.75%), 12/09/31 (j)	305	306
Park River Holdings Inc.
2025 Term Loan, 8.49%, (3 Month Term SOFR + 4.50%), 09/24/32 (j)	110	111
PHRG Intermediate LLC
2025 Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 02/13/32 (j)	189	188
Pinnacle Buyer LLC
Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 09/11/32 (j) (r)	18	18
Term Loan, 6.49%, (3 Month Term SOFR + 2.50%), 09/11/32 (j)	92	93
PRA Health Sciences, Inc.
2024 US Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 07/03/28 (j)	22	22
QuidelOrtho Corp
Term Loan, 8.00%, (3 Month Term SOFR + 4.00%), 08/13/32 (j)	284	284
Quikrete Holdings, Inc.
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 01/30/32 (j)	213	214
Roper Industrial Products Investment Company LLC
2024 USD 1st Lien Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 11/23/29 (j)	103	104
Sabert Corporation
2024 Term Loan B, 7.03%, (1 Month Term SOFR + 3.00%), 12/10/26 (j)	119	119
SGH2 LLC
2025 USD Term Loan B, 8.51%, (3 Month Term SOFR + 4.50%), 07/16/32 (j)	65	65
Shift4 Payments, LLC
2025 Term Loan, 6.75%, (3 Month Term SOFR + 2.50%), 05/12/32 (j)	25	25
Sk Neptune Husky Finance S.a r.l.
Term Loan, 0.00%, (Prime + 9.00%), 04/30/33 (h) (i) (j)	6	1
Southern Veterinary Partners, LLC
2025 Term Loan B, 6.37%, (3 Month Term SOFR + 2.50%), 12/04/31 (j)	259	258
Spin Holdco Inc.
2021 Term Loan, 8.02%, (3 Month Term SOFR + 4.00%), 02/26/28 (j)	1,084	833
Stonepeak Bayou Holdings LP
Term Loan B, 6.74%, (3 Month Term SOFR + 2.75%), 09/24/32 (j)	75	67
Tiger Acquisition, LLC
2025 Term Loan B, 6.23%, (1 Month Term SOFR + 2.50%), 08/14/32 (j)	100	100
TK Elevator Midco GmbH
2025 USD Term Loan B, 6.95%, (6 Month Term SOFR + 2.75%), 04/30/30 (j)	160	160
TransDigm, Inc.
2025 Term Loan K, 6.25%, (3 Month Term SOFR + 2.25%), 03/22/30 (j)	693	695
2024 Term Loan L, 6.50%, (3 Month Term SOFR + 2.50%), 09/05/32 (j)	44	44
United Airlines, Inc.
2024 1st Lien Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 02/22/31 (j)	157	157
US Fertility Enterprises LLC
2024 Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 10/03/31 (j)	62	62
Term Loan, 0.00%, (SOFR + 3.50%), 12/11/32 (j) (r)	50	51
Van Pool Transportation LLC
2025 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 06/18/30 (j) (r)	3	3
2025 Delayed Draw Term Loan, 7.25%, (3 Month Term SOFR + 3.25%), 06/18/30 (j)	6	6
2025 Term Loan, 7.25%, (3 Month Term SOFR + 3.25%), 06/18/30 (j)	66	66
Vertiv Group Corporation
2025 Term Loan, 5.61%, (1 Month Term SOFR + 1.75%), 08/07/32 (j)	161	161
Vista Management Holding, Inc.
2025 Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 03/27/31 (j)	104	104
VM Consolidated, Inc.
2025 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 10/03/32 (j)	121	122
Wash Multifamily Parent Inc.
Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/07/32 (j)	75	76

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
WEC US Holdings Ltd.
2024 Term Loan, 5.87%, (1 Month Term SOFR + 2.00%), 01/20/31 (j)	304	304
Worldwide Express Operations, LLC
2024 Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 07/26/28 (j)	137	138
		20,009
Information Technology 0.8%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.50%, (3 Month Term SOFR + 2.50%), 01/24/31 (j)	114	113
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.50%, (3 Month Term SOFR + 2.50%), 02/07/31 (j)	210	211
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 12/11/28 (j)	249	249
Boost Newco Borrower, LLC
2025 USD Term Loan B2, 6.00%, (3 Month Term SOFR + 2.00%), 01/31/31 (j)	529	529
CACI International, Inc.
Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 10/16/31 (j)	79	79
CD&R Hydra Buyer Inc.
2024 Term Loan B, 8.02%, (1 Month Term SOFR + 4.00%), 03/15/31 (j)	167	166
Central Parent Inc.
2024 Term Loan B, 7.25%, (3 Month Term SOFR + 3.25%), 07/06/29 (j)	105	88
Chamberlain Group Inc
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 2.75%), 07/22/32 (j)	93	94
Ciena Corporation
2025 Repriced Term Loan B, 5.48%, (1 Month Term SOFR + 1.75%), 10/24/30 (j)	44	44
Cloud Software Group, Inc.
2025 Term Loan B (2031), 7.25%, (3 Month Term SOFR + 3.25%), 03/24/31 (j)	234	234
2025 Term Loan B (2032), 7.25%, (3 Month Term SOFR + 3.25%), 08/07/32 (j)	244	245
CoorsTek Inc.
Term Loan B, 6.86%, (3 Month Term SOFR + 3.00%), 10/10/32 (j)	75	76
Cyberswift US Finco, LLC
Term Loan B, 7.91%, (3 Month Term SOFR + 4.00%), 09/22/32 (j)	30	30
Dawn Bidco LLC
Term Loan, 0.00%, (SOFR + 3.00%), 10/07/32 (j) (r)	475	473
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 10.92%, (1 Month Term SOFR + 7.00%), 02/16/29 (j)	165	148
Dragon Buyer, Inc.
Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 09/24/31 (j)	89	89
ECL Entertainment, LLC
2025 Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 08/30/30 (j)	69	69
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 10/29/29 (j)	160	161
EP Purchaser, LLC
2021 Term Loan B, 7.44%, (3 Month Term SOFR + 3.50%), 11/06/28 (j)	20	14
Epicor Software Corporation
2024 Term Loan F, 6.42%, (1 Month Term SOFR + 2.50%), 05/23/31 (j)	216	217
Finastra USA, Inc.
2023 Term Loan, 10.97%, (3 Month Term SOFR + 7.25%), 09/13/29 (j)	48	48
Gen Digital Inc.
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 01/28/29 (j)	213	214
Genesys Cloud Services Holdings II LLC
2025 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 01/23/32 (j)	94	94
Go Daddy Operating Company, LLC
2024 Term Loan B8, 5.67%, (1 Month Term SOFR + 1.75%), 11/09/29 (j)	130	130
2024 Term Loan B7, 5.67%, (1 Month Term SOFR + 1.75%), 05/21/31 (j)	79	79
GTT Communications, Inc.
2025 Fixed Holdco Term Loan, 14.00%, (PIK + 14.00%), 07/15/31 (j)	34	28
Kaseya Inc.
2025 2nd Lien Term Loan B, 0.00%, (1 Month Term SOFR + 5.00%), 03/07/33 (j) (r)	25	24
2025 1st Lien Term Loan B, 6.76%, (1 Month Term SOFR + 3.00%), 03/05/32 (j)	13	13
2025 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 03/05/32 (j)	280	280
2025 2nd Lien Term Loan B, 8.92%, (1 Month Term SOFR + 5.00%), 03/07/33 (j)	130	127
KnowBe4, Inc.
2025 Term Loan, 7.59%, (3 Month Term SOFR + 3.75%), 07/21/32 (j)	90	90
MH Sub I, LLC
2023 Term Loan, 8.25%, (3 Month Term SOFR + 4.25%), 04/13/28 (j)	347	322
2021 2nd Lien Term Loan, 10.09%, (3 Month Term SOFR + 6.25%), 02/12/29 (j)	90	75
2024 Term Loan B4, 8.17%, (1 Month Term SOFR + 4.25%), 12/11/31 (j)	405	345
Mitchell International, Inc.
2024 1st Lien Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 06/05/31 (j)	143	143
MKS Instruments, Inc.
2025 USD Repriced Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 08/17/29 (j)	178	179
NCR Atleos LLC
2025 Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 04/16/29 (j)	83	84
Open Text Corporation
2023 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 01/31/30 (j)	143	143
Peraton Corp.
2nd Lien Term Loan B1, 0.00%, (3 Month Term SOFR + 7.75%), 02/01/29 (j) (r)	60	47
Term Loan B, 7.69%, (3 Month Term SOFR + 3.75%), 02/22/28 (j)	590	547
Ping Identity Corporation
2025 Term Loan, 6.62%, (3 Month Term SOFR + 2.75%), 10/31/32 (j)	85	85
Polaris Newco LLC
USD Term Loan B, 8.10%, (3 Month Term SOFR + 4.00%), 06/03/28 (j)	765	737
2nd Lien Term Loan, 12.92%, (3 Month Term SOFR + 9.00%), 06/04/29 (j)	95	88
Priority Holdings, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 07/22/32 (j)	56	55
Project Alpha Intermediate Holding, Inc.
2024 1st Lien Term Loan B, 7.25%, (3 Month Term SOFR + 3.25%), 10/28/30 (j)	152	151
2025 2nd Lien Incremental Term Loan, 9.00%, (3 Month Term SOFR + 5.00%), 11/22/32 (j)	110	105
Project Boost Purchaser LLC
2025 Refinancing Term Loan, 6.61%, (3 Month Term SOFR + 2.75%), 07/02/31 (j)	113	113
Proofpoint, Inc.
2024 Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 08/31/28 (j)	134	135
Qnity Electronics Inc.
Term Loan B, 5.80%, (6 Month Term SOFR + 2.00%), 08/11/32 (j)	155	156
Rackspace Finance, LLC
2024 First Lien Second Out Term Loan, 6.61%, (1 Month Term SOFR + 2.75%), 03/15/28 (j)	271	99
2024 First Lien First Out Term Loan, 10.11%, (1 Month Term SOFR + 6.25%), 05/15/28 (j)	63	64
RealPage, Inc.
1st Lien Term Loan, 7.26%, (3 Month Term SOFR + 3.00%), 02/18/28 (j)	102	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
2024 Incremental Term Loan, 7.75%, (3 Month Term SOFR + 3.75%), 04/24/28 (j)	60	60
Red Planet Borrower, LLC
2025 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 08/07/32 (j)	270	270
Renaissance Holding Corp.
2024 1st Lien Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 04/05/30 (j)	174	151
Sandisk Corp
Term Loan B, 6.86%, (3 Month Term SOFR + 3.00%), 12/12/31 (j)	54	54
SonarSource Financing LLC
Term Loan, 8.23%, (3 Month Term SOFR + 4.50%), 12/17/30 (j)	85	84
Sovos Compliance, LLC
2025 Repriced Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/13/29 (j)	93	93
SS&C Technologies Inc.
2024 Term Loan B8, 5.92%, (1 Month Term SOFR + 2.00%), 05/09/31 (j)	220	221
TCP Sunbelt Acquisition Co.
2024 Term Loan B, 8.07%, (3 Month Term SOFR + 4.25%), 10/11/31 (j)	104	105
TTM Technologies, Inc.
2024 Term Loan B, 6.12%, (1 Month Term SOFR + 2.25%), 05/23/30 (j)	102	103
UKG Inc.
2024 Term Loan B, 6.34%, (3 Month Term SOFR + 2.50%), 01/30/31 (j)	581	581
VS Buyer, LLC
2025 Term Loan B, 6.09%, (3 Month Term SOFR + 2.25%), 04/12/31 (j)	184	184
X Corp.
Term Loan, 0.00%, (3 Month Term SOFR + 6.50%), 10/27/29 (j) (r)	40	39
Term Loan, 10.45%, (3 Month Term SOFR + 6.50%), 10/27/29 (j)	456	448
2025 Fixed Term Loan, 9.50%, 12/31/99	675	672
X.Ai Corp
Term Loan, 11.12%, (6 Month Term SOFR + 7.25%), 06/17/30 (j)	205	202
Fixed Term Loan, 12.50%, 06/28/30	35	37
Zelis Payments Buyer, Inc.
Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 09/28/29 (j)	157	155
5th Amendment Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 10/24/31 (j)	208	207
		11,896
Communication Services 0.7%
19th Holdings Golf, LLC
2022 Term Loan B, 7.13%, (1 Month Term SOFR + 3.25%), 01/27/29 (j)	185	187
Academy, Ltd.
2021 Term Loan, 7.74%, (1 Month Term SOFR + 3.75%), 11/05/27 (j)	55	55
AIT Worldwide Logistics, Inc
2025 Repriced Term Loan, 7.89%, (3 Month Term SOFR + 4.00%), 04/08/30 (j)	144	145
Allen Media, LLC
2021 Term Loan B, 9.32%, (3 Month Term SOFR + 5.50%), 02/10/27 (j) (p)	341	238
Altice Financing S.A.
2022 USD Term Loan, 8.90%, (SOFR + 5.00%), 10/31/27 (j)	5	4
Altice France S.A.
2025 USD Term Loan B13, 9.36%, (3 Month Term SOFR + 5.38%), 05/14/29 (j)	15	15
2025 USD Term Loan B14, 10.86%, (3 Month Term SOFR + 6.88%), 05/31/31 (j)	880	879
AP Core Holdings II, LLC
Amortization Term Loan B1, 9.53%, (1 Month Term SOFR + 5.50%), 07/21/27 (j)	81	81
High-Yield Term Loan B2, 9.53%, (1 Month Term SOFR + 5.50%), 07/21/27 (j)	210	210
Arcis Golf LLC
2025 Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 11/24/28 (j)	75	76
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 9.35%, (3 Month Term SOFR + 5.09%), 03/25/26 (j)	333	220
2024 Incremental Second Out Term Loan, 11.76%, (3 Month Term SOFR + 7.50%), 03/25/26 (j) (l)	9	9
2024 Bridge Term Loan, 13.96%, (3 Month Term SOFR + 10.00%), 03/25/26 (j)	14	14
2025 5th Amendment Incremental Bridge Loan, 14.16%, (3 Month Term SOFR + 10.00%), 03/25/26 (j)	103	107
Charter Communications Operating, LLC
2024 Term Loan B5, 6.24%, (3 Month Term SOFR + 2.25%), 11/21/31 (j)	557	557
City Football Group Limited
2024 Term Loan, 7.03%, (1 Month Term SOFR + 3.00%), 07/21/30 (j)	227	227
CMG Media Corporation
2024 Term Loan, 7.60%, (3 Month Term SOFR + 3.50%), 06/18/29 (j)	381	355
Coherent Corp
2025 Term Loan B2, 5.67%, (1 Month Term SOFR + 1.75%), 07/02/29 (j)	111	111
CommScope, Inc.
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 12/15/29 (j)	390	390
Connect Holding II LLC
Delayed Draw Term Loan, 7.98%, (1 Month Term SOFR + 4.25%), 04/03/31 (j)	190	165
Delayed Draw Term Loan, 7.99%, (1 Month Term SOFR + 4.25%), 04/03/31 (j)	20	18
PIK Term Loan B, 9.71%, (1 Month Term SOFR + 5.75%), 10/03/31 (j)	27	18
Coral-US Co-Borrower, LLC
2025 Term Loan B7, 7.15%, (SOFR + 3.25%), 01/24/32 (j)	85	83
Crown Finance US, Inc.
2025 Term Loan B, 8.34%, (1 Month Term SOFR + 4.50%), 12/02/31 (j)	411	405
Dave & Buster's, Inc.
2024 1st Lien Term Loan B, 0.00%, (SOFR + 3.25%), 09/26/31 (j) (r)	40	36
2024 Term Loan B, 7.13%, (SOFR + 3.25%), 06/29/29 (j)	130	119
2024 1st Lien Term Loan B, 7.20%, (3 Month Term SOFR + 3.25%), 09/26/31 (j)	109	97
Dotdash Meredith Inc.
2025 Term Loan B, 7.37%, (1 Month Term SOFR + 3.50%), 06/05/32 (j)	110	100
Flutter Financing B.V.
2024 Term Loan B, 5.75%, (3 Month Term SOFR + 1.75%), 11/30/30 (j)	165	165
2025 Term Loan B, 6.00%, (3 Month Term SOFR + 2.00%), 05/22/32 (j)	114	114
Frontier Communications Corp.
2025 Term Loan B, 6.24%, (1 Month Term SOFR + 2.50%), 07/01/31 (j)	113	113
Great Outdoors Group, LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 01/20/32 (j)	1,963	1,973
Herschend Entertainment Company, LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 05/17/32 (j)	65	65
Kingpin Intermediate Holdings LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 09/16/32 (j)	120	117
Level 3 Financing Inc.
2025 Repriced Term Loan B4, 7.17%, (1 Month Term SOFR + 3.25%), 03/29/32 (j)	325	326
Life Time Fitness Inc.
2025 Term Loan, 5.78%, (1 Month Term SOFR + 2.00%), 11/05/31 (j)	154	154
Light and Wonder International, Inc.
2024 Term Loan B2, 5.99%, (1 Month Term SOFR + 2.25%), 04/19/29 (j)	183	184
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 10/19/32 (j)	45	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Lumen Technologies, Inc.
2024 Term Loan A, 9.92%, (1 Month Term SOFR + 6.00%), 06/01/28 (j)	170	170
2024 Extended Term Loan B1, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/29 (j)	173	172
2024 Extended Term Loan B2, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/30 (j)	477	474
Ontario Gaming GTA LP
Term Loan B, 8.24%, (3 Month Term SOFR + 4.25%), 07/11/30 (j)	—	—
Recess Holdings, Inc.
2025 Repriced Term Loan, 7.62%, (3 Month Term SOFR + 3.75%), 02/21/30 (j)	98	99
Securus Technologies Holdings, Inc.
2023 2nd Lien Term Loan, 13.31%, (3 Month Term SOFR + 9.05%), 03/25/26 (j) (p)	186	1
Sinclair Television Group Inc.
2025 Term Loan B7, 8.12%, (1 Month Term SOFR + 4.10%), 12/31/30 (j)	73	66
TKO Worldwide Holdings, LLC
2025 Term Loan, 5.87%, (3 Month Term SOFR + 2.00%), 11/21/31 (j)	114	114
Townsquare Media, Inc.
2025 Term Loan, 8.88%, (3 Month Term SOFR + 5.00%), 01/17/31 (j)	44	31
TripAdvisor Inc.
Term Loan, 6.67%, (1 Month Term SOFR + 2.75%), 07/01/31 (j)	79	76
Univision Communications Inc.
2022 Term Loan B, 7.28%, (1 Month Term SOFR + 3.25%), 05/06/28 (j)	310	307
2024 Term Loan B, 7.53%, (1 Month Term SOFR + 3.50%), 01/31/29 (j)	74	74
2022 First Lien Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 06/10/29 (j)	58	58
Versant Media Group Inc.
Term Loan, 0.00%, (SOFR + 3.50%), 10/24/30 (j) (r)	100	100
Virgin Media Bristol LLC
2023 USD Term Loan Y, 7.05%, (SOFR + 3.17%), 03/06/31 (j)	85	84
Windstream Services, LLC
2025 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 09/24/32 (j)	275	276
		10,279
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Company
2024 Term Loan B6, 5.67%, (1 Month Term SOFR + 1.75%), 09/23/30 (j)	132	132
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 12/21/28 (j)	730	730
Allison Transmission Inc
Term Loan, 0.00%, (SOFR + 1.75%), 11/06/32 (j) (r)	45	45
American Axle & Manufacturing, Inc.
Term Loan, 0.00%, (SOFR + 2.25%), 02/24/32 (j) (r)	75	75
American Trailer World Corp.
Term Loan B, 7.77%, (1 Month Term SOFR + 3.75%), 02/17/28 (j)	177	156
Apro, LLC
2024 Term Loan B, 7.68%, (3 Month Term SOFR + 3.75%), 06/26/31 (j)	133	134
Aramark Inter HoldCo Corp
Term Loan, 5.47%, (SOFR + 1.75%), 06/22/30 (j)	112	112
Aramark Services, Inc.
2025 Repriced Term Loan, 5.47%, (1 Month Term SOFR + 1.75%), 04/06/28 (j)	85	85
Asplundh Tree Expert, LLC
2024 Incremental Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 05/09/31 (j)	98	99
Belron Finance 2019 LLC
2025 Repriced Term Loan B, 6.12%, (3 Month Term SOFR + 2.25%), 10/16/31 (j)	217	218
BJ's Wholesale Club, Inc.
2023 Term Loan B, 5.88%, (SOFR + 1.75%), 02/03/29 (j)	79	79
Bombardier Recreational Products, Inc.
2023 Term Loan B3, 6.17%, (1 Month Term SOFR + 2.25%), 12/13/29 (j)	126	126
2024 Term Loan B4, 6.17%, (1 Month Term SOFR + 2.25%), 01/22/31 (j)	13	13
Byju's Alpha, Inc.
2024 DIP New Money Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 04/03/26 (j) (l) (r)	1	1
2024 DIP New Money Term Loan, 12.16%, (1 Month Term SOFR + 8.00%), 04/03/26 (j) (l)	1	1
2025 2nd Amendment New Money DIP Term Loan, 11.94%, (3 Month Term SOFR + 8.00%), 04/09/26 (j) (l)	4	3
2024 Bridge Term Loan, 12.16%, (1 Month Term SOFR + 8.00%), 04/24/26 (j) (l)	1	1
2024 Prepetition Reimbursement New Money Term Loan, 12.16%, (1 Month Term SOFR + 8.00%), 04/24/26 (j) (l)	4	4
Term Loan B, 0.00%, (LIBOR + 5.50%), 11/05/26 (h) (i) (j)	158	9
Caesars Entertainment Inc.
Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 01/25/30 (j)	583	578
2024 Term Loan B1, 6.17%, (1 Month Term SOFR + 2.25%), 01/24/31 (j)	54	53
Clarios Global LP
2024 USD Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 05/06/30 (j)	212	212
2025 USD Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 01/14/32 (j)	85	85
CWGS Group, LLC
2021 Term Loan B, 6.53%, (1 Month Term SOFR + 2.50%), 05/25/28 (j)	126	123
EG America LLC
2025 USD Repriced Term Loan, 7.32%, (3 Month Term SOFR + 3.50%), 02/07/28 (j)	164	164
Empire Today, LLC
2024 2nd Out Term Loan, 9.10%, (3 Month Term SOFR + 5.00%), 08/03/29 (j) (l)	49	1
2024 1st Out Term Loan B, 9.60%, (3 Month Term SOFR + 5.50%), 08/03/29 (j)	8	5
2024 UnSub FLFO Term Loan A, 9.60%, (3 Month Term SOFR + 5.50%), 08/30/29 (j)	15	9
Flynn Restaurant Group LP
2025 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 01/17/32 (j)	186	187
Fugue Finance B.V.
2025 Repriced Term Loan, 6.57%, (3 Month Term SOFR + 2.75%), 01/09/32 (j)	98	98
GEN II Fund Services LLC
2024 Term Loan B, 6.75%, (6 Month Term SOFR + 2.75%), 11/19/31 (j)	109	109
Golden Entertainment, Inc.
2023 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 05/18/30 (j)	170	170
GVC Holdings (Gibraltar) Limited
2025 Term Loan B6 (2029), 6.37%, (3 Month Term SOFR + 2.25%), 10/31/29 (j)	151	150
2025 Term Loan B5 (2032), 6.37%, (SOFR + 2.25%), 07/30/32 (j)	81	81
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 05/20/28 (j)	377	378
HNI Corp
Term Loan B, 5.69%, (3 Month Term SOFR + 2.00%), 11/19/32 (j)	55	55
Hunter Douglas Inc.
2025 USD Term Loan B, 7.25%, (3 Month Term SOFR + 3.00%), 01/14/32 (j)	469	471
J&J Ventures Gaming, LLC
2025 Repriced Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 04/26/30 (j)	184	183
Lippert Colipper
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 03/25/32 (j)	84	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Marriott Ownership Resorts, Inc.
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 03/17/31 (j)	165	165
Needle Holdings LLC
2024 Exit Term Loan, 0.00%, (Prime + 8.50%), 04/30/28 (h) (i) (j) (l)	4	3
Openlane Inc.
Term Loan B, 6.36%, (3 Month Term SOFR + 2.50%), 10/01/32 (j)	30	30
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 10.09%, (1 Month Term SOFR + 6.25%), 03/01/26 (j)	100	73
PCI Gaming Authority
Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 05/15/26 (j)	57	57
Peer Holding III B.V.
2025 USD Term Loan B, 0.00%, (3 Month Term SOFR + 2.25%), 09/29/32 (j) (r)	35	35
2025 USD Term Loan B, 6.19%, (3 Month Term SOFR + 2.25%), 09/29/32 (j)	55	55
Power Stop, LLC
2022 Term Loan, 8.55%, (6 Month Term SOFR + 4.75%), 01/26/29 (j)	72	60
Pye-Barker Fire & Safety, LLC
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 2.50%), 12/10/32 (j) (r)	11	11
2025 Term Loan, 6.20%, (3 Month Term SOFR + 2.50%), 12/10/32 (j)	74	74
Restoration Hardware, Inc.
Term Loan B, 6.53%, (1 Month Term SOFR + 2.50%), 10/15/28 (j)	181	179
2022 Incremental Term Loan, 7.27%, (1 Month Term SOFR + 3.25%), 10/20/28 (j)	109	108
RVR Dealership Holdings, LLC
Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 02/08/28 (j)	161	155
Somnigroup International Inc.
Term Loan B, 6.16%, (SOFR + 2.25%), 10/24/31 (j)	172	173
Splat Super Holdco, LLC
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 5.00%), 06/24/32 (j) (r)	7	6
2025 Delayed Draw Term Loan, 8.92%, (1 Month Term SOFR + 5.00%), 06/24/32 (j)	5	5
2025 Term Loan, 8.92%, (1 Month Term SOFR + 5.00%), 06/24/32 (j)	158	148
Staples, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.75%), 08/22/29 (j) (r)	10	9
2024 Term Loan B, 9.60%, (3 Month Term SOFR + 5.75%), 08/22/29 (j)	460	436
Station Casinos LLC
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 03/07/31 (j)	146	147
Sweetwater Borrower, LLC
Term Loan B, 8.28%, (1 Month Term SOFR + 4.25%), 08/03/28 (j)	162	162
TGP Holdings III, LLC
2021 Term Loan, 7.27%, (1 Month Term SOFR + 3.25%), 06/24/28 (j)	135	125
TKC Holdings, Inc.
2022 PIK Toggle Holdco Term Loan, 12.00%, 02/14/27	149	150
Tory Burch LLC
Term Loan B, 7.28%, (1 Month Term SOFR + 3.25%), 04/14/28 (j)	177	177
Varsity Brands, Inc.
2025 1st Lien Term Loan, 7.03%, (3 Month Term SOFR + 3.00%), 08/26/31 (j)	189	190
Wand NewCo 3, Inc.
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 01/30/31 (j)	83	83
Weber-Stephen Products LLC
2025 Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 09/17/32 (j)	365	365
WH Borrower, LLC
2025 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 02/12/32 (j) (r)	45	45
2025 Term Loan B, 8.39%, (3 Month Term SOFR + 4.50%), 02/12/32 (j)	507	509
Whatabrands LLC
2024 1st Lien Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 08/03/28 (j)	137	137
		9,092
Financials 0.5%
Acrisure, LLC
2024 1st Lien Term Loan B6, 6.92%, (1 Month Term SOFR + 3.00%), 11/06/30 (j)	798	797
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 06/07/32 (j)	174	174
Alera Group, Inc.
2025 Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 05/21/32 (j)	105	105
2025 2nd Lien Term Loan, 9.42%, (1 Month Term SOFR + 5.50%), 05/15/33 (j)	40	41
AmWINS Group, Inc.
2025 Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 01/23/32 (j)	213	213
Asurion LLC
2021 2nd Lien Term Loan B3, 9.28%, (1 Month Term SOFR + 5.25%), 02/05/28 (j)	125	124
2022 Term Loan B10, 8.02%, (1 Month Term SOFR + 4.00%), 08/16/28 (j)	178	178
2023 Term Loan B11, 8.27%, (1 Month Term SOFR + 4.25%), 08/19/28 (j)	91	91
2021 Second Lien Term Loan B4, 9.28%, (1 Month Term SOFR + 5.25%), 01/15/29 (j)	320	314
2024 Term Loan B12, 8.17%, (1 Month Term SOFR + 4.25%), 09/12/30 (j)	892	892
2025 Term Loan B13, 8.17%, (1 Month Term SOFR + 4.25%), 09/19/30 (j)	169	169
Azorra Soar TLB Finance Ltd
2025 Term Loan B, 6.47%, (3 Month Term SOFR + 2.75%), 10/18/29 (j)	89	89
Boots Group Bidco Ltd
USD Term Loan, 7.21%, (3 Month Term SOFR + 3.50%), 07/22/32 (j)	75	75
BroadStreet Partners, Inc.
2024 Term Loan B4, 6.67%, (1 Month Term SOFR + 2.75%), 05/10/31 (j)	193	194
CFC Bidco 2022 Ltd
Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 05/30/32 (j)	140	136
Charlotte Buyer, Inc.
2025 Repriced Term Loan B, 8.01%, (1 Month Term SOFR + 4.25%), 02/11/28 (j)	167	164
Citadel Securities LP
2024 First Lien Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 10/31/31 (j)	212	213
Cotiviti Corporation
2024 Term Loan, 6.62%, (1 Month Term SOFR + 2.75%), 02/21/31 (j)	171	164
2024 Fixed Term Loan B, 7.63%, 02/21/31	55	53
2025 2nd Amendment Term Loan, 6.62%, (1 Month Term SOFR + 2.75%), 02/16/32 (j)	70	67
Focus Financial Partners, LLC
2025 Incremental Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 09/15/31 (j)	183	183
HighTower Holdings LLC
2025 1st Lien Term Loan B, 6.65%, (3 Month Term SOFR + 2.75%), 02/03/32 (j)	170	170
HUB International Limited
2025 Term Loan B, 6.12%, (3 Month Term SOFR + 2.25%), 06/20/30 (j)	526	528
Jane Street Group, LLC
2024 Term Loan B1, 5.82%, (3 Month Term SOFR + 2.00%), 12/10/31 (j)	351	350
Jones DesLauriers Insurance Management Inc.
2025 Term Loan B, 6.59%, (3 Month Term SOFR + 2.75%), 03/15/30 (j)	59	59
Term Loan, 0.00%, (SOFR + 3.00%), 12/09/32 (j) (r)	20	20
Kronos Acquisition Holdings Inc.
2024 Term Loan, 8.00%, (3 Month Term SOFR + 4.00%), 06/27/31 (j)	181	117

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
NEXUS Buyer LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 07/31/31 (j)	220	216
2025 Incremental Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 07/31/31 (j)	50	49
2025 2nd Lien Term Loan B, 9.67%, (1 Month Term SOFR + 5.75%), 01/30/32 (j)	65	64
Novae LLC
1st Lien Term Loan, 9.15%, (3 Month Term SOFR + 5.00%), 01/19/29 (j) (p)	123	114
Orion US Finco Inc.
1st Lien Term Loan, 7.43%, (3 Month Term SOFR + 3.50%), 05/21/32 (j)	80	80
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 09/11/31 (j)	152	152
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 02/16/28 (j)	142	143
St. George Warehousing & Trucking Co. of CA, Inc.
2024 Second Out Term Loan, 11.59%, (3 Month Term SOFR + 7.50%), 10/03/29 (j) (l)	73	7
2024 UnSub FLFO, 12.34%, (3 Month Term SOFR + 8.25%), 10/07/29 (j) (l)	34	29
Superannuation and Investments US LLC
2025 Repriced Term Loan, 6.92%, (1 Month Term SOFR + 3.00%), 12/01/28 (j)	78	78
Trans Union, LLC
2024 Term Loan B8, 5.67%, (1 Month Term SOFR + 1.75%), 06/06/31 (j)	49	49
2024 Term Loan B9, 5.67%, (1 Month Term SOFR + 1.75%), 06/24/31 (j)	167	167
Truist Insurance Holdings LLC
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 2.75%), 05/06/31 (j) (r)	60	60
2024 Term Loan B, 6.75%, (3 Month Term SOFR + 2.75%), 05/06/31 (j)	183	183
USI, Inc.
2024 Term Loan D, 6.25%, (3 Month Term SOFR + 2.25%), 11/23/29 (j)	129	129
2024 Term Loan C, 6.25%, (3 Month Term SOFR + 2.25%), 09/27/30 (j)	29	29
		7,229
Materials 0.3%
American Rock Salt Company LLC
2024 First Out Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 7.00%), 06/04/28 (j) (r)	4	4
2021 Term Loan, 7.94%, (3 Month Term SOFR + 4.00%), 06/04/28 (j)	34	26
2024 First Out Term Loan, 11.08%, (3 Month Term SOFR + 7.00%), 06/09/28 (j)	17	16
Aruba Investments Holdings, LLC
2020 USD Term Loan, 8.02%, (1 Month Term SOFR + 4.00%), 10/28/27 (j)	42	39
2020 2nd Lien Term Loan, 11.77%, (1 Month Term SOFR + 7.75%), 10/28/28 (j)	140	125
Bakelite US Holdco, Inc.
2024 Term Loan B, 7.75%, (3 Month Term SOFR + 3.75%), 12/16/31 (j)	153	148
Berlin Packaging LLC
2025 Term Loan B7, 7.12%, (1 Month Term SOFR + 3.25%), 06/07/31 (j)	173	173
2025 Term Loan B7, 7.25%, (3 Month Term SOFR + 3.25%), 06/07/31 (j)	50	50
Charter NEX US, Inc.
2024 Term Loan B1, 6.50%, (1 Month Term SOFR + 2.75%), 12/01/30 (j)	157	157
Chemours Company (The)
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 09/30/32 (j)	210	207
Consolidated Energy Finance, S.A.
2024 Term Loan B, 8.20%, (6 Month Term SOFR + 4.50%), 11/07/30 (j)	252	205
Derby Buyer LLC
2024 Repriced Term Loan B, 6.75%, (1 Month Term SOFR + 3.00%), 11/01/30 (j)	98	98
Discovery Purchaser Corporation
Term Loan, 7.61%, (3 Month Term SOFR + 3.75%), 08/04/29 (j)	226	217
Graham Packaging Company Inc.
2024 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 08/04/27 (j)	147	148
Hexion Holdings Corporation
2024 Term Loan B, 7.73%, (1 Month Term SOFR + 4.00%), 03/15/29 (j)	399	384
2022 USD 2nd Lien Term Loan, 11.45%, (1 Month Term SOFR + 7.44%), 02/09/30 (j)	27	26
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 8.27%, (1 Month Term SOFR + 4.25%), 03/09/29 (j)	320	224
2023 USD Term Loan, 7.77%, (1 Month Term SOFR + 3.75%), 03/01/30 (j)	63	43
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 0.00%, (6 Month Term SOFR + 4.72%), 02/04/26 (h) (i) (j)	87	14
2025 PIK DIP New Money Term Loan, 6.74%, (3 Month Term SOFR + 3.00%), 07/27/26 (j)	36	32
2025 PIK DIP Roll-Up Term Loan, 9.02%, (1 Month Term SOFR + 3.00%), 08/05/26 (j)	58	51
Lonza Group AG
USD Term Loan B, 8.03%, (3 Month Term SOFR + 3.92%), 04/29/28 (j)	386	337
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 0.00%, (SOFR + 7.00%), 10/22/28 (h) (i) (j)	58	1
M2S Group Holdings Inc.
Term Loan B, 8.59%, (3 Month Term SOFR + 4.75%), 08/21/31 (j)	337	334
Natgasoline LLC
2025 Term Loan B, 9.50%, (3 Month Term SOFR + 5.50%), 03/25/30 (j)	217	218
New Arclin U.S. Holding Corp.
2021 Term Loan, 7.52%, (1 Month Term SOFR + 3.50%), 09/22/28 (j)	150	150
Nouryon Finance B.V.
2024 USD Term Loan B1, 7.04%, (6 Month Term SOFR + 3.25%), 04/03/28 (j)	137	137
SCIH Salt Holdings Inc.
2025 Repriced Term Loan B, 6.52%, (3 Month Term SOFR + 2.75%), 01/31/29 (j)	119	119
Solstice Advanced Materials Inc.
Term Loan B, 5.59%, (3 Month Term SOFR + 1.75%), 09/16/32 (j)	75	75
Spa Holdings 3 Oy
USD Term Loan B, 8.26%, (3 Month Term SOFR + 4.00%), 03/18/28 (j)	90	91
2025 USD Term Loan B, 8.51%, (3 Month Term SOFR + 4.25%), 05/22/30 (j)	99	100
SupplyOne, Inc.
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 03/27/31 (j)	34	35
TPC Group Inc.
2024 Term Loan B, 9.39%, (6 Month Term SOFR + 5.75%), 11/22/31 (j)	84	75
TricorBraun Holdings, Inc.
2021 Term Loan, 7.17%, (1 Month Term SOFR + 3.25%), 01/29/28 (j)	206	199
Tronox Finance LLC
Term Loan, 0.00%, (SOFR + 2.50%), 09/30/31 (j) (r)	100	77
USALCO, LLC
2025 Term Loan, 7.42%, (1 Month Term SOFR + 3.50%), 09/30/31 (j)	72	72
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 3.50%), 12/31/49 (j) (r)	7	7
W.R. Grace & Co.-Conn.
2025 Term Loan B, 7.00%, (3 Month Term SOFR + 3.00%), 08/11/32 (j)	95	95
Windsor Holdings III, LLC
2025 USD Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 08/01/30 (j)	156	156

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Zekelman Industries, Inc.
2024 Term Loan B, 5.98%, (1 Month Term SOFR + 2.25%), 01/24/31 (j)	84	84
		4,749
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 8.19%, (3 Month Term SOFR + 4.25%), 02/01/29 (j)	98	72
Amneal Pharmaceuticals LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 07/24/32 (j)	115	116
Aveanna Healthcare, LLC
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 09/11/32 (j)	45	45
Bausch & Lomb Corporation
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.25%), 12/17/30 (j)	199	201
Bausch Health Companies Inc.
2025 Term Loan B, 0.00%, (1 Month Term SOFR + 6.25%), 09/25/30 (j) (r)	155	151
2025 Term Loan B, 10.17%, (1 Month Term SOFR + 6.25%), 09/25/30 (j)	642	626
Cano Health LLC
2025 PIK Initial Exchange Term Loan, 14.00%, (3 Month Term SOFR + 10.00%), 06/28/29 (j) (l)	97	78
CNT Holdings I Corp
2025 Term Loan, 6.09%, (3 Month Term SOFR + 2.25%), 11/08/32 (j)	138	139
DaVita, Inc.
2025 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 05/09/31 (j)	139	140
Elanco Animal Health Incorporated
2025 Term Loan B, 5.62%, (1 Month Term SOFR + 1.75%), 10/28/32 (j)	50	50
Electron BidCo Inc.
2021 Term Loan, 6.42%, (1 Month Term SOFR + 2.50%), 10/29/28 (j)	82	82
Embecta Corp
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 01/27/29 (j)	120	120
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 04/23/31 (j)	163	161
Fitness International, LLC
2024 Term Loan B, 8.42%, (1 Month Term SOFR + 4.50%), 01/30/29 (j)	69	69
Global Medical Response, Inc.
2025 Term Loan B, 7.38%, (3 Month Term SOFR + 3.50%), 10/02/28 (j)	85	85
Hanger, Inc.
2024 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/16/31 (j) (r)	4	4
2024 Delayed Draw Term Loan, 7.32%, (1 Month Term SOFR + 3.50%), 10/16/31 (j)	4	4
2024 Delayed Draw Term Loan, 7.42%, (1 Month Term SOFR + 3.50%), 10/16/31 (j)	1	1
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 10/16/31 (j)	70	71
Heartland Dental, LLC
2025 Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 07/31/32 (j)	60	60
Help At Home, Inc.
2024 Term Loan B, 0.00%, (1 Month Term SOFR + 5.00%), 09/20/31 (j) (r)	5	4
2024 Term Loan B, 8.92%, (1 Month Term SOFR + 5.00%), 09/20/31 (j)	296	259
Insulet Corporation
2025 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 08/04/31 (j)	191	192
Jazz Financing Lux S.a r.l.
2024 1st Lien Term Loan B2, 6.17%, (1 Month Term SOFR + 2.25%), 05/05/28 (j)	242	243
Loire Finco Luxembourg S.a r.l.
2025 USD Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 01/31/30 (j)	55	55
Lumexa Imaging, Inc.
Term Loan B, 6.70%, (3 Month Term SOFR + 3.00%), 12/12/32 (j)	35	35
MED ParentCo LP
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 04/15/31 (j)	140	140
Medline Borrower, LP
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 1.75%), 10/23/28 (j)	74	74
ModivCare Inc.
2024 Term Loan B, 12.75%, (1 Month Term SOFR + 6.75%), 06/17/31 (h) (i) (j) (p)	82	31
National Mentor Holdings, Inc.
2025 Delayed Draw Term Loan, 0.00%, (SOFR + 6.00%), 12/05/30 (j) (r)	79	80
2025 1st Lien Term Loan B, 9.76%, (1 Month Term SOFR + 6.00%), 12/05/30 (j)	185	186
Organon & Co
2024 USD Term Loan, 6.17%, (1 Month Term SOFR + 2.25%), 05/19/31 (j)	174	167
Phoenix Guarantor Inc.
2024 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 02/21/31 (j)	103	104
Radiology Partners Inc.
2025 Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 06/26/32 (j)	25	25
Sotera Health Holdings, LLC
2025 Term Loan B, 6.34%, (3 Month Term SOFR + 2.50%), 05/30/31 (j)	85	85
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 7.99%, (1 Month Term SOFR + 4.00%), 09/22/28 (j)	44	44
United FP Holdings, LLC
2019 1st Lien Term Loan, 8.10%, (3 Month Term SOFR + 4.00%), 12/30/26 (j)	657	631
2020 Incremental Term Loan, 12.60%, (3 Month Term SOFR + 8.50%), 12/30/26 (j)	53	51
		4,681
Consumer Staples 0.2%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/06/32 (j)	544	546
Aspire Bakeries Holdings LLC
2025 Term Loan B, 7.22%, (1 Month Term SOFR + 3.50%), 12/23/30 (j)	99	99
Avis Budget Car Rental, LLC
2025 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 07/10/32 (j)	75	74
BIFM US Finance LLC
2025 Repriced Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 05/31/28 (j)	109	109
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 7.53%, (1 Month Term SOFR + 3.50%), 03/17/28 (j)	120	120
C&S Wholesale Grocers Inc
Term Loan B, 8.96%, (3 Month Term SOFR + 5.00%), 08/05/30 (j)	199	195
C&S Wholesale Grocers LLC
Term Loan, 0.00%, (SOFR + 5.00%), 08/05/30 (j) (r)	5	5
Cardenas Markets, Inc.
2022 Term Loan, 10.85%, (3 Month Term SOFR + 6.75%), 07/20/29 (j)	194	149
Celsius Holdings, Inc
2025 Term Loan B, 6.98%, (3 Month Term SOFR + 2.50%), 04/01/32 (j)	85	86
Chobani, LLC
2025 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 10/23/32 (j)	150	151
Del Monte Foods, Inc.
2025 PIK Roll-Up Term Loan, 13.34%, (1 Month Term SOFR + 9.60%), 04/02/26 (j) (l)	138	112
2025 DIP Term Loan, 13.35%, (1 Month Term SOFR + 9.50%), 04/02/26 (j)	172	163
2025 PIK Roll-Up Term Loan, 13.35%, (1 Month Term SOFR + 9.60%), 04/02/26 (j) (l)	88	72
2024 First Out Term Loan, 0.00%, (3 Month Term SOFR + 8.00%), 08/31/28 (h) (i) (j)	47	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
2025 PIK Term Loan, 0.00%, (1 Month Term SOFR + 8.00%), 11/02/28 (h) (i) (j)	42	19
2024 Second Out Term Loan, 0.00%, (3 Month Term SOFR + 4.25%), 02/15/29 (h) (i) (j)	275	8
Eagle Parent Corp.
2022 Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 03/17/29 (j)	144	144
2025 Incremental Term Loan, 8.25%, (3 Month Term SOFR + 4.25%), 03/17/29 (j) (l)	213	214
Fiesta Purchaser, Inc.
2025 Repriced Term Loan, 6.67%, (1 Month Term SOFR + 2.75%), 02/12/31 (j)	80	80
2025 Repriced Term Loan, 9.28%, (1 Month Term SOFR + 2.75%), 02/12/31 (j)	68	68
Froneri Lux Finco S.a r.l.
2024 USD Term Loan B4, 6.20%, (6 Month Term SOFR + 2.25%), 09/16/31 (j)	152	152
Golden State Food LLC
Term Loan B, 8.16%, (1 Month Term SOFR + 4.00%), 10/07/31 (j)	79	79
JP Intermediate B, LLC
2025 Term Loan (2030), 10.93%, (3 Month Term SOFR + 7.00%), 09/30/30 (j) (l)	14	11
2025 Takeback Term Loan A, 11.78%, (3 Month Term SOFR + 5.50%), 03/31/31 (j) (l)	51	25
Naked Juice LLC
2025 FLSO Term Loan, 7.35%, (3 Month Term SOFR + 3.25%), 01/24/29 (j)	142	93
2025 FLFO Term Loan, 9.50%, (3 Month Term SOFR + 5.50%), 01/24/29 (j)	108	107
2025 FLTO Term Loan, 10.10%, (3 Month Term SOFR + 6.00%), 01/24/30 (j)	29	7
Newly Weds Foods Inc.
Term Loan B, 5.98%, (1 Month Term SOFR + 2.25%), 03/05/32 (j)	219	219
Olaplex, Inc.
2022 Term Loan, 7.42%, (3 Month Term SOFR + 3.50%), 02/17/29 (j)	33	32
Primary Products Finance LLC
2024 1st Lien Term Loan B, 7.19%, (3 Month Term SOFR + 3.25%), 04/01/29 (j)	117	115
Primo Brands Corporation
2025 Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 03/31/28 (j)	332	333
		3,609
Utilities 0.1%
Alpha Generation LLC
Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 09/19/31 (j)	143	144
Cogentrix Finance Holdco I LLC
Repriced Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 02/26/32 (j)	69	69
Hamilton Projects Acquiror, LLC
2025 Repriced Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 05/30/31 (j)	61	61
Lightning Power LLC
Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 08/08/31 (j)	163	163
New Fortress Energy Inc.
2025 Incremental Term Loan B, 0.00%, (3 Month Term SOFR + 5.50%), 10/30/28 (j) (r)	105	43
2025 Incremental Term Loan B, 9.24%, (3 Month Term SOFR + 5.50%), 10/30/28 (j)	1,156	472
NRG Energy, Inc.
2024 Term Loan, 5.59%, (3 Month Term SOFR + 1.75%), 03/27/31 (j)	139	139
Talen Energy Supply, LLC
2024-1 Incremental Term Loan, 6.35%, (3 Month Term SOFR + 2.50%), 12/10/31 (j)	54	55
2025 Term Loan B, 5.88%, (SOFR + 2.00%), 10/09/32 (j)	111	111
Vistra Operations Company LLC
1st Lien Term Loan B3, 5.67%, (1 Month Term SOFR + 1.75%), 12/20/30 (j)	211	212
		1,469
Real Estate 0.1%
Brand Industrial Services Inc
2024 Term Loan B, 8.35%, (3 Month Term SOFR + 4.50%), 08/01/30 (j)	525	478
Cushman & Wakefield U.S. Borrower, LLC
2025 Term Loan, 6.42%, (1 Month Term SOFR + 2.50%), 01/31/30 (j)	98	98
2025 Term Loan B3, 6.67%, (1 Month Term SOFR + 2.75%), 01/31/30 (j)	59	60
Greystar Real Estate Partners, LLC
2025 Term Loan B, 6.32%, (3 Month Term SOFR + 2.50%), 08/21/30 (j)	78	78
		714
Energy 0.0%
ACNR Holdings INC
2nd Lien Term Loan, 12.70%, 12/11/29 (l)	40	40
CVR Energy, Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 12/30/27 (j)	36	36
Delek US Holdings, Inc.
2022 Term Loan B, 7.52%, (1 Month Term SOFR + 3.50%), 11/10/29 (j)	128	128
Par Petroleum, LLC
2025 Term Loan B, 6.95%, (3 Month Term SOFR + 3.25%), 02/28/30 (j)	88	88
Prairie ECI Acquiror LP
2025 Repriced Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 08/01/29 (j)	54	54
Rockpoint Gas Storage Partners LP
2025 Repriced Term Loan B, 6.34%, (3 Month Term SOFR + 2.50%), 09/18/31 (j)	148	149
Traverse Midstream Partners LLC
2017 Term Loan, 6.34%, (3 Month Term SOFR + 2.50%), 02/16/28 (j)	59	59
Venture Global Plaquemines LNG, LLC
2024 Contingency Reserve Delayed Draw Term Loan, 6.14%, (1 Month Term SOFR + 2.23%), 05/25/29 (j) (l)	13	13
Base Term Loan, 6.14%, (1 Month Term SOFR + 2.23%), 05/25/29 (j)	103	102
		669
Total Senior Floating Rate Instruments (cost $77,063)		74,396
COMMON STOCKS 0.2%
Energy 0.1%
California Resources Corporation	2	76
Expand Energy Corporation	3	332
Limetree Bay Cayman Limited (h) (l)	—	—
Mesquite Energy, Inc. (h) (l)	4	796
New Fortress Energy Inc. (h) (s)	2	3
		1,207
Financials 0.1%
Acrisure Investment Holdings, LLC (h) (l)	6	171
AFLAC Incorporated (h)	2	41
FG Parent, LLC (l)	3	95
New Cineworld Ltd. (h) (l)	5	111
		418
Materials 0.0%
ACNR Holdings Inc. (h) (l)	2	277
Industrials 0.0%
Fusion Parent, LLC (h) (l)	3	9
LuxCo 3 (h) (l)	10	177
		186
Health Care 0.0%
Cano Health, Inc. (h) (l)	15	174
Consumer Discretionary 0.0%
At Home Group, Inc. (h) (l)	1	32
Juice Plus Equity (h) (l)	1	3
Old Claimco, LLC (h) (l)	5	54
Party City Holdings Inc. (h) (l)	—	—
		89
Information Technology 0.0%
Travelport Worldwide Limited (h) (l)	—	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Communication Services 0.0%
Diamond Sports Group, LLC (h)	—	—
Total Common Stocks (cost $989)		2,367
PREFERRED STOCKS 0.0%
Information Technology 0.0%
Strategy Inc, 9.00%, (101, 02/06/26) (e) (m)	1	74
Total Preferred Stocks (cost $70)		74
RIGHTS 0.0%
Altice Financing S.A. (h) (l)	—	3
Total Rights (cost $2)		3
WARRANTS 0.0%
Cano Health, Inc. (h) (l)	1	2
Carnelian Point Holdings, L.P. (h) (l)	—	—
Total Warrants (cost $3)		2
SHORT TERM INVESTMENTS 4.4%
Investment Companies 3.8%
JNL Government Money Market Fund - Class I, 3.64% (t) (u)	57,496	57,496
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.74% (t) (u)	8,264	8,264
Total Short Term Investments (cost $65,760)		65,760
Total Investments 105.2% (cost $1,634,047)		1,585,215
Total Forward Sales Commitments 0.0% (proceeds $623)		(624)
Total Purchased Options 0.0% (cost $1,010)		636
Other Derivative Instruments 0.0%		58
Other Assets and Liabilities, Net (5.2)%		(77,769)
Total Net Assets 100.0%		1,507,516

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $80,714.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $125,164 and 8.3% of the Fund.

(e) All or a portion of the security was on loan as of December 31, 2025.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(n) Convertible security.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(r) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 6.50%, 01/15/56 (a)	(600)	(624)
Total Government And Agency Obligations (proceeds $623)		(624)
Total Forward Sales Commitments (0.0%) (proceeds $623)		(624)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2025, the total proceeds for investments sold on a delayed delivery basis was $623.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	17,327	414,242	374,073	1,521	—	—	57,496	3.8
JNL Government Money Market Fund, 3.74% - Class SL	10,156	144,599	146,491	502	—	—	8,264	0.6
	27,483	558,841	520,564	2,023	—	—	65,760	4.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alpha Star Holding IX Limited, 7.00%, 08/26/28	04/02/25	203	204	—
Celtic Resources Holdings Designated Activity Company, 0.00%, 10/09/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25%	06/27/19	190	191	—
Dar Al Arkan Sukuk Co Ltd, 7.25%, 07/02/30	08/18/25	201	203	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	172	202	—
Leviathan Bond Ltd, 6.50%, 06/30/27	05/14/25	159	161	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	07/16/19	107	25	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/03/20	07/01/19	74	23	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	321	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	05/15/17	3,158	1,808	0.1
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/26	07/01/19	300	102	—
X.Ai Corp., 12.50%, 06/30/30	06/20/25	237	250	—
		5,505	3,490	0.2

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	157	March 2026	17,693	(32)	(40)
United States 2 Year Note	137	April 2026	28,602	(9)	2
United States 5 Year Note	1,043	April 2026	114,176	(122)	(171)
United States Long Bond	13	March 2026	1,510	(3)	(8)
				(166)	(217)
Short Contracts
United States Ultra Bond	(1)	March 2026	(121)	—	3

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/28	30,778	21	(32)
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/29	24,995	26	(38)
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/30	5,661	9	(6)
U.S. SOFR (A)	Paying	4.00	(A)	03/18/36	229	(1)	(1)
U.S. SOFR (A)	Paying	4.25	(A)	03/18/46	9	—	—
U.S. SOFR (A)	Paying	4.00	(A)	03/18/56	590	(3)	(3)
						52	(80)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.EM.IG.44 (Q)	N/A	1.00	12/20/30	595	(9)	—	—

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 04/26/35	BOA	Call	4.08	04/24/30	1,380,000	1,380	36
U.S. SOFR, 04/25/35	BOA	Call	4.03	04/23/30	470,000	470	12
U.S. SOFR, 05/06/35	BOA	Call	4.07	05/02/30	1,930,000	1,930	50
U.S. SOFR, 08/12/36	BOA	Call	3.80	08/13/26	450,000	450	8
U.S. SOFR, 05/09/35	BOA	Call	4.01	05/07/30	610,000	610	15
U.S. SOFR, 01/30/36	CIT	Call	4.11	01/28/26	2,480,000	2,480	1
U.S. SOFR, 04/29/35	CIT	Call	4.03	04/25/30	600,000	600	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
U.S. SOFR, 08/27/36	GSC	Call	3.80	08/25/26	3,040,000	3,040	68
U.S. SOFR, 11/09/34	MSC	Call	3.87	11/07/29	1,700,000	1,700	49
U.S. SOFR, 04/26/35	MSC	Call	4.08	04/24/30	1,490,000	1,490	39
U.S. SOFR, 04/25/35	BOA	Put	4.03	04/23/30	470,000	470	13
U.S. SOFR, 05/06/35	BOA	Put	4.07	05/02/30	1,930,000	1,930	53
U.S. SOFR, 04/26/35	BOA	Put	4.08	04/24/30	1,380,000	1,380	38
U.S. SOFR, 05/09/35	BOA	Put	4.01	05/07/30	610,000	610	17
U.S. SOFR, 08/12/36	BOA	Put	3.80	08/13/26	450,000	450	10
U.S. SOFR, 01/30/36	CIT	Put	4.11	01/28/26	2,480,000	2,480	63
U.S. SOFR, 04/29/35	CIT	Put	4.03	04/25/30	600,000	600	17
U.S. SOFR, 08/27/36	GSC	Put	3.80	08/25/26	3,040,000	3,040	53
U.S. SOFR, 11/09/34	MSC	Put	3.87	11/07/29	1,700,000	1,700	38
U.S. SOFR, 04/26/35	MSC	Put	4.08	04/24/30	1,490,000	1,490	41
							636

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	40	7	10	(3)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	11	17	(6)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	10	1	2	(1)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	60	10	17	(7)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	20	3	6	(3)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	8	15	(7)
CMBX.NA.BB.18 (M)	GSC	N/A	5.00	12/17/57	100	16	15	1
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	8	10	(2)
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	100	8	7	1
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	(6)	6	(12)
CMBX.NA.BB.18 (M)	JPM	N/A	5.00	12/17/57	100	16	7	9
CMBX.NA.BBB-.18 (M)	JPM	N/A	3.00	12/17/57	100	8	5	3
CMBX.NA.AAA.16 (M)	MSC	N/A	0.50	04/17/65	1,000	4	8	(4)
CMBX.NA.BBB-.18 (M)	GSC	N/A	3.00	12/17/57	300	25	12	13
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	5	8	(3)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	40	6	10	(4)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	14	21	(7)
CMBX.NA.BB.18 (M)	MSC	N/A	5.00	12/17/57	100	16	7	9
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	9	9	—
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	9	15	(6)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	30	5	9	(4)
CMBX.NA.BBB-.17 (M)	CIT	N/A	3.00	12/15/56	100	13	14	(1)
					3,500	196	230	(34)
Credit default swap agreements - sell protection
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(300)	(4)	(4)	—
CMBX.NA.AAA.17 (M)	MSC	0.00	0.50	12/15/56	(100)	(2)	(2)	—
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(300)	(3)	(9)	6
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(400)	(4)	(5)	1
CMBX.NA.AAA.17 (M)	GSC	0.00	0.50	12/15/56	(100)	(1)	(3)	2
CMBX.NA.AAA.17 (M)	JPM	0.00	0.50	12/15/56	(300)	(3)	(3)	—
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	5	(23)	28
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(400)	(4)	(4)	—
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(500)	(5)	(9)	4
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(1)	(2)	1
CMBX.NA.AAA.17 (M)	CIT	0.00	0.50	12/15/56	(100)	(2)	(2)	—
					(3,570)	(24)	(66)	42

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	875,720	—	875,720
Corporate Bonds And Notes	—	380,704	48	380,752
Non-U.S. Government Agency Asset-Backed Securities	—	186,141	—	186,141
Senior Floating Rate Instruments	—	73,772	624	74,396
Common Stocks	408	44	1,915	2,367
Preferred Stocks	74	—	—	74
Rights	—	—	3	3
Warrants	—	—	2	2
Short Term Investments	65,760	—	—	65,760
	66,242	1,516,381	2,592	1,585,215
Liabilities - Securities
Government And Agency Obligations	—	(624)	—	(624)
	—	(624)	—	(624)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
OTC Purchased Options	—	636	—	636
OTC Credit Default Swap Agreements	—	78	—	78
	5	714	—	719
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(219)	—	—	(219)
Centrally Cleared Interest Rate Swap Agreements	—	(80)	—	(80)
OTC Credit Default Swap Agreements	—	(70)	—	(70)
	(219)	(150)	—	(369)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 98.7%
United States of America 57.0%
American Electric Power Company, Inc.	174	20,054
American Tower Corporation	32	5,597
Cheniere Energy, Inc.	84	16,322
CSX Corporation	619	22,434
Dominion Energy, Inc.	192	11,243
DT Midstream, Inc.	73	8,744
Duke Energy Corporation	183	21,442
Equinix, Inc.	7	5,730
Evergy, Inc.	156	11,301
Eversource Energy	151	10,153
NextEra Energy, Inc.	235	18,882
ONEOK, Inc.	191	14,053
PG&E Corporation	764	12,274
Public Service Enterprise Group Incorporated	133	10,641
SBA Communications Corporation - Class A	74	14,359
Sempra	195	17,233
Targa Resources Corp.	44	8,058
UGI Corporation	124	4,630
Union Pacific Corporation	89	20,680
XCEL Energy Inc.	199	14,684
		268,514
Australia 5.9%
Atlas Arteria Limited	2,624	8,551
Transurban Holdings Limited	2,050	19,396
		27,947
France 5.3%
Aeroports de Paris (a)	72	9,447
Getlink S.E.	853	15,755
		25,202
United Kingdom 5.0%
National Grid PLC	1,029	15,834
United Utilities PLC	469	7,552
		23,386
Mexico 4.6%
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	526	13,777
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	544	8,063
		21,840
China 4.5%
Beijing Capital International Airport Co., Ltd. - Class H (b)	15,778	5,596
China Tower Corporation Limited - Class H	5,317	7,895
ENN Energy Holdings Limited	847	7,523
		21,014
Italy 3.2%
Hera S.p.A.	1,996	9,426
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (a) (c)	611	5,663
		15,089
Japan 2.8%
Japan Airport Terminal Co., Ltd.	236	6,603
West Japan Railway Company (a)	337	6,726
		13,329
Brazil 2.6%
Motiva Infraestrutura De Mobilidade S.A.	2,331	6,382
Rumo S.A.	2,220	5,940
		12,322
Denmark 2.0%
Orsted A/S (b) (c)	484	9,243
Spain 1.9%
AENA, S.M.E., S.A.	324	9,062
Switzerland 1.7%
Flughafen Zurich AG - Class N	26	8,105
Hong Kong 1.6%
CLP Holdings Limited	859	7,681
Germany 0.6%
RWE Aktiengesellschaft	49	2,593
Total Common Stocks (cost $434,573)		465,327
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	2,315	2,315
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.74% (d) (e)	849	849
Total Short Term Investments (cost $3,164)		3,164
Total Investments 99.4% (cost $437,737)		468,491
Other Assets and Liabilities, Net 0.6%		2,898
Total Net Assets 100.0%		471,389

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	6,419	136,247	140,351	146	—	—	2,315	0.5
JNL Government Money Market Fund, 3.74% - Class SL	—	79,928	79,079	124	—	—	849	0.2
	6,419	216,175	219,430	270	—	—	3,164	0.7

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	08/08/22	6,736	5,663	1.2
Orsted A/S	08/29/25	8,761	9,243	2.0
		15,497	14,906	3.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	268,514	—	—	268,514
Australia	—	27,947	—	27,947
France	—	25,202	—	25,202
United Kingdom	—	23,386	—	23,386
Mexico	—	21,840	—	21,840
China	—	21,014	—	21,014
Italy	—	15,089	—	15,089
Japan	—	13,329	—	13,329
Brazil	—	12,322	—	12,322
Denmark	—	9,243	—	9,243
Spain	—	9,062	—	9,062
Switzerland	—	8,105	—	8,105
Hong Kong	—	7,681	—	7,681
Germany	—	2,593	—	2,593
Short Term Investments	3,164	—	—	3,164
	271,678	196,813	—	468,491
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 35.0%
Health Care 7.0%
Centene Corporation
4.63%, 12/15/29	4,780	4,625
Community Health Systems, Inc.
6.88%, 04/15/29 (a) (b)	12,847	11,434
6.13%, 04/01/30 (b)	8,000	6,412
10.88%, 01/15/32 (b)	21,834	23,848
9.75%, 01/15/34 (b)	1,000	1,050
CVS Health Corporation
5.25%, 02/21/33	3,500	3,605
DaVita, Inc.
4.63%, 06/01/30 (b)	3,500	3,401
Endo Finance Holdings, Inc.
8.50%, 04/15/31 (a) (b)	3,000	3,164
Genmab A/S
6.25%, 12/15/32 (b)	1,500	1,537
7.25%, 12/15/33 (b)	500	525
HCA Inc.
5.50%, 06/01/33	8,500	8,843
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (b)	4,000	3,906
Organon & Co.
4.13%, 04/30/28 (b)	1,500	1,460
7.88%, 05/15/34 (a) (b)	1,500	1,208
Tenet Healthcare Corporation
6.13%, 06/15/30	20,000	20,448
6.00%, 11/15/33 (b)	2,500	2,568
		98,034
Financials 6.1%
Asurion LLC
8.00%, 12/31/32 (b)	2,000	2,073
Barclays PLC
5.75%, 08/09/33	8,500	8,933
7.44%, 11/02/33	5,000	5,720
Citigroup Inc.
6.27%, 11/17/33	10,500	11,435
Ford Motor Credit Company LLC
4.95%, 05/28/27	4,000	4,015
7.35%, 03/06/30	3,000	3,221
General Motors Financial Company, Inc.
6.40%, 01/09/33	3,500	3,781
Goldman Sachs Group, Inc., The
6.56%, 10/24/34	8,000	8,928
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (c)	2,000	2,075
6.88%, (100, 06/01/29) (c)	3,000	3,166
6.25%, 10/23/34	1,500	1,648
KeyBank National Association
4.90%, 08/08/32	1,500	1,497
Morgan Stanley
6.34%, 10/18/33	2,000	2,192
5.25%, 04/21/34	4,000	4,121
6.63%, 11/01/34	2,500	2,797
Opal Bidco SAS
6.50%, 03/31/32 (b)	2,000	2,044
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,323
Truist Financial Corporation
4.92%, 07/28/33	2,000	2,013
U.S. Bancorp
5.85%, 10/21/33	4,500	4,819
Wells Fargo & Company
5.56%, 07/25/34	6,000	6,300
		85,101
Consumer Discretionary 4.2%
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (b) (d)	4,000	4,405
Caesars Entertainment, Inc.
7.00%, 02/15/30 (b)	5,000	5,175
6.50%, 02/15/32 (a) (b)	2,500	2,559
6.00%, 10/15/32 (a) (b)	3,500	3,397
Carnival Corporation
5.75%, 08/01/32 (b)	5,000	5,131
DexKo Global Inc.
6.63%, 10/15/29 (a) (b)	6,215	5,375
Fertitta Entertainment LLC
4.63%, 01/15/29 (b)	1,600	1,554
6.75%, 01/15/30 (b)	3,000	2,845
Ford Motor Company
3.25%, 02/12/32	3,500	3,087
General Motors Company
5.60%, 10/15/32	2,500	2,614
5.15%, 04/01/38	6,000	5,780
NCL Corporation Ltd.
6.75%, 02/01/32 (b)	1,000	1,024
Newell Brands Inc.
8.50%, 06/01/28 (b)	1,500	1,571
SkyMiles IP Ltd.
4.75%, 10/20/28 (b)	5,500	5,537
Univision Communications Inc.
9.38%, 08/01/32 (b)	1,500	1,610
Wynn Las Vegas, LLC
5.25%, 05/15/27 (b)	2,000	2,007
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (a) (b)	5,000	5,101
		58,772
Industrials 4.1%
American Airlines, Inc.
5.50%, 04/20/26 (b)	1,667	1,671
5.75%, 04/20/29 (a) (b)	4,000	4,068
8.50%, 05/15/29 (a) (b)	2,500	2,609
Boeing Company, The
5.15%, 05/01/30 (e)	3,000	3,085
3.25%, 02/01/35	4,500	3,940
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (b)	2,000	2,054
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (b)	1,500	1,164
EMRLD Borrower LP
6.63%, 12/15/30 (b)	2,000	2,083
Herc Holdings Inc.
7.00%, 06/15/30 (b)	1,250	1,315
JetBlue Airways Corporation
9.88%, 09/20/31 (b)	3,500	3,526
JH North America Holdings Inc.
10.00%, 01/15/31 (b)	1,500	1,475
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (b)	5,000	4,982
9.25%, 04/15/30 (a) (b)	5,000	4,799
Quikrete Holdings, Inc.
6.38%, 03/01/32 (b)	3,000	3,124
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (b)	2,000	2,071
TransDigm Inc.
6.75%, 08/15/28 - 01/31/34 (b)	6,300	6,441
6.63%, 03/01/32 (b)	5,000	5,194
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	4,000	3,981
		57,582
Materials 3.6%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (a) (b)	2,000	1,959
ArcelorMittal
6.80%, 11/29/32 (a)	6,000	6,721
Ardagh Group S.A.
9.50%, 12/01/30 (b)	4,180	4,531
11.00%, 12/01/30 (b) (d)	4,278	3,930
Celanese US Holdings LLC
6.67%, 07/15/27 (a) (e) (f)	4,000	4,117
Cleveland-Cliffs Inc.
7.00%, 03/15/32 (a) (b)	2,500	2,562
7.38%, 05/01/33 (b)	2,000	2,080
7.63%, 01/15/34 (b)	2,500	2,614

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (b)	3,000	3,083
4.38%, 04/01/31 (b)	3,000	2,893
Rain Carbon Inc.
12.25%, 09/01/29 (a) (b)	4,500	4,682
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (b)	3,300	3,292
Tronox Incorporated
4.63%, 03/15/29 (a) (b)	6,000	4,200
9.13%, 09/30/30 (a) (b)	3,400	3,370
		50,034
Energy 3.5%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (b)	2,156	2,164
8.13%, 01/15/27 (b)	3,000	3,003
9.25%, 07/15/29 (b)	4,800	4,920
Hilcorp Energy I, L.P.
7.25%, 02/15/35 (b)	2,000	1,900
Kinder Morgan Kansas, Inc.
5.40%, 02/01/34	4,000	4,133
Matador Resources Company
6.25%, 04/15/33 (b)	1,500	1,498
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,149
5.55%, 10/01/34 (a)	2,000	2,036
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (b) (c)	7,500	5,925
8.13%, 06/01/28 (b)	4,500	4,547
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (b)	1,500	1,527
6.50%, 06/15/34 (a) (b)	2,500	2,554
7.75%, 05/01/35 (b)	4,500	4,928
Weatherford International Ltd
8.63%, 04/30/30 (b)	2,422	2,480
6.75%, 10/15/33 (b)	1,500	1,534
Williams Companies, Inc., The
5.65%, 03/15/33	4,400	4,629
		49,927
Utilities 2.2%
Calpine Corporation
5.13%, 03/15/28 (b)	5,000	4,988
NRG Energy, Inc.
5.75%, 07/15/29 (b)	9,000	9,022
6.00%, 01/15/36 (b)	3,000	3,040
PG&E Company
4.55%, 07/01/30	2,500	2,487
Vistra Corp.
8.00%, (100, 10/15/26) (b) (c)	8,000	8,166
Vistra Operations Company LLC
7.75%, 10/15/31 (b)	2,500	2,649
		30,352
Communication Services 2.1%
CCO Holdings, LLC
5.00%, 02/01/28 (b)	5,000	4,953
6.38%, 09/01/29 (b)	5,000	5,050
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	4,000	4,000
CommScope, LLC.
7.13%, 07/01/28 (b)	9,775	9,812
9.50%, 12/15/31 (a) (b)	6,000	6,060
		29,875
Consumer Staples 1.6%
B.A.T Capital Corporation
6.42%, 08/02/33	2,850	3,146
JBS USA Food Company
5.75%, 04/01/33	4,000	4,175
Pilgrim's Pride Corporation
6.25%, 07/01/33	4,500	4,811
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	5,986
6.00%, 12/15/29 (b)	4,000	4,110
		22,228
Information Technology 0.5%
Commscope Finance LLC
8.25%, 03/01/27 (b)	2,000	2,014
Coreweave, Inc.
9.00%, 02/01/31 (b)	1,000	912
Micron Technology, Inc.
5.88%, 02/09/33 (a)	1,000	1,064
Oracle Corporation
6.25%, 11/09/32	2,000	2,086
Qnity Electronics, Inc.
5.75%, 08/15/32 (b)	750	768
6.25%, 08/15/33 (b)	750	778
		7,622
Real Estate 0.1%
Millrose Properties, Inc.
6.38%, 08/01/30 (b)	1,500	1,534
Total Corporate Bonds And Notes (cost $471,861)		491,061
COMMON STOCKS 33.5%
Health Care 7.3%
AbbVie Inc.	65	14,852
Amgen Inc.	20	6,546
Bristol-Myers Squibb Company	93	5,015
Johnson & Johnson	160	33,112
Mallinckrodt Public Limited Company (g)	27	2,383
Medtronic, Inc.	50	4,803
Merck & Co., Inc.	225	23,683
Par Health, Inc. (g)	27	237
Pfizer Inc.	470	11,700
		102,331
Energy 6.1%
Chevron Corporation	185	28,196
ConocoPhillips	75	7,021
Exxon Mobil Corporation	220	26,475
Halliburton Company	60	1,696
Schlumberger Limited	225	8,634
Shell PLC - Class A - ADR	150	11,022
TotalEnergies SE (a)	40	2,617
		85,661
Consumer Staples 4.4%
Coca-Cola Company, The	150	10,486
Nestle S.A. - Series B - ADR	80	7,902
PepsiCo, Inc.	150	21,528
Philip Morris International Inc.	30	4,812
Procter & Gamble Company, The	115	16,481
		61,209
Utilities 4.1%
Dominion Energy, Inc.	150	8,789
Duke Energy Corporation	70	8,205
NextEra Energy, Inc.	175	14,049
Sempra	75	6,622
The Southern Company	175	15,260
XCEL Energy Inc.	63	4,653
		57,578
Industrials 4.0%
Caterpillar Inc.	5	2,864
Honeywell International Inc.	23	4,486
Johnson Controls International Public Limited Company	50	5,988
Lockheed Martin Corporation	30	14,510
RTX Corporation	45	8,253
Union Pacific Corporation	66	15,266
United Parcel Service, Inc. - Class B	50	5,009
		56,376
Information Technology 2.8%
Analog Devices, Inc.	17	4,610
Cisco Systems, Inc.	225	17,332
International Business Machines Corporation	17	5,036
Texas Instruments Incorporated	70	12,144
		39,122
Financials 1.7%
Citigroup Inc.	25	2,917

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Fifth Third Bancorp	75	3,511
JPMorgan Chase & Co.	25	8,055
Morgan Stanley	50	8,876
		23,359
Materials 1.2%
Air Products and Chemicals, Inc.	25	6,175
Ardagh Group S.A. (g)	130	1,082
Freeport-McMoRan Inc.	100	5,069
International Paper Company	65	2,560
LyondellBasell Industries N.V. - Class A	56	2,425
		17,311
Consumer Discretionary 1.2%
Home Depot, Inc., The	35	12,043
McDonald's Corporation	15	4,584
		16,627
Communication Services 0.7%
Comcast Corporation - Class A	175	5,231
Verizon Communications Inc.	120	4,888
		10,119
Total Common Stocks (cost $400,088)		469,693
EQUITY LINKED STRUCTURED NOTES 16.6%
Barclays Bank PLC
(Target Corporation), 10.00%, 01/02/26 (h) (i)	30	2,981
(Amazon.com, Inc.), 10.00%, 03/25/26 (h)	25	5,486
(Micron Technology, Inc.), 10.00%, 09/08/26 (h)	39	5,888
(Microchip Technology Incorporated), 10.00%, 10/05/26 (h)	100	6,289
BNP Paribas Issuance B.V.
(Texas Instruments Incorporated), 9.00%, 07/01/26 (h)	50	8,814
(Freeport-McMoRan Inc.), 10.00%, 08/28/26 (h)	175	7,904
(Target Corporation), 11.00%, 10/07/26 (h)	21	2,000
Citigroup Global Markets Holdings Inc.
(UnitedHealth Group Incorporated), 9.00%, 01/27/26 (h)	7	2,337
(International Business Machines Corporation), 8.50%, 08/21/26 (h)	13	3,506
Goldman Sachs Bank USA
(NIKE, Inc.), 9.00%, 03/31/26 (h)	50	3,257
J.P. Morgan Structured Products B.V.
(Home Depot, Inc. , The), 8.00%, 10/20/26 (b) (h)	25	8,893
(Amazon.com, Inc.), 9.00%, 01/11/27 (h)	18	4,082
JPMorgan Chase Bank, National Association
(Boeing Company, The), 10.00%, 01/22/26 (h)	23	4,535
(Truist Financial Corporation), 9.50%, 03/02/26 (b) (h)	125	5,909
Merrill Lynch S.A.
(Microsoft Corporation), 7.00%, 03/09/26 (b) (h)	15	6,668
(Comcast Corporation), 8.50%, 06/22/26 (h)	150	4,515
(UnitedHealth Group Incorporated), 10.00%, 07/01/26 (h)	10	3,293
(Albemarle Corporation), 12.50%, 08/28/26 (h)	48	4,957
(Microchip Technology Incorporated), 11.00%, 09/03/26 (h)	100	6,386
(Halliburton Company), 8.50%, 09/21/26 (h)	145	3,723
(UnitedHealth Group Incorporated), 9.00%, 09/25/26 (h)	14	4,608
Mizuho Markets Cayman LP
(Exxon Mobil Corporation), 8.50%, 04/07/26 (b) (h)	100	11,927
(Analog Devices, Inc.), 8.50%, 05/18/26 (b) (h)	45	10,382
(Amgen Inc.), 10.00%, 06/15/26 (h)	18	5,347
(Dell Technologies Inc.), 12.00%, 11/09/26 (b) (h)	48	6,369
(Meta Platforms, Inc.), 10.00%, 12/07/26 (b) (h)	10	6,340
(Microsoft Corporation), 7.25%, 01/11/27 (b) (h)	20	9,587
Morgan Stanley Finance II Ltd
(International Business Machines Corporation), 8.00%, 04/08/27 (h)	15	4,241
Royal Bank of Canada
(Texas Instruments Incorporated), 9.00%, 07/21/26 (h)	15	2,683
Toronto-Dominion Bank, The
(Starbucks Corporation), 9.00%, 01/12/26 (h)	89	7,493
(Target Corporation), 12.00%, 06/30/26 (h)	40	3,812
(Intel Corporation), 10.50%, 09/01/26 (h)	170	5,060
(Qualcomm Incorporated), 10.00%, 11/25/26 (h)	36	6,238
UBS AG
(Bank of America Corporation), 8.00%, 01/28/26 (h)	300	15,515
(Marvell Technology, Inc.), 12.00%, 05/14/26 (h)	60	4,422
(Accenture Public Limited Company), 8.00%, 07/13/26 (b) (h)	15	4,153
(Oracle Corporation), 12.00%, 01/11/27 (h)	14	2,668
Wells Fargo Bank, National Association
(Citigroup Inc.), 8.50%, 02/25/26 (h)	70	6,732
(CVS Health Corporation), 10.00%, 04/09/26 (b) (h)	80	6,130
(Salesforce, Inc.), 9.00%, 06/15/26 (h)	17	4,463
(NextEra Energy, Inc.), 9.50%, 10/22/26 (h)	37	3,041
Total Equity Linked Structured Notes (cost $227,433)		232,634
GOVERNMENT AND AGENCY OBLIGATIONS 10.2%
Mortgage-Backed Securities 6.4%
Federal Home Loan Mortgage Corporation
5.00%, 05/01/53 - 11/01/54	18,483	18,484
5.50%, 07/01/53 - 02/01/55	19,233	19,531
6.00%, 09/01/55	2,069	2,124
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	479	463
5.00%, 05/01/53 - 11/01/53	13,486	13,508
5.50%, 11/01/54	3,038	3,082
6.00%, 08/01/55	3,720	3,819
Government National Mortgage Association
5.50%, 05/20/55 - 12/20/55	15,417	15,592
6.00%, 05/20/55 - 08/20/55	12,161	12,415
		89,018
U.S. Treasury Bond 2.4%
Treasury, United States Department of
3.63%, 05/15/53	14,000	11,354
Principal Only, 0.00%, 11/15/54 (j)	75,000	18,185
4.50%, 11/15/54	5,000	4,729
		34,268
U.S. Treasury Note 1.4%
Treasury, United States Department of
4.00%, 05/31/30	7,500	7,598
2.88%, 05/15/32	5,000	4,717
4.13%, 05/31/32	7,500	7,605
		19,920
Total Government And Agency Obligations (cost $143,469)		143,206
PREFERRED STOCKS 2.3%
Materials 1.0%
Albemarle Corporation, 7.25%, 03/01/27 (k)	225	13,363
Utilities 0.7%
NextEra Energy, Inc., 7.23%, 11/01/27 (k)	150	7,312
The Southern Company, 7.13%, 12/15/28 (g) (k)	55	2,770
		10,082
Industrials 0.5%
Boeing Company, The, 6.00%, 10/15/27 (k)	110	7,597
Financials 0.1%
Ares Management Corporation, 6.75%, 10/01/27 (k)	25	1,260
Total Preferred Stocks (cost $25,535)		32,302
SENIOR FLOATING RATE INSTRUMENTS 0.5%
Information Technology 0.2%
X Corp.
Term Loan, 10.45%, (3 Month Term SOFR + 6.50%), 10/27/29 (h)	3,473	3,409
Financials 0.1%
Opal Bidco SAS
USD Term Loan B4, 6.90%, (3 Month Term SOFR + 3.00%), 04/28/32 (h)	2,000	2,011

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Industrials 0.1%
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 03/27/32 (h) (l)	4	4
2025 Delayed Draw Term Loan, 7.03%, (1 Month Term SOFR + 3.25%), 03/27/32 (h)	21	21
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 03/27/32 (h)	1,471	1,469
		1,494
Health Care 0.1%
MPH Acquisition Holdings LLC
2025 Exchange 1st Out Term Loan, 7.59%, (3 Month Term SOFR + 3.75%), 12/31/30 (h)	891	892
Total Senior Floating Rate Instruments (cost $7,745)		7,806
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	2,799	2,923
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,530	1,565
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,329)		4,488
SHORT TERM INVESTMENTS 4.1%
Securities Lending Collateral 3.4%
JNL Government Money Market Fund - Class SL, 3.74% (m) (n)	47,419	47,419
U.S. Treasury Bill 0.7%
Treasury, United States Department of
3.60%, 01/29/26	10,000	9,973
Total Short Term Investments (cost $57,391)		57,392
Total Investments 102.5% (cost $1,337,851)		1,438,582
Other Assets and Liabilities, Net (2.5)%		(35,133)
Total Net Assets 100.0%		1,403,449

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $382,868 and 27.3% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(g) Non-income producing security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Convertible security.

(l) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	18,630	355,487	374,117	661	—	—	—	—
JNL Government Money Market Fund, 3.74% - Class SL	14,770	235,454	202,805	872	—	—	47,419	3.4
	33,400	590,941	576,922	1,533	—	—	47,419	3.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	491,061	—	491,061
Common Stocks	469,693	—	—	469,693
Equity Linked Structured Notes	—	232,634	—	232,634
Government And Agency Obligations	—	143,206	—	143,206
Preferred Stocks	32,302	—	—	32,302
Senior Floating Rate Instruments	—	7,806	—	7,806
Non-U.S. Government Agency Asset-Backed Securities	—	4,488	—	4,488
Short Term Investments	47,419	9,973	—	57,392
	549,414	889,168	—	1,438,582

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.6%
Information Technology 33.8%
Accenture Public Limited Company - Class A	279	74,860
Adobe Inc. (a)	198	69,133
Akamai Technologies, Inc. (a)	324	28,283
Amphenol Corporation - Class A	576	77,796
Applied Materials, Inc.	337	86,571
Broadcom Inc.	184	63,769
CDW Corp.	109	14,854
Cisco Systems, Inc.	773	59,518
Corning Incorporated	1,112	97,397
Fair Isaac Corporation (a)	8	14,238
Fortinet, Inc. (a)	147	11,680
Gartner, Inc. (a)	258	65,059
Hewlett Packard Enterprise Company	2,088	50,145
HP, Inc.	1,963	43,737
Intel Corporation (a)	451	16,656
Jabil Inc.	547	124,721
KLA Corporation	39	47,956
Lam Research Corporation	626	107,127
Microsoft Corporation	114	54,996
Motorola Solutions, Inc.	36	13,833
NetApp, Inc.	1,144	122,468
NVIDIA Corporation	326	60,847
NXP Semiconductors N.V.	127	27,637
ON Semiconductor Corporation (a)	371	20,071
Oracle Corporation	172	33,466
Qualcomm Incorporated	657	112,384
Salesforce, Inc.	40	10,628
Seagate Technology Holdings Public Limited Company	67	18,413
Skyworks Solutions, Inc.	663	42,053
TE Connectivity Public Limited Company	216	49,231
Texas Instruments Incorporated	146	25,389
Trimble Inc. (a)	213	16,667
VeriSign, Inc.	63	15,279
		1,676,862
Financials 13.5%
American Express Company	56	20,791
Ameriprise Financial, Inc.	54	26,296
AON Public Limited Company - Class A	51	18,147
Bank of New York Mellon Corporation, The	503	58,385
Capital One Financial Corporation	76	18,338
CBOE Global Markets, Inc.	75	18,737
Charles Schwab Corporation, The	179	17,923
Citigroup Inc.	354	41,298
Corpay Inc. (a)	53	15,924
JPMorgan Chase & Co.	58	18,837
KeyCorp	1,494	30,833
KKR & Co. Inc. - Class A	117	14,937
MasterCard Incorporated - Class A	46	26,493
Moody's Corporation	53	27,306
Morgan Stanley	227	40,219
Northern Trust Corporation	291	39,793
Progressive Corporation, The	209	47,594
Prudential Financial, Inc.	248	27,972
Synchrony Financial	261	21,759
Truist Financial Corporation	590	29,037
U.S. Bancorp	568	30,330
Visa Inc. - Class A	226	79,223
		670,172
Communication Services 10.1%
Alphabet Inc. - Class A	331	103,577
Comcast Corporation - Class A	2,870	85,777
Electronic Arts Inc.	164	33,430
Former Charter Communications Parent, Inc. - Class A (a)	82	17,129
Meta Platforms, Inc. - Class A	51	33,964
Netflix, Inc. (a)	470	44,048
Omnicom Group Inc.	1,246	100,632
Paramount Skydance Corporation - Class B (b)	1,150	15,404
T-Mobile US, Inc.	104	21,140
Verizon Communications Inc.	644	26,243
Walt Disney Company, The	145	16,523
		497,867
Consumer Discretionary 10.0%
Aptiv PLC (a)	597	45,459
AutoZone, Inc. (a)	9	30,388
Best Buy Co., Inc.	704	47,102
Booking Holdings Inc.	16	87,715
BorgWarner Inc.	275	12,388
Darden Restaurants, Inc.	51	9,304
Expedia Group, Inc.	77	21,933
Genuine Parts Company	73	8,997
Hasbro, Inc.	255	20,922
LKQ Corporation	1,191	35,966
O'Reilly Automotive, Inc. (a)	529	48,276
Ralph Lauren Corporation - Class A	166	58,647
Tapestry, Inc.	516	65,922
		493,019
Health Care 9.8%
AbbVie Inc.	80	18,331
Boston Scientific Corporation (a)	163	15,539
Bristol-Myers Squibb Company	420	22,641
Cardinal Health, Inc.	132	27,071
Cencora, Inc.	218	73,748
Centene Corporation (a)	247	10,145
Cigna Group, The	61	16,692
CVS Health Corporation	381	30,203
Eli Lilly and Company	59	63,370
HCA Healthcare, Inc.	59	27,389
McKesson Corporation	25	20,539
Merck & Co., Inc.	383	40,292
Pfizer Inc.	1,079	26,877
Quest Diagnostics Incorporated	92	15,945
Revvity, Inc.	142	13,705
Teleflex Incorporated	64	7,867
UnitedHealth Group Incorporated	30	9,749
Universal Health Services, Inc. - Class B	97	21,169
Zoetis Inc. - Class A	210	26,424
		487,696
Industrials 6.5%
3M Company	102	16,397
Automatic Data Processing, Inc.	110	28,383
Delta Air Lines, Inc.	264	18,339
EMCOR Group, Inc.	30	18,179
Huntington Ingalls Industries, Inc.	93	31,576
Johnson Controls International Public Limited Company	161	19,261
Leidos Holdings, Inc.	63	11,361
Lennox International Inc.	96	46,581
Masco Corporation	144	9,152
PACCAR Inc.	85	9,331
Quanta Services, Inc.	45	19,199
RTX Corporation	107	19,713
Snap-on Incorporated	80	27,520
Stanley Black & Decker, Inc.	253	18,822
United Parcel Service, Inc. - Class B	278	27,591
		321,405
Consumer Staples 4.0%
Altria Group, Inc.	310	17,884
Colgate-Palmolive Company	616	48,709
Conagra Brands, Inc.	2,157	37,338
Dollar Tree, Inc. (a)	164	20,216
Kimberly-Clark Corporation	119	12,016
Kraft Heinz Company, The	368	8,929
Philip Morris International Inc.	205	32,911
Walmart Inc.	161	17,949
		195,952
Utilities 3.1%
American Electric Power Company, Inc.	150	17,280
Edison International	1,261	75,679
Entergy Corporation	573	52,940
WEC Energy Group Inc.	86	9,051
		154,950

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	459	22,463
CBRE Group, Inc. - Class A (a)	112	17,997
Crown Castle Inc.	97	8,630
Host Hotels & Resorts, Inc.	1,042	18,470
SBA Communications Corporation - Class A	258	49,811
Welltower Inc.	191	35,403
		152,774
Energy 3.0%
ConocoPhillips	200	18,730
EOG Resources, Inc.	269	28,300
Kinder Morgan, Inc.	1,561	42,902
Marathon Petroleum Corporation	140	22,719
ONEOK, Inc.	245	17,974
Schlumberger Limited	248	9,505
Valero Energy Corporation	63	10,192
		150,322
Materials 2.7%
CF Industries Holdings, Inc.	551	42,578
International Paper Company	281	11,054
LyondellBasell Industries N.V. - Class A	473	20,469
Mosaic Company, The	1,238	29,830
Sherwin-Williams Company, The	93	30,182
		134,113
Total Common Stocks (cost $4,282,080)		4,935,132
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	16,240	16,240
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	283	283
Total Short Term Investments (cost $16,523)		16,523
Total Investments 99.9% (cost $4,298,603)		4,951,655
Other Derivative Instruments (0.0)%		(78)
Other Assets and Liabilities, Net 0.1%		4,217
Total Net Assets 100.0%		4,955,794

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	19,194	699,382	702,336	1,186	—	—	16,240	0.3
JNL Government Money Market Fund, 3.74% - Class SL	7,747	292,538	300,002	63	—	—	283	—
	26,941	991,920	1,002,338	1,249	—	—	16,523	0.3

JNL/Goldman Sachs 4 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	30	March 2026	10,333	(78)	5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	4,935,132	—	—	4,935,132
Short Term Investments	16,523	—	—	16,523
	4,951,655	—	—	4,951,655
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 93.2%
India 30.6%
Adani Energy Solutions Limited (a)	745	8,507
Adani Enterprises Limited (a) (b)	86	1,278
Adani Enterprises Limited	656	16,352
Adani Green Energy (UP) Limited (a)	1,008	11,385
Adani Ports and Special Economic Zone Limited	757	12,383
Adani Power Limited (a)	9,630	15,278
Bajaj Finserv Limited	99	2,241
Bharti Airtel Limited	990	23,204
GMR Airports Limited (a)	6,394	7,424
HDFC Bank Limited - ADR	370	13,519
ICICI Bank Limited	1,236	18,420
Indian Hotels Company Limited, The	54	443
Infosys Limited - ADR (c)	538	9,593
ITC Hotels Limited (a)	1,341	2,946
ITC Limited	7,049	31,582
JSW Energy Limited	449	2,406
JSW Steel Limited	562	7,274
Lodha Developers Limited	358	4,234
Patanjali Foods Limited	1,329	8,034
Power Finance Corporation Limited	1,204	4,754
Reliance Industries Limited	306	5,347
State Bank of India	760	8,299
Sun Pharma Advanced Research Company Limited	591	11,320
Tata Consultancy Services Limited	40	1,410
		227,633
Brazil 14.6%
American Beverage Co Ambev - ADR (c)	3,110	7,681
B3 S.A. - Brasil, Bolsa, Balcao	2,306	5,789
Banco BTG Pactual S/A	2,077	19,802
Centrais Eletricas Brasileiras S/A - Eletrobras	1,396	12,881
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	295	7,158
Companhia Paranaense De Energia	1,525	3,634
CPFL Energia S/A	242	2,347
Embraer S.A. - ADR	145	9,312
Eneva S.A. (a)	2,021	7,427
Equatorial Energia S.A.	1,029	7,193
Petroleo Brasileiro S/A Petrobras. - ADR	884	10,470
Vale S.A. - ADR	1,133	14,767
		108,461
Taiwan 6.7%
Taiwan Semiconductor Manufacturing Company Limited	1,009	49,781
United Arab Emirates 5.9%
Adnoc Gas	7,575	7,324
Aldar Properties - PJSC	2,676	6,339
Alpha Dhabi Holding	3,384	8,760
First Abu Dhabi Bank PJSC	1,519	7,220
International Holdings Company PJSC - Dubai Branch (a)	134	14,585
		44,228
China 5.2%
PICC Property and Casualty Company Limited - Class H	1,610	3,381
Ping An Insurance (Group) Company of China, Ltd. - Class H	1,275	10,657
Tencent Holdings Limited	319	24,540
		38,578
United States of America 4.4%
Coca-Cola Company, The	185	12,945
Philip Morris International Inc.	123	19,797
		32,742
Singapore 3.5%
DBS Group Holdings Ltd	195	8,531
Singapore Telecommunications Limited	4,873	17,282
		25,813
Saudi Arabia 2.2%
Al Rajhi Banking and Investment Corporation	273	7,100
BUPA Arabia for Cooperative Insurance Company	57	2,115
Saudi Arabian Oil Company (d)	944	6,000
The Company For Cooperative Insurance	41	1,286
		16,501
United Kingdom 2.2%
HSBC Holdings PLC	364	5,762
Unilever PLC - ADR	164	10,719
		16,481
Thailand 2.1%
KASIKORNBANK Public Company Limited	814	5,013
Krungthai Bank Public Company Limited	6,758	6,059
Siam Commercial Bank Public Company Limited, The	1,087	4,794
		15,866
Indonesia 2.1%
PT. Bank Central Asia Tbk	18,075	8,844
PT. Bank Mandiri	22,837	6,994
		15,838
France 2.1%
TotalEnergies SE	236	15,491
Hong Kong 1.9%
AIA Group Limited	1,374	14,088
South Korea 1.8%
Hanwha Aerospace Co., Ltd.	12	7,523
KT&G Corporation	19	1,841
Samsung Fire & Marine Insurance Co., Ltd.	11	3,739
		13,103
Greece 1.2%
Eurobank S.A. (a)	881	3,530
National Bank of Greece S.A. - Class R	372	5,666
		9,196
Hungary 1.0%
OTP Bank Nyrt.	66	7,095
Mexico 0.9%
Grupo Financiero Banorte, S.A.B. de C.V.	693	6,407
Poland 0.8%
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	263	6,215
Switzerland 0.8%
Coca-Cola HBC AG	118	6,128
Austria 0.8%
Erste Group Bank AG	49	5,907
South Africa 0.7%
FirstRand Limited	779	4,262
Standard Bank Group	61	1,060
		5,322
Peru 0.7%
Credicorp Ltd.	18	5,047
Philippines 0.5%
International Container Terminal Services, Inc.	397	3,822
Argentina 0.5%
Grupo Financiero Galicia S.A. - Class B - ADR (c)	64	3,437
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (d)	2,924	—
Public Joint Stock Company Polyus (a) (b) (d)	42	—
Public Joint-Stock Company Lukoil Oil Company (a) (b) (d)	202	—
Public Joint-Stock Company Oil Company Rosneft (a) (b) (d)	2,349	—
Public Joint-Stock Company Severstal (a) (b) (d)	75	—
		—
Total Common Stocks (cost $640,236)		693,180
PREFERRED STOCKS 5.3%
Brazil 5.3%
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (a)	367	3,289
Itau Unibanco Holding S.A. (e)	3,323	23,669
Petroleo Brasileiro S/A Petrobras. (e)	2,191	12,298
Total Preferred Stocks (cost $32,505)		39,256

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 3.64% (f) (g)	18,864	18,864
Securities Lending Collateral 1.4%
JNL Government Money Market Fund - Class SL, 3.74% (f) (g)	10,339	10,339
Total Short Term Investments (cost $29,203)		29,203
Total Investments 102.4% (cost $701,944)		761,639
Other Assets and Liabilities, Net (2.4)%		(17,615)
Total Net Assets 100.0%		744,024

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	29,968	401,191	412,295	1,002	—	—	18,864	2.5
JNL Government Money Market Fund, 3.74% - Class SL	—	50,255	39,916	159	—	—	10,339	1.4
	29,968	451,446	452,211	1,161	—	—	29,203	3.9

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	11/23/21	13,221	—	—
Public Joint Stock Company Polyus	06/10/20	6,921	—	—
Public Joint-Stock Company Lukoil Oil Company	09/25/17	17,029	—	—
Public Joint-Stock Company Oil Company Rosneft	09/25/17	18,442	—	—
Public Joint-Stock Company Severstal	06/25/21	1,641	—	—
Saudi Arabian Oil Company	06/09/24	7,069	6,000	0.8
		64,323	6,000	0.8

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	SSB	01/05/26	ZAR	758	46	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	117,287	574,615	1,278	693,180
Preferred Stocks	—	39,256	—	39,256
Short Term Investments	29,203	—	—	29,203
	146,490	613,871	1,278	761,639
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 98.6%
Financials 19.8%
American International Group, Inc.	123	10,517
Bank of America Corporation	431	23,725
Charles Schwab Corporation, The	141	14,071
Citigroup Inc.	92	10,709
Fifth Third Bancorp	152	7,115
Hartford Insurance Group, Inc., The	43	5,935
JPMorgan Chase & Co.	90	29,037
KKR & Co. Inc. - Class A	80	10,159
Marsh & Mclennan Companies, Inc.	53	9,826
The PNC Financial Services Group, Inc.	53	11,040
Visa Inc. - Class A	26	9,250
Wells Fargo & Company	220	20,497
		161,881
Health Care 14.1%
Abbott Laboratories	94	11,795
AbbVie Inc.	34	7,718
Cencora, Inc.	12	4,019
CVS Health Corporation	189	15,005
Danaher Corporation	63	14,507
Johnson & Johnson	103	21,334
Lonza Group AG	6	3,898
Medtronic, Inc.	120	11,563
Merck & Co., Inc.	74	7,777
Regeneron Pharmaceuticals, Inc.	11	8,322
UnitedHealth Group Incorporated	29	9,465
		115,403
Information Technology 12.3%
ASML Holding N.V. - ADR	10	10,478
Broadcom Inc.	24	8,352
Cisco Systems, Inc.	246	18,937
Lam Research Corporation	37	6,301
Microsoft Corporation	35	16,751
NXP Semiconductors N.V.	37	7,922
Qnity Electronics, Inc.	36	2,927
Salesforce, Inc.	55	14,523
TE Connectivity Public Limited Company	35	7,854
Texas Instruments Incorporated	39	6,827
		100,872
Industrials 11.4%
Airbus SE	18	4,183
Ashtead Group Public Limited Company	58	3,999
Carlisle Companies Incorporated	15	4,718
Deere & Company	17	7,941
Eaton Corporation Public Limited Company	38	12,232
Emerson Electric Co.	59	7,897
Hubbell Incorporated	16	7,239
Johnson Controls International Public Limited Company	77	9,250
Lennox International Inc.	10	4,685
Northrop Grumman Corporation	16	8,976
Parker-Hannifin Corporation	11	9,715
Union Pacific Corporation	56	12,943
		93,778
Consumer Staples 9.5%
Coca-Cola Company, The	139	9,723
Colgate-Palmolive Company	93	7,374
Estee Lauder Companies Inc., The - Class A	52	5,463
L'Oreal	10	4,474
McCormick & Company, Incorporated	89	6,041
Philip Morris International Inc.	101	16,276
Sysco Corporation	158	11,661
Walmart Inc.	147	16,419
		77,431
Consumer Discretionary 8.2%
Lowe`s Companies, Inc.	83	19,902
Marriott International, Inc. - Class A	35	10,991
McDonald's Corporation	52	15,961
Ross Stores, Inc.	50	8,960
TJX Companies, Inc., The	38	5,879
Yum! Brands, Inc.	39	5,873
		67,566
Communication Services 7.2%
Alphabet Inc. - Class A	79	24,621
AT&T Inc.	520	12,926
Meta Platforms, Inc. - Class A	16	10,669
Walt Disney Company, The	96	10,902
		59,118
Energy 5.3%
Chevron Corporation	126	19,181
ConocoPhillips	109	10,250
Williams Companies, Inc., The	229	13,736
		43,167
Utilities 5.1%
CMS Energy Corporation	97	6,772
Entergy Corporation	114	10,546
PPL Corporation	315	11,023
Public Service Enterprise Group Incorporated	92	7,394
Sempra	72	6,336
		42,071
Materials 3.1%
CRH Public Limited Company	79	9,889
DuPont de Nemours, Inc.	124	4,988
Linde Public Limited Company	25	10,694
		25,571
Real Estate 2.6%
Crown Castle Inc.	109	9,664
ProLogis Inc.	89	11,326
		20,990
Total Common Stocks (cost $650,546)		807,848
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 3.64% (a) (b)	10,205	10,205
Total Short Term Investments (cost $10,205)		10,205
Total Investments 99.9% (cost $660,751)		818,053
Other Assets and Liabilities, Net 0.1%		941
Total Net Assets 100.0%		818,994

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	25,980	248,928	264,703	922	—	—	10,205	1.2
JNL Government Money Market Fund, 3.74% - Class SL	—	16,488	16,488	7	—	—	—	—
	25,980	265,416	281,191	929	—	—	10,205	1.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	791,294	16,554	—	807,848
Short Term Investments	10,205	—	—	10,205
	801,499	16,554	—	818,053

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.7%
United States of America 66.3%
Alphabet Inc. - Class A	509	159,307
Amazon.com, Inc. (a)	160	36,865
Analog Devices, Inc.	131	35,577
Berkshire Hathaway Inc. - Class A (a)	—	2,264
Boston Scientific Corporation (a)	197	18,781
Broadcom Inc.	123	42,619
Cadence Design Systems, Inc. (a)	22	6,833
Ecolab Inc.	30	7,812
Eli Lilly and Company	40	43,533
Equifax, Inc.	52	11,247
IDEXX Laboratories, Inc. (a)	10	7,070
Intuit Inc.	57	37,837
Intuitive Surgical, Inc. (a)	38	21,593
IQVIA Holdings Inc. (a)	26	5,851
Lam Research Corporation	277	47,387
Las Vegas Sands Corp.	41	2,691
Linde Public Limited Company	9	3,966
Marriott International, Inc. - Class A	49	15,328
Marvell Technology, Inc.	206	17,541
MasterCard Incorporated - Class A	23	12,952
Meta Platforms, Inc. - Class A	124	81,633
Microsoft Corporation	83	40,036
Netflix, Inc. (a)	147	13,817
NVIDIA Corporation	386	72,040
Phathom Pharmaceuticals, Inc. (a) (b)	288	4,783
S&P Global Inc.	102	53,446
ServiceNow, Inc. (a)	42	6,442
Stryker Corporation	16	5,575
Thermo Fisher Scientific Inc.	34	19,580
TJX Companies, Inc., The	70	10,687
Universal Music Group N.V. (b)	122	3,186
Visa Inc. - Class A	123	42,982
		891,261
France 5.9%
Airbus SE	173	40,287
EssilorLuxottica	37	11,888
LVMH Moet Hennessy Louis Vuitton	36	27,164
		79,339
Taiwan 4.9%
Taiwan Semiconductor Manufacturing Company Limited	1,343	66,259
India 4.5%
DLF Limited	5,082	38,829
HDFC Bank Limited	752	8,269
ICICI Bank Limited - ADR	453	13,506
		60,604
Canada 2.4%
Shopify Inc. - Class A (a)	202	32,571
Germany 2.4%
Allianz SE	26	11,934
SAP SE	82	19,730
		31,664
China 2.3%
JD.com, Inc. - Class A - ADR	604	17,331
Tencent Holdings Limited	172	13,266
		30,597
Netherlands 2.1%
Adyen N.V. (a) (c)	11	17,640
ASML Holding N.V.	4	4,610
BE Semiconductor Industries N.V.	42	6,513
		28,763
Switzerland 2.0%
Galderma Group AG	51	10,282
Lonza Group AG	25	17,129
		27,411
Sweden 2.0%
ASSA ABLOY AB - Class B	217	8,400
Atlas Copco Aktiebolag - Class A	404	7,214
Spotify Technology S.A. (a)	19	10,784
		26,398
Japan 1.9%
Capcom Co., Ltd.	382	8,914
HOYA Corporation	50	7,585
Keyence Corporation	17	6,045
Nintendo Co., Ltd.	49	3,292
		25,836
Italy 1.2%
Brunello Cucinelli S.p.A. (b)	112	12,871
Moncler S.p.A.	45	2,904
		15,775
Spain 0.7%
Amadeus IT Holding, S.A. (c)	131	9,638
United Kingdom 0.6%
Arm Holdings PLC - ADR (a)	74	8,142
Argentina 0.5%
MercadoLibre, Inc. (a)	4	7,129
Total Common Stocks (cost $747,467)		1,341,387
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	7,916	7,916
Total Short Term Investments (cost $7,916)		7,916
Total Investments 100.3% (cost $755,383)		1,349,303
Other Assets and Liabilities, Net (0.3)%		(3,951)
Total Net Assets 100.0%		1,345,352

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	2,434	164,877	159,395	126	—	—	7,916	0.6
JNL Government Money Market Fund, 3.74% - Class SL	10,715	45,514	56,229	80	—	—	—	—
	13,149	210,391	215,624	206	—	—	7,916	0.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	11/25/24	16,671	17,640	1.3
Amadeus IT Holding, S.A.	01/05/23	8,406	9,638	0.7
		25,077	27,278	2.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks	977,538	363,849	—	1,341,387
Short Term Investments	7,916	—	—	7,916
	985,454	363,849	—	1,349,303

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 99.5%
Industrials 27.4%
AeroVironment, Inc. (a)	41	9,966
API Group Corporation (a)	614	23,510
Applied Industrial Technologies, Inc.	62	15,849
Armstrong World Industries, Inc.	73	13,935
ATMUS Filtration Technologies Inc.	445	23,095
Bloom Energy Corporation - Class A (a)	102	8,833
BWXT Government Group, Inc.	46	8,044
Carpenter Technology Corporation	94	29,462
Casella Waste Systems, Inc. - Class A (a)	181	17,724
Clean Harbors, Inc. (a)	98	22,937
Construction Partners, Inc. - Class A (a)	74	8,062
Embraer S.A. - ADR	194	12,466
Enpro Inc.	89	19,166
ESCO Technologies Inc.	102	19,891
Federal Signal Corporation	152	16,502
FTAI Aviation Ltd.	83	16,280
Hammond Power Solutions, Inc. - Class A (b)	78	9,109
Kratos Defense & Security Solutions, Inc. (a)	167	12,689
Modine Manufacturing Company (a)	6	814
Mueller Industries, Inc.	181	20,740
Nvent Electric Public Limited Company	124	12,599
RBC Bearings Incorporated (a)	49	22,071
Regal Rexnord Corporation	79	11,059
Rocket Lab Usa, Inc. (a)	384	26,775
SPX Technologies, Inc. (a)	153	30,528
Sterling Infrastructure, Inc. (a)	25	7,642
Zurn Elkay Water Solutions Corporation	346	16,107
		435,855
Health Care 24.2%
Adaptive Biotechnologies Corporation (a)	261	4,241
ADMA Biologics, Inc. (a)	351	6,396
Alignment Healthcare, Inc. (a)	838	16,543
Ascendis Pharma A/S - ADR (a)	116	24,785
Axsome Therapeutics, Inc. (a)	159	28,967
BillionToOne, Inc. - Class A (a)	60	4,919
BioLife Solutions, Inc. (a)	555	13,416
Bridgebio Pharma, Inc. (a)	394	30,140
Brightspring Health Services, Inc. (a)	610	22,829
Canticle Pharmaceuticals, Inc. (a)	58	33,780
Encompass Health Corporation	193	20,486
GeneDx Holdings Corp. - Class A (a)	100	12,986
Glaukos Corporation (a)	142	16,075
Guardant Health, Inc. (a)	374	38,232
Halozyme Therapeutics, Inc. (a)	189	12,693
HealthEquity, Inc. (a)	148	13,603
Heartflow, Inc. (a)	163	4,746
Insmed Incorporated (a)	110	19,088
Ionis Pharmaceuticals, Inc. (a)	150	11,847
Protagonist Therapeutics, Inc. (a)	110	9,581
RadNet, Inc. (a)	158	11,278
Soleno Therapeutics, Inc. (a)	113	5,231
TransMedics Group, Inc. (a)	100	12,122
Waystar Holding Corp. (a)	324	10,606
		384,590
Information Technology 23.2%
Advanced Energy Industries, Inc.	115	24,182
Agilysys, Inc. (a)	126	14,925
Applied Optoelectronics, Inc. (a)	117	4,097
Cellebrite Di Ltd (a)	711	12,815
D-Wave Quantum Inc. (a) (b)	219	5,734
Fabrinet (a)	64	29,230
Impinj, Inc. (a)	148	25,816
InterDigital, Inc.	23	7,371
ionQ, Inc. (a) (b)	33	1,465
JFROG Ltd (a)	245	15,274
Lattice Semiconductor Corporation (a)	315	23,214
MACOM Technology Solutions Holdings, Inc. (a)	212	36,401
Mirion Technologies (US), Inc. - Class A (a)	791	18,525
MKS Inc.	102	16,285
Nova Ltd. (a)	76	24,861
OSI Systems, Inc. (a)	50	12,786
Porch Group Inc. - Class A (a)	666	6,081
Rambus Inc. (a)	225	20,657
Rigetti Computing, Inc. (a)	58	1,275
Sanmina Corporation (a)	272	40,824
Sitime Corporation (a)	2	776
TTM Technologies, Inc. (a)	382	26,363
		368,957
Financials 9.1%
Bancorp, Inc., The (a)	270	18,259
Bullish (a)	214	8,118
Evercore Inc. - Class A	63	21,479
Galaxy Digital Inc. - Class A (a) (b)	326	7,300
Palomar Holdings, Inc. (a)	65	8,742
Paymentus Holdings, Inc. - Class A (a)	261	8,242
PennyMac Financial Services, Inc.	152	20,037
Piper Sandler Companies	87	29,738
Root LLC - Class A (a)	70	5,042
StepStone Group Inc. - Class A	283	18,134
		145,091
Consumer Discretionary 8.9%
Academy Sports & Outdoors, Inc.	145	7,223
Boot Barn Holdings, Inc. (a)	121	21,323
Cavco Industries, Inc. (a)	17	10,173
Dutch Bros Inc. - Class A (a)	74	4,561
Kontoor Brands, Inc.	154	9,428
Ollie's Bargain Outlet Holdings, Inc. (a)	207	22,745
Planet Fitness, Inc. - Class A (a)	126	13,633
Red Rock Resorts, Inc. - Class A	273	16,905
Steven Madden, Ltd.	267	11,109
Travel + Leisure Co.	218	15,395
Wyndham Hotels & Resorts, Inc.	106	7,999
		140,494
Energy 1.9%
Antero Resources Corporation (a)	366	12,615
TechnipFMC PLC	387	17,260
		29,875
Utilities 1.7%
Talen Energy Corporation (a)	74	27,602
Materials 1.7%
Element Solutions Inc.	487	12,169
MP Materials Corp. - Class A (a) (b)	275	13,905
		26,074
Communication Services 0.8%
CarGurus, Inc. - Class A (a)	320	12,291
Consumer Staples 0.6%
Post Holdings, Inc. (a)	93	9,204
Total Common Stocks (cost $1,235,738)		1,580,033
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	9,805	9,805
Total Short Term Investments (cost $9,805)		9,805
Total Investments 100.1% (cost $1,245,543)		1,589,838
Other Assets and Liabilities, Net (0.1)%		(1,155)
Total Net Assets 100.0%		1,588,683

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	56,506	456,653	503,354	868	—	—	9,805	0.6
JNL Government Money Market Fund, 3.74% - Class SL	1,902	151,743	153,645	219	—	—	—	—
	58,408	608,396	656,999	1,087	—	—	9,805	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,580,033	—	—	1,580,033
Short Term Investments	9,805	—	—	9,805
	1,589,838	—	—	1,589,838

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 47.0%
United States of America 26.6%
3M Company	12	1,880
AbbVie Inc.	9	1,972
Accenture Public Limited Company - Class A	2	462
AGCO Corporation	1	101
Alaska Air Group, Inc. (a)	3	162
Albemarle Corporation	4	517
Alcoa Corporation	12	618
Alnylam Pharmaceuticals, Inc. (a)	1	594
Alphabet Inc. - Class A	12	3,741
Alphabet Inc. - Class C	19	6,034
Amazon.com, Inc. (a)	43	9,996
American Express Company	7	2,484
American Homes 4 Rent - Class A	4	125
American Tower Corporation	5	936
AMETEK, Inc.	3	596
Analog Devices, Inc.	5	1,294
Andersen Group, Inc. - Class A (a)	1	39
Angi Inc. - Class A (a)	1	18
Apple Inc. (b)	48	12,912
AppLovin Corporation - Class A (a)	1	730
Arch Capital Group Ltd. (a)	1	96
Arthur J. Gallagher & Co.	2	590
Ashtead Group Public Limited Company	2	116
AT&T Inc.	37	930
AutoZone, Inc. (a)	—	668
AvalonBay Communities, Inc.	3	579
Axalta Coating Systems Ltd. (a)	4	128
Baker Hughes Company - Class A	30	1,393
Bank of America Corporation	69	3,779
Berkshire Hathaway Inc. - Class B (a)	5	2,304
Best Buy Co., Inc.	2	110
Biogen Inc. (a)	2	378
BJ's Wholesale Club Holdings, Inc. (a)	7	625
Blackstone Inc. - Class A	3	413
Boeing Company, The (a)	2	471
Booking Holdings Inc.	—	1,092
Booz Allen Hamilton Holding Corporation - Class A	1	47
Bristol-Myers Squibb Company (b)	40	2,151
Broadcom Inc.	16	5,340
Burlington Stores, Inc. (a)	3	758
BWXT Government Group, Inc.	2	373
Capital One Financial Corporation	2	506
Cardinal Health, Inc.	1	280
Carlisle Companies Incorporated	—	80
Carvana Co. - Class A (a)	1	453
Casey's General Stores, Inc.	1	338
CBRE Group, Inc. - Class A (a)	3	518
CDW Corp.	3	379
Cencora, Inc.	2	784
Charles Schwab Corporation, The	27	2,727
Chemours Company, The	15	172
Chevron Corporation	2	266
Chipotle Mexican Grill, Inc. (a)	4	134
Chubb Limited	1	156
Ciena Corporation (a)	2	521
Cigna Group, The	1	277
Cisco Systems, Inc.	2	141
Cleveland-Cliffs Inc. (a)	14	183
Cloudflare, Inc. - Class A (a)	1	202
CME Group Inc. - Class A	6	1,524
Coca-Cola Company, The	26	1,847
Columbia Sportswear Company	2	91
Comfort Systems USA, Inc.	—	465
ConocoPhillips	3	295
Corning Incorporated	8	692
Corpay Inc. (a)	2	536
CrowdStrike Holdings, Inc. - Class A (a)	1	464
Cummins Inc.	—	204
CWT Travel Group Incorporated (a)	1	4
Danaher Corporation	6	1,296
Darden Restaurants, Inc.	4	721
Deere & Company	—	227
Dominion Energy, Inc.	28	1,621
DoorDash, Inc. - Class A (a)	3	790
Dover Corporation	1	287
EastGroup Properties, Inc.	—	68
Eaton Corporation Public Limited Company	1	434
El Paso Electric Company (a)	1	2
Elevance Health, Inc.	2	574
Eli Lilly and Company	1	1,002
Emerson Electric Co.	15	1,947
Entergy Corporation	1	52
EOG Resources, Inc.	11	1,104
EQT Corporation	13	672
Equinix, Inc.	1	736
Expedia Group, Inc.	4	1,286
Exxon Mobil Corporation	29	3,537
FedEx Corporation	1	264
Fidelity National Information Services, Inc.	16	1,053
Fifth Third Bancorp	15	697
Figma, Inc. - Class A (a)	1	50
First Citizens BancShares, Inc. - Class A	—	1,026
Fiserv, Inc. (a)	7	458
Flowserve Corporation	9	612
Flutter Entertainment Public Limited Company (a)	1	305
Ford Motor Company	24	313
Fortune Brands Innovations, Inc.	1	52
Freeport-McMoRan Inc.	5	252
Garmin Ltd.	1	299
Gates Industrial Corporation PLC (a)	35	748
GE HealthCare Technologies Inc.	3	282
General Dynamics Corporation	1	217
Genpact Limited	6	272
Gentex Corporation	9	204
Gilead Sciences, Inc.	4	456
GoDaddy Inc. - Class A (a)	2	277
Goldman Sachs Group, Inc., The	1	1,017
Graphic Packaging Holding Company	3	52
Hayward Holdings, Inc. (a)	6	97
HCA Healthcare, Inc.	—	134
Henry Schein, Inc. (a)	5	380
Hewlett Packard Enterprise Company	35	833
Hilton Worldwide Holdings Inc.	1	250
Host Hotels & Resorts, Inc.	4	79
Howmet Aerospace Inc.	8	1,778
HubSpot, Inc. (a)	1	339
Humana Inc.	6	1,418
Huntington Bancshares Incorporated	22	386
Insmed Incorporated (a)	5	874
Interactive Brokers Group, Inc. - Class A	6	394
Intercontinental Exchange, Inc.	3	475
International Paper Company	2	72
Intuit Inc.	2	1,066
Intuitive Surgical, Inc. (a)	1	727
Invitation Homes Inc.	2	49
Ionis Pharmaceuticals, Inc. (a)	1	97
IQVIA Holdings Inc. (a)	2	375
ITT Inc.	4	635
J.B. Hunt Transport Services, Inc.	1	178
Jabil Inc.	1	154
James Hardie Industries Public Limited Company (a)	16	340
James Hardie Industries Public Limited Company - CHESS	2	47
Johnson & Johnson	22	4,559
Keurig Dr Pepper Inc.	4	118
Kinder Morgan, Inc.	6	159
Kinsale Capital Group, Inc.	—	83
Kontoor Brands, Inc.	9	529
Labcorp Holdings Inc.	3	714
Lennar Corporation - Class A	5	516
Linde Public Limited Company	4	1,657
Live Nation Entertainment, Inc. (a)	1	113
Loews Corporation	3	267
Lowe`s Companies, Inc.	9	2,130
M&T Bank Corporation	2	420

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Marriott International, Inc. - Class A	4	1,331
Marsh & Mclennan Companies, Inc.	3	597
Martin Marietta Materials, Inc.	—	140
MasterCard Incorporated - Class A (b)	8	4,213
Mattel, Inc. (a)	7	139
McDonald's Corporation	8	2,316
Media Group Holdings LLC (c) (d)	3,314	62
Medtronic, Inc.	21	1,996
Merck & Co., Inc.	2	180
Meta Platforms, Inc. - Class A	12	7,267
Mettler-Toledo International Inc. (a)	—	229
MGIC Investment Corporation	7	197
Micron Technology, Inc.	3	845
Microsoft Corporation	27	13,043
Mid-America Apartment Communities, Inc.	1	197
Middleby Corporation, The (a)	1	115
Millicom International Cellular S.A.	5	258
Mohawk Industries, Inc. (a)	1	122
Mondelez International, Inc. - Class A	4	238
Morgan Stanley	8	1,410
Murphy USA Inc.	—	104
Natera, Inc. (a)	2	546
Netflix, Inc. (a)	13	1,204
Neurocrine Biosciences, Inc. (a)	5	681
Nexstar Media Group, Inc. - Class A	1	125
NextEra Energy, Inc.	26	2,095
Nike, Inc. - Class B	3	200
Nuvalent, Inc. - Class A (a)	1	134
NVIDIA Corporation	89	16,611
Okta, Inc. - Class A (a)	1	95
Omnicom Group Inc.	4	349
ON Semiconductor Corporation (a)	6	337
Oracle Corporation	4	812
Packaging Corporation of America	1	148
Palo Alto Networks, Inc. (a)	3	612
Performance Food Group Company (a)	4	344
PG&E Corporation	16	263
Philip Morris International Inc.	6	1,022
Pinterest, Inc. - Class A (a)	10	264
Post Holdings, Inc. (a)	2	174
Procter & Gamble Company, The	1	181
Progressive Corporation, The	3	644
Public Service Enterprise Group Incorporated	1	80
Public Storage Operating Company	1	153
Quanta Services, Inc.	2	737
Quest Diagnostics Incorporated	1	252
Range Resources Corporation	10	356
Raymond James Financial, Inc.	2	305
Rayonier Inc.	4	85
Reddit, Inc. - Class A (a)	2	407
Regency Centers Corporation	3	209
Regeneron Pharmaceuticals, Inc.	1	885
Regions Financial Corporation	25	689
Robinhood Markets, Inc. - Class A (a)	6	651
Roblox Corporation - Class A (a)	3	218
Roper Technologies, Inc.	1	323
RTX Corporation	6	1,039
Ryder System, Inc.	2	469
Saia, Inc. (a)	1	254
SBA Communications Corporation - Class A	1	123
ServiceNow, Inc. (a)	2	293
Silgan Holdings Inc.	9	344
Snowflake Inc. - Class A (a)	3	697
Southwest Airlines Co.	15	629
State Street Corporation	3	343
Take-Two Interactive Software, Inc. (a)	3	685
TD SYNNEX Corporation	5	745
Teradyne, Inc.	3	499
Tesla, Inc. (a) (b)	8	3,859
Texas Instruments Incorporated	2	289
The Southern Company	36	3,181
Thermo Fisher Scientific Inc.	1	505
TJX Companies, Inc., The	5	791
Trane Technologies Public Limited Company	7	2,476
TransUnion	2	167
Travelers Companies, Inc., The	1	246
Twilio Inc. - Class A (a)	2	312
U.S. Bancorp	35	1,869
Ulta Beauty, Inc. (a)	1	560
Union Pacific Corporation	1	241
UnitedHealth Group Incorporated	5	1,705
Universal Display Corporation	1	105
Universal Music Group N.V.	4	97
Verizon Communications Inc.	3	119
Vertex Pharmaceuticals Incorporated (a)	2	858
Walmart Inc.	25	2,760
Walt Disney Company, The	37	4,167
Warner Music Group Corp. - Class A	3	87
Wells Fargo & Company (b)	35	3,257
Wesco Aircraft Holdings, Inc. (a) (c)	1	11
Western Digital Corporation	6	1,046
Weyerhaeuser Company	5	109
Williams Companies, Inc., The	11	676
Willscot Holdings Corporation - Class A	9	176
XCEL Energy Inc.	3	208
Yum! Brands, Inc.	12	1,763
Zillow Group, Inc. - Class C (a)	3	178
Zimmer Biomet Holdings, Inc.	1	71
		234,694
Japan 2.9%
Advantest Corporation	3	338
AEON Co., Ltd.	11	168
AGC Inc.	1	27
Aisin Corporation	2	45
Ajinomoto Co., Inc.	4	86
ANA Holdings Inc.	1	13
Asahi Group Holdings, Ltd.	6	63
Asahi Kasei Corporation	5	46
ASICS Corporation	3	67
Astellas Pharma Inc.	7	92
Bandai Namco Holdings Inc.	3	69
Bridgestone Corporation (e)	5	103
Canon Inc. (e)	4	104
Capcom Co., Ltd.	1	30
Central Japan Railway Company	4	111
Chubu Electric Power Co., Ltd.	3	48
Chugai Pharmaceutical Co., Ltd.	3	136
Dai Nippon Printing Co., Ltd.	2	33
Daifuku Co., Ltd.	1	44
Dai-ichi Life Holdings, Inc.	15	122
Daiichi Sankyo Company, Limited	7	158
Daikin Industries, Ltd.	1	154
Daito Trust Construction Co., Ltd.	1	17
Daiwa House Industry Co., Ltd.	2	80
Daiwa Securities Group Inc.	5	41
DENSO Corporation	7	100
DISCO Corporation	—	123
East Japan Railway Company	4	113
Eisai Co., Ltd.	1	36
ENEOS Holdings, Inc.	10	74
FANUC Corporation	4	144
Fast Retailing Co., Ltd.	1	255
Fuji Electric Co., Ltd.	1	46
FUJIFILM Holdings Corporation	5	107
Fujikura Ltd.	1	112
Fujitsu Limited	7	200
Hankyu Hanshin Holdings, Inc.	1	25
Hikari Tsushin, Inc.	—	28
Hitachi Construction Machinery Co., Ltd.	—	9
Hitachi, Ltd.	18	571
Honda Motor Co., Ltd.	15	152
HOYA Corporation	1	212
Hulic Co., Ltd.	2	18
IBIDEN Co., Ltd.	1	43
Idemitsu Kosan Co., Ltd.	3	23
IHI Corporation	4	74
Inpex Corporation (e)	4	70
Isuzu Motors Limited	2	31
ITOCHU Corporation	28	353

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Japan Airlines Co., Ltd.	—	7
Japan Exchange Group, Inc.	63	677
Japan Post Bank Co., Ltd.	7	102
Japan Post Holdings Co., Ltd.	7	75
Japan Post Insurance Co., Ltd.	1	30
Japan Real Estate Investment Corporation	—	23
Japan Tobacco Inc.	4	158
JFE Holdings, Inc.	3	32
Kajima Corporation	2	67
Kao Corporation (e)	2	76
Kawasaki Heavy Industries, Ltd.	1	46
Kawasaki Kisen Kaisha, Ltd.	1	20
KDDI Corporation	11	199
Keyence Corporation	4	1,520
Kikkoman Corporation	4	34
Kioxia Holdings Corporation (a)	1	40
Kirin Holdings Company, Limited	3	49
Komatsu Ltd.	4	115
Konami Group Corporation	—	55
Kubota Corporation	5	64
KYOCERA Corporation	6	81
Kyowa Kirin Co., Ltd. (e)	1	18
Lasertec Co., Ltd.	—	57
LY Corporation	11	29
M3, Inc.	2	24
Makita Corporation	1	33
Marubeni Corporation	6	181
MatsukiyoCocokara & Co.	2	28
Minebeamitsumi Inc.	2	30
Mitsubishi Chemical Group Corporation	5	30
Mitsubishi Corporation	15	340
Mitsubishi Electric Corporation	8	241
Mitsubishi Estate Co., Ltd. (e)	5	120
Mitsubishi HC Capital Inc.	3	23
Mitsubishi Heavy Industries, Ltd.	13	329
Mitsubishi UFJ Financial Group, Inc.	141	2,251
Mitsui & Co., Ltd.	10	303
Mitsui Fudosan Co., Ltd.	11	123
Mitsui O.S.K. Lines, Ltd. (e)	1	36
Mizuho Financial Group, Inc.	10	358
MonotaRO Co., Ltd.	1	13
MS&AD Insurance Group Holdings, Inc.	6	134
Murata Manufacturing Co., Ltd.	7	152
Nec Corporation	5	173
NEXON Co., Ltd. (e)	2	39
Nidec Corporation	4	56
Nintendo Co., Ltd.	5	311
Nippon Building Fund Inc.	—	29
Nippon Paint Holdings Co., Ltd. (e)	4	23
Nippon Sanso Holdings Corporation	1	24
Nippon Steel Corporation	21	85
Nippon Telegraph and Telephone Corporation	107	108
Nippon Yusen Kabushiki Kaisha	2	52
Nissan Motor Co., Ltd. (a)	8	21
Niterra Co., Ltd.	1	40
Nitori Holdings Co., Ltd.	2	35
Nitto Denko Corporation	3	67
Nomura Holdings, Inc.	11	94
Nomura Research Institute, Ltd.	2	66
Obayashi Corporation	3	59
OBIC Co., Ltd.	1	41
Olympus Corporation	4	56
Oracle Corporation Japan	—	8
Oriental Land Co., Ltd.	5	83
ORIX Corporation	4	122
Osaka Gas Co., Ltd.	2	59
Otsuka Corporation	1	19
Otsuka Holdings Co., Ltd.	2	107
Pan Pacific International Holdings Corporation	11	64
Panasonic Holdings Corporation	9	114
Rakuten Group, Inc. (a)	6	38
Recruit Holdings Co., Ltd. (e)	6	323
Renesas Electronics Corporation	6	86
Resona Holdings, Inc.	9	84
SBI Holdings, Inc.	2	52
SCREEN Holdings Co., Ltd.	—	29
SCSK Corporation	1	22
Secom Co., Ltd.	2	57
Sekisui Chemical Co., Ltd.	2	29
Sekisui House, Ltd.	2	51
Seven & I Holdings Co., Ltd.	9	125
Shimadzu Corporation	1	35
Shimano Inc. (e)	—	32
Shimizu Corporation	2	41
Shin-Etsu Chemical Co., Ltd.	28	871
Shionogi & Co., Ltd.	3	60
Shiseido Company, Limited (e)	1	20
SMC Corporation	—	70
SoftBank Corp.	109	150
SoftBank Group Corp.	15	427
Sompo Holdings, Inc.	4	123
Sony Group Corporation	88	2,256
Square Enix Holdings Co., Ltd.	1	18
Subaru Corporation.	2	50
Sumitomo Corporation	5	159
Sumitomo Electric Industries, Ltd.	3	125
Sumitomo Metal Mining Co., Ltd.	1	41
Sumitomo Mitsui Financial Group, Inc. (e)	15	491
Sumitomo Mitsui Trust Group, Inc.	3	82
Sumitomo Realty & Development Co., Ltd.	4	96
Suntory Beverage & Food Limited	1	24
Suzuki Motor Corporation	7	109
Sysmex Corporation (e)	2	20
T&D Holdings, Inc.	2	46
Taisei Corporation	1	57
Takeda Pharmaceutical Company Limited (e)	6	185
TDK Corporation	8	109
Terumo Corporation	6	83
The Chiba Bank, Ltd.	3	29
The Kansai Electric Power Company, Incorporated	4	64
TIS Inc.	1	30
Toho Co., Ltd.	1	31
Tokio Marine Holdings, Inc.	8	286
Tokyo Electric Power Company Holdings, Inc. (a)	6	26
Tokyo Electron Limited	2	397
Tokyo Gas Co., Ltd.	2	59
Tokyu Corporation	3	29
TOPPAN Holdings Inc.	1	33
Toray Industries, Inc.	6	38
Toyo Suisan Kaisha, Ltd.	—	27
Toyota Industries Corporation	1	91
Toyota Motor Corporation	95	2,046
Toyota Tsusho Corporation	3	94
Trend Micro Incorporated	1	21
Unicharm Corporation	4	25
West Japan Railway Company	2	36
Yamaha Motor Co., Ltd. (e)	4	27
Yaskawa Electric Corporation	1	31
Yokogawa Electric Corporation	1	29
Yokohama Financial Group, Inc.	5	38
Zensho Holdings Co., Ltd.	1	29
ZOZO, Inc.	2	14
		25,598
China 2.4%
Advanced Micro-Fabrication Equipment Inc. - Class A (c)	5	207
Alibaba Group Holding Limited (d)	131	2,413
China Construction Bank Corporation - Class H	895	884
China International Capital Corporation Limited - Class H (d)	125	314
China Merchants Bank Co., Ltd. - Class A	87	523
China Minsheng Banking Corp., Ltd. - Class H	471	238
China Shenhua Energy Company Limited - Class H	40	199
China Yangtze Power Co., Ltd. - Class A	63	246
Contemporary Amperex Technology Co., Limited - Class A	11	567
ENN Energy Holdings Limited	29	259
Fuyao Glass Industry Group Co., Ltd. - Class H (d)	40	348
H World Group Limited	90	427
Jason Furniture (Hangzhou) Co., Ltd. - Class A	46	204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	31	267
KE Holdings Inc.	61	326
Kweichow Moutai Co., Ltd. - Class A	1	256
Loncin Motor Co., Ltd. - Class A	106	245
Meituan - Class B (a) (d)	13	172
Midea Group Co., Ltd. - Class A	36	408
Montage Technology Co., Ltd. - Class A	17	283
NetEase, Inc.	30	839
PDD Holdings Inc. - ADR (a)	2	223
PetroChina Company Limited - Class H	522	561
Ping An Insurance (Group) Company of China, Ltd. - Class H	100	836
Shenzhou International Group Holdings Limited	30	235
Sieyuan Electric Co., Ltd. - Class A	11	250
Tencent Holdings Limited	72	5,514
Tencent Music Entertainment Group - Class A - ADR	12	218
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	20	213
WuXi Biologics (Cayman) Inc. (a) (d)	14	57
XCMG Construction Machinery Co., Ltd. - Class A	145	239
Xiaomi Corporation (a) (d)	126	637
Xinyi Solar Holdings Limited (e)	432	165
Yum China Holdings, Inc.	12	583
Yum China Holdings, Inc.	25	1,207
Zijin Mining Group Co., Ltd. - Class H	156	714
ZTO Express (Cayman) Inc. (d)	9	184
		21,461
Taiwan 1.9%
ASE Technology Holding Co., Ltd.	56	445
CTBC Financial Holding Co., Ltd.	251	400
Delta Electronics, Inc.	25	775
Elite Material Co., Ltd.	7	367
Formosa Chemicals & Fibre Corporation	194	198
Hon Hai Precision Industry Co., Ltd.	24	178
MediaTek Inc.	4	182
Quanta Computer Inc.	38	328
Realtek Semiconductor Corporation	22	342
Taiwan Semiconductor Manufacturing Company Limited - ADR	7	2,003
Taiwan Semiconductor Manufacturing Company Limited	219	10,829
Wiwynn Corporation	4	580
Yuanta Financial Holding Co., Ltd	211	264
Zhen Ding Technology Holding Limited	41	185
		17,076
France 1.6%
Aeroports de Paris (e)	—	19
Airbus SE	2	543
Amundi (d)	—	20
AXA	7	331
Biomerieux S.A.	—	23
BNP Paribas	4	386
Bollore SE	2	10
Bouygues	1	39
Bureau Veritas	1	40
Capgemini France	1	113
Compagnie de Saint-Gobain	2	184
Compagnie Generale des Etablissements Michelin	22	732
Credit Agricole S.A.	4	93
Danone	3	231
Dassault Aviation	—	23
Dassault Systemes	3	74
Engie	7	184
EssilorLuxottica	1	394
Hermes International	—	339
Kering	—	99
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	2	430
Legrand	1	155
L'Oreal	1	414
LVMH Moet Hennessy Louis Vuitton	5	3,438
Orange	7	121
Pernod Ricard	4	320
Publicis Groupe S.A.	1	92
Safran	9	3,070
Sanofi	4	435
Sartorius Stedim Biotech	—	25
Schneider Electric SE	2	596
Societe Generale	3	221
Thales	—	103
TotalEnergies SE	8	520
Veolia Environnement	3	88
VINCI	2	282
		14,187
United Kingdom 1.5%
3i Group PLC	4	170
Admiral Group PLC	1	39
Anglo American PLC	4	177
Associated British Foods PLC	1	34
AstraZeneca PLC	9	1,737
Auto Trader Group PLC	3	27
Aviva PLC	19	177
BAE Systems PLC	12	269
Barclays PLC	57	368
Barratt Redrow PLC	5	26
BP P.L.C.	61	357
British American Tobacco P.L.C.	8	442
BT Group PLC	25	61
Bunzl Public Limited Company	1	35
Centrica PLC	19	44
Coca-Cola Europacific Partners PLC	1	76
Compass Group PLC	7	216
CVC Capital Partners PLC	3	52
Diageo PLC	9	191
Entain PLC	2	26
Experian PLC	4	166
Fiat Chrysler Automobiles N.V.	8	87
GSK PLC	16	397
Haleon PLC	35	179
Halma Public Limited Company	2	73
HSBC Holdings PLC	69	1,091
ICG PLC	1	31
Imperial Brands PLC	3	135
Informa PLC	5	59
InterContinental Hotels Group PLC	1	87
International Consolidated Airlines Group S.A.	14	76
Intertek Group PLC	1	40
J Sainsbury PLC	7	29
Kingfisher PLC	7	28
Legal & General Group PLC	27	94
Lloyds Banking Group PLC	235	311
London Stock Exchange Group PLC	2	226
M&G PLC	9	34
Melrose Industries PLC	5	37
National Grid PLC	20	304
NatWest Group PLC	95	832
Next PLC	—	86
Pearson PLC	3	37
Phoenix Group Holdings PLC	3	29
Prudential Public Limited Company	15	227
Reckitt Benckiser Group PLC	3	217
Relx PLC	7	295
Rentokil Initial PLC	9	57
Rightmove PLC	3	21
Rolls-Royce Holdings PLC	33	516
Schroders PLC	3	18
SEGRO Public Limited Company	5	48
Severn Trent PLC	1	40
Shell PLC - Class A	23	855
Smith & Nephew PLC	3	58
Smiths Group PLC	1	42
Spirax Group PLC	—	26
SSE PLC	4	128
Standard Chartered PLC	7	182
TechnipFMC PLC	10	464
Tesco PLC	26	156
The Sage Group PLC	4	56
Unilever PLC	9	567

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
United Utilities PLC	3	44
Vodafone Group Public Limited Company	81	108
Weir Group PLC(The)	1	40
Wise PLC - Class A (a)	3	32
		13,189
Germany 1.2%
Adidas AG - Class N	1	140
Allianz SE	2	702
BASF SE - Class N	4	183
Bayer Aktiengesellschaft - Class N	4	158
Bayerische Motoren Werke Aktiengesellschaft	1	124
Beiersdorf Aktiengesellschaft	—	42
BioNTech SE - ADR (a)	—	37
COMMERZBANK Aktiengesellschaft	3	146
Continental Aktiengesellschaft	—	34
Daimler Truck Holding AG	2	76
Deutsche Bank Aktiengesellschaft - Class N	7	271
Deutsche Borse Aktiengesellschaft - Class N	6	1,491
Deutsche Post AG - Class N	4	203
Deutsche Telekom AG - Class N	13	430
E.ON SE - Class N	9	167
Elia Group	—	21
Fresenius SE & Co. KGaA	2	94
Hannover Ruck SE - Class N	—	75
Heidelberg Materials AG	1	132
Henkel AG & Co. KGaA	—	29
Infineon Technologies AG - Class N	27	1,167
Mercedes-Benz Group AG - Class N	3	194
MERCK Kommanditgesellschaft auf Aktien	1	74
MTU Aero Engines AG - Class N	—	82
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	587
Rheinmetall Aktiengesellschaft	—	325
RWE Aktiengesellschaft	3	140
SAP SE	4	989
Siemens Aktiengesellschaft - Class N	7	2,053
Siemens Energy AG (a)	3	375
Siemens Healthineers AG (d)	1	56
Talanx Aktiengesellschaft	—	33
Vonovia SE	3	94
		10,724
India 1.2%
Axis Bank Limited	21	293
Axis Bank Limited - GDR (d)	5	338
Bajaj Finance Limited	53	579
Bharti Airtel Limited	5	121
Biocon Limited	55	242
Blue Star Limited	10	202
Coforge Limited	9	169
Dr. Reddy's Laboratories Limited - ADR	14	203
Eternal Limited (a)	50	155
Godrej Consumer Products Limited	19	252
Havells India Limited	13	209
HDFC Bank Limited	70	770
HDFC Bank Limited - ADR	39	1,435
Hindalco Industries Limited	33	329
ICICI Bank Limited	15	221
ICICI Bank Limited - ADR	3	90
Indian Hotels Company Limited, The	21	171
IndusInd Bank Ltd. (a)	14	135
Infosys Limited - ADR (e)	11	192
Infosys Limited	17	303
ITC Limited	43	193
Mahindra and Mahindra Limited	19	773
MakeMyTrip Limited (a)	1	100
Max Financial Services Limited (a)	20	373
NTPC Limited	92	338
PB Fintech Limited (a)	10	209
Petronet LNG Limited	67	211
Reliance Industries Limited - GDR (d)	7	517
Reliance Industries Limited	35	618
SBI Life Insurance Company Limited (d)	15	337
UltraTech Cement Limited	2	305
		10,383
South Korea 1.1%
Coupang, Inc. - Class A (a)	6	152
DB Insurance Co., Ltd.	3	237
Hana Financial Group Inc.	5	326
HD Hyundai Electric Co., Ltd.	—	247
Hugel, Inc. (a)	1	125
Hyundai Glovis Co., Ltd.	2	215
JB Financial Group Co., Ltd.	15	264
JYP Entertainment Corporation	4	191
KakaoBank Corp.	14	203
KIA Corporation	8	691
Korea Aerospace Industries, Ltd.	4	310
KT Corporation	4	136
KT Corporation - ADR	15	277
POSCO Holdings Inc.	1	180
Samsung Biologics Co., Ltd. (a)	—	180
Samsung Electronics Co., Ltd.	46	3,766
SK Hynix Inc.	5	2,265
S-Oil Corporation	3	188
		9,953
Switzerland 0.9%
ABB Ltd - Class N	6	464
Alcon AG	2	154
Amrize AG (a)	8	438
Amrize AG (a)	2	115
Coca-Cola HBC AG	1	65
Compagnie Financiere Richemont S.A.	2	457
EMS-Chemie Holding AG	—	20
Galderma Group AG	1	109
Geberit AG - Class N	—	103
Givaudan S.A. - Class N	—	131
Glencore PLC	38	210
Holcim AG	2	191
Julius Bar Gruppe AG - Class N	1	61
Kuhne & Nagel International AG	—	40
Lonza Group AG	—	189
Nestle S.A. - Class N	10	1,013
Novartis AG - Class N	7	1,012
Partners Group Holding AG	—	104
Roche Holding AG	—	49
Sandoz Group AG	2	119
Schindler Holding AG - Class N	—	29
SGS S.A.	1	69
Sika AG	1	129
Sonova Holding AG	—	51
Straumann Holding AG - Class N	—	50
Swiss Life Holding AG - Class N	—	162
Swiss Re AG	1	200
Swisscom AG - Class N	—	74
UBS Group AG	42	1,958
Zurich Insurance Group AG - Class N	1	428
		8,194
Netherlands 0.7%
Adyen N.V. (a) (d)	—	189
ASM International N.V.	—	104
ASML Holding N.V.	3	2,825
DSM-Firmenich AG	1	78
Exor Nederland N.V.	—	31
HAL Trust	—	24
Heineken Holding N.V.	1	38
Heineken N.V.	9	756
ING Groep N.V.	12	328
JDE Peet's N.V.	1	23
Koninklijke Ahold Delhaize N.V.	3	142
Koninklijke KPN N.V.	15	72
Koninklijke Philips N.V.	3	86
NN Group N.V.	1	82
NXP Semiconductors N.V.	2	428
Prosus N.V. - Class N	5	323
STMicroelectronics N.V.	3	66
uniQure N.V. (a)	2	45
Wolters Kluwer N.V. - Class C	1	95
		5,735
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Australia 0.6%
ANZ Group Holdings Limited	12	289
Aristocrat Leisure Limited	2	96
ASX Limited	1	26
Australian Pipeline Trust	5	31
BHP Group Limited	19	580
BlueScope Steel Limited	2	27
Brambles Limited	5	83
Cochlear Limited	—	43
Coles Group Limited	5	76
Commonwealth Bank of Australia	7	711
Computershare Limited	2	50
CSL Limited	2	221
Evolution Mining Limited	8	67
Fortescue Ltd	6	92
Goodman Funding Pty Ltd	8	159
GPT Management Holdings Limited	7	27
Insurance Australia Group Limited	9	50
Lottery Corporation Limited, The	8	29
Macquarie Group Limited	1	192
Medibank Private Limited	11	35
Mirvac Limited	15	21
National Australia Bank Limited	12	341
Northern Star Resources Ltd	6	101
Orica Limited	2	31
Origin Energy Limited	7	52
Pro Medicus Limited	—	32
Qantas Airways Limited	3	20
QBE Insurance Group Limited	6	80
REA Group Ltd	—	24
Rio Tinto Limited (e)	1	144
Rio Tinto PLC	4	344
Santos Limited	12	50
Scentre Group Limited	21	58
SEEK Limited	1	19
SGH Limited	1	24
Sigma Healthcare Ltd	22	43
Sonic Healthcare Limited	2	27
South32 Limited	18	43
Stockland Corporation Ltd	9	36
Suncorp Group Limited	4	51
Telstra Group Limited	16	51
TPG Corporation Limited	2	4
Transurban Holdings Limited	12	116
Vicinity Centres RE Ltd	14	24
Wesfarmers Limited	5	244
Westpac Banking Corporation	14	351
WHSP Holdings Ltd	1	31
WiseTech Global Limited	1	31
Woodside Energy Group Ltd	8	119
Woolworths Group Limited	5	95
		5,491
Sweden 0.6%
AB Sagax - Class B	1	18
Aktiebolaget Industrivarden - Class A	—	20
Aktiebolaget Industrivarden - Class C	1	28
Aktiebolaget SKF - Class A	—	1
Aktiebolaget SKF - Class B	1	38
Aktiebolaget Volvo - Class A	1	24
Aktiebolaget Volvo - Class B	43	1,363
Alfa Laval AB	1	54
ASSA ABLOY AB - Class B	4	162
Atlas Copco Aktiebolag - Class A	64	1,137
Atlas Copco Aktiebolag - Class B	6	100
Axfood AB	—	12
Boliden AB (a)	1	63
Epiroc Aktiebolag - Class A	2	56
Epiroc Aktiebolag - Class B	2	31
EQT AB (d)	3	109
Essity Aktiebolag (publ) - Class A	—	2
Essity Aktiebolag (publ) - Class B	2	68
Evolution AB (publ) (d)	1	48
Fastighets AB Balder - Class B (a)	3	20
G&L Beijer Ref AB - Class B	1	24
H & M Hennes & Mauritz AB - Class B (e)	2	40
Hexagon Aktiebolag - Class B	8	99
Holmen Aktiebolag - Class B	—	12
Indutrade Aktiebolag	1	27
Investmentaktiebolaget Latour - Class B	1	14
Investor Aktiebolag - Class A	3	96
Investor Aktiebolag - Class B	7	258
L E Lundbergforetagen Aktiebolag (publ) - Series B	—	16
Lifco AB (Publ) - Class B	1	34
NIBE Industrier AB - Class B	6	25
Nordnet AB	1	18
SAAB Aktiebolag - Class B	1	85
Sandvik Aktiebolag	4	126
Securitas AB - Class B	2	33
Skandinaviska Enskilda Banken AB - Class A	5	113
Skanska AB - Class B	1	35
Spotify Technology S.A. (a)	1	482
SSAB AB - Class A	1	6
SSAB AB - Class B	2	17
Svenska Cellulosa Aktiebolaget SCA - Class B	2	25
Svenska Handelsbanken AB - Class A	5	79
Svenska Handelsbanken AB - Class B	—	1
Swedbank AB - Class A	4	134
Swedish Orphan Biovitrum AB (Publ) (a)	1	23
Tele2 AB - Class B	2	37
Telefonaktiebolaget LM Ericsson - Class A	—	2
Telefonaktiebolaget LM Ericsson - Class B	10	100
Telia Company AB	9	39
Trelleborg AB - Class B	1	34
		5,388
Spain 0.3%
ACS, Actividades de Construccion y Servicios, S.A.	1	87
AENA, S.M.E., S.A.	3	82
Amadeus IT Holding, S.A. (d)	2	128
Banco Bilbao Vizcaya Argentaria, S.A.	23	539
Banco Santander, S.A.	59	691
CaixaBank, S.A.	14	174
Cellnex Telecom, S.A. (d)	2	73
EDP Renovaveis, S.A. (e)	1	14
Endesa, S.A.	1	45
Ferrovial SE	2	117
Iberdrola, Sociedad Anonima	24	528
Industria de Diseno Textil, S.A.	4	292
Naturgy Energy Group S.A.	—	13
Repsol S.A. (e)	5	84
Telefonica, S.A. (e)	18	72
		2,939
Brazil 0.3%
B3 S.A. - Brasil, Bolsa, Balcao	186	468
Banco do Brasil S.A.	59	233
Banco Santander (Brasil) S.A.	61	379
Centrais Eletricas Brasileiras S/A - Eletrobras	29	265
Localiza Rent A Car S/A	42	328
Motiva Infraestrutura De Mobilidade S.A.	96	262
NU Holdings Ltd. - Class A (a)	11	182
Porto Seguro S/A	18	161
Raia Drogasil S.A.	53	226
Telefonica Brasil S.A.	56	336
		2,840
Hong Kong 0.3%
AIA Group Limited	75	769
Budweiser Brewing Company APAC Limited (d) (e)	7	7
China Resources Power Holdings Company Limited	68	151
CK Asset Holdings Limited	9	48
CK Hutchison Holdings Limited	10	68
CK Infrastructure Holdings Limited	2	11
CLP Holdings Limited	6	58
Hang Seng Bank, Limited	3	55
Henderson Land Development Company Limited	5	18
HKT Trust	13	19
Hong Kong And China Gas Company Limited -The-	43	39
Hong Kong Exchanges and Clearing Limited	18	963
Jardine Matheson Holdings Limited	1	53
Link Real Estate Investment Trust	10	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
MTR Corporation Limited (e)	6	23
Power Assets Holdings Limited	6	39
Sino Land Company Limited	18	24
Sun Hung Kai Properties Limited	7	85
Swire Pacific Limited - Class A	2	16
Swire Properties Limited	4	12
Techtronic Industries Company Limited	20	230
WH Group Limited (d)	31	34
Wharf (Holdings) Limited, The	4	11
Wharf Real Estate Investment Company Limited	6	19
		2,796
Singapore 0.3%
Capitaland Ascendas REIT	14	31
Capitaland Group Pte. Ltd.	19	35
Capitaland Investment Limited	9	18
DBS Group Holdings Ltd	39	1,721
Genting Singapore Limited	14	8
Jardine Cycle & Carriage Limited	—	11
Keppel Ltd.	6	46
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	9	10
Oversea-Chinese Banking Corporation Limited	13	198
Sea Limited - Class A - ADR (a)	2	285
Singapore Airlines Limited (e)	5	27
Singapore Exchange Limited	3	45
Singapore Technologies Engineering Ltd	6	40
Singapore Telecommunications Limited	33	116
United Overseas Bank Limited	5	144
Wilmar International Limited	7	17
		2,752
Italy 0.3%
A2a S..A.	6	16
Assicurazioni Generali Societa' Per Azioni	4	149
Banca Mediolanum SpA	1	18
Banca Monte dei Paschi di Siena S.p.A.	8	82
Banco BPM Societa' Per Azioni	5	79
Bper Banca S.p.A.	5	70
Buzzi S.p.A.	—	19
Davide Campari-Milano N.V. (e)	2	14
ENEL - SpA	31	322
Eni S.p.A.	8	143
Ferrari N.V.	1	186
Finecobank Banca Fineco S.p.A.	2	63
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (d) (e)	1	11
Intesa Sanpaolo SpA	61	423
Leonardo S.p.A.	2	91
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	—	9
Moncler S.p.A.	1	55
Poste Italiane - Societa' Per Azioni (d)	2	46
Prysmian S.p.A.	1	114
Recordati Industria Chimica E Farmaceutica S.p.A. In Breve Recordati S.p.A.	—	22
Snam S.p.A.	9	57
Telecom Italia S.p.A.	48	29
Terna - Rete Elettrica Nazionale Societa Per Azioni	6	60
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.	6	500
		2,578
South Africa 0.3%
ABSA Group	31	451
Capitec Bank Holdings	1	280
Gold Fields Limited	15	656
MTN Group	28	289
Shoprite Holdings	13	214
Sibanye Stillwater (a)	96	349
Woolworths Holdings Limited	56	188
		2,427
Denmark 0.2%
A.P. Moller - Maersk A/S - Class A	—	25
A.P. Moller - Maersk A/S - Class B (e)	—	32
Carlsberg A/S - Class B	—	48
Coloplast A/S - Class B	1	47
Danske Bank A/S	3	130
DSV A/S	1	193
Genmab A/S (a)	—	77
Novo Nordisk A/S - Class B	25	1,291
Novozymes A/S - Class B	1	88
Orsted A/S (a) (d)	2	34
Pandora A/S	—	34
Tryg A/S	1	32
Vestas Wind Systems A/S	4	109
		2,140
Mexico 0.2%
Arca Continental S.A.B. de C.V. (e)	23	250
Fresnillo PLC	1	32
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	350
Grupo Financiero Banorte, S.A.B. de C.V.	36	329
Regional, S.A.B. De C.V.	41	322
Wal-Mart de Mexico, S.A.B. de C.V.	98	303
		1,586
Ireland 0.2%
AerCap Holdings N.V.	4	583
Icon Public Limited Company (a)	3	587
Kerry Group Public Limited Company - Class A	1	54
Kingspan Group Public Limited Company	1	54
Smurfit Westrock Public Limited Company	3	117
		1,395
Indonesia 0.2%
PT. Bank Central Asia Tbk	1,620	793
PT. Telekomunikasi Indonesia	2,720	567
		1,360
Finland 0.1%
Elisa Oyj	1	25
Fortum Oyj	2	37
Kesko Oyj - Class A	—	9
Kesko Oyj - Class B	1	24
Kone Corporation - Class B	1	100
Metso Oyj	3	49
Neste Oyj	2	38
Nokia Oyj	20	130
Nordea Bank Abp	13	243
Orion Oyj - Class A	—	8
Orion Oyj - Class B	—	32
Sampo Oyj - Class A	10	121
Stora Enso Oyj - Class R (e)	2	29
UPM-Kymmene Oyj	2	61
Wartsila Oyj Abp	2	68
		974
Belgium 0.1%
Ackermans	—	23
Ageas SA/NV	1	47
Anheuser-Busch InBev	4	251
Argenx SE (a)	—	206
D'Ieteren Group	—	14
Groep Brussel Lambert	—	28
KBC Groep	1	130
Lotus Bakeries	—	18
Sofina	—	18
Syensqo	—	22
UCB	—	134
Warehouses De Pauw	1	18
		909
Saudi Arabia 0.1%
Al Rajhi Banking and Investment Corporation	34	880
Canada 0.1%
Shopify Inc. - Class A (a)	3	453
Teck Resources Limited - Class B	8	404
		857
United Arab Emirates 0.1%
Abu Dhabi Islamic Bank	48	273
Adnoc Drilling Company PJSC	115	167
Emaar Properties PJSC	98	375
		815

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Greece 0.1%
National Bank of Greece S.A. - Class R	29	437
Piraeus Bank S.A. (a)	45	356
		793
Hungary 0.1%
OTP Bank Nyrt.	6	683
Israel 0.1%
Azrieli Group Ltd.	—	15
Bank Hapoalim B.M.	5	119
Bank Leumi Le-Israel B.M.	6	131
Elbit Systems Ltd.	—	55
ICL Group Ltd	3	16
Israel Discount Bank Limited	5	52
Mizrahi Tefahot Bank Ltd	1	39
Nice Ltd (a)	—	28
Teva Pharmaceutical Industries Ltd (a)	5	145
		600
Norway 0.1%
Aker BP ASA	1	30
DNB Bank ASA	3	81
Equinor ASA	3	63
Gjensidige Forsikring ASA	1	22
Kongsberg Gruppen ASA	2	44
Mowi ASA	2	42
Norsk Hydro ASA	5	39
Orkla ASA	3	29
SalMar ASA	—	17
Storebrand ASA	2	28
Telenor ASA	2	36
Var Energi ASA	3	9
Vend Marketplaces ASA - Class B	1	22
Yara International ASA	1	26
		488
Argentina 0.1%
MercadoLibre, Inc. (a)	—	371
Tenaris S.A.	1	28
		399
Turkey 0.1%
BIM Birlesik Magazalar Anonim Sirketi - Class A	31	385
Poland 0.1%
Allegro.eu (a) (d)	2	21
Bank Polska Kasa Opieki - Spolka Akcyjna	1	48
Dino Polska Spolka Akcyjna (a) (d)	2	21
ING Bank Slaski Spolka Akcyjna	—	12
KGHM Polska Miedz Spolka Akcyjna (a)	1	42
LPP Spolka Akcyjna	—	29
Orlen S A	2	62
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	3	81
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	2	42
Santander Bank Polska Spolka Akcyjna	—	23
		381
Peru 0.0%
Credicorp Ltd.	1	339
Austria 0.0%
Andritz AG	—	20
BAWAG Group AG (d)	—	46
Erste Group Bank AG	1	143
OMV Aktiengesellschaft	1	30
Raiffeisen Bank International AG	1	26
Telekom Austria Aktiengesellschaft	—	4
Verbund AG	—	20
		289
Portugal 0.0%
EDP, S.A.	11	51
Galp Energia, SGPS, S.A. - Class B	2	28
Jeronimo Martins, SGPS S.A.	8	192
		271
Macau 0.0%
Galaxy Entertainment Group Limited	48	236
Sands China Ltd.	8	21
		257
Kazakhstan 0.0%
Joint Stock Company Kaspi.Kz - ADR (a) (d)	2	168
Thailand 0.0%
Bumrungrad Hospital Public Company Limited - NVDR	30	148
New Zealand 0.0%
Auckland International Airport Limited	6	28
Fisher & Paykel Healthcare Corporation Limited	2	48
Meridian Energy Limited	5	16
		92
Luxembourg 0.0%
ArcelorMittal	2	77
Chile 0.0%
Antofagasta PLC	1	61
Colombia 0.0%
Zijin Gold International Company Limited (a)	2	30
Russian Federation 0.0%
Evraz PLC (a) (c) (d)	1	—
Public Joint-Stock Company Severstal - GDR (a) (c) (d)	15	—
		—
Total Common Stocks (cost $395,842)		414,782
CORPORATE BONDS AND NOTES 20.1%
United States of America 15.6%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (f)	604	589
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (f)	471	488
Acrisure, LLC
4.25%, 02/15/29 (f)	495	481
Adient Global Holdings Ltd
7.00%, 04/15/28 (f)	257	264
ADT Security Corporation, The
4.13%, 08/01/29 (f)	583	568
Advance Auto Parts, Inc.
7.00%, 08/01/30 (f)	564	565
Aethon United BR LP
7.50%, 10/01/29 (f)	443	464
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (f)	627	638
Allied Universal Holdco LLC
6.88%, 06/15/30 (f)	983	1,023
Alphabet Inc.
3.13%, 11/06/34, EUR	163	187
3.50%, 11/06/38, EUR	239	271
Alta Equipment Group Inc.
9.00%, 06/01/29 (e) (f)	444	401
Amazon.com, Inc.
4.65%, 11/20/35	600	598
AMC Networks, Inc.
10.25%, 01/15/29 (f)	515	540
American Airlines, Inc.
5.75%, 04/20/29 (f)	961	977
8.50%, 05/15/29 (f)	552	576
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	487	468
American Express Company
4.80%, 10/24/36	600	593
AmeriGas Partners, L.P.
9.50%, 06/01/30 (f)	422	450
AmWINS Group, Inc.
6.38%, 02/15/29 (f)	206	211
4.88%, 06/30/29 (f)	150	147
Antero Resources Corporation
5.38%, 03/01/30 (f)	700	708
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (f)	545	543
9.75%, 04/15/30 (f)	41	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (f)	508	514
Arches Buyer Inc.
4.25%, 06/01/28 (f)	544	534
Ardagh Metal Packaging Finance Public Limited Company
3.25%, 09/01/28 (f)	201	193
Aris Water Holdings, LLC
7.25%, 04/01/30 (f)	417	445
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (f)	218	214
Avantor, Inc.
4.63%, 07/15/28 (f)	501	498
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (f)	706	731
Axalta Coating Systems, LLC
4.75%, 06/15/27 (f)	287	286
Axon Enterprise, Inc.
6.13%, 03/15/30 (f)	561	578
B&G Foods, Inc.
5.25%, 09/15/27 (e)	105	103
8.00%, 09/15/28 (f)	522	514
Ball Corporation
6.00%, 06/15/29	496	510
Bausch + Lomb Corporation
8.38%, 10/01/28 (f)	618	645
Bausch Health Companies Inc.
11.00%, 09/30/28 (f)	82	85
Beacon Mobility Corp.
7.25%, 08/01/30 (f)	421	440
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (f)	520	538
Big River Steel LLC
6.63%, 01/31/29 (f)	71	71
BKV Upstream Midstream, LLC
7.50%, 10/15/30 (f)	354	359
Block, Inc.
5.63%, 08/15/30 (f)	609	621
Boyd Gaming Corporation
4.75%, 12/01/27	317	316
Brandywine Operating Partnership, L.P.
8.88%, 04/12/29	434	467
Caesars Entertainment, Inc.
4.63%, 10/15/29 (f)	443	424
7.00%, 02/15/30 (f)	681	705
California Resources Corporation
8.25%, 06/15/29 (f)	522	546
Calpine Corporation
4.50%, 02/15/28 (f)	182	182
5.13%, 03/15/28 (f)	48	48
Carnival Corporation
5.13%, 05/01/29 (f)	639	646
5.75%, 03/15/30 (f)	32	33
CCO Holdings, LLC
6.38%, 09/01/29 (f)	650	657
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (f)	386	390
Celanese US Holdings LLC
6.85%, 11/15/28 (g) (h) (i)	25	26
6.50%, 04/15/30 (e)	822	824
7.05%, 11/15/30 (g) (h) (i)	292	307
Central Parent Inc.
7.25%, 06/15/29 (f)	353	300
Century Communities, Inc.
3.88%, 08/15/29 (f) (i)	221	210
Chart Industries, Inc.
7.50%, 01/01/30 (f)	97	101
Charter Communications Operating, LLC
2.80%, 04/01/31	600	540
6.65%, 02/01/34	50	53
6.38%, 10/23/35	650	670
Chemours Company, The
5.75%, 11/15/28 (f)	153	149
4.63%, 11/15/29 (f)	342	309
Chevron Phillips Chemical Company LLC
3.40%, 12/01/26 (f)	52	52
Cinemark USA, Inc.
5.25%, 07/15/28 (f)	495	495
Cipher Compute LLC
7.13%, 11/15/30 (f)	639	652
Citigroup Inc.
1.12%, 01/28/27	100	100
4.54%, 09/19/30	923	930
2.56%, 05/01/32	600	545
Civitas Resources, Inc.
8.38%, 07/01/28 (f)	615	634
Clarios Global LP
6.75%, 05/15/28 (e) (f)	447	457
6.75%, 02/15/30 (f)	289	302
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (f)	168	163
4.88%, 07/01/29 (f)	611	576
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (f)	481	481
7.88%, 04/01/30 (f)	507	534
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (f)	689	713
6.75%, 04/15/30 (f)	18	18
Cloud Software Group, Inc.
6.50%, 03/31/29 (f)	1,301	1,318
9.00%, 09/30/29 (f)	623	649
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/30 (f)	785	797
Coinbase Global, Inc.
3.38%, 10/01/28 (f)	594	565
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (f)	619	621
Commscope Finance LLC
8.25%, 03/01/27 (f)	496	499
CommScope, LLC.
4.75%, 09/01/29 (f)	144	144
Community Health Systems, Inc.
5.25%, 05/15/30 (f)	740	694
Compass Group Diversified Holdings LLC
5.25%, 04/15/29 (f) (j)	52	48
Compass Minerals International, Inc.
8.00%, 07/01/30 (f)	451	471
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	803	802
5.88%, 01/15/30 (f)	66	64
Coreweave, Inc.
9.25%, 06/01/30 (f)	791	736
CP Atlas Buyer, Inc.
9.75%, 07/15/30 (f)	419	434
Credit Acceptance Corporation
6.63%, 03/15/30 (f)	603	605
Crescent Energy Finance LLC
9.25%, 02/15/28 (f)	425	438
CrossCountry Intermediate HoldCo, LLC
6.50%, 10/01/30 (f)	542	551
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	10	10
CSC Holdings, LLC
11.75%, 01/31/29 (f)	1,007	745
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (f)	309	310
CVR Energy, Inc.
8.50%, 01/15/29 (f)	148	152
Darling Ingredients Inc.
6.00%, 06/15/30 (f)	126	128
Dealer Tire, LLC
8.00%, 02/01/28 (f)	26	26
Delek Logistics Partners, LP
8.63%, 03/15/29 (f)	536	561
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	758	762
8.88%, 02/01/30 (f)	565	571
Discovery Communications, LLC
3.63%, 05/15/30	960	886

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
DISH DBS Corporation
7.38%, 07/01/28	951	916
DISH Network Corporation
11.75%, 11/15/27 (f)	1,147	1,194
DTE Energy Company
5.05%, 10/01/35	388	388
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (f)	750	739
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (f)	369	369
Elastic N.V.
4.13%, 07/15/29 (f)	278	269
Encore Capital Group, Inc.
9.25%, 04/01/29 (f)	322	340
8.50%, 05/15/30 (f)	206	221
Energy Transfer LP
7.13%, 10/01/54	150	154
Enova International, Inc.
9.13%, 08/01/29 (f)	424	449
EQT Corporation
4.50%, 01/15/29	385	386
Equipmentshare.Com Inc.
9.00%, 05/15/28 (f)	578	599
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (f)	505	533
Ford Motor Company
3.25%, 02/12/32	150	132
Ford Motor Credit Company LLC
3.78%, 09/16/29, EUR	162	191
Fortrea Holdings Inc.
7.50%, 07/01/30 (e) (f)	315	320
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (f)	543	542
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (f)	606	635
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	38	38
5.00%, 05/01/28 (f)	596	597
Gap, Inc., The
3.63%, 10/01/29 (f)	509	481
Gen Digital Inc.
6.75%, 09/30/27 (f)	633	642
General Motors Financial Company, Inc.
5.25%, 03/01/26	100	100
Genesis Energy, L.P.
8.25%, 01/15/29	46	48
GEO Group, Inc., The
8.63%, 04/15/29	442	464
Getty Images, Inc.
10.50%, 11/15/30 (f)	600	603
Global Payments Inc.
5.55%, 11/15/35	120	119
Goldman Sachs Bank USA
4.47%, (SOFR + 0.77%), 03/18/27 (f) (g)	160	160
Goldman Sachs Group, Inc., The
4.94%, 10/21/36	408	405
Gray Media, Inc.
10.50%, 07/15/29 (f)	520	558
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	457	447
HCA Inc.
4.90%, 11/15/35	350	345
Herbalife International, Inc.
12.25%, 04/15/29 (f)	591	638
4.88%, 06/01/29 (f)	698	657
Herc Holdings Inc.
6.63%, 06/15/29 (f)	591	613
7.00%, 06/15/30 (f)	328	345
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (f)	459	462
Hess Infrastructure Partners LP
5.88%, 03/01/28 (f)	332	338
Hillenbrand, Inc.
6.25%, 02/15/29	430	439
Hilton Domestic Operating Company, Inc.
3.75%, 05/01/29 (f)	39	38
Hologic Inc.
6.00%, 01/31/33 (c) (k)	21	10
HUB International Limited
7.25%, 06/15/30 (f)	1,054	1,104
Icahn Enterprises L.P.
5.25%, 05/15/27	415	408
10.00%, 11/15/29 (f)	362	362
Imola Merger Corporation
4.75%, 05/15/29 (f)	783	773
Iron Mountain Incorporated
5.00%, 07/15/28 (f)	566	563
ITT Holdings LLC
6.50%, 08/01/29 (f)	172	165
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (f)	670	660
Jefferies Finance LLC
5.00%, 08/15/28 (f)	388	373
KeHE Distributors, LLC
9.00%, 02/15/29 (f)	542	568
KeyCorp
6.40%, 03/06/35	700	761
Kinetik Holdings LP
6.63%, 12/15/28 (f)	750	771
Lamar Media Corp.
3.75%, 02/15/28	317	311
Lifepoint Health, Inc.
11.00%, 10/15/30 (f)	195	214
Light & Wonder, Inc.
6.63%, 03/01/30 (f)	506	450
Lindblad Expeditions, LLC
7.00%, 09/15/30 (f)	18	19
Lithia Motors, Inc.
3.88%, 06/01/29 (f)	515	497
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (f)	428	428
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	552	531
Magnera Corporation
4.75%, 11/15/29 (e) (f)	469	434
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (f)	987	983
9.25%, 04/15/30 (f)	351	337
Meta Platforms, Inc.
4.60%, 11/15/32	456	459
MGM Resorts International
6.13%, 09/15/29	526	541
Midcap Financial Issuer Trust
6.50%, 05/01/28 (f)	561	560
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	332	319
Millrose Properties, Inc.
6.38%, 08/01/30 (f)	620	634
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (f)	473	493
Molina Healthcare, Inc.
4.38%, 06/15/28 (f)	325	319
Morgan Stanley
1.51%, 07/20/27	125	123
4.89%, 10/22/36	154	153
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (f)	1,368	1,336
5.25%, 10/01/29 (f)	930	935
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	517	519
Nabors Industries, Inc.
9.13%, 01/31/30 (f)	464	487
Navient Corporation
5.50%, 03/15/29 (e)	723	716
9.38%, 07/25/30	54	60
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (f)	573	622
Necessity Retail Reit, Inc., The
4.50%, 09/30/28 (f)	236	231

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	910	911
NESCO Holdings II, Inc.
5.50%, 04/15/29 (f)	554	546
Newell Brands Inc.
8.50%, 06/01/28 (f)	323	338
6.38%, 05/15/30 (e)	776	758
Nexstar Media Group, Inc.
4.75%, 11/01/28 (f)	324	321
NFE Financing LLC
0.00%, 11/15/29 (a) (f) (l)	652	179
NGL Energy Operating LLC
8.13%, 02/15/29 (f)	414	429
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (f)	499	486
5.63%, 09/29/28 (f)	418	418
6.13%, 09/30/30 (f)	237	237
Noble Finance II LLC
8.00%, 04/15/30 (f)	622	646
Novelis Corporation
6.88%, 01/30/30 (f)	144	149
NRG Energy, Inc.
3.38%, 02/15/29 (f)	10	10
ON Semiconductor Corporation
3.88%, 09/01/28 (f)	324	317
OneMain Finance Corporation
3.50%, 01/15/27	767	759
ONEOK, Inc.
5.38%, 06/01/29	500	515
6.50%, 09/01/30 (f)	200	214
Organon & Co.
4.13%, 04/30/28 (f)	811	789
Outfront Media Capital Corporation
4.25%, 01/15/29 (f)	418	408
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (f)	313	314
Pagaya Us Holding Company LLC
8.88%, 08/01/30 (e) (f)	443	387
Paramount Global
6.38%, 03/30/62	543	504
Park Intermediate Holdings LLC
5.88%, 10/01/28 (f)	381	380
Pattern Energy Group Inc.
4.50%, 08/15/28 (f)	306	301
PBF Holding Company LLC
6.00%, 02/15/28	17	17
9.88%, 03/15/30 (f)	615	630
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (f)	39	41
7.13%, 11/15/30 (f)	163	171
Penske Automotive Group, Inc.
3.75%, 06/15/29 (e)	87	84
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (f)	125	124
PG&E Corporation
5.00%, 07/01/28	586	584
PRA Group, Inc.
8.88%, 01/31/30 (f)	438	454
Prime Healthcare Services, Inc.
9.38%, 09/01/29 (f)	681	716
Prime Security Services Borrower, LLC
3.38%, 08/31/27 (f)	318	312
Primo Water Holdings Inc.
4.38%, 04/30/29 (f)	50	49
R. R. Donnelley & Sons Company
9.50%, 08/01/29 (f)	136	141
Rand Parent, LLC
8.50%, 02/15/30 (f)	513	534
Realty Income Corporation
4.88%, 07/06/30, EUR	500	625
RITHM Capital Corp.
8.00%, 04/01/29 (f)	245	251
Roblox Corporation
3.88%, 05/01/30 (f)	586	561
Rocket Companies, Inc.
6.13%, 08/01/30 (f)	547	565
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	471	464
Rocket Software, Inc.
9.00%, 11/28/28 (f)	485	499
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (f)	374	374
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	17	17
Sabre Financial Borrower, LLC
11.13%, 06/15/29 (f)	267	270
Sabre GLBL Inc.
10.75%, 03/15/30 (f)	4	3
11.13%, 07/15/30 (f)	803	669
Safeway Inc.
3.50%, 03/15/29 (f)	156	150
SBA Communications Corporation
3.13%, 02/01/29	701	670
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (f)	574	573
Sealed Air Corporation
6.13%, 02/01/28 (f)	491	498
Sensata Technologies B.V.
4.00%, 04/15/29 (f)	337	329
Service Properties Trust
8.38%, 06/15/29	463	466
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	29
Simmons Foods, Inc.
4.63%, 03/01/29 (f)	292	281
Sirius XM Radio Inc.
4.00%, 07/15/28 (f)	834	815
SM Energy Company
6.75%, 08/01/29 (f)	504	508
Somnigroup International Inc.
4.00%, 04/15/29 (f)	424	413
Sonic Automotive, Inc.
4.63%, 11/15/29 (f)	112	110
Southern Power Company
1.85%, 06/20/26, EUR	650	761
4.90%, 10/01/35	129	128
Southwestern Energy Company
5.38%, 02/01/29	26	26
Spectrum Management Holding Company, LLC
5.50%, 09/01/41	430	378
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (f)	323	324
Staples, Inc.
10.75%, 09/01/29 (f)	863	858
Star Parent, Inc.
9.00%, 10/01/30 (f)	549	586
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	374	371
7.25%, 04/01/29 (f)	248	261
Stellantis Financial Services US Corp.
5.40%, 09/15/30 (f)	200	203
Sunoco LP
7.00%, 09/15/28 (f)	10	10
4.50%, 05/15/29 - 04/30/30	591	579
4.63%, 05/01/30 (f)	431	417
Talen Energy Supply, LLC
8.63%, 06/01/30 (f)	323	342
Tallgrass Energy Partners, LP
7.38%, 02/15/29 (f)	499	515
Tenet Healthcare Corporation
4.63%, 06/15/28 (d)	162	162
4.25%, 06/01/29	460	453
4.38%, 01/15/30	272	267
6.13%, 06/15/30	626	640
Tenneco, Inc.
8.00%, 11/17/28 (f)	773	773
Terex Corporation
5.00%, 05/15/29 (f)	477	474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	658	642
The PNC Financial Services Group, Inc.
5.10%, 07/23/27	250	251
Tidewater Inc.
9.13%, 07/15/30 (f)	445	477
Toyota Motor Credit Corporation
4.05%, 09/05/28	31	31
TransDigm Inc.
6.75%, 08/15/28 (f)	624	636
4.63%, 01/15/29	366	363
6.38%, 03/01/29 (f)	785	810
4.88%, 05/01/29	243	242
Travel + Leisure Co.
4.50%, 12/01/29 (f)	90	88
Tronox Incorporated
4.63%, 03/15/29 (e) (f)	812	568
TTM Technologies, Inc.
4.00%, 03/01/29 (f)	276	269
Twilio Inc.
3.63%, 03/15/29	451	437
U.S. Acute Care Solutions, LLC
9.75%, 05/15/29 (f)	138	139
U.S. Foods Inc.
6.88%, 09/15/28 (f)	457	471
4.75%, 02/15/29 (f)	127	126
Uber Technologies, Inc.
4.80%, 09/15/35	400	397
United Rentals (North America), Inc.
3.88%, 11/15/27	321	319
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (f)	591	592
Uniti Group Inc.
4.75%, 04/15/28 (f)	450	447
Univision Communications Inc.
8.00%, 08/15/28 (f)	655	677
7.38%, 06/30/30 (f)	474	482
Urban One, Inc.
7.63%, 04/01/31 (f)	10	5
USA Compression Finance Corp.
7.13%, 03/15/29 (f)	54	56
UWM Holdings, LLC
6.63%, 02/01/30 (f)	518	523
V.F. Corporation
2.80%, 04/23/27	329	323
Valaris Limited
8.38%, 04/30/30 (f)	569	591
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (f)	19	18
6.25%, 01/15/30 (f)	785	795
Venture Global LNG, Inc.
9.50%, 02/01/29 (f)	860	891
7.00%, 01/15/30 (e) (f)	1,000	962
Victoria's Secret & Co.
4.63%, 07/15/29 (f)	473	458
Vistra Operations Company LLC
4.38%, 05/01/29 (f)	624	616
VoltaGrid LLC
7.38%, 11/01/30 (f)	645	639
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	576	545
Warner Bros. Discovery, Inc.
4.30%, 01/17/30, EUR	282	323
Warnermedia Holdings, Inc.
3.76%, 03/15/27	77	76
4.05%, 03/15/29	664	642
Wayfair LLC
7.25%, 10/31/29 (f)	488	508
7.75%, 09/15/30 (f)	196	208
WBI Operations LLC
6.25%, 10/15/30 (f)	527	529
Weatherford International Ltd
8.63%, 04/30/30 (f)	247	253
Wesco Distribution, Inc.
7.25%, 06/15/28 (f)	231	234
Whirlpool Corporation
6.13%, 06/15/30	479	479
Williams Scotsman International, Inc.
4.63%, 08/15/28 (f)	582	580
Windsor Holdings III, LLC
8.50%, 06/15/30 (f)	498	526
Wolverine World Wide, Inc.
4.00%, 08/15/29 (f)	489	452
WPC Eurobond B.V.
1.35%, 04/15/28, EUR	350	398
0.95%, 06/01/30, EUR	100	107
Wulf Compute LLC
7.75%, 10/15/30 (f)	623	642
Xerox Holdings Corporation
5.50%, 08/15/28 (f)	312	144
XPLR Infrastructure Operating Partners, LP
7.25%, 01/15/29 (f)	492	504
Ziprecruiter, Inc.
5.00%, 01/15/30 (f)	511	401
		137,691
Canada 0.8%
Enbridge Inc.
5.50%, 07/15/77 (k)	150	149
7.38%, 01/15/83 (k)	350	360
GFL Environmental Inc.
4.00%, 08/01/28 (f)	175	172
3.50%, 09/01/28 (f)	424	416
4.75%, 06/15/29 (f)	11	11
Ontario Teachers' Finance Trust
1.13%, 05/15/26, GBP (d)	1,901	2,537
1.10%, 10/19/27, CAD (f)	297	210
4.25%, 04/25/28 (f)	1,067	1,080
0.10%, 05/19/28, EUR (d)	875	973
Toronto-Dominion Bank, The
3.19%, 02/16/29, EUR (d)	1,000	1,195
		7,103
United Kingdom 0.8%
Barclays PLC
4.48%, 11/11/29	325	327
4.51%, 01/31/33, EUR (d)	850	1,045
Cadent Finance PLC
0.63%, 03/19/30, EUR (d)	885	938
HSBC Holdings PLC
5.13%, 11/06/36	300	301
INEOS Quattro Finance 2 plc
8.50%, 03/15/29, EUR (d)	100	93
ION Platform Finance S.a r.l.
9.50%, 05/30/29 (f)	614	622
National Grid PLC
0.25%, 09/01/28, EUR (d)	796	876
Santander UK Group Holdings PLC
2.47%, 01/11/28	200	197
4.32%, 09/22/29	200	200
Standard Chartered PLC
5.40%, 08/12/36 (f)	550	561
TSB Bank PLC
3.32%, 03/05/29, EUR (d)	800	957
2.70%, 02/18/30, EUR (d)	400	467
		6,584
France 0.4%
Alstom
0.13%, 07/27/27, EUR (d)	700	792
Altice Financing S.A.
5.00%, 01/15/28 (f)	250	174
BNP Paribas
5.09%, 05/09/31 (f)	550	561
BPCE SFH
3.38%, 03/13/29, EUR (d)	600	721
Constellium SE
3.75%, 04/15/29 (f)	455	439
Credit Agricole S.A.
4.82%, 09/25/33 (f)	250	250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Engie
3.63%, 03/06/31, EUR (d)	700	838
		3,775
Germany 0.4%
Deutsche Bank Aktiengesellschaft
2.31%, 11/16/27	360	354
3.38%, 02/13/31, EUR (d)	300	352
Heidelberg Materials Finance Luxembourg S.A.
4.88%, 11/21/33, EUR (d)	711	905
IHO Verwaltungs GmbH
6.75%, 11/15/29, EUR (d) (j)	100	124
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	306	306
TRATON Finance Luxembourg S.A.
3.75%, 01/14/31, EUR (d)	100	119
Volkswagen International Finance N.V.
4.38%, 05/15/30, EUR (d)	500	611
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
4.00%, 04/11/31, EUR (d)	50	60
Vonovia SE
2.25%, 04/07/30, EUR (d)	100	113
1.00%, 07/09/30, EUR (d)	600	642
ZF Friedrichshafen AG
7.00%, 06/12/30, EUR (d)	100	124
		3,710
Switzerland 0.4%
Holcim US Finance (Luxembourg) S.A.
0.50%, 04/23/31, EUR (d)	858	875
UBS Group AG
4.40%, 09/23/31 (f)	200	199
4.84%, 11/06/33 (f)	400	400
UBS Switzerland AG
3.30%, 03/05/29, EUR (d)	1,596	1,909
		3,383
Italy 0.4%
Autostrade per l'italia S.p.A.
5.13%, 06/14/33, EUR (d)	600	759
Banca Monte dei Paschi di Siena S.p.A.
3.50%, 04/23/29, EUR (d)	700	842
Credito Emiliano S.P.A.
3.25%, 04/18/29, EUR (d)	600	716
ENEL - SpA
6.38%, (100, 04/16/28), EUR (d) (m)	100	125
Intesa Sanpaolo SpA
4.88%, 05/19/30, EUR (d)	100	126
5.13%, 08/29/31, EUR (d)	500	641
		3,209
Ireland 0.3%
AIB Group Public Limited Company
4.63%, 07/23/29, EUR (d)	600	735
Avolon Holdings Funding Limited
3.25%, 02/15/27 (f)	700	692
Bank of Ireland Group Public Limited Company
5.00%, 07/04/31, EUR (d)	600	756
		2,183
South Korea 0.2%
Export-Import Bank of Korea, The
2.63%, 05/26/26	1,050	1,045
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	753
		1,798
Mexico 0.2%
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (d)	250	255
Petroleos Mexicanos
6.70%, 02/16/32	800	798
7.69%, 01/23/50	825	740
		1,793
Australia 0.2%
National Australia Bank Limited
3.15%, 02/05/31, EUR (d)	700	832
Transurban Finance Company Pty Ltd
4.92%, 03/24/36 (f)	126	125
Woolworths Group Limited
0.38%, 11/15/28, EUR (d)	450	493
		1,450
Spain 0.1%
Banco Santander, S.A.
5.13%, 11/06/35	200	200
CaixaBank, S.A.
5.00%, 07/19/29, EUR (d)	600	741
Maxam Prill S.a r.l.
6.00%, 07/15/30, EUR (d)	100	120
		1,061
Denmark 0.1%
Danske Bank A/S
4.50%, 11/09/28, EUR (d)	600	728
Colombia 0.1%
Avianca MidCo 2 PLC
9.00%, 12/01/28 (f)	713	719
Belgium 0.1%
KBC Groep
4.93%, 10/16/30 (f)	672	684
Multi-National 0.0%
Inter-American Development Bank
4.40%, 01/26/26, CAD	490	357
Netherlands 0.0%
Nederlandse Waterschapsbank N.V.
3.50%, 07/20/27, AUD	460	303
Saudi Arabia 0.0%
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (d)	250	262
Japan 0.0%
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/27	250	247
Thailand 0.0%
Krungthai Bank Public Company Limited
4.40%, (100, 03/25/26) (d) (k) (m)	200	199
Austria 0.0%
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (d)	100	126
Israel 0.0%
Playtika Holding Corp.
4.25%, 03/15/29 (f)	24	22
Total Corporate Bonds And Notes (cost $173,584)		177,387
GOVERNMENT AND AGENCY OBLIGATIONS 15.4%
Germany 2.6%
Bundesrepublik Deutschland
2.20%, 03/11/27 - 10/10/30, EUR	17,470	20,440
2.60%, 08/15/35, EUR	1,795	2,064
2.90%, 08/15/56, EUR (d)	629	660
		23,164
United States of America 2.5%
Federal Home Loan Mortgage Corporation
6.00%, 07/01/53	888	920
6.50%, 05/01/54	720	757
5.50%, 11/01/54	1,292	1,311
Federal National Mortgage Association, Inc.
6.00%, 09/01/52	155	160
Treasury, United States Department of
4.25%, 01/31/26 (b)	11,334	11,335
4.13%, 01/31/27 (b)	2,430	2,445
3.38%, 09/15/27	100	100
3.50%, 10/31/27	2,525	2,526
3.88%, 06/30/30	2,275	2,293
		21,847
United Kingdom 1.6%
HM Treasury
4.50%, 03/07/35, GBP (d)	9,475	12,794
4.38%, 07/31/54, GBP (d)	1,239	1,465
		14,259

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Italy 1.2%
Segretariato Generale Della Presidenza Della Repubblica
2.95%, 07/01/30, EUR	3,708	4,396
3.65%, 08/01/35, EUR (f)	1,172	1,398
4.30%, 10/01/54, EUR (f)	4,395	5,125
		10,919
Japan 1.1%
Cabinet Office, Government of Japan
1.50%, 06/20/35 - 09/20/43, JPY	1,280,500	6,731
1.00%, 03/20/52, JPY	142,800	537
2.30%, 12/20/54, JPY	134,350	688
2.40%, 03/20/55, JPY	166,350	872
0.80%, 03/20/58, JPY	62,100	201
Japan Bank For International Cooperation
4.25%, 01/26/26	688	688
1.63%, 01/20/27	272	266
		9,983
Mexico 1.0%
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 03/01/29, MXN	13,126	736
7.75%, 05/29/31 - 11/13/42, MXN	126,850	6,745
7.50%, 05/26/33, MXN	20,760	1,069
8.00%, 02/21/36, MXN	8,850	455
		9,005
Canada 1.0%
CIBC Mellon Trust Company
1.25%, 06/15/26, CAD	140	102
Gouvernement de la Province de Quebec
4.00%, 09/01/35, CAD	2,663	1,953
Government of the Province of Alberta
2.90%, 12/01/28, CAD	40	29
Government of the Province of British Columbia
4.70%, 06/18/37, CAD	280	215
2.95%, 06/18/50, CAD	160	87
Ontario, Government of
0.01%, 11/25/30, EUR (d)	1,098	1,125
3.80%, 12/02/34, CAD	6,711	4,905
		8,416
Spain 0.8%
Estado Espanol
4.00%, 10/31/54, EUR (f)	5,662	6,526
Hungary 0.5%
Sandor-Palota
2.13%, 09/22/31 (f)	331	284
4.75%, 11/24/32, HUF	155,490	428
2.25%, 04/20/33, HUF	81,260	187
5.38%, 09/12/33, EUR (d)	100	126
4.50%, 06/16/34, EUR (d)	230	272
1.75%, 06/05/35, EUR (d)	100	94
7.00%, 10/24/35, HUF	896,840	2,775
		4,166
Indonesia 0.4%
Republic of Indonesia, The Government of, The
6.50%, 02/15/31, IDR	9,914,000	614
6.38%, 04/15/32, IDR	9,115,000	559
7.00%, 02/15/33, IDR	1,885,000	119
6.63%, 02/15/34, IDR	26,862,000	1,666
7.50%, 06/15/35, IDR	5,025,000	329
6.75%, 07/15/35, IDR	7,713,000	485
		3,772
South Africa 0.3%
South Africa, Parliament of
8.25%, 03/31/32, ZAR	8,000	496
10.00%, 03/31/33, ZAR	2,000	135
8.88%, 02/28/35, ZAR	6,276	395
8.50%, 01/31/37, ZAR	6,446	387
9.00%, 01/31/40, ZAR	5,405	328
10.13%, 03/31/42, ZAR	2,537	167
8.75%, 01/31/44, ZAR	6,705	390
5.75%, 09/30/49	370	312
7.25%, 12/11/55 (f)	226	224
		2,834
India 0.3%
Government of India
7.02%, 06/18/31, INR	117,910	1,344
7.10%, 04/08/34, INR	82,440	943
7.30%, 06/19/53, INR	46,880	522
		2,809
Czech Republic 0.3%
Urad Vlady Ceske Republiky
1.75%, 06/23/32, CZK	3,290	138
4.50%, 11/11/32, CZK	27,710	1,363
2.00%, 10/13/33, CZK	24,700	1,011
		2,512
Poland 0.3%
Urzad Rady Ministrow
4.75%, 07/25/29, PLN	2,302	653
4.50%, 07/25/30, PLN	2,156	602
1.75%, 04/25/32, PLN	2,453	576
6.00%, 10/25/33, PLN	594	177
5.00%, 10/25/35, PLN	755	208
		2,216
Malaysia 0.3%
Malaysia, Government of
2.63%, 04/15/31, MYR	4,644	1,106
3.83%, 07/05/34, MYR	2,287	576
4.18%, 05/16/44, MYR	789	203
4.74%, 03/15/46, MYR	1,141	312
		2,197
Romania 0.2%
Romania, Government of
6.30%, 04/25/29, RON	2,955	674
6.85%, 07/29/30, RON	155	36
4.15%, 10/24/30, RON	1,225	254
3.65%, 09/24/31, RON	1,190	236
6.70%, 02/25/32, RON	1,175	269
8.25%, 09/29/32, RON	1,240	308
2.00%, 04/14/33, EUR (f)	165	157
7.20%, 10/30/33, RON	495	117
		2,051
Thailand 0.2%
Thailand, Kingdom of
3.40%, 06/17/36, THB	13,521	500
3.30%, 06/17/38, THB	12,686	464
2.70%, 06/17/40, THB (d)	3,900	135
2.00%, 06/17/42, THB	15,176	470
		1,569
Colombia 0.2%
Departamento Administrativo De La Presidencia De La Republica
7.00%, 03/26/31, COP	806,400	167
13.25%, 02/09/33, COP	131,400	35
Ministerio De Hacienda Y Credito Publico
11.00%, 08/22/29, COP	1,001,100	258
7.75%, 09/18/30, COP	1,046,200	227
7.00%, 06/30/32, COP	1,588,400	315
11.75%, 01/24/35, COP	1,900,900	489
		1,491
China 0.2%
Ministry of Finance People's Republic of China
2.11%, 08/25/34, CNY	2,220	325
2.04%, 11/25/34, CNY	1,260	183
3.12%, 10/25/52, CNY	980	162
The Central People's Government of the People's Republic of China
1.83%, 08/25/35, CNY	1,660	237
1.98%, 04/25/45, CNY	1,420	192
2.15%, 08/25/55, CNY	1,750	244
		1,343
Australia 0.1%
Commonwealth of Australia
4.75%, 06/21/54, AUD (d)	1,935	1,201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Brazil 0.1%
Presidencia da Republica
10.00%, 01/01/29 - 01/01/35, BRL	7,041	1,126
Peru 0.1%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.40%, 08/12/34, PEN	1,705	505
6.85%, 08/12/35, PEN	702	226
5.35%, 08/12/40, PEN	358	95
		826
South Korea 0.1%
Export-Import Bank of Korea, The
4.88%, 01/11/26	422	422
Philippines 0.0%
The Philippines, Government of
6.75%, 09/15/32, PHP	5,560	99
6.38%, 04/28/35, PHP	8,690	151
		250
Guatemala 0.0%
Gobierno de la Republica de Guatemala
6.25%, 08/15/36 (f)	200	210
Panama 0.0%
Government of the Republic of Panama
3.87%, 07/23/60	300	199
El Salvador 0.0%
Presidencia de la Republica de El Salvador
7.65%, 06/15/35 (d)	86	89
Chile 0.0%
Presidencia de la Republica de Chile
7.00%, 05/01/34, CLP	70,000	86
France 0.0%
Gouvernement De France
2.70%, 02/25/31, EUR	30	35
Total Government And Agency Obligations (cost $135,464)		135,523
INVESTMENT COMPANIES 4.0%
United States of America 4.0%
iShares MSCI EAFE ETF	—	10
JPMorgan Income ETF (e) (n)	765	35,397
Total Investment Companies (cost $35,476)		35,407
PREFERRED STOCKS 0.3%
Switzerland 0.2%
Chocoladefabriken Lindt & Sprungli AG	—	73
Roche Holding AG	3	1,128
Schindler Holding AG	—	61
		1,262
Brazil 0.1%
Centrais Eletricas Brasileiras S/A - Eletrobras - Preferred Class C (a)	8	68
Itausa S.A.	128	271
Localiza Rent A Car S/A (a)	2	12
Petroleo Brasileiro S/A Petrobras. (k)	117	654
		1,005
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	23
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	—	23
Henkel AG & Co. KGaA (k)	1	53
Sartorius Aktiengesellschaft	—	29
Volkswagen Aktiengesellschaft (k)	1	99
		227
Italy 0.0%
Telecom Italia S.p.A.	24	17
Total Preferred Stocks (cost $2,185)		2,511
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
United States of America 0.2%
Aqua Finance Issuer Trust 2025-B
Series 2025-A-B, 4.79%, 05/17/33	207	208
GS Mortgage-Backed Securities Trust 2025-RPL3
Series 2025-A1-RPL3, REMIC, 4.10%, 06/25/27 (g) (h)	96	94
Lendmark Funding Trust 2025-2
Series 2025-A-2, 4.78%, 10/20/29	449	453
Progress Residential 2025-SFR3 Trust
Series 2025-A-SFR3, REMIC, 3.39%, 07/17/30	415	395
Santander Drive Auto Receivables Trust 2025-3
Series 2025-C-3, 4.68%, 01/16/29	96	96
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-A-2A, 4.72%, 04/20/44	76	76
WHARF Commercial Mortgage Trust 2025-DC
Series 2025-A-DC, REMIC, 5.53%, 07/17/30 (g)	100	103
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,408)		1,425
SHORT TERM INVESTMENTS 11.4%
Investment Companies 10.8%
JNL Government Money Market Fund - Class I, 3.64% (n) (o)	95,515	95,515
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.74% (n) (o)	5,082	5,082
Certificates of Deposit 0.0%
Deutsche Bank Aktiengesellschaft
4.41%, 07/08/26 (o)	151	152
Royal Bank of Canada
3.95%, 11/17/26 (o)	250	250
		402
Total Short Term Investments (cost $100,998)		100,999
Total Investments 98.4% (cost $844,957)		868,034
Other Derivative Instruments (0.2)%		(1,645)
Other Assets and Liabilities, Net 1.8%		15,712
Total Net Assets 100.0%		882,101

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of December 31, 2025.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $130,555 and 14.8% of the Fund.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Convertible security.

(l) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Perpetual security. Next contractual call price and date are presented in

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

parentheses, if applicable.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	16,021	553,818	474,324	1,800	—	—	95,515	10.8
JNL Government Money Market Fund, 3.74% - Class SL	12,418	416,030	423,366	510	—	—	5,082	0.6
JPMorgan Income ETF	42,760	—	7,872	2,072	(126)	635	35,397	4.0
	71,199	969,848	905,562	4,382	(126)	635	135,994	15.4

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	193	189	—
AIB Group Public Limited Company, 4.63%, 07/23/29	06/07/24	659	735	0.1
Alibaba Group Holding Limited	08/01/24	1,959	2,413	0.3
Allegro.eu	09/17/21	23	21	—
Alstom, 0.13%, 07/27/27	06/07/24	715	792	0.1
Amadeus IT Holding, S.A.	06/08/20	122	128	—
Amundi	12/17/21	16	20	—
Autostrade per l'italia S.p.A., 5.13%, 06/14/33	06/07/24	673	759	0.1
Axis Bank Limited	07/03/25	323	338	0.1
Banca Monte dei Paschi di Siena S.p.A., 3.50%, 04/23/29	06/10/24	751	842	0.1
Bank of Ireland Group Public Limited Company, 5.00%, 07/04/31	06/07/24	675	756	0.1
Barclays PLC, 4.51%, 01/31/33	06/07/24	931	1,045	0.1
BAWAG Group AG	06/08/20	24	46	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	09/08/25	126	126	—
BPCE SFH, 3.38%, 03/13/29	01/07/25	630	721	0.1
Budweiser Brewing Company APAC Limited	12/05/23	9	7	—
Bundesrepublik Deutschland, 2.90%, 08/15/56	09/02/25	663	660	0.1
Cadent Finance PLC, 0.63%, 03/19/30	06/07/24	892	938	0.1
CaixaBank, S.A., 5.00%, 07/19/29	06/07/24	663	741	0.1
Cellnex Telecom, S.A.	04/16/21	88	73	—
China International Capital Corporation Limited - Class H	05/23/25	272	314	—
Commonwealth of Australia, 4.75%, 06/21/54	06/12/25	1,232	1,201	0.1
Credito Emiliano S.P.A., 3.25%, 04/18/29	01/07/25	626	716	0.1
Danske Bank A/S, 4.50%, 11/09/28	06/07/24	654	728	0.1
Deutsche Bank Aktiengesellschaft, 3.38%, 02/13/31	07/11/25	352	352	0.1
Dino Polska Spolka Akcyjna	08/05/25	24	21	—
Eagle Funding LuxCo S.a r.l., 5.50%, 08/17/30	10/29/25	255	255	—
ENEL - SpA, 6.38% (callable at 100, 04/16/28)	10/15/24	114	125	—
Engie, 3.63%, 03/06/31	04/23/25	810	838	0.1
EQT AB	12/16/22	83	109	—
Evolution AB (publ)	12/03/20	71	48	—
Evraz PLC	05/28/19	5	—	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/08/23	235	348	0.1
GreenSaif Pipelines Bidco S.a r.l., 5.85%, 02/23/36	06/20/25	252	262	—
Heidelberg Materials Finance Luxembourg S.A., 4.88%, 11/21/33	06/07/24	893	905	0.1
HM Treasury, 4.50%, 03/07/35	07/11/25	12,551	12,794	1.5
HM Treasury, 4.38%, 07/31/54	07/10/25	1,431	1,465	0.2
Holcim US Finance (Luxembourg) S.A., 0.50%, 04/23/31	04/23/25	845	875	0.1
IHO Verwaltungs GmbH, 6.75%, 11/15/29	06/11/25	119	124	—
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29	06/11/25	117	93	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	09/18/20	13	11	—
Intesa Sanpaolo SpA, 4.88%, 05/19/30	06/07/24	112	126	—
Intesa Sanpaolo SpA, 5.13%, 08/29/31	06/07/24	572	641	0.1
Joint Stock Company Kaspi.Kz	02/06/25	199	168	—
Krungthai Bank Public Company Limited, 4.40% (callable at 100, 03/25/26)	06/12/25	197	199	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	10	10	—
Maxam Prill S.a r.l., 6.00%, 07/15/30	09/08/25	118	120	—
Media Group Holdings LLC, 2.00%, 12/31/26	04/28/14	37,019	62	—
Meituan - Class B	04/08/25	219	172	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
National Australia Bank Limited, 3.15%, 02/05/31	06/11/24	747	832	0.1
National Grid PLC, 0.25%, 09/01/28	04/23/25	848	876	0.1
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,161	2,537	0.3
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,036	973	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,259	1,125	0.1
Orsted A/S	10/29/21	39	34	—
Poste Italiane - Societa' Per Azioni	04/27/20	26	46	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	09/08/25	86	89	—
Public Joint-Stock Company Severstal	12/01/20	243	—	—
Reliance Industries Limited	03/10/25	467	517	0.1
Sandor-Palota, 5.38%, 09/12/33	11/20/23	108	126	—
Sandor-Palota, 4.50%, 06/16/34	09/08/25	276	272	—
Sandor-Palota, 1.75%, 06/05/35	11/20/23	81	94	—
SBI Life Insurance Company Limited	11/11/25	335	337	—
Siemens Healthineers AG	06/18/21	59	56	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	10/01/24	160	162	—
Thailand, Kingdom of, 2.70%, 06/17/40	11/18/25	132	135	—
Toronto-Dominion Bank, The, 3.19%, 02/16/29	06/11/24	1,070	1,195	0.1
TRATON Finance Luxembourg S.A., 3.75%, 01/14/31	07/11/25	118	119	—
TSB Bank PLC, 3.32%, 03/05/29	06/10/24	861	957	0.1
TSB Bank PLC, 2.70%, 02/18/30	07/10/25	468	467	0.1
UBS Switzerland AG, 3.30%, 03/05/29	06/12/24	1,877	1,909	0.2
Volkswagen International Finance N.V., 4.38%, 05/15/30	06/07/24	550	611	0.1
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 4.00%, 04/11/31	06/07/24	54	60	—
Vonovia SE, 2.25%, 04/07/30	06/07/24	100	113	—
Vonovia SE, 1.00%, 07/09/30	06/07/24	566	642	0.1
WH Group Limited	06/08/20	26	34	—
Woolworths Group Limited, 0.38%, 11/15/28	06/07/24	441	493	0.1
WuXi Biologics (Cayman) Inc.	06/17/22	51	57	—
Xiaomi Corporation	08/23/24	552	637	0.1
ZF Friedrichshafen AG, 7.00%, 06/12/30	09/08/25	122	124	—
ZTO Express (Cayman) Inc.	03/19/24	190	184	—
		84,644	50,245	5.7

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAD/USD Spot Rate	156	March 2026		11,371	(23)	36
Canada 10 Year Bond	325	March 2026	CAD	39,638	(2)	(245)
Euro OAT	44	March 2026	EUR	5,323	(15)	(19)
Euro Schatz	138	March 2026	EUR	14,752	(2)	(17)
FTSE 100 Index	60	March 2026	GBP	5,878	45	116
Hang Seng Index	203	January 2026	HKD	262,892	(26)	(330)
Italy Government BTP Bond	22	March 2026	EUR	2,648	(9)	(5)
Japan 10 Year Bond	132	March 2026	JPY	1,762,167	(43)	(105)
Japan 10 Year Bond	24	March 2026	JPY	3,205,213	(31)	(174)
JPY/USD Spot Rate	92	March 2026		7,431	(12)	(50)
Korea 10 Year Bond	73	March 2026	KRW	8,210,509	(8)	23
Long Gilt	225	March 2026	GBP	20,547	27	17
MSCI EAFE Index	34	March 2026		4,951	(27)	(18)
MSCI Emerging Markets Index	252	March 2026		17,448	(58)	336
Russell 2000 Index	35	March 2026		4,503	(34)	(132)
S&P 500 Index	303	March 2026		104,722	(784)	(301)
S&P Communication Services Select Sector Index	81	March 2026		12,413	(58)	142
S&P Consumer Discretionary Select Sector Index	23	March 2026		5,719	(47)	(125)
S&P Financial Select Sector Index	22	March 2026		3,746	(29)	(11)
S&P Technology Select Sector Index	77	March 2026		22,517	(227)	8
S&P/TSX 60 Index	62	March 2026	CAD	23,112	(88)	(18)
Topix Index	90	March 2026	JPY	3,037,942	(75)	216
United States 10 Year Ultra Bond	244	March 2026		28,060	4	4
United States 2 Year Note	50	April 2026		10,437	(3)	2
United States 5 Year Note	819	April 2026		89,790	(164)	(270)
United States Long Bond	4	March 2026		468	(1)	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/JPMorgan Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
					(1,690)	(925)
Short Contracts
Australia 10 Year Bond	(48)	March 2026	AUD	(5,243)	(4)	(8)
Australia 3 Year Bond	(111)	March 2026	AUD	(11,642)	—	(8)
Dow Jones United States Real Estate Index	(304)	March 2026		(10,863)	94	(14)
Euro BOBL	(64)	March 2026	EUR	(7,449)	6	17
Euro Bund	(186)	March 2026	EUR	(23,831)	51	119
Euro Buxl 30 Year Bond	(20)	March 2026	EUR	(2,203)	8	—
Euro STOXX 50 Price Index	(380)	March 2026	EUR	(21,933)	(277)	(308)
S&P Consumer Staples Select Sector Index	(134)	March 2026		(10,741)	64	160
S&P Energy Select Sector Index	(23)	March 2026		(2,195)	13	27
S&P Industrial Select Sector Index	(11)	March 2026		(1,728)	15	(5)
S&P Materials Select Sector Index	(4)	March 2026		(385)	3	(3)
S&P Utilities Select Sector Index	(15)	March 2026		(1,302)	8	1
S&P/ASX 200 Index	(182)	March 2026	AUD	(39,198)	125	(186)
United States 10 Year Note	(166)	March 2026		(18,771)	60	106
United States 10 Year Ultra Bond	(89)	March 2026		(10,291)	17	55
United States 5 Year Note	(16)	April 2026		(1,751)	2	2
United States Ultra Bond	(22)	March 2026		(2,633)	8	37
					193	(8)

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/EUR	BNP	01/22/26	EUR	(243)	(286)	(1)
AUD/USD	BNP	01/22/26	AUD	7,007	4,677	14
AUD/USD	GSC	01/22/26	AUD	417	279	3
AUD/USD	HSB	01/22/26	AUD	100	67	—
AUD/USD	BCL	03/24/26	AUD	126	84	—
AUD/USD	SCB	03/24/26	AUD	125	83	—
BRL/USD	BNP	03/24/26	BRL	2,348	421	(3)
BRL/USD	BNP	03/24/26	BRL	776	139	2
CAD/JPY	CIT	01/22/26	JPY	(15,716)	(100)	—
CAD/USD	BCL	01/22/26	CAD	22	17	—
CAD/USD	BNP	01/22/26	CAD	2,074	1,512	2
CAD/USD	HSB	01/22/26	CAD	5	4	—
CHF/USD	HSB	01/22/26	CHF	593	750	2
CLP/USD	BCL	03/24/26	CLP	37,692	42	1
CLP/USD	BNP	03/24/26	CLP	449,786	500	7
CNY/USD	MSC	03/24/26	CNY	9,993	1,435	10
CZK/EUR	BCL	03/24/26	EUR	(71)	(83)	—
CZK/USD	MSC	01/22/26	CZK	12,176	592	2
CZK/USD	HSB	03/24/26	CZK	5,341	260	1
DKK/USD	HSB	01/22/26	DKK	4,681	737	1
EUR/HUF	BCL	03/24/26	HUF	(21,689)	(66)	—
EUR/USD	BCL	01/22/26	EUR	336	395	—
EUR/USD	BNP	01/22/26	EUR	250	294	—
EUR/USD	GSC	01/22/26	EUR	344	404	3
EUR/USD	HSB	01/22/26	EUR	5,691	6,694	(9)
EUR/USD	HSB	01/22/26	EUR	3,953	4,649	5
EUR/USD	MSC	01/22/26	EUR	5,535	6,510	5
EUR/USD	SCB	03/24/26	EUR	212	250	—
GBP/USD	BNP	01/22/26	GBP	756	1,019	(3)
GBP/USD	HSB	01/22/26	GBP	67	90	1
HUF/USD	HSB	03/24/26	HUF	54,561	166	1
HUF/USD	MSC	03/24/26	HUF	4,658	14	—
IDR/USD	BNP	03/25/26	IDR	2,825,190	169	—
IDR/USD	SCB	03/25/26	IDR	1,373,188	82	—
ILS/USD	BNP	01/22/26	ILS	2,074	651	4
INR/USD	BNP	03/24/26	INR	7,466	83	—
JPY/USD	BNP	01/22/26	JPY	5,000	32	—
JPY/USD	HSB	01/22/26	JPY	3,205,882	20,499	(138)
JPY/USD	HSB	01/22/26	JPY	5,998	38	—
JPY/USD	MSC	01/22/26	JPY	52,600	336	(3)
KRW/USD	SCB	03/24/26	KRW	152,789	106	3
MXN/USD	MSC	03/24/26	MXN	1,196	66	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MXN/USD	BCL	03/25/26	MXN	2,262	125	—
MXN/USD	HSB	03/25/26	MXN	2,816	155	—
MXN/USD	SCB	03/25/26	MXN	1,196	66	—
MYR/USD	BNP	03/24/26	MYR	2,308	570	5
NOK/USD	MSC	01/22/26	NOK	3,739	371	1
NZD/USD	BNP	01/22/26	NZD	4,166	2,401	(21)
PHP/USD	BCL	03/24/26	PHP	3,431	58	—
PHP/USD	BNP	03/24/26	PHP	4,874	83	—
PLN/USD	MSC	01/22/26	PLN	3,953	1,101	4
PLN/USD	MSC	03/24/26	PLN	1,997	556	2
RON/EUR	BCL	03/24/26	EUR	(58)	(69)	—
RON/EUR	BNP	03/24/26	EUR	(116)	(136)	—
RON/EUR	HSB	03/24/26	EUR	(58)	(68)	—
RON/EUR	MLP	03/24/26	EUR	(58)	(69)	—
RON/USD	GSC	01/22/26	RON	1,873	432	1
SEK/EUR	BNP	01/22/26	EUR	(243)	(285)	1
SEK/USD	BCL	01/22/26	SEK	21,291	2,315	18
SGD/USD	BCL	03/24/26	SGD	86	67	—
SGD/USD	BNP	03/24/26	SGD	64	50	—
THB/USD	BNP	01/22/26	THB	46,145	1,466	3
THB/USD	BCL	03/24/26	THB	2,618	84	1
THB/USD	GSC	03/24/26	THB	1,905	61	(1)
THB/USD	HSB	03/24/26	THB	31,456	1,004	4
USD/AUD	CIT	01/22/26	AUD	(499)	(333)	(1)
USD/AUD	HSB	01/22/26	AUD	(1,629)	(1,088)	(6)
USD/AUD	HSB	01/22/26	AUD	(455)	(303)	1
USD/AUD	MSC	01/22/26	AUD	(594)	(396)	(2)
USD/BRL	BCL	03/24/26	BRL	(220)	(39)	—
USD/BRL	BNP	03/24/26	BRL	(527)	(95)	1
USD/CAD	BNP	01/22/26	CAD	(190)	(138)	—
USD/CAD	GSC	01/22/26	CAD	(579)	(422)	2
USD/CAD	HSB	01/22/26	CAD	(46)	(34)	—
USD/CAD	MSC	01/22/26	CAD	(420)	(306)	(1)
USD/CHF	BNP	01/22/26	CHF	(227)	(287)	(4)
USD/CLP	GSC	03/24/26	CLP	(37,797)	(42)	—
USD/COP	BCL	03/24/26	COP	(190,148)	(49)	—
USD/COP	BNP	03/24/26	COP	(285,284)	(74)	(1)
USD/COP	BNP	03/24/26	COP	(690,494)	(179)	1
USD/COP	SCB	03/24/26	COP	(1,822,800)	(470)	5
USD/CZK	HSB	03/24/26	CZK	(3,484)	(170)	(2)
USD/CZK	MSC	03/24/26	CZK	(6,074)	(296)	(2)
USD/EUR	BCL	01/22/26	EUR	(73)	(85)	(1)
USD/EUR	BCL	01/22/26	EUR	(2,201)	(2,589)	4
USD/EUR	CIT	01/22/26	EUR	(488)	(574)	(5)
USD/EUR	HSB	01/22/26	EUR	(2,047)	(2,407)	(7)
USD/EUR	HSB	01/22/26	EUR	(4,105)	(4,828)	3
USD/EUR	SCB	01/22/26	EUR	(175)	(206)	—
USD/EUR	HSB	03/24/26	EUR	(492)	(581)	—
USD/GBP	BCL	01/22/26	GBP	(3)	(4)	—
USD/GBP	BNP	01/22/26	GBP	(3,061)	(4,126)	(33)
USD/GBP	CIT	01/22/26	GBP	(206)	(278)	(3)
USD/GBP	GSC	01/22/26	GBP	(206)	(277)	(2)
USD/GBP	GSC	01/22/26	GBP	(422)	(569)	1
USD/GBP	MSC	01/22/26	GBP	(369)	(497)	(2)
USD/GBP	MSC	03/24/26	GBP	(18)	(24)	—
USD/HUF	BCL	01/22/26	HUF	(737,069)	(2,251)	(4)
USD/HUF	GSC	01/22/26	HUF	(27,701)	(85)	(1)
USD/HUF	BCL	03/24/26	HUF	(27,129)	(83)	(1)
USD/ILS	HSB	01/22/26	ILS	(267)	(84)	—
USD/INR	SCB	03/24/26	INR	(6,218)	(69)	(1)
USD/JPY	HSB	01/05/26	JPY	(9,841)	(63)	—
USD/JPY	MSC	01/05/26	JPY	(6,908)	(44)	—
USD/JPY	BCL	01/22/26	JPY	(13,067)	(84)	1
USD/JPY	CIT	01/22/26	JPY	(59,677)	(381)	—
USD/JPY	GSC	01/22/26	JPY	(44,210)	(283)	1
USD/JPY	HSB	01/22/26	JPY	(154,184)	(986)	11
USD/JPY	MSC	01/22/26	JPY	(6,606)	(42)	—
USD/JPY	SCB	01/22/26	JPY	(203,279)	(1,300)	4
USD/MXN	BCL	01/22/26	MXN	(1,669)	(93)	—
USD/MXN	GSC	01/22/26	MXN	(2,521)	(140)	—
USD/MXN	MSC	01/22/26	MXN	(61,556)	(3,413)	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/MXN	GSC	03/24/26	MXN	(752)	(41)	(1)
USD/MXN	MSC	03/24/26	MXN	(18,199)	(1,003)	(4)
USD/MXN	BCL	03/25/26	MXN	(3,391)	(187)	—
USD/MYR	BNP	03/24/26	MYR	(69)	(17)	—
USD/NZD	BCL	01/22/26	NZD	(238)	(137)	1
USD/NZD	GSC	01/22/26	NZD	(288)	(166)	1
USD/PHP	BCL	03/24/26	PHP	(3,791)	(64)	(1)
USD/PHP	BNP	03/24/26	PHP	(14,675)	(249)	(1)
USD/RON	GSC	03/24/26	RON	(430)	(99)	—
USD/RON	HSB	03/24/26	RON	(667)	(153)	—
USD/SEK	GSC	01/22/26	SEK	(1,864)	(202)	—
USD/SEK	MSC	01/22/26	SEK	(786)	(85)	(2)
USD/SGD	MSC	01/22/26	SGD	(1,065)	(829)	(3)
USD/SGD	BNP	03/24/26	SGD	(107)	(84)	(1)
USD/SGD	HSB	03/24/26	SGD	(44)	(34)	—
USD/SGD	MSC	03/24/26	SGD	(107)	(84)	(1)
USD/THB	BCL	01/22/26	THB	(3,677)	(117)	(1)
USD/ZAR	HSB	03/24/26	ZAR	(1,104)	(66)	(2)
USD/ZAR	MSC	03/24/26	ZAR	(7,777)	(467)	(9)
					28,698	(148)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	234,357	264	73	234,694
Japan	—	25,598	—	25,598
China	1,648	19,606	207	21,461
Taiwan	2,003	15,073	—	17,076
France	—	14,187	—	14,187
United Kingdom	540	12,649	—	13,189
Germany	37	10,687	—	10,724
India	2,020	8,363	—	10,383
South Korea	429	9,524	—	9,953
Switzerland	438	7,756	—	8,194
Netherlands	473	5,262	—	5,735
Australia	—	5,491	—	5,491
Sweden	482	4,906	—	5,388
Spain	—	2,939	—	2,939
Brazil	182	2,658	—	2,840
Hong Kong	53	2,743	—	2,796
Singapore	285	2,467	—	2,752
Italy	—	2,578	—	2,578
South Africa	—	2,427	—	2,427
Denmark	—	2,140	—	2,140
Mexico	350	1,236	—	1,586
Ireland	1,287	108	—	1,395
Indonesia	—	1,360	—	1,360
Finland	—	974	—	974
Belgium	—	909	—	909
Saudi Arabia	—	880	—	880
Canada	857	—	—	857
United Arab Emirates	—	815	—	815
Greece	—	793	—	793
Hungary	—	683	—	683
Israel	—	600	—	600
Norway	—	488	—	488
Argentina	371	28	—	399
Turkey	—	385	—	385
Poland	—	381	—	381
Peru	339	—	—	339
Austria	—	289	—	289
Portugal	—	271	—	271
Macau	—	257	—	257
Kazakhstan	168	—	—	168
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Global Allocation Fund (continued)
Thailand	—	148	—	148
New Zealand	—	92	—	92
Luxembourg	—	77	—	77
Chile	—	61	—	61
Colombia	—	30	—	30
Corporate Bonds And Notes	—	177,377	10	177,387
Government And Agency Obligations	—	135,523	—	135,523
Investment Companies	35,407	—	—	35,407
Preferred Stocks	12	2,499	—	2,511
Non-U.S. Government Agency Asset-Backed Securities	—	1,425	—	1,425
Short Term Investments	100,597	402	—	100,999
	382,335	485,409	290	868,034
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,424	—	—	1,424
Open Forward Foreign Currency Contracts	—	145	—	145
	1,424	145	—	1,569
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,357)	—	—	(2,357)
Open Forward Foreign Currency Contracts	—	(293)	—	(293)
	(2,357)	(293)	—	(2,650)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.7%
Information Technology 34.3%
Advanced Micro Devices, Inc. (a)	12	2,506
Amphenol Corporation - Class A	28	3,779
Analog Devices, Inc.	27	7,431
Apple Inc. (b)	230	62,563
AppLovin Corporation - Class A (a) (b)	2	1,664
Arista Networks, Inc. (a) (b)	24	3,185
Broadcom Inc.	70	24,113
Cadence Design Systems, Inc. (a) (b)	7	2,328
Cognizant Technology Solutions Corporation - Class A (b)	60	4,965
Intuit Inc.	8	5,159
Lam Research Corporation	19	3,244
Micron Technology, Inc.	21	5,885
Microsoft Corporation (b)	123	59,610
Motorola Solutions, Inc. (b)	3	976
NVIDIA Corporation (b)	392	73,174
NXP Semiconductors N.V.	23	5,095
Oracle Corporation (b)	39	7,592
Palantir Technologies Inc. - Class A (a)	26	4,562
Roper Technologies, Inc.	4	1,767
Salesforce, Inc.	14	3,684
Seagate Technology Holdings Public Limited Company	14	3,964
ServiceNow, Inc. (a)	54	8,239
Texas Instruments Incorporated	29	5,002
Western Digital Corporation (b)	13	2,241
		302,728
Financials 13.6%
American Express Company (b)	10	3,560
Ameriprise Financial, Inc.	4	2,152
AON Public Limited Company - Class A	9	3,033
Apollo Global Management, Inc. (b)	23	3,283
Arch Capital Group Ltd. (a)	15	1,479
Arthur J. Gallagher & Co.	21	5,542
Bank of America Corporation	196	10,781
Berkshire Hathaway Inc. - Class B (a) (b)	25	12,391
Capital One Financial Corporation	17	4,069
Charles Schwab Corporation, The	83	8,289
Chubb Limited	6	1,742
Citigroup Inc.	28	3,255
CME Group Inc. - Class A	13	3,619
Corpay Inc. (a) (b)	11	3,248
Fidelity National Information Services, Inc.	45	2,978
Fifth Third Bancorp (b)	61	2,871
LPL Financial Holdings Inc.	3	912
MasterCard Incorporated - Class A (b)	24	13,963
Progressive Corporation, The	10	2,256
Raymond James Financial, Inc.	4	595
Regions Financial Corporation	51	1,368
State Street Corporation	11	1,439
Toast, Inc. - Class A (a)	31	1,115
Truist Financial Corporation	45	2,211
U.S. Bancorp (b)	67	3,566
Visa Inc. - Class A (b)	28	9,803
Wells Fargo & Company (b)	109	10,164
Wex, Inc. (a)	2	316
		120,000
Consumer Discretionary 11.8%
Amazon.com, Inc. (a) (b)	161	37,180
Aptiv PLC (a)	8	574
AutoZone, Inc. (a)	1	2,123
Booking Holdings Inc. (b)	—	2,056
Burlington Stores, Inc. (a) (b)	9	2,730
Carnival Corporation	89	2,715
Chipotle Mexican Grill, Inc. (a) (b)	100	3,708
DoorDash, Inc. - Class A (a)	5	1,182
Expedia Group, Inc. (b)	9	2,486
Hilton Worldwide Holdings Inc. (b)	17	5,008
Lennar Corporation - Class A	8	778
Lowe`s Companies, Inc.	33	7,882
McDonald's Corporation	21	6,456
Nike, Inc. - Class B	40	2,570
Ross Stores, Inc.	23	4,165
Tesla, Inc. (a) (b)	41	18,251
Yum! Brands, Inc.	27	4,134
		103,998
Communication Services 10.6%
Alphabet Inc. - Class A (b)	90	28,066
Alphabet Inc. - Class C	59	18,477
AT&T Inc. (b)	185	4,602
Comcast Corporation - Class A	92	2,764
Former Charter Communications Parent, Inc. - Class A (a)	5	1,087
Meta Platforms, Inc. - Class A (b)	38	25,007
Netflix, Inc. (a)	64	5,987
Omnicom Group Inc.	13	1,038
Walt Disney Company, The	52	5,902
Warner Music Group Corp. - Class A	24	739
		93,669
Health Care 9.5%
AbbVie Inc.	46	10,472
Boston Scientific Corporation (a)	20	1,887
Bristol-Myers Squibb Company	91	4,914
Cigna Group, The (b)	11	3,084
Danaher Corporation	23	5,299
DexCom, Inc. (a)	6	388
Edwards Lifesciences Corporation (a)	47	4,038
Eli Lilly and Company	10	10,724
HCA Healthcare, Inc.	3	1,158
Humana Inc. (b)	9	2,409
Johnson & Johnson	50	10,444
McKesson Corporation	2	1,655
Medline Inc. - Class A (a)	13	557
Medtronic, Inc.	67	6,444
Merck & Co., Inc.	9	949
Neurocrine Biosciences, Inc. (a)	5	667
Regeneron Pharmaceuticals, Inc.	5	3,933
Stryker Corporation	18	6,252
UnitedHealth Group Incorporated	17	5,657
Vertex Pharmaceuticals Incorporated (a) (b)	7	3,045
		83,976
Industrials 7.8%
3M Company	47	7,458
Boeing Company, The (a)	6	1,344
Carrier Global Corporation (b)	49	2,606
Deere & Company	10	4,652
Delta Air Lines, Inc.	21	1,484
Eaton Corporation Public Limited Company	11	3,397
Emerson Electric Co. (b)	16	2,158
FedEx Corporation	9	2,553
GE Vernova Inc. (b)	4	2,710
Howmet Aerospace Inc.	40	8,285
Ingersoll Rand Inc.	17	1,335
Leidos Holdings, Inc. (b)	19	3,489
Masco Corporation (b)	26	1,668
Otis Worldwide Corporation (b)	23	1,986
RTX Corporation	38	6,877
Textron Inc.	17	1,502
Trane Technologies Public Limited Company	19	7,536
TransDigm Group Incorporated (b)	3	3,748
Union Pacific Corporation (b)	10	2,424
United Airlines Holdings, Inc. (a)	6	696
United Rentals, Inc. (b)	1	784
		68,692
Consumer Staples 3.6%
Altria Group, Inc.	26	1,486
Church & Dwight Co., Inc.	13	1,076
Coca-Cola Company, The	24	1,660
Keurig Dr Pepper Inc. (b)	115	3,221
Mondelez International, Inc. - Class A	100	5,390
PepsiCo, Inc.	52	7,507
Philip Morris International Inc. (b)	28	4,427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Walmart Inc.	60	6,706
		31,473
Energy 2.9%
Baker Hughes Company - Class A (b)	66	3,016
Diamondback Energy, Inc. (b)	14	2,045
EOG Resources, Inc.	50	5,210
EQT Corporation	27	1,424
Exxon Mobil Corporation (b)	113	13,544
		25,239
Utilities 2.2%
Entergy Corporation	35	3,264
NextEra Energy, Inc.	93	7,438
NRG Energy, Inc.	3	482
Sempra (b)	40	3,533
The Southern Company	54	4,717
Vistra Corp.	3	489
		19,923
Real Estate 1.7%
American Tower Corporation	9	1,592
Equinix, Inc.	4	2,725
Equity Lifestyle Properties, Inc.	19	1,173
SBA Communications Corporation - Class A (b)	12	2,391
Ventas, Inc. (b)	56	4,302
Welltower Inc.	16	2,924
		15,107
Materials 1.7%
Ecolab Inc. (b)	23	5,935
Linde Public Limited Company	9	3,939
Martin Marietta Materials, Inc. (b)	3	1,653
PPG Industries, Inc. (b)	17	1,749
Vulcan Materials Company	6	1,811
		15,087
Total Common Stocks (cost $598,890)		879,892
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	2,780	2,780
Total Short Term Investments (cost $2,780)		2,780
Total Investments 100.0% (cost $601,670)		882,672
Total Purchased Options 1.2% (cost $10,750)		10,781
Other Derivative Instruments (1.2)%		(10,867)
Other Assets and Liabilities, Net 0.0%		25
Total Net Assets 100.0%		882,611

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	13,558	182,954	193,732	313	—	—	2,780	0.3

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	11	March 2026	3,789	(28)	2

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Put	6,475.00	03/31/26	1,295	838,513	10,781

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
S&P 500 Index	Call	7,155.00	03/31/26	1,295	926,573	(8,566)
S&P 500 Index	Put	5,470.00	03/31/26	1,295	708,365	(2,273)
						(10,839)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	879,892	—	—	879,892
Short Term Investments	2,780	—	—	2,780
	882,672	—	—	882,672

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Hedged Equity Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
Exchange Traded Purchased Options	10,781	—	—	10,781
	10,783	—	—	10,783
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(10,839)	—	—	(10,839)
	(10,839)	—	—	(10,839)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.4%
Consumer Discretionary 20.6%
AutoZone, Inc. (a)	8	26,735
Bright Horizons Family Solutions, Inc. (a)	143	14,487
Burlington Stores, Inc. (a)	145	41,830
Carvana Co. - Class A (a)	196	82,902
Chipotle Mexican Grill, Inc. (a)	334	12,349
Coupang, Inc. - Class A (a)	665	15,696
DoorDash, Inc. - Class A (a)	113	25,657
Flutter Entertainment Public Limited Company (a)	281	60,479
Garmin Ltd.	73	14,862
Hilton Worldwide Holdings Inc.	364	104,536
Levi Strauss & Co. - Class A	619	12,829
On Holding AG - Class A (a)	679	31,537
Planet Fitness, Inc. - Class A (a)	268	29,041
Royal Caribbean Cruises Ltd.	352	98,231
Somnigroup International Inc.	479	42,783
Thor Industries, Inc.	165	16,969
Ulta Beauty, Inc. (a)	70	42,379
Wingstop Inc.	48	11,371
Wynn Resorts, Limited	141	16,944
		701,617
Industrials 19.1%
AMETEK, Inc.	126	25,905
Axon Enterprise, Inc. (a)	63	35,998
Broadridge Financial Solutions, Inc.	159	35,523
BWXT Government Group, Inc.	121	20,871
Carlisle Companies Incorporated	51	16,359
Comfort Systems USA, Inc.	65	60,655
ESAB Corporation	150	16,772
FTAI Aviation Ltd.	196	38,539
HEICO Corporation - Class A	192	48,586
Howmet Aerospace Inc.	416	85,298
Ingersoll Rand Inc.	179	14,189
ITT Inc.	187	32,468
Quanta Services, Inc.	176	74,202
Rocket Lab Usa, Inc. (a)	579	40,400
Trane Technologies Public Limited Company	51	19,895
Veralto Corporation	207	20,666
Vertiv Holdings Co - Class A	399	64,568
		650,894
Health Care 19.1%
Agilent Technologies, Inc.	143	19,467
Alkermes Public Limited Company (a)	588	16,455
Alnylam Pharmaceuticals, Inc. (a)	185	73,496
Arcellx Inc. (a)	126	8,213
Caris Life Sciences, Inc. (a)	278	7,511
Cencora, Inc.	223	75,384
Corcept Therapeutics Incorporated (a)	103	3,568
DexCom, Inc. (a)	503	33,415
Disc Medicine, Inc. (a)	109	8,648
IDEXX Laboratories, Inc. (a)	57	38,253
Insmed Incorporated (a)	438	76,158
Ionis Pharmaceuticals, Inc. (a)	228	18,017
IQVIA Holdings Inc. (a)	109	24,547
Irhythm Technologies, Inc. (a)	63	11,226
Mettler-Toledo International Inc. (a)	11	15,266
Natera, Inc. (a)	239	54,651
Neurocrine Biosciences, Inc. (a)	301	42,655
Nuvalent, Inc. - Class A (a)	171	17,251
Penumbra, Inc. (a)	98	30,348
Rhythm Pharmaceuticals, Inc. (a)	134	14,378
Ultragenyx Pharmaceutical Inc. (a)	445	10,232
uniQure N.V. (a)	159	3,808
Veeva Systems Inc. - Class A (a)	206	45,882
		648,829
Information Technology 16.0%
Ciena Corporation (a)	147	34,303
Cloudflare, Inc. - Class A (a)	345	67,924
Credo Technology Group Holding Ltd (a)	85	12,275
CyberArk Software Ltd. (a)	52	23,145
Datadog, Inc. - Class A (a)	298	40,585
Fabrinet (a)	48	21,977
Figma, Inc. - Class A (a)	131	4,881
Gartner, Inc. (a)	50	12,564
HubSpot, Inc. (a)	99	39,871
JFROG Ltd (a)	292	18,213
Monday.Com Ltd. (a)	75	11,118
MongoDB, Inc. - Class A (a)	96	40,394
Monolithic Power Systems, Inc.	34	31,093
Nutanix, Inc. - Class A (a)	264	13,646
Okta, Inc. - Class A (a)	201	17,395
ON Semiconductor Corporation (a)	110	5,981
Rambus Inc. (a)	172	15,763
Rubrik, Inc. - Class A (a)	149	11,398
Snowflake Inc. - Class A (a)	121	26,455
Teledyne Technologies Incorporated (a)	45	22,768
Teradyne, Inc.	173	33,470
Twilio Inc. - Class A (a)	187	26,563
Tyler Technologies, Inc. (a)	28	12,921
		544,703
Financials 9.5%
Affirm Holdings, Inc. - Class A (a)	184	13,699
Ares Management Corporation - Class A	316	51,038
Arthur J. Gallagher & Co.	83	21,589
Coinbase Global, Inc. - Class A (a)	77	17,417
Interactive Brokers Group, Inc. - Class A	250	16,060
LPL Financial Holdings Inc.	84	30,068
MSCI Inc. - Class A	68	39,157
Raymond James Financial, Inc.	179	28,781
Robinhood Markets, Inc. - Class A (a)	350	39,553
Rocket Companies, Inc. - Class A	1,385	26,823
TPG Inc. - Class A	286	18,283
Tradeweb Markets Inc. - Class A	194	20,832
		323,300
Communication Services 5.2%
Live Nation Entertainment, Inc. (a)	131	18,661
Reddit, Inc. - Class A (a)	258	59,295
Roblox Corporation - Class A (a)	603	48,858
Take-Two Interactive Software, Inc. (a)	200	51,211
		178,025
Energy 3.2%
Cheniere Energy, Inc.	169	32,893
EOG Resources, Inc.	205	21,545
TechnipFMC PLC	307	13,672
Williams Companies, Inc., The	681	40,928
		109,038
Utilities 2.1%
Vistra Corp.	442	71,229
Consumer Staples 1.9%
Casey's General Stores, Inc.	59	32,618
Performance Food Group Company (a)	333	29,920
		62,538
Real Estate 1.7%
CBRE Group, Inc. - Class A (a)	264	42,382
Crown Castle Inc.	180	16,015
		58,397
Materials 1.0%
Eagle Materials Inc.	91	18,792
James Hardie Industries Public Limited Company (a)	773	16,049
		34,841
Total Common Stocks (cost $2,869,612)		3,383,411
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	21,897	21,897
Total Short Term Investments (cost $21,897)		21,897
Total Investments 100.1% (cost $2,891,509)		3,405,308
Other Assets and Liabilities, Net (0.1)%		(2,666)
Total Net Assets 100.0%		3,402,642

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	34,725	817,461	830,289	1,395	—	—	21,897	0.6
JNL Government Money Market Fund, 3.74% - Class SL	—	131,744	131,744	444	—	—	—	—
	34,725	949,205	962,033	1,839	—	—	21,897	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,383,411	—	—	3,383,411
Short Term Investments	21,897	—	—	21,897
	3,405,308	—	—	3,405,308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
COMMON STOCKS 96.4%
Information Technology 51.5%
Adobe Inc. (a)	1	312
Advanced Micro Devices, Inc. (a) (b)	5	971
Analog Devices, Inc.	2	520
Apple Inc. (b)	14	3,770
Applied Materials, Inc.	1	309
AppLovin Corporation - Class A (a)	1	476
ASML Holding N.V. - ADR	—	403
Atlassian Corporation - Class A (a)	—	36
Broadcom Inc. (b)	4	1,383
Cisco Systems, Inc.	8	619
Cognizant Technology Solutions Corporation - Class A	1	122
CrowdStrike Holdings, Inc. - Class A (a)	1	324
Datadog, Inc. - Class A (a)	—	50
HubSpot, Inc. (a)	—	87
Intel Corporation (a)	8	282
Intuit Inc. (b)	1	607
KLA Corporation	—	58
Lam Research Corporation	5	781
Marvell Technology, Inc.	3	269
Micron Technology, Inc.	3	950
Microsoft Corporation (b)	7	3,469
NVIDIA Corporation (b)	23	4,333
NXP Semiconductors N.V.	1	283
Oracle Corporation	1	193
Palantir Technologies Inc. - Class A (a) (b)	5	799
Palo Alto Networks, Inc. (a) (b)	2	437
Qualcomm Incorporated	2	388
Seagate Technology Holdings Public Limited Company	1	375
ServiceNow, Inc. (a)	1	138
Shopify Inc. - Class A (a)	2	364
Strategy Inc - Class A (a)	—	40
Synopsys, Inc. (a)	1	351
Teradyne, Inc.	1	137
Texas Instruments Incorporated	2	346
Western Digital Corporation	1	93
Workday, Inc. - Class A (a)	—	78
		24,153
Communication Services 15.2%
Alphabet Inc. - Class C (b)	10	3,044
Comcast Corporation - Class A	11	331
Former Charter Communications Parent, Inc. - Class A (a)	—	65
Meta Platforms, Inc. - Class A (b)	3	1,921
Netflix, Inc. (a)	12	1,110
Take-Two Interactive Software, Inc. (a)	1	192
T-Mobile US, Inc. (b)	2	464
		7,127
Consumer Discretionary 13.9%
Airbnb, Inc. - Class A (a)	—	58
Amazon.com, Inc. (a) (b)	11	2,455
Booking Holdings Inc. (b)	—	573
Chipotle Mexican Grill, Inc. (a)	3	107
DoorDash, Inc. - Class A (a)	1	182
Lowe`s Companies, Inc.	1	167
Marriott International, Inc. - Class A	1	266
MercadoLibre, Inc. (a)	—	298
O'Reilly Automotive, Inc. (a)	3	308
PDD Holdings Inc. - ADR (a)	1	67
Ross Stores, Inc.	1	124
Starbucks Corporation	2	163
Tesla, Inc. (a) (b)	4	1,739
		6,507
Health Care 5.2%
AbbVie Inc.	1	264
Alnylam Pharmaceuticals, Inc. (a)	—	184
Amgen Inc.	1	231
Bristol-Myers Squibb Company	2	120
DexCom, Inc. (a)	2	99
Gilead Sciences, Inc.	1	68
Intuitive Surgical, Inc. (a)	1	612
Regeneron Pharmaceuticals, Inc.	—	320
Thermo Fisher Scientific Inc.	—	115
UnitedHealth Group Incorporated	—	82
Vertex Pharmaceuticals Incorporated (a)	1	375
		2,470
Consumer Staples 4.1%
Coca-Cola Company, The	2	103
Costco Wholesale Corporation (b)	1	729
Kraft Heinz Company, The	3	67
Mondelez International, Inc. - Class A	5	268
Monster Beverage 1990 Corporation (a)	4	280
PepsiCo, Inc.	3	476
		1,923
Industrials 3.2%
Copart, Inc. (a)	5	185
CSX Corporation	9	313
Deere & Company	—	134
Eaton Corporation Public Limited Company	1	171
Honeywell International Inc.	2	384
Uber Technologies, Inc. (a)	1	116
United Parcel Service, Inc. - Class B	—	37
Verisk Analytics, Inc.	1	149
		1,489
Utilities 1.2%
Constellation Energy Group, Inc.	—	67
NextEra Energy, Inc.	2	159
The Southern Company	2	159
XCEL Energy Inc.	2	178
		563
Materials 0.9%
Linde Public Limited Company	1	420
Financials 0.7%
Corpay Inc. (a)	—	89
MasterCard Incorporated - Class A	—	156
PayPal Holdings, Inc.	1	82
		327
Energy 0.3%
Diamondback Energy, Inc.	1	136
Real Estate 0.2%
ProLogis Inc.	1	100
Total Common Stocks (cost $38,243)		45,215
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	1,424	1,424
Total Short Term Investments (cost $1,424)		1,424
Total Investments 99.4% (cost $39,667)		46,639
Total Purchased Options 1.8% (cost $851)		854
Other Derivative Instruments (1.8)%		(839)
Other Assets and Liabilities, Net 0.6%		243
Total Net Assets 100.0%		46,897

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/JPMorgan Nasdaq Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	677	46,124	45,377	31	—	—	1,424	3.0

JNL/JPMorgan Nasdaq Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	17	March 2026	873	(7)	(8)

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Put	24,000.00	03/31/26	18	43,200	854

JNL/JPMorgan Nasdaq Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Index Options
NASDAQ 100 Stock Index	Call	26,675.00	03/31/26	18	48,015	(663)
NASDAQ 100 Stock Index	Put	20,200.00	03/31/26	18	36,360	(169)
						(832)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets - Securities
Common Stocks	45,215	—	—	45,215
Short Term Investments	1,424	—	—	1,424
	46,639	—	—	46,639
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	854	—	—	854
	854	—	—	854
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8)	—	—	(8)
Exchange Traded Written Options	(832)	—	—	(832)
	(840)	—	—	(840)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 84.2%
Mortgage-Backed Securities 27.3%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	5	5
7.00%, 10/01/31 - 06/01/32	5	5
5.00%, 08/01/33 - 11/01/54	7,270	7,276
3.20%, 04/01/34	6,348	5,870
5.50%, 07/01/38 - 11/01/55	30,916	31,470
4.50%, 10/01/40	249	250
3.50%, 09/01/46 - 01/01/50	5,099	4,756
3.00%, 01/01/47	1,731	1,588
Federal National Mortgage Association, Inc.
6.50%, 03/01/26 - 03/01/36	54	58
3.33%, 03/01/27	2,130	2,116
3.04%, 06/01/27 (a)	1,856	1,836
7.00%, 03/01/29	2	2
8.00%, 12/01/29 - 03/01/31	4	4
2.59%, 09/01/30	6,416	6,065
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	30,837
3.54%, 06/01/32	1,822	1,750
1.94%, 10/01/33	10,000	8,446
2.52%, 09/01/34	6,877	6,004
2.41%, 10/01/34	9,848	8,551
5.50%, 02/01/35 - 11/01/55	14,971	15,260
1.78%, 05/01/35	15,000	11,840
5.00%, 09/01/35 - 06/01/53	35,767	35,947
6.00%, 10/01/35 - 12/01/36	1,071	1,123
2.04%, 06/01/37	5,122	4,018
3.50%, 06/01/42 - 04/01/52	25,481	23,969
4.00%, 06/01/42 - 12/01/50	22,752	22,074
3.00%, 03/01/46 - 09/01/52	27,915	25,071
2.50%, 01/01/52	5,974	5,111
4.50%, 08/01/52 - 10/01/52	57,019	56,206
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	234	242
2.50%, 09/15/49 - 01/20/50	14,249	12,401
3.50%, 09/20/51	6,284	5,649
Government National Mortgage Association II
2.50%, 08/20/53	1,879	1,629
		337,431
U.S. Treasury Note 18.1%
Treasury, United States Department of
2.00%, 11/15/26	9,000	8,881
2.25%, 02/15/27 - 08/15/27	92,529	91,016
0.63%, 03/31/27	25,000	24,134
4.13%, 10/31/27	10,000	10,111
4.00%, 06/30/28	20,000	20,234
1.50%, 11/30/28	20,000	18,877
3.38%, 05/15/33	5,800	5,581
3.88%, 08/15/34	10,000	9,856
4.25%, 05/15/35 - 08/15/35	35,117	35,443
		224,133
U.S. Treasury Bond 16.3%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	72,500	47,344
3.88%, 02/15/43 - 05/15/43	18,000	16,215
3.63%, 08/15/43	12,735	11,014
3.75%, 11/15/43	48,000	42,144
3.00%, 05/15/45 - 02/15/48	37,500	28,657
4.88%, 08/15/45	52,550	53,166
2.25%, 08/15/49	5,000	3,144
		201,684
Collateralized Mortgage Obligations 14.1%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	4,009	3,728
Series BY-3104, REMIC, 5.50%, 01/15/26	—	—
Series KW-3874, REMIC, 4.50%, 06/15/26	2	2
Series GT-3270, REMIC, 5.50%, 01/15/27	1	—
Series AM-2525, REMIC, 4.50%, 04/15/32	40	40
Series NY-4206, REMIC, 3.00%, 05/15/33	3,444	3,359
Series MJ-2638, REMIC, 5.00%, 07/15/33	257	261
Series MU-2915, REMIC, 5.00%, 01/15/35	371	378
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,300	2,338
Series CB-3688, REMIC, 4.00%, 06/15/36	311	305
Series PB-3283, REMIC, 5.50%, 07/15/36	299	308
Series B-3413, REMIC, 5.50%, 04/15/37	129	132
Series PE-3341, REMIC, 6.00%, 07/15/37	213	223
Series HZ-4365, REMIC, 3.00%, 01/15/40	2,277	2,159
Series QH-3699, REMIC, 5.50%, 07/15/40	246	252
Series PB-4047, REMIC, 3.50%, 01/15/41	270	270
Series YN-4094, REMIC, 3.00%, 08/15/42	1,666	1,588
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,200
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,143
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,498
Series KR-4945, REMIC, 2.50%, 09/25/49	3,869	3,386
Series MD-4937, REMIC, 2.50%, 10/25/49	3,055	2,710
Series PA-4933, REMIC, 2.50%, 10/25/49	5,230	4,597
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	5,804	5,162
Series 2024-MT-2, REMIC, 3.50%, 05/25/64	2,864	2,491
Series 2025-MAU-1, REMIC, 3.25%, 11/25/64	8,570	7,840
Federal National Mortgage Association, Inc.
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	3,967	3,928
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,653
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	3,840	3,733
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,320	1,322
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	1,508	1,492
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,439	3,396
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,014
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,821
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	42	42
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	600	616
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	225	187
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,459
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,583
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	715	728
Series 2010-SL-4, REMIC, 2.61%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	22
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	32	31
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	244	244
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,360
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,109	1,173
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	376	365
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	309	317
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,295
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,215	2,036
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	680	674
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	1,864	1,767
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	12,133
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	4,285	4,039
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	2,619	2,366
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	1,521	1,408
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	7,600	6,951
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,041	3,633
Series 2009-A-W1, REMIC, 5.99%, 12/25/49 (a)	67	70
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	7,735	6,314
Series 2025-31-MA, REMIC, 0.50%, 09/25/54	1,488	1,355
Government National Mortgage Association
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	205	211
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	302	309
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	454	470
Interest Only, Series 2008-SA-40, REMIC, 2.55%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	390	24
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	861	859
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	10,027	10,055
Interest Only, Series 2011-SH-97, REMIC, 2.28%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	797	69
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,865
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,048
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	3,932	3,377
Principal Only, Series 2022-AO-94, REMIC, 0.00%, 05/20/52	3,167	2,270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Series 2025-JS-100, REMIC, 5.18%, (15.95% - (SOFR 30-Day Average * 2.75)), 06/20/55 (a)	3,814	3,748
Series 2013-FA-H16, REMIC, 4.65%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	650	651
		173,853
U.S. Government Agency Obligations 4.4%
Federal Farm Credit Banks Funding Corporation
4.50%, 03/26/27 (b)	11,250	11,378
3.33%, 04/28/37 (b)	7,500	6,767
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (b) (c)	4,000	3,686
FHLBanks Office of Finance
5.75%, 06/12/26 (b)	5,000	5,046
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 - 04/15/30 (b) (c)	27,560	23,516
Tennessee Valley Authority
Interest Only, 0.00%, 07/15/37 (b) (c)	6,000	3,504
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	236	240
		54,137
Commercial Mortgage-Backed Securities 4.0%
Federal Home Loan Mortgage Corporation
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,882
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,741
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,361	4,246
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (a)	1,823	1,800
Series 2019-A2-M1, REMIC, 3.56%, 09/25/28 (a)	2,827	2,797
Series 2022-A2-M3, REMIC, 1.71%, 11/25/31 (a)	7,500	6,480
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,906
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,911	8,128
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	8,510	8,137
		49,117
Total Government And Agency Obligations (cost $1,114,522)		1,040,355
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.2%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.93%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (d)	231	212
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 3.78%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (d) (e)	120	107
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,587
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	106	106
Bridge 2025-SFR1 Trust
Series 2025-A-SFR1, REMIC, 4.05%, 09/17/30	5,112	4,942
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/60	4,444	3,742
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	8,138
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	104	103
GreenSky Home Improvement Issuer Trust 2025-3
Series 2025-A2-3A, 4.59%, 12/27/60	1,945	1,937
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,376
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	9,451
Hilton Grand Vacations Trust 2025-2
Series 2025-A-2A, 4.54%, 05/25/44	2,547	2,557
IRV Trust 2025-200P
Series 2025-A-200P, REMIC, 5.29%, 02/15/35 (a)	3,600	3,676
Lendmark Funding Trust 2021-1
Series 2025-A-3A, 4.51%, 05/21/35	6,420	6,413
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.75%, 02/25/34 (a)	177	153
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.28%, 10/25/34 (a)	26	25
MVW 2025-2 LLC
Series 2025-A-2A, 4.48%, 10/20/44	5,460	5,473
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	897	772
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	3,883	3,834
Progress Residential 2024-SFR5 Trust
Series 2025-A-SFR2, 3.31%, 04/17/42	7,974	7,607
PRPM 2025-RPL2, LLC
Series 2025-A1-RPL2, 3.75%, 04/25/55	3,254	3,169
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 4.33%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (d) (e)	1	10
SCF Equipment Leasing 2025-2 LLC
Series 2025-A3-2A, 4.33%, 08/20/30	6,605	6,622
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 2.37%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (d) (e)	198	162
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,592	11,424
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,728
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	1,039	827
Total Non-U.S. Government Agency Asset-Backed Securities (cost $105,678)		102,153
CORPORATE BONDS AND NOTES 6.4%
Financials 3.7%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	3,750	3,732
AIB Group Public Limited Company
6.61%, 09/13/29 (f)	4,000	4,255
Avolon Holdings Funding Limited
5.75%, 03/01/29 (f)	3,750	3,877
Bank of America Corporation
5.29%, 04/25/34	4,000	4,132
Citigroup Inc.
4.50%, 09/11/31	3,100	3,110
Goldman Sachs Group, Inc., The
4.37%, 10/21/31	3,150	3,141
HSBC Holdings PLC
4.62%, 11/06/31	3,500	3,510
Morgan Stanley
2.70%, 01/22/31	4,300	4,031
4.36%, 10/22/31	3,150	3,140
Morgan Stanley Private Bank, National Association
4.47%, 11/19/31	2,955	2,960
Santander UK Group Holdings PLC
5.69%, 04/15/31	3,500	3,648
Wells Fargo & Company
4.08%, 09/15/29	3,100	3,097
5.15%, 04/23/31	3,050	3,148
		45,781
Communication Services 1.2%
AT&T Inc.
4.70%, 08/15/30	3,100	3,146
Meta Platforms, Inc.
4.88%, 11/15/35	1,732	1,730
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,824
		14,700

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Utilities 0.7%
PG&E Company
6.10%, 01/15/29	3,100	3,244
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,130
		8,374
Information Technology 0.3%
Marvell Technology, Inc.
5.75%, 02/15/29 (g)	3,100	3,237
Consumer Staples 0.2%
Philip Morris International Inc.
4.00%, 10/29/30	3,100	3,071
Energy 0.2%
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (f)	2,000	2,118
Consumer Discretionary 0.1%
Amazon.com, Inc.
4.65%, 11/20/35	1,655	1,648
Total Corporate Bonds And Notes (cost $79,445)		78,929
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.64% (h) (i)	8,567	8,567
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.74% (h) (i)	3,371	3,371
Total Short Term Investments (cost $11,938)		11,938
Total Investments 99.8% (cost $1,311,583)		1,233,375
Other Derivative Instruments 0.0%		10
Other Assets and Liabilities, Net 0.2%		2,661
Total Net Assets 100.0%		1,236,046

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(e) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $10,250 and 0.8% of the Fund.

(g) All or a portion of the security was on loan as of December 31, 2025.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	26,006	333,877	351,316	1,176	—	—	8,567	0.7
JNL Government Money Market Fund, 3.74% - Class SL	—	11,057	7,686	9	—	—	3,371	0.3
	26,006	344,934	359,002	1,185	—	—	11,938	1.0

JNL/JPMorgan U.S. Government & Quality Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1	April 2026	209	—	—

Short Contracts
United States 10 Year Note	(28)	March 2026	(3,150)	5	1
United States 5 Year Note	(42)	April 2026	(4,591)	5	1
				10	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,040,355	—	1,040,355
Non-U.S. Government Agency Asset-Backed Securities	—	102,153	—	102,153
Corporate Bonds And Notes	—	78,929	—	78,929
Short Term Investments	11,938	—	—	11,938
	11,938	1,221,437	—	1,233,375

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.2%
Financials 25.9%
American Express Company	58	21,369
Ares Management Corporation - Class A	63	10,243
Arthur J. Gallagher & Co.	42	10,984
Bank of America Corporation	620	34,124
Bank of New York Mellon Corporation, The	141	16,317
Berkshire Hathaway Inc. - Class B (a)	34	17,320
BlackRock, Inc.	8	8,120
Blackstone Inc. - Class A	71	10,930
Capital One Financial Corporation	97	23,403
Charles Schwab Corporation, The	239	23,888
Chubb Limited	30	9,326
Citigroup Inc.	167	19,442
Fidelity National Information Services, Inc.	211	14,048
First Citizens BancShares, Inc. - Class A	5	11,400
Goldman Sachs Group, Inc., The	22	19,297
M&T Bank Corporation	28	5,657
Morgan Stanley	123	21,916
Progressive Corporation, The	52	11,814
Travelers Companies, Inc., The	34	9,943
Wells Fargo & Company	498	46,425
		345,966
Industrials 15.4%
3M Company	116	18,560
Carrier Global Corporation	466	24,613
CSX Corporation	326	11,824
Deere & Company	31	14,483
Dover Corporation	93	18,158
Eaton Corporation Public Limited Company	78	24,800
General Dynamics Corporation	72	24,275
Northrop Grumman Corporation	9	5,365
Parker-Hannifin Corporation	10	8,442
Republic Services, Inc.	35	7,502
RTX Corporation	137	25,092
Union Pacific Corporation	94	21,662
		204,776
Health Care 13.5%
AbbVie Inc.	72	16,408
Becton, Dickinson and Company	35	6,712
Boston Scientific Corporation (a)	60	5,691
Bristol-Myers Squibb Company	190	10,241
Cardinal Health, Inc.	64	13,143
Cigna Group, The	44	12,192
CVS Health Corporation	174	13,822
Eli Lilly and Company	7	7,794
Johnson & Johnson	112	23,087
Medtronic, Inc.	98	9,404
Merck & Co., Inc.	128	13,465
Regeneron Pharmaceuticals, Inc.	11	8,583
Thermo Fisher Scientific Inc.	33	18,895
UnitedHealth Group Incorporated	41	13,474
Vertex Pharmaceuticals Incorporated (a)	16	7,253
		180,164
Consumer Discretionary 9.4%
Amazon.com, Inc. (a)	142	32,800
AutoZone, Inc. (a)	3	9,761
Booking Holdings Inc.	1	6,025
Home Depot, Inc., The	46	15,699
Lowe`s Companies, Inc.	85	20,552
McDonald's Corporation	54	16,433
O'Reilly Automotive, Inc. (a)	78	7,150
TJX Companies, Inc., The	112	17,231
		125,651
Information Technology 9.0%
Advanced Micro Devices, Inc. (a)	22	4,813
Analog Devices, Inc.	93	25,099
International Business Machines Corporation	29	8,677
Micron Technology, Inc.	52	14,852
Microsoft Corporation	45	21,612
NXP Semiconductors N.V.	60	13,061
Texas Instruments Incorporated	95	16,468
Western Digital Corporation	90	15,536
		120,118
Communication Services 5.7%
Alphabet Inc. - Class C	122	38,350
Comcast Corporation - Class A	358	10,694
Meta Platforms, Inc. - Class A	18	11,584
Walt Disney Company, The	138	15,734
		76,362
Energy 5.0%
Chevron Corporation	153	23,341
ConocoPhillips	246	23,000
EOG Resources, Inc.	197	20,698
		67,039
Consumer Staples 5.0%
Mondelez International, Inc. - Class A	164	8,847
PepsiCo, Inc.	58	8,338
Philip Morris International Inc.	154	24,692
Procter & Gamble Company, The	81	11,599
Walmart Inc.	119	13,238
		66,714
Utilities 4.1%
CMS Energy Corporation	165	11,527
Entergy Corporation	113	10,468
NextEra Energy, Inc.	180	14,411
Public Service Enterprise Group Incorporated	89	7,170
XCEL Energy Inc.	155	11,483
		55,059
Materials 3.7%
Air Products and Chemicals, Inc.	85	20,909
Ball Corporation	237	12,540
Vulcan Materials Company	57	16,294
		49,743
Real Estate 2.5%
American Tower Corporation	35	6,069
AvalonBay Communities, Inc.	18	3,207
Host Hotels & Resorts, Inc.	444	7,865
ProLogis Inc.	38	4,864
Ventas, Inc.	144	11,181
		33,186
Total Common Stocks (cost $1,032,675)		1,324,778
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.64% (e) (f)	9,903	9,903
Total Short Term Investments (cost $9,903)		9,903
Total Investments 99.9% (cost $1,042,578)		1,334,681
Other Assets and Liabilities, Net 0.1%		836
Total Net Assets 100.0%		1,335,517

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	6,731	183,182	180,010	485	—	—	9,903	0.7

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,324,778	—	—	1,324,778
Other Equity Interests	—	—	—	—
Short Term Investments	9,903	—	—	9,903
	1,334,681	—	—	1,334,681

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Lazard International Quality Growth Fund
COMMON STOCKS 96.7%
United Kingdom 16.8%
Diageo PLC	249	5,368
Diploma PLC	83	5,913
Experian PLC	184	8,338
Halma Public Limited Company	170	8,084
InterContinental Hotels Group PLC	58	8,143
London Stock Exchange Group PLC	90	10,810
Relx PLC	240	9,718
Unilever PLC	146	9,554
		65,928
Japan 9.2%
HOYA Corporation	57	8,693
Keyence Corporation	16	5,719
M3, Inc.	521	7,057
Recruit Holdings Co., Ltd.	127	7,224
SMS Co., Ltd.	384	3,310
Toei Animation Co., Ltd.	232	4,039
		36,042
France 6.8%
EssilorLuxottica	39	12,324
LVMH Moet Hennessy Louis Vuitton	14	10,753
Pernod Ricard	42	3,632
		26,709
United States of America 6.6%
Accenture Public Limited Company - Class A	32	8,464
AON Public Limited Company - Class A	31	10,946
Universal Music Group N.V.	257	6,717
		26,127
Germany 6.2%
RATIONAL Aktiengesellschaft	10	7,819
SAP SE	40	9,629
Scout24 SE (a)	70	7,067
		24,515
Netherlands 5.5%
ASML Holding N.V.	12	13,354
IMCD N.V.	42	3,793
Wolters Kluwer N.V. - Class C	45	4,630
		21,777
Sweden 5.1%
ASSA ABLOY AB - Class B	301	11,653
Hexagon Aktiebolag - Class B	709	8,366
		20,019
Denmark 4.7%
Coloplast A/S - Class B	53	4,569
Novo Nordisk A/S - Class B	274	13,976
		18,545
Taiwan 4.7%
Lotes Co., Ltd.	121	4,980
Taiwan Semiconductor Manufacturing Company Limited - ADR	45	13,537
		18,517
Switzerland 4.4%
Partners Group Holding AG	9	10,487
VAT Group AG (a)	14	6,835
		17,322
Canada 4.1%
Dollarama Inc.	43	6,378
Toromont Industries Ltd.	81	9,758
		16,136
Hong Kong 4.0%
AIA Group Limited	763	7,824
Hong Kong Exchanges and Clearing Limited	148	7,742
		15,566
China 3.7%
Tencent Holdings Limited	191	14,727
India 3.0%
HDFC Bank Limited - ADR	317	11,596
South Africa 2.2%
Clicks Group	421	8,567
Israel 2.1%
Check Point Software Technologies Ltd (b)	45	8,388
Brazil 2.0%
Totvs S.A.	1,005	7,709
Norway 1.9%
Gjensidige Forsikring ASA	252	7,527
Australia 1.9%
Computershare Limited	323	7,336
Belgium 1.8%
Argenx SE (b)	8	7,038
Total Common Stocks (cost $364,745)		380,091
PREFERRED STOCKS 1.4%
Germany 1.4%
Sartorius Aktiengesellschaft	19	5,483
Total Preferred Stocks (cost $5,361)		5,483
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	7,250	7,250
Total Short Term Investments (cost $7,250)		7,250
Total Investments 99.9% (cost $377,356)		392,824
Other Assets and Liabilities, Net 0.1%		423
Total Net Assets 100.0%		393,247

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Lazard International Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	4,281	84,024	81,055	219	—	—	7,250	1.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Lazard International Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Scout24 SE	10/23/24	6,133	7,067	1.8
VAT Group AG	03/11/24	7,410	6,835	1.7
		13,543	13,902	3.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Lazard International Quality Growth Fund
Assets - Securities
Common Stocks	69,067	311,024	—	380,091
Preferred Stocks	—	5,483	—	5,483
Short Term Investments	7,250	—	—	7,250
	76,317	316,507	—	392,824

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.0%
United States of America 59.3%
Alnylam Pharmaceuticals, Inc. (a)	72	28,529
Alphabet Inc. - Class A	232	72,462
Amazon.com, Inc. (a)	245	56,516
Autodesk, Inc. (a)	25	7,477
Block, Inc. - Class A (a)	98	6,397
Boeing Company, The (a)	154	33,402
Deere & Company	20	9,366
Doximity, Inc. - Class A (a)	208	9,206
Expeditors International of Washington, Inc. - Class A	37	5,516
Meta Platforms, Inc. - Class A	105	69,195
Microsoft Corporation	69	33,210
Netflix, Inc. (a)	459	43,079
Nike, Inc. - Class B	82	5,197
Oracle Corporation	204	39,764
Qualcomm Incorporated	36	6,148
Salesforce, Inc.	58	15,375
SEI Investments Company	79	6,468
Tesla, Inc. (a)	138	62,096
Vertex Pharmaceuticals Incorporated (a)	40	18,222
Visa Inc. - Class A	92	32,323
Yum! Brands, Inc.	31	4,723
		564,671
China 7.9%
Alibaba Group Holding Limited - ADR	38	5,578
Baidu, Inc. - Class A - ADR (a)	84	10,986
Tencent Holdings Limited	393	30,246
Trip.com Group Limited - ADR	283	20,371
Yum China Holdings, Inc.	171	8,169
		75,350
Canada 5.8%
Shopify Inc. - Class A (a)	342	55,042
Argentina 5.6%
MercadoLibre, Inc. (a)	27	53,742
Switzerland 4.9%
CRISPR Therapeutics AG (a)	195	10,224
Nestle S.A. - Class N	56	5,582
Novartis AG - Class N	225	30,905
		46,711
Netherlands 4.1%
Adyen N.V. (a) (b)	17	27,889
NXP Semiconductors N.V.	52	11,292
		39,181
United Kingdom 3.8%
Arm Holdings PLC - ADR (a)	108	11,753
Experian PLC	360	16,336
Reckitt Benckiser Group PLC	38	3,052
Unilever PLC	84	5,476
		36,617
Denmark 1.6%
Novo Nordisk A/S - Class B	306	15,603
France 1.5%
LVMH Moet Hennessy Louis Vuitton	16	11,977
Societe d'exploitation Hoteliere (c)	51	2,603
		14,580
Japan 1.5%
FANUC Corporation	370	14,408
Brazil 1.4%
American Beverage Co Ambev - ADR (c)	5,426	13,402
Italy 0.5%
Ferrari N.V.	12	4,306
Hong Kong 0.1%
Budweiser Brewing Company APAC Limited (b) (c)	943	919
Total Common Stocks (cost $604,034)		934,532
PREFERRED STOCKS 1.6%
Switzerland 1.6%
Roche Holding AG	36	14,956
Total Preferred Stocks (cost $11,795)		14,956
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	2,895	2,895
Total Short Term Investments (cost $2,895)		2,895
Total Investments 99.9% (cost $618,724)		952,383
Other Assets and Liabilities, Net 0.1%		667
Total Net Assets 100.0%		953,050

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	7,561	271,387	276,053	134	—	—	2,895	0.3

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	24,511	27,889	2.9
Budweiser Brewing Company APAC Limited	04/21/20	2,243	919	0.1
		26,754	28,808	3.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	769,536	164,996	—	934,532
Preferred Stocks	—	14,956	—	14,956
Short Term Investments	2,895	—	—	2,895
	772,431	179,952	—	952,383

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 58.1%
Financials 18.1%
AEGON Funding Company LLC
5.50%, 04/16/27 (a)	388	394
AerCap Ireland Capital Designated Activity Company
6.45%, 04/15/27	289	297
4.63%, 09/10/29	511	516
AIB Group Public Limited Company
5.32%, 05/15/31 (a)	200	207
AIG Global Funding
5.20%, 01/12/29 (a)	418	429
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (a)	3,180	3,186
Aon Corporation
8.21%, 01/01/27	617	641
Atlas Warehouse Lending Company, L.P.
6.05%, 01/15/28 (a)	429	443
4.63%, 11/15/28 (a)	618	620
6.25%, 01/15/30 (a)	750	790
Aviation Capital Group LLC
1.95%, 09/20/26 (a)	2,216	2,181
3.50%, 11/01/27 (a)	609	600
6.25%, 04/15/28 (a)	533	553
5.38%, 07/15/29 (a)	345	353
Avilease Capital Limited
4.75%, 11/12/30 (a)	813	809
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	378	374
2.53%, 11/18/27 (a)	166	161
4.95%, 01/15/28 (a)	520	526
2.75%, 02/21/28 (a)	478	463
6.38%, 05/04/28 (a)	849	885
5.75%, 03/01/29 - 11/15/29 (a)	939	972
Bank of Ireland Group Public Limited Company
5.60%, 03/20/30 (a)	854	887
Barclays PLC
6.50%, 09/13/27	725	736
2.28%, 11/24/27	351	345
5.37%, 02/25/31	445	459
Blackstone Private Credit Fund
2.63%, 12/15/26	1,028	1,010
3.25%, 03/15/27	68	67
4.95%, 09/26/27	184	185
Blackstone Reg Finance Co. L.L.C.
4.30%, 11/03/30	1,115	1,113
Blackstone Secured Lending Fund
3.63%, 01/15/26	1,027	1,026
2.13%, 02/15/27	366	356
5.88%, 11/15/27	260	265
Block, Inc.
0.00%, 05/01/26 (b) (c)	684	673
2.75%, 06/01/26	1,024	1,016
5.63%, 08/15/30 (a)	231	235
Blue Owl Credit Income Corp.
3.13%, 09/23/26	67	66
4.70%, 02/08/27	254	253
Blue Owl Technology Finance Corp.
3.75%, 06/17/26 (a)	263	261
BNP Paribas
2.59%, 01/20/28 (a)	1,805	1,777
5.28%, 11/19/30 (a)	255	262
Brighthouse Financial, Inc.
5.55%, 04/09/27 (a)	935	948
5.65%, 06/10/29 (a)	1,053	1,076
Brown & Brown, Inc.
4.70%, 06/23/28	157	159
4.90%, 06/23/30	199	202
Citadel Securities Global Holdings LLC
5.50%, 06/18/30 (a)	1,430	1,468
Citigroup Inc.
4.79%, 03/04/29	1,034	1,049
5.17%, 02/13/30	1,268	1,301
4.50%, 09/11/31	593	595
Citizens Bank, National Association
4.58%, 08/09/28 (d)	759	765
Citizens Financial Group, Inc.
5.84%, 01/23/30	1,104	1,151
5.25%, 03/05/31	1,410	1,447
CNO Global Funding
4.88%, 12/10/27 (a)	505	512
4.38%, 09/08/28 (a)	395	396
4.95%, 09/09/29 (a)	262	266
4.70%, 12/11/30 (a)	378	378
Danske Bank A/S
4.61%, 10/02/30 (a)	510	514
Discover Bank
5.97%, 08/09/28	464	482
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (a)	3,834	3,904
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	885	908
4.65%, 06/09/28 (a)	388	392
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (e)	736	770
F&G Global Funding
5.88%, 06/10/27 - 01/16/30 (a)	1,397	1,450
4.65%, 09/08/28 (a)	257	259
Fidelity National Information Services, Inc.
3.75%, 05/21/29	1,234	1,209
First Citizens BancShares, Inc.
5.23%, 03/12/31	1,335	1,356
First Horizon Corporation
5.51%, 03/07/31	526	544
Fiserv, Inc.
5.45%, 03/02/28	394	404
Ford Motor Credit Company LLC
6.95%, 06/10/26	200	202
2.70%, 08/10/26	1,131	1,120
5.13%, 11/05/26	2,526	2,549
4.27%, 01/09/27	1,420	1,413
5.85%, 05/17/27	621	630
7.35%, 11/04/27	591	617
5.80%, 03/08/29	1,112	1,137
5.30%, 09/06/29	1,046	1,053
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,050	1,051
FWD Group Holdings Limited
5.25%, 09/22/30 (a)	448	450
GA Global Funding Trust
4.40%, 09/23/27 (a)	996	1,000
5.50%, 01/08/29 (a)	821	844
4.50%, 09/18/30 (a)	1,058	1,045
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	442	445
5.00%, 07/15/27	379	384
4.20%, 10/27/28	265	265
5.65%, 01/17/29	1,048	1,086
5.55%, 07/15/29	756	784
5.30%, (SOFR + 1.29%), 01/07/30 (f)	377	377
GGAM Finance Ltd.
8.00%, 02/15/27 - 06/15/28 (a)	850	883
Global Payments Inc.
4.50%, 11/15/28	776	777
4.88%, 11/15/30	1,297	1,298
Goldman Sachs Group, Inc., The
4.22%, 05/01/29	3,501	3,508
5.22%, 04/23/31	674	695
HSBC Holdings PLC
5.60%, 05/17/28	869	886
4.90%, 03/03/29	681	691
Intesa Sanpaolo SpA
5.71%, 01/15/26 (a)	200	200
Jane Street Group, LLC
4.50%, 11/15/29 (a)	1,006	988
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (a)	957	955

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
5.01%, 01/23/30	2,777	2,846
5.14%, 01/24/31	269	278
2.96%, 05/13/31	489	461
Lincoln Financial Global Funding
4.63%, 05/28/28 (a)	468	473
5.30%, 01/13/30 (a)	523	541
LPL Holdings, Inc.
5.70%, 05/20/27	251	256
4.63%, 11/15/27 (a)	2,619	2,619
4.90%, 04/03/28	314	318
6.75%, 11/17/28	492	525
5.20%, 03/15/30	199	204
5.15%, 06/15/30	471	480
M&T Bank Corporation
4.55%, 08/16/28	637	641
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (a)	568	595
5.15%, 03/17/30 (a)	176	178
Macquarie Bank Limited
3.62%, 06/03/30 (a) (b)	392	374
MGIC Investment Corporation
5.25%, 08/15/28	687	686
Morgan Stanley
5.45%, 07/20/29	720	743
5.17%, 01/16/30	1,746	1,792
4.43%, 01/23/30	1,841	1,850
5.04%, 07/19/30	383	392
4.36%, 10/22/31	446	445
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	252	255
MSCI Inc.
4.00%, 11/15/29 (a)	820	803
3.63%, 09/01/30 (a)	333	318
3.88%, 02/15/31 (a)	137	132
Mutual Of Omaha Cps Global Funding
5.45%, 12/12/28 (a)	620	642
5.00%, 04/01/30 (a)	390	398
Navient Corporation
6.75%, 06/15/26	1,121	1,131
5.00%, 03/15/27	144	144
NMI Holdings, Inc.
6.00%, 08/15/29	189	196
OneMain Finance Corporation
7.13%, 03/15/26	400	402
6.63%, 01/15/28	676	693
Osaic Holdings, Inc.
6.25%, 03/01/28 (a)	643	645
Popular, Inc.
7.25%, 03/13/28	671	706
Protective Life Corporation
4.70%, 01/15/31 (a)	708	710
PT. Bank Negara Indonesia (persero)
3.75%, 03/30/26 (d)	520	515
RGA Global Funding
5.45%, 05/24/29 (a)	502	520
Rocket Companies, Inc.
6.50%, 08/01/29 (a)	1,202	1,241
6.13%, 08/01/30 (a)	705	728
Rocket Mortgage, LLC
2.88%, 10/15/26 (a)	1,438	1,416
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	317	322
5.10%, 12/10/29 (a)	442	453
Santander UK Group Holdings PLC
6.53%, 01/10/29	2,601	2,718
4.32%, 09/22/29	400	400
SLM Corporation
3.13%, 11/02/26	925	908
Societe Generale
5.25%, 02/19/27 (a)	1,126	1,139
Standard Chartered PLC
6.75%, 02/08/28 (a)	393	404
5.69%, 05/14/28 (a)	457	466
Stellantis Financial Services US Corp.
4.95%, 09/15/28 (a)	1,025	1,039
5.40%, 09/15/30 (a)	532	540
Synchrony Bank
5.63%, 08/23/27 (d)	1,688	1,721
Synchrony Financial
3.70%, 08/04/26	265	264
3.95%, 12/01/27	223	222
5.02%, 07/29/29	387	392
Truist Financial Corporation
5.44%, 01/24/30	409	423
U.S. Bancorp
5.10%, 07/23/30	646	665
5.05%, 02/12/31	1,687	1,732
UBS Group AG
1.49%, 08/10/27 (a)	313	308
3.87%, 01/12/29 (a)	523	520
5.43%, 02/08/30 (a)	279	288
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (a)	1,036	1,037
Voya Global Funding
4.60%, 11/24/30 (a)	839	844
Wells Fargo & Company
4.97%, 04/23/29	546	556
5.57%, 07/25/29	1,270	1,314
5.20%, 01/23/30	2,816	2,898
Western Southern Global Funding
4.50%, 07/16/28 (a)	532	536
4.90%, 05/01/30 (a)	422	432
		128,463
Energy 11.0%
Antero Midstream Partners LP
5.75%, 01/15/28 (a)	691	690
Antero Resources Corporation
7.63%, 02/01/29 (a)	1,544	1,567
5.38%, 03/01/30 (a)	301	304
APA Corporation
4.38%, 10/15/28	2,186	2,178
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	400	402
Aris Water Holdings, LLC
7.25%, 04/01/30 (a)	1,640	1,749
Blue Racer Midstream, LLC
6.63%, 07/15/26 (a)	986	987
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,124
Cheniere Energy, Inc.
4.63%, 10/15/28	353	352
Chord Energy Corporation
6.00%, 10/01/30 (a)	592	598
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	1,672	1,736
Civitas Resources, Inc.
5.00%, 10/15/26 (a)	2,117	2,112
8.38%, 07/01/28 (a)	1,312	1,352
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	60	60
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,523	1,537
6.04%, 08/15/28 (a)	538	559
Continental Resources, Inc.
2.27%, 11/15/26 (a)	2,038	2,000
4.38%, 01/15/28	868	867
5.75%, 01/15/31 (a)	1,116	1,145
Coterra Energy Inc.
3.90%, 05/15/27	2,053	2,047
4.38%, 03/15/29	1,237	1,240
Crescent Energy Finance LLC
9.25%, 02/15/28 (a)	1,495	1,541
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,869	1,869
6.00%, 02/01/29 (a)	1,982	2,004
7.38%, 02/01/31 (a)	537	558

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Delek Logistics Partners, LP
7.13%, 06/01/28 (a)	96	96
Devon Energy Corporation
5.25%, 10/15/27	1,045	1,042
DT Midstream, Inc.
4.13%, 06/15/29 (a)	1,799	1,776
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (a)	1,628	1,648
Ecopetrol S.A.
8.63%, 01/19/29	1,971	2,114
EQT Corporation
3.13%, 05/15/26 (a)	1,787	1,778
4.50%, 01/15/29	718	719
6.38%, 04/01/29	2,075	2,149
7.50%, 06/01/30	304	334
Expand Energy Corporation
5.88%, 02/01/29 (a)	878	891
Genesis Energy, L.P.
7.75%, 02/01/28	6	6
Greenko Dutch B.V.
3.85%, 03/29/26 (d)	1,211	1,200
3.85%, 03/29/26 (a)	502	497
Gulfport Energy Operating Corporation
6.75%, 09/01/29 (a)	1,009	1,042
Helmerich & Payne, Inc.
4.65%, 12/01/27	525	530
4.85%, 12/01/29 (g)	583	586
Hess Infrastructure Partners LP
5.88%, 03/01/28 (a)	240	244
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	224	225
HF Sinclair Corporation
5.00%, 02/01/28	1,168	1,169
Kinetik Holdings LP
6.63%, 12/15/28 (a)	876	900
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	768	760
Matador Resources Company
6.88%, 04/15/28 (a)	1,304	1,332
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	946	951
Occidental Petroleum Corporation
5.20%, 08/01/29	318	326
8.88%, 07/15/30	1,109	1,280
6.63%, 09/01/30	389	418
6.13%, 01/01/31	418	442
7.50%, 05/01/31	182	205
Ovintiv Canada ULC
5.65%, 05/15/28	723	744
Petrobras Global Finance B.V.
5.13%, 09/10/30	1,249	1,225
Petroleos Mexicanos
8.75%, 06/02/29	350	375
Range Resources Corporation
8.25%, 01/15/29	1,306	1,328
Repsol E&P Capital Markets US LLC
4.81%, 09/16/28 (a)	200	202
Rockcliff Energy II LLC
5.50%, 10/15/29 (a)	1,050	1,037
SM Energy Company
6.75%, 09/15/26	1,693	1,693
6.50%, 07/15/28	682	689
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	640	646
5.03%, 10/01/29	777	788
Southwestern Energy Company
5.38%, 02/01/29	841	842
Suncor Energy Inc.
7.88%, 06/15/26	671	684
Targa Resources Partners LP
6.88%, 01/15/29	3,882	3,887
Tengizchevroil Finance Company S.a r.l.
4.00%, 08/15/26 (d)	3,662	3,646
3.25%, 08/15/30 (a)	400	371
Vine Energy Holdings LLC
6.75%, 04/15/29 (a)	1,409	1,417
Viper Energy Partners LLC
4.90%, 08/01/30	526	532
Western Midstream Operating, LP
4.75%, 08/15/28	385	390
6.35%, 01/15/29	1,179	1,241
4.80%, 03/01/31	332	332
Whistler Pipeline LLC
5.40%, 09/30/29 (a)	571	588
Williams Companies, Inc., The
4.90%, 03/15/29	659	673
		78,568
Industrials 5.6%
Air Canada
3.88%, 08/15/26 (a)	925	920
Aircastle Limited
5.25%, 03/15/30 (a)	170	174
5.00%, 09/15/30 (a)	316	319
American Airlines, Inc.
5.50%, 04/20/26 (a)	376	377
ATI Inc.
7.25%, 08/15/30	568	599
Boeing Company, The
2.20%, 02/04/26 (e)	2,376	2,371
2.25%, 06/15/26	413	410
2.70%, 02/01/27	504	497
5.04%, 05/01/27 (e)	229	231
6.26%, 05/01/27 (e)	1,205	1,237
3.25%, 02/01/28	425	418
3.20%, 03/01/29	229	222
6.30%, 05/01/29 (e)	981	1,042
5.15%, 05/01/30 (e)	1,590	1,635
Bombardier Inc.
6.00%, 02/15/28 (a)	65	65
Chart Industries, Inc.
7.50%, 01/01/30 (a)	1,205	1,256
CNH Industrial Capital LLC
4.75%, 03/21/28	177	179
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (a)	770	769
GEO Group, Inc., The
8.63%, 04/15/29	875	919
Griffon Corporation
5.75%, 03/01/28	27	27
GXO Logistics Inc.
1.65%, 07/15/26	1,040	1,027
6.25%, 05/06/29	1,158	1,221
Hillenbrand, Inc.
6.25%, 02/15/29	1,253	1,280
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	705	738
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,355	1,426
MasTec, Inc.
4.50%, 08/15/28 (a)	1,602	1,593
Mauser Packaging Solutions Holding Company
7.88%, 04/15/27 (a)	260	250
Molex Electronic Technologies, LLC
4.75%, 04/30/28 (a)	669	676
Penske Truck Leasing Co., L.P.
4.20%, 04/01/27 (a)	1,403	1,404
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (e)	3,077	3,163
6.30%, 02/15/30 (e)	1,736	1,840
Southwest Airlines Co.
4.38%, 11/15/28	396	397
Spirit AeroSystems, Inc.
3.85%, 06/15/26	1,273	1,269
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (a)	1,350	1,351
TransDigm Inc.
6.75%, 08/15/28 (a)	676	689

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Trinity Industries, Inc.
7.75%, 07/15/28 (a)	1,081	1,122
Triton Container International Limited
2.05%, 04/15/26 (a)	778	772
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	3,354	3,359
Vertiv Group Corporation
4.13%, 11/15/28 (a)	658	649
XPO, Inc.
6.25%, 06/01/28 (a)	2,239	2,287
		40,180
Consumer Discretionary 5.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29 (a)	808	814
Carnival Corporation
4.00%, 08/01/28 (a)	2,335	2,299
7.00%, 08/15/29 (a)	686	719
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)	501	491
Discovery Communications, LLC
3.95%, 03/20/28	1,793	1,761
Empire Resorts, Inc.
7.75%, 11/01/26 (a)	200	196
Flutter Treasury Designated Activity Company
6.38%, 04/29/29 (a)	1,200	1,238
Hasbro, Inc.
3.90%, 11/19/29 (e)	2,431	2,391
Hyatt Hotels Corporation
5.25%, 06/30/29	361	371
Hyundai Capital America
4.88%, 06/23/27 (a)	462	467
4.30%, 09/24/27 (a)	700	702
2.00%, 06/15/28 (a)	654	620
4.90%, 06/23/28 (a)	649	659
6.10%, 09/21/28 (a)	745	779
5.30%, 01/08/29 (a)	409	419
6.50%, 01/16/29 (a)	157	166
Las Vegas Sands Corp.
3.50%, 08/18/26	1,153	1,146
5.90%, 06/01/27	64	65
Magnum Management Corporation
5.38%, 04/15/27	1,196	1,188
Mattel, Inc.
5.88%, 12/15/27 (a)	1,870	1,875
5.00%, 11/17/30	975	982
Matthews International Corporation
8.63%, 10/01/27 (a)	1,078	1,112
Nissan Motor Acceptance Company LLC
2.00%, 03/09/26 (a)	350	347
6.95%, 09/15/26 (a)	1,486	1,502
Prosus N.V.
3.26%, 01/19/27 (a)	875	863
Rakuten Group, Inc.
11.25%, 02/15/27 (a)	1,791	1,910
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (a)	824	824
5.50%, 08/31/26 - 04/01/28 (a)	594	598
5.38%, 07/15/27 (a)	764	770
3.70%, 03/15/28	1,493	1,476
Sodexo, Inc.
5.15%, 08/15/30 (a)	256	262
Sotheby's, Inc.
7.38%, 10/15/27 (a)	975	967
Stellantis Finance US Inc.
5.35%, 03/17/28 (a)	459	468
Studio City Company Limited
7.00%, 02/15/27 (d)	1,040	1,041
Volkswagen Group of America Finance, LLC
4.90%, 08/14/26 (a)	315	316
4.95%, 03/25/27 (a)	622	627
4.45%, 09/11/27 (a)	990	994
Warnermedia Holdings, Inc.
3.76%, 03/15/27	377	373
4.05%, 03/15/29	555	537
ZF North America Capital, Inc.
6.88%, 04/14/28 (a)	1,650	1,676
		36,011
Health Care 4.3%
180 Medical, Inc.
3.88%, 10/15/29 (a)	667	649
Adventist Health System/West
4.74%, 12/01/30	1,777	1,784
Baxter International Inc.
2.27%, 12/01/28	394	372
4.45%, 02/15/29	188	188
4.90%, 12/15/30	890	896
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	470	470
Bayer US Finance LLC
6.25%, 01/21/29 (a)	597	627
6.38%, 11/21/30 (a)	1,273	1,361
Centene Corporation
4.25%, 12/15/27	4,008	3,983
2.45%, 07/15/28	944	884
CommonSpirit Health
4.35%, 09/01/30	255	254
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/26 (a)	160	156
3.75%, 06/15/29 (a)	992	968
2.38%, 02/16/31 (a)	158	140
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	313	321
Herbalife International, Inc.
12.25%, 04/15/29 (a)	1,042	1,125
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	366	373
5.85%, 05/08/29	2,188	2,284
Illumina, Inc.
5.75%, 12/13/27	896	923
4.75%, 12/12/30	899	909
IQVIA Inc.
5.00%, 05/15/27 (a)	821	820
5.70%, 05/15/28	200	206
6.25%, 02/01/29	785	827
Molina Healthcare, Inc.
4.38%, 06/15/28 (a)	490	481
Organon & Co.
4.13%, 04/30/28 (a)	1,510	1,470
Rede D'Or Finance
4.95%, 01/17/28 (d)	727	726
Royalty Pharma PLC
5.15%, 09/02/29	525	539
2.20%, 09/02/30	176	160
4.45%, 03/25/31	1,998	1,993
Solventum Corporation
5.40%, 03/01/29	1,187	1,229
Tenet Healthcare Corporation
6.13%, 10/01/28	712	715
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	1,404	1,386
Universal Health Services, Inc.
4.63%, 10/15/29	1,510	1,517
		30,736
Utilities 3.8%
AES Corporation, The
5.45%, 06/01/28	711	728
Alexander Funding Trust II
7.47%, 07/31/28 (a)	722	771
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (h)	1,068	1,073
Alliant Energy Finance, LLC
5.40%, 06/06/27 (a)	244	247
5.95%, 03/30/29 (a)	1,349	1,410
Black Hills Corporation
5.95%, 03/15/28	724	751
Calpine Corporation
5.13%, 03/15/28 (a)	691	689
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Capital Power (US Holdings) Inc.
5.26%, 06/01/28 (a)	1,279	1,305
CenterPoint Energy, Inc.
5.40%, 06/01/29	197	204
Cleco Corporate Holdings LLC
3.74%, 05/01/26	436	435
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (a)	793	785
5.70%, 01/24/30 (d) (g)	400	407
DTE Energy Company
5.10%, 03/01/29	560	573
Electricite de France
5.70%, 05/23/28 (a)	872	901
Enel Finance International N.V.
4.13%, 09/30/28 (a)	299	299
5.13%, 06/26/29 (a)	675	692
4.38%, 09/30/30 (a)	391	389
Engie
5.25%, 04/10/29 (a)	330	340
Eversource Energy
5.95%, 02/01/29	550	575
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,561	1,542
ITC Holdings Corp.
4.95%, 09/22/27 (a)	551	558
Liberty Utilities Co.
5.58%, 01/31/29 (a)	688	711
National Fuel Gas Company
5.50%, 03/15/30 (e)	1,541	1,588
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	455	458
NRG Energy, Inc.
4.73%, 10/15/30 (a)	727	727
OGE Energy Corp.
5.45%, 05/15/29	254	263
Ohio Edison Company
4.95%, 12/15/29 (a)	133	136
PG&E Company
3.15%, 01/01/26	1,184	1,184
5.00%, 06/04/28	565	575
5.55%, 05/15/29	494	510
Pinnacle West Capital Corporation
4.90%, 05/15/28	154	157
PSEG Power LLC
5.20%, 05/15/30 (a)	389	398
Snam S.p.A.
5.00%, 05/28/30 (a)	388	396
Southwest Gas Corporation
5.45%, 03/23/28	564	579
System Energy Resources, Inc.
6.00%, 04/15/28	1,500	1,556
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	175	176
3.70%, 01/30/27 (a)	242	240
5.63%, 02/15/27 (a)	1,498	1,498
4.30%, 10/15/28 (a)	1,277	1,277
		27,103
Information Technology 2.8%
AppLovin Corporation
5.13%, 12/01/29	3,000	3,080
Atlassian Corporation
5.25%, 05/15/29	736	757
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	766	753
Commscope Finance LLC
8.25%, 03/01/27 (a)	594	598
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	866	830
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,444	1,447
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	2,993	3,134
5.50%, 01/25/31 (a)	507	524
Gartner, Inc.
4.50%, 07/01/28 (a)	1,001	998
Intel Corporation
3.75%, 08/05/27	374	372
2.45%, 11/15/29	330	308
Microchip Technology Incorporated
4.90%, 03/15/28	395	401
5.05%, 03/15/29 - 02/15/30	994	1,015
Open Text Corporation
6.90%, 12/01/27 (a)	670	696
Oracle Corporation
6.15%, 11/09/29	1,051	1,097
4.45%, 09/26/30	3,303	3,228
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	550	550
TD SYNNEX Corporation
4.30%, 01/17/29	467	466
		20,254
Consumer Staples 2.4%
Albertsons Companies, Inc.
6.50%, 02/15/28 (a)	1,162	1,186
Ashtead Capital, Inc.
4.38%, 08/15/27 (a)	1,209	1,208
B.A.T Capital Corporation
3.56%, 08/15/27	293	291
Bacardi Limited
4.70%, 05/15/28 (a)	626	631
5.25%, 01/15/29 (a)	653	666
Bacardi-Martini B.V.
5.55%, 02/01/30 (a)	653	674
Bunge Limited Finance Corp.
2.00%, 04/21/26	353	351
Central American Bottling Corporation
5.25%, 04/27/29 (a)	850	836
Conagra Brands, Inc.
4.85%, 11/01/28	1,618	1,637
Imperial Brands Finance PLC
5.50%, 02/01/30 (a)	2,461	2,550
Japan Tobacco Inc.
5.25%, 06/15/30 (a)	1,754	1,820
JBS USA Food Company
3.00%, 02/02/29	545	525
Keurig Dr Pepper Inc.
5.10%, 03/15/27	327	330
4.35%, 05/15/28	503	504
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	1,245	1,242
Rentokil Terminix Funding, LLC
5.00%, 04/28/30 (a)	1,012	1,030
Safeway Inc.
4.63%, 01/15/27 (a)	1,391	1,390
		16,871
Real Estate 2.0%
Crown Castle Inc.
3.65%, 09/01/27	239	237
5.00%, 01/11/28	596	606
EPR Properties
4.75%, 12/15/26 - 11/15/30	1,217	1,214
4.50%, 06/01/27	914	916
Equinix Europe 2 Financing Corporation LLC
4.60%, 11/15/30	517	519
HAT Holdings I LLC
3.38%, 06/15/26 (a)	299	297
8.00%, 06/15/27 (a)	666	691
Iron Mountain Incorporated
4.88%, 09/15/27 (a)	823	822
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (a)	708	703
4.75%, 06/15/29 (a)	1,368	1,353
Park Intermediate Holdings LLC
5.88%, 10/01/28 (a)	501	500
Prologis Targeted U.S. Logistics Fund, L.P.
4.25%, 01/15/31 (a)	802	796

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
VICI Properties Inc.
4.50%, 09/01/26 (a)	956	957
4.25%, 12/01/26 (a)	1,141	1,141
5.75%, 02/01/27 (a)	707	715
3.75%, 02/15/27 (a)	441	438
3.88%, 02/15/29 (a)	864	847
Vornado Realty L.P.
2.15%, 06/01/26	845	836
WEA Finance LLC
2.88%, 01/15/27 (a)	550	541
3.50%, 06/15/29 (a)	285	276
		14,405
Materials 1.6%
Albemarle Corporation
4.65%, 06/01/27	962	968
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	177	179
Anglo American Capital PLC
4.75%, 04/10/27 (a)	333	335
4.50%, 03/15/28 (a)	1,337	1,345
3.88%, 03/16/29 (a)	200	197
CSN Resources S.A.
7.63%, 04/17/26 (d)	1,225	1,211
EQUATE Petrochemical
4.25%, 11/03/26 (d)	201	201
First Quantum Minerals Ltd
9.38%, 03/01/29 (a)	325	342
Glencore Funding LLC
5.40%, 05/08/28 (a)	229	235
6.13%, 10/06/28 (a)	513	538
5.37%, 04/04/29 (a)	1,961	2,023
5.19%, 04/01/30 (a)	568	582
PT. Freeport Indonesia
4.76%, 04/14/27 (d)	1,400	1,404
Saudi Arabian Mining Company
5.25%, 02/13/30 (a)	393	403
Stillwater Mining Company
4.00%, 11/16/26 (d)	1,240	1,229
		11,192
Communication Services 1.4%
CCO Holdings, LLC
5.13%, 05/01/27 (a)	39	39
Commscope Technologies LLC
5.00%, 03/15/27 (a)	615	613
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	1,001	1,006
Fox Corporation
4.71%, 01/25/29	1,222	1,237
Frontier Communications Holdings, LLC
5.88%, 11/01/29	496	501
6.00%, 01/15/30 (a)	67	68
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (a)	1,479	1,479
5.00%, 05/01/28 (a)	940	942
6.75%, 05/01/29 (a)	717	722
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	707	708
Paramount Global
2.90%, 01/15/27	302	297
3.70%, 06/01/28	217	213
4.20%, 06/01/29	483	470
7.88%, 07/30/30	595	643
Roblox Corporation
3.88%, 05/01/30 (a)	470	450
Sirius XM Radio Inc.
3.13%, 09/01/26 (a)	282	279
Telefonica Europe B.V.
8.25%, 09/15/30	187	215
		9,882
Total Corporate Bonds And Notes (cost $408,290)		413,665
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 30.1%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 5.00%, (1 Month Term SOFR + 1.26%), 10/20/36 (f)	202	201
Affirm Asset Securitization Trust 2024-A
Series 2024-1A-A, 5.61%, 09/15/26	1,155	1,157
Series 2024-A-A, 5.61%, 09/15/26	565	566
Affirm Master Trust
Series 2025-A-1A, 4.99%, 02/15/33	705	711
Affirm Master Trust Series 2025-3
Series 2025-A-3A, 4.45%, 10/16/34	1,085	1,088
AGL CLO 1 LTD
Series 2019-ARR-1A, 5.08%, (3 Month Term SOFR + 1.20%), 10/20/34 (f)	3,100	3,103
AGL CLO 14 Ltd
Series 2021-AR-14A, 4.74%, (3 Month Term SOFR + 0.87%), 12/04/34 (f)	2,000	2,000
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.49%, (1 Month Term SOFR + 1.74%), 06/15/27 (f)	590	592
Allegany Park CLO, Ltd.
Series 2019-ARR-1A, 4.98%, (3 Month Term SOFR + 1.10%), 01/22/35 (f)	560	560
Apex Credit CLO 2021 Ltd
Series 2021-ANR-1A, 5.10%, (3 Month Term SOFR + 1.22%), 07/18/34 (f)	3,600	3,595
Apidos CLO Xxv
Series 2016-A1R3-25A, 5.02%, (3 Month Term SOFR + 1.14%), 01/21/37 (f)	850	850
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.43%, (SOFR 30-Day Average + 1.45%), 01/15/37 (f)	311	311
Arbor Realty Commercial Real Estate Notes 2025-FL1, LLC
Series 2025-A-FL1, 5.09%, (1 Month Term SOFR + 1.40%), 02/20/29 (f)	810	809
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.47%, (1 Month Term SOFR + 1.75%), 06/15/27 (f)	580	580
Ares XLIV CLO Ltd
Series 2021-AR-60A, 5.06%, (3 Month Term SOFR + 1.18%), 07/18/34 (f)	2,250	2,250
Avis Budget Rental Car Funding (AESOP) LLC
Series 2020-A-2A, 2.02%, 02/20/26	693	692
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 4.93%, (3 Month Term SOFR + 1.06%), 07/24/34 (f)	610	609
Bain Capital Credit CLO 2022-3, Limited
Series 2022-A1R-3A, 5.04%, (3 Month Term SOFR + 1.16%), 07/17/35 (f)	1,400	1,400
Bain Capital Credit, LP
Series 2019-AR2-1A, 5.11%, (3 Month Term SOFR + 1.23%), 04/19/34 (f)	2,250	2,253
Bank5 2024-5Yr11
Series 2024-A3-5YR11, REMIC, 5.89%, 11/19/29	730	767
Bank5 2024-5YR8
Series 2024-A3-5YR8, REMIC, 5.88%, 07/17/29	750	785
Bank5 2025-5YR14
Series 2025-A3-5YR14, REMIC, 5.65%, 04/15/30	3,460	3,617
Barings CLO Ltd 2021-III
Series 2021-AR-3A, 5.01%, (3 Month Term SOFR + 1.13%), 01/18/35 (f)	1,200	1,201
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 4.97%, (SOFR 30-Day Average + 1.10%), 12/26/31 (f)	393	394
BBCMS Mortgage Trust 2024-5C29
Series 2024-A2-5C29, REMIC, 4.74%, 08/17/29	1,000	1,010
BBCMS Mortgage Trust 2025-5C33
Series 2025-A4-5C33, REMIC, 5.84%, 02/15/30	530	558
BBCMS Mortgage Trust 2025-5C34
Series 2025-A3-5C34, REMIC, 5.66%, 04/15/30	940	984
BDS 2025-FL15 LLC
Series 2025-A-FL15, 5.13%, (1 Month Term SOFR + 1.40%), 08/19/30 (f) (h)	970	971

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
BDS 2025-FL16 LLC
Series 2025-A-FL16, 5.13%, (1 Month Term SOFR + 1.40%), 06/22/43 (f) (h)	690	690
Benchmark 2018-B2 Mortgage Trust
Series 2018-A5-B2, REMIC, 3.88%, 01/18/28 (f)	330	327
Benchmark 2019-B11 Mortgage Trust
Series 2019-A5-B11, REMIC, 3.54%, 05/17/28	510	495
Benchmark 2024-V11 Mortgage Trust
Series 2024-A3-V11, REMIC, 5.91%, 10/17/29 (f)	1,710	1,795
Benchmark 2024-V12 Mortgage Trust
Series 2024-A3-V12, REMIC, 5.74%, 12/15/29	750	784
Benchmark 2024-V7 Mortgage Trust
Series 2024-A3-V7, REMIC, 6.23%, 05/17/29 (f)	930	980
Benchmark 2024-V9 Mortgage Trust
Series 2024-A3-V9, REMIC, 5.60%, 08/17/29	1,670	1,733
Benchmark 2025-V14 Mortgage Trust
Series 2025-A4-V14, REMIC, 5.66%, 03/15/30	1,200	1,255
Benchmark 2025-V16 Mortgage Trust
Series 2025-A3-V16, REMIC, 5.44%, 07/15/30	790	821
Benchmark 2025-V18 Mortgage Trust
Series 2025-A3-V18, REMIC, 5.18%, 10/18/30	1,770	1,820
Black Diamond CLO 2021-1 Ltd
Series 2021-A1AR-1A, 5.11%, (3 Month Term SOFR + 1.25%), 11/22/34 (f)	920	915
BMO 2023-5C2 Mortgage Trust
Series 2023-A3-5C2, REMIC, 7.05%, 10/17/28 (f)	620	663
BMO 2024-5C6 Mortgage Trust
Series 2024-A3-5C8, REMIC, 5.63%, 12/17/29 (f)	1,140	1,187
BMO 2025-5C12 Mortgage Trust
Series 2025-A3-5C12, REMIC, 5.18%, 10/15/58	860	882
BSPRT 2025-FL12 Issuer, LLC
Series 2025-A-FL12, 5.12%, (1 Month Term SOFR + 1.38%), 04/17/43 (f)	620	620
Buckhorn Park CLO, Ltd.
Series 2019-ARR-1A, 4.95%, (3 Month Term SOFR + 1.07%), 07/18/34 (f)	2,030	2,030
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 4.71%, (1 Month Term SOFR + 0.96%), 11/15/38 (f)	218	218
BX Commercial Mortgage Trust 2024-XL4
Series 2024-A-XL4, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 02/17/26 (f)	557	556
BX Commercial Mortgage Trust 2024-XL5
Series 2024-A-XL5, REMIC, 5.14%, (1 Month Term SOFR + 1.39%), 03/15/26 (f)	511	512
BX Commercial Mortgage Trust 2025-BCAT
Series 2025-A-BCAT, REMIC, 5.13%, (1 Month Term SOFR + 1.38%), 08/16/27 (f)	652	651
BX Trust
Series 2025-A-ARIA, REMIC, 5.03%, 12/13/30 (f)	920	926
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 4.75%, (1 Month Term SOFR + 1.00%), 01/18/39 (f)	385	384
BX Trust 2024-CNYN
Series 2024-A-CNYN, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 04/15/29 (f)	901	900
BX Trust 2025-ROIC
Series 2025-A-ROIC, REMIC, 4.89%, (1 Month Term SOFR + 1.14%), 03/15/27 (f)	468	467
BX Trust 2025-TAIL
Series 2025-A-TAIL, 5.13%, (1 Month Term SOFR + 1.40%), 06/15/27 (f)	510	510
BX Trust 2025-VOLT
Series 2025-A-VOLT, REMIC, 5.70%, (1 Month Term SOFR + 1.70%), 12/16/30 (f)	1,900	1,898
Canyon CLO 2020-2 Ltd
Series 2020-AR2-2A, 4.93%, (3 Month Term SOFR + 1.03%), 10/15/34 (f)	2,000	1,999
Carlyle US CLO 2021-9, Ltd.
Series 2021-AR-9A, 5.43%, (3 Month Term SOFR + 1.11%), 10/20/34 (f)	3,160	3,160
CarMax Auto Owner Trust 2023-1
Series 2023-B-1, 4.98%, 01/16/29	1,960	1,981
CarMax Auto Owner Trust 2023-2
Series 2023-B-2, 5.18%, 03/15/27	1,150	1,168
CarMax Auto Owner Trust 2023-4
Series 2023-B-4, 6.39%, 09/15/27	1,975	2,049
CarMax Auto Owner Trust 2024-2
Series 2024-A3-2, 5.50%, 01/16/29	715	726
Series 2024-A4-2, 5.51%, 11/15/29	385	396
CarMax Select Receivables Trust 2025-B
Series 2025-A3-B, 4.12%, 06/15/28	1,630	1,633
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 01/10/28	18	18
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	831	834
Cathedral Lake VI, Ltd.
Series 2021-ANR-6A, 5.06%, (3 Month Term SOFR + 1.20%), 04/25/34 (f)	930	929
Cedar Funding XI CLO Ltd
Series 2019-A1R2-11A, 4.88%, (3 Month Term SOFR + 1.06%), 06/01/32 (f)	1,012	1,014
Chase Auto Owner Trust 2024-3
Series 2024-A3-3A, 5.22%, 07/25/29	860	870
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 5.25%, (3 Month Term SOFR + 1.36%), 01/21/31 (f)	61	61
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-A5-GC36, REMIC, 3.62%, 01/10/26	68	68
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	235	235
Citizens Auto Receivables Trust 2023-1
Series 2023-A3-1, 5.84%, 06/15/26	834	840
Series 2023-A4-1, 5.78%, 12/15/26	1,505	1,532
Citizens Auto Receivables Trust 2023-2
Series 2023-A4-2, 5.74%, 01/15/27	980	997
Clover CLO 2021-3 LLC
Series 2021-AR-3A, 4.93%, (3 Month Term SOFR + 1.07%), 01/25/35 (f)	1,050	1,050
Columbia Cent CLO 32 Limited
Series 2022-A1R2-32A, 4.99%, (3 Month Term SOFR + 1.12%), 07/24/34 (f)	1,010	1,010
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.39%, (1 Month Term SOFR + 1.64%), 08/15/41 (f)	500	499
Continental Finance Credit Card ABS Master Trust
Series 2025-A-A, 5.40%, 12/15/35	500	503
CPS Auto Receivables Trust 2023-C
Series 2023-D-C, 6.77%, 06/15/27	1,155	1,188
CPS Auto Receivables Trust 2024-A
Series 2024-D-A, 6.13%, 04/15/30	1,050	1,070
DBC 2025-DBC Mortgage Trust
Series 2025-A-DBC, REMIC, 5.10%, (1 Month Term SOFR + 1.35%), 11/15/27 (f)	620	620
DBGS 2018-C1 Mortgage Trust
Series 2018-A4-C1, REMIC, 4.47%, 10/17/28 (f)	2,030	2,028
Dryden 104 CLO Ltd
Series 2022-A1R-104A, 5.18%, (3 Month Term SOFR + 1.29%), 08/20/34 (f)	2,830	2,834
Dryden 37 Senior Loan Fund
Series 2021-AR-95A, 4.93%, (3 Month Term SOFR + 1.04%), 08/21/34 (f)	1,400	1,399
Dryden 43 Senior Loan Fund LLC
Series 2016-AR3-43A, 4.95%, (3 Month Term SOFR + 1.07%), 04/20/34 (f)	3,400	3,397
Dryden 86 CLO, Ltd.
Series 2020-A1R2-86A, 5.01%, (3 Month Term SOFR + 1.13%), 07/17/34 (f)	2,110	2,113
Exeter Automobile Receivables Trust 2024-3
Series 2024-D-3A, 5.98%, 09/16/30	565	576
Exeter Automobile Receivables Trust 2025-2
Series 2025-D-2A, 5.89%, 07/15/31	500	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Exeter Automobile Receivables Trust 2025-4
Series 2025-A3-4A, 4.39%, 08/16/27	2,915	2,928
Ford Credit Auto Lease Trust 2024-A
Series 2024-B-A, 5.29%, 07/15/26	1,835	1,846
FS Rialto 2025-FL10 Issuer, LLC
Series 2025-A-FL10, 5.12%, (1 Month Term SOFR + 1.39%), 08/19/42 (f)	300	300
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 5.32%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (f)	42	42
GS Mortgage Securities Corporation II
Series 2025-A-SNIP, REMIC, 5.25%, (1 Month Term SOFR + 1.50%), 09/15/27 (f)	840	841
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	280	267
HPEFS Equipment Trust 2025-1
Series 2025-A3-1A, 4.43%, 11/22/27	930	936
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-A-SPRL, REMIC, 5.47%, 01/15/30 (f)	730	754
Huntington Auto Trust 2024-1
Series 2024-A3-1A, 5.23%, 09/15/27	1,032	1,044
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	501	510
Series 2024-B1-2, 5.44%, 10/20/32	495	500
J.P. Morgan Mortgage Trust 2025-NQM1
Series 2025-A1-NQM4, REMIC, 4.95%, 10/25/29 (f)	811	811
J.P. Morgan Mortgage Trust 2025-NQM5
Series 2025-A1FC-NQM5, REMIC, 4.79%, 05/25/66 (h)	1,150	1,150
J.P. Morgan Mortgage Trust 2025-VIS3
Series 2025-A1-VIS3, REMIC, 5.06%, 09/25/29 (f) (h)	639	642
JPMDB Commercial Mortgage Securities Trust 2017-C7
Series 2017-A4-C7, REMIC, 3.15%, 07/16/27	1,927	1,896
KIND Commercial Mortgage Trust 2024-1
Series 2024-A-1, REMIC, 5.64%, (1 Month Term SOFR + 1.95%), 08/17/26 (f)	550	550
KKR CLO 15 Ltd.
Series BR2-15, 5.17%, (3 Month Term SOFR + 1.55%), 01/18/32 (f)	1,340	1,340
KKR CLO 23 Ltd.
Series BR-23, 5.43%, (3 Month Term SOFR + 1.55%), 10/20/31 (f)	2,050	2,051
KKR CLO 24 LTD.
Series A1R-24, 5.23%, (3 Month Term SOFR + 1.34%), 04/20/32 (f)	849	850
KKR CLO 40 Ltd
Series AR-40A, 5.18%, (3 Month Term SOFR + 1.30%), 10/20/34 (f)	280	280
LAD Auto Receivables Trust 2023-3
Series 2023-C-3A, 6.43%, 12/15/26	1,880	1,917
LAD Auto Receivables Trust 2024-2
Series 2024-A3-2A, 5.61%, 12/15/26	971	976
LAD Auto Receivables Trust 2024-3
Series 2024-A2-3A, 4.64%, 06/15/26	132	132
LBA Trust 2024-7IND
Series 2024-A-7IND, REMIC, 5.19%, (1 Month Term SOFR + 1.44%), 10/15/26 (f)	379	379
LCM 33 Ltd
Series AR-33A, 5.06%, (3 Month Term SOFR + 1.18%), 07/20/34 (f)	1,070	1,070
LCM 35 Ltd.
Series A1R-35A, 4.98%, (3 Month Term SOFR + 1.08%), 10/15/34 (f)	1,500	1,500
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,656
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,870	1,821
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.49%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	468	468
LoanCore 2025-CRE8 Issuer LLC
Series 2025-A-CRE8, 5.14%, (1 Month Term SOFR + 1.39%), 11/01/29 (f) (h)	770	770
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A3-1A, 4.73%, 06/17/30	375	380
Madison Park Euro Funding XVII Designated Activity Company
Series 2022-A1R-57A, 5.14%, (3 Month Term SOFR + 1.28%), 07/27/34 (f)	1,210	1,209
Mariner Finance Issuance Trust 2021-A
Series 2021-A-AA, 1.86%, 03/20/26	1,615	1,590
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,518
Mercedes-Benz Auto Lease Trust 2024-A
Series 2024-A4-A, 5.32%, 06/15/27	1,275	1,296
Merchants Fleet Funding LLC
Series 2024-A-1A, 5.82%, 08/20/27	1,076	1,082
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 4.93%, (1 Month Term SOFR + 1.19%), 10/21/36 (f)	37	37
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	448
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1
Series 2025-A3-5C1, REMIC, 5.64%, 03/15/30	1,080	1,128
Morgan Stanley Capital I Trust 2024-NSTB
Series 2024-A-NSTB, REMIC, 3.90%, 07/25/32 (f)	1,305	1,300
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC3
Series 2025-A1-DSC3, REMIC, 4.91%, 09/25/70 (f) (h)	666	666
Navesink CLO 3, Limited
Series 2025-A1-3A, 5.80%, (3 Month Term SOFR + 1.48%), 07/15/37 (f)	1,780	1,781
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	616	567
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	579	530
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	247	233
Neuberger Berman Loan Advisers CLO 50, Ltd.
Series 2022-AR-50A, 5.11%, (3 Month Term SOFR + 1.25%), 07/23/36 (f)	840	840
OBX 2025-NQM16 Trust
Series 2025-A1-NQM16, REMIC, 4.91%, 08/25/65 (h)	622	622
OBX 2025-NQM17 Trust
Series 2025-A1FC-NQM17, REMIC, 4.85%, 08/25/65 (h)	837	838
OBX 2025-NQM20 Trust
Series 2025-A1-NQM20, REMIC, 5.02%, 10/25/65 (f)	620	620
OBX 2025-NQM21 Trust
Series 2025-A1FC-NQM21, REMIC, 4.92%, 10/25/65 (h)	1,037	1,039
Ocean Trails CLO XI
Series 2021-AR-11A, 4.91%, (3 Month Term SOFR + 1.03%), 07/20/34 (f)	2,240	2,235
Octagon Investment Partners 41 Ltd
Series 2019-A1R2-2A, 4.99%, (3 Month Term SOFR + 1.09%), 10/17/33 (f)	1,290	1,290
Octagon Investment Partners 44 Ltd
Series 2019-AR2-1A, 4.79%, (3 Month Term SOFR + 0.89%), 10/15/34 (f)	1,210	1,210
Octagon Investment Partners 45 Ltd
Series 2019-A1RR-1A, 5.05%, (3 Month Term SOFR + 1.15%), 04/16/35 (f)	1,310	1,311
Octane Receivables Trust 2024-2
Series 2024-A2-2A, 5.80%, 07/20/32	289	291
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	1,498	1,507
OneMain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,129
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	1,060	1,064

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
OneMain Financial Issuance Trust 2023-1
Series 2023-A-1A, 5.50%, 09/14/29	2,240	2,313
Palmer Square CLO 2015-1 Ltd
Series 2015-A1A5-1A, 4.92%, (3 Month Term SOFR + 1.05%), 05/21/34 (f)	1,020	1,020
PFP 2025-12, Ltd.
Series 2025-A-12, 5.22%, (1 Month Term SOFR + 1.49%), 06/18/30 (f) (h)	1,300	1,303
Post CLO 2021-1 LTD
Series 2021-BR-1A, 5.49%, (3 Month Term SOFR + 1.60%), 10/15/34 (f)	1,500	1,500
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.15%, (3 Month Term SOFR + 1.29%), 10/23/30 (f)	56	56
Santander Drive Auto Receivables Trust 2007-2
Series 2025-A3-4, 4.17%, 04/17/28	865	867
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	344	344
Santander Drive Auto Receivables Trust 2022-7
Series 2022-C-7, 6.69%, 09/15/27	3,238	3,303
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,147	1,156
Santander Drive Auto Receivables Trust 2023-3
Series 2023-C-3, 5.77%, 05/15/28	680	693
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	1,010	1,022
Santander Drive Auto Receivables Trust 2024-2
Series 2024-C-2, 5.84%, 07/17/28	1,145	1,170
Santander Drive Auto Receivables Trust 2024-3
Series 2024-B-3, 5.55%, 06/15/27	580	587
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A2-1, 4.87%, 07/15/26	332	332
Series 2025-B-1, 4.88%, 05/15/28	535	539
SCCU Auto Receivables Trust 2025-1
Series 2025-A4-1A, 4.68%, 07/16/29	1,190	1,208
SCF Equipment Leasing 2024-1 LLC
Series 2024-A3-1A, 5.52%, 10/20/28	255	260
SCF Equipment Leasing 2025-1 LLC
Series 2025-A3-1A, 5.11%, 11/21/33	599	609
SCF Equipment Leasing 2025-2 LLC
Series 2025-A3-2A, 4.33%, 08/20/30	990	993
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	440	443
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A3-2A, 5.33%, 11/20/29	1,272	1,286
SFS Auto Receivables Securitization Trust 2024-3
Series 2024-A3-3A, 4.55%, 04/20/28	605	608
SWCH Commercial Mortgage Trust 2025-DATA
Series 2025-A-DATA, 5.19%, (1 Month Term SOFR + 1.44%), 03/15/27 (f)	860	851
Towd Point Mortgage Trust 2019-HY1
Series 2019-M2-HY1, REMIC, 5.85%, (1 Month Term SOFR + 2.11%), 08/25/28 (f)	685	723
Trinitas CLO XII Ltd
Series 2020-A1R2-12A, 4.91%, (3 Month Term SOFR + 1.05%), 04/25/33 (f)	737	737
U.S. Bank National Association
Series 2025-B-SUP1, 5.58%, 02/25/32	452	453
UBS Commercial Mortgage Trust 2018-C9
Series 2018-A4-C9, REMIC, 4.12%, 03/17/28 (f)	1,100	1,089
UBS Commercial Mortgage Trust 2019-C18
Series 2019-A4-C18, REMIC, 3.04%, 12/17/29	70	66
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	434	443
Venture 28A CLO Ltd
Series 2017-A1RR-28AA, 4.99%, (3 Month Term SOFR + 1.11%), 10/20/34 (f)	2,000	1,998
Verdant Receivables 2025-1 LLC
Series 2025-A3-1A, 4.96%, 06/12/29	1,755	1,784
Verizon Master Trust
Series 2024-A-7, 4.35%, 08/20/32 (h)	400	402
Verus Securitization Trust 2025-10
Series 2025-A1FC-10, REMIC, 5.02%, 07/25/70 (h)	467	468
Verus Securitization Trust 2025-8
Series 2025-A1-8, REMIC, 4.87%, 09/25/70 (h)	491	491
Verus Securitization Trust 2025-9
Series 2025-A1-9, REMIC, 4.93%, 10/25/70 (f) (h)	929	930
Verus Securitization Trust 2025-R2
Series 2025-A1FC-12, REMIC, 4.86%, 12/25/70 (h)	280	280
Voya CLO 2017-3 Ltd
Series 2017-AAR2-3A, 5.48%, (3 Month Term SOFR + 1.60%), 04/20/34 (f)	1,000	1,000
Wellfleet CLO 2021-3 Ltd
Series 2021-AR-3A, 5.10%, (3 Month Term SOFR + 1.20%), 01/15/35 (f)	1,570	1,570
Wells Fargo Commercial Mortgage Trust 2017-C40
Series 2017-A3-C40, REMIC, 3.32%, 08/17/27	3,790	3,744
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-A5-C50, REMIC, 3.73%, 04/17/29	130	127
Wells Fargo Commercial Mortgage Trust 2024-5C1
Series 2024-A3-5C1, REMIC, 5.93%, 07/15/57	880	921
Wells Fargo Commercial Mortgage Trust 2025-5C3
Series 2025-A3-5C3, REMIC, 6.10%, 01/15/58	1,290	1,366
Wells Fargo Commercial Mortgage Trust 2025-5C4
Series 2025-A3-5C4, REMIC, 5.67%, 05/15/30	1,710	1,788
Western Funding Auto Loan Trust 2025-1
Series 2025-A-1, 4.75%, 04/17/28	1,710	1,718
Westlake Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.79%, 02/17/26	925	949
Westlake Automobile Receivables Trust 2023-3
Series 2023-C-3A, 6.02%, 09/15/28	1,105	1,117
Westlake Automobile Receivables Trust 2024-1
Series 2024-B-1A, 5.55%, 11/15/27	1,535	1,542
Series 2024-C-1A, 5.65%, 02/15/29	1,335	1,350
Series 2024-D-1A, 6.02%, 10/15/29	820	841
Westlake Automobile Receivables Trust 2024-2
Series 2024-D-2A, 5.91%, 04/15/30	765	776
Westlake Automobile Receivables Trust 2024-3
Series 2024-A3-3A, 4.71%, 08/15/26	500	502
Westlake Automobile Receivables Trust 2025-2
Series 2025-B-2A, 4.63%, 01/15/31	2,485	2,501
Westlake Flooring Master Trust
Series 2024-A-1A, 5.43%, 02/17/26	1,220	1,222
Wind River 2021-4 CLO Ltd.
Series 2021-AR-4A, 4.85%, (3 Month Term SOFR + 1.23%), 01/20/35 (f)	510	510
Wind River 2022-1 CLO Ltd
Series 2022-AR-1A, 5.23%, (3 Month Term SOFR + 1.35%), 07/20/35 (f)	1,530	1,530
Zais CLO 16 Ltd
Series 2020-A1R2-16A, 5.01%, (3 Month Term SOFR + 1.13%), 10/20/34 (f)	1,020	1,019
Total Non-U.S. Government Agency Asset-Backed Securities (cost $213,424)		214,348
GOVERNMENT AND AGENCY OBLIGATIONS 6.4%
U.S. Treasury Note 2.6%
Treasury, United States Department of
3.63%, 08/31/27	18,944	18,986
Sovereign 1.9%
Aktsionernoye Obshchestvo Bank Razvitiya Kazakhstana
5.25%, 10/23/29 (a)	222	227
5.63%, 04/07/30 (a)	673	694
Bermuda, Government of
3.72%, 01/25/27 (d)	1,500	1,485
Government of the Republic of Panama
7.13%, 01/29/26	500	502
8.88%, 09/30/27	677	727
3.88%, 03/17/28	374	368
Ministerul Finantelor Publice
5.88%, 01/30/29 (a)	662	682
5.75%, 09/16/30 (a)	874	901
Natsionalny Upravlyayushchi Kholding Baiterek, Ao
5.45%, 05/08/28 (a) (i)	520	527
4.65%, 10/01/30 (a) (i)	552	549

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (d)	121	121
5.95%, 01/25/27 (d)	360	365
8.63%, 04/20/27 (d)	281	290
5.50%, 02/22/29 (d)	300	305
Romania, Government of
5.25%, 11/25/27 (d)	1,886	1,913
6.63%, 02/17/28 (d)	1,184	1,233
Sandor-Palota
5.25%, 06/16/29 (d)	1,125	1,145
5.38%, 09/26/30 (a)	1,425	1,457
		13,491
Mortgage-Backed Securities 1.2%
Federal Home Loan Mortgage Corporation
6.01%, (SOFR 30-Day Average + 2.32%), 08/01/54 (f)	320	329
5.88%, (SOFR 30-Day Average + 2.12%), 05/01/55 (f)	666	682
5.53%, (SOFR 30-Day Average + 2.30%), 07/01/55 (f)	859	878
5.20%, (SOFR 30-Day Average + 2.13%), 08/01/55 (f)	820	829
5.44%, (SOFR 30-Day Average + 2.16%), 08/01/55 (f)	336	342
5.64%, (SOFR 30-Day Average + 2.12%), 08/01/55 (f)	478	489
5.44%, (SOFR 30-Day Average + 2.08%), 10/01/55 (f)	484	491
Federal National Mortgage Association, Inc.
5.57%, (SOFR 30-Day Average + 2.11%), 10/01/53 (f)	112	115
5.90%, (SOFR 30-Day Average + 2.13%), 02/01/54 (f)	192	197
5.02%, (SOFR 30-Day Average + 2.30%), 02/01/55 (f)	465	472
5.72%, (SOFR 30-Day Average + 2.21%), 08/01/55 (f)	714	730
6.00%, (SOFR 30-Day Average + 2.16%), 09/01/55 (f)	2,504	2,584
5.47%, (SOFR 30-Day Average + 2.03%), 10/01/55 (f)	189	193
		8,331
Collateralized Mortgage Obligations 0.7%
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 6.27%, (SOFR 30-Day Average + 2.40%), 12/26/42 (f)	1,159	1,181
Connecticut Avenue Securities Trust 2024-R06
Series 2024-1A1-R06, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 09/25/28 (f)	481	483
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1A1-R01, REMIC, 4.82%, (SOFR 30-Day Average + 0.95%), 01/25/45 (f)	491	492
Series 2025-1M1-R01, REMIC, 4.97%, (SOFR 30-Day Average + 1.10%), 01/25/45 (f)	604	605
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1A1-R02, REMIC, 4.87%, (SOFR 30-Day Average + 1.00%), 02/27/45 (f)	384	384
Federal Home Loan Mortgage Corporation
Series 2022-M2-HQA1, REMIC, 9.12%, (SOFR 30-Day Average + 5.25%), 03/25/42 (f)	400	419
Series 2024-M1-HQA1, REMIC, 5.12%, (SOFR 30-Day Average + 1.25%), 03/25/44 (f)	225	225
Series 2024-A1-DNA2, REMIC, 5.12%, (SOFR 30-Day Average + 1.25%), 05/25/44 (f)	1,048	1,052
Series 2024-M1-DNA3, REMIC, 4.87%, (SOFR 30-Day Average + 1.00%), 10/25/44 (f)	2	2
Series 2024-A1-DNA3, REMIC, 4.92%, (SOFR 30-Day Average + 1.05%), 10/25/44 (f)	353	354
		5,197
Total Government And Agency Obligations (cost $45,769)		46,005
SENIOR FLOATING RATE INSTRUMENTS 3.5%
Industrials 1.0%
American Airlines, Inc.
2017 1st Lien Term Loan, 5.69%, (3 Month Term SOFR + 1.75%), 01/29/27 (f)	2,200	2,197
2025 Term Loan, 6.13%, (3 Month Term SOFR + 2.25%), 04/20/28 (f)	499	500
Corpay Technologies Operating Company LLC
Term Loan B5, 5.67%, (1 Month Term SOFR + 1.75%), 04/28/28 (f)	1,983	1,984
Crosby US Acquisition Corp.
2024 1st Lien Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 08/16/29 (f)	893	897
Hilcorp Energy I L.P.
Term Loan B, 5.74%, (1 Month Term SOFR + 2.00%), 02/05/30 (f)	1,389	1,390
INNIO Group Holding GmbH
2025 Term Loan B2, 6.13%, (3 Month Term SOFR + 2.25%), 11/02/28 (f)	384	385
		7,353
Consumer Discretionary 0.7%
Aramark Inter HoldCo Corp
Term Loan, 5.47%, (SOFR + 1.75%), 06/22/30 (f)	1,692	1,696
KFC Holding Co.
2021 Term Loan B, 5.60%, (1 Month Term SOFR + 1.75%), 03/10/28 (f)	1,727	1,730
Wyndham Hotels & Resorts, Inc.
2022 Term Loan A, 5.77%, (1 Month Term SOFR + 1.75%), 04/08/27 (f)	1,406	1,403
		4,829
Communication Services 0.6%
CommScope, Inc.
2024 Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 12/15/29 (f) (j)	1,570	1,571
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 12/15/29 (f)	130	130
DirecTV Financing, LLC
Term Loan, 9.10%, (3 Month Term SOFR + 5.00%), 07/22/27 (f)	187	187
Lumen Technologies, Inc.
2024 Extended Term Loan B2, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/30 (f)	2,438	2,421
		4,309
Information Technology 0.4%
Boost Newco Borrower, LLC
2025 USD Term Loan B2, 6.00%, (3 Month Term SOFR + 2.00%), 01/31/31 (f)	2,135	2,136
RealPage, Inc.
1st Lien Term Loan, 7.26%, (3 Month Term SOFR + 3.00%), 02/18/28 (f)	972	971
		3,107
Utilities 0.4%
Calpine Corporation
2024 Term Loan B5, 5.67%, (1 Month Term SOFR + 1.75%), 12/02/27 (f)	2,500	2,499
2024 Term Loan B10, 5.67%, (1 Month Term SOFR + 1.75%), 01/31/31 (f)	375	375
		2,874
Financials 0.3%
Press Ganey Holdings, Inc.
2025 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 05/30/31 (f)	1,901	1,903
Health Care 0.1%
Medline Borrower, LP
2025 Term Loan B, 5.92%, (1 Month Term SOFR + 1.75%), 10/23/28 (f)	316	316
Total Senior Floating Rate Instruments (cost $24,716)		24,691
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 3.64% (k) (l)	5,319	5,319

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.74% (k) (l)	241	241
Total Short Term Investments (cost $5,560)		5,560
Total Investments 98.9% (cost $697,759)		704,269
Other Derivative Instruments (0.0)%		(29)
Other Assets and Liabilities, Net 1.1%		7,580
Total Net Assets 100.0%		711,820

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $213,569 and 30.0% of the Fund.

(b) Convertible security.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) All or a portion of the security was on loan as of December 31, 2025.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	3,035	340,440	338,156	197	—	—	5,319	0.8
JNL Government Money Market Fund, 3.74% - Class SL	2,916	32,617	35,292	169	—	—	241	—
	5,951	373,057	373,448	366	—	—	5,560	0.8

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bermuda, Government of, 3.72%, 01/25/27	04/22/25	1,483	1,485	0.2
Citizens Bank, National Association, 4.58%, 08/09/28	11/08/22	739	765	0.1
Comision Federal De Electricidad, E.P.E., 5.70%, 01/24/30	06/03/25	398	407	0.1
CSN Resources S.A., 7.63%, 04/17/26	10/29/25	1,220	1,211	0.2
EQUATE Petrochemical, 4.25%, 11/03/26	09/24/25	201	201	—
Greenko Dutch B.V., 3.85%, 03/29/26	07/03/25	1,205	1,200	0.2
Kosmos Energy Ltd., 7.13%, 04/04/26	03/18/25	765	760	0.1
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	02/28/25	121	121	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/11/25	364	365	—
Presidencia de la Republica Dominicana, 8.63%, 04/20/27	03/05/25	286	290	—
Presidencia de la Republica Dominicana, 5.50%, 02/22/29	11/13/25	303	305	—
PT. Bank Negara Indonesia (persero), 3.75%, 03/30/26	10/24/25	518	515	0.1
PT. Freeport Indonesia, 4.76%, 04/14/27	09/24/25	1,401	1,404	0.2
Rede D'Or Finance, 4.95%, 01/17/28	10/03/25	725	726	0.1
Romania, Government of, 5.25%, 11/25/27	11/26/24	1,879	1,913	0.3
Romania, Government of, 6.63%, 02/17/28	10/08/25	1,226	1,233	0.2
Sandor-Palota, 5.25%, 06/16/29	11/03/25	1,147	1,145	0.2
Stillwater Mining Company, 4.00%, 11/16/26	09/19/25	1,229	1,229	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Studio City Company Limited, 7.00%, 02/15/27	09/22/25	1,047	1,041	0.1
Synchrony Bank, 5.63%, 08/23/27	02/07/25	1,699	1,721	0.2
Tengizchevroil Finance Company S.a r.l., 4.00%, 08/15/26	04/18/24	3,631	3,646	0.5
		21,587	21,683	3.0

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,654	April 2026	345,218	(116)	119

Short Contracts
United States 5 Year Note	(738)	April 2026	(80,864)	87	197

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	413,665	—	413,665
Non-U.S. Government Agency Asset-Backed Securities	—	214,348	—	214,348
Government And Agency Obligations	—	46,005	—	46,005
Senior Floating Rate Instruments	—	24,691	—	24,691
Short Term Investments	5,560	—	—	5,560
	5,560	698,709	—	704,269
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	316	—	—	316
	316	—	—	316

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 98.7%
Communication Services 96.1%
Alphabet Inc. - Class A	919	287,725
Alphabet Inc. - Class C	800	250,959
AT&T Inc.	1,358	33,720
Comcast Corporation - Class A	690	20,624
Digital World Acquisition Corp. (a) (b)	23	302
EchoStar Corporation - Class A (a) (b)	25	2,749
Electronic Arts Inc.	43	8,813
Former Charter Communications Parent, Inc. - Class A (a)	17	3,548
Fox Corporation - Class A	38	2,805
Fox Corporation - Class B	24	1,576
Frontier Communications Parent, Inc. (a)	42	1,615
Globalstar, Inc. (a)	9	566
Liberty Broadband Corporation - Series A (a)	4	176
Liberty Broadband Corporation - Series C (a)	21	997
Liberty Global Ltd. - Class A (a)	32	358
Liberty Global Ltd. - Class C (a)	28	314
Liberty Live Holdings, Inc. - Series A (a)	3	267
Liberty Live Holdings, Inc. - Series C (a)	9	762
Liberty Media Corporation - Series A (a)	5	405
Liberty Media Corporation - Series C (a)	40	3,894
Live Nation Entertainment, Inc. (a)	27	3,838
Lumen Technologies, Inc. (a)	176	1,366
Match Group, Inc.	48	1,542
Meta Platforms, Inc. - Class A	343	226,479
Netflix, Inc. (a)	807	75,638
News Corporation - Class A	73	1,913
News Corporation - Class B	21	612
Nexstar Media Group, Inc. - Class A (b)	5	1,081
Omnicom Group Inc.	60	4,870
Paramount Skydance Corporation - Class B (b)	166	2,226
Pinterest, Inc. - Class A (a)	112	2,898
Reddit, Inc. - Class A (a)	24	5,493
Roblox Corporation - Class A (a)	119	9,628
Roku, Inc. - Class A (a)	24	2,605
Sirius XM Holdings Inc.	38	749
Snap Inc. - Class A (a)	206	1,659
Sphere Entertainment Co. - Class A (a)	3	854
Take-Two Interactive Software, Inc. (a)	32	8,210
Telephone and Data Systems, Inc.	18	749
The New York Times Company - Class A	30	2,097
TKO Group Holdings Inc. - Class A	13	2,690
T-Mobile US, Inc.	91	18,496
Trade Desk, Inc., The - Class A (a)	84	3,197
Verizon Communications Inc.	801	32,603
Walt Disney Company, The	341	38,834
Warner Bros. Discovery, Inc. - Series A (a)	429	12,366
Warner Music Group Corp. - Class A	27	813
		1,085,681
Information Technology 2.4%
AppLovin Corporation - Class A (a)	40	27,216
Real Estate 0.2%
Zillow Group, Inc. - Class A (a)	10	658
Zillow Group, Inc. - Class C (a)	33	2,224
		2,882
Consumer Discretionary 0.0%
Vitamin Oldco Holdings, Inc. (a) (c)	6	—
Total Common Stocks (cost $785,310)		1,115,779
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	4,248	4,248
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (d) (e)	732	732
Total Short Term Investments (cost $4,980)		4,980
Total Investments 99.2% (cost $790,290)		1,120,759
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net 0.8%		9,287
Total Net Assets 100.0%		1,130,019

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	2,919	299,322	297,993	200	—	—	4,248	0.4
JNL Government Money Market Fund, 3.74% - Class SL	968	19,616	19,852	38	—	—	732	—
	3,887	318,938	317,845	238	—	—	4,980	0.4

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	95	March 2026	14,687	(27)	38

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	1,115,779	—	—	1,115,779
Short Term Investments	4,980	—	—	4,980
	1,120,759	—	—	1,120,759
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	38	—	—	38
	38	—	—	38

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.8%
Consumer Discretionary 96.8%
Abercrombie & Fitch Co. - Class A (a)	9	1,126
Acushnet Holdings Corp.	5	417
Airbnb, Inc. - Class A (a)	80	10,917
Amazon.com, Inc. (a)	1,877	433,264
Aptiv PLC (a)	40	3,073
Asbury Automotive Group, Inc. (a)	4	827
Autoliv, Inc.	13	1,537
AutoNation, Inc. (a)	5	1,057
AutoZone, Inc. (a)	3	10,924
Bath & Body Works, Inc.	39	775
Best Buy Co., Inc.	38	2,513
Booking Holdings Inc.	6	33,369
Boot Barn Holdings, Inc. (a)	6	963
BorgWarner Inc.	40	1,806
Boyd Gaming Corporation	11	934
Bright Horizons Family Solutions, Inc. (a)	11	1,070
Brinker International, Inc. (a)	9	1,216
Brunswick Corporation	12	903
Burlington Stores, Inc. (a)	12	3,471
Caesars Entertainment, Inc. (a)	38	898
CarMax, Inc. (a)	29	1,134
Carnival Corporation	208	6,352
Carvana Co. - Class A (a)	27	11,219
CAVA Group, Inc. (a)	19	1,099
Cavco Industries, Inc. (a)	1	841
Chewy, Inc. - Class A (a)	42	1,379
Chipotle Mexican Grill, Inc. (a)	253	9,361
Choice Hotels International, Inc. (b)	5	487
Churchill Downs Incorporated	13	1,529
Coupang, Inc. - Class A (a)	259	6,108
Crocs, Inc. (a)	10	848
D.R. Horton, Inc.	51	7,321
Darden Restaurants, Inc.	23	4,154
Deckers Outdoor Corporation (a)	29	3,008
Dick's Sporting Goods, Inc.	13	2,473
Dillard's, Inc. - Class A (b)	1	458
DK Crown Holdings Inc. - Class A (a)	94	3,244
Domino's Pizza, Inc.	6	2,559
DoorDash, Inc. - Class A (a)	72	16,240
Dorman Products, Inc. (a)	5	624
Dutch Bros Inc. - Class A (a)	22	1,352
eBay Inc.	87	7,572
ETSY, Inc. (a)	19	1,052
Expedia Group, Inc.	23	6,387
Five Below, Inc. (a)	10	1,950
Floor & Decor Holdings, Inc. - Class A (a)	20	1,240
Flutter Entertainment Public Limited Company (a)	32	6,873
Ford Motor Company	757	9,934
Frontdoor, Inc. (a)	14	777
GameStop Corp. - Class A (a)	78	1,574
Gap, Inc., The	45	1,160
General Motors Company	179	14,580
Gentex Corporation	40	932
Genuine Parts Company	27	3,280
Global Business Travel Group, Inc. - Class A (a) (b)	30	228
Group 1 Automotive, Inc.	2	949
H & R Block, Inc.	26	1,121
Hasbro, Inc.	25	2,082
Hilton Worldwide Holdings Inc.	42	12,079
Home Depot, Inc., The	192	65,890
Hyatt Hotels Corporation - Class A	8	1,243
Installed Building Products, Inc. (b)	4	1,154
KB Home	13	707
Kontoor Brands, Inc.	11	662
Las Vegas Sands Corp.	60	3,904
Lear Corporation	10	1,175
Lennar Corporation - Class A	41	4,223
Lennar Corporation - Class B	2	168
Life Time Group Holdings, Inc. (a)	23	618
Lithia Motors, Inc. - Class A	4	1,452
LKQ Corporation	49	1,479
Lowe`s Companies, Inc.	108	26,012
Lucid Group, Inc. (a) (b)	25	268
Lululemon Athletica Canada Inc. (a)	20	4,220
Macy's, Inc.	50	1,104
Marriott International, Inc. - Class A	43	13,217
Mattel, Inc. (a)	62	1,233
McDonald's Corporation	138	42,195
MercadoLibre, Inc. (a)	9	18,257
Meritage Homes Corporation	14	924
MGM Resorts International (a)	39	1,405
Mohawk Industries, Inc. (a)	9	1,032
Murphy USA Inc.	3	1,393
Nike, Inc. - Class B	217	13,854
Norwegian Cruise Line Holdings Ltd. (a)	85	1,906
NVR, Inc. (a)	1	3,719
O'Reilly Automotive, Inc. (a)	162	14,798
Penske Automotive Group, Inc.	4	604
Planet Fitness, Inc. - Class A (a)	16	1,684
PulteGroup, Inc.	37	4,392
PVH Corp.	9	619
Quantumscape Battery, Inc. - Class A (a)	89	926
Ralph Lauren Corporation - Class A	7	2,630
Rivian Automotive, Inc. - Class A (a)	145	2,850
Ross Stores, Inc.	61	11,066
Royal Caribbean Cruises Ltd.	49	13,574
Service Corporation International	27	2,120
Shake Shack, Inc. - Class A (a)	7	603
Skyline Champion Corporation (a)	10	873
Somnigroup International Inc.	36	3,211
Starbucks Corporation	219	18,407
Tapestry, Inc.	40	5,077
Taylor Morrison Home II Corporation - Class A (a)	19	1,141
Tesla, Inc. (a)	539	242,333
Texas Roadhouse, Inc. - Class A	13	2,123
Thor Industries, Inc.	10	1,000
TJX Companies, Inc., The	215	32,982
Toll Brothers, Inc.	19	2,606
Tractor Supply Company	98	4,894
Travel + Leisure Co.	12	877
Ulta Beauty, Inc. (a)	9	5,252
Urban Outfitters, Inc. (a)	12	862
V.F. Corporation	63	1,140
Vail Resorts, Inc.	7	894
Valvoline, Inc. (a)	25	722
Wayfair Inc. - Class A (a)	19	1,916
Whirlpool Corporation (b)	11	783
Williams-Sonoma, Inc.	24	4,210
Wingstop Inc.	5	1,293
Wyndham Hotels & Resorts, Inc.	14	1,057
Wynn Resorts, Limited	16	1,950
Yum! Brands, Inc.	54	8,169
		1,279,672
Materials 2.0%
Amcor Pty Ltd	441	3,675
Avery Dennison Corporation	15	2,771
Ball Corporation	52	2,743
Crown Holdings, Inc.	22	2,302
Graphic Packaging Holding Company	52	777
International Paper Company	100	3,951
Packaging Corporation of America	17	3,529
Sealed Air Corporation	27	1,112
Silgan Holdings Inc.	17	689
Smurfit Westrock Public Limited Company	99	3,830
Sonoco Products Company	19	829
		26,208
Industrials 0.6%
Alliance Laundry Holdings Inc. (a)	10	199
Allison Systems, Inc.	17	1,613
Modine Manufacturing Company (a)	10	1,282
Rollins, Inc.	56	3,387
Rush Enterprises, Inc. - Class A	12	666
Rush Enterprises, Inc. - Class B	1	79
		7,226

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Consumer Staples 0.4%
Casey's General Stores, Inc.	7	3,894
Maplebear Inc. (a)	35	1,572
Reynolds Consumer Products Inc.	11	253
		5,719
Total Common Stocks (cost $965,722)		1,318,825
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	2,683	2,683
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	1,102	1,102
Total Short Term Investments (cost $3,785)		3,785
Total Investments 100.1% (cost $969,507)		1,322,610
Other Derivative Instruments (0.0)%		(29)
Other Assets and Liabilities, Net (0.1)%		(774)
Total Net Assets 100.0%		1,321,807

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	3,436	209,831	210,584	157	—	—	2,683	0.2
JNL Government Money Market Fund, 3.74% - Class SL	3,234	90,926	93,058	97	—	—	1,102	0.1
	6,670	300,757	303,642	254	—	—	3,785	0.3

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	14	March 2026	3,488	(29)	(83)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,318,825	—	—	1,318,825
Short Term Investments	3,785	—	—	3,785
	1,322,610	—	—	1,322,610
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(83)	—	—	(83)
	(83)	—	—	(83)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.2%
Consumer Staples 98.5%
Albertsons Companies, Inc. - Class A	46	789
Altria Group, Inc.	203	11,720
Archer-Daniels-Midland Company	55	3,153
Bellring Intermediate Holdings, Inc. (a)	15	407
BJ's Wholesale Club Holdings, Inc. (a)	14	1,271
Brown-Forman Corporation - Class A	5	143
Brown-Forman Corporation - Class B	35	916
Bunge Global S.A.	16	1,451
Cal-Maine Foods, Inc.	5	408
Campbell's Company, The (b)	24	674
Celsius Holdings, Inc. (a)	20	906
Church & Dwight Co., Inc.	29	2,436
Clorox Company, The	15	1,512
Coca-Cola Company, The	473	33,051
Coca-Cola Consolidated, Inc.	6	975
Colgate-Palmolive Company	98	7,748
Conagra Brands, Inc.	58	995
Constellation Brands, Inc. - Class A	18	2,537
Costco Wholesale Corporation	54	46,315
Coty Inc. - Class A (a)	42	131
Darling Ingredients Inc. (a)	18	636
Dollar General Corporation	27	3,522
Dollar Tree, Inc. (a)	24	2,938
e.l.f. Beauty, Inc. (a)	6	465
Estee Lauder Companies Inc., The - Class A	29	3,077
General Mills, Inc.	65	2,998
Hershey Company, The	18	3,247
Hormel Foods Corporation	35	836
Ingredion Incorporated	8	829
J. M. Smucker Company, The	13	1,236
Kenvue Inc.	210	3,617
Keurig Dr Pepper Inc.	147	4,117
Kimberly-Clark Corporation	40	4,063
Kraft Heinz Company, The	105	2,553
Kroger Co., The	74	4,642
Lamb Weston Holdings, Inc.	16	665
McCormick & Company, Incorporated	30	2,071
Molson Coors Beverage Company - Class B	20	946
Mondelez International, Inc. - Class A	157	8,438
Monster Beverage 1990 Corporation (a)	83	6,351
PepsiCo, Inc.	166	23,774
Performance Food Group Company (a)	19	1,688
Philip Morris International Inc.	188	30,179
Pilgrim's Pride Corporation	5	199
Post Holdings, Inc. (a)	6	600
Primo Brands Corporation - Class A	25	401
Procter & Gamble Company, The	284	40,659
Sprouts Farmers Market, Inc. (a)	12	947
Sysco Corporation	58	4,257
Target Corporation	55	5,368
The Marzetti Company	2	399
Tyson Foods, Inc. - Class A	33	1,928
US Foods Holding Corp. (a)	28	2,086
Walmart Inc.	520	57,983
		345,253
Consumer Discretionary 0.7%
Adtalem Global Education Inc. (a)	4	455
Grand Canyon Education, Inc. (a)	3	561
Laureate Education, Inc. - Class A (a)	15	506
Ollie's Bargain Outlet Holdings, Inc. (a)	7	810
		2,332
Total Common Stocks (cost $327,441)		347,585
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	1,894	1,894
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	626	626
Total Short Term Investments (cost $2,520)		2,520
Total Investments 99.9% (cost $329,961)		350,105
Other Derivative Instruments (0.0)%		(18)
Other Assets and Liabilities, Net 0.1%		313
Total Net Assets 100.0%		350,400

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	41	115,596	113,743	88	—	—	1,894	0.5
JNL Government Money Market Fund, 3.74% - Class SL	—	21,196	20,570	8	—	—	626	0.2
	41	136,792	134,313	96	—	—	2,520	0.7

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	38	March 2026	3,035	(18)	(34)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	347,585	—	—	347,585
Short Term Investments	2,520	—	—	2,520
	350,105	—	—	350,105
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(34)	—	—	(34)
	(34)	—	—	(34)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.5%
Financials 28.2%
American Express Company	167	61,685
Goldman Sachs Group, Inc., The	167	146,564
JPMorgan Chase & Co.	166	53,727
Travelers Companies, Inc., The	167	48,364
Visa Inc. - Class A	166	58,477
		368,817
Information Technology 20.1%
Apple Inc.	166	45,330
Cisco Systems, Inc.	167	12,844
International Business Machines Corporation	167	49,390
Microsoft Corporation	167	80,638
NVIDIA Corporation	167	31,097
Salesforce, Inc.	167	44,171
		263,470
Industrials 14.6%
3M Company	166	26,695
Boeing Company, The (a)	167	36,202
Caterpillar Inc.	166	95,520
Honeywell International Inc.	167	32,529
		190,946
Health Care 12.4%
Amgen Inc.	167	54,575
Johnson & Johnson	167	34,507
Merck & Co., Inc.	167	17,551
UnitedHealth Group Incorporated	167	55,042
		161,675
Consumer Discretionary 12.0%
Amazon.com, Inc. (a)	167	38,487
Home Depot, Inc., The	167	57,375
McDonald's Corporation	167	50,960
Nike, Inc. - Class B	167	10,623
		157,445
Consumer Staples 4.1%
Coca-Cola Company, The	167	11,657
Procter & Gamble Company, The	167	23,895
Walmart Inc.	166	18,576
		54,128
Materials 4.1%
Sherwin-Williams Company, The	166	54,028
Communication Services 2.0%
Verizon Communications Inc.	167	6,791
Walt Disney Company, The	166	18,970
		25,761
Energy 2.0%
Chevron Corporation	167	25,413
Total Common Stocks (cost $685,479)		1,301,683
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	6,085	6,085
Total Short Term Investments (cost $6,085)		6,085
Total Investments 99.9% (cost $691,564)		1,307,768
Other Derivative Instruments (0.0)%		(46)
Other Assets and Liabilities, Net 0.1%		711
Total Net Assets 100.0%		1,308,433

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	3,560	153,048	150,523	352	—	—	6,085	0.5
JNL Government Money Market Fund, 3.74% - Class SL	—	77,922	77,922	31	—	—	—	—
	3,560	230,970	228,445	383	—	—	6,085	0.5

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	29	March 2026	7,083	(46)	(74)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,301,683	—	—	1,301,683
Short Term Investments	6,085	—	—	6,085
	1,307,768	—	—	1,307,768
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(74)	—	—	(74)
	(74)	—	—	(74)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.7%
Energy 99.3%
Antero Midstream Corporation	252	4,486
Antero Resources Corporation (a)	212	7,302
APA Corporation	288	7,058
Archrock, Inc.	136	3,534
Baker Hughes Company - Class A	791	36,038
California Resources Corporation	52	2,307
Centrus Energy Corp. - Class A (a) (b)	13	3,132
Cheniere Energy, Inc.	172	33,388
Chevron Corporation	1,492	227,420
Chord Energy Corporation	48	4,435
CNX Resources Corporation (a)	100	3,663
Comstock Resources, Inc. (a) (b)	55	1,270
ConocoPhillips	988	92,469
Core Natural Resources, Inc.	40	3,568
Coterra Energy Inc.	607	15,974
Devon Energy Corporation	491	17,969
Diamondback Energy, Inc.	152	22,857
DT Midstream, Inc.	78	9,394
EOG Resources, Inc.	436	45,757
EQT Corporation	496	26,589
Expand Energy Corporation	182	20,119
Exxon Mobil Corporation	3,371	405,664
Halliburton Company	689	19,459
HF Sinclair Corporation	121	5,594
Kinder Morgan, Inc.	1,571	43,197
Magnolia Oil & Gas Corporation - Class A	140	3,063
Marathon Petroleum Corporation	231	37,582
Matador Resources Company	89	3,766
Murphy Oil Corporation	106	3,306
Noble Corporation 2022 Limited	100	2,816
NOV Inc.	289	4,519
Occidental Petroleum Corporation	523	21,513
ONEOK, Inc.	497	36,561
Ovintiv Canada ULC	208	8,152
Permian Resources Corporation - Class A	510	7,159
Phillips 66	322	41,514
Range Resources Corporation	191	6,727
Schlumberger Limited	1,187	45,553
Targa Resources Corp.	173	31,976
TechnipFMC PLC	305	13,577
Texas Pacific Land Corporation	46	13,114
Valero Energy Corporation	243	39,601
Venture Global, Inc. - Class A (b)	79	537
Viper Energy, Inc. - Class A	134	5,183
Weatherford International Public Limited Company	58	4,567
Williams Companies, Inc., The	972	58,412
		1,451,841
Utilities 0.4%
National Fuel Gas Company	72	5,802
Total Common Stocks (cost $1,317,050)		1,457,643
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	5,509	5,509
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	571	571
Total Short Term Investments (cost $6,080)		6,080
Total Investments 100.1% (cost $1,323,130)		1,463,723
Other Derivative Instruments (0.0)%		(40)
Other Assets and Liabilities, Net (0.1)%		(833)
Total Net Assets 100.0%		1,462,850

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	10,297	343,310	348,098	319	—	—	5,509	0.4
JNL Government Money Market Fund, 3.74% - Class SL	355	45,151	44,935	33	—	—	571	—
	10,652	388,461	393,033	352	—	—	6,080	0.4

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	73	March 2026	6,711	(40)	170

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	1,457,643	—	—	1,457,643
Short Term Investments	6,080	—	—	6,080
	1,463,723	—	—	1,463,723
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	170	—	—	170
	170	—	—	170

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.5%
Financials 98.9%
Affiliated Managers Group, Inc.	5	1,484
AFLAC Incorporated	86	9,435
Allstate Corporation, The	48	9,992
Ally Financial Inc.	50	2,248
American Express Company	98	36,222
American Financial Group, Inc.	13	1,794
American International Group, Inc.	97	8,311
Ameriprise Financial, Inc.	17	8,257
Ameris Bancorp	11	828
AON Public Limited Company - Class A	39	13,733
Apollo Global Management, Inc.	75	10,835
Arch Capital Group Ltd. (a)	68	6,491
Ares Management Corporation - Class A	37	5,947
Arthur J. Gallagher & Co.	46	11,957
Associated Banc-Corp	30	770
Assurant, Inc.	9	2,218
Assured Guaranty Ltd.	9	763
Atlantic Union Bank	23	822
AXIS Capital Holdings Limited	14	1,488
Axos Financial, Inc. (a)	9	755
BancFirst Corporation	4	380
Bank of America Corporation	1,211	66,626
Bank of New York Mellon Corporation, The (b)	122	14,145
Bank OZK	19	868
Berkshire Hathaway Inc. - Class B (a)	334	167,631
BlackRock, Inc.	25	26,963
Blackstone Inc. - Class A	134	20,624
Blue Owl Capital Inc. - Class A	112	1,668
BOK Financial Corporation	4	422
Brown & Brown, Inc.	50	4,021
Cadence Bank	33	1,396
Capital One Financial Corporation	116	28,055
Carlyle Group Inc., The	39	2,331
Charles Schwab Corporation, The	309	30,834
Chubb Limited	66	20,703
Cincinnati Financial Corporation	28	4,591
Citigroup Inc.	324	37,816
Citizens Financial Group, Inc.	80	4,655
CME Group Inc. - Class A	65	17,751
CNO Financial Group, Inc.	18	753
Cohen & Steers, Inc.	5	337
Coinbase Global, Inc. - Class A (a)	41	9,251
Columbia Banking System, Inc.	51	1,431
Comerica Incorporated	23	1,988
Commerce Bancshares, Inc.	25	1,299
Corebridge Financial, Inc.	46	1,395
Credit Acceptance Corporation (a)	1	447
Cullen/Frost Bankers, Inc.	11	1,371
East West Bancorp, Inc.	25	2,814
Enact Holdings, Inc.	5	216
Equitable Holdings, Inc.	52	2,482
Erie Indemnity Company - Class A	5	1,293
Essent Group Ltd.	18	1,180
Evercore Inc. - Class A	7	2,288
Everest Group, Ltd.	8	2,613
F&G Annuities & Life, Inc.	4	117
F.N.B. Corporation	58	987
FactSet Research Systems Inc.	7	1,991
Federated Hermes, Inc. - Class B	15	758
Fidelity National Financial, Inc. - Class A	46	2,536
Fifth Third Bancorp	121	5,643
Figure Technology Solutions, Inc. - Class A (a)	6	229
First American Financial Corporation	18	1,117
First Citizens BancShares, Inc. - Class A	2	4,024
First Financial Bankshares, Inc.	23	678
First Horizon Corporation	90	2,154
FirstCash, Inc.	7	1,159
Flagstar Bank, National Association	54	675
Franklin Resources, Inc.	52	1,235
Freedom Holding Corp. (a) (c)	3	415
Galaxy Digital Inc. - Class A (a) (c)	34	758
Glacier Bancorp, Inc.	22	971
Globe Life Inc.	14	1,979
Goldman Sachs Group, Inc., The	54	47,797
Hamilton Lane Incorporated - Class A	7	935
Hancock Whitney Corporation	15	938
Hanover Insurance Group Inc., The	6	1,123
Hartford Insurance Group, Inc., The	51	7,042
Home BancShares, Inc.	34	951
Houlihan Lokey, Inc. - Class A	10	1,684
Huntington Bancshares Incorporated	279	4,841
Independence Holdings, LLC	22	1,464
Interactive Brokers Group, Inc. - Class A	80	5,166
Intercontinental Exchange, Inc.	104	16,774
International Bancshares Corporation	9	629
Invesco Ltd.	62	1,616
Jackson Financial Inc. - Class A (b)	13	1,363
Janus Henderson Group PLC	21	1,006
Jefferies Financial Group Inc.	29	1,802
JPMorgan Chase & Co.	498	160,468
KeyCorp	171	3,532
Kinsale Capital Group, Inc.	4	1,579
KKR & Co. Inc. - Class A	121	15,404
Lazard, Inc.	17	838
Lemonade, Inc. (a)	10	703
Lincoln National Corporation	31	1,380
Loews Corporation	32	3,316
LPL Financial Holdings Inc.	14	5,162
M&T Bank Corporation	28	5,600
Markel Group Inc. (a)	2	4,650
MarketAxess Holdings Inc.	7	1,202
Marsh & Mclennan Companies, Inc.	89	16,568
MasterCard Incorporated - Class A	149	85,229
Mercury General Corporation	4	410
MetLife, Inc.	100	7,919
MGIC Investment Corporation	38	1,114
Moelis & Company - Class A	13	915
Moody's Corporation	28	14,383
Morgan Stanley	224	39,713
Morningstar, Inc.	5	1,010
MSCI Inc. - Class A	13	7,556
Nasdaq, Inc.	67	6,553
Northern Trust Corporation	34	4,700
Old National Bancorp	63	1,414
Old Republic International Corporation	42	1,894
PayPal Holdings, Inc.	169	9,878
PennyMac Financial Services, Inc.	5	672
Pinnacle Financial Partners, Inc.	13	1,281
Piper Sandler Companies	3	925
PJT Partners Inc. - Class A	4	652
Popular, Inc.	12	1,463
Primerica, Inc.	6	1,536
Principal Financial Group, Inc.	40	3,560
Progressive Corporation, The	106	24,126
Prosperity Bancshares, Inc.	16	1,121
Prudential Financial, Inc.	63	7,155
Radian Group Inc.	26	941
Raymond James Financial, Inc.	31	4,978
Regions Financial Corporation	155	4,190
Reinsurance Group of America, Incorporated	12	2,433
RenaissanceRe Holdings Ltd	8	2,231
RLI Corp.	15	988
Robinhood Markets, Inc. - Class A (a)	136	15,351
Rocket Companies, Inc. - Class A	159	3,073
Ryan Specialty Group Holdings, Inc. - Class A	19	991
S&P Global Inc.	55	28,688
SEI Investments Company	17	1,418
Selective Insurance Group, Inc.	11	940
ServisFirst Bancshares, Inc.	10	695
SLM Corporation	35	948
SoFi Technologies, Inc. (a)	225	5,886
Southstate Bank Corporation	18	1,661
State Street Corporation	51	6,517
StepStone Group Inc. - Class A	12	745
Stifel Financial Corp.	18	2,307
StoneX Group Inc. (a)	8	789

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Synchrony Financial	65	5,449
Synovus Financial Corp.	25	1,265
T. Rowe Price Group, Inc.	39	4,021
Texas Capital Bancshares, Inc. (a)	8	687
TFS Financial Corporation	8	103
The PNC Financial Services Group, Inc.	71	14,899
TPG Inc. - Class A	23	1,496
Tradeweb Markets Inc. - Class A	21	2,267
Travelers Companies, Inc., The	41	11,791
Truist Financial Corporation	234	11,514
U.S. Bancorp	282	15,054
UMB Financial Corporation	13	1,491
United Bankshares, Inc.	25	971
United Community Banks, Inc.	20	638
Unum Group	29	2,268
Upstart Holdings, Inc. (a) (c)	15	676
Valley National Bancorp	79	927
Victory Capital Holdings, Inc. - Class A	8	531
Visa Inc. - Class A	308	108,006
Voya Financial, Inc.	18	1,302
W. R. Berkley Corporation	52	3,659
Webster Financial Corporation	30	1,865
Wells Fargo & Company	569	53,041
Western Alliance Bancorporation	20	1,702
White Mountains Insurance Group Ltd	—	889
Willis Towers Watson Public Limited Company	17	5,460
Wintrust Financial Corporation	12	1,618
Zions Bancorporation, National Association	26	1,503
		1,525,989
Information Technology 0.4%
Bitmine Immersion Technologies, Inc. (c)	52	1,404
Cipher Mining Inc. (a) (c)	59	864
Circle Internet Group, Inc. - Class A (a)	8	646
Cleanspark Inc. (a) (c)	49	500
Hut 8 Corp. (a)	17	783
Mara Holdings, Inc. (a) (c)	68	609
TeraWulf Inc. (a) (c)	55	632
		5,438
Industrials 0.2%
TransUnion	35	3,009
Health Care 0.0%
CorVel Corporation (a)	5	368
Total Common Stocks (cost $1,036,975)		1,534,804
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.64% (b) (d)	7,869	7,869
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (b) (d)	1,911	1,911
Total Short Term Investments (cost $9,780)		9,780
Total Investments 100.1% (cost $1,046,755)		1,544,584
Other Derivative Instruments (0.0)%		(69)
Other Assets and Liabilities, Net (0.1)%		(2,122)
Total Net Assets 100.0%		1,542,393

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	11,535	824	3,575	277	1,596	3,765	14,145	0.9
Jackson Financial Inc. - Class A	1,242	—	135	44	79	177	1,363	0.1
JNL Government Money Market Fund, 3.74% - Class SL	1,441	64,144	63,674	69	—	—	1,911	0.1
JNL Government Money Market Fund, 3.64% - Class I	6,429	318,869	317,429	321	—	—	7,869	0.5
	20,647	383,837	384,813	711	1,675	3,942	25,288	1.6

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	53	March 2026	9,097	(69)	(100)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,534,804	—	—	1,534,804
Short Term Investments	9,780	—	—	9,780
	1,544,584	—	—	1,544,584
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(100)	—	—	(100)
	(100)	—	—	(100)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.4%
Health Care 99.3%
Abbott Laboratories	774	96,936
AbbVie Inc.	786	179,508
ADMA Biologics, Inc. (a)	104	1,897
Agilent Technologies, Inc.	127	17,229
Align Technology, Inc. (a)	31	4,914
Alignment Healthcare, Inc. (a)	48	942
Alkermes Public Limited Company (a)	71	1,999
Alnylam Pharmaceuticals, Inc. (a)	56	22,479
Amgen Inc.	239	78,290
Arcellx Inc. (a)	17	1,136
Arrowhead Pharmaceuticals Inc (a)	54	3,562
Avantor, Inc. (a) (b)	300	3,440
Avidity Biosciences, Inc. (a)	52	3,786
Axsome Therapeutics, Inc. (a)	18	3,242
Baxter International Inc.	226	4,312
Becton, Dickinson and Company	128	24,796
Biogen Inc. (a)	63	11,046
BioMarin Pharmaceutical Inc. (a)	84	4,998
Bio-Rad Laboratories, Inc. - Class A (a)	9	2,631
Bio-Techne Corporation	69	4,087
Boston Scientific Corporation (a)	658	62,708
Bridgebio Pharma, Inc. (a)	62	4,723
Brightspring Health Services, Inc. (a)	30	1,139
Bristol-Myers Squibb Company	905	48,839
Bruker Corporation	45	2,138
Canticle Pharmaceuticals, Inc. (a)	8	4,792
Cardinal Health, Inc.	106	21,804
Cencora, Inc.	82	27,544
Centene Corporation (a)	209	8,586
Charles River Laboratories International, Inc. (a)	20	4,050
Chemed Corporation	6	2,761
Cigna Group, The	115	31,545
Cooper Companies, Inc., The (a)	88	7,236
Corcept Therapeutics Incorporated (a)	43	1,509
Crinetics Pharmaceuticals, Inc. (a)	40	1,861
CRISPR Therapeutics AG (a) (b)	42	2,201
CVS Health Corporation	562	44,628
Cytokinetics, Incorporated (a)	53	3,360
Danaher Corporation	287	65,620
DaVita, Inc. (a)	16	1,770
DexCom, Inc. (a)	173	11,467
Doximity, Inc. - Class A (a)	57	2,508
Edwards Lifesciences Corporation (a)	261	22,214
Elanco Animal Health Incorporated (a) (b)	212	4,791
Elevance Health, Inc.	99	34,597
Eli Lilly and Company	356	382,082
Encompass Health Corporation	42	4,502
Ensign Group, Inc., The	26	4,512
Exact Sciences Corporation (a)	82	8,357
Exelixis, Inc. (a)	113	4,968
GE HealthCare Technologies Inc.	203	16,631
Gilead Sciences, Inc.	554	68,055
Glaukos Corporation (a)	24	2,689
Globus Medical, Inc. - Class A (a)	51	4,422
Guardant Health, Inc. (a)	51	5,231
Halozyme Therapeutics, Inc. (a)	54	3,651
HCA Healthcare, Inc.	72	33,639
HealthEquity, Inc. (a)	37	3,424
Henry Schein, Inc. (a)	46	3,488
Hims & Hers Health, Inc. - Class A (a) (b)	91	2,955
Hologic, Inc. (a)	99	7,380
Humana Inc.	54	13,725
IDEXX Laboratories, Inc. (a)	34	23,076
Illumina, Inc. (a)	68	8,877
Incyte Corporation (a)	72	7,106
Insmed Incorporated (a)	93	16,126
Insulet Corporation (a)	31	8,871
Intuitive Surgical, Inc. (a)	157	88,892
Ionis Pharmaceuticals, Inc. (a)	66	5,226
IQVIA Holdings Inc. (a)	75	16,878
Irhythm Technologies, Inc. (a)	14	2,479
Jazz Pharmaceuticals Public Limited Company (a)	27	4,545
Johnson & Johnson	1,071	221,682
Krystal Biotech, Inc. (a)	11	2,838
Kymera Therapeutics, Inc. (a)	21	1,657
Labcorp Holdings Inc.	37	9,301
Lantheus Holdings, Inc. (a)	31	2,052
Masimo Corporation (a)	21	2,740
McKesson Corporation	55	45,052
Medpace Holdings, Inc. (a)	10	5,708
Medtronic, Inc.	571	54,820
Merck & Co., Inc.	1,104	116,254
Merit Medical Systems, Inc. (a)	26	2,337
Mettler-Toledo International Inc. (a)	9	12,952
Moderna, Inc. (a)	155	4,561
Molina Healthcare, Inc. (a)	23	3,954
Natera, Inc. (a)	59	13,410
Neurocrine Biosciences, Inc. (a)	44	6,190
Nuvalent, Inc. - Class A (a)	20	1,988
Option Care Health, Inc. (a)	74	2,358
Penumbra, Inc. (a)	16	5,124
Pfizer Inc.	2,522	62,790
Praxis Precision Medicines, Inc. (a)	9	2,624
Protagonist Therapeutics, Inc. (a)	23	2,044
PTC Therapeutics, Inc. (a)	31	2,362
Quest Diagnostics Incorporated	49	8,545
RadNet, Inc. (a)	30	2,109
Regeneron Pharmaceuticals, Inc.	45	34,571
Repligen Corporation (a)	23	3,835
ResMed Inc.	66	15,791
Revolution Medicines, Inc. (a)	67	5,308
Revvity, Inc.	53	5,162
Rhythm Pharmaceuticals, Inc. (a)	23	2,507
Roivant Sciences Ltd. (a)	173	3,764
Royalty Pharma PLC - Class A	157	6,075
Soleno Therapeutics, Inc. (a)	19	879
Solventum Corporation (a)	61	4,841
Sotera Health LLC (a)	68	1,203
Steris Public Limited Company	42	10,736
Stryker Corporation	161	56,515
Summit Therapeutics Inc. (a)	51	891
Teleflex Incorporated	21	2,533
Tempus AI, Inc. - Class A (a)	38	2,229
Tenet Healthcare Corporation (a)	39	7,751
TG Therapeutics, Inc. (a) (b)	65	1,942
Thermo Fisher Scientific Inc.	168	97,334
TransMedics Group, Inc. (a)	14	1,695
uniQure N.V. (a)	23	555
United Therapeutics Corporation (a)	18	8,594
UnitedHealth Group Incorporated	403	133,118
Universal Health Services, Inc. - Class B	25	5,382
Vaxcyte, Inc. (a)	51	2,345
Veeva Systems Inc. - Class A (a)	67	14,900
Vertex Pharmaceuticals Incorporated (a)	113	51,133
Viatris Inc.	532	6,618
Viking Therapeutics, Inc. (a)	48	1,679
Waters Corporation (a)	26	10,005
Waystar Holding Corp. (a)	36	1,182
West Pharmaceutical Services, Inc.	32	8,851
Zimmer Biomet Holdings, Inc.	89	7,969
Zoetis Inc. - Class A	198	24,962
		2,785,715
Materials 0.1%
AptarGroup, Inc.	29	3,562
Total Common Stocks (cost $1,567,948)		2,789,277
RIGHTS 0.0%
Akero Therapeutics Inc. (a) (c)	29	19
Total Rights (cost $0)		19
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	8,125	8,125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)
December 31, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (d) (e)	1,631	1,631
Total Short Term Investments (cost $9,756)		9,756
Total Investments 99.8% (cost $1,577,704)		2,799,052
Other Derivative Instruments (0.0)%		(75)
Other Assets and Liabilities, Net 0.2%		6,839
Total Net Assets 100.0%		2,805,816

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	16,887	416,246	425,008	390	—	—	8,125	0.3
JNL Government Money Market Fund, 3.74% - Class SL	1,419	98,491	98,279	130	—	—	1,631	—
	18,306	514,737	523,287	520	—	—	9,756	0.3

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	121	March 2026	19,085	(75)	(33)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	2,789,277	—	—	2,789,277
Rights	—	—	19	19
Short Term Investments	9,756	—	—	9,756
	2,799,033	—	19	2,799,052
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(33)	—	—	(33)
	(33)	—	—	(33)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.5%
Industrials 98.1%
3M Company	38	6,027
A. O. Smith Corporation	8	543
AAON, Inc.	5	360
Acuity Brands, Inc.	2	763
Advanced Drainage Systems, Inc.	5	707
AECOM	9	866
AeroVironment, Inc. (a)	3	633
AGCO Corporation	4	440
Air Lease Corporation - Class A	7	424
Alaska Air Group, Inc. (a)	8	392
Allegion Public Limited Company	6	969
Amentum Holdings, Inc. (a)	9	271
American Airlines Group Inc. (a)	46	706
AMETEK, Inc.	16	3,343
API Group Corporation (a)	22	841
Applied Industrial Technologies, Inc.	3	701
Archer Aviation Inc. - Class A (a)	35	266
Arcosa, Inc.	3	350
Argan, Inc.	1	287
Armstrong World Industries, Inc.	3	589
ATI Inc. (a)	10	1,092
Avis Budget Group, Inc. (a)	1	158
Axon Enterprise, Inc. (a)	5	2,975
Bloom Energy Corporation - Class A (a)	15	1,342
Boeing Company, The (a)	55	11,929
Booz Allen Hamilton Holding Corporation - Class A	9	731
Brink's Company, The	3	336
Builders FirstSource, Inc. (a)	8	829
BWXT Government Group, Inc.	6	1,120
C.H. Robinson Worldwide, Inc.	8	1,341
Carlisle Companies Incorporated	3	979
Carpenter Technology Corporation	3	1,052
Carrier Global Corporation	56	2,942
Casella Waste Systems, Inc. - Class A (a)	4	433
Caterpillar Inc.	33	19,052
Chart Industries, Inc. (a)	3	658
Cintas Corporation	24	4,601
Clean Harbors, Inc. (a)	4	850
CNH Industrial N.V.	62	574
Comfort Systems USA, Inc.	2	2,320
Construction Partners, Inc. - Class A (a)	3	362
Copart, Inc. (a)	59	2,328
Core & Main, Inc. - Class A (a)	12	620
Crane Company	3	643
CSW Industrials, Inc.	1	348
CSX Corporation	132	4,773
Cummins Inc.	10	4,956
Curtiss-Wright Corporation	3	1,468
Deere & Company	18	8,208
Delta Air Lines, Inc.	46	3,192
Donaldson Company, Inc.	9	757
Dover Corporation	10	1,899
Dycom Industries, Inc. (a)	2	666
Eaton Corporation Public Limited Company	28	8,810
EMCOR Group, Inc.	3	1,926
Emerson Electric Co.	40	5,283
EnerSys	3	398
Enpro Inc.	1	295
Eos Energy Enterprises, Inc. - Class A (a) (b)	18	204
Equifax, Inc.	9	1,892
ESAB Corporation	4	450
Everus Construction Group, Inc. (a)	4	307
Expeditors International of Washington, Inc. - Class A	9	1,407
Exponent, Inc.	4	249
Fastenal Company	81	3,237
Federal Signal Corporation	4	464
FedEx Corporation	16	4,504
Ferguson Enterprises Inc.	14	3,161
Flowserve Corporation	9	644
Fluor Corporation (a)	11	444
Fortune Brands Innovations, Inc.	8	411
Franklin Electric Co., Inc.	3	263
FTI Consulting, Inc. (a)	2	393
Gates Industrial Corporation PLC (a)	17	374
GATX Corporation	3	425
GE Vernova Inc.	19	12,609
Generac Holdings Inc. (a)	4	575
General Dynamics Corporation	17	5,776
General Electric Company	75	23,054
Graco Inc.	12	978
Granite Construction Incorporated	3	331
Griffon Corporation	3	208
GXO Logistics Inc. (a)	8	435
HEICO Corporation	3	967
HEICO Corporation - Class A	5	1,373
Herc Holdings Inc.	2	324
Hexcel Corporation	6	420
Honeywell International Inc.	45	8,755
Howmet Aerospace Inc.	27	5,622
Hubbell Incorporated	4	1,684
Huntington Ingalls Industries, Inc.	3	937
IDEX Corporation	5	898
IES Holdings, Inc. (a)	1	231
Illinois Tool Works Inc.	20	5,035
Ingersoll Rand Inc.	28	2,211
ITT Inc.	6	1,062
J.B. Hunt Transport Services, Inc.	5	1,056
Jacobs Solutions Inc.	9	1,148
JBT Marel Corporation	4	544
Joby Aviation, Inc. - Class A (a)	40	526
Johnson Controls International Public Limited Company	43	5,169
Karman Holdings Inc. (a) (b)	2	181
KBR, Inc.	9	376
Kirby Corporation (a)	4	427
Knight-Swift Transportation Holdings Inc. - Class A	11	581
Korn Ferry	3	229
Kratos Defense & Security Solutions, Inc. (a)	12	889
L3Harris Technologies, Inc.	13	3,863
Landstar System, Inc.	2	356
Lennox International Inc.	2	1,125
Leonardo DRS, Inc.	5	177
Lincoln Electric Holdings, Inc.	4	951
Loar Holdings Inc. (a)	2	111
Lockheed Martin Corporation	14	6,793
Masco Corporation	15	951
MasTec, Inc. (a)	4	941
Maximus, Inc.	4	343
Mercury Systems, Inc. (a)	4	266
Middleby Corporation, The (a)	4	530
Mine Safety Appliances Company, LLC	3	424
MOOG Inc. - Class A	2	485
MSC Industrial Direct Co., Inc. - Class A	3	232
Mueller Industries, Inc.	8	894
Mueller Water Products, Inc. - Class A	11	259
Nordson Corporation	4	884
Norfolk Southern Corporation	16	4,622
Northrop Grumman Corporation	10	5,556
NuScale Power, LLC - Class A (a) (b)	11	156
Nvent Electric Public Limited Company	11	1,159
Old Dominion Freight Line, Inc.	13	2,031
Oshkosh Corporation	4	538
Otis Worldwide Corporation	28	2,440
Owens Corning	6	676
PACCAR Inc.	36	3,976
Parker-Hannifin Corporation	9	7,527
Pentair Public Limited Company	12	1,218
Powell Industries, Inc.	1	208
Primoris Services Corporation	4	469
Quanta Services, Inc.	10	4,394
Qxo, Inc. (a) (b)	42	802
RBC Bearings Incorporated (a)	2	981
Regal Rexnord Corporation	5	657
Republic Services, Inc.	14	3,045
Rocket Lab Usa, Inc. (a)	30	2,067

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Rockwell Automation, Inc.	8	3,106
RTX Corporation	95	17,353
Ryder System, Inc.	3	551
Saia, Inc. (a)	2	607
SiteOne Landscape Supply, Inc. (a)	3	395
SkyWest, Inc. (a)	3	272
Snap-on Incorporated	4	1,241
Southwest Airlines Co.	32	1,342
SPX Technologies, Inc. (a)	4	702
StandardAero, Inc. (a)	8	225
Stanley Black & Decker, Inc.	11	804
Sterling Infrastructure, Inc. (a)	2	661
Tetra Tech, Inc.	18	591
Textron Inc.	13	1,113
Timken Company, The	5	382
Toro Company, The	7	552
Trane Technologies Public Limited Company	16	6,133
TransDigm Group Incorporated	4	5,031
Trex Company, Inc. (a)	8	267
U-Haul Holding Company (a)	1	27
U-Haul Holding Company - Series N	7	320
UL Solutions Inc. - Class A	4	336
Union Pacific Corporation	42	9,687
United Airlines Holdings, Inc. (a)	23	2,589
United Parcel Service, Inc. - Class B	52	5,181
United Rentals, Inc.	4	3,638
Valmont Industries, Inc.	1	576
Veralto Corporation	17	1,672
Verisk Analytics, Inc.	10	2,223
Vertiv Holdings Co - Class A	26	4,286
VSE Corporation	1	257
W.W. Grainger, Inc.	3	3,190
Waste Management, Inc.	26	5,712
Watsco, Inc.	2	832
Watts Water Technologies, Inc. - Class A	2	536
WESCO International, Inc.	3	833
Westinghouse Air Brake Technologies Corporation	12	2,583
Willscot Holdings Corporation - Class A	13	244
Woodward, Inc.	4	1,265
XPO, Inc. (a)	8	1,132
Xylem Inc.	17	2,323
Zurn Elkay Water Solutions Corporation	11	493
		378,534
Consumer Discretionary 0.6%
ADT, Inc.	25	202
Aramark	19	683
Pool Corporation	3	595
TopBuild Corp. (a)	2	823
		2,303
Financials 0.4%
Global Payments Inc.	17	1,336
Information Technology 0.3%
Advanced Energy Industries, Inc.	3	559
Dolby Laboratories, Inc. - Class A	4	279
Mirion Technologies (US), Inc. - Class A (a)	16	376
		1,214
Materials 0.1%
Louisiana-Pacific Corporation (W VA)	5	364
Total Common Stocks (cost $306,964)		383,751
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	1,550	1,550
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	353	353
Total Short Term Investments (cost $1,903)		1,903
Total Investments 100.0% (cost $308,867)		385,654
Other Derivative Instruments (0.0)%		(15)
Other Assets and Liabilities, Net 0.0%		96
Total Net Assets 100.0%		385,735

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	4,623	116,444	119,517	93	—	—	1,550	0.4
JNL Government Money Market Fund, 3.74% - Class SL	623	20,578	20,848	19	—	—	353	0.1
	5,246	137,022	140,365	112	—	—	1,903	0.5

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	11	March 2026	1,748	(15)	(15)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	383,751	—	—	383,751
Short Term Investments	1,903	—	—	1,903
	385,654	—	—	385,654

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Industrials Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
	(15)	—	—	(15)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.7%
Information Technology 96.3%
Accenture Public Limited Company - Class A	220	59,010
ACI Worldwide, Inc. (a)	39	1,849
Adobe Inc. (a)	148	51,786
Advanced Micro Devices, Inc. (a)	572	122,600
Akamai Technologies, Inc. (a)	48	4,184
Allegro Microsystems Inc. (a)	45	1,198
Amkor Technology, Inc.	35	1,372
Amphenol Corporation - Class A	431	58,252
Analog Devices, Inc.	175	47,440
AppFolio, Inc. - Class A (a)	8	1,964
Apple Inc.	5,246	1,426,225
Applied Digital Corporation (a) (b)	90	2,204
Applied Materials, Inc.	283	72,825
Arista Networks, Inc. (a)	363	47,601
Arrow Electronics, Inc. (a)	17	1,882
Astera Labs, Inc. (a)	47	7,740
Atlassian Corporation - Class A (a)	58	9,324
Aurora Innovations Inc. - Class A (a)	396	1,522
Autodesk, Inc. (a)	75	22,245
Avnet, Inc.	26	1,271
Badger Meter, Inc.	11	1,862
Belden Inc.	13	1,457
Bentley Systems, Incorporated - Class B	49	1,876
Bill Holdings, Inc. (a)	30	1,648
Box, Inc. - Class A (a)	52	1,565
Broadcom Inc.	1,631	564,473
Cadence Design Systems, Inc. (a)	96	30,089
Calix, Inc. (a)	23	1,229
CCC Intelligent Solutions Holdings Inc. (a) (b)	169	1,344
CDW Corp.	46	6,282
Ciena Corporation (a)	49	11,563
Cirrus Logic, Inc. (a)	18	2,137
Cisco Systems, Inc.	1,400	107,822
Clearwater Analytics Holdings, Inc. - Class A (a)	98	2,370
Cloudflare, Inc. - Class A (a)	109	21,573
Cognex Corporation	58	2,104
Cognizant Technology Solutions Corporation - Class A	174	14,435
Coherent Corp. (a)	54	9,974
CommVault Systems, Inc. (a)	16	2,016
Confluent, Inc. - Class A (a)	102	3,096
Coreweave, Inc. - Class A (a)	90	6,411
Corning Incorporated	266	23,313
Credo Technology Group Holding Ltd (a)	51	7,398
CrowdStrike Holdings, Inc. - Class A (a)	85	39,950
Datadog, Inc. - Class A (a)	110	14,892
Dell Technologies Inc. - Class C	109	13,688
DocuSign, Inc. (a)	70	4,817
Dropbox, Inc. - Class A (a)	59	1,641
D-Wave Quantum Inc. (a) (b)	119	3,121
Dynatrace, Inc. (a)	103	4,464
Elastic N.V. (a)	32	2,407
Enphase Energy, Inc. (a) (b)	48	1,522
Entegris, Inc.	52	4,376
EPAM Systems, Inc. (a)	19	3,900
F5, Inc. (a)	21	5,233
Fabrinet (a)	13	5,853
Fair Isaac Corporation (a)	8	13,922
First Solar, Inc. (a)	36	9,433
Flex Ltd. (a)	129	7,783
Fortinet, Inc. (a)	224	17,780
Gartner, Inc. (a)	27	6,690
Gen Digital Inc.	198	5,389
GitLab Inc. - Class A (a)	48	1,784
GoDaddy Inc. - Class A (a)	48	5,909
Guidewire Software, Inc. (a)	30	5,961
Hewlett Packard Enterprise Company	466	11,201
HP, Inc.	333	7,411
HubSpot, Inc. (a)	17	7,014
Intel Corporation (a)	1,529	56,429
InterDigital, Inc.	8	2,632
International Business Machines Corporation	329	97,532
Intuit Inc.	96	63,812
ionQ, Inc. (a) (b)	125	5,626
Itron, Inc. (a)	16	1,528
Jabil Inc.	35	8,079
JFROG Ltd (a)	36	2,218
Keysight Technologies, Inc. (a)	61	12,435
KLA Corporation	47	56,796
Kyndryl Holdings, Inc. (a) (b)	84	2,228
Lam Research Corporation	444	75,923
Lattice Semiconductor Corporation (a)	47	3,467
Life360, Inc. (a) (b)	27	1,726
Littelfuse, Inc.	8	2,106
Lumentum Holdings Inc. (a) (b)	24	8,907
MACOM Technology Solutions Holdings, Inc. (a)	22	3,739
Manhattan Associates, Inc. (a)	21	3,589
Marvell Technology, Inc.	302	25,701
Microchip Technology Incorporated	191	12,144
Micron Technology, Inc.	395	112,789
Microsoft Corporation	2,628	1,270,962
MKS Inc.	19	3,076
MongoDB, Inc. - Class A (a)	28	11,691
Monolithic Power Systems, Inc.	16	14,658
Motorola Solutions, Inc.	59	22,641
NetApp, Inc.	68	7,262
Novanta Inc. (a)	11	1,320
Nutanix, Inc. - Class A (a)	90	4,625
NVIDIA Corporation	8,310	1,549,810
NXP Semiconductors N.V.	85	18,466
Okta, Inc. - Class A (a)	58	4,976
ON Semiconductor Corporation (a)	142	7,694
Onto Innovation Inc. (a)	18	2,816
Oracle Corporation	596	116,076
OSI Systems, Inc. (a)	5	1,307
Palantir Technologies Inc. - Class A (a)	771	137,059
Palo Alto Networks, Inc. (a)	244	44,966
Pegasystems Inc.	34	2,004
Plexus Corp. (a)	8	1,173
Procore Technologies, Inc. (a)	43	3,126
PTC Inc. (a)	42	7,386
Pure Storage, Inc. - Class A (a)	110	7,363
Q2 Holdings, Inc. (a)	22	1,570
Qnity Electronics, Inc.	74	6,064
Qorvo, Inc. (a)	31	2,604
Qualcomm Incorporated	384	65,636
Qualys, Inc. (a)	11	1,503
Ralliant Corporation	42	2,161
Rambus Inc. (a)	38	3,465
Rigetti Computing, Inc. (a) (b)	105	2,319
Roper Technologies, Inc.	38	16,793
Rubrik, Inc. - Class A (a)	49	3,724
SailPoint, Inc. (a)	24	482
Salesforce, Inc.	327	86,653
Samsara Inc. - Class A (a)	111	3,939
SanDisk LLC (a)	41	9,802
Sanmina Corporation (a)	17	2,524
Seagate Technology Holdings Public Limited Company	72	19,911
SentinelOne, Inc. - Class A (a)	113	1,700
ServiceNow, Inc. (a)	367	56,198
ServiceTitan, Inc. - Class A (a)	4	436
Silicon Laboratories Inc. (a)	12	1,563
Sitime Corporation (a)	8	2,763
Skyworks Solutions, Inc.	53	3,329
Snowflake Inc. - Class A (a)	118	25,835
Soundhound AI, Inc. - Class A (a) (b)	131	1,305
Strategy Inc - Class A (a)	93	14,119
Super Micro Computer, Inc. (a)	185	5,405
Synopsys, Inc. (a)	65	30,556
TD SYNNEX Corporation	26	3,849
TE Connectivity Public Limited Company	105	23,846
Teledyne Technologies Incorporated (a)	17	8,463
Tenable Holdings, Inc. (a)	44	1,035
Teradyne, Inc.	55	10,704
Texas Instruments Incorporated	321	55,696

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Trimble Inc. (a)	85	6,636
TTM Technologies, Inc. (a)	33	2,305
Twilio Inc. - Class A (a)	51	7,268
Tyler Technologies, Inc. (a)	15	6,852
Uipath, Inc. - Class A (a)	155	2,543
Unity Software Inc. (a)	111	4,919
Universal Display Corporation	17	2,008
Varonis Systems, Inc. (a)	41	1,330
VeriSign, Inc.	28	6,793
ViaSat, Inc. (a)	37	1,287
Vontier Corporation	54	2,021
Western Digital Corporation	122	21,061
Workday, Inc. - Class A (a)	76	16,271
Workiva Inc. - Class A (a)	19	1,645
Zebra Technologies Corporation - Class A (a)	18	4,291
Zoom Communications, Inc. - Class A (a)	84	7,261
Zscaler, Inc. (a)	34	7,604
		7,352,582
Industrials 2.2%
Automatic Data Processing, Inc.	143	36,656
Broadridge Financial Solutions, Inc.	41	9,127
Caci International Inc. - Class A (a)	8	4,046
Dayforce, Inc. (a)	56	3,904
ESCO Technologies Inc.	9	1,731
ExlService Holdings, Inc. (a)	54	2,277
Fortive Corporation	114	6,291
Genpact Limited	54	2,547
Leidos Holdings, Inc.	42	7,563
Lyft, Inc. - Class A (a)	142	2,756
NextPower LLC - Class A (a)	51	4,412
Parsons Corporation (a) (b)	20	1,208
Paychex, Inc.	114	12,796
Paycom Software, Inc.	18	2,922
Paylocity Holding Corporation (a)	16	2,467
Science Applications International Corporation	17	1,723
Sensata Technologies Holding PLC	52	1,745
SS&C Technologies Holdings, Inc.	76	6,666
Sunrun Inc. (a)	76	1,398
Uber Technologies, Inc. (a)	713	58,229
Verra Mobility Corporation - Class A (a)	59	1,323
		171,787
Financials 0.9%
Affirm Holdings, Inc. - Class A (a)	93	6,938
Block, Inc. - Class A (a)	197	12,825
Corpay Inc. (a)	24	7,191
Fidelity National Information Services, Inc.	187	12,428
Fiserv, Inc. (a)	191	12,840
Jack Henry & Associates, Inc.	25	4,588
Shift4 Payments, LLC - Class A (a) (b)	24	1,504
Toast, Inc. - Class A (a)	173	6,160
Wex, Inc. (a)	12	1,714
		66,188
Consumer Discretionary 0.2%
Duolingo, Inc. - Class A (a)	14	2,482
Garmin Ltd.	57	11,518
		14,000
Communication Services 0.1%
AST Spacemobile, Inc. - Class A (a) (b)	86	6,234
Total Common Stocks (cost $4,082,522)		7,610,791
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	20,654	20,654
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	11,712	11,712
Total Short Term Investments (cost $32,366)		32,366
Total Investments 100.1% (cost $4,114,888)		7,643,157
Other Derivative Instruments (0.0)%		(259)
Other Assets and Liabilities, Net (0.1)%		(9,577)
Total Net Assets 100.0%		7,633,321

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	27,691	822,327	829,364	1,007	—	—	20,654	0.3
JNL Government Money Market Fund, 3.74% - Class SL	13	266,071	254,372	503	—	—	11,712	0.1
	27,704	1,088,398	1,083,736	1,510	—	—	32,366	0.4

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	86	March 2026	25,530	(259)	(372)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	7,610,791	—	—	7,610,791
Short Term Investments	32,366	—	—	32,366
	7,643,157	—	—	7,643,157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Information Technology Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(372)	—	—	(372)
	(372)	—	—	(372)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.6%
Materials 98.5%
Air Products and Chemicals, Inc.	31	7,663
Albemarle Corporation	16	2,314
Alcoa Corporation	36	1,933
Axalta Coating Systems Ltd. (a)	29	929
Balchem Corporation	5	696
Cabot Corporation	7	469
Celanese Corporation - Class A	14	607
CF Industries Holdings, Inc.	22	1,691
Cleveland-Cliffs Inc. (a)	76	1,015
Coeur Mining, Inc. (a)	88	1,562
Commercial Metals Company	15	1,022
Corteva, Inc.	96	6,409
CRH Public Limited Company	94	11,716
Dow Inc.	98	2,288
DuPont de Nemours, Inc.	58	2,346
Eagle Materials Inc.	5	958
Eastman Chemical Company	16	1,026
Ecolab Inc.	35	9,311
Element Solutions Inc.	30	762
Freeport-McMoRan Inc.	200	10,182
Hecla Mining Company	85	1,629
International Flavors & Fragrances Inc.	36	2,402
KRC Materials, Inc. (a)	7	499
Linde Public Limited Company	66	27,999
LyondellBasell Industries N.V. - Class A	36	1,565
Martin Marietta Materials, Inc.	8	5,263
Mosaic Company, The	43	1,030
MP Materials Corp. - Class A (a) (b)	17	880
NewMarket Corporation	1	694
Newmont Corporation	153	15,297
Nucor Corporation	32	5,196
PPG Industries, Inc.	32	3,247
Reliance, Inc.	7	2,120
Royal Gold, Inc.	11	2,500
RPM International Inc.	18	1,867
Sensient Technologies Corporation	6	553
Sherwin-Williams Company, The	32	10,411
Solstice Advanced Materials US, Inc. (a)	22	1,078
Southern Copper Corporation	13	1,823
Steel Dynamics, Inc.	19	3,227
Vulcan Materials Company	19	5,286
Westlake Corporation	5	350
		159,815
Industrials 1.1%
Simpson Manufacturing Co., Inc.	6	944
UFP Industries, Inc.	8	770
		1,714
Total Common Stocks (cost $141,285)		161,529
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	827	827
Total Short Term Investments (cost $827)		827
Total Investments 100.1% (cost $142,112)		162,356
Other Derivative Instruments (0.0)%		(7)
Other Assets and Liabilities, Net (0.1)%		(143)
Total Net Assets 100.0%		162,206

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	1,257	47,237	47,667	26	—	—	827	0.5
JNL Government Money Market Fund, 3.74% - Class SL	408	18,527	18,935	9	—	—	—	—
	1,665	65,764	66,602	35	—	—	827	0.5

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	8	March 2026	770	(7)	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	161,529	—	—	161,529
Short Term Investments	827	—	—	827
	162,356	—	—	162,356
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5	—	—	5
	5	—	—	5

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.5%
Information Technology 52.6%
Adobe Inc. (a)	223	78,091
Advanced Micro Devices, Inc. (a)	868	185,846
Analog Devices, Inc.	261	70,783
Apple Inc.	2,853	775,611
Applied Materials, Inc.	425	109,126
AppLovin Corporation - Class A (a)	164	110,477
Arm Holdings PLC - ADR (a)	72	7,850
ASML Holding N.V. - ADR	47	50,031
Atlassian Corporation - Class A (a)	90	14,523
Autodesk, Inc. (a)	113	33,450
Broadcom Inc.	912	315,567
Cadence Design Systems, Inc. (a)	145	45,352
Cisco Systems, Inc.	2,106	162,228
Cognizant Technology Solutions Corporation - Class A	257	21,353
CrowdStrike Holdings, Inc. - Class A (a)	134	62,704
Datadog, Inc. - Class A (a)	173	23,590
Fortinet, Inc. (a)	396	31,477
Intel Corporation (a)	2,543	93,819
Intuit Inc.	148	98,255
KLA Corporation	70	85,099
Lam Research Corporation	669	114,604
Marvell Technology, Inc.	460	39,050
Microchip Technology Incorporated	288	18,356
Micron Technology, Inc.	600	171,201
Microsoft Corporation	1,435	694,006
Monolithic Power Systems, Inc.	26	23,145
NVIDIA Corporation	4,692	875,017
NXP Semiconductors N.V.	134	29,118
Palantir Technologies Inc. - Class A (a)	1,218	216,430
Palo Alto Networks, Inc. (a)	371	68,434
Qualcomm Incorporated	571	97,647
Roper Technologies, Inc.	57	25,539
Seagate Technology Holdings Public Limited Company	114	31,348
Shopify Inc. - Class A (a)	652	104,901
Strategy Inc - Class A (a)	143	21,683
Synopsys, Inc. (a)	99	46,506
Texas Instruments Incorporated	484	84,025
Western Digital Corporation	182	31,395
Workday, Inc. - Class A (a)	114	24,385
Zscaler, Inc. (a)	85	19,119
		5,111,141
Communication Services 15.9%
Alphabet Inc. - Class A	1,123	351,600
Alphabet Inc. - Class C	1,044	327,597
Comcast Corporation - Class A	1,937	57,905
Electronic Arts Inc.	133	27,240
Former Charter Communications Parent, Inc. - Class A (a)	69	14,399
Meta Platforms, Inc. - Class A	567	374,295
Netflix, Inc. (a)	2,259	211,767
Take-Two Interactive Software, Inc. (a)	98	25,217
T-Mobile US, Inc.	596	121,051
Warner Bros. Discovery, Inc. - Series A (a)	1,321	38,066
		1,549,137
Consumer Discretionary 13.3%
Airbnb, Inc. - Class A (a)	227	30,767
Amazon.com, Inc. (a)	2,064	476,421
Booking Holdings Inc.	17	92,010
DoorDash, Inc. - Class A (a)	217	49,053
Marriott International, Inc. - Class A	143	44,376
MercadoLibre, Inc. (a)	27	54,431
O'Reilly Automotive, Inc. (a)	450	41,038
PDD Holdings Inc. - ADR (a)	356	40,369
Ross Stores, Inc.	173	31,228
Starbucks Corporation	606	51,040
Tesla, Inc. (a)	854	384,109
		1,294,842
Health Care 5.4%
Alnylam Pharmaceuticals, Inc. (a)	70	28,002
Amgen Inc.	287	93,946
AstraZeneca PLC - ADR	311	28,603
DexCom, Inc. (a)	208	13,798
GE HealthCare Technologies Inc.	243	19,915
Gilead Sciences, Inc.	661	81,170
IDEXX Laboratories, Inc. (a)	43	28,795
Insmed Incorporated (a)	114	19,785
Intuitive Surgical, Inc. (a)	189	107,017
Regeneron Pharmaceuticals, Inc.	55	42,493
Vertex Pharmaceuticals Incorporated (a)	135	61,312
		524,836
Consumer Staples 4.6%
Coca-Cola Europacific Partners PLC	244	22,152
Costco Wholesale Corporation	236	203,707
Keurig Dr Pepper Inc.	724	20,284
Kraft Heinz Company, The	631	15,300
Mondelez International, Inc. - Class A	688	37,024
Monster Beverage 1990 Corporation (a)	521	39,928
PepsiCo, Inc.	729	104,601
		442,996
Industrials 4.2%
Automatic Data Processing, Inc.	216	55,454
Axon Enterprise, Inc. (a)	42	23,888
Cintas Corporation	214	40,286
Copart, Inc. (a)	516	20,201
CSX Corporation	993	35,981
Fastenal Company	612	24,557
Ferrovial SE (b)	391	25,270
Honeywell International Inc.	338	66,021
Old Dominion Freight Line, Inc.	111	17,476
PACCAR Inc.	280	30,657
Paychex, Inc.	192	21,520
Thomson Reuters Corporation (b)	237	31,275
Verisk Analytics, Inc.	74	16,618
		409,204
Utilities 1.4%
American Electric Power Company, Inc.	285	32,827
Constellation Energy Group, Inc.	166	58,805
Exelon Corporation	538	23,474
XCEL Energy Inc.	315	23,288
		138,394
Materials 1.1%
Linde Public Limited Company	249	106,127
Energy 0.5%
Baker Hughes Company - Class A	526	23,953
Diamondback Energy, Inc.	153	22,959
		46,912
Financials 0.3%
PayPal Holdings, Inc.	499	29,116
Real Estate 0.2%
CoStar Group, Inc. (a)	226	15,190
Total Common Stocks (cost $5,388,686)		9,667,895
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	43,631	43,631
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	25,075	25,075
Total Short Term Investments (cost $68,706)		68,706
Total Investments 100.2% (cost $5,457,392)		9,736,601
Other Derivative Instruments (0.0)%		(430)
Other Assets and Liabilities, Net (0.2)%		(22,079)
Total Net Assets 100.0%		9,714,092

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	54,721	865,021	876,111	2,691	—	—	43,631	0.4
JNL Government Money Market Fund, 3.74% - Class SL	7,147	180,738	162,810	120	—	—	25,075	0.3
	61,868	1,045,759	1,038,921	2,811	—	—	68,706	0.7

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	99	March 2026	50,393	(430)	12

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	9,667,895	—	—	9,667,895
Short Term Investments	68,706	—	—	68,706
	9,736,601	—	—	9,736,601
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	12	—	—	12
	12	—	—	12

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.0%
Real Estate 96.2%
Agree Realty Corporation	15	1,084
Alexandria Real Estate Equities, Inc.	21	1,012
American Healthcare REIT, Inc.	23	1,066
American Homes 4 Rent - Class A	43	1,376
American Tower Corporation	65	11,413
Americold Realty Trust, Inc. (a)	35	448
AvalonBay Communities, Inc.	19	3,458
Brixmor Property Group Inc.	43	1,120
BXP, Inc.	20	1,359
Camden Property Trust	15	1,666
Caretrust REIT, Inc.	30	1,071
CBRE Group, Inc. - Class A (b)	41	6,664
Compass, Inc. - Class A (b)	65	689
CoStar Group, Inc. (b)	56	3,736
Cousins Properties Incorporated	22	560
Crown Castle Inc.	58	5,116
Cubesmart, L.P.	32	1,144
Digital Realty Trust, Inc.	44	6,866
EastGroup Properties, Inc.	7	1,298
EPR Properties	10	521
Equinix, Inc.	14	10,450
Equity Lifestyle Properties, Inc.	27	1,615
Equity Residential	48	3,019
Essential Properties Realty Trust, Inc.	28	818
Essex Property Trust, Inc.	8	2,234
Extra Space Storage Inc.	28	3,714
Federal Realty Investment Trust	12	1,203
First Industrial Realty Trust, Inc.	17	963
Gaming and Leisure Properties, Inc.	37	1,642
Healthcare Realty Trust Incorporated - Class A	47	806
Healthpeak OP, LLC	97	1,564
Host Hotels & Resorts, Inc.	97	1,728
Howard Hughes Holdings Inc. (b)	4	346
Independence Realty Trust, Inc. (a)	31	542
Invitation Homes Inc.	78	2,159
Iron Mountain Incorporated	41	3,412
Jones Lang LaSalle Incorporated (b)	7	2,227
Kilroy Realty Corporation (a)	15	563
Kimco Realty OP, LLC	95	1,921
Kite Realty Naperville, LLC	31	735
Lamar Advertising Company - Class A	12	1,535
Lineage, Inc.	8	292
Macerich Company, The	35	650
Mid-America Apartment Communities, Inc.	16	2,254
Millrose Properties, Inc. - Class A	17	501
National Health Investors, Inc.	6	472
NNN REIT, Inc.	26	1,041
Omega Healthcare Investors, Inc.	40	1,771
Open Doors Technology Inc. - Class A (b)	86	499
Phillips Edison & Company, Inc.	17	591
ProLogis Inc.	129	16,448
Public Storage Operating Company	22	5,726
Rayonier Inc.	20	426
Realty Income Corporation	124	6,999
Regency Centers Corporation	23	1,580
Rexford Industrial Realty, Inc.	33	1,278
Ryman Hospitality Properties, Inc.	8	809
Sabra Health Care REIT, Inc.	30	569
SBA Communications Corporation - Class A	15	2,907
Simon Property Group, Inc.	45	8,379
SL Green Realty Corp.	10	454
STAG Industrial, Inc.	26	956
Sun Communities, Inc.	15	1,907
Tanger Inc.	16	520
Terreno Realty Corporation	14	826
UDR, Inc.	42	1,528
Ventas, Inc.	62	4,825
VICI Properties Inc.	147	4,134
Vornado Realty Trust	23	755
W.P. Carey Inc.	30	1,948
Welltower Inc.	96	17,764
Weyerhaeuser Company	96	2,286
		185,958
Financials 2.8%
AGNC Investment Corp. (a)	144	1,549
Annaly Capital Management, Inc.	95	2,122
RITHM Capital Corp.	74	807
Starwood Property Trust, Inc.	48	864
		5,342
Total Common Stocks (cost $203,375)		191,300
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	2,006	2,006
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	1,330	1,330
Total Short Term Investments (cost $3,336)		3,336
Total Investments 100.7% (cost $206,711)		194,636
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.7)%		(1,310)
Total Net Assets 100.0%		193,310

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	744	33,066	32,480	33	—	—	1,330	0.7
JNL Government Money Market Fund, 3.74% - Class SL	1,331	20,110	19,435	12	—	—	2,006	1.0
	2,075	53,176	51,915	45	—	—	3,336	1.7

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	43	March 2026	2,141	(16)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	191,300	—	—	191,300
Short Term Investments	3,336	—	—	3,336
	194,636	—	—	194,636
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
	1	—	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.5%
Information Technology 34.3%
Accenture Public Limited Company - Class A	180	48,392
Adobe Inc. (a)	122	42,815
Advanced Micro Devices, Inc. (a)	473	101,231
Akamai Technologies, Inc. (a)	40	3,488
Amphenol Corporation - Class A	358	48,362
Analog Devices, Inc.	143	38,724
Apple Inc.	4,302	1,169,593
Applied Materials, Inc.	233	59,902
AppLovin Corporation - Class A (a)	79	53,340
Arista Networks, Inc. (a)	299	39,169
Autodesk, Inc. (a)	63	18,610
Broadcom Inc.	1,375	475,822
Cadence Design Systems, Inc. (a)	79	24,614
CDW Corp.	39	5,295
Cisco Systems, Inc.	1,145	88,221
Cognizant Technology Solutions Corporation - Class A	144	11,913
Corning Incorporated	229	20,032
CrowdStrike Holdings, Inc. - Class A (a)	72	33,926
Datadog, Inc. - Class A (a)	94	12,717
Dell Technologies Inc. - Class C	90	11,311
EPAM Systems, Inc. (a)	14	2,877
F5, Inc. (a)	15	3,934
Fair Isaac Corporation (a) (b)	7	11,753
First Solar, Inc. (a) (b)	32	8,361
Fortinet, Inc. (a)	189	15,047
Gartner, Inc. (a)	21	5,362
Gen Digital Inc. (b)	165	4,487
GoDaddy Inc. - Class A (a)	39	4,850
Hewlett Packard Enterprise Company	373	8,969
HP, Inc.	260	5,782
Intel Corporation (a)	1,305	48,141
International Business Machines Corporation	272	80,668
Intuit Inc.	81	53,471
Jabil Inc. (b)	31	6,994
Keysight Technologies, Inc. (a)	50	10,188
KLA Corporation	39	46,924
Lam Research Corporation	364	62,391
Microchip Technology Incorporated	162	10,311
Micron Technology, Inc.	326	93,036
Microsoft Corporation	2,164	1,046,548
Monolithic Power Systems, Inc. (b)	14	12,758
Motorola Solutions, Inc. (b)	49	18,930
NetApp, Inc. (b)	55	5,913
NVIDIA Corporation	7,074	1,319,207
NXP Semiconductors N.V.	72	15,615
ON Semiconductor Corporation (a) (b)	118	6,401
Oracle Corporation	490	95,461
Palantir Technologies Inc. - Class A (a)	667	118,506
Palo Alto Networks, Inc. (a)	199	36,732
PTC Inc. (a)	35	6,093
Qnity Electronics, Inc.	66	5,357
Qualcomm Incorporated	311	53,207
Roper Technologies, Inc.	32	14,100
Salesforce, Inc.	277	73,306
SanDisk LLC (a)	41	9,615
Seagate Technology Holdings Public Limited Company (b)	64	17,525
ServiceNow, Inc. (a)	302	46,198
Skyworks Solutions, Inc.	45	2,867
Super Micro Computer, Inc. (a) (b)	144	4,226
Synopsys, Inc. (a)	54	25,235
TE Connectivity Public Limited Company	86	19,551
Teledyne Technologies Incorporated (a) (b)	14	7,129
Teradyne, Inc.	48	9,230
Texas Instruments Incorporated	264	45,825
Trimble Inc. (a) (b)	70	5,447
Tyler Technologies, Inc. (a) (b)	13	5,842
VeriSign, Inc.	24	5,862
Western Digital Corporation (b)	99	17,079
Workday, Inc. - Class A (a)	63	13,551
Zebra Technologies Corporation - Class A (a) (b)	14	3,336
		5,857,675
Financials 13.3%
AFLAC Incorporated (b)	139	15,350
Allstate Corporation, The	76	15,813
American Express Company	156	57,861
American International Group, Inc.	159	13,569
Ameriprise Financial, Inc.	27	13,398
AON Public Limited Company - Class A	63	22,144
Apollo Global Management, Inc. (b)	133	19,299
Arch Capital Group Ltd. (a)	105	10,073
Ares Management Corporation - Class A	60	9,688
Arthur J. Gallagher & Co. (b)	75	19,410
Assurant, Inc. (b)	15	3,639
Bank of America Corporation (b)	1,955	107,536
Bank of New York Mellon Corporation, The (c)	205	23,749
Berkshire Hathaway Inc. - Class B (a)	534	268,471
BlackRock, Inc.	42	45,167
Blackstone Inc. - Class A (b)	214	33,061
Block, Inc. - Class A (a)	162	10,555
Brown & Brown, Inc. (b)	86	6,844
Capital One Financial Corporation	186	45,144
CBOE Global Markets, Inc.	30	7,590
Charles Schwab Corporation, The	486	48,567
Chubb Limited	106	33,085
Cincinnati Financial Corporation	47	7,701
Citigroup Inc.	520	60,726
Citizens Financial Group, Inc. (b)	128	7,470
CME Group Inc. - Class A	105	28,614
Coinbase Global, Inc. - Class A (a)	67	15,144
Corpay Inc. (a)	20	5,993
Erie Indemnity Company - Class A (b)	6	1,730
Everest Group, Ltd. (b)	13	4,262
FactSet Research Systems Inc. (b)	11	3,239
Fidelity National Information Services, Inc.	148	9,854
Fifth Third Bancorp (b)	188	8,818
Fiserv, Inc. (a)	161	10,803
Franklin Resources, Inc. (b)	91	2,169
Global Payments Inc.	69	5,358
Globe Life Inc.	20	2,863
Goldman Sachs Group, Inc., The	87	76,813
Hartford Insurance Group, Inc., The	82	11,282
Huntington Bancshares Incorporated (b)	443	7,692
Interactive Brokers Group, Inc. - Class A	131	8,407
Intercontinental Exchange, Inc.	165	26,741
Invesco Ltd.	147	3,860
Jack Henry & Associates, Inc.	20	3,656
JPMorgan Chase & Co.	792	255,245
KeyCorp	269	5,558
KKR & Co. Inc. - Class A	198	25,299
Loews Corporation	53	5,560
M&T Bank Corporation (b)	46	9,290
Marsh & Mclennan Companies, Inc.	141	26,125
MasterCard Incorporated - Class A	239	136,366
MetLife, Inc. (b)	162	12,813
Moody's Corporation	44	22,642
Morgan Stanley	350	62,212
MSCI Inc. - Class A	21	12,302
Nasdaq, Inc. (b)	131	12,762
Northern Trust Corporation	57	7,836
PayPal Holdings, Inc. (b)	272	15,907
Principal Financial Group, Inc.	61	5,369
Progressive Corporation, The	171	38,887
Prudential Financial, Inc.	101	11,364
Raymond James Financial, Inc. (b)	51	8,138
Regions Financial Corporation (b)	256	6,947
Robinhood Markets, Inc. - Class A (a)	229	25,901
S&P Global Inc.	90	47,184
State Street Corporation (b)	81	10,482
Synchrony Financial	106	8,831
T. Rowe Price Group, Inc.	61	6,293
The PNC Financial Services Group, Inc.	114	23,880
Travelers Companies, Inc., The	66	19,188
Truist Financial Corporation (b)	377	18,566

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
U.S. Bancorp	452	24,125
Visa Inc. - Class A	491	172,355
W. R. Berkley Corporation (b)	87	6,090
Wells Fargo & Company	914	85,171
Willis Towers Watson Public Limited Company (b)	27	8,908
		2,280,804
Communication Services 10.5%
Alphabet Inc. - Class A	1,691	529,356
Alphabet Inc. - Class C	1,357	425,702
AT&T Inc.	2,056	51,072
Comcast Corporation - Class A (b)	1,052	31,452
Electronic Arts Inc.	66	13,481
Former Charter Communications Parent, Inc. - Class A (a) (b)	26	5,389
Fox Corporation - Class A	68	4,948
Fox Corporation - Class B	36	2,310
Live Nation Entertainment, Inc. (a) (b)	47	6,707
Match Group, Inc.	65	2,092
Meta Platforms, Inc. - Class A	634	418,545
Netflix, Inc. (a)	1,236	115,843
News Corporation - Class A	103	2,694
News Corporation - Class B (b)	38	1,116
Omnicom Group Inc. (b)	95	7,684
Paramount Skydance Corporation - Class B (b)	93	1,251
Take-Two Interactive Software, Inc. (a)	49	12,523
TKO Group Holdings Inc. - Class A	20	4,131
T-Mobile US, Inc.	141	28,661
Trade Desk, Inc., The - Class A (a) (b)	118	4,493
Verizon Communications Inc. (b)	1,219	49,649
Walt Disney Company, The	520	59,192
Warner Bros. Discovery, Inc. - Series A (a)	713	20,549
		1,798,840
Consumer Discretionary 10.4%
Airbnb, Inc. - Class A (a)	125	16,932
Amazon.com, Inc. (a)	2,832	653,689
Aptiv PLC (a)	65	4,916
AutoZone, Inc. (a)	5	16,411
Best Buy Co., Inc. (b)	56	3,748
Booking Holdings Inc.	9	50,287
Carnival Corporation	307	9,375
Carvana Co. - Class A (a) (b)	41	17,347
Chipotle Mexican Grill, Inc. (a)	393	14,525
D.R. Horton, Inc. (b)	81	11,730
Darden Restaurants, Inc. (b)	33	6,079
Deckers Outdoor Corporation (a)	42	4,339
Domino's Pizza, Inc. (b)	9	3,616
DoorDash, Inc. - Class A (a) (b)	109	24,707
eBay Inc.	136	11,822
Expedia Group, Inc.	34	9,492
Ford Motor Company (b)	1,126	14,778
Garmin Ltd.	47	9,586
General Motors Company	271	22,015
Genuine Parts Company (b)	39	4,738
Hasbro, Inc. (b)	39	3,176
Hilton Worldwide Holdings Inc.	69	19,828
Home Depot, Inc., The	290	99,883
Las Vegas Sands Corp.	83	5,419
Lennar Corporation - Class A	60	6,178
Lowe`s Companies, Inc.	164	39,509
Lululemon Athletica Canada Inc. (a)	33	6,895
Marriott International, Inc. - Class A	65	20,202
McDonald's Corporation	207	63,334
MGM Resorts International (a) (b)	61	2,229
Nike, Inc. - Class B	348	22,173
Norwegian Cruise Line Holdings Ltd. (a) (b)	123	2,747
NVR, Inc. (a) (b)	1	6,206
O'Reilly Automotive, Inc. (a)	243	22,177
Pool Corporation	10	2,220
PulteGroup, Inc.	56	6,523
Ralph Lauren Corporation - Class A	11	3,811
Ross Stores, Inc.	95	17,051
Royal Caribbean Cruises Ltd. (b)	73	20,301
Starbucks Corporation	333	28,077
Tapestry, Inc.	62	7,954
Tesla, Inc. (a)	818	368,057
TJX Companies, Inc., The	325	49,903
Tractor Supply Company (b)	152	7,616
Ulta Beauty, Inc. (a)	13	7,999
Williams-Sonoma, Inc.	37	6,577
Wynn Resorts, Limited (b)	26	3,110
Yum! Brands, Inc.	79	11,960
		1,771,247
Health Care 9.6%
Abbott Laboratories	509	63,753
AbbVie Inc. (b)	516	117,877
Agilent Technologies, Inc.	85	11,538
Align Technology, Inc. (a)	20	3,096
Amgen Inc.	157	51,432
Baxter International Inc. (b)	159	3,031
Becton, Dickinson and Company	84	16,389
Biogen Inc. (a)	44	7,671
Bio-Techne Corporation (b)	46	2,699
Boston Scientific Corporation (a)	428	40,778
Bristol-Myers Squibb Company	592	31,937
Cardinal Health, Inc.	69	14,234
Cencora, Inc.	57	19,180
Centene Corporation (a)	137	5,657
Charles River Laboratories International, Inc. (a) (b)	14	2,796
Cigna Group, The	78	21,502
Cooper Companies, Inc., The (a) (b)	58	4,759
CVS Health Corporation	367	29,143
Danaher Corporation	183	41,978
DaVita, Inc. (a) (b)	12	1,398
DexCom, Inc. (a)	111	7,363
Edwards Lifesciences Corporation (a) (b)	165	14,098
Elevance Health, Inc.	64	22,552
Eli Lilly and Company	232	248,860
GE HealthCare Technologies Inc. (b)	132	10,792
Gilead Sciences, Inc.	358	43,996
HCA Healthcare, Inc.	46	21,548
Henry Schein, Inc. (a) (b)	28	2,127
Hologic, Inc. (a)	68	5,084
Humana Inc.	36	9,171
IDEXX Laboratories, Inc. (a)	23	15,345
Incyte Corporation (a) (b)	45	4,471
Insulet Corporation (a)	19	5,501
Intuitive Surgical, Inc. (a)	103	58,419
IQVIA Holdings Inc. (a)	51	11,483
Johnson & Johnson	701	144,988
Labcorp Holdings Inc.	26	6,441
McKesson Corporation	36	29,221
Medtronic, Inc.	373	35,829
Merck & Co., Inc.	722	76,019
Mettler-Toledo International Inc. (a) (b)	6	8,259
Moderna, Inc. (a) (b)	102	3,020
Molina Healthcare, Inc. (a)	13	2,300
Pfizer Inc.	1,666	41,491
Quest Diagnostics Incorporated	30	5,232
Regeneron Pharmaceuticals, Inc.	29	22,687
ResMed Inc. (b)	43	10,254
Revvity, Inc. (b)	33	3,174
Solventum Corporation (a)	39	3,100
Steris Public Limited Company	28	7,111
Stryker Corporation	100	35,198
Thermo Fisher Scientific Inc.	110	63,470
UnitedHealth Group Incorporated	265	87,394
Universal Health Services, Inc. - Class B	17	3,632
Vertex Pharmaceuticals Incorporated (a)	74	33,476
Viatris Inc.	312	3,890
Waters Corporation (a) (b)	17	6,394
West Pharmaceutical Services, Inc.	22	6,184
Zimmer Biomet Holdings, Inc. (b)	59	5,277
Zoetis Inc. - Class A	129	16,200
		1,631,899
Industrials 8.1%
3M Company	157	25,078
A. O. Smith Corporation (b)	32	2,146
Allegion Public Limited Company	23	3,608

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
AMETEK, Inc.	68	13,891
Automatic Data Processing, Inc.	118	30,480
Axon Enterprise, Inc. (a) (b)	23	13,203
Boeing Company, The (a)	228	49,588
Broadridge Financial Solutions, Inc.	35	7,869
Builders FirstSource, Inc. (a) (b)	34	3,535
C.H. Robinson Worldwide, Inc.	35	5,597
Carrier Global Corporation	230	12,148
Caterpillar Inc.	137	78,333
Cintas Corporation	99	18,629
Comfort Systems USA, Inc.	10	9,449
Copart, Inc. (a)	255	9,973
CSX Corporation (b)	547	19,828
Cummins Inc.	40	20,418
Dayforce, Inc. (a) (b)	46	3,152
Deere & Company (b)	74	34,386
Delta Air Lines, Inc.	191	13,224
Dover Corporation	41	8,059
Eaton Corporation Public Limited Company	113	35,990
EMCOR Group, Inc.	13	7,811
Emerson Electric Co. (b)	161	21,415
Equifax, Inc.	34	7,407
Expeditors International of Washington, Inc. - Class A (b)	37	5,459
Fastenal Company	336	13,480
FedEx Corporation	62	17,957
Fortive Corporation (b)	93	5,117
GE Vernova Inc. (b)	79	51,409
Generac Holdings Inc. (a)	18	2,443
General Dynamics Corporation	74	24,764
General Electric Company	307	94,644
Honeywell International Inc.	185	36,119
Howmet Aerospace Inc.	118	24,247
Hubbell Incorporated (b)	16	6,896
Huntington Ingalls Industries, Inc. (b)	11	3,675
IDEX Corporation (b)	22	3,905
Illinois Tool Works Inc. (b)	76	18,708
Ingersoll Rand Inc. (b)	107	8,462
J.B. Hunt Transport Services, Inc.	21	4,039
Jacobs Solutions Inc. (b)	36	4,760
Johnson Controls International Public Limited Company	179	21,424
L3Harris Technologies, Inc.	55	16,043
Leidos Holdings, Inc.	38	6,817
Lennox International Inc. (b)	9	4,366
Lockheed Martin Corporation	59	28,354
Masco Corporation (b)	61	3,857
Nordson Corporation (b)	16	3,844
Norfolk Southern Corporation	65	18,720
Northrop Grumman Corporation (b)	39	22,276
Old Dominion Freight Line, Inc. (b)	55	8,700
Otis Worldwide Corporation	108	9,465
PACCAR Inc. (b)	153	16,744
Parker-Hannifin Corporation (b)	37	32,137
Paychex, Inc. (b)	92	10,362
Paycom Software, Inc. (b)	14	2,164
Pentair Public Limited Company	48	5,024
Quanta Services, Inc. (b)	43	17,939
Republic Services, Inc.	60	12,697
Rockwell Automation, Inc.	33	12,796
Rollins, Inc.	86	5,186
RTX Corporation (b)	391	71,667
Snap-on Incorporated (b)	16	5,468
Southwest Airlines Co. (b)	147	6,060
Stanley Black & Decker, Inc.	45	3,337
Textron Inc. (b)	53	4,580
Trane Technologies Public Limited Company	65	25,314
TransDigm Group Incorporated	16	21,449
Uber Technologies, Inc. (a)	605	49,441
Union Pacific Corporation	174	40,266
United Airlines Holdings, Inc. (a) (b)	94	10,468
United Parcel Service, Inc. - Class B (b)	215	21,334
United Rentals, Inc.	18	14,950
Veralto Corporation	73	7,296
Verisk Analytics, Inc.	40	8,968
W.W. Grainger, Inc.	13	12,908
Waste Management, Inc. (b)	107	23,465
Westinghouse Air Brake Technologies Corporation (b)	50	10,747
Xylem Inc.	68	9,242
		1,387,176
Consumer Staples 4.7%
Altria Group, Inc.	488	28,129
Archer-Daniels-Midland Company (b)	140	8,072
Brown-Forman Corporation - Class B (b)	54	1,404
Bunge Global S.A. (b)	41	3,621
Campbell's Company, The (b)	49	1,364
Church & Dwight Co., Inc. (b)	73	6,085
Clorox Company, The	38	3,814
Coca-Cola Company, The (b)	1,131	79,068
Colgate-Palmolive Company	236	18,676
Conagra Brands, Inc. (b)	141	2,438
Constellation Brands, Inc. - Class A (b)	38	5,304
Costco Wholesale Corporation	129	111,182
Dollar General Corporation	65	8,601
Dollar Tree, Inc. (a) (b)	54	6,689
Estee Lauder Companies Inc., The - Class A (b)	71	7,396
General Mills, Inc. (b)	160	7,420
Hershey Company, The (b)	42	7,682
Hormel Foods Corporation (b)	94	2,226
J. M. Smucker Company, The (b)	31	3,001
Kenvue Inc.	575	9,918
Keurig Dr Pepper Inc.	403	11,287
Kimberly-Clark Corporation (b)	97	9,811
Kraft Heinz Company, The (b)	246	5,970
Kroger Co., The (b)	183	11,459
Lamb Weston Holdings, Inc. (b)	45	1,871
McCormick & Company, Incorporated	73	4,977
Molson Coors Beverage Company - Class B (b)	40	1,861
Mondelez International, Inc. - Class A (b)	376	20,250
Monster Beverage 1990 Corporation (a)	210	16,134
PepsiCo, Inc.	397	56,944
Philip Morris International Inc.	453	72,704
Procter & Gamble Company, The	678	97,225
Sysco Corporation (b)	140	10,349
Target Corporation	130	12,675
Tyson Foods, Inc. - Class A	80	4,669
Walmart Inc.	1,276	142,204
		802,480
Energy 2.8%
APA Corporation (b)	101	2,460
Baker Hughes Company - Class A	294	13,385
Chevron Corporation	550	83,886
ConocoPhillips	362	33,864
Coterra Energy Inc.	223	5,881
Devon Energy Corporation	176	6,439
Diamondback Energy, Inc.	56	8,381
EOG Resources, Inc.	158	16,601
EQT Corporation (b)	188	10,079
Expand Energy Corporation	67	7,413
Exxon Mobil Corporation	1,226	147,589
Halliburton Company (b)	242	6,833
Kinder Morgan, Inc.	575	15,802
Marathon Petroleum Corporation	87	14,098
Occidental Petroleum Corporation (b)	201	8,281
ONEOK, Inc.	180	13,231
Phillips 66 (b)	120	15,545
Schlumberger Limited	427	16,385
Targa Resources Corp.	61	11,295
Texas Pacific Land Corporation (b)	17	4,876
Valero Energy Corporation	90	14,711
Williams Companies, Inc., The	359	21,584
		478,619
Utilities 2.2%
AES Corporation, The	216	3,094
Alliant Energy Corporation (b)	75	4,858
Ameren Corporation (b)	79	7,882
American Electric Power Company, Inc.	156	17,985
American Water Works Company, Inc. (b)	58	7,532

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Atmos Energy Corporation (b)	47	7,914
CenterPoint Energy, Inc. (b)	191	7,305
CMS Energy Corporation	88	6,159
Consolidated Edison, Inc.	108	10,737
Constellation Energy Group, Inc.	91	32,064
Dominion Energy, Inc.	250	14,643
DTE Energy Company	60	7,783
Duke Energy Corporation (b)	226	26,516
Edison International	110	6,630
Entergy Corporation (b)	130	11,980
Evergy, Inc.	67	4,871
Eversource Energy	111	7,461
Exelon Corporation (b)	297	12,940
FirstEnergy Corp. (b)	149	6,653
NextEra Energy, Inc.	608	48,779
NiSource Inc.	130	5,448
NRG Energy, Inc.	56	8,889
PG&E Corporation	632	10,163
Pinnacle West Capital Corporation (b)	32	2,823
PPL Corporation (b)	217	7,601
Public Service Enterprise Group Incorporated	145	11,608
Sempra (b)	193	17,081
The Southern Company (b)	321	28,011
Vistra Corp.	94	15,228
WEC Energy Group Inc. (b)	91	9,638
XCEL Energy Inc.	175	12,889
		383,165
Real Estate 1.8%
Alexandria Real Estate Equities, Inc. (b)	54	2,629
American Tower Corporation	135	23,665
AvalonBay Communities, Inc. (b)	41	7,426
BXP, Inc. (b)	40	2,701
Camden Property Trust	30	3,291
CBRE Group, Inc. - Class A (a)	87	13,989
CoStar Group, Inc. (a) (b)	118	7,962
Crown Castle Inc. (b)	126	11,194
Digital Realty Trust, Inc.	96	14,794
Equinix, Inc.	28	21,547
Equity Residential	103	6,508
Essex Property Trust, Inc. (b)	20	5,203
Extra Space Storage Inc.	62	8,129
Federal Realty Investment Trust (b)	21	2,140
Healthpeak OP, LLC (b)	207	3,328
Host Hotels & Resorts, Inc.	178	3,160
Invitation Homes Inc.	174	4,827
Iron Mountain Incorporated (b)	87	7,176
Kimco Realty OP, LLC (b)	200	4,047
Mid-America Apartment Communities, Inc.	37	5,081
ProLogis Inc. (b)	271	34,583
Public Storage Operating Company	47	12,149
Realty Income Corporation (b)	276	15,537
Regency Centers Corporation (b)	47	3,222
SBA Communications Corporation - Class A	29	5,585
Simon Property Group, Inc.	93	17,228
UDR, Inc. (b)	92	3,362
Ventas, Inc. (b)	132	10,184
VICI Properties Inc.	299	8,401
Welltower Inc.	199	37,025
Weyerhaeuser Company (b)	221	5,240
		311,313
Materials 1.8%
Air Products and Chemicals, Inc. (b)	65	16,066
Albemarle Corporation (b)	35	4,889
Amcor Pty Ltd (b)	674	5,622
Avery Dennison Corporation (b)	23	4,243
Ball Corporation	76	4,022
CF Industries Holdings, Inc.	41	3,200
Corteva, Inc.	195	13,087
CRH Public Limited Company (b)	194	24,159
Dow Inc. (b)	209	4,882
DuPont de Nemours, Inc.	118	4,742
Ecolab Inc.	76	20,069
Freeport-McMoRan Inc.	419	21,293
International Flavors & Fragrances Inc. (b)	72	4,877
International Paper Company (b)	160	6,298
Linde Public Limited Company	135	57,686
LyondellBasell Industries N.V. - Class A (b)	65	2,812
Martin Marietta Materials, Inc.	18	10,938
Mosaic Company, The (b)	92	2,212
Newmont Corporation	319	31,886
Nucor Corporation (b)	66	10,832
Packaging Corporation of America	24	4,960
PPG Industries, Inc. (b)	66	6,785
Sherwin-Williams Company, The	66	21,544
Smurfit Westrock Public Limited Company (b)	163	6,305
Steel Dynamics, Inc. (b)	41	6,873
Vulcan Materials Company	38	10,709
		310,991
Total Common Stocks (cost $6,286,559)		17,014,209
SHORT TERM INVESTMENTS 5.4%
Securities Lending Collateral 4.9%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	139,193	139,193
Repurchase Agreement with BNS, 3.99% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $444,773) acquired on 12/31/2025, due 4/6/2026 at $404,256	400,000	400,000
Repurchase Agreement with CIT, 4.05% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $306,000) acquired on 12/31/2025, due 4/2/2026 at $303,105	300,000	300,000
		839,193
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	73,368	73,368
Total Short Term Investments (cost $912,561)		912,561
Total Investments 104.9% (cost $7,199,120)		17,926,770
Other Derivative Instruments (0.0)%		(686)
Other Assets and Liabilities, Net (4.9)%		(828,725)
Total Net Assets 100.0%		17,097,359

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	17,281	—	1,993	433	1,347	7,114	23,749	0.2
JNL Government Money Market Fund, 3.64% - Class I	122,896	981,262	1,030,790	4,040	—	—	73,368	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.74% - Class SL	23,987	5,176,088	5,060,882	3,556	—	—	139,193	0.8
	164,164	6,157,350	6,093,665	8,029	1,347	7,114	236,310	1.4

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	261	March 2026	89,821	(686)	126

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	17,014,209	—	—	17,014,209
Short Term Investments	912,561	—	—	912,561
	17,926,770	—	—	17,926,770
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	126	—	—	126
	126	—	—	126

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.3%
Information Technology 32.6%
Accenture Public Limited Company - Class A	47	12,716
ACI Worldwide, Inc. (a)	9	414
Adobe Inc. (a)	32	11,145
Advanced Energy Industries, Inc.	3	600
Advanced Micro Devices, Inc. (a)	123	26,426
Akamai Technologies, Inc. (a)	10	890
Allegro Microsystems Inc. (a)	10	260
Amkor Technology, Inc.	8	324
Amphenol Corporation - Class A	93	12,549
Analog Devices, Inc.	38	10,259
AppFolio, Inc. - Class A (a)	2	350
Apple Inc.	1,131	307,460
Applied Digital Corporation (a) (b)	19	464
Applied Materials, Inc.	61	15,679
AppLovin Corporation - Class A (a)	16	11,019
Arista Networks, Inc. (a)	78	10,224
Arrow Electronics, Inc. (a)	3	373
Astera Labs, Inc. (a)	10	1,702
Atlassian Corporation - Class A (a)	12	2,009
Aurora Innovations Inc. - Class A (a)	105	404
Autodesk, Inc. (a)	16	4,840
Avnet, Inc.	6	286
Badger Meter, Inc.	2	402
Belden Inc.	3	311
Bentley Systems, Incorporated - Class B	11	412
Bill Holdings, Inc. (a)	8	445
Bitmine Immersion Technologies, Inc. (b)	21	582
Box, Inc. - Class A (a)	11	343
Broadcom Inc.	352	121,687
Cadence Design Systems, Inc. (a)	21	6,438
Calix, Inc. (a)	4	194
CCC Intelligent Solutions Holdings Inc. (a) (b)	36	283
CDW Corp.	10	1,364
Ciena Corporation (a)	11	2,519
Cipher Mining Inc. (a)	24	359
Circle Internet Group, Inc. - Class A (a)	3	254
Cirrus Logic, Inc. (a)	4	469
Cisco Systems, Inc.	301	23,210
Cleanspark Inc. (a) (b)	20	200
Clearwater Analytics Holdings, Inc. - Class A (a)	19	463
Cloudflare, Inc. - Class A (a)	23	4,621
Cognex Corporation	13	472
Cognizant Technology Solutions Corporation - Class A	37	3,082
Coherent Corp. (a)	12	2,182
CommVault Systems, Inc. (a)	3	383
Confluent, Inc. - Class A (a)	22	672
Coreweave, Inc. - Class A (a)	19	1,358
Corning Incorporated	57	5,003
Credo Technology Group Holding Ltd (a)	11	1,599
CrowdStrike Holdings, Inc. - Class A (a)	18	8,668
Datadog, Inc. - Class A (a)	24	3,202
Dell Technologies Inc. - Class C	23	2,875
DocuSign, Inc. (a)	15	1,058
Dolby Laboratories, Inc. - Class A	5	297
Dropbox, Inc. - Class A (a)	14	381
D-Wave Quantum Inc. (a)	25	659
Dynatrace, Inc. (a)	22	957
Elastic N.V. (a)	6	449
Enphase Energy, Inc. (a)	10	316
Entegris, Inc.	12	979
EPAM Systems, Inc. (a)	4	848
F5, Inc. (a)	5	1,166
Fabrinet (a)	3	1,189
Fair Isaac Corporation (a)	2	2,986
First Solar, Inc. (a)	8	2,093
Flex Ltd. (a)	28	1,672
Fortinet, Inc. (a)	49	3,867
Gartner, Inc. (a)	6	1,406
Gen Digital Inc.	44	1,204
GitLab Inc. - Class A (a)	11	397
GoDaddy Inc. - Class A (a)	11	1,325
Guidewire Software, Inc. (a)	6	1,293
Hewlett Packard Enterprise Company	102	2,443
HP, Inc.	74	1,646
HubSpot, Inc. (a)	4	1,472
Hut 8 Corp. (a)	7	320
Intel Corporation (a)	329	12,123
InterDigital, Inc.	2	587
International Business Machines Corporation	71	20,971
Intuit Inc.	21	13,764
ionQ, Inc. (a) (b)	27	1,200
Itron, Inc. (a)	3	280
Jabil Inc.	8	1,758
JFROG Ltd (a)	7	413
Keysight Technologies, Inc. (a)	13	2,622
KLA Corporation	10	12,223
Kyndryl Holdings, Inc. (a) (b)	16	421
Lam Research Corporation	96	16,360
Lattice Semiconductor Corporation (a)	10	764
Life360, Inc. (a) (b)	5	352
Littelfuse, Inc.	2	538
Lumentum Holdings Inc. (a) (b)	5	1,899
MACOM Technology Solutions Holdings, Inc. (a)	5	804
Manhattan Associates, Inc. (a)	5	803
Mara Holdings, Inc. (a) (b)	27	244
Marvell Technology, Inc.	66	5,603
Microchip Technology Incorporated	41	2,597
Micron Technology, Inc.	86	24,404
Microsoft Corporation	567	273,989
Mirion Technologies (US), Inc. - Class A (a)	18	420
MKS Inc.	4	667
MongoDB, Inc. - Class A (a)	6	2,549
Monolithic Power Systems, Inc.	3	3,156
Motorola Solutions, Inc.	13	4,918
NetApp, Inc.	14	1,525
Novanta Inc. (a)	2	289
Nutanix, Inc. - Class A (a)	20	1,014
NVIDIA Corporation	1,791	334,102
NXP Semiconductors N.V.	19	4,038
Okta, Inc. - Class A (a)	13	1,157
ON Semiconductor Corporation (a)	32	1,712
Onto Innovation Inc. (a)	4	577
Oracle Corporation	128	24,989
OSI Systems, Inc. (a)	1	296
Palantir Technologies Inc. - Class A (a)	166	29,547
Palo Alto Networks, Inc. (a)	52	9,626
Pegasystems Inc.	7	426
Plexus Corp. (a)	2	343
Procore Technologies, Inc. (a)	10	703
PTC Inc. (a)	9	1,568
Pure Storage, Inc. - Class A (a)	23	1,543
Q2 Holdings, Inc. (a)	4	323
Qnity Electronics, Inc.	15	1,259
Qorvo, Inc. (a)	7	560
Qualcomm Incorporated	83	14,235
Qualys, Inc. (a)	3	386
Ralliant Corporation	7	348
Rambus Inc. (a)	8	712
Rigetti Computing, Inc. (a)	22	486
Roper Technologies, Inc.	8	3,637
Rubrik, Inc. - Class A (a)	10	785
SailPoint, Inc. (a)	6	124
Salesforce, Inc.	71	18,680
Samsara Inc. - Class A (a)	23	823
SanDisk LLC (a)	9	2,070
Sanmina Corporation (a)	4	621
Seagate Technology Holdings Public Limited Company	15	4,264
SentinelOne, Inc. - Class A (a)	25	372
ServiceNow, Inc. (a)	79	12,102
ServiceTitan, Inc. - Class A (a)	—	44
Silicon Laboratories Inc. (a)	3	371
Sitime Corporation (a)	2	567
Skyworks Solutions, Inc.	13	803
Snowflake Inc. - Class A (a)	25	5,524

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Soundhound AI, Inc. - Class A (a) (b)	30	295
Strategy Inc - Class A (a)	21	3,141
Super Micro Computer, Inc. (a)	41	1,197
Synopsys, Inc. (a)	14	6,680
TD SYNNEX Corporation	5	775
TE Connectivity Public Limited Company	23	5,137
Teledyne Technologies Incorporated (a)	4	1,817
Tenable Holdings, Inc. (a)	11	257
Teradyne, Inc.	12	2,236
TeraWulf Inc. (a)	23	264
Texas Instruments Incorporated	69	11,970
Trimble Inc. (a)	18	1,406
TTM Technologies, Inc. (a)	7	458
Twilio Inc. - Class A (a)	11	1,539
Tyler Technologies, Inc. (a)	3	1,445
Uipath, Inc. - Class A (a)	37	599
Unity Software Inc. (a)	25	1,105
Universal Display Corporation	4	442
Varonis Systems, Inc. (a)	11	349
VeriSign, Inc.	6	1,437
Via Transportation, Inc. - Class A (a)	3	94
ViaSat, Inc. (a)	7	257
Vontier Corporation	10	385
Western Digital Corporation	26	4,430
Workday, Inc. - Class A (a)	16	3,465
Workiva Inc. - Class A (a)	4	353
Zebra Technologies Corporation - Class A (a)	4	927
Zoom Communications, Inc. - Class A (a)	19	1,610
Zscaler, Inc. (a)	8	1,701
		1,599,619
Financials 13.5%
Affiliated Managers Group, Inc.	2	618
Affirm Holdings, Inc. - Class A (a)	20	1,481
AFLAC Incorporated	35	3,886
AGNC Investment Corp. (b)	82	879
Allstate Corporation, The	20	4,225
Ally Financial Inc.	20	923
American Express Company	41	15,225
American Financial Group, Inc.	6	798
American International Group, Inc.	41	3,493
Ameriprise Financial, Inc.	7	3,533
Ameris Bancorp	4	292
Annaly Capital Management, Inc.	49	1,098
AON Public Limited Company - Class A	16	5,727
Apollo Global Management, Inc.	31	4,546
Arch Capital Group Ltd. (a)	28	2,706
Ares Management Corporation - Class A	15	2,490
Arthur J. Gallagher & Co.	20	5,057
Associated Banc-Corp	10	265
Assurant, Inc.	4	882
Assured Guaranty Ltd.	4	369
Atlantic Union Bank	8	293
AXIS Capital Holdings Limited	6	690
Axos Financial, Inc. (a)	4	324
BancFirst Corporation	1	133
Bank of America Corporation	509	28,003
Bank of New York Mellon Corporation, The (c)	51	5,884
Bank OZK	8	349
Berkshire Hathaway Inc. - Class B (a)	140	70,456
BlackRock, Inc.	11	11,440
Blackstone Inc. - Class A	56	8,646
Block, Inc. - Class A (a)	42	2,715
Blue Owl Capital Inc. - Class A (b)	48	720
BOK Financial Corporation	2	241
Brown & Brown, Inc.	21	1,695
Cadence Bank	15	646
Capital One Financial Corporation	49	11,776
Carlyle Group Inc., The	16	943
Charles Schwab Corporation, The	130	13,002
Chubb Limited	28	8,659
Cincinnati Financial Corporation	11	1,871
Citigroup Inc.	136	15,894
Citizens Financial Group, Inc.	34	1,975
CME Group Inc. - Class A	28	7,566
CNO Financial Group, Inc.	8	345
Cohen & Steers, Inc.	1	58
Coinbase Global, Inc. - Class A (a)	17	3,886
Columbia Banking System, Inc.	19	533
Comerica Incorporated	9	772
Commerce Bancshares, Inc.	12	605
Corebridge Financial, Inc.	17	513
Corpay Inc. (a)	5	1,518
Credit Acceptance Corporation (a) (b)	—	116
Cullen/Frost Bankers, Inc.	5	637
East West Bancorp, Inc.	11	1,246
Equitable Holdings, Inc.	23	1,110
Erie Indemnity Company - Class A	2	612
Essent Group Ltd.	7	437
Evercore Inc. - Class A	3	1,021
Everest Group, Ltd.	3	1,130
F&G Annuities & Life, Inc.	1	37
F.N.B. Corporation	24	405
FactSet Research Systems Inc.	3	793
Federated Hermes, Inc. - Class B	7	357
Fidelity National Financial, Inc. - Class A	20	1,081
Fidelity National Information Services, Inc.	40	2,658
Fifth Third Bancorp	51	2,383
Figure Technology Solutions, Inc. - Class A (a)	3	103
First American Financial Corporation	7	436
First Citizens BancShares, Inc. - Class A	1	1,693
First Financial Bankshares, Inc.	11	333
First Horizon Corporation	50	1,192
FirstCash, Inc.	3	429
Fiserv, Inc. (a)	42	2,807
Flagstar Bank, National Association	23	293
Franklin Resources, Inc.	20	473
Freedom Holding Corp. (a) (b)	1	123
Galaxy Digital Inc. - Class A (a)	13	296
Glacier Bancorp, Inc.	10	428
Global Payments Inc.	20	1,509
Globe Life Inc.	6	862
Goldman Sachs Group, Inc., The	23	20,090
Hamilton Lane Incorporated - Class A	3	374
Hancock Whitney Corporation	6	367
Hanover Insurance Group Inc., The	3	547
Hartford Insurance Group, Inc., The	21	2,897
Home BancShares, Inc.	15	421
Houlihan Lokey, Inc. - Class A	4	757
Huntington Bancshares Incorporated	110	1,911
Independence Holdings, LLC	10	667
Interactive Brokers Group, Inc. - Class A	33	2,142
Intercontinental Exchange, Inc.	44	7,136
International Bancshares Corporation	5	309
Invesco Ltd.	25	667
Jack Henry & Associates, Inc.	5	957
Jackson Financial Inc. - Class A (c)	6	631
Janus Henderson Group PLC	8	362
Jefferies Financial Group Inc.	13	826
JPMorgan Chase & Co.	209	67,446
KeyCorp	74	1,519
Kinsale Capital Group, Inc.	2	678
KKR & Co. Inc. - Class A	51	6,491
Lazard, Inc.	7	351
Lemonade, Inc. (a)	4	281
Lincoln National Corporation	14	607
Loews Corporation	13	1,382
LPL Financial Holdings Inc.	6	2,187
M&T Bank Corporation	12	2,377
Markel Group Inc. (a)	1	1,950
MarketAxess Holdings Inc.	3	565
Marsh & Mclennan Companies, Inc.	38	7,048
MasterCard Incorporated - Class A	63	35,822
Mercury General Corporation	2	145
MetLife, Inc.	42	3,337
MGIC Investment Corporation	14	403
Moelis & Company - Class A	5	320
Moody's Corporation	12	6,106
Morgan Stanley	94	16,687
Morningstar, Inc.	2	490

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
MSCI Inc. - Class A	6	3,158
Nasdaq, Inc.	28	2,708
Northern Trust Corporation	15	2,011
Old National Bancorp	22	500
Old Republic International Corporation	17	776
PayPal Holdings, Inc.	71	4,157
PennyMac Financial Services, Inc.	3	350
Pinnacle Financial Partners, Inc.	5	507
Piper Sandler Companies	1	421
PJT Partners Inc. - Class A	1	225
Popular, Inc.	5	563
Primerica, Inc.	2	629
Principal Financial Group, Inc.	18	1,552
Progressive Corporation, The	45	10,224
Prosperity Bancshares, Inc.	7	456
Prudential Financial, Inc.	26	2,954
Radian Group Inc.	13	458
Raymond James Financial, Inc.	13	2,031
Regions Financial Corporation	65	1,749
Reinsurance Group of America, Incorporated	5	996
RenaissanceRe Holdings Ltd	4	988
RITHM Capital Corp.	43	464
RLI Corp.	7	430
Robinhood Markets, Inc. - Class A (a)	57	6,487
Rocket Companies, Inc. - Class A	66	1,279
Ryan Specialty Group Holdings, Inc. - Class A	7	367
S&P Global Inc.	23	12,058
SEI Investments Company	8	622
Selective Insurance Group, Inc.	5	401
ServisFirst Bancshares, Inc.	5	356
Shift4 Payments, LLC - Class A (a) (b)	5	337
SLM Corporation	13	342
SoFi Technologies, Inc. (a)	93	2,438
Southstate Bank Corporation	7	620
Starwood Property Trust, Inc.	27	490
State Street Corporation	22	2,814
StepStone Group Inc. - Class A	6	356
Stifel Financial Corp.	8	963
StoneX Group Inc. (a)	3	277
Synchrony Financial	27	2,270
Synovus Financial Corp.	10	507
T. Rowe Price Group, Inc.	17	1,738
Texas Capital Bancshares, Inc. (a)	4	352
TFS Financial Corporation	8	105
The PNC Financial Services Group, Inc.	30	6,215
Toast, Inc. - Class A (a)	37	1,317
TPG Inc. - Class A	8	513
Tradeweb Markets Inc. - Class A	8	913
Travelers Companies, Inc., The	17	4,996
Truist Financial Corporation	99	4,867
U.S. Bancorp	120	6,388
UMB Financial Corporation	5	623
United Bankshares, Inc.	11	433
United Community Banks, Inc.	8	245
Unum Group	11	874
Upstart Holdings, Inc. (a) (b)	5	215
Valley National Bancorp	29	343
Victory Capital Holdings, Inc. - Class A	4	236
Visa Inc. - Class A	129	45,396
Voya Financial, Inc.	7	506
W. R. Berkley Corporation	22	1,531
Webster Financial Corporation	13	792
Wells Fargo & Company	239	22,293
Western Alliance Bancorporation	9	742
Wex, Inc. (a)	2	352
White Mountains Insurance Group Ltd	—	303
Willis Towers Watson Public Limited Company	7	2,355
Wintrust Financial Corporation	5	646
Zions Bancorporation, National Association	9	524
		660,001
Consumer Discretionary 10.5%
Abercrombie & Fitch Co. - Class A (a)	4	506
Acushnet Holdings Corp.	2	178
ADT, Inc.	20	164
Adtalem Global Education Inc. (a)	4	362
Airbnb, Inc. - Class A (a)	32	4,338
Amazon.com, Inc. (a)	742	171,369
Aptiv PLC (a)	15	1,173
Aramark	21	786
Asbury Automotive Group, Inc. (a)	1	296
Autoliv, Inc.	5	638
AutoNation, Inc. (a)	2	423
AutoZone, Inc. (a)	1	4,361
Bath & Body Works, Inc.	14	278
Best Buy Co., Inc.	15	984
Booking Holdings Inc.	2	13,196
Boot Barn Holdings, Inc. (a)	2	415
BorgWarner Inc.	16	710
Boyd Gaming Corporation	5	405
Bright Horizons Family Solutions, Inc. (a)	4	389
Brinker International, Inc. (a)	3	412
Brunswick Corporation	5	383
Burlington Stores, Inc. (a)	5	1,431
Caesars Entertainment, Inc. (a)	14	333
CarMax, Inc. (a)	12	462
Carnival Corporation	80	2,457
Carvana Co. - Class A (a)	10	4,368
CAVA Group, Inc. (a)	8	473
Cavco Industries, Inc. (a)	1	346
Chewy, Inc. - Class A (a)	16	515
Chipotle Mexican Grill, Inc. (a)	99	3,678
Choice Hotels International, Inc. (b)	2	168
Churchill Downs Incorporated	5	581
Coupang, Inc. - Class A (a)	100	2,347
Crocs, Inc. (a)	4	382
D.R. Horton, Inc.	21	2,957
Darden Restaurants, Inc.	9	1,630
Deckers Outdoor Corporation (a)	11	1,116
Dick's Sporting Goods, Inc.	5	959
Dillard's, Inc. - Class A	—	173
DK Crown Holdings Inc. - Class A (a)	37	1,267
Domino's Pizza, Inc.	3	1,055
DoorDash, Inc. - Class A (a)	29	6,469
Dorman Products, Inc. (a)	2	258
Duolingo, Inc. - Class A (a)	3	597
Dutch Bros Inc. - Class A (a)	7	452
eBay Inc.	34	2,986
ETSY, Inc. (a)	8	451
Expedia Group, Inc.	9	2,581
Five Below, Inc. (a)	4	822
Floor & Decor Holdings, Inc. - Class A (a)	7	422
Flutter Entertainment Public Limited Company (a)	13	2,688
Ford Motor Company	298	3,909
Frontdoor, Inc. (a)	6	320
GameStop Corp. - Class A (a)	30	604
Gap, Inc., The	18	454
Garmin Ltd.	13	2,542
General Motors Company	72	5,841
Gentex Corporation	16	369
Genuine Parts Company	10	1,259
Global Business Travel Group, Inc. - Class A (a)	6	47
Grand Canyon Education, Inc. (a)	3	415
Group 1 Automotive, Inc.	1	409
H & R Block, Inc.	10	427
Hasbro, Inc.	10	820
Hilton Worldwide Holdings Inc.	16	4,683
Home Depot, Inc., The	76	26,061
Hyatt Hotels Corporation - Class A	3	557
Installed Building Products, Inc. (b)	2	410
KB Home	5	268
Kontoor Brands, Inc.	4	262
Las Vegas Sands Corp.	24	1,545
Laureate Education, Inc. - Class A (a)	6	207
Lear Corporation	4	406
Lennar Corporation - Class A	16	1,659
Lennar Corporation - Class B	1	111
Life Time Group Holdings, Inc. (a)	9	250
Lithia Motors, Inc. - Class A	2	642
LKQ Corporation	17	528
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Lowe`s Companies, Inc.	43	10,259
Lucid Group, Inc. (a) (b)	18	185
Lululemon Athletica Canada Inc. (a)	8	1,651
Macy's, Inc.	21	454
Marriott International, Inc. - Class A	17	5,221
Mattel, Inc. (a)	24	470
McDonald's Corporation	55	16,732
MercadoLibre, Inc. (a)	4	7,296
Meritage Homes Corporation	6	413
MGM Resorts International (a) (b)	15	543
Mohawk Industries, Inc. (a)	4	473
Murphy USA Inc.	1	561
Nike, Inc. - Class B	86	5,508
Norwegian Cruise Line Holdings Ltd. (a)	32	714
NVR, Inc. (a)	—	1,429
Ollie's Bargain Outlet Holdings, Inc. (a)	5	505
O'Reilly Automotive, Inc. (a)	64	5,804
Penske Automotive Group, Inc.	1	217
Planet Fitness, Inc. - Class A (a)	6	609
Pool Corporation	3	667
PulteGroup, Inc.	15	1,706
PVH Corp.	3	223
Quantumscape Battery, Inc. - Class A (a)	32	335
Ralph Lauren Corporation - Class A	3	1,031
Rivian Automotive, Inc. - Class A (a)	59	1,162
Ross Stores, Inc.	24	4,398
Royal Caribbean Cruises Ltd.	19	5,393
Service Corporation International	11	820
Shake Shack, Inc. - Class A (a)	3	244
Skyline Champion Corporation (a)	4	372
Somnigroup International Inc.	14	1,279
Starbucks Corporation	87	7,291
Tapestry, Inc.	16	2,036
Taylor Morrison Home II Corporation - Class A (a)	6	382
Tesla, Inc. (a)	213	95,850
Texas Roadhouse, Inc. - Class A	5	852
Thor Industries, Inc.	4	423
TJX Companies, Inc., The	85	13,036
Toll Brothers, Inc.	8	1,028
TopBuild Corp. (a)	2	936
Tractor Supply Company	39	1,940
Travel + Leisure Co.	4	289
Ulta Beauty, Inc. (a)	3	2,009
Urban Outfitters, Inc. (a)	5	361
V.F. Corporation	24	428
Vail Resorts, Inc. (b)	3	389
Valvoline, Inc. (a)	8	244
Wayfair Inc. - Class A (a)	8	770
Whirlpool Corporation (b)	5	334
Williams-Sonoma, Inc.	9	1,606
Wingstop Inc.	2	585
Wyndham Hotels & Resorts, Inc.	5	404
Wynn Resorts, Limited	7	806
Yum! Brands, Inc.	22	3,266
		513,134
Communication Services 10.2%
Alphabet Inc. - Class A	443	138,739
Alphabet Inc. - Class C	386	121,011
AST Spacemobile, Inc. - Class A (a) (b)	18	1,339
AT&T Inc.	545	13,534
Comcast Corporation - Class A	277	8,278
Digital World Acquisition Corp. (a) (b)	8	103
EchoStar Corporation - Class A (a) (b)	10	1,052
Electronic Arts Inc.	17	3,565
Former Charter Communications Parent, Inc. - Class A (a)	7	1,476
Fox Corporation - Class A	16	1,140
Fox Corporation - Class B	11	698
Frontier Communications Parent, Inc. (a)	17	630
Globalstar, Inc. (a)	4	228
Liberty Broadband Corporation - Series A (a)	1	44
Liberty Broadband Corporation - Series C (a)	10	478
Liberty Global Ltd. - Class A (a)	14	159
Liberty Global Ltd. - Class C (a)	3	35
Liberty Live Holdings, Inc. - Series A (a)	1	99
Liberty Live Holdings, Inc. - Series C (a)	4	342
Liberty Media Corporation - Series A (a)	2	183
Liberty Media Corporation - Series C (a)	17	1,637
Live Nation Entertainment, Inc. (a)	11	1,596
Lumen Technologies, Inc. (a)	61	476
Match Group, Inc.	21	670
Meta Platforms, Inc. - Class A	165	109,206
Netflix, Inc. (a)	324	30,359
News Corporation - Class A	28	738
News Corporation - Class B	8	241
Nexstar Media Group, Inc. - Class A	2	391
Omnicom Group Inc.	24	1,944
Paramount Skydance Corporation - Class B	64	861
Pinterest, Inc. - Class A (a)	45	1,167
Reddit, Inc. - Class A (a)	10	2,213
Roblox Corporation - Class A (a)	49	3,938
Roku, Inc. - Class A (a)	9	1,027
Sirius XM Holdings Inc.	15	293
Snap Inc. - Class A (a)	87	702
Sphere Entertainment Co. - Class A (a)	1	284
Take-Two Interactive Software, Inc. (a)	13	3,267
Telephone and Data Systems, Inc.	7	287
The New York Times Company - Class A	13	897
TKO Group Holdings Inc. - Class A	5	1,125
T-Mobile US, Inc.	35	7,146
Trade Desk, Inc., The - Class A (a)	34	1,297
Verizon Communications Inc.	321	13,083
Walt Disney Company, The	138	15,653
Warner Bros. Discovery, Inc. - Series A (a)	172	4,969
Warner Music Group Corp. - Class A	12	355
		498,955
Health Care 9.7%
Abbott Laboratories	132	16,600
AbbVie Inc.	135	30,740
ADMA Biologics, Inc. (a)	16	292
Agilent Technologies, Inc.	22	2,961
Align Technology, Inc. (a)	6	885
Alignment Healthcare, Inc. (a)	10	195
Alkermes Public Limited Company (a)	11	315
Alnylam Pharmaceuticals, Inc. (a)	10	3,893
Amgen Inc.	41	13,407
Arcellx Inc. (a)	2	128
Arrowhead Pharmaceuticals Inc (a)	9	593
Avantor, Inc. (a)	54	618
Avidity Biosciences, Inc. (a)	9	683
Axsome Therapeutics, Inc. (a)	3	599
Baxter International Inc.	37	698
Becton, Dickinson and Company	22	4,212
Biogen Inc. (a)	10	1,835
BioMarin Pharmaceutical Inc. (a)	14	827
Bio-Rad Laboratories, Inc. - Class A (a)	1	405
Bio-Techne Corporation	12	693
Boston Scientific Corporation (a)	113	10,731
Bridgebio Pharma, Inc. (a)	12	899
Brightspring Health Services, Inc. (a)	4	157
Bristol-Myers Squibb Company	155	8,359
Bruker Corporation	8	357
Canticle Pharmaceuticals, Inc. (a)	1	743
Cardinal Health, Inc.	18	3,676
Cencora, Inc.	14	4,757
Centene Corporation (a)	37	1,504
Charles River Laboratories International, Inc. (a)	3	696
Chemed Corporation	1	437
Cigna Group, The	19	5,319
Cooper Companies, Inc., The (a)	16	1,282
Corcept Therapeutics Incorporated (a)	8	277
CorVel Corporation (a)	2	127
Crinetics Pharmaceuticals, Inc. (a)	7	326
CRISPR Therapeutics AG (a) (b)	8	401
CVS Health Corporation	96	7,603
Cytokinetics, Incorporated (a) (b)	8	493
Danaher Corporation	49	11,205
DaVita, Inc. (a)	3	336
DexCom, Inc. (a)	30	1,993

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Doximity, Inc. - Class A (a)	10	431
Edwards Lifesciences Corporation (a)	45	3,830
Elanco Animal Health Incorporated (a) (b)	37	835
Elevance Health, Inc.	17	5,919
Eli Lilly and Company	61	65,430
Encompass Health Corporation	7	766
Ensign Group, Inc., The	4	782
Exact Sciences Corporation (a)	13	1,352
Exelixis, Inc. (a)	19	824
GE HealthCare Technologies Inc.	34	2,824
Gilead Sciences, Inc.	95	11,621
Glaukos Corporation (a)	4	466
Globus Medical, Inc. - Class A (a)	8	690
Guardant Health, Inc. (a)	9	941
Halozyme Therapeutics, Inc. (a)	9	609
HCA Healthcare, Inc.	12	5,764
HealthEquity, Inc. (a)	7	636
Henry Schein, Inc. (a)	8	636
Hims & Hers Health, Inc. - Class A (a) (b)	17	555
Hologic, Inc. (a)	17	1,259
Humana Inc.	9	2,355
IDEXX Laboratories, Inc. (a)	6	3,914
Illumina, Inc. (a)	11	1,483
Incyte Corporation (a)	13	1,262
Insmed Incorporated (a)	16	2,807
Insulet Corporation (a)	5	1,433
Intuitive Surgical, Inc. (a)	27	15,223
Ionis Pharmaceuticals, Inc. (a)	11	899
IQVIA Holdings Inc. (a)	13	2,956
Irhythm Technologies, Inc. (a)	2	384
Jazz Pharmaceuticals Public Limited Company (a)	4	733
Johnson & Johnson	183	37,962
Krystal Biotech, Inc. (a)	2	434
Kymera Therapeutics, Inc. (a)	3	266
Labcorp Holdings Inc.	7	1,677
Lantheus Holdings, Inc. (a)	4	290
Masimo Corporation (a)	4	497
McKesson Corporation	9	7,678
Medpace Holdings, Inc. (a)	2	973
Medtronic, Inc.	98	9,455
Merck & Co., Inc.	188	19,781
Merit Medical Systems, Inc. (a)	4	322
Mettler-Toledo International Inc. (a)	2	2,286
Moderna, Inc. (a)	28	814
Molina Healthcare, Inc. (a)	4	665
Natera, Inc. (a)	10	2,306
Neurocrine Biosciences, Inc. (a)	7	1,051
Nuvalent, Inc. - Class A (a)	4	370
Option Care Health, Inc. (a)	12	376
Penumbra, Inc. (a)	3	926
Pfizer Inc.	430	10,712
Praxis Precision Medicines, Inc. (a)	1	436
Protagonist Therapeutics, Inc. (a)	4	331
PTC Therapeutics, Inc. (a)	6	445
Quest Diagnostics Incorporated	8	1,395
RadNet, Inc. (a)	5	375
Regeneron Pharmaceuticals, Inc.	8	5,876
Repligen Corporation (a)	4	624
ResMed Inc.	11	2,711
Revolution Medicines, Inc. (a)	12	921
Revvity, Inc.	9	884
Rhythm Pharmaceuticals, Inc. (a)	4	434
Roivant Sciences Ltd. (a)	30	654
Royalty Pharma PLC - Class A	25	978
Soleno Therapeutics, Inc. (a)	5	208
Solventum Corporation (a)	11	859
Sotera Health LLC (a)	10	169
Steris Public Limited Company	7	1,832
Stryker Corporation	28	9,775
Summit Therapeutics Inc. (a)	10	179
Teleflex Incorporated	3	372
Tempus AI, Inc. - Class A (a)	7	434
Tenet Healthcare Corporation (a)	7	1,332
TG Therapeutics, Inc. (a)	13	383
Thermo Fisher Scientific Inc.	29	16,753
TransMedics Group, Inc. (a)	2	274
uniQure N.V. (a)	4	106
United Therapeutics Corporation (a)	3	1,474
UnitedHealth Group Incorporated	69	22,903
Universal Health Services, Inc. - Class B	4	936
Vaxcyte, Inc. (a)	11	496
Veeva Systems Inc. - Class A (a)	11	2,556
Vertex Pharmaceuticals Incorporated (a)	19	8,736
Viatris Inc.	88	1,097
Viking Therapeutics, Inc. (a)	9	306
Waters Corporation (a)	4	1,696
Waystar Holding Corp. (a)	6	183
West Pharmaceutical Services, Inc.	6	1,540
Zimmer Biomet Holdings, Inc.	16	1,423
Zoetis Inc. - Class A	34	4,329
		477,132
Industrials 9.2%
3M Company	40	6,424
A. O. Smith Corporation	8	515
AAON, Inc.	4	341
Acuity Brands, Inc.	2	802
Advanced Drainage Systems, Inc.	5	753
AECOM	9	875
AeroVironment, Inc. (a)	3	729
AGCO Corporation	5	497
Air Lease Corporation - Class A	8	526
Alaska Air Group, Inc. (a)	9	465
Allegion Public Limited Company	7	1,065
Allison Systems, Inc.	6	576
Amentum Holdings, Inc. (a)	10	291
American Airlines Group Inc. (a)	48	741
AMETEK, Inc.	18	3,665
API Group Corporation (a)	23	896
Applied Industrial Technologies, Inc.	3	807
Archer Aviation Inc. - Class A (a)	38	287
Arcosa, Inc.	4	398
Argan, Inc.	1	285
Armstrong World Industries, Inc.	3	582
ATI Inc. (a)	10	1,152
Automatic Data Processing, Inc.	31	7,913
Avis Budget Group, Inc. (a) (b)	1	160
Axon Enterprise, Inc. (a)	6	3,213
Bloom Energy Corporation - Class A (a)	16	1,429
Boeing Company, The (a)	59	12,905
Booz Allen Hamilton Holding Corporation - Class A	10	807
Brink's Company, The	4	417
Broadridge Financial Solutions, Inc.	9	1,990
Builders FirstSource, Inc. (a)	9	875
BWXT Government Group, Inc.	7	1,263
C.H. Robinson Worldwide, Inc.	9	1,409
Caci International Inc. - Class A (a)	2	901
Carlisle Companies Incorporated	3	1,090
Carpenter Technology Corporation	3	1,099
Carrier Global Corporation	60	3,173
Casella Waste Systems, Inc. - Class A (a)	5	478
Caterpillar Inc.	36	20,615
Chart Industries, Inc. (a)	3	666
Cintas Corporation	27	4,983
Clean Harbors, Inc. (a)	4	842
CNH Industrial N.V.	64	588
Comfort Systems USA, Inc.	3	2,498
Construction Partners, Inc. - Class A (a)	4	395
Copart, Inc. (a)	64	2,501
Core & Main, Inc. - Class A (a)	13	669
Crane Company	4	698
CSW Industrials, Inc.	1	281
CSX Corporation	143	5,199
Cummins Inc.	11	5,391
Curtiss-Wright Corporation	3	1,646
Dayforce, Inc. (a)	12	851
Deere & Company	19	8,836
Delta Air Lines, Inc.	49	3,376
Donaldson Company, Inc.	9	793
Dover Corporation	10	2,002

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Dycom Industries, Inc. (a)	2	693
Eaton Corporation Public Limited Company	30	9,576
EMCOR Group, Inc.	3	2,098
Emerson Electric Co.	43	5,760
EnerSys	3	451
Enpro Inc.	2	380
Eos Energy Enterprises, Inc. - Class A (a) (b)	19	215
Equifax, Inc.	9	1,998
ESAB Corporation	4	468
ESCO Technologies Inc.	2	386
Everus Construction Group, Inc. (a)	3	285
ExlService Holdings, Inc. (a)	13	560
Expeditors International of Washington, Inc. - Class A	10	1,533
Exponent, Inc.	3	199
Fastenal Company	86	3,443
Federal Signal Corporation	5	536
FedEx Corporation	17	4,893
Ferguson Enterprises Inc.	15	3,403
Flowserve Corporation	10	711
Fluor Corporation (a)	11	439
Fortive Corporation	25	1,357
Fortune Brands Innovations, Inc.	8	384
Franklin Electric Co., Inc.	3	286
FTI Consulting, Inc. (a)	2	423
Gates Industrial Corporation PLC (a)	17	373
GATX Corporation	3	479
GE Vernova Inc.	21	13,550
Generac Holdings Inc. (a)	5	641
General Dynamics Corporation	18	6,177
General Electric Company	81	24,819
Genpact Limited	11	512
Graco Inc.	13	1,098
Granite Construction Incorporated (b)	3	400
Griffon Corporation	3	198
GXO Logistics Inc. (a)	8	441
HEICO Corporation	3	1,048
HEICO Corporation - Class A	6	1,484
Herc Holdings Inc.	2	368
Hexcel Corporation	6	469
Honeywell International Inc.	48	9,396
Howmet Aerospace Inc.	29	5,990
Hubbell Incorporated	4	1,808
Huntington Ingalls Industries, Inc.	3	1,056
IDEX Corporation	6	995
IES Holdings, Inc. (a)	1	209
Illinois Tool Works Inc.	22	5,428
Ingersoll Rand Inc.	30	2,411
ITT Inc.	6	1,030
J.B. Hunt Transport Services, Inc.	6	1,144
Jacobs Solutions Inc.	9	1,199
JBT Marel Corporation	4	590
Joby Aviation, Inc. - Class A (a) (b)	37	488
Johnson Controls International Public Limited Company	47	5,577
Karman Holdings Inc. (a) (b)	3	220
KBR, Inc.	9	365
Kirby Corporation (a)	4	390
Knight-Swift Transportation Holdings Inc. - Class A	12	640
Korn Ferry	4	265
Kratos Defense & Security Solutions, Inc. (a)	13	957
L3Harris Technologies, Inc.	14	4,180
Landstar System, Inc.	3	433
Leidos Holdings, Inc.	9	1,658
Lennox International Inc.	2	1,192
Leonardo DRS, Inc.	5	168
Lincoln Electric Holdings, Inc.	4	1,032
Loar Holdings Inc. (a)	2	120
Lockheed Martin Corporation	15	7,266
Lyft, Inc. - Class A (a)	28	540
Masco Corporation	17	1,068
MasTec, Inc. (a)	5	1,056
Maximus, Inc.	4	368
Mercury Systems, Inc. (a)	4	262
Middleby Corporation, The (a)	4	579
Mine Safety Appliances Company, LLC	3	422
Modine Manufacturing Company (a)	4	585
MOOG Inc. - Class A	2	554
MSC Industrial Direct Co., Inc. - Class A	4	299
Mueller Industries, Inc.	9	1,020
Mueller Water Products, Inc. - Class A	11	269
NextPower LLC - Class A (a)	11	939
Nordson Corporation	4	1,010
Norfolk Southern Corporation	17	5,016
Northrop Grumman Corporation	11	6,049
NuScale Power, LLC - Class A (a) (b)	11	163
Nvent Electric Public Limited Company	12	1,244
Old Dominion Freight Line, Inc.	14	2,169
Oshkosh Corporation	4	532
Otis Worldwide Corporation	31	2,668
Owens Corning	7	744
PACCAR Inc.	38	4,202
Parker-Hannifin Corporation	9	8,192
Parsons Corporation (a) (b)	4	239
Paychex, Inc.	24	2,706
Paycom Software, Inc.	4	575
Paylocity Holding Corporation (a)	4	580
Pentair Public Limited Company	12	1,231
Powell Industries, Inc.	1	194
Primoris Services Corporation	4	540
Quanta Services, Inc.	11	4,719
Qxo, Inc. (a) (b)	42	808
RBC Bearings Incorporated (a)	2	1,087
Regal Rexnord Corporation	5	757
Republic Services, Inc.	16	3,345
Rocket Lab Usa, Inc. (a)	32	2,251
Rockwell Automation, Inc.	9	3,365
Rollins, Inc.	23	1,380
RTX Corporation	102	18,764
Rush Enterprises, Inc. - Class A	4	236
Ryder System, Inc.	3	581
Saia, Inc. (a)	2	682
Science Applications International Corporation	4	390
Sensata Technologies Holding PLC	11	370
Simpson Manufacturing Co., Inc.	3	508
SiteOne Landscape Supply, Inc. (a)	3	431
SkyWest, Inc. (a)	3	333
Snap-on Incorporated	4	1,391
Southwest Airlines Co.	34	1,406
SPX Technologies, Inc. (a)	4	806
SS&C Technologies Holdings, Inc.	16	1,415
StandardAero, Inc. (a)	6	161
Stanley Black & Decker, Inc.	11	838
Sterling Infrastructure, Inc. (a)	2	686
Sunrun Inc. (a)	15	279
Tetra Tech, Inc.	17	585
Textron Inc.	14	1,253
Timken Company, The	6	470
Toro Company, The	7	585
Trane Technologies Public Limited Company	17	6,560
TransDigm Group Incorporated	4	5,468
TransUnion	15	1,298
Trex Company, Inc. (a)	9	315
Uber Technologies, Inc. (a)	153	12,531
UFP Industries, Inc.	5	468
U-Haul Holding Company (a)	1	59
U-Haul Holding Company - Series N	7	322
UL Solutions Inc. - Class A	4	349
Union Pacific Corporation	45	10,467
United Airlines Holdings, Inc. (a)	24	2,739
United Parcel Service, Inc. - Class B	56	5,541
United Rentals, Inc.	5	3,903
Valmont Industries, Inc.	2	631
Veralto Corporation	17	1,736
Verisk Analytics, Inc.	11	2,367
Verra Mobility Corporation - Class A (a)	14	312
Vertiv Holdings Co - Class A	29	4,656
VSE Corporation	1	248
W.W. Grainger, Inc.	3	3,479
Waste Management, Inc.	28	6,085

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Watsco, Inc.	3	898
Watts Water Technologies, Inc. - Class A	2	548
WESCO International, Inc.	4	924
Westinghouse Air Brake Technologies Corporation	13	2,835
Willscot Holdings Corporation - Class A	17	312
Woodward, Inc.	4	1,296
XPO, Inc. (a)	9	1,255
Xylem Inc.	18	2,506
Zurn Elkay Water Solutions Corporation	12	570
		449,940
Consumer Staples 4.5%
Albertsons Companies, Inc. - Class A	29	490
Altria Group, Inc.	128	7,409
Archer-Daniels-Midland Company	35	1,997
Bellring Intermediate Holdings, Inc. (a)	10	276
BJ's Wholesale Club Holdings, Inc. (a)	9	826
Brown-Forman Corporation - Class A	3	91
Brown-Forman Corporation - Class B	21	554
Bunge Global S.A.	11	937
Cal-Maine Foods, Inc.	4	284
Campbell's Company, The (b)	16	433
Casey's General Stores, Inc.	3	1,454
Celsius Holdings, Inc. (a)	12	567
Church & Dwight Co., Inc.	18	1,497
Clorox Company, The	10	996
Coca-Cola Company, The	297	20,753
Coca-Cola Consolidated, Inc.	4	626
Colgate-Palmolive Company	62	4,926
Conagra Brands, Inc.	39	681
Constellation Brands, Inc. - Class A	11	1,580
Costco Wholesale Corporation	34	29,169
Coty Inc. - Class A (a)	10	32
Darling Ingredients Inc. (a)	9	339
Dollar General Corporation	17	2,216
Dollar Tree, Inc. (a)	15	1,792
e.l.f. Beauty, Inc. (a)	4	297
Estee Lauder Companies Inc., The - Class A	18	1,888
General Mills, Inc.	41	1,918
Hershey Company, The	11	2,005
Hormel Foods Corporation	22	533
Ingredion Incorporated	5	526
J. M. Smucker Company, The	9	845
Kenvue Inc.	131	2,268
Keurig Dr Pepper Inc.	94	2,621
Kimberly-Clark Corporation	26	2,600
Kraft Heinz Company, The	68	1,649
Kroger Co., The	48	2,986
Lamb Weston Holdings, Inc.	9	373
Maplebear Inc. (a)	13	603
McCormick & Company, Incorporated	19	1,324
Molson Coors Beverage Company - Class B	12	538
Mondelez International, Inc. - Class A	97	5,226
Monster Beverage 1990 Corporation (a)	52	4,017
PepsiCo, Inc.	105	14,999
Performance Food Group Company (a)	12	1,037
Philip Morris International Inc.	119	19,068
Pilgrim's Pride Corporation	2	65
Post Holdings, Inc. (a)	4	406
Primo Brands Corporation - Class A	18	302
Procter & Gamble Company, The	179	25,599
Reynolds Consumer Products Inc.	4	88
Sprouts Farmers Market, Inc. (a)	8	624
Sysco Corporation	36	2,646
Target Corporation	35	3,395
The Marzetti Company	1	229
Tyson Foods, Inc. - Class A	20	1,181
US Foods Holding Corp. (a)	18	1,358
Walmart Inc.	328	36,517
		219,656
Energy 2.8%
Antero Midstream Corporation	22	400
Antero Resources Corporation (a)	18	631
APA Corporation	25	612
Archrock, Inc.	14	363
Baker Hughes Company - Class A	75	3,427
California Resources Corporation	4	173
Centrus Energy Corp. - Class A (a)	1	282
Cheniere Energy, Inc.	17	3,221
Chevron Corporation	142	21,657
Chord Energy Corporation	5	466
CNX Resources Corporation (a)	9	340
Comstock Resources, Inc. (a)	7	168
ConocoPhillips	94	8,806
Core Natural Resources, Inc.	5	425
Coterra Energy Inc.	56	1,475
Devon Energy Corporation	46	1,672
Diamondback Energy, Inc.	15	2,186
DT Midstream, Inc.	8	935
EOG Resources, Inc.	42	4,395
EQT Corporation	47	2,531
Expand Energy Corporation	17	1,854
Exxon Mobil Corporation	321	38,631
Halliburton Company	67	1,882
HF Sinclair Corporation	12	531
Kinder Morgan, Inc.	151	4,139
Magnolia Oil & Gas Corporation - Class A	16	350
Marathon Petroleum Corporation	22	3,598
Matador Resources Company	8	349
Murphy Oil Corporation	8	247
Noble Corporation 2022 Limited	9	263
NOV Inc.	25	384
Occidental Petroleum Corporation	50	2,051
ONEOK, Inc.	48	3,515
Ovintiv Canada ULC	19	753
Permian Resources Corporation - Class A	49	694
Phillips 66	31	3,964
Range Resources Corporation	20	688
Schlumberger Limited	114	4,365
Targa Resources Corp.	16	2,996
TechnipFMC PLC	30	1,352
Texas Pacific Land Corporation	4	1,247
Valero Energy Corporation	23	3,802
Venture Global, Inc. - Class A (b)	9	61
Viper Energy, Inc. - Class A	10	380
Weatherford International Public Limited Company	5	396
Williams Companies, Inc., The	94	5,630
		138,287
Utilities 2.2%
AES Corporation, The	57	810
Alliant Energy Corporation	20	1,306
Ameren Corporation	21	2,062
American Electric Power Company, Inc.	39	4,534
American Water Works Company, Inc.	15	1,932
Atmos Energy Corporation	12	2,092
Black Hills Corporation	6	402
CenterPoint Energy, Inc.	48	1,832
Clearway Energy, Inc. - Class A	2	64
Clearway Energy, Inc. - Class C	6	212
CMS Energy Corporation	23	1,584
Consolidated Edison, Inc.	27	2,645
Constellation Energy Group, Inc.	24	8,471
Dominion Energy, Inc.	66	3,859
DTE Energy Company	15	1,996
Duke Energy Corporation	59	6,872
Edison International	29	1,742
Entergy Corporation	35	3,192
Essential Utilities, Inc.	20	777
Evergy, Inc.	17	1,249
Eversource Energy	27	1,809
Exelon Corporation	77	3,354
FirstEnergy Corp.	39	1,732
IDACORP, Inc.	4	473
MDU Resources Group, Inc.	18	344
National Fuel Gas Company	7	581
New Jersey Resources Corporation	9	408
NextEra Energy, Inc.	158	12,676
NiSource Inc.	36	1,507
NorthWestern Corporation	3	213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
NRG Energy, Inc.	15	2,376
OGE Energy Corp.	16	701
Oklo Inc. - Class A (a) (b)	7	503
One Gas, Inc.	4	332
Ormat Technologies, Inc.	4	474
PG&E Corporation	165	2,658
Pinnacle West Capital Corporation (b)	8	751
Portland General Electric Company	9	439
PPL Corporation	55	1,914
Public Service Enterprise Group Incorporated	39	3,107
Sempra	50	4,422
Southwest Gas Holdings, Inc.	4	321
Spire Inc.	5	372
Talen Energy Corporation (a)	3	1,123
The Southern Company	83	7,247
TXNM Energy, Inc.	8	457
UGI Corporation	17	632
Vistra Corp.	26	4,170
WEC Energy Group Inc.	24	2,537
XCEL Energy Inc.	43	3,159
		108,425
Real Estate 2.1%
Agree Realty Corporation	8	606
Alexandria Real Estate Equities, Inc.	11	551
American Healthcare REIT, Inc.	12	587
American Homes 4 Rent - Class A	21	685
American Tower Corporation	35	6,159
Americold Realty Trust, Inc. (b)	21	267
AvalonBay Communities, Inc.	11	1,926
Brixmor Property Group Inc.	23	606
BXP, Inc.	11	736
Camden Property Trust	8	862
Caretrust REIT, Inc.	16	563
CBRE Group, Inc. - Class A (a)	22	3,594
Compass, Inc. - Class A (a)	36	379
CoStar Group, Inc. (a)	31	2,109
Cousins Properties Incorporated	14	369
Crown Castle Inc.	32	2,854
Cubesmart, L.P.	18	650
Digital Realty Trust, Inc.	24	3,774
EastGroup Properties, Inc.	4	694
EPR Properties	5	251
Equinix, Inc.	8	5,758
Equity Lifestyle Properties, Inc.	15	937
Equity Residential	26	1,660
Essential Properties Realty Trust, Inc.	16	484
Essex Property Trust, Inc.	5	1,204
Extra Space Storage Inc.	16	2,053
Federal Realty Investment Trust	6	650
First Industrial Realty Trust, Inc.	9	525
Gaming and Leisure Properties, Inc.	19	828
Healthcare Realty Trust Incorporated - Class A	28	481
Healthpeak OP, LLC	53	856
Host Hotels & Resorts, Inc.	55	982
Howard Hughes Holdings Inc. (a)	1	114
Independence Realty Trust, Inc.	20	357
Invitation Homes Inc.	44	1,235
Iron Mountain Incorporated	22	1,798
Jones Lang LaSalle Incorporated (a)	4	1,198
Kilroy Realty Corporation (b)	8	293
Kimco Realty OP, LLC	48	973
Kite Realty Naperville, LLC	18	424
Lamar Advertising Company - Class A	6	790
Lineage, Inc.	5	184
Macerich Company, The	21	389
Mid-America Apartment Communities, Inc.	9	1,282
Millrose Properties, Inc. - Class A	10	290
National Health Investors, Inc.	4	267
NNN REIT, Inc.	13	509
Omega Healthcare Investors, Inc.	21	946
Open Doors Technology Inc. - Class A (a)	43	253
Phillips Edison & Company, Inc.	9	318
ProLogis Inc.	71	9,040
Public Storage Operating Company	12	3,047
Rayonier Inc.	10	218
Realty Income Corporation	67	3,776
Regency Centers Corporation	12	800
Rexford Industrial Realty, Inc.	19	730
Ryman Hospitality Properties, Inc.	5	488
Sabra Health Care REIT, Inc.	15	279
SBA Communications Corporation - Class A	8	1,578
Simon Property Group, Inc.	25	4,612
SL Green Realty Corp.	6	261
STAG Industrial, Inc.	15	568
Sun Communities, Inc.	8	1,029
Tanger Inc.	9	312
Terreno Realty Corporation	7	437
UDR, Inc.	22	793
Ventas, Inc.	34	2,619
VICI Properties Inc.	80	2,259
Vornado Realty Trust	14	462
W.P. Carey Inc.	17	1,107
Welltower Inc.	52	9,659
Weyerhaeuser Company	55	1,296
Zillow Group, Inc. - Class A (a)	4	273
Zillow Group, Inc. - Class C (a)	13	906
		102,809
Materials 2.0%
Air Products and Chemicals, Inc.	17	4,144
Albemarle Corporation	9	1,284
Alcoa Corporation	20	1,060
Amcor Pty Ltd	181	1,508
AptarGroup, Inc.	5	660
Avery Dennison Corporation	6	1,131
Axalta Coating Systems Ltd. (a)	16	511
Balchem Corporation	2	376
Ball Corporation	19	1,018
Cabot Corporation	3	209
Celanese Corporation - Class A	8	319
CF Industries Holdings, Inc.	12	919
Cleveland-Cliffs Inc. (a)	44	579
Coeur Mining, Inc. (a)	47	833
Commercial Metals Company	8	583
Corteva, Inc.	53	3,567
CRH Public Limited Company	51	6,321
Crown Holdings, Inc.	9	890
Dow Inc.	56	1,303
DuPont de Nemours, Inc.	33	1,336
Eagle Materials Inc.	2	503
Eastman Chemical Company	9	603
Ecolab Inc.	19	4,990
Element Solutions Inc.	17	431
Freeport-McMoRan Inc.	109	5,519
Graphic Packaging Holding Company (b)	18	272
Hecla Mining Company	47	892
International Flavors & Fragrances Inc.	19	1,272
International Paper Company	40	1,577
KRC Materials, Inc. (a)	5	333
Linde Public Limited Company	36	15,282
Louisiana-Pacific Corporation (W VA)	5	429
LyondellBasell Industries N.V. - Class A	20	875
Martin Marietta Materials, Inc.	5	2,801
Mosaic Company, The	20	482
MP Materials Corp. - Class A (a) (b)	9	476
NewMarket Corporation	1	406
Newmont Corporation	84	8,430
Nucor Corporation	18	2,868
Packaging Corporation of America	7	1,454
PPG Industries, Inc.	17	1,779
Reliance, Inc.	4	1,102
Royal Gold, Inc.	6	1,312
RPM International Inc.	10	1,071
Sealed Air Corporation	9	387
Sensient Technologies Corporation	3	313
Sherwin-Williams Company, The	18	5,742
Silgan Holdings Inc.	7	278
Smurfit Westrock Public Limited Company	41	1,584
Solstice Advanced Materials US, Inc. (a)	8	407

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Sonoco Products Company	8	354
Southern Copper Corporation	7	1,036
Steel Dynamics, Inc.	10	1,708
Vulcan Materials Company	10	2,901
Westlake Corporation	2	181
		98,601
Total Common Stocks (cost $3,046,187)		4,866,559
RIGHTS 0.0%
Akero Therapeutics Inc. (a) (d)	5	4
Total Rights (cost $0)		4
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.74% (c) (e)	9,066	9,066
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.64% (c) (e)	7,245	7,245
Total Short Term Investments (cost $16,311)		16,311
Total Investments 99.6% (cost $3,062,498)		4,882,874
Other Derivative Instruments (0.0)%		(85)
Other Assets and Liabilities, Net 0.4%		20,144
Total Net Assets 100.0%		4,902,933

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,194	—	1,587	118	733	1,544	5,884	0.1
Jackson Financial Inc. - Class A	516	—	—	19	—	115	631	—
JNL Government Money Market Fund, 3.74% - Class SL	7,221	174,713	172,868	217	—	—	9,066	0.2
JNL Government Money Market Fund, 3.64% - Class I	11,959	746,637	751,351	836	—	—	7,245	0.2
	24,890	921,350	925,806	1,190	733	1,659	22,826	0.5

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	38	March 2026	4,754	(10)	(8)
S&P 500 Index	106	March 2026	36,367	(75)	164
				(85)	156

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,866,559	—	—	4,866,559
Rights	—	—	4	4
Short Term Investments	16,311	—	—	16,311
	4,882,870	—	4	4,882,874
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	164	—	—	164
	164	—	—	164
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8)	—	—	(8)
	(8)	—	—	(8)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.7%
Utilities 99.7%
AES Corporation, The	376	5,393
Alliant Energy Corporation	135	8,759
Ameren Corporation	143	14,240
American Electric Power Company, Inc.	272	31,422
American Water Works Company, Inc.	103	13,439
Atmos Energy Corporation	84	14,046
Black Hills Corporation	38	2,642
CenterPoint Energy, Inc.	345	13,222
Clearway Energy, Inc. - Class A	18	563
Clearway Energy, Inc. - Class C	43	1,447
CMS Energy Corporation	158	11,022
Consolidated Edison, Inc.	191	18,928
Constellation Energy Group, Inc.	165	58,336
Dominion Energy, Inc.	451	26,409
DTE Energy Company	109	14,051
Duke Energy Corporation	411	48,199
Edison International	203	12,176
Entergy Corporation	235	21,760
Essential Utilities, Inc.	133	5,094
Evergy, Inc.	121	8,789
Eversource Energy	186	12,501
Exelon Corporation	534	23,276
FirstEnergy Corp.	273	12,214
IDACORP, Inc.	27	3,452
MDU Resources Group, Inc.	103	2,005
New Jersey Resources Corporation	51	2,371
NextEra Energy, Inc.	1,101	88,361
NiSource Inc.	247	10,297
NorthWestern Corporation	30	1,964
NRG Energy, Inc.	102	16,239
OGE Energy Corp.	106	4,537
Oklo Inc. - Class A (a) (b)	49	3,509
One Gas, Inc.	30	2,351
Ormat Technologies, Inc.	30	3,362
PG&E Corporation	1,158	18,610
Pinnacle West Capital Corporation (b)	63	5,577
Portland General Electric Company	58	2,773
PPL Corporation	373	13,065
Public Service Enterprise Group Incorporated	263	21,146
Sempra	345	30,449
Southwest Gas Holdings, Inc.	31	2,510
Spire Inc.	31	2,553
Talen Energy Corporation (a)	22	8,284
The Southern Company	582	50,750
TXNM Energy, Inc.	50	2,942
UGI Corporation	114	4,267
Vistra Corp.	179	28,818
WEC Energy Group Inc.	166	17,505
XCEL Energy Inc.	313	23,110
Total Common Stocks (cost $665,759)		748,735
SHORT TERM INVESTMENTS 1.1%
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	6,977	6,977
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	1,368	1,368
Total Short Term Investments (cost $8,345)		8,345
Total Investments 100.8% (cost $674,104)		757,080
Other Derivative Instruments (0.0)%		(16)
Other Assets and Liabilities, Net (0.8)%		(5,635)
Total Net Assets 100.0%		751,429

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	1,557	214,851	215,040	130	—	—	1,368	0.2
JNL Government Money Market Fund, 3.74% - Class SL	—	21,170	14,193	21	—	—	6,977	0.9
	1,557	236,021	229,233	151	—	—	8,345	1.1

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	30	March 2026	2,601	(16)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	748,735	—	—	748,735
Short Term Investments	8,345	—	—	8,345
	757,080	—	—	757,080
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1	—	—	1
	1	—	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.6%
United States of America 71.2%
3M Company	6	918
Abbott Laboratories	19	2,397
AbbVie Inc.	19	4,393
Accenture Public Limited Company - Class A	7	1,817
Adobe Inc. (a)	5	1,611
Advanced Micro Devices, Inc. (a)	18	3,800
AFLAC Incorporated	5	585
Agilent Technologies, Inc.	3	415
Air Products and Chemicals, Inc.	2	577
Airbnb, Inc. - Class A (a)	5	614
Allegion Public Limited Company	1	139
Alliant Energy Corporation	3	194
Allstate Corporation, The	3	592
Alnylam Pharmaceuticals, Inc. (a)	1	550
Alphabet Inc. - Class A	63	19,868
Alphabet Inc. - Class C	55	17,325
Altria Group, Inc.	19	1,073
Amazon.com, Inc. (a)	106	24,532
Ameren Corporation	3	315
American Electric Power Company, Inc.	6	668
American Express Company	6	2,207
American International Group, Inc.	6	510
American Tower Corporation	5	898
American Water Works Company, Inc.	2	276
Ameriprise Financial, Inc.	1	517
AMETEK, Inc.	3	517
Amgen Inc.	6	1,918
Amphenol Corporation - Class A	13	1,800
Analog Devices, Inc.	5	1,475
Annaly Capital Management, Inc.	8	175
AON Public Limited Company - Class A	2	838
Apollo Global Management, Inc.	5	653
Apple Inc.	162	44,026
Applied Materials, Inc.	9	2,256
AppLovin Corporation - Class A (a)	2	1,577
Arch Capital Group Ltd. (a)	4	392
Archer-Daniels-Midland Company	5	290
Ares Management Corporation - Class A	2	365
Arista Networks, Inc. (a)	11	1,479
Arthur J. Gallagher & Co.	3	730
Ashtead Group Public Limited Company	5	316
Astera Labs, Inc. (a)	1	236
AT&T Inc.	78	1,946
Atmos Energy Corporation	2	300
Autodesk, Inc. (a)	2	671
Automatic Data Processing, Inc.	4	1,118
AutoZone, Inc. (a)	—	617
AvalonBay Communities, Inc.	2	275
Avery Dennison Corporation	1	144
Axon Enterprise, Inc. (a)	1	460
Baker Hughes Company - Class A	11	481
Bank of America Corporation	73	4,003
Bank of New York Mellon Corporation, The (b)	7	847
Becton, Dickinson and Company	3	605
Bentley Systems, Incorporated - Class B	1	53
Berkshire Hathaway Inc. - Class B (a)	20	10,076
Best Buy Co., Inc.	2	129
Biogen Inc. (a)	2	291
BlackRock, Inc.	2	1,628
Blackstone Inc. - Class A	8	1,242
Block, Inc. - Class A (a)	6	405
Bloom Energy Corporation - Class A (a)	2	206
Boeing Company, The (a)	8	1,841
Booking Holdings Inc.	—	1,880
Boston Scientific Corporation (a)	16	1,523
Bristol-Myers Squibb Company	22	1,205
Broadcom Inc.	50	17,424
Broadridge Financial Solutions, Inc.	1	281
Brookfield Asset Management Ltd. - Class A	4	200
Brown & Brown, Inc.	3	237
Burlington Stores, Inc. (a)	1	184
Cadence Design Systems, Inc. (a)	3	938
Capital One Financial Corporation	7	1,695
Cardinal Health, Inc.	3	520
Carlyle Group Inc., The	2	143
Carnival Corporation	12	365
Carrier Global Corporation	9	458
Carvana Co. - Class A (a)	2	649
Caterpillar Inc.	5	2,951
CBRE Group, Inc. - Class A (a)	3	514
CDW Corp.	1	202
Cencora, Inc.	2	684
Centene Corporation (a)	5	218
CenterPoint Energy, Inc.	7	261
Charles Schwab Corporation, The	19	1,850
Cheniere Energy, Inc.	2	470
Chevron Corporation	20	3,096
Chipotle Mexican Grill, Inc. (a)	15	542
Chubb Limited	4	1,253
Church & Dwight Co., Inc.	3	222
Cigna Group, The	3	786
Cincinnati Financial Corporation	2	288
Cintas Corporation	4	714
Circle Internet Group, Inc. - Class A (a)	—	37
Cisco Systems, Inc.	43	3,330
Citigroup Inc.	19	2,273
Citizens Financial Group, Inc.	5	294
Clorox Company, The	1	144
Cloudflare, Inc. - Class A (a)	3	659
CME Group Inc. - Class A	4	1,077
CMS Energy Corporation	4	250
Coca-Cola Company, The	43	2,993
Cognizant Technology Solutions Corporation - Class A	6	458
Coinbase Global, Inc. - Class A (a)	2	555
Colgate-Palmolive Company	9	712
Comcast Corporation - Class A	39	1,171
Comfort Systems USA, Inc.	—	357
ConocoPhillips	14	1,281
Consolidated Edison, Inc.	4	377
Constellation Brands, Inc. - Class A	2	232
Constellation Energy Group, Inc.	3	1,207
Cooper Companies, Inc., The (a)	2	186
Copart, Inc. (a)	9	362
Corebridge Financial, Inc.	3	83
Coreweave, Inc. - Class A (a)	3	195
Corning Incorporated	8	715
Corpay Inc. (a)	1	207
Corteva, Inc.	8	512
CoStar Group, Inc. (a)	4	291
Costco Wholesale Corporation	5	4,196
Coterra Energy Inc.	8	210
Credo Technology Group Holding Ltd (a)	2	232
CrowdStrike Holdings, Inc. - Class A (a)	3	1,240
Crown Castle Inc.	5	419
CSX Corporation	20	738
Cummins Inc.	1	757
CVS Health Corporation	14	1,090
D.R. Horton, Inc.	3	428
Danaher Corporation	7	1,615
Darden Restaurants, Inc.	1	234
Datadog, Inc. - Class A (a)	3	473
Deere & Company	3	1,269
Dell Technologies Inc. - Class C	3	431
Delta Air Lines, Inc.	7	494
Devon Energy Corporation	7	241
DexCom, Inc. (a)	4	261
Diamondback Energy, Inc.	2	315
Digital Realty Trust, Inc.	3	537
DocuSign, Inc. (a)	2	152
Dollar General Corporation	2	303
Dollar Tree, Inc. (a)	2	269
Dominion Energy, Inc.	9	553
Domino's Pizza, Inc.	—	142
DoorDash, Inc. - Class A (a)	4	895
Dover Corporation	1	280

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Dow Inc.	8	178
DTE Energy Company	2	291
Duke Energy Corporation	9	999
DuPont de Nemours, Inc.	5	187
Dynatrace, Inc. (a)	3	152
East West Bancorp, Inc.	2	174
Eaton Corporation Public Limited Company	4	1,357
eBay Inc.	5	453
Ecolab Inc.	3	731
Edison International	4	264
Edwards Lifesciences Corporation (a)	6	533
Electronic Arts Inc.	3	516
Elevance Health, Inc.	2	842
Eli Lilly and Company	9	9,348
EMCOR Group, Inc.	—	293
Emerson Electric Co.	6	806
Entegris, Inc.	2	149
Entergy Corporation	5	439
EOG Resources, Inc.	6	638
EQT Corporation	7	357
Equifax, Inc.	1	294
Equinix, Inc.	1	817
Equitable Holdings, Inc.	3	140
Equity Residential	4	234
Essex Property Trust, Inc.	1	173
Estee Lauder Companies Inc., The - Class A	3	279
Evergy, Inc.	2	166
Eversource Energy	4	261
Exelon Corporation	11	466
Expand Energy Corporation	3	280
Expedia Group, Inc.	1	369
Expeditors International of Washington, Inc. - Class A	2	228
Extra Space Storage Inc.	2	270
Exxon Mobil Corporation	46	5,527
F&G Annuities & Life, Inc.	—	5
F5, Inc. (a)	1	168
Fair Isaac Corporation (a)	—	416
Fastenal Company	13	510
FedEx Corporation	2	680
Ferguson Enterprises Inc.	2	505
Fidelity National Financial, Inc. - Class A	3	156
Fidelity National Information Services, Inc.	6	393
Fifth Third Bancorp	7	336
First Citizens BancShares, Inc. - Class A	—	225
First Solar, Inc. (a)	1	306
FirstEnergy Corp.	5	245
Fiserv, Inc. (a)	6	396
Flex Ltd. (a)	4	234
Flutter Entertainment Public Limited Company (a)	2	382
Ford Motor Company	44	574
Former Charter Communications Parent, Inc. - Class A (a)	1	185
Fortinet, Inc. (a)	7	549
Fortive Corporation	4	196
Fox Corporation - Class A	2	161
Fox Corporation - Class B	2	109
Freeport-McMoRan Inc.	16	795
Garmin Ltd.	2	340
Gartner, Inc. (a)	1	210
GE HealthCare Technologies Inc.	5	422
GE Vernova Inc.	3	1,969
Gen Digital Inc.	6	156
General Dynamics Corporation	3	899
General Electric Company	12	3,544
General Mills, Inc.	6	281
General Motors Company	10	844
Genuine Parts Company	1	174
Gilead Sciences, Inc.	14	1,658
Global Payments Inc.	3	203
GoDaddy Inc. - Class A (a)	1	173
Goldman Sachs Group, Inc., The	3	2,873
Halliburton Company	9	259
Hartford Insurance Group, Inc., The	3	410
HCA Healthcare, Inc.	2	827
HEICO Corporation	—	142
HEICO Corporation - Class A	1	207
Hershey Company, The	2	289
Hewlett Packard Enterprise Company	14	344
Hilton Worldwide Holdings Inc.	2	675
Hologic, Inc. (a)	3	197
Home Depot, Inc., The	11	3,723
Honeywell International Inc.	7	1,365
Howmet Aerospace Inc.	4	872
HP, Inc.	10	234
Hubbell Incorporated	1	246
HubSpot, Inc. (a)	1	245
Humana Inc.	1	312
Huntington Bancshares Incorporated	17	288
IDEXX Laboratories, Inc. (a)	1	566
Illinois Tool Works Inc.	3	760
Illumina, Inc. (a)	2	229
Incyte Corporation (a)	2	180
Ingersoll Rand Inc.	4	351
Insmed Incorporated (a)	2	397
Insulet Corporation (a)	1	213
Intel Corporation (a)	47	1,739
Interactive Brokers Group, Inc. - Class A	5	308
Intercontinental Exchange, Inc.	6	995
International Business Machines Corporation	10	2,991
International Flavors & Fragrances Inc.	3	200
International Paper Company	6	221
Intuit Inc.	3	1,968
Intuitive Surgical, Inc. (a)	4	2,162
Invitation Homes Inc.	6	161
IQVIA Holdings Inc. (a)	2	407
Iron Mountain Incorporated	3	268
J.B. Hunt Transport Services, Inc.	1	153
Jacobs Solutions Inc.	1	193
James Hardie Industries Public Limited Company - CHESS	6	132
Johnson & Johnson	26	5,430
Johnson Controls International Public Limited Company	7	799
JPMorgan Chase & Co.	30	9,648
Kenvue Inc.	20	345
Keurig Dr Pepper Inc.	13	378
KeyCorp	10	203
Keysight Technologies, Inc. (a)	2	384
Kimberly-Clark Corporation	4	373
Kimco Realty OP, LLC	6	130
Kinder Morgan, Inc.	21	586
KKR & Co. Inc. - Class A	7	946
KLA Corporation	1	1,761
Kraft Heinz Company, The	10	250
Kroger Co., The	7	411
L3Harris Technologies, Inc.	2	588
Labcorp Holdings Inc.	1	231
Lam Research Corporation	14	2,339
Las Vegas Sands Corp.	4	228
Leidos Holdings, Inc.	1	241
Lennar Corporation - Class A	2	237
Lennar Corporation - Class B	—	19
Lennox International Inc.	—	164
Liberty Media Corporation - Series A (a)	—	10
Liberty Media Corporation - Series C (a)	2	240
Linde Public Limited Company	5	2,178
Live Nation Entertainment, Inc. (a)	2	226
Lockheed Martin Corporation	2	1,037
Loews Corporation	2	225
Lowe`s Companies, Inc.	6	1,485
LPL Financial Holdings Inc.	1	309
LyondellBasell Industries N.V. - Class A	3	131
M&T Bank Corporation	2	342
Marathon Petroleum Corporation	3	517
Markel Group Inc. (a)	—	292
Marriott International, Inc. - Class A	2	746
Marsh & Mclennan Companies, Inc.	5	1,009
Martin Marietta Materials, Inc.	1	418
Marvell Technology, Inc.	9	778

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Masco Corporation	2	142
MasterCard Incorporated - Class A	9	5,124
McCormick & Company, Incorporated	3	201
McDonald's Corporation	8	2,386
McKesson Corporation	1	1,107
Medtronic, Inc.	14	1,362
Merck & Co., Inc.	27	2,855
Meta Platforms, Inc. - Class A	24	15,636
MetLife, Inc.	6	461
Mettler-Toledo International Inc. (a)	—	319
Microchip Technology Incorporated	6	374
Micron Technology, Inc.	12	3,496
Microsoft Corporation	81	39,224
Mid-America Apartment Communities, Inc.	1	185
Mondelez International, Inc. - Class A	14	753
MongoDB, Inc. - Class A (a)	1	358
Monolithic Power Systems, Inc.	—	444
Monster Beverage 1990 Corporation (a)	8	587
Moody's Corporation	2	858
Morgan Stanley	13	2,372
Motorola Solutions, Inc.	2	707
MSCI Inc. - Class A	1	457
Nasdaq, Inc.	4	413
NetApp, Inc.	2	211
Netflix, Inc. (a)	46	4,341
Newmont Corporation	12	1,189
News Corporation - Class A	4	111
News Corporation - Class B	1	19
NextEra Energy, Inc.	23	1,823
Nike, Inc. - Class B	12	779
NiSource Inc.	5	202
Norfolk Southern Corporation	2	708
Northern Trust Corporation	2	285
Northrop Grumman Corporation	2	859
NRG Energy, Inc.	2	351
Nucor Corporation	3	418
NVIDIA Corporation	256	47,836
NVR, Inc. (a)	—	204
Occidental Petroleum Corporation	7	272
Okta, Inc. - Class A (a)	2	160
Old Dominion Freight Line, Inc.	2	309
Omnicom Group Inc.	4	284
ON Semiconductor Corporation (a)	5	256
ONEOK, Inc.	7	487
Oracle Corporation	18	3,582
O'Reilly Automotive, Inc. (a)	9	832
Otis Worldwide Corporation	4	360
PACCAR Inc.	6	631
Packaging Corporation of America	1	198
Palantir Technologies Inc. - Class A (a)	24	4,224
Palo Alto Networks, Inc. (a)	8	1,383
Parker-Hannifin Corporation	1	1,167
Paychex, Inc.	4	408
PayPal Holdings, Inc.	10	587
PepsiCo, Inc.	15	2,149
Pfizer Inc.	62	1,550
PG&E Corporation	24	379
Philip Morris International Inc.	17	2,723
Phillips 66	4	572
Pinterest, Inc. - Class A (a)	7	171
PPG Industries, Inc.	2	239
PPL Corporation	8	274
Principal Financial Group, Inc.	2	214
Procter & Gamble Company, The	26	3,682
Progressive Corporation, The	6	1,473
ProLogis Inc.	10	1,277
Prudential Financial, Inc.	4	432
PTC Inc. (a)	1	226
Public Service Enterprise Group Incorporated	5	423
Public Storage Operating Company	2	457
PulteGroup, Inc.	2	232
Pure Storage, Inc. - Class A (a)	3	223
Qualcomm Incorporated	12	2,026
Quanta Services, Inc.	2	666
Quest Diagnostics Incorporated	1	222
Raymond James Financial, Inc.	2	293
Realty Income Corporation	10	540
Regeneron Pharmaceuticals, Inc.	1	850
Regions Financial Corporation	9	239
Republic Services, Inc.	2	485
ResMed Inc.	2	375
Robinhood Markets, Inc. - Class A (a)	8	924
Roblox Corporation - Class A (a)	7	546
Rocket Lab Usa, Inc. (a)	5	319
Rockwell Automation, Inc.	1	468
Rollins, Inc.	3	199
Roper Technologies, Inc.	1	524
Ross Stores, Inc.	3	623
Royal Caribbean Cruises Ltd.	3	766
Royalty Pharma PLC - Class A	4	149
RTX Corporation	15	2,663
S&P Global Inc.	3	1,721
Salesforce, Inc.	10	2,679
SBA Communications Corporation - Class A	1	226
Schlumberger Limited	16	631
Seagate Technology Holdings Public Limited Company	2	612
Sempra	7	623
ServiceNow, Inc. (a)	11	1,730
Sherwin-Williams Company, The	3	813
Simon Property Group, Inc.	4	674
Snap-on Incorporated	1	189
Snowflake Inc. - Class A (a)	4	779
SoFi Technologies, Inc. (a)	13	336
Southwest Airlines Co.	5	211
SS&C Technologies Holdings, Inc.	2	216
Starbucks Corporation	12	1,028
State Street Corporation	3	394
Steel Dynamics, Inc.	2	256
Steris Public Limited Company	1	258
Strategy Inc - Class A (a)	3	441
Stryker Corporation	4	1,379
Sun Communities, Inc.	1	157
Super Micro Computer, Inc. (a)	6	172
Synchrony Financial	4	321
Synopsys, Inc. (a)	2	946
Sysco Corporation	5	368
T. Rowe Price Group, Inc.	2	253
Take-Two Interactive Software, Inc. (a)	2	497
Targa Resources Corp.	2	443
Target Corporation	5	492
TE Connectivity Public Limited Company	3	730
Teledyne Technologies Incorporated (a)	1	257
Teradyne, Inc.	2	327
Tesla, Inc. (a)	30	13,712
Texas Instruments Incorporated	10	1,709
Texas Pacific Land Corporation	1	180
Textron Inc.	2	170
The PNC Financial Services Group, Inc.	4	909
The Southern Company	12	1,045
Thermo Fisher Scientific Inc.	4	2,397
TJX Companies, Inc., The	12	1,875
T-Mobile US, Inc.	5	1,057
Tractor Supply Company	5	269
Trade Desk, Inc., The - Class A (a)	5	196
Trane Technologies Public Limited Company	2	961
TransDigm Group Incorporated	1	757
TransUnion	2	176
Travelers Companies, Inc., The	2	714
Trimble Inc. (a)	2	195
Truist Financial Corporation	14	707
Twilio Inc. - Class A (a)	2	219
Tyler Technologies, Inc. (a)	—	194
Tyson Foods, Inc. - Class A	3	163
U.S. Bancorp	17	904
Uber Technologies, Inc. (a)	22	1,803
Ulta Beauty, Inc. (a)	—	301
Union Pacific Corporation	6	1,495
United Airlines Holdings, Inc. (a)	4	401
United Parcel Service, Inc. - Class B	8	820

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
United Rentals, Inc.	1	559
UnitedHealth Group Incorporated	10	3,252
Universal Music Group N.V.	10	263
Valero Energy Corporation	3	550
Veeva Systems Inc. - Class A (a)	2	345
Ventas, Inc.	5	363
Veralto Corporation	2	248
VeriSign, Inc.	1	210
Verisk Analytics, Inc.	2	336
Verizon Communications Inc.	46	1,867
Vertex Pharmaceuticals Incorporated (a)	3	1,253
Vertiv Holdings Co - Class A	4	672
VICI Properties Inc.	12	327
Visa Inc. - Class A	19	6,495
Vistra Corp.	4	593
Vulcan Materials Company	1	425
W. R. Berkley Corporation	3	229
W.P. Carey Inc.	2	145
W.W. Grainger, Inc.	—	504
Walmart Inc.	47	5,218
Walt Disney Company, The	20	2,221
Warner Bros. Discovery, Inc. - Series A (a)	25	713
Waste Connections, Inc.	3	509
Waste Management, Inc.	4	875
Waters Corporation (a)	1	239
Watsco, Inc.	—	121
WEC Energy Group Inc.	3	359
Wells Fargo & Company	34	3,190
Welltower Inc.	7	1,391
West Pharmaceutical Services, Inc.	1	214
Western Digital Corporation	4	632
Westinghouse Air Brake Technologies Corporation	2	407
Weyerhaeuser Company	7	154
Williams Companies, Inc., The	13	781
Willis Towers Watson Public Limited Company	1	314
Workday, Inc. - Class A (a)	2	489
XCEL Energy Inc.	7	482
Xylem Inc.	3	360
Yum! Brands, Inc.	3	475
Zebra Technologies Corporation - Class A (a)	1	127
Zillow Group, Inc. - Class A (a)	1	59
Zillow Group, Inc. - Class C (a)	2	104
Zimmer Biomet Holdings, Inc.	2	178
Zoetis Inc. - Class A	5	597
Zoom Communications, Inc. - Class A (a)	3	240
Zscaler, Inc. (a)	1	237
		639,683
Japan 5.8%
Advantest Corporation	8	940
AEON Co., Ltd.	29	453
AGC Inc.	2	76
Aisin Corporation	7	134
Ajinomoto Co., Inc.	11	237
ANA Holdings Inc.	2	36
Asahi Group Holdings, Ltd.	16	166
Asahi Kasei Corporation	13	118
ASICS Corporation	7	175
Astellas Pharma Inc.	19	251
Bandai Namco Holdings Inc.	6	171
Bridgestone Corporation (c)	12	274
Canon Inc. (c)	9	270
Capcom Co., Ltd.	4	89
Central Japan Railway Company	11	293
Chubu Electric Power Co., Ltd.	10	151
Chugai Pharmaceutical Co., Ltd.	7	378
Dai Nippon Printing Co., Ltd.	4	72
Daifuku Co., Ltd.	4	119
Dai-ichi Life Holdings, Inc.	40	331
Daiichi Sankyo Company, Limited	20	432
Daikin Industries, Ltd.	3	411
Daito Trust Construction Co., Ltd.	4	76
Daiwa House Industry Co., Ltd.	8	252
Daiwa Securities Group Inc.	13	117
DENSO Corporation	20	272
DISCO Corporation	1	309
East Japan Railway Company	11	296
Eisai Co., Ltd.	3	89
ENEOS Holdings, Inc.	32	230
FANUC Corporation	10	401
Fast Retailing Co., Ltd.	2	730
Fuji Electric Co., Ltd.	1	106
FUJIFILM Holdings Corporation	13	276
Fujikura Ltd.	3	335
Fujitsu Limited	20	549
Hankyu Hanshin Holdings, Inc.	2	58
Hikari Tsushin, Inc.	—	56
Hitachi Construction Machinery Co., Ltd.	—	12
Hitachi, Ltd.	50	1,560
Honda Motor Co., Ltd.	42	416
HOYA Corporation	4	546
Hulic Co., Ltd.	7	71
IBIDEN Co., Ltd.	3	129
Idemitsu Kosan Co., Ltd.	11	86
IHI Corporation	10	184
Inpex Corporation (c)	11	209
Isuzu Motors Limited	6	91
ITOCHU Corporation	76	959
Japan Airlines Co., Ltd.	2	35
Japan Exchange Group, Inc.	13	141
Japan Post Bank Co., Ltd.	21	295
Japan Post Holdings Co., Ltd.	17	181
Japan Post Insurance Co., Ltd.	2	51
Japan Real Estate Investment Corporation	—	44
Japan Tobacco Inc.	13	468
JFE Holdings, Inc.	5	67
Kajima Corporation	5	175
Kao Corporation (c)	5	196
Kawasaki Heavy Industries, Ltd.	2	106
Kawasaki Kisen Kaisha, Ltd.	5	72
KDDI Corporation	31	536
Keyence Corporation	2	760
Kikkoman Corporation	8	68
Kioxia Holdings Corporation (a)	2	107
Kirin Holdings Company, Limited	8	123
Komatsu Ltd.	10	316
Konami Group Corporation	1	150
Kubota Corporation	14	202
KYOCERA Corporation	16	219
Kyowa Kirin Co., Ltd. (c)	3	53
Lasertec Co., Ltd.	1	170
LY Corporation	34	90
M3, Inc.	5	72
Makita Corporation	3	82
Marubeni Corporation	18	516
MatsukiyoCocokara & Co.	4	68
Minebeamitsumi Inc.	4	72
Mitsubishi Chemical Group Corporation	18	107
Mitsubishi Corporation	42	966
Mitsubishi Electric Corporation	22	648
Mitsubishi Estate Co., Ltd.	13	320
Mitsubishi HC Capital Inc.	10	85
Mitsubishi Heavy Industries, Ltd.	36	894
Mitsubishi UFJ Financial Group, Inc.	125	2,000
Mitsui & Co., Ltd.	28	825
Mitsui Fudosan Co., Ltd.	31	350
Mitsui O.S.K. Lines, Ltd. (c)	3	96
Mizuho Financial Group, Inc.	27	993
MonotaRO Co., Ltd.	3	45
MS&AD Insurance Group Holdings, Inc.	14	338
Murata Manufacturing Co., Ltd.	21	428
Nec Corporation	13	456
NEXON Co., Ltd. (c)	4	102
Nidec Corporation	12	161
Nintendo Co., Ltd.	13	879
Nippon Building Fund Inc. (c)	—	95
Nippon Paint Holdings Co., Ltd. (c)	9	62
Nippon Sanso Holdings Corporation	2	69
Nippon Steel Corporation	62	253
Nippon Telegraph and Telephone Corporation	289	292

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Nippon Yusen Kabushiki Kaisha	5	175
Nissan Motor Co., Ltd. (a)	24	60
Niterra Co., Ltd.	3	115
Nitori Holdings Co., Ltd.	3	52
Nitto Denko Corporation	7	155
Nomura Holdings, Inc.	30	254
Nomura Research Institute, Ltd.	5	177
Obayashi Corporation	8	176
OBIC Co., Ltd.	4	113
Olympus Corporation	13	169
Oracle Corporation Japan	—	34
Oriental Land Co., Ltd.	12	228
ORIX Corporation	12	344
Osaka Gas Co., Ltd.	4	132
Otsuka Corporation	3	62
Otsuka Holdings Co., Ltd.	5	260
Pan Pacific International Holdings Corporation	32	190
Panasonic Holdings Corporation	23	292
Rakuten Group, Inc. (a)	15	97
Recruit Holdings Co., Ltd.	15	873
Renesas Electronics Corporation	19	263
Resona Holdings, Inc.	24	233
SBI Holdings, Inc.	7	147
SCREEN Holdings Co., Ltd.	1	68
SCSK Corporation	2	61
Secom Co., Ltd.	4	146
Sekisui Chemical Co., Ltd.	6	101
Sekisui House, Ltd.	8	167
Seven & I Holdings Co., Ltd.	25	353
Shimadzu Corporation	3	69
Shimano Inc. (c)	1	63
Shimizu Corporation	7	111
Shin-Etsu Chemical Co., Ltd.	21	647
Shionogi & Co., Ltd.	8	145
Shiseido Company, Limited (c)	4	51
SMC Corporation	1	209
SoftBank Corp.	297	408
SoftBank Group Corp.	42	1,168
Sompo Holdings, Inc.	9	317
Sony Group Corporation	65	1,677
Square Enix Holdings Co., Ltd.	2	44
Subaru Corporation.	7	141
Sumitomo Corporation	13	464
Sumitomo Electric Industries, Ltd.	8	336
Sumitomo Metal Mining Co., Ltd.	3	114
Sumitomo Mitsui Financial Group, Inc. (c)	42	1,349
Sumitomo Mitsui Trust Group, Inc.	7	226
Sumitomo Realty & Development Co., Ltd.	11	276
Suntory Beverage & Food Limited	1	24
Suzuki Motor Corporation	18	274
Sysmex Corporation (c)	6	55
T&D Holdings, Inc.	6	136
Taisei Corporation	2	152
Takeda Pharmaceutical Company Limited (c)	18	543
TDK Corporation	20	284
Terumo Corporation	17	249
The Chiba Bank, Ltd.	9	104
The Kansai Electric Power Company, Incorporated	11	165
TIS Inc.	3	91
Toho Co., Ltd.	1	56
Tokio Marine Holdings, Inc.	21	783
Tokyo Electric Power Company Holdings, Inc. (a)	13	54
Tokyo Electron Limited	5	1,060
Tokyo Gas Co., Ltd.	3	131
Tokyu Corporation	5	55
TOPPAN Holdings Inc.	3	95
Toray Industries, Inc.	18	117
Toyo Suisan Kaisha, Ltd.	1	62
Toyota Industries Corporation	2	215
Toyota Motor Corporation	125	2,688
Toyota Tsusho Corporation	8	280
Trend Micro Incorporated	2	62
Unicharm Corporation	15	83
West Japan Railway Company	6	120
Yamaha Motor Co., Ltd. (c)	11	84
Yaskawa Electric Corporation	3	86
Yokogawa Electric Corporation	3	96
Yokohama Financial Group, Inc.	13	103
Zensho Holdings Co., Ltd.	1	63
ZOZO, Inc.	6	47
		51,620
United Kingdom 3.5%
3i Group PLC	11	482
Admiral Group PLC	2	107
Anglo American PLC	11	461
Associated British Foods PLC	3	85
AstraZeneca PLC	17	3,156
Auto Trader Group PLC	10	78
Aviva PLC	31	290
BAE Systems PLC	32	742
Barclays PLC	149	953
Barratt Redrow PLC	17	89
BP P.L.C.	165	966
British American Tobacco P.L.C.	21	1,217
BT Group PLC	61	150
Bunzl Public Limited Company	3	90
Centrica PLC	50	114
Coca-Cola Europacific Partners PLC	2	220
Compass Group PLC	19	595
CVC Capital Partners PLC	8	140
Diageo PLC	24	522
Entain PLC	7	76
Experian PLC	10	445
Fiat Chrysler Automobiles N.V.	22	245
GSK PLC	45	1,108
Haleon PLC	102	513
Halma Public Limited Company	4	204
HSBC Holdings PLC	187	2,960
ICG PLC	3	80
Imperial Brands PLC	9	359
Informa PLC	15	175
InterContinental Hotels Group PLC	2	230
International Consolidated Airlines Group S.A.	37	204
Intertek Group PLC	2	112
J Sainsbury PLC	15	66
Kingfisher PLC	19	81
Legal & General Group PLC	63	222
Lloyds Banking Group PLC	649	860
London Stock Exchange Group PLC	5	605
M&G PLC	24	93
Melrose Industries PLC	11	88
National Grid PLC	55	845
NatWest Group PLC	83	730
Next PLC	1	235
Pearson PLC	7	106
Pentair Public Limited Company	2	203
Phoenix Group Holdings PLC	8	77
Prudential Public Limited Company	28	431
Reckitt Benckiser Group PLC	7	577
Relx PLC	20	809
Rentokil Initial PLC	25	147
Rightmove PLC	8	55
Rolls-Royce Holdings PLC	91	1,414
Schroders PLC	10	56
SEGRO Public Limited Company	11	105
Severn Trent PLC	3	108
Shell PLC - Class A	63	2,335
Smith & Nephew PLC	10	163
Smiths Group PLC	4	129
Spirax Group PLC	1	65
SSE PLC	12	341
Standard Chartered PLC	20	488
Tesco PLC	70	416
The Sage Group PLC	10	141
Unilever PLC	24	1,544
United Utilities PLC	7	116
Vodafone Group Public Limited Company	226	302
Weir Group PLC(The)	3	128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Wise PLC - Class A (a)	7	83
		31,332
Canada 3.3%
Agnico Eagle Mines Limited	6	942
Alimentation Couche-Tard Inc.	7	408
AltaGas Ltd.	3	85
ARC Resources Ltd.	6	111
Bank of Montreal	8	1,012
Bank of Nova Scotia, The	14	998
Banque Nationale Du Canada	4	547
Barrick Mining Corporation	19	827
BCE Inc.	3	83
Bombardier Inc. - Class B (a)	1	158
Brookfield Corporation - Class A	20	933
CAE Inc. (a) (c)	3	92
Cameco Corporation	5	435
Canadian Imperial Bank of Commerce	10	940
Canadian National Railway Company	6	596
Canadian Natural Resources Limited	22	755
Canadian Pacific Kansas City Limited	10	724
Canadian Tire Corporation, Limited - Class A	1	93
CCL Industries Inc. - Class B	1	88
Celestica Inc. (a)	1	368
Cenovus Energy Inc.	15	258
Chorus Limited - Class A	2	196
Constellation Software Inc.	—	534
Dollarama Inc.	3	469
Emera Incorporated (d)	3	159
Enbridge Inc.	23	1,115
Fairfax Financial Holdings Limited	—	414
FirstService Corporation (c)	1	78
Fortis Inc.	6	291
Franco-Nevada Corporation	2	421
George Weston Limited	2	129
GFL Environmental Inc.	3	118
Great-West Lifeco Inc.	3	138
Groupe WSP Global Inc.	1	264
Hydro One Limited	4	142
iA Societe Financiere Inc.	1	121
IGM Financial Inc.	1	43
Imperial Oil Limited	2	140
Intact Financial Corporation	2	424
Keyera Corp. (d)	3	83
Kinross Gold Corporation	13	370
Les Vetements de Sport Gildan Inc. - Class A	2	124
Loblaw Companies Limited	6	280
Lululemon Athletica Canada Inc. (a)	1	235
Lundin Gold Inc. (d)	1	89
Magna International Inc.	3	161
Manulife Financial Corporation	19	675
Metro Inc. - Class A	2	163
Nutrien Ltd. (c)	6	345
Open Text Corporation	3	86
Pan American Silver Corp.	5	239
Pembina Pipeline Corporation	6	235
Power Corporation of Canada (c)	6	308
Quebecor Inc. - Class B	2	78
RB Global, Inc.	2	183
Restaurant Brands International Limited Partnership	3	212
Rogers Communications Inc. - Class B	5	172
Royal Bank of Canada	15	2,638
Saputo Inc.	3	91
Shopify Inc. - Class A (a)	13	2,135
Stantec Inc.	1	110
Sun Life Financial Inc.	6	380
Suncor Energy Inc.	13	569
TC Energy Corporation (c)	11	617
Teck Resources Limited - Class B	6	268
TELUS Corporation	6	75
TFI International Inc.	1	77
Thomson Reuters Corporation	2	212
TMX Group Limited	3	116
Toronto-Dominion Bank, The	19	1,786
Tourmaline Oil Corp	4	175
Wheaton Precious Metals Corp.	5	569
		29,505
France 2.5%
Aeroports de Paris (c)	—	55
Airbus SE	6	1,512
Amundi (d)	1	68
AXA	18	885
Biomerieux S.A.	1	76
BNP Paribas	11	1,061
Bollore SE	7	41
Bouygues	2	112
Bureau Veritas	3	100
Capgemini France	2	307
Compagnie de Saint-Gobain	5	499
Compagnie Generale des Etablissements Michelin	7	244
Credit Agricole S.A.	12	239
Danone	7	659
Dassault Aviation	—	65
Dassault Systemes	7	204
Engie	20	529
EssilorLuxottica	3	1,085
Hermes International	—	906
Kering	1	293
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,187
Legrand	3	433
L'Oreal	3	1,141
LVMH Moet Hennessy Louis Vuitton	3	2,123
Orange	20	332
Pernod Ricard	2	194
Publicis Groupe S.A.	2	256
Safran	4	1,311
Sanofi	12	1,184
Sartorius Stedim Biotech	—	72
Schneider Electric SE	6	1,621
Societe Generale	7	582
Thales	1	286
TotalEnergies SE	22	1,422
Veolia Environnement	7	243
VINCI	6	778
		22,105
Germany 2.1%
Adidas AG - Class N	2	386
Allianz SE	4	1,932
BASF SE - Class N	10	524
Bayer Aktiengesellschaft - Class N	10	429
Bayerische Motoren Werke Aktiengesellschaft	3	337
Beiersdorf Aktiengesellschaft	1	109
BioNTech SE - ADR (a)	1	102
COMMERZBANK Aktiengesellschaft	10	409
Continental Aktiengesellschaft	1	85
Daimler Truck Holding AG	5	205
Deutsche Bank Aktiengesellschaft - Class N	19	747
Deutsche Borse Aktiengesellschaft - Class N	2	516
Deutsche Post AG - Class N	10	548
Deutsche Telekom AG - Class N	37	1,191
E.ON SE - Class N	23	444
Elia Group	—	56
Fresenius SE & Co. KGaA	4	251
Hannover Ruck SE - Class N	1	197
Heidelberg Materials AG	1	354
Henkel AG & Co. KGaA	1	92
Infineon Technologies AG - Class N	13	586
Mercedes-Benz Group AG - Class N	8	531
MERCK Kommanditgesellschaft auf Aktien	1	212
MTU Aero Engines AG - Class N	1	254
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	926
Rheinmetall Aktiengesellschaft	—	895
RWE Aktiengesellschaft	7	364
SAP SE	11	2,724
Siemens Aktiengesellschaft - Class N	8	2,236
Siemens Energy AG (a)	7	1,031
Siemens Healthineers AG (d)	3	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Talanx Aktiengesellschaft	1	90
Vonovia SE	9	253
		19,164
Switzerland 2.0%
ABB Ltd - Class N	17	1,253
Alcon AG	6	436
Amrize AG (a)	6	311
Chocoladefabriken Lindt & Sprungli AG - Class N	—	147
Coca-Cola HBC AG	2	110
Compagnie Financiere Richemont S.A.	6	1,253
EMS-Chemie Holding AG	—	37
Galderma Group AG	1	298
Geberit AG - Class N	—	263
Givaudan S.A. - Class N	—	344
Glencore PLC	103	565
Holcim AG	5	535
Julius Bar Gruppe AG - Class N	2	178
Kuhne & Nagel International AG	1	125
Lonza Group AG	1	509
Nestle S.A. - Class N	28	2,763
Novartis AG - Class N	20	2,787
Partners Group Holding AG	—	300
Roche Holding AG	—	111
Sandoz Group AG	4	323
Schindler Holding AG - Class N	—	73
SGS S.A.	2	203
Sika AG	2	375
Sonova Holding AG	1	133
Straumann Holding AG - Class N	1	153
Swiss Life Holding AG - Class N	—	350
Swiss Re AG	3	530
Swisscom AG - Class N	—	209
UBS Group AG	34	1,571
Zurich Insurance Group AG - Class N	2	1,186
		17,431
Australia 1.8%
Amcor Pty Ltd	24	202
ANZ Group Holdings Limited	33	789
Aristocrat Leisure Limited	7	262
ASX Limited	2	82
Atlassian Corporation - Class A (a)	2	278
Australian Pipeline Trust	19	112
BHP Group Limited	54	1,614
BlueScope Steel Limited	4	72
Brambles Limited	15	233
Cochlear Limited	1	125
Coles Group Limited	15	222
Commonwealth Bank of Australia	18	1,954
Computershare Limited	6	130
CSL Limited	5	596
Evolution Mining Limited	22	185
Fortescue Ltd	18	261
Goodman Funding Pty Ltd	21	437
GPT Management Holdings Limited	25	91
Insurance Australia Group Limited	25	135
Lottery Corporation Limited, The	23	78
Macquarie Group Limited	4	541
Medibank Private Limited	26	83
Mirvac Limited	28	38
National Australia Bank Limited	34	935
Northern Star Resources Ltd	16	275
Orica Limited	5	89
Origin Energy Limited	20	151
Pro Medicus Limited	1	106
Qantas Airways Limited	7	47
QBE Insurance Group Limited	16	217
REA Group Ltd	—	55
Rio Tinto Limited	4	367
Rio Tinto PLC	12	979
Santos Limited	35	142
Scentre Group Limited	50	140
SEEK Limited	5	73
SGH Limited	2	55
Sigma Healthcare Ltd	67	132
Sonic Healthcare Limited	6	83
South32 Limited	45	106
Stockland Corporation Ltd	24	92
Suncorp Group Limited	11	134
Telstra Group Limited	41	134
TPG Corporation Limited	7	17
Transurban Holdings Limited	36	345
Vicinity Centres RE Ltd	34	58
Wesfarmers Limited	12	667
Westpac Banking Corporation	37	955
WHSP Holdings Ltd	3	78
WiseTech Global Limited (c)	2	95
Woodside Energy Group Ltd	21	329
Woolworths Group Limited	14	266
		15,642
Netherlands 1.1%
Adyen N.V. (a) (d)	—	529
ASM International N.V.	—	297
ASML Holding N.V.	4	4,585
DSM-Firmenich AG	3	219
Exor Nederland N.V.	1	91
HAL Trust	—	62
Heineken Holding N.V.	2	114
Heineken N.V.	3	241
ING Groep N.V.	32	891
JDE Peet's N.V.	2	67
Koninklijke Ahold Delhaize N.V.	9	386
Koninklijke KPN N.V.	41	191
Koninklijke Philips N.V.	9	237
NN Group N.V.	3	207
NXP Semiconductors N.V.	3	557
Prosus N.V. - Class N	14	865
STMicroelectronics N.V.	7	193
Wolters Kluwer N.V. - Class C	3	264
		9,996
Spain 0.9%
ACS, Actividades de Construccion y Servicios, S.A.	2	240
AENA, S.M.E., S.A.	9	245
Amadeus IT Holding, S.A. (d)	5	333
Banco Bilbao Vizcaya Argentaria, S.A.	63	1,475
Banco Santander, S.A.	160	1,888
CaixaBank, S.A.	40	493
Cellnex Telecom, S.A. (d)	7	217
EDP Renovaveis, S.A. (c)	3	45
Endesa, S.A.	3	99
Ferrovial SE	5	333
Iberdrola, Sociedad Anonima	68	1,466
Industria de Diseno Textil, S.A.	12	794
Naturgy Energy Group S.A.	1	39
Repsol S.A.	11	214
Telefonica, S.A. (c)	50	206
		8,087
Sweden 0.9%
AB Sagax - Class B	2	46
AB Sagax - Class D	7	27
Aktiebolaget Industrivarden - Class A	1	58
Aktiebolaget Industrivarden - Class C	2	73
Aktiebolaget SKF - Class B	4	116
Aktiebolaget Volvo - Class A	2	59
Aktiebolaget Volvo - Class B	17	553
Alfa Laval AB	3	171
ASSA ABLOY AB - Class B	11	431
Atlas Copco Aktiebolag - Class A	27	474
Atlas Copco Aktiebolag - Class B	18	293
Axfood AB	1	42
Boliden AB (a)	3	165
Epiroc Aktiebolag - Class A	6	133
Epiroc Aktiebolag - Class B	5	104
EQT AB (d)	8	295
Essity Aktiebolag (publ) - Class B	7	206
Evolution AB (publ) (d)	2	144
Fastighets AB Balder - Class B (a)	9	63
G&L Beijer Ref AB - Class B (c)	4	63
H & M Hennes & Mauritz AB - Class B (c)	4	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Hexagon Aktiebolag - Class B	23	268
Holmen Aktiebolag - Class B	1	22
Indutrade Aktiebolag	2	57
Investmentaktiebolaget Latour - Class B	1	16
Investor Aktiebolag - Class A	6	210
Investor Aktiebolag - Class B	20	715
L E Lundbergforetagen Aktiebolag (publ) - Series B	1	55
Lifco AB (Publ) - Class B	3	98
NIBE Industrier AB - Class B	17	64
Nordnet AB	2	53
SAAB Aktiebolag - Class B	4	244
Sandvik Aktiebolag	11	358
Securitas AB - Class B	7	105
Skandinaviska Enskilda Banken AB - Class A	14	299
Skanska AB - Class B	4	100
SSAB AB - Class A	—	2
SSAB AB - Class B	8	63
Svenska Cellulosa Aktiebolaget SCA - Class B	5	61
Svenska Handelsbanken AB - Class A	14	211
Swedbank AB - Class A	10	365
Swedish Orphan Biovitrum AB (Publ) (a)	2	76
Tele2 AB - Class B	6	107
Telefonaktiebolaget LM Ericsson - Class B	30	291
Telia Company AB	29	126
Trelleborg AB - Class B	3	110
		7,678
Italy 0.8%
A2a S..A.	20	55
Assicurazioni Generali Societa' Per Azioni	10	402
Banca Mediolanum SpA	2	40
Banca Monte dei Paschi di Siena S.p.A.	21	224
Banco BPM Societa' Per Azioni	14	218
Bper Banca S.p.A.	14	192
Buzzi S.p.A.	1	47
Davide Campari-Milano N.V. (c)	7	44
ENEL - SpA	85	886
Eni S.p.A.	20	372
Ferrari N.V.	1	506
Finecobank Banca Fineco S.p.A.	7	174
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A. (c) (d)	1	12
Intesa Sanpaolo SpA	172	1,190
Leonardo S.p.A.	4	252
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	26
Moncler S.p.A.	2	159
Poste Italiane - Societa' Per Azioni (d)	4	111
Prysmian S.p.A.	3	329
Recordati Industria Chimica E Farmaceutica S.p.A. In Breve Recordati S.p.A.	1	58
Snam S.p.A.	22	147
Telecom Italia S.p.A.	126	76
Terna - Rete Elettrica Nazionale Societa Per Azioni	15	156
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.	17	1,375
		7,051
Denmark 0.5%
A.P. Moller - Maersk A/S - Class A	—	87
A.P. Moller - Maersk A/S - Class B (c)	—	66
Carlsberg A/S - Class B	1	121
Coloplast A/S - Class B	1	128
Danske Bank A/S	7	362
DSV A/S	2	535
Genmab A/S (a)	1	205
Novo Nordisk A/S - Class B	35	1,785
Novozymes A/S - Class B	4	239
Orsted A/S (a) (d)	5	87
Pandora A/S	1	75
Tryg A/S	3	89
Vestas Wind Systems A/S	11	295
		4,074
Hong Kong 0.4%
AIA Group Limited	116	1,186
Budweiser Brewing Company APAC Limited (c) (d)	24	23
CK Asset Holdings Limited	15	73
CK Hutchison Holdings Limited	30	207
CK Infrastructure Holdings Limited	4	26
CLP Holdings Limited	22	197
Hang Seng Bank, Limited	8	154
Henderson Land Development Company Limited	17	63
HKT Trust	50	74
Hong Kong And China Gas Company Limited -The-	103	92
Hong Kong Exchanges and Clearing Limited	13	678
Jardine Matheson Holdings Limited	2	130
Link Real Estate Investment Trust	31	137
MTR Corporation Limited (c)	14	53
Power Assets Holdings Limited	14	99
Sino Land Company Limited	22	28
Sun Hung Kai Properties Limited	19	231
Swire Pacific Limited - Class A	4	34
Swire Properties Limited	15	41
Techtronic Industries Company Limited	16	179
WH Group Limited (d)	75	84
Wharf (Holdings) Limited, The	8	22
Wharf Real Estate Investment Company Limited	12	38
		3,849
Singapore 0.3%
Capitaland Ascendas REIT	43	96
Capitaland Group Pte. Ltd.	51	95
Capitaland Investment Limited	15	32
DBS Group Holdings Ltd	22	976
Genting Singapore Limited	78	44
Jardine Cycle & Carriage Limited	—	3
Keppel Ltd.	17	138
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c) (d)	25	28
Oversea-Chinese Banking Corporation Limited	35	536
Singapore Airlines Limited (c)	16	82
Singapore Exchange Limited	10	129
Singapore Technologies Engineering Ltd	16	102
Singapore Telecommunications Limited	92	326
United Overseas Bank Limited	16	430
Wilmar International Limited	15	36
		3,053
Finland 0.3%
Elisa Oyj	1	55
Fortum Oyj	4	87
Kesko Oyj - Class A (c)	1	27
Kesko Oyj - Class B	2	49
Kone Corporation - Class B	4	263
Metso Oyj	9	149
Neste Oyj	4	97
Nokia Oyj	55	355
Nordea Bank Abp	36	670
Orion Oyj - Class B	2	123
Sampo Oyj - Class A	29	344
Stora Enso Oyj - Class R (c)	8	96
UPM-Kymmene Oyj	6	167
Wartsila Oyj Abp	5	179
		2,661
Belgium 0.3%
Ackermans	—	52
Ageas SA/NV	2	135
Anheuser-Busch InBev	11	685
Argenx SE (a)	1	569
D'Ieteren Group	—	20
Groep Brussel Lambert	1	89
KBC Groep	3	349
Lotus Bakeries	—	65
Sofina	—	53
Syensqo	1	64
UCB	1	368
Warehouses De Pauw	2	47
		2,496
Israel 0.2%
Azrieli Group Ltd.	—	53
Bank Hapoalim B.M.	15	335
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Bank Leumi Le-Israel B.M.	16	347
Elbit Systems Ltd.	—	155
ICL Group Ltd	11	65
Israel Discount Bank Limited	14	145
Mizrahi Tefahot Bank Ltd	2	108
Nice Ltd (a)	1	83
Teva Pharmaceutical Industries Ltd (a)	12	384
		1,675
Ireland 0.2%
CRH Public Limited Company	7	926
Kerry Group Public Limited Company - Class A	2	140
Kingspan Group Public Limited Company	2	138
Smurfit Westrock Public Limited Company	5	202
		1,406
Norway 0.2%
Aker BP ASA	4	97
DNB Bank ASA	8	225
Equinor ASA	7	167
Gjensidige Forsikring ASA	3	80
Kongsberg Gruppen ASA	5	130
Mowi ASA	5	119
Norsk Hydro ASA	13	103
Orkla ASA	8	85
SalMar ASA	1	69
Storebrand ASA	4	74
Telenor ASA	6	94
Var Energi ASA	8	26
Vend Marketplaces ASA - Class B	3	77
Yara International ASA	1	56
		1,402
Argentina 0.1%
MercadoLibre, Inc. (a)	1	1,025
Tenaris S.A.	3	62
		1,087
Poland 0.1%
Allegro.eu (a) (d)	5	42
Bank Polska Kasa Opieki - Spolka Akcyjna	2	127
Dino Polska Spolka Akcyjna (a) (d)	6	67
ING Bank Slaski Spolka Akcyjna	—	40
KGHM Polska Miedz Spolka Akcyjna (a)	2	119
LPP Spolka Akcyjna	—	75
Orlen S A	7	183
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	9	218
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	7	125
Santander Bank Polska Spolka Akcyjna	—	62
		1,058
Austria 0.1%
Andritz AG	—	36
BAWAG Group AG (d)	1	105
Erste Group Bank AG	3	397
OMV Aktiengesellschaft	2	102
Raiffeisen Bank International AG	2	75
Telekom Austria Aktiengesellschaft	2	19
Verbund AG	1	57
		791
South Korea 0.0%
Coupang, Inc. - Class A (a)	15	344
Chile 0.0%
Antofagasta PLC	4	163
Lundin Mining Corporation	7	145
		308
Portugal 0.0%
EDP, S.A.	32	146
Galp Energia, SGPS, S.A. - Class B	6	95
Jeronimo Martins, SGPS S.A.	2	56
		297
Mexico 0.0%
Fresnillo PLC	2	92
Southern Copper Corporation	1	139
		231
New Zealand 0.0%
Auckland International Airport Limited	17	81
Fisher & Paykel Healthcare Corporation Limited	6	119
Meridian Energy Limited	9	31
		231
Macau 0.0%
Galaxy Entertainment Group Limited	27	133
Sands China Ltd.	30	77
		210
Luxembourg 0.0%
ArcelorMittal	4	201
Zambia 0.0%
First Quantum Minerals Ltd (a)	7	194
Jersey 0.0%
Aptiv PLC (a)	2	182
China 0.0%
WuXi Biologics (Cayman) Inc. (a) (d)	38	153
Democratic Republic of the Congo 0.0%
Ivanhoe Mines Ltd - Class A (a) (c)	8	94
Colombia 0.0%
Zijin Gold International Company Limited (a)	4	77
Russian Federation 0.0%
Evraz PLC (a) (d) (e)	3	—
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $564,709)		885,368
PREFERRED STOCKS 0.4%
Switzerland 0.4%
Chocoladefabriken Lindt & Sprungli AG	—	161
Roche Holding AG	8	3,096
Schindler Holding AG	—	171
		3,428
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	1	72
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	71
Henkel AG & Co. KGaA (f)	2	132
Sartorius Aktiengesellschaft	—	63
Volkswagen Aktiengesellschaft (f)	2	263
		601
Italy 0.0%
Telecom Italia S.p.A.	51	37
Total Preferred Stocks (cost $2,850)		4,066
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (e)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.64% (b) (g)	4,798	4,798
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.74% (b) (g)	2,905	2,905
Total Short Term Investments (cost $7,703)		7,703
Total Investments 99.9% (cost $575,262)		897,137
Other Derivative Instruments (0.0)%		(29)
Other Assets and Liabilities, Net 0.1%		1,054
Total Net Assets 100.0%		898,162

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	369	314	145	12	65	244	847	0.1
JNL Government Money Market Fund, 3.64% - Class I	2,415	97,647	95,264	186	—	—	4,798	0.6
JNL Government Money Market Fund, 3.74% - Class SL	872	25,642	23,609	41	—	—	2,905	0.3
	3,656	123,603	119,018	239	65	244	8,550	1.0

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	05/29/20	603	529	0.1
Allegro.eu	12/15/23	43	42	—
Amadeus IT Holding, S.A.	09/22/17	330	333	0.1
Amundi	11/30/17	68	68	—
BAWAG Group AG	04/23/21	58	105	—
Budweiser Brewing Company APAC Limited	10/15/19	60	23	—
Cellnex Telecom, S.A.	05/28/19	281	217	—
Dino Polska Spolka Akcyjna	06/18/21	60	67	—
Emera Incorporated	09/22/17	138	159	—
EQT AB	12/16/22	203	295	0.1
Evolution AB (publ)	05/29/20	177	144	—
Evraz PLC	05/28/19	25	—	—
Infrastrutture Wireless Italiane S.p.A. O, In Forma Abbreviata, Inwit S.p.A.	04/23/25	15	12	—
Keyera Corp.	09/22/17	80	83	—
Lundin Gold Inc.	12/19/25	88	89	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	34	28	—
Orsted A/S	09/25/17	96	87	—
Poste Italiane - Societa' Per Azioni	09/22/17	67	111	—
Siemens Healthineers AG	06/18/21	150	148	—
WH Group Limited	09/26/17	61	84	—
WuXi Biologics (Cayman) Inc.	12/17/21	144	153	—
		2,781	2,777	0.3

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	6	March 2026	EUR	346	—	5
FTSE 100 Index	2	March 2026	GBP	195	(1)	5
S&P 500 Index	13	March 2026		4,490	(34)	(10)
S&P/ASX 200 Index	1	March 2026	AUD	216	—	1
Topix Index	2	March 2026	JPY	67,823	—	3
					(35)	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	03/18/26	AUD	7	5	—
CAD/USD	BCL	03/18/26	CAD	202	148	1
EUR/USD	HSB	03/18/26	EUR	506	596	5
JPY/USD	BCL	03/18/26	JPY	25,004	161	—
USD/GBP	HSB	03/18/26	GBP	(27)	(37)	—
					873	6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	673,290	212,078	—	885,368
Preferred Stocks	—	4,066	—	4,066
Warrants	—	—	—	—
Short Term Investments	7,703	—	—	7,703
	680,993	216,144	—	897,137
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	14	—	—	14
Open Forward Foreign Currency Contracts	—	6	—	6
	14	6	—	20
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(10)	—	—	(10)
Open Forward Foreign Currency Contracts	—	—	—	—
	(10)	—	—	(10)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 97.9%
Industrials 18.7%
AGCO Corporation	134	14,006
Alaska Air Group, Inc. (a)	215	10,835
Allegion Public Limited Company	120	19,070
Builders FirstSource, Inc. (a)	70	7,197
Delta Air Lines, Inc.	228	15,841
FedEx Corporation	40	11,495
Ferguson Enterprises Inc.	46	10,264
Flowserve Corporation	172	11,909
Generac Holdings Inc. (a)	45	6,164
GFL Environmental Inc.	312	13,380
Hubbell Incorporated	26	11,342
Ingersoll Rand Inc.	137	10,873
ITT Inc.	51	8,759
J.B. Hunt Transport Services, Inc.	57	11,084
Jacobs Solutions Inc.	115	15,259
KBR, Inc.	208	8,345
L3Harris Technologies, Inc.	56	16,545
Leidos Holdings, Inc.	81	14,636
Nordson Corporation	46	11,031
Nvent Electric Public Limited Company	146	14,883
Otis Worldwide Corporation	139	12,164
PACCAR Inc.	105	11,512
Pentair Public Limited Company	156	16,229
Regal Rexnord Corporation	93	13,025
Southwest Airlines Co.	294	12,162
StandardAero, Inc. (a)	134	3,853
Stanley Black & Decker, Inc.	143	10,636
TransUnion	166	14,270
Westinghouse Air Brake Technologies Corporation	91	19,508
		356,277
Financials 18.6%
American International Group, Inc.	188	16,105
Assurant, Inc.	74	17,899
Carlyle Group Inc., The	197	11,672
Columbia Banking System, Inc.	330	9,223
Corebridge Financial, Inc.	446	13,456
East West Bancorp, Inc.	131	14,703
Equitable Holdings, Inc.	173	8,256
Everest Group, Ltd.	34	11,658
Fidelity National Information Services, Inc.	227	15,085
Fifth Third Bancorp	289	13,505
Global Payments Inc.	165	12,801
Hanover Insurance Group Inc., The	82	15,012
Hartford Insurance Group, Inc., The	182	25,052
Lincoln National Corporation	339	15,109
M&T Bank Corporation	91	18,254
Northern Trust Corporation	148	20,235
Prosperity Bancshares, Inc.	124	8,571
Raymond James Financial, Inc.	137	21,923
Regions Financial Corporation	585	15,844
SLM Corporation	473	12,786
Synchrony Financial	143	11,943
TPG Inc. - Class A	171	10,900
Voya Financial, Inc.	192	14,274
Willis Towers Watson Public Limited Company	65	21,425
		355,691
Consumer Discretionary 9.0%
Aptiv PLC (a)	239	18,206
Aramark	410	15,114
Brightstar Lottery PLC	504	7,794
Brunswick Corporation	208	15,454
Darden Restaurants, Inc.	49	9,097
Group 1 Automotive, Inc.	10	3,977
Hyatt Hotels Corporation - Class A	96	15,375
LKQ Corporation	392	11,839
Mattel, Inc. (a)	446	8,858
Mohawk Industries, Inc. (a)	89	9,740
Newell Brands Inc.	1,047	3,893
PulteGroup, Inc.	157	18,430
Ross Stores, Inc.	103	18,611
Viking Holdings Ltd (a)	213	15,233
		171,621
Health Care 8.8%
Agilent Technologies, Inc.	167	22,768
Avantor, Inc. (a)	606	6,946
Becton, Dickinson and Company	73	14,148
Biogen Inc. (a)	49	8,674
Cencora, Inc.	48	16,223
Cooper Companies, Inc., The (a)	111	9,135
GE HealthCare Technologies Inc.	110	9,009
Humana Inc.	59	15,200
Icon Public Limited Company (a)	51	9,310
Labcorp Holdings Inc.	48	12,135
Medline Inc. - Class A (a)	122	5,126
Organon & Co.	420	3,012
Revvity, Inc.	92	8,891
Steris Public Limited Company	53	13,387
Universal Health Services, Inc. - Class B	63	13,772
		167,736
Information Technology 8.5%
CDW Corp.	80	10,852
Check Point Software Technologies Ltd (a)	61	11,285
Cognizant Technology Solutions Corporation - Class A	116	9,627
Coherent Corp. (a)	47	8,746
Corning Incorporated	275	24,056
Entegris, Inc.	121	10,207
Flex Ltd. (a)	407	24,587
NXP Semiconductors N.V.	57	12,305
Pegasystems Inc.	102	6,118
Qnity Electronics, Inc.	107	8,740
Seagate Technology Holdings Public Limited Company	32	8,892
Skyworks Solutions, Inc.	103	6,509
TE Connectivity Public Limited Company	46	10,463
Zebra Technologies Corporation - Class A (a)	40	9,622
		162,009
Utilities 7.7%
Alliant Energy Corporation	272	17,673
Atmos Energy Corporation	79	13,168
CenterPoint Energy, Inc.	388	14,874
CMS Energy Corporation	254	17,777
Evergy, Inc.	131	9,518
PG&E Corporation	1,345	21,616
Pinnacle West Capital Corporation	161	14,238
Public Service Enterprise Group Incorporated	240	19,292
Sempra	171	15,056
Talen Energy Corporation (a)	11	4,266
		147,478
Real Estate 7.3%
Brixmor Property Group Inc.	560	14,681
Equity Lifestyle Properties, Inc.	230	13,916
Essex Property Trust, Inc.	48	12,678
Extra Space Storage Inc.	120	15,576
Jones Lang LaSalle Incorporated (a)	50	16,701
Mid-America Apartment Communities, Inc.	89	12,307
Rexford Industrial Realty, Inc.	231	8,937
Ventas, Inc.	194	14,997
VICI Properties Inc.	520	14,620
W.P. Carey Inc.	226	14,555
		138,968
Energy 7.0%
Baker Hughes Company - Class A	126	5,735
Chord Energy Corporation	75	6,930
Diamondback Energy, Inc.	102	15,302
Expand Energy Corporation	165	18,222
Peabody Energy Corporation	193	5,740
Permian Resources Corporation - Class A	1,111	15,584
Plains GP Holdings, L.P. - Class A (a)	618	11,819
Targa Resources Corp.	116	21,423
TechnipFMC PLC	322	14,340
Valero Energy Corporation	109	17,736
		132,831

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Consumer Staples 5.8%
Albertsons Companies, Inc. - Class A	621	10,669
BJ's Wholesale Club Holdings, Inc. (a)	100	9,000
Brown-Forman Corporation - Class B (b)	198	5,165
Campbell's Company, The	200	5,586
Coca-Cola Europacific Partners PLC	130	11,808
Hershey Company, The	60	10,847
Ingredion Incorporated	95	10,453
Kenvue Inc.	912	15,726
Sysco Corporation	172	12,656
US Foods Holding Corp. (a)	254	19,099
		111,009
Materials 5.5%
Amcor Pty Ltd	1,219	10,169
Ashland Inc.	186	10,886
Avery Dennison Corporation	68	12,371
DuPont de Nemours, Inc.	214	8,606
Eastman Chemical Company	187	11,943
Graphic Packaging Holding Company	788	11,861
International Flavors & Fragrances Inc.	154	10,400
International Paper Company	242	9,537
James Hardie Industries Public Limited Company (a)	396	8,218
Nucor Corporation	72	11,787
		105,778
Communication Services 1.0%
Nexstar Media Group, Inc. - Class A	38	7,701
Omnicom Group Inc.	132	10,621
		18,322
Total Common Stocks (cost $1,542,978)		1,867,720
PREFERRED STOCKS 0.7%
Industrials 0.7%
Boeing Company, The, 6.00%, 10/15/27 (c)	182	12,552
Total Preferred Stocks (cost $9,088)		12,552
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	25,291	25,291
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.74% (d) (e)	3,374	3,374
Total Short Term Investments (cost $28,665)		28,665
Total Investments 100.1% (cost $1,580,731)		1,908,937
Other Assets and Liabilities, Net (0.1)%		(1,502)
Total Net Assets 100.0%		1,907,435

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	26,606	371,833	373,148	900	—	—	25,291	1.3
JNL Government Money Market Fund, 3.74% - Class SL	—	97,673	94,299	66	—	—	3,374	0.2
	26,606	469,506	467,447	966	—	—	28,665	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,867,720	—	—	1,867,720
Preferred Stocks	12,552	—	—	12,552
Short Term Investments	28,665	—	—	28,665
	1,908,937	—	—	1,908,937

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 94.9%
Financials 88.3%
3i Group PLC	19	828
Alaris Royalty Corp. (a)	—	2
Antin Infrastructure Partners	11	152
Apollo Global Management, Inc.	9	1,267
Ares Management Corporation - Class A	5	881
B. Riley & Co., LLC (b) (c)	5	22
B.P.Marsh & Partners PLC	2	22
Blackstone Inc. - Class A	12	1,820
Blue Owl Capital Inc. - Class A (c)	22	322
Bridgepoint Group PLC (a)	65	249
Brookfield Asset Management Ltd. - Class A	17	878
Carlyle Group Inc., The	10	565
China Merchants China Direct Investments Limited	12	24
Chrysalis Investments Limited (b)	1	2
Compass Diversified Holdings	16	78
Creades AB (publ) - Class A	6	45
CVC Capital Partners PLC	35	589
Deutsche Beteiligungs AG	2	62
DigitalBridge Group, Inc. - Class A	10	154
Dream Incubator Inc. (c)	—	5
EQT AB (a)	23	903
Eurazeo	2	150
Exor Nederland N.V.	1	97
Fairfax India Holdings Corporation (b) (d)	1	25
Flat Capital AB (publ) - Class B (b)	10	16
Foresight Group Holdings Limited	19	112
GCM Grosvenor Inc. - Class A	—	6
Georgia Capital PLC (b)	5	207
Gimv	3	170
Hamilton Lane Incorporated - Class A	1	123
ICG PLC	15	406
Integral Corporation (c)	2	51
IP Group PLC	67	53
JAFCO Group Co., Ltd. (c)	9	138
Japan Investment Adviser Co., Ltd. (c)	6	73
Kinnevik AB - Class B (b)	6	57
KKR & Co. Inc. - Class A	14	1,749
Linc AB (b) (c)	2	17
Mivtach Shamir Holdings Ltd	—	5
Molten Ventures PLC (b)	—	2
Mutares SE & Co. KGaA	3	105
ONEX Corporation	4	314
Partners Group Holding AG	1	790
Patria Investments Ltd - Class A	7	115
Ratos AB - Class B	41	169
Roko AB (publ) - Class B (b)	1	157
SBI Holdings, Inc.	19	401
Sofina	—	76
StepStone Group Inc. - Class A	4	239
T. Rowe Price Group, Inc.	7	671
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.p.A. Ov Vero Tip S.p.A.	3	29
Tikehau Capital (c)	6	108
TPG Inc. - Class A	5	306
Vinci Partners Investimentos Ltda - Class A	5	70
VNV Global AB (publ) (b)	2	5
Wendel	2	235
		16,117
Industrials 4.6%
Ackermans	1	335
Brookfield Business Partners L.P.	6	197
Investmentaktiebolaget Latour - Class B	9	213
Italmobiliare Societa' Per Azioni O In Forma Abbreviata Italmobiliare SpA (c)	3	89
		834
Health Care 1.2%
MedCap AB (publ) (b)	2	144
Puretech Health PLC (b)	43	73
		217
Communication Services 0.6%
Stagwell, Inc. - Class A (b)	21	104
Information Technology 0.2%
Smaregi Inc. (c)	2	31
Total Common Stocks (cost $16,637)		17,303
INVESTMENT COMPANIES 4.9%
3i Infrastructure PLC	33	165
Augmentum Fintech PLC	2	2
HBM Healthcare Investments AG	—	2
HgCapital Trust PLC	30	203
ICG Enterprise Trust PLC	5	102
NB Private Equity Partners Limited	5	101
Oakley Capital Investments Limited	15	112
Pantheon International PLC	28	145
RIT Capital Partners PLC	1	46
Syncona Limited	19	25
Total Investment Companies (cost $795)		903
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.3%
JNL Government Money Market Fund - Class SL, 3.74% (e) (f)	414	414
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.64% (e) (f)	95	95
Total Short Term Investments (cost $509)		509
Total Investments 102.6% (cost $17,941)		18,715
Other Assets and Liabilities, Net (2.6)%		(476)
Total Net Assets 100.0%		18,239

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $25 and 0.1% of the Fund.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	—	3,956	3,861	1	—	—	95	0.5
JNL Government Money Market Fund, 3.74% - Class SL	64	4,557	4,207	5	—	—	414	2.3
	64	8,513	8,068	6	—	—	509	2.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Summary of Investments by Country^	Total Long Term Investments
United States of America	52.2%
United Kingdom	18.5
Sweden	9.3
Switzerland	4.2
Japan	3.8
France	3.5
Belgium	3.1
Canada	2.9
Germany	0.9
Italy	0.6
Netherlands	0.5
Brazil	0.4
Hong Kong	0.1
Israel	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	07/02/25	2	2	—
Bridgepoint Group PLC	06/21/24	249	249	1.4
EQT AB	12/20/24	744	903	4.9
		995	1,154	6.3

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	CIT	01/05/26	JPY	1,871	12	—
SEK/USD	BOA	01/02/26	SEK	21	2	—
					14	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	9,607	6,510	—	16,117
Industrials	197	637	—	834
Health Care	—	217	—	217
Communication Services	104	—	—	104
Information Technology	—	31	—	31
Investment Companies	903	—	—	903
Short Term Investments	509	—	—	509
	11,320	7,395	—	18,715
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar SMID Moat Focus Index Fund
COMMON STOCKS 98.9%
Industrials 20.2%
Acuity Brands, Inc.	3	1,048
Allegion Public Limited Company	3	508
Allison Systems, Inc.	6	557
Broadridge Financial Solutions, Inc.	4	967
Chart Industries, Inc. (a)	3	543
CNH Industrial N.V.	46	428
Copart, Inc. (a)	11	427
Equifax, Inc.	2	522
Generac Holdings Inc. (a)	3	422
Huntington Ingalls Industries, Inc.	3	1,181
L3Harris Technologies, Inc.	2	524
Masco Corporation	15	958
Nordson Corporation	4	1,084
Oshkosh Corporation	4	494
Otis Worldwide Corporation	12	1,039
PACCAR Inc.	10	1,092
Sensata Technologies Holding PLC	31	1,041
SS&C Technologies Holdings, Inc.	12	1,031
TransUnion	12	1,025
WESCO International, Inc.	2	595
		15,486
Health Care 14.8%
Agilent Technologies, Inc.	4	567
Becton, Dickinson and Company	3	515
Biogen Inc. (a)	3	494
BioMarin Pharmaceutical Inc. (a)	9	564
Bio-Techne Corporation	8	494
Cigna Group, The	2	529
DexCom, Inc. (a)	8	508
Edwards Lifesciences Corporation (a)	7	568
Elevance Health, Inc.	2	537
GE HealthCare Technologies Inc.	13	1,065
Humana Inc.	4	940
Ionis Pharmaceuticals, Inc. (a)	9	683
Labcorp Holdings Inc.	2	488
ResMed Inc.	4	951
Royalty Pharma PLC - Class A	28	1,087
Veeva Systems Inc. - Class A (a)	2	422
Zimmer Biomet Holdings, Inc.	11	948
		11,360
Information Technology 14.6%
Akamai Technologies, Inc. (a)	6	514
Atlassian Corporation - Class A (a)	3	490
Cognizant Technology Solutions Corporation - Class A	7	613
Datadog, Inc. - Class A (a)	3	447
Dynatrace, Inc. (a)	22	941
Elastic N.V. (a)	6	426
EPAM Systems, Inc. (a)	3	655
Fortinet, Inc. (a)	6	478
HubSpot, Inc. (a)	1	415
Littelfuse, Inc.	2	508
Marvell Technology, Inc.	5	464
NXP Semiconductors N.V.	5	982
Tyler Technologies, Inc. (a)	1	428
Vontier Corporation	26	981
Workday, Inc. - Class A (a)	5	975
Zebra Technologies Corporation - Class A (a)	2	409
Zoom Communications, Inc. - Class A (a)	12	1,013
Zscaler, Inc. (a)	2	462
		11,201
Consumer Discretionary 13.8%
Airbnb, Inc. - Class A (a)	8	1,144
Asbury Automotive Group, Inc. (a)	4	972
Bath & Body Works, Inc.	18	353
Carnival Corporation	36	1,098
DK Crown Holdings Inc. - Class A (a)	11	372
ETSY, Inc. (a)	18	1,005
Expedia Group, Inc.	2	683
Flutter Entertainment Public Limited Company (a)	2	379
Gentex Corporation	18	427
Hasbro, Inc.	13	1,053
Lithia Motors, Inc. - Class A	3	1,035
Mattel, Inc. (a)	54	1,073
Nike, Inc. - Class B	8	508
Norwegian Cruise Line Holdings Ltd. (a)	21	475
		10,577
Materials 10.5%
Air Products and Chemicals, Inc.	2	526
Albemarle Corporation	10	1,453
Amcor Pty Ltd	61	508
AptarGroup, Inc.	4	472
Ball Corporation	11	562
CF Industries Holdings, Inc.	13	990
Corteva, Inc.	15	1,009
Crown Holdings, Inc.	6	583
DuPont de Nemours, Inc.	19	772
International Flavors & Fragrances Inc.	8	522
Sealed Air Corporation	16	662
		8,059
Financials 6.7%
FactSet Research Systems Inc.	1	409
Fidelity National Information Services, Inc.	15	1,021
Jack Henry & Associates, Inc.	6	1,101
LPL Financial Holdings Inc.	3	1,044
T. Rowe Price Group, Inc.	10	1,001
U.S. Bancorp	10	526
		5,102
Consumer Staples 5.7%
Estee Lauder Companies Inc., The - Class A	6	634
Hershey Company, The	6	1,022
Kenvue Inc.	29	494
Kimberly-Clark Corporation	5	502
Kraft Heinz Company, The	21	501
Lamb Weston Holdings, Inc.	18	739
Mondelez International, Inc. - Class A	9	494
		4,386
Utilities 4.1%
Essential Utilities, Inc.	27	1,050
Evergy, Inc.	7	501
FirstEnergy Corp.	11	503
Portland General Electric Company	23	1,107
		3,161
Energy 4.0%
Devon Energy Corporation	13	490
Diamondback Energy, Inc.	3	484
EOG Resources, Inc.	5	477
ONEOK, Inc.	7	553
Schlumberger Limited	28	1,073
		3,077
Real Estate 2.7%
Crown Castle Inc.	11	983
SBA Communications Corporation - Class A	5	1,038
		2,021
Communication Services 1.8%
Pinterest, Inc. - Class A (a)	32	835
Warner Music Group Corp. - Class A	16	494
		1,329
Total Common Stocks (cost $72,759)		75,759
INVESTMENT COMPANIES 0.7%
iShares Core S&P Mid-Cap ETF	9	567
Total Investment Companies (cost $567)		567
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	216	216
Total Short Term Investments (cost $216)		216
Total Investments 99.9% (cost $73,542)		76,542
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net 0.1%		56
Total Net Assets 100.0%		76,594

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Morningstar SMID Moat Focus Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	510	16,557	16,851	14	—	—	216	0.3
JNL Government Money Market Fund, 3.74% - Class SL	—	8,129	8,129	3	—	—	—	—
	510	24,686	24,980	17	—	—	216	0.3

JNL/Morningstar SMID Moat Focus Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	1	March 2026	338	(4)	(5)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar SMID Moat Focus Index Fund
Assets - Securities
Common Stocks	75,759	—	—	75,759
Investment Companies	567	—	—	567
Short Term Investments	216	—	—	216
	76,542	—	—	76,542
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5)	—	—	(5)
	(5)	—	—	(5)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.8%
Information Technology 32.2%
Accenture Public Limited Company - Class A	10	2,583
Adobe Inc. (a)	7	2,267
Advanced Micro Devices, Inc. (a)	25	5,352
Applied Materials, Inc.	12	3,188
AppLovin Corporation - Class A (a)	3	2,220
Arista Networks, Inc. (a)	16	2,070
Bentley Systems, Incorporated - Class B	2	79
Cadence Design Systems, Inc. (a)	4	1,315
CDW Corp.	2	277
Cisco Systems, Inc.	61	4,707
Dell Technologies Inc. - Class C	5	599
Dynatrace, Inc. (a)	5	199
Fabrinet (a)	1	256
Flex Ltd. (a)	5	330
Hewlett Packard Enterprise Company	20	488
HP, Inc.	15	324
International Business Machines Corporation	14	4,257
Intuit Inc.	4	2,793
Jabil Inc.	2	351
Keysight Technologies, Inc. (a)	3	541
KLA Corporation	2	2,473
Lam Research Corporation	19	3,323
Microsoft Corporation	79	38,236
NetApp, Inc.	3	319
NVIDIA Corporation	239	44,539
Oracle Corporation	26	5,068
Palo Alto Networks, Inc. (a)	11	1,968
Pure Storage, Inc. - Class A (a)	5	318
Qualcomm Incorporated	17	2,860
Seagate Technology Holdings Public Limited Company	3	869
TE Connectivity Public Limited Company	5	1,043
Trimble Inc. (a)	4	289
Western Digital Corporation	5	905
Zebra Technologies Corporation - Class A (a)	1	191
		136,597
Financials 16.4%
AFLAC Incorporated	7	804
Allstate Corporation, The	4	852
American Express Company	8	3,079
Ameriprise Financial, Inc.	1	704
AON Public Limited Company - Class A	3	1,174
Arch Capital Group Ltd. (a)	6	553
Ares Management Corporation - Class A	3	508
Arthur J. Gallagher & Co.	4	1,019
Bank of America Corporation	103	5,674
Bank of New York Mellon Corporation, The (b)	10	1,205
BlackRock, Inc.	2	2,301
Brown & Brown, Inc.	4	343
Capital One Financial Corporation	10	2,382
Carlyle Group Inc., The	3	197
Citigroup Inc.	28	3,215
CME Group Inc. - Class A	6	1,520
Equitable Holdings, Inc.	4	212
Fifth Third Bancorp	10	482
Global Payments Inc.	4	292
Hartford Insurance Group, Inc., The	4	603
Huntington Bancshares Incorporated	24	412
Intercontinental Exchange, Inc.	9	1,433
JPMorgan Chase & Co.	9	2,955
KeyCorp	15	301
KKR & Co. Inc. - Class A	10	1,312
LPL Financial Holdings Inc.	1	442
Marsh & Mclennan Companies, Inc.	8	1,415
MasterCard Incorporated - Class A	13	7,248
MetLife, Inc.	8	663
Moody's Corporation	2	1,227
Morgan Stanley	19	3,377
MSCI Inc. - Class A	1	645
Nasdaq, Inc.	6	560
PayPal Holdings, Inc.	14	844
Principal Financial Group, Inc.	3	306
Progressive Corporation, The	9	2,046
Prudential Financial, Inc.	5	611
Regions Financial Corporation	13	360
S&P Global Inc.	5	2,435
SoFi Technologies, Inc. (a)	18	480
State Street Corporation	4	556
Synchrony Financial	6	464
T. Rowe Price Group, Inc.	3	343
The PNC Financial Services Group, Inc.	6	1,257
Travelers Companies, Inc., The	4	1,009
Visa Inc. - Class A	26	9,192
W. R. Berkley Corporation	4	311
Willis Towers Watson Public Limited Company	1	467
		69,790
Consumer Discretionary 12.5%
Airbnb, Inc. - Class A (a)	6	876
Amazon.com, Inc. (a)	110	25,401
AutoZone, Inc. (a)	—	865
Best Buy Co., Inc.	3	201
Booking Holdings Inc.	1	2,678
Burlington Stores, Inc. (a)	1	280
Carnival Corporation	17	510
Carvana Co. - Class A (a)	2	901
D.R. Horton, Inc.	4	589
eBay Inc.	7	609
Expedia Group, Inc.	2	511
Genuine Parts Company	2	264
Hilton Worldwide Holdings Inc.	3	969
Home Depot, Inc., The	15	5,279
Las Vegas Sands Corp.	5	313
Lowe`s Companies, Inc.	9	2,090
Lululemon Athletica Canada Inc. (a)	2	339
Marriott International, Inc. - Class A	3	1,060
MercadoLibre, Inc. (a)	1	1,466
Nike, Inc. - Class B	17	1,111
O'Reilly Automotive, Inc. (a)	13	1,187
PulteGroup, Inc.	3	353
Royal Caribbean Cruises Ltd.	4	1,078
Somnigroup International Inc.	3	258
Tapestry, Inc.	3	409
TJX Companies, Inc., The	17	2,636
Ulta Beauty, Inc. (a)	1	422
Williams-Sonoma, Inc.	2	339
		52,994
Health Care 12.2%
Abbott Laboratories	27	3,358
Agilent Technologies, Inc.	4	600
Amgen Inc.	8	2,709
Becton, Dickinson and Company	4	862
Biogen Inc. (a)	2	385
Boston Scientific Corporation (a)	23	2,168
Bristol-Myers Squibb Company	32	1,698
Cardinal Health, Inc.	4	758
Cencora, Inc.	3	956
Centene Corporation (a)	7	298
Cigna Group, The	4	1,098
Cooper Companies, Inc., The (a)	3	251
CVS Health Corporation	20	1,552
Danaher Corporation	10	2,269
DexCom, Inc. (a)	6	400
Edwards Lifesciences Corporation (a)	9	772
Elevance Health, Inc.	3	1,203
GE HealthCare Technologies Inc.	7	577
Gilead Sciences, Inc.	19	2,354
Hologic, Inc. (a)	3	258
Humana Inc.	2	477
IDEXX Laboratories, Inc. (a)	1	802
Illumina, Inc. (a)	2	310
Insulet Corporation (a)	1	307
Intuitive Surgical, Inc. (a)	5	3,078
IQVIA Holdings Inc. (a)	3	588
McKesson Corporation	2	1,554

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Medtronic, Inc.	20	1,894
Merck & Co., Inc.	38	4,030
Mettler-Toledo International Inc. (a)	—	449
Pfizer Inc.	88	2,183
Quest Diagnostics Incorporated	2	298
Regeneron Pharmaceuticals, Inc.	2	1,203
ResMed Inc.	2	548
Stryker Corporation	6	1,965
Thermo Fisher Scientific Inc.	6	3,371
United Therapeutics Corporation (a)	1	299
Veeva Systems Inc. - Class A (a)	2	517
Vertex Pharmaceuticals Incorporated (a)	4	1,765
Waters Corporation (a)	1	348
West Pharmaceutical Services, Inc.	1	306
Zoetis Inc. - Class A	7	869
		51,687
Industrials 7.6%
Allegion Public Limited Company	1	212
AMETEK, Inc.	4	732
Carlisle Companies Incorporated	1	214
Carrier Global Corporation	12	643
Cintas Corporation	5	995
Copart, Inc. (a)	13	509
CSX Corporation	29	1,046
Cummins Inc.	2	1,086
Deere & Company	4	1,797
Delta Air Lines, Inc.	10	686
Eaton Corporation Public Limited Company	6	1,929
Emerson Electric Co.	9	1,157
Equifax, Inc.	2	413
Expeditors International of Washington, Inc. - Class A	2	307
Fastenal Company	18	709
FedEx Corporation	3	986
Ferguson Enterprises Inc.	3	691
GE Vernova Inc.	4	2,747
Hubbell Incorporated	1	367
Illinois Tool Works Inc.	5	1,102
Ingersoll Rand Inc.	6	483
J.B. Hunt Transport Services, Inc.	1	231
Johnson Controls International Public Limited Company	9	1,132
Lennox International Inc.	1	245
Norfolk Southern Corporation	4	1,010
Old Dominion Freight Line, Inc.	3	443
Otis Worldwide Corporation	6	533
Pentair Public Limited Company	3	266
Republic Services, Inc.	3	667
Rockwell Automation, Inc.	2	668
Rollins, Inc.	5	273
Trane Technologies Public Limited Company	3	1,330
TransUnion	3	257
Union Pacific Corporation	9	2,108
United Parcel Service, Inc. - Class B	11	1,134
United Rentals, Inc.	1	783
Verisk Analytics, Inc.	2	486
Waste Management, Inc.	6	1,249
Watsco, Inc. (c)	1	181
Xylem Inc.	4	508
		32,315
Communication Services 5.7%
AT&T Inc.	110	2,735
Comcast Corporation - Class A	56	1,668
Electronic Arts Inc.	4	720
Former Charter Communications Parent, Inc. - Class A (a)	1	291
Fox Corporation - Class A	3	227
Fox Corporation - Class B	2	133
Liberty Media Corporation - Series A (a)	—	32
Liberty Media Corporation - Series C (a)	3	323
Live Nation Entertainment, Inc. (a)	2	316
Netflix, Inc. (a)	66	6,152
News Corporation - Class A	6	153
News Corporation - Class B	2	50
Omnicom Group Inc.	5	403
Paramount Skydance Corporation - Class B	14	183
Pinterest, Inc. - Class A (a)	9	238
Reddit, Inc. - Class A (a)	2	441
Roblox Corporation - Class A (a)	10	787
Take-Two Interactive Software, Inc. (a)	3	673
TKO Group Holdings Inc. - Class A	1	221
T-Mobile US, Inc.	7	1,494
Trade Desk, Inc., The - Class A (a)	7	262
Verizon Communications Inc.	65	2,657
Walt Disney Company, The	28	3,152
Warner Bros. Discovery, Inc. - Series A (a)	35	1,011
		24,322
Consumer Staples 3.9%
Church & Dwight Co., Inc.	4	312
Clorox Company, The	2	189
Colgate-Palmolive Company	13	991
Dollar General Corporation	3	450
Dollar Tree, Inc. (a)	3	376
Estee Lauder Companies Inc., The - Class A	4	394
Hershey Company, The	2	415
Kenvue Inc.	27	463
Mondelez International, Inc. - Class A	20	1,079
PepsiCo, Inc.	21	3,027
Performance Food Group Company (a)	2	216
Sysco Corporation	7	544
Target Corporation	7	686
US Foods Holding Corp. (a)	4	267
Walmart Inc.	66	7,389
		16,798
Real Estate 3.7%
American Tower Corporation	7	1,266
AvalonBay Communities, Inc.	2	384
CBRE Group, Inc. - Class A (a)	5	739
CoStar Group, Inc. (a)	6	414
Crown Castle Inc.	6	568
Digital Realty Trust, Inc.	5	762
Equinix, Inc.	2	1,147
Equity Residential	5	335
Essex Property Trust, Inc.	1	248
Extra Space Storage Inc.	3	412
Invitation Homes Inc.	9	240
Iron Mountain Incorporated	5	379
Kimco Realty OP, LLC	11	213
Mid-America Apartment Communities, Inc.	2	250
ProLogis Inc.	14	1,812
Public Storage Operating Company	2	635
Realty Income Corporation	14	777
SBA Communications Corporation - Class A	2	323
Simon Property Group, Inc.	5	917
Sun Communities, Inc.	2	212
Ventas, Inc.	7	535
VICI Properties Inc.	16	459
W.P. Carey Inc.	3	214
Welltower Inc.	11	1,971
Weyerhaeuser Company	11	254
Zillow Group, Inc. - Class A (a)	1	52
Zillow Group, Inc. - Class C (a)	3	177
		15,695
Materials 2.4%
Air Products and Chemicals, Inc.	3	849
Amcor Pty Ltd	35	294
CRH Public Limited Company	10	1,286
Dow Inc.	11	253
Ecolab Inc.	4	1,032
International Flavors & Fragrances Inc.	4	266
Linde Public Limited Company	7	3,090
LyondellBasell Industries N.V. - Class A	4	172
Newmont Corporation	17	1,695
Packaging Corporation of America	1	284
PPG Industries, Inc.	4	360
Reliance, Inc.	1	235
Royal Gold, Inc.	1	277

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Smurfit Westrock Public Limited Company	2	80
		10,173
Energy 2.0%
Baker Hughes Company - Class A	15	697
Cheniere Energy, Inc.	3	646
Halliburton Company	13	376
Kinder Morgan, Inc.	30	836
Marathon Petroleum Corporation	4	714
ONEOK, Inc.	10	706
Phillips 66	6	803
Schlumberger Limited	23	881
Targa Resources Corp.	3	618
Texas Pacific Land Corporation	1	253
Valero Energy Corporation	5	766
Williams Companies, Inc., The	19	1,117
		8,413
Utilities 1.2%
Alliant Energy Corporation	4	256
American Electric Power Company, Inc.	8	906
American Water Works Company, Inc.	3	393
Consolidated Edison, Inc.	6	554
Edison International	2	135
Eversource Energy	5	366
Exelon Corporation	16	681
NiSource Inc.	7	301
Public Service Enterprise Group Incorporated	8	619
Sempra	10	891
		5,102
Total Common Stocks (cost $350,466)		423,886
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.64% (b) (d)	771	771
Total Short Term Investments (cost $771)		771
Total Investments 100.0% (cost $351,237)		424,657
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net 0.0%		13
Total Net Assets 100.0%		424,662

(a) Non-income producing security.

(b) Investment in affiliate.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	1,101	56	436	25	235	249	1,205	0.3
JNL Government Money Market Fund, 3.64% - Class I	1,166	67,243	67,638	32	—	—	771	0.2
JNL Government Money Market Fund, 3.74% - Class SL	270	21,820	22,090	8	—	—	—	—
	2,537	89,119	90,164	65	235	249	1,976	0.5

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	3	March 2026	1,033	(8)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	423,886	—	—	423,886
Short Term Investments	771	—	—	771
	424,657	—	—	424,657
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.3%
Information Technology 24.4%
Adobe Inc. (a)	58	20,195
Applied Materials, Inc.	61	15,536
Entegris, Inc.	119	10,060
Fortinet, Inc. (a)	248	19,685
Microsoft Corporation	40	19,315
Motorola Solutions, Inc.	27	10,427
NVIDIA Corporation	54	10,155
NXP Semiconductors N.V.	87	18,969
Oracle Corporation	46	8,924
Salesforce, Inc.	78	20,648
ServiceNow, Inc. (a)	59	9,062
Tyler Technologies, Inc. (a)	40	17,983
Workday, Inc. - Class A (a)	88	18,859
		199,818
Industrials 23.5%
Boeing Company, The (a)	91	19,655
Broadridge Financial Solutions, Inc.	84	18,712
Copart, Inc. (a)	204	7,966
Deere & Company	21	9,652
Equifax, Inc.	48	10,426
Huntington Ingalls Industries, Inc.	67	22,785
IDEX Corporation	118	20,939
Masco Corporation	162	10,266
Northrop Grumman Corporation	18	10,408
Otis Worldwide Corporation	230	20,086
TransUnion	231	19,837
United Parcel Service, Inc. - Class B	221	21,938
		192,670
Health Care 18.4%
Agilent Technologies, Inc.	78	10,633
Amgen Inc.	36	11,759
Bristol-Myers Squibb Company	407	21,971
Danaher Corporation	95	21,690
GE HealthCare Technologies Inc.	251	20,554
Merck & Co., Inc.	118	12,368
Thermo Fisher Scientific Inc.	20	11,741
West Pharmaceutical Services, Inc.	40	11,095
Zimmer Biomet Holdings, Inc.	204	18,353
Zoetis Inc. - Class A	86	10,759
		150,923
Consumer Staples 16.6%
Brown-Forman Corporation - Class B (b)	693	18,069
Clorox Company, The	181	18,256
Constellation Brands, Inc. - Class A	138	19,099
Estee Lauder Companies Inc., The - Class A	211	22,112
Hershey Company, The	56	10,170
Kenvue Inc.	1,140	19,668
Mondelez International, Inc. - Class A	343	18,474
PepsiCo, Inc.	69	9,956
		135,804
Consumer Discretionary 7.6%
Airbnb, Inc. - Class A (a)	163	22,117
Amazon.com, Inc. (a)	42	9,702
Chipotle Mexican Grill, Inc. (a)	301	11,124
Nike, Inc. - Class B	296	18,861
		61,804
Financials 6.3%
Charles Schwab Corporation, The	104	10,429
Jack Henry & Associates, Inc.	61	11,049
LPL Financial Holdings Inc.	27	9,792
MarketAxess Holdings Inc.	53	9,618
U.S. Bancorp	201	10,720
		51,608
Communication Services 2.5%
Meta Platforms, Inc. - Class A	15	10,003
Walt Disney Company, The	94	10,681
		20,684
Total Common Stocks (cost $791,477)		813,311
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	4,359	4,359
Total Short Term Investments (cost $4,359)		4,359
Total Investments 99.9% (cost $795,836)		817,670
Other Derivative Instruments (0.0)%		(41)
Other Assets and Liabilities, Net 0.1%		1,150
Total Net Assets 100.0%		818,779

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	5,062	166,269	166,972	129	—	—	4,359	0.5
JNL Government Money Market Fund, 3.74% - Class SL	—	24,364	24,364	8	—	—	—	—
	5,062	190,633	191,336	137	—	—	4,359	0.5

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	16	March 2026	5,522	(41)	(8)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	813,311	—	—	813,311
Short Term Investments	4,359	—	—	4,359
	817,670	—	—	817,670
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(8)	—	—	(8)
	(8)	—	—	(8)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 57.7%
Financials 33.6%
AIG Global Funding
5.35%, (SOFR + 1.30%), 09/25/26 (a) (b)	454	457
American Express Company
4.87%, (SOFR + 1.00%), 02/16/28 (a)	655	658
Athene Global Funding
4.84%, (SOFR + 0.83%), 01/07/27 (a) (b)	305	306
4.70%, (SOFR + 1.00%), 09/18/28 (a) (b)	250	250
Bank of America Corporation
5.05%, (SOFR + 1.35%), 09/15/27 (a)	965	971
Bank of New York Mellon Corporation, The
4.43%, (SOFR + 0.68%), 06/09/28 (a)	835	836
Caterpillar Financial Services Corporation
4.39%, (SOFR + 0.52%), 05/14/27 (a)	710	712
4.45%, (SOFR + 0.58%), 11/14/28 (a)	165	165
Citigroup Inc.
4.56%, (SOFR + 0.71%), 11/19/27 (a)	415	416
5.02%, (SOFR + 1.14%), 05/07/28 (a)	355	357
Fifth Third Bank, National Association
4.74%, (SOFR + 0.81%), 01/28/28 (a)	380	381
General Motors Financial Company, Inc.
5.40%, 04/06/26	365	366
Goldman Sachs Group, Inc., The
4.55%, (SOFR + 0.82%), 09/10/27 (a)	185	185
5.55%, (SOFR + 1.85%), 03/15/28 (a)	755	766
John Deere Capital Corporation
4.23%, (SOFR + 0.44%), 03/06/26 (a)	635	635
4.36%, (SOFR + 0.60%), 06/11/27 (a)	150	151
JPMorgan Chase & Co.
4.46%, (SOFR + 0.77%), 09/22/27 (a)	580	581
5.16%, (SOFR + 1.20%), 01/23/28 (a)	315	317
Marsh & Mclennan Companies, Inc.
4.58%, (SOFR + 0.70%), 11/08/27 (a)	315	317
MasterCard Incorporated
4.14%, (SOFR + 0.44%), 03/15/28 (a)	155	155
Morgan Stanley Bank
4.66%, (SOFR + 0.69%), 10/15/27 (a)	150	150
4.70%, (SOFR + 0.86%), 05/26/28 (a) (c)	710	712
New York Life Global Funding
4.34%, (SOFR + 0.58%), 08/28/26 (a) (b)	400	401
4.18%, (SOFR + 0.41%), 02/05/27 (a) (b)	340	340
Nordea Bank Abp
4.44%, (SOFR + 0.74%), 03/19/27 (a) (b)	267	268
PayPal Holdings, Inc.
4.43%, (SOFR + 0.67%), 03/06/28 (a)	335	336
PepsiCo Singapore Financing I Pte. Ltd.
4.43%, (SOFR + 0.56%), 02/16/27 (a)	225	226
PNC Bank, National Association
4.69%, (SOFR + 0.73%), 07/21/28 (a)	250	250
Principal Life Global Funding II
4.66%, (SOFR + 0.81%), 08/18/28 (a) (b)	300	300
State Street Corporation
4.73%, (SOFR + 0.84%), 08/03/26 (a)	115	115
4.59%, (SOFR + 0.64%), 10/22/27 (a)	460	462
Truist Bank
4.71%, (SOFR + 0.77%), 07/24/28 (a)	805	805
U.S. Bank National Association
4.64%, (SOFR + 0.69%), 10/22/27 (a) (c)	785	786
UBS Group AG
1.31%, 02/02/27 (b)	205	204
Wells Fargo & Company
4.73%, (SOFR + 0.78%), 01/24/28 (a)	840	841
		15,178
Health Care 6.9%
Bristol-Myers Squibb Company
4.35%, (SOFR + 0.49%), 02/20/26 (a)	419	419
CVS Health Corporation
5.00%, 02/20/26	170	170
Eli Lilly and Company
4.66%, (SOFR + 0.53%), 10/15/28 (a)	230	232
GlaxoSmithKline Capital PLC
4.21%, (SOFR + 0.50%), 03/12/27 (a)	475	476
Novartis Capital Corporation
4.41%, (SOFR + 0.52%), 11/05/28 (a)	435	437
Pfizer Inc.
4.35%, (SOFR + 0.50%), 11/15/27 (a)	225	226
Sanofi
4.37%, (SOFR + 0.46%), 11/03/27 (a)	515	517
UnitedHealth Group Incorporated
4.49%, (SOFR + 0.50%), 07/15/26 (a)	633	634
		3,111
Communication Services 3.9%
Alphabet Inc.
4.40%, (SOFR + 0.52%), 11/15/28 (a)	455	458
AT&T Inc.
1.70%, 03/25/26	860	856
TCI Communications, Inc.
7.88%, 02/15/26	325	327
T-Mobile USA, Inc.
2.25%, 02/15/26	65	65
2.63%, 04/15/26	30	30
		1,736
Energy 3.7%
Chevron U.S.A. Inc.
4.20%, (SOFR + 0.36%), 02/26/27 (a)	470	471
4.45%, (SOFR + 0.57%), 08/13/28 (a)	285	288
Enbridge Inc.
5.90%, 11/15/26	465	472
Enterprise Products Operating LLC
3.70%, 02/15/26	440	440
		1,671
Industrials 3.0%
Boeing Company, The
2.20%, 02/04/26 (d)	525	524
General Electric Company
4.54%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (e)	443	444
Siemens Funding B.V.
4.48%, (SOFR + 0.64%), 05/26/28 (a) (b)	395	396
		1,364
Information Technology 2.8%
Intel Corporation
4.88%, 02/10/26	495	495
Oracle Corporation
1.65%, 03/25/26	620	616
4.67%, (SOFR + 0.76%), 08/03/28 (a)	170	168
		1,279
Utilities 2.8%
Consolidated Edison Company of New York, Inc.
4.39%, (SOFR + 0.52%), 11/18/27 (a)	350	351
Georgia Power Company
3.98%, (SOFR + 0.28%), 09/15/26 (a)	360	360
NextEra Energy Capital Holdings, Inc.
4.69%, (SOFR + 0.76%), 01/29/26 (a)	384	384
4.71%, (SOFR + 0.80%), 02/04/28 (a)	180	181
		1,276
Consumer Staples 1.0%
Philip Morris International Inc.
4.77%, (SOFR + 0.83%), 04/28/28 (a)	460	462
Total Corporate Bonds And Notes (cost $26,037)		26,077
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 15.4%
Amur Equipment Finance Receivables XIII LLC
Series 2024-A2-1A, 5.38%, 07/20/27	74	75
Auxilior Term Funding 2024-1, LLC
Series 2024-A2-1A, 5.84%, 03/15/27	13	13
BMW Vehicle Lease Trust 2024-2
Series 2024-A2A-2, 4.29%, 06/25/26	59	60
Capital One Prime Auto Receivables Trust 2025-1
Series 2025-A2A-1, 3.88%, 01/16/29	375	375
CarMax Auto Owner Trust 2024-4
Series 2024-A2A-4, 4.67%, 12/15/27	42	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
CarMax Auto Owner Trust 2025-3
Series 2025-A2A-3, 4.42%, 08/15/28	126	126
CCG Receivables Trust 2023-1
Series 2023-A2-1, 5.82%, 09/16/30	21	22
CNH Equipment Trust 2024-A
Series 2024-A2B-B, 4.38%, (SOFR 30-Day Average + 0.40%), 03/16/26 (a)	21	21
CNH Equipment Trust 2025-A
Series 2025-A2A-A, 4.30%, 08/15/28	157	157
DLLAA 2025-1 LLC
Series 2025-A2-1A, 4.70%, 10/20/27	44	44
DLLAD 2025-1 LLC
Series 2025-A2-1A, 4.46%, 09/20/27	100	101
Ford Credit Auto Lease Trust 2025-A
Series 2025-A2A-A, 4.57%, 08/15/27	160	161
Ford Credit Auto Owner Trust 2024-B
Series 2024-A2A-B, 5.40%, 02/15/26	35	35
Ford Credit Auto Owner Trust 2025-A
Series 2025-A2A-A, 4.47%, 11/15/26	263	264
Ford Credit Auto Owner Trust 2025-B
Series 2025-A2A-B, 3.88%, 04/15/27	279	279
GM Financial Automobile Leasing Trust 2024-3
Series 2024-A2A-3, 4.29%, 04/20/26	60	60
GM Financial Consumer Automobile Receivables Trust 2024-3
Series 2024-A2A-3, 5.35%, 02/16/26	39	39
GM Financial Consumer Automobile Receivables Trust 2025-3
Series 2025-A2A-3, 4.32%, 03/16/27	170	170
GM Financial Consumer Automobile Receivables Trust 2025-4
Series 2025-A2A-4, 3.88%, 07/16/27	375	375
Honda Auto Receivables 2025-3 Owner Trust
Series 2025-A2A-3, 4.19%, 03/22/27	359	360
HPEFS Equipment Trust 2025-1
Series 2025-A2-1A, 4.49%, 02/20/27	100	100
Hyundai Auto Lease Securitization Trust 2025-C
Series 2025-A2A-C, 4.37%, 04/15/27	137	138
Hyundai Auto Receivables Trust 2024-B
Series 2024-A2A-B, 5.15%, 06/15/27	16	16
Hyundai Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.33%, 09/15/26	128	129
Hyundai Auto Receivables Trust 2025-D
Series 2025-A2A-D, 4.03%, 07/15/27	75	75
John Deere Owner Trust 2024-B
Series 2024-A2A-B, 5.42%, 05/17/27	44	44
John Deere Owner Trust 2025-B
Series 2025-A2A-B, 4.28%, 07/17/28	168	169
Kubota Credit Owner Trust 2025-2
Series 2025-A2-2A, 4.48%, 07/15/27	146	147
M&T Bank Auto Receivables Trust 2025-1
Series 2025-A2A-1A, 4.63%, 05/15/28	66	66
Mercedes-Benz Auto Lease Trust 2025-B
Series 2025-A2A-B, 3.86%, 03/15/28	169	169
PenFed Auto Receivables Owner Trust 2025-A
Series 2025-A2-A, 4.12%, 09/15/28	100	100
Porsche Financial Auto Securitization Trust 2024-1
Series 2024-A2A-1A, 4.45%, 07/22/26	24	24
Porsche Innovative Lease Owner Trust 2024-2
Series 2024-A2A-2A, 4.47%, 01/20/26	34	34
SBNA Auto Lease Trust 2025-A
Series 2025-A2-A, 4.68%, 04/20/27	51	51
SFS Auto Receivables Securitization Trust 2025-2
Series 2025-A2-2A, 4.52%, 03/20/27	78	78
SFS Auto Receivables Securitization Trust 2025-3
Series 2025-A2-3A, 4.11%, 03/20/29	352	353
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A2-BA, 4.31%, 04/20/27	48	48
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
Series 2025-A2-CA, 4.06%, 09/20/27	315	315
Toyota Auto Receivables 2025-A Owner Trust
Series 2025-A2A-A, 4.48%, 11/15/27	181	182
Toyota Auto Receivables 2025-C Owner Trust
Series 2025-A2A-C, 4.29%, 03/15/27	340	341
Toyota Lease Owner Trust 2025-A
Series 2025-A2A-A, 4.58%, 12/21/26	164	164
Toyota Lease Owner Trust 2025-B
Series 2025-A2A-B, 3.91%, 09/20/27	126	126
USAA Auto Owner Trust 2025-A
Series 2025-A2-A, 3.98%, 03/15/27	244	244
Verizon Master Trust
Series 2024-A1B-4, 4.47%, (SOFR 30-Day Average + 0.55%), 06/20/26 (a)	50	50
Series 2024-A1B-3, REMIC, 4.50%, (SOFR 30-Day Average + 0.58%), 04/20/27 (a)	307	307
Volkswagen Auto Lease Trust 2024-A
Series 2024-A2A-A, 5.40%, 01/20/26	14	14
Volkswagen Auto Lease Trust 2025-B
Series 2025-A2A-B, 3.97%, 04/20/27	215	215
Volkswagen Auto Loan Enhanced Trust 2025-1
Series 2025-A2A-1, 4.51%, 10/20/26	226	227
Volvo Financial Equipment LLC, Series 2025-2
Series 2025-A2-2A, 3.96%, 06/15/28	100	100
World Omni Auto Receivables Trust 2025-A
Series 2025-A2A-A, 4.49%, 11/16/26	92	92
World Omni Automobile Lease Securitization Trust 2025-A
Series 2025-A2A-A, 4.35%, 02/16/27	47	47
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,931)		6,944
SHORT TERM INVESTMENTS 19.0%
Investment Companies 12.9%
JNL Government Money Market Fund - Class I, 3.64% (f) (g)	5,864	5,864
U.S. Treasury Bill 6.1%
Treasury, United States Department of
3.42%, 01/06/26	755	755
3.90%, 01/08/26	1,000	999
3.60%, 01/29/26	1,000	997
		2,751
Total Short Term Investments (cost $8,615)		8,615
Total Investments 92.1% (cost $41,583)		41,636
Other Derivative Instruments (0.8)%		(348)
Other Assets and Liabilities, Net 8.7%		3,898
Total Net Assets 100.0%		45,186

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $2,922 and 6.5% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

as of December 31, 2025.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	5,510	46,487	46,133	232	—	—	5,864	13.0

JNL/Neuberger Berman Commodity Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, 4.70%, 05/26/28	10/17/25	712	712	1.6
U.S. Bank National Association, 4.64%, 10/22/27	10/17/24	785	786	1.7
		1,497	1,498	3.3

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	29	March 2026		2,102	69	69
Brent Crude	48	January 2026		3,073	(23)	(152)
Canola	10	March 2026	CAD	132	(1)	(8)
Carbon Emission	2	December 2026	EUR	166	—	11
Cattle Feeder	2	March 2026		323	1	22
Cocoa	4	March 2026	GBP	167	1	11
Cocoa	3	March 2026		196	—	(14)
Coffee C	7	March 2026		992	(4)	(77)
Copper	3	March 2026		812	151	121
Copper	25	May 2026		3,293	(62)	293
Corn	74	July 2026		1,695	—	(14)
Cotton No. 2	4	July 2026		133	—	—
Crude Oil, WTI	34	March 2026		1,972	(18)	(27)
Gasoline, RBOB	26	March 2026		2,029	(17)	(128)
Gold, 100 Oz.	25	February 2026		10,153	(113)	700
Iron Ore	20	March 2026		201	—	8
KC HRW Wheat	12	May 2026		325	(4)	(8)
Lead	7	March 2026		358	(11)	(7)
Lean Hogs	17	February 2026		557	(2)	22
Live Cattle	11	March 2026		1,010	5	9
Low Sulfur Gasoil	23	March 2026		1,490	(11)	(73)
Natural Gas	110	March 2026		4,497	(240)	(1,054)
New York Harbor ULSD	11	March 2026		1,045	(15)	(73)
Nickel	6	March 2026		546	53	53
Palladium	2	March 2026		297	(15)	34
Platinum	4	April 2026		335	(42)	74
Rapeseed	1	February 2026	EUR	23	—	(1)
Red Wheat	7	March 2026		204	(2)	(3)
Robusta Coffee	1	March 2026		43	—	(3)
Silver	12	March 2026		2,983	(439)	1,253
Soybean	40	May 2026		2,114	(27)	8
Soybean Meal	66	March 2026		2,116	(19)	(139)
Soybean Oil	63	May 2026		1,979	(32)	(123)
Sugar No. 11	30	May 2026		536	6	(32)
Tin	3	March 2026		578	31	31
Wheat	9	May 2026		246	(2)	(13)
White Sugar	8	April 2026		187	1	(16)
Zinc	20	March 2026		1,542	17	17
					(764)	771

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Contracts
Milling Wheat No. 2	(6)	March 2026	EUR	(56)	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	26,077	—	26,077
Non-U.S. Government Agency Asset-Backed Securities	—	6,944	—	6,944
Short Term Investments	5,864	2,751	—	8,615
	5,864	35,772	—	41,636
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,736	—	—	2,736
	2,736	—	—	2,736
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,965)	—	—	(1,965)
	(1,965)	—	—	(1,965)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 45.9%
Financials 27.1%
AIG Global Funding
5.35%, (SOFR + 1.30%), 09/25/26 (a) (b)	690	694
American Express Company
4.87%, (SOFR + 1.00%), 02/16/28 (a)	1,683	1,691
Athene Global Funding
4.84%, (SOFR + 0.83%), 01/07/27 (a) (b)	550	551
4.70%, (SOFR + 1.00%), 09/18/28 (a) (b)	550	551
Bank of America Corporation
5.05%, (SOFR + 1.35%), 09/15/27 (a)	2,220	2,234
Bank of New York Mellon Corporation, The
4.43%, (SOFR + 0.68%), 06/09/28 (a)	1,960	1,962
Caterpillar Financial Services Corporation
4.45%, (SOFR + 0.58%), 11/14/28 (a)	1,410	1,413
Citigroup Inc.
4.56%, (SOFR + 0.71%), 11/19/27 (a)	1,055	1,057
5.02%, (SOFR + 1.14%), 05/07/28 (a)	820	825
Fifth Third Bank, National Association
4.74%, (SOFR + 0.81%), 01/28/28 (a)	630	631
General Motors Financial Company, Inc.
5.40%, 04/06/26	795	798
Goldman Sachs Group, Inc., The
4.55%, (SOFR + 0.82%), 09/10/27 (a)	380	381
5.55%, (SOFR + 1.85%), 03/15/28 (a)	1,370	1,390
John Deere Capital Corporation
4.23%, (SOFR + 0.44%), 03/06/26 (a)	690	690
4.36%, (SOFR + 0.60%), 06/11/27 (a)	230	231
JPMorgan Chase & Co.
4.46%, (SOFR + 0.77%), 09/22/27 (a)	930	932
5.16%, (SOFR + 1.20%), 01/23/28 (a)	850	856
Marsh & Mclennan Companies, Inc.
4.58%, (SOFR + 0.70%), 11/08/27 (a)	470	472
MasterCard Incorporated
4.14%, (SOFR + 0.44%), 03/15/28 (a)	230	231
Morgan Stanley Bank
4.66%, (SOFR + 0.69%), 10/15/27 (a)	165	165
4.70%, (SOFR + 0.86%), 05/26/28 (a) (c)	1,685	1,690
New York Life Global Funding
4.34%, (SOFR + 0.58%), 08/28/26 (a) (b)	680	681
4.18%, (SOFR + 0.41%), 02/05/27 (a) (b)	485	485
Nordea Bank Abp
4.44%, (SOFR + 0.74%), 03/19/27 (a) (b)	270	271
PayPal Holdings, Inc.
4.43%, (SOFR + 0.67%), 03/06/28 (a)	680	682
PepsiCo Singapore Financing I Pte. Ltd.
4.43%, (SOFR + 0.56%), 02/16/27 (a)	530	532
PNC Bank, National Association
4.69%, (SOFR + 0.73%), 07/21/28 (a)	1,260	1,261
Principal Life Global Funding II
4.66%, (SOFR + 0.81%), 08/18/28 (a) (b)	605	606
State Street Corporation
4.73%, (SOFR + 0.84%), 08/03/26 (a)	195	196
4.59%, (SOFR + 0.64%), 10/22/27 (a)	1,220	1,226
Toyota Motor Credit Corporation
4.45%, (SOFR + 0.45%), 04/10/26 (a)	285	285
4.65%, (SOFR + 0.77%), 08/07/26 (a)	600	602
Truist Bank
4.71%, (SOFR + 0.77%), 07/24/28 (a)	1,610	1,610
U.S. Bank National Association
4.64%, (SOFR + 0.69%), 10/22/27 (a) (c)	1,985	1,988
UBS Group AG
1.31%, 02/02/27 (b)	340	339
Wells Fargo & Company
4.73%, (SOFR + 0.78%), 01/24/28 (a)	1,670	1,672
		31,881
Health Care 5.2%
Bristol-Myers Squibb Company
4.35%, (SOFR + 0.49%), 02/20/26 (a)	695	695
CVS Health Corporation
5.00%, 02/20/26	300	300
Eli Lilly and Company
4.66%, (SOFR + 0.53%), 10/15/28 (a)	495	498
GlaxoSmithKline Capital PLC
4.21%, (SOFR + 0.50%), 03/12/27 (a)	1,000	1,003
Novartis Capital Corporation
4.41%, (SOFR + 0.52%), 11/05/28 (a)	1,010	1,014
Pfizer Inc.
4.35%, (SOFR + 0.50%), 11/15/27 (a)	530	531
Sanofi
4.37%, (SOFR + 0.46%), 11/03/27 (a)	1,250	1,255
UnitedHealth Group Incorporated
4.49%, (SOFR + 0.50%), 07/15/26 (a)	888	889
		6,185
Communication Services 3.7%
Alphabet Inc.
4.40%, (SOFR + 0.52%), 11/15/28 (a)	1,065	1,073
AT&T Inc.
1.70%, 03/25/26	1,725	1,716
TCI Communications, Inc.
7.88%, 02/15/26	540	543
T-Mobile USA, Inc.
2.25%, 02/15/26	100	100
2.63%, 04/15/26	885	881
		4,313
Energy 2.6%
Chevron U.S.A. Inc.
4.20%, (SOFR + 0.36%), 02/26/27 (a)	780	782
4.45%, (SOFR + 0.57%), 08/13/28 (a)	575	580
Enbridge Inc.
5.90%, 11/15/26	920	934
Enterprise Products Operating LLC
3.70%, 02/15/26	730	729
		3,025
Industrials 2.1%
Boeing Company, The
2.20%, 02/04/26 (d)	1,160	1,158
General Electric Company
4.54%, (3 Month Term SOFR + 0.64%), 05/05/26 (a) (e)	693	694
Siemens Funding B.V.
4.48%, (SOFR + 0.64%), 05/26/28 (a) (b)	660	662
		2,514
Utilities 2.1%
Consolidated Edison Company of New York, Inc.
4.39%, (SOFR + 0.52%), 11/18/27 (a)	865	867
Georgia Power Company
3.98%, (SOFR + 0.28%), 09/15/26 (a)	744	744
NextEra Energy Capital Holdings, Inc.
4.69%, (SOFR + 0.76%), 01/29/26 (a)	405	405
4.71%, (SOFR + 0.80%), 02/04/28 (a)	415	417
		2,433
Information Technology 2.0%
Intel Corporation
4.88%, 02/10/26	895	896
Oracle Corporation
1.65%, 03/25/26	1,130	1,123
4.67%, (SOFR + 0.76%), 08/03/28 (a)	385	380
		2,399
Consumer Staples 1.1%
PepsiCo, Inc.
4.28%, (SOFR + 0.40%), 02/13/26 (a)	250	250
Philip Morris International Inc.
4.77%, (SOFR + 0.83%), 04/28/28 (a)	1,050	1,055
		1,305
Total Corporate Bonds And Notes (cost $53,985)		54,055
INVESTMENT COMPANIES 3.0%
iShares Bitcoin Trust ETF	72	3,570
Total Investment Companies (cost $3,925)		3,570

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 45.8%
U.S. Treasury Bill 32.0%
Treasury, United States Department of
3.42%, 01/06/26	20,140	20,132
3.90%, 01/08/26	7,500	7,496
3.60%, 01/29/26	10,000	9,973
		37,601
Investment Companies 13.8%
JNL Government Money Market Fund - Class I, 3.64% (f) (g)	16,234	16,234
Total Short Term Investments (cost $53,830)		53,835
Total Investments 94.7% (cost $111,740)		111,460
Other Derivative Instruments (1.5)%		(1,791)
Other Assets and Liabilities, Net 6.8%		7,986
Total Net Assets 100.0%		117,655

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $4,840 and 4.1% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	2,901	205,356	192,023	497	—	—	16,234	13.8

JNL/Neuberger Berman Gold Plus Strategy Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, 4.70%, 05/26/28	10/17/25	1,691	1,690	1.4
U.S. Bank National Association, 4.64%, 10/22/27	10/17/24	1,986	1,988	1.7
		3,677	3,678	3.1

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Gold, 100 Oz.	244	February 2026	99,385	(1,103)	6,538
Palladium	16	March 2026	2,405	(121)	238
Platinum	26	April 2026	2,180	(274)	477
Silver	8	March 2026	1,959	(293)	865
				(1,791)	8,118

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	54,055	—	54,055
Investment Companies	3,570	—	—	3,570
Short Term Investments	16,234	37,601	—	53,835
	19,804	91,656	—	111,460
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8,118	—	—	8,118
	8,118	—	—	8,118
1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 41.9%
Mortgage-Backed Securities 25.4%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/50 - 10/01/55	17,010	17,498
3.00%, 12/01/51 - 09/01/52	4,512	4,013
2.50%, 04/01/52 - 10/01/52	2,570	2,179
3.50%, 06/01/52 - 11/01/54	2,008	1,858
4.50%, 06/01/52 - 12/01/54	7,367	7,221
4.00%, 08/01/52 - 12/01/54	6,305	6,011
5.00%, 10/01/52 - 12/01/54	10,093	10,121
5.50%, 11/01/52 - 10/01/55	16,196	16,482
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 07/01/52	9,656	8,578
2.50%, 08/01/51 - 07/01/53	9,921	8,447
3.50%, 03/01/52 - 04/01/53	10,012	9,291
4.00%, 06/01/52 - 07/01/55	7,270	6,934
4.50%, 08/01/52 - 06/01/55	6,949	6,809
5.00%, 08/01/52 - 01/01/55	20,608	20,670
5.50%, 12/01/52 - 11/01/55	29,623	30,153
6.00%, 01/01/53 - 07/01/55	21,083	21,716
TBA, 2.50%, 01/15/56 (a)	3,145	2,658
TBA, 3.50%, 01/15/56 (a)	9,600	8,868
TBA, 4.00%, 01/15/56 (a)	23,215	22,016
TBA, 4.50%, 01/15/56 (a)	14,525	14,176
TBA, 5.00%, 01/15/56 (a)	5,385	5,372
TBA, 5.50%, 01/15/56 (a)	13,745	13,937
Government National Mortgage Association
TBA, 5.00%, 01/15/56 (a)	14,715	14,679
TBA, 5.50%, 01/15/56 (a)	13,620	13,751
		273,438
Collateralized Mortgage Obligations 8.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 6.97%, (SOFR 30-Day Average + 3.10%), 10/25/41 (b)	960	975
Connecticut Avenue Securities Trust 2021-R03
Series 2021-1M2-R03, REMIC, 5.52%, (SOFR 30-Day Average + 1.65%), 12/25/41 (b)	311	313
Series 2021-1B1-R03, REMIC, 6.62%, (SOFR 30-Day Average + 2.75%), 12/25/41 (b)	750	762
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 8.37%, (SOFR 30-Day Average + 4.50%), 01/27/42 (b)	2,035	2,103
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 7.37%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	2,252	2,315
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 6.97%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	2,733	2,799
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 7.47%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	552	573
Series 2022-1B1-R08, REMIC, 9.47%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,287
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 7.62%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,601
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 7.22%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	1,003
Series 2023-1B1-R02, REMIC, 9.42%, (SOFR 30-Day Average + 5.55%), 01/25/43 (b)	270	291
Connecticut Avenue Securities Trust 2023-R05
Series 2023-1M2-R05, REMIC, 6.97%, (SOFR 30-Day Average + 3.10%), 06/25/29 (b)	670	694
Connecticut Avenue Securities Trust 2025-R01
Series 2025-1B1-R01, REMIC, 5.57%, (SOFR 30-Day Average + 1.70%), 01/25/45 (b)	743	744
Connecticut Avenue Securities Trust 2025-R02
Series 2025-1M2-R02, REMIC, 5.47%, (SOFR 30-Day Average + 1.60%), 02/27/45 (b)	899	902
Series 2025-1B1-R02, REMIC, 5.82%, (SOFR 30-Day Average + 1.95%), 02/27/45 (b)	624	627
Connecticut Avenue Securities Trust 2025-R04
Series 2025-1M2-R04, REMIC, 5.37%, (SOFR 30-Day Average + 1.50%), 05/25/45 (b)	2,600	2,604
Connecticut Avenue Securities Trust 2025-R05
Series 2025-2M2-R05, REMIC, 5.47%, (SOFR 30-Day Average + 1.60%), 07/25/45 (b)	2,304	2,312
Connecticut Avenue Securities Trust 2025-R06
Series 2025-1B1-R06, REMIC, 5.72%, (SOFR 30-Day Average + 1.85%), 09/25/45 (b)	1,431	1,436
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	654
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	330
Series 2022-M2-DNA1, REMIC, 6.37%, (SOFR 30-Day Average + 2.50%), 01/25/29 (b)	897	910
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,720	976
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	190
Series 2021-B1-DNA6, REMIC, 7.27%, (SOFR 30-Day Average + 3.40%), 10/25/41 (b)	1,482	1,508
Series 2022-M2-DNA2, REMIC, 7.62%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	3,799	3,914
Series 2022-M2-HQA1, REMIC, 9.12%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,579
Series 2022-B1-HQA1, REMIC, 10.87%, (SOFR 30-Day Average + 7.00%), 03/25/42 (b)	1,550	1,652
Series 2022-M2-DNA3, REMIC, 8.22%, (SOFR 30-Day Average + 4.35%), 04/25/42 (b)	1,869	1,946
Series 2022-M1B-DNA5, REMIC, 8.37%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,329
Series 2022-M1B-HQA3, REMIC, 7.42%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,515
Series 2022-M1B-DNA6, REMIC, 7.57%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	3,266	3,405
Series 2022-M2-DNA6, REMIC, 9.62%, (SOFR 30-Day Average + 5.75%), 09/25/42 (b)	420	452
Series 2024-M2-DNA1, REMIC, 5.82%, (SOFR 30-Day Average + 1.95%), 02/25/44 (b)	593	599
Series 2024-M2-HQA1, REMIC, 5.87%, (SOFR 30-Day Average + 2.00%), 03/25/44 (b)	1,613	1,626
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,508	290
Series FK-5471, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 08/25/54 (b)	1,499	1,498
Series FA-5475, REMIC, 4.97%, (SOFR 30-Day Average + 1.10%), 11/25/54 (b)	452	452
Series FB-5474, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	1,855	1,855
Series FH-5473, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 11/25/54 (b)	1,893	1,898
Series FB-5468, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 11/25/54 (b)	2,619	2,625
Series FJ-5513, REMIC, 5.67%, (SOFR 30-Day Average + 1.80%), 11/25/54 (b)	1,590	1,603
Series FC-5481, REMIC, 5.37%, (SOFR 30-Day Average + 1.50%), 12/25/54 (b)	2,514	2,535
Series FB-5505, REMIC, 5.37%, (SOFR 30-Day Average + 1.50%), 02/25/55 (b)	837	844
Series FB-5521, REMIC, 5.57%, (SOFR 30-Day Average + 1.70%), 03/25/55 (b)	1,613	1,625
Series FD-5518, REMIC, 5.57%, (SOFR 30-Day Average + 1.70%), 03/25/55 (b)	1,703	1,716
Series FB-5551, REMIC, 5.37%, (SOFR 30-Day Average + 1.50%), 06/25/55 (b)	2,512	2,536
Series 2019-M-1, REMIC, 4.75%, 07/25/58 (b)	627	612
Federal National Mortgage Association, Inc.
Interest Only, Series C24-418, 4.00%, 08/01/43	1,896	332
Interest Only, Series 2018-ST-18, REMIC, 2.11%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,500	163
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	2,745	472

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Series 2024-FD-61, REMIC, 4.87%, (SOFR 30-Day Average + 1.00%), 03/25/53 (b)	1,114	1,111
Series 2024-FA-40, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 03/25/54 (b)	1,354	1,357
Series 2024-FA-67, REMIC, 5.04%, (SOFR 30-Day Average + 1.17%), 09/25/54 (b)	1,609	1,613
Series 2024-JF-76, REMIC, 5.12%, (SOFR 30-Day Average + 1.25%), 11/25/54 (b)	1,443	1,449
Series 2025-FC-6, REMIC, 5.47%, (SOFR 30-Day Average + 1.60%), 02/25/55 (b)	2,605	2,620
Series 2025-LF-6, REMIC, 5.67%, (SOFR 30-Day Average + 1.80%), 02/25/55 (b)	1,618	1,635
Series 2025-FB-6, REMIC, 5.87%, (SOFR 30-Day Average + 2.00%), 02/25/55 (b)	2,806	2,840
Series 2025-HF-35, REMIC, 5.57%, (SOFR 30-Day Average + 1.70%), 05/25/55 (b)	2,506	2,522
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2025-M2-DNA4, REMIC, 5.42%, (SOFR 30-Day Average + 1.55%), 10/25/31 (b)	1,221	1,223
Series 2025-M2-DNA3, REMIC, 5.37%, (SOFR 30-Day Average + 1.50%), 09/25/45 (b)	1,070	1,071
Government National Mortgage Association
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	699	544
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	4,591	576
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	3,419	489
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,223	1,029
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,256	1,038
Series 2024-FA-61, REMIC, 5.07%, (SOFR 30-Day Average + 1.15%), 04/20/54 (b)	571	573
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Series 2025-FY-4, REMIC, 5.52%, (SOFR 30-Day Average + 1.60%), 01/20/55 (b)	947	953
Government National Mortgage Association REMIC Trust 2020-095
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,410	1,096
		92,721
Sovereign 7.9%
Arab Republic of Egypt
3.88%, 02/16/26 (c)	1,350	1,343
7.05%, 01/15/32 (c)	805	837
9.45%, 02/04/33 (c)	719	823
8.50%, 01/31/47 (c)	895	879
8.88%, 05/29/50 (c)	170	172
Cabinet of Ministers of Ukraine
0.00%, 02/01/30 - 02/01/36 (c) (d)	313	167
4.50%, 02/01/34 - 02/01/36 (c) (d)	542	322
Cabinet Office, Government of Japan
3.20%, 09/20/55, JPY	1,712,600	10,601
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	8,562	2,754
5.40%, 08/12/34, PEN	355	105
6.90%, 08/12/37, PEN (e)	4,837	1,501
Departamento Administrativo De La Presidencia De La Republica
8.38%, 11/07/54	280	297
Federal Government of Nigeria
7.38%, 09/28/33 (c)	400	406
8.25%, 09/28/51 (c)	230	225
Ghana, Government of
5.00%, 07/03/29 (c) (d)	525	516
Gobierno de la Republica de Costa Rica
6.55%, 04/03/34 (c)	2,070	2,259
7.16%, 03/12/45 (e)	240	266
Gobierno de la Republica de Guatemala
6.25%, 08/15/36 (c)	515	539
6.88%, 08/15/55 (c)	140	150
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 (c) (d)	210	208
6.90%, 07/31/35 (c) (d)	280	247
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (c)	265	249
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	340	320
Gobierno Federal de los Estados Unidos Mexicanos
7.50%, 06/03/27, MXN	19,090	1,059
7.75%, 05/29/31, MXN	14,097	754
5.38%, 03/22/33	410	406
7.75%, 11/23/34, MXN (f)	147,569	7,594
6.34%, 05/04/53	590	561
6.40%, 05/07/54	115	110
7.38%, 05/13/55	200	215
Gosudarstvennoe Uchrezhdenie Apparat Pravitelstva Respubliki Kazakhstan
5.50%, 07/01/37 (c)	1,525	1,558
Government of Saudi Arabia
5.63%, 01/13/35 (c)	275	291
3.25%, 11/17/51 (c)	440	288
3.75%, 01/21/55 (c)	335	235
Government of the Province of Alberta
3.45%, 12/01/43, CAD	1,220	775
3.10%, 06/01/50, CAD	1,225	693
Government of the Republic of Panama
6.40%, 02/14/35	690	730
Government of the Republic of Serbia
6.00%, 06/12/34 (c)	390	403
Government of the Sultanate of Oman
6.00%, 08/01/29 (c)	1,475	1,544
6.25%, 01/25/31 (c)	780	833
6.50%, 03/08/47 (c)	140	150
7.00%, 01/25/51 (c)	310	351
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	3,917,500	777
7.25%, 10/18/34, COP	5,873,800	1,107
Ministerul Finantelor Publice
5.75%, 09/16/30 (c)	180	185
6.63%, 05/16/36 (c)	60	62
Morocco, Kingdom of
6.50%, 09/08/33 (c)	3,300	3,581
Ontario, Government of
2.90%, 06/02/49, CAD	1,465	807
1.90%, 12/02/51, CAD	1,710	742
Presidence de la Republique de Cote d'Ivoire
7.63%, 01/30/33 (c)	200	216
6.13%, 06/15/33 (c)	560	559
8.08%, 04/01/36 (c)	280	302
8.25%, 01/30/37 (c)	50	54
Presidencia da Republica
10.00%, 01/01/29 - 01/01/35, BRL	21,344	3,260
7.25%, 01/12/56	440	436
Presidencia De La Nacion
4.13%, 07/09/35 (d)	740	549
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	152
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (c)	315	339
5.88%, 10/28/35 - 01/30/60 (c)	450	427
6.95%, 03/15/37 (c)	1,420	1,527
5.30%, 01/21/41 (c)	190	172
6.85%, 01/27/45 (c)	220	230
7.15%, 02/24/55 (c)	260	279
Qatar, The Amiri Diwan of The State of
4.88%, 02/27/35 (c)	985	1,029
Republic of Indonesia, The Government of, The
5.50%, 04/15/26, IDR	1,062,000	64
6.50%, 02/15/31, IDR	15,241,000	944
7.00%, 02/15/33, IDR	7,626,000	483
6.63%, 02/15/34, IDR	11,056,000	686
6.75%, 07/15/35, IDR	35,178,000	2,213
4.63%, 04/15/43 (c)	495	459
Republica de Angola
8.00%, 11/26/29 (c) (f)	425	414
9.88%, 10/15/35 (c)	190	188
9.38%, 05/08/48 (c)	640	562
9.13%, 11/26/49 (c)	175	151
Romania, Government of
4.85%, 07/25/29, RON	2,860	622
8.25%, 09/29/32, RON	5,140	1,278

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
7.10%, 07/31/34, RON	8,250	1,940
Sandor-Palota
3.25%, 10/22/31, HUF	428,520	1,112
2.25%, 06/22/34, HUF	804,990	1,765
5.50%, 03/26/36 (c)	230	229
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,672	783
8.25%, 03/31/32, ZAR	47	3
8.88%, 02/28/35, ZAR	6,186	390
7.10%, 11/19/36 (c)	850	911
8.50%, 01/31/37, ZAR	3,050	183
6.13%, 12/11/37 (c)	405	399
6.50%, 02/28/41, ZAR	24,789	1,191
8.75%, 01/31/44, ZAR	4,262	248
5.65%, 09/27/47	505	425
5.75%, 09/30/49	2,310	1,946
7.95%, 11/19/54 (c) (f)	625	672
Turkiye Cumhuriyeti Basbakanlik
7.13%, 02/12/32	225	238
5.75%, 05/11/47	345	283
Urzad Rady Ministrow
4.75%, 07/25/29, PLN	1,286	365
1.75%, 04/25/32, PLN	3,733	876
6.00%, 10/25/33, PLN	4,134	1,232
5.00%, 10/25/34, PLN	3,204	890
		84,673
Total Government And Agency Obligations (cost $444,836)		450,832
CORPORATE BONDS AND NOTES 39.7%
Financials 13.5%
ABN AMRO Bank N.V.
5.52%, 12/03/35 (c)	900	930
Abu Dhabi Developmental Holding Company PJSC
4.38%, 10/02/31 (c)	600	599
Acrisure, LLC
8.25%, 02/01/29 (c)	15	16
8.50%, 06/15/29 (c)	130	136
7.50%, 11/06/30 (c)	370	385
6.75%, 07/01/32 (c)	390	401
AerCap Ireland Capital Designated Activity Company
6.95%, 03/10/55	900	945
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (c)	505	523
6.50%, 10/01/31 (c)	50	52
Allianz SE
3.20%, (100, 10/30/27) (e) (g)	2,200	2,073
Ally Financial Inc.
4.70%, (100, 05/15/28) (g)	241	229
5.54%, 01/17/31	445	455
Athene Holding Ltd
6.88%, 06/28/55	1,195	1,192
Azorra Finance Limited
7.75%, 04/15/30 (c)	215	227
7.25%, 01/15/31 (c)	265	277
Banco Bilbao Vizcaya Argentaria, S.A.
7.75%, (100, 01/14/32) (g) (h)	960	1,030
Banco de Sabadell, S.A.
6.00%, 08/16/33, EUR (e)	200	249
Banco Mercantil Del Norte, S.A., Institucion De Banca Multiple, Grupo Financiero Banorte
8.75%, (100, 05/20/35) (c) (g)	115	123
Banco Santander Mexico, S.A., I.B.M., Grupo Financiero Santander Mexico
5.62%, 12/10/29 (c)	85	88
Banco Santander, S.A.
4.75%, (100, 11/12/26) (g) (h)	600	594
Bangkok Bank Public Company Limited
5.65%, 07/05/34 (c)	190	199
Bank of America Corporation
4.38%, (100, 01/27/27) (g)	1,345	1,331
6.63%, (100, 05/01/30) (g)	1,110	1,155
5.82%, 09/15/29	1,920	2,003
5.29%, 04/25/34	880	909
5.52%, 10/25/35	305	313
5.46%, 05/09/36	2,720	2,833
Bank of New York Mellon Corporation, The
3.75%, (100, 12/20/26) (g)	2,655	2,613
Barclays PLC
4.38%, (100, 03/15/28) (g) (h)	710	687
7.63%, (100, 03/15/35) (g) (h)	395	421
8.00%, (100, 03/15/29) (g) (h)	880	938
9.63%, (100, 12/15/29) (g) (h)	645	729
7.12%, 06/27/34	680	762
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (e)	365	460
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (c)	380	405
Blackstone Private Credit Fund
6.00%, 01/29/32	754	765
Block, Inc.
5.63%, 08/15/30 (c)	90	92
6.50%, 05/15/32	470	489
6.00%, 08/15/33 (c)	95	97
BLU Income Fund SICAV IC PLC, The
7.13%, 05/15/31 (c)	295	305
BNP Paribas
4.50%, (100, 02/25/30) (c) (g) (h)	155	145
4.63%, (100, 02/25/31) (c) (g)	2,075	1,916
9.25%, (100, 11/17/27) (c) (g) (h)	135	144
5.91%, 11/19/35 (c) (h)	540	561
Boots Group Finco LP
5.38%, 08/31/32, EUR (e)	275	333
BPCE
5.94%, 05/30/35 (c)	805	840
BroadStreet Partners, Inc.
5.88%, 04/15/29 (c)	320	319
Capital One Financial Corporation
6.18%, 01/30/36	540	564
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (g)	3,182	3,026
5.00%, (100, 06/01/27) (g)	405	407
Citigroup Inc.
3.88%, (100, 02/18/26) (g)	1,081	1,077
4.15%, (100, 11/15/26) (g)	935	922
6.63%, (100, 02/15/31) (g)	540	548
7.00%, (100, 08/15/34) (g)	650	683
4.79%, 03/04/29	1,920	1,948
4.50%, 09/11/31	1,570	1,575
6.02%, 01/24/36	450	472
5.17%, 09/11/36	3,175	3,205
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (g)	215	213
7.20%(3 Month Term SOFR + 3.26%), (b) (g)	275	274
Credit Agricole S.A.
6.25%, 01/10/35 (c)	545	579
CrossCountry Intermediate HoldCo, LLC
6.50%, 10/01/30 (c)	270	275
6.75%, 12/01/32 (c)	95	96
Deutsche Bank Aktiengesellschaft
4.95%, 08/04/31	1,180	1,191
Doha Finance Limited
4.50%, 03/16/31 (e)	600	589
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (c)	1,270	1,293
Equitable Holdings, Inc.
6.70%, 03/28/55	1,195	1,246
Fifth Third Bancorp
7.30%(3 Month Term SOFR + 3.29%), (b) (g)	547	547
4.34%, 04/25/33	945	925
Focus Financial Partners, LLC
6.75%, 09/15/31 (c)	195	201
GA Global Funding Trust
5.20%, 12/09/31 (c)	2,055	2,084
Global Atlantic Financial Company
7.95%, 10/15/54 (c)	685	707
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (c)	270	279
Goldman Sachs Group, Inc., The
3.65%, (100, 08/10/26) (g)	1,535	1,511

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
3.80%, (100, 05/10/26) (g)	185	183
4.13%, (100, 11/10/26) (g)	260	256
4.82%(3 Month Term SOFR + 1.03%), (b) (g)	540	440
6.13%, (100, 11/10/34) (f) (g)	570	580
7.50%, (100, 05/10/29) (g)	1,220	1,288
6.48%, 10/24/29	1,920	2,037
4.37%, 10/21/31	1,585	1,580
4.94%, 10/21/36	5,230	5,196
6.75%, 10/01/37	450	503
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	365
Gulf International Bank B.S.C.
5.75%, 06/05/29 (e)	990	1,030
Howden UK Refinance 2 PLC
8.13%, 02/15/32 (c)	140	144
Howden UK Refinance PLC
7.25%, 02/15/31 (c)	200	206
HSBC Holdings PLC
4.00%, (100, 03/09/26) (g) (h)	450	450
4.70%, (100, 03/09/31) (f) (g) (h)	410	390
5.74%, 09/10/36	540	556
HUB International Limited
7.25%, 06/15/30 (c)	610	639
7.38%, 01/31/32 (c)	60	63
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (g)	383	376
ING Groep N.V.
3.88%, (100, 05/16/27) (g) (h)	1,045	1,012
4.25%, (100, 05/16/31) (g) (h)	1,005	899
5.75%, (100, 11/16/26) (g) (h)	846	850
Intesa Sanpaolo SpA
6.38%, (100, 03/30/28), EUR (e) (g)	265	325
Jane Street Group, LLC
7.13%, 04/30/31 (c)	235	246
6.13%, 11/01/32 (c)	50	51
6.75%, 05/01/33 (c)	100	104
Jerrold Finco PLC
7.50%, 06/15/31, GBP (e)	274	377
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (c)	75	78
6.88%, 10/01/33 (c)	245	237
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (g)	65	65
6.70%, (3 Month Term SOFR + 2.84%), (100, 02/01/26) (b) (g)	159	160
6.88%, (100, 06/01/29) (g)	540	570
5.30%, 07/24/29	1,920	1,978
5.58%, 07/23/36	300	311
4.81%, 10/22/36	3,560	3,536
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	678
Lloyds Banking Group PLC
8.00%, (100, 09/27/29) (g) (h)	640	690
6.07%, 06/13/36	1,955	2,056
M&T Bank Corporation
3.50%, (100, 09/01/26) (g)	1,095	1,063
MDGH GMTN (RSC) Ltd.
4.63%, 10/16/35 (c)	440	437
MetLife, Inc.
6.35%, 03/15/55	460	485
Morgan Stanley
1.51%, 07/20/27	1,920	1,893
5.32%, 07/19/35	975	1,004
4.89%, 10/22/36	3,765	3,733
Nationwide Building Society
4.13%, 10/18/32 (c)	1,115	1,107
5.54%, 07/14/36 (c)	1,225	1,266
NatWest Group PLC
4.60%, (100, 06/28/31) (g) (h)	2,530	2,343
Navient Corporation
5.50%, 03/15/29 (f)	155	153
7.88%, 06/15/32 (f)	335	350
NBK SPC Limited
5.50%, 06/06/30 (c)	590	611
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (f) (g) (h)	1,015	958
OneMain Finance Corporation
6.63%, 05/15/29	220	228
6.13%, 05/15/30	235	239
7.50%, 05/15/31	145	153
7.13%, 11/15/31 - 09/15/32	405	420
6.50%, 03/15/33	120	121
6.75%, 09/15/33	90	91
Opal Bidco SAS
6.50%, 03/31/32 (c)	290	296
Panther Escrow Issuer LLC
7.13%, 06/01/31 (c)	245	254
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (c)	155	165
6.88%, 05/15/32 - 02/15/33 (c)	490	511
6.75%, 02/15/34 (c)	200	206
Progroup AG
5.38%, 04/15/31, EUR (e) (f)	301	360
Provident Funding Mortgage Loan Trust 2005-1
9.75%, 09/15/29 (c)	290	306
Rocket Companies, Inc.
6.50%, 08/01/29 (c)	110	114
6.13%, 08/01/30 (c)	110	114
6.38%, 08/01/33 (c)	230	240
Rocket Mortgage, LLC
4.00%, 10/15/33 (c)	120	111
Shift4 Payments, LLC
6.75%, 08/15/32 (c)	410	423
5.50%, 05/15/33, EUR (e)	270	325
SLM Corporation
6.50%, 01/31/30	305	315
Starwood Property Trust, Inc.
5.25%, 10/15/28 (c)	120	121
7.25%, 04/01/29 (c)	75	79
6.50%, 07/01/30 (c)	530	553
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/26	455	452
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (g)	1,990	1,948
5.00%, (100, 11/01/26) (g)	30	30
6.25%, (100, 03/15/30) (g)	915	944
4.90%, 05/13/31	1,550	1,586
4.63%, 06/06/33	360	357
5.37%, 07/21/36	2,010	2,070
Truist Financial Corporation
5.10%, (100, 03/01/30) (g)	360	362
4.87%, 01/26/29	1,920	1,949
4.92%, 07/28/33	205	206
Turkiye Vakiflar Bankasi T.A.O.
8.99%, 10/05/34 (c)	300	319
U.S. Bancorp
3.70%, (100, 01/15/27) (g)	3,760	3,667
6.79%, 10/26/27	1,920	1,962
5.08%, 05/15/31	1,845	1,901
4.97%, 07/22/33	205	206
5.42%, 02/12/36 (f)	1,500	1,558
UBS Group AG
7.00%, (100, 02/10/30) (c) (g) (h)	625	639
9.25%, (100, 11/13/33) (c) (g) (h)	1,415	1,659
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.
5.38%, 04/16/34, EUR (e)	450	559
USI, Inc.
7.50%, 01/15/32 (c)	165	173
UWM Holdings, LLC
6.63%, 02/01/30 (c)	205	207
6.25%, 03/15/31 (c)	85	85
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (c) (f)	325	309
Walker & Dunlop, Inc.
6.63%, 04/01/33 (c)	195	200
Wells Fargo & Company
3.90%, (100, 03/15/26) (g)	625	623
6.85%, (100, 09/15/29) (g)	630	659

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
4.97%, 04/23/29	1,920	1,955
5.15%, 04/23/31	1,530	1,579
5.39%, 04/24/34	1,040	1,083
5.56%, 07/25/34	2,365	2,483
4.89%, 09/15/36	3,110	3,102
XP Inc.
6.75%, 07/02/29 (c)	280	288
		145,498
Energy 4.6%
3R Lux
9.75%, 02/05/31 (c)	235	242
Antero Midstream Partners LP
6.63%, 02/01/32 (c)	710	735
Archrock Partners, L.P.
6.63%, 09/01/32 (c)	365	376
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (c)	415	416
6.63%, 10/15/32 (c)	285	295
Bip-V Chinook
5.50%, 06/15/31 (c)	315	311
BKV Upstream Midstream, LLC
7.50%, 10/15/30 (c)	330	334
Boland Holdings, LLC
6.25%, 12/01/30 (c)	295	301
BP Capital Markets P.L.C.
3.25%, (100, 03/22/26), EUR (e) (g)	700	824
4.38%, (100, 08/19/31), EUR (e) (f) (g)	100	120
Buckeye Partners, L.P.
6.75%, 02/01/30 (c)	380	398
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	40	41
8.63%, 11/01/30 (c)	330	345
8.75%, 07/01/31 (c)	30	31
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (c)	200	201
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	401	401
ConocoPhillips Company
5.50%, 01/15/55	900	862
CQP Holdco LP
7.50%, 12/15/33 (c)	65	70
Crescent Energy Finance LLC
7.63%, 04/01/32 (c)	435	422
7.38%, 01/15/33 (c)	120	114
Devon Energy Corporation
5.75%, 09/15/54	675	620
Diamondback Energy, Inc.
5.55%, 04/01/35	1,325	1,363
Ecopetrol S.A.
4.63%, 11/02/31	395	352
8.88%, 01/13/33	1,030	1,096
8.38%, 01/19/36	170	174
5.88%, 05/28/45 - 11/02/51	300	219
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	570	529
Enbridge Inc.
5.55%, 06/20/35	1,015	1,051
8.25%, 01/15/84 (h)	300	319
Energy Transfer LP
5.60%, 09/01/34	1,920	1,977
8.00%, 05/15/54	565	602
7.13%, 10/01/54	30	31
6.50%, 02/15/56	145	144
6.75%, 02/15/56	110	110
Enterprise Products Operating LLC
5.20%, 01/15/36	1,325	1,348
EOG Resources, Inc.
5.35%, 01/15/36	1,125	1,157
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (c)	470	496
Expand Energy Corporation
5.70%, 01/15/35	1,100	1,139
FS Luxembourg S.a r.l.
8.63%, 06/25/33 (c)	185	190
Galaxy Pipeline Assets Bidco Limited
2.63%, 03/31/36 (c)	1,190	1,051
Genesis Energy, L.P.
8.00%, 05/15/33	520	539
Geopark Limited
8.75%, 01/31/30 (c)	90	84
Global Partners LP
7.13%, 07/01/33 (c)	155	158
Golar LNG Limited
7.50%, 10/02/30 (c)	375	360
Gran Tierra Energy Inc.
9.50%, 10/15/29 (c)	340	236
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	190	192
7.50%, 05/15/32 (c)	350	364
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (c)	80	79
6.00%, 04/15/30 (c)	260	252
8.38%, 11/01/33 (c)	125	127
6.88%, 05/15/34 (c)	220	206
7.25%, 02/15/35 (c)	15	14
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (c)	525	553
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (c)	980	1,002
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (c)	430	447
Kinder Morgan, Inc.
5.55%, 06/01/45	1,575	1,523
Kinetik Holdings LP
5.88%, 06/15/30 (c)	280	282
Kodiak Gas Services, LLC
7.25%, 02/15/29 (c)	55	57
6.50%, 10/01/33 (c)	240	245
6.75%, 10/01/35 (c)	240	247
Matador Resources Company
6.50%, 04/15/32 (c)	210	213
6.25%, 04/15/33 (c)	130	130
MPLX LP
5.95%, 04/01/55	2,140	2,067
MV24 Capital B.V.
6.75%, 06/01/34 (c)	153	151
Nabors Industries, Inc.
7.63%, 11/15/32 (c)	205	201
NGL Energy Operating LLC
8.13%, 02/15/29 (c)	490	508
Noble Finance II LLC
8.00%, 04/15/30 (c)	275	285
Northern Oil and Gas Incorporated
7.88%, 10/15/33 (c)	215	209
Occidental Petroleum Corporation
5.38%, 01/01/32	675	690
ONEOK, Inc.
5.40%, 10/15/35	1,325	1,339
Permian Resources Operating, LLC
7.00%, 01/15/32 (c)	175	182
6.25%, 02/01/33 (c)	170	174
Petroleos Mexicanos
4.75%, 02/26/29, EUR (e)	335	395
6.70%, 02/16/32	185	184
6.35%, 02/12/48	505	397
7.69%, 01/23/50	1,725	1,547
6.95%, 01/28/60	440	357
PT. Pertamina (Persero)
6.45%, 05/30/44 (c)	260	277
Raizen Fuels Finance S.A.
6.95%, 03/05/54 (c)	225	171
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	345	341
Rockies Express Pipeline LLC
6.75%, 03/15/33 (c)	320	338
6.88%, 04/15/40 (c)	290	299
Saudi Arabian Oil Company
5.38%, 06/02/35 (c)	1,530	1,578

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.75%, 07/17/54 (c)	240	234
SM Energy Company
7.00%, 08/01/32 (c)	190	186
Tallgrass Energy Partners, LP
6.00%, 12/31/30 - 09/01/31 (c)	465	465
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (c)	985	929
TotalEnergies SE
4.50%, (100, 08/19/34), EUR (e) (g)	300	357
Transmontaigne Partners LLC
8.50%, 06/15/30 (c)	240	241
Transocean Inc
8.25%, 05/15/29 (c)	155	156
8.50%, 05/15/31 (c)	155	153
Transocean International Limited
7.88%, 10/15/32 (c)	215	222
USA Compression Finance Corp.
7.13%, 03/15/29 (c)	680	703
Venture Global LNG, Inc.
8.13%, 06/01/28 (c)	215	217
7.00%, 01/15/30 (c) (f)	90	87
8.38%, 06/01/31 (c)	610	606
9.88%, 02/01/32 (c)	70	72
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (c)	200	204
7.50%, 05/01/33 (c)	192	207
6.50%, 01/15/34 - 06/15/34 (c)	305	312
7.75%, 05/01/35 (c)	128	140
6.75%, 01/15/36 (c)	180	184
WBI Operations LLC
6.25%, 10/15/30 (c)	415	416
6.50%, 10/15/33 (c)	175	174
Western Midstream Operating, LP
5.50%, 08/15/48	665	586
5.25%, 02/01/50 (d) (i)	1,840	1,577
Williams Companies, Inc., The
5.30%, 09/30/35	1,100	1,120
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (e) (g)	300	338
		49,693
Utilities 3.9%
A2a S.p.A.
5.00%, (100, 06/11/29), EUR (e) (g)	326	395
Abu Dhabi National Energy Company PJSC
4.75%, 03/09/37 (c)	405	397
Alliant Energy Corporation
5.75%, 04/01/56	1,145	1,142
Alpha Generation LLC
6.75%, 10/15/32 (c)	895	926
American Electric Power Company, Inc.
7.05%, 12/15/54	1,585	1,657
6.05%, 03/15/56	745	732
APA Infrastructure Limited
7.13%, 11/09/83, EUR (e)	595	763
AusNet Services Holdings Pty Ltd
1.63%, 03/11/81, EUR (e)	543	628
CenterPoint Energy, Inc.
6.70%, 05/15/55	1,840	1,890
5.95%, 04/01/56 (f)	2,025	2,040
CMS Energy Corporation
6.50%, 06/01/55	1,945	1,999
Comision Federal De Electricidad, E.P.E.
5.70%, 01/24/30 (c)	225	228
Dominion Energy, Inc.
6.63%, 05/15/55	2,280	2,346
6.20%, 02/15/56	440	442
EDP, S.A.
4.75%, 05/29/54, EUR (e)	500	604
4.63%, 09/16/54, EUR (e)	600	722
Electricite de France
2.63%, (100, 12/01/27), EUR (e) (g)	1,000	1,146
3.38%, (100, 06/15/30), EUR (e) (f) (g)	400	448
7.50%, (100, 09/06/28), EUR (e) (g)	1,200	1,535
Elia Group
5.85%, (100, 03/15/28), EUR (e) (g)	300	369
ENEL - SpA
4.50%, (100, 10/14/32), EUR (e) (g)	324	383
6.38%, (100, 04/16/28), EUR (e) (g)	450	563
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	252
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (c)	270	273
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (e)	483	588
NextEra Energy Capital Holdings, Inc.
6.38%, 08/15/55	540	558
NiSource Inc.
5.75%, 07/15/56	1,215	1,224
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (g)	215	234
5.75%, 07/15/29 - 01/15/34 (c)	700	702
6.00%, 02/01/33 - 01/15/36 (c)	270	274
Orsted A/S
5.13%, (100, 09/14/29), EUR (e) (g)	490	589
5.25%, 12/08/22, EUR (e)	300	360
PG&E Company
5.70%, 03/01/35	485	499
4.95%, 07/01/50	542	458
6.15%, 03/01/55	633	627
6.10%, 10/15/55	2,020	1,989
Saavi Energia S.a r.l.
8.88%, 02/10/35 (c)	195	211
Sempra
6.40%, 10/01/54	1,885	1,915
6.38%, 04/01/56	660	674
Spire Inc.
6.25%, 06/01/56	490	487
6.45%, 06/01/56	735	735
SSE PLC
4.00%, (100, 01/21/28), EUR (e) (g)	400	475
Stedin Holding N.V.
1.50%, (100, 12/31/26), EUR (e) (g)	200	230
Talen Energy Supply, LLC
6.25%, 02/01/34 (c)	235	239
6.50%, 02/01/36 (c)	230	238
The Southern Company
4.00%, 01/15/51	1,760	1,760
1.88%, 09/15/81, EUR	536	611
UGI International, LLC
2.50%, 12/01/29, EUR (e)	362	406
Vattenfall AB
6.88%, 08/17/83, GBP (e)	300	414
Veolia Environnement
2.50%, (100, 01/20/29), EUR (e) (g)	600	677
4.37%, (100, 05/20/30), EUR (e) (g)	200	239
5.99%, (100, 11/22/28), EUR (e) (g)	500	624
Vistra Corp.
7.00%, (100, 12/15/26) (c) (g)	430	435
Vistra Operations Company LLC
7.75%, 10/15/31 (c)	265	281
6.95%, 10/15/33 (c)	155	172
VoltaGrid LLC
7.38%, 11/01/30 (c)	410	406
WEC Energy Group Inc.
5.63%, 05/15/56	385	387
XPLR Infrastructure Operating Partners, LP
7.75%, 04/15/34 (c)	225	228
		41,826
Communication Services 3.8%
Altice France
6.88%, 10/15/30 (c)	154	149
5.50%, 10/15/31, EUR (e)	764	851
Arqiva Broadcast Finance PLC
8.63%, 07/01/30, GBP (e) (f)	237	329
AT&T Inc.
1.65%, 02/01/28	1,920	1,830

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Bell Canada inc.
6.88%, 09/15/55	840	868
7.00%, 09/15/55	440	461
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (e)	1,119	1,618
CCO Holdings, LLC
5.38%, 06/01/29 (c)	350	346
6.38%, 09/01/29 (c)	245	247
4.75%, 03/01/30 (c)	330	315
4.25%, 02/01/31 (c)	360	330
4.50%, 05/01/32	2,740	2,456
4.50%, 06/01/33 (c)	65	57
4.25%, 01/15/34 (c) (f)	75	64
Charter Communications Operating, LLC
3.50%, 06/01/41	895	637
5.75%, 04/01/48	595	511
4.80%, 03/01/50	620	467
6.70%, 12/01/55	1,555	1,495
Cipher Compute LLC
7.13%, 11/15/30 (c)	180	184
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (c)	75	75
7.50%, 06/01/29 - 03/15/33 (c)	355	369
7.13%, 02/15/31 (c)	380	398
CommScope, LLC.
9.50%, 12/15/31 (c) (f)	445	449
CSC Holdings, LLC
5.38%, 02/01/28 (c)	105	75
11.25%, 05/15/28 (c) (f)	515	404
11.75%, 01/31/29 (c)	175	129
6.50%, 02/01/29 (c)	265	173
4.50%, 11/15/31 (c)	30	18
DISH DBS Corporation
7.38%, 07/01/28	645	622
EchoStar Corporation
10.75%, 11/30/29	475	526
6.75%, 11/30/30 (j)	275	282
Engineering S.R.L.
11.13%, 05/15/28, EUR (e)	200	248
Eutelsat S.A.
2.25%, 07/13/27, EUR (e)	500	582
Koninklijke KPN N.V.
4.88%, (100, 06/18/29), EUR (e) (g)	326	396
Level 3 Financing, Inc.
4.88%, 06/15/29 (c)	200	195
6.88%, 06/30/33 (c)	235	240
7.00%, 03/31/34 (c)	405	417
8.50%, 01/15/36 (c)	185	190
Lumen Technologies, Inc.
4.50%, 01/15/29 (c)	90	83
Maya
5.63%, 10/15/28, EUR (e)	698	831
7.00%, 10/15/28 - 04/15/32 (c)	375	383
8.50%, 04/15/31 (c)	95	102
McGraw-Hill Education, Inc.
7.38%, 09/01/31 (c)	160	169
Midcontinent Communications
8.00%, 08/15/32 (c)	400	410
Millicom International Cellular S.A.
5.13%, 01/15/28 (c)	2,268	2,262
Ooredoo International Finance Limited
4.63%, 10/10/34 (e)	830	830
Optics BidCo S.p.A.
6.88%, 02/15/28, EUR (e)	620	772
7.88%, 07/31/28, EUR	508	651
6.38%, 11/15/33 (c)	450	446
7.20%, 07/18/36 (c)	110	110
Proximus
4.75%, (100, 07/02/31), EUR (e) (f) (g)	400	477
Rogers Communications Inc.
7.00%, 04/15/55	1,020	1,067
7.13%, 04/15/55	430	454
SoftBank Group Corp.
5.25%, 10/10/29, EUR (e)	235	280
5.88%, 07/10/31, EUR (e)	310	372
Sunrise HoldCo IV B.V.
3.88%, 06/15/29, EUR (e)	340	398
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (e)	239	313
3.63%, 09/30/30, EUR (e)	250	295
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (e) (g)	600	695
5.75%, (100, 01/15/32), EUR (e) (g)	200	249
6.14%, (100, 02/03/30), EUR (e) (g)	200	250
6.75%, (100, 06/07/31), EUR (e) (g)	300	390
7.13%, (100, 08/23/28), EUR (e) (g)	200	254
TELUS Corporation
6.63%, 06/09/56	1,070	1,068
TMNL Holding BV
3.75%, 01/15/29, EUR (e)	480	563
T-Mobile USA, Inc.
3.88%, 04/15/30	1,975	1,940
United Group B.V.
4.63%, 08/15/28, EUR (e)	180	212
5.25%, 02/01/30, EUR (c)	100	117
6.75%, 02/15/31, EUR (e)	100	120
Uniti Group Inc.
6.50%, 02/15/29 (c)	225	216
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	705	924
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	500	598
Vodafone Group Public Limited Company
5.75%, 06/28/54	740	718
3.00%, 08/27/80, EUR (e)	804	909
6.50%, 08/30/84, EUR (e)	500	638
VZ Secured Financing B.V.
5.25%, 01/15/33, EUR (e)	135	155
Wayfair LLC
7.25%, 10/31/29 (c)	160	167
6.75%, 11/15/32 (c)	325	334
Windstream Services, LLC
8.25%, 10/01/31 (c)	325	341
7.50%, 10/15/33 (c)	195	200
Zayo Group Holdings, Inc.
6.25%, 03/09/30 (c) (f) (j)	262	249
Zegona Finance PLC
6.75%, 07/15/29, EUR (e)	230	284
Ziggo B.V.
2.88%, 01/15/30, EUR (e)	135	150
		41,449
Consumer Discretionary 3.7%
Accor
4.88%, (100, 06/06/30), EUR (e) (g)	500	603
Acushnet Company
5.63%, 12/01/33 (c)	300	303
Allison Transmission, Inc.
5.88%, 12/01/33 (c)	210	213
Azelis Finance
4.75%, 09/25/29, EUR (c)	310	373
B&M European Value Retail S.A.
4.00%, 11/15/28, GBP (e) (f)	200	258
8.13%, 11/15/30, GBP (e)	115	161
6.50%, 11/27/31, GBP (e)	190	252
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (e)	375	449
10.00%, 07/15/33 (c) (j)	400	441
Beazer Homes USA, Inc.
7.50%, 03/15/31 (c) (f)	235	237
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (e)	200	241
Carnival Corporation
6.13%, 02/15/33 (c)	650	671
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (e)	180	254
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (c)	380	384

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Champ Acquisition Corporation
8.38%, 12/01/31 (c)	145	156
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	345	358
Cirsa Finance International S.a r.l.
7.88%, 07/31/28, EUR (e)	401	492
6.50%, 03/15/29, EUR (e)	295	360
Clarios Global LP
6.75%, 09/15/32 (c)	505	523
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (c)	440	470
CPUK Mortgage Finance Limited
4.50%, 08/28/27, GBP (d) (e)	260	344
CT Investment GmbH
6.38%, 04/15/30, EUR (c)	420	512
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	223	280
Dealer Tire, LLC
8.00%, 02/01/28 (c)	215	214
DexKo Global Inc.
6.63%, 10/15/29 (c) (f)	190	164
Discovery Communications, LLC
4.13%, 05/15/29	115	111
Dufry One B.V.
4.50%, 05/23/32, EUR (e)	475	570
Essendi S.A.
5.50%, 11/15/31, EUR (e)	400	480
Flutter Treasury Designated Activity Company
4.00%, 06/04/31, EUR (e)	205	240
6.13%, 06/04/31, GBP (e)	200	272
FNAC Darty
6.00%, 04/01/29, EUR (e)	325	395
Food Service Project SL
5.50%, 01/21/27, EUR (e)	110	129
Forvia
3.75%, 06/15/28, EUR (e)	135	158
5.63%, 06/15/30, EUR (e)	509	622
5.38%, 03/15/31, EUR (e)	130	157
6.75%, 09/15/33 (c)	335	344
Fressnapf Holding SE
5.25%, 10/31/31, EUR (e)	546	639
Gates Corporation
6.88%, 07/01/29 (c)	115	119
Gestamp Automocion Sociedad Anonima
4.38%, 10/15/30, EUR (e)	400	474
Goldstory
6.75%, 02/01/30, EUR (e)	140	170
6.75%, 02/01/30, EUR (c)	100	122
Group 1 Automotive, Inc.
4.00%, 08/15/28 (c)	110	108
6.38%, 01/15/30 (c)	205	210
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (e) (j)	415	509
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (c) (j)	300	313
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (e)	211	250
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (c)	185	188
8.38%, 10/01/33 (c)	90	91
K2016470219 (South Africa) Ltd
8.00%, 05/07/49, EUR (c) (j) (k) (l)	4,042	5
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (c)	115	113
8.25%, 08/01/31 (c)	285	301
LGI Homes, Inc.
7.00%, 11/15/32 (c) (f)	200	191
Light and Wonder International, Inc.
6.25%, 10/01/33 (c)	535	541
Lindblad Expeditions, LLC
7.00%, 09/15/30 (c)	375	391
Lottomatica S.p.A.
5.38%, 06/01/30, EUR (e)	180	218
Magic Mergeco, Inc.
5.25%, 05/01/28 (c)	135	130
7.88%, 05/01/29 (c) (f)	155	142
Magnum Management Corporation
5.25%, 07/15/29	145	135
Maison Finco PLC
6.00%, 10/31/27, GBP (e)	199	266
Mattamy Homes Limited
6.00%, 12/15/33 (c)	355	352
MCE Finance Limited
5.63%, 07/17/27 (c)	595	594
MercadoLibre, Inc.
3.13%, 01/14/31	2,280	2,113
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	465	457
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (e)	200	271
Mohegan Escrow Issuer, LLC
8.25%, 04/15/30 (c)	270	281
11.88%, 04/15/31 (c)	50	53
Motel One GmbH
7.75%, 04/02/31, EUR (e)	180	226
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (e)	120	128
NCL Corporation Ltd.
7.75%, 02/15/29 (c)	85	90
5.88%, 01/15/31 (c)	60	60
6.75%, 02/01/32 (c)	370	379
6.25%, 09/15/33 (c)	35	35
Newell Brands Inc.
6.63%, 09/15/29	115	114
Next Group PLC
3.63%, 05/18/28, GBP (e)	300	399
Nissan Motor Acceptance Company LLC
7.05%, 09/15/28 (c)	50	52
5.63%, 09/29/28 (c)	50	50
5.55%, 09/13/29 (c)	20	20
6.13%, 09/30/30 (c)	40	40
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (e)	395	476
7.50%, 07/17/30 (c)	75	78
4.81%, 09/17/30 (c)	215	202
7.75%, 07/17/32 (c)	60	64
8.13%, 07/17/35 (c)	40	43
Patrick Industries, Inc.
6.38%, 11/01/32 (c)	435	446
PetSmart, LLC
7.50%, 09/15/32 (c)	325	330
10.00%, 09/15/33 (c)	100	103
Pinewood Finco PLC
6.00%, 03/27/30, GBP (c)	405	547
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	651	924
Punch Finance PLC
7.88%, 12/30/30, GBP (e)	335	460
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (e) (g)	200	227
RCI Banque
5.50%, 10/09/34, EUR (e)	100	124
Renault
3.88%, 09/30/30, EUR (e)	300	354
Resideo Funding Inc.
6.50%, 07/15/32 (c)	335	343
S&S Holdings LLC
8.38%, 10/01/31 (c)	220	211
Schaeffler AG
4.75%, 08/14/29, EUR (e)	100	121
4.50%, 03/28/30, EUR (e)	1,000	1,202
5.38%, 04/01/31, EUR (e)	100	124
Six Flags Operations Inc.
7.25%, 05/15/31 (c) (f)	295	283
6.63%, 05/01/32 (c)	345	347
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (e)	500	609
Taylor Morrison Communities, Inc.
5.75%, 11/15/32 (c)	420	432

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
The Goodyear Tire & Rubber Company
5.00%, 07/15/29	65	63
5.25%, 04/30/31 (f)	80	76
TKC Holdings, Inc.
6.88%, 05/15/28 (c)	215	217
10.50%, 05/15/29 (c)	135	138
Travel + Leisure Co.
6.13%, 09/01/33 (c)	160	162
TUI Cruises GmbH
5.00%, 05/15/30, EUR (e)	250	301
TVL Finance PLC
10.25%, 04/28/28, GBP (e)	115	158
United Parks And Resorts Inc.
5.25%, 08/15/29 (c)	430	417
V.F. Corporation
2.95%, 04/23/30	175	158
Valeo
4.50%, 04/11/30, EUR (e)	300	360
5.13%, 05/20/31, EUR (e)	400	484
4.63%, 03/23/32, EUR (e)	100	117
Verde Purchaser, LLC
10.50%, 11/30/30 (c)	320	344
Viking Cruises Limited
5.88%, 10/15/33 (c)	570	578
Volkswagen International Finance N.V.
3.75%, (100, 12/28/27), EUR (e) (g)	500	586
Warnermedia Holdings, Inc.
4.28%, 03/15/32	380	333
5.05%, 03/15/42	160	113
Whirlpool Corporation
6.13%, 06/15/30	105	105
6.50%, 06/15/33	105	102
White Cap Supply Holdings, LLC
7.38%, 11/15/30 (c)	425	439
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	560	592
Wynn Resorts Finance, LLC
6.25%, 03/15/33 (c)	50	51
ZF Friedrichshafen AG
6.13%, 03/13/29, EUR (e)	300	365
3.00%, 10/23/29, EUR (e)	800	880
7.00%, 06/12/30, EUR (e)	100	124
ZF North America Capital, Inc.
6.88%, 04/14/28 (c)	105	107
6.75%, 04/23/30 (c)	375	369
7.50%, 03/24/31 (c)	155	157
		39,477
Industrials 2.8%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (c)	315	326
Abertis Infraestructuras Finance B.V.
4.75%, (100, 11/23/30), EUR (e) (g)	100	120
4.87%, (100, 11/28/29), EUR (e) (g)	500	604
ADT Security Corporation, The
5.88%, 10/15/33 (c)	360	365
Aeropuertos Dominicanos Siglo XXI, S.A.
7.00%, 06/30/34 (c)	580	610
Air France - KLM
4.63%, 05/23/29, EUR (e)	300	365
American Airlines, Inc.
5.75%, 04/20/29 (c)	415	422
Amsted Industries Incorporated
6.38%, 03/15/33 (c)	670	688
Amynta Agency Borrower Inc.
7.50%, 07/15/33 (c)	315	320
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (c)	585	549
6.25%, 01/30/31 (c)	90	92
Artera Services, LLC
8.50%, 02/15/31 (c) (f)	185	154
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (e)	301	367
Ats Consolidated, Inc.
5.50%, 04/15/29 (c)	405	403
Boeing Company, The
5.81%, 05/01/50 (i)	3,045	3,002
Bombardier Inc.
7.00%, 06/01/32 (c)	255	269
6.75%, 06/15/33 (c)	470	496
Brand Industrial Services, Inc.
10.38%, 08/01/30 (c)	110	108
Builders FirstSource, Inc.
6.38%, 03/01/34 (c)	125	129
6.75%, 05/15/35 (c)	440	460
Caci International Inc.
6.38%, 06/15/33 (c)	190	196
Calderys Financing II, LLC
11.75%, 06/01/28 (c) (d) (j)	356	370
Carpenter Technology Corporation
5.63%, 03/01/34 (c)	205	208
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/32 (c)	290	298
CMA CGM
5.00%, 01/15/31, EUR (e)	293	344
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	185	144
Corporation De Securite Garda World
6.00%, 06/01/29 (c)	90	88
6.50%, 01/15/31 (c)	245	250
8.25%, 08/01/32 (c)	335	340
8.38%, 11/15/32 (c)	185	188
CTEC II GmbH
5.25%, 02/15/30, EUR (e) (f)	385	422
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (e)	300	366
Dovalue S.p.A.
7.00%, 02/28/30, EUR (e) (f)	328	410
Edge Finco PLC
8.13%, 08/15/31, GBP (e)	260	372
EMRLD Borrower LP
6.75%, 07/15/31 (c)	490	516
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (e)	350	397
EnerSys
6.63%, 01/15/32 (c)	200	208
Enpro Inc.
6.13%, 06/01/33 (c)	330	340
Equipmentshare.Com Inc.
8.00%, 03/15/33 (c)	270	283
Fedrigoni S.p.A.
6.13%, 06/15/31, EUR (e) (f)	200	229
Fiber Midco S.p.A.
10.00%, 06/15/29, EUR (e) (j)	149	133
Fortress Transportation And Infrastructure Investors LLC
7.88%, 12/01/30 (c)	60	64
7.00%, 06/15/32 (c)	255	267
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (c)	240	240
7.50%, 04/15/32 (c)	135	144
Goat Holdco, LLC
6.75%, 02/01/32 (c)	325	333
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (c)	170	170
Herc Holdings Inc.
7.00%, 06/15/30 (c)	305	321
5.75%, 03/15/31 (c)	40	41
7.25%, 06/15/33 (c)	417	442
6.00%, 03/15/34 (c)	50	51
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (c)	280	279
JELD-WEN Holding, Inc.
4.88%, 12/15/27 (c) (f)	65	56
7.00%, 09/01/32 (c) (f)	175	119
Kier Group PLC
9.00%, 02/15/29, GBP (e)	215	307
Lightning Power, LLC
7.25%, 08/15/32 (c)	415	441

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Luna 1.5 S.a r.l.
12.00%, 07/01/32 (c) (j)	230	241
Madison IAQ LLC
5.88%, 06/30/29 (c)	630	624
Manitowoc Company, Inc., The
9.25%, 10/01/31 (c)	280	301
Masterbrand, Inc.
7.00%, 07/15/32 (c)	215	222
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (c)	410	409
9.25%, 04/15/30 (c)	550	528
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/32 (c)	110	112
MIWD Holdco II LLC
5.50%, 02/01/30 (c)	350	339
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	490	491
10.38%, 05/15/31 (c)	35	36
Nexans
4.25%, 03/11/30, EUR (e)	400	484
Paprec Holding
4.50%, 07/15/32, EUR (e)	335	399
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (e) (g)	389	476
Queen Mergerco, Inc.
6.75%, 04/30/32 (c)	475	496
Quikrete Holdings, Inc.
6.38%, 03/01/32 (c)	235	245
6.75%, 03/01/33 (c)	410	428
Science Applications International Corporation
5.88%, 11/01/33 (c)	205	208
Sensata Technologies, Inc.
6.63%, 07/15/32 (c)	390	408
SPX Flow, Inc.
8.75%, 04/01/30 (c)	320	330
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	545	525
6.25%, 08/01/33 (c)	85	87
5.88%, 03/15/34 (c)	25	25
Terex Corporation
5.00%, 05/15/29 (c)	115	114
6.25%, 10/15/32 (c)	460	472
TransDigm Inc.
6.38%, 03/01/29 - 05/31/33 (c)	505	519
7.13%, 12/01/31 (c)	140	147
6.63%, 03/01/32 (c)	175	182
6.75%, 01/31/34 (c)	320	333
Trivium Packaging Finance B.V.
6.63%, 07/15/30, EUR (e)	205	253
8.25%, 07/15/30 (c)	235	251
12.25%, 01/15/31 (c)	195	212
Wesco Distribution, Inc.
6.63%, 03/15/32 (c)	110	115
6.38%, 03/15/33 (c)	270	281
XPO, Inc.
7.13%, 02/01/32 (c)	540	567
		30,086
Health Care 2.1%
1261229 B.C. Ltd.
10.00%, 04/15/32 (c)	640	667
Acadia Healthcare Company, Inc.
5.00%, 04/15/29 (c)	165	159
AdaptHealth LLC
6.13%, 08/01/28 (c)	215	216
Bausch + Lomb Corporation
8.38%, 10/01/28 (c)	430	449
Bausch Health Companies Inc.
5.00%, 01/30/28 - 02/15/29 (c)	285	235
11.00%, 09/30/28 (c)	290	301
5.25%, 01/30/30 (c)	140	98
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (e) (f)	600	722
CAB
3.38%, 02/01/28, EUR (e) (f)	385	437
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (e)	100	117
7.50%, 05/15/30, EUR (e)	425	517
Cigna Group, The
4.80%, 08/15/38	680	652
Community Health Systems, Inc.
6.00%, 01/15/29 (c)	120	120
10.88%, 01/15/32 (c)	50	55
9.75%, 01/15/34 (c)	120	126
CVS Health Corporation
5.05%, 03/25/48	2,275	2,008
5.63%, 02/21/53	315	296
7.00%, 03/10/55	1,295	1,359
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (e)	300	374
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (e) (g)	501	625
Genmab A/S
6.25%, 12/15/32 (c)	115	118
7.25%, 12/15/33 (c)	75	79
Global Medical Response, Inc.
7.38%, 10/01/32 (c)	480	499
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (e)	200	232
Grifols, S.A.
2.25%, 11/15/27, EUR (e)	140	163
7.50%, 05/01/30, EUR (e) (f)	881	1,086
Grunenthal GmbH
4.63%, 11/15/31, EUR (e)	683	809
IQVIA Inc.
6.50%, 05/15/30 (c)	155	161
6.25%, 06/01/32 (c)	150	157
Lifepoint Health, Inc.
9.88%, 08/15/30 (c)	235	253
8.38%, 02/15/32 (c)	105	114
10.00%, 06/01/32 (c)	410	435
Medline Borrower, LP
6.25%, 04/01/29 (c)	275	285
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (e)	315	375
Molina Healthcare, Inc.
6.25%, 01/15/33 (c)	615	627
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (e)	521	628
Ray Financing LLC
6.50%, 07/15/31, EUR (c)	650	773
Rossini S.a r.l.
5.87%, (3 Month EURIBOR + 3.88%), 12/31/29, EUR (b) (e)	210	251
Select Medical Corporation
6.25%, 12/01/32 (c) (f)	340	332
Star Parent, Inc.
9.00%, 10/01/30 (c)	560	598
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (c)	495	501
Team Health Holdings, Inc.
8.38%, 06/30/28 (c)	285	288
13.50%, 06/30/28 (c) (j)	165	174
Tenet Healthcare Corporation
6.00%, 11/15/33 (c)	635	652
Teva Pharmaceutical Finance Netherlands II B.V.
1.63%, 10/15/28, EUR (e)	250	283
7.38%, 09/15/29, EUR	286	378
4.38%, 05/09/30, EUR (e)	802	966
4.13%, 06/01/31, EUR	100	119
UnitedHealth Group Incorporated
4.65%, 01/15/31	1,235	1,255
5.30%, 06/15/35	320	331
		22,455
Consumer Staples 2.0%
AA Bond Co Limited
8.45%, 01/31/28, GBP (d) (e)	199	285
Albertsons Companies, Inc.
5.50%, 03/31/31 (c)	180	182
6.25%, 03/15/33 (c)	20	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.75%, 03/31/34 (c)	270	271
Albion Financing 1 S.a r.l.
5.38%, 05/21/30, EUR (e)	276	334
7.00%, 05/21/30 (c)	305	318
Allied Universal Holdco LLC
4.88%, 06/01/28, GBP (e)	275	361
6.00%, 06/01/29 (c)	260	257
7.88%, 02/15/31 (c)	110	116
Amber FinCo PLC
6.63%, 07/15/29, EUR (e)	195	240
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	400	393
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (e)	323	409
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (e)	100	91
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (e)	100	125
Champions Financing, Inc.
8.75%, 02/15/29 (c) (f)	335	329
Co-operative Group Limited
7.50%, 07/08/26, GBP (d) (e) (i)	100	136
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (e)	376	445
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (e)	476	566
Flora Food Management B.V.
6.88%, 07/02/29, EUR (e)	369	431
Froneri Lux Topco S.a r.l.
4.75%, 08/01/32, EUR (e)	280	332
6.00%, 08/01/32 (c)	255	258
Imperial Brands Finance PLC
5.88%, 07/01/34 (c)	1,920	2,008
5.63%, 07/01/35 (c)	710	729
6.38%, 07/01/55 (c)	630	645
JBS USA Holding Lux S.a r.l.
5.95%, 04/20/35 (c)	225	237
6.38%, 02/25/55 (c)	3,530	3,599
Kroger Co., The
5.00%, 09/15/34	505	508
Mavis Tire Express Services TopCo, Corp.
6.50%, 05/15/29 (c) (f)	175	173
Minerva Luxembourg S.A.
8.88%, 09/13/33 (c)	165	180
Ontex Group
5.25%, 04/15/30, EUR (e)	235	273
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (e)	397	498
Performance Food Group, Inc.
4.25%, 08/01/29 (c)	110	108
6.13%, 09/15/32 (c)	115	118
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	135	161
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (e)	341	401
Q-Park Holding I B.V.
5.13%, 03/01/29, EUR (c)	208	251
5.13%, 02/15/30, EUR (e) (f)	402	487
RAC Bond Co PLC
5.25%, 11/04/27, GBP (e)	200	268
Raven Acquisition Holding LLC
6.88%, 11/15/31 (c)	410	423
RB Global Holdings Inc.
7.75%, 03/15/31 (c)	220	230
Sudzucker International Finance B.V.
5.95%, (100, 05/28/30), EUR (e) (g)	300	338
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (e)	586	709
U.S. Foods Inc.
4.75%, 02/15/29 (c)	55	55
5.75%, 04/15/33 (c)	460	468
United Rentals (North America), Inc.
5.38%, 11/15/33 (c)	505	505
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	771	910
Wand NewCo 3, Inc.
7.63%, 01/30/32 (c)	400	423
Williams Scotsman, Inc.
6.63%, 04/15/30 (c)	225	232
7.38%, 10/01/31 (c)	190	198
		21,035
Materials 1.9%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (e) (f)	402	468
Avient Corporation
7.13%, 08/01/30 (c)	65	67
6.25%, 11/01/31 (c)	310	318
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (c)	60	63
Capstone Copper Corp.
6.75%, 03/31/33 (c)	425	440
Celanese US Holdings LLC
7.05%, 11/15/30 (b) (d) (i)	55	58
7.00%, 02/15/31	55	56
5.00%, 04/15/31, EUR	245	281
6.88%, 07/15/32 (d) (i)	25	26
7.20%, 11/15/33 (b) (d) (i)	25	26
7.38%, 02/15/34	55	56
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	340	325
Century Aluminum Company
6.88%, 08/01/32 (c)	535	550
Champion Iron Canada Inc.
7.88%, 07/15/32 (c)	255	270
Cleveland-Cliffs Inc.
6.88%, 11/01/29 (c)	165	171
7.50%, 09/15/31 (c)	160	168
7.00%, 03/15/32 (c)	160	164
Constellium SE
5.38%, 08/15/32, EUR (e) (f)	355	435
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	764
6.33%, 01/13/35 (c)	690	736
First Quantum Minerals Ltd
7.25%, 02/15/34 (c)	275	289
Freeport-McMoRan Inc.
5.45%, 03/15/43	1,520	1,474
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (e)	1,865	1,929
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (e)	230	266
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (c)	300	298
Kaiser Aluminum Corporation
5.88%, 03/01/34 (c)	360	361
Kronos International, Inc.
9.50%, 03/15/29, EUR (e)	400	434
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	200	27
LYB International Finance III, LLC
5.13%, 01/15/31	255	256
5.88%, 01/15/36	725	723
Metinvest B.V.
7.65%, 10/01/27 (c)	105	85
7.75%, 10/17/29 (c)	565	421
Mineral Resources Limited
7.00%, 04/01/31 (c)	625	649
Nexa Resources S.A.
6.60%, 04/08/37 (c)	110	113
Novelis Corporation
4.75%, 01/30/30 (c)	290	280
6.88%, 01/30/30 (c)	280	290
6.38%, 08/15/33 (c)	170	172
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (e)	262	304
5.38%, 10/01/29, EUR (e)	145	158
6.25%, 10/01/29 (c)	365	354
7.25%, 06/15/31 (c)	230	235

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Periama Holdings, LLC
5.95%, 04/19/26 (e)	290	291
SCIH Salt Holdings Inc.
6.63%, 05/01/29 (c)	155	155
Sealed Air Corporation
7.25%, 02/15/31 (c)	25	26
6.50%, 07/15/32 (c)	185	192
Silgan Holdings Inc.
4.25%, 02/15/31, EUR (e)	267	317
Snf Group
4.50%, 03/15/32, EUR (e)	235	284
Sociedad Quimica Y Minera De Chile S.A.
6.50%, 11/07/33 (c)	250	271
5.50%, 09/10/34 (c)	170	172
Suzano Austria GmbH
5.00%, 01/15/30	950	951
Suzano Netherlands B.V.
5.50%, 01/15/36	370	367
Taseko Mines Limited
8.25%, 05/01/30 (c)	370	393
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (c)	275	281
Vale Overseas Ltd
6.40%, 06/28/54	115	117
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	345	326
7.38%, 03/01/31 (c)	225	230
6.63%, 08/15/32 (c)	200	202
Westlake Corporation
5.55%, 11/15/35	505	506
6.38%, 11/15/55 (f)	580	572
		20,213
Real Estate 0.9%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (j)	447	574
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (e)	200	253
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (c)	183	192
Brandywine Operating Partnership, L.P.
8.88%, 04/12/29	205	221
6.13%, 01/15/31	30	29
CFE Fibra E
5.88%, 09/23/40 (c)	248	247
Country Garden Holdings Company Limited
0.00%, 08/06/30 (e) (k) (l)	365	33
CPI Property Group
7.50%, (100, 03/24/31), EUR (e) (g)	204	222
4.00%, 01/22/28, GBP (d) (e) (i)	100	128
1.75%, 01/14/30, EUR (e)	195	195
6.00%, 01/27/32, EUR (e)	568	670
Ellington Financial Operating Partnership LLC
7.38%, 09/30/30 (c)	190	192
Extra Space Storage LP
4.95%, 01/15/33	435	439
Globalworth Real Estate Investments Limited
6.25%, 03/31/29, EUR (e)	329	393
Heimstaden AB
8.38%, 01/29/30, EUR (e)	670	835
Heimstaden Bostad AB
2.63%, (100, 02/01/27), EUR (e) (g)	100	114
3.00%, (100, 10/29/27), EUR (e) (g)	253	287
6.25%, (100, 12/04/29), EUR (e) (g)	400	491
1.63%, 10/13/31, EUR (e)	360	372
Iron Mountain Incorporated
4.75%, 01/15/34, EUR (e)	244	278
Ladder Capital Finance Holdings LLLP
7.00%, 07/15/31 (c)	45	48
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (e)	330	401
New Immo Holding
6.00%, 03/22/29, EUR (e)	300	367
Park Intermediate Holdings LLC
5.88%, 10/01/28 (c)	505	504
Pebblebrook Hotel Trust
6.38%, 10/15/29 (c)	255	261
RHP Hotel Properties, LP
6.50%, 06/15/33 (c)	195	203
RLJ III-EM Columbus Lessee, LLC
4.00%, 09/15/29 (c)	320	303
Star Holdings
8.75%, 08/01/31 (c)	360	345
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (e) (g)	500	598
XHR LP
6.63%, 05/15/30 (c)	110	113
		9,308
Information Technology 0.5%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (c)	375	377
Amentum Escrow Corp.
7.25%, 08/01/32 (c)	550	579
Amkor Technology, Inc.
5.88%, 10/01/33 (c)	460	471
Athenahealth Group Inc.
6.50%, 02/15/30 (c)	425	425
Atos SE
9.36%, 12/18/29, EUR (d) (e)	427	573
5.20%, 12/18/30, EUR (d) (e)	175	203
Capstone Borrower, Inc.
8.00%, 06/15/30 (c)	420	432
Cloud Software Group, Inc.
6.50%, 03/31/29 (c)	310	314
9.00%, 09/30/29 (c)	490	510
8.25%, 06/30/32 (c)	200	209
6.63%, 08/15/33 (c)	105	104
Ellucian Holdings, Inc.
6.50%, 12/01/29 (c)	150	153
Fair Isaac Corporation
6.00%, 05/15/33 (c)	230	236
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (c)	330	344
Gen Digital Inc.
6.25%, 04/01/33 (c)	385	396
UKG Inc.
6.88%, 02/01/31 (c)	530	545
		5,871
Total Corporate Bonds And Notes (cost $421,007)		426,911
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.2%
1211 Avenue of The Americas
Series 2015-B-1211, REMIC, 4.09%, 08/10/35 (b)	912	868
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 7.15%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,765
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	142	144
Series 2024-D-A, 6.32%, 02/15/28	142	145
Series 2024-E-A, 7.92%, 02/15/28	142	145
Series 2025-C-A, 4.84%, 11/15/29	997	1,003
Series 2025-D-A, 4.99%, 12/15/29	722	725
Series 2024-E-B, 6.68%, 09/15/32	267	270
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.12%, 04/25/26 (b)	841	798
AOA Trust 2025-1301
Series 2025-D-1301, 6.22%, 08/11/30 (b)	1,129	1,145
Avis Budget Rental Car Funding (AESOP) LLC
Series 2025-C-3A, 4.95%, 02/20/29	727	728
Series 2024-C-1A, 6.48%, 06/20/29	650	672
Series 2025-B-2A, 5.51%, 08/20/30	495	504
Series 2025-C-2A, 6.24%, 08/20/30	299	308
BAHA Trust 2024-MAR
Series 2024-A-MAR, REMIC, 6.17%, 12/13/29 (b)	1,025	1,061
Balboa Bay Loan Funding 2024-1 Ltd
Series 2024-D1-1A, 7.08%, (3 Month Term SOFR + 3.20%), 07/20/37 (b)	3,000	3,010

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 6.65%, (1 Month Term SOFR + 2.90%), 08/17/26 (b)	656	662
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.51%, 04/17/29 (b)	455	403
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.22%, 12/17/31 (b)	343	281
Bank5 2023-5YR3
Series 2023-C-5YR3, REMIC, 7.32%, 09/15/28 (b)	331	343
Bank5 2024-5YR5
Series 2024-B-5YR5, REMIC, 6.54%, 02/16/29 (b)	394	411
Bank5 2024-5Yr7
Series 2024-C-5YR7, REMIC, 7.10%, 06/15/29 (b)	433	455
Bank5 2025-5YR17
Series 2025-D-5YR17, REMIC, 4.50%, 10/18/30	459	407
Series 2025-C-5YR17, REMIC, 5.89%, 10/18/30 (b)	494	495
Battalion CLO XXI Ltd.
Series 2021-D-21A, 7.47%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	960
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-C-CAR1, 5.37%, (SOFR 30-Day Average + 1.50%), 12/26/31 (b)	98	99
Series 2024-D-CAR1, 5.92%, (SOFR 30-Day Average + 2.05%), 12/26/31 (b)	98	99
Bayview Opportunity Master Fund VII 2024-EDU1, LLC
Series 2024-C-EDU1, 5.67%, (SOFR 30-Day Average + 1.80%), 06/25/47 (b)	257	257
Series 2024-D-EDU1, 6.62%, (SOFR 30-Day Average + 2.75%), 06/25/47 (b)	109	111
Bayview Opportunity Master Fund VII 2025-EDU1 LLC
Series 2025-A-EDU1, REMIC, 5.17%, (SOFR 30-Day Average + 1.30%), 07/27/48 (b)	866	868
Series 2025-B-EDU1, REMIC, 5.57%, (SOFR 30-Day Average + 1.70%), 07/27/48 (b)	1,279	1,277
Series 2025-C-EDU1, REMIC, 5.67%, (SOFR 30-Day Average + 1.80%), 07/27/48 (b)	494	494
Series 2025-D-EDU1, REMIC, 6.12%, (SOFR 30-Day Average + 2.25%), 07/27/48 (b)	451	451
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 4.67%, (1 Month Term SOFR + 0.92%), 03/16/37 (b) (d)	680	643
Series 2018-B-TALL, REMIC, 4.92%, (1 Month Term SOFR + 1.17%), 03/16/37 (b) (d)	433	393
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.15%, 09/17/55 (b)	8,171	513
BBCMS Mortgage Trust 2024-5C31
Series 2024-C-5C31, REMIC, 5.76%, 12/17/29	279	280
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.52%, 01/17/30 (b)	391	329
Benchmark 2023-B40 Mortgage Trust
Series 2023-C-B40, REMIC, 7.41%, 12/16/33 (b)	321	336
Benchmark 2024-V6 Mortgage Trust
Series 2024-D-V6, REMIC, 4.00%, 03/16/29	225	203
Series 2024-E-V6, REMIC, 4.00%, 03/16/29	544	474
Benchmark 2024-V8 Mortgage Trust
Series 2024-B-V8, REMIC, 6.95%, 07/15/29 (b)	1,088	1,152
BLP Commercial Mortgage Trust 2025-IND
Series 2025-A-IND, REMIC, 4.95%, (1 Month Term SOFR + 1.20%), 03/15/27 (b)	1,021	1,016
Series 2025-C-IND, REMIC, 5.55%, (1 Month Term SOFR + 1.80%), 03/15/27 (b)	202	201
BLP Commercial Mortgage Trust 2025-IND2
Series 2025-D-IND2, REMIC, 6.61%, (1 Month Term SOFR + 2.65%), 12/15/42 (b)	1,168	1,169
Blue Stream Issuer, LLC
Series 2024-A2-1A, REMIC, 5.41%, 11/20/29	842	851
BMO 2024-5C3 Mortgage Trust
Series 2024-B-5C3, REMIC, 6.56%, 02/16/29 (b)	203	212
BMO 2024-5C6 Mortgage Trust
Series 2024-C-5C8, REMIC, 5.74%, 12/17/29 (b)	168	168
BRAVO Residential Funding Trust 2025-NQM5
Series 2025-A3-NQM5, REMIC, 5.80%, 02/25/65 (d)	874	879
Series 2025-M1-NQM5, REMIC, 6.34%, 02/25/65 (b)	1,117	1,135
Business Jet Securities 2024-1, LLC
Series 2024-A-1A, 6.20%, 05/15/30	577	590
Series 2024-C-1A, 9.13%, 05/15/30	295	300
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	379	374
BX Commercial Mortgage Trust 2023-XL3
Series 2023-D-XL3, REMIC, 7.34%, (1 Month Term SOFR + 3.59%), 12/15/40 (b)	304	304
BX Commercial Mortgage Trust 2024-GPA2
Series 2024-C-GPA2, 5.94%, (1 Month Term SOFR + 2.19%), 11/15/26 (b)	979	977
BX Commercial Mortgage Trust 2024-KING
Series 2024-C-KING, REMIC, 5.69%, (1 Month Term SOFR + 1.94%), 05/15/26 (b)	815	816
Series 2024-D-KING, REMIC, 6.24%, (1 Month Term SOFR + 2.49%), 05/15/26 (b)	931	933
BX Commercial Mortgage Trust 2024-XL4
Series 2024-C-XL4, REMIC, 5.94%, (1 Month Term SOFR + 2.19%), 02/17/26 (b)	391	390
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 6.44%, (1 Month Term SOFR + 2.69%), 03/15/26 (b)	873	874
BX Trust
Series 2024-C-MF, REMIC, 5.69%, (1 Month Term SOFR + 1.94%), 02/17/26 (b)	336	336
Series 2024-D-MF, REMIC, 6.44%, (1 Month Term SOFR + 2.69%), 02/17/26 (b)	768	769
Series 2024-C-BIO, REMIC, 6.39%, (1 Month Term SOFR + 2.64%), 02/15/29 (b)	1,086	1,076
Series 2025-C-ARIA, REMIC, 5.52%, 12/13/30 (b)	1,552	1,564
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 3.94%, 12/11/29 (b)	775	738
Series 2019-E-OC11, REMIC, 3.94%, 12/11/29 (b)	923	852
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.64%, (1 Month Term SOFR + 2.89%), 06/15/26 (b)	1,070	1,067
BX Trust 2025-DELC
Series 2025-E-DELC, REMIC, 7.01%, (1 Month Term SOFR + 3.05%), 12/15/27 (b)	622	624
BX Trust 2025-GW
Series 2025-D-GW, REMIC, 6.71%, (1 Month Term SOFR + 2.75%), 07/15/42 (b)	1,196	1,196
BX Trust 2025-LIFE
Series 2025-A-LIFE, REMIC, 5.88%, 06/14/35 (b)	2,080	2,112
BX Trust 2025-ROIC
Series 2025-D-ROIC, REMIC, 5.74%, (1 Month Term SOFR + 1.99%), 03/15/27 (b)	1,614	1,606
BX Trust 2025-VLT7
Series 2025-D-VLT7, REMIC, 7.00%, (1 Month Term SOFR + 3.25%), 07/15/30 (b)	1,600	1,605
BX Trust 2025-VOLT
Series 2025-D-VOLT, REMIC, 6.75%, (1 Month Term SOFR + 3.00%), 12/16/30 (b)	1,395	1,393
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30 (d)	550	538
Castlelake Aircraft Structured Trust 2025-2
Series 2025-A-2A, 5.47%, 08/15/32 (d)	1,612	1,612
CCG Receivables Trust 2024-1
Series 2024-C-1, 5.22%, 04/14/28	362	367
Series 2024-D-1, 5.80%, 04/14/28	560	570

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
CCG Receivables Trust 2025-1
Series 2025-B-1, 4.69%, 10/14/32	135	137
Series 2025-C-1, 4.89%, 10/14/32	275	277
Series 2025-D-1, 5.28%, 10/14/32	185	186
Chase Home Lending Mortgage Trust 2024-11
Series 2024-A4-11, REMIC, 6.00%, 03/25/32 (b)	896	905
Series 2024-A9A-11, REMIC, 6.00%, 05/25/46 (b)	337	342
Series 2024-A9-11, REMIC, 6.30%, 05/25/46 (b)	146	149
Chase Home Lending Mortgage Trust 2025-10
Series 2025-A9B-10, REMIC, 5.50%, 01/25/48 (b)	1,163	1,165
Chase Home Lending Mortgage Trust Series 2024-2
Series 2024-A6-3, REMIC, 6.00%, 02/25/29 (b)	831	836
Series 2024-A6A-2, REMIC, 6.00%, 02/25/55 (b)	514	517
Chase Home Lending Mortgage Trust Series 2024-4
Series 2024-A6-4, REMIC, 6.00%, 03/25/29 (b)	921	927
CHI Commercial Mortgage Trust 2025-SFT
Series 2025-D-110W, REMIC, 6.63%, 12/13/30 (b)	1,682	1,690
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 5.85%, 06/12/28 (b) (m)	635	644
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (b)	532	546
CLI Funding VI LLC
Series 2020-B-1A, 3.62%, 09/18/30	1,081	1,034
Cloud Capital Holdco LP
Series 2024-A2-1A, 5.78%, 11/23/29	984	991
Series 2024-A2-2A, 5.92%, 11/24/31	638	646
COLT 2025-6 Mortgage Loan Trust
Series 2025-M1-6, 6.27%, 08/25/70 (b)	763	770
COMM 2024-277P Mortgage Trust
Series 2024-B-277P, REMIC, 7.00%, 08/06/29 (b)	1,000	1,064
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 7.93%, 12/12/29 (b)	472	488
Compass Datacenters Issuer II, LLC
Series 2024-A1-1A, 5.25%, 02/26/29	520	522
Series 2024-A2-1A, 5.75%, 02/26/29	315	318
Series 2024-B-1A, 7.00%, 02/26/29	485	499
Series 2024-A1-2A, 5.02%, 08/27/29	1,257	1,262
CONE Trust 2024-DFW1
Series 2024-A-DFW1, REMIC, 5.39%, (1 Month Term SOFR + 1.64%), 08/15/41 (b)	416	415
Series 2024-D-DFW1, REMIC, 6.79%, (1 Month Term SOFR + 3.04%), 08/15/41 (b)	446	445
Consolidated Communications LLC/Fidium Fiber Finance
Series 2025-A2-1A, 6.00%, 05/20/30	1,648	1,687
Series 2025-C-1A, 9.41%, 05/20/30	1,150	1,205
Crockett Partners Equipment Company IIA LLC
Series 2024-A-1C, 6.05%, 01/20/30	580	587
Cross 2024-H8 Mortgage Trust
Series 2024-A1-H8, REMIC, 5.55%, 12/25/69 (b)	336	339
Series 2024-A3-H8, REMIC, 5.96%, 12/25/69 (d)	256	258
Series 2024-M1-H8, REMIC, 6.32%, 12/25/69 (b)	175	177
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	616	612
CSAIL 2016-C7 Commercial Mortgage Trust
Series 2016-C-C7, REMIC, 4.29%, 11/18/26 (b)	930	853
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	576	564
Series 2024-A2-2A, 4.50%, 05/20/29	2,160	2,107
DC Office Trust 2019-MTC
Series 2019-D-MTC, REMIC, 3.07%, 11/17/29 (b)	725	621
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	400	405
EFMT 2024-INV2
Series 2024-M1-INV2, REMIC, 5.73%, 10/25/69 (b)	495	495
EFMT 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.03%, 11/25/70 (b) (d)	2,626	2,627
ELFI Graduate Loan Program 2024-A LLC
Series 2024-A-A, 5.56%, 08/25/49	564	576
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.06%, 05/25/65 (b)	870	881
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.85%, 06/11/27 (b)	900	905
Series 2024-D15-ELM, REMIC, 6.90%, 06/11/27 (b)	628	631
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-C-2, 4.91%, 09/15/29	752	759
Foundation Finance Trust 2024-2
Series 2024-B-2A, 4.93%, 03/15/50	169	170
Series 2024-D-2A, 6.59%, 03/15/50	476	487
Foundation Finance Trust 2025-1
Series 2025-A-1A, 4.95%, 04/15/50	604	611
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	1,237	1,249
Series 2024-B-1, 7.02%, 05/20/31	1,091	1,136
GLS Auto Select Receivables Trust 2024-1
Series 2024-D-1A, 5.95%, 12/17/29	468	478
GLS Auto Select Receivables Trust 2024-4
Series 2024-C-4A, 4.75%, 11/15/30	255	256
Series 2024-D-4A, 5.28%, 10/15/31	272	277
GLS Auto Select Receivables Trust 2025-1
Series 2025-B-1A, 5.04%, 09/15/28	269	275
Series 2025-C-1A, 5.26%, 04/15/29	318	324
Gracie Point International Funding 2024-1, LLC
Series 2024-A-1A, 5.90%, (SOFR 90-Day Average + 1.70%), 03/02/26 (b)	1,365	1,365
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-B-1A, 5.39%, 03/25/60	497	504
Series 2025-C-1A, 5.69%, 03/25/60	388	395
GreenSky Home Improvement Issuer Trust 2025-2
Series 2025-B-2A, 5.07%, 06/25/60	525	531
Series 2025-C-2A, 5.26%, 06/25/60	401	405
Series 2025-D-2A, 5.56%, 06/25/60	315	319
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.69%, 05/12/26 (b)	540	529
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.70%, 09/12/29 (b)	823	715
GS Mortgage-Backed Securities Trust 2025-PJ8
Series 2025-A19-PJ8, REMIC, 6.00%, 02/25/56 (b)	540	547
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	179	179
Hilton Grand Vacations Trust 2022-2
Series 2022-B-2A, 4.74%, 08/27/29	179	178
Hilton Grand Vacations Trust 2024-1B
Series 2024-B-1B, 5.99%, 09/15/39	75	76
Series 2024-D-1B, 8.85%, 09/15/39	163	167
Hilton Grand Vacations Trust 2024-2
Series 2024-C-2A, 5.99%, 03/25/38	462	472
Series 2024-D-2A, 6.91%, 03/25/38	114	117
Hilton Grand Vacations Trust 2025-2
Series 2025-B-2A, 4.73%, 05/25/44	1,410	1,418
Series 2025-C-2A, 5.12%, 05/25/44	632	634
Hilton USA Trust 2016-HHV
Series 2016-D-HHV, REMIC, 4.19%, 11/05/26 (b)	1,081	1,070
HPEFS Equipment Trust 2024-2
Series 2024-D-2A, 5.82%, 04/20/32	886	905
Hudson Yards 2025-SPRL Mortgage Trust
Series 2025-C-SPRL, REMIC, 5.95%, 01/15/30 (b)	913	940

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Series 2025-D-SPRL, REMIC, 6.34%, 01/15/30 (b)	330	343
Series 2025-E-SPRL, REMIC, 6.68%, 01/15/30 (b)	329	342
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (c)	637	647
Series 2024-B1-2, 5.44%, 10/20/32	258	261
Series 2024-C-2, 6.33%, (SOFR 30-Day Average + 2.60%), 10/20/32 (b)	184	185
INTOWN 2025-STAY Mortgage Trust
Series 2025-C-STAY, REMIC, 6.00%, (1 Month Term SOFR + 2.25%), 03/15/27 (b)	1,052	1,053
IP 2025-IP Mortgage Trust
Series 2025-A-IP, REMIC, 5.25%, 06/12/30 (b)	515	524
Series 2025-D-IP, REMIC, 6.31%, 06/12/30 (b)	672	685
Series 2025-E-IP, REMIC, 6.85%, 06/12/30 (b)	384	392
IRV Trust 2025-200P
Series 2025-C-200P, REMIC, 5.73%, 02/14/35 (b)	1,094	1,095
Island Finance Trust 2025-1
Series 2025-A-1A, 6.54%, 03/19/35	981	993
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	935	748
J.P. Morgan Mortgage Trust 2023-HE3
Series 2023-A1-HE3, REMIC, 5.34%, (SOFR 30-Day Average + 1.60%), 06/20/31 (b) (m)	315	316
J.P. Morgan Mortgage Trust 2024-4
Series 2024-A6A-4, REMIC, 6.00%, 01/25/29 (b)	209	209
J.P. Morgan Mortgage Trust 2024-HE1
Series 2024-M1-HE1, REMIC, 5.72%, (SOFR 30-Day Average + 2.00%), 04/21/31 (b) (m)	340	343
Series 2024-M2-HE1, REMIC, 6.09%, (SOFR 30-Day Average + 2.40%), 04/21/31 (b) (m)	258	261
J.P. Morgan Mortgage Trust 2025-NQM3
Series 2025-A2-NQM3, REMIC, 5.65%, 07/25/29 (b) (d)	1,225	1,233
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-AS-C30, REMIC, 4.12%, 07/17/48 (b) (m)	1,000	981
LHOME Mortgage Trust 2024-RTL4
Series 2024-A1-RTL4, REMIC, 5.92%, 01/25/27 (d)	1,690	1,705
LV Trust 2024-SHOW
Series 2024-C-SHOW, REMIC, 6.28%, 10/10/29 (b)	1,016	1,024
Lyra Music Assets Delaware LP
Series 2025-A2-1A, REMIC, 5.60%, 09/20/30	2,416	2,431
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-D-11MD, REMIC, 6.36%, 10/18/30 (b) (m)	1,760	1,769
Series 2025-E-11MD, REMIC, 7.33%, 10/18/30 (b) (m)	994	1,000
Magnetite XXIV, Limited
Series 2019-DR-24A, 6.95%, (3 Month Term SOFR + 3.05%), 04/15/35 (b)	5,200	5,201
Manhattan West 2020-1MW Mortgage Trust
Series 2020-D-OMW, REMIC, 2.33%, 09/10/27 (b) (m)	458	435
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.04%, (1 Month Term SOFR + 2.29%), 05/15/26 (b)	760	752
MetroNet Infrastructure Issuer LLC
Series 2025-A2-2A, 5.40%, 08/20/30	2,167	2,190
Series 2025-C-2A, 7.83%, 08/20/30	1,306	1,339
MFA 2025-NQM5 Trust
Series 2025-A1-NQM5, REMIC, 5.19%, 11/25/70 (b) (d)	1,676	1,679
Series 2025-A2-NQM5, REMIC, 5.34%, 11/25/70 (d)	936	937
Milos CLO, Ltd.
Series 2017-DR-1A, 6.90%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,754
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Series 2025-C-C35, REMIC, 6.35%, 07/15/35	956	985
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	256	243
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	240	235
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	387	367
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.06%, 12/15/28 (b)	324	303
Morgan Stanley Capital I Trust 2018-L1
Series 2018-AS-L1, REMIC, 4.64%, 09/15/28 (b)	669	665
Morgan Stanley Residential Mortgage Loan Trust 202
Series 2024-A2-3, REMIC, 6.00%, 09/25/29 (b)	406	407
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM3
Series 2024-A3-NQM3, REMIC, 5.40%, 07/25/69 (d)	370	370
Series 2024-M1-NQM3, REMIC, 5.61%, 07/25/69 (b)	316	315
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM5
Series 2024-A3-NQM5, 6.00%, 10/25/69 (d)	77	78
Series 2024-M1-NQM5, 6.51%, 10/25/69 (b)	114	116
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.68%, 05/17/33 (b)	329	342
MSWF Commercial Mortgage Trust 2023-2
Series 2023-A5-2, REMIC, 6.01%, 11/18/33 (b)	1,080	1,165
Series 2023-C-2, REMIC, 7.02%, 12/16/33 (b)	240	254
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	250	242
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	374	367
MVW 2023-2 LLC
Series 2023-C-2A, 7.06%, 11/20/40	227	232
MVW 2024-1 LLC
Series 2024-C-1A, 6.20%, 02/20/43	238	242
MVW 2024-2 LLC
Series 2024-B-2A, 4.58%, 03/20/42	773	772
Series 2024-C-2A, 4.92%, 03/20/42	490	490
MVW 2025-1 LLC
Series 2025-B-1A, 5.21%, 09/22/42	455	462
Series 2025-C-1A, 5.75%, 09/22/42	367	371
Navient Private Education Refi Loan Trust 2019-F
Series 2019-B-FA, 3.12%, 09/15/32	1,225	1,114
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A-A, 0.84%, 05/15/69	1,004	926
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	238	217
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	1,217	1,095
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, 1.11%, 05/15/29	934	834
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,084	990
Navient Private Education Refi Loan Trust 2023-A
Series 2024-A-A, 5.66%, 12/15/34	1,356	1,389
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,246
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29 (d)	824	832
New Residential Mortgage Loan Trust 2024-RTL2
Series 2024-A1-RTL2, REMIC, 5.44%, 10/25/27 (d)	929	939
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-M1-NQM3, REMIC, 6.32%, 08/25/30 (b)	670	683
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (c) (d)	929	944
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-C-3BP, REMIC, 5.64%, (1 Month Term SOFR + 1.95%), 02/16/27 (b)	553	552
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Series 2025-D-3BP, REMIC, 6.19%, (1 Month Term SOFR + 2.50%), 02/16/27 (b)	635	632
NYMT Loan Trust 2024-INV1
Series 2024-A1-INV1, REMIC, 5.38%, 10/25/28 (d)	330	332
Series 2024-A3-INV1, REMIC, 5.83%, 10/25/28 (d)	658	663
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	1,624	1,403
OBX 2024-NQM1 Trust
Series 2024-A1-NQM1, REMIC, 5.93%, 12/25/27 (d)	569	573
OBX 2024-NQM14 Trust
Series 2024-M1-NQM14, REMIC, 5.58%, 09/25/28 (b)	715	716
OBX 2025-HE1 Trust
Series 2025-A1-HE1, 5.67%, (SOFR 30-Day Average + 1.60%), 02/25/55 (b)	1,139	1,144
Series 2025-M1-HE1, 5.97%, (SOFR 30-Day Average + 1.90%), 02/25/55 (b)	244	240
OBX 2025-NQM7 Trust
Series 2025-A3-NQM7, REMIC, 5.86%, 05/25/55 (d)	602	609
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 5.61%, (1 Month Term SOFR + 1.86%), 03/15/28 (b)	776	733
Series 2021-D-PARK, REMIC, 5.36%, (1 Month Term SOFR + 1.61%), 03/15/36 (b)	278	266
One Market Plaza Trust 2017-1MKT
Series 2017-A-1MKT, REMIC, 3.61%, 02/10/32	224	215
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	451	427
Series 2017-C-1MKT, REMIC, 4.02%, 02/10/32	449	423
OneMain Financial Issuance Trust 2023-1
Series 2023-B-1A, 5.94%, 12/14/29	417	436
ONNI Commercial Mortgage Trust 2024-APT
Series 2024-C-APT, REMIC, 6.64%, 07/20/29 (b)	1,053	1,076
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 6.54%, (1 Month Term SOFR + 2.79%), 12/15/26 (b)	697	699
OWN Equipment Fund I LLC
Series 2024-A-2M, 5.70%, 12/20/32	1,089	1,105
PFS Financing Corp.
Series 2025-A-B, 4.85%, 02/15/28	708	721
Pk Alift Loan Funding 6 LP
Series 2025-A-1, 5.37%, 12/15/31	1,486	1,494
Prestige Auto Receivables Trust 2021-1
Series 2021-D-1A, 2.08%, 02/15/28	475	472
PRKCM 2025-AFC1 Trust
Series 2025-A3-AFC1, REMIC, 5.36%, 10/25/60 (d)	960	961
PRM Trust 2025-PRM6
Series 2025-E-PRM6, REMIC, 6.58%, 07/05/28 (b)	1,565	1,568
RCKT Mortgage Trust 2025-CES10
Series 2025-A1A-CES10, REMIC, 4.89%, 10/25/55 (d)	341	341
Series 2025-A2-CES10, REMIC, 5.16%, 10/25/55 (d)	353	352
Series 2025-A3-CES10, REMIC, 5.31%, 10/25/55 (d)	856	853
ROCK Trust 2024-CNTR
Series 2024-B-CNTR, REMIC, 5.93%, 11/15/29	800	827
Series 2024-D-CNTR, REMIC, 7.11%, 11/15/41	1,689	1,765
Santander Drive Auto Receivables Trust 2024-1
Series 2024-C-1, 5.45%, 07/15/27	379	383
Santander Drive Auto Receivables Trust 2025-1
Series 2025-D-1, 5.43%, 04/16/29	1,939	1,969
SCCU Auto Receivables Trust 2025-1
Series 2025-A4-1A, 4.68%, 07/16/29	608	617
Series 2025-B-1A, 4.78%, 07/16/29	556	560
Series 2025-C-1A, 5.08%, 07/16/29	363	367
SDAL Trust 2025-DAL
Series 2025-C-DAL, REMIC, 7.69%, 04/15/30 (b)	1,087	1,096
Sequoia Mortgage Trust 2024-4
Series 2024-A10-4, REMIC, 6.00%, 02/25/29 (b)	557	558
SFO Commercial Mortgage Trust 2021-555
Series 2021-C-555, REMIC, 5.67%, (1 Month Term SOFR + 1.91%), 05/15/28 (b)	415	412
Series 2021-D-555, REMIC, 6.27%, (1 Month Term SOFR + 2.51%), 05/15/28 (b)	880	875
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-C-1A, 5.51%, 01/20/32	520	533
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	139	138
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	95	94
Series 2021-D-2A, 3.23%, 09/20/38	81	80
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	123	125
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	104	108
Series 2023-D-2A, 9.72%, 04/20/40	176	184
Series 2023-D-3A, 9.44%, 09/20/40	325	337
Sierra Timeshare 2024-1 Receivables Funding LLC
Series 2024-C-1A, 5.94%, 09/20/31	279	282
Series 2024-D-1A, 8.02%, 09/20/31	84	85
Sierra Timeshare 2024-2 Receivables Funding LLC
Series 2024-C-2A, 5.83%, 06/20/41	397	402
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-C-3A, 5.32%, 08/20/41	577	579
Series 2024-D-3A, 6.93%, 08/20/41	244	244
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	590	593
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-B-2A, 4.93%, 04/20/44	494	498
Series 2025-C-2A, 5.32%, 04/20/44	374	378
Series 2025-D-2A, 6.79%, 04/20/44	446	449
Signal Peak CLO 4, Ltd.
Series 2024-D1-11A, 6.98%, (3 Month Term SOFR + 3.10%), 07/18/37 (b)	2,000	2,007
Sixth Street CLO XIX, Ltd.
Series 2020-D1R-15A, 7.02%, (3 Month Term SOFR + 3.15%), 10/26/37 (b)	500	504
SMRT 2022-MINI
Series 2022-E-MINI, REMIC, 6.45%, (1 Month Term SOFR + 2.70%), 01/18/39 (b)	1,070	1,064
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	366
Sotheby's Artfi Master Trust
Series 2024-D-1A, 7.91%, 03/22/27	1,045	1,047
Stack Infrastructure Issuer, LLC
Series 2023-A2-3A, 5.90%, 10/25/28	1,101	1,111
Series 2025-A2-1A, 5.00%, 05/28/30	1,265	1,246
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	3,824	3,389
Summit Issuer, LLC
Series 2025-A2-1A, 5.21%, 11/20/30	2,096	2,105
TCO Commercial Mortgage Trust 2024-DPM
Series 2024-C-DPM, REMIC, 5.80%, (1 Month Term SOFR + 2.05%), 12/17/29 (b)	375	375
TICP CLO VII, Ltd.
Series 2017-DR-7A, 7.37%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	1,001
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,120	1,079
Towd Point Mortgage Trust 2024-CES1
Series 2024-A1A-CES1, REMIC, 5.85%, 09/25/31 (b)	962	965
Series 2024-A1B-CES1, REMIC, 6.05%, 09/25/31 (b)	114	115
Towd Point Mortgage Trust 2024-CES2
Series 2024-A1A-CES2, REMIC, 6.13%, 04/25/31 (b)	955	961
Trafigura Securitisation Finance Public Limited Company
Series 2024-A2-1A, 5.98%, 05/15/27 (c)	477	483
Series 2024-B2-1A, 7.29%, 05/15/27 (c)	996	1,010

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
TRESTLES CLO III LTD
Series 2020-D1R-3A, 7.03%, (3 Month Term SOFR + 3.15%), 10/20/37 (b)	1,000	1,004
Trestles CLO IX Ltd
Series 2025-D1-9A, 6.50%, (3 Month Term SOFR + 2.65%), 01/15/39 (b)	2,000	2,008
TRTX 2025-FL6 Issuer, Ltd.
Series 2025-A-FL6, 5.31%, (1 Month Term SOFR + 1.54%), 09/18/42 (b) (d)	1,078	1,080
TRTX 2025-FL7 Issuer, Ltd.
Series 2025-C-FL7, REMIC, 5.93%, (1 Month Term SOFR + 2.20%), 06/18/43 (b) (d)	725	725
Series 2025-D-FL7, REMIC, 6.38%, (1 Month Term SOFR + 2.65%), 06/18/43 (b) (d)	693	693
Series 2025-E-FL7, REMIC, 6.98%, (1 Month Term SOFR + 3.25%), 06/18/43 (b) (d)	307	308
U.S. Bank National Association
Series 2025-C-SUP1, 5.77%, (SOFR 30-Day Average + 1.90%), 02/25/32 (b)	486	484
Series 2025-D-SUP1, 6.57%, (SOFR 30-Day Average + 2.70%), 02/25/32 (b)	363	362
Series 2023-B-1, 6.79%, 08/25/32	296	298
Uniti Fiber Abs Issuer Llc
Series 2025-B-1A, 6.37%, 04/22/30	944	970
Vantage Data Centers Issuer, LLC
Series 2025-A2-1A, 5.13%, 08/15/30	3,718	3,690
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	3,164	2,805
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,138	1,014
Verus Securitization Trust 2024-4
Series 2024-M1-4, REMIC, 6.70%, 06/25/69 (b)	310	314
Verus Securitization Trust 2024-7
Series 2024-A1-7, REMIC, 5.10%, 09/25/69 (b)	752	754
Series 2024-A3-7, REMIC, 5.40%, 09/25/69 (b) (d)	523	523
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (b)	360	369
Verus Securitization Trust 2025-4
Series 2025-A3-4, REMIC, 5.75%, 05/25/70 (d)	579	584
Series 2025-M1-4, REMIC, 6.30%, 05/25/70 (b)	305	310
Verus Securitization Trust 2025-6
Series 2025-A3-6, 5.72%, 07/25/70 (d)	1,571	1,582
Volofin Finance (Ireland) Designated Activity Company
Series 2024-A-1A, 5.94%, 03/17/31	604	611
Series 2024-B-1A, 6.21%, 11/17/31	249	256
Wells Fargo Commercial Mortgage Securities, Inc.
Series 2024-C-1CHI, REMIC, 6.43%, 07/15/27 (b)	579	585
Series 2024-D-1CHI, REMIC, 6.93%, 07/15/27 (b)	454	459
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	301	280
Westlake Automobile Receivables Trust 2025-1
Series 2025-D-1A, 5.54%, 01/18/28	966	980
Westlake Automobile Receivables Trust 2025-2
Series 2025-C-2A, 4.85%, 01/15/31	1,054	1,059
Series 2025-D-2A, 5.08%, 05/15/31	1,535	1,543
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (d)	527	529
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30	285	275
Series 2025-C-1A, 8.51%, 06/25/30	1,000	1,023
Total Non-U.S. Government Agency Asset-Backed Securities (cost $238,344)		238,602
INVESTMENT COMPANIES 1.0%
VanEck J. P. Morgan EM Local Currency Bond ETF (f)	423	10,914
Total Investment Companies (cost $10,445)		10,914
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Financials 0.2%
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 02/16/28 (b)	2,419	2,426
Health Care 0.1%
Grifols Worldwide Operations USA, Inc.
2019 USD Term Loan B, 5.92%, (3 Month Term SOFR + 2.00%), 11/15/27 (b)	933	932
Total Senior Floating Rate Instruments (cost $3,332)		3,358
COMMON STOCKS 0.0%
Financials 0.0%
Edcon Holdings Ltd. (e) (n)	14,399	—
Edcon Holdings Ltd. (e) (n)	124,902	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.1%
JNL Government Money Market Fund - Class I, 3.64% (o) (p)	22,596	22,596
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 3.74% (o) (p)	12,802	12,802
Total Short Term Investments (cost $35,398)		35,398
Total Investments 108.4% (cost $1,153,468)		1,166,015
Other Derivative Instruments 0.0%		46
Other Assets and Liabilities, Net (8.4)%		(90,391)
Total Net Assets 100.0%		1,075,670

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $95,286.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $176,867 and 16.4% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of December 31, 2025.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Convertible security.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Non-income producing security.

(l) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	10,405	480,263	468,072	767	—	—	22,596	2.1
JNL Government Money Market Fund, 3.74% - Class SL	6,851	120,327	114,376	437	—	—	12,802	1.2
	17,256	600,590	582,448	1,204	—	—	35,398	3.3

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.p.A., 5.00% (callable at 100, 06/11/29)	11/12/25	393	395	—
AA Bond Co Limited, 8.45%, 01/31/28	12/05/23	258	285	—
Abertis Infraestructuras Finance B.V., 4.75% (callable at 100, 11/23/30)	07/23/25	120	120	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	05/21/25	587	604	0.1
Accor, 4.88% (callable at 100, 06/06/30)	05/29/25	584	603	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	09/24/24	448	468	0.1
Air France - KLM, 4.63%, 05/23/29	09/24/24	348	365	—
Albion Financing 1 S.a r.l., 5.38%, 05/21/30	07/23/25	334	334	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	220	253	—
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	1,818	2,073	0.2
Allied Universal Holdco LLC, 4.88%, 06/01/28	01/05/24	336	361	—
Altice France, 5.50%, 10/15/31	10/13/25	827	851	0.1
Amber FinCo PLC, 6.63%, 07/15/29	09/24/24	225	240	—
APA Infrastructure Limited, 7.13%, 11/09/83	01/16/24	713	763	0.1
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30	08/14/25	331	329	—
Assemblin Caverion Group AB, 6.25%, 07/01/30	09/05/24	363	367	—
Atos SE, 9.36%, 12/18/29	05/21/25	501	573	0.1
Atos SE, 5.20%, 12/18/30	05/21/25	173	203	—
AusNet Services Holdings Pty Ltd, 1.63%, 03/11/81	12/11/23	537	628	0.1
B&M European Value Retail S.A., 4.00%, 11/15/28	07/02/24	240	258	—
B&M European Value Retail S.A., 8.13%, 11/15/30	09/24/24	163	161	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/12/25	236	252	—
Banco de Sabadell, S.A., 6.00%, 08/16/33	09/12/25	249	249	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	12/06/23	630	722	0.1
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	423	409	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	03/14/24	101	91	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	09/12/25	450	449	0.1
Bellis Acquisition Company PLC, 8.13%, 05/14/30	06/24/24	126	125	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	08/27/25	452	460	0.1
Boots Group Finco LP, 5.38%, 08/31/32	09/12/25	332	333	—
BP Capital Markets P.L.C., 3.25% (callable at 100, 03/22/26)	01/10/24	741	824	0.1
BP Capital Markets P.L.C., 4.38% (callable at 100, 08/19/31)	04/30/25	111	120	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/08/23	1,493	1,618	0.2
Bubbles BidCo S.p.A., 6.50%, 09/30/31	12/05/24	216	241	—
CAB, 3.38%, 02/01/28	07/22/25	436	437	0.1
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	239	254	—
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	97	117	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	495	517	0.1
Cirsa Finance International S.a r.l., 7.88%, 07/31/28	12/05/23	442	492	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	09/24/24	345	360	—
CMA CGM, 5.00%, 01/15/31	09/12/25	352	344	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	05/10/22	1,236	1,501	0.2
Constellium SE, 5.38%, 08/15/32	09/24/24	419	435	0.1
Co-operative Group Limited, 7.50%, 07/08/26	10/05/23	121	136	—
Country Garden Holdings Company Limited, 0.00%, 08/06/30	02/22/21	382	33	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	222	—
CPI Property Group, 4.00%, 01/22/28	10/21/24	122	128	—
CPI Property Group, 1.75%, 01/14/30	05/02/24	177	195	—
CPI Property Group, 6.00%, 01/27/32	05/21/25	666	670	0.1
CPUK Mortgage Finance Limited, 4.50%, 08/28/27	05/13/25	340	344	—
CTEC II GmbH, 5.25%, 02/15/30	03/13/24	399	422	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	07/23/25	452	445	0.1
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	12/05/23	255	280	—
Darling Global Finance B.V., 4.50%, 07/15/32	08/11/25	564	566	0.1
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	04/14/25	332	366	—
Doha Finance Limited, 4.50%, 03/16/31	11/05/25	593	589	0.1
Dovalue S.p.A., 7.00%, 02/28/30	11/28/25	404	410	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dufry One B.V., 4.50%, 05/23/32	07/15/25	561	570	0.1
Edcon Holdings Ltd.	02/28/17	95	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Edge Finco PLC, 8.13%, 08/15/31	12/05/24	338	372	—
EDP, S.A., 4.75%, 05/29/54	05/13/25	584	604	0.1
EDP, S.A., 4.63%, 09/16/54	04/01/25	700	722	0.1
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	11/05/25	530	529	0.1
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	990	1,146	0.1
Electricite de France, 3.38% (callable at 100, 06/15/30)	09/24/24	410	448	0.1
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/11/23	1,448	1,535	0.2
Elia Group, 5.85% (callable at 100, 03/15/28)	12/11/23	326	369	—
ENEL - SpA, 4.50% (callable at 100, 10/14/32)	11/12/25	381	383	—
ENEL - SpA, 6.38% (callable at 100, 04/16/28)	01/04/24	506	563	0.1
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/31/23	332	397	—
Engineering S.R.L., 11.13%, 05/15/28	03/17/25	227	248	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	05/21/25	368	374	—
Essendi S.A., 5.50%, 11/15/31	08/13/25	480	480	0.1
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	05/14/24	600	625	0.1
Eutelsat S.A., 2.25%, 07/13/27	03/04/25	535	582	0.1
Fedrigoni S.p.A., 6.13%, 06/15/31	07/09/24	216	229	—
Fiber Midco S.p.A., 10.00%, 06/15/29	03/17/25	164	133	—
Flora Food Management B.V., 6.88%, 07/02/29	11/01/24	404	431	0.1
Flutter Treasury Designated Activity Company, 4.00%, 06/04/31	11/20/25	235	240	—
Flutter Treasury Designated Activity Company, 6.13%, 06/04/31	09/12/25	274	272	—
FNAC Darty, 6.00%, 04/01/29	10/16/25	394	395	—
Food Service Project SL, 5.50%, 01/21/27	09/26/24	123	129	—
Forvia, 3.75%, 06/15/28	12/10/25	158	158	—
Forvia, 5.63%, 06/15/30	05/21/25	596	622	0.1
Forvia, 5.38%, 03/15/31	11/20/25	153	157	—
Fressnapf Holding SE, 5.25%, 10/31/31	05/15/25	636	639	0.1
Froneri Lux Topco S.a r.l., 4.75%, 08/01/32	09/12/25	333	332	—
Gestamp Automocion Sociedad Anonima, 4.38%, 10/15/30	11/28/25	472	474	0.1
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,972	1,929	0.2
Globalworth Real Estate Investments Limited, 6.25%, 03/31/29	05/29/25	380	393	—
Gobierno de la Republica de Costa Rica, 7.16%, 03/12/45	08/08/24	254	266	—
Goldstory, 6.75%, 02/01/30	05/13/24	153	170	—
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	04/25/24	186	232	—
Grifols, S.A., 2.25%, 11/15/27	12/02/25	162	163	—
Grifols, S.A., 7.50%, 05/01/30	10/31/24	1,032	1,086	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	786	809	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	11/04/24	241	266	—
Gulf International Bank B.S.C., 5.75%, 06/05/29	11/04/25	1,031	1,030	0.1
Heimstaden AB, 8.38%, 01/29/30	03/17/25	767	835	0.1
Heimstaden Bostad AB, 2.63% (callable at 100, 02/01/27)	10/29/24	96	114	—
Heimstaden Bostad AB, 3.00% (callable at 100, 10/29/27)	06/04/24	236	287	—
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	05/20/25	451	491	0.1
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	300	372	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	12/09/24	573	588	0.1
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/31/24	465	509	0.1
Intesa Sanpaolo SpA, 6.38% (callable at 100, 03/30/28)	09/12/25	327	325	—
Iron Mountain Incorporated, 4.75%, 01/15/34	10/28/25	286	278	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	01/11/24	243	250	—
Jerrold Finco PLC, 7.50%, 06/15/31	08/14/25	382	377	—
Kier Group PLC, 9.00%, 02/15/29	12/09/24	284	307	—
Koninklijke KPN N.V., 4.88% (callable at 100, 06/18/29)	11/12/25	393	396	—
Kronos International, Inc., 9.50%, 03/15/29	02/22/24	474	434	0.1
Lottomatica S.p.A., 5.38%, 06/01/30	09/24/24	206	218	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	183	27	—
Maison Finco PLC, 6.00%, 10/31/27	02/16/24	254	266	—
Maya, 5.63%, 10/15/28	12/05/23	793	831	0.1
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	09/12/25	376	375	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	01/16/24	243	271	—
Motel One GmbH, 7.75%, 04/02/31	07/09/24	201	226	—
Motion Finco S.a r.l., 7.38%, 06/15/30	12/02/25	126	128	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/21/25	391	401	—
New Immo Holding, 6.00%, 03/22/29	05/29/25	330	367	—
Nexans, 4.25%, 03/11/30	09/02/25	481	484	0.1
Next Group PLC, 3.63%, 05/18/28	09/25/18	395	399	—
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	02/05/25	592	628	0.1
Nissan Motor Co., Ltd., 5.25%, 07/17/29	09/12/25	474	476	0.1
Olympus Water US Holding Corporation, 3.88%, 10/01/28	11/01/24	278	304	—
Olympus Water US Holding Corporation, 5.38%, 10/01/29	11/12/25	157	158	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ontex Group, 5.25%, 04/15/30	05/21/25	272	273	—
Ooredoo International Finance Limited, 4.63%, 10/10/34	11/05/25	836	830	0.1
Optics BidCo S.p.A., 6.88%, 02/15/28	05/22/24	739	772	0.1
Orsted A/S, 5.13% (callable at 100, 09/14/29)	05/15/25	562	589	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	330	360	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	05/13/25	477	498	0.1
Paprec Holding, 4.50%, 07/15/32	10/06/25	400	399	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	291	291	—
Petroleos Mexicanos, 4.75%, 02/26/29	10/16/24	360	395	—
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	355	401	—
Progroup AG, 5.38%, 04/15/31	10/31/24	333	360	—
Proximus, 4.75% (callable at 100, 07/02/31)	05/13/25	467	477	0.1
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	07/24/25	471	476	0.1
Punch Finance PLC, 7.88%, 12/30/30	07/23/25	466	460	0.1
Q-Park Holding I B.V., 5.13%, 02/15/30	07/16/25	483	487	0.1
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	246	268	—
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	03/20/25	205	227	—
RCI Banque, 5.50%, 10/09/34	12/02/25	122	124	—
Renault, 3.88%, 09/30/30	11/12/25	349	354	—
Rossini S.a r.l., 5.87%, 12/31/29	11/01/24	228	251	—
Schaeffler AG, 4.75%, 08/14/29	04/14/25	112	121	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	1,117	1,202	0.1
Schaeffler AG, 5.38%, 04/01/31	10/02/25	123	124	—
Shift4 Payments, LLC, 5.50%, 05/15/33	09/12/25	330	325	—
Silgan Holdings Inc., 4.25%, 02/15/31	10/28/25	315	317	—
Snf Group, 4.50%, 03/15/32	05/21/25	272	284	—
SoftBank Group Corp., 5.25%, 10/10/29	09/12/25	284	280	—
SoftBank Group Corp., 5.88%, 07/10/31	09/11/25	380	372	—
SSE PLC, 4.00% (callable at 100, 01/21/28)	12/11/23	415	475	0.1
Stedin Holding N.V., 1.50% (callable at 100, 12/31/26)	12/11/23	196	230	—
Sudzucker International Finance B.V., 5.95% (callable at 100, 05/28/30)	07/23/25	349	338	—
Sunrise HoldCo IV B.V., 3.88%, 06/15/29	11/20/25	389	398	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	03/04/25	578	609	0.1
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	07/17/25	702	709	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	12/05/23	277	313	—
Telecom Italia S.p.A., 3.63%, 09/30/30	11/12/25	292	295	—
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	646	695	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	05/15/25	230	249	—
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	05/21/25	236	250	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	04/18/24	339	390	—
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	224	254	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	263	283	—
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	12/05/23	869	966	0.1
TMNL Holding BV, 3.75%, 01/15/29	05/06/22	477	563	0.1
TotalEnergies SE, 4.50% (callable at 100, 08/19/34)	04/30/25	335	357	—
Trivium Packaging Finance B.V., 6.63%, 07/15/30	07/23/25	250	253	—
TUI Cruises GmbH, 5.00%, 05/15/30	05/21/25	291	301	—
TVL Finance PLC, 10.25%, 04/28/28	12/03/25	158	158	—
UGI International, LLC, 2.50%, 12/01/29	05/08/24	383	406	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	11/17/25	594	598	0.1
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A., 5.38%, 04/16/34	09/12/25	559	559	0.1
United Group B.V., 4.63%, 08/15/28	07/04/23	176	212	—
United Group B.V., 6.75%, 02/15/31	11/25/25	118	120	—
Valeo, 4.50%, 04/11/30	07/25/25	353	360	—
Valeo, 5.13%, 05/20/31	09/04/25	477	484	0.1
Valeo, 4.63%, 03/23/32	11/20/25	115	117	—
Vattenfall AB, 6.88%, 08/17/83	12/11/23	378	414	—
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	06/11/25	667	677	0.1
Veolia Environnement, 4.37% (callable at 100, 05/20/30)	08/13/25	240	239	—
Veolia Environnement, 5.99% (callable at 100, 11/22/28)	01/10/24	566	624	0.1
Verisure Midholding AB, 5.25%, 02/15/29	12/05/23	814	910	0.1
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	923	924	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	562	598	0.1
Vodafone Group Public Limited Company, 3.00%, 08/27/80	05/21/25	891	909	0.1
Vodafone Group Public Limited Company, 6.50%, 08/30/84	12/11/23	568	638	0.1
Volkswagen International Finance N.V., 3.75% (callable at 100, 12/28/27)	12/11/23	504	586	0.1
VZ Secured Financing B.V., 5.25%, 01/15/33	11/18/25	155	155	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	10/11/23	275	338	—
Zegona Finance PLC, 6.75%, 07/15/29	12/09/24	254	284	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	05/21/25	338	365	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	12/05/23	826	880	0.1
ZF Friedrichshafen AG, 7.00%, 06/12/30	09/24/25	123	124	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ziggo B.V., 2.88%, 01/15/30	05/19/25	141	150	—
		84,153	88,088	8.2

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	7	March 2026	EUR	817	—	(4)
Euro Bund	81	March 2026	EUR	10,416	—	(96)
Euro Schatz	54	March 2026	EUR	5,773	—	(7)
Italy Government BTP Bond	1	March 2026	EUR	120	—	—
United States 10 Year Note	175	March 2026		19,821	(35)	(144)
United States 10 Year Ultra Bond	131	March 2026		15,100	(25)	(33)
United States 2 Year Note	20	April 2026		4,178	(1)	(3)
United States 5 Year Note	383	April 2026		41,996	(45)	(132)
United States Ultra Bond	74	March 2026		8,745	(28)	(13)
					(134)	(432)
Short Contracts
Euro Buxl 30 Year Bond	(1)	March 2026	EUR	(112)	—	2
Euro OAT	(96)	March 2026	EUR	(11,630)	—	62
Long Gilt	(1)	March 2026	GBP	(91)	—	(1)
United States Long Bond	(19)	March 2026		(2,211)	4	14
					4	77

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	13.25	(A)	01/02/31	BRL	13,986	2	(2)
BRAZIBOR (A)	Paying	13.42	(A)	01/02/31	BRL	14,172	2	9
BRAZIBOR (A)	Paying	13.32	(A)	01/02/31	BRL	23,522	3	5
BRAZIBOR (A)	Paying	13.35	(A)	01/02/31	BRL	23,557	3	7
BRAZIBOR (A)	Paying	13.39	(A)	01/02/31	BRL	23,587	3	12
BRAZIBOR (A)	Paying	13.45	(A)	01/02/31	BRL	57,168	7	17
U.S. CPURNSA (A)	Receiving	2.47	(A)	12/02/29		1,535	2	2
U.S. CPURNSA (A)	Paying	2.58	(A)	12/02/26		3,700	1	(10)
							23	40

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	01/15/26	AUD	2,400	1,602	12
BRL/USD	CIT	04/17/26	BRL	2,076	370	(4)
BRL/USD	GSC	04/17/26	BRL	2,887	514	(4)
CAD/USD	CIT	01/15/26	CAD	510	372	5
CAD/USD	GSC	01/15/26	CAD	730	532	—
CLP/USD	CIT	01/15/26	CLP	1,011,000	1,123	21
CLP/USD	GSC	03/18/26	CLP	685,695	762	21
CLP/USD	SSB	03/18/26	CLP	405,112	450	5
CNY/USD	GSC	03/18/26	CNY	5,185	744	6
COP/USD	GSC	01/16/26	COP	971,145	256	1
CZK/EUR	GSC	03/18/26	EUR	(6)	(8)	—
EUR/HUF	GSC	01/16/26	HUF	(148,551)	(454)	(2)
EUR/HUF	GSC	01/16/26	HUF	(278,809)	(852)	2
EUR/HUF	JPM	01/16/26	HUF	(99,668)	(305)	(1)
EUR/HUF	JPM	01/16/26	HUF	(25,877)	(79)	—
EUR/HUF	SSB	01/16/26	HUF	(246,720)	(754)	(3)
EUR/PLN	JPM	01/29/26	PLN	(773)	(215)	(1)
EUR/RON	JPM	04/17/26	RON	(909)	(209)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	01/05/26	EUR	285	335	(1)
EUR/USD	JPM	01/05/26	EUR	1,813	2,131	(1)
EUR/USD	JPM	01/05/26	EUR	521	612	6
EUR/USD	CIT	01/15/26	EUR	17,674	20,781	133
EUR/USD	GSC	01/15/26	EUR	1,950	2,293	(4)
EUR/USD	GSC	01/15/26	EUR	8,617	10,131	63
GBP/USD	CIT	01/15/26	GBP	2,165	2,919	14
HUF/EUR	GSC	01/16/26	EUR	(884)	(1,039)	19
HUF/EUR	SSB	01/16/26	EUR	(253)	(297)	5
IDR/USD	GSC	03/17/26	IDR	1,202,389	72	—
JPY/USD	CIT	01/15/26	JPY	427,006	2,729	(139)
KRW/USD	SCB	01/20/26	KRW	1,098,689	763	19
MXN/USD	CIT	01/15/26	MXN	29,300	1,626	24
MXN/USD	SCB	03/18/26	MXN	1,157	64	1
MYR/USD	GSC	02/19/26	MYR	3,066	756	9
NOK/USD	JPM	01/15/26	NOK	5,000	496	—
PEN/USD	CIT	04/17/26	PEN	2,940	871	3
PLN/EUR	CIT	01/29/26	EUR	(208)	(245)	2
PLN/EUR	GSC	01/29/26	EUR	(751)	(884)	4
PLN/EUR	SSB	01/29/26	EUR	(386)	(454)	2
RON/EUR	GSC	04/17/26	EUR	(1,065)	(1,258)	3
SGD/USD	CIT	02/19/26	SGD	959	749	5
TRY/USD	JPM	01/27/26	TRY	10,639	244	8
TRY/USD	CIT	05/22/26	TRY	64,223	1,350	160
USD/AUD	CIT	01/15/26	AUD	(53)	(36)	—
USD/CAD	BCL	01/15/26	CAD	(1,984)	(1,446)	(1)
USD/CAD	SCB	01/15/26	CAD	(2,195)	(1,600)	(4)
USD/COP	GSC	01/16/26	COP	(658,682)	(173)	(4)
USD/EUR	CIT	01/05/26	EUR	(737)	(866)	(5)
USD/EUR	JPM	01/05/26	EUR	(1,376)	(1,616)	(28)
USD/EUR	JPM	01/05/26	EUR	(507)	(596)	1
USD/EUR	CIT	01/15/26	EUR	(78,918)	(92,790)	(248)
USD/EUR	JPM	02/03/26	EUR	(1,813)	(2,134)	1
USD/GBP	CIT	01/15/26	GBP	(13,167)	(17,748)	(58)
USD/GBP	SSB	01/15/26	GBP	(37)	(50)	—
USD/HUF	CIT	01/15/26	HUF	(733,243)	(2,241)	(57)
USD/IDR	SCB	03/17/26	IDR	(1,166,776)	(70)	—
USD/JPY	BCL	01/15/26	JPY	(415,000)	(2,652)	10
USD/JPY	GSC	01/15/26	JPY	(994,606)	(6,356)	259
USD/JPY	JPM	01/15/26	JPY	(437,407)	(2,795)	27
USD/JPY	SCB	01/15/26	JPY	(291,000)	(1,859)	14
USD/KRW	JPM	01/20/26	KRW	(1,098,689)	(763)	3
USD/MXN	GSC	01/15/26	MXN	(39,622)	(2,198)	(72)
USD/MYR	GSC	02/19/26	MYR	(3,065)	(756)	(13)
USD/PEN	SCB	04/17/26	PEN	(397)	(118)	—
USD/SGD	GSC	02/19/26	SGD	(960)	(749)	(6)
USD/ZAR	GSC	01/15/26	ZAR	(36,387)	(2,196)	(103)
USD/ZAR	GSC	03/18/26	ZAR	(12,230)	(735)	(20)
ZAR/USD	GSC	03/18/26	ZAR	12,933	778	13
ZAR/USD	JPM	03/18/26	ZAR	10,947	658	18
					(92,513)	120

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR +0.45% (A)	GSC	01/20/26	8,791	—	38
iShares iBoxx $ High Yield Corporate Bond ETF (MT)	SOFR +0.30% (A)	GSC	01/12/26	10,981	—	17
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	OBFR -0.15% (A)	JPM	01/21/26	7,157	—	(22)
					—	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	450,832	—	450,832
Corporate Bonds And Notes	—	426,911	—	426,911
Non-U.S. Government Agency Asset-Backed Securities	—	238,602	—	238,602
Investment Companies	10,914	—	—	10,914
Senior Floating Rate Instruments	—	3,358	—	3,358
Common Stocks	—	—	—	—
Short Term Investments	35,398	—	—	35,398
	46,312	1,119,703	—	1,166,015
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	78	—	—	78
Centrally Cleared Interest Rate Swap Agreements	—	52	—	52
Open Forward Foreign Currency Contracts	—	899	—	899
OTC Total Return Swap Agreements	—	55	—	55
	78	1,006	—	1,084
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(433)	—	—	(433)
Centrally Cleared Interest Rate Swap Agreements	—	(12)	—	(12)
Open Forward Foreign Currency Contracts	—	(779)	—	(779)
OTC Total Return Swap Agreements	—	(22)	—	(22)
	(433)	(813)	—	(1,246)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.1%
Financials 29.5%
American International Group, Inc.	417	35,711
AON Public Limited Company - Class A	217	76,566
Assurant, Inc.	504	121,273
Bank of America Corporation	1,894	104,194
Berkshire Hathaway Inc. - Class B (a)	284	142,703
Capital One Financial Corporation	212	51,264
Charles Schwab Corporation, The	252	25,162
Citigroup Inc.	621	72,485
CME Group Inc. - Class A	99	26,941
Columbia Banking System, Inc.	986	27,560
Comerica Incorporated	472	41,070
First Horizon Corporation	2,298	54,920
Goldman Sachs Group, Inc., The	55	48,516
JPMorgan Chase & Co.	417	134,503
Morgan Stanley	286	50,841
Old Republic International Corporation	876	39,988
Truist Financial Corporation	581	28,579
Voya Financial, Inc.	606	45,151
		1,127,427
Health Care 16.2%
Alcon AG	247	19,483
Bristol-Myers Squibb Company	1,042	56,227
Danaher Corporation	94	21,487
Elevance Health, Inc.	124	43,388
Gilead Sciences, Inc.	271	33,223
Humana Inc.	162	41,395
Johnson & Johnson	743	153,792
Medtronic, Inc.	767	73,656
Pfizer Inc.	1,180	29,379
Thermo Fisher Scientific Inc.	97	56,303
UnitedHealth Group Incorporated	283	93,501
		621,834
Industrials 13.8%
Carlisle Companies Incorporated	87	27,962
Caterpillar Inc.	55	31,429
CSX Corporation	1,958	70,974
Delta Air Lines, Inc.	836	58,053
Dover Corporation	257	50,170
Emerson Electric Co.	153	20,265
FedEx Corporation	75	21,528
Ferguson Enterprises Inc.	80	17,880
Fortune Brands Innovations, Inc.	456	22,806
Honeywell International Inc.	140	27,403
Howmet Aerospace Inc.	99	20,328
Hubbell Incorporated	105	46,529
L3Harris Technologies, Inc.	299	87,711
Northrop Grumman Corporation	46	26,195
		529,233
Information Technology 10.3%
Applied Materials, Inc.	301	77,419
Cisco Systems, Inc.	2,005	154,438
Dolby Laboratories, Inc. - Class A	560	35,966
International Business Machines Corporation	120	35,586
TE Connectivity Public Limited Company	155	35,341
Texas Instruments Incorporated	327	56,813
		395,563
Energy 9.0%
Diamondback Energy, Inc.	261	39,251
EQT Corporation	682	36,572
Exxon Mobil Corporation	1,027	123,534
Marathon Petroleum Corporation	207	33,674
Permian Resources Corporation - Class A	2,918	40,940
Phillips 66	271	35,014
Schlumberger Limited	876	33,602
		342,587
Materials 5.8%
Alcoa Corporation	564	29,952
CRH Public Limited Company	449	56,054
Freeport-McMoRan Inc.	1,139	57,829
International Paper Company	494	19,456
Newmont Corporation	414	41,300
Packaging Corporation of America	86	17,688
		222,279
Communication Services 4.5%
AT&T Inc.	1,062	26,378
Omnicom Group Inc.	1,063	85,869
Vodafone Group Public Limited Company - ADR	2,552	33,709
Walt Disney Company, The	243	27,599
		173,555
Consumer Discretionary 4.3%
Amazon.com, Inc. (a)	381	87,997
Ford Motor Company	2,052	26,926
Las Vegas Sands Corp.	756	49,177
		164,100
Utilities 1.5%
Constellation Energy Group, Inc.	84	29,715
Dominion Energy, Inc.	451	26,403
		56,118
Consumer Staples 1.3%
Estee Lauder Companies Inc., The - Class A	481	50,341
Real Estate 0.9%
Weyerhaeuser Company	1,389	32,912
Total Common Stocks (cost $3,249,935)		3,715,949
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	118,025	118,025
Total Short Term Investments (cost $118,025)		118,025
Total Investments 100.2% (cost $3,367,960)		3,833,974
Other Assets and Liabilities, Net (0.2)%		(7,935)
Total Net Assets 100.0%		3,826,039

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	69,370	1,138,247	1,089,592	2,807	—	—	118,025	3.1
JNL Government Money Market Fund, 3.74% - Class SL	10,463	194,945	205,408	154	—	—	—	—
	79,833	1,333,192	1,295,000	2,961	—	—	118,025	3.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	3,715,949	—	—	3,715,949
Short Term Investments	118,025	—	—	118,025
	3,833,974	—	—	3,833,974

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 84.1%
Mortgage-Backed Securities 62.0%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 02/01/52	18,794	18,044
3.50%, 06/01/48	83	77
3.00%, 05/01/52	1,105	979
5.50%, 01/01/53 - 10/01/53	7,014	7,139
6.00%, 02/01/53	38,788	39,991
4.50%, 05/01/53 - 06/01/53	908	891
5.00%, 08/01/54	361	361
7.00%, 04/01/55 - 06/01/55	8,412	8,851
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 03/01/52	31,326	30,093
3.50%, 03/01/48 - 02/01/50	3,392	3,177
3.00%, 03/01/50 - 05/01/52	4,340	3,893
5.50%, 11/01/52 - 10/01/53	26,330	26,810
4.50%, 04/01/53 - 05/01/53	497	488
6.00%, 09/01/53	210	216
6.50%, 10/01/53 - 01/01/54	16,290	16,928
7.00%, 02/01/55 - 05/01/55	7,163	7,535
TBA, 5.00%, 01/15/56 - 02/15/56 (a)	189,845	189,276
TBA, 6.00%, 01/15/56 - 03/15/56 (a)	219,705	225,309
TBA, 3.00%, 02/15/56 (a)	20,000	17,664
TBA, 3.50%, 02/15/56 (a)	26,950	24,812
TBA, 4.00%, 02/15/56 (a)	60,800	57,627
TBA, 4.50%, 02/15/56 (a)	16,300	15,896
TBA, 5.50%, 02/15/56 (a)	126,425	128,070
TBA, 6.50%, 02/15/56 - 03/15/56 (a)	237,555	246,803
Government National Mortgage Association
3.50%, 12/20/54 - 01/20/55	1,679	1,528
TBA, 3.00%, 01/15/56 (a)	4,000	3,595
TBA, 5.00%, 01/15/56 (a)	4,500	4,489
TBA, 6.50%, 01/15/56 - 02/15/56 (a)	36,400	37,596
TBA, 3.50%, 02/15/56 (a)	14,270	12,971
TBA, 4.00%, 02/15/56 (a)	9,200	8,678
TBA, 4.50%, 02/15/56 (a)	14,400	14,018
TBA, 5.50%, 02/15/56 (a)	3,000	3,027
TBA, 6.00%, 02/15/56 (a)	13,600	13,848
		1,170,680
U.S. Treasury Inflation Indexed Securities 7.3%
Treasury, United States Department of
0.13%, 07/15/26 - 07/15/31 (b)	14,572	14,386
0.38%, 01/15/27 - 07/15/27 (b)	1,247	1,232
0.75%, 07/15/28 (b) (c)	3,413	3,373
0.88%, 01/15/29 - 02/15/47 (b)	13,767	12,705
0.25%, 07/15/29 - 02/15/50 (b)	19,975	17,926
1.63%, 04/15/30 (b)	4,398	4,422
0.63%, 07/15/32 - 02/15/43 (b)	13,200	12,311
1.38%, 07/15/33 - 02/15/44 (b)	30,256	29,432
1.75%, 01/15/34 (b)	3,178	3,162
1.88%, 07/15/34 (b)	20,235	20,332
2.13%, 02/15/40 - 02/15/41 (b)	598	589
0.75%, 02/15/42 - 02/15/45 (b)	3,964	2,917
1.00%, 02/15/46 - 02/15/49 (b)	15,071	10,941
1.50%, 02/15/53 (b)	3,943	3,074
		136,802
Sovereign 6.6%
Arab Republic of Egypt
21.95%, 03/04/28, EGP	208,400	4,352
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (d)	10,072	3,327
6.95%, 08/12/31, PEN (e)	24,000	7,923
6.15%, 08/12/32, PEN	4,571	1,470
6.15%, 08/12/32, PEN (d)	6,434	2,064
7.30%, 08/12/33, PEN	8,800	2,994
5.40%, 08/12/34, PEN	1,100	326
5.40%, 08/12/34, PEN (d)	502	148
5.40%, 08/12/34, PEN (e)	2,400	707
6.90%, 08/12/37, PEN (d)	3,314	1,028
7.60%, 08/12/39, PEN	1,000	327
5.35%, 08/12/40, PEN	400	106
Departamento Administrativo De La Presidencia De La Republica
5.00%, 09/19/32, EUR	600	675
13.25%, 02/09/33, COP	14,720,700	3,955
5.75%, 11/26/34, EUR	1,200	1,367
5.63%, 02/19/36, EUR	700	770
6.50%, 11/26/38, EUR	1,000	1,137
Gobierno de la Republica de Costa Rica
6.47%, 11/21/30, EUR (d)	1,500	1,787
Gobierno Federal de los Estados Unidos Mexicanos
8.50%, 03/01/29 - 05/31/29, MXN	104,800	5,873
7.75%, 05/29/31 - 11/23/34, MXN	86,500	4,548
7.50%, 05/26/33, MXN	4,100	211
Israel, State of
5.63%, 02/19/35	1,300	1,351
Ministerio De Hacienda Y Credito Publico
11.00%, 08/22/29, COP	16,863,500	4,343
11.75%, 01/24/35, COP	16,046,000	4,131
12.75%, 11/28/40, COP	17,005,600	4,728
Ministry of Finance of the Russian Federation
0.00%, 04/04/42 - 09/16/43 (d) (e) (f) (g)	3,000	2,025
0.00%, 04/04/42 - 09/16/43 (e) (f) (g)	3,400	2,296
0.00%, 06/23/47 (d) (e) (f) (g) (h)	400	—
0.00%, 06/23/47 (e) (f) (g) (h)	5,400	—
Presidencia De La Nacion
1.00%, 07/09/29	450	401
0.75%, 07/09/30 (i)	4,449	3,597
4.13%, 07/09/35 - 07/09/46 (i)	4,459	3,291
5.00%, 01/09/38 (i)	3,720	2,892
3.50%, 07/09/41 (i)	4,210	2,905
Presidencia de la Republica de Chile
5.80%, 10/01/29, CLP	645,000	733
4.70%, 09/01/30, CLP	315,000	343
6.00%, 04/01/33, CLP	215,000	247
5.00%, 03/01/35, CLP	120,000	129
Republica Bolivariana de Venezuela
0.00%, 05/07/28 - 12/09/49 (e) (f) (g)	4,258	1,225
0.00%, 12/31/34 - 03/31/38 (e) (f) (g)	1,712	470
Romania, Government of
5.38%, 03/22/31, EUR (d)	1,420	1,733
5.13%, 09/24/31, EUR (d)	2,900	3,475
5.88%, 07/11/32, EUR (d)	3,900	4,772
6.25%, 09/10/34, EUR (d)	2,700	3,327
5.63%, 05/30/37, EUR (d)	1,300	1,485
6.75%, 07/11/39, EUR (d)	2,200	2,692
South Africa, Parliament of
8.00%, 01/31/30, ZAR	12,600	779
7.00%, 02/28/31, ZAR	109,400	6,462
8.88%, 02/28/35, ZAR	119,900	7,555
8.50%, 01/31/37, ZAR	37,800	2,270
9.00%, 01/31/40, ZAR	8,600	521
Turkiye Cumhuriyeti Basbakanlik
42.56%, 05/20/26 - 05/17/28, TRY	117,900	2,727
41.72%, 09/06/28, TRY	7,500	175
6.13%, 10/24/28	600	620
7.63%, 04/26/29	1,330	1,428
5.25%, 03/13/30	2,800	2,783
5.75%, 05/11/47	800	656
		123,662
U.S. Treasury Note 5.8%
Treasury, United States Department of
2.63%, 01/31/26 (c)	10,300	10,288
4.50%, 04/15/27	33,800	34,215
0.50%, 10/31/27	100	95
0.63%, 11/30/27 - 12/31/27	1,100	1,042
0.75%, 01/31/28	210	199
2.38%, 03/31/29	11,900	11,468
4.00%, 07/31/32	31,400	31,589
2.75%, 08/15/32	19,800	18,470
4.25%, 08/15/35	1,393	1,405
		108,771

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
U.S. Treasury Bond 2.4%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,498
4.88%, 08/15/45	857	867
3.00%, 08/15/48	30	22
4.63%, 05/15/54	22,300	21,530
4.25%, 08/15/54	3,000	2,720
4.50%, 11/15/54	17,400	16,456
		46,093
Treasury Inflation Indexed Securities 0.0%
Gobierno Federal de los Estados Unidos Mexicanos
3.00%, 12/03/26, MXN (j)	693	38
4.00%, 11/30/28, MXN (j)	5,806	321
		359
Total Government And Agency Obligations (cost $1,591,203)		1,586,367
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 28.1%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 4.33%, (1 Month Term SOFR + 0.37%), 09/25/36 (i) (k) (l)	1,184	1,180
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 2.18%, (1 Month Term SOFR + 0.80%), 08/25/35 (i) (k) (l)	5,533	4,813
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 5.99%, (1 Month Term SOFR + 1.13%), 04/25/34 (i) (k) (l)	3,351	3,291
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 4.49%, (1 Month Term SOFR + 0.75%), 03/25/30 (k)	975	932
Alba 2006-2 PLC
Series 2006-D-2, 4.46%, (SONIA + 0.58%), 12/15/38, GBP (e) (k)	721	906
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	1,562	1,554
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 4.62%, (1 Month Term SOFR + 2.14%), 07/25/35 (i) (k) (l)	1,712	1,676
Series 2005-A3-38, REMIC, 4.52%, (1 Month Term SOFR + 0.81%), 09/25/35 (i) (k) (l)	175	156
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	574	416
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 4.62%, (1 Month Term SOFR + 0.81%), 10/25/35 (i) (k) (l)	5,915	5,388
Series 2005-1A1-59, REMIC, 3.84%, (1 Month Term SOFR + 0.77%), 11/20/35 (i) (k) (l)	1,182	1,124
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 4.22%, (1 Month Term SOFR + 0.67%), 02/25/36 (i) (k) (l)	579	497
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 3.93%, (1 Month Term SOFR + 0.31%), 12/20/46 (i) (k)	1,157	1,058
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,005	1,695
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,422	1,394
Series 2015-AA-2, 3.60%, 09/22/27	385	379
Ameriquest Mortgage Securities Inc.
Series 2005-M5-R10, REMIC, 4.79%, (1 Month Term SOFR + 1.06%), 11/25/35 (i) (k)	4,660	4,336
Anchorage Credit Funding 11, Ltd.
Series 2020-A-11A, 3.40%, 04/25/38	3,223	3,150
Anchorage Credit Funding 12, Ltd.
Series 2020-A1-12A, 3.18%, 10/25/38	1,000	970
Anchorage Credit Funding 13, Ltd.
Series 2021-A1-13A, 2.88%, 07/27/39	1,000	954
Anchorage Credit Funding 14, Ltd.
Series 2021-A-14A, 3.00%, 01/23/40	1,000	950
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 4.62%, (3 Month Term SOFR + 0.71%), 10/11/42 (d) (k)	5,814	5,399
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-A-5A, 6.12%, 04/20/26	267	268
Series 2023-A-3A, 5.44%, 02/20/27	150	152
Series 2023-A-5A, 5.78%, 04/20/27	320	326
Series 2024-A-2A, 5.13%, 10/20/27	790	802
Avon Finance No.4 PLC
Series A-4A, 4.63%, (SONIA + 0.90%), 12/28/49, GBP (d) (i) (k)	5,520	7,450
Bain Capital Credit CLO 2021-3 Ltd
Series 2021-AR-3A, 4.93%, (3 Month Term SOFR + 1.06%), 07/24/34 (k)	6,400	6,387
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 4.06%, (1 Month Term SOFR + 0.79%), 02/20/35 (i) (k) (l)	2,224	2,153
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	49	48
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 4.04%, 04/26/37 (k)	3,487	1,524
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 4.25%, (1 Month Term SOFR + 0.65%), 10/25/35 (i) (k) (l)	192	191
Bear Stearns Asset Backed Securities I Trust 2006-HE1
Series 2004-M1-HE10, REMIC, 5.02%, (1 Month Term SOFR + 1.09%), 12/25/34 (i) (k) (l)	2,674	2,715
BHG Securitization Trust 2025-1CON
Series 2025-A-1CON, 4.82%, 04/17/36	3,189	3,207
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 3.80%, 12/15/29 (k) (l)	6,296	338
BridgeCrest Lending Auto Securitization Trust 2024-4
Series 2024-A2-4, 4.84%, 09/15/27	464	464
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 5.61%, (1 Month Term SOFR + 1.86%), 11/17/36 (k)	773	773
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 4.92%, (1 Month Term SOFR + 0.35%), 07/25/36 (i) (k) (l)	7,130	5,802
Carval
Series 2018-AR-1A, 5.12%, (3 Month Term SOFR + 1.23%), 07/16/31 (k)	8,350	8,356
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	3,105	3,126
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 1.76%, (1 Month Term SOFR + 0.41%), 10/25/36 (i) (k) (l)	4,443	3,845
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 4.13%, (1 Month Term SOFR + 0.39%), 01/25/35 (d) (i) (k)	83	80
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,187	499
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	4,815	4,861
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,478
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	1,309	1,317
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 4.77%, (1 Month Term SOFR + 0.82%), 11/25/36 (i) (k) (l)	2,134	2,238
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 5.85%, 11/25/37 (k)	1,850	1,695
CommonBond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	2,254	2,026
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,829	618
CPS Auto Receivables Trust 2023-B
Series 2023-C-B, 6.04%, 07/16/29	284	287
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.62%, 03/25/68 (i) (k)	3,947	3,969

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
CSMC 2021-RPL3 Trust
Series 2021-M1-RPL3, REMIC, 3.38%, 01/25/60	1,000	833
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.25%, 08/26/36 (k)	237	235
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	453	198
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 5.29%, 06/26/36 (k)	1,630	1,294
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 3.61%, (1 Month Term SOFR + 0.34%), 09/25/35 (i) (k) (l)	12,689	11,540
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 3.87%, (1 Month Term SOFR + 0.25%), 05/25/35 (i) (k) (l)	496	486
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 3.57%, (1 Month Term SOFR + 0.37%), 11/25/36 (i) (k) (l)	9,900	8,114
CWABS, Inc.
Series 2004-M6-BC5, REMIC, 5.13%, (1 Month Term SOFR + 1.76%), 07/25/34 (i) (k) (l)	3,733	3,723
Series 2004-M4-AB2, REMIC, 3.75%, (1 Month Term SOFR + 1.39%), 11/25/34 (i) (k) (l)	2,450	2,147
Series 2005-MV6-7, REMIC, 4.22%, (1 Month Term SOFR + 1.31%), 08/25/35 (i) (k) (l)	4,000	3,669
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 4.07%, (1 Month Term SOFR + 0.51%), 04/25/46 (i) (k) (l)	2,080	1,793
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 5.20%, (1 Month Term SOFR + 1.46%), 11/25/35 (k)	5,233	2,264
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 4.38%, (1 Month Term SOFR + 0.83%), 01/19/45 (i) (k) (l)	968	878
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (i)	8,442	8,423
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 3.95%, (1 Month Term SOFR + 2.21%), 05/25/37 (i) (k) (l)	28,000	24,280
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 3.44%, (1 Month Term SOFR + 1.09%), 01/25/36 (i) (k) (l)	8,175	7,439
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 4.54%, (SONIA + 0.67%), 06/13/45, GBP (e) (k)	11,954	14,535
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 4.69%, (SONIA + 0.82%), 09/13/45, GBP (e) (k)	14	18
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 3.36%, (1 Month Term SOFR + 0.43%), 10/25/36 (i) (k) (l)	6,245	3,964
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 0.00%, (1 Month Term SOFR + 0.25%), 01/25/37 (i) (k) (l)	12,522	6,236
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 2.79%, (1 Month Term SOFR + 0.80%), 10/25/35 (i) (k) (l)	17,749	14,097
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 1.49%, (1 Month Term SOFR + 0.65%), 03/25/36 (i) (k) (l)	3,475	1,625
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 3.05%, 04/28/37 (k)	23,904	5,398
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 4.47%, (1 Month Term SOFR + 0.51%), 06/25/34 (k) (l)	2,966	2,684
Series 2004-M2-10, REMIC, 4.10%, 08/25/34 (i) (k) (l)	2,993	2,774
HarborView Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 2.00%, (1 Month Term SOFR + 0.51%), 07/21/36 (i) (k) (l)	4,156	2,032
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 5.90%, (3 Month Term SOFR + 2.02%), 05/23/39 (k)	8,559	8,519
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 4.85%, (1 Month Term SOFR + 0.89%), 10/25/34 (i) (k) (l)	629	624
Honda Auto Receivables 2024-4 Owner Trust
Series 2024-A2-4, 4.56%, 04/15/26	2,367	2,370
Series 2024-A3-4, 4.33%, 01/18/28	7,900	7,944
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.40%, 06/25/36 (k)	2,029	1,316
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 4.25%, (1 Month Term SOFR + 0.51%), 05/25/35 (k)	839	511
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 4.11%, (1 Month Term SOFR + 0.65%), 05/25/36 (i) (k) (l)	785	668
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 4.56%, (1 Month Term SOFR + 0.43%), 10/25/36 (i) (k) (l)	757	704
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-A-2NU, REMIC, 1.97%, 01/07/28	7,390	6,833
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 4.93%, (1 Month Term SOFR + 1.19%), 07/25/35 (k)	3,970	3,914
J.P. Morgan Mortgage Trust 2022-DCS1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (k)	3,690	3,653
J.P. Morgan Mortgage Trust 2024-VIS1
Series 2024-A1-VIS1, REMIC, 5.99%, 09/01/54 (k)	3,797	3,836
J.P. Morgan Seasoned Mortgage Trust 2024-1
Series 2024-A3-1, REMIC, 4.38%, 04/25/46 (k)	897	863
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (k)	2,600	2,584
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.03%, (1 Month Term SOFR + 0.61%), 08/25/47 (i) (k) (l)	1,820	1,724
Lugo Funding Designated Activity Company
Series 2024-A-1A, 3.06%, (3 Month EURIBOR + 1.00%), 05/26/66, EUR (d) (i) (k)	12,047	14,138
Magnetite XXV, Limited
Series 2020-A-25A, 5.32%, (3 Month Term SOFR + 1.46%), 01/26/32 (k)	1,401	1,401
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 5.18%, (SONIA + 1.22%), 10/15/48, GBP (e) (k)	2,999	3,910
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 5.12%, (1 Month Term SOFR + 1.97%), 06/25/35 (i) (k) (l)	2,828	2,953
Series 2005-A4-NC2, REMIC, 1.09%, (1 Month Term SOFR + 0.81%), 11/25/35 (i) (k) (l)	7,828	4,406
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 1.73%, (1 Month Term SOFR + 1.01%), 01/25/35 (i) (k) (l)	2,198	2,170
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/42 (d) (i)	868	608
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (i)	11,374	11,320
Mill City Mortgage Loan Trust 2017-1
Series 2017-B3-1, REMIC, 3.67%, 04/25/33 (k)	1,638	1,387
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,679
Morgan Stanley Capital I Trust 2021-L7
Series 2021-D-230P, REMIC, 6.24%, (1 Month Term SOFR + 2.49%), 12/15/38 (k)	2,929	2,643
Series 2021-E-230P, REMIC, 6.94%, (1 Month Term SOFR + 3.19%), 12/15/38 (k)	1,050	933

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 3.55%, (12 Month Treasury Average + 0.84%), 05/25/47 (k) (l)	1,368	1,163
Navient Funding, LLC
Series 2006-A5-B, REMIC, 4.25%, (3 Month Term SOFR + 0.53%), 12/15/39 (k)	851	831
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 4.89%, (SOFR 30-Day Average + 1.01%), 02/25/33 (k)	4,819	4,818
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	1,716	1,793
Nelnet Student Loan Trust 2025-C
Series 2025-A1A-CA, REMIC, 4.67%, 08/15/36	4,587	4,575
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A2-RPL3, REMIC, 3.00%, 07/25/59 (k)	1,500	1,402
Newgate Funding PLC
Series 2007-A3-2X, 4.27%, (SONIA + 0.28%), 12/15/50, GBP (e) (k)	2,134	2,820
Nissan Auto Receivables 2024-B Owner Trust
Series 2024-A2A-B, 4.51%, 06/15/27	2,655	2,657
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.19%, (1 Month Term SOFR + 0.29%), 03/25/37 (i) (k) (l)	34,948	10,772
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	2,882	2,899
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 0.00%, (1 Month Term SOFR + 1.15%), 05/25/35 (i) (k) (l)	4,461	3,520
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 0.72%, (1 Month Term SOFR + 0.97%), 08/25/35 (i) (k) (l)	277	275
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 0.00%, (1 Month Term SOFR + 0.71%), 07/25/37 (i) (k) (l)	2,234	2,188
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 4.68%, (SONIA + 0.69%), 12/15/40, GBP (e) (i) (k)	341	459
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 5.97%, (1 Month Term SOFR + 2.06%), 04/25/35 (i) (k) (l)	3,738	3,614
RCKT Mortgage Trust 2024-CES5
Series 2024-A1A-CES5, REMIC, 5.85%, 07/25/28 (i) (k)	3,709	3,751
RCKT Mortgage Trust 2024-CES7
Series 2024-A1A-CES7, REMIC, 5.16%, 09/25/28 (i)	885	888
Regional Management Issuance Trust 2024-2
Series 2024-A-2, 5.11%, 12/15/33	4,600	4,631
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (i)	19,851	5,973
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (i)	2,934	965
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 01/26/32	2,201	2,205
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,406	1,252
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (k)	588	493
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 1.43%, (1 Month Term SOFR + 0.91%), 03/25/35 (i) (k) (l)	225	192
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, REMIC, 3.17%, (1 Month Term SOFR + 1.09%), 04/25/35 (i) (k) (l)	818	734
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 2.91%, (1 Month Term SOFR + 0.82%), 10/25/35 (i) (k) (l)	4,975	4,649
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 4.79%, (SOFR 30-Day Average + 0.91%), 03/25/26 (k)	5,124	5,107
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	1,742	1,707
Series 2022-A1B-B, REMIC, 5.43%, (SOFR 30-Day Average + 1.45%), 02/16/55 (k)	1,742	1,749
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 5.83%, (SOFR 30-Day Average + 1.85%), 05/16/50 (k)	1,658	1,681
SMB Private Education Loan Trust 2024-D
Series 2024-A1B-D, 5.23%, (SOFR 30-Day Average + 1.25%), 07/05/53 (k)	3,216	3,190
SoFi Consumer Loan Program 2025-4 Trust
Series 2025-A-4, 4.24%, 08/25/35	7,259	7,264
Sound Point CLO XVIII Ltd
Series 2017-A1-4A, 5.27%, (3 Month Term SOFR + 1.38%), 01/21/31 (k)	230	231
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.14%, (3 Month Term SOFR + 1.28%), 01/26/32 (k)	8,991	8,998
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 3.71%, (1 Month Term SOFR + 1.28%), 04/25/35 (i) (k) (l)	2,810	2,728
Series 2005-M2-OPT2, REMIC, 2.11%, (1 Month Term SOFR + 0.95%), 08/25/35 (i) (k) (l)	7,190	6,565
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 2.36%, (1 Month Term SOFR + 0.41%), 06/25/37 (i) (k) (l)	15,069	7,786
Spirit Airlines, LLC
Series 2017-AA-1, 0.00%, 02/15/30 (f) (g)	240	210
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 3.94%, (1 Month Term SOFR + 0.94%), 06/25/34 (i) (k) (l)	2,835	2,741
Series 2005-M2-HE1, REMIC, 0.36%, (1 Month Term SOFR + 0.83%), 07/25/35 (i) (k) (l)	774	748
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-M1-GEL2, REMIC, 3.38%, (1 Month Term SOFR + 0.81%), 05/25/37 (i) (k) (l)	15,428	12,205
Structured Asset Securities Corporation Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 1.42%, (1 Month Term SOFR + 0.31%), 06/25/37 (i) (k) (l)	11,693	7,752
Tesla Sustainable Energy Trust 2024-1
Series 2024-A3-1A, 5.29%, 12/22/31	1,800	1,812
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	8,956	8,630
Towd Point Mortgage Trust 2025-CES4
Series 2025-A1A-CES4, REMIC, 5.09%, 10/25/29 (i)	4,238	4,241
Toyota Auto Receivables 2024-A Owner Trust
Series 2024-A3-A, 4.83%, 10/16/28	6,849	6,895
United Airlines Pass Through Certificates, Series 2018-1
Series 2018-AA-1, 3.50%, 03/01/30	716	689
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	918	939
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (k)	4,435	4,435
Washington Mutual Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.34%, (1 Month Term SOFR + 0.36%), 04/25/37 (i) (k) (l)	34,639	11,860
Washington Mutual Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 3.49%, (1 Month Term SOFR + 0.89%), 06/25/45 (i) (k) (l)	472	512
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 4.63%, 09/25/35 (k)	2,314	2,127
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 3.21%, (12 Month Treasury Average + 0.70%), 04/25/47 (k) (l)	902	802

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 6.04%, 12/25/37 (k)	9,403	8,462
WSTN Trust
Series 2023-A-MAUI, REMIC, 6.52%, 09/08/39 (k)	800	815
Total Non-U.S. Government Agency Asset-Backed Securities (cost $569,641)		529,903
CORPORATE BONDS AND NOTES 10.2%
Financials 3.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (d)	984	954
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (e)	100	117
Banco Santander, S.A.
6.53%, 11/07/27	1,500	1,531
6.61%, 11/07/28	1,200	1,281
Barclays PLC
6.49%, 09/13/29	1,200	1,268
BPCE
6.71%, 10/19/29 (d)	1,650	1,750
5.88%, 01/14/31 (d)	1,000	1,044
7.00%, 10/19/34 (d)	1,400	1,559
Credicorp Capital Sociedad Titularizada S.A.
10.10%, 12/15/43, PEN (d)	1,000	319
9.70%, 03/05/45, PEN (d)	1,700	538
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (d)	8,800	8,960
Ford Motor Credit Company LLC
4.54%, 08/01/26	2,400	2,397
2.70%, 08/10/26	3,700	3,664
4.13%, 08/17/27	3,200	3,177
3.82%, 11/02/27	3,067	3,020
2.90%, 02/16/28	200	193
Jane Street Group, LLC
6.75%, 05/01/33 (d)	200	209
Marex Group PLC
6.40%, 11/04/29	300	311
Nationwide Building Society
4.30%, 03/08/29 (d)	1,000	1,002
NatWest Group PLC
5.08%, 01/27/30	2,800	2,863
4.45%, 05/08/30	2,000	2,008
Panama Infrastructure Receivable Purchaser PLC
0.00%, 04/05/32 (d) (m)	6,449	5,003
Rio Oil Finance Trust
8.20%, 04/06/28 (d)	119	122
Santander Holdings USA, Inc.
5.35%, 09/06/30	700	715
Santander UK Group Holdings PLC
3.82%, 11/03/28	1,800	1,788
4.86%, 09/11/30	800	810
5.69%, 04/15/31	1,200	1,251
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (i) (k) (n)	2,701	3,567
UBS Group AG
6.33%, 12/22/27 (d)	4,400	4,491
6.25%, 09/22/29 (d)	3,000	3,158
3.09%, 05/14/32 (d)	850	789
		59,859
Communication Services 2.4%
Altice France
7.25%, 11/01/29, EUR (d)	308	359
9.50%, 11/01/29 (d)	2,770	2,847
6.88%, 10/15/30 (d) (o)	308	299
6.50%, 10/15/31 (d)	539	511
6.50%, 03/15/32 (d) (o)	126	121
6.88%, 07/15/32 (d)	144	137
Beignet Investments, LLC
6.58%, 05/30/49 (d)	32,980	34,917
DISH DBS Corporation
5.25%, 12/01/26 (d)	2,590	2,518
5.75%, 12/01/28 (d)	2,090	2,032
Uniti Group Inc.
6.50%, 02/15/29 (d)	507	488
		44,229
Energy 1.6%
Enbridge Inc.
4.50%, 02/15/31	700	699
5.20%, 11/20/35	500	504
Energy Transfer LP
6.10%, 12/01/28	1,700	1,786
Gaz Capital S.A.
0.00%, 03/23/27 (e) (f) (g)	800	680
Gaz Finance PLC
0.00%, 06/29/27 - 01/27/29 (e) (f) (g)	6,600	4,643
Petroleos de Venezuela, S.A.
0.00%, 05/16/26 - 04/12/37 (e) (f) (g)	1,290	303
0.00%, 04/12/27 (e) (f) (g)	300	69
Petroleos Mexicanos
6.70%, 02/16/32	7,889	7,866
6.95%, 01/28/60	1,190	967
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	51	47
5.75%, 09/30/39 (d)	563	565
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	2,200	2,058
Venture Global LNG, Inc.
8.13%, 06/01/28 (d)	1,600	1,617
9.50%, 02/01/29 (d)	200	207
7.00%, 01/15/30 (d) (o)	5,400	5,192
9.88%, 02/01/32 (d)	3,000	3,097
		30,300
Utilities 1.0%
Edison International
6.25%, 03/15/30	400	418
5.25%, 03/15/32	3,600	3,597
PG&E Company
3.30%, 03/15/27 - 12/01/27	1,347	1,328
3.00%, 06/15/28	3,343	3,241
3.75%, 07/01/28	976	963
4.55%, 07/01/30	7,255	7,218
4.40%, 03/01/32	1,000	977
6.00%, 08/15/35	600	630
Pryvatne Aktsionerne Tovarystvo Natsionalna Enerhetychna Kompaniia Ukrenerho
0.00%, 11/09/28 (e) (f) (g)	400	342
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (e)	100	155
9.75%, 10/10/27, GBP (d)	504	778
		19,647
Consumer Discretionary 0.7%
Carvana Co.
9.00%, 06/01/30 - 06/01/31 (d) (i) (p)	4,281	4,674
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (i)	74	100
Nissan Motor Acceptance Company LLC
5.75%, (SOFR + 2.05%), 09/13/27 (d) (k)	2,600	2,584
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (d)	4,300	4,226
7.50%, 07/17/30 (d)	800	836
4.81%, 09/17/30 (d)	300	282
Stellantis Finance US Inc.
5.75%, 03/18/30 (d)	700	722
		13,424
Industrials 0.5%
Boeing Company, The
2.75%, 02/01/26	2,140	2,138
2.20%, 02/04/26 (q)	6,480	6,468
6.26%, 05/01/27 (q)	630	646
6.30%, 05/01/29 (q)	90	96
		9,348
Health Care 0.5%
Bayer US Finance LLC
6.25%, 01/21/29 (d)	3,700	3,888

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Centene Corporation
3.38%, 02/15/30	700	644
3.00%, 10/15/30	1,900	1,699
2.63%, 08/01/31	3,000	2,579
CommonSpirit Health
4.98%, 09/01/35	400	396
		9,206
Consumer Staples 0.3%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29	3,300	3,464
Cornell University
4.73%, 06/15/35	1,100	1,105
Flora Food Management B.V.
6.88%, 07/02/29, EUR (d)	1,100	1,286
		5,855
Information Technology 0.0%
Gartner, Inc.
5.60%, 11/20/35	700	701
Real Estate 0.0%
Country Garden Holdings Company Limited
0.00%, 01/31/26 - 01/17/49 (e) (f) (g)	1,800	163
EPR Properties
4.75%, 12/15/26	32	32
4.95%, 04/15/28	90	91
GLP Financing, LLC
5.30%, 01/15/29	268	273
		559
Total Corporate Bonds And Notes (cost $190,757)		193,128
SENIOR FLOATING RATE INSTRUMENTS 2.5%
Health Care 1.0%
AMSURG LLC
2023 First Out Term Loan, 11.86%, (3 Month Term SOFR + 4.75%), 07/20/26 (h) (k)	2,635	2,635
2023 Last Out Term Loan, 11.86%, (3 Month Term SOFR + 7.88%), 11/03/28 (h) (k)	15,976	16,455
		19,090
Industrials 0.7%
Mercury Aggregator LP
Term Loan, 19.00%, 04/03/26 (h)	890	46
SVF II Finco Cayman LP
Term Loan, 7.65%, (SOFR + 3.65%), 04/25/29 (h) (k)	3,044	3,061
TransDigm, Inc.
2023 Term Loan J, 6.50%, (3 Month Term SOFR + 2.50%), 02/28/31 (k)	9,576	9,609
		12,716
Communication Services 0.3%
Altice France S.A.
2025 USD Term Loan B14, 0.00%, (3 Month Term SOFR + 6.88%), 05/31/31 (k) (r)	1,000	999
2025 USD Term Loan B11, 8.11%, (SOFR + 4.13%), 04/30/28 (k)	307	303
2025 USD Term Loan B14, 10.86%, (3 Month Term SOFR + 6.88%), 05/31/31 (k)	839	838
SubCalidora 2 S.a r.l.
2024 EUR Term Loan, 7.75%, (3 Month EURIBOR + 5.75%), 08/14/29, EUR (k)	1,200	1,415
Syniverse Holdings, Inc.
2022 Term Loan, 11.00%, (3 Month Term SOFR + 7.00%), 05/06/27 (k)	1,485	1,426
		4,981
Financials 0.3%
Jane Street Group, LLC
2024 Term Loan B1, 5.82%, (3 Month Term SOFR + 2.00%), 12/10/31 (k)	300	298
Republic of Panama
Term Loan, 4.55%, 04/01/27, EUR (h) (k)	3,900	4,629
		4,927
Materials 0.2%
SCURAlpha 1503 Gmbh
USD Term Loan B1, 9.34%, (3 Month Term SOFR + 5.00%), 01/04/30 (k)	2,438	2,258
EUR Term Loan B1, 7.57%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (k)	1,300	1,484
Westmoreland Coal Co
PIK Term Loan, 8.00%, 03/15/29 (h) (k) (p)	23	9
		3,751
Information Technology 0.0%
Poseidon Bidco SASU
2024 EUR Term Loan B, 7.00%, (EURIBOR + 5.00%), 07/22/30, EUR (k)	2,100	848
Energy 0.0%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 7.03%, (1 Month Term SOFR + 3.00%), 06/30/27 (h) (k)	21	17
2020 Take Back Term Loan, 8.03%, (1 Month Term SOFR + 4.00%), 12/31/27 (k) (p)	77	59
		76
Total Senior Floating Rate Instruments (cost $47,499)		46,389
COMMON STOCKS 0.4%
Health Care 0.2%
Amsurg Corp. (f) (h)	101	4,557
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (f) (o)	515	1,138
iHeartMedia, Inc. (f) (h)	91	138
iHeartMedia, Inc. - Class A (f)	125	518
Uniti Group Inc. (f) (h)	131	879
Uniti Group Inc. (f)	24	171
		2,844
Industrials 0.0%
LuxCo 3 (f) (h)	21	373
Financials 0.0%
UBS Group AG	4	190
Energy 0.0%
WestMet Group Holdings (f) (h)	2	2
Materials 0.0%
Westmoreland Coal Company (f)	1	—
Total Common Stocks (cost $11,866)		7,966
RIGHTS 0.1%
SES (f)	124	1,869
Total Rights (cost $1,456)		1,869
PREFERRED STOCKS 0.0%
Communication Services 0.0%
Windstream Holdings, Inc. (h)	1	827
Total Preferred Stocks (cost $832)		827
WARRANTS 0.0%
Windstream Holdings, Inc. (f) (h)	25	171
Total Warrants (cost $155)		171
SHORT TERM INVESTMENTS 25.8%
U.S. Treasury Bill 13.3%
Treasury, United States Department of
3.90%, 01/02/26 - 01/08/26	2,403	2,402
3.42%, 01/06/26	3,300	3,299
3.90%, 01/13/26	1,200	1,199
3.90%, 01/15/26	900	899
3.74%, 01/20/26	8,300	8,285
4.01%, 01/22/26	13,200	13,174
0.06%, 01/27/26 (c)	7,000	6,983
3.60%, 01/29/26	31,100	31,017
3.61%, 02/03/26 (c)	1,250	1,246
3.85%, 02/05/26	10,900	10,863
3.83%, 02/10/26	2,900	2,889
4.03%, 02/12/26	4,500	4,482
3.76%, 02/17/26	3,100	3,086
3.79%, 02/24/26 (c)	3,100	3,084
3.63%, 02/26/26	6,500	6,464
3.82%, 03/03/26 (c)	200	199
3.64%, 03/05/26	7,900	7,852
12.74%, 03/26/26	40,700	40,370
3.67%, 03/31/26 (c)	1,200	1,190
3.60%, 04/02/26	102,200	101,292
3.59%, 04/21/26 (c)	700	693

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
3.60%, 04/28/26 (c)	400	395
		251,363
Discount Notes 9.1%
FHLBanks Office of Finance
3.91%, 01/09/26	1,300	1,299
3.86%, 01/21/26	300	299
3.85%, 01/23/26	8,400	8,383
3.76%, 01/28/26	31,700	31,618
3.87%, 01/30/26	1,800	1,795
3.65%, 02/13/26	600	598
3.83%, 02/20/26	25,650	25,526
3.84%, 02/27/26	1,200	1,193
3.69%, 03/04/26	7,700	7,653
3.65%, 03/20/26	70,825	70,286
3.61%, 03/25/26	3,500	3,472
3.64%, 03/27/26	4,400	4,364
3.68%, 04/08/26	450	446
3.60%, 04/17/26	600	594
3.57%, 05/26/26	1,600	1,577
3.59%, 06/05/26	450	443
3.56%, 06/12/26	11,300	11,123
		170,669
Treasury Securities 3.0%
Presidencia da Republica
13.18%, 04/01/26, BRL	140,400	24,770
12.80%, 07/01/26, BRL	189,300	32,339
		57,109
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.64% (s) (t)	4,394	4,394
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.74% (s) (t)	3,975	3,975
Total Short Term Investments (cost $487,795)		487,510
Total Investments 151.2% (cost $2,901,204)		2,854,130
Other Derivative Instruments 0.1%		1,474
Other Assets and Liabilities, Net (51.3)%		(968,278)
Total Net Assets 100.0%		1,887,326

(a) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $1,001,448.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $161,724 and 8.6% of the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Non-income producing security.

(g) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(j) Treasury inflation indexed note, par amount is not adjusted for inflation.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) All or a portion of the security was on loan as of December 31, 2025.

(p) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(r) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	3,430	348,837	347,873	177	—	—	4,394	0.2
JNL Government Money Market Fund, 3.74% - Class SL	393	87,832	84,250	126	—	—	3,975	0.2
	3,823	436,669	432,123	303	—	—	8,369	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 4.46%, 12/15/38	02/19/20	898	906	0.1
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	106	117	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	09/25/24	6,768	7,923	0.4
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	09/13/24	596	707	0.1
Country Garden Holdings Company Limited, 0.00%, 01/31/26	08/10/22	36	36	—
Country Garden Holdings Company Limited, 0.00%, 07/12/26	08/02/22	36	36	—
Country Garden Holdings Company Limited, 0.00%, 10/22/30	08/01/22	36	36	—
Country Garden Holdings Company Limited, 0.00%, 01/17/49	01/13/22	55	55	—
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 4.54%, 06/13/45	09/02/20	14,119	14,535	0.8
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 4.69%, 09/13/45	10/15/18	18	18	—
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	680	—
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	163	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	4,480	0.3
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 5.18%, 10/15/48	02/19/20	3,809	3,910	0.2
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	943	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,890	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	135	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	406	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	—	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	—	—
Newgate Funding PLC, Series 2007-A3-2X, 4.27%, 12/15/50	11/28/17	2,741	2,820	0.2
Petroleos de Venezuela, S.A., 0.00%, 05/16/26	11/03/17	87	115	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/21/18	78	118	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	69	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	70	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 4.68%, 12/15/40	10/06/22	371	459	—
Pryvatne Aktsionerne Tovarystvo Natsionalna Enerhetychna Kompaniia Ukrenerho, 0.00%, 11/09/28	09/29/22	95	342	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	113	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	281	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/34	12/13/17	346	360	—
Republica Bolivariana de Venezuela, 0.00%, 12/31/35	12/13/17	260	299	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	110	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	516	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	16	—
Stichting AK Rabobank Certificaten II, 6.50%	02/03/20	4,004	3,567	0.2
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27	11/12/25	149	155	—
		48,270	47,333	2.5

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	404	March 2026	AUD	44,157	34	51
Long Gilt	656	March 2026	GBP	59,436	79	669
United States 10 Year Note	3,832	March 2026		431,469	(778)	(608)
United States 2 Year Note	15	April 2026		3,129	(1)	3
United States 5 Year Note	1,899	April 2026		207,803	(223)	(233)
United States Ultra Bond	54	March 2026		6,400	(20)	(28)
					(909)	(146)
Short Contracts
3 Month SOFR Index	(31)	March 2026		(7,583)	—	119
3 Month SOFR Index	(27)	June 2026		(6,603)	1	90
Euro BOBL	(129)	March 2026	EUR	(15,100)	12	133
Euro Bund	(265)	March 2026	EUR	(34,257)	72	523
Euro Schatz	(1)	March 2026	EUR	(107)	—	—
United States 10 Year Ultra Bond	(97)	March 2026		(11,197)	18	40
United States Long Bond	(581)	March 2026		(67,667)	127	507
					230	1,412

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.02	(M)	12/17/29	MXN	10,400	1	25
28-Day MEXIBOR (M)	Paying	8.99	(M)	12/18/29	MXN	7,700	1	18
28-Day MEXIBOR (M)	Paying	9.14	(M)	12/27/29	MXN	14,900	1	39
28-Day MEXIBOR (M)	Paying	9.15	(M)	12/31/29	MXN	12,800	1	34
28-Day MEXIBOR (M)	Paying	9.11	(M)	03/13/30	MXN	39,400	3	104
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	6
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	4
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	—	17
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	11
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	7
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	12
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	12
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	12
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	—	25
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	12
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	—	29
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	12
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	12
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	13
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	—	21
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	—	22
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	6
3M JIBAR (Q)	Paying	8.00	(Q)	01/03/31	ZAR	5,000	—	17
3M JIBAR (Q)	Paying	8.00	(Q)	01/06/31	ZAR	5,000	—	17
3M JIBAR (Q)	Paying	8.01	(Q)	01/07/31	ZAR	4,900	—	17
3M JIBAR (Q)	Paying	8.03	(Q)	01/07/31	ZAR	4,900	—	17
3M JIBAR (Q)	Paying	8.05	(Q)	01/07/31	ZAR	4,900	—	17
3M JIBAR (Q)	Paying	8.06	(Q)	01/07/31	ZAR	4,900	—	17
3M JIBAR (Q)	Paying	8.06	(Q)	01/08/31	ZAR	14,900	1	52
3M JIBAR (Q)	Paying	8.08	(Q)	01/08/31	ZAR	6,900	1	24
3M JIBAR (Q)	Paying	8.20	(Q)	01/10/31	ZAR	24,900	2	95
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	4.75	(S)	06/19/29	NZD	9,300	13	215
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	09/18/29	AUD	26,300	(9)	(518)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	06/18/35	AUD	46,200	(22)	(1,263)
6M EURIBOR (S)	Receiving	2.59	(A)	08/19/34	EUR	2,400	4	54
6M EURIBOR (S)	Receiving	2.51	(A)	04/09/35	EUR	1,300	2	46
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	11	3,543
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	6	1,745
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	8	3,164
6M EURIBOR (S)	Receiving	3.00	(A)	03/18/56	EUR	21,630	71	1,478
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	1	(130)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	1	(132)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	1	(126)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	—	(64)
6M EURIBOR (S)	Paying	3.37	(A)	10/09/28	EUR	3,000	(1)	86
6M EURIBOR (S)	Paying	3.45	(A)	10/20/28	EUR	2,800	(1)	87
6M EURIBOR (S)	Paying	2.77	(A)	04/16/29	EUR	2,400	(1)	29
6M EURIBOR (S)	Paying	2.86	(A)	04/24/29	EUR	3,600	(1)	54
6M EURIBOR (S)	Paying	2.78	(A)	05/02/29	EUR	2,400	(1)	29
6M EURIBOR (S)	Paying	2.95	(A)	06/12/29	EUR	1,800	(1)	32
6M EURIBOR (S)	Paying	2.50	(A)	03/18/31	EUR	76,500	(40)	(729)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	(25)	(1,366)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	(7)	(74)
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	(2)	58
6M EURIBOR (S)	Paying	2.77	(A)	04/29/34	EUR	1,600	(2)	(9)
6M EURIBOR (S)	Paying	2.41	(A)	11/05/34	EUR	2,800	(5)	(112)
6M EURIBOR (S)	Paying	2.22	(A)	01/08/35	EUR	1,400	(2)	(80)
6M EURIBOR (S)	Paying	2.42	(A)	03/07/35	EUR	1,300	(2)	(55)
6M EURIBOR (S)	Paying	2.52	(A)	03/27/35	EUR	1,300	(2)	(44)
6M EURIBOR (S)	Paying	2.75	(A)	03/18/36	EUR	2,500	(5)	(44)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	63	3,003
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	43	2,046
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.70	(A)	09/18/29	JPY	3,190,000	26	469
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	569,400	7	278
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/18/34	JPY	1,640,000	23	570
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.25	(A)	06/18/35	JPY	382,000	6	207
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	276,000	2	385
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	130,000	1	194
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	(1)	(33)
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	(1)	(67)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	(1)	(102)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	(2)	(134)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	(3)	(191)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	(3)	(192)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	(3)	(197)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	(1)
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	(3)
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	(4)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	(5)
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(7)
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	—	(11)
BRAZIBOR (A)	Paying	10.21	(A)	01/04/27	BRL	3,880	—	(45)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	(1)	(63)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	(1)	(104)
BRAZIBOR (A)	Paying	10.07	(A)	01/04/27	BRL	7,530	—	(92)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	11,500	—	(135)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	11,540	—	(137)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	(3)	(230)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	(3)	(262)
BRAZIBOR (A)	Paying	10.17	(A)	01/04/27	BRL	19,260	—	(227)
BRAZIBOR (A)	Paying	10.33	(A)	01/04/27	BRL	20,480	—	(227)
BRAZIBOR (A)	Paying	14.01	(A)	01/04/27	BRL	20,500	—	(9)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	22,760	—	(276)
BRAZIBOR (A)	Paying	10.18	(A)	01/04/27	BRL	23,090	—	(271)
BRAZIBOR (A)	Paying	10.26	(A)	01/04/27	BRL	26,920	—	(307)
BRAZIBOR (A)	Paying	10.20	(A)	01/04/27	BRL	26,950	—	(314)
BRAZIBOR (A)	Paying	13.93	(A)	01/04/27	BRL	28,900	—	(19)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	(5)	(426)
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	19,000	1	(7)
BRAZIBOR (A)	Paying	13.35	(A)	01/02/29	BRL	37,800	3	(9)
BRAZIBOR (A)	Paying	12.84	(A)	01/02/31	BRL	16,600	2	(35)
BRAZIBOR (A)	Paying	12.80	(A)	01/02/31	BRL	45,400	6	(102)
Sterling Overnight Index Average Rate (A)	Receiving	3.70	(A)	03/28/34	GBP	1,000	(1)	15
Sterling Overnight Index Average Rate (A)	Receiving	4.50	(A)	09/17/55	GBP	1,540	(4)	(88)
Sterling Overnight Index Average Rate (A)	Paying	3.75	(A)	09/17/30	GBP	60,300	67	621
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	—	(121)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(1)	(148)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(1)	(203)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	1	(77)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	—	(168)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	1	(268)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	6	(166)
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	—	(261)
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	—	9
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	—	36
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	1	233
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(9)	8,528
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	—	(11)
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	—	78
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	—	54
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	—	164
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	—	277
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27		8,300	—	203
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27		6,200	—	156
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	3	(4)
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	1	(95)
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28		1,800	1	95
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28		2,000	—	220
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	2	(35)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,070	1	(5)
U.S. SOFR (A)	Receiving	3.51	(A)	11/30/28		1,500	1	(7)
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28		18,400	18	(443)
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29		1,980	1	120
U.S. SOFR (A)	Receiving	3.30	(A)	02/28/29		4,340	5	13
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/29		3,680	4	19
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		5,570	7	15
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/29		53,380	61	(255)
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29		1,800	1	301

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	460	1	5
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29	3,600	2	508
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29	95,990	134	162
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29	6,470	9	(206)
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30	5,900	3	920
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30	3,500	1	597
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30	1,700	1	293
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30	3,800	3	487
U.S. SOFR (A)	Receiving	3.29	(A)	05/31/30	10,247	17	43
U.S. SOFR (A)	Receiving	3.38	(A)	05/31/30	25,313	41	5
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30	69,000	69	9,545
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30	1,670	3	3
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30	65,870	110	486
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30	1,700	2	191
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	200	—	(1)
U.S. SOFR (A)	Receiving	3.68	(A)	10/31/30	200	—	(2)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	200	—	(2)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	1	(4)
U.S. SOFR (A)	Receiving	3.66	(A)	10/31/30	300	1	(3)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	1	(4)
U.S. SOFR (A)	Receiving	3.72	(A)	10/31/30	300	1	(4)
U.S. SOFR (A)	Receiving	3.73	(A)	10/31/30	300	1	(4)
U.S. SOFR (A)	Receiving	3.75	(A)	10/31/30	300	1	(4)
U.S. SOFR (A)	Receiving	3.74	(A)	10/31/30	300	1	(4)
U.S. SOFR (A)	Receiving	3.61	(A)	10/31/30	400	1	(3)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	400	1	(2)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	400	1	(3)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	400	1	(4)
U.S. SOFR (A)	Receiving	3.55	(A)	10/31/30	500	1	(2)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	500	1	(5)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	500	1	(3)
U.S. SOFR (A)	Receiving	3.62	(A)	10/31/30	500	1	(4)
U.S. SOFR (A)	Receiving	3.57	(A)	10/31/30	500	1	(3)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	(4)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	(5)
U.S. SOFR (A)	Receiving	3.60	(A)	10/31/30	700	1	(4)
U.S. SOFR (A)	Receiving	3.69	(A)	10/31/30	700	1	(7)
U.S. SOFR (A)	Receiving	3.58	(A)	10/31/30	900	2	(5)
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/30	3,260	6	11
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	1,630	3	(43)
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	51,190	98	(1,021)
U.S. SOFR (A)	Receiving	3.50	(A)	03/18/31	20,170	40	35
U.S. SOFR (A)	Receiving	4.25	(A)	03/20/31	6,120	13	61
U.S. SOFR (A)	Receiving	3.33	(A)	04/30/31	990	2	8
U.S. SOFR (A)	Receiving	3.43	(A)	04/30/31	1,750	4	5
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	52	3,083
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	8,380	18	(15)
U.S. SOFR (A)	Receiving	3.75	(A)	06/20/31	16,930	35	(83)
U.S. SOFR (A)	Receiving	3.30	(A)	06/30/31	3,140	7	33
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	37	3,857
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32	33,644	77	(324)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/32	2,570	6	15
U.S. SOFR (A)	Receiving	3.59	(A)	11/15/32	5,850	14	—
U.S. SOFR (A)	Receiving	3.58	(A)	11/15/32	8,850	21	5
U.S. SOFR (A)	Receiving	3.57	(A)	11/15/32	11,710	28	15
U.S. SOFR (A)	Receiving	3.54	(A)	11/15/32	14,600	35	43
U.S. SOFR (A)	Receiving	3.59	(A)	11/15/32	17,670	43	—
U.S. SOFR (A)	Receiving	3.75	(A)	12/17/32	8,510	21	39
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	14	12
U.S. SOFR (A)	Receiving	3.75	(A)	03/18/33	46,390	115	64
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	269	(82)
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	161	262
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	7	45
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	26	296
U.S. SOFR (A)	Receiving	4.25	(A)	11/22/33	2,400	6	(96)
U.S. SOFR (A)	Receiving	4.03	(A)	12/15/33	2,400	6	(59)
U.S. SOFR (A)	Receiving	3.84	(A)	12/26/33	1,300	3	(15)
U.S. SOFR (A)	Receiving	3.85	(A)	12/29/33	1,200	3	(15)
U.S. SOFR (A)	Receiving	3.81	(A)	01/02/34	1,200	3	(11)
U.S. SOFR (A)	Receiving	3.75	(A)	01/02/34	1,200	3	(6)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.68	(A)	01/03/34	1,200	3	(1)
U.S. SOFR (A)	Receiving	3.65	(A)	01/08/34	2,300	6	5
U.S. SOFR (A)	Receiving	3.59	(A)	01/09/34	2,400	6	14
U.S. SOFR (A)	Receiving	3.60	(A)	01/17/34	1,200	3	7
U.S. SOFR (A)	Receiving	3.99	(A)	07/02/34	3,300	9	(69)
U.S. SOFR (A)	Receiving	3.85	(A)	08/05/34	4,000	11	(40)
U.S. SOFR (A)	Receiving	3.80	(A)	08/06/34	3,800	10	(22)
U.S. SOFR (A)	Receiving	3.65	(A)	08/07/34	3,800	10	20
U.S. SOFR (A)	Receiving	3.68	(A)	08/13/34	3,800	10	11
U.S. SOFR (A)	Receiving	3.53	(A)	08/20/34	3,800	10	52
U.S. SOFR (A)	Receiving	3.56	(A)	08/21/34	4,300	12	51
U.S. SOFR (A)	Receiving	3.61	(A)	08/22/34	3,800	10	29
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34	2,200	6	34
U.S. SOFR (A)	Receiving	3.47	(A)	09/04/34	2,600	7	48
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34	2,700	7	39
U.S. SOFR (A)	Receiving	3.41	(A)	09/05/34	2,400	7	55
U.S. SOFR (A)	Receiving	3.24	(A)	09/16/34	1,200	3	43
U.S. SOFR (A)	Receiving	3.28	(A)	09/16/34	4,800	13	159
U.S. SOFR (A)	Receiving	3.23	(A)	09/18/34	3,700	10	136
U.S. SOFR (A)	Receiving	3.25	(A)	09/18/34	3,700	10	131
U.S. SOFR (A)	Receiving	3.91	(A)	03/04/35	2,200	6	(27)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/35	1,620	5	27
U.S. SOFR (A)	Receiving	3.53	(A)	11/15/49	270	1	28
U.S. SOFR (A)	Receiving	3.37	(A)	11/15/49	410	2	52
U.S. SOFR (A)	Receiving	3.46	(A)	11/15/49	680	3	77
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	—	276
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	—	462
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	1	1,211
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	5	5,911
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	—	2,320
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	4	1,554
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	1	331
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	93	3,444
U.S. SOFR (A)	Receiving	3.30	(A)	11/15/53	1,010	4	156
U.S. SOFR (A)	Receiving	4.14	(A)	11/15/53	2,080	9	15
U.S. SOFR (A)	Receiving	3.98	(A)	11/15/53	2,700	12	41
U.S. SOFR (A)	Receiving	4.16	(A)	11/15/53	5,250	24	23
U.S. SOFR (A)	Receiving	4.14	(A)	11/15/53	5,260	24	40
U.S. SOFR (A)	Receiving	4.09	(A)	11/15/53	7,713	35	127
U.S. SOFR (A)	Receiving	3.50	(A)	09/17/55	6,600	27	101
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	—	(778)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	—	(79)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	—	(83)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	3	(943)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	—	(80)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	3	(595)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	2	(391)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	(1)	(46)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	(1)	(56)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	(1)	(26)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	(1)	(8)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	(1)	(16)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	(12)	(332)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	(11)	156
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	(4)	(854)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	(2)	(365)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	—	(60)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	(1)	(98)
U.S. SOFR (A)	Paying	3.94	(A)	02/22/29	6,800	(7)	119
U.S. SOFR (A)	Paying	3.97	(A)	02/27/29	2,300	(2)	42
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	(142)	(4,567)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	(1)	69
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	(2)	(18)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	(2)	(16)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	(7)	10
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	(6)	(10)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	(2)	7
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	(21)	34
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	(19)	(2,116)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	(94)	(3,825)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	(2)	(250)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	(2)	(235)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	(1)	(165)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	(1)	(146)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	(2)	(199)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	(2)	(308)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	(6)	(80)
U.S. SOFR (A)	Paying	3.75	(A)	09/17/32	60	—	(1)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	(7)	(39)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	(11)	(49)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	(21)	(78)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	(11)	29
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	(4)	7
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	(12)	33
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	(6)	22
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	(6)	36
U.S. SOFR (A)	Paying	4.03	(A)	10/04/33	4,700	(12)	118
U.S. SOFR (A)	Paying	4.18	(A)	10/10/33	2,300	(6)	80
U.S. SOFR (A)	Paying	4.15	(A)	10/12/33	2,300	(6)	76
U.S. SOFR (A)	Paying	4.22	(A)	10/20/33	2,300	(6)	87
U.S. SOFR (A)	Paying	4.45	(A)	10/31/33	1,400	(4)	75
U.S. SOFR (A)	Paying	4.45	(A)	11/01/33	3,500	(9)	188
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	900	(2)	14
U.S. SOFR (A)	Paying	3.50	(A)	12/20/33	8,320	(22)	221
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	1,200	(3)	5
U.S. SOFR (A)	Paying	3.74	(A)	01/23/34	700	(2)	3
U.S. SOFR (A)	Paying	3.67	(A)	01/24/34	2,300	(6)	(2)
U.S. SOFR (A)	Paying	3.69	(A)	01/24/34	2,300	(6)	1
U.S. SOFR (A)	Paying	3.62	(A)	01/31/34	1,200	(3)	(5)
U.S. SOFR (A)	Paying	3.73	(A)	02/07/34	1,100	(3)	3
U.S. SOFR (A)	Paying	3.86	(A)	02/21/34	4,600	(12)	57
U.S. SOFR (A)	Paying	3.70	(A)	03/05/34	1,200	(3)	1
U.S. SOFR (A)	Paying	3.90	(A)	04/10/34	2,300	(6)	34
U.S. SOFR (A)	Paying	3.95	(A)	04/16/34	2,500	(7)	46
U.S. SOFR (A)	Paying	4.08	(A)	04/17/34	2,300	(6)	63
U.S. SOFR (A)	Paying	4.09	(A)	04/22/34	2,300	(6)	64
U.S. SOFR (A)	Paying	4.13	(A)	05/03/34	2,200	(6)	68
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	5,530	(16)	175
U.S. SOFR (A)	Paying	3.75	(A)	06/20/34	11,230	(31)	327
U.S. SOFR (A)	Paying	3.45	(A)	10/11/34	3,800	(10)	(79)
U.S. SOFR (A)	Paying	3.38	(A)	10/15/34	3,800	(10)	(101)
U.S. SOFR (A)	Paying	3.39	(A)	10/17/34	2,500	(7)	(64)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	5,200	(14)	(130)
U.S. SOFR (A)	Paying	3.40	(A)	10/17/34	2,100	(6)	(52)
U.S. SOFR (A)	Paying	3.52	(A)	11/06/34	7,600	(21)	(124)
U.S. SOFR (A)	Paying	3.75	(A)	12/18/34	460	(1)	(7)
U.S. SOFR (A)	Paying	3.85	(A)	01/08/35	1,100	(3)	9
U.S. SOFR (A)	Paying	3.90	(A)	01/08/35	2,200	(6)	27
U.S. SOFR (A)	Paying	3.97	(A)	01/15/35	2,100	(6)	37
U.S. SOFR (A)	Paying	4.07	(A)	01/15/35	3,500	(10)	89
U.S. SOFR (A)	Paying	4.10	(A)	01/21/35	1,800	(5)	50
U.S. SOFR (A)	Paying	4.09	(A)	01/22/35	4,900	(14)	131
U.S. SOFR (A)	Paying	3.75	(A)	05/07/35	4,500	(12)	(4)
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	(6)	(5,751)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	—	(126)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	—	(124)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	(5)	(217)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	(12)	(389)
U.S. SOFR (A)	Paying	3.83	(A)	10/12/53	700	(3)	(41)
U.S. SOFR (A)	Paying	3.88	(A)	10/16/53	700	(3)	(35)
U.S. SOFR (A)	Paying	3.87	(A)	10/17/53	800	(3)	(41)
						1,569	32,662

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.41	1.00	06/20/28	(3,700)	52	(1)	90
Bank of America Corporation (Q)	0.30	1.00	12/20/26	(3,500)	24	—	(20)
Boeing Company, The (Q)	0.65	1.00	12/20/30	(3,700)	59	—	(3)
CDX.EM.36.V3 (Q)	0.40	1.00	12/20/26	(12,236)	71	(1)	616
CDX.EM.38 (Q)	0.59	1.00	12/20/27	(1,600)	13	(1)	148
CDX.EM.39 (Q)	0.70	1.00	06/20/28	(300)	2	—	23
CDX.EM.40 (Q)	0.80	1.00	12/20/28	(3,800)	22	(1)	201
CDX.EM.41 (Q)	0.90	1.00	06/20/29	(1,200)	4	—	50
CDX.EM.42 (Q)	0.99	1.00	12/20/29	(1,700)	1	—	50
CDX.EM.43 (Q)	1.13	1.00	06/20/30	(100)	(1)	—	3
CDX.EM.44 (Q)	1.24	1.00	12/20/30	(1,100)	(12)	—	12
CDX.NA.HY.36.V5 (Q)	1.81	5.00	06/20/26	(9,024)	134	(2)	(709)
CDX.NA.HY.37.V5 (Q)	1.62	5.00	12/20/26	(2,688)	86	(3)	(61)
CDX.NA.HY.39.V4 (Q)	1.92	5.00	12/20/27	(485)	28	—	34
CDX.NA.HY.40.V3 (Q)	2.10	5.00	06/20/28	(294)	20	—	14
CDX.NA.HY.41.V2 (Q)	2.28	5.00	12/20/28	(99)	7	—	1
CDX.NA.HY.43 (Q)	2.81	5.00	12/20/29	(5,300)	403	(4)	15
CDX.NA.HY.44 (Q)	2.92	5.00	06/20/30	(1,500)	119	(1)	8
CDX.NA.HY.45 (Q)	3.16	5.00	12/20/30	(40,500)	3,086	(28)	(9)
CDX.NA.IG.45 (Q)	0.50	1.00	12/20/30	(25,860)	586	(1)	8
Credit Agricole SA (Q)	0.62	1.00	12/20/30	(3,900)	82	2	12
EADS Finance (Q)	0.08	1.00	06/20/26	(6,500)	33	—	(137)
General Electric Company (Q)	0.05	1.00	06/20/26	(4,500)	20	—	(33)
ITRAXX.EUR.44 (Q)	0.51	1.00	12/20/30	(9,770)	265	2	12
Morgan Stanley (Q)	0.23	1.00	06/20/26	(7,800)	28	—	(18)
Oracle Corporation (Q)	1.37	1.00	06/20/30	(1,100)	(16)	—	(40)
Rolls-Royce Group Limited (Q)	0.11	1.00	12/20/26	(1,300)	13	—	69
Rolls-Royce Group Limited (Q)	0.14	1.00	06/20/27	(1,500)	22	—	168
Verizon Communications Inc. (Q)	0.39	1.00	06/20/28	(3,900)	56	—	62
Verizon Communications Inc. (Q)	0.42	1.00	12/20/28	(900)	15	—	17
					5,222	(39)	583

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	01/14/26	AUD	1,750	1,168	5
BRL/USD	GSC	01/02/26	BRL	8,430	1,538	27
BRL/USD	GSC	01/05/26	BRL	3,721	679	(5)
BRL/USD	JPM	02/03/26	BRL	3,721	674	11
BRL/USD	GSC	03/03/26	BRL	82,944	14,942	(95)
COP/USD	CIT	01/02/26	COP	2,863,608	758	(2)
EUR/USD	CIT	01/14/26	EUR	1,646	1,935	27
GBP/USD	DUB	01/14/26	GBP	868	1,171	20
GBP/USD	GSC	01/14/26	GBP	39	52	1
IDR/USD	BCL	01/22/26	IDR	780,237	47	—
JPY/USD	CIT	01/14/26	JPY	346,792	2,216	(12)
JPY/USD	HSB	01/14/26	JPY	3,456,000	22,082	(115)
JPY/USD	HSB	01/14/26	JPY	444,600	2,841	9
MXN/USD	DUB	01/29/26	MXN	31,402	1,740	49
MXN/USD	JPM	03/18/26	MXN	4,040	223	4
NZD/USD	CIT	01/14/26	NZD	6,246	3,598	11
PEN/USD	CIT	03/16/26	PEN	7,397	2,195	91
TRY/USD	BCL	01/12/26	TRY	15,932	369	15
TRY/USD	BCL	01/13/26	TRY	16,645	385	16
TRY/USD	BCL	01/14/26	TRY	37,652	871	25
TRY/USD	BCL	01/15/26	TRY	81,717	1,889	78
TRY/USD	BCL	01/16/26	TRY	39,276	907	38
TRY/USD	BCL	01/22/26	TRY	32,602	749	31
TRY/USD	BCL	01/23/26	TRY	34,377	790	28
TRY/USD	BCL	01/27/26	TRY	64,170	1,469	48
TRY/USD	JPM	01/28/26	TRY	41,204	943	30
TRY/USD	BCL	02/02/26	TRY	18,543	423	12
TRY/USD	BCL	02/03/26	TRY	17,361	395	11
TRY/USD	BCL	02/09/26	TRY	20,712	470	13
TRY/USD	GSC	02/18/26	TRY	15,355	346	9
TRY/USD	BCL	02/20/26	TRY	24,874	560	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TRY/USD	BCL	02/24/26	TRY	13,216	297	8
TRY/USD	BCL	03/04/26	TRY	18,194	406	6
TRY/USD	BCL	03/11/26	TRY	68,457	1,519	20
TRY/USD	BCL	03/12/26	TRY	938	21	—
TRY/USD	BOA	03/19/26	TRY	40,386	891	9
TRY/USD	BCL	03/26/26	TRY	34,991	768	7
USD/AUD	HSB	01/14/26	AUD	(940)	(627)	(6)
USD/AUD	JPM	01/14/26	AUD	(2,350)	(1,568)	(33)
USD/BRL	JPM	01/05/26	BRL	(3,721)	(679)	(11)
USD/BRL	GSC	03/03/26	BRL	(86)	(15)	—
USD/BRL	GSC	04/02/26	BRL	(57,700)	(10,312)	(319)
USD/BRL	GSC	04/02/26	BRL	(66,600)	(11,903)	58
USD/BRL	JPM	04/02/26	BRL	(16,100)	(2,877)	(161)
USD/BRL	BOA	07/02/26	BRL	(7,100)	(1,241)	(14)
USD/BRL	GSC	07/02/26	BRL	(79,000)	(13,809)	(200)
USD/BRL	GSC	07/02/26	BRL	(34,200)	(5,979)	68
USD/BRL	JPM	07/02/26	BRL	(70,000)	(12,236)	(43)
USD/CHF	GSC	01/14/26	CHF	(573)	(724)	(9)
USD/CLP	BOA	03/18/26	CLP	(989,905)	(1,101)	(37)
USD/CNY	GSC	01/21/26	CNY	(77)	(11)	—
USD/CNY	JPM	01/21/26	CNY	(322)	(46)	—
USD/COP	CIT	01/02/26	COP	(2,863,608)	(758)	14
USD/COP	BOA	01/20/26	COP	(3,202,707)	(841)	—
USD/COP	BOA	01/26/26	COP	(271,804)	(71)	—
USD/COP	CIT	01/26/26	COP	(5,623,479)	(1,471)	(3)
USD/COP	CIT	01/26/26	COP	(5,677,634)	(1,485)	8
USD/COP	GSC	01/26/26	COP	(270,737)	(71)	—
USD/COP	BOA	02/05/26	COP	(8)	—	—
USD/COP	GSC	02/05/26	COP	(11)	—	—
USD/COP	BOA	02/26/26	COP	(515,868)	(134)	1
USD/COP	CIT	02/27/26	COP	(2,894,360)	(751)	9
USD/COP	CIT	03/02/26	COP	(4,750,401)	(1,232)	22
USD/COP	JPM	03/05/26	COP	(1,019,313)	(264)	—
USD/COP	BOA	03/26/26	COP	(3,479,738)	(898)	9
USD/COP	CIT	04/06/26	COP	(2,515,670)	(647)	9
USD/EUR	HSB	01/14/26	EUR	(32,849)	(38,621)	(495)
USD/GBP	BOA	01/14/26	GBP	(25,145)	(33,894)	(788)
USD/MXN	HSB	02/25/26	MXN	(146)	(8)	—
USD/MXN	JPM	03/09/26	MXN	(4)	—	—
USD/PEN	CIT	02/02/26	PEN	(10,687)	(3,176)	(8)
USD/PEN	CIT	02/09/26	PEN	(3,964)	(1,178)	(99)
USD/PEN	DUB	02/17/26	PEN	(2,996)	(890)	(47)
USD/PEN	BOA	03/18/26	PEN	(43,688)	(12,963)	(4)
USD/PEN	BOA	03/18/26	PEN	(284)	(84)	—
USD/PEN	CIT	03/18/26	PEN	(4,101)	(1,217)	(43)
USD/PEN	CIT	03/18/26	PEN	(77)	(23)	—
USD/PEN	GSC	03/18/26	PEN	(1,392)	(413)	(2)
USD/PEN	GSC	03/18/26	PEN	(34)	(10)	—
USD/PEN	CIT	08/19/26	PEN	(3,253)	(959)	(57)
USD/PEN	CIT	11/30/26	PEN	(12,561)	(3,687)	(15)
USD/TRY	DUB	02/24/26	TRY	(1,866)	(42)	(1)
USD/TWD	BOA	01/22/26	TWD	(39,254)	(1,251)	36
USD/TWD	CIT	01/22/26	TWD	(137,394)	(4,379)	130
USD/TWD	CIT	03/18/26	TWD	(25,281)	(808)	4
USD/ZAR	BCL	01/26/26	ZAR	(10,044)	(606)	(26)
USD/ZAR	DUB	01/26/26	ZAR	(11,932)	(719)	(35)
USD/ZAR	GSC	01/26/26	ZAR	(9,229)	(556)	(21)
USD/ZAR	JPM	01/26/26	ZAR	(15,797)	(952)	(32)
ZAR/USD	DUB	01/22/26	ZAR	48,968	2,953	41
ZAR/USD	BCL	01/26/26	ZAR	27,355	1,650	26
ZAR/USD	CIT	01/26/26	ZAR	43,430	2,619	31
ZAR/USD	GSC	01/26/26	ZAR	32,663	1,969	27
ZAR/USD	HSB	01/26/26	ZAR	36,477	2,199	31
					(94,470)	(1,540)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia da Republica (Q)	CIT	0.49	1.00	06/20/26	(7,200)	19	(245)	264
Presidencia da Republica (Q)	GSC	0.49	1.00	06/20/26	(10,600)	29	(360)	389
ITRAXX.EUR.XO.44 (Q)	BOA	0.58	5.00	12/20/30	(3,882)	777	753	24
ITRAXX.EUR.XO.44 (Q)	CIT	0.58	5.00	12/20/30	(588)	117	113	4
ITRAXX.EUR.XO.44 (Q)	JPM	0.58	5.00	12/20/30	(2,824)	565	557	8
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,300)	109	(325)	434
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,797)	45	60	(15)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,497)	44	(41)	85
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	418	(1,365)	1,783
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(700)	—	1	(1)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	0.90	1.00	12/20/26	(1,000)	2	(46)	48
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	1.08	1.00	06/20/27	(200)	—	(7)	7
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.08	1.00	06/20/27	(300)	—	(11)	11
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	1.16	1.00	12/20/27	(100)	—	(9)	9
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	1.08	1.00	06/20/27	(300)	(1)	(12)	11
Ministry of Finance (Q)	GSC	0.57	1.00	12/20/29	(800)	13	(22)	35
Ministry of Finance (Q)	GSC	0.25	1.00	12/20/26	(6,400)	48	28	20
Ministry of Finance (Q)	JPM	0.57	1.00	12/20/29	(200)	3	(6)	9
Pemex Project Funding Master Trust (M)‡	DUB	3.91	4.75	07/06/26	(1,812)	(3)	—	(3)
Pemex Project Funding Master Trust (M)‡	DUB	3.91	4.85	07/06/26	(865)	(1)	—	(1)
SoftBank Group Corp. (Q)	GSC	1.71	1.00	06/20/26	(1,200)	(3)	(10)	7
South Africa, Parliament of (Q)	DUB	0.27	1.00	12/20/26	(1,200)	9	(53)	62
Turkiye Cumhuriyeti Basbakanlik (Q)	JPM	2.03	1.00	12/20/30	(600)	(27)	(38)	11
					(171,881)	2,163	(1,038)	3,201

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,586,367	—	1,586,367
Non-U.S. Government Agency Asset-Backed Securities	—	529,903	—	529,903
Corporate Bonds And Notes	—	193,128	—	193,128
Senior Floating Rate Instruments	—	19,537	26,852	46,389
Common Stocks	1,827	190	5,949	7,966
Rights	1,869	—	—	1,869
Preferred Stocks	—	—	827	827
Warrants	—	—	171	171
Short Term Investments	8,369	479,141	—	487,510
	12,065	2,808,266	33,799	2,854,130
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,135	—	—	2,135
Centrally Cleared Interest Rate Swap Agreements	—	70,432	—	70,432
Centrally Cleared Credit Default Swap Agreements	—	1,613	—	1,613
Open Forward Foreign Currency Contracts	—	1,198	—	1,198
OTC Credit Default Swap Agreements	—	3,221	—	3,221
	2,135	76,464	—	78,599
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(869)	—	—	(869)
Centrally Cleared Interest Rate Swap Agreements	—	(37,770)	—	(37,770)
Centrally Cleared Credit Default Swap Agreements	—	(1,030)	—	(1,030)
Open Forward Foreign Currency Contracts	—	(2,738)	—	(2,738)
OTC Credit Default Swap Agreements	—	(16)	(4)	(20)
	(869)	(41,554)	(4)	(42,427)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 79.8%
Financials 30.6%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (a) (b)	600	752
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	3,700	3,420
Ally Financial Inc.
6.99%, 06/13/29	500	528
American Express Company
5.44%, 01/30/36	1,300	1,352
Antares Holdings LP
3.95%, 07/15/26 (c)	300	299
3.75%, 07/15/27 (c)	630	616
7.95%, 08/11/28 (c)	600	635
6.50%, 02/08/29 (c)	500	511
Apollo Debt Solutions BDC
6.70%, 07/29/31	1,200	1,267
Arch Capital Group Ltd.
3.64%, 06/30/50	615	457
Ares Capital Corporation
5.95%, 07/15/29	600	615
Ares Finance Co. II LLC
3.25%, 06/15/30 (c)	1,200	1,137
Ares Finance Co. III LLC
4.13%, 06/30/51 (c)	500	489
Ares Strategic Income Fund
5.60%, 02/15/30	200	201
5.15%, 01/15/31 (c)	600	589
6.20%, 03/21/32	200	205
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	400	420
3.60%, 09/15/51	1,700	1,199
Aviation Capital Group LLC
3.50%, 11/01/27 (c)	1,400	1,379
6.25%, 04/15/28 (c)	600	623
5.38%, 07/15/29 (c)	400	410
Aviva PLC
7.75%, (100, 09/30/32), GBP (a) (b) (d)	300	426
Avolon Holdings Funding Limited
2.53%, 11/18/27 (c)	922	894
4.95%, 10/15/32 (c)	100	99
Banco Santander, S.A.
4.88%, 10/18/31, EUR (b) (d)	2,700	3,409
Bank of America Corporation
3.82%, 01/20/28	2,750	2,744
3.97%, 02/07/30	6,950	6,915
1.90%, 07/23/31	3,900	3,505
2.69%, 04/22/32	2,300	2,112
4.57%, 04/27/33	800	799
5.29%, 04/25/34	3,200	3,306
Barclays PLC
8.38%, (100, 09/15/31), GBP (a) (b)	600	867
5.69%, 03/12/30	2,000	2,082
6.22%, 05/09/34	2,900	3,121
BGC Group, Inc.
8.00%, 05/25/28 (e)	600	641
6.15%, 04/02/30	300	310
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (c)	800	897
Blackstone Inc.
2.50%, 01/10/30 (c)	5,700	5,336
5.00%, 06/15/44 (c)	300	279
Blackstone Secured Lending Fund
5.88%, 11/15/27	1,000	1,021
Block, Inc.
5.63%, 08/15/30 (c)	300	306
Blue Owl Finance LLC
4.13%, 10/07/51	3,400	2,389
BNP Paribas
7.00%, (100, 08/16/28) (a) (c) (d)	200	204
8.50%, (100, 08/14/28) (a) (c) (d)	1,200	1,276
Boral Finance Pty Limited
3.75%, 05/01/28 (c)	338	332
BPCE
6.61%, 10/19/27 (c)	900	917
7.00%, 10/19/34 (c)	400	446
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	321
Brookfield Financial, Inc.
3.90%, 01/25/28	1,400	1,396
5.68%, 01/15/35	1,400	1,450
CaixaBank, S.A.
5.88%, (100, 10/09/27), EUR (a) (b) (d)	1,200	1,460
Cantor Fitzgerald, L.P.
7.20%, 12/12/28 (c)	1,000	1,058
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (a)	3,200	3,152
Capital One Financial Corporation
3.95%, (100, 09/01/26) (a)	1,100	1,086
Charles Schwab Corporation, The
4.00%, (100, 12/01/30) (a)	2,300	2,147
5.00%, (100, 12/01/27) (a)	900	881
1.65%, 03/11/31	3,700	3,244
CI Financial Corp.
7.50%, 05/30/29 (c)	500	531
Citadel Finance LLC
5.90%, 02/10/30 (c)	1,000	1,021
Citadel Limited Partnership
6.38%, 01/23/32 (c) (e)	900	953
Citigroup Inc.
6.88%, (100, 08/15/30) (a)	900	919
6.95%, (100, 02/15/30) (a)	875	900
5.57%, 04/30/34	700	741
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (a)	800	794
CNA Financial Corporation
2.05%, 08/15/30	300	270
CoBank, ACB
4.25%, (100, 01/01/27) (a) (c)	2,200	2,155
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (a) (b)	1,400	1,851
Cooperatieve Rabobank U.A.
4.38%, (100, 06/29/27), EUR (a) (b)	800	944
3.75%, 07/21/26	1,000	998
Corebridge Financial, Inc.
3.85%, 04/05/29	1,900	1,872
Credit Agricole S.A.
7.25%, (100, 09/23/28), EUR (a) (d)	600	754
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (b)	13	13
7.50%, 06/15/30 (c)	51	50
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (c)	1,800	1,833
Encore Capital Group, Inc.
8.50%, 05/15/30 (c)	300	321
Equitable Holdings, Inc.
6.70%, 03/28/55	1,000	1,043
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (a) (b)	2,000	2,345
Essent Group Ltd.
6.25%, 07/01/29	500	522
Export-Import Bank of India
3.25%, 01/15/30 (c)	600	574
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (c)	600	701
4.63%, 04/29/30 (f)	1,900	1,906
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	254
First American Financial Corporation
5.45%, 09/30/34	400	401
Ford Motor Credit Company LLC
5.85%, 05/17/27	500	508
4.13%, 08/17/27	300	298
3.82%, 11/02/27	1,653	1,628
5.92%, 03/20/28 (f)	1,300	1,331
5.80%, 03/08/29	500	511

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.11%, 05/03/29	256	256
5.30%, 09/06/29	544	548
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (c) (f)	300	313
Franklin Resources, Inc.
2.95%, 08/12/51	1,480	935
FS KKR Capital Corp.
7.88%, 01/15/29	1,400	1,450
GE Capital Funding LLC
4.55%, 05/15/32	537	542
Global Atlantic Financial Company
6.75%, 03/15/54 (c)	200	205
Global Payments Inc.
2.90%, 05/15/30	400	370
4.88%, 11/15/30	1,400	1,401
4.15%, 08/15/49 (f)	500	373
Goldman Sachs Group, Inc., The
6.13%, (100, 11/10/34) (a)	1,000	1,018
7.50%, (100, 05/10/29) (a)	1,700	1,797
4.22%, 05/01/29	1,100	1,102
1.99%, 01/27/32	3,900	3,465
2.38%, 07/21/32	2,000	1,792
5.02%, 10/23/35	2,800	2,814
5.54%, 01/28/36	1,700	1,766
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	1,300	1,339
6.38%, 07/01/34	1,000	1,022
Hanover Insurance Group Inc., The
2.50%, 09/01/30	500	455
HPS Corporate Lending Fund
5.95%, 04/14/32	600	609
HSBC Holdings PLC
7.39%, 11/03/28	800	846
Intesa Sanpaolo SpA
6.63%, 06/20/33 (c)	300	330
7.20%, 11/28/33 (c)	1,100	1,256
7.80%, 11/28/53 (c)	600	734
Itau Unibanco Holding S.A.
6.00%, 02/27/30 (c)	1,300	1,344
JAB Holdings B.V.
2.20%, 11/23/30 (c)	686	611
JPMorgan Chase & Co.
6.50%, (100, 04/01/30) (a)	1,400	1,453
6.73%, (3 Month Term SOFR + 2.75%), (100, 01/01/26) (a) (g)	4,700	4,701
6.88%, (100, 06/01/29) (a)	1,000	1,055
3.78%, 02/01/28	2,350	2,345
5.58%, 04/22/30	2,600	2,713
2.74%, 10/15/30	2,900	2,753
4.60%, 10/22/30 (f)	1,000	1,013
5.14%, 01/24/31	100	103
1.95%, 02/04/32	1,800	1,600
5.35%, 06/01/34	1,500	1,560
6.25%, 10/23/34	3,000	3,296
5.29%, 07/22/35	100	103
KBC Groep
6.25%, (100, 09/17/31), EUR (a) (b) (d)	400	492
Lazard Group LLC
4.50%, 09/19/28	1,200	1,209
4.38%, 03/11/29	278	279
Lloyds Banking Group PLC
4.98%, 08/11/33	2,300	2,339
5.68%, 01/05/35	1,500	1,580
Marex Group PLC
5.83%, 05/08/28	200	203
Marsh & Mclennan Companies, Inc.
5.00%, 03/15/35	900	912
Meiji Yasuda Life Insurance Company
6.10%, 06/11/55 (c)	600	622
Mitsubishi UFJ Financial Group, Inc.
5.19%, 09/12/36	3,600	3,660
Mizuho Financial Group, Inc.
1.98%, 09/08/31 (d)	1,900	1,702
5.59%, 07/10/35 (d)	900	940
Morgan Stanley
5.88%, (100, 09/15/26) (a)	700	695
5.12%, 02/01/29	4,550	4,644
6.41%, 11/01/29	2,400	2,543
5.17%, 01/16/30	1,600	1,642
4.65%, 10/18/30	600	607
5.23%, 01/15/31	200	206
3.62%, 04/01/31	3,500	3,397
1.79%, 02/13/32	900	790
2.24%, 07/21/32	1,600	1,421
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	500	507
MSCI Inc.
3.63%, 11/01/31 (c)	800	752
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,500	1,399
Nationwide Building Society
6.56%, 10/18/27 (c)	1,450	1,477
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (c)	500	379
NatWest Group PLC
4.60%, (100, 06/28/31) (a) (d)	800	741
5.58%, 03/01/28	1,500	1,527
5.08%, 01/27/30	2,800	2,863
Nomura Holdings, Inc.
7.00%, (100, 07/15/30) (a)	600	615
5.84%, 01/18/28	1,800	1,856
2.17%, 07/14/28	1,900	1,808
5.78%, 07/03/34	200	211
North American Company for Life and Health Insurance
6.88%, 04/15/34 (c)	1,500	1,643
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (b)	87	11
1.50%, 10/01/53, DKK (b)	4,351	539
OneMain Finance Corporation
7.88%, 03/15/30	900	950
Protective Life Corporation
4.30%, 09/30/28 (c)	500	501
Rio Oil Finance Trust
9.75%, 01/06/27 (c) (h)	38	39
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,100	2,087
Santander UK Group Holdings PLC
5.69%, 04/15/31	600	625
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (b) (i) (j) (k)	5,700	—
SBL Holdings, Inc.
5.90%, 09/26/28 (c)	200	199
Sixth Street Lending Partners
6.50%, 03/11/29	600	622
5.75%, 01/15/30	100	101
State Street Corporation
6.70%, (100, 03/15/29) (a)	600	623
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (b) (g) (h)	630	832
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30	2,700	2,459
5.42%, 07/09/31	2,700	2,827
5.56%, 07/09/34	800	841
UBS Group AG
6.60%, (100, 08/05/30) (a) (c) (d)	400	405
6.85%, (100, 09/10/29) (a) (c) (d)	600	615
7.00%, (100, 02/10/30) (a) (c) (d)	800	818
9.25%, (100, 11/13/28) (a) (b) (d)	400	439
4.15%, 12/23/29 (c)	900	899
5.96%, 01/12/34 (c)	1,900	2,024
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.
7.30%, 04/02/34 (c)	1,000	1,072
Unigel Netherlands Holding Corporation B.V.
15.00%, 12/31/44 (c) (i) (j) (l)	394	9
Wells Fargo & Company
6.85%, (100, 09/15/29) (a)	1,000	1,046

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
7.63%, (100, 09/15/28) (a)	400	426
3.58%, 05/22/28	4,800	4,769
2.39%, 06/02/28	4,400	4,300
5.57%, 07/25/29	500	517
5.20%, 01/23/30 (f)	1,700	1,750
2.57%, 02/11/31	3,700	3,457
5.56%, 07/25/34	300	315
Willis North America Inc.
2.95%, 09/15/29	1,500	1,428
		241,468
Energy 9.4%
ADNOC Murban RSC Ltd
4.25%, 09/11/29 (c)	1,500	1,509
Aker BP ASA
4.00%, 01/15/31 (c)	2,950	2,846
Canadian Natural Resources Limited
6.45%, 06/30/33 (f)	500	539
6.25%, 03/15/38	1,100	1,168
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	1,400	1,414
3.70%, 11/15/29	800	782
Cheniere Energy Partners, L.P.
5.75%, 08/15/34	800	835
5.55%, 10/30/35 (c)	1,850	1,892
Cheniere Energy, Inc.
5.65%, 04/15/34	100	104
Columbia Pipelines Holding Company LLC
5.10%, 10/01/31 (c)	300	305
Devon Energy Corporation
5.20%, 09/15/34	400	399
DT Midstream, Inc.
5.80%, 12/15/34 (c)	350	364
Enbridge Inc.
6.20%, 11/15/30 (f)	1,500	1,611
5.70%, 03/08/33	1,700	1,792
Energy Transfer LP
4.20%, 04/15/27	700	700
6.55%, 12/01/33	650	713
4.90%, 03/15/35	554	541
6.05%, 06/01/41	1,300	1,318
Energy Transfer Operating, L.P.
6.25%, 04/15/49	3,000	2,973
Eni S.p.A.
5.95%, 05/15/54 (c)	700	695
Enterprise Products Operating LLC
4.95%, 02/15/35	2,300	2,329
5.20%, 01/15/36	900	916
7.10%, (3 Month Term SOFR + 3.25%), 08/16/77 (g)	250	249
EQT Corporation
4.50%, 01/15/29	370	371
Flex Intermediate Holdco, LLC
3.36%, 06/30/31 (c)	2,200	2,028
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (c)	800	739
Gaz Finance PLC
0.00%, 01/27/29 (b) (i) (j)	1,800	1,260
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (c)	1,500	1,570
Kinder Morgan, Inc.
5.95%, 08/01/54	900	896
Midwest Connector Capital Company LLC
4.63%, 04/01/29 (c)	500	501
MPLX LP
2.65%, 08/15/30	3,500	3,243
5.20%, 12/01/47	1,638	1,460
4.90%, 04/15/58	300	247
Occidental Petroleum Corporation
7.88%, 09/15/31	2,050	2,345
6.20%, 03/15/40	10	10
ONEOK, Inc.
4.75%, 10/15/31	3,575	3,588
4.95%, 07/13/47	2,250	1,975
Petrobras Global Finance B.V.
5.13%, 09/10/30	2,200	2,158
Petroleos Mexicanos
6.84%, 01/23/30	400	406
6.70%, 02/16/32	100	100
QatarEnergy LNG
5.84%, 09/30/27 (c)	96	98
Sabine Pass Liquefaction, LLC
5.90%, 09/15/37	972	1,024
Santos Finance Ltd
3.65%, 04/29/31 (c)	400	374
6.88%, 09/19/33 (c)	2,300	2,510
Saudi Arabian Oil Company
2.25%, 11/24/30 (c)	200	181
5.75%, 07/17/54 (c)	400	390
Schlumberger Holdings Corporation
5.00%, 06/01/34 (c)	500	506
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,245
6.13%, 03/15/33	1,100	1,178
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (c)	5,100	4,812
Var Energi ASA
8.00%, 11/15/32 (c)	500	573
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (c)	2,400	2,155
6.25%, 01/15/30 (c)	600	608
4.13%, 08/15/31 (c)	300	273
Venture Global LNG, Inc.
9.88%, 02/01/32 (c)	1,100	1,135
Vine Energy Holdings LLC
6.75%, 04/15/29 (c)	300	302
Viper Energy Partners LLC
5.70%, 08/01/35	1,400	1,425
Weatherford International Ltd
6.75%, 10/15/33 (c)	200	205
Western Midstream Operating, LP
5.45%, 11/15/34	300	302
Williams Companies, Inc., The
5.60%, 03/15/35	1,400	1,455
5.30%, 09/30/35	1,700	1,730
Woodside Finance Limited
4.50%, 03/04/29 (c)	2,000	2,001
5.10%, 09/12/34	500	494
		73,867
Utilities 9.2%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	524	489
AES Corporation, The
5.45%, 06/01/28 (f)	2,900	2,970
6.95%, 07/15/55	700	686
Anglian Water Services Financing PLC
6.00%, 06/20/39, GBP (b)	100	131
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,493
Black Hills Corporation
2.50%, 06/15/30	1,400	1,297
6.00%, 01/15/35	325	347
Cameron LNG, LLC
3.40%, 01/15/38 (c)	1,300	1,128
Capital Power (US Holdings) Inc.
6.19%, 06/01/35 (c)	400	419
CenterPoint Energy Houston Electric, LLC
5.05%, 03/01/35	100	101
Connecticut Light and Power Company, The
4.90%, 07/01/33	400	406
DTE Electric Company
2.25%, 03/01/30	1,200	1,115
DTE Energy Company
2.95%, 03/01/30	500	474
Duke Energy Progress, LLC
5.05%, 03/15/35	1,700	1,732
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	1,000	986
Edison International
5.45%, 06/15/29	1,500	1,525

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Electricite de France
4.88%, 09/21/38 (c)	1,100	1,029
Entergy Corporation
2.80%, 06/15/30 (f)	2,600	2,434
Entergy Texas, Inc.
5.25%, 04/15/35	700	718
EPH Financing International, a.s.
5.88%, 11/30/29, EUR (b)	700	877
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	922
Eversource Energy
4.45%, 12/15/30	800	797
Florida Power & Light Company
4.80%, 05/15/33	2,000	2,040
Georgia Power Company
3.70%, 01/30/50	400	299
3.25%, 03/15/51	2,300	1,571
IPALCO Enterprises, Inc.
5.75%, 04/01/34	200	204
ITC Holdings Corp.
2.95%, 05/14/30 (c)	1,750	1,652
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (c)	1,200	1,201
Mississippi Power Company
3.95%, 03/30/28	2,200	2,199
National Grid Electricity Transmission PLC
2.00%, 04/17/40, GBP (b)	1,400	1,200
National Grid PLC
5.81%, 06/12/33	900	957
New York State Electric & Gas Corporation
3.30%, 09/15/49 (c)	100	67
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	419
PacifiCorp
5.30%, 02/15/31	900	926
6.25%, 10/15/37	1,087	1,135
7.38%, 09/15/55	700	713
PECO Energy Company
3.00%, 09/15/49	800	526
PG&E Company
3.30%, 03/15/27 - 08/01/40	5,100	4,512
3.75%, 07/01/28	250	247
3.25%, 06/01/31	1,400	1,304
6.00%, 08/15/35	400	420
4.60%, 06/15/43	600	501
4.30%, 03/15/45	200	159
4.25%, 03/15/46	1,200	941
4.95%, 07/01/50 (f)	500	423
5.25%, 03/01/52	2,300	2,003
Public Service Company of Colorado
1.88%, 06/15/31	2,700	2,376
Public Service Company of Oklahoma
5.45%, 01/15/36 (f)	1,650	1,692
Public Service Electric And Gas Company
4.85%, 08/01/34	500	505
San Diego Gas & Electric Company
5.40%, 04/15/35	1,500	1,554
4.10%, 06/15/49	200	158
Southern California Edison Company
5.35%, 03/01/26	700	702
5.30%, 03/01/28	4,200	4,289
5.65%, 10/01/28	1,100	1,139
5.25%, 03/15/30	700	718
6.05%, 03/15/39	400	410
3.60%, 02/01/45	400	288
4.00%, 04/01/47	1,100	827
Southern California Gas Company
2.55%, 02/01/30	1,500	1,414
5.20%, 06/01/33	1,800	1,857
SPP - distribucia , a.s.
1.00%, 06/09/31, EUR (b)	300	305
SW (Finance) I PLC
7.00%, 04/16/40, GBP (b)	1,000	1,348
System Energy Resources, Inc.
5.30%, 12/15/34	700	708
Thames Water Super Senior Issuer PLC
9.75%, 10/10/27, GBP (c)	151	233
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	2,870	2,824
Vistra Operations Company LLC
6.00%, 04/15/34 (c)	900	945
Yorkshire Water Finance PLC
1.75%, 10/27/32, GBP (b)	700	747
		72,734
Real Estate 7.8%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	1,900	1,784
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,370
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,203
American Tower Corporation
5.65%, 03/15/33	1,200	1,265
5.90%, 11/15/33	1,700	1,818
3.70%, 10/15/49	2,100	1,560
Broadstone Net Lease, LLC
5.00%, 11/01/32	200	200
Canary Wharf Group Investment Holdings PLC
1.75%, 04/07/26, EUR (b)	637	743
CBRE Services, Inc.
5.50%, 04/01/29	200	207
COPT Defense Properties
2.25%, 03/15/26	400	398
CoStar Group, Inc.
2.80%, 07/15/30 (c)	1,100	1,009
Crown Castle Inc.
2.50%, 07/15/31	500	447
5.20%, 09/01/34	1,700	1,719
Digital Dutch Finco B.V.
1.50%, 03/15/30, EUR (b)	1,400	1,533
EPR Properties
4.75%, 12/15/26	200	201
3.60%, 11/15/31	1,800	1,668
Equinix, Inc.
2.15%, 07/15/30	1,700	1,541
Essex Portfolio, L.P.
2.65%, 03/15/32	3,862	3,446
Extra Space Storage LP
2.20%, 10/15/30	900	814
Fideicomiso Fibra Uno
7.38%, 02/13/34 (c)	231	254
GLP Financing, LLC
5.75%, 06/01/28	300	308
5.30%, 01/15/29	700	712
4.00%, 01/15/31	5,600	5,358
Goodman US Finance Six, LLC
5.13%, 10/07/34 (c)	2,000	2,010
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	372
Host Hotels & Resorts, L.P.
3.38%, 12/15/29	3,600	3,454
3.50%, 09/15/30 (e) (f)	3,400	3,243
Hudson Pacific Properties, L.P.
5.95%, 02/15/28	500	493
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	3,100	3,014
Kaisa Group Holdings Ltd.
0.00%, 12/31/26 - 12/31/32 (c) (d) (m)	2,154	11
5.00%, 11/30/27 (b)	52	4
6.72%, 12/28/27 (b) (h) (l)	155	3
5.25%, 12/28/28 (b) (l)	227	5
5.50%, 12/28/29 (b) (l)	366	7
5.75%, 12/28/30 (b) (l)	458	9
6.00%, 12/28/31 (b) (l)	663	13
6.25%, 12/28/32 (b) (l)	649	13
Kilroy Realty, L.P.
3.05%, 02/15/30	1,000	930
6.25%, 01/15/36	700	725

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Newmark Group, Inc.
7.50%, 01/12/29 (e)	700	749
Next Properties Trust 2401
7.38%, 02/13/34 (c)	569	631
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,867
Phillips Edison Grocery Center Operating Partnership I, L.P.
5.25%, 08/15/32	925	946
ProLogis, L.P.
4.20%, 02/15/33, CAD (b)	700	513
Realty Income Corporation
3.88%, 06/20/35, EUR	700	811
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	800	715
Safehold GL Holdings LLC
5.65%, 01/15/35	300	308
Store Capital LLC
5.40%, 04/30/30 (c)	800	815
Sunac China Holdings Limited
0.00%, 06/23/26 - 06/23/28 (c) (d) (m)	643	95
VICI Properties Inc.
5.75%, 02/01/27 (c)	400	405
3.88%, 02/15/29 (c)	2,500	2,451
4.13%, 08/15/30 (c) (f)	1,300	1,260
Welltower OP LLC
4.50%, 07/01/30	1,300	1,314
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	4,000	3,952
Yango Justice International Limited
0.00%, 04/15/49 (b) (i) (j)	600	—
		61,696
Health Care 7.0%
AbbVie Inc.
5.20%, 03/15/35	800	828
4.40%, 11/06/42	1,381	1,233
Adventist Health System/West
2.95%, 03/01/29	1,000	949
Alcon Finance Corporation
2.60%, 05/27/30 (c)	700	651
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	3,000	3,108
5.60%, 03/02/43	2,700	2,717
5.65%, 03/02/53	800	784
AstraZeneca Finance LLC
4.90%, 02/26/31	1,200	1,242
Bausch Health Companies Inc.
11.00%, 09/30/28 (c)	270	280
14.00%, 10/15/30 (c)	53	53
Bayer US Finance LLC
6.38%, 11/21/30 (c)	4,800	5,132
6.50%, 11/21/33 (c)	800	866
Becton, Dickinson and Company
5.08%, 06/07/29	200	205
1.96%, 02/11/31	2,600	2,315
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,334
Centene Corporation
2.45%, 07/15/28	1,100	1,030
3.00%, 10/15/30	3,700	3,308
2.50%, 03/01/31	300	259
Cigna Group, The
2.40%, 03/15/30	1,041	968
CommonSpirit Health
4.35%, 09/01/30	400	398
4.98%, 09/01/35	100	99
CVS Health Corporation
4.30%, 03/25/28	1,400	1,404
5.00%, 01/30/29	500	511
7.51%, 01/10/32 (c)	30	32
5.25%, 02/21/33	1,100	1,133
4.78%, 03/25/38	1,700	1,607
5.05%, 03/25/48	1,300	1,147
5.88%, 06/01/53	500	486
6.05%, 06/01/54	100	100
6.20%, 09/15/55	100	102
Elevance Health, Inc.
4.10%, 05/15/32	200	195
4.75%, 02/15/33	3,400	3,415
6.10%, 10/15/52	900	928
Grifols, S.A.
7.50%, 05/01/30, EUR (b)	800	986
HCA Inc.
3.63%, 03/15/32	4,900	4,633
5.50%, 06/01/33 - 06/15/47	2,600	2,621
Illumina, Inc.
5.75%, 12/13/27	100	103
2.55%, 03/23/31 (f)	200	181
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	507
Mars, Incorporated
5.65%, 05/01/45 (c)	1,300	1,311
Stryker Corporation
4.85%, 12/08/28	2,000	2,048
4.63%, 09/11/34	500	497
Sutter Health
5.16%, 08/15/33	300	309
UnitedHealth Group Incorporated
4.95%, 01/15/32	1,643	1,684
5.50%, 07/15/44	500	496
5.63%, 07/15/54	1,000	982
		55,177
Industrials 3.9%
Air Lease Corporation
5.30%, 06/25/26	1,100	1,106
Aircastle Limited
2.85%, 01/26/28 (c)	2,700	2,623
Amrize Finance US LLC
5.40%, 04/07/35	1,300	1,341
BAE Systems PLC
3.40%, 04/15/30 (c)	300	290
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,696
Boeing Company, The
6.13%, 02/15/33 (f)	300	325
3.60%, 05/01/34	1,525	1,387
5.81%, 05/01/50 (e)	4,100	4,042
6.86%, 05/01/54 (e)	900	1,012
5.93%, 05/01/60 (e)	2,000	1,965
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	3,700	3,487
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	498
Equifax, Inc.
5.10%, 06/01/28	1,000	1,021
GATX Corporation
3.50%, 03/15/28	500	493
Heathrow Finance PLC
4.13%, 09/01/29, GBP (b) (e) (h)	300	379
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35 (f)	1,125	1,192
IRB Infrastructure Developers Limited
7.11%, 03/11/32 (c)	400	413
Lockheed Martin Corporation
4.80%, 08/15/34	900	910
RTX Corporation
6.10%, 03/15/34	1,000	1,094
5.38%, 02/27/53	900	864
Textron Inc.
3.38%, 03/01/28	1,000	986
Verisk Analytics, Inc.
4.13%, 03/15/29	400	399
		30,523
Communication Services 3.6%
Beignet Investments, LLC
6.58%, 05/30/49 (c)	7,129	7,548
Charter Communications Operating, LLC
5.85%, 12/01/35	300	300
3.50%, 03/01/42	3,000	2,079

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.75%, 04/01/48	300	258
4.80%, 03/01/50	2,000	1,505
3.85%, 04/01/61	200	119
3.95%, 06/30/62	1,500	904
Comcast Corporation
5.50%, 05/15/64	700	626
Fox Corporation
6.50%, 10/13/33	900	993
Live Nation Entertainment, Inc.
3.75%, 01/15/28 (c)	200	197
Netflix, Inc.
3.88%, 11/15/29, EUR (b)	1,400	1,696
NTT Finance Corporation
5.17%, 07/16/32 (c)	1,000	1,026
Oi S.A. – Em Recuperacao Judicial
10.00%, 06/30/27 (c) (l)	129	58
8.50%, 12/31/28 (c) (l)	268	3
Paramount Global
3.70%, 06/01/28	800	784
T-Mobile USA, Inc.
5.15%, 04/15/34	100	102
4.70%, 01/15/35 (f)	2,300	2,261
4.95%, 11/15/35	2,000	1,989
3.30%, 02/15/51	3,500	2,349
5.75%, 01/15/54	2,100	2,063
Verizon Communications Inc.
5.00%, 01/15/36	1,900	1,887
		28,747
Consumer Discretionary 3.5%
BMW US Capital, LLC
4.62%, (SOFR + 0.92%), 03/21/28 (c) (g)	1,700	1,708
Burberry Group PLC
5.75%, 06/20/30, GBP (b)	400	551
Carnival Corporation
4.00%, 08/01/28 (c)	1,100	1,083
5.13%, 05/01/29 (c)	100	101
Choice Hotels International, Inc.
5.85%, 08/01/34	400	408
Ferguson Finance PLC
3.25%, 06/02/30 (c)	3,900	3,723
Hilton Domestic Operating Company, Inc.
5.88%, 04/01/29 (c)	500	512
Hyatt Hotels Corporation
5.38%, 12/15/31	500	518
Hyundai Capital America
5.10%, 06/24/30 (c)	1,300	1,329
Las Vegas Sands Corp.
3.50%, 08/18/26	600	596
3.90%, 08/08/29	1,100	1,072
6.00%, 08/15/29	3,225	3,368
6.20%, 08/15/34 (f)	1,100	1,157
Marriott International, Inc.
5.45%, 09/15/26	1,000	1,009
4.63%, 06/15/30 (e)	200	203
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (c)	1,400	1,364
NVR, Inc.
3.00%, 05/15/30	4,400	4,164
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	800	791
5.50%, 04/01/28 (c)	400	407
5.63%, 09/30/31 (c)	400	409
5.38%, 01/15/36	400	402
Spectrum Management Holding Company, LLC
4.50%, 09/15/42	300	231
Tapestry, Inc.
5.50%, 03/11/35	400	409
Volkswagen Group of America Finance, LLC
5.05%, 03/27/28 (c)	1,300	1,319
Warnermedia Holdings, Inc.
5.05%, 03/15/42	1,700	1,105
		27,939
Information Technology 3.1%
Booz Allen Hamilton Inc.
5.95%, 08/04/33	600	626
Broadcom Inc.
3.14%, 11/15/35 (c)	1,622	1,398
3.19%, 11/15/36 (c)	1,093	928
4.93%, 05/15/37 (c)	2,858	2,822
CDW Finance Corporation
3.25%, 02/15/29	800	769
3.57%, 12/01/31	1,400	1,303
Chorus Limited
4.95%, 03/14/30 (c)	400	405
Gartner, Inc.
4.95%, 03/20/31	1,200	1,207
Motorola Solutions, Inc.
4.60%, 05/23/29	1,100	1,113
NXP B.V.
3.40%, 05/01/30	899	867
Oracle Corporation
2.30%, 03/25/28	6,000	5,717
5.20%, 09/26/35	1,800	1,728
4.00%, 07/15/46	900	626
6.00%, 08/03/55	600	531
Synopsys, Inc.
5.00%, 04/01/32	1,300	1,327
VMware LLC
4.70%, 05/15/30 (e)	3,100	3,150
		24,517
Consumer Staples 1.2%
Ashtead Capital, Inc.
4.00%, 05/01/28 (c)	400	396
5.80%, 04/15/34 (c)	1,100	1,154
BCP V Modular Services Finance II PLC
6.50%, 07/10/31, EUR (c)	500	546
Conagra Brands, Inc.
5.00%, 08/01/30	300	304
Diageo Capital PLC
2.00%, 04/29/30	950	868
Greene King Finance PLC
5.32%, 09/15/31, GBP (b) (h)	260	353
Haleon US Capital LLC
3.63%, 03/24/32	1,250	1,189
JDE Peet's N.V.
1.13%, 06/16/33, EUR (b)	100	96
Kraft Heinz Foods Company
6.88%, 01/26/39	1,200	1,342
Massachusetts Institute of Technology
4.68%, 07/01/14	200	169
Philip Morris International Inc.
4.13%, 04/28/28	500	502
1.75%, 11/01/30	200	178
5.38%, 02/15/33	1,500	1,569
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (c)	950	865
		9,531
Materials 0.5%
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/49 (b) (c) (i) (j) (k)	900	—
Synthos Spolka Akcyjna
2.50%, 06/07/28, EUR (b)	400	437
Unigel Luxembourg S.A.
13.50%, 12/31/27 (c) (i) (j) (l)	160	110
11.00%, 12/31/28 (c) (i) (j) (l)	411	51
Vale Overseas Ltd
6.13%, 06/12/33	3,100	3,317
		3,915
Total Corporate Bonds And Notes (cost $646,245)		630,114
GOVERNMENT AND AGENCY OBLIGATIONS 17.1%
Mortgage-Backed Securities 7.1%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	366	348
4.50%, 09/01/48 - 09/01/53	882	867
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
3.00%, 05/01/52	430	382
6.50%, 02/01/54	2,422	2,517
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	164	151
4.50%, 08/01/48 - 01/01/49	178	175
4.00%, 03/01/49 - 05/01/50	1,353	1,300
6.00%, 11/01/53	303	312
TBA, 5.00%, 01/15/56 (n)	18,500	18,454
TBA, 4.00%, 02/15/56 (n)	11,900	11,279
Government National Mortgage Association
4.00%, 07/20/55	4,671	4,409
TBA, 5.00%, 01/15/56 (n)	2,900	2,893
TBA, 6.00%, 01/15/56 (n)	1,600	1,630
TBA, 4.00%, 02/15/56 (n)	9,000	8,490
TBA, 4.50%, 02/15/56 (n)	2,600	2,531
		55,738
Sovereign 5.2%
Cabinet of Ministers of Ukraine
4.50%, 02/01/29 - 02/01/34 (c) (h)	144	101
0.00%, 02/01/30 - 02/01/36 (c) (h)	83	45
Cabinet Office, Government of Japan
2.00%, 12/20/44, JPY	390,000	2,167
2.40%, 03/20/45 - 03/20/55, JPY	274,800	1,604
3.20%, 09/20/55, JPY	100,000	619
2.20%, 03/20/64, JPY	164,000	762
Cassa Depositi E Prestiti Societa Per Azioni
5.88%, 04/30/29 (c)	1,000	1,049
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	2,543	839
6.15%, 08/12/32, PEN (b)	100	32
6.15%, 08/12/32, PEN (c)	1,922	616
7.30%, 08/12/33, PEN	5,400	1,837
5.40%, 08/12/34, PEN (b)	12,600	3,713
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 03/19/34, EUR	1,500	1,756
6.00%, 05/07/36	700	708
Government of Saudi Arabia
5.13%, 01/13/28 (c)	1,800	1,836
4.75%, 01/16/30 (c)	200	203
2.25%, 02/02/33 (c)	5,100	4,372
3.75%, 03/05/37, EUR (c)	300	346
HM Treasury
4.38%, 07/31/54, GBP (b)	1,227	1,451
Israel, State of
5.38%, 03/12/29 - 02/19/30	3,100	3,185
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (b) (i) (j)	200	205
0.00%, 04/04/42 (b) (c) (i) (j)	200	135
Presidencia da Republica
7.25%, 01/12/56	700	694
Queensland Treasury Corporation
1.50%, 08/20/32, AUD (c)	1,300	700
Romania, Government of
2.13%, 03/07/28, EUR (c)	200	231
5.38%, 03/22/31, EUR (c)	500	610
5.25%, 05/30/32, EUR (c)	1,000	1,199
3.75%, 02/07/34, EUR (c)	800	844
South Africa, Parliament of
8.88%, 02/28/35, ZAR	82,390	5,191
8.50%, 01/31/37, ZAR	73,200	4,395
		41,445
U.S. Treasury Note 2.2%
Treasury, United States Department of
2.75%, 08/15/32 (o)	3,800	3,545
4.13%, 11/15/32 (o)	2,500	2,530
4.00%, 02/15/34 (o)	11,000	10,979
4.25%, 08/15/35 (n) (o)	654	660
		17,714
U.S. Treasury Bond 2.0%
Treasury, United States Department of
4.38%, 05/15/41 - 08/15/43	5,224	5,059
4.00%, 11/15/42	2,014	1,849
4.88%, 08/15/45	3,543	3,585
4.63%, 11/15/55	5,200	5,023
		15,516
U.S. Treasury Inflation Indexed Securities 0.3%
Treasury, United States Department of
1.00%, 02/15/46 (p)	412	311
2.13%, 02/15/54 (p)	1,369	1,231
2.38%, 02/15/55 (p)	1,073	1,018
		2,560
Municipal 0.2%
GC Education, Inc.
7.38%, 10/01/29	500	525
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,005	1,031
		1,556
Treasury Inflation Indexed Securities 0.1%
Presidencia da Republica
6.00%, 08/15/60, BRL (g) (q)	900	647
Total Government And Agency Obligations (cost $132,848)		135,176
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.4%
Air Canada
Series 2015-A-1, 3.60%, 03/15/27	105	103
Series 2020-A-2, 5.25%, 04/01/29	42	43
Series 2017-A-1, 3.55%, 01/15/30	321	300
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	669	669
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,592	973
Series 2005-2A1-27, REMIC, 4.34%, (12 Month Treasury Average + 1.35%), 08/25/35 (g) (r)	44	36
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,193	837
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	686	682
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	480	237
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	2,899	1,630
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	439	436
Series 2015-AA-2, 3.60%, 09/22/27	550	541
Series 2016-AA-1, 3.58%, 01/15/28	172	169
Series 2016-AA-2, 3.20%, 06/15/28	1,111	1,078
Series 2017-AA-2, 3.35%, 10/15/29	1,604	1,548
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	140	132
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 3.52%, (12 Month Treasury Average + 0.94%), 10/25/46 (g) (h) (r)	292	208
Apidos CLO XXXIV LLC
Series 2021-A-35A, 5.20%, (3 Month Term SOFR + 1.31%), 04/20/34 (g)	2,500	2,502
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	8	6
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.52%, 11/20/36 (g)	1,202	1,038
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 4.99%, 04/25/35 (g)	217	202
Bear Stearns ARM Trust 2005-6
Series 2005-2A2-3, REMIC, 4.84%, 06/25/35 (g)	196	180
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.83%, 07/25/36 (g)	504	444

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 4.53%, (1 Month Term SOFR + 0.34%), 11/25/36 (g) (h) (r)	1,000	970
Bluemountain CLO XXX Ltd
Series 2018-A1R-3A, 4.79%, (3 Month Term SOFR + 1.19%), 10/25/30 (g)	858	859
British Airways PLC
Series 2021-A-1, 2.90%, 03/15/35	1,198	1,090
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 5.00%, (1 Month Term SOFR + 1.26%), 08/19/38 (g) (h)	256	255
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 4.76%, (1 Month Term SOFR + 1.01%), 02/15/39 (g)	155	155
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 0.81%, 01/25/37 (g) (h) (r)	541	148
Centex Corporation
Series 2004-MV1-D, REMIC, 4.70%, (1 Month Term SOFR + 1.04%), 09/25/34 (g) (h) (r)	16	15
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	549	255
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.10%, (1 Month Term SOFR + 0.53%), 11/25/34 (g) (r)	245	228
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 5.26%, (1 Month Term SOFR + 1.51%), 07/15/38 (g)	1,700	1,510
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 4.93%, (1 Month Term SOFR + 1.18%), 06/15/34 (g) (h)	65	64
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 3.99%, (1 Month Term SOFR + 0.25%), 07/25/35 (g) (h)	45	41
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.22%, (1 Month Term SOFR + 0.85%), 06/25/37 (g) (h) (r)	391	387
CWABS, Inc.
Series 2004-M1-4, REMIC, 4.75%, (1 Month Term SOFR + 0.83%), 07/25/34 (g) (h) (r)	1	1
Series 2005-1A-AB4, REMIC, 3.35%, (1 Month Term SOFR + 0.59%), 03/25/36 (g) (h) (r)	15	14
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	2,044
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	537	516
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 5.49%, (1 Month Term SOFR + 1.54%), 10/25/34 (g) (h) (r)	350	344
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 1.40%, (1 Month Term SOFR + 0.62%), 01/25/36 (g) (h) (r)	241	201
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 1.11%, (1 Month Term SOFR + 0.39%), 09/25/36 (g) (h) (r)	2,483	804
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 3.64%, (1 Month Term SOFR + 0.52%), 12/19/36 (g) (h) (r)	359	301
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 3.44%, (1 Month Term SOFR + 0.59%), 07/25/35 (g) (h) (r)	211	193
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 2.39%, 08/25/36 (g) (h) (r)	941	557
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 3.78%, (1 Month Term SOFR + 0.52%), 07/25/36 (g) (h) (r)	123	121
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	216	192
Series 2020-1A-1, 4.00%, 11/15/32	1,951	1,840
LCM 35 Ltd.
Series A1R-35A, 4.98%, (3 Month Term SOFR + 1.08%), 10/15/34 (g)	1,900	1,900
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 0.98%, (1 Month Term SOFR + 0.43%), 09/25/36 (g) (h) (r)	875	217
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 3.62%, (1 Month Term SOFR + 0.83%), 12/25/34 (g) (h) (r)	564	531
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 4.82%, (1 Month Term SOFR + 0.86%), 09/25/35 (g) (h) (r)	478	460
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 5.28%, (1 Month Term SOFR + 1.35%), 02/20/37 (g)	649	649
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 1.75%, (1 Month Term SOFR + 0.21%), 04/25/37 (g) (h) (r)	8	4
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 4.41%, (1 Month Term SOFR + 0.51%), 04/25/36 (g) (h) (r)	254	196
Neuberger Berman Loan Advisers CLO 42, Ltd.
Series 2021-AR-43A, 4.93%, (3 Month Term SOFR + 1.05%), 07/17/36 (g)	2,400	2,402
New Century Home Equity Loan Trust
Series 2005-M2-D, REMIC, 3.05%, (1 Month Term SOFR + 0.82%), 02/25/36 (g) (h) (r)	300	253
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 4.22%, (1 Month Term SOFR + 0.27%), 08/25/36 (g) (h) (r)	132	132
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (g)	291	287
Northwoods Capital 25 Ltd
Series 2021-AR-25A, 4.74%, (3 Month Term SOFR + 0.86%), 07/20/34 (g)	1,000	998
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	28	23
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 2.97%, 09/25/37 (g) (h) (r)	135	51
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	21	19
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 4.08%, (1 Month Term SOFR + 0.57%), 12/25/35 (g) (h) (r)	123	96
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 4.75%, (1 Month Term SOFR + 1.00%), 01/15/27 (g)	1,600	1,597
Spirit Airlines, LLC
Series 2015-A-1, 0.00%, 04/01/28 (i) (j)	467	443
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.80%, 08/25/35 (g) (r)	1	1
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (b)	540	726
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	45	44
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	772	795
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,364	3,082
United Airlines, Inc.
Series 2014-A-1, 4.00%, 04/11/26	386	384
Total Non-U.S. Government Agency Asset-Backed Securities (cost $45,673)		42,389
SENIOR FLOATING RATE INSTRUMENTS 0.6%
Health Care 0.3%
Bausch & Lomb Corporation
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.25%), 12/17/30 (g)	2,090	2,108
Financials 0.2%
Republic of Panama
Term Loan, 3.84%, (3 Month EURIBOR + 1.75%), 03/07/27, EUR (g) (k)	1,400	1,649

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Communication Services 0.1%
Live Nation Entertainment, Inc.
2025 Term Loan B, 5.73%, (1 Month Term SOFR + 2.00%), 10/19/32 (g)	1,000	1,000
Total Senior Floating Rate Instruments (cost $4,584)		4,757
PREFERRED STOCKS 0.1%
Financials 0.1%
Morgan Stanley, 6.50%, (25, 10/15/27) (a)	35	881
Total Preferred Stocks (cost $865)		881
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	26
DrillCo Holding Lux S.A. (i) (k)	—	8
DrillCo Holding Lux S.A. (i) (k)	3	76
Stichting Administratiekantoor Unigel Creditors (i) (k)	1	—
SVB Financial Group (i)	104	8
		121
Real Estate 0.0%
Kaisa Group Holdings Ltd. (i)	3,728	46
Total Common Stocks (cost $81)		167
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 3.74% (s) (t)	7,545	7,545
U.S. Treasury Bill 0.2%
Treasury, United States Department of
3.82%, 03/03/26 (o)	1,100	1,093
3.66%, 04/14/26 (o)	557	551
		1,644
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 3.64% (s) (t)	198	198
Total Short Term Investments (cost $9,387)		9,387
Total Investments 104.2% (cost $839,683)		822,871
Total Purchased Options 0.0% (cost $73)		59
Other Derivative Instruments (0.1)%		(488)
Other Assets and Liabilities, Net (4.1)%		(32,503)
Total Net Assets 100.0%		789,939

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $145,004 and 18.4% of the Fund.

(d) Convertible security.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(f) All or a portion of the security was on loan as of December 31, 2025.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(i) Non-income producing security.

(j) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $49,081.

(o) All or a portion of the security is pledged or segregated as collateral.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) Treasury inflation indexed note, par amount is not adjusted for inflation.

(r) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	2,876	123,521	126,199	45	—	—	198	—
JNL Government Money Market Fund, 3.74% - Class SL	3,752	109,187	105,394	179	—	—	7,545	1.0
	6,628	232,708	231,593	224	—	—	7,743	1.0

Summary of Investments by Country^	Total Long Term Investments
United States of America	77.0%
United Kingdom	4.0
Japan	2.9
Canada	1.8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Summary of Investments by Country^	Total Long Term Investments
Germany	1.3
South Africa	1.2
Australia	1.1
Saudi Arabia	1.1
Brazil	1.0
Switzerland	0.9
Peru	0.9
Spain	0.7
Mexico	0.7
Italy	0.6
France	0.6
Netherlands	0.5
Ireland	0.5
Cayman Islands	0.5
Norway	0.4
Israel	0.4
Romania	0.3
Austria	0.3
Multi-National	0.2
Russian Federation	0.2
United Arab Emirates	0.2
India	0.2
Czech Republic	0.1
Luxembourg	0.1
Denmark	0.1
Belgium	0.1
Poland	0.1
Slovakia	—
China	—
Ukraine	—
Qatar	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/22/25	642	752	0.1
Anglian Water Services Financing PLC, 6.00%, 06/20/39	07/10/24	130	131	—
Aviva PLC, 7.75% (callable at 100, 09/30/32)	03/24/25	388	426	0.1
Banco Santander, S.A., 4.88%, 10/18/31	09/25/24	3,216	3,409	0.4
Barclays PLC, 8.38% (callable at 100, 09/15/31)	09/25/25	844	867	0.1
Burberry Group PLC, 5.75%, 06/20/30	07/30/25	533	551	0.1
CaixaBank, S.A., 5.88% (callable at 100, 10/09/27)	01/22/25	1,276	1,460	0.2
Canary Wharf Group Investment Holdings PLC, 1.75%, 04/07/26	06/25/25	739	743	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	04/19/24	711	839	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.15%, 08/12/32	02/26/25	28	32	—
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 5.40%, 08/12/34	10/23/24	3,112	3,713	0.5
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/22/25	1,583	1,851	0.2
Cooperatieve Rabobank U.A., 4.38% (callable at 100, 06/29/27)	03/10/25	862	944	0.1
Digital Dutch Finco B.V., 1.50%, 03/15/30	10/08/24	1,416	1,533	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	13	—
EPH Financing International, a.s., 5.88%, 11/30/29	03/05/25	797	877	0.1
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,450	2,345	0.3
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,260	0.2
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	369	353	—
Grifols, S.A., 7.50%, 05/01/30	08/20/25	977	986	0.1
Heathrow Finance PLC, 4.13%, 09/01/29	03/05/25	359	379	—
HM Treasury, 4.38%, 07/31/54	03/21/25	1,382	1,451	0.2
JDE Peet's N.V., 1.13%, 06/16/33	02/21/24	88	96	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/49	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 5.00%, 11/30/27	09/24/25	—	4	—
Kaisa Group Holdings Ltd., 6.72%, 12/28/27	09/24/25	24	3	—
Kaisa Group Holdings Ltd., 5.25%, 12/28/28	09/24/25	33	5	—
Kaisa Group Holdings Ltd., 5.50%, 12/28/29	09/24/25	39	7	—
Kaisa Group Holdings Ltd., 5.75%, 12/28/30	09/24/25	12	9	—
Kaisa Group Holdings Ltd., 6.00%, 12/28/31	09/24/25	12	13	—
Kaisa Group Holdings Ltd., 6.25%, 12/28/32	09/24/25	10	13	—
KBC Groep, 6.25% (callable at 100, 09/17/31)	03/06/25	446	492	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	205	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/24/22	58	135	—
National Grid Electricity Transmission PLC, 2.00%, 04/17/40	07/30/24	1,185	1,200	0.2
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,796	1,696	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	13	11	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/15/21	244	200	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	417	339	—
ProLogis, L.P., 4.20%, 02/15/33	01/28/25	485	513	0.1
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
SPP - distribucia , a.s., 1.00%, 06/09/31	07/10/24	268	305	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	756	832	0.1
SW (Finance) I PLC, 7.00%, 04/16/40	07/09/24	1,204	1,348	0.2
Synthos Spolka Akcyjna, 2.50%, 06/07/28	03/06/25	406	437	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	666	726	0.1
UBS Group AG, 9.25% (callable at 100, 11/13/28)	03/11/25	436	439	0.1
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	—	—
Yango Justice International Limited, 0.00%, 04/15/49	12/10/20	203	—	—
Yorkshire Water Finance PLC, 1.75%, 10/27/32	07/10/24	699	747	0.1
		40,012	34,690	4.4

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR Index	330	December 2027		79,217	(25)	647
3 Month SOFR Index	231	March 2028		55,400	(17)	470
Australia 10 Year Bond	37	March 2026	AUD	4,043	3	5
Euro BOBL	4	March 2026	EUR	468	—	(4)
Euro Bund	2	March 2026	EUR	259	(1)	(4)
United States 10 Year Note	400	March 2026		45,127	(81)	(152)
United States 2 Year Note	747	April 2026		155,993	(53)	(27)
United States Ultra Bond	902	March 2026		108,143	(338)	(1,707)
					(512)	(772)
Short Contracts
United States 5 Year Note	(632)	April 2026		(69,323)	74	242
United States Long Bond	(44)	March 2026		(5,112)	10	26
					84	268

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.25	(S)	03/19/30	AUD	31,200	(13)	(404)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.00	(S)	12/17/35	AUD	7,200	(1)	(208)
6M EURIBOR (S)	Receiving	3.00	(A)	03/18/56	EUR	4,660	15	368
6M EURIBOR (S)	Paying	2.50	(A)	03/18/31	EUR	10	—	—
6M EURIBOR (S)	Paying	2.75	(A)	03/18/36	EUR	100	—	(2)
BRAZIBOR (A)	Paying	12.03	(A)	01/04/27	BRL	60,600	1	(266)
BRAZIBOR (A)	Paying	13.32	(A)	01/02/29	BRL	3,400	—	(1)
BRAZIBOR (A)	Paying	13.36	(A)	01/02/29	BRL	20,100	2	2
BRAZIBOR (A)	Paying	13.29	(A)	01/02/29	BRL	32,000	2	(13)
BRAZIBOR (A)	Paying	13.40	(A)	01/02/29	BRL	45,000	3	7
Sterling Overnight Index Average Rate (A)	Paying	3.75	(A)	09/17/30	GBP	22,800	25	260
U.S. SOFR (A)	Receiving	4.14	(A)	01/03/26		8,200	(17)	—
U.S. SOFR (A)	Receiving	3.75	(A)	12/18/29		36,700	51	343
U.S. SOFR (A)	Receiving	3.00	(A)	03/19/30		13,400	20	10
U.S. SOFR (A)	Receiving	3.29	(A)	05/31/30		10,602	17	48
U.S. SOFR (A)	Receiving	3.38	(A)	05/31/30		13,996	23	3
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/30		10,700	18	(72)
U.S. SOFR (A)	Receiving	3.60	(A)	08/19/34		20	—	—
U.S. SOFR (A)	Receiving	3.56	(A)	08/28/34		1,300	3	16
U.S. SOFR (A)	Receiving	3.53	(A)	09/04/34		200	—	3
U.S. SOFR (A)	Receiving	3.51	(A)	09/04/34		1,400	4	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.87	(A)	03/05/35	10,600	30	(69)
U.S. SOFR (A)	Receiving	3.93	(A)	03/24/35	1,400	4	(19)
U.S. SOFR (A)	Receiving	3.64	(A)	08/15/35	3,700	11	33
U.S. SOFR (A)	Receiving	3.70	(A)	08/15/35	3,700	11	26
U.S. SOFR (A)	Receiving	3.72	(A)	08/15/35	6,432	18	15
U.S. SOFR (A)	Receiving	3.55	(A)	09/17/35	600	2	11
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54	12,110	50	1,180
						279	1,292

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
General Motors Company (Q)	N/A	5.00	06/20/30	1,400	(234)	1	(2)

Credit default swap agreements - sell protection
AES Corporation, The (Q)	0.65	5.00	12/20/28	(300)	37	—	—
American International Group, Inc. (Q)	0.16	1.00	12/20/26	(1,000)	8	—	(13)
AT&T Inc. (Q)	0.25	1.00	06/20/26	(2,100)	7	—	(24)
AT&T Inc. (Q)	0.30	1.00	12/20/26	(800)	5	—	(4)
AT&T Inc. (Q)	0.41	1.00	06/20/28	(500)	7	—	9
Bank of America Corporation (Q)	0.30	1.00	12/20/26	(200)	1	—	(1)
Boeing Company, The (Q)	0.33	1.00	06/20/27	(1,000)	10	—	45
CDX.NA.IG.44 (Q)	0.46	1.00	06/20/30	(30,200)	677	(1)	54
CDX.NA.IG.45 (Q)	0.50	1.00	12/20/30	(136,660)	3,094	(6)	19
Credit Agricole SA (Q)	0.62	1.00	12/20/30	(1,400)	29	1	5
Electricite de France (Q)	0.55	1.00	06/20/30	(700)	16	—	5
General Electric Company (Q)	0.05	1.00	06/20/26	(1,000)	4	—	(4)
General Motors Company (Q)	0.28	5.00	12/20/26	(320)	15	—	(38)
Glencore Finance (Europe) S.A. (Q)	0.92	5.00	06/20/31	(600)	146	(1)	(3)
Hess Corporation (Q)	0.09	1.00	12/20/26	(1,800)	16	—	40
MetLife, Inc. (Q)	0.34	1.00	06/20/28	(800)	12	—	28
Morgan Stanley (Q)	0.23	1.00	06/20/26	(1,700)	6	—	(3)
Oracle Corporation (Q)	1.37	1.00	06/20/30	(400)	(6)	—	(15)
Tesco PLC (Q)	0.18	1.00	12/20/27	(1,700)	32	—	33
Verizon Communications Inc. (Q)	0.29	1.00	12/20/26	(1,400)	10	—	(23)
					4,126	(7)	110

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Futures Options
Reference Entity	Notional		Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Feb. 2026	EUR	(638)	(5)	EUR	127.50	01/23/26	(1)	(1)
Euro Bund Future, Feb. 2026	EUR	(653)	(5)	EUR	130.50	01/23/26	—	3
							(1)	2

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]	Value ($)
Foreign Currency Options
USD/KRW Spot Rate	BCL	Put	KRW	1,412.00	02/24/26	1,017,000	1,017	5
USD/KRW Spot Rate	BOA	Put	KRW	1,415.00	02/19/26	1,409,000	1,409	8
USD/KRW Spot Rate	BOA	Put	KRW	1,413.00	02/27/26	2,691,000	2,691	16
USD/KRW Spot Rate	BOA	Put	KRW	1,410.00	02/27/26	5,530,000	5,530	30
								59

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Mar. 2026	Call	113.50	01/23/26	65	7,378	(8)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
United States 10 Year Note Future, Mar. 2026	Put	112.00	01/23/26	18	2,016	(5)
United States 10 Year Note Future, Mar. 2026	Put	111.50	01/23/26	47	5,241	(6)
						(19)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Contracts[1]	Notional[1]	Value ($)
Foreign Currency Options
USD/KRW Spot Rate	BCL	Put	KRW	1,372.00	02/24/26	928,000	928	(1)
USD/KRW Spot Rate	BNP	Put	KRW	1,372.00	02/24/26	89,000	89	—
USD/KRW Spot Rate	BOA	Put	KRW	1,375.00	02/19/26	1,409,000	1,409	(2)
USD/KRW Spot Rate	BOA	Put	KRW	1,375.00	02/27/26	5,530,000	5,530	(10)
USD/KRW Spot Rate	BOA	Put	KRW	1,375.00	02/27/26	2,691,000	2,691	(5)
								(18)
Interest Rate Swaptions
U.S. SOFR, 01/07/36	BPC	Call		3.55	01/05/26	1,000,000	1,000	—
U.S. SOFR, 01/12/36	BPC	Call		3.63	01/08/26	500,000	500	—
U.S. SOFR, 02/02/36	BPC	Call		3.62	01/29/26	1,000,000	1,000	(1)
U.S. SOFR, 01/06/36	GSC	Call		3.55	01/02/26	1,000,000	1,000	—
U.S. SOFR, 01/12/36	GSC	Call		3.63	01/08/26	1,100,000	1,100	—
U.S. SOFR, 01/14/36	GSC	Call		3.64	01/12/26	1,100,000	1,100	—
U.S. SOFR, 01/14/36	GSC	Call		3.58	01/12/26	1,000,000	1,000	(2)
U.S. SOFR, 01/20/36	GSC	Call		3.65	01/15/26	1,000,000	1,000	(1)
U.S. SOFR, 01/07/36	BPC	Put		3.83	01/05/26	1,000,000	1,000	(1)
U.S. SOFR, 01/12/36	BPC	Put		3.93	01/08/26	500,000	500	—
U.S. SOFR, 02/02/36	BPC	Put		3.88	01/29/26	1,000,000	1,000	(3)
U.S. SOFR, 01/06/36	GSC	Put		3.85	01/02/26	1,000,000	1,000	—
U.S. SOFR, 01/12/36	GSC	Put		3.93	01/08/26	1,100,000	1,100	—
U.S. SOFR, 01/14/36	GSC	Put		3.88	01/12/26	1,000,000	1,000	—
U.S. SOFR, 01/14/36	GSC	Put		3.92	01/12/26	1,100,000	1,100	(1)
U.S. SOFR, 01/20/36	GSC	Put		3.93	01/15/26	1,000,000	1,000	(1)
								(10)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	BNP	01/05/26	BRL	27,200	4,964	(56)
BRL/USD	CIT	02/03/26	BRL	27,262	4,936	62
BRL/USD	GSC	03/03/26	BRL	22,258	4,010	(7)
CNY/USD	BNP	01/05/26	CNY	2,167	310	—
CNY/USD	BNP	01/06/26	CNY	1,640	235	—
CNY/USD	BNP	01/21/26	CNY	2,189	314	3
CNY/USD	CIT	01/21/26	CNY	3,848	551	—
CNY/USD	GSC	01/21/26	CNY	2,897	415	4
CNY/USD	JPM	01/21/26	CNY	3,656	524	4
EUR/USD	BNP	01/14/26	EUR	377	443	5
GBP/USD	DUB	01/14/26	GBP	1,835	2,473	42
GBP/USD	UBS	01/14/26	GBP	81	110	2
ILS/USD	DUB	01/15/26	ILS	1,009	317	1
INR/USD	BNP	01/30/26	INR	8,131	90	—
INR/USD	CIT	01/30/26	INR	437,577	4,858	40
INR/USD	BNP	02/02/26	INR	18,378	204	—
JPY/USD	ANZ	01/14/26	JPY	176,184	1,126	(8)
JPY/USD	MSC	01/14/26	JPY	974	6	—
MXN/USD	DUB	01/29/26	MXN	586	32	1
MXN/USD	HSB	02/25/26	MXN	3	—	—
MXN/USD	GSC	03/02/26	MXN	67,457	3,726	90
MXN/USD	HSB	03/09/26	MXN	2,437	135	2
MXN/USD	JPM	03/09/26	MXN	5,822	321	4
MXN/USD	JPM	04/09/26	MXN	1,676	92	1
MXN/USD	GSC	04/10/26	MXN	2,906	160	3
MXN/USD	JPM	04/10/26	MXN	1,697	93	1
MXN/USD	BOA	04/13/26	MXN	1,041	57	1
MXN/USD	GSC	04/13/26	MXN	2,600	143	2
MXN/USD	GSC	04/15/26	MXN	3,487	192	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MXN/USD	HSB	04/15/26	MXN	2,718	149	2
NZD/USD	CIT	01/14/26	NZD	4,295	2,474	(12)
NZD/USD	HSB	01/14/26	NZD	2,969	1,710	5
PLN/USD	BNP	01/16/26	PLN	1,307	364	1
PLN/USD	BOA	01/16/26	PLN	8,276	2,305	42
PLN/USD	CIT	01/16/26	PLN	216	60	—
PLN/USD	UBS	01/22/26	PLN	1,043	290	—
TRY/USD	GSC	01/08/26	TRY	97,172	2,259	92
TRY/USD	BNP	01/14/26	TRY	85,430	1,976	37
TRY/USD	BCL	02/02/26	TRY	377	9	—
TRY/USD	BCL	02/03/26	TRY	39,523	900	26
TRY/USD	BCL	03/05/26	TRY	72,332	1,613	22
TWD/USD	BNP	01/12/26	TWD	7,166	228	(2)
TWD/USD	BNP	01/20/26	TWD	26,534	845	3
TWD/USD	BOA	01/20/26	TWD	1,344	43	—
TWD/USD	CIT	01/20/26	TWD	1,556	50	—
TWD/USD	HSB	01/20/26	TWD	2,074	66	—
TWD/USD	BNP	01/30/26	TWD	7,548	241	1
TWD/USD	BNP	02/02/26	TWD	8,733	278	—
TWD/USD	CIT	02/02/26	TWD	405	13	—
TWD/USD	DUB	02/02/26	TWD	547	18	—
TWD/USD	BNP	02/05/26	TWD	6,933	221	—
USD/AUD	BNP	01/14/26	AUD	(2,263)	(1,510)	(19)
USD/AUD	CIT	01/14/26	AUD	(2,567)	(1,713)	(10)
USD/AUD	HSB	01/14/26	AUD	(305)	(204)	(2)
USD/AUD	JPM	01/14/26	AUD	(8,745)	(5,836)	(122)
USD/BRL	CIT	01/05/26	BRL	(27,060)	(4,938)	(64)
USD/BRL	GSC	03/03/26	BRL	(121)	(22)	—
USD/CAD	CIT	01/14/26	CAD	(3,841)	(2,799)	(69)
USD/CAD	HSB	01/14/26	CAD	(3,797)	(2,768)	(70)
USD/CHF	BNP	01/05/26	CHF	(94)	(119)	—
USD/CHF	BNP	01/06/26	CHF	(69)	(87)	—
USD/CHF	GSC	01/14/26	CHF	(255)	(322)	(4)
USD/CHF	HSB	01/14/26	CHF	(102)	(129)	(1)
USD/CHF	HSB	01/14/26	CHF	(56)	(71)	—
USD/CNY	BNP	01/21/26	CNY	(9,027)	(1,293)	(12)
USD/CNY	GSC	01/21/26	CNY	(4,498)	(644)	(5)
USD/CNY	JPM	01/21/26	CNY	(18,731)	(2,682)	(23)
USD/CNY	SCB	01/21/26	CNY	(8,972)	(1,285)	(12)
USD/DKK	BCL	01/14/26	DKK	(3,427)	(540)	(8)
USD/EUR	HSB	01/14/26	EUR	(25,863)	(30,408)	(390)
USD/GBP	BOA	01/14/26	GBP	(6,216)	(8,379)	(195)
USD/GBP	HSB	01/14/26	GBP	(665)	(896)	(3)
USD/ILS	BCL	01/15/26	ILS	(291)	(91)	(1)
USD/ILS	BNP	01/15/26	ILS	(1,063)	(334)	(4)
USD/ILS	JPM	01/15/26	ILS	(3,376)	(1,060)	(30)
USD/ILS	DUB	01/22/26	ILS	(482)	(151)	(1)
USD/ILS	BCL	02/19/26	ILS	(288)	(91)	(1)
USD/ILS	BOA	02/19/26	ILS	(643)	(202)	—
USD/ILS	CIT	02/19/26	ILS	(513)	(161)	—
USD/ILS	DUB	02/19/26	ILS	(1,009)	(317)	—
USD/ILS	MSC	02/19/26	ILS	(1,063)	(334)	(4)
USD/INR	BNP	01/08/26	INR	(4,507)	(50)	—
USD/INR	BNP	01/12/26	INR	(13,523)	(150)	—
USD/INR	BOA	01/20/26	INR	(913)	(10)	—
USD/INR	SCB	01/20/26	INR	(2,729)	(30)	—
USD/JPY	BNP	01/05/26	JPY	(3,126)	(20)	—
USD/JPY	BNP	01/06/26	JPY	(6,523)	(41)	—
USD/JPY	BCL	01/14/26	JPY	(600)	(4)	—
USD/JPY	BNP	01/14/26	JPY	(314,200)	(2,008)	(7)
USD/JPY	BNP	01/14/26	JPY	(114,100)	(729)	9
USD/JPY	HSB	01/14/26	JPY	(120,720)	(771)	5
USD/JPY	SCB	01/14/26	JPY	(121,740)	(778)	4
USD/MXN	JPM	01/30/26	MXN	(589)	(33)	(1)
USD/NZD	BNP	01/05/26	NZD	(349)	(201)	1
USD/NZD	BNP	01/06/26	NZD	(252)	(145)	—
USD/NZD	CIT	01/14/26	NZD	(2,120)	(1,221)	(4)
USD/NZD	CIT	01/14/26	NZD	(381)	(219)	1
USD/NZD	HSB	01/14/26	NZD	(380)	(219)	1
USD/NZD	JPM	01/14/26	NZD	(535)	(308)	2
USD/PEN	DUB	01/26/26	PEN	(2,421)	(720)	(44)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/PEN	CIT	02/09/26	PEN	(2,971)	(883)	(74)
USD/PEN	CIT	03/02/26	PEN	(3,615)	(1,073)	(57)
USD/PEN	CIT	03/12/26	PEN	(654)	(194)	(1)
USD/PEN	CIT	03/18/26	PEN	(2,611)	(775)	(33)
USD/PEN	CIT	05/26/26	PEN	(8,815)	(2,609)	(136)
USD/PEN	CIT	08/03/26	PEN	(1,991)	(588)	(8)
USD/PLN	MSC	01/16/26	PLN	(1)	—	—
USD/SGD	MSC	01/14/26	SGD	(6,507)	(5,066)	(36)
USD/TWD	BNP	01/08/26	TWD	(1,880)	(60)	—
USD/TWD	CIT	01/22/26	TWD	(123,656)	(3,940)	21
USD/ZAR	BNP	01/22/26	ZAR	(2,691)	(162)	(1)
USD/ZAR	BCL	01/26/26	ZAR	(14,692)	(886)	(38)
USD/ZAR	DUB	01/26/26	ZAR	(26,182)	(1,579)	(76)
USD/ZAR	GSC	01/26/26	ZAR	(13,500)	(814)	(31)
USD/ZAR	JPM	01/26/26	ZAR	(23,107)	(1,393)	(47)
USD/ZAR	UBS	01/26/26	ZAR	(25,647)	(1,546)	(72)
ZAR/USD	DUB	01/22/26	ZAR	2,685	162	2
ZAR/USD	BNP	01/26/26	ZAR	6,066	366	2
ZAR/USD	BOA	01/26/26	ZAR	2,668	161	1
ZAR/USD	CIT	01/26/26	ZAR	3,546	214	3
					(50,759)	(1,247)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
ITRAXX.EUR.XO.44 (Q)	BOA	0.58	5.00	12/20/30	(2,000)	400	385	15
ITRAXX.EUR.XO.44 (Q)	BPC	0.58	5.00	12/20/30	(706)	141	138	3
ITRAXX.EUR.XO.44 (Q)	CIT	0.58	5.00	12/20/30	(235)	47	45	2
ITRAXX.EUR.XO.44 (Q)	JPM	0.58	5.00	12/20/30	(706)	142	138	4
Pemex Project Funding Master Trust (M)‡	DUB	3.91	4.75	07/06/26	(535)	(1)	—	(1)
SoftBank Group Corp. (Q)	GSC	1.71	1.00	06/20/26	(200)	(1)	(2)	1
					(4,382)	728	704	24

‡Credit Default Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	630,114	—	630,114
Government And Agency Obligations	—	135,176	—	135,176
Non-U.S. Government Agency Asset-Backed Securities	—	42,389	—	42,389
Senior Floating Rate Instruments	—	3,108	1,649	4,757
Preferred Stocks	881	—	—	881
Common Stocks	8	46	113	167
Short Term Investments	7,743	1,644	—	9,387
	8,632	812,477	1,762	822,871
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,390	—	—	1,390
Centrally Cleared Interest Rate Swap Agreements	—	2,346	—	2,346
Centrally Cleared Credit Default Swap Agreements	—	238	—	238
Exchange Traded Futures Options	3	—	—	3
OTC Purchased Options	—	59	—	59
Open Forward Foreign Currency Contracts	—	554	—	554
OTC Credit Default Swap Agreements	—	25	—	25
	1,393	3,222	—	4,615

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Investment Grade Credit Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,894)	—	—	(1,894)
Centrally Cleared Interest Rate Swap Agreements	—	(1,054)	—	(1,054)
Centrally Cleared Credit Default Swap Agreements	—	(130)	—	(130)
Exchange Traded Futures Options	(1)	—	—	(1)
Exchange Traded Written Options	(19)	—	—	(19)
OTC Written Options	—	(28)	—	(28)
Open Forward Foreign Currency Contracts	—	(1,801)	—	(1,801)
OTC Credit Default Swap Agreements	—	—	(1)	(1)
	(1,914)	(3,013)	(1)	(4,928)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 128.0%
U.S. Treasury Inflation Indexed Securities 104.9%
Treasury, United States Department of
0.13%, 04/15/26 - 02/15/51 (a)	65,350	56,981
0.13%, 10/15/26 - 01/15/32 (a) (b)	107,185	100,982
0.38%, 01/15/27 - 07/15/27 (a) (b)	67,794	66,990
2.38%, 01/15/27 (a) (c)	420	423
0.13%, 04/15/27 - 02/15/52 (a) (c)	17,385	14,258
1.63%, 10/15/27 - 04/15/30 (a) (b)	123,597	124,572
0.50%, 01/15/28 (a) (b)	53,331	52,398
1.75%, 01/15/28 (a)	15,053	15,166
1.25%, 04/15/28 (a) (c)	18,997	18,923
3.63%, 04/15/28 (a) (b)	37,672	39,535
0.75%, 07/15/28 - 02/15/45 (a) (b)	80,966	67,191
2.38%, 10/15/28 - 02/15/55 (a) (b)	53,585	54,080
0.88%, 01/15/29 - 02/15/47 (a)	35,706	29,419
2.50%, 01/15/29 (a) (b)	17,739	18,316
2.13%, 04/15/29 - 01/15/35 (a) (b)	56,752	57,868
3.88%, 04/15/29 (a)	14,564	15,696
0.25%, 07/15/29 (a) (b)	28,573	27,542
1.13%, 10/15/30 (a)	17,012	16,763
0.63%, 07/15/32 (a) (b)	88,980	83,544
1.13%, 01/15/33 (a) (b)	42,193	40,512
1.38%, 07/15/33 - 02/15/44 (a) (b)	73,390	68,515
1.75%, 01/15/34 (a) (b)	45,971	45,745
1.88%, 07/15/34 - 07/15/35 (a) (b)	77,456	77,601
2.13%, 02/15/40 - 02/15/54 (a)	32,699	31,005
0.63%, 02/15/43 (a)	5,580	4,150
1.00%, 02/15/46 - 02/15/49 (a)	35,780	26,531
0.25%, 02/15/50 (a)	11,018	6,340
1.50%, 02/15/53 (a)	6,353	4,952
		1,165,998
Mortgage-Backed Securities 15.1%
Federal Home Loan Mortgage Corporation
6.40%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.79%), 07/01/36 (d)	38	39
6.19%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.45%), 09/01/36 (d)	12	13
6.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 10/01/36 (d)	13	14
Federal National Mortgage Association, Inc.
5.93%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.27%), 11/01/35 (d)	10	10
6.75%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 03/01/36 (d)	22	23
4.50%, 09/01/52 - 11/01/52	834	818
5.00%, 06/01/53	327	328
6.50%, 12/01/53	577	600
TBA, 4.50%, 01/15/56 - 02/15/56 (b)	44,800	43,708
TBA, 5.50%, 02/15/56 (b)	17,100	17,322
TBA, 6.00%, 02/15/56 (b)	39,800	40,837
TBA, 6.50%, 03/15/56 (b)	19,000	19,737
Government National Mortgage Association
3.50%, 10/20/54 - 05/20/55	37,453	34,095
TBA, 3.50%, 02/15/56 (b)	7,000	6,363
Government National Mortgage Association II
3.50%, 05/20/52 - 08/20/54	4,878	4,491
		168,398
Treasury Inflation Indexed Securities 5.0%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,541,030	22,986
0.01%, 03/10/34 - 03/10/35, JPY (a)	861,598	5,370
Gouvernement De France
0.10%, 07/25/38, EUR (a)	121	114
Government of Canada
4.25%, 12/01/26, CAD (a)	7,156	5,382
Republique Francaise Presidence
0.10%, 03/01/26, EUR (a) (e)	12,891	15,095
0.10%, 07/25/31, EUR (a)	2,459	2,733
Segretariato Generale Della Presidenza Della Repubblica
0.40%, 05/15/30, EUR (a) (e)	2,119	2,423
1.80%, 05/15/36, EUR (a) (f)	834	977
		55,080
Collateralized Mortgage Obligations 2.9%
Federal Home Loan Mortgage Corporation
Series F1-278, 4.55%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	832	821
Series WF-4779, REMIC, 4.67%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	464	459
Series T-1A1-62, REMIC, 5.28%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	73	66
Series T-1A1-63, REMIC, 5.28%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	56	52
Series MF-5513, REMIC, 4.81%, (SOFR 30-Day Average + 0.94%), 11/25/54 (d)	2,677	2,685
Series FG-5511, REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 03/25/55 (d)	1,037	1,041
REMIC, 5.02%, (SOFR 30-Day Average + 1.15%), 08/25/55 (d)	1,134	1,141
Series PF-4851, REMIC, 4.50%, (SOFR 30-Day Average + 0.51%), 08/15/57 (d)	3,958	3,765
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 4.05%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	16	16
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 5.59%, (12 Month Term SOFR + 1.47%), 04/20/67 (d)	587	594
Series 2018-FG-H15, REMIC, 4.31%, (12 Month Term SOFR + 0.87%), 08/20/68 (d) (g)	1,404	1,411
Series 2022-F-H22, REMIC, 4.82%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,233	2,245
Government National Mortgage Association Guaranteed Remic Pass-Through Securities, The
Series 2025-FJ-47, REMIC, 4.90%, (SOFR 30-Day Average + 1.03%), 06/25/55 (d)	5,142	5,171
Series 2033-F-53, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 07/25/55 (d)	1,744	1,755
Series 2025-FK-66, REMIC, 5.05%, (SOFR 30-Day Average + 1.18%), 08/25/55 (d)	867	872
Series 2025-F-H22, REMIC, 4.88%, (SOFR 30-Day Average + 0.78%), 10/20/75 (d) (g)	10,574	10,608
		32,702
Sovereign 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
5.85%, 07/02/32	300	308
6.63%, 01/29/38	300	313
		621
U.S. Treasury Note 0.0%
Treasury, United States Department of
4.25%, 08/15/35 (c)	129	130
U.S. Treasury Bond 0.0%
Treasury, United States Department of
4.88%, 08/15/45 (c)	91	92
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	27	27
Total Government And Agency Obligations (cost $1,437,924)		1,423,048
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.4%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 5.19%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	92	92
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 0.00%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (g) (h)	314	119
AG Trust 2024-NLP
Series 2024-A-NLP, REMIC, 5.77%, (1 Month Term SOFR + 2.02%), 08/15/29 (d)	428	430
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	60	31
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 4.10%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (h)	209	196

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,163	726
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	187	158
Anchorage Capital CLO 20, Ltd.
Series 2021-A1R-20A, 4.98%, (3 Month Term SOFR + 1.10%), 01/22/35 (d)	900	900
Arbor Realty Commercial Real Estate Notes 2022-Fl1, Ltd.
Series 2022-A-FL1, 5.43%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	525	525
Arbour CLO VI Designated Activity Company
Series AR-6A, 3.21%, 11/15/37, EUR (d) (f)	1,000	1,177
Atlas Senior Loan Fund XV Ltd
Series 2019-A1R-15A, 5.08%, (3 Month Term SOFR + 1.22%), 10/23/32 (d)	332	332
Bain Capital Credit
Series 2021-A1R-2A, REMIC, 5.12%, (3 Month Term SOFR + 1.23%), 07/17/34 (d)	600	601
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 5.32%, 06/25/35 (d)	8	8
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.46%, 03/26/37 (d) (g)	82	81
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 5.53%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	790	790
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 5.04%, 01/25/36 (d)	65	61
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.56%, 08/25/36 (d)	76	44
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 6.50%, 05/25/33 (d)	4	4
Series 2003-2A1-9, REMIC, 5.55%, 02/25/34 (d)	26	25
Series 2004-22A1-9, REMIC, 5.71%, 11/25/34 (d)	20	20
Series 2004-22A1-10, REMIC, 5.12%, 01/25/35 (d)	23	20
Bear Stearns ARM Trust 2005-6
Series 2005-2A1-1, REMIC, 4.78%, 03/25/35 (d)	55	51
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.51%, 12/26/46 (d)	154	121
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 3.02%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (f)	125	147
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 5.25%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	272	272
Bosphorus CLO VI Designated Activity Company
Series A-6A, 2.90%, (3 Month EURIBOR + 0.85%), 05/25/34, EUR (d) (f)	4,960	5,821
Capital Four CLO X Designated Activity Company
Series A-10A, 3.28%, (3 Month EURIBOR + 1.25%), 10/25/38, EUR (d) (f)	2,400	2,821
Capital Four US CLO II Ltd.
Series 2022-AR-1A, 5.78%, (3 Month Term SOFR + 1.90%), 01/21/37 (d)	500	500
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 2.81%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (e)	160	188
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 3.49%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (g) (h)	158	154
Cedar Funding V CLO Ltd
Series 2016-A1R-5A, 5.24%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	317	317
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 6.01%, 02/25/37 (d)	6	6
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	698	312
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 3.08%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (f)	4,000	4,703
CIT Mortgage Loan Trust 2007-1
Series 2007-1M1-1, REMIC, 6.10%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,212	1,214
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 3.34%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (g) (h)	1,023	1,005
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.45%, 09/25/37 (d)	192	180
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 3.87%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (g) (h)	39	29
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 2.18%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (g) (h)	895	792
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 4.35%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (g) (h)	1,200	1,115
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.56%, 03/25/37 (d)	774	676
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	4	4
Series 2005-2A2B-3, REMIC, 5.40%, 08/25/35 (d)	16	17
Series 2005-A1-6, REMIC, 5.78%, (1 Year Treasury + 2.10%), 09/25/35 (d)	3	3
Series 2005-A2-6, REMIC, 6.18%, (1 Year Treasury + 2.15%), 09/25/35 (d)	2	2
Series 2005-M3-HE4, REMIC, 2.99%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (g) (h)	3,422	3,186
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 2.62%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (g) (h)	81	56
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 1.37%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (g) (h)	61	41
Series 2007-A3-CB6, REMIC, 1.37%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (g) (h)	1,794	1,205
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 0.67%, 02/25/37 (d) (g) (h)	568	122
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.52%, 12/03/37 (d)	1,606	1,482
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 4.22%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (g) (h)	54	53
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 3.71%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (g) (h)	2,783	2,651
Dryden 44 Euro CLO 2015 B.V.
Series 2015-A1RR-44A, 2.91%, (3 Month EURIBOR + 0.88%), 04/17/34, EUR (d) (f)	478	560
Dryden 52 Euro CLO 2017 B.V. In Liquidatie
Series 2017-AR-52A, 2.92%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (f)	212	250
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 5.12%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	203	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Elevation CLO 2022-16 Ltd
Series 2022-A1AR-16A, 4.99%, (3 Month Term SOFR + 1.13%), 07/25/34 (d)	600	600
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 4.95%, (SONIA + 1.07%), 06/13/45, GBP (d) (e)	159	214
Series 2007-A3C-3A, 4.95%, (SONIA + 1.07%), 06/13/45, GBP (d) (f)	55	74
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 4.04%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (h)	973	952
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 3.92%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (g) (h)	4,389	3,982
First NLC Trust
Series 2007-A1-1, REMIC, 3.92%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	180	87
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 5.26%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	506	506
GCBSL 2020-50A A1R2 TSFR3
Series 2020-A-50, 4.99%, (3 Month Term SOFR + 1.11%), 04/20/35 (d)	3,600	3,596
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 4.18%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (g) (h)	186	173
Grifonas Finance No.1 PLC
Series A-1, 2.34%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (e) (h)	215	248
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 1.72%, 03/25/46 (d) (g) (h)	203	108
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 6.45%, 01/25/35 (d)	13	12
HarborView Mortgage Loan Trust
Series 2004-2A-1, REMIC, 5.83%, 04/19/34 (d)	51	49
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 2.85%, (1 Month Term SOFR + 0.49%), 09/19/37 (d) (g) (h)	13	11
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 2.77%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (f)	302	355
Henley CLO VII Designated Activity Company
Series AR-7A, 3.05%, (3 Month EURIBOR + 0.99%), 04/25/34, EUR (d) (e)	1,158	1,362
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 3.85%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (g) (h)	639	625
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	6	6
Series 2005-2A1-AR1, REMIC, 5.06%, 11/25/35 (d)	9	11
Series 2005-A1-16IP, REMIC, 4.81%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (g) (h)	55	42
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 3.74%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (h)	6	6
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.10%, 08/25/35 (d)	35	33
Series 2005-2A1-A6, REMIC, 6.02%, 08/25/35 (d)	24	24
Series 2005-4A1-A6, REMIC, 5.19%, 09/25/35 (d)	4	3
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 6.23%, 07/25/35 (d)	5	5
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 4.05%, 07/27/37 (d)	120	111
KKR CLO 11 Ltd
Series AR-11, 5.35%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	128	128
LCM 36 Ltd
Series A1R-36A, 4.97%, (3 Month Term SOFR + 1.07%), 01/15/34 (d)	2,000	1,998
LCM Loan Income Fund I Ltd.
Series A-1A, 5.18%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	81	81
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 4.03%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (g) (h)	274	260
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 5.49%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	463	462
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 1.42%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (g) (h)	366	144
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 2.79%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (f)	49	58
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 5.09%, 12/25/33 (d)	30	29
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 1.70%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (g) (h)	40	38
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 6.12%, 02/25/34 (d)	29	28
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 6.04%, 02/25/33 (d)	15	15
MF1 2022-FL9 LLC
Series 2022-A-FL9, 5.88%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,241	1,241
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	133	130
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 1.15%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (g) (h)	1,126	483
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 2.88%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (g) (h)	30	28
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 3.84%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (g) (h)	234	250
Series 2005-M2-HE2, REMIC, 3.56%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (g) (h)	664	648
Series 2005-M3-HE5, REMIC, 3.25%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (g) (h)	943	907
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 5.07%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (g) (h)	88	86
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 4.61%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	179	176
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	895	869
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 4.44%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (g) (h)	1,477	1,454
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 5.12%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	101	101
Octagon Investment Partners 40 Ltd.
Series 2019-A1RR-1A, 4.92%, (3 Month Term SOFR + 1.04%), 01/20/35 (d)	700	700
OZLM XXIV, Ltd.
Series 2019-A1AR-24A, 5.31%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	196	196
Palmer Square European Loan Funding 2023-3 Designated Activity Company
Series 2023-AR-3A, 3.03%, (3 Month EURIBOR + 0.97%), 05/15/33, EUR (d) (f)	388	456

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Palmer Square European Loan Funding 2024-1 Designated Activity Company
Series 2024-AR-1A, 3.03%, (3 Month EURIBOR + 0.97%), 08/15/33, EUR (d) (f)	908	1,067
Palmer Square European Loan Funding 2024-2 Designated Activity Company
Series 2024-A-2A, 3.05%, (3 Month EURIBOR + 0.99%), 05/15/34, EUR (d) (f)	1,146	1,347
Project Cashmere
4.54%, 12/30/57, AUD (i)	17,200	11,478
Providus CLO IV Designated Activity Company
Series AR-4A, 2.82%, (3 Month EURIBOR + 0.82%), 04/20/34, EUR (d) (f)	1,900	2,232
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 4.92%, 10/25/37 (d)	392	334
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 4.53%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (g) (h)	1,773	1,737
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 4.94%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (h)	113	116
Residential Asset Securities Corporation
Series 2006-M1-KS3, REMIC, 4.34%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (h)	63	63
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	186	55
RMRK 2021-5A AR 144A TSFR3M+119BP
Series 2021-AR-5A, 5.09%, 01/15/35 (d)	4,100	4,103
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 5.15%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	23	23
Romark Credit Funding Ltd
Series 2025-A-4A, 5.42%, 07/22/43	1,000	1,004
Sandstone Peak Ltd.
Series 2021-A1R-1A, 4.92%, (3 Month Term SOFR + 1.02%), 10/15/34 (d)	600	600
Saranac CLO VI Limited
Series 2018-A1R-6A, 5.12%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	136	136
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 3.09%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (g) (h)	2,000	1,735
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 3.30%, (1 Month Term SOFR + 0.42%), 09/25/47 (d) (g) (h)	227	220
Sculptor CLO XXVII Ltd
Series A1R-27A, 4.94%, (3 Month Term SOFR + 1.06%), 07/20/34 (d)	900	900
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 0.67%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (g) (h)	2,453	812
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 0.40%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (g) (h)	344	126
Shackleton 2019-XIV CLO Ltd
Series 2019-A1RR-14A, 5.08%, (3 Month Term SOFR + 1.20%), 07/20/34 (d)	1,000	999
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 5.12%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,097	1,080
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 5.30%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (f)	93	93
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 5.36%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	720	720
Sound Point CLO XXVIII, Ltd
Series 2020-A1R-3A, 5.14%, (3 Month Term SOFR + 1.28%), 01/26/32 (d)	708	709
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 1.96%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (g) (h)	1,242	865
St. Paul's CLO II Designated Activity Company
Series AR4-2A, 3.04%, 10/25/35, EUR (d) (f)	600	703
St. Paul's CLO X Designated Activity Company
Series AR-10A, 2.81%, (3 Month EURIBOR + 0.80%), 04/22/35, EUR (d) (f)	595	697
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 4.73%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (g) (h)	3	3
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 6.29%, 02/25/34 (d)	39	37
SYMP 2021-29A AR TSFR3M+1
Series 2021-AR-29A, 5.47%, (3 Month Term SOFR + 1.15%), 10/15/35 (d)	1,200	1,200
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 0.63%, 09/25/36 (d) (g) (h)	473	13
TCW CLO 2019-1 AMR Ltd
Series 2019-ASNR-1A, 5.33%, (3 Month Term SOFR + 1.30%), 08/16/34 (d)	600	600
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 3.97%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,476	1,220
Series 2005-A3-1, REMIC, 5.47%, 04/25/45 (d)	30	29
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 2.87%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (f)	1,449	1,701
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 5.07%, (1 Month Term SOFR + 1.11%), 07/25/27 (d) (g)	257	257
Trinitas CLO XIX Ltd
Series 2022-A1R-19A, 4.99%, (3 Month Term SOFR + 1.11%), 10/20/33 (d)	1,367	1,367
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 5.59%, (1 Month Term SOFR + 1.65%), 02/17/39 (d) (h)	178	178
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 5.27%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	393	393
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 5.17%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	32	32
Voya CLO 2019-2 Ltd
Series 2019-AR-2A, 5.08%, (3 Month Term SOFR + 1.20%), 07/20/32 (d)	346	346
Voya Euro CLO IV Designated Activity Company
Series AR-4A, 2.98%, (3 Month EURIBOR + 0.97%), 10/15/34, EUR (d) (f)	1,600	1,876
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 5.73%, 06/25/33 (d) (g)	28	26
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 5.64%, 09/25/33 (d)	13	13
Series 2005-2A1-AR14, REMIC, 4.69%, 12/25/35 (d)	20	19
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 3.38%, (12 Month Treasury Average + 0.77%), 05/25/47 (d) (g)	128	111
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 3.75%, (12 Month Treasury Average + 1.00%), 08/25/46 (d) (g)	605	578

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 5.78%, 03/25/33 (d)	13	13
Total Non-U.S. Government Agency Asset-Backed Securities (cost $106,568)		104,726
CORPORATE BONDS AND NOTES 0.8%
Communication Services 0.6%
Beignet Investments, LLC
6.58%, 05/30/49 (f)	5,700	6,035
Financials 0.2%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (f)	40	39
Bank of America Corporation
5.88%, (100, 03/15/28) (j)	1,160	1,172
Credicorp Capital Sociedad Titularizada S.A.
9.70%, 03/05/45, PEN (f)	700	222
Credit Suisse Group AG
1.00%, 06/24/27, EUR (e)	100	117
7.00%, 09/30/27, GBP (e)	100	137
		1,687
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (f)	300	295
Information Technology 0.0%
VMware LLC
3.90%, 08/21/27	200	200
Total Corporate Bonds And Notes (cost $7,824)		8,217
PREFERRED STOCKS 0.1%
Financials 0.1%
Wells Fargo & Company - Series A, 7.50% (j) (k)	—	606
Total Preferred Stocks (cost $500)		606
SHORT TERM INVESTMENTS 2.6%
Discount Notes 2.4%
FHLBanks Office of Finance
3.55%, 01/02/26	26,800	26,800
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.64% (l) (m)	1,485	1,485
U.S. Treasury Bill 0.1%
Treasury, United States Department of
3.79%, 02/24/26 (c)	23	23
3.82%, 03/03/26 (c)	438	435
3.67%, 03/31/26 (c)	274	272
3.59%, 04/21/26 (c)	314	311
		1,041
Total Short Term Investments (cost $29,323)		29,326
Total Investments 140.9% (cost $1,582,139)		1,565,923
Total Forward Sales Commitments (2.8)% (proceeds $31,062)		(31,047)
Other Derivative Instruments (0.1)%		(1,465)
Other Assets and Liabilities, Net (38.0)%		(421,928)
Total Net Assets 100.0%		1,111,483

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $1,044,191.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $33,706 and 3.0% of the Fund.

(g) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Convertible security.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (2.8%)
GOVERNMENT AND AGENCY OBLIGATIONS (2.8%)
Treasury Inflation Indexed Securities (2.8%)
Treasury, United States Department of
0.13%, 10/15/26 (a)	(31,338)	(31,047)
Total Government And Agency Obligations (proceeds $31,062)		(31,047)
Total Forward Sales Commitments (2.8%) (proceeds $31,062)		(31,047)

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	5,203	162,536	166,254	42	—	—	1,485	0.1
JNL Government Money Market Fund, 3.74% - Class SL	—	2,385	2,385	1	—	—	—	—
	5,203	164,921	168,639	43	—	—	1,485	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company, Series 2014-AR1-2A, 2.81%, 11/15/31	04/21/22	167	188	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	102	117	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	121	137	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 4.95%, 06/13/45	06/29/16	197	214	—
Grifonas Finance No.1 PLC, Series A-1, 2.34%, 08/28/39	02/10/15	195	248	—
Henley CLO VII Designated Activity Company, Series AR-7A, 3.05%, 04/25/34	08/02/24	1,264	1,362	0.2
Republique Francaise Presidence, 0.10%, 03/01/26	05/17/22	13,632	15,095	1.4
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	2,570	2,423	0.2
		18,248	19,784	1.8

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	227	March 2026	EUR	26,557	(21)	(219)
Euro Buxl 30 Year Bond	99	March 2026	EUR	11,129	(40)	(264)
Italy Government BTP Bond	139	March 2026	EUR	16,769	(59)	(72)
United States 10 Year Ultra Bond	202	March 2026		23,347	(38)	(114)
United States Ultra Bond	134	March 2026		15,878	(79)	(66)
					(237)	(735)
Short Contracts
Euro Bund	(339)	March 2026	EUR	(43,823)	92	669
Euro OAT	(344)	March 2026	EUR	(41,906)	117	490
Japan 10 Year Bond	(5)	March 2026	JPY	(666,351)	6	27
United States 10 Year Note	(79)	March 2026		(8,942)	16	60
United States 2 Year Note	(1,044)	April 2026		(217,827)	73	(149)
United States 5 Year Note	(147)	April 2026		(16,045)	17	(23)
United States Long Bond	(153)	March 2026		(17,778)	34	92
					355	1,166

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	11	2,597
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	31	7,670
6M EURIBOR (S)	Receiving	3.00	(A)	03/18/56	EUR	17,000	56	1,242
6M EURIBOR (S)	Paying	2.75	(A)	03/18/36	EUR	84,690	(156)	(1,760)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	8
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	7	184
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	5	169
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	1,021,000	12	390
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	1.64	(A)	06/15/27	EUR	13,700	(3)	22
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.05	(A)	08/15/34	EUR	8,500	(8)	(141)
Eurostat Eurozone HICP Ex Tobacco (A)	Receiving	2.03	(A)	09/15/34	EUR	5,000	(4)	(60)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	4	239
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	800	2	129
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.68	(A)	10/15/53	EUR	900	2	129
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.74	(A)	10/15/53	EUR	1,300	3	195
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	—	(15)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	(1)	38
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	—	7
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	8,920	15	(1,749)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	10	—	—
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	2	42
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	3	82
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	1	16
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	1	13
HICP (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	4	211
Sterling Overnight Index Average Rate (A)	Paying	3.75	(A)	09/17/30	GBP	42,500	47	477
Sterling Overnight Index Average Rate (A)	Paying	3.75	(A)	03/18/31	GBP	19,500	23	15
U.K. Retail Price Index (A)	Receiving	3.37	(A)	09/15/27	GBP	5,100	(2)	(69)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
U.K. Retail Price Index (A)	Paying	3.50	(A)	08/15/34	GBP	5,800	6	250
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/34	GBP	2,400	—	104
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	—	172
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	(1)	1,017
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	—	618
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	—	278
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	1	473
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	—	88
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	—	644
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	1	751
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	1	62
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	2	130
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	31	2,022
U.S. CPURNSA (A)	Paying	2.70	(A)	01/14/26		9,100	(7)	(25)
U.S. CPURNSA (A)	Paying	2.82	(A)	02/05/26		5,400	(1)	4
U.S. CPURNSA (A)	Paying	2.84	(A)	02/13/26		5,600	(1)	6
U.S. CPURNSA (A)	Paying	3.04	(A)	02/21/26		3,300	—	10
U.S. CPURNSA (A)	Paying	3.30	(A)	06/04/26		5,600	—	30
U.S. CPURNSA (A)	Paying	3.44	(A)	08/01/26		6,800	—	38
U.S. CPURNSA (A)	Paying	3.43	(A)	08/27/26		11,200	2	73
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	6	(1,142)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	(3)	(923)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	(5)	(817)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	(10)	(899)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	(23)	(2,506)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	(4)	(488)
U.S. SOFR (A)	Receiving	3.29	(A)	05/31/30		20,395	33	78
U.S. SOFR (A)	Receiving	3.38	(A)	05/31/30		26,711	44	6
U.S. SOFR (A)	Receiving	3.75	(A)	05/15/32		29,167	67	(281)
U.S. SOFR (A)	Receiving	3.25	(A)	06/18/34		7,700	21	(86)
U.S. SOFR (A)	Receiving	4.08	(A)	11/15/53		7,443	33	82
U.S. SOFR (A)	Receiving	4.01	(A)	11/15/53		8,300	37	125
U.S. SOFR (Q)	Receiving	2.24	(S)	11/21/53		10,490	41	3,868
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	83	4,306
U.S. SOFR (A)	Receiving	3.50	(A)	06/20/54		7,700	33	683
U.S. SOFR (Q)	Paying	2.34	(S)	11/21/28		50,860	(50)	(1,791)
							392	17,041

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]		Value ($)
Interest Rate Swaptions
6M EURIBOR, 01/27/29	BCL	Call	2.44	01/25/27	51,900,000	EUR	51,900	(211)
6M EURIBOR, 01/27/29	BCL	Put	2.44	01/25/27	51,900,000	EUR	51,900	(287)
								(498)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	01/14/26	AUD	1,559	1,040	(1)
BRL/USD	GSC	02/03/26	BRL	71,358	12,921	(61)
CHF/USD	GSC	01/14/26	CHF	470	594	8
CNY/USD	BNP	01/05/26	CNY	5,921	848	—
CNY/USD	BNP	01/06/26	CNY	4,642	664	—
CNY/USD	BNP	01/21/26	CNY	5,932	850	7
CNY/USD	CIT	01/21/26	CNY	4,691	672	(1)
CNY/USD	CIT	01/21/26	CNY	5,921	848	—
CNY/USD	GSC	01/21/26	CNY	7,845	1,124	11
CNY/USD	JPM	01/21/26	CNY	9,634	1,380	8
GBP/USD	SGS	01/14/26	GBP	4,576	6,168	175
IDR/USD	BNP	01/22/26	IDR	428,872	26	—
IDR/USD	SCB	01/22/26	IDR	713,361	43	—
ILS/USD	BNP	01/15/26	ILS	417	131	1
ILS/USD	DUB	01/15/26	ILS	2,654	833	1
INR/USD	BNP	01/30/26	INR	22,585	251	1
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
INR/USD	CIT	01/30/26	INR	619,106	6,874	(77)
INR/USD	CIT	01/30/26	INR	192,554	2,138	8
INR/USD	DUB	01/30/26	INR	245,517	2,726	(31)
INR/USD	HSB	01/30/26	INR	16,026	178	1
INR/USD	JPM	01/30/26	INR	98,538	1,094	(12)
INR/USD	SCB	01/30/26	INR	14,237	158	—
INR/USD	BNP	02/02/26	INR	50,130	556	—
JPY/USD	BOA	01/14/26	JPY	169,000	1,080	(14)
KRW/USD	BOA	01/08/26	KRW	1,323,018	919	(3)
KRW/USD	DUB	01/08/26	KRW	3,541,797	2,459	48
KRW/USD	JPM	01/08/26	KRW	2,403,617	1,669	(6)
KRW/USD	DUB	02/13/26	KRW	3,541,797	2,462	(10)
MXN/USD	DUB	01/29/26	MXN	85,435	4,733	133
MXN/USD	JPM	02/23/26	MXN	20,014	1,106	26
MXN/USD	BOA	02/24/26	MXN	29,326	1,621	35
MXN/USD	JPM	02/27/26	MXN	6,622	366	9
MXN/USD	UBS	02/27/26	MXN	6,561	363	9
MXN/USD	GSC	03/02/26	MXN	11,673	645	15
MXN/USD	HSB	03/09/26	MXN	6,531	361	6
MXN/USD	JPM	03/09/26	MXN	15,602	861	10
MXN/USD	BCL	03/18/26	MXN	24,807	1,368	28
MXN/USD	SGS	03/18/26	MXN	2	—	—
MXN/USD	JPM	04/09/26	MXN	4,481	247	3
MXN/USD	GSC	04/10/26	MXN	7,768	427	7
MXN/USD	JPM	04/10/26	MXN	4,535	249	3
MXN/USD	BOA	04/13/26	MXN	2,863	157	2
MXN/USD	GSC	04/13/26	MXN	7,149	393	5
MXN/USD	GSC	04/15/26	MXN	9,334	513	7
MXN/USD	HSB	04/15/26	MXN	7,274	400	6
PLN/USD	BNP	01/16/26	PLN	11,260	3,136	55
PLN/USD	BOA	01/16/26	PLN	6,515	1,815	34
PLN/USD	CIT	01/16/26	PLN	574	160	—
PLN/USD	GSC	01/16/26	PLN	1,163	324	5
PLN/USD	HSB	01/16/26	PLN	1,570	437	9
PLN/USD	JPM	01/16/26	PLN	4,104	1,143	26
PLN/USD	UBS	01/22/26	PLN	2,805	781	—
PLN/USD	BCL	01/23/26	PLN	4,264	1,188	17
PLN/USD	GSC	01/23/26	PLN	3,233	900	16
PLN/USD	JPM	01/23/26	PLN	2,356	656	18
PLN/USD	UBS	01/23/26	PLN	2,218	618	12
THB/USD	CIT	01/21/26	THB	9	—	—
THB/USD	GSC	01/21/26	THB	6,645	211	2
THB/USD	HSB	01/21/26	THB	9,302	295	9
TRY/USD	BCL	03/27/26	TRY	268,754	5,891	50
TWD/USD	BNP	01/12/26	TWD	19,317	615	(5)
TWD/USD	BNP	01/20/26	TWD	70,796	2,255	8
TWD/USD	BOA	01/20/26	TWD	3,603	115	1
TWD/USD	CIT	01/20/26	TWD	4,169	133	1
TWD/USD	HSB	01/20/26	TWD	5,557	177	1
TWD/USD	BNP	01/22/26	TWD	16,435	524	(3)
TWD/USD	CIT	01/22/26	TWD	31,358	999	(5)
TWD/USD	BNP	01/30/26	TWD	21,072	672	2
TWD/USD	BNP	02/02/26	TWD	23,895	762	—
TWD/USD	CIT	02/02/26	TWD	1,093	35	—
TWD/USD	DUB	02/02/26	TWD	1,475	47	—
TWD/USD	BNP	02/05/26	TWD	19,614	626	1
USD/AUD	BNP	01/14/26	AUD	(6,980)	(4,659)	(121)
USD/AUD	JPM	01/14/26	AUD	(6,419)	(4,284)	(89)
USD/BRL	GSC	03/03/26	BRL	(253)	(46)	—
USD/CAD	HSB	01/14/26	CAD	(19,740)	(14,388)	(362)
USD/CHF	BNP	01/05/26	CHF	(263)	(332)	1
USD/CHF	BNP	01/06/26	CHF	(191)	(241)	—
USD/CHF	BNP	01/14/26	CHF	(232)	(293)	(4)
USD/CHF	BNP	01/14/26	CHF	(205)	(259)	1
USD/CHF	HSB	01/14/26	CHF	(1,128)	(1,426)	(14)
USD/CHF	HSB	01/14/26	CHF	(159)	(201)	—
USD/CHF	UBS	01/14/26	CHF	(233)	(294)	(4)
USD/CNY	BNP	01/21/26	CNY	(16,049)	(2,298)	(21)
USD/CNY	GSC	01/21/26	CNY	(7,998)	(1,145)	(9)
USD/CNY	JPM	01/21/26	CNY	(33,302)	(4,769)	(40)
USD/CNY	SCB	01/21/26	CNY	(15,951)	(2,284)	(21)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	SGS	01/14/26	EUR	(42,074)	(49,468)	(756)
USD/GBP	BNP	01/14/26	GBP	(432)	(582)	2
USD/ILS	BCL	01/15/26	ILS	(805)	(253)	(2)
USD/ILS	BNP	01/15/26	ILS	(1,213)	(381)	(5)
USD/ILS	CIT	01/15/26	ILS	(1,836)	(577)	(15)
USD/ILS	GSC	01/15/26	ILS	(544)	(171)	(2)
USD/ILS	JPM	01/15/26	ILS	(8,459)	(2,658)	(56)
USD/ILS	DUB	01/22/26	ILS	(1,301)	(409)	(4)
USD/ILS	BCL	02/19/26	ILS	(778)	(244)	(3)
USD/ILS	BOA	02/19/26	ILS	(1,801)	(566)	—
USD/ILS	CIT	02/19/26	ILS	(1,442)	(453)	1
USD/ILS	DUB	02/19/26	ILS	(2,654)	(833)	(1)
USD/ILS	MSC	02/19/26	ILS	(2,866)	(900)	(10)
USD/INR	BNP	01/08/26	INR	(12,620)	(140)	—
USD/INR	BNP	01/12/26	INR	(36,063)	(401)	(1)
USD/INR	BOA	01/20/26	INR	(1,826)	(20)	—
USD/INR	SCB	01/20/26	INR	(7,278)	(80)	—
USD/INR	JPM	01/30/26	INR	(46,856)	(520)	6
USD/JPY	BNP	01/05/26	JPY	(7,815)	(50)	—
USD/JPY	BNP	01/06/26	JPY	(135,411)	(865)	(1)
USD/JPY	BNP	01/06/26	JPY	(17,061)	(109)	—
USD/JPY	ANZ	01/14/26	JPY	(22,167)	(142)	1
USD/JPY	BNP	01/14/26	JPY	(196,300)	(1,254)	16
USD/JPY	HSB	01/14/26	JPY	(765,781)	(4,893)	28
USD/JPY	MSC	01/14/26	JPY	(123)	(1)	—
USD/JPY	SCB	01/14/26	JPY	(1,105,434)	(7,063)	37
USD/JPY	SGS	01/14/26	JPY	(2,411,927)	(15,411)	11
USD/KRW	BOA	01/08/26	KRW	(1,323,018)	(918)	(11)
USD/KRW	DUB	01/08/26	KRW	(3,541,797)	(2,459)	9
USD/KRW	JPM	01/08/26	KRW	(2,403,617)	(1,669)	(28)
USD/KRW	BOA	02/13/26	KRW	(1,323,018)	(920)	3
USD/KRW	JPM	02/13/26	KRW	(2,403,617)	(1,671)	6
USD/MXN	JPM	01/30/26	MXN	(397)	(22)	(1)
USD/NOK	CIT	01/14/26	NOK	(2,821)	(280)	(3)
USD/NZD	BNP	01/05/26	NZD	(975)	(561)	5
USD/NZD	BNP	01/06/26	NZD	(719)	(413)	—
USD/NZD	BNP	01/14/26	NZD	(3,004)	(1,730)	(23)
USD/NZD	CIT	01/14/26	NZD	(2,577)	(1,484)	(4)
USD/NZD	CIT	01/14/26	NZD	(1,039)	(598)	1
USD/NZD	DUB	01/14/26	NZD	(815)	(469)	2
USD/NZD	HSB	01/14/26	NZD	(1,020)	(587)	2
USD/NZD	JPM	01/14/26	NZD	(1,484)	(854)	6
USD/PEN	SGS	03/18/26	PEN	(705)	(209)	(1)
USD/PEN	CIT	05/26/26	PEN	(2,831)	(838)	(44)
USD/PLN	BNP	01/16/26	PLN	(2,609)	(727)	(12)
USD/PLN	BOA	01/16/26	PLN	(2,014)	(561)	(10)
USD/PLN	CIT	01/16/26	PLN	(2,014)	(561)	(9)
USD/PLN	CIT	01/16/26	PLN	(13)	(4)	—
USD/PLN	JPM	01/16/26	PLN	(4,750)	(1,323)	(27)
USD/SGD	HSB	01/14/26	SGD	(16,967)	(13,208)	(132)
USD/THB	BOA	01/21/26	THB	(6,818)	(217)	(6)
USD/TWD	BNP	01/08/26	TWD	(4,700)	(150)	—
USD/TWD	BNP	01/22/26	TWD	(102,327)	(3,262)	112
USD/TWD	BOA	01/22/26	TWD	(31,652)	(1,009)	29
USD/TWD	CIT	01/22/26	TWD	(161,938)	(5,159)	167
USD/TWD	SCB	01/22/26	TWD	(34,316)	(1,093)	33
USD/TWD	BNP	03/18/26	TWD	(20,249)	(648)	4
USD/TWD	CIT	03/18/26	TWD	(22,008)	(704)	3
USD/ZAR	BNP	01/22/26	ZAR	(7,060)	(426)	(4)
USD/ZAR	BCL	01/26/26	ZAR	(335)	(20)	(1)
USD/ZAR	DUB	01/26/26	ZAR	(596)	(36)	(2)
USD/ZAR	GSC	01/26/26	ZAR	(307)	(19)	(1)
USD/ZAR	JPM	01/26/26	ZAR	(526)	(32)	(1)
USD/ZAR	UBS	01/26/26	ZAR	(584)	(35)	(2)
ZAR/USD	DUB	01/22/26	ZAR	7,047	425	6
ZAR/USD	BNP	01/26/26	ZAR	16,520	996	6
ZAR/USD	BOA	01/26/26	ZAR	7,335	442	2
ZAR/USD	CIT	01/26/26	ZAR	9,620	581	9
					(78,764)	(743)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
U.S. Treasury Inflation Indexed Securities
Treasury, United States Department of (S)	SOFR +0.18% (S)	MSC	01/15/26	66,631	—	(251)
Treasury, United States Department of (S)	SOFR +0.18% (S)	MSC	01/15/26	29,493	—	(71)
Treasury, United States Department of (S)	SOFR +0.18% (S)	MSC	01/15/26	56,564	—	(412)
					—	(734)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,423,048	—	1,423,048
Non-U.S. Government Agency Asset-Backed Securities	—	93,248	11,478	104,726
Corporate Bonds And Notes	—	8,217	—	8,217
Preferred Stocks	606	—	—	606
Short Term Investments	1,485	27,841	—	29,326
	2,091	1,552,354	11,478	1,565,923
Liabilities - Securities
Government And Agency Obligations	—	(31,047)	—	(31,047)
	—	(31,047)	—	(31,047)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,338	—	—	1,338
Centrally Cleared Interest Rate Swap Agreements	—	29,793	—	29,793
Open Forward Foreign Currency Contracts	—	1,349	—	1,349
	1,338	31,142	—	32,480
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(907)	—	—	(907)
Centrally Cleared Interest Rate Swap Agreements	—	(12,752)	—	(12,752)
OTC Written Options	—	(498)	—	(498)
Open Forward Foreign Currency Contracts	—	(2,092)	—	(2,092)
OTC Total Return Swap Agreements	—	(734)	—	(734)
	(907)	(16,076)	—	(16,983)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 87.4%
Financials 15.0%
Acrisure, LLC
8.25%, 02/01/29 (a)	6,408	6,638
6.00%, 08/01/29 (a) (b)	2,778	2,744
7.50%, 11/06/30 (a)	1,968	2,047
6.75%, 07/01/32 (a)	7,989	8,211
Alliant Holdings Intermediate, LLC
6.50%, 10/01/31 (a)	4,379	4,513
Ally Financial Inc.
4.70%, (100, 05/15/28) (b) (c)	6,530	6,357
6.65%, 01/17/40	2,786	2,805
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (a)	3,301	3,552
Aretec Group, Inc.
7.50%, 04/01/29 (a) (b)	3,573	3,581
Barclays PLC
9.63%, (100, 12/15/29) (b) (c) (d)	2,361	2,668
Beacon Funding Trust
6.27%, 08/15/54 (a)	3,530	3,588
Bread Financial Payments, Inc.
6.75%, 05/15/31 (a)	2,399	2,484
8.38%, 06/15/35 (a)	3,372	3,484
Citadel Securities Global Holdings LLC
6.20%, 06/18/35 (a)	3,645	3,838
Citigroup Inc.
6.88%, (100, 08/15/30) (c)	4,620	4,718
Credit Acceptance Corporation
9.25%, 12/15/28 (a)	485	507
6.63%, 03/15/30 (a)	11,394	11,423
CrossCountry Intermediate HoldCo, LLC
6.50%, 10/01/30 (a)	7,598	7,726
6.75%, 12/01/32 (a)	2,004	2,035
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32	3,269	3,085
Encore Capital Group, Inc.
9.25%, 04/01/29 (a)	3,160	3,332
Ford Motor Credit Company LLC
7.35%, 11/04/27	2,138	2,233
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,455	1,456
12.25%, 10/01/30 (a)	2,962	3,280
Freedom Mortgage Holdings LLC
9.25%, 02/01/29 (a)	4,707	4,930
8.38%, 04/01/32 (a)	2,934	3,093
7.88%, 04/01/33 (a)	3,553	3,677
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	4,005	4,135
7.25%, 03/01/56 (a)	4,620	4,636
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (a)	6,572	6,788
Goldman Sachs Group, Inc., The
7.50%, (100, 05/10/29) (c)	4,640	4,898
Jane Street Group, LLC
7.13%, 04/30/31 (a)	6,743	7,063
6.13%, 11/01/32 (a)	2,809	2,848
6.75%, 05/01/33 (a)	2,759	2,877
OneMain Finance Corporation
5.38%, 11/15/29	1,944	1,944
6.13%, 05/15/30 (b)	3,521	3,587
4.00%, 09/15/30 (b)	1,759	1,649
7.13%, 09/15/32 (b)	3,866	4,014
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)	2,596	2,710
8.00%, 08/01/33 (a)	5,521	5,707
PennyMac Financial Services, Inc.
5.75%, 09/15/31 (a)	4,646	4,668
6.88%, 05/15/32 (a)	4,998	5,222
PRA Group, Inc.
8.38%, 02/01/28 (a)	2,951	3,013
Rocket Companies, Inc.
6.13%, 08/01/30 (a)	2,883	2,976
6.38%, 08/01/33 (a)	3,321	3,463
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	4,407	4,624
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	5,602	5,551
VistaJet Group Holding S.A.
9.50%, 06/01/28 (a) (b)	7,307	7,563
Washington Mutual Bank, FA
0.00%, 06/15/11 (e) (f)	1,500	—
		197,941
Consumer Discretionary 13.8%
Advance Auto Parts, Inc.
7.00%, 08/01/30 (a)	1,843	1,846
7.38%, 08/01/33 (a)	1,843	1,849
Beach Acquisition Bidco, LLC
10.00%, 07/15/33 (a) (g)	5,783	6,369
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	4,237	4,331
Brightstar Lottery PLC
5.75%, 01/15/33 (a)	3,469	3,444
Caesars Entertainment, Inc.
6.50%, 02/15/32 (a)	3,370	3,449
6.00%, 10/15/32 (a) (b)	3,620	3,514
Carnival Corporation
4.00%, 08/01/28 (a)	23,444	23,080
5.13%, 05/01/29 (a)	2,988	3,021
5.75%, 08/01/32 (a)	11,068	11,359
6.13%, 02/15/33 (a)	2,708	2,796
Champ Acquisition Corporation
8.38%, 12/01/31 (a)	2,819	3,042
Dana Incorporated
4.50%, 02/15/32 (b)	3,840	3,686
EG Global Finance PLC
12.00%, 11/30/28 (a)	6,115	6,630
Ford Motor Company
9.63%, 04/22/30	1,826	2,115
IHOL-Verwaltungs-GmbH
6.38%, 05/15/29 (a) (g)	1,573	1,580
7.75%, 11/15/30 (a) (g)	2,657	2,773
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	4,344	4,260
Las Vegas Sands Corp.
6.00%, 06/14/30	2,293	2,404
6.20%, 08/15/34	494	520
Lindblad Expeditions, LLC
7.00%, 09/15/30 (a)	3,488	3,638
Macy's Retail Holdings, LLC
4.50%, 12/15/34	1,179	1,070
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	1,480	1,359
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a) (b)	3,699	2,654
MCE Finance Limited
5.38%, 12/04/29 (a)	3,003	2,967
NCL Corporation Ltd.
5.88%, 01/15/31 (a)	648	645
6.75%, 02/01/32 (a)	3,062	3,135
PetSmart, LLC
7.50%, 09/15/32 (a)	4,650	4,728
10.00%, 09/15/33 (a)	3,634	3,727
Resorts World Las Vegas LLC
4.63%, 04/16/29 (a)	1,608	1,425
8.45%, 07/27/30 (a)	3,093	3,056
Rivers Enterprise Borrower, LLC
6.25%, 10/15/30 (a)	3,472	3,537
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33 (a)	2,957	3,040
Sabre GLBL Inc.
10.75%, 11/15/29 - 03/15/30 (a)	2,736	2,275
Staples, Inc.
10.75%, 09/01/29 (a)	5,815	5,784
Tenneco, Inc.
8.00%, 11/17/28 (a)	4,093	4,094
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	3,661	3,688

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
10.50%, 05/15/29 (a)	2,788	2,853
Univision Communications Inc.
8.50%, 07/31/31 (a)	5,502	5,737
Voyager Parent, LLC
9.25%, 07/01/32 (a)	6,361	6,746
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (b)	5,143	4,513
5.05%, 03/15/42	4,660	3,291
Wynn Macau, Limited
5.13%, 12/15/29 (a)	4,848	4,804
6.75%, 02/15/34 (a)	5,399	5,475
ZF North America Capital, Inc.
6.75%, 04/23/30 (a)	4,479	4,411
7.50%, 03/24/31 (a)	2,054	2,076
		182,796
Energy 11.0%
Aethon United BR LP
7.50%, 10/01/29 (a)	4,428	4,639
Bip-V Chinook
5.50%, 06/15/31 (a)	6,663	6,581
Borr IHC Limited
10.00%, 11/15/28 (a)	3,445	3,464
Citgo Petroleum Corporation
8.38%, 01/15/29 (a)	12,023	12,483
Crescent Energy Finance LLC
8.38%, 01/15/34 (a)	9,164	9,091
Enerflex Inc.
6.88%, 01/15/31 (a)	4,948	5,059
Energy Transfer LP
8.00%, 05/15/54	2,518	2,685
6.75%, 02/15/56	3,500	3,512
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	4,317	4,557
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (a)	6,710	6,749
ITT Holdings LLC
6.50%, 08/01/29 (a)	7,108	6,814
Kimmeridge Texas Gas, LLC
8.50%, 02/15/30 (a)	6,685	6,947
Kinetik Holdings LP
5.88%, 06/15/30 (a)	3,351	3,372
Kodiak Gas Services, LLC
6.50%, 10/01/33 (a)	3,249	3,315
6.75%, 10/01/35 (a)	3,504	3,600
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	5,078	5,266
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,528
6.25%, 02/01/33 (a)	2,573	2,638
Phillips 66
5.88%, 03/15/56	5,044	4,975
6.20%, 03/15/56	1,895	1,887
Sunoco LP
7.88%, (100, 09/18/30) (a) (c)	6,017	6,152
Transmontaigne Partners LLC
8.50%, 06/15/30 (a)	9,588	9,647
Transocean Aquila Limited
8.00%, 09/30/28 (a)	712	728
Transocean Titan Financing Limited
8.38%, 02/01/28 (a)	755	769
Transportadora de Gas del Sur S.A.
7.75%, 11/20/35 (a)	4,608	4,546
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (b) (c)	4,499	3,554
8.13%, 06/01/28 (a)	2,720	2,749
9.50%, 02/01/29 (a)	5,404	5,598
9.88%, 02/01/32 (a) (b)	5,109	5,274
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (a)	1,011	1,029
7.50%, 05/01/33 (a)	1,335	1,438
6.50%, 01/15/34 (a) (b)	1,659	1,699
7.75%, 05/01/35 (a)	1,462	1,601
		145,946
Industrials 10.5%
ADT Security Corporation, The
5.88%, 10/15/33 (a)	4,674	4,736
Air Canada
3.88%, 08/15/26 (a)	6,407	6,372
Boeing Company, The
7.01%, 05/01/64 (h)	3,105	3,525
Bombardier Inc.
8.75%, 11/15/30 (a)	2,904	3,129
7.25%, 07/01/31 (a)	2,852	3,037
7.00%, 06/01/32 (a) (b)	3,356	3,545
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 02/01/32 (a)	6,862	6,994
Cimpress NV
7.38%, 09/15/32 (a) (b)	6,317	6,443
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	4,323	4,536
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	4,229	4,364
Herc Holdings Inc.
7.00%, 06/15/30 (a)	1,942	2,043
7.25%, 06/15/33 (a)	2,243	2,375
6.00%, 03/15/34 (a)	1,985	2,012
Icahn Enterprises L.P.
6.25%, 05/15/26	1,364	1,357
JH North America Holdings Inc.
5.88%, 01/31/31 (a)	211	215
6.13%, 07/31/32 (a)	306	314
Lightning Power, LLC
7.25%, 08/15/32 (a)	4,805	5,107
Manitowoc Company, Inc., The
9.25%, 10/01/31 (a)	4,220	4,533
Maxam Prill S.a r.l.
7.75%, 07/15/30 (a)	6,101	6,307
Onesky Flight, LLC
8.88%, 12/15/29 (a)	3,895	4,154
Queen Mergerco, Inc.
6.75%, 04/30/32 (a)	3,093	3,232
Rand Parent, LLC
8.50%, 02/15/30 (a) (b)	6,829	7,109
Regal Rexnord Corporation
6.40%, 04/15/33 (h)	3,831	4,125
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a) (b)	7,974	8,525
SRM Escrow Issuer, LLC
6.00%, 11/01/28 (a)	1,236	1,239
Stonepeak Nile Parent LLC
7.25%, 03/15/32 (a)	3,674	3,886
TransDigm Inc.
6.75%, 08/15/28 (a)	1,833	1,867
6.38%, 03/01/29 (a)	3,751	3,869
6.63%, 03/01/32 (a)	4,281	4,447
6.00%, 01/15/33 (a)	860	880
Trivium Packaging Finance B.V.
8.25%, 07/15/30 (a)	2,552	2,728
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	1,721	1,713
Watco Companies, L.L.C.
7.13%, 08/01/32 (a)	3,361	3,512
Weekley Homes, LLC
6.75%, 01/15/34 (a)	4,580	4,638
Wesco Distribution, Inc.
6.38%, 03/15/29 - 03/15/33 (a)	5,472	5,677
6.63%, 03/15/32 (a)	2,813	2,941
XPO, Inc.
6.25%, 06/01/28 (a)	3,365	3,438
		138,924
Communication Services 10.0%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	3,633	3,542

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Altice Financing S.A.
5.75%, 08/15/29 (a) (b)	8,238	5,736
Altice France
9.50%, 11/01/29 (a) (b)	4,640	4,770
6.50%, 03/15/32 (a) (b)	3,297	3,163
10.00%, 01/15/33 (a)	1,598	1,466
Cable One, Inc.
4.00%, 11/15/30 (a) (b)	8,123	6,265
CCO Holdings, LLC
5.38%, 06/01/29 (a)	5,267	5,204
4.25%, 02/01/31 (a)	3,973	3,647
4.75%, 02/01/32 (a) (b)	2,844	2,599
4.50%, 05/01/32	1,355	1,214
4.25%, 01/15/34 (a) (b)	9,233	7,854
Cipher Compute LLC
7.13%, 11/15/30 (a)	6,925	7,062
Clear Channel Outdoor Holdings, Inc.
7.50%, 03/15/33 (a)	2,835	2,995
CMG Media Corporation
8.88%, 06/18/29 (a) (b)	8,855	7,604
Connect Finco S.a r.l.
9.00%, 09/15/29 (a)	3,254	3,452
CSC Holdings, LLC
5.50%, 04/15/27 (a)	6,025	5,121
11.25%, 05/15/28 (a) (b)	2,961	2,324
11.75%, 01/31/29 (a)	3,925	2,904
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	4,796	4,819
8.88%, 02/01/30 (a)	3,234	3,276
10.00%, 02/15/31 (a)	3,146	3,213
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	2,065	2,156
8.63%, 03/15/31 (a)	2,570	2,701
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	4,132	4,160
Gray Media, Inc.
5.38%, 11/15/31 (a)	5,592	4,193
7.25%, 08/15/33 (a)	2,103	2,149
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)	3,521	3,603
Liberty Media Corporation
8.25%, 02/01/30	5,487	265
Maya
7.00%, 10/15/28 - 04/15/32 (a)	3,146	3,213
8.50%, 04/15/31 (a)	2,277	2,445
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	1,768	1,771
Nexstar Media Group, Inc.
4.75%, 11/01/28 (a) (b)	505	501
Telesat Canada
5.63%, 12/06/26 (a)	5,533	4,436
Wayfair LLC
6.75%, 11/15/32 (a)	4,672	4,797
Wulf Compute LLC
7.75%, 10/15/30 (a)	6,682	6,887
		131,507
Information Technology 8.5%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	7,010	7,041
AMS-Osram AG
12.25%, 03/30/29 (a)	4,525	4,785
Athenahealth Group Inc.
6.50%, 02/15/30 (a)	6,349	6,355
Central Parent Inc.
8.00%, 06/15/29 (a) (b)	7,409	6,419
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	6,850	6,940
9.00%, 09/30/29 (a)	8,876	9,242
8.25%, 06/30/32 (a)	2,757	2,886
6.63%, 08/15/33 (a)	2,682	2,655
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	1,909	1,912
5.95%, 06/15/30 (a)	7,036	7,177
Entegris, Inc.
4.38%, 04/15/28 (a)	4,302	4,262
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (a)	6,417	6,682
Foundry JV Holdco LLC
5.90%, 01/25/33 (a)	3,275	3,435
Imola Merger Corporation
4.75%, 05/15/29 (a)	9,039	8,926
Open Text Corporation
6.90%, 12/01/27 (a)	705	732
3.88%, 02/15/28 (a)	5,998	5,868
4.13%, 02/15/30 (a)	5,173	4,947
Qnity Electronics, Inc.
5.75%, 08/15/32 (a)	2,535	2,594
Rocket Software, Inc.
9.00%, 11/28/28 (a)	2,624	2,697
6.50%, 02/15/29 (a)	8,642	8,464
ViaSat, Inc.
6.50%, 07/15/28 (a) (b)	2,880	2,797
7.50%, 05/30/31 (a) (b)	5,701	5,403
		112,219
Health Care 6.0%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	5,815	6,058
Bausch Health Companies Inc.
4.88%, 06/01/28 (a)	1,227	1,095
Community Health Systems, Inc.
6.00%, 01/15/29 (a)	3,920	3,919
6.13%, 04/01/30 (a)	2,605	2,088
10.88%, 01/15/32 (a)	6,171	6,740
9.75%, 01/15/34 (a)	2,100	2,205
CVS Health Corporation
7.00%, 03/10/55	3,178	3,335
Global Medical Response, Inc.
7.38%, 10/01/32 (a)	7,021	7,293
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (b)	5,349	5,280
Lifepoint Health, Inc.
5.38%, 01/15/29 (a) (b)	2,871	2,815
9.88%, 08/15/30 (a)	6,185	6,649
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,007	6,842
MPH Acquisition Holdings LLC
5.75%, 12/31/30 (a)	3,700	3,261
Organon & Co.
6.75%, 05/15/34 (a)	2,265	2,040
Radiology Partners, Inc.
8.50%, 07/15/32 (a)	6,615	6,880
Tenet Healthcare Corporation
4.25%, 06/01/29	1,858	1,831
4.38%, 01/15/30	2,480	2,436
6.13%, 06/15/30	1,738	1,777
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,488	2,455
4.75%, 05/09/27	3,567	3,558
		78,557
Consumer Staples 4.8%
Allied Universal Holdco LLC
4.63%, 06/01/28 (a)	3,610	3,549
6.88%, 06/15/30 (a)	4,751	4,943
7.88%, 02/15/31 (a)	3,351	3,531
Coty Inc.
4.75%, 01/15/29 (a)	1,172	1,154
6.63%, 07/15/30 (a) (b)	3,646	3,737
5.60%, 01/15/31 (a)	4,057	4,088
Grupo Nutresa S.A.
8.00%, 05/12/30 (a)	2,590	2,802
9.00%, 05/12/35 (a)	2,513	2,841
JBS USA Lux S.A.
7.25%, 11/15/53	2,970	3,314
Marb Bondco PLC
3.95%, 01/29/31 (a)	12,721	11,508
Pilgrim's Pride Corporation
4.25%, 04/15/31	5,298	5,174

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
3.50%, 03/01/32	1,488	1,375
Raven Acquisition Holding LLC
6.88%, 11/15/31 (a) (b)	4,774	4,920
Synergy Infrastructure Holdings, LLC
7.88%, 12/01/30 (a)	3,372	3,494
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	6,944	6,934
		63,364
Materials 3.6%
Celanese US Holdings LLC
7.00%, 02/15/31	2,770	2,833
7.38%, 02/15/34	2,247	2,285
Commercial Metals Company
5.75%, 11/15/33 (a)	1,583	1,620
6.00%, 12/15/35 (a)	5,223	5,354
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	6,755	7,103
7.25%, 02/15/34 (a)	1,461	1,535
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a)	3,274	3,157
Mineral Resources Limited
9.25%, 10/01/28 (a)	8,936	9,384
NOVA Chemicals Corporation
4.25%, 05/15/29 (a)	4,168	4,068
7.00%, 12/01/31 (a)	5,646	6,006
Trinseo Luxco Finance SPV S.a r.l.
7.63%, 05/03/29 (a) (g)	69	4
Vale Overseas Ltd
6.00%, 02/25/56 (a)	4,576	4,570
		47,919
Utilities 2.5%
Edison International
4.13%, 03/15/28	527	521
6.25%, 03/15/30	698	730
Sempra
6.40%, 10/01/54	5,027	5,108
Talen Energy Supply, LLC
6.25%, 02/01/34 (a)	4,472	4,557
6.50%, 02/01/36 (a)	3,808	3,938
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	4,328	4,418
8.88%, (100, 01/15/29) (c) (i)	3,150	3,458
Vistra Operations Company LLC
5.00%, 07/31/27 (a)	2,859	2,856
4.38%, 05/01/29 (a)	1,018	1,004
6.88%, 04/15/32 (a)	6,596	6,943
		33,533
Real Estate 1.7%
Five Point Operating Company, LP
8.00%, 10/01/30 (a)	6,458	6,716
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	4,361	4,576
RHP Hotel Properties, LP
6.50%, 04/01/32 - 06/15/33 (a)	6,254	6,477
Service Properties Trust
0.00%, 09/30/27 (a) (j)	4,477	4,013
		21,782
Total Corporate Bonds And Notes (cost $1,133,812)		1,154,488
SENIOR FLOATING RATE INSTRUMENTS 5.2%
Industrials 1.4%
Pitney Bowes Inc.
2025 Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 01/31/32 (k)	7,040	6,987
PUG LLC
2024 Extended Term Loan B, 0.00%, (1 Month Term SOFR + 4.75%), 03/12/30 (k) (l)	1,405	1,390
2024 Extended Term Loan B, 8.67%, (1 Month Term SOFR + 4.75%), 03/12/30 (k)	1,928	1,907
Stonepeak Bayou Holdings LP
Term Loan B, 6.74%, (3 Month Term SOFR + 2.75%), 09/24/32 (k)	3,750	3,361
Vista Management Holding, Inc.
2025 Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 03/27/31 (k)	5,003	5,045
		18,690
Communication Services 1.3%
Allen Media, LLC
2021 Term Loan B, 9.32%, (3 Month Term SOFR + 5.50%), 02/10/27 (g) (k)	2,952	2,058
AMC Entertainment Holdings, Inc.
2024 Term Loan, 10.73%, (1 Month Term SOFR + 7.00%), 01/04/29 (k)	6,983	6,984
Aventiv Technologies, LLC
2024 Incremental Second Out Term Loan, 11.76%, (3 Month Term SOFR + 7.50%), 03/25/26 (k) (m)	169	169
2024 Bridge Term Loan, 13.96%, (3 Month Term SOFR + 10.00%), 03/25/26 (k)	134	140
2025 5th Amendment Incremental Bridge Loan, 14.16%, (3 Month Term SOFR + 10.00%), 03/25/26 (k)	70	73
CMG Media Corporation
2024 Term Loan, 7.60%, (3 Month Term SOFR + 3.50%), 06/18/29 (k)	4,865	4,527
Gray Television, Inc.
2024 Term Loan B, 9.12%, (1 Month Term SOFR + 5.25%), 05/22/29 (k)	81	81
Iridium Satellite LLC
2024 Term Loan B, 6.17%, (1 Month Term SOFR + 2.25%), 09/20/30 (k)	3,540	3,440
		17,472
Information Technology 0.8%
Ahead DB Holdings, LLC
2024 Term Loan B4, 6.50%, (3 Month Term SOFR + 2.50%), 01/24/31 (k)	3,464	3,457
Rocket Software, Inc.
2023 USD Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 11/28/28 (k)	4,220	4,218
ViaSat, Inc.
2023 Term Loan, 8.35%, (1 Month Term SOFR + 4.50%), 05/30/30 (k)	3,372	3,357
		11,032
Consumer Discretionary 0.8%
Autokiniton US Holdings, Inc.
2024 Term Loan B, 8.03%, (1 Month Term SOFR + 4.00%), 04/06/28 (k)	3,619	3,583
First Brands Group, LLC
2025 DIP Term Loan, 5.39%, (1 Month Term SOFR + 1.55%), 06/29/26 (k)	592	107
2025 DIP Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/22/27 (e) (f) (k) (m)	1,661	15
2022 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/30/27 (e) (f) (k) (m)	1,303	7
Michaels Companies, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 04/08/28 (k) (l)	1,895	1,829
2021 Term Loan B, 8.51%, (3 Month Term SOFR + 4.25%), 04/08/28 (k)	3,775	3,643
Sabre GLBL Inc.
2024 Term Loan B1, 10.02%, (1 Month Term SOFR + 6.00%), 11/15/29 (k)	2,015	1,773
		10,957
Energy 0.4%
Blackfin Pipeline LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 09/29/32 (k)	4,463	4,467
Financials 0.3%
Aretec Group, Inc.
2024 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 08/09/30 (k)	3,440	3,451
Health Care 0.2%
Amneal Pharmaceuticals LLC
2025 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 07/24/32 (k)	2,578	2,598
Total Senior Floating Rate Instruments (cost $71,813)		68,667

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 0.8%
Sovereign 0.8%
Federal Government of Nigeria
8.63%, 01/13/36 (a)	3,054	3,287
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (a)	3,852	4,300
Presidence de la Republique de Cote d'Ivoire
8.08%, 04/01/36 (a)	3,044	3,280
Total Government And Agency Obligations (cost $10,134)		10,867
COMMON STOCKS 0.6%
Energy 0.3%
MPLX LP	87	4,654
Prairie Provident Resources Inc. (e)	224	5
Vantage Drilling International (b) (m)	2	15
		4,674
Industrials 0.2%
LuxCo 3 (e) (m)	118	2,081
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	335	741
iHeartMedia, Inc. - Class A (e)	141	586
		1,327
Materials 0.0%
Smurfit Westrock Public Limited Company	—	4
Information Technology 0.0%
New Cotai LLC (e) (m)	—	—
Total Common Stocks (cost $9,321)		8,086
RIGHTS 0.0%
Altice Financing S.A. (e) (m)	7	107
Total Rights (cost $68)		107
SHORT TERM INVESTMENTS 10.1%
Securities Lending Collateral 5.8%
JNL Government Money Market Fund - Class SL, 3.74% (n) (o)	76,204	76,204
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 3.64% (n) (o)	57,537	57,537
Total Short Term Investments (cost $133,741)		133,741
Total Investments 104.1% (cost $1,358,889)		1,375,956
Other Assets and Liabilities, Net (4.1)%		(53,898)
Total Net Assets 100.0%		1,322,058

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $1,041,439 and 78.8% of the Fund.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Non-income producing security.

(f) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	48,944	543,601	535,008	2,715	—	—	57,537	4.3
JNL Government Money Market Fund, 3.74% - Class SL	79,197	465,104	468,097	3,133	—	—	76,204	5.8
	128,141	1,008,705	1,003,105	5,848	—	—	133,741	10.1

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Vistra Corp., 8.88% (callable at 100, 01/15/29)	06/11/24	3,256	3,458	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,154,488	—	1,154,488
Senior Floating Rate Instruments	—	68,476	191	68,667
Government And Agency Obligations	—	10,867	—	10,867
Common Stocks	5,990	—	2,096	8,086
Rights	—	—	107	107
Short Term Investments	133,741	—	—	133,741
	139,731	1,233,831	2,394	1,375,956

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America Investment Grade Credit Fund
CORPORATE BONDS AND NOTES 87.8%
Financials 34.5%
AerCap Ireland Capital Designated Activity Company
3.00%, 10/29/28	700	679
AIG Global Funding
5.20%, 06/24/29 (a)	500	514
American Express Company
4.35%, 07/20/29	600	604
AON North America, Inc.
5.75%, 03/01/54	300	299
Athene Holding Ltd
6.63%, 05/19/55	150	153
Avolon Holdings Funding Limited
4.95%, 01/15/28 (a)	400	405
Banco Santander, S.A.
6.53%, 11/07/27	880	898
Bank of America Corporation
3.71%, 04/24/28	830	826
5.82%, 09/15/29	2,240	2,337
2.97%, 02/04/33	1,180	1,080
5.47%, 01/23/35	950	991
Bank of New York Mellon Corporation, The
6.32%, 10/25/29	450	478
5.83%, 10/25/33	800	864
5.32%, 06/06/36	400	415
Barclays PLC
2.28%, 11/24/27	500	492
5.86%, 08/11/46	430	441
Beacon Funding Trust
6.27%, 08/15/54 (a)	100	102
Berkshire Hathaway Finance Corporation
4.20%, 08/15/48	280	234
3.85%, 03/15/52	260	200
BlackRock Finance, Inc.
2.10%, 02/25/32	380	336
BlackRock, Inc.
5.25%, 03/14/54	160	153
5.35%, 01/08/55	438	427
Blue Owl Credit Income Corp.
6.60%, 09/15/29	160	165
Brookfield Asset Management Ltd.
5.80%, 04/24/35	324	339
6.08%, 09/15/55	120	123
Brown & Brown, Inc.
5.25%, 06/23/32	145	148
5.55%, 06/23/35	50	51
Citigroup Inc.
6.95%, (100, 02/15/30) (b)	500	514
4.50%, 09/11/31	570	572
3.79%, 03/17/33	900	858
6.02%, 01/24/36	200	210
5.17%, 09/11/36	300	303
CNO Financial Group, Inc.
6.45%, 06/15/34	180	191
Corebridge Financial, Inc.
5.75%, 01/15/34	380	398
4.40%, 04/05/52	240	194
Deutsche Bank Aktiengesellschaft
3.55%, 09/18/31	500	477
Equitable Financial Life Global Funding
4.95%, 06/09/30 (a)	1,540	1,569
European Bank for Reconstruction and Development
4.13%, 01/25/29	1,040	1,054
European Investment Bank
4.00%, 02/15/29	1,340	1,357
4.25%, 08/16/32 (c)	718	729
First Citizens BancShares, Inc.
5.60%, 09/05/35	650	649
Five Corners Funding Trust II
2.85%, 05/15/30 (a)	500	471
Ford Motor Credit Company LLC
5.92%, 03/20/28	300	307
6.80%, 11/07/28	190	199
Goldman Sachs Group, Inc., The
4.69%, 10/23/30	580	588
4.37%, 10/21/31	1,600	1,595
5.56%, 11/19/45	500	501
Golub Capital Private Credit Fund
5.88%, 05/01/30	330	337
Guardian Life Insurance Co.
4.33%, 10/06/30 (a)	330	330
Guardian Life Insurance Company of America, The
3.70%, 01/22/70 (a)	200	135
HSBC Holdings PLC
5.13%, 11/19/28	300	306
6.16%, 03/09/29	600	625
Inter-American Development Bank
4.50%, 05/15/26	1,400	1,404
International Bank for Reconstruction and Development
3.88%, 10/16/29 - 02/14/30	2,900	2,926
4.00%, 07/25/30	600	608
4.50%, 04/10/31	520	537
4.38%, 08/27/35	800	811
JPMorgan Chase & Co.
5.04%, 01/23/28	1,000	1,010
4.51%, 10/22/28	1,640	1,656
2.07%, 06/01/29	1,223	1,168
5.35%, 06/01/34	460	479
4.95%, 10/22/35	500	507
5.57%, 04/22/36	180	189
5.58%, 07/23/36	300	311
3.11%, 04/22/41	300	236
5.53%, 11/29/45	800	812
3.96%, 11/15/48	450	362
KfW
4.63%, 08/07/26	700	704
3.50%, 08/27/27	2,000	1,999
Lloyds Banking Group PLC
5.72%, 06/05/30	360	377
LPL Holdings, Inc.
5.65%, 03/15/35	60	62
Manulife Financial Corporation
4.99%, 12/11/35	300	300
MET Tower Global Funding
4.85%, 01/16/27 (a)	1,000	1,009
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/31	538	541
5.57%, 01/16/36	1,400	1,466
Morgan Stanley
5.66%, 04/18/30	830	864
4.65%, 10/18/30	1,500	1,517
5.19%, 04/17/31	1,350	1,391
5.25%, 04/21/34	1,290	1,329
5.59%, 01/18/36	300	314
5.95%, 01/19/38	280	295
5.52%, 11/19/55	580	574
Morgan Stanley Private Bank, National Association
4.47%, 07/06/28	660	664
4.20%, 11/17/28	711	713
4.47%, 11/19/31	1,130	1,132
NatWest Group PLC
5.12%, 05/23/31	450	462
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)	110	110
Northwestern Mutual Life Foundation, Inc.
6.17%, 05/29/55 (a)	210	223
Protective Life Corporation
4.70%, 01/15/31 (a)	371	372
Royal Bank of Canada
4.97%, 08/02/30	800	820
6.35%, 11/24/84 (d)	150	147
S&P Global Inc.
5.25%, 09/15/33 (c)	400	420

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Skandinaviska Enskilda Banken AB
4.50%, 09/03/30 (a)	400	402
State Street Corporation
4.78%, 10/23/36	300	298
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	685	740
5.58%, 01/29/36	300	313
U.S. Bancorp
5.08%, 05/15/31	300	309
5.42%, 02/12/36 (c)	200	208
U.S. Bank National Association
4.73%, 05/15/28 (e)	600	606
UBS Group AG
6.25%, 09/22/29 (a)	500	526
Wells Fargo & Company
2.88%, 10/30/30	400	380
5.24%, 01/24/31	600	621
5.15%, 04/23/31	850	877
		64,324
Health Care 10.3%
180 Medical, Inc.
5.30%, 10/08/35 (a)	200	199
AbbVie Inc.
4.80%, 03/15/29	800	819
4.25%, 11/21/49	1,000	825
Advocate Health and Hospitals Corporation
3.01%, 06/15/50	200	132
Alcon Finance Corporation
3.00%, 09/23/29 (a)	300	288
2.60%, 05/27/30 (a)	480	446
Amgen Inc.
5.25%, 03/02/30	970	1,006
5.65%, 03/02/53	570	558
AstraZeneca Finance LLC
5.00%, 02/26/34	500	518
Bayer US Finance II LLC
4.63%, 06/25/38 (a)	270	247
Bristol-Myers Squibb Company
4.13%, 06/15/39	290	264
Cencora, Inc.
5.15%, 02/15/35	400	409
Centene Corporation
3.38%, 02/15/30	400	368
Cigna Group, The
2.38%, 03/15/31	340	308
5.25%, 01/15/36	660	672
CVS Health Corporation
4.78%, 03/25/38	780	737
Elevance Health, Inc.
5.00%, 01/15/36	724	720
6.10%, 10/15/52	100	103
Eli Lilly and Company
5.05%, 08/14/54	500	469
EMD Finance LLC
4.38%, 10/15/30 (a)	600	601
4.63%, 10/15/32 (a)	243	243
Gilead Sciences, Inc.
4.80%, 04/01/44	400	369
HCA Inc.
4.60%, 11/15/32	200	198
5.45%, 09/15/34	326	336
4.63%, 03/15/52	400	326
6.20%, 03/01/55	470	480
Humana Inc.
5.75%, 04/15/54	150	141
Indiana University Health, Inc.
2.85%, 11/01/51	200	126
Johnson & Johnson
4.85%, 03/01/32	350	363
Kaiser Foundation Hospitals
4.15%, 05/01/47	100	83
Labcorp Holdings Inc.
4.35%, 04/01/30	960	961
Mars, Incorporated
3.88%, 04/01/39 (a)	610	536
5.65%, 05/01/45 (a)	260	262
5.70%, 05/01/55 (a)	70	70
McKesson Corporation
4.65%, 05/30/30	800	814
Merck & Co., Inc.
5.50%, 03/15/46	688	687
5.00%, 05/17/53	140	129
Pfizer Investment Enterprises Pte. Ltd
5.30%, 05/19/53	340	321
Roche Holdings, Inc.
5.59%, 11/13/33 (a)	300	321
Royalty Pharma PLC
5.20%, 09/25/35	120	121
3.30%, 09/02/40	900	697
STERIS Irish FinCo Unlimited Company
3.75%, 03/15/51	240	178
Takeda Pharmaceutical Company Limited
5.30%, 07/05/34	560	578
UnitedHealth Group Incorporated
4.95%, 01/15/32	500	512
4.25%, 06/15/48	720	590
		19,131
Utilities 8.1%
American Water Capital Corp.
5.70%, 09/01/55	220	221
Arizona Public Service Company
5.70%, 08/15/34	300	316
Consolidated Edison Company of New York, Inc.
4.45%, 03/15/44	350	304
Constellation Energy Generation, LLC
6.50%, 10/01/53	180	196
Duke Energy Corporation
4.25%, 12/15/41	290	255
Duke Energy Florida, LLC
5.95%, 11/15/52	390	403
Duke Energy Progress, LLC
5.10%, 03/15/34	210	216
4.10%, 03/15/43	320	270
5.55%, 03/15/55	540	533
Entergy Corporation
5.88%, 06/15/56	750	750
6.10%, 06/15/56	330	330
Entergy Utility Assets, LLC
5.15%, 09/15/34	200	205
Essential Utilities, Inc.
2.70%, 04/15/30	500	469
Exelon Corporation
5.60%, 03/15/53	210	204
6.50%, 03/15/55	700	728
Florida Power & Light Company
5.30%, 06/15/34	510	534
3.95%, 03/01/48	610	488
5.60%, 02/15/66	272	268
Interstate Power and Light Company
5.60%, 06/29/35	354	369
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (f)	760	770
Niagara Mohawk Power Corporation
6.00%, 07/03/55 (a)	230	233
NiSource Inc.
5.85%, 04/01/55	400	399
NSTAR Electric Company
1.95%, 08/15/31	250	220
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	430	286
PECO Energy Company
2.85%, 09/15/51	320	199
PG&E Company
4.50%, 07/01/40	500	436
6.75%, 01/15/53	330	351
6.70%, 04/01/53	230	243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Piedmont Natural Gas Company, Inc.
5.05%, 05/15/52	210	188
Public Service Company of Colorado
5.15%, 09/15/35	1,000	1,014
Public Service Electric And Gas Company
5.45%, 03/01/54	250	245
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	400	413
5.88%, 10/15/28	500	522
San Diego Gas & Electric Company
5.35%, 04/01/53	360	341
Sempra
6.40%, 10/01/54	650	660
Southern California Edison Company
4.88%, 02/01/27	250	252
5.20%, 06/01/34	170	171
4.65%, 10/01/43	350	298
5.88%, 12/01/53	210	201
Southern California Gas Company
6.00%, 06/15/55	491	505
Virginia Electric and Power Company
2.45%, 12/15/50	290	167
		15,173
Industrials 6.5%
Aircastle Limited
6.50%, 07/18/28 (a)	250	263
Amcor Finance (USA), Inc.
5.63%, 05/26/33	280	293
Amrize Finance US LLC
4.95%, 04/07/30	391	400
Boeing Company, The
6.30%, 05/01/29 (g)	660	701
6.53%, 05/01/34 (g)	370	409
5.81%, 05/01/50 (g)	330	325
Burlington Northern Santa Fe, LLC
5.40%, 06/01/41	340	345
5.20%, 04/15/54	700	660
5.50%, 03/15/55	330	325
Canadian Pacific Kansas City Limited
3.10%, 12/02/51	170	113
CRH America Finance, Inc.
4.40%, 02/09/31	612	612
5.00%, 02/09/36	216	217
Element Fleet Management Corp.
5.04%, 03/25/30 (a)	460	470
GATX Corporation
6.90%, 05/01/34	290	325
5.50%, 06/15/35	150	154
Norfolk Southern Corporation
3.16%, 05/15/55	580	374
Paychex, Inc.
5.10%, 04/15/30	448	461
5.35%, 04/15/32	345	357
Regal Rexnord Corporation
6.05%, 04/15/28 (g)	400	414
6.40%, 04/15/33 (g)	350	377
Republic Services, Inc.
4.88%, 04/01/29	100	102
RTX Corporation
6.00%, 03/15/31	500	538
6.10%, 03/15/34	400	438
5.38%, 02/27/53	220	211
Smurfit Kappa Treasury Unlimited Company
5.78%, 04/03/54	200	201
Smurfit Westrock Financing Designated Activity Company
5.19%, 01/15/36 (c)	500	504
UL Solutions Inc.
6.50%, 10/20/28	700	740
Union Pacific Corporation
3.60%, 09/15/37	440	392
3.95%, 08/15/59	170	126
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	157	156
Waste Connections, Inc.
5.00%, 03/01/34	510	522
Waste Management, Inc.
4.80%, 03/15/32	550	562
		12,087
Communication Services 6.3%
Alphabet Inc.
4.38%, 11/15/32	299	300
4.50%, 05/15/35	200	199
4.70%, 11/15/35	300	300
1.90%, 08/15/40	270	183
5.45%, 11/15/55	70	69
5.30%, 05/15/65	112	105
AT&T Inc.
5.25%, 03/01/37	870	881
4.85%, 03/01/39	740	704
4.30%, 12/15/42	290	245
3.65%, 06/01/51	1,150	810
Charter Communications Operating, LLC
3.50%, 06/01/41 - 03/01/42	680	479
5.38%, 05/01/47	300	247
Comcast Corporation
3.75%, 04/01/40	530	438
2.89%, 11/01/51	390	229
Cox Communications, Inc.
5.95%, 09/01/54 (a)	300	263
Meta Platforms, Inc.
4.60%, 11/15/32	100	101
4.88%, 11/15/35	450	449
5.50%, 11/15/45	650	632
5.60%, 05/15/53	200	191
5.55%, 08/15/64	210	195
SoftBank Corp.
5.33%, 07/09/35 (a)	620	621
T-Mobile USA, Inc.
4.95%, 03/15/28	660	673
2.25%, 11/15/31	330	293
5.75%, 01/15/34	710	753
5.65%, 01/15/53	200	194
5.70%, 01/15/56 (c)	280	273
Verizon Communications Inc.
4.75%, 01/15/33	283	283
4.40%, 11/01/34	830	801
5.75%, 11/30/45	350	348
5.88%, 11/30/55	420	416
		11,675
Consumer Staples 6.1%
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	1,190	1,232
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	350	346
B.A.T Capital Corporation
7.08%, 08/02/53	330	375
Bimbo Bakeries USA, Inc.
5.38%, 01/09/36 (a)	470	479
Bunge Limited Finance Corp.
5.15%, 08/04/35	622	632
Cargill, Incorporated
2.13%, 11/10/31 (a)	460	407
5.38%, 10/23/55 (a)	329	317
Coca-Cola Company, The
5.30%, 05/13/54	350	344
Constellation Brands, Inc.
2.25%, 08/01/31	360	319
CSL Finance PLC
4.25%, 04/27/32 (a)	200	197
5.11%, 04/03/34 (a)	300	308
JBS USA Holding Lux S.a r.l.
6.25%, 03/01/56 (a)	525	524
6.38%, 04/15/66 (a)	520	517
JBS USA Lux S.A.
7.25%, 11/15/53	270	301
Keurig Dr Pepper Inc.
3.95%, 04/15/29	560	554

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Nestle Capital Corporation
4.88%, 03/12/34 (a)	210	216
Philip Morris International Inc.
4.00%, 10/29/30	800	793
4.75%, 11/01/31	700	715
Procter & Gamble Company, The
4.05%, 05/01/30	760	764
Southern California, University of
3.84%, 10/01/47	450	361
Trustees of Columbia University In The City of New York, The
4.36%, 10/01/35	447	439
Tyson Foods, Inc.
5.70%, 03/15/34	360	380
Unilever Capital Corporation
5.00%, 12/08/33	300	311
University of Chicago, The
2.76%, 04/01/45	350	270
Walmart Inc.
4.50%, 04/15/53	420	371
		11,472
Information Technology 5.7%
Apple Inc.
3.45%, 02/09/45	330	257
4.38%, 05/13/45	120	107
4.65%, 02/23/46	420	386
3.95%, 08/08/52 (c)	500	397
Applied Materials, Inc.
4.60%, 01/15/36	625	616
AppLovin Corporation
5.38%, 12/01/31	580	601
Broadcom Inc.
5.05%, 07/12/29	908	935
4.35%, 02/15/30	470	473
4.60%, 07/15/30	456	464
4.90%, 07/15/32	456	465
3.47%, 04/15/34	420	383
Cisco Systems, Inc.
4.85%, 02/26/29	460	472
5.30%, 02/26/54	260	250
Foundry JV Holdco LLC
6.15%, 01/25/32 (a)	470	499
Intel Corporation
4.80%, 10/01/41	200	177
Microsoft Corporation
2.53%, 06/01/50	830	508
NXP B.V.
3.15%, 05/01/27	570	564
Oracle Corporation
3.65%, 03/25/41	450	328
5.88%, 09/26/45	310	280
4.00%, 11/15/47	340	234
6.00%, 08/03/55	200	177
6.10%, 09/26/65	490	433
Synopsys, Inc.
4.85%, 04/01/30	968	988
Texas Instruments Incorporated
5.15%, 02/08/54	170	160
Wipro IT Services, LLC
1.50%, 06/23/26 (a)	400	395
		10,549
Energy 5.4%
BP Capital Markets America Inc.
2.94%, 06/04/51	300	191
Chevron U.S.A. Inc.
4.30%, 10/15/30 (c)	400	404
ConocoPhillips Company
5.30%, 05/15/53	220	205
Energy Transfer LP
5.70%, 04/01/35 (c)	210	217
5.80%, 06/15/38	270	276
5.00%, 05/15/50	500	419
Enterprise Products Operating LLC
4.60%, 01/15/31	313	317
5.20%, 01/15/36	170	173
5.70%, 02/15/42	550	561
Exxon Mobil Corporation
4.23%, 03/19/40	400	367
MPLX LP
5.50%, 06/01/34	380	388
6.20%, 09/15/55	460	457
ONEOK, Inc.
5.05%, 11/01/34	105	104
Ovintiv Canada ULC
5.65%, 05/15/28	280	288
6.25%, 07/15/33	70	74
Pioneer Natural Resources Company
1.90%, 08/15/30	300	272
Repsol E&P Capital Markets US LLC
5.20%, 09/16/30 (a)	200	203
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	570	574
4.50%, 05/15/30	850	854
Shell Finance US Inc.
3.00%, 11/26/51 (a)	250	161
Targa Resources Corp.
6.15%, 03/01/29	850	895
Targa Resources Partners LP
4.00%, 01/15/32	610	582
TotalEnergies SE
5.64%, 04/05/64	300	290
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (a)	600	563
6.25%, 01/15/30 (a)	500	507
Williams Companies, Inc., The
5.30%, 09/30/35 - 08/15/52	840	822
		10,164
Materials 2.3%
Amcor Flexibles North America, Inc.
5.50%, 03/17/35	250	259
Antofagasta PLC
5.63%, 09/09/35 (a)	340	350
AptarGroup, Inc.
4.75%, 03/30/31	174	175
Corporacion Nacional del Cobre de Chile
6.78%, 01/13/55 (a)	430	462
Ecolab Inc.
5.00%, 09/01/35	150	153
Glencore Funding LLC
5.19%, 04/01/30 (a)	164	168
5.67%, 04/01/35 (a)	150	157
Mosaic Company, The
4.35%, 01/15/29	650	652
Newmont Corporation
5.35%, 03/15/34	800	838
Nutrien Ltd.
5.40%, 06/21/34	500	516
Sonoco Products Company
4.45%, 09/01/26	143	143
4.60%, 09/01/29	370	373
		4,246
Consumer Discretionary 1.6%
Amazon.com, Inc.
3.88%, 08/22/37	700	643
2.50%, 06/03/50	200	120
Flutter Treasury Designated Activity Company
5.88%, 06/04/31 (a)	330	334
General Motors Company
5.63%, 04/15/30	490	511
Honda Motor Co., Ltd.
5.34%, 07/08/35	300	307
Hyundai Capital America
4.88%, 11/01/27 (a)	400	405
Lowe`s Companies, Inc.
3.00%, 10/15/50	300	191
McDonald's Corporation
5.45%, 08/14/53	180	175

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	260	261
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	120	121
		3,068
Real Estate 1.0%
American Tower Corporation
2.90%, 01/15/30	370	351
CoStar Group, Inc.
2.80%, 07/15/30 (a)	480	440
ERP Operating Limited Partnership
4.95%, 06/15/32	140	143
National Health Investors, Inc.
5.35%, 02/01/33	250	249
ProLogis, L.P.
5.25%, 06/15/53	170	162
VICI Properties Inc.
4.13%, 08/15/30 (a)	450	436
		1,781
Total Corporate Bonds And Notes (cost $160,715)		163,670
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.1%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	234	227
Series 2016-A-2, 3.65%, 06/15/28	193	186
British Airways PLC
Series 2018-AA-1, 3.80%, 09/20/31	213	208
Series 2019-1, 3.30%, 12/15/32	287	271
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	661	659
Consolidated Communications LLC/Fidium Fiber Finance
Series 2025-A2-4A, 5.52%, 12/20/55	710	716
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	406	408
GreatAmerica Financial Services Corporation
Series 2025-A2-2, 4.22%, 11/15/27	665	667
Greatamerica Leasing Receivables Funding, L.L.C.
Series 2025-A2-1, 4.52%, 04/15/27	904	907
J.P. Morgan Mortgage Trust 2025-NQM1
Series 2025-A1-NQM4, REMIC, 4.95%, 10/25/29 (h)	564	564
MetroNet Infrastructure Issuer LLC
Series 2025-A2-4A, 5.16%, 12/22/55	582	583
OBX 2025-NQM13 Trust
Series 2025-A1-NQM13, REMIC, 5.44%, 05/25/65 (f)	430	434
OBX 2025-NQM20 Trust
Series 2025-A1-NQM20, REMIC, 5.02%, 10/25/65 (h)	520	520
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	690	694
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.62%, 02/14/30 (h)	210	216
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	1,353	1,413
United Airlines Pass Through Certificates, Series 2016-2
Series 2024-AA-1, 5.45%, 02/15/37	615	633
United Airlines Pass Through Certificates, Series 2019-1
Series 2019-AA-1, 4.15%, 08/25/31	273	268
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,440)		9,574
GOVERNMENT AND AGENCY OBLIGATIONS 4.3%
Sovereign 2.2%
Gobierno Federal de los Estados Unidos Mexicanos
5.38%, 03/22/33	513	509
6.34%, 05/04/53	460	438
Israel, State of
5.50%, 03/12/34	520	537
Republic of Indonesia, The Government of, The
4.30%, 04/16/31	800	796
ROP Sukuk Trust
5.05%, 06/06/29 (a)	960	983
Segretariato Generale Della Presidenza Della Repubblica
3.88%, 05/06/51	200	143
The Philippines, Government of
5.95%, 10/13/47	250	262
Urzad Rady Ministrow
5.50%, 03/18/54	400	381
		4,049
U.S. Treasury Bond 0.8%
Treasury, United States Department of
4.13%, 08/15/44	250	230
3.00%, 05/15/45	1,050	809
2.75%, 08/15/47	800	572
		1,611
U.S. Treasury Note 0.8%
Treasury, United States Department of
3.88%, 07/31/27	1,500	1,509
Municipal 0.5%
Metropolitan Transportation Authority
6.81%, 11/15/40	125	139
New Jersey Turnpike Authority
7.10%, 01/01/41	250	292
Texas, State of
5.52%, 04/01/39	234	240
The University of Texas System
4.79%, 08/15/46	230	218
		889
Total Government And Agency Obligations (cost $8,007)		8,058
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 3.74% (i) (j)	2,846	2,846
U.S. Treasury Bill 1.1%
Treasury, United States Department of
3.60%, 01/29/26	2,000	1,995
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.64% (i) (j)	910	910
Total Short Term Investments (cost $5,750)		5,751
Total Investments 100.3% (cost $183,912)		187,053
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net (0.3)%		(566)
Total Net Assets 100.0%		186,478

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $20,761 and 11.1% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Convertible security.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/PPM America Investment Grade Credit Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	925	122,050	122,065	129	—	—	910	0.5
JNL Government Money Market Fund, 3.74% - Class SL	2,289	24,333	23,776	42	—	—	2,846	1.5
	3,214	146,383	145,841	171	—	—	3,756	2.0

Summary of Investments by Country^	Total Long Term Investments
United States of America	77.8%
Multi-National	5.1
United Kingdom	2.7
Germany	2.3
Japan	1.9
Ireland	1.4
Switzerland	1.3
Canada	1.3
Mexico	0.8
Brazil	0.7
Philippines	0.7
Belgium	0.7
Spain	0.6
Australia	0.5
Chile	0.4
Indonesia	0.4
Netherlands	0.3
Israel	0.3
Sweden	0.2
India	0.2
Poland	0.2
France	0.1
Italy	0.1
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America Investment Grade Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
U.S. Bank National Association, 4.73%, 05/15/28	05/12/25	600	606	0.3

JNL/PPM America Investment Grade Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	8	March 2026	898	(1)	2
United States 2 Year Note	11	April 2026	2,298	(1)	(2)
United States Long Bond	31	March 2026	3,612	(7)	(28)
United States Ultra Bond	5	March 2026	596	(2)	(6)
				(11)	(34)
Short Contracts
United States 5 Year Note	(16)	April 2026	(1,754)	2	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PPM America Investment Grade Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.45 (Q)	N/A	1.00	12/20/30	2,000	(45)	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America Investment Grade Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	163,670	—	163,670
Non-U.S. Government Agency Asset-Backed Securities	—	9,574	—	9,574
Government And Agency Obligations	—	8,058	—	8,058
Short Term Investments	3,756	1,995	—	5,751
	3,756	183,297	—	187,053
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7	—	—	7
	7	—	—	7
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(36)	—	—	(36)
	(36)	—	—	(36)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 59.4%
U.S. Treasury Note 27.7%
Treasury, United States Department of
3.75%, 08/15/27 - 11/30/32	104,910	104,995
4.63%, 04/30/29 - 09/30/30	11,400	11,803
4.13%, 11/30/29 - 05/31/32	36,730	37,334
3.50%, 04/30/30 - 11/30/30	46,360	45,943
3.88%, 06/30/30 - 08/15/33	78,453	78,823
4.88%, 10/31/30	3,750	3,941
2.88%, 05/15/32	45,388	42,821
4.38%, 05/15/34	23,655	24,202
4.25%, 08/15/35	26,980	27,209
		377,071
Mortgage-Backed Securities 18.6%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 11/01/51	2,870	2,495
3.00%, 05/01/34 - 06/01/52	12,754	11,488
2.00%, 04/01/36 - 09/01/51	18,231	15,806
4.00%, 10/01/37 - 06/01/48	6,398	6,223
5.00%, 02/01/38 - 03/01/55	14,223	14,235
4.50%, 07/01/38 - 09/01/52	7,846	7,720
3.50%, 04/01/42 - 05/01/48	6,762	6,351
5.50%, 10/01/53 - 09/01/54	22,769	23,115
6.00%, 11/01/53 - 03/01/54	9,348	9,614
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 01/01/52	11,669	10,448
3.00%, 04/01/31 - 05/01/53	24,190	21,926
5.00%, 06/01/35 - 04/01/53	9,913	9,954
2.00%, 10/01/35 - 03/01/52	30,790	25,316
4.00%, 10/01/37 - 09/01/49	9,678	9,371
4.50%, 05/01/38 - 09/01/52	5,476	5,444
3.50%, 11/01/42 - 08/01/49	7,639	7,195
5.50%, 02/01/53	2,483	2,537
6.00%, 10/01/53	2,314	2,383
Government National Mortgage Association
5.00%, 08/20/41 - 01/20/55	2,531	2,532
3.50%, 06/20/43 - 03/20/50	7,857	7,310
4.00%, 05/20/44 - 03/20/50	3,976	3,824
3.00%, 07/20/45 - 04/20/50	4,059	3,685
4.50%, 12/20/48 - 05/20/49	1,196	1,187
2.50%, 08/20/50 - 09/20/50	7,106	6,139
Government National Mortgage Association II
2.50%, 03/20/51 - 04/20/52	9,427	8,135
3.00%, 03/20/51 - 06/20/52	5,247	4,724
2.00%, 10/20/51 - 01/20/52	6,022	4,988
3.50%, 05/20/52	385	355
4.50%, 08/20/52 - 06/20/53	12,124	11,892
4.00%, 10/20/52 - 04/20/53	3,267	3,110
5.00%, 10/20/52 - 04/20/53	4,726	4,746
		254,248
U.S. Treasury Bond 12.4%
Treasury, United States Department of
3.75%, 08/15/41 - 11/15/43	18,998	16,950
3.13%, 11/15/41	11,200	9,275
4.13%, 08/15/44	19,330	17,778
2.50%, 02/15/45 - 02/15/46	51,398	36,216
4.75%, 02/15/45 - 05/15/55	32,890	32,576
3.00%, 02/15/48	16,488	12,295
2.88%, 05/15/49	20,310	14,603
2.25%, 08/15/49	23,095	14,521
4.00%, 11/15/52	16,510	14,354
		168,568
U.S. Government Agency Obligations 0.7%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (a)	7,104	6,254
Tennessee Valley Authority
4.88%, 05/15/35 (a)	3,530	3,632
		9,886
Total Government And Agency Obligations (cost $839,546)		809,773
CORPORATE BONDS AND NOTES 25.9%
Financials 11.7%
American Express Company
4.88%, (SOFR + 0.93%), 07/26/28 (b)	2,694	2,706
5.67%, 04/25/36	3,477	3,671
4.80%, 10/24/36	2,778	2,748
Athene Holding Ltd
6.63%, 05/19/55	2,074	2,113
Bank of America Corporation
2.97%, 02/04/33	2,908	2,661
5.52%, 10/25/35	4,205	4,313
Barclays PLC
7.63%, (100, 03/15/35) (c) (d)	1,772	1,889
Blackstone Reg Finance Co. L.L.C.
4.95%, 02/15/36	1,136	1,128
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (e)	1,958	1,970
Brookfield Asset Management Ltd.
4.65%, 11/15/30	2,810	2,831
Capital One Financial Corporation
6.38%, 06/08/34	1,732	1,873
6.18%, 01/30/36	2,627	2,746
Citadel Limited Partnership
6.38%, 01/23/32 (e) (f)	2,402	2,545
Citigroup Inc.
6.88%, (100, 08/15/30) (c)	3,550	3,626
7.13%, (100, 08/15/29) (c)	2,750	2,833
6.02%, 01/24/36	2,776	2,911
Daimler Trucks Finance North America LLC
4.66%, (SOFR + 0.96%), 09/25/27 (b) (e)	3,995	4,010
Ford Motor Credit Company LLC
4.13%, 08/17/27	632	627
7.35%, 11/04/27	3,456	3,610
6.05%, 03/05/31	1,100	1,131
6.05%, 11/05/31	1,340	1,372
Freedom Mortgage Holdings LLC
8.38%, 04/01/32 (e)	1,859	1,960
General Motors Financial Company, Inc.
5.23%, (SOFR + 1.35%), 05/08/27 (b)	4,700	4,727
Global Atlantic Financial Company
7.95%, 10/15/54 (e)	4,874	5,033
Goldman Sachs Group, Inc., The
5.56%, 11/19/45	2,724	2,729
5.73%, 01/28/56	1,681	1,703
Golub Capital Private Credit Fund
5.45%, 08/15/28 (e)	967	973
5.80%, 09/12/29	3,890	3,933
Henneman Trust
6.58%, 05/15/55 (e)	1,646	1,715
HPS Corporate Lending Fund
4.90%, 09/11/28 (e)	2,174	2,162
Jane Street Group, LLC
6.75%, 05/01/33 (e)	2,366	2,467
JPMorgan Chase & Co.
5.50%, 01/24/36	2,743	2,870
5.57%, 04/22/36	8,605	9,031
5.58%, 07/23/36	2,571	2,662
Macquarie AirFinance Holdings Limited
6.40%, 03/26/29 (e)	4,199	4,402
MassMutual Global Funding II
4.74%, (SOFR + 0.74%), 04/09/27 (b) (e)	7,690	7,719
Morgan Stanley
5.00%, (SOFR + 1.02%), 04/13/28 (b)	6,000	6,028
5.19%, 04/17/31	2,532	2,609
6.63%, 11/01/34	2,880	3,222
5.66%, 04/17/36	4,122	4,333
5.52%, 11/19/55	2,769	2,741
Morgan Stanley Bank
4.70%, (SOFR + 0.86%), 05/26/28 (b) (g)	2,005	2,011
Morgan Stanley Private Bank, National Association
4.73%, 07/18/31	4,993	5,059
New York Life Global Funding
5.00%, 01/09/34 (e)	4,628	4,706
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
North Haven Private Income Fund LLC
5.13%, 09/25/28 (e) (h)	1,211	1,209
Northern Trust Corporation
5.12%, 11/19/40	4,831	4,832
Protective Life Corporation
4.70%, 01/15/31 (e)	2,079	2,086
5.35%, 12/15/35 (e)	3,322	3,359
State Street Corporation
6.12%, 11/21/34	1,900	2,055
UBS Group AG
5.53%, 05/06/47 (e)	4,170	4,119
Wells Fargo & Company
5.03%, (SOFR + 1.07%), 04/22/28 (b)	3,523	3,542
		159,311
Consumer Discretionary 2.7%
Advance Auto Parts, Inc.
7.00%, 08/01/30 (e)	1,863	1,866
7.38%, 08/01/33 (e)	1,863	1,869
Amazon.com, Inc.
4.10%, 11/20/30	3,500	3,505
4.65%, 11/20/35	3,500	3,486
5.55%, 11/20/65	3,500	3,399
Brightstar Lottery PLC
5.75%, 01/15/33 (e)	2,085	2,070
Carnival Corporation
5.13%, 05/01/29 (e)	2,003	2,025
5.75%, 08/01/32 (e)	2,910	2,986
6.13%, 02/15/33 (e)	2,983	3,080
Hyundai Capital America
4.75%, (SOFR + 1.04%), 06/24/27 (b) (e)	4,450	4,464
Resorts World Las Vegas LLC
8.45%, 07/27/30 (e)	1,410	1,393
4.63%, 04/06/31 (e)	1,700	1,407
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (e)	1,480	1,515
5.38%, 01/15/36	2,024	2,034
Voyager Parent, LLC
9.25%, 07/01/32 (e)	1,839	1,950
		37,049
Utilities 1.9%
Alliant Energy Corporation
5.75%, 04/01/56	1,532	1,528
American Electric Power Company, Inc.
6.05%, 03/15/56	1,552	1,525
Duke Energy Progress, LLC
5.05%, 03/15/35	2,402	2,447
Entergy Corporation
6.10%, 06/15/56	3,166	3,166
Exelon Corporation
6.50%, 03/15/55	2,199	2,288
NRG Energy, Inc.
5.41%, 10/15/35 (e)	3,876	3,868
PG&E Company
3.25%, 06/01/31	1,512	1,408
5.90%, 06/15/32	2,943	3,082
6.75%, 01/15/53	1,419	1,509
Talen Energy Supply, LLC
6.25%, 02/01/34 (e)	558	569
6.50%, 02/01/36 (e)	930	962
Vistra Operations Company LLC
6.95%, 10/15/33 (e)	3,532	3,930
		26,282
Communication Services 1.9%
Alphabet Inc.
4.38%, 11/15/32	7,010	7,030
4.70%, 11/15/35	3,128	3,127
5.45%, 11/15/55	1,358	1,333
5.30%, 05/15/65	1,267	1,192
Charter Communications Operating, LLC
5.85%, 12/01/35 (h)	3,100	3,096
Meta Platforms, Inc.
4.60%, 11/15/32	3,176	3,199
4.88%, 11/15/35	1,361	1,359
5.40%, 08/15/54	2,552	2,372
5.63%, 11/15/55	3,530	3,389
		26,097
Materials 1.7%
Antofagasta PLC
5.63%, 09/09/35 (e)	306	315
AptarGroup, Inc.
4.75%, 03/30/31	1,983	1,997
Corporacion Nacional del Cobre de Chile
6.78%, 01/13/55 (e)	2,637	2,833
First Quantum Minerals Ltd
8.00%, 03/01/33 (e)	340	362
Glencore Funding LLC
5.63%, 04/04/34 (e)	4,420	4,620
5.67%, 04/01/35 (e)	4,597	4,803
LYB International Finance III, LLC
5.13%, 01/15/31	391	392
Mineral Resources Limited
7.00%, 04/01/31 (e) (h)	1,168	1,213
Mosaic Company, The
4.60%, 11/15/30	3,269	3,278
NOVA Chemicals Corporation
4.25%, 05/15/29 (e)	1,860	1,815
7.00%, 12/01/31 (e)	1,690	1,798
		23,426
Consumer Staples 1.5%
Grupo Nutresa S.A.
9.00%, 05/12/35 (e)	1,842	2,083
JBS USA Lux S.A.
7.25%, 11/15/53	4,465	4,982
Marb Bondco PLC
3.95%, 01/29/31 (e)	3,470	3,139
Philip Morris International Inc.
5.25%, 02/13/34	4,730	4,893
Synergy Infrastructure Holdings, LLC
7.88%, 12/01/30 (e)	1,694	1,755
Walmart Inc.
4.90%, 04/28/35	2,891	2,974
		19,826
Energy 1.4%
Crescent Energy Finance LLC
7.38%, 01/15/33 (e)	2,220	2,100
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	565	567
7.13%, (100, 05/15/30) (c)	2,573	2,631
Enterprise Products Operating LLC
5.20%, 01/15/36	994	1,011
Phillips 66
5.88%, 03/15/56	2,575	2,540
Sunoco LP
7.88%, (100, 09/18/30) (c) (e)	1,828	1,869
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (c) (e)	4,195	3,314
Venture Global Plaquemines LNG, LLC
6.13%, 12/15/30 (e)	1,112	1,132
6.50%, 01/15/34 - 06/15/34 (e)	3,533	3,612
		18,776
Industrials 1.4%
Boeing Company, The
7.01%, 05/01/64 (f)	1,318	1,496
Element Fleet Management Corp.
4.64%, 11/24/30 (e)	4,600	4,615
Herc Holdings Inc.
5.75%, 03/15/31 (e)	1,373	1,392
6.00%, 03/15/34 (e)	797	808
Regal Rexnord Corporation
6.05%, 02/15/26 (f)	2,477	2,482
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	2,340	2,340
4.63%, 04/15/29 (e)	2,842	2,828
XPO, Inc.
6.25%, 06/01/28 (e)	2,506	2,560
		18,521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Health Care 1.1%
180 Medical, Inc.
5.30%, 10/08/35 (e)	2,143	2,136
Eli Lilly and Company
4.55%, 10/15/32	2,534	2,570
4.90%, 10/15/35	3,057	3,111
Mars, Incorporated
3.74%, 10/11/27 (g) (i)	1,200	1,188
Merck & Co., Inc.
4.45%, 12/04/32	1,626	1,627
Royalty Pharma PLC
3.30%, 09/02/40	3,660	2,835
Universal Health Services, Inc.
2.65%, 01/15/32	1,540	1,361
		14,828
Real Estate 0.4%
Fideicomiso Irrevocable 1721
5.50%, 11/26/35 (e)	2,398	2,409
National Health Investors, Inc.
5.35%, 02/01/33	1,855	1,851
VICI Properties Inc.
3.75%, 02/15/27 (e)	1,679	1,668
		5,928
Information Technology 0.2%
Foundry JV Holdco LLC
5.88%, 01/25/34 (e)	2,810	2,892
Total Corporate Bonds And Notes (cost $348,320)		352,936
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.3%
ALA Trust 2025-OANA
Series 2025-A-OANA, REMIC, 5.49%, (1 Month Term SOFR + 1.74%), 06/15/27 (b)	1,100	1,104
Series 2025-B-OANA, REMIC, 5.59%, (1 Month Term SOFR + 1.84%), 06/15/27 (b)	1,470	1,474
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	3,382	3,284
Angel Oak Mortgage Trust 2025-13
Series 2025-A1-13, REMIC, 4.93%, 10/25/70 (j)	2,639	2,642
ARDN 2025-ARCP Mortgage Trust
Series 2025-A-ARCP, REMIC, 5.47%, (1 Month Term SOFR + 1.75%), 06/15/27 (b)	2,839	2,839
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,239
Barings CLO Ltd 2025-III
Series 2025-B-3A, 5.93%, (3 Month Term SOFR + 1.65%), 03/31/38 (b)	5,000	5,024
Benefit Street Partners CLO 41 Ltd
Series 2025-B-41A, 5.96%, (3 Month Term SOFR + 1.65%), 07/26/38 (b)	2,150	2,160
BX Trust 2025-DELC
Series 2025-A-DELC, REMIC, 5.51%, (1 Month Term SOFR + 1.55%), 12/15/27 (b)	1,654	1,656
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (b)	4,527	3,778
Compass Datacenters Issuer II, LLC
Series 2025-A1-2A, 4.93%, 11/25/30	2,535	2,529
Consolidated Communications LLC/Fidium Fiber Finance
Series 2025-A2-4A, 5.52%, 12/20/55	3,327	3,353
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (b)	322	292
DataBank Issuer II LLC
Series 2025-A2-1A, 5.18%, 10/25/28	1,845	1,825
DB Master Finance LLC
Series 2025-A2I-1A, 4.89%, 11/20/30	1,002	1,004
Series 2025-A2II-1A, 5.17%, 11/22/32	1,228	1,236
Diameter Capital CLO 12 Ltd
Series 2025-A-12A, 5.16%, (3 Month Term SOFR + 1.24%), 10/20/38 (b)	2,850	2,846
Dryden 123 CLO Ltd
Series 2025-A1-123A, 5.05%, (3 Month Term SOFR + 1.15%), 04/15/38 (b)	6,500	6,490
Extended Stay America Trust 2025-ESH
Series 2025-A-ESH, REMIC, 5.05%, (1 Month Term SOFR + 1.30%), 10/15/30 (b)	1,175	1,176
Flexential Issuer 2021-1
Series 2025-A2-1A, 6.03%, 10/25/30	2,767	2,754
Garnet CLO 2 Ltd
Series 2025-A-2A, 5.50%, (3 Month Term SOFR + 1.35%), 10/20/38 (b)	3,500	3,507
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,436
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	5,550	4,966
GreatAmerica Financial Services Corporation
Series 2025-A2-2, 4.22%, 11/15/27	2,041	2,048
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.32%, 09/11/26 (b)	3,622	3,618
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	496	494
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	589	578
Houston Galleria Mall Trust 2025-HGLR
Series 2025-A-HGLR, REMIC, 5.46%, 02/07/35 (b)	3,137	3,246
HPEFS Equipment Trust 2025-1
Series 2025-A3-1A, 4.43%, 11/22/27	2,955	2,974
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	2,295	2,192
Hyundai Auto Lease Securitization Trust 2024-C
Series 2024-A3-C, 4.62%, 02/16/27	1,700	1,711
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 12/15/27	1,025	1,024
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.94%, 01/25/29 (b)	245	233
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (b)	4,576	4,002
J.P. Morgan Mortgage Trust 2025-NQM1
Series 2025-A1-NQM4, REMIC, 4.95%, 10/25/29 (b)	3,464	3,463
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.57%, 10/25/26 (b)	71	70
KKR CLO 54 LTD
Series 2024-A-54A, 5.64%, (3 Month Term SOFR + 1.32%), 01/15/38 (b)	6,500	6,506
LEX 2024-BBG Mortgage Trust
Series 2024-A-BBG, REMIC, 4.87%, 10/13/33 (b)	2,500	2,503
M&T Equipment (2025-LEAF1), LLC
Series 2025-A2-1A, 4.70%, 12/16/27	4,573	4,595
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,689
MetroNet Infrastructure Issuer LLC
Series 2025-A2-2A, 5.40%, 08/20/30	1,450	1,465
Series 2025-A2-4A, 5.16%, 12/22/55	1,848	1,852
MVW 2024-2 LLC
Series 2024-A-2A, 4.43%, 03/20/42	4,952	4,960
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-A-77C, REMIC, 4.79%, 01/10/31 (b)	1,821	1,829
OBX 2025-NQM11 Trust
Series 2025-A1-NQM11, REMIC, 5.42%, 05/25/65 (j)	2,168	2,185
OBX 2025-NQM13 Trust
Series 2025-A1-NQM13, REMIC, 5.44%, 05/25/65 (j)	3,103	3,130
OBX 2025-NQM20 Trust
Series 2025-A1-NQM20, REMIC, 5.02%, 10/25/65 (b)	2,431	2,432
Park Blue CLO 2023-III LTD
Series 2023-A1R-3A, 5.36%, (3 Month Term SOFR + 1.48%), 04/20/37 (b)	7,077	7,096
PK Alift Loan Funding 7 LP
Series 2025-A-2, 4.75%, 02/17/32	1,404	1,406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
QTS Issuer ABS I LLC
Series 2025-A2-1A, 5.44%, 05/28/30	2,850	2,867
Retained Vantage Data Centers Issuer LLC
Series 2024-A2-1A, 4.99%, 09/15/29	2,800	2,772
RIDE 2025-SHRE
Series 2025-A-SHRE, REMIC, 5.62%, 02/14/30 (b)	1,340	1,379
Series 2025-B-SHRE, REMIC, 6.02%, 02/14/30 (b)	660	680
SBNA Auto Lease Trust 2024-C
Series 2024-A3-C, 4.56%, 02/22/28	1,783	1,788
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (b)	2,314	1,923
Shentel Issuer LLC
Series 2025-A2-1A, 5.64%, 12/01/55	1,761	1,776
Silver Point CLO 12 Ltd
Series 2025-A1-12A, 5.29%, (3 Month Term SOFR + 1.31%), 10/15/38 (b)	5,000	5,010
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A3-BA, 4.27%, 11/22/27	3,625	3,647
VTR Commercial Mortgage Trust 2025-STEM
Series 2025-B-STEM, 5.50%, 10/15/29 (b)	900	900
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (b)	910	787
Total Non-U.S. Government Agency Asset-Backed Securities (cost $156,786)		154,444
SENIOR FLOATING RATE INSTRUMENTS 1.1%
Financials 0.6%
Delos Aircraft Designated Activity Co
Term Loan, 5.75%, (3 Month Term SOFR + 1.75%), 10/14/27 (b)	1,527	1,535
Hudson River Trading LLC
2024 Term Loan B, 6.49%, (1 Month Term SOFR + 2.75%), 03/18/30 (b)	2,491	2,500
Jane Street Group, LLC
2024 Term Loan B1, 5.82%, (3 Month Term SOFR + 2.00%), 12/10/31 (b)	4,056	4,035
		8,070
Industrials 0.5%
Air Canada
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 03/14/31 (b)	2,433	2,446
Stonepeak Bayou Holdings LP
Term Loan B, 6.74%, (3 Month Term SOFR + 2.75%), 09/24/32 (b)	1,826	1,636
Vista Management Holding, Inc.
2025 Term Loan B, 7.74%, (3 Month Term SOFR + 3.75%), 03/27/31 (b)	2,605	2,626
		6,708
Information Technology 0.0%
Sandisk Corp
Term Loan B, 6.86%, (3 Month Term SOFR + 3.00%), 12/12/31 (b)	387	389
Consumer Discretionary 0.0%
First Brands Group, LLC
2025 DIP Term Loan, 5.39%, (1 Month Term SOFR + 1.55%), 06/29/26 (b)	1,070	193
2025 DIP Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/22/27 (b) (i) (k) (l)	3,023	27
2022 Incremental Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/30/27 (b) (i) (k) (l)	2,255	12
		232
Total Senior Floating Rate Instruments (cost $19,876)		15,399
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 3.64% (m) (n)	21,501	21,501
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (m) (n)	1,838	1,838
Total Short Term Investments (cost $23,339)		23,339
Total Investments 99.4% (cost $1,387,867)		1,355,891
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net 0.6%		8,106
Total Net Assets 100.0%		1,363,991

(a) The security is a direct debt of the agency and not collateralized by mortgages.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $144,800 and 10.6% of the Fund.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) All or a portion of the security was on loan as of December 31, 2025.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(k) Non-income producing security.

(l) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	23,573	735,957	738,029	822	—	—	21,501	1.6
JNL Government Money Market Fund, 3.74% - Class SL	7,650	73,935	79,747	117	—	—	1,838	0.1
	31,223	809,892	817,776	939	—	—	23,339	1.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,188	0.1
Morgan Stanley Bank, 4.70%, 05/26/28	05/28/24	2,005	2,011	0.1
		3,205	3,199	0.2

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	505	April 2026	105,502	(36)	(63)
United States 5 Year Note	444	April 2026	48,632	(45)	(100)
United States Ultra Bond	76	March 2026	9,006	(28)	(38)
				(109)	(201)
Short Contracts
United States 10 Year Note	(124)	March 2026	(13,950)	12	7
United States 10 Year Ultra Bond	(343)	March 2026	(39,515)	81	65
United States Long Bond	(45)	March 2026	(5,253)	10	51
				103	123

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	809,773	—	809,773
Corporate Bonds And Notes	—	351,748	1,188	352,936
Non-U.S. Government Agency Asset-Backed Securities	—	154,444	—	154,444
Senior Floating Rate Instruments	—	15,360	39	15,399
Short Term Investments	23,339	—	—	23,339
	23,339	1,331,325	1,227	1,355,891
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	123	—	—	123
	123	—	—	123
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(201)	—	—	(201)
	(201)	—	—	(201)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 20.0%
A. O. Smith Corporation	11	750
AAR Corp. (a)	3	276
ABM Industries Incorporated	6	263
ACCO Brands Corporation	12	46
Acuity Brands, Inc.	3	970
Advanced Drainage Systems, Inc.	4	544
Air Lease Corporation - Class A	11	720
Alamo Group Inc.	1	160
Alaska Air Group, Inc. (a)	14	691
Albany International Corp. - Class A	3	176
Alight, Inc. - Class A	82	159
Allegiant Travel Company (a)	3	248
Allison Systems, Inc.	8	824
Amentum Holdings, Inc. (a)	6	173
American Airlines Group Inc. (a)	21	316
American Woodmark Corporation (a)	2	111
API Group Corporation (a)	13	481
Apogee Enterprises, Inc.	3	117
Applied Industrial Technologies, Inc.	2	459
Arcbest Corporation	5	363
Arcosa, Inc.	4	405
Armstrong World Industries, Inc.	2	322
Astec Industries, Inc.	2	92
ATI Inc. (a)	5	516
Atkore Inc.	7	425
Axon Enterprise, Inc. (a)	—	203
BlueLinx Holdings Inc. (a)	1	85
Boise Cascade Company	5	369
Booz Allen Hamilton Holding Corporation - Class A	9	719
Brady Corporation - Class A	3	227
BrightView Holdings, Inc. (a)	9	116
Brink's Company, The	3	346
Broadridge Financial Solutions, Inc.	3	760
BWXT Government Group, Inc.	3	440
Caci International Inc. - Class A (a)	2	932
Carpenter Technology Corporation	1	392
CBIZ, Inc. (a)	3	150
Chart Industries, Inc. (a)	2	320
Clarivate PLC (a) (b)	63	211
Clean Harbors, Inc. (a)	2	489
Comfort Systems USA, Inc.	1	634
Concentrix Corporation	11	443
Conduent Incorporated (a)	21	39
Copart, Inc. (a)	17	668
Core & Main, Inc. - Class A (a)	8	391
CoreCivic, Inc. (a)	16	302
Crane Company	2	361
CSG Systems International, Inc.	3	253
Curtiss-Wright Corporation	1	759
Dayforce, Inc. (a)	4	292
Deluxe Corporation	5	101
DNOW Inc. (a)	22	288
Donaldson Company, Inc.	7	658
Dycom Industries, Inc. (a)	2	554
EMCOR Group, Inc.	2	1,264
EnerSys	4	596
Enpro Inc.	1	234
Equifax, Inc.	4	812
ESAB Corporation	3	334
Everus Construction Group, Inc. (a)	6	532
ExlService Holdings, Inc. (a)	6	249
Federal Signal Corporation	2	249
Flowserve Corporation	9	619
Fluor Corporation (a)	15	575
Fortune Brands Innovations, Inc.	17	839
Forward Air Corporation (a)	7	164
Franklin Electric Co., Inc.	3	279
FTAI Aviation Ltd.	2	314
FTI Consulting, Inc. (a)	3	510
Gates Industrial Corporation PLC (a)	25	534
GATX Corporation	2	412
Generac Holdings Inc. (a)	4	575
Genpact Limited	15	708
GEO Group, Inc., The (a)	15	249
Gibraltar Industries, Inc. (a)	3	162
Global Industrial Company	2	53
Graco Inc.	7	604
GrafTech International Ltd. (a)	3	50
Granite Construction Incorporated	3	385
Greenbrier Companies, Inc., The	6	272
Griffon Corporation	3	211
GXO Logistics Inc. (a)	15	772
Hayward Holdings, Inc. (a)	12	188
Healthcare Services Group, Inc. (a)	10	184
HEICO Corporation	2	524
Herc Holdings Inc.	3	460
Hexcel Corporation	6	447
Hillenbrand, Inc.	8	258
HNI Corporation	8	324
Hub Group, Inc. - Class A	8	321
Hubbell Incorporated	2	997
Hyster-Yale, Inc. - Class A	1	23
ICF International, Inc.	2	182
IDEX Corporation	5	832
Insperity, Inc.	4	161
ITT Inc.	4	762
JBT Marel Corporation	2	276
JELD-WEN Holding, Inc. (a)	19	46
JetBlue Airways Corporation (a)	86	391
KBR, Inc.	12	482
Kelly Services, Inc. - Class A	4	34
Kennametal Inc.	13	368
Kforce Inc.	2	77
Kirby Corporation (a)	5	498
Korn Ferry	5	327
Landstar System, Inc.	5	754
Lennox International Inc.	1	473
Leonardo DRS, Inc.	3	86
Lincoln Electric Holdings, Inc.	3	736
Lyft, Inc. - Class A (a)	31	595
Manitowoc Company, Inc., The (a)	4	51
Marten Transport, Ltd.	7	85
MasTec, Inc. (a)	4	794
Masterbrand, Inc. (a)	15	161
Matson Intermodal - Paragon, Inc.	5	648
Maximus, Inc.	7	613
Mercury Systems, Inc. (a)	4	294
Middleby Corporation, The (a)	5	683
Millerknoll, Inc.	7	125
Mine Safety Appliances Company, LLC	2	276
Modine Manufacturing Company (a)	2	253
MOOG Inc. - Class A	2	513
MSC Industrial Direct Co., Inc. - Class A	7	556
Mueller Industries, Inc.	7	784
Mueller Water Products, Inc. - Class A	8	191
MYR Group Inc. (a)	1	293
Nordson Corporation	3	684
Nvent Electric Public Limited Company	9	903
Openlane, Inc. (a)	10	283
Oshkosh Corporation	9	1,169
Parsons Corporation (a)	3	201
Paycom Software, Inc.	1	232
Pentair Public Limited Company	8	846
Plug Power Inc. (a) (b)	158	310
Primoris Services Corporation	4	446
RBC Bearings Incorporated (a)	1	310
Regal Rexnord Corporation	8	1,075
Resideo Technologies, Inc. (a)	15	537
REV Group, Inc.	5	274
Rollins, Inc.	7	395
Rush Enterprises, Inc. - Class A	7	391
RXO Inc. (a)	22	275
Saia, Inc. (a)	1	457
Schneider National, Inc. - Class B	8	209
Science Applications International Corporation	7	686
Sensata Technologies Holding PLC	23	759

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Simpson Manufacturing Co., Inc.	3	414
SiteOne Landscape Supply, Inc. (a)	3	350
SkyWest, Inc. (a)	4	399
SPX Technologies, Inc. (a)	1	217
StandardAero, Inc. (a)	2	62
Sunrun Inc. (a)	31	564
Terex Corporation	11	561
Tetra Tech, Inc.	13	434
Timken Company, The	8	680
Titan Machinery Inc. (a)	3	40
Toro Company, The	9	709
TransUnion	7	631
Trex Company, Inc. (a)	6	217
Trinet Group, Inc.	5	303
Trinity Industries, Inc.	8	221
TrueBlue, Inc. (a)	5	24
TTEC Holdings, Inc. (a) (b)	1	5
Tutor Perini Corporation	6	402
UFP Industries, Inc.	5	491
U-Haul Holding Company - Series N	6	296
UL Solutions Inc. - Class A	1	117
Unifirst Corporation	2	327
V2X, Inc. (a)	2	111
Valmont Industries, Inc.	1	549
Veralto Corporation	7	744
Verisk Analytics, Inc.	4	947
Vertiv Holdings Co - Class A	4	600
Wabash National Corporation	12	105
Watsco, Inc.	2	705
Watts Water Technologies, Inc. - Class A	1	361
Werner Enterprises, Inc.	14	420
Willscot Holdings Corporation - Class A	24	457
Woodward, Inc.	3	788
Worthington Industries, Inc.	3	151
XPO, Inc. (a)	3	439
Zurn Elkay Water Solutions Corporation	5	254
		75,329
Financials 16.1%
Adamas Trust, Inc.	11	80
Affiliated Managers Group, Inc.	3	896
AGNC Investment Corp. (b)	80	859
Ameris Bancorp	5	381
Apollo Commercial Real Estate Finance, Inc.	15	143
Arbor Realty Trust, Inc.	32	252
Ares Management Corporation - Class A	3	462
Artisan Partners Asset Management Inc. - Class A	7	278
Associated Banc-Corp	19	497
Assurant, Inc.	4	911
Atlantic Union Bank	10	352
Axos Financial, Inc. (a)	3	239
B. Riley & Co., LLC (a) (b)	15	71
Bank of Hawaii Corporation	4	249
Bank OZK	13	586
BankUnited, Inc.	12	551
Banner Corporation	3	198
BGC Group, Inc. - Class A	19	170
Blackstone Mortgage Trust, Inc. - Class A	22	427
Blue Owl Capital Inc. - Class A	4	61
BOK Financial Corporation	2	280
Bread Financial Payments, Inc.	11	811
Brighthouse Financial, Inc. (a)	6	409
Brightsphere Investment Group Inc.	3	162
BrightSpire Capital, Inc - Class A (b)	8	45
Brown & Brown, Inc.	7	574
Cadence Bank	16	706
Cathay General Bancorp	6	268
Chimera Investment Corporation	8	98
Claros Mortgage Trust, Inc. (a)	8	26
CNO Financial Group, Inc.	10	416
Cohen & Steers, Inc.	2	102
Coinbase Global, Inc. - Class A (a)	2	535
Columbia Banking System, Inc.	29	818
Columbia Financial, Inc. (a)	2	38
Commerce Bancshares, Inc.	7	362
Community Financial System, Inc.	4	216
Credit Acceptance Corporation (a) (b)	1	306
Cullen/Frost Bankers, Inc.	4	483
CVB Financial Corp.	11	214
DigitalBridge Group, Inc. - Class A	26	405
Eagle Bancorp, Inc.	6	123
East West Bancorp, Inc.	9	1,040
Eastern Bankshares, Inc.	13	233
Employers Holdings, Inc.	2	98
Enact Holdings, Inc.	3	122
Encore Capital Group, Inc. (a)	3	188
Enova International, Inc. (a)	3	394
Equitable Holdings, Inc.	20	942
Erie Indemnity Company - Class A	1	247
Essent Group Ltd.	9	595
Euronet Worldwide, Inc. (a)	5	369
Evercore Inc. - Class A	3	1,021
F&G Annuities & Life, Inc.	2	54
F.N.B. Corporation	43	734
FactSet Research Systems Inc.	2	468
Federated Hermes, Inc. - Class B	9	462
First Financial Bancorp.	6	145
First Financial Bankshares, Inc.	5	158
First Hawaiian, Inc.	14	354
First Horizon Corporation	48	1,152
First Interstate BancSystem, Inc. - Class A	12	398
First Merchants Corporation	4	134
FirstCash, Inc.	3	475
Flagstar Bank, National Association	66	826
Fulton Financial Corporation	17	331
Genworth Financial, Inc. - Class A (a)	82	740
Glacier Bancorp, Inc.	9	382
Globe Life Inc.	6	785
Hancock Whitney Corporation	8	518
Hanover Insurance Group Inc., The	3	612
Hilltop Holdings Inc.	6	193
Home BancShares, Inc.	15	407
Hope Bancorp, Inc.	13	137
Houlihan Lokey, Inc. - Class A	2	363
Independent Bank Corp.	4	322
Interactive Brokers Group, Inc. - Class A	3	187
International Bancshares Corporation	3	217
Jack Henry & Associates, Inc.	4	721
Jackson Financial Inc. - Class A (c)	9	964
Janus Henderson Group PLC	14	646
KKR Real Estate Finance Trust Inc.	9	71
Ladder Capital Corp - Class A	10	111
Loandepot, Inc. - Class A (a)	21	44
LPL Financial Holdings Inc.	3	980
MarketAxess Holdings Inc.	2	281
Mercury General Corporation	3	263
MFA Financial, Inc.	17	162
MGIC Investment Corporation	28	825
Moelis & Company - Class A	6	411
Morningstar, Inc.	1	184
MSCI Inc. - Class A	1	804
Navient Corporation	11	146
NCR Atleos Corporation (a)	7	260
Nelnet, Inc. - Class A	1	122
NMI Holdings, Inc. - Class A (a)	5	213
Northwest Bancshares, Inc.	11	133
OceanFirst Financial Corp.	5	83
Old National Bancorp	27	610
Paysafe Limited (a)	3	28
PennyMac Financial Services, Inc.	4	565
PennyMac Mortgage Investment Trust	12	146
Pinnacle Financial Partners, Inc.	5	495
Piper Sandler Companies	1	300
PRA Group, Inc. (a)	5	85
Primerica, Inc.	2	553
PROG Holdings, Inc.	6	179
Prosperity Bancshares, Inc.	10	688
Provident Financial Services, Inc.	9	180
Radian Group Inc.	15	554
Ready Capital Corporation (b)	33	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Renasant Corporation	7	242
RITHM Capital Corp.	70	761
RLI Corp.	5	315
Robinhood Markets, Inc. - Class A (a)	7	809
SEI Investments Company	9	738
Selective Insurance Group, Inc.	5	422
Simmons First National Corporation - Class A	12	232
SLM Corporation	29	798
SoFi Technologies, Inc. (a)	16	420
Southstate Bank Corporation	8	719
Starwood Property Trust, Inc.	40	722
Stewart Information Services Corporation	3	183
Stifel Financial Corp.	6	702
StoneX Group Inc. (a)	5	470
Synovus Financial Corp.	13	629
Texas Capital Bancshares, Inc. (a)	3	314
TFS Financial Corporation	3	38
The Western Union Company	102	949
Toast, Inc. - Class A (a)	6	205
TowneBank	3	115
TPG Inc. - Class A	3	171
Tradeweb Markets Inc. - Class A	2	265
Trustmark Corporation	4	171
Two Harbors Investment Corp.	16	168
UMB Financial Corporation	3	339
United Bankshares, Inc.	10	388
United Community Banks, Inc.	10	314
UWM Holdings Corporation - Class A	6	25
Valley National Bancorp	62	727
Victory Capital Holdings, Inc. - Class A	3	182
Virtu Financial, Inc. - Class A	11	352
Voya Financial, Inc.	8	616
WAFD, Inc.	8	240
Walker & Dunlop, Inc.	3	190
Webster Financial Corporation	16	1,034
WesBanco, Inc.	8	258
Western Alliance Bancorporation	8	659
Wex, Inc. (a)	3	392
White Mountains Insurance Group Ltd	—	536
Wintrust Financial Corporation	4	602
World Acceptance Corporation (a)	1	73
WSFS Financial Corporation	4	243
Zurich American Corporation	8	339
		60,810
Consumer Discretionary 14.6%
1-800-Flowers.com, Inc. - Class A (a)	11	43
Abercrombie & Fitch Co. - Class A (a)	4	539
Academy Sports & Outdoors, Inc.	15	729
Acushnet Holdings Corp.	3	223
Adient Public Limited Company (a)	18	342
ADT, Inc.	64	520
Adtalem Global Education Inc. (a)	3	300
American Axle & Manufacturing Holdings, Inc. (a)	42	269
American Eagle Outfitters, Inc.	37	966
Aramark	18	651
Asbury Automotive Group, Inc. (a)	3	645
AutoZone, Inc. (a)	—	912
Bath & Body Works, Inc.	21	431
Beazer Homes USA, Inc. (a)	5	106
Birkenstock Holding PLC (a)	1	54
Bloomin' Brands, Inc.	28	174
Boyd Gaming Corporation	6	479
Bright Horizons Family Solutions, Inc. (a)	2	193
Brightstar Lottery PLC	16	250
Brunswick Corporation	12	916
Burlington Stores, Inc. (a)	2	565
Caesars Entertainment, Inc. (a)	32	744
Caleres, Inc.	12	140
Camping World Holdings, Inc. - Class A	5	45
Capri Holdings Limited (a)	40	983
Carter's, Inc.	15	478
Cavco Industries, Inc. (a)	1	344
Century Communities, Inc.	5	319
Chegg, Inc. (a)	48	45
Choice Hotels International, Inc. (b)	1	115
Churchill Downs Incorporated	3	311
Columbia Sportswear Company	6	342
Coupang, Inc. - Class A (a)	17	396
Cracker Barrel Old Country Store, Inc.	8	198
Cricut, Inc. - Class A	8	39
Crocs, Inc. (a)	6	540
Dana Incorporated	29	700
Deckers Outdoor Corporation (a)	7	771
Designer Brands Inc. - Class A (b)	20	151
Dillard's, Inc. - Class A (b)	—	260
DK Crown Holdings Inc. - Class A (a)	5	185
Domino's Pizza, Inc.	2	722
DoorDash, Inc. - Class A (a)	4	885
Dorman Products, Inc. (a)	2	217
ETSY, Inc. (a)	10	543
Five Below, Inc. (a)	3	633
Floor & Decor Holdings, Inc. - Class A (a)	5	293
Fox Factory Holding Corp. (a)	9	146
GameStop Corp. - Class A (a)	14	273
Genesco Inc. (a)	3	67
Gentex Corporation	32	752
Gentherm Incorporated (a)	4	156
G-III Apparel Group, Ltd.	7	200
Gold.Com, Inc.	4	136
Gopro Inc. - Class A (a) (b)	55	78
Graham Holdings Co., Ltd. - Class B	—	439
Grand Canyon Education, Inc. (a)	2	388
Green Brick Partners, Inc. (a)	3	180
Group 1 Automotive, Inc.	2	922
H & R Block, Inc.	6	274
Harley-Davidson, Inc.	25	505
Hasbro, Inc.	15	1,191
Helen of Troy Limited (a)	10	216
Hilton Grand Vacations Inc. (a)	8	362
Hyatt Hotels Corporation - Class A	2	269
Installed Building Products, Inc.	1	267
Jack in the Box Inc. (b)	9	175
KB Home	12	686
Kontoor Brands, Inc.	3	195
Laureate Education, Inc. - Class A (a)	13	433
La-Z-Boy Incorporated	7	243
LCI Industries	4	524
Leggett & Platt, Incorporated	31	336
Levi Strauss & Co. - Class A	8	169
LGI Homes, Inc. (a)	4	192
Life Time Group Holdings, Inc. (a)	3	81
Lucid Group, Inc. (a) (b)	11	117
M/I Homes, Inc. (a)	4	505
MarineMax, Inc. (a)	5	112
Marriott Vacations Worldwide Corporation	7	388
Mattel, Inc. (a)	28	565
Matthews International Corporation - Class A	3	85
Meritage Homes Corporation	13	845
Monro, Inc.	11	214
Murphy USA Inc.	2	970
National Vision Holdings, Inc. (a)	12	317
Ollie's Bargain Outlet Holdings, Inc. (a)	3	326
Oxford Industries, Inc.	4	143
Patrick Industries, Inc. (b)	4	380
PENN Entertainment, Inc. (a)	33	490
Petco Health And Wellness Company, Inc. - Class A (a)	33	94
Phinia Inc.	6	391
Polaris Inc.	19	1,216
Pool Corporation	2	527
Red Rock Resorts, Inc. - Class A	3	191
RH (a)	2	412
Royal Caribbean Cruises Ltd.	3	762
Sally Beauty Holdings, Inc. (a)	21	304
Service Corporation International	9	706
SharkNinja, Inc. (a)	3	322
Signet Jewelers Limited	9	736
Six Flags Entertainment Corporation (a)	6	99
Skyline Champion Corporation (a)	4	325

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Sleep Number Corporation (a) (b)	8	68
Smith & Wesson Brands, Inc.	9	88
Somnigroup International Inc.	8	690
Sonic Automotive, Inc. - Class A	3	196
Sonos, Inc. (a)	20	345
Standard Motor Products, Inc.	2	92
Steven Madden, Ltd.	12	511
Strategic Education, Inc.	2	193
Stride, Inc. (a)	2	120
Sturm, Ruger & Company, Inc.	2	74
Taylor Morrison Home II Corporation - Class A (a)	16	944
Texas Roadhouse, Inc. - Class A	3	519
The Buckle, Inc.	4	226
The Wendy's Company (b)	28	234
TopBuild Corp. (a)	2	697
Topgolf Callaway Brands Corp. (a)	37	426
Travel + Leisure Co.	8	588
TRI Pointe Homes Holdings, Inc. (a)	14	454
Ulta Beauty, Inc. (a)	2	1,262
Under Armour, Inc. - Class A (a) (b)	75	374
United Parks And Resorts Inc. (a)	3	114
Upbound Group, Inc.	8	141
Urban Outfitters, Inc. (a)	7	518
Vail Resorts, Inc. (b)	4	523
Valvoline, Inc. (a)	14	416
Victoria's Secret & Co. (a)	15	826
Visteon Corporation	4	336
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Wayfair Inc. - Class A (a)	3	289
Williams-Sonoma, Inc.	5	911
Winnebago Industries, Inc.	9	360
Wolverine World Wide, Inc.	12	217
Wyndham Hotels & Resorts, Inc.	6	440
Wynn Resorts, Limited	2	296
YETI Holdings, Inc. (a)	6	256
Zumiez Inc. (a)	4	99
		54,946
Information Technology 11.7%
ACI Worldwide, Inc. (a)	7	322
Adtran Holdings, Inc. (a)	16	136
Advanced Energy Industries, Inc.	2	492
Alarm.Com Holdings, Inc. (a)	4	179
Allegro Microsystems Inc. (a)	6	170
Amkor Technology, Inc.	19	731
AppLovin Corporation - Class A (a)	1	448
ASGN Incorporated (a)	7	360
Aurora Innovations Inc. - Class A (a)	26	101
Axcelis Technologies, Inc. (a)	3	246
Belden Inc.	3	300
Benchmark Electronics, Inc.	4	165
Bentley Systems, Incorporated - Class B	3	98
Bill Holdings, Inc. (a)	6	332
Blackbaud, Inc. (a)	3	187
CCC Intelligent Solutions Holdings Inc. (a)	24	194
Ciena Corporation (a)	10	2,435
Cirrus Logic, Inc. (a)	6	672
Cognex Corporation	13	482
Coherent Corp. (a)	7	1,315
CommScope Holding Company, Inc. (a)	48	871
CommVault Systems, Inc. (a)	2	199
Crane Nxt, Co.	3	139
CrowdStrike Holdings, Inc. - Class A (a)	1	376
Datadog, Inc. - Class A (a)	3	364
Diebold Nixdorf, Incorporated (a)	2	147
Diodes Incorporated (a)	6	317
DocuSign, Inc. (a)	4	259
Dolby Laboratories, Inc. - Class A	6	372
Dropbox, Inc. - Class A (a)	22	619
Dynatrace, Inc. (a)	6	239
Enphase Energy, Inc. (a)	10	315
Entegris, Inc.	7	620
EPAM Systems, Inc. (a)	4	742
ePlus Inc.	3	226
F5, Inc. (a)	3	830
Fair Isaac Corporation (a)	—	536
First Solar, Inc. (a)	4	1,145
Formfactor, Inc. (a)	6	337
Gartner, Inc. (a)	3	777
Globant S.A. (a)	3	187
GoDaddy Inc. - Class A (a)	7	910
Guidewire Software, Inc. (a)	1	294
HubSpot, Inc. (a)	1	224
Insight Enterprises, Inc. (a)	4	358
InterDigital, Inc.	1	320
IPG Photonics Corporation (a)	4	266
Itron, Inc. (a)	3	292
Knowles Corporation (a)	10	221
Lattice Semiconductor Corporation (a)	4	260
Littelfuse, Inc.	2	524
LiveRamp Holdings, Inc. (a)	7	208
Lumentum Holdings Inc. (a)	6	2,038
Manhattan Associates, Inc. (a)	1	237
MaxLinear, Inc. (a)	14	249
Methode Electronics, Inc.	6	43
MKS Inc.	6	964
MongoDB, Inc. - Class A (a)	1	392
Monolithic Power Systems, Inc.	1	615
NCR Voyix Corporation (a)	21	211
NETGEAR, Inc. (a)	6	147
NetScout Systems, Inc. (a)	8	204
Nutanix, Inc. - Class A (a)	3	166
Okta, Inc. - Class A (a)	6	550
Onto Innovation Inc. (a)	2	364
OSI Systems, Inc. (a)	1	225
Palantir Technologies Inc. - Class A (a)	3	563
PC Connection, Inc.	1	59
Pegasystems Inc.	3	157
Photronics, Inc. (a)	8	255
Plexus Corp. (a)	3	376
Power Integrations, Inc.	6	213
Progress Software Corporation (a)	4	181
PTC Inc. (a)	3	484
Pure Storage, Inc. - Class A (a)	7	481
Qualys, Inc. (a)	2	227
Rackspace Technology, Inc. (a)	1	1
Rambus Inc. (a)	4	325
Ribbon Communications Inc. (a)	11	31
RingCentral, Inc. - Class A (a)	5	140
Rogers Corporation (a)	3	243
Sanmina Corporation (a)	6	921
ScanSource, Inc. (a)	3	121
Semtech Corporation (a)	4	275
Silicon Laboratories Inc. (a)	4	482
Snowflake Inc. - Class A (a)	3	644
Strategy Inc - Class A (a)	1	90
Super Micro Computer, Inc. (a)	14	408
Synaptics Incorporated (a)	5	389
Teradata Corporation (a)	15	465
Trimble Inc. (a)	14	1,111
TTM Technologies, Inc. (a)	8	562
Tyler Technologies, Inc. (a)	1	325
Ubiquiti Inc.	—	45
Uipath, Inc. - Class A (a)	16	258
Ultra Clean Holdings, Inc. (a)	7	170
Unity Software Inc. (a)	20	903
Universal Display Corporation	2	220
VeriSign, Inc.	2	444
ViaSat, Inc. (a)	35	1,207
Viavi Solutions Inc. (a)	24	428
Vishay Intertechnology, Inc.	26	377
Vontier Corporation	11	425
Zebra Technologies Corporation - Class A (a)	4	942
		44,212
Health Care 9.4%
Acadia Healthcare Company, Inc. (a)	18	260
Acadia Pharmaceuticals Inc. (a)	7	192
AdaptHealth LLC - Class A (a)	17	169
Alnylam Pharmaceuticals, Inc. (a)	1	443

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
AMN Healthcare Services, Inc. (a)	12	182
Ardent Health Partners, Inc. (a)	3	26
Avanos Medical, Inc. (a)	7	75
Avantor, Inc. (a)	62	707
Azenta, Inc. (a) (b)	7	222
BioMarin Pharmaceutical Inc. (a)	14	838
Bio-Rad Laboratories, Inc. - Class A (a)	3	810
Bio-Techne Corporation	6	364
Brightspring Health Services, Inc. (a)	3	126
Bruker Corporation	10	468
Charles River Laboratories International, Inc. (a)	4	734
Chemed Corporation	1	402
Claritev Corporation - Class A (a)	2	85
Community Health Systems, Inc. (a)	35	109
Concentra Group Holdings Parent, Inc.	17	337
Cooper Companies, Inc., The (a)	13	1,056
Corcept Therapeutics Incorporated (a)	3	97
Cross Country Healthcare, Inc. (a)	4	33
Denali Therapeutics Inc. (a)	10	164
Dentsply Sirona Inc.	42	479
DexCom, Inc. (a)	10	648
Elanco Animal Health Incorporated (a)	60	1,369
Embecta Corp.	7	86
Emergent BioSolutions Inc. (a)	15	188
Encompass Health Corporation	4	464
Enovis Corporation (a)	12	310
Ensign Group, Inc., The	2	338
Envista Holdings Corporation (a)	28	614
Exact Sciences Corporation (a)	8	808
Exelixis, Inc. (a)	19	822
Fortrea Holdings Inc. (a)	25	439
Fulgent Genetics, Inc. (a)	4	109
Ginkgo Bioworks Holdings, Inc. - Class A (a)	19	160
Globus Medical, Inc. - Class A (a)	6	536
Grail, Inc. (a)	6	502
Haemonetics Corporation (a)	4	283
Halozyme Therapeutics, Inc. (a)	3	235
HealthEquity, Inc. (a)	3	255
ICU Medical, Inc. (a)	2	349
IDEXX Laboratories, Inc. (a)	2	1,013
Innoviva, Inc. (a)	8	157
Integer Holdings Corporation (a)	2	190
Integra LifeSciences Holdings Corporation (a)	13	166
Ionis Pharmaceuticals, Inc. (a)	9	681
Jazz Pharmaceuticals Public Limited Company (a)	7	1,239
LivaNova PLC (a)	5	311
Masimo Corporation (a)	2	319
Merit Medical Systems, Inc. (a)	2	206
Mettler-Toledo International Inc. (a)	1	1,245
National HealthCare Corporation	1	114
Neogen Corporation (a)	42	294
Neurocrine Biosciences, Inc. (a)	4	543
Novavax, Inc. (a) (b)	61	413
Omnicell, Inc. (a)	6	288
OPKO Health, Inc. (a)	47	59
Option Care Health, Inc. (a)	11	364
Owens & Minor, Inc. (a)	15	42
Pediatrix Medical Group, Inc. (a)	9	194
Prestige Consumer Healthcare Inc. (a)	3	209
PTC Therapeutics, Inc. (a)	4	333
QuidelOrtho Corporation (a)	18	510
Repligen Corporation (a)	2	248
ResMed Inc.	4	992
Revolution Medicines, Inc. (a)	4	333
Revvity, Inc.	12	1,116
Roivant Sciences Ltd. (a)	26	568
Royalty Pharma PLC - Class A	17	666
Sarepta Therapeutics, Inc. (a)	14	303
Select Medical Holdings Corporation	11	158
Surgery Partners, Inc. (a)	7	105
Teladoc Health, Inc. (a)	49	340
Teleflex Incorporated	6	697
Tenet Healthcare Corporation (a)	6	1,093
Ultragenyx Pharmaceutical Inc. (a)	7	170
United Therapeutics Corporation (a)	2	1,204
Veeva Systems Inc. - Class A (a)	3	569
VIR Biotechnology, Inc. (a)	20	118
Waystar Holding Corp. (a)	3	94
West Pharmaceutical Services, Inc.	3	868
		35,425
Real Estate 8.7%
Acadia Realty Trust	9	189
Agree Realty Corporation	6	424
Alexander & Baldwin, Inc.	6	128
American Assets Trust, Inc.	6	104
American Healthcare REIT, Inc.	5	228
American Homes 4 Rent - Class A	19	597
Americold Realty Trust, Inc. (b)	42	537
Anywhere Real Estate Inc. (a)	18	258
Apple Hospitality REIT, Inc.	33	394
Brandywine Realty Trust	36	105
Brixmor Property Group Inc.	22	583
Broadstone Net Lease, Inc.	18	321
Camden Property Trust	7	823
Compass, Inc. - Class A (a)	39	407
COPT Defense Properties	11	293
CoStar Group, Inc. (a)	10	701
Cousins Properties Incorporated	20	519
Cubesmart, L.P.	13	472
Cushman & Wakefield Ltd. (a)	30	485
DiamondRock Alpharetta Tenant, LLC	24	212
Diversified Healthcare Trust	15	72
Douglas Emmett, Inc.	26	289
EastGroup Properties, Inc.	2	349
Empire State Realty Trust, Inc. - Class A	21	135
EPR Properties	7	356
Equity Lifestyle Properties, Inc.	7	428
Essential Properties Realty Trust, Inc.	9	256
Essex Property Trust, Inc.	4	995
eXp World Holdings, Inc. (b)	15	133
Federal Realty Investment Trust	6	626
First Industrial Realty Trust, Inc.	7	417
Forestar Group Inc. (a)	2	55
Gaming and Leisure Properties, Inc.	16	704
Global Net Lease, Inc.	21	185
Healthcare Realty Trust Incorporated - Class A	45	769
Highwoods Properties, Inc.	13	346
Howard Hughes Holdings Inc. (a)	2	183
Hudson Pacific Properties, Inc. (a)	8	89
Independence Realty Trust, Inc.	18	320
Innovative Industrial Properties, Inc.	3	155
InvenTrust Properties Corp.	6	167
JBG Smith Properties	14	233
Kennedy-Wilson Holdings, Inc.	11	107
Kilroy Realty Corporation	19	705
Kite Realty Naperville, LLC	18	442
Lamar Advertising Company - Class A	5	582
Lineage, Inc.	4	145
LXP Industrial Trust	7	355
Macerich Company, The	23	427
Medical Properties Trust, Inc.	130	651
National Health Investors, Inc.	3	218
National Storage Affiliates Trust	4	123
Newmark Group, Inc. - Class A	11	185
NNN REIT, Inc.	14	537
Omega Healthcare Investors, Inc.	15	686
Open Doors Technology Inc. - Class A (a)	190	1,110
OUTFRONT Media Inc.	14	336
Park Hotels & Resorts Inc. (b)	51	536
Peakstone Realty Trust - Class E	2	25
Pebblebrook Hotel Trust	29	327
Phillips Edison & Company, Inc.	8	295
Piedmont Realty Trust, Inc. - Class A	13	105
PotlatchDeltic Corporation	8	306
Rayonier Inc.	15	326
Regency Centers Corporation	13	866
Rexford Industrial Realty, Inc.	17	653
RLJ III-EM Columbus Lessee, LLC	29	218
Ryman Hospitality Properties, Inc.	2	197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Sabra Health Care REIT, Inc.	22	426
SBA Communications Corporation - Class A	4	767
Service Properties Trust	24	44
SL Green Realty Corp.	11	488
STAG Industrial, Inc.	13	465
Sun Communities, Inc.	9	1,061
Sunstone Hotel Investors, Inc.	31	276
Terreno Realty Corporation	5	277
UDR, Inc.	22	795
Urban Edge Properties	11	214
Vestis Corporation	25	164
Vornado Realty Trust	19	627
W.P. Carey Inc.	17	1,063
Xenia Hotels & Resorts, Inc.	13	178
Zillow Group, Inc. - Class C (a)	9	596
		32,946
Energy 5.2%
Antero Midstream Corporation	20	357
Archrock, Inc.	10	267
BKV Corporation (a)	2	56
California Resources Corporation	11	481
Chord Energy Corporation	10	924
Civitas Resources, Inc.	27	732
CNX Resources Corporation (a)	24	883
Comstock Resources, Inc. (a) (b)	6	132
Core Natural Resources, Inc.	5	436
Crescent Energy Company - Class A	52	438
CVR Energy, Inc. (a)	9	236
Delek US Holdings, Inc.	18	529
Dorian LPG Ltd.	8	197
DT Midstream, Inc.	5	625
Green Plains Inc. (a)	22	218
Gulfport Energy Operating Corporation (a)	1	309
Helix Energy Solutions Group, Inc. (a)	23	142
Helmerich & Payne, Inc.	25	706
Highpeak Energy, Inc. (b)	2	7
International Seaways, Inc.	7	323
Kodiak Gas Services, LLC	3	102
Kosmos Energy Ltd. (a)	120	109
Liberty Energy Inc. - Class A	34	623
Magnolia Oil & Gas Corporation - Class A	17	381
Matador Resources Company	12	493
Murphy Oil Corporation	35	1,101
Nabors Industries Ltd. (a)	5	296
New Fortress Energy, Inc. - Class A (a) (b)	73	83
Noble Corporation 2022 Limited	13	353
Northern Oil and Gas Incorporated	11	243
NOV Inc.	58	907
Par Pacific Holdings, Inc. (a)	12	437
Patterson-UTI Energy, Inc.	109	668
Peabody Energy Corporation	40	1,179
Permian Resources Corporation - Class A	38	535
ProFrac Holding Corp. - Class A (a)	6	25
Propetro Holding Corp. (a)	24	224
Range Resources Corporation	20	701
RPC, Inc.	22	117
Select Water Solutions, Inc. - Class A	14	152
SM Energy Company	26	483
Talos Energy Inc. (a)	25	275
TechnipFMC PLC	23	1,022
Texas Pacific Land Corporation	1	202
Valaris Limited (a)	5	232
Weatherford International Public Limited Company	6	496
		19,437
Materials 4.8%
AdvanSix Inc.	3	59
Alpha Metallurgical Resources, Inc. (a)	3	683
AptarGroup, Inc.	4	530
Ardagh Metal Packaging S.A.	17	70
Ashland Inc.	10	559
Avery Dennison Corporation	6	1,120
Avient Corporation	9	279
Axalta Coating Systems Ltd. (a)	17	558
Balchem Corporation	1	195
Cabot Corporation	6	376
Chemours Company, The	40	470
Clearwater Paper Corporation (a)	4	72
Commercial Metals Company	16	1,098
Compass Minerals International, Inc. (a)	8	154
Crown Holdings, Inc.	10	1,012
Eagle Materials Inc.	3	557
Ecovyst Inc. (a)	16	153
Element Solutions Inc.	19	463
Graphic Packaging Holding Company	41	618
Greif, Inc. - Class A	3	192
H.B. Fuller Company	6	374
Hecla Mining Company	31	586
Ingevity Corporation (a)	3	204
Innospec Inc.	2	175
Kaiser Aluminum Corporation	2	244
KRC Materials, Inc. (a)	4	280
Kronos Worldwide, Inc.	2	8
Louisiana-Pacific Corporation (W VA)	6	489
Materion Corporation	2	213
MATIV Holdings, Inc.	8	92
Metallus Inc. (a)	5	83
Minerals Technologies Inc.	3	191
NewMarket Corporation	1	377
O-I Glass, Inc. (a)	21	314
Olympic Steel, Inc.	1	56
Quaker Chemical Corporation	2	248
Royal Gold, Inc.	2	457
RPM International Inc.	8	820
Ryerson Holding Corporation	3	83
Scotts Miracle-Gro Company, The	5	308
Sealed Air Corporation	13	519
Sensient Technologies Corporation	3	261
Silgan Holdings Inc.	9	381
Sonoco Products Company	13	582
Stepan Company	2	89
SunCoke Energy, Inc.	14	100
Sylvamo Corporation	4	215
Trinseo Public Limited Company	—	—
Tronox Holdings PLC	37	156
Warrior Met Coal, Inc.	7	638
Worthington Steel, Inc.	4	124
		17,885
Consumer Staples 3.3%
Andersons, Inc., The	4	215
B&G Foods, Inc. (b)	31	133
BJ's Wholesale Club Holdings, Inc. (a)	6	566
Boston Beer Company, Inc., The - Class A (a)	1	203
Brown-Forman Corporation - Class B	26	681
Cal-Maine Foods, Inc.	4	307
Casey's General Stores, Inc.	2	1,292
Central Garden & Pet Company - Class A (a)	7	195
Clorox Company, The	7	747
Coca-Cola Consolidated, Inc.	2	301
Coty Inc. - Class A (a)	65	201
Darling Ingredients Inc. (a)	23	842
Del Monte Fresh Produce Company	5	165
Edgewell Personal Care Colombia S A S	9	145
Energizer Holdings, Inc.	9	185
Flowers Foods, Inc.	35	380
Grocery Outlet Holding Corp. (a)	18	184
Hain Celestial Group, Inc., The (a)	15	16
Ingles Markets, Incorporated - Class A	2	121
Ingredion Incorporated	7	806
J&J Snack Foods Corp.	1	135
Lamb Weston Holdings, Inc.	12	484
Maplebear Inc. (a)	8	370
Medifast, Inc. (a) (b)	2	26
National Beverage Corp. (a)	2	56
Nomad Foods Limited	15	191
Nu Skin Enterprises, Inc. - Class A	9	89
Oil-Dri Corporation of America	1	40
Pilgrim's Pride Corporation	4	175
Post Holdings, Inc. (a)	6	552

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
PriceSmart, Inc.	3	390
Reynolds Consumer Products Inc.	6	126
Seneca Foods Corporation - Class A (a)	1	62
Simply Good Foods Company, The (a)	7	136
Spectrum Brands Holdings, Inc.	7	415
Sprouts Farmers Market, Inc. (a)	4	354
The Marzetti Company	1	222
Treehouse Foods, Inc. (a)	9	223
United Natural Foods, Inc. (a)	11	379
Universal Corporation	3	155
USANA Health Sciences, Inc. (a)	3	57
Village Super Market, Inc. - Class A	—	12
Weis Markets, Inc.	2	97
		12,431
Communication Services 3.3%
Advantage Solutions, Inc. - Class A (a) (b)	—	—
AMC Networks, Inc. - Class A (a)	7	70
Angi Inc. - Class A (a)	9	114
Array Digital Infrastructure, Inc.	2	91
Bumble Inc. - Class A (a)	15	53
Cable One, Inc.	2	194
CarGurus, Inc. - Class A (a)	6	230
Cogent Communications Holdings, Inc.	6	126
E.W. Scripps Company, The - Class A (a)	10	38
Frontier Communications Parent, Inc. (a)	26	986
Gray Media, Inc.	19	93
Grizzly Merger Sub 1, LLC - Series C (a)	1	33
IAC Inc. (a)	13	514
iHeartMedia, Inc. - Class A (a)	11	46
IHS Holding Limited (a)	6	44
Iridium Communications Inc.	11	188
John Wiley & Sons, Inc. - Class A	6	169
Liberty Broadband Corporation - Series C (a)	10	476
Liberty Latin America Ltd. - Class C (a)	21	157
Liberty Media Corporation - Series C (a)	6	576
Lionsgate Studios Corp. (a)	3	24
Match Group, Inc.	12	397
Nexstar Media Group, Inc. - Class A	5	984
Pinterest, Inc. - Class A (a)	21	547
Roblox Corporation - Class A (a)	3	231
Roku, Inc. - Class A (a)	6	638
Scholastic Corporation	4	131
Sinclair, Inc. - Class A	5	77
Snap Inc. - Class A (a)	77	621
Take-Two Interactive Software, Inc. (a)	5	1,181
TEGNA Inc.	23	441
Telephone and Data Systems, Inc.	15	614
The New York Times Company - Class A	8	573
TKO Group Holdings Inc. - Class A	1	226
Trade Desk, Inc., The - Class A (a)	6	229
TripAdvisor, Inc. (a)	13	192
Uniti Group Inc. (a)	24	169
Warner Music Group Corp. - Class A	4	110
Yelp Inc. (a)	10	316
Ziff Davis, Inc. (a)	7	262
ZoomInfo Technologies Inc. - Class A (a)	24	247
		12,408
Utilities 2.4%
Avista Corporation	8	323
Black Hills Corporation	8	529
California Water Service Group	4	187
Clearway Energy, Inc. - Class C	8	269
Essential Utilities, Inc.	21	811
Hawaiian Electric Industries, Inc. (a)	32	390
IDACORP, Inc.	4	497
MDU Resources Group, Inc.	14	277
National Fuel Gas Company	7	579
New Jersey Resources Corporation	8	381
Northwest Natural Holding Company	4	173
NorthWestern Corporation	6	383
OGE Energy Corp.	15	660
One Gas, Inc.	6	474
Ormat Technologies, Inc.	3	371
Otter Tail Corporation	3	245
Portland General Electric Company	13	635
Southwest Gas Holdings, Inc.	6	440
Spire Inc.	6	481
Talen Energy Corporation (a)	1	372
TXNM Energy, Inc.	8	459
		8,936
Total Common Stocks (cost $323,117)		374,765
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.3%
JNL Government Money Market Fund - Class SL, 3.74% (c) (e)	4,978	4,978
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 3.64% (c) (e)	1,246	1,246
Total Short Term Investments (cost $6,224)		6,224
Total Investments 101.2% (cost $329,341)		380,989
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net (1.2)%		(4,332)
Total Net Assets 100.0%		376,638

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	1,213	34	490	37	313	(106)	964	0.3
JNL Government Money Market Fund, 3.74% - Class SL	480	50,865	46,367	92	—	—	4,978	1.3
JNL Government Money Market Fund, 3.64% - Class I	3,120	52,291	54,165	56	—	—	1,246	0.3
	4,813	103,190	101,022	185	313	(106)	7,188	1.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	2	March 2026	250	—	—
S&P Midcap 400 Index	5	March 2026	1,685	(19)	(23)
				(19)	(23)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	374,765	—	—	374,765
Short Term Investments	6,224	—	—	6,224
	380,989	—	—	380,989
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(23)	—	—	(23)
	(23)	—	—	(23)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.4%
Information Technology 18.5%
Accenture Public Limited Company - Class A	19	5,093
Adobe Inc. (a)	2	699
Advanced Energy Industries, Inc.	2	364
Advanced Micro Devices, Inc. (a)	32	6,913
Akamai Technologies, Inc. (a)	6	526
Amdocs Limited	9	697
Amkor Technology, Inc.	26	1,027
Amphenol Corporation - Class A	24	3,236
Apple Inc.	85	23,154
Applied Materials, Inc.	46	11,818
AppLovin Corporation - Class A (a)	11	7,291
Arista Networks, Inc. (a)	20	2,577
Arrow Electronics, Inc. (a)	10	1,126
Avnet, Inc.	20	965
Belden Inc.	3	326
Benchmark Electronics, Inc.	6	247
Broadcom Inc.	120	41,404
Cadence Design Systems, Inc. (a)	5	1,686
CDW Corp.	2	214
Ciena Corporation (a)	6	1,389
Cirrus Logic, Inc. (a)	4	479
Cisco Systems, Inc.	340	26,152
Coherent Corp. (a)	7	1,201
CommScope Holding Company, Inc. (a)	68	1,241
CommVault Systems, Inc. (a)	4	494
Corning Incorporated	129	11,270
CrowdStrike Holdings, Inc. - Class A (a)	10	4,561
Dell Technologies Inc. - Class C	9	1,153
Dolby Laboratories, Inc. - Class A	8	544
Dropbox, Inc. - Class A (a)	38	1,045
DXC Technology Company (a)	36	533
F5, Inc. (a)	7	1,726
Fair Isaac Corporation (a)	1	1,234
First Solar, Inc. (a)	4	1,121
Flex Ltd. (a)	7	424
Fortinet, Inc. (a)	6	443
Gartner, Inc. (a)	3	673
Gen Digital Inc.	42	1,144
GoDaddy Inc. - Class A (a)	11	1,307
Guidewire Software, Inc. (a)	4	736
Hewlett Packard Enterprise Company	166	3,993
HP, Inc.	241	5,366
Insight Enterprises, Inc. (a)	8	665
Intel Corporation (a)	537	19,805
InterDigital, Inc. (b)	3	1,035
International Business Machines Corporation	118	34,858
Intuit Inc.	5	3,588
Jabil Inc.	10	2,247
Keysight Technologies, Inc. (a)	3	690
KLA Corporation	6	7,360
Knowles Corporation (a)	16	342
Kyndryl Holdings, Inc. (a)	48	1,265
Lam Research Corporation	76	13,067
Lattice Semiconductor Corporation (a)	9	689
Lumentum Holdings Inc. (a)	3	1,085
Manhattan Associates, Inc. (a)	2	309
Micron Technology, Inc.	22	6,369
MKS Inc.	3	453
MongoDB, Inc. - Class A (a)	3	1,421
Monolithic Power Systems, Inc.	2	1,803
Motorola Solutions, Inc.	4	1,493
NCR Voyix Corporation (a)	31	320
NetApp, Inc.	9	928
NetScout Systems, Inc. (a)	14	367
NVIDIA Corporation	112	20,804
Okta, Inc. - Class A (a)	7	592
Oracle Corporation	161	31,332
OSI Systems, Inc. (a)	3	741
Palantir Technologies Inc. - Class A (a)	37	6,501
Plexus Corp. (a)	4	584
Qorvo, Inc. (a)	2	200
Qualcomm Incorporated	42	7,138
Rambus Inc. (a)	4	395
Roper Technologies, Inc.	2	975
Sanmina Corporation (a)	15	2,273
Seagate Technology Holdings Public Limited Company	16	4,480
Silicon Laboratories Inc. (a)	5	631
Snowflake Inc. - Class A (a)	13	2,812
TD SYNNEX Corporation	2	252
TE Connectivity Public Limited Company	6	1,320
Teledyne Technologies Incorporated (a)	1	447
Teradata Corporation (a)	21	653
Teradyne, Inc.	12	2,242
Texas Instruments Incorporated	36	6,220
Trimble Inc. (a)	10	812
TTM Technologies, Inc. (a)	23	1,602
Twilio Inc. - Class A (a)	3	372
Tyler Technologies, Inc. (a)	1	426
Uipath, Inc. - Class A (a)	17	278
Unity Software Inc. (a)	14	606
VeriSign, Inc.	9	2,227
ViaSat, Inc. (a)	21	710
Vishay Intertechnology, Inc.	42	604
Vontier Corporation	15	543
Western Digital Corporation	45	7,722
Xerox Holdings Corporation (b)	17	41
Zoom Communications, Inc. - Class A (a)	5	435
		384,721
Financials 15.4%
Affiliated Managers Group, Inc.	5	1,475
AFLAC Incorporated	32	3,483
AGNC Investment Corp. (b)	154	1,651
Allstate Corporation, The	22	4,576
Ally Financial Inc.	42	1,887
American Express Company	10	3,649
American International Group, Inc.	77	6,553
Ameriprise Financial, Inc.	4	1,914
Annaly Capital Management, Inc.	13	297
AON Public Limited Company - Class A	16	5,634
Ares Management Corporation - Class A	4	630
Arthur J. Gallagher & Co.	4	986
Artisan Partners Asset Management Inc. - Class A	9	366
Assurant, Inc.	5	1,203
Bank of New York Mellon Corporation, The (c)	61	7,101
BankUnited, Inc.	22	997
Berkshire Hathaway Inc. - Class B (a)	42	21,215
BlackRock, Inc.	3	3,206
Blackstone Inc. - Class A	14	2,085
Blackstone Mortgage Trust, Inc. - Class A	18	353
Bread Financial Payments, Inc.	17	1,225
Brighthouse Financial, Inc. (a)	14	901
Brightsphere Investment Group Inc.	5	241
Brown & Brown, Inc.	12	971
Cadence Bank	8	334
Capital One Financial Corporation	53	12,966
Carlyle Group Inc., The	5	314
Charles Schwab Corporation, The	49	4,932
Cincinnati Financial Corporation	3	478
Citigroup Inc.	246	28,751
Citizens Financial Group, Inc.	21	1,225
CME Group Inc. - Class A	17	4,525
CNO Financial Group, Inc.	15	621
Comerica Incorporated	10	899
Corebridge Financial, Inc.	29	886
Corpay Inc. (a)	1	283
DigitalBridge Group, Inc. - Class A	50	761
East West Bancorp, Inc.	6	623
Encore Capital Group, Inc. (a)	6	343
Equitable Holdings, Inc.	29	1,388
Erie Indemnity Company - Class A	2	649
Evercore Inc. - Class A	5	1,778
FactSet Research Systems Inc.	2	521
Federated Hermes, Inc. - Class B	13	701
First American Financial Corporation	8	485
First Horizon Corporation	22	518

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
FirstCash, Inc.	6	954
Flagstar Bank, National Association	77	971
Franklin Resources, Inc.	38	903
Genworth Financial, Inc. - Class A (a)	107	962
Globe Life Inc.	3	444
Goldman Sachs Group, Inc., The	14	12,222
Hanover Insurance Group Inc., The	5	878
Hartford Insurance Group, Inc., The	5	756
Hilltop Holdings Inc.	8	287
Houlihan Lokey, Inc. - Class A	9	1,531
Independence Holdings, LLC	19	1,261
Interactive Brokers Group, Inc. - Class A	25	1,624
Intercontinental Exchange, Inc.	27	4,425
Invesco Ltd.	43	1,120
Jack Henry & Associates, Inc.	10	1,882
Jackson Financial Inc. - Class A (c)	11	1,224
Janus Henderson Group PLC	17	803
Jefferies Financial Group Inc.	9	561
JPMorgan Chase & Co.	53	17,210
KeyCorp	21	438
Lincoln National Corporation	26	1,137
Loews Corporation	13	1,403
LPL Financial Holdings Inc.	8	2,849
Markel Group Inc. (a)	—	488
MarketAxess Holdings Inc.	4	717
Marsh & Mclennan Companies, Inc.	17	3,149
MasterCard Incorporated - Class A	25	14,192
Mercury General Corporation	5	500
MetLife, Inc.	33	2,579
MFA Financial, Inc.	24	224
MGIC Investment Corporation	11	326
Moelis & Company - Class A	8	559
Moody's Corporation	1	509
Morgan Stanley	24	4,213
Morningstar, Inc.	1	268
MSCI Inc. - Class A	2	1,094
Nasdaq, Inc.	11	1,086
NCR Atleos Corporation (a)	12	458
Nelnet, Inc. - Class A	2	210
Northern Trust Corporation	3	474
PennyMac Financial Services, Inc.	7	900
PennyMac Mortgage Investment Trust	18	221
PROG Holdings, Inc.	9	256
Progressive Corporation, The	22	4,932
Prudential Financial, Inc.	30	3,403
Regions Financial Corporation	17	470
RITHM Capital Corp.	28	308
RLI Corp.	6	405
Robinhood Markets, Inc. - Class A (a)	33	3,725
S&P Global Inc.	8	4,231
SEI Investments Company	15	1,261
Selective Insurance Group, Inc.	6	504
SLM Corporation	66	1,777
SoFi Technologies, Inc. (a)	49	1,271
State Street Corporation	5	681
Stewart Information Services Corporation	4	275
Stifel Financial Corp.	4	511
Synchrony Financial	76	6,342
T. Rowe Price Group, Inc.	20	2,062
The Western Union Company (b)	203	1,887
Tradeweb Markets Inc. - Class A	4	443
Travelers Companies, Inc., The	18	5,366
Unum Group	22	1,710
Virtu Financial, Inc. - Class A	20	671
Visa Inc. - Class A	55	19,287
W. R. Berkley Corporation	6	417
Webster Financial Corporation	7	456
Wells Fargo & Company	308	28,748
White Mountains Insurance Group Ltd	1	1,272
Willis Towers Watson Public Limited Company	5	1,655
Zions Bancorporation, National Association	12	698
		319,616
Health Care 15.0%
Abbott Laboratories	34	4,266
AbbVie Inc.	129	29,434
Alnylam Pharmaceuticals, Inc. (a)	7	2,840
Amgen Inc.	48	15,665
Baxter International Inc.	32	612
Becton, Dickinson and Company	10	2,026
Biogen Inc. (a)	3	508
BioMarin Pharmaceutical Inc. (a)	6	380
Boston Scientific Corporation (a)	38	3,647
Bristol-Myers Squibb Company	216	11,628
Bruker Corporation	8	361
Cardinal Health, Inc.	36	7,449
Cencora, Inc.	11	3,805
Centene Corporation (a)	19	789
Chemed Corporation	2	1,057
Cigna Group, The	36	10,005
Cooper Companies, Inc., The (a)	15	1,248
Corcept Therapeutics Incorporated (a)	10	335
CVS Health Corporation	163	12,961
DaVita, Inc. (a)	13	1,533
Dentsply Sirona Inc.	27	309
Edwards Lifesciences Corporation (a)	11	967
Elanco Animal Health Incorporated (a)	21	478
Elevance Health, Inc.	3	1,164
Eli Lilly and Company	31	33,431
Emergent BioSolutions Inc. (a)	21	265
Encompass Health Corporation	15	1,605
Ensign Group, Inc., The	4	711
Exact Sciences Corporation (a)	8	809
Exelixis, Inc. (a)	56	2,464
GE HealthCare Technologies Inc.	12	988
Gilead Sciences, Inc.	154	18,917
Globus Medical, Inc. - Class A (a)	7	595
Haemonetics Corporation (a)	4	342
Halozyme Therapeutics, Inc. (a)	11	746
HCA Healthcare, Inc.	11	5,297
HealthEquity, Inc. (a)	3	264
Henry Schein, Inc. (a)	11	832
Hologic, Inc. (a)	9	665
ICU Medical, Inc. (a)	3	460
IDEXX Laboratories, Inc. (a)	6	3,755
Incyte Corporation (a)	14	1,336
Innoviva, Inc. (a)	10	206
Ionis Pharmaceuticals, Inc. (a)	12	912
IQVIA Holdings Inc. (a)	3	737
Jazz Pharmaceuticals Public Limited Company (a)	12	2,076
Johnson & Johnson	191	39,578
Labcorp Holdings Inc.	5	1,207
Masimo Corporation (a)	3	448
McKesson Corporation	9	7,671
Merck & Co., Inc.	171	18,048
Mettler-Toledo International Inc. (a)	1	1,599
Neurocrine Biosciences, Inc. (a)	4	611
Novavax, Inc. (a) (b)	40	270
Organon & Co.	97	695
Pfizer Inc.	717	17,851
PTC Therapeutics, Inc. (a)	3	256
Quest Diagnostics Incorporated	9	1,511
Regeneron Pharmaceuticals, Inc.	7	5,196
ResMed Inc.	6	1,329
Revolution Medicines, Inc. (a)	8	609
Revvity, Inc.	4	349
Roivant Sciences Ltd. (a)	18	392
Royalty Pharma PLC - Class A	57	2,190
Select Medical Holdings Corporation	23	343
Steris Public Limited Company	2	477
Teladoc Health, Inc. (a) (b)	37	260
Teleflex Incorporated	4	457
Tenet Healthcare Corporation (a)	23	4,493
United Therapeutics Corporation (a)	10	5,048
Universal Health Services, Inc. - Class B	7	1,569
Veeva Systems Inc. - Class A (a)	6	1,426
Vertex Pharmaceuticals Incorporated (a)	5	2,084
Viatris Inc.	178	2,222
West Pharmaceutical Services, Inc.	3	756
Zimmer Biomet Holdings, Inc.	3	281

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Zoetis Inc. - Class A	8	986
		311,092
Industrials 12.1%
3M Company	68	10,844
A. O. Smith Corporation	26	1,770
AAR Corp. (a)	7	547
ABM Industries Incorporated	10	428
Acuity Brands, Inc.	3	924
Advanced Drainage Systems, Inc.	7	1,021
AECOM	10	977
AGCO Corporation	8	783
Air Lease Corporation - Class A	4	278
Allison Systems, Inc.	19	1,889
API Group Corporation (a)	16	600
Arcosa, Inc.	4	450
Armstrong World Industries, Inc.	6	1,060
ATI Inc. (a)	7	843
Atkore Inc.	4	248
Automatic Data Processing, Inc.	9	2,312
Avis Budget Group, Inc. (a) (b)	5	597
Boeing Company, The (a)	17	3,674
Boise Cascade Company	9	659
Booz Allen Hamilton Holding Corporation - Class A	20	1,709
Brady Corporation - Class A	3	269
Brink's Company, The	5	576
Broadridge Financial Solutions, Inc.	15	3,368
Builders FirstSource, Inc. (a)	9	880
BWXT Government Group, Inc.	18	3,154
C.H. Robinson Worldwide, Inc.	26	4,137
Caci International Inc. - Class A (a)	5	2,663
Carlisle Companies Incorporated	1	304
Carpenter Technology Corporation	13	4,116
Caterpillar Inc.	19	11,044
Cintas Corporation	8	1,440
Comfort Systems USA, Inc.	1	1,400
Copart, Inc. (a)	35	1,356
Core & Main, Inc. - Class A (a)	10	523
CoreCivic, Inc. (a)	24	451
Crane Company	5	859
CSG Systems International, Inc.	5	420
CSX Corporation	81	2,936
Cummins Inc.	4	2,013
Curtiss-Wright Corporation	6	3,184
Deere & Company	5	2,325
DNOW Inc. (a)	28	371
Donaldson Company, Inc.	12	1,021
Dycom Industries, Inc. (a)	2	767
EMCOR Group, Inc.	2	1,143
Equifax, Inc.	3	571
Everus Construction Group, Inc. (a)	7	586
Expeditors International of Washington, Inc. - Class A	23	3,410
Fastenal Company	56	2,232
Federal Signal Corporation	3	303
Ferguson Enterprises Inc.	11	2,403
Franklin Electric Co., Inc.	3	294
FTI Consulting, Inc. (a)	5	870
GATX Corporation	3	594
GE Vernova Inc.	5	3,534
Generac Holdings Inc. (a)	6	785
General Dynamics Corporation	16	5,366
General Electric Company	55	17,023
Genpact Limited	38	1,790
GEO Group, Inc., The (a)	54	866
Graco Inc.	9	776
Granite Construction Incorporated	12	1,340
Greenbrier Companies, Inc., The	7	313
Griffon Corporation	4	272
Healthcare Services Group, Inc. (a)	17	319
HEICO Corporation	4	1,405
Hertz Global Holdings, Inc. (a) (b)	37	189
Hexcel Corporation	8	589
HNI Corporation	15	649
Howmet Aerospace Inc.	33	6,816
Hub Group, Inc. - Class A	13	540
Hubbell Incorporated	1	343
Huntington Ingalls Industries, Inc.	2	695
IDEX Corporation	10	1,770
Illinois Tool Works Inc.	10	2,345
ITT Inc.	8	1,444
J.B. Hunt Transport Services, Inc.	3	646
JBT Marel Corporation	2	324
JetBlue Airways Corporation (a)	93	425
Johnson Controls International Public Limited Company	12	1,456
KBR, Inc.	7	299
Kennametal Inc.	11	325
Knight-Swift Transportation Holdings Inc. - Class A	3	173
L3Harris Technologies, Inc.	17	5,032
Landstar System, Inc.	11	1,511
Leidos Holdings, Inc.	8	1,473
Lennox International Inc.	3	1,260
Lincoln Electric Holdings, Inc.	7	1,658
Lockheed Martin Corporation	27	12,823
Lyft, Inc. - Class A (a)	16	302
ManpowerGroup Inc.	12	365
Masco Corporation	11	723
MasTec, Inc. (a)	3	573
Masterbrand, Inc. (a)	33	364
Matson Intermodal - Paragon, Inc.	6	722
Maximus, Inc.	12	1,050
Mercury Systems, Inc. (a)	5	396
Mine Safety Appliances Company, LLC	3	469
MOOG Inc. - Class A	3	744
MSC Industrial Direct Co., Inc. - Class A	13	1,098
Mueller Industries, Inc.	18	2,068
Norfolk Southern Corporation	4	1,275
Northrop Grumman Corporation	11	6,324
Nvent Electric Public Limited Company	7	702
Old Dominion Freight Line, Inc.	4	556
Openlane, Inc. (a)	15	434
Oshkosh Corporation	7	818
Otis Worldwide Corporation	18	1,553
Owens Corning	3	328
Parker-Hannifin Corporation	2	2,203
Parsons Corporation (a)	4	270
Paychex, Inc.	8	909
Pentair Public Limited Company	3	288
Primoris Services Corporation	18	2,179
Quanta Services, Inc.	3	1,254
RBC Bearings Incorporated (a)	1	601
Republic Services, Inc.	10	2,073
Resideo Technologies, Inc. (a)	37	1,288
Robert Half Inc.	9	231
Rockwell Automation, Inc.	2	882
Rollins, Inc.	32	1,916
RTX Corporation	27	4,902
Rush Enterprises, Inc. - Class A	13	705
Ryder System, Inc.	1	242
Schneider National, Inc. - Class B	15	385
Science Applications International Corporation	10	1,019
SkyWest, Inc. (a)	7	679
SPX Technologies, Inc. (a)	2	405
SS&C Technologies Holdings, Inc.	5	396
Terex Corporation	24	1,291
Timken Company, The	10	858
Toro Company, The	14	1,142
Trinity Industries, Inc.	11	301
Uber Technologies, Inc. (a)	40	3,256
UFP Industries, Inc.	9	788
UL Solutions Inc. - Class A	5	368
Unifirst Corporation	3	510
Union Pacific Corporation	27	6,355
United Airlines Holdings, Inc. (a)	5	577
United Parcel Service, Inc. - Class B	43	4,223
Valmont Industries, Inc.	1	566
Veralto Corporation	12	1,219
Verisk Analytics, Inc.	11	2,479
Vertiv Holdings Co - Class A	16	2,615
W.W. Grainger, Inc.	1	1,339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Waste Management, Inc.	17	3,764
Watsco, Inc.	5	1,681
Watts Water Technologies, Inc. - Class A	1	324
Werner Enterprises, Inc.	28	837
WESCO International, Inc.	1	222
Woodward, Inc.	3	776
Worthington Industries, Inc.	4	231
Xylem Inc.	5	648
Zurn Elkay Water Solutions Corporation	6	298
		250,529
Consumer Staples 10.0%
Albertsons Companies, Inc. - Class A	82	1,416
Altria Group, Inc.	187	10,785
Andersons, Inc., The	7	356
Archer-Daniels-Midland Company	87	4,976
BJ's Wholesale Club Holdings, Inc. (a)	9	781
Boston Beer Company, Inc., The - Class A (a)	1	282
Brown-Forman Corporation - Class B	31	797
Bunge Global S.A.	34	3,008
Cal-Maine Foods, Inc.	18	1,424
Campbell's Company, The	14	385
Casey's General Stores, Inc.	6	3,150
Central Garden & Pet Company - Class A (a)	10	297
Church & Dwight Co., Inc.	14	1,215
Clorox Company, The	18	1,778
Coca-Cola Company, The	170	11,889
Coca-Cola Consolidated, Inc.	5	789
Colgate-Palmolive Company	47	3,722
Conagra Brands, Inc.	35	606
Constellation Brands, Inc. - Class A	6	806
Costco Wholesale Corporation	11	9,291
Darling Ingredients Inc. (a)	7	238
Del Monte Fresh Produce Company	7	238
Dollar General Corporation	29	3,805
Dollar Tree, Inc. (a)	17	2,043
Edgewell Personal Care Colombia S A S	15	248
Energizer Holdings, Inc.	12	232
Estee Lauder Companies Inc., The - Class A	4	432
Flowers Foods, Inc.	35	383
General Mills, Inc.	43	1,987
Hershey Company, The	8	1,503
Hormel Foods Corporation	19	441
Ingredion Incorporated	11	1,208
J. M. Smucker Company, The	12	1,139
Kenvue Inc.	22	381
Keurig Dr Pepper Inc.	56	1,559
Kimberly-Clark Corporation	25	2,562
Kraft Heinz Company, The	145	3,511
Kroger Co., The	148	9,230
Lamb Weston Holdings, Inc.	10	418
McCormick & Company, Incorporated	2	169
Molson Coors Beverage Company - Class B	35	1,629
Mondelez International, Inc. - Class A	67	3,595
Monster Beverage 1990 Corporation (a)	41	3,162
Nomad Foods Limited	24	305
PepsiCo, Inc.	97	13,890
Performance Food Group Company (a)	3	295
Philip Morris International Inc.	113	18,125
Pilgrim's Pride Corporation	7	263
Post Holdings, Inc. (a)	7	709
PriceSmart, Inc.	5	557
Procter & Gamble Company, The	111	15,864
Seaboard Corporation	—	204
Spectrum Brands Holdings, Inc.	9	542
Sprouts Farmers Market, Inc. (a)	61	4,874
Sysco Corporation	20	1,493
Target Corporation	81	7,880
The Marzetti Company	3	491
Treehouse Foods, Inc. (a)	16	381
Tyson Foods, Inc. - Class A	67	3,918
United Natural Foods, Inc. (a)	19	649
Universal Corporation	5	273
US Foods Holding Corp. (a)	24	1,785
Walmart Inc.	335	37,296
		207,660
Consumer Discretionary 9.9%
Abercrombie & Fitch Co. - Class A (a)	11	1,418
Academy Sports & Outdoors, Inc.	16	804
Acushnet Holdings Corp.	7	550
Adient Public Limited Company (a)	22	421
Adtalem Global Education Inc. (a)	8	847
Advance Auto Parts, Inc.	12	473
American Axle & Manufacturing Holdings, Inc. (a)	38	245
American Eagle Outfitters, Inc.	77	2,025
Asbury Automotive Group, Inc. (a)	4	926
AutoNation, Inc. (a)	9	1,836
AutoZone, Inc. (a)	2	5,935
Bath & Body Works, Inc.	19	386
Best Buy Co., Inc.	59	3,946
Booking Holdings Inc.	2	8,204
BorgWarner Inc.	33	1,482
Boyd Gaming Corporation	10	866
Bright Horizons Family Solutions, Inc. (a)	2	223
Brunswick Corporation	16	1,222
Capri Holdings Limited (a)	28	694
Carnival Corporation	43	1,300
Carter's, Inc.	25	804
Coupang, Inc. - Class A (a)	49	1,158
Cracker Barrel Old Country Store, Inc.	10	254
Dana Incorporated	47	1,108
Darden Restaurants, Inc.	8	1,529
Deckers Outdoor Corporation (a)	12	1,195
Dick's Sporting Goods, Inc.	6	1,239
Dillard's, Inc. - Class A (b)	1	776
Domino's Pizza, Inc.	5	1,916
DoorDash, Inc. - Class A (a)	15	3,399
Dorman Products, Inc. (a)	4	473
eBay Inc.	127	11,056
ETSY, Inc. (a)	6	332
Expedia Group, Inc.	7	2,029
Five Below, Inc. (a)	2	412
Ford Motor Company	810	10,633
Gap, Inc., The	29	754
General Motors Company	203	16,517
Gentex Corporation	60	1,408
Genuine Parts Company	4	488
G-III Apparel Group, Ltd.	11	311
Graham Holdings Co., Ltd. - Class B	1	950
Grand Canyon Education, Inc. (a)	6	954
Group 1 Automotive, Inc.	4	1,633
H & R Block, Inc.	14	624
Harley-Davidson, Inc.	14	279
Hasbro, Inc.	21	1,739
Hilton Worldwide Holdings Inc.	5	1,298
Home Depot, Inc., The	30	10,357
Installed Building Products, Inc.	1	250
Kohl's Corporation	57	1,159
Kontoor Brands, Inc.	8	507
Las Vegas Sands Corp.	6	393
Laureate Education, Inc. - Class A (a)	23	772
La-Z-Boy Incorporated	10	387
Lear Corporation	9	1,005
Leggett & Platt, Incorporated	35	389
Lithia Motors, Inc. - Class A	1	498
Lowe`s Companies, Inc.	31	7,529
M/I Homes, Inc. (a)	3	379
Macy's, Inc.	61	1,349
Marriott International, Inc. - Class A	3	988
McDonald's Corporation	47	14,382
Meritage Homes Corporation	12	818
Mohawk Industries, Inc. (a)	4	400
Murphy USA Inc.	7	2,686
Newell Brands Inc.	20	73
Nike, Inc. - Class B	35	2,203
NVR, Inc. (a)	—	1,284
Ollie's Bargain Outlet Holdings, Inc. (a)	6	672
O'Reilly Automotive, Inc. (a)	60	5,473
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Penske Automotive Group, Inc.	2	327
Phinia Inc.	9	551
Pool Corporation	5	1,111
PulteGroup, Inc.	11	1,335
PVH Corp.	9	604
Ralph Lauren Corporation - Class A	5	1,628
Red Rock Resorts, Inc. - Class A	7	409
RH (a)	2	315
Rivian Automotive, Inc. - Class A (a)	17	329
Sally Beauty Holdings, Inc. (a)	45	642
Service Corporation International	21	1,642
Signet Jewelers Limited	11	916
Somnigroup International Inc.	23	2,066
Sonic Automotive, Inc. - Class A	5	324
Starbucks Corporation	29	2,450
Steven Madden, Ltd.	12	512
Strategic Education, Inc.	4	295
Tapestry, Inc.	21	2,687
Taylor Morrison Home II Corporation - Class A (a)	22	1,320
Texas Roadhouse, Inc. - Class A	2	345
The Buckle, Inc.	11	588
The Goodyear Tire & Rubber Company (a)	82	717
The Wendy's Company (b)	61	511
Thor Industries, Inc.	6	574
TJX Companies, Inc., The	50	7,662
Toll Brothers, Inc.	5	674
TopBuild Corp. (a)	1	494
Tractor Supply Company	26	1,296
TRI Pointe Homes Holdings, Inc. (a)	21	664
Ulta Beauty, Inc. (a)	5	2,744
Upbound Group, Inc.	16	277
Urban Outfitters, Inc. (a)	21	1,569
V.F. Corporation	71	1,285
Vail Resorts, Inc. (b)	9	1,190
Valvoline, Inc. (a)	35	1,025
Victoria's Secret & Co. (a)	32	1,722
Visteon Corporation	5	504
Vitamin Oldco Holdings, Inc. (a) (d)	6	—
Wayfair Inc. - Class A (a)	4	401
Whirlpool Corporation (b)	12	855
Williams-Sonoma, Inc.	20	3,642
Winnebago Industries, Inc.	9	358
Wyndham Hotels & Resorts, Inc.	8	618
Wynn Resorts, Limited	3	392
Yum! Brands, Inc.	19	2,900
		205,494
Communication Services 7.3%
Alphabet Inc. - Class A	77	24,022
AT&T Inc.	1,475	36,631
Comcast Corporation - Class A	141	4,223
EchoStar Corporation - Class A (a)	12	1,271
Electronic Arts Inc.	18	3,665
Former Charter Communications Parent, Inc. - Class A (a)	37	7,626
Fox Corporation - Class A	54	3,980
John Wiley & Sons, Inc. - Class A	8	260
Liberty Broadband Corporation - Series C (a)	12	562
Liberty Global Ltd. - Class C (a)	61	670
Liberty Latin America Ltd. - Class C (a)	31	229
Liberty Media Corporation - Series C (a)	12	1,184
Lumen Technologies, Inc. (a)	482	3,747
Match Group, Inc.	16	521
Meta Platforms, Inc. - Class A	6	4,289
Netflix, Inc. (a)	127	11,896
News Corporation - Class A	21	552
Nexstar Media Group, Inc. - Class A	7	1,371
Omnicom Group Inc.	13	1,086
Optimum Communications, Inc. - Class A (a)	62	103
Roblox Corporation - Class A (a)	26	2,125
Roku, Inc. - Class A (a)	6	600
Sirius XM Holdings Inc.	32	646
Take-Two Interactive Software, Inc. (a)	19	4,788
TEGNA Inc.	45	883
Telephone and Data Systems, Inc.	24	980
The New York Times Company - Class A	18	1,244
TKO Group Holdings Inc. - Class A	4	748
T-Mobile US, Inc.	20	4,024
Uniti Group Inc. (a)	44	311
Verizon Communications Inc.	433	17,641
Warner Bros. Discovery, Inc. - Series A (a)	291	8,393
Yelp Inc. (a)	18	547
		150,818
Energy 4.6%
Antero Midstream Corporation	12	218
APA Corporation	10	247
Archrock, Inc.	28	725
Baker Hughes Company - Class A	80	3,636
Cheniere Energy, Inc.	11	2,089
Chevron Corporation	129	19,659
CNX Resources Corporation (a)	36	1,329
ConocoPhillips	21	1,990
Core Natural Resources, Inc.	5	418
CVR Energy, Inc. (a)	17	429
Delek US Holdings, Inc.	41	1,207
Devon Energy Corporation	12	453
DT Midstream, Inc.	9	1,125
EQT Corporation	12	666
Expand Energy Corporation	14	1,575
Exxon Mobil Corporation	177	21,309
Helmerich & Payne, Inc.	17	488
HF Sinclair Corporation	27	1,244
International Seaways, Inc.	10	464
Kinder Morgan, Inc.	68	1,882
Marathon Petroleum Corporation	42	6,764
Murphy Oil Corporation	37	1,168
NOV Inc.	15	238
Ovintiv Canada ULC	31	1,205
Par Pacific Holdings, Inc. (a)	7	236
Patterson-UTI Energy, Inc.	46	278
PBF Energy Inc. - Class A	32	873
Peabody Energy Corporation	50	1,488
Permian Resources Corporation - Class A	23	329
Phillips 66	51	6,619
Range Resources Corporation	6	220
Schlumberger Limited	19	722
SM Energy Company	12	231
Targa Resources Corp.	2	294
TechnipFMC PLC	53	2,383
Valero Energy Corporation	57	9,248
Williams Companies, Inc., The	24	1,457
World Kinect Corporation	15	347
		95,253
Materials 2.9%
Albemarle Corporation	2	330
Alcoa Corporation	21	1,121
Alpha Metallurgical Resources, Inc. (a)	2	424
Amcor Pty Ltd	87	728
AptarGroup, Inc.	10	1,208
Avery Dennison Corporation	7	1,332
Balchem Corporation	2	246
Ball Corporation	17	899
Cabot Corporation	7	467
Celanese Corporation - Class A	5	222
CF Industries Holdings, Inc.	3	216
Chemours Company, The	52	609
Cleveland-Cliffs Inc. (a)	47	619
Commercial Metals Company	25	1,715
Corteva, Inc.	29	1,916
CRH Public Limited Company	13	1,665
Crown Holdings, Inc.	25	2,531
Dow Inc.	25	586
DuPont de Nemours, Inc.	107	4,294
Eagle Materials Inc.	3	720
Eastman Chemical Company	11	714
Graphic Packaging Holding Company	65	986
Greif, Inc. - Class A	4	296
Hecla Mining Company	27	516
Huntsman Corporation	9	90
International Paper Company	42	1,635

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Kaiser Aluminum Corporation	3	353
Louisiana-Pacific Corporation (W VA)	9	751
LyondellBasell Industries N.V. - Class A	61	2,660
Mosaic Company, The	62	1,486
NewMarket Corporation	2	1,200
Newmont Corporation	59	5,843
Nucor Corporation	29	4,716
O-I Glass, Inc. (a)	34	504
Packaging Corporation of America	4	914
PPG Industries, Inc.	10	1,055
Reliance, Inc.	5	1,548
Royal Gold, Inc.	8	1,685
RPM International Inc.	17	1,788
Sealed Air Corporation	32	1,311
Sensient Technologies Corporation	9	878
Sherwin-Williams Company, The	3	1,050
Silgan Holdings Inc.	23	916
Sonoco Products Company	22	947
Southern Copper Corporation	5	703
Steel Dynamics, Inc.	6	1,053
Sylvamo Corporation	8	376
Vulcan Materials Company	3	746
Warrior Met Coal, Inc.	19	1,656
		60,224
Utilities 2.1%
AES Corporation, The	12	167
Alliant Energy Corporation	5	308
Ameren Corporation	5	525
American Electric Power Company, Inc.	10	1,208
American Water Works Company, Inc.	4	508
Atmos Energy Corporation	3	518
Avista Corporation	13	520
California Water Service Group	5	227
CenterPoint Energy, Inc.	13	482
Clearway Energy, Inc. - Class C	16	547
CMS Energy Corporation	6	403
Consolidated Edison, Inc.	7	716
Constellation Energy Group, Inc.	6	2,199
Dominion Energy, Inc.	18	1,027
DTE Energy Company	3	452
Duke Energy Corporation	15	1,764
Entergy Corporation	9	835
Essential Utilities, Inc.	6	235
Evergy, Inc.	9	657
Eversource Energy	7	487
Exelon Corporation	70	3,062
FirstEnergy Corp.	11	476
Hawaiian Electric Industries, Inc. (a)	38	471
IDACORP, Inc.	6	770
MDU Resources Group, Inc.	56	1,094
National Fuel Gas Company	14	1,136
New Jersey Resources Corporation	13	579
NiSource Inc.	9	375
Northwest Natural Holding Company	5	236
NorthWestern Corporation	9	557
NRG Energy, Inc.	17	2,645
OGE Energy Corp.	9	378
One Gas, Inc.	8	647
Ormat Technologies, Inc.	7	794
Otter Tail Corporation	4	329
Portland General Electric Company	13	647
PPL Corporation	14	480
Southwest Gas Holdings, Inc.	8	637
Spire Inc.	9	754
Talen Energy Corporation (a)	3	1,247
The Southern Company	22	1,882
TXNM Energy, Inc.	18	1,044
UGI Corporation	16	610
Vistra Corp.	51	8,244
WEC Energy Group Inc.	6	673
XCEL Energy Inc.	12	891
		44,443
Real Estate 1.6%
Agree Realty Corporation	8	571
American Healthcare REIT, Inc.	8	384
American Homes 4 Rent - Class A	25	813
American Tower Corporation	5	859
Americold Realty Trust, Inc. (b)	28	359
Anywhere Real Estate Inc. (a)	42	594
Apple Hospitality REIT, Inc.	40	474
Camden Property Trust	10	1,056
CBRE Group, Inc. - Class A (a)	6	954
COPT Defense Properties	11	307
Cubesmart, L.P.	13	459
DiamondRock Alpharetta Tenant, LLC	29	259
Douglas Emmett, Inc.	21	229
Equity Lifestyle Properties, Inc.	9	530
First Industrial Realty Trust, Inc.	4	247
Gaming and Leisure Properties, Inc.	31	1,387
Healthcare Realty Trust Incorporated - Class A	61	1,040
Host Hotels & Resorts, Inc.	14	242
InvenTrust Properties Corp.	8	218
Iron Mountain Incorporated	8	650
JBG Smith Properties	19	326
Jones Lang LaSalle Incorporated (a)	3	1,079
Lamar Advertising Company - Class A	6	780
LXP Industrial Trust	7	363
Macerich Company, The	38	697
Medical Properties Trust, Inc. (b)	180	900
Omega Healthcare Investors, Inc.	27	1,203
Open Doors Technology Inc. - Class A (a)	28	163
OUTFRONT Media Inc.	11	275
Park Hotels & Resorts Inc. (b)	73	765
Phillips Edison & Company, Inc.	11	374
ProLogis Inc.	19	2,392
Public Storage Operating Company	2	459
Rayonier Inc.	19	422
Rexford Industrial Realty, Inc.	10	373
RLJ III-EM Columbus Lessee, LLC	42	312
SBA Communications Corporation - Class A	7	1,290
Simon Property Group, Inc.	8	1,412
SL Green Realty Corp.	10	477
STAG Industrial, Inc.	8	281
Sun Communities, Inc.	11	1,358
Sunstone Hotel Investors, Inc.	33	291
Ventas, Inc.	9	701
VICI Properties Inc.	22	606
Vornado Realty Trust	25	820
W.P. Carey Inc.	14	930
Welltower Inc.	13	2,500
Xenia Hotels & Resorts, Inc.	19	272
		33,453
Total Common Stocks (cost $1,706,381)		2,063,303
SHORT TERM INVESTMENTS 0.4%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 3.74% (c) (e)	6,269	6,269
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.64% (c) (e)	2,455	2,455
Total Short Term Investments (cost $8,724)		8,724
Total Investments 99.8% (cost $1,715,105)		2,072,027
Other Derivative Instruments (0.0)%		(41)
Other Assets and Liabilities, Net 0.2%		5,130
Total Net Assets 100.0%		2,077,116

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corporation, The	5,233	828	1,480	131	834	1,686	7,101	0.3
Jackson Financial Inc. - Class A	1,945	88	1,101	53	707	(415)	1,224	0.1
JNL Government Money Market Fund, 3.74% - Class SL	4	69,825	63,560	85	—	—	6,269	0.3
JNL Government Money Market Fund, 3.64% - Class I	10,679	328,624	336,848	322	—	—	2,455	0.1
	17,861	399,365	402,989	591	1,541	1,271	17,049	0.8

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	36	March 2026	12,405	(26)	2
S&P Midcap 400 Index	12	March 2026	4,011	(15)	(21)
				(41)	(19)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,063,303	—	—	2,063,303
Short Term Investments	8,724	—	—	8,724
	2,072,027	—	—	2,072,027
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(21)	—	—	(21)
	(21)	—	—	(21)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 65.0%
Information Technology 15.3%
Accenture Public Limited Company - Class A	1	227
Adobe Inc. (a)	—	121
Advanced Micro Devices, Inc. (a)	3	576
Amphenol Corporation - Class A	2	259
Analog Devices, Inc.	4	998
Apple Inc.	47	12,748
Applied Materials, Inc.	1	197
AppLovin Corporation - Class A (a)	—	309
Arista Networks, Inc. (a)	9	1,188
ASML Holding N.V. - ADR	1	698
ASML Holding N.V.	2	2,695
Autodesk, Inc. (a)	—	48
BE Semiconductor Industries N.V.	3	401
Bel Fuse Inc. - Class B	—	21
Broadcom Inc.	21	7,169
CDW Corp.	—	30
Cisco Systems, Inc.	17	1,285
Corning Incorporated	1	90
CrowdStrike Holdings, Inc. - Class A (a)	1	482
Datadog, Inc. - Class A (a)	2	267
Dell Technologies Inc. - Class C	—	41
Descartes Systems Group Inc., The (a)	1	98
Fair Isaac Corporation (a)	—	32
First Solar, Inc. (a)	—	63
Fortinet, Inc. (a)	2	122
HubSpot, Inc. (a)	—	24
Indra Sistemas S.A. (b)	7	411
Infineon Technologies AG - Class N	10	450
Intel Corporation (a)	21	773
InterDigital, Inc.	1	236
International Business Machines Corporation	3	883
Intuit Inc.	—	261
Keysight Technologies, Inc. (a)	12	2,417
KLA Corporation	1	968
Lam Research Corporation	6	997
Marvell Technology, Inc.	1	48
Microchip Technology Incorporated	—	13
Micron Technology, Inc.	1	426
Microsoft Corporation	31	15,112
Monolithic Power Systems, Inc.	1	648
Nec Corporation	25	840
Nomura Research Institute, Ltd.	11	405
NVIDIA Corporation	96	17,857
Oracle Corporation	6	1,249
Palantir Technologies Inc. - Class A (a)	4	796
Palo Alto Networks, Inc. (a)	1	227
PTC Inc. (a)	—	61
Qnity Electronics, Inc.	1	41
Qualcomm Incorporated	2	284
Renesas Electronics Corporation	40	551
Roper Technologies, Inc.	1	289
Salesforce, Inc.	2	602
Samsung Electronics Co., Ltd.	11	936
SanDisk LLC (a)	—	41
SAP SE	7	1,638
Seagate Technology Holdings Public Limited Company	—	131
ServiceNow, Inc. (a)	9	1,413
Shopify Inc. - Class A (a)	5	794
Synopsys, Inc. (a)	1	453
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	503
Taiwan Semiconductor Manufacturing Company Limited	46	2,269
TE Connectivity Public Limited Company	5	1,200
Teledyne Technologies Incorporated (a)	—	164
Telefonaktiebolaget LM Ericsson - Class B	58	567
Teradyne, Inc.	—	87
Texas Instruments Incorporated	9	1,627
Tokyo Electron Limited	4	817
Western Digital Corporation	1	99
Workday, Inc. - Class A (a)	—	37
		89,810
Financials 11.4%
ABN AMRO Bank N.V. - DUTCHCERT (c)	12	404
Admiral Group PLC	12	528
Adyen N.V. (a) (c)	—	450
AIA Group Limited	74	759
Allstate Corporation, The	7	1,435
American Express Company	4	1,459
American International Group, Inc.	2	191
Annaly Capital Management, Inc.	20	448
ANZ Group Holdings Limited	36	881
Apollo Global Management, Inc.	2	239
Ares Management Corporation - Class A	1	116
Arthur J. Gallagher & Co.	—	23
Assicurazioni Generali Societa' Per Azioni	9	385
Aviva PLC	75	690
AXA	21	1,011
AXIS Capital Holdings Limited	—	47
Banco Bilbao Vizcaya Argentaria, S.A.	44	1,025
Banco Santander, S.A.	120	1,415
Bank of America Corporation	36	2,004
Bank of New York Mellon Corporation, The	1	160
Banque Nationale Du Canada (b)	5	626
Barclays PLC	137	878
BAWAG Group AG (c)	2	295
Berkshire Hathaway Inc. - Class B (a)	7	3,381
BlackRock, Inc.	—	215
Blackstone Inc. - Class A	1	84
Block, Inc. - Class A (a)	3	192
Bridgepoint Group PLC (c)	82	314
Brookfield Corporation - Class A	16	730
Capital One Financial Corporation	2	447
CBOE Global Markets, Inc.	—	25
Charles Schwab Corporation, The	21	2,051
Chubb Limited	5	1,553
Citigroup Inc.	11	1,331
CME Group Inc. - Class A	2	612
Corebridge Financial, Inc.	2	71
Corpay Inc. (a)	1	189
CVC Capital Partners PLC	21	351
DBS Group Holdings Ltd	24	1,046
Definity Financial Corporation (b)	15	813
DNB Bank ASA	38	1,054
East West Bancorp, Inc.	1	85
Equitable Holdings, Inc.	2	91
Erste Group Bank AG	6	720
Fifth Third Bancorp	18	852
Fiserv, Inc. (a)	—	29
Global Payments Inc.	—	10
Goldman Sachs Group, Inc., The	1	1,290
Great-West Lifeco Inc.	13	645
Hartford Insurance Group, Inc., The	1	101
HDFC Bank Limited	63	697
Huntington Bancshares Incorporated	5	85
ING Groep N.V.	37	1,036
Intercontinental Exchange, Inc.	8	1,285
Intesa Sanpaolo SpA	115	798
JPMorgan Chase & Co.	13	4,162
Julius Bar Gruppe AG - Class N	5	369
KeyCorp	9	196
KKR & Co. Inc. - Class A	1	169
Klarna Group PLC (a)	5	131
Lloyds Banking Group PLC	817	1,083
Macquarie Group Limited	5	627
Mandatum Holding Oy	58	470
Marsh & Mclennan Companies, Inc.	3	516
MasterCard Incorporated - Class A	4	2,518
Melrose Industries PLC	88	695
MetLife, Inc.	5	391
Mitsubishi UFJ Financial Group, Inc.	96	1,530
Moody's Corporation	1	413
Morgan Stanley	7	1,315
MSCI Inc. - Class A	—	57

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	2	1,027
ORIX Corporation	16	463
Popular, Inc.	—	31
Progressive Corporation, The	1	233
RenaissanceRe Holdings Ltd	—	30
Robinhood Markets, Inc. - Class A (a)	1	90
Rocket Companies, Inc. - Class A	3	52
S&P Global Inc.	—	204
Sampo Oyj - Class A	81	974
Skandinaviska Enskilda Banken AB - Class A	41	861
Societe Generale	15	1,204
Standard Chartered PLC	52	1,261
State Street Corporation	—	49
Sumitomo Mitsui Trust Group, Inc.	22	680
Talon Capital Corp. (a)	2	16
Tokio Marine Holdings, Inc.	22	798
TPG Inc. - Class A	1	66
Tradeweb Markets Inc. - Class A	1	146
Travelers Companies, Inc., The	1	428
Truist Financial Corporation	—	23
U.S. Bancorp	4	232
UBS Group AG	20	934
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.	14	1,137
Visa Inc. - Class A	11	3,704
Voya Financial, Inc.	1	96
Wells Fargo & Company	1	137
Western Alliance Bancorporation	1	44
		67,214
Industrials 7.4%
3M Company	1	88
ABB Ltd - Class N	19	1,375
AerCap Holdings N.V.	5	748
AMETEK, Inc.	8	1,608
API Group Corporation (a)	2	64
Ashtead Group Public Limited Company	3	212
Automatic Data Processing, Inc.	—	19
Boeing Company, The (a)	1	308
Booz Allen Hamilton Holding Corporation - Class A	—	25
Bunzl Public Limited Company	16	453
Canadian National Railway Company	1	87
Carpenter Technology Corporation	—	64
Carrier Global Corporation	1	69
Caterpillar Inc.	3	1,501
Cintas Corporation	2	289
CSX Corporation	24	857
Cummins Inc.	—	99
Dayforce, Inc. (a)	—	13
DCC Public Limited Company	5	290
Deere & Company	5	2,232
Dover Corporation	1	119
Element Fleet Management Corp.	30	790
Emerson Electric Co.	—	57
Equifax, Inc.	2	423
ESAB Corporation	1	70
Firefly Aerospace Inc. (a)	1	17
Fortive Corporation	3	142
Fujikura Ltd.	—	33
GE Vernova Inc.	1	671
General Electric Company	9	2,760
Hitachi, Ltd.	39	1,224
Honeywell International Inc.	1	125
Howmet Aerospace Inc.	1	161
Hubbell Incorporated	—	170
Ingersoll Rand Inc.	1	68
Interpump Group S.p.A.	1	50
Johnson Controls International Public Limited Company	1	132
Kingspan Group Public Limited Company	3	287
Kion Group AG	9	688
Kyushu Railway Company	2	49
L3Harris Technologies, Inc.	—	124
Legrand	4	648
Middleby Corporation, The (a)	1	86
Mitsubishi Electric Corporation	50	1,461
Mitsubishi Heavy Industries, Ltd.	2	44
Norfolk Southern Corporation	2	677
Northrop Grumman Corporation	1	548
Nvent Electric Public Limited Company	—	40
Old Dominion Freight Line, Inc.	7	1,115
Owens Corning	2	275
PACCAR Inc.	1	120
Parker-Hannifin Corporation	2	1,687
Pentair Public Limited Company	4	417
Prysmian S.p.A.	14	1,398
Recruit Holdings Co., Ltd. (b)	13	731
Republic Services, Inc.	5	982
Rheinmetall Aktiengesellschaft	—	745
Rolls-Royce Holdings PLC	66	1,029
RTX Corporation	1	123
Ryanair Holdings Public Limited Company - ADR	10	702
Safran	3	1,201
Saia, Inc. (a)	—	130
Sandvik Aktiebolag	30	972
SANY Heavy Industry Co., Ltd. - Class H (a) (c)	7	21
Shimizu Corporation	28	476
Shoals Technologies Group, Inc. - Class A (a)	4	31
Siemens Aktiengesellschaft - Class N	12	3,239
SiteOne Landscape Supply, Inc. (a)	—	41
SK Square Co., Ltd. (a)	3	737
Spie S.A.	1	33
Stanley Black & Decker, Inc.	1	38
Sumitomo Corporation	33	1,132
Teleperformance SE	1	71
Trane Technologies Public Limited Company	—	125
TransDigm Group Incorporated	—	293
Uber Technologies, Inc. (a)	1	51
Union Pacific Corporation	—	34
United Airlines Holdings, Inc. (a)	1	76
Veralto Corporation	—	48
Verisk Analytics, Inc.	—	88
Vertiv Holdings Co - Class A	1	136
VINCI	5	684
W.W. Grainger, Inc.	1	644
Waste Connections, Inc.	—	82
Waste Management, Inc.	—	80
Westinghouse Air Brake Technologies Corporation	7	1,456
Xylem Inc.	—	37
		43,345
Consumer Discretionary 6.9%
Airbnb, Inc. - Class A (a)	—	27
Alibaba Group Holding Limited (c)	16	299
Amadeus IT Holding, S.A. (c)	9	657
Amazon.com, Inc. (a)	41	9,450
ASICS Corporation	36	853
Autoliv, Inc. - SWEDDR	6	672
AutoZone, Inc. (a)	—	1,180
Booking Holdings Inc.	—	1,687
Carvana Co. - Class A (a)	8	3,481
Chipotle Mexican Grill, Inc. (a)	14	521
Compass Group PLC	41	1,312
Darden Restaurants, Inc.	—	31
Domino's Pizza, Inc.	—	30
DoorDash, Inc. - Class A (a)	2	518
Dowlais Group PLC	134	152
General Motors Company	2	130
Hilton Worldwide Holdings Inc.	1	198
Home Depot, Inc., The	4	1,515
InterContinental Hotels Group PLC	—	24
Isetan Mitsukoshi Holdings Ltd. (b)	42	609
Kering	2	733
Kingfisher PLC	138	583
Las Vegas Sands Corp.	1	54
Lowe`s Companies, Inc.	3	688
Marriott International, Inc. - Class A	—	61
McDonald's Corporation	5	1,577
Moncler S.p.A.	9	577
Next PLC	4	827

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Nike, Inc. - Class B	1	38
NVR, Inc. (a)	—	117
Open House Group Co., Ltd.	1	76
O'Reilly Automotive, Inc. (a)	2	151
Panasonic Holdings Corporation	40	512
Persimmon Public Limited Company	22	410
Pool Corporation	—	11
Ross Stores, Inc.	3	528
Royal Caribbean Cruises Ltd.	—	126
Samsonite Group S.A. (c)	121	308
Sea Limited - Class A - ADR (a)	7	882
Sony Group Corporation	62	1,586
Subaru Corporation.	20	437
Suzuki Motor Corporation	40	595
Tesla, Inc. (a)	9	4,095
TJX Companies, Inc., The	4	581
Toll Brothers, Inc.	3	338
Toyota Motor Corporation	67	1,432
Tractor Supply Company	2	75
Ulta Beauty, Inc. (a)	—	61
Wingstop Inc.	—	42
		40,847
Health Care 5.7%
Abbott Laboratories	9	1,082
AbbVie Inc.	2	470
Alcon AG	3	255
Amgen Inc.	—	53
Argenx SE - ADR (a)	1	727
AstraZeneca PLC - ADR	32	2,931
BeOne Medicines AG - ADR (a)	—	87
Boston Scientific Corporation (a)	2	187
Bristol-Myers Squibb Company	1	33
Cardinal Health, Inc.	—	97
Cencora, Inc.	4	1,364
Centene Corporation (a)	1	42
Chugai Pharmaceutical Co., Ltd. - ADR	4	100
Chugai Pharmaceutical Co., Ltd.	18	918
Cigna Group, The	2	418
CVS Health Corporation	2	179
Danaher Corporation	5	1,048
Edwards Lifesciences Corporation (a)	—	37
Elevance Health, Inc.	3	911
Eli Lilly and Company	4	3,817
EssilorLuxottica	2	768
Gilead Sciences, Inc.	13	1,641
HOYA Corporation	3	501
IDEXX Laboratories, Inc. (a)	—	68
Intuitive Surgical, Inc. (a)	3	1,570
IQVIA Holdings Inc. (a)	—	41
Johnson & Johnson	6	1,246
Koninklijke Philips N.V.	31	857
McKesson Corporation	—	97
Medline Inc. - Class A (a)	3	117
Medtronic, Inc.	1	79
Merck & Co., Inc.	5	542
Mettler-Toledo International Inc. (a)	—	36
Novartis AG - Class N	12	1,603
Novo Nordisk A/S - Class B	20	1,030
Pfizer Inc.	3	81
Quest Diagnostics Incorporated	3	474
Regeneron Pharmaceuticals, Inc.	—	145
ResMed Inc.	—	80
Revvity, Inc.	8	786
Sanofi	9	828
Siemens Healthineers AG (c)	16	848
Sonova Holding AG	1	234
Stryker Corporation	2	599
Tenet Healthcare Corporation (a)	6	1,190
Thermo Fisher Scientific Inc.	2	876
UnitedHealth Group Incorporated	7	2,145
Vertex Pharmaceuticals Incorporated (a)	1	254
Viatris Inc.	10	121
Waters Corporation (a)	—	28
West Pharmaceutical Services, Inc.	—	39
Zimmer Biomet Holdings, Inc.	1	48
Zoetis Inc. - Class A	—	38
		33,766
Communication Services 5.1%
Alphabet Inc. - Class A	16	4,969
Alphabet Inc. - Class C	28	8,919
BT Group PLC	324	805
Comcast Corporation - Class A	1	33
KDDI Corporation	53	911
KT Corporation	17	627
Liberty Media Corporation - Series C (a)	—	37
Meta Platforms, Inc. - Class A	10	6,558
Netflix, Inc. (a)	23	2,195
Nintendo Co., Ltd.	8	507
Pinterest, Inc. - Class A (a)	14	358
Spotify Technology S.A. (a)	—	41
Telstra Group Limited	142	461
Tencent Holdings Limited	5	346
TKO Group Holdings Inc. - Class A	1	137
T-Mobile US, Inc.	10	2,066
Walt Disney Company, The	7	769
		29,739
Materials 3.5%
Agnico Eagle Mines Limited	1	98
Agnico Eagle Mines Limited	2	365
Alamos Gold Inc - Class A (b)	4	172
Alamos Gold Inc - Class A	1	37
Alcoa Corporation	1	48
Aluminium Bahrain B.S.C	6	18
Aluminum Corporation of China Limited - Class H	26	41
Americas Gold and Silver Corporation (a)	9	48
Anglo American PLC	5	187
AngloGold Ashanti PLC	3	254
Antofagasta PLC	25	1,094
ArcelorMittal	2	69
Aris Mining Corporation (a)	3	43
Artemis Gold Inc. (a)	5	127
Asante Gold Corporation (a)	12	14
Ausgold Limited (a)	29	21
B2Gold Corp.	10	45
Ball Corporation	12	631
Barrick Mining Corporation	13	577
Benz Mining Corp. - CHESS (a)	11	12
BHP Group Limited	30	898
BHP Group Limited (b)	14	411
Boliden AB (a)	—	20
Capricorn Metals Limited (a)	9	88
Capstone Copper Corp. (a)	8	79
CF Industries Holdings, Inc.	—	28
Champion Iron Limited (b)	12	50
China Hongqiao Group Limited	16	65
China Steel Corporation	27	16
CMOC Group Limited - Class H	18	44
Coeur Mining, Inc. (a)	1	27
Corteva, Inc.	2	102
CRH Public Limited Company	1	112
Discovery Silver Corp. (a)	12	75
Dow Inc.	1	14
DPM Metals Inc.	1	17
Ecolab Inc.	—	104
Emerald Resources NL (a)	24	99
Endeavour Silver Corp. (a)	—	4
Equinox Gold Corp. (a)	2	27
ERO Copper Corp. (a) (b)	2	65
Evolution Mining Limited	3	23
First Mining Gold Corp. (a)	29	11
First Quantum Minerals Ltd (a)	5	147
Fortescue Ltd	1	12
Franco-Nevada Corporation	2	352
Franco-Nevada Corporation	1	270
Freeport-McMoRan Inc.	10	497
G Mining Ventures Corp. (a)	3	100
Genesis Minerals Limited (a)	4	18
Glencore PLC	40	221

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Gold Fields Limited	5	212
Gold Royalty Corp. (a)	1	4
Grupo Mexico, S.A.B. de C.V. - Class B	36	344
Harmony Gold Mining Company	2	46
Heidelberg Materials AG	—	67
Hindalco Industries Limited	3	32
Hoa Phat Group Joint Stock Company	69	69
Holcim AG	6	609
Iluka Resources Limited	10	38
Impala Platinum Holdings Limited	10	154
Industrias Penoles, S.A.B. de C.V. (a) (b)	2	89
International Paper Company	35	1,377
Ivanhoe Electric Inc. (a)	4	66
Ivanhoe Mines Ltd - Class A (a) (b)	5	56
JFE Holdings, Inc.	1	14
Jindal Stainless Limited	1	12
Jindal Steel Limited	1	17
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (c) (d)	40	—
JSW Steel Limited	2	26
KGHM Polska Miedz Spolka Akcyjna (a)	—	10
Kinross Gold Corporation	7	210
KRC Materials, Inc. (a)	1	40
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	6	1,087
Linde Public Limited Company	4	1,877
Louisiana-Pacific Corporation (W VA)	1	58
Lundin Gold Inc. (c)	1	57
Lundin Mining Corporation	1	18
LunR Royalties Corp. (a) (b)	1	8
Lynas Rare Earths Limited (a)	2	17
Martin Marietta Materials, Inc.	—	100
Meridian Mining PLC (a)	13	15
Montage Gold Corp. (a)	1	8
Mosaic Company, The	1	19
MP Materials Corp. - Class A (a) (b)	1	31
New Found Gold Corp. (a)	10	28
Newmont Corporation - CHESS	—	24
Newmont Corporation	1	111
NGEx Minerals Ltd. (a)	4	80
Nippon Steel Corporation	19	79
Norsk Hydro ASA	3	21
Northam Platinum Limited	3	58
Northern Star Resources Ltd	6	106
Nucor Corporation	1	147
Omai Gold Mines Corp. (a)	22	22
Oramelius Resources Limited	7	20
Orogen Royalties Inc.	4	132
Packaging Corporation of America	—	95
POSCO Holdings Inc.	—	46
PPG Industries, Inc.	3	349
Predictive Discovery Limited (a)	81	39
Public Joint Stock Company Polyus (a) (c) (d)	—	—
Reliance, Inc.	—	128
Rio Tinto PLC	3	255
Robex Resources Inc. (a)	5	20
Robex Resources Inc. - CHESS (a)	2	6
Royal Gold, Inc.	—	10
RPM International Inc.	1	54
Santana Mining Inc. (a)	2	34
Sherwin-Williams Company, The	1	472
Shin-Etsu Chemical Co., Ltd.	22	690
Sibanye Stillwater (a) (b)	24	86
Skeena Resources Limited (a)	5	107
Snowline Gold Corp. (a)	10	121
Southern Copper Corporation	1	133
Southern Palladium Limited (a)	3	4
Sovereign Metals Limited (a)	9	3
Steel Dynamics, Inc.	2	299
Stora Enso Oyj - Class R (b)	48	596
Syensqo	—	19
Tata Steel Limited	30	60
Teck Resources Limited - Class B	2	106
Thyssenkrupp AG	2	24
Torex Gold Resources Inc.	—	13
Turaco Gold Limited (a)	80	44
UPM-Kymmene Oyj	1	39
Vale S.A.	8	108
Valterra Platinum	3	221
Warrior Met Coal, Inc.	1	76
West Fraser Timber Co. Ltd.	1	48
West Fraser Timber Co. Ltd. (b)	1	43
Wheaton Precious Metals Corp.	2	204
Yunnan Aluminium Co,Ltd. - Class A	4	21
Zhongjin Gold Corporation Limited - Class A	9	30
Zijin Gold International Company Limited (a)	3	52
Zijin Mining Group Co., Ltd. - Class H	46	210
		20,377
Energy 2.9%
Advantage Energy Ltd. (a)	3	28
ARC Resources Ltd.	3	61
Baker Hughes Company - Class A	4	190
BP P.L.C.	11	64
Cameco Corporation	1	130
Canadian Natural Resources Limited	4	151
Centrus Energy Corp. - Class A (a) (b)	—	26
Chevron Corporation	13	1,906
ConocoPhillips	21	1,970
Diamondback Energy, Inc.	1	159
Enbridge Inc.	4	168
Energy Fuels Inc. (a)	4	64
EOG Resources, Inc.	1	113
EQT Corporation	3	149
Equinor ASA	36	838
Expand Energy Corporation	1	135
Expro Group Holdings N.V. (a)	3	46
Exxon Mobil Corporation	13	1,504
Headwater Exploration Inc. (b) (c)	4	26
Kelt Exploration Ltd. (a)	7	38
Kinder Morgan, Inc.	2	43
Kodiak Gas Services, LLC	1	34
Marathon Petroleum Corporation	1	80
NAC Kazatomprom JSC - GDR (c)	1	36
NOV Inc.	3	52
ONEOK, Inc.	1	88
Ovintiv Canada ULC	2	60
Permian Resources Corporation - Class A	4	54
Phillips 66	1	95
Precision Drilling Corporation (a)	1	40
Range Resources Corporation	27	953
Schlumberger Limited	27	1,040
Shell PLC - Class A	9	340
Shell PLC - Class A - ADR	20	1,477
South Bow Corporation (b)	2	52
Suncor Energy Inc.	3	120
Tamarack Valley Energy Ltd. (b)	5	31
Targa Resources Corp.	1	225
TechnipFMC PLC	16	718
Tenaris S.A. - ADR (b)	1	40
TotalEnergies SE	27	1,790
Tourmaline Oil Corp	2	71
Uranium Energy Corp. (a)	14	160
Valero Energy Corporation	7	1,095
Var Energi ASA	6	18
Viper Energy, Inc. - Class A	1	49
Vista Energy, S.A.B. De C.V. - Series A - ADR (a) (b)	1	29
Weatherford International Public Limited Company	1	85
Williams Companies, Inc., The	6	373
		17,014
Consumer Staples 2.9%
Ajinomoto Co., Inc.	22	469
Altria Group, Inc.	2	105
Coca-Cola Company, The	6	432
Colgate-Palmolive Company	13	1,019
Costco Wholesale Corporation	1	501
Diageo PLC	20	426
Dollar Tree, Inc. (a)	7	862
e.l.f. Beauty, Inc. (a)	—	30

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Estee Lauder Companies Inc., The - Class A	1	97
Heineken N.V.	6	490
Kenvue Inc.	2	42
Keurig Dr Pepper Inc.	3	88
Lamb Weston Holdings, Inc.	1	40
L'Oreal	2	804
Magnum Ice Cream Company B.V., The (a)	—	6
Magnum Ice Cream Company B.V., The (a) (b)	14	219
Mondelez International, Inc. - Class A	25	1,357
Monster Beverage 1990 Corporation (a)	1	95
Nestle S.A. - Class N	21	2,061
PepsiCo, Inc.	1	181
Philip Morris International Inc.	5	844
Procter & Gamble Company, The	14	1,979
Puig Brands S.A. - Class B (b)	16	279
Seven & I Holdings Co., Ltd.	44	633
Target Corporation	—	20
Tsuruha Holdings Inc. (b)	17	320
Tyson Foods, Inc. - Class A	—	25
Unilever PLC	37	2,436
Unilever PLC - ADR	2	98
Walmart Inc.	9	946
		16,904
Real Estate 2.5%
Acadia Realty Trust	8	157
Aedifica	1	68
Alexandria Real Estate Equities, Inc.	1	38
American Homes 4 Rent - Class A	4	135
American Tower Corporation	3	491
Apple Hospitality REIT, Inc.	3	41
AvalonBay Communities, Inc.	2	293
Big Yellow Group PLC	4	58
BXP, Inc.	—	30
Camden Property Trust	1	55
Canadian Apartment Properties Real Estate Investment Trust	1	38
Capitaland Group Pte. Ltd.	25	46
CBRE Group, Inc. - Class A (a)	1	127
City Developments Limited	3	16
Colliers International Group Inc.	—	71
CoStar Group, Inc. (a)	—	17
Crown Castle Inc.	1	132
Cubesmart, L.P.	6	208
Cushman & Wakefield Ltd. (a)	3	41
Digital Core REIT Management Pte. Ltd. (c)	30	15
Digital Realty Trust, Inc.	1	189
Douglas Emmett, Inc.	5	58
EastGroup Properties, Inc.	1	229
Equinix, Inc.	1	803
Equity Lifestyle Properties, Inc.	10	622
Equity Residential	3	209
Essex Property Trust, Inc.	3	790
Federal Realty Investment Trust	1	55
Goodman Funding Pty Ltd	7	154
Healthcare Realty Trust Incorporated - Class A	4	66
Invincible Investment Corporation	—	30
Japan Prime Realty Investment Corporation	—	37
Japan Real Estate Investment Corporation	—	36
Keppel DC REIT Management Pte. Ltd.	25	43
Kerry Properties Limited	15	38
Kilroy Realty Corporation	1	37
Kimco Realty OP, LLC	3	55
Kojamo Oyj (a) (b) (c)	7	82
LEG Immobilien SE	1	54
Lineage, Inc.	1	22
Mirvac Limited	25	35
Mitsubishi Estate Co., Ltd. (b)	33	801
Mitsui Fudosan Co., Ltd.	65	738
Nexus Select Trust	18	31
Nippon Prologis REIT, Inc.	—	31
NTT DC REIT Manager Pte. Ltd. (a) (b)	50	51
Pebblebrook Hotel Trust	5	53
ProLogis Inc.	6	774
Public Storage Operating Company	2	612
Rayonier Inc.	2	52
Regency Centers Corporation	4	261
Rexford Industrial Realty, Inc.	9	362
SBA Communications Corporation - Class A	—	20
Scentre Group Limited	288	804
SEGRO Public Limited Company	42	412
Shurgard Self Storage Limited	—	7
Simon Property Group, Inc.	2	440
SL Green Realty Corp.	—	5
SmartStop Self Storage REIT, Inc.	4	129
Sun Communities, Inc.	2	232
Sun Hung Kai Properties Limited	5	61
Swire Properties Limited	22	59
Terreno Realty Corporation	3	174
Tokyo Tatemono Co., Ltd.	1	23
Ventas, Inc.	5	377
VICI Properties Inc.	17	479
Vornado Realty Trust	2	83
Warehouses De Pauw	3	87
Welltower Inc.	10	1,833
Weyerhaeuser Company	1	19
		14,731
Utilities 1.4%
Alliant Energy Corporation	2	154
Ameren Corporation	9	886
Atmos Energy Corporation	3	462
CMS Energy Corporation	1	63
Consolidated Edison, Inc.	1	132
Constellation Energy Group, Inc.	2	600
DTE Energy Company	1	71
Engie	39	1,038
National Grid PLC	79	1,221
NextEra Energy, Inc.	5	386
NRG Energy, Inc.	—	30
Orsted A/S (a) (c)	18	339
PG&E Corporation	10	160
Sempra	2	172
The Southern Company	16	1,436
Vistra Corp.	1	102
XCEL Energy Inc.	15	1,075
		8,327
Total Common Stocks (cost $274,618)		382,074
GOVERNMENT AND AGENCY OBLIGATIONS 18.0%
Mortgage-Backed Securities 6.9%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	94	92
3.00%, 11/01/34 - 01/01/52	608	550
1.50%, 02/01/36	156	141
2.00%, 08/01/36 - 05/01/52	2,796	2,306
2.50%, 04/01/37 - 05/01/52	2,504	2,148
4.00%, 06/01/37 - 02/01/50	282	271
5.00%, 12/01/41 - 10/01/55	558	564
5.50%, 05/01/44 - 10/01/55	1,591	1,623
4.50%, 05/01/50	22	22
6.00%, 12/01/53 - 12/01/54	286	294
7.00%, 06/01/54	37	39
6.50%, 08/01/54 - 09/01/54	290	302
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 05/01/52	3,757	3,248
3.00%, 11/01/33 - 07/01/50	2,692	2,482
3.50%, 12/01/33 - 01/01/52	2,105	1,991
2.00%, 09/01/36 - 04/01/52	6,067	5,064
1.50%, 05/01/37 - 01/01/42	631	558
4.00%, 06/01/37 - 09/01/52	1,408	1,358
5.00%, 06/01/40 - 10/01/53	1,081	1,087
4.50%, 04/01/41 - 07/01/53	1,328	1,312
6.00%, 07/01/41 - 11/01/55	2,825	2,930
5.50%, 05/01/44 - 11/01/55	1,716	1,752
6.50%, 03/01/54 - 06/01/55	573	597
TBA, 4.50%, 01/15/56 (e)	405	395
TBA, 5.00%, 01/15/56 (e)	795	793
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	995	928
3.00%, 05/15/43 - 04/20/50	613	555
4.50%, 07/20/45 - 08/20/47	245	245

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
4.00%, 09/20/45 - 10/20/50	464	448
5.50%, 03/20/48 - 09/20/54	232	237
5.00%, 05/20/48 - 06/20/49	158	160
2.50%, 08/20/50	96	83
2.00%, 01/20/51	537	445
TBA, 5.00%, 01/15/56 (e)	180	180
TBA, 5.50%, 01/15/56 (e)	700	707
TBA, 6.00%, 01/15/56 (e)	90	92
Government National Mortgage Association II
1.50%, 05/20/37	112	102
2.00%, 03/20/51 - 03/20/52	1,158	959
2.50%, 04/20/51 - 01/20/52	1,564	1,350
3.00%, 07/20/51 - 06/20/52	811	730
5.00%, 08/20/52 - 07/20/53	432	434
6.00%, 09/20/52 - 11/20/52	144	148
4.00%, 10/20/52	372	355
4.50%, 10/20/52 - 06/20/53	393	386
		40,463
U.S. Treasury Note 5.8%
Treasury, United States Department of
3.63%, 05/31/28 - 09/30/30	6,760	6,759
4.00%, 06/30/28 - 02/15/34	11,345	11,481
4.38%, 11/30/28 - 12/31/29	2,155	2,211
4.25%, 02/28/29 - 05/15/35	4,015	4,083
4.50%, 05/31/29	2,120	2,181
4.13%, 11/30/29 - 03/31/32	3,755	3,820
0.63%, 05/15/30	700	614
3.88%, 07/31/30 - 08/15/34	860	855
1.25%, 08/15/31	760	662
4.63%, 02/15/35	1,240	1,289
		33,955
U.S. Treasury Bond 3.2%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,368
1.13%, 05/15/40	790	502
1.88%, 02/15/41 - 02/15/51	2,195	1,362
1.75%, 08/15/41	615	416
3.13%, 11/15/41	485	402
3.88%, 02/15/43 - 05/15/43	880	792
4.75%, 11/15/43 - 11/15/53	1,320	1,308
4.63%, 05/15/44 - 02/15/55	1,235	1,199
4.13%, 08/15/44	350	322
5.00%, 05/15/45	620	638
4.88%, 08/15/45	365	369
3.00%, 08/15/48	4,675	3,469
2.00%, 02/15/50 - 08/15/51	2,360	1,369
1.38%, 08/15/50	380	187
2.38%, 05/15/51	125	79
4.00%, 11/15/52	585	509
3.63%, 02/15/53 - 05/15/53	2,025	1,643
4.25%, 02/15/54 - 08/15/54	555	503
4.75%, 05/15/55 (f)	1,420	1,399
		18,836
U.S. Treasury Inflation Indexed Securities 0.9%
Treasury, United States Department of
0.63%, 01/15/26 - 07/15/32 (g)	149	149
2.38%, 01/15/27 - 02/15/55 (g)	127	130
0.13%, 04/15/27 - 07/15/31 (g)	731	699
1.63%, 10/15/27 - 04/15/30 (g)	1,567	1,579
1.75%, 01/15/28 - 01/15/34 (g)	474	473
1.25%, 04/15/28 (g)	494	492
0.75%, 07/15/28 - 02/15/45 (g)	323	257
0.88%, 01/15/29 (g)	64	64
2.50%, 01/15/29 (g)	91	94
2.13%, 04/15/29 - 02/15/54 (g)	358	347
3.88%, 04/15/29 (g)	297	320
0.25%, 07/15/29 (g)	76	74
1.13%, 10/15/30 - 01/15/33 (g)	188	185
1.38%, 07/15/33 - 02/15/44 (g)	164	148
1.88%, 07/15/34 - 07/15/35 (g)	82	82
1.50%, 02/15/53 (g)	10	8
		5,101
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K753, REMIC, 4.40%, 10/25/30	730	741
Series A2-K137, REMIC, 2.35%, 11/25/31 (h)	1,195	1,081
Series K-A2-150, REMIC, 3.71%, 09/25/32 (h)	515	499
Series K-A2-156, REMIC, 4.43%, 02/25/33 (h)	410	412
		2,733
Municipal 0.4%
American Municipal Power, Inc.
6.45%, 02/15/44	250	263
Bay Area Toll Authority
6.91%, 10/01/50	235	266
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	224
California, State of
7.55%, 04/01/39	240	291
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.99%, 11/01/38	160	138
3.09%, 11/01/40	260	212
Fulton, County of
5.15%, 07/01/39	325	330
Municipal Electric Authority of Georgia
6.66%, 04/01/57	324	353
Texas A&M University
3.33%, 05/15/39	250	219
Trustees of the California State University
2.80%, 11/01/41	350	267
		2,563
Sovereign 0.3%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.38%, 02/08/35	80	81
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	178
3.50%, 02/12/34	360	311
Government of the Province of Alberta
4.50%, 01/24/34	330	334
Government of the Province of British Columbia
4.20%, 07/06/33	303	302
Government of the Province of Manitoba
4.30%, 07/27/33	155	155
Urzad Rady Ministrow
5.50%, 03/18/54	180	171
		1,532
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2021-M1-DNA7, REMIC, 4.72%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	26	26
Series 2025-A1-HQA1, REMIC, 4.82%, (SOFR 30-Day Average + 0.95%), 02/27/45 (h)	35	35
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2025-M1-DNA3, REMIC, 4.97%, (SOFR 30-Day Average + 1.10%), 09/25/45 (h)	156	156
Government National Mortgage Association
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	93
		310
Total Government And Agency Obligations (cost $111,744)		105,493
CORPORATE BONDS AND NOTES 10.6%
Financials 3.1%
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	213
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (i)	195	202
American Express Company
4.92%, 07/20/33	45	46
American Honda Finance Corporation
4.55%, 07/09/27	275	278
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (i)	200	202
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (i)	285	307

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Arthur J. Gallagher & Co.
4.85%, 12/15/29	40	41
Asurion LLC
8.00%, 12/31/32 (i)	136	141
Athene Global Funding
4.86%, 08/27/26 (i)	335	336
Banco Santander, S.A.
3.49%, 05/28/30	200	193
5.44%, 07/15/31	400	420
Bank of America Corporation
2.65%, 03/11/32	250	230
2.68%, 06/19/41	340	252
4.33%, 03/15/50	175	147
Bank of New York Mellon Corporation, The
6.47%, 10/25/34	225	252
Banque Nationale Du Canada
5.60%, 12/18/28	385	402
Barclays PLC
2.28%, 11/24/27	200	197
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (i)	190	202
Bread Financial Payments, Inc.
6.75%, 05/15/31 (i)	215	223
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	257
Capital One Financial Corporation
3.65%, 05/11/27	240	239
Caterpillar Financial Services Corporation
5.00%, 05/14/27	385	391
Charles Schwab Corporation, The
4.91%, 11/14/36	255	253
Chubb Ina Holdings LLC
4.35%, 11/03/45	100	87
Citigroup Inc.
6.17%, 05/25/34	135	144
CNO Global Funding
2.65%, 01/06/29 (i)	445	423
Corebridge Financial, Inc.
4.40%, 04/05/52	415	336
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	229
Danske Bank A/S
5.71%, 03/01/30 (i)	200	208
Enact Holdings, Inc.
6.25%, 05/28/29	43	45
Encore Capital Group, Inc.
6.63%, 04/15/31 (i)	220	221
Equitable Financial Life Global Funding
4.30%, 12/15/28 (i)	55	55
4.70%, 09/15/32 (i)	65	65
Fifth Third Bancorp
6.34%, 07/27/29	55	58
4.90%, 09/06/30	70	71
FirstCash, Inc.
6.88%, 03/01/32 (i)	74	77
Fiserv, Inc.
3.20%, 07/01/26	110	110
5.45%, 03/15/34	245	249
5.25%, 08/11/35	155	155
Ford Motor Credit Company LLC
7.12%, 11/07/33	200	215
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	313
Goldman Sachs Group, Inc., The
3.85%, 01/26/27	550	550
HSBC Holdings PLC
2.21%, 08/17/29	200	190
7.40%, 11/13/34	200	228
Intercontinental Exchange, Inc.
5.25%, 06/15/31	175	183
John Deere Capital Corporation
4.50%, 01/08/27	395	398
JPMorgan Chase & Co.
3.63%, 12/01/27	300	299
5.30%, 07/24/29	355	366
Manufacturers and Traders Trust Company
4.76%, 07/06/28	250	252
MassMutual Global Funding II
5.10%, 04/09/27 (i)	330	335
Morgan Stanley
3.13%, 07/27/26	275	274
5.66%, 04/18/30	330	344
3.22%, 04/22/42	300	235
Nationwide Building Society
1.50%, 10/13/26 (i)	380	373
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (i)	190	206
Northern Trust Corporation
4.15%, 11/19/30	170	170
OneMain Finance Corporation
6.50%, 03/15/33	221	223
Osaic Holdings, Inc.
6.75%, 08/01/32 (i)	210	219
PACCAR Financial Corp.
5.20%, 11/09/26	350	354
Pricoa Global Funding I
4.35%, 11/25/30 (i)	365	366
RGA Global Funding
4.35%, 08/25/28 (i)	80	80
5.45%, 05/24/29 (i)	190	197
Sammons Financial Group, Inc.
4.80%, 12/12/30 (i)	140	140
Santander Holdings USA, Inc.
2.49%, 01/06/28 (b)	190	187
Santander UK Group Holdings PLC
2.47%, 01/11/28	200	197
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27 (i)	335	340
Standard Chartered PLC
2.61%, 01/12/28 (i)	200	197
State Street Corporation
5.16%, 05/18/34	205	212
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	200
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	329
The PNC Financial Services Group, Inc.
5.37%, 07/21/36	30	31
Toronto-Dominion Bank, The
4.99%, 04/05/29	330	338
Toyota Motor Credit Corporation
4.80%, 01/05/26	350	350
4.05%, 09/05/28	230	231
Wells Fargo & Company
2.39%, 06/02/28	155	151
6.30%, 10/23/29	210	222
3.07%, 04/30/41	535	416
Westpac New Zealand Limited
5.20%, 02/28/29 (i)	225	232
Willis North America Inc.
4.50%, 09/15/28	195	196
		18,296
Energy 1.2%
Aethon United BR LP
7.50%, 10/01/29 (i)	200	210
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (i)	210	217
Chevron U.S.A. Inc.
4.30%, 10/15/30 (b)	190	192
Chord Energy Corporation
6.75%, 03/15/33 (i)	205	211
Columbia Pipelines Holding Company LLC
5.00%, 11/17/32 (i)	275	275
Crescent Energy Finance LLC
8.38%, 01/15/34 (i)	219	217
Enbridge Inc.
4.25%, 12/01/26	275	276
4.20%, 11/20/28	180	180
6.20%, 11/15/30	40	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
5.63%, 04/05/34	90	94
8.25%, 01/15/84 (j)	195	207
Energy Transfer LP
6.55%, 12/01/33	100	110
Enterprise Products Operating LLC
4.60%, 01/11/27 - 01/15/31	680	686
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (i)	200	211
HF Sinclair Corporation
5.75%, 01/15/31	69	71
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (i)	230	238
Kodiak Gas Services, LLC
6.50%, 10/01/33 (i)	95	97
MPLX LP
4.80%, 02/15/31	180	182
Occidental Petroleum Corporation
5.38%, 01/01/32	150	153
ONEOK, Inc.
5.40%, 10/15/35	330	334
PBF Holding Company LLC
9.88%, 03/15/30 (i)	25	26
7.88%, 09/15/30 (i)	205	197
Permian Resources Operating, LLC
7.00%, 01/15/32 (i)	195	203
Pioneer Natural Resources Company
1.13%, 01/15/26	115	115
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	55
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	410	436
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	50	51
Sunoco LP
7.00%, 05/01/29 (i)	190	198
Targa Resources Corp.
5.50%, 02/15/35	85	87
Targa Resources Partners LP
5.00%, 01/15/28	136	136
USA Compression Finance Corp.
6.25%, 10/01/33 (i)	107	108
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (i) (k)	30	24
Venture Global Plaquemines LNG, LLC
6.75%, 01/15/36 (i)	35	36
Weatherford International Ltd
6.75%, 10/15/33 (i)	210	215
Williams Companies, Inc., The
4.63%, 06/30/30	110	111
5.15%, 03/15/34	55	56
Williams Partners L.P.
5.10%, 09/15/45	175	161
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	473
		6,892
Health Care 1.1%
1261229 B.C. Ltd.
10.00%, 04/15/32 (i)	200	208
AbbVie Inc.
3.20%, 05/14/26	300	299
4.25%, 11/21/49	195	161
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	246
Amneal Pharmaceuticals, Inc.
6.88%, 08/01/32 (i)	265	279
Banner Health
1.90%, 01/01/31	70	63
Bayer US Finance LLC
6.38%, 11/21/30 (i)	200	214
Centene Corporation
3.38%, 02/15/30	260	239
Cigna Group, The
4.90%, 12/15/48	285	254
CommonSpirit Health
2.78%, 10/01/30	75	70
Community Health Systems, Inc.
10.88%, 01/15/32 (i)	176	192
CVS Health Corporation
5.40%, 06/01/29	85	88
5.00%, 09/15/32	35	36
5.05%, 03/25/48	475	419
Genmab A/S
7.25%, 12/15/33 (i)	218	229
Health Care Service Corporation, A Mutual Legal Reserve Company
5.45%, 06/15/34 (i)	120	123
Heartland Dental, LLC
10.50%, 04/30/28 (i)	78	82
Herbalife International, Inc.
12.25%, 04/15/29 (i)	199	215
Humana Inc.
5.95%, 03/15/34	165	173
Icon Investments Six Designated Activity Company
5.85%, 05/08/29	200	209
IQVIA Inc.
6.25%, 02/01/29	90	95
Northwell Health, Inc.
3.98%, 11/01/46	175	137
Pfizer Inc.
4.50%, 11/15/32	260	261
Providence St. Joseph Health
3.93%, 10/01/48	550	429
Revvity, Inc.
1.90%, 09/15/28	210	197
Solventum Corporation
5.40%, 03/01/29	78	81
Stanford Health Care
3.80%, 11/15/48	150	117
Tenet Healthcare Corporation
5.50%, 11/15/32 (i)	325	329
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	115
UnitedHealth Group Incorporated
4.70%, 04/15/29	190	194
2.90%, 05/15/50	270	173
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	260
Zoetis Inc.
4.15%, 08/17/28	315	317
		6,504
Consumer Discretionary 1.0%
Amazon.com, Inc.
4.65%, 11/20/35	330	329
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (i)	240	221
AutoZone, Inc.
5.05%, 07/15/26	315	317
Avianca MidCo 2 PLC
9.63%, 02/14/30 (i)	200	200
Carvana Co.
9.00%, 06/01/30 - 06/01/31 (i) (l) (m)	112	123
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (i)	188	201
EG Global Finance PLC
12.00%, 11/30/28 (i)	230	249
Expedia Group, Inc.
5.00%, 02/15/26	73	73
Hilton Domestic Operating Company, Inc.
5.75%, 09/15/33 (i)	115	118
Hyundai Capital America
1.65%, 09/17/26 (b) (i)	245	241
6.50%, 01/16/29 (i)	70	74
5.35%, 03/19/29 (i)	30	31
K. Hovnanian Enterprises, Inc.
8.38%, 10/01/33 (i)	210	213
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (i)	190	201

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
LGI Homes, Inc.
8.75%, 12/15/28 (i)	195	203
Lowe`s Companies, Inc.
4.45%, 04/01/62	165	129
Marriott International, Inc.
4.65%, 12/01/28	305	310
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	170
Odeon Finco PLC
12.75%, 11/01/27 (i)	210	216
O'Reilly Automotive, Inc.
5.75%, 11/20/26	60	61
3.60%, 09/01/27	150	149
5.00%, 08/19/34	250	252
Saks Global Enterprises LLC
11.00%, 12/15/29 (i)	225	1
Six Flags Operations Inc.
7.25%, 05/15/31 (b) (i)	470	451
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	434
TJX Companies, Inc., The
1.60%, 05/15/31	155	136
Univision Communications Inc.
9.38%, 08/01/32 (i)	155	166
Volkswagen Group of America Finance, LLC
6.45%, 11/16/30 (i)	400	429
Voyager Parent, LLC
9.25%, 07/01/32 (i)	225	239
Warnermedia Holdings, Inc.
5.05%, 03/15/42	219	155
		6,092
Communication Services 1.0%
AT&T Inc.
4.35%, 03/01/29	35	35
4.55%, 11/01/32	140	139
3.50%, 06/01/41	230	181
CCO Holdings, LLC
6.38%, 09/01/29 (i)	200	202
7.38%, 03/01/31 (i)	195	199
Charter Communications Operating, LLC
6.10%, 06/01/29	75	78
Comcast Corporation
2.65%, 02/01/30	70	66
3.90%, 03/01/38	200	174
5.50%, 05/15/64	150	134
Cox Communications, Inc.
5.45%, 09/01/34 (i)	100	98
Digicel International Finance Limited
8.63%, 08/01/32 (i)	210	218
DIRECTV Financing, LLC
8.88%, 02/01/30 (i)	284	288
EchoStar Corporation
10.75%, 11/30/29	205	227
Getty Images, Inc.
10.50%, 11/15/30 (i)	113	114
Gray Media, Inc.
10.50%, 07/15/29 (b) (i)	154	165
7.25%, 08/15/33 (i)	85	87
Level 3 Financing, Inc.
6.88%, 06/30/33 (i)	255	261
7.00%, 03/31/34 (i)	126	130
Maya
7.00%, 04/15/32 (i)	250	257
Meta Platforms, Inc.
5.50%, 11/15/45	250	243
Midcontinent Communications
8.00%, 08/15/32 (i)	197	202
NTT Finance Corporation
4.88%, 07/16/30 (i)	200	204
Rogers Communications Inc.
5.00%, 02/15/29	85	87
4.50%, 03/15/42	315	269
Sinclair Television Group, Inc.
8.13%, 02/15/33 (i)	135	141
T-Mobile USA, Inc.
5.75%, 01/15/34	220	233
4.95%, 11/15/35	240	239
Uniti Group Inc.
8.63%, 06/15/32 (i)	207	204
Verizon Communications Inc.
4.75%, 01/15/33	155	155
4.00%, 03/22/50	150	114
VZ Secured Financing B.V.
7.50%, 01/15/33 (b) (i)	215	219
Windstream Services, LLC
8.25%, 10/01/31 (i)	145	152
7.50%, 10/15/33 (i)	141	145
Wulf Compute LLC
7.75%, 10/15/30 (i)	215	222
		5,882
Industrials 0.7%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (i)	195	202
Bombardier Inc.
7.25%, 07/01/31 (i)	195	208
Canadian National Railway Company
5.85%, 11/01/33	215	233
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	103
2.88%, 11/15/29	210	201
3.50%, 05/01/50	180	130
CRH America Finance, Inc.
5.50%, 01/09/35	350	365
Deluxe Corporation
8.13%, 09/15/29 (i)	200	211
Element Fleet Management Corp.
4.64%, 11/24/30 (i)	170	171
Herc Holdings Inc.
6.00%, 03/15/34 (i)	225	228
JetBlue Airways Corporation
9.88%, 09/20/31 (i)	230	232
LATAM Airlines Group S.A.
7.88%, 04/15/30 (i)	250	262
7.63%, 01/07/31 (i)	70	74
Lockheed Martin Corporation
3.55%, 01/15/26	125	125
Onesky Flight, LLC
8.88%, 12/15/29 (i)	195	208
Owens Corning
5.70%, 06/15/34	115	121
Quikrete Holdings, Inc.
6.75%, 03/01/33 (i)	200	209
TransDigm Inc.
6.00%, 01/15/33 (i)	142	145
Uber Technologies, Inc.
4.80%, 09/15/35	130	129
5.35%, 09/15/54	60	57
Verisk Analytics, Inc.
4.50%, 08/15/30	75	76
Waste Connections, Inc.
2.20%, 01/15/32	145	128
Waste Management, Inc.
4.88%, 02/15/34	250	257
		4,075
Real Estate 0.6%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (i)	234	233
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	274
4.85%, 02/15/33	35	35
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	154	152
CBRE Services, Inc.
5.50%, 04/01/29	65	67
4.90%, 01/15/33	60	60
Crown Castle Inc.
2.25%, 01/15/31	185	165
2.10%, 04/01/31	255	225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Essex Portfolio, L.P.
3.38%, 04/15/26	525	524
Extra Space Storage LP
4.95%, 01/15/33	65	66
Healthpeak OP, LLC
2.13%, 12/01/28	85	80
ProLogis, L.P.
4.00%, 09/15/28	410	411
Public Storage Operating Company
1.95%, 11/09/28	125	118
Realty Income Corporation
2.20%, 06/15/28	75	72
Regency Centers, L.P.
3.60%, 02/01/27	100	100
Simon Property Group, L.P.
2.65%, 02/01/32	350	315
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	169
VICI Properties L.P.
5.63%, 05/15/52	460	431
W.P. Carey Inc.
3.85%, 07/15/29	150	148
		3,645
Utilities 0.6%
Ameren Corporation
5.70%, 12/01/26	215	218
American Electric Power Company, Inc.
5.20%, 01/15/29	310	320
Boston Gas Company
5.84%, 01/10/35 (i)	30	32
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	51
3.70%, 01/15/39 (i)	50	43
CMS Energy Corporation
3.00%, 05/15/26	100	100
DTE Energy Company
4.95%, 07/01/27	60	61
Duke Energy Corporation
4.95%, 09/15/35	90	89
Edison International
8.13%, 06/15/53	160	166
7.88%, 06/15/54	150	157
Enel Finance International N.V.
2.13%, 07/12/28 (i) (l)	200	190
FirstEnergy Transmission, LLC
5.00%, 01/15/35	95	95
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (i)	210	212
Jersey Central Power & Light Company
5.15%, 01/15/36 (i)	100	101
New York State Electric & Gas Corporation
5.30%, 08/15/34 (i)	120	124
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 (l)	25	25
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (i)	100	101
NiSource Finance Corp.
3.95%, 03/30/48	150	117
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (k)	99	108
PG&E Company
2.10%, 08/01/27	135	131
Southern California Edison Company
5.15%, 06/01/29	240	245
Southern Company Gas Capital Corporation
4.95%, 09/15/34	265	266
Talen Energy Supply, LLC
6.50%, 02/01/36 (i)	226	234
The Southern Company
5.70%, 03/15/34	165	174
Vistra Corp.
8.00%, (100, 10/15/26) (i) (k)	197	201
		3,561
Information Technology 0.6%
Amphenol Corporation
4.75%, 03/30/26	25	25
5.05%, 04/05/29	105	108
Atlassian Corporation
5.25%, 05/15/29	70	72
Broadcom Inc.
5.05%, 07/12/29	400	412
Cadence Design Systems, Inc.
4.30%, 09/10/29	110	110
Cloud Software Group, Inc.
9.00%, 09/30/29 (i)	200	208
8.25%, 06/30/32 (i)	190	199
Foundry JV Holdco LLC
6.15%, 01/25/32 (i)	200	212
Kioxia Holdings Corporation
6.63%, 07/24/33 (i)	110	114
McAfee Corp.
7.38%, 02/15/30 (i)	125	109
Microsoft Corporation
2.92%, 03/17/52	100	66
Motorola Solutions, Inc.
5.00%, 04/15/29	95	97
NXP B.V.
3.15%, 05/01/27	35	35
4.30%, 08/19/28	50	50
Oracle Corporation
5.20%, 09/26/35	250	240
5.38%, 07/15/40	255	228
6.90%, 11/09/52	120	118
Qorvo, Inc.
4.38%, 10/15/29	46	45
Roper Technologies, Inc.
3.80%, 12/15/26	375	374
Salesforce, Inc.
2.70%, 07/15/41	350	254
VMware LLC
1.40%, 08/15/26	320	315
		3,391
Consumer Staples 0.4%
Altria Group, Inc.
5.80%, 02/14/39	200	206
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	285
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (i)	300	310
B.A.T Capital Corporation
5.83%, 02/20/31	65	69
4.39%, 08/15/37	295	272
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (i)	105	106
Kroger Co., The
5.00%, 09/15/34	70	70
Mondelez International, Inc.
4.75%, 02/20/29	365	372
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	257
RELX Capital Inc.
3.00%, 05/22/30	95	91
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	132
Williams Scotsman, Inc.
7.38%, 10/01/31 (i)	266	278
		2,448
Materials 0.3%
Antofagasta PLC
5.63%, 09/09/35 (c)	200	206
Celanese US Holdings LLC
7.38%, 02/15/34	251	255
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	290
First Quantum Minerals Ltd
8.63%, 06/01/31 (i)	249	262

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Freeport-McMoRan Inc.
5.45%, 03/15/43	36	35
Ivanhoe Mines Ltd
7.88%, 01/23/30 (i)	250	258
Martin Marietta Materials, Inc.
5.50%, 12/01/54	350	338
Suzano Netherlands B.V.
5.50%, 01/15/36	140	139
		1,783
Total Corporate Bonds And Notes (cost $63,626)		62,569
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.9%
Affirm Master Trust
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	270	272
AGL CLO 13 Ltd
Series 2021-A1R-13A, 4.98%, (3 Month Term SOFR + 1.10%), 10/20/34 (h)	380	380
Ally Bank
Series 2025-A2-A, 4.45%, 06/15/29	208	208
Series 2025-A2-B, 4.31%, 09/15/33	232	233
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	274	257
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (h)	71	63
Apex Credit CLO 13 Ltd
Series 2025-A1-13A, 0.00%, (3 Month Term SOFR + 1.35%), 01/22/39 (h)	250	250
Avis Budget Rental Car Funding (AESOP) LLC
Series 2025-A-3A, 4.17%, 02/20/29	100	100
Bank 2025-BNK51
Series 2025-A5-BNK51, REMIC, 5.29%, 12/16/67	40	41
Bank5 2024-5YR12
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (h)	220	231
Bank5 2024-5YR8
Series 2024-AS-5YR8, REMIC, 6.38%, 07/17/29 (h)	90	95
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	69	64
Barings CLO Ltd 2021-III
Series 2021-B1R-3A, 5.51%, (3 Month Term SOFR + 1.63%), 01/18/35 (h)	250	250
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 4.97%, (SOFR 30-Day Average + 1.10%), 12/26/31 (h)	98	98
BBCMS Mortgage Trust 2024-5C27
Series 2024-A3-5C27, REMIC, 6.01%, 06/15/29	45	47
Benchmark 2023-B39 Mortgage Trust
Series 2023-A5-B39, REMIC, 5.75%, 06/15/33	265	280
Benchmark 2024-V8 Mortgage Trust
Series 2024-A3-V8, REMIC, 6.19%, 06/15/29 (h)	145	153
Benchmark 2025-B41 Mortgage Trust
Series 2025-A5-B41, REMIC, 5.41%, 08/17/35	100	104
Benchmark 2025-V16 Mortgage Trust
Series 2025-A3-V16, REMIC, 5.44%, 07/15/30	375	390
Benchmark 2025-V19 Mortgage Trust
Series 2025-A3-V19, REMIC, 5.25%, 12/16/30	10	10
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	12	12
BX Trust 2021-LGCY
Series 2021-C-LGCY, 4.87%, (1 Month Term SOFR + 1.12%), 10/15/36 (h)	295	294
BX Trust 2025-VOLT
Series 2025-A-VOLT, REMIC, 5.70%, (1 Month Term SOFR + 1.70%), 12/16/30 (h)	230	230
CarMax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	80	82
CarMax Auto Owner Trust 2024-1
Series 2024-B-1, 5.17%, 12/15/27	15	15
CarMax Auto Owner Trust 2025-4
Series 2025-A4-4, 4.08%, 06/16/31	65	65
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	194
Carvana Auto Receivables Trust 2024-N1
Series 2024-B-N1, 5.63%, 01/11/27	30	30
Carvana Auto Receivables Trust 2024-P4
Series 2024-A3-P4, 4.64%, 04/10/28	65	65
Series 2024-A4-P4, 4.74%, 09/10/29	110	111
Carvana Auto Receivables Trust 2025-P2
Series 2025-A4-P2, 4.75%, 11/10/29	120	122
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 4.92%, (1 Month Term SOFR + 5.09%), 07/12/30 (h)	320	323
Clarus Capital Funding 2024-1 LLC
Series 2024-A2-1A, 4.71%, 05/20/27	107	108
COLT 2025-8 Mortgage Loan Trust
Series 2025-A1-8, REMIC, 5.48%, 08/25/70 (l)	163	164
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	285	278
Dell Equipment Finance Trust 2024-2
Series 2024-A3-2, 4.59%, 08/22/30	100	101
Dext ABS 2025-2, LLC
Series 2025-A3-2, 4.23%, 04/15/36	100	100
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	79	77
EFMT 2025-INV1
Series 2025-A1-INV1, REMIC, 5.63%, 03/25/70 (l)	89	90
Series 2025-A1-INV5, REMIC, 5.08%, 12/25/70 (h)	100	100
EFMT 2025-NQM6
Series 2025-A1-NQM6, REMIC, 5.00%, 12/25/70 (h)	100	100
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-B-A, 6.53%, 11/25/30	49	50
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	9	8
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 10/25/65 (h)	46	44
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	46	39
Elmwood CLO 20 Ltd
Series 2022-AR-7A, 5.38%, (3 Month Term SOFR + 1.50%), 01/21/37 (h)	250	250
Enterprise Fleet Financing 2024-4, LLC
Series 2024-A2-4, 4.69%, 01/20/27	40	40
Series 2024-A4-4, 4.70%, 08/20/29	75	76
Enterprise Fleet Financing 2025-3, LLC
Series 2025-A3-3, 4.46%, 04/20/29	145	147
Exeter Automobile Receivables Trust 2025-4
Series 2025-B-4A, 4.40%, 02/15/28	115	116
Exeter Automobile Receivables Trust 2025-5
Series 2025-A3-5A, 4.24%, 10/15/27	15	15
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-A3-2, 4.43%, 06/15/28	75	75
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	291
Fortress Credit BSL XIX Ltd
Series 2023-A1R-2A, 5.22%, (3 Month Term SOFR + 1.35%), 07/24/36 (h)	420	420
GCAT 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 0.00%, 06/25/70 (l) (n)	213	216
Grace Trust
Series 2020-C-GRCE, REMIC, 2.68%, 12/12/30 (h)	150	133
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.91%, 11/25/41 (h) (n)	62	53
GS Mortgage-Backed Securities Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.14%, 08/25/29 (l)	161	162
Halseypoint CLO 6 Ltd
Series 2022-A1R-6A, 5.23%, (3 Month Term SOFR + 1.35%), 01/20/38 (h)	250	251

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Highbridge Loan Management 5-2015 Ltd
Series 5A-A1R3-2015, 4.96%, (3 Month Term SOFR + 1.06%), 10/15/30 (h)	48	48
HOMES 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 5.22%, 08/25/70 (l)	228	229
Huntington National Bank, The
Series 2025-B-1, 4.96%, 04/20/29	182	182
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-A-NINE, REMIC, 2.85%, 09/09/26 (h)	155	153
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	90
J.P. Morgan Mortgage Trust
Series 2019-B4-HYB1, REMIC, 5.04%, 12/25/28 (h)	115	114
J.P. Morgan Mortgage Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.20%, 08/25/29 (h)	121	122
J.P. Morgan Mortgage Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.50%, 07/25/29 (h) (l)	339	343
Jamestown CLO Ltd
Series 2020-A1R-15A, 5.27%, (3 Month Term SOFR + 1.37%), 07/15/35 (h)	250	250
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	424
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-A-11MD, REMIC, 4.75%, 10/18/30 (h) (n)	100	100
MARQ Trust 2024-HOU
Series 2024-A-HOU, REMIC, 5.58%, (1 Month Term SOFR + 1.59%), 06/15/26 (h)	100	100
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.49%, 09/25/29 (h) (n)	86	84
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Series 2025-A5-C35, REMIC, 5.63%, 07/17/35	135	142
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	65	54
Morgan Stanley Residential Mortgage Loan Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.44%, 07/25/70 (l)	97	97
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.44%, 07/25/70 (l)	90	90
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	11	10
Navient Private Education REFI Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	24	23
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-A-1, 4.18%, 09/25/30	55	55
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 4.59%, (1 Month Term SOFR + 0.85%), 03/26/68 (h)	34	33
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	120	113
Neuberger Berman Loan Advisers NBLA CLO 52, Ltd.
Series 2022-A1R-48A, 4.95%, (3 Month Term SOFR + 1.09%), 04/25/36 (h)	390	390
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	168	145
New Residential Mortgage Loan Trust 2025-NQM3
Series 2025-A1-NQM3, REMIC, 5.53%, 08/25/30 (l)	85	86
New Residential Mortgage Loan Trust 2025-NQM4
Series 2025-A1-NQM4, REMIC, 5.35%, 07/25/65 (h) (l)	278	280
NYC Commercial Mortgage Trust 2021-909
Series 2025-A-28L, REMIC, 4.67%, 11/05/28 (h)	100	100
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	11	10
Series 2019-2A2-EXP3, REMIC, 4.95%, (1 Month Term SOFR + 1.21%), 09/25/59 (h)	2	2
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	47	42
Series 2020-2A2-EXP1, REMIC, 5.02%, (1 Month Term SOFR + 1.06%), 01/26/60 (h) (n)	9	9
OBX 2025-NQM15 Trust
Series 2025-A1-NQM15, REMIC, 5.14%, 07/25/65 (l)	94	94
Series 2025-A1F-NQM15, REMIC, 5.22%, (SOFR 30-Day Average + 1.15%), 07/25/65 (h) (l) (n)	94	94
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	—	—
Octane Receivables Trust 2024-RVM1
Series 2024-A-RVM1, 5.01%, 01/22/46	64	65
P11 Commercial Mortgage Trust 2025-P11
Series 2025-A-P11, REMIC, 5.34%, 08/12/30 (h)	235	241
Palmer Square CLO 2021-2 Ltd
Series 2021-AR1-2A, 5.15%, (3 Month Term SOFR + 1.25%), 04/15/38 (h)	255	255
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	225	226
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	29	29
Post Road Equipment Finance 2025-1, LLC
Series 2025-A2-1A, 4.90%, 05/15/31	175	176
Progress Residential 2025-SFR5 Trust
Series 2025-A-SFR5, REMIC, 3.85%, 10/17/42	100	97
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	150	136
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (l)	79	80
Rockford Tower CLO 2022-1 Ltd
Series 2022-A1R-1A, 5.08%, (3 Month Term SOFR + 1.20%), 07/20/35 (h)	390	390
Santander Drive Auto Receivables Trust 2025-1
Series 2025-A3-1, 4.74%, 02/16/27	130	130
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	64	64
Series 2025-A3-1A, 5.11%, 11/21/33	115	117
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	165	169
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	166	155
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-A-2A, 4.72%, 04/20/44	76	76
Signal Peak CLO 10 Ltd
Series 2021-A1R-10A, 5.06%, (3 Month Term SOFR + 1.19%), 01/25/38 (h)	310	310
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	27	26
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	118	108
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	20	20
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	13	13
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
Series 2025-A4-BA, 4.29%, 06/20/29	95	96
Series 2025-B-BA, 4.47%, 07/20/29	50	50
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (h)	39	38
Towd Point Mortgage Trust 2024-2
Series 2024-A1B-2, REMIC, 4.85%, 09/25/41 (h)	406	410
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	54	54
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	45	45
Verdant Receivables 2025-1 LLC
Series 2025-B-1A, 5.37%, 05/12/33	100	101
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	31	28
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (h) (l)	72	72
Verus Securitization Trust 2024-INV1
Series 2024-A2-INV1, REMIC, 6.32%, 03/25/69 (h) (l)	127	129
Verus Securitization Trust 2025-7
Series 2025-A1F-7, REMIC, 5.38%, (SOFR 30-Day Average + 1.20%), 08/25/70 (h) (l) (n)	174	174
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-A4-C54, REMIC, 3.15%, 11/19/29	100	96
Wheels Fleet Lease Funding 1 LLC
Series 2025-A1-2A, 4.41%, 04/18/29	360	363
Total Non-U.S. Government Agency Asset-Backed Securities (cost $17,316)		17,220
PREFERRED STOCKS 0.4%
Health Care 0.4%
Roche Holding AG	5	1,958
Financials 0.0%
Osaic Financial Services, Inc., 6.50%, 11/30/27	7	153
Total Preferred Stocks (cost $1,690)		2,111
SENIOR FLOATING RATE INSTRUMENTS 0.2%
Information Technology 0.2%
Bending Spoons US Inc
Term Loan, 0.00%, (SOFR + 5.88%), 12/31/49 (h) (o)	239	231
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 11/14/32 (h)	205	206
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 8.84%, (SOFR + 5.00%), 09/10/32 (h)	210	210
LSF9 Atlantis Holdings, LLC
2025 Term Loan B, 7.75%, (3 Month Term SOFR + 3.75%), 03/29/29 (h)	208	208
		855
Consumer Discretionary 0.0%
Varsity Brands, Inc.
2025 1st Lien Term Loan, 7.03%, (3 Month Term SOFR + 3.00%), 08/26/31 (h)	214	215
Health Care 0.0%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 04/23/31 (h)	212	210
Communication Services 0.0%
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/29 (h)	109	108
Total Senior Floating Rate Instruments (cost $1,381)		1,388
WARRANTS 0.0%
Ivanhoe Electric Inc. (a) (p)	2	18
New Found Gold Corp. (a) (p)	2	—
Total Warrants (cost $0)		18
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 3.64% (q) (r)	2,416	2,416
T. Rowe Price Government Reserve Fund - Class I, 3.67% (q) (r)	15,160	15,160
		17,576
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 3.74% (q) (r)	3,378	3,378
Total Short Term Investments (cost $20,954)		20,954
Total Investments 100.7% (cost $491,329)		591,827
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (0.7)%		(4,296)
Total Net Assets 100.0%		587,523

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $2,163.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $25,570 and 4.4% of the Fund.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(o) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	1,293	67,538	66,415	81	—	—	2,416	0.4
JNL Government Money Market Fund, 3.74% - Class SL	2,894	30,656	30,172	109	—	—	3,378	0.6
T. Rowe Price Government Reserve Fund, 3.67% - Class I	5,693	60,451	50,984	576	—	—	15,160	2.6
	9,880	158,645	147,571	766	—	—	20,954	3.6

Summary of Investments by Country^	Total Long Term Investments
United States of America	73.9%
United Kingdom	4.4
Japan	4.3
Canada	2.3
France	2.1
Switzerland	1.8
Germany	1.7
Netherlands	1.3
Australia	1.0
Spain	0.8
Italy	0.8
Sweden	0.6
Taiwan	0.5
Ireland	0.4
South Korea	0.4
Finland	0.4
Chile	0.4
Singapore	0.4
Norway	0.3
Denmark	0.3
Cayman Islands	0.3
Belgium	0.2
Mexico	0.2
China	0.2
South Africa	0.2
Austria	0.2
Hong Kong	0.2
India	0.1
Zambia	0.1
Jersey	0.1
Democratic Republic of the Congo	0.1
Brazil	—
New Zealand	—
Jamaica	—
Poland	—
Colombia	—
Peru	—
Vietnam	—
Luxembourg	—
Argentina	—
Mali	—
Kazakhstan	—
Saudi Arabia	—
Puerto Rico	—
Bahrain	—
Russian Federation	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	07/01/25	321	404	0.1
Adyen N.V.	03/08/22	442	450	0.1
Alibaba Group Holding Limited	05/16/24	291	299	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/T. Rowe Price Balanced Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	04/03/20	538	657	0.1
Antofagasta PLC, 5.63%, 09/09/35	09/02/25	199	206	—
BAWAG Group AG	10/17/25	249	295	—
Bridgepoint Group PLC	07/21/21	311	314	0.1
Digital Core REIT Management Pte. Ltd.	02/09/24	19	15	—
Headwater Exploration Inc.	11/14/25	24	26	—
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
Kojamo Oyj	11/12/24	71	82	—
Lundin Gold Inc.	03/08/24	9	57	—
NAC Kazatomprom JSC	04/17/24	23	36	—
Orsted A/S	10/03/25	371	339	0.1
Public Joint Stock Company Polyus	06/10/20	27	—	—
Samsonite Group S.A.	08/06/19	247	308	0.1
SANY Heavy Industry Co., Ltd. - Class H	10/24/25	22	21	—
Siemens Healthineers AG	01/30/19	782	848	0.1
		4,011	4,357	0.7

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	10	April 2026	2,089	(1)	(1)
United States 5 Year Note	72	April 2026	7,897	(8)	(27)
United States Ultra Bond	2	March 2026	240	(1)	(4)
				(10)	(32)
Short Contracts
United States 10 Year Ultra Bond	(4)	March 2026	(463)	2	3

JNL/T. Rowe Price Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.44 (Q)	0.46	1.00	06/20/30	(500)	11	—	—
CDX.NA.IG.45 (Q)	0.50	1.00	12/20/30	(3,200)	73	—	5
					84	—	5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	271,044	111,030	—	382,074
Government And Agency Obligations	—	105,493	—	105,493
Corporate Bonds And Notes	—	62,569	—	62,569
Non-U.S. Government Agency Asset-Backed Securities	—	17,220	—	17,220
Preferred Stocks	153	1,958	—	2,111
Senior Floating Rate Instruments	—	1,388	—	1,388
Warrants	—	18	—	18
Short Term Investments	20,954	—	—	20,954
	292,151	299,676	—	591,827
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3	—	—	3
Centrally Cleared Credit Default Swap Agreements	—	5	—	5
	3	5	—	8
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(32)	—	—	(32)
	(32)	—	—	(32)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
COMMON STOCKS 99.6%
Information Technology 34.1%
Advanced Micro Devices, Inc. (a)	89	18,975
Amphenol Corporation - Class A	64	8,627
Apple Inc.	210	57,098
Aurora Innovations Inc. - Class A (a)	1,048	4,024
Autodesk, Inc. (a)	8	2,510
Bentley Systems, Incorporated - Class B	116	4,410
Broadcom Inc.	79	27,199
Cadence Design Systems, Inc. (a)	1	414
Gartner, Inc. (a)	6	1,439
Intuit Inc.	2	1,671
KLA Corporation	3	3,328
Microsoft Corporation	148	71,568
NVIDIA Corporation	394	73,429
PTC Inc. (a)	137	23,800
Roper Technologies, Inc.	9	4,143
Salesforce, Inc.	24	6,474
Taiwan Semiconductor Manufacturing Company Limited - ADR	25	7,719
TE Connectivity Public Limited Company	10	2,376
Teledyne Technologies Incorporated (a)	1	427
Tyler Technologies, Inc. (a)	1	475
Workday, Inc. - Class A (a)	35	7,626
		327,732
Health Care 17.9%
Abbott Laboratories	185	23,122
Apogee Therapeutics, Inc. (a)	16	1,220
Arcellx Inc. (a)	50	3,237
Becton, Dickinson and Company	138	26,848
Biogen Inc. (a)	14	2,411
BioNTech SE - ADR (a)	29	2,723
Cencora, Inc.	52	17,437
Cytokinetics, Incorporated (a)	207	13,173
Danaher Corporation	20	4,512
Eli Lilly and Company	15	15,991
Gilead Sciences, Inc.	33	4,074
McKesson Corporation	4	3,499
Medline Inc. - Class A (a)	63	2,648
Revvity, Inc.	158	15,323
Stryker Corporation	8	2,841
Thermo Fisher Scientific Inc.	14	7,941
UnitedHealth Group Incorporated	50	16,440
Vaxcyte, Inc. (a)	66	3,024
Waters Corporation (a)	1	509
West Pharmaceutical Services, Inc.	8	2,321
Ypsomed Holding AG (b)	1	610
Zoetis Inc. - Class A	20	2,529
		172,433
Financials 11.4%
Arthur J. Gallagher & Co.	60	15,603
BlackRock, Inc.	2	2,557
Blackstone Inc. - Class A	19	2,918
Intercontinental Exchange, Inc.	2	284
JPMorgan Chase & Co.	29	9,214
KKR & Co. Inc. - Class A	101	12,906
MasterCard Incorporated - Class A	31	17,586
MSCI Inc. - Class A	5	2,691
Ryan Specialty Group Holdings, Inc. - Class A	44	2,289
S&P Global Inc.	20	10,220
Visa Inc. - Class A	47	16,409
Willis Towers Watson Public Limited Company	53	17,444
		110,121
Consumer Discretionary 10.9%
Amazon.com, Inc. (a)	230	53,070
Chipotle Mexican Grill, Inc. (a)	38	1,426
DoorDash, Inc. - Class A (a)	24	5,343
Hilton Worldwide Holdings Inc.	16	4,581
Marriott International, Inc. - Class A	8	2,527
Nike, Inc. - Class B	7	450
Service Corporation International	21	1,634
Starbucks Corporation	226	19,049
Yum! Brands, Inc.	111	16,792
		104,872
Utilities 9.9%
Ameren Corporation	195	19,440
CenterPoint Energy, Inc.	688	26,369
Entergy Corporation	24	2,233
NiSource Inc.	588	24,576
PPL Corporation	504	17,662
WEC Energy Group Inc.	49	5,145
		95,425
Communication Services 8.3%
Alphabet Inc. - Class A	163	50,987
Alphabet Inc. - Class C	3	882
Meta Platforms, Inc. - Class A	43	28,411
		80,280
Industrials 3.9%
AMETEK, Inc.	9	1,854
Booz Allen Hamilton Holding Corporation - Class A	14	1,197
Eaton Corporation Public Limited Company	10	3,204
Equifax, Inc.	6	1,360
Fortive Corporation	90	4,972
Ingersoll Rand Inc.	153	12,126
Lockheed Martin Corporation	4	1,920
Otis Worldwide Corporation	28	2,420
Republic Services, Inc.	12	2,492
Veralto Corporation	26	2,549
Verisk Analytics, Inc.	6	1,375
Waste Connections, Inc.	9	1,631
		37,100
Energy 1.4%
Canadian Natural Resources Limited (b)	407	13,794
Consumer Staples 0.9%
Keurig Dr Pepper Inc.	319	8,934
Materials 0.8%
Linde Public Limited Company	15	6,600
Vulcan Materials Company	5	1,342
		7,942
Real Estate 0.1%
American Tower Corporation	3	465
Total Common Stocks (cost $884,145)		959,098
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	7,541	7,541
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	4,529	4,529
T. Rowe Price Government Reserve Fund - Class I, 3.67% (c) (d)	—	—
Total Short Term Investments (cost $12,070)		12,070
Total Investments 100.9% (cost $896,215)		971,168
Other Assets and Liabilities, Net (0.9)%		(8,597)
Total Net Assets 100.0%		962,571

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/T. Rowe Price Capital Appreciation Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	1,630	149,642	146,743	107	—	—	4,529	0.5
JNL Government Money Market Fund, 3.74% - Class SL	10,171	54,723	57,353	17	—	—	7,541	0.8
T. Rowe Price Government Reserve Fund, 3.67% - Class I	3	211,674	211,677	28	—	—	—	—
	11,804	416,039	415,773	152	—	—	12,070	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Capital Appreciation Equity Fund
Assets - Securities
Common Stocks	958,488	610	—	959,098
Short Term Investments	12,070	—	—	12,070
	970,558	610	—	971,168

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 64.0%
Information Technology 21.9%
Advanced Micro Devices, Inc. (a)	1,153	246,996
Amphenol Corporation - Class A	875	118,235
Apple Inc. (b)	2,182	593,292
Aurora Innovations Inc. - Class A (a)	35,396	135,922
Broadcom Inc.	718	248,641
Microsoft Corporation (c)	1,429	691,070
NVIDIA Corporation (b)	3,511	654,777
PTC Inc. (a) (b)	1,563	272,331
Roper Technologies, Inc. (b)	128	57,018
Salesforce, Inc.	212	56,244
Taiwan Semiconductor Manufacturing Company Limited - ADR	281	85,365
Workday, Inc. - Class A (a)	390	83,714
		3,243,605
Health Care 13.1%
Abbott Laboratories	2,439	305,562
Apogee Therapeutics, Inc. (a)	271	20,464
Arcellx Inc. (a)	584	38,092
Becton, Dickinson and Company (b)	1,968	381,833
BioNTech SE - ADR (a)	309	29,392
Cencora, Inc.	589	198,900
Cytokinetics, Incorporated (a)	740	47,001
Danaher Corporation (b) (c)	170	38,942
Eli Lilly and Company (c)	148	159,532
McKesson Corporation (b)	96	78,826
Medline Inc. - Class A (a)	948	39,833
Revvity, Inc.	3,124	302,272
Thermo Fisher Scientific Inc.	174	100,726
UnitedHealth Group Incorporated	554	182,831
Vaxcyte, Inc. (a)	444	20,494
		1,944,700
Financials 7.5%
Arthur J. Gallagher & Co.	988	255,804
KKR & Co. Inc. - Class A	1,245	158,715
MasterCard Incorporated - Class A	339	193,767
Ryan Specialty Group Holdings, Inc. - Class A	742	38,314
S&P Global Inc.	187	97,475
Visa Inc. - Class A (b)	523	183,237
Willis Towers Watson Public Limited Company	535	175,702
		1,103,014
Utilities 6.7%
Ameren Corporation	2,153	214,951
CenterPoint Energy, Inc.	7,883	302,237
NiSource Inc.	6,936	289,660
PPL Corporation	5,411	189,478
		996,326
Consumer Discretionary 6.4%
Amazon.com, Inc. (a) (b)	2,354	543,372
DoorDash, Inc. - Class A (a)	53	12,004
Starbucks Corporation (c)	2,598	218,782
Yum! Brands, Inc. (b) (c)	1,170	177,051
		951,209
Communication Services 5.6%
Alphabet Inc. - Class A (b)	1,847	578,009
Meta Platforms, Inc. - Class A	385	254,036
		832,045
Energy 1.1%
Canadian Natural Resources Limited (c) (d)	4,640	157,047
Industrials 1.1%
Ingersoll Rand Inc.	1,951	154,560
Consumer Staples 0.6%
Keurig Dr Pepper Inc.	3,374	94,514
Total Common Stocks (cost $8,703,315)		9,477,020
GOVERNMENT AND AGENCY OBLIGATIONS 16.3%
U.S. Treasury Note 16.3%
Treasury, United States Department of
3.88%, 07/31/30 - 09/30/32	650,671	653,928
3.63%, 08/31/30 - 10/31/30	1,003,327	999,767
3.50%, 11/30/30	498,748	493,955
3.75%, 10/31/32 - 11/30/32	263,901	261,169
Total Government And Agency Obligations (cost $2,407,325)		2,408,819
SENIOR FLOATING RATE INSTRUMENTS 9.7%
Information Technology 3.7%
Applied Systems, Inc.
2024 1st Lien Term Loan, 6.50%, (3 Month Term SOFR + 2.50%), 02/07/31 (e)	192,401	193,404
2024 2nd Lien Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 02/07/32 (e)	24,996	25,363
Ascend Learning, LLC
2025 Repriced Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 12/11/28 (e)	42,321	42,420
Bending Spoons US Inc
USD Term Loan B, 9.03%, (1 Month Term SOFR + 5.25%), 02/19/31 (e)	2,798	2,709
Term Loan, 0.00%, (SOFR + 5.88%), 12/31/49 (e) (f)	36,520	35,333
CCC Intelligent Solutions Inc.
Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 09/16/28 (e)	12,430	12,461
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, 6.67%, (1 Month Term SOFR + 2.75%), 10/29/29 (e)	32,415	32,577
Epicor Software Corporation
2024 Term Loan F, 6.42%, (1 Month Term SOFR + 2.50%), 05/23/31 (e)	38,469	38,572
Instructure Holdings, Inc.
2025 Repriced Term Loan, 6.44%, (3 Month Term SOFR + 2.75%), 11/13/31 (e)	53,742	53,802
2024 2nd Lien Term Loan, 8.84%, (SOFR + 5.00%), 09/10/32 (e)	12,817	12,817
Quartz Acquireco LLC
2025 Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 06/28/30 (e)	8,374	8,353
Storable Intermediate Holdings, LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 04/17/31 (e)	25,917	26,014
UKG Inc.
2024 Term Loan B, 6.34%, (3 Month Term SOFR + 2.50%), 01/30/31 (e)	58,106	58,129
		541,954
Financials 3.2%
AmWINS Group, Inc.
2025 Term Loan B, 6.25%, (3 Month Term SOFR + 2.25%), 01/23/32 (e)	100,819	101,071
BroadStreet Partners, Inc.
2024 Term Loan B4, 6.67%, (1 Month Term SOFR + 2.75%), 05/10/31 (e)	100,097	100,386
HUB International Limited
2025 Term Loan B, 6.12%, (3 Month Term SOFR + 2.25%), 06/20/30 (e)	193,097	194,013
Ryan Specialty Group, LLC
2024 USD Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 09/11/31 (e)	1,757	1,758
USI, Inc.
2024 Term Loan D, 6.25%, (3 Month Term SOFR + 2.25%), 11/23/29 (e)	36,463	36,534
2024 Term Loan C, 6.25%, (3 Month Term SOFR + 2.25%), 09/27/30 (e)	36,745	36,796
		470,558
Industrials 1.5%
CPI Holdco B LLC
2024 Term Loan, 0.00%, (1 Month Term SOFR + 2.00%), 05/10/31 (e) (f)	1,461	1,464
2024 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 05/10/31 (e)	48,246	48,333
EP Wealth Advisors, LLC
2025 Term Loan B, 6.89%, (3 Month Term SOFR + 3.00%), 10/06/32 (e)	4,407	4,418
Filtration Group Corporation
2025 EUR Term Loan B, 5.46%, (1 Month EURIBOR + 3.50%), 10/21/28, EUR (e)	13,832	16,459
2025 USD Term Loan, 6.67%, (1 Month Term SOFR + 2.75%), 10/21/28 (e)	72,889	73,223

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Mariner Wealth Advisors LLC
Term Loan, 0.00%, (SOFR + 2.25%), 12/30/30 (e) (f)	1,450	1,456
2025 Term Loan, 6.50%, (3 Month Term SOFR + 2.50%), 12/31/30 (e)	21,119	21,213
TransDigm, Inc.
2025 Term Loan K, 6.25%, (3 Month Term SOFR + 2.25%), 03/22/30 (e)	63,472	63,644
		230,210
Consumer Discretionary 0.7%
Hilton Domestic Operating Company, Inc.
2023 Term Loan B4, 5.48%, (1 Month Term SOFR + 1.75%), 11/09/30 (e)	49,665	49,945
Mister Car Wash Holdings, Inc.
2024 Term Loan B, 6.42%, (1 Month Term SOFR + 2.50%), 03/21/31 (e)	6,488	6,506
Varsity Brands, Inc.
2025 1st Lien Term Loan, 7.03%, (3 Month Term SOFR + 3.00%), 08/26/31 (e)	38,917	39,039
Wyndham Hotels & Resorts, Inc.
2024 Term Loan, 5.67%, (1 Month Term SOFR + 1.75%), 05/28/30 (e)	8,007	8,021
		103,511
Communication Services 0.3%
SBA Senior Finance II LLC
2024 Term Loan B, 5.67%, (1 Month Term SOFR + 1.75%), 01/20/31 (e)	43,773	43,933
Health Care 0.3%
Loire Finco Luxembourg S.a r.l.
2025 USD Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 01/31/30 (e)	43,577	43,511
Total Senior Floating Rate Instruments (cost $1,427,238)		1,433,677
CORPORATE BONDS AND NOTES 7.5%
Consumer Discretionary 2.3%
Hilton Domestic Operating Company, Inc.
5.88%, 04/01/29 (g)	10,445	10,686
3.75%, 05/01/29 (g)	21,619	20,983
4.88%, 01/15/30	19,559	19,596
4.00%, 05/01/31 (g)	32,112	30,724
3.63%, 02/15/32 (g)	26,573	24,640
5.75%, 09/15/33 (g)	17,383	17,777
5.50%, 03/31/34 (g)	12,160	12,239
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	8,951	8,924
KFC Holding Co.
4.75%, 06/01/27 (g)	26,025	25,964
Life Time, Inc.
6.00%, 11/15/31 (g)	7,465	7,646
Magnum Management Corporation
5.38%, 04/15/27	17,559	17,447
6.50%, 10/01/28	10,900	10,661
Service Corporation International
4.63%, 12/15/27	1,245	1,240
3.38%, 08/15/30	5,988	5,599
5.75%, 10/15/32	7,722	7,862
Six Flags Operations Inc.
5.50%, 04/15/27 (g)	11,594	11,540
Vail Resorts, Inc.
5.63%, 07/15/30 (g)	4,408	4,466
6.50%, 05/15/32 (g)	9,363	9,707
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	10,271	10,272
3.63%, 03/15/31	14,549	13,759
4.63%, 01/31/32	24,731	24,218
5.38%, 04/01/32	29,015	29,390
6.88%, 11/15/37	5,461	6,006
5.35%, 11/01/43	15,610	15,074
		346,420
Financials 2.2%
AmWINS Group, Inc.
6.38%, 02/15/29 (g)	8,902	9,125
BroadStreet Partners, Inc.
5.88%, 04/15/29 (g)	29,389	29,289
HUB International Limited
5.63%, 12/01/29 (g)	16,496	16,434
7.25%, 06/15/30 (g)	121,582	127,383
7.38%, 01/31/32 (g)	72,480	75,928
MSCI Inc.
5.25%, 09/01/35	19,385	19,575
Ryan Specialty, LLC
4.38%, 02/01/30 (g)	5,592	5,470
5.88%, 08/01/32 (g)	14,494	14,756
USI, Inc.
7.50%, 01/15/32 (g)	30,789	32,292
		330,252
Industrials 1.4%
Korn Ferry
4.63%, 12/15/27 (g)	7,012	7,003
TransDigm Inc.
6.75%, 08/15/28 - 01/31/34 (g)	30,251	31,353
4.63%, 01/15/29	10,449	10,377
6.38%, 03/01/29 - 05/31/33 (g)	73,299	75,396
7.13%, 12/01/31 (g)	24,266	25,430
6.63%, 03/01/32 (g)	47,148	48,974
6.25%, 01/31/34 (g)	2,522	2,614
		201,147
Utilities 0.6%
CenterPoint Energy, Inc.
5.95%, 04/01/56	19,812	19,963
Entergy Corporation
5.88%, 06/15/56	21,414	21,409
6.10%, 06/15/56	14,526	14,527
NiSource Inc.
5.75%, 07/15/56	37,854	38,144
		94,043
Information Technology 0.4%
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d) (g)	5,511	5,391
5.95%, 08/04/33 (d)	7,932	8,277
Capstone Borrower, Inc.
8.00%, 06/15/30 (g)	6,562	6,757
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,395
Ellucian Holdings, Inc.
6.50%, 12/01/29 (g)	9,841	10,027
Fair Isaac Corporation
6.00%, 05/15/33 (g)	10,101	10,354
PTC Inc.
4.00%, 02/15/28 (g)	9,445	9,293
		51,494
Real Estate 0.3%
SBA Communications Corporation
3.88%, 02/15/27	21,307	21,122
3.13%, 02/01/29	27,063	25,853
		46,975
Health Care 0.3%
Avantor, Inc.
4.63%, 07/15/28 (g)	7,867	7,824
3.88%, 11/01/29 (g)	1,965	1,879
Hologic, Inc.
3.25%, 02/15/29 (g)	6,671	6,571
IQVIA Inc.
5.00%, 05/15/27 (g)	10,348	10,335
6.50%, 05/15/30 (g)	6,498	6,732
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (g)	6,089	6,166
		39,507
Total Corporate Bonds And Notes (cost $1,077,634)		1,109,838
PREFERRED STOCKS 0.0%
Financials 0.0%
KKR & Co. Inc., 6.25%, 03/01/28 (h)	151	7,807
Utilities 0.0%
CMS Energy Corporation, 5.88%, 10/15/78 (d)	3	67
Total Preferred Stocks (cost $7,539)		7,874

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,061	2,049
Series 2019-A2-1A, 3.67%, 10/25/29 (g)	2,822	2,723
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	615
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,483)		5,387
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 3.64% (i) (j)	932	932
T. Rowe Price Government Reserve Fund - Class I, 3.67% (i) (j)	403,177	403,177
		404,109
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (i) (j)	10,856	10,856
Total Short Term Investments (cost $414,965)		414,965
Total Investments 100.3% (cost $14,043,499)		14,857,580
Other Derivative Instruments (0.3)%		(40,582)
Other Assets and Liabilities, Net 0.0%		480
Total Net Assets 100.0%		14,817,478

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security was on loan as of December 31, 2025.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $772,143 and 5.2% of the Fund.

(h) Convertible security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	7,195	877,491	883,754	392	—	—	932	—
JNL Government Money Market Fund, 3.74% - Class SL	17,825	2,274,325	2,281,294	1,493	—	—	10,856	0.1
T. Rowe Price Government Reserve Fund, 3.67% - Class I	760,348	4,450,710	4,807,881	32,932	—	—	403,177	2.7
T. Rowe Price Institutional Floating Rate Fund	1,647	30	1,669	21	(96)	88	—	—
	787,015	7,602,556	7,974,598	34,838	(96)	88	414,965	2.8

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Abbott Laboratories	BOA	Call	145.00	01/16/26	680	9,860	—
Abbott Laboratories	BOA	Call	140.00	01/16/26	737	10,318	(2)
Abbott Laboratories	BOA	Call	130.00	01/16/26	1,372	17,836	(51)
Advanced Micro Devices, Inc.	BCL	Call	180.00	01/16/26	737	13,266	(2,587)
Advanced Micro Devices, Inc.	BCL	Call	175.00	01/16/26	737	12,898	(2,952)
Alphabet Inc.	UBS	Call	215.00	01/16/26	737	15,846	(7,348)
Alphabet Inc.	UBS	Call	205.00	01/16/26	737	15,109	(8,014)
Alphabet Inc.	UBS	Call	360.00	01/15/27	292	10,512	(916)
Alphabet Inc.	UBS	Call	350.00	01/15/27	292	10,220	(1,020)
Alphabet Inc.	UBS	Call	340.00	01/15/27	292	9,928	(1,125)
Amazon.com, Inc.	CIT	Call	260.00	01/16/26	737	19,162	(7)
Amazon.com, Inc.	CIT	Call	250.00	01/16/26	737	18,425	(23)
Amphenol Corporation	UBS	Call	120.00	01/16/26	426	5,112	(686)
Amphenol Corporation	UBS	Call	115.00	01/16/26	426	4,899	(907)
Apple Inc.	BCL	Call	245.00	01/16/26	737	18,057	(2,071)
Apple Inc.	BCL	Call	235.00	01/16/26	737	17,320	(2,773)
Canadian Natural Resources Limited	BCL	Call	35.00	01/16/26	2,211	7,739	(46)
Canadian Natural Resources Limited	BCL	Call	32.50	01/16/26	2,211	7,186	(282)
Danaher Corporation	UBS	Call	330.00	01/16/26	786	25,938	—
Danaher Corporation	UBS	Call	220.00	01/16/26	590	12,980	(673)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Eli Lilly and Company	CIT	Call	890.00	01/16/26	58	5,162	(1,092)
Eli Lilly and Company	CIT	Call	850.00	01/16/26	58	4,930	(1,320)
Ingersoll Rand Inc.	WFI	Call	95.00	01/16/26	1,032	9,804	—
Ingersoll Rand Inc.	WFI	Call	100.00	01/16/26	1,032	10,320	—
MasterCard Incorporated	BCL	Call	620.00	01/16/26	151	9,362	(2)
MasterCard Incorporated	BCL	Call	640.00	01/16/26	295	18,880	(1)
MasterCard Incorporated	BCL	Call	610.00	01/16/26	295	17,995	(11)
MasterCard Incorporated	BCL	Call	580.00	01/16/26	305	17,690	(116)
MasterCard Incorporated	BCL	Call	585.00	01/16/26	295	17,258	(70)
MasterCard Incorporated	BCL	Call	670.00	06/18/26	295	19,765	(156)
McKesson Corporation	GSC	Call	760.00	01/16/26	148	11,248	(957)
McKesson Corporation	GSC	Call	780.00	01/16/26	148	11,544	(676)
McKesson Corporation	GSC	Call	660.00	01/16/26	114	7,524	(1,849)
McKesson Corporation	GSC	Call	680.00	01/16/26	113	7,684	(1,608)
Meta Platforms, Inc.	JPM	Call	810.00	01/16/26	295	23,895	(1)
Meta Platforms, Inc.	JPM	Call	775.00	01/16/26	295	22,863	(3)
Microsoft Corporation	JPM	Call	590.00	01/16/26	295	17,405	—
Microsoft Corporation	JPM	Call	565.00	01/16/26	295	16,668	—
NVIDIA Corporation	GSC	Call	200.00	01/16/26	811	16,220	(89)
NVIDIA Corporation	GSC	Call	190.00	01/16/26	811	15,409	(316)
Starbucks Corporation	WFI	Call	125.00	01/16/26	654	8,175	—
Starbucks Corporation	WFI	Call	105.00	01/16/26	2,798	29,379	—
Starbucks Corporation	WFI	Call	100.00	01/16/26	1,180	11,800	(1)
Visa Inc.	GSC	Call	390.00	01/16/26	497	19,383	(2)
Visa Inc.	GSC	Call	400.00	01/16/26	443	17,720	—
Visa Inc.	GSC	Call	380.00	01/16/26	442	16,796	(2)
Visa Inc.	GSC	Call	360.00	01/16/26	457	16,452	(52)
Visa Inc.	GSC	Call	370.00	01/16/26	443	16,391	(8)
Visa Inc.	GSC	Call	395.00	06/18/26	442	17,459	(254)
Willis Towers Watson Public Limited Company	BOA	Call	340.00	01/16/26	143	4,862	(25)
Willis Towers Watson Public Limited Company	BOA	Call	330.00	01/16/26	143	4,719	(70)
Workday, Inc.	WFI	Call	270.00	01/16/26	590	15,930	—
Workday, Inc.	WFI	Call	260.00	01/16/26	590	15,340	—
Yum! Brands, Inc.	WFI	Call	165.00	01/16/26	296	4,884	(5)
Yum! Brands, Inc.	WFI	Call	160.00	01/16/26	990	15,840	(37)
Yum! Brands, Inc.	WFI	Call	145.00	01/16/26	533	7,729	(376)
							(40,582)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	9,477,020	—	—	9,477,020
Government And Agency Obligations	—	2,408,819	—	2,408,819
Senior Floating Rate Instruments	—	1,433,677	—	1,433,677
Corporate Bonds And Notes	—	1,109,838	—	1,109,838
Preferred Stocks	7,874	—	—	7,874
Non-U.S. Government Agency Asset-Backed Securities	—	5,387	—	5,387
Short Term Investments	414,965	—	—	414,965
	9,899,859	4,957,721	—	14,857,580
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(40,582)	—	(40,582)
	—	(40,582)	—	(40,582)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Growth Stock Fund
COMMON STOCKS 99.9%
Information Technology 53.1%
Advanced Micro Devices, Inc. (a)	350	74,971
Amphenol Corporation - Class A	889	120,192
Apple Inc.	3,972	1,079,787
AppLovin Corporation - Class A (a)	144	96,769
Arista Networks, Inc. (a)	582	76,252
ASML Holding N.V. - ADR	42	44,743
Broadcom Inc.	1,521	526,575
CrowdStrike Holdings, Inc. - Class A (a)	116	54,536
Fabrinet (a)	48	21,717
HubSpot, Inc. (a)	41	16,534
Intuit Inc.	65	42,765
Lam Research Corporation	199	34,116
Microsoft Corporation	2,302	1,113,192
NVIDIA Corporation	7,069	1,318,456
Oracle Corporation	377	73,423
Palantir Technologies Inc. - Class A (a)	183	32,517
Roper Technologies, Inc.	11	5,080
Samsara Inc. - Class A (a)	667	23,631
ServiceNow, Inc. (a)	639	97,941
Shopify Inc. - Class A (a)	319	51,425
Snowflake Inc. - Class A (a)	271	59,456
Taiwan Semiconductor Manufacturing Company Limited - ADR	225	68,263
Teledyne Technologies Incorporated (a)	42	21,498
		5,053,839
Communication Services 14.9%
Alphabet Inc. - Class A	2,265	708,870
Meta Platforms, Inc. - Class A	636	420,056
Netflix, Inc. (a)	1,712	160,515
Spotify Technology S.A. (a)	139	80,486
T-Mobile US, Inc.	244	49,583
		1,419,510
Consumer Discretionary 13.8%
Amazon.com, Inc. (a)	2,226	513,843
Booking Holdings Inc.	9	47,689
Carvana Co. - Class A (a)	253	106,847
Chipotle Mexican Grill, Inc. (a)	1,194	44,196
Coupang, Inc. - Class A (a)	1,129	26,641
DoorDash, Inc. - Class A (a)	330	74,692
Ferrari N.V.	28	10,310
Hilton Worldwide Holdings Inc.	160	45,884
MercadoLibre, Inc. (a)	41	82,746
Sea Limited - Class A - ADR (a)	340	43,329
Tesla, Inc. (a)	662	297,735
Wingstop Inc.	68	16,170
		1,310,082
Health Care 7.5%
Argenx SE - ADR (a)	50	41,788
Danaher Corporation	171	39,094
Eli Lilly and Company	310	333,635
Intuitive Surgical, Inc. (a)	230	130,319
Medline Inc. - Class A (a)	199	8,367
Natera, Inc. (a)	180	41,306
Stryker Corporation	106	37,216
Thermo Fisher Scientific Inc.	99	57,530
UnitedHealth Group Incorporated	78	25,777
		715,032
Financials 5.8%
Adyen N.V. (a) (b)	11	18,274
Ares Management Corporation - Class A	225	36,290
Charles Schwab Corporation, The	211	21,081
Chubb Limited	70	21,786
MasterCard Incorporated - Class A	359	205,184
Tradeweb Markets Inc. - Class A	69	7,373
Visa Inc. - Class A	708	248,126
		558,114
Industrials 3.6%
Boeing Company, The (a)	147	31,843
GE Vernova Inc.	31	20,522
General Electric Company	586	180,393
Howmet Aerospace Inc.	325	66,570
TransDigm Group Incorporated	32	42,139
		341,467
Materials 0.6%
Linde Public Limited Company	114	48,756
Sherwin-Williams Company, The	24	7,813
		56,569
Real Estate 0.4%
Welltower Inc.	208	38,551
Consumer Staples 0.2%
Costco Wholesale Corporation	19	16,716
Total Common Stocks (cost $5,773,774)		9,509,880
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	5,851	5,851
T. Rowe Price Government Reserve Fund - Class I, 3.67% (c) (d)	57	57
Total Short Term Investments (cost $5,908)		5,908
Total Investments 100.0% (cost $5,779,682)		9,515,788
Other Assets and Liabilities, Net 0.0%		243
Total Net Assets 100.0%		9,516,031

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/T. Rowe Price Growth Stock Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	4,600	275,225	273,974	166	—	—	5,851	0.1
JNL Government Money Market Fund, 3.74% - Class SL	—	35,243	35,243	9	—	—	—	—
T. Rowe Price Government Reserve Fund, 3.67% - Class I	38,079	1,117,156	1,155,178	1,508	—	—	57	—
	42,679	1,427,624	1,464,395	1,683	—	—	5,908	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/T. Rowe Price Growth Stock Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/24/25	20,008	18,274	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Growth Stock Fund
Assets - Securities
Common Stocks	9,491,606	18,274	—	9,509,880
Short Term Investments	5,908	—	—	5,908
	9,497,514	18,274	—	9,515,788

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.9%
Health Care 21.0%
Agilent Technologies, Inc.	681	92,650
Alcon AG	178	13,989
Align Technology, Inc. (a)	151	23,516
Alnylam Pharmaceuticals, Inc. (a)	144	57,266
Arcellx Inc. (a)	213	13,868
Ascendis Pharma A/S - ADR (a)	139	29,534
Avantor, Inc. (a)	2,709	31,046
Biogen Inc. (a)	88	15,399
BioNTech SE - ADR (a)	173	16,508
Bruker Corporation	255	12,023
Caris Life Sciences, Inc. (a)	476	12,853
Cencora, Inc.	187	63,125
Cooper Companies, Inc., The (a)	767	62,831
CRISPR Therapeutics AG (a)	190	9,941
Cytokinetics, Incorporated (a)	333	21,159
Elanco Animal Health Incorporated (a)	1,347	30,487
Encompass Health Corporation	211	22,396
Hologic, Inc. (a)	494	36,776
Ionis Pharmaceuticals, Inc. (a)	703	55,650
Masimo Corporation (a)	70	9,104
Mettler-Toledo International Inc. (a)	58	80,863
Molina Healthcare, Inc. (a)	130	22,491
Natera, Inc. (a)	42	9,644
Nuvalent, Inc. - Class A (a)	41	4,086
QuidelOrtho Corporation (a)	481	13,732
Revolution Medicines, Inc. (a)	148	11,788
Teleflex Incorporated	371	45,240
Vaxcyte, Inc. (a)	310	14,303
Veeva Systems Inc. - Class A (a)	299	66,813
West Pharmaceutical Services, Inc.	89	24,487
		923,568
Information Technology 19.1%
Amphenol Corporation - Class A	345	46,556
Atlassian Corporation - Class A (a)	166	26,881
Aurora Innovations Inc. - Class A (a)	1,195	4,589
CCC Intelligent Solutions Holdings Inc. (a)	5,046	40,117
Corning Incorporated	65	5,726
HubSpot, Inc. (a)	36	14,407
Keysight Technologies, Inc. (a)	272	55,329
Lattice Semiconductor Corporation (a)	1,165	85,722
MACOM Technology Solutions Holdings, Inc. (a)	284	48,644
Manhattan Associates, Inc. (a)	203	35,234
Microchip Technology Incorporated	832	53,009
Monday.Com Ltd. (a)	107	15,804
MongoDB, Inc. - Class A (a)	48	20,229
Monolithic Power Systems, Inc.	59	53,803
Netskope, Inc. - Class A (a)	255	4,477
NXP Semiconductors N.V.	135	29,216
OneStream, Inc. - Class A (a)	480	8,831
PTC Inc. (a)	514	89,620
Pure Storage, Inc. - Class A (a)	417	27,950
Ralliant Corporation	244	12,398
Tyler Technologies, Inc. (a)	158	71,679
Unity Software Inc. (a)	388	17,159
Zoom Communications, Inc. - Class A (a)	393	33,903
Zscaler, Inc. (a)	164	36,819
		838,102
Consumer Discretionary 18.2%
Birkenstock Holding PLC (a)	763	31,203
Burlington Stores, Inc. (a)	219	63,357
DK Crown Holdings Inc. - Class A (a)	950	32,751
Domino's Pizza, Inc.	160	66,749
Duolingo, Inc. - Class A (a)	62	10,934
Hilton Worldwide Holdings Inc.	369	106,139
On Holding AG - Class A (a)	99	4,592
Planet Fitness, Inc. - Class A (a)	575	62,403
Pool Corporation	162	36,966
Ross Stores, Inc.	226	40,622
Service Corporation International	392	30,572
Sportradar Group AG - Class A (a)	748	17,780
Texas Roadhouse, Inc. - Class A	179	29,697
TopBuild Corp. (a)	48	20,025
Ulta Beauty, Inc. (a)	79	47,945
Viking Holdings Ltd (a)	1,033	73,770
Wingstop Inc.	65	15,430
Wyndham Hotels & Resorts, Inc.	299	22,577
Yum! Brands, Inc.	561	84,894
		798,406
Industrials 15.0%
Booz Allen Hamilton Holding Corporation - Class A	467	39,371
Broadridge Financial Solutions, Inc.	57	12,765
BWXT Government Group, Inc.	160	27,620
Equifax, Inc.	94	20,440
ESAB Corporation	438	48,940
Ferguson Enterprises Inc.	224	49,847
Fortive Corporation	266	14,678
Ingersoll Rand Inc.	603	47,793
ITT Inc.	160	27,814
Old Dominion Freight Line, Inc.	310	48,544
Paylocity Holding Corporation (a)	307	46,814
Quanta Services, Inc.	56	23,720
RB Global, Inc.	188	19,350
StandardAero, Inc. (a)	872	25,012
Textron Inc.	604	52,659
TransUnion	555	47,634
UL Solutions Inc. - Class A	356	28,052
Veralto Corporation	439	43,774
XPO, Inc. (a)	247	33,583
		658,410
Financials 8.3%
Assurant, Inc.	307	73,821
Bullish (a)	77	2,921
CBOE Global Markets, Inc.	151	37,901
Corpay Inc. (a)	88	26,535
Markel Group Inc. (a)	13	27,730
MSCI Inc. - Class A	118	67,585
Raymond James Financial, Inc.	293	47,069
Ryan Specialty Group Holdings, Inc. - Class A	311	16,049
Toast, Inc. - Class A (a)	614	21,817
TPG Inc. - Class A	281	17,934
Tradeweb Markets Inc. - Class A	243	26,164
		365,526
Communication Services 4.9%
Liberty Live Holdings, Inc. - Series C (a)	362	30,087
Liberty Media Corporation - Series C (a)	704	69,380
Live Nation Entertainment, Inc. (a)	58	8,279
McGraw-Hill Education, Inc. (a)	550	9,077
Reddit, Inc. - Class A (a)	158	36,225
The New York Times Company - Class A	735	51,031
Trade Desk, Inc., The - Class A (a)	284	10,781
		214,860
Energy 4.1%
Cheniere Energy, Inc.	229	44,515
DT Midstream, Inc.	44	5,278
EQT Corporation	772	41,395
Expand Energy Corporation	231	25,526
TechnipFMC PLC	1,415	63,047
		179,761
Consumer Staples 3.2%
Casey's General Stores, Inc.	62	34,335
Dollar Tree, Inc. (a)	567	69,722
Maplebear Inc. (a)	38	1,705
McCormick & Company, Incorporated	507	34,518
		140,280
Materials 2.7%
Avery Dennison Corporation	237	43,124
Ball Corporation	555	29,393
Martin Marietta Materials, Inc.	78	48,505
		121,022
Real Estate 0.4%
CoStar Group, Inc. (a)	290	19,466
Total Common Stocks (cost $3,489,117)		4,259,401

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	3,434	3,434
T. Rowe Price Government Reserve Fund - Class I, 3.67% (b) (c)	131,630	131,630
Total Short Term Investments (cost $135,064)		135,064
Total Investments 100.0% (cost $3,624,181)		4,394,465
Other Assets and Liabilities, Net 0.0%		1,646
Total Net Assets 100.0%		4,396,111

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	4,545	226,587	227,698	163	—	—	3,434	0.1
JNL Government Money Market Fund, 3.74% - Class SL	1,715	187,598	189,313	169	—	—	—	—
T. Rowe Price Government Reserve Fund, 3.67% - Class I	119,773	887,528	875,671	6,034	—	—	131,630	3.0
	126,033	1,301,713	1,292,682	6,366	—	—	135,064	3.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,259,401	—	—	4,259,401
Short Term Investments	135,064	—	—	135,064
	4,394,465	—	—	4,394,465

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 39.5%
Financials 12.0%
AerCap Ireland Capital Designated Activity Company
6.10%, 01/15/27	545	555
6.45%, 04/15/27	2,574	2,644
AIG Global Funding
4.65%, 08/20/27 (a)	605	611
4.25%, 08/21/28 (a)	1,110	1,113
5.20%, 01/12/29 (a)	585	600
American Express Company
5.10%, 02/16/28	665	673
4.73%, 04/25/29	1,295	1,315
5.53%, 04/25/30	1,280	1,335
American Honda Finance Corporation
5.65%, 11/15/28	1,895	1,976
Aspen Insurance Holdings Limited
5.75%, 07/01/30	710	741
Athene Global Funding
5.68%, 02/23/26 (a)	1,715	1,719
4.86%, 08/27/26 (a)	1,290	1,295
5.35%, 07/09/27 (a)	1,260	1,281
Avolon Holdings Funding Limited
2.13%, 02/21/26 (a)	935	932
6.38%, 05/04/28 (a)	740	771
5.75%, 03/01/29 (a)	1,215	1,256
Banco Santander, S.A.
5.55%, 03/14/28 (b)	1,000	1,016
Bank of America Corporation
5.08%, 01/20/27	1,650	1,650
1.73%, 07/22/27	1,290	1,273
4.62%, 05/09/29	2,175	2,204
Bank of New York Mellon Corporation, The
4.73%, 04/20/29	1,600	1,627
Banque Federative du Credit Mutuel
4.94%, 01/26/26 (a)	1,495	1,496
Barclays PLC
5.09%, 02/25/29	1,260	1,284
4.48%, 11/11/29	665	668
BNP Paribas
4.79%, 05/09/29 (a)	2,115	2,139
Brighthouse Financial, Inc.
1.55%, 05/24/26 (a)	460	455
Brown & Brown, Inc.
4.70%, 06/23/28	605	612
CaixaBank, S.A.
6.68%, 09/13/27 (a)	1,565	1,592
Capital One Financial Corporation
7.15%, 10/29/27	760	778
Charles Schwab Corporation, The
4.34%, 11/14/31	2,690	2,688
Citigroup Inc.
5.17%, 02/13/30	1,170	1,200
CNO Global Funding
1.75%, 10/07/26 (a)	2,065	2,028
4.88%, 12/10/27 (a)	613	621
Credit Agricole S.A.
5.23%, 01/09/29 (a)	1,050	1,072
Daimler Trucks Finance North America LLC
5.00%, 01/15/27 (a)	630	636
4.30%, 08/12/27 (a)	1,135	1,140
5.13%, 09/25/27 (a)	1,025	1,042
Danske Bank A/S
5.43%, 03/01/28 (a)	1,210	1,228
4.61%, 10/02/30 (a)	1,115	1,124
Eagle Funding LuxCo S.a r.l.
5.50%, 08/17/30 (a)	1,890	1,924
Equitable Financial Life Global Funding
3.95%, 09/15/27 (a)	430	429
4.65%, 06/09/28 (a)	1,310	1,323
4.30%, 12/15/28 (a)	545	547
Federation des caisses Desjardins du Quebec
4.57%, 08/26/30 (a)	1,165	1,173
First Abu Dhabi Bank PJSC
5.13%, 10/13/27 (c)	2,800	2,850
Fiserv, Inc.
5.15%, 03/15/27	1,495	1,511
5.38%, 08/21/28	885	908
4.20%, 10/01/28 (d)	1,035	1,032
3.50%, 07/01/29	600	582
4.55%, 02/15/31	775	768
Ford Motor Credit Company LLC
5.13%, 11/05/26	1,135	1,145
5.80%, 03/05/27	1,485	1,503
5.92%, 03/20/28	840	860
Fortitude Global Funding
4.63%, 10/06/28 (a)	1,080	1,081
Fortitude Group Holdings, LLC
6.25%, 04/01/30 (a)	1,515	1,581
GA Global Funding Trust
4.40%, 09/23/27 (a)	2,180	2,189
5.40%, 01/13/30 (a)	1,530	1,567
General Motors Financial Company, Inc.
5.40%, 04/06/26 - 05/08/27	2,169	2,192
5.35%, 07/15/27	1,101	1,121
5.05%, 04/04/28	2,200	2,240
Goldman Sachs Group, Inc., The
4.94%, 04/23/28	3,035	3,069
4.48%, 08/23/28	1,225	1,233
5.22%, 04/23/31	1,695	1,748
HSBC Holdings PLC
5.60%, 05/17/28	1,280	1,305
5.13%, 11/19/28	1,645	1,676
4.90%, 03/03/29	1,410	1,431
ING Groep N.V.
4.86%, 03/25/29	1,610	1,637
Intercontinental Exchange Holdings, Inc.
4.20%, 03/15/31	1,620	1,621
Intercontinental Exchange, Inc.
3.63%, 09/01/28	1,168	1,160
JPMorgan Chase & Co.
4.84%, (SOFR + 0.89%), 04/22/27 (e)	1,265	1,267
5.04%, 01/23/28	1,170	1,182
4.98%, 07/22/28	1,175	1,193
Lloyds Banking Group PLC
5.46%, 01/05/28	1,175	1,191
LPL Holdings, Inc.
5.70%, 05/20/27	1,940	1,978
4.63%, 11/15/27 (a)	315	315
4.90%, 04/03/28	695	705
6.75%, 11/17/28	600	640
Manufacturers and Traders Trust Company
4.76%, 07/06/28	935	944
Morgan Stanley
4.99%, 04/12/29	1,635	1,667
Nasdaq, Inc.
5.35%, 06/28/28 (d)	406	419
PT. Bank Mandiri
5.50%, 04/04/26 (c)	1,710	1,716
RGA Global Funding
4.35%, 08/25/28 (a)	1,775	1,783
4.60%, 11/25/30 (a)	2,200	2,200
Sammons Financial Group, Inc.
5.05%, 01/10/28 (a)	795	808
Santander Holdings USA, Inc.
6.12%, 05/31/27	240	242
2.49%, 01/06/28 (f)	1,360	1,337
Santander UK Group Holdings PLC
1.67%, 06/14/27	615	608
4.32%, 09/22/29	790	791
Societe Generale
5.52%, 01/19/28 (a)	1,025	1,038
Standard Chartered PLC
4.30%, 02/19/27 (a) (b)	788	786
5.69%, 05/14/28 (a)	1,180	1,204
The PNC Financial Services Group, Inc.
4.76%, 01/26/27	1,860	1,861

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
The Western Union Company
1.35%, 03/15/26 (d)	3,993	3,971
U.S. Bancorp
4.55%, 07/22/28	1,435	1,447
Wells Fargo & Company
4.90%, 01/24/28	2,090	2,108
4.97%, 04/23/29	4,465	4,545
		129,742
Energy 4.0%
Canadian Natural Resources Limited
3.85%, 06/01/27	1,243	1,240
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	1,518	1,533
Cheniere Energy, Inc.
4.63%, 10/15/28	259	259
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	290	293
Diamondback Energy, Inc.
5.20%, 04/18/27	1,270	1,289
Enbridge Inc.
5.90%, 11/15/26	730	741
4.60%, 06/20/28	505	510
6.00%, 11/15/28	600	631
Energy Transfer LP
6.05%, 12/01/26	2,770	2,815
5.25%, 07/01/29	960	988
EOG Resources, Inc.
4.40%, 01/15/31	880	881
EQT Corporation
3.13%, 05/15/26 (a)	480	478
HF Sinclair Corporation
5.75%, 01/15/31	1,030	1,064
Kinder Morgan, Inc.
5.15%, 06/01/30	1,330	1,375
MPLX LP
4.80%, 02/15/31	3,560	3,599
ONEOK, Inc.
4.85%, 07/15/26	2,657	2,663
5.55%, 11/01/26	1,325	1,341
4.25%, 09/24/27	2,280	2,288
5.63%, 01/15/28 (a)	586	598
Plains All American Pipeline, L.P.
4.70%, 01/15/31	890	895
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	370	374
4.20%, 03/15/28	468	468
Schlumberger Holdings Corporation
3.90%, 05/17/28 (a)	2,067	2,062
Schlumberger Investment S.A.
4.50%, 05/15/28	1,135	1,147
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	1,595	1,609
Targa Resources Corp.
5.20%, 07/01/27	510	518
4.35%, 01/15/29	1,050	1,053
Tengizchevroil Finance Company S.a r.l.
4.00%, 08/15/26 (c)	2,240	2,230
Valero Energy Corporation
5.15%, 02/15/30	515	530
Var Energi ASA
5.00%, 05/18/27 (a)	1,405	1,418
Williams Companies, Inc., The
5.40%, 03/02/26	3,205	3,212
4.80%, 11/15/29	980	998
4.63%, 06/30/30	1,550	1,565
Woodside Finance Limited
3.70%, 09/15/26 (a)	657	655
		43,320
Industrials 3.9%
Amrize Finance US LLC
4.70%, 04/07/28	1,540	1,558
4.95%, 04/07/30	565	578
BAE Systems PLC
5.00%, 03/26/27 (a)	1,380	1,397
Boeing Company, The
2.20%, 02/04/26 (d)	955	953
6.26%, 05/01/27 (d)	2,378	2,440
3.20%, 03/01/29	1,195	1,158
Delta Air Lines, Inc.
4.95%, 07/10/28	1,005	1,023
Element Fleet Management Corp.
5.64%, 03/13/27 (a)	1,090	1,108
5.04%, 03/25/30 (a)	1,045	1,067
FedEx Corporation
3.25%, 04/01/26	2,666	2,661
Fortive Corporation
3.15%, 06/15/26	1,538	1,531
GATX Corporation
3.25%, 09/15/26	820	816
5.40%, 03/15/27	774	785
3.85%, 03/30/27	867	865
Huntington Ingalls Industries, Inc.
5.35%, 01/15/30	445	460
Owens Corning
3.40%, 08/15/26	748	745
5.50%, 06/15/27	1,035	1,056
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (a)	3,035	3,051
1.70%, 06/15/26 (a)	268	265
3.40%, 11/15/26 (a)	470	467
5.35%, 01/12/27 (a)	690	698
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (d)	4,869	4,930
Rolls-Royce PLC
5.75%, 10/15/27 (a)	1,435	1,475
RTX Corporation
6.70%, 08/01/28	981	1,043
7.00%, 11/01/28	927	995
Southwest Airlines Co.
4.38%, 11/15/28	1,790	1,794
Sydney Airport Finance Company Pty Limited
3.63%, 04/28/26 (a)	326	325
Uber Technologies, Inc.
4.50%, 08/15/29 (a)	2,690	2,694
Verisk Analytics, Inc.
4.50%, 08/15/30	1,560	1,574
Waste Management, Inc.
3.88%, 01/15/29	2,290	2,287
		41,799
Health Care 3.4%
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	3,074
Cencora, Inc.
3.45%, 12/15/27	342	339
4.63%, 12/15/27	955	967
Centene Corporation
4.63%, 12/15/29	2,770	2,680
CVS Health Corporation
2.88%, 06/01/26	1,201	1,195
3.00%, 08/15/26	890	884
1.30%, 08/21/27	3,190	3,052
4.30%, 03/25/28	980	983
EMD Finance LLC
4.13%, 08/15/28 (a)	2,855	2,862
HCA Inc.
3.13%, 03/15/27	2,280	2,255
5.63%, 09/01/28	1,840	1,897
4.30%, 11/15/30	580	578
Health Care Service Corporation, A Mutual Legal Reserve Company
5.20%, 06/15/29 (a)	875	897
Humana Inc.
5.75%, 03/01/28 - 12/01/28	2,202	2,281
Icon Investments Six Designated Activity Company
5.81%, 05/08/27	2,440	2,489
IQVIA Inc.
6.25%, 02/01/29	810	854
Mars, Incorporated
4.60%, 03/01/28 (a)	1,565	1,586

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
4.55%, 04/20/28 (a)	2,555	2,586
Mylan II B.V.
3.95%, 06/15/26	2,258	2,252
Revvity, Inc.
1.90%, 09/15/28	1,362	1,281
Solventum Corporation
5.45%, 02/25/27	897	910
Viatris Inc.
2.30%, 06/22/27	1,353	1,314
		37,216
Consumer Staples 3.2%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,765
4.45%, 03/16/28	3,255	3,282
Bacardi Limited
4.70%, 05/15/28 (a)	2,652	2,672
Bunge Limited Finance Corp.
2.00%, 04/21/26	375	373
4.90%, 04/21/27	2,015	2,038
Coca-Cola Europacific Partners PLC
1.50%, 01/15/27 (a)	290	282
CSL Finance PLC
3.85%, 04/27/27 (a)	730	729
Dollar General Corporation
4.13%, 05/01/28	1,874	1,877
5.20%, 07/05/28	1,088	1,116
DP World Crescent Limited
4.85%, 09/26/28 (c)	2,680	2,703
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,440	2,472
5.00%, 02/15/29 (a)	875	894
Heineken N.V.
3.50%, 01/29/28 (a)	5,437	5,390
Imperial Brands Finance PLC
6.13%, 07/27/27 (a)	1,540	1,584
4.50%, 06/30/28 (a)	1,195	1,204
Japan Tobacco Inc.
4.85%, 05/15/28 (a)	2,490	2,537
Keurig Dr Pepper Inc.
5.05%, 03/15/29	1,790	1,828
3.95%, 04/15/29	302	299
KT&G Corporation
5.00%, 05/02/28 (c)	1,260	1,285
Philip Morris International Inc.
5.13%, 11/17/27	457	467
		34,797
Utilities 3.0%
AES Corporation, The
1.38%, 01/15/26	2,302	2,299
Ameren Corporation
1.95%, 03/15/27	872	851
Appalachian Power Company
3.30%, 06/01/27	2,528	2,504
Constellation Energy Generation, LLC
5.60%, 03/01/28	613	632
DTE Energy Company
4.95%, 07/01/27	880	892
4.88%, 06/01/28	1,200	1,220
5.20%, 04/01/30	1,155	1,191
Duke Energy Corporation
4.30%, 03/15/28	789	793
Enel Finance International N.V.
1.63%, 07/12/26 (a) (g)	2,250	2,220
4.13%, 09/30/28 (a)	560	559
FirstEnergy Corp.
3.90%, 07/15/27 (d) (g)	1,896	1,890
FirstEnergy Transmission, LLC
4.55%, 01/15/30	450	453
Korea Electric Power Corp
5.38%, 04/06/26 (a)	2,400	2,408
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	1,419	1,407
4.25%, 07/27/27 (a)	1,120	1,125
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	2,270	2,222
4.69%, 09/01/27 (g)	370	375
Niagara Mohawk Power Corporation
4.65%, 10/03/30 (a)	970	976
NiSource Inc.
5.25%, 03/30/28	515	528
PG&E Company
3.30%, 03/15/27 - 12/01/27	837	826
5.45%, 06/15/27	195	198
5.00%, 06/04/28	995	1,012
Public Service Enterprise Group Incorporated
4.90%, 03/15/30	1,930	1,973
Sempra
5.40%, 08/01/26	1,090	1,098
Southern Company Gas Capital Corporation
4.05%, 09/15/28	1,000	1,000
The Southern Company
5.11%, 08/01/27 (g)	1,035	1,052
Vistra Operations Company LLC
5.05%, 12/30/26 (a)	988	995
		32,699
Consumer Discretionary 2.8%
AutoZone, Inc.
5.13%, 06/15/30	1,230	1,268
BMW US Capital, LLC
4.60%, 08/13/27 (a)	2,875	2,906
Ck Hutchison International 25 Ltd.
4.25%, 09/26/30 (a)	1,610	1,608
Darden Restaurants, Inc.
4.35%, 10/15/27	1,620	1,629
Hyundai Capital America
5.50%, 03/30/26 (a)	885	888
5.25%, 01/08/27 (a)	620	627
4.85%, 03/25/27 (a)	1,080	1,089
4.88%, 06/23/27 (a)	1,130	1,143
5.00%, 01/07/28 (a)	1,340	1,361
5.60%, 03/30/28 (a)	1,180	1,214
Lowe`s Companies, Inc.
4.00%, 10/15/28	680	682
Marriott International, Inc.
3.13%, 06/15/26	2,125	2,117
O'Reilly Automotive, Inc.
5.75%, 11/20/26	3,362	3,408
4.35%, 06/01/28	1,102	1,106
Ross Stores, Inc.
0.88%, 04/15/26	2,130	2,111
Starbucks Corporation
2.00%, 03/12/27	450	440
4.00%, 11/15/28	1,168	1,167
Volkswagen Group of America Finance, LLC
5.70%, 09/12/26 (a)	1,355	1,369
6.00%, 11/16/26 (a)	1,195	1,212
4.85%, 08/15/27 (a)	2,020	2,039
4.45%, 09/11/27 (a)	325	326
5.05%, 03/27/28 (a)	885	898
		30,608
Information Technology 2.3%
Atlassian Corporation
5.25%, 05/15/29	645	663
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	2,780	2,732
4.00%, 07/01/29 (a) (f)	300	293
Dell International L.L.C.
4.75%, 04/01/28	1,515	1,536
Fortinet, Inc.
1.00%, 03/15/26	1,965	1,952
Foundry JV Holdco LLC
5.90%, 01/25/30 (a)	505	529
5.50%, 01/25/31 (a)	535	553
Gartner, Inc.
4.50%, 07/01/28 (a)	1,180	1,176
Intel Corporation
3.15%, 05/11/27	525	519

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
3.75%, 08/05/27	950	945
4.88%, 02/10/28	324	329
4.00%, 08/05/29	1,045	1,034
Marvell Technology, Inc.
1.65%, 04/15/26	725	720
4.88%, 06/22/28	2,200	2,238
4.75%, 07/15/30	450	455
NXP B.V.
3.88%, 06/18/26	1,345	1,343
3.15%, 05/01/27	305	302
4.40%, 06/01/27	295	296
4.30%, 08/19/28 - 06/18/29	1,845	1,847
Oracle Corporation
4.45%, 09/26/30	1,990	1,945
Synopsys, Inc.
4.65%, 04/01/28	2,900	2,939
Workday, Inc.
3.50%, 04/01/27	975	969
		25,315
Communication Services 1.9%
AT&T Inc.
4.10%, 02/15/28	780	781
Comcast Corporation
4.15%, 10/15/28	660	663
Cox Communications, Inc.
3.35%, 09/15/26 (a)	665	662
3.50%, 08/15/27 (a)	860	850
KT Corporation
4.13%, 02/02/28 (a)	350	351
Meta Platforms, Inc.
4.20%, 11/15/30	2,185	2,190
NBN Co Limited
1.45%, 05/05/26 (a)	3,665	3,633
NTT Finance Corporation
4.62%, 07/16/28 (a)	1,035	1,048
Omnicom Group Inc.
3.60%, 04/15/26	495	494
Rogers Communications Inc.
3.20%, 03/15/27	2,250	2,228
5.00%, 02/15/29	2,780	2,836
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	1,910	1,914
Verizon Communications Inc.
2.10%, 03/22/28	2,398	2,304
4.75%, 01/15/33	1,110	1,111
		21,065
Materials 1.6%
AptarGroup, Inc.
4.75%, 03/30/31	540	544
Celanese US Holdings LLC
1.40%, 08/05/26	1,260	1,241
Corporacion Nacional del Cobre de Chile
3.63%, 08/01/27 (c)	421	417
3.00%, 09/30/29 (c)	2,570	2,442
EQUATE Petrochemical
2.63%, 04/28/28 (c)	2,350	2,257
Freeport-McMoRan Inc.
4.13%, 03/01/28	419	418
5.25%, 09/01/29	495	503
Nutrien Ltd.
4.90%, 03/27/28	980	998
POSCO Holdings Inc.
5.63%, 01/17/26 (a)	1,315	1,316
Saudi Arabian Mining Company
5.25%, 02/13/30 (c)	615	631
5.25%, 02/13/30 (a)	2,000	2,051
Sherwin-Williams Company, The
4.55%, 03/01/28	1,305	1,320
Steel Dynamics, Inc.
4.00%, 12/15/28	2,675	2,673
		16,811
Real Estate 1.4%
American Tower Corporation
1.60%, 04/15/26	2,927	2,907
3.55%, 07/15/27	1,188	1,180
CBRE Services, Inc.
4.80%, 06/15/30	595	603
Crown Castle Inc.
1.05%, 07/15/26	2,800	2,764
2.90%, 03/15/27	2,205	2,174
5.00%, 01/11/28	850	864
4.80%, 09/01/28	1,125	1,141
4.30%, 02/15/29	230	229
5.60%, 06/01/29	930	965
Extra Space Storage LP
3.88%, 12/15/27	1,610	1,605
Realty Income Corporation
5.05%, 01/13/26	645	645
		15,077
Total Corporate Bonds And Notes (cost $424,129)		428,449
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 29.0%
Affirm Asset Securitization Trust 2025-X2
Series 2025-A-X2, 4.45%, 12/15/26	1,285	1,286
Affirm Master Trust
Series 2025-A-2A, REMIC, 4.67%, 07/15/33	940	947
Series 2025-B-2A, REMIC, 5.06%, 07/15/33	990	996
Alinea CLO 2018-1 Ltd
Series 2018-AR-1A, 5.23%, (3 Month Term SOFR + 0.90%), 07/21/31 (e)	15	15
Series 2018-BR-1A, 5.48%, (3 Month Term SOFR + 1.15%), 07/21/31 (e)	250	250
Ally Auto Receivables Trust 2023-A
Series 2023-C-A, 6.08%, 12/15/26	519	524
Series 2023-B-A, 6.01%, 01/15/34	12	12
Ally Bank
Series 2024-C-A, 6.02%, 02/15/28	133	135
Series 2024-A2-B, 4.97%, 09/15/32	381	384
Series 2024-C-B, 5.22%, 09/15/32	238	240
Series 2025-B-B, 4.50%, 09/15/33	586	587
Series 2025-C-B, 4.70%, 09/15/33	697	701
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,452
AmeriCredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,217
Amur Equipment Finance Receivables X LLC
Series 2022-C-1A, 2.37%, 04/20/28	318	317
Series 2022-E-1A, 5.02%, 12/20/28	770	769
Amur Equipment Finance Receivables XIV LLC
Series 2024-D-2A, 5.97%, 10/20/31	255	261
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 01/25/66 (e)	911	800
Angel Oak Mortgage Trust 2025-5
Series 2025-A1-5, REMIC, 5.57%, 04/25/70 (g)	2,660	2,685
Anthelion CLO 2025-1 Ltd
Series 2025-A1-1A, REMIC, 5.81%, (3 Month Term SOFR + 1.50%), 07/21/36 (e)	1,650	1,652
Arby's Funding, LLC
Series 2020-A2-1A, 3.24%, 07/30/27 (g)	2,947	2,871
ARI Fleet Lease Trust 2024-B
Series 2024-A2-B, 5.54%, 02/16/27	671	675
Auxilior Term Funding 2023-1, LLC
Series 2023-A2-1A, 6.18%, 12/16/30	441	443
Series 2023-D-1A, 7.27%, 12/16/30	1,040	1,089
Auxilior Term Funding 2024-1, LLC
Series 2024-A3-1A, 5.49%, 07/15/31	715	728
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-C-5A, 6.24%, 04/20/26	350	351
Series 2023-C-2A, 6.18%, 10/20/26	370	373
Series 2025-B-3A, 4.46%, 02/20/29	260	260
Series 2025-C-3A, 4.95%, 02/20/29	100	100
Balboa Bay Loan Funding 2023-1 Ltd
Series 2023-ARR-1A, 5.04%, (3 Month Term SOFR + 1.16%), 04/21/36 (e)	545	546
Bank 2024-BNK47
Series 2024-A1-BNK47, REMIC, 5.52%, 05/17/29	228	233
Bank5 2024-5Yr11
Series 2024-AS-5YR11, REMIC, 6.14%, 11/19/29	925	967

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Bank5 2024-5YR12
Series 2024-AS-5YR12, REMIC, 6.12%, 12/15/29 (e)	650	679
Series 2024-A3-5YR12, REMIC, 5.90%, 12/17/57 (e)	1,535	1,613
Bank5 2024-5YR9
Series 2024-A1-5YR9, REMIC, 4.89%, 06/15/29	1,040	1,054
Barclays Mortgage Loan Trust 2025-NQM6
Series 2025-A1-NQM6, 5.09%, 10/25/65 (g)	2,257	2,260
Battalion CLO X Ltd
Series 2016-A2R3-10A, 5.45%, (3 Month Term SOFR + 1.75%), 01/24/35 (e)	2,930	2,931
Battalion CLO XII Ltd
Series 2018-BRR-12A, 5.05%, (3 Month Term SOFR + 1.20%), 05/19/31 (e)	1,335	1,329
Series 2018-CRR-12A, 5.40%, (3 Month Term SOFR + 1.55%), 05/19/31 (e)	1,445	1,443
Battalion CLO XV Ltd.
Series 2020-A1RR-15A, 4.86%, (3 Month Term SOFR + 0.98%), 01/17/33 (e)	3,786	3,784
Series 2020-CR-15A, 5.78%, (3 Month Term SOFR + 1.90%), 01/17/33 (e)	965	960
Battalion CLO XXI Ltd.
Series 2021-BR-21A, REMIC, 5.60%, (3 Month Term SOFR + 1.70%), 07/17/34 (e)	830	829
Bayview Opportunity Master Fund VII 2024-CAR1, LLC
Series 2024-A-CAR1, 4.97%, (SOFR 30-Day Average + 1.10%), 12/26/31 (e)	317	317
Bayview Opportunity Master Fund VII 2025-EDU1 LLC
Series 2025-A-EDU1, REMIC, 5.17%, (SOFR 30-Day Average + 1.30%), 07/27/48 (e)	468	469
Series 2025-B-EDU1, REMIC, 5.57%, (SOFR 30-Day Average + 1.70%), 07/27/48 (e)	1,223	1,221
Benchmark 2024-V11 Mortgage Trust
Series 2024-AM-V11, REMIC, 6.20%, 11/19/29	785	821
Benchmark 2024-V8 Mortgage Trust
Series 2024-A1-V8, REMIC, 5.51%, 04/16/29 (e)	521	531
Benchmark 2025-B41 Mortgage Trust
Series 2025-A1-B41, REMIC, 4.40%, 08/16/30	205	206
Benchmark 2025-V19 Mortgage Trust
Series 2025-A3-V19, REMIC, 5.25%, 12/16/30	315	325
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-C-5MW, REMIC, 5.45%, 10/11/30 (e)	425	428
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (e)	471	441
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (e)	484	453
Blue Owl Asset Leasing Trust 2024-1 LLC
Series 2024-A2-1A, 5.05%, 03/15/29	603	603
Series 2024-B-1A, 5.41%, 03/15/30	325	328
BlueMountain CLO 2016-3 Ltd
Series 2016-A1R2-3A, 4.79%, (3 Month Term SOFR + 0.94%), 11/15/30 (e)	628	628
Bluemountain CLO XXX Ltd
Series 2018-A1R-3A, 4.79%, (3 Month Term SOFR + 1.19%), 10/25/30 (e)	515	516
BMO 2024-5C4 Mortgage Trust
Series 2024-A3-5C4, REMIC, 6.53%, 04/17/29	1,540	1,633
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 5.02%, (1 Month Term SOFR + 1.26%), 09/15/38 (e)	1,855	1,853
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	319	317
BX Commercial Mortgage Trust 2024-GPA3
Series 2024-B-GPA3, REMIC, 5.39%, (1 Month Term SOFR + 1.64%), 12/15/26 (e)	763	764
BX Commercial Mortgage Trust 2024-MDHS
Series 2024-A-MDHS, REMIC, 5.39%, (1 Month Term SOFR + 1.64%), 05/15/29 (e)	1,132	1,134
Series 2024-B-MDHS, REMIC, 5.59%, (1 Month Term SOFR + 1.84%), 05/15/29 (e)	1,107	1,109
BX Commercial Mortgage Trust 2024-SLCT
Series 2024-B-SLCT, REMIC, 5.54%, (1 Month Term SOFR + 1.79%), 01/15/27 (e)	545	545
Series 2024-C-SLCT, REMIC, 6.14%, (1 Month Term SOFR + 2.39%), 01/15/27 (e)	1,430	1,431
BX Trust 2025-VOLT
Series 2025-A-VOLT, REMIC, 5.70%, (1 Month Term SOFR + 1.70%), 12/16/30 (e)	1,230	1,228
Series 2025-B-VOLT, REMIC, 6.10%, (1 Month Term SOFR + 2.10%), 12/16/30 (e)	1,703	1,701
Canyon Capital CLO 2019-2 Ltd
Series 2019-AR2-2A, 4.91%, (3 Month Term SOFR + 1.01%), 10/16/34 (e)	1,490	1,487
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,369
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,615
CarMax Auto Owner Trust 2023-3
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,535
Series 2023-D-3, 6.44%, 12/16/30	820	843
CarMax Auto Owner Trust 2024-1
Series 2024-C-1, 5.47%, 12/15/27	905	925
CarMax Auto Owner Trust 2024-2
Series 2024-D-2, 6.42%, 10/15/30	100	103
CarMax Auto Owner Trust 2024-3
Series 2024-D-3, 5.67%, 01/15/31	375	380
CarMax Select Receivables Trust 2024-A
Series 2024-B-A, 5.35%, 08/16/27	405	412
Series 2024-C-A, 5.62%, 03/15/28	1,700	1,729
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	44	44
Carvana Auto Receivables Trust 2024-N2
Series 2024-B-N2, 5.67%, 03/10/27	1,215	1,230
Series 2024-C-N2, 5.82%, 09/10/27	2,445	2,499
Carvana Auto Receivables Trust 2025-P4
Series 2025-C-P4, 5.04%, 03/10/31	910	909
Series 2025-D-P4, 5.62%, 05/10/31	1,090	1,089
CENT 2025-CITY
Series 2025-A-CITY, REMIC, 4.92%, (1 Month Term SOFR + 5.09%), 07/12/30 (e)	1,275	1,288
Chenango Park CLO Ltd
Series 2018-A2R-1A, 5.35%, (3 Month Term SOFR + 1.45%), 04/15/30 (e)	870	870
Series 2018-BR-1A, 5.70%, (3 Month Term SOFR + 1.80%), 04/15/30 (e)	1,825	1,826
CIFC Funding 2016-I, Ltd.
Series 2016-AR3-1A, 4.87%, (3 Month Term SOFR + 1.00%), 10/21/31 (e)	2,024	2,024
Series 2016-D1R3-1A, 6.17%, (3 Month Term SOFR + 2.30%), 10/21/31 (e)	895	896
CIM Trust 2021-R6
Series 2021-A1-R6, REMIC, 1.42%, 07/25/61 (e)	197	183
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	2,533	2,505
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 11/25/38	951	804
Clover CLO 2019-1 Ltd
Series 2019-ARR-1A, 4.88%, (3 Month Term SOFR + 1.00%), 04/18/35 (e)	2,300	2,301
COLT 2024-6 Mortgage Loan Trust
Series 2024-A2-6, REMIC, 5.64%, 11/25/69 (g)	1,416	1,426
COLT 2024-INV4 Mortgage Loan Trust
Series 2024-A3-INV4, REMIC, 6.11%, 11/25/69 (g)	1,381	1,397
COLT 2025-10 Mortgage Loan Trust
Series 2025-A1F-10, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 10/25/70 (e) (g)	1,684	1,682
COLT 2025-4 Mortgage Loan Trust
Series 2025-A1-4, REMIC, 5.79%, 04/25/70 (g)	626	635
COLT 2025-INV2 Mortgage Loan Trust
Series 2025-A1-INV2, REMIC, 5.60%, 02/25/70 (g)	1,102	1,115
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (e)	747	670

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 3.91%, 02/12/47 (e)	672	656
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	686
CyrusOne Data Centers Issuer I LLC
Series 2024-A2-2A, 4.50%, 05/20/29	2,080	2,029
DBC 2025-DBC Mortgage Trust
Series 2025-A-DBC, REMIC, 5.10%, (1 Month Term SOFR + 1.35%), 11/15/27 (e)	1,685	1,686
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	363	353
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A3-2, REMIC, 1.26%, 04/25/66 (e)	353	319
Dell Equipment Finance Trust 2023-3
Series 2023-D-3, 6.75%, 06/22/26	180	182
Dell Equipment Finance Trust 2024-1
Series 2024-D-1, 6.12%, 12/22/26	300	304
Dell Equipment Finance Trust 2024-2
Series 2024-B-2, 4.82%, 08/22/30	155	156
Series 2024-D-2, 5.29%, 02/24/31	360	363
Dell Equipment Finance Trust 2025-1
Series 2025-C-1, 5.25%, 12/22/27	110	111
Dext ABS 2025-2, LLC
Series 2025-C-2, 4.89%, 04/15/36	220	220
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	304	305
Series 2024-A4-1A, 4.93%, 03/22/27	120	121
Driven Brands Funding, LLC
Series 2019-A2-2A, 3.98%, 10/20/26	596	592
Dryden 86 CLO, Ltd.
Series 2020-A1R2-86A, 5.01%, (3 Month Term SOFR + 1.13%), 07/17/34 (e)	2,755	2,758
EFMT 2024-INV2
Series 2024-A1-INV2, REMIC, 5.03%, 10/25/69 (e)	1,175	1,178
Series 2024-A2-INV2, REMIC, 5.29%, 10/25/69 (e)	663	665
EFMT 2025-INV1
Series 2025-A1-INV5, REMIC, 5.08%, 12/25/70 (e)	388	389
EFMT 2025-INV2
Series 2025-A1-INV2, REMIC, 5.39%, 05/25/70 (g)	539	543
EFMT 2025-INV4
Series 2025-A1F-INV4, REMIC, 5.27%, (SOFR 30-Day Average + 1.20%), 10/25/70 (e) (g) (h)	530	529
EFMT 2025-NQM5
Series 2025-A1-NQM5, REMIC, 5.03%, 11/25/70 (e) (g)	427	428
EFMT 2025-NQM6
Series 2025-A1-NQM6, REMIC, 5.00%, 12/25/70 (e)	1,070	1,070
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	222	221
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	299	310
Series 2023-C-A, 7.30%, 11/25/30	407	425
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (e)	104	102
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	494	418
Enterprise Fleet Financing 2024-3, LLC
Series 2024-A4-3, 5.06%, 04/20/29	300	307
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/28	1,083	1,092
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	183
Exeter Automobile Receivables Trust 2025-4
Series 2025-B-4A, 4.40%, 02/15/28	375	377
Series 2025-C-4A, 4.57%, 10/16/28	1,320	1,325
Exeter Automobile Receivables Trust 2025-5
Series 2025-B-5A, 4.28%, 04/15/28	1,270	1,272
Exeter Select Automobile Receivables Trust 2025-1
Series 2025-B-1, 4.87%, 08/15/28	775	782
Exeter Select Automobile Receivables Trust 2025-2
Series 2025-C-2, 4.91%, 09/15/29	795	802
Series 2025-B-2, 4.63%, 11/17/31	385	387
Extended Stay America Trust 2025-ESH
Series 2025-C-ESH, REMIC, 5.60%, (1 Month Term SOFR + 1.85%), 10/15/30 (e)	630	631
Finance of America HECM Buyout 2024-HB1
Series 2024-A1A-HB1, 4.00%, 10/25/34	75	74
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (e)	212	191
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 4.92%, (1 Month Term SOFR + 0.96%), 08/25/41 (e)	332	320
Ford Credit Auto Owner Trust 2023-B
Series 2023-C-B, 6.43%, 05/15/26	895	899
Ford Credit Floorplan Master Owner Trust A
Series 2023-B-1, 5.31%, 05/15/26	435	436
Series 2023-C-1, 5.75%, 05/15/26	995	999
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,208
Series 2024-B-1, 5.48%, 04/15/27	840	855
Series 2025-B-2, 4.33%, 09/15/28	360	361
Fortress Credit BSL IX Ltd
Series 2020-A1AR-1A, 5.03%, (3 Month Term SOFR + 1.10%), 10/20/33 (e)	2,720	2,721
Fortress Credit Bsl VII Ltd
Series 2019-A2R-1A, 5.26%, (3 Month Term SOFR + 1.40%), 07/23/32 (e)	1,320	1,317
Series 2019-BR-1A, 5.51%, (3 Month Term SOFR + 1.65%), 07/23/32 (e)	1,690	1,690
Fortress Credit BSL VIII Ltd
Series 2019-A1AR-2A, 4.93%, (3 Month Term SOFR + 1.05%), 10/20/32 (e)	991	991
Series 2019-A2R-2A, 5.28%, (3 Month Term SOFR + 1.40%), 10/20/32 (e)	3,275	3,268
Fortress Credit BSL XV Limited
Series 2022-AR-2A, 5.28%, (3 Month Term SOFR + 1.40%), 10/18/33 (e)	2,195	2,195
Fortress Credit BSL XVIII Ltd
Series 2023-A1R-1A, 5.43%, (3 Month Term SOFR + 1.57%), 04/23/36 (e)	395	396
Frontier Issuer LLC
Series 2024-A2-1, 6.19%, 05/20/31	285	292
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (e)	90	83
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (e)	42	40
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (e)	85	83
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	765
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 01/25/60 (e)	1,170	1,032
GCAT 2025-NQM1 Trust
Series 2025-A1-NQM1, REMIC, 5.37%, 11/25/69 (g)	803	810
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	812
Golub Capital Partners Static 2024-1 Ltd
Series 2024-BR-1A, 5.83%, (3 Month Term SOFR + 1.50%), 07/20/35 (e)	4,300	4,296
GoTo Foods Funding LLC
Series 2017-A2II-1A, 5.09%, 04/30/27	2,745	2,740
GreatAmerica Financial Services Corporation
Series 2025-A3-2, 4.14%, 06/15/29	880	882
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 5.92%, 07/25/44 (e)	11	11
Hardee's Funding LLC
Series 2020-A2-1A, 3.98%, 12/20/27	1,952	1,889
Series 2021-A2-1A, 2.87%, 06/20/28	855	798
Series 2018-A23-1A, 5.71%, 06/20/28	914	911
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
HILT Commercial Mortgage Trust 2024-ORL
Series 2024-B-ORL, REMIC, 5.69%, (1 Month Term SOFR + 1.94%), 05/15/26 (e)	1,470	1,470
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	282	277
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	175	175
Hilton Grand Vacations Trust 2025-1
Series 2025-A-1A, 4.88%, 10/25/31	504	510
Series 2025-B-1A, 5.18%, 05/27/42	863	877
Homes 2025-NQM2 Trust
Series 2025-A1-NQM2, REMIC, 5.43%, 02/25/70 (g)	679	684
HOMES 2025-NQM4 Trust
Series 2025-A1-NQM4, REMIC, 5.22%, 08/25/70 (g)	940	944
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	382	383
Series 2023-D-2A, 6.97%, 07/20/26	405	409
HPEFS Equipment Trust 2024-1
Series 2024-C-1A, 5.33%, 05/20/31	2,145	2,155
HPEFS Equipment Trust 2024-2
Series 2024-B-2A, 5.35%, 10/20/31	250	253
Series 2024-D-2A, 5.82%, 04/20/32	620	633
Huntington National Bank, The
Series 2024-B1-1, 6.15%, 02/20/28 (a)	875	890
Series 2025-B-1, 4.96%, 04/20/29	1,319	1,325
Series 2024-B1-2, 5.44%, 10/20/32	1,001	1,011
Series 2025-B1-2, 4.84%, 09/20/33	450	453
HYT Commercial Mortgage Trust 2024-RGCY
Series 2024-A-RGCY, REMIC, 5.59%, (1 Month Term SOFR + 1.84%), 09/15/26 (e)	1,395	1,397
Hyundai Auto Lease Securitization Trust 2025-B
Series 2025-A3-B, 4.53%, 08/15/27	595	601
Series 2025-B-B, 4.94%, 10/15/27	1,235	1,249
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (e)	741	638
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (e)	2,374	2,378
Invesco CLO 2021-3 Ltd
Series 2021-A1R-3A, REMIC, 5.23%, (3 Month Term SOFR + 1.08%), 10/22/34 (e)	710	710
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
Series 2016-B-NINE, REMIC, 2.85%, 09/09/26 (e)	830	818
J.P. Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 03/25/42	340	294
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (e)	223	199
J.P. Morgan Mortgage Trust 2025-DSC1
Series 2025-A1-DSC1, REMIC, 5.58%, 04/25/29 (e)	1,539	1,556
J.P. Morgan Mortgage Trust 2025-DSC2
Series 2025-A1-DSC2, REMIC, 5.20%, 08/25/29 (e)	504	507
J.P. Morgan Mortgage Trust 2025-HE3
Series 2025-A1-HE3, REMIC, 5.42%, (SOFR 30-Day Average + 1.35%), 03/20/34 (e)	671	672
Jack in the Box Funding, LLC
Series 2022-A2I-1A, 3.45%, 02/25/27	2,971	2,876
Jersey Mike's Funding, LLC
Series 2021-A2I-1A, 2.89%, 02/15/27	49	49
JPMorgan Chase Bank, National Association
Series 2025-B-1, 4.75%, 04/25/29	821	827
KKR CLO 18 Ltd
Series A1R2-18, 5.19%, (3 Month Term SOFR + 1.05%), 10/18/35 (e)	4,385	4,388
KKR CLO 33 Ltd
Series AR-33A, 4.96%, (3 Month Term SOFR + 1.08%), 07/20/34 (e)	2,705	2,706
Series BR-33A, 5.48%, (3 Month Term SOFR + 1.60%), 07/20/34 (e)	1,735	1,739
KKR CLO 34 Ltd
Series AR-34A, 5.00%, (3 Month Term SOFR + 1.10%), 07/17/34 (e)	920	919
KKR CLO 40 Ltd
Series AR-40A, 5.18%, (3 Month Term SOFR + 1.30%), 10/20/34 (e)	2,860	2,860
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,353
Madison Park Funding XIII, Ltd
Series 2019-AR-33A, 5.19%, (3 Month Term SOFR + 1.29%), 10/15/32 (e)	4,078	4,081
Madison Park Funding XLV Ltd
Series 2020-ARR-45A, 4.98%, (3 Month Term SOFR + 1.08%), 07/15/34 (e)	805	805
Madison Park Funding XXIV Ltd
Series 2016-CR2-24A, 5.93%, (3 Month Term SOFR + 2.05%), 10/20/29 (e)	1,300	1,301
Marble Point CLO XV Ltd
Series 2019-A1R2-1A, REMIC, 4.90%, (3 Month Term SOFR + 1.04%), 07/23/32 (e)	1,637	1,637
MARQ Trust 2024-HOU
Series 2024-B-HOU, REMIC, 6.07%, (1 Month Term SOFR + 2.09%), 06/15/26 (e)	1,600	1,595
MED Commercial Mortgage Trust 2024-MOB
Series 2024-A-MOB, REMIC, 5.34%, (1 Month Term SOFR + 1.59%), 05/15/26 (e)	1,520	1,518
MFA 2025-NQM4 Trust
Series 2025-A1F-NQM4, REMIC, 5.07%, (SOFR 30-Day Average + 1.20%), 08/25/70 (e)	2,699	2,697
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (e)	137	134
MMAF Equipment Finance LLC 2021-A
Series 2021-A5-A, 1.19%, 11/13/43	365	356
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Series 2025-A1-C35, REMIC, 4.61%, 08/16/30	172	173
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	114	114
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	183	176
Series 2020-B-1A, 2.73%, 10/20/37	326	317
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	1,267	1,281
MVW 2023-2 LLC
Series 2023-A-2A, 6.18%, 11/20/40	246	253
Series 2023-B-2A, 6.33%, 11/20/40	166	171
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	505	490
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	1,972	1,904
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	121	120
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	394	387
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 02/15/29	567	550
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	354	337
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	238	224
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	204	193
Navistar Financial Dealer Note Master Owner Trust II
Series 2024-B-1, 5.79%, 04/27/26	150	151
Series 2024-C-1, 6.13%, 04/27/26	235	236
Series 2025-B-1, 4.42%, 09/25/30	235	234
Series 2025-C-1, 4.72%, 09/25/30	105	104
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	826	776
Neuberger Berman Loan Advisers CLO 42, Ltd.
Series 2021-AR-43A, 4.93%, (3 Month Term SOFR + 1.05%), 07/17/36 (e)	3,975	3,978

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust 2025-NQM4
Series 2025-A1-NQM4, REMIC, 5.35%, 07/25/65 (e) (g)	1,512	1,524
Series 2025-A2-NQM4, REMIC, 5.60%, 07/25/65 (g)	747	756
NMEF Funding 2025-A LLC
Series 2025-A2-A, 4.72%, 07/15/32	431	432
NYC Commercial Mortgage Trust 2021-909
Series 2025-B-28L, REMIC, 5.01%, 11/05/28 (e)	595	596
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 5.05%, (1 Month Term SOFR + 1.31%), 06/25/59 (e)	101	101
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 4.75%, (1 Month Term SOFR + 1.01%), 09/25/59 (e)	129	129
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 4.82%, (1 Month Term SOFR + 0.86%), 02/25/27 (e) (h)	167	165
Series 2020-2A2-EXP1, REMIC, 5.02%, (1 Month Term SOFR + 1.06%), 01/26/60 (e) (h)	187	185
OBX 2020-EXP2 Trust
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (e)	148	130
OBX 2020-EXP3 Trust
Series 2020-2A1-EXP3, REMIC, 4.97%, (1 Month Term SOFR + 11.00%), 01/25/60 (e)	383	381
OBX 2025-NQM15 Trust
Series 2025-A1-NQM15, REMIC, 5.14%, 07/25/65 (g)	658	661
Series 2025-A1F-NQM15, REMIC, 5.22%, (SOFR 30-Day Average + 1.15%), 07/25/65 (e) (g) (h)	461	460
Octagon Investment Partners 39 Ltd
Series 2018-AR-3A, 5.03%, (3 Month Term SOFR + 1.15%), 10/21/30 (e)	473	473
Octagon Investment Partners XXI Ltd
Series 2014-AAR4-1A, 4.40%, (3 Month Term SOFR + 0.81%), 02/14/31 (e)	327	327
Series 2014-A2R4-1A, 4.74%, (3 Month Term SOFR + 1.15%), 02/14/31 (e)	2,710	2,711
Series 2014-BR4-1A, 4.94%, (3 Month Term SOFR + 1.35%), 02/14/31 (e)	1,065	1,064
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	441
Series 2023-C-3A, 6.74%, 05/20/27	145	148
Octane Receivables Trust 2024-3
Series 2024-A2-3A, REMIC, 4.94%, 08/20/27	325	327
Series 2024-C-3A, REMIC, 5.51%, 10/20/28	405	412
Octane Receivables Trust 2025-RVM1
Series 2025-B-RVM1, 4.83%, 12/20/46	685	686
Series 2025-C-RVM1, 5.26%, 12/20/46	1,410	1,412
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 4.81%, (1 Month Term SOFR + 1.06%), 03/17/36 (e)	3,445	3,416
Series 2021-C-PARK, REMIC, 4.96%, (1 Month Term SOFR + 1.21%), 03/17/36 (e)	1,840	1,776
OZLM Funding II, Ltd.
Series 2012-AR4-2A, 5.04%, (3 Month Term SOFR + 1.20%), 07/30/37 (e)	2,600	2,597
Series 2012-BR4-2A, 5.59%, (3 Month Term SOFR + 1.75%), 07/30/37 (e)	1,755	1,753
Ozlm XXI Ltd
Series 2017-A1R-21A, 5.03%, (3 Month Term SOFR + 1.15%), 01/21/31 (e)	296	296
PEAC Solutions Receivables 2025-1 LLC
Series 2025-A2-1A, 4.94%, 10/20/28	840	843
Series 2025-A3-1A, 5.04%, 07/20/32	680	693
Post Road Equipment Finance 2024-1 LLC
Series 2024-A2-1A, 5.59%, 08/15/26	51	51
Progress Residential 2021-SFR8 Trust
Series 2021-C-SFR8, REMIC, 1.93%, 10/19/26	2,430	2,383
RCKT Mortgage Trust 2024-CES8
Series 2024-A1A-CES8, REMIC, 5.49%, 10/25/44 (g)	1,435	1,447
RCKT Mortgage Trust 2024-CES9
Series 2024-A1A-CES9, REMIC, 5.58%, 12/25/28 (g)	284	287
Rockford Tower CLO 2019-2 Ltd
Series 2019-AR2-2A, 5.02%, (3 Month Term SOFR + 1.13%), 08/20/32 (e)	2,195	2,198
Romark CLO II Ltd
Series 2018-A2R-2A, 5.51%, (3 Month Term SOFR + 1.65%), 07/25/31 (e)	3,225	3,225
Santander Bank, N.A.
Series 2024-B-A, 5.62%, 07/15/28	332	335
Series 2024-C-A, 5.82%, 07/15/28	407	412
Series 2024-B-B, 4.97%, 01/18/33	284	286
Series 2024-C-B, 5.14%, 01/18/33	395	398
Series 2023-A2-B, 5.64%, 12/15/33	167	169
Series 2023-D-B, 6.66%, 12/15/33	528	535
Series 2025-B-A, 4.48%, 01/15/34	250	251
Series 2025-C-A, 4.66%, 01/15/34	250	251
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	447	445
Santander Drive Auto Receivables Trust 2007-2
Series 2025-B-4, 4.27%, 10/16/28	1,175	1,176
Santander Drive Auto Receivables Trust 2021-4
Series 2021-E-4, 4.03%, 07/15/26	3,500	3,499
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,209	1,218
Santander Drive Auto Receivables Trust 2025-2
Series 2025-C-2, 4.39%, 10/16/28	600	599
Santander Mortgage Asset Receivable Trust 2025-CES1
Series 2025-A1A-CES1, REMIC, 5.04%, 10/25/29 (g)	1,412	1,411
Santander Mortgage Asset Receivable Trust 2025-NQM
Series 2025-A1-NQM6, 5.14%, 11/25/65 (e) (g)	491	492
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	730	729
Series 2022-C-1, 6.60%, 01/15/28	1,930	1,971
Series 2024-C-1, 4.83%, 10/15/29	3,270	3,283
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,211
SCF Equipment Leasing 2025-1 LLC
Series 2025-A2-1A, 4.82%, 07/22/30	480	482
Series 2025-A3-1A, 5.11%, 11/21/33	840	853
SDR Commercial Mortgage Trust 2024-DSNY
Series 2024-B-DSNY, REMIC, 5.49%, (1 Month Term SOFR + 1.80%), 05/18/26 (e)	1,210	1,207
SEB Funding LLC
Series 2024-A2-1A, 7.39%, 04/30/29	1,512	1,549
Securitized Term Auto Receivables Trust
Series 2025-B-A, 5.04%, 04/25/28	878	885
Securitized Term Auto Receivables Trust 2025-B
Series 2025-B-B, 4.93%, 09/25/28	275	276
Series 2025-C-B, 5.12%, 09/25/28	111	111
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 08/25/48 (e)	4	4
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (e)	81	76
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (e)	163	151
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	377	380
Series 2024-C-1A, 5.51%, 01/20/32	170	174
Sierra Timeshare 2025-2 Receivables Funding LLC
Series 2025-B-2A, 4.93%, 04/20/44	501	505
Sierra Timeshare 2025-3 Receivables Funding LLC
Series 2025-A-3A, 4.44%, 08/22/44	242	242
Series 2025-B-3A, 4.64%, 08/22/44	385	387
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 4.58%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (e)	511	509
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	1,734	1,645

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	247	234
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	1,259	1,190
SMB Private Education Loan Trust 2025-A
Series 2025-A1A-A, 5.13%, 09/15/36	857	871
Sound Point CLO XXI Ltd
Series 2019-BRR-1A, 5.53%, (3 Month Term SOFR + 1.65%), 01/20/32 (e)	325	326
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (e)	113	113
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (e)	497	479
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	266	258
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.16%, 08/25/56 (e) (h)	1,737	1,560
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
Series 2025-B-CA, 4.25%, 09/20/28	280	280
Series 2025-C-CA, 4.44%, 11/20/28	870	871
Stratus Funding CLO 2025-1 Ltd
Series 2025-B-1A, 5.35%, (3 Month Term SOFR + 1.45%), 07/15/33 (e)	905	905
Symphony CLO XXIII, Ltd.
Series 2020-AR2-23A, 4.80%, (3 Month Term SOFR + 0.90%), 01/17/34 (e)	1,399	1,398
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 5.23%, (3 Month Term SOFR + 1.34%), 04/20/33 (e)	764	764
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (e)	31	31
Tricon Residential 2024-SFR2 Trust
Series 2024-A-SFR2, REMIC, 4.75%, 06/20/28	832	840
Series 2024-D-SFR2, REMIC, 6.00%, 06/20/28	1,530	1,555
Trinitas CLO VI, Ltd.
Series 2017-AR4-6A, REMIC, 5.23%, (3 Month Term SOFR + 0.00%), 01/25/34 (e)	2,185	2,186
Trinitas CLO VII Ltd
Series 2017-A1R2-7A, 5.38%, (3 Month Term SOFR + 1.06%), 01/25/35 (e)	2,760	2,754
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (e)	300	274
U.S. Bank National Association
Series 2023-B-1, 6.79%, 08/25/32	127	128
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	651	662
Verdant Receivables 2024-1 LLC
Series 2024-A2-1A, 5.68%, 08/14/28	262	267
Verizon Master Trust
Series 2024-B-6, 4.42%, 08/20/27	1,975	1,984
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (e)	333	307
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (e)	199	183
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	288	263
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	404	384
Verus Securitization Trust 2023-7
Series 2023-A2-7, REMIC, 7.27%, 10/25/68 (g)	577	585
Verus Securitization Trust 2025-3
Series 2025-A1-3, REMIC, 5.62%, 05/25/70 (g)	565	571
Verus Securitization Trust 2025-7
Series 2025-A1F-7, REMIC, 5.38%, (SOFR 30-Day Average + 1.20%), 08/25/70 (e) (g) (h)	1,217	1,217
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	94	92
Wellfleet CLO 2021-1 Ltd
Series 2021-BR-1A, 5.53%, (3 Month Term SOFR + 1.65%), 04/20/34 (e)	2,180	2,182
Wells Fargo Commercial Mortgage Trust 2025-5C6
Series 2025-A1-5C6, REMIC, 4.31%, 06/15/30	362	362
Wheels Fleet Lease Funding 1 LLC
Series 2025-A1-3A, 4.08%, 09/18/40	595	597
Series 2025-C-3A, 4.79%, 09/18/40	815	816
Wingspire Equipment Finance 2025-1 LLC
Series 2025-A2-1A, 4.33%, 03/20/28	100	100
Series 2025-C-1A, 4.76%, 08/20/28	100	100
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,275
Zaxbys Funding LLC
Series 2021-A2-1A, 3.24%, 07/30/28	1,872	1,762
Total Non-U.S. Government Agency Asset-Backed Securities (cost $315,350)		314,980
GOVERNMENT AND AGENCY OBLIGATIONS 27.6%
U.S. Treasury Note 17.8%
Treasury, United States Department of
3.63%, 08/31/27	63,600	63,742
3.50%, 09/30/27 - 10/31/27	49,790	49,804
3.38%, 11/30/27	55,285	55,179
3.88%, 07/15/28 (i)	24,180	24,387
		193,112
Mortgage-Backed Securities 7.9%
Federal Home Loan Mortgage Corporation
6.36%, (1 Year Treasury + 2.25%), 09/01/33 (e)	5	5
6.50%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 09/01/33 (e)	2	2
6.00%, 09/01/34 - 08/01/55	10,191	10,535
6.11%, (1 Year Treasury + 2.11%), 10/01/34 (e)	4	4
3.00%, 11/01/34 - 06/01/52	1,304	1,167
5.89%, (1 Year Treasury + 2.25%), 11/01/34 (e)	6	7
6.28%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (e)	1	1
6.45%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.89%), 11/01/34 (e)	4	4
6.65%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 11/01/34 (e)	1	1
6.55%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 01/01/35 (e)	2	3
6.27%, (1 Year Treasury + 2.11%), 02/01/35 (e)	7	7
6.50%, (1 Year Treasury + 2.25%), 02/01/35 (e)	5	5
6.54%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 02/01/35 (e)	5	5
6.57%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (e)	2	2
6.66%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.68%), 02/01/35 (e)	3	3
6.87%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.90%), 02/01/35 (e)	3	3
6.45%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.75%), 06/01/35 (e)	53	54
6.49%, (1 Year Treasury + 2.37%), 09/01/35 (e)	149	153
6.53%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.66%), 10/01/35 (e)	13	14
6.51%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 03/01/36 (e)	27	28
7.50%, 06/01/38	89	94
7.00%, 03/01/39	102	109
5.00%, 12/01/41 - 06/01/55	1,561	1,570
4.00%, 12/01/49	403	389
2.50%, 01/01/52	2,214	1,902
4.50%, 09/01/52 - 02/01/53	4,505	4,420
5.50%, 08/01/53 - 07/01/55	5,475	5,578
6.50%, 09/01/54 - 01/01/55	464	481
Federal National Mortgage Association, Inc.
3.50%, 11/01/26 - 01/01/52	1,994	1,868
3.00%, 09/01/28 - 02/01/35	885	869
6.50%, 07/01/32 - 06/01/55	1,405	1,466
6.49%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 03/01/33 (e)	1	1
5.95%, (FTSE USD IBOR Consumer Cash Fallbacks Term 6M + 1.41%), 06/01/33 (e)	2	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
6.27%, (1 Year Treasury + 2.16%), 06/01/33 (e)	25	26
6.20%, (1 Year Treasury + 2.01%), 07/01/33 (e)	1	1
5.00%, 10/01/33 - 12/01/55	12,903	12,987
5.50%, 10/01/33 - 10/01/55	14,692	15,039
5.93%, (1 Year Treasury + 2.21%), 12/01/33 (e)	41	42
6.00%, 03/01/34 - 02/01/49	1,475	1,552
6.42%, (1 Year Treasury + 2.30%), 04/01/34 (e)	1	1
6.21%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.59%), 10/01/34 (e)	2	2
5.85%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.35%), 11/01/34 (e)	1	1
6.21%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.67%), 11/01/34 (e)	6	6
6.35%, (1 Year Treasury + 2.36%), 11/01/34 (e)	32	32
6.30%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.61%), 12/01/34 (e)	2	2
6.37%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 01/01/35 (e)	2	2
6.49%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.65%), 01/01/35 (e)	4	4
6.50%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.55%), 01/01/35 (e)	3	3
6.52%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.54%), 01/01/35 (e)	6	7
6.25%, (1 Year Treasury + 2.19%), 02/01/35 (e)	7	8
6.58%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.62%), 02/01/35 (e)	2	2
6.33%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.36%), 03/01/35 (e)	4	4
6.07%, (1 Year Treasury + 1.82%), 04/01/35 (e)	48	49
6.81%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.81%), 04/01/35 (e)	8	9
6.99%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.99%), 04/01/35 (e)	24	25
6.18%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.43%), 05/01/35 (e)	15	15
6.40%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.42%), 05/01/35 (e)	18	19
6.61%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.63%), 05/01/35 (e)	5	5
6.25%, (1 Year Treasury + 2.30%), 06/01/35 (e)	47	48
6.32%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 06/01/35 (e)	38	39
6.62%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.84%), 07/01/35 (e)	9	9
6.37%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.60%), 08/01/35 (e)	21	22
6.06%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 11/01/35 (e)	5	5
6.56%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.69%), 02/01/36 (e)	24	25
6.74%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Y + 1.74%), 03/01/36 (e)	27	28
4.50%, 09/01/39 - 11/01/52	5,373	5,310
4.00%, 08/01/43 - 09/01/52	4,647	4,439
2.00%, 10/01/50	522	426
2.50%, 01/01/52	2,211	1,890
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	734	750
6.00%, 07/15/36	261	272
4.50%, 09/20/40	168	168
3.50%, 03/20/43 - 04/20/43	785	743
5.50%, 09/15/45 - 12/20/48	780	804
4.00%, 09/20/45 - 10/20/50	916	882
3.00%, 09/20/47 - 09/20/49	1,329	1,208
TBA, 5.00%, 01/15/56 (j)	5,465	5,452
Government National Mortgage Association II
3.50%, 07/20/52	2,772	2,553
4.00%, 10/20/52	646	616
		86,284
Collateralized Mortgage Obligations 0.8%
Connecticut Avenue Securities Trust 2025-R03
Series 2025-2A1-R03, REMIC, 5.32%, (SOFR 30-Day Average + 1.45%), 03/27/45 (e)	457	460
Connecticut Avenue Securities Trust 2025-R06
Series 2025-1M1-R06, REMIC, 4.82%, (SOFR 30-Day Average + 0.95%), 09/25/45 (e)	724	724
Federal Home Loan Mortgage Corporation
Series 2021-M2-DNA7, REMIC, 5.67%, (SOFR 30-Day Average + 1.80%), 11/25/41 (e)	895	902
Series 2023-A1-HQA3, REMIC, 5.72%, (SOFR 30-Day Average + 1.85%), 11/25/43 (e)	461	465
Series 2024-A1-HQA1, REMIC, 5.12%, (SOFR 30-Day Average + 1.25%), 03/25/44 (e)	1,840	1,846
Series 2025-A1-DNA1, REMIC, 4.82%, (SOFR 30-Day Average + 0.95%), 01/25/45 (e)	283	284
Federal National Mortgage Association, Inc.
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	961	917
Freddie Mac STACR REMIC Trust 2025-DNA4
Series 2025-A1-DNA4, REMIC, 4.77%, (SOFR 30-Day Average + 0.90%), 10/25/29 (e)	1,489	1,490
Series 2025-M1-DNA4, REMIC, 4.97%, (SOFR 30-Day Average + 1.10%), 10/25/29 (e)	544	544
Series 2025-M1-DNA3, REMIC, 4.97%, (SOFR 30-Day Average + 1.10%), 09/25/45 (e)	1,055	1,056
		8,688
U.S. Treasury Inflation Indexed Securities 0.5%
Treasury, United States Department of
1.63%, 04/15/30 (k)	5,523	5,554
Sovereign 0.4%
Government of Saudi Arabia
5.13%, 01/13/28 (a)	1,270	1,295
Korea Housing Finance Corporation
4.63%, 02/24/28 (a)	2,500	2,538
		3,833
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A1-K753, REMIC, 4.60%, 06/25/30	983	992
Freddie Mac Multifamily Securities 2020-K737 Mortgage Trust
Series 2020-B-K737, REMIC, 3.32%, 11/25/26 (e)	900	893
		1,885
Total Government And Agency Obligations (cost $299,789)		299,356
SHORT TERM INVESTMENTS 3.7%
Commercial Paper 2.5%
Conagra Brands, Inc.
4.11%, 01/06/26	2,365	2,363
Crown Castle Inc.
4.21%, 01/22/26	2,965	2,958
Edison International
4.61%, 01/20/26	2,330	2,325
Harley-Davidson Funding Corp.
4.46%, 01/06/26	3,005	3,003
HCA Inc.
4.36%, 01/05/26	2,705	2,703
International Flavors & Fragrances Inc.
4.21%, 01/15/26	1,830	1,827
Jabil Inc.
4.19%, 01/09/26	2,935	2,932
Ovintiv Inc.
4.42%, 01/20/26	5,605	5,592
Southern California Edison Company
4.61%, 01/06/26	2,955	2,953
		26,656
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 3.64% (l) (m)	4,755	4,755
T. Rowe Price Government Reserve Fund - Class I, 3.67% (l) (m)	7,246	7,246
		12,001

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 3.74% (l) (m)	1,628	1,628
Total Short Term Investments (cost $40,286)		40,285
Total Investments 99.8% (cost $1,079,554)		1,083,070
Other Derivative Instruments 0.0%		16
Other Assets and Liabilities, Net 0.2%		1,836
Total Net Assets 100.0%		1,084,922

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $134,641 and 12.4% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) All or a portion of the security was on loan as of December 31, 2025.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(h) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $5,442.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	4,336	349,186	348,767	127	—	—	4,755	0.4
JNL Government Money Market Fund, 3.74% - Class SL	746	16,638	15,756	16	—	—	1,628	0.2
T. Rowe Price Government Reserve Fund, 3.67% - Class I	10,451	361,903	365,108	312	—	—	7,246	0.7
	15,533	727,727	729,631	455	—	—	13,629	1.3

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Corporacion Nacional del Cobre de Chile, 3.63%, 08/01/27	01/22/25	412	417	—
Corporacion Nacional del Cobre de Chile, 3.00%, 09/30/29	02/12/25	2,361	2,442	0.2
DP World Crescent Limited, 4.85%, 09/26/28	11/12/25	2,713	2,703	0.2
EQUATE Petrochemical, 2.63%, 04/28/28	05/20/25	2,251	2,257	0.2
First Abu Dhabi Bank PJSC, 5.13%, 10/13/27	04/15/25	2,828	2,850	0.3
KT&G Corporation, 5.00%, 05/02/28	04/24/25	1,260	1,285	0.1
PT. Bank Mandiri, 5.50%, 04/04/26	09/27/24	1,714	1,716	0.2
Saudi Arabian Mining Company, 5.25%, 02/13/30	09/24/25	635	631	0.1
Tengizchevroil Finance Company S.a r.l., 4.00%, 08/15/26	01/28/25	2,219	2,230	0.2
		16,393	16,531	1.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,769	April 2026	369,397	(124)	(49)

Short Contracts
United States 10 Year Note	(165)	March 2026	(18,698)	33	146
United States 10 Year Ultra Bond	(144)	March 2026	(16,664)	27	102
United States 5 Year Note	(442)	April 2026	(48,474)	52	161
United States Ultra Bond	(73)	March 2026	(8,771)	28	157
				140	566

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	428,449	—	428,449
Non-U.S. Government Agency Asset-Backed Securities	—	314,980	—	314,980
Government And Agency Obligations	—	299,356	—	299,356
Short Term Investments	13,629	26,656	—	40,285
	13,629	1,069,441	—	1,083,070
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	566	—	—	566
	566	—	—	566
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(49)	—	—	(49)
	(49)	—	—	(49)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 86.5%
Communication Services 15.5%
CCO Holdings, LLC
6.38%, 09/01/29 (a)	2,485	2,510
7.38%, 03/01/31 (a)	2,465	2,516
Digicel International Finance Limited
8.63%, 08/01/32 (a)	2,398	2,489
DIRECTV Financing, LLC
8.88%, 02/01/30 (a)	3,328	3,369
EchoStar Corporation
10.75%, 11/30/29	2,535	2,805
Getty Images, Inc.
10.50%, 11/15/30 (a)	1,238	1,244
Gray Media, Inc.
10.50%, 07/15/29 (a) (b)	2,005	2,153
7.25%, 08/15/33 (a)	980	1,001
Level 3 Financing, Inc.
6.88%, 06/30/33 (a)	2,440	2,497
7.00%, 03/31/34 (a)	1,469	1,511
Maya
7.00%, 04/15/32 (a)	2,455	2,528
Midcontinent Communications
8.00%, 08/15/32 (a)	2,446	2,505
Sinclair Television Group, Inc.
8.13%, 02/15/33 (a)	1,545	1,611
Uniti Group Inc.
8.63%, 06/15/32 (a)	2,589	2,548
VZ Secured Financing B.V.
7.50%, 01/15/33 (a) (b)	2,492	2,535
Windstream Services, LLC
8.25%, 10/01/31 (a)	1,805	1,894
7.50%, 10/15/33 (a)	1,654	1,700
Wulf Compute LLC
7.75%, 10/15/30 (a)	2,481	2,557
		39,973
Energy 13.9%
Aethon United BR LP
7.50%, 10/01/29 (a)	2,405	2,520
Ascent Resources - Utica, LLC
6.63%, 07/15/33 (a)	2,410	2,489
Chord Energy Corporation
6.75%, 03/15/33 (a)	2,455	2,531
Crescent Energy Finance LLC
8.38%, 01/15/34 (a)	2,530	2,510
Enbridge Inc.
8.25%, 01/15/84 (c)	2,310	2,458
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (a)	2,410	2,544
Ithaca Energy (North Sea) PLC
8.13%, 10/15/29 (a)	2,420	2,506
Kodiak Gas Services, LLC
6.50%, 10/01/33 (a)	1,239	1,264
PBF Holding Company LLC
9.88%, 03/15/30 (a)	240	246
7.88%, 09/15/30 (a)	2,575	2,474
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	2,395	2,494
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55	4,720	5,021
Sunoco LP
7.00%, 05/01/29 (a)	2,440	2,540
USA Compression Finance Corp.
6.25%, 10/01/33 (a)	1,250	1,262
Venture Global LNG, Inc.
9.00%, (100, 09/30/29) (a) (d)	370	292
Venture Global Plaquemines LNG, LLC
6.75%, 01/15/36 (a)	245	250
Weatherford International Ltd
6.75%, 10/15/33 (a)	2,480	2,536
		35,937
Consumer Discretionary 12.9%
Aston Martin Capital Holdings Limited
10.00%, 03/31/29 (a)	3,139	2,893
Avianca MidCo 2 PLC
9.63%, 02/14/30 (a)	1,480	1,482
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (a)	2,384	2,546
EG Global Finance PLC
12.00%, 11/30/28 (a)	3,155	3,421
Hilton Domestic Operating Company, Inc.
5.75%, 09/15/33 (a)	1,255	1,283
K. Hovnanian Enterprises, Inc.
8.38%, 10/01/33 (a)	2,470	2,510
LCM Investments Holdings II, LLC
8.25%, 08/01/31 (a)	2,355	2,486
LGI Homes, Inc.
8.75%, 12/15/28 (a)	2,450	2,553
Odeon Finco PLC
12.75%, 11/01/27 (a)	2,439	2,508
Saks Global Enterprises LLC
11.00%, 12/15/29 (a) (b)	4,760	24
Six Flags Operations Inc.
7.25%, 05/15/31 (a) (b)	5,283	5,072
Univision Communications Inc.
9.38%, 08/01/32 (a)	1,740	1,868
Voyager Parent, LLC
9.25%, 07/01/32 (a)	2,630	2,789
Warnermedia Holdings, Inc.
5.05%, 03/15/42	2,568	1,814
		33,249
Financials 10.9%
Alliant Holdings Intermediate, LLC
7.00%, 01/15/31 (a)	2,400	2,486
APH Somerset Inv 2 LLC
7.88%, 11/01/29 (a)	2,540	2,569
Aretec Escrow Issuer 2 Inc.
10.00%, 08/15/30 (a)	3,428	3,689
Asurion LLC
8.00%, 12/31/32 (a)	2,345	2,430
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (a)	2,405	2,561
Bread Financial Payments, Inc.
6.75%, 05/15/31 (a)	3,089	3,198
Encore Capital Group, Inc.
6.63%, 04/15/31 (a)	2,520	2,536
FirstCash, Inc.
6.88%, 03/01/32 (a)	1,130	1,175
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (a)	2,320	2,517
OneMain Finance Corporation
6.50%, 03/15/33	2,513	2,532
Osaic Holdings, Inc.
6.75%, 08/01/32 (a)	2,405	2,510
		28,203
Industrials 9.0%
AAR Escrow Issuer, LLC
6.75%, 03/15/29 (a)	2,435	2,521
Bombardier Inc.
7.25%, 07/01/31 (a)	2,335	2,487
Deluxe Corporation
8.13%, 09/15/29 (a)	2,380	2,507
Herc Holdings Inc.
6.00%, 03/15/34 (a)	2,545	2,579
JetBlue Airways Corporation
9.88%, 09/20/31 (a)	2,870	2,892
LATAM Airlines Group S.A.
7.88%, 04/15/30 (a)	2,995	3,144
7.63%, 01/07/31 (a)	825	868
Onesky Flight, LLC
8.88%, 12/15/29 (a)	2,403	2,563
Quikrete Holdings, Inc.
6.75%, 03/01/33 (a)	2,415	2,521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
TransDigm Inc.
6.00%, 01/15/33 (a)	1,204	1,232
		23,314
Health Care 5.6%
1261229 B.C. Ltd.
10.00%, 04/15/32 (a)	2,455	2,558
Amneal Pharmaceuticals, Inc.
6.88%, 08/01/32 (a)	2,370	2,494
Community Health Systems, Inc.
10.88%, 01/15/32 (a)	1,955	2,135
Genmab A/S
7.25%, 12/15/33 (a)	1,215	1,276
Heartland Dental, LLC
10.50%, 04/30/28 (a)	968	1,012
Herbalife International, Inc.
12.25%, 04/15/29 (a)	2,321	2,507
Tenet Healthcare Corporation
5.50%, 11/15/32 (a)	2,525	2,557
		14,539
Utilities 5.0%
Edison International
8.13%, 06/15/53	1,975	2,047
7.88%, 06/15/54	1,720	1,797
Hawaiian Electric Company, Inc.
6.00%, 10/01/33 (a)	2,495	2,520
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (d)	1,148	1,248
Talen Energy Supply, LLC
6.50%, 02/01/36 (a)	2,717	2,810
Vistra Corp.
8.00%, (100, 10/15/26) (a) (d)	2,474	2,525
		12,947
Real Estate 4.0%
Anywhere Real Estate Group LLC
7.00%, 04/15/30 (a)	2,659	2,648
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	2,574	2,537
VICI Properties L.P.
5.63%, 05/15/52	5,454	5,109
		10,294
Materials 3.5%
Celanese US Holdings LLC
7.38%, 02/15/34	2,565	2,608
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	2,424	2,549
8.00%, 03/01/33 (a)	1,175	1,252
Ivanhoe Mines Ltd
7.88%, 01/23/30 (a)	2,405	2,477
		8,886
Consumer Staples 3.3%
Avis Budget Car Rental, LLC
8.25%, 01/15/30 (a) (b)	3,585	3,710
Hertz Vehicle Financing II LP
12.63%, 07/15/29 (a)	1,220	1,229
Williams Scotsman, Inc.
7.38%, 10/01/31 (a)	3,275	3,417
		8,356
Information Technology 2.9%
Cloud Software Group, Inc.
9.00%, 09/30/29 (a)	2,415	2,515
8.25%, 06/30/32 (a)	2,365	2,476
Kioxia Holdings Corporation
6.63%, 07/24/33 (a)	1,200	1,249
McAfee Corp.
7.38%, 02/15/30 (a)	1,436	1,252
		7,492
Total Corporate Bonds And Notes (cost $223,191)		223,190
SENIOR FLOATING RATE INSTRUMENTS 7.1%
Information Technology 4.6%
Bending Spoons US Inc
Term Loan, 0.00%, (SOFR + 5.88%), 12/31/49 (e) (f)	2,789	2,698
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 11/14/32 (e)	2,585	2,602
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 8.84%, (SOFR + 5.00%), 09/10/32 (e)	3,840	3,840
LSF9 Atlantis Holdings, LLC
2025 Term Loan B, 7.75%, (3 Month Term SOFR + 3.75%), 03/29/29 (e)	2,580	2,581
		11,721
Consumer Discretionary 1.0%
Varsity Brands, Inc.
2025 1st Lien Term Loan, 7.03%, (3 Month Term SOFR + 3.00%), 08/26/31 (e)	2,642	2,651
Health Care 1.0%
Endo Luxembourg Finance Company I S.a r.l.
2024 1st Lien Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 04/23/31 (e)	2,632	2,609
Communication Services 0.5%
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/29 (e)	1,282	1,273
Total Senior Floating Rate Instruments (cost $18,174)		18,254
PREFERRED STOCKS 1.8%
Financials 1.8%
Osaic Financial Services, Inc., 6.50%, 11/30/27	198	4,652
Total Preferred Stocks (cost $3,793)		4,652
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (g)	5	18
Total Common Stocks (cost $16)		18
SHORT TERM INVESTMENTS 6.2%
Investment Companies 3.6%
JNL Government Money Market Fund - Class I, 3.64% (h) (i)	858	858
T. Rowe Price Government Reserve Fund - Class I, 3.67% (h) (i)	8,460	8,460
		9,318
Securities Lending Collateral 2.6%
JNL Government Money Market Fund - Class SL, 3.74% (h) (i)	6,567	6,567
Total Short Term Investments (cost $15,885)		15,885
Total Investments 101.6% (cost $261,059)		261,999
Other Assets and Liabilities, Net (1.6)%		(4,019)
Total Net Assets 100.0%		257,980

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $196,999 and 76.4% of the Fund.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Security fair valued in good faith as a Level 3 security in accordance with the

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	390	63,310	62,842	27	—	—	858	0.3
JNL Government Money Market Fund, 3.74% - Class SL	19,673	178,484	191,590	1,046	—	—	6,567	2.6
T. Rowe Price Government Reserve Fund, 3.67% - Class I	17,798	229,096	238,434	601	—	—	8,460	3.3
	37,861	470,890	492,866	1,674	—	—	15,885	6.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	223,190	—	223,190
Senior Floating Rate Instruments	—	18,254	—	18,254
Preferred Stocks	4,652	—	—	4,652
Common Stocks	—	—	18	18
Short Term Investments	15,885	—	—	15,885
	20,537	241,444	18	261,999

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 100.0%
Financials 21.9%
Allstate Corporation, The	276	57,375
American Express Company	161	59,497
Annaly Capital Management, Inc.	984	22,005
Apollo Global Management, Inc.	47	6,789
Bank of America Corporation	1,236	67,990
Berkshire Hathaway Inc. - Class B (a)	254	127,779
Capital One Financial Corporation	61	14,826
Charles Schwab Corporation, The	693	69,268
Chubb Limited	73	22,660
Citigroup Inc.	348	40,663
CME Group Inc. - Class A	69	18,863
Corebridge Financial, Inc.	46	1,390
Fifth Third Bancorp	821	38,408
Goldman Sachs Group, Inc., The	37	32,679
Intercontinental Exchange, Inc.	371	60,045
JPMorgan Chase & Co.	467	150,555
KeyCorp	330	6,804
MetLife, Inc.	120	9,455
Morgan Stanley	193	34,334
Progressive Corporation, The	21	4,823
Travelers Companies, Inc., The	71	20,484
Visa Inc. - Class A	60	21,146
		887,838
Industrials 15.8%
AMETEK, Inc.	376	77,291
Caterpillar Inc.	80	45,918
CSX Corporation	875	31,730
Deere & Company	210	97,792
Equifax, Inc.	81	17,606
General Electric Company	116	35,798
Norfolk Southern Corporation	115	33,061
Northrop Grumman Corporation	29	16,450
Old Dominion Freight Line, Inc.	240	37,657
Owens Corning	122	13,604
PACCAR Inc.	8	876
Parker-Hannifin Corporation	79	69,316
Pentair Public Limited Company	195	20,255
Republic Services, Inc.	226	47,851
W.W. Grainger, Inc.	26	25,832
Westinghouse Air Brake Technologies Corporation	334	71,257
		642,294
Information Technology 12.5%
Analog Devices, Inc.	169	45,796
Arista Networks, Inc. (a)	368	48,279
Cisco Systems, Inc.	587	45,217
Intel Corporation (a)	732	27,018
InterDigital, Inc. (b)	35	11,207
International Business Machines Corporation	87	25,652
Keysight Technologies, Inc. (a)	528	107,354
KLA Corporation	24	28,766
Lam Research Corporation	199	34,080
Microsoft Corporation	38	18,213
Salesforce, Inc.	70	18,411
TE Connectivity Public Limited Company	123	27,909
Texas Instruments Incorporated	395	68,584
		506,486
Health Care 11.8%
Abbott Laboratories	286	35,889
Alcon AG	156	12,278
AstraZeneca PLC - ADR	278	25,531
Cencora, Inc.	180	60,735
Cigna Group, The	51	14,085
Danaher Corporation	65	14,862
Elevance Health, Inc.	118	41,408
Gilead Sciences, Inc.	516	63,372
Johnson & Johnson	162	33,505
Merck & Co., Inc.	82	8,579
Quest Diagnostics Incorporated	121	21,010
Revvity, Inc.	398	38,491
Tenet Healthcare Corporation (a)	267	53,049
UnitedHealth Group Incorporated	173	57,246
		480,040
Energy 7.7%
Chevron Corporation	365	55,571
ConocoPhillips	785	73,508
Exxon Mobil Corporation	244	29,344
Range Resources Corporation	1,244	43,856
Schlumberger Limited	1,020	39,134
TechnipFMC PLC	671	29,893
Valero Energy Corporation	260	42,393
		313,699
Consumer Discretionary 7.2%
Amazon.com, Inc. (a)	228	52,639
AutoZone, Inc. (a)	15	52,450
Booking Holdings Inc.	6	33,594
Home Depot, Inc., The	141	48,409
Lowe`s Companies, Inc.	113	27,275
McDonald's Corporation	197	60,077
Toll Brothers, Inc.	118	15,996
Tractor Supply Company	49	2,435
		292,875
Communication Services 6.9%
Alphabet Inc. - Class A	311	97,227
Alphabet Inc. - Class C	256	80,323
Meta Platforms, Inc. - Class A	32	20,991
Pinterest, Inc. - Class A (a)	680	17,597
T-Mobile US, Inc.	169	34,393
Walt Disney Company, The	268	30,468
		280,999
Consumer Staples 5.1%
Colgate-Palmolive Company	383	30,241
Dollar Tree, Inc. (a)	346	42,509
Mondelez International, Inc. - Class A	1,066	57,393
Procter & Gamble Company, The	442	63,365
Walmart Inc.	117	13,064
		206,572
Materials 4.2%
Ball Corporation	544	28,805
Franco-Nevada Corporation	32	6,697
International Paper Company	1,529	60,237
Linde Public Limited Company	133	56,716
PPG Industries, Inc.	165	16,929
		169,384
Utilities 4.0%
Ameren Corporation	402	40,177
Atmos Energy Corporation	103	17,335
The Southern Company	705	61,467
XCEL Energy Inc.	574	42,416
		161,395
Real Estate 2.9%
Equity Lifestyle Properties, Inc.	315	19,098
Essex Property Trust, Inc.	87	22,861
Public Storage Operating Company	61	15,948
VICI Properties Inc.	597	16,780
Welltower Inc.	225	41,668
		116,355
Total Common Stocks (cost $3,429,102)		4,057,937
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	3,962	3,962
T. Rowe Price Government Reserve Fund - Class I, 3.67% (c) (d)	1,194	1,194
		5,156
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	224	224
Total Short Term Investments (cost $5,380)		5,380
Total Investments 100.1% (cost $3,434,482)		4,063,317
Other Assets and Liabilities, Net (0.1)%		(3,379)
Total Net Assets 100.0%		4,059,938

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	3,882	331,746	331,666	151	—	—	3,962	0.1
JNL Government Money Market Fund, 3.74% - Class SL	—	195,257	195,033	157	—	—	224	—
T. Rowe Price Government Reserve Fund, 3.67% - Class I	18,285	479,319	496,410	294	—	—	1,194	—
	22,167	1,006,322	1,023,109	602	—	—	5,380	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,057,937	—	—	4,057,937
Short Term Investments	5,380	—	—	5,380
	4,063,317	—	—	4,063,317

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 97.4%
China 77.7%
Alibaba Group Holding Limited (a)	31	573
Alibaba Group Holding Limited - ADR	1	194
BYD Company Limited - Class H	8	97
China Merchants Bank Co., Ltd. - Class H	80	542
Contemporary Amperex Technology Co., Limited - Class A	15	776
DiDi Global Inc. - Class A - ADR (b)	139	735
Full Truck Alliance Co. Ltd. - Class A - ADR	21	231
HUYA Inc. - Class A - ADR (b)	60	172
Kanzhun Limited - ADR	13	265
Kingsoft Cloud Holdings Limited (a) (b) (c)	472	333
Kweichow Moutai Co., Ltd. - Class A	2	296
Meituan - Class B (a) (b)	13	172
PDD Holdings Inc. - ADR (b)	2	249
Shengyi Technology Co., Ltd. - Class A	51	520
Shenzhen Inovance Technology Co., Ltd. - Class A	38	404
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	9	231
Sieyuan Electric Co., Ltd. - Class A	17	385
Suzhou Tianmai Thermal Technology Co., Ltd. - Class A	12	320
Tencent Holdings Limited	19	1,442
Trip.com Group Limited - ADR	3	191
Xiamen Meitu Technology Co., Ltd.	501	450
Xiaomi Corporation (a) (b)	59	296
		8,874
Hong Kong 11.5%
Futu Holdings Limited - ADR	1	173
Melco Resorts & Entertainment Limited - ADR (b)	25	191
TIME Interconnect Technology Limited (a) (c)	170	372
Wasion Holdings Limited	264	582
		1,318
Netherlands 5.1%
Prosus N.V. - ADR	47	587
United States of America 3.1%
ACM Research, Inc. - Class A (b)	9	350
Total Common Stocks (cost $10,924)		11,129
SHORT TERM INVESTMENTS 4.7%
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 3.64% (d) (e)	295	295
Securities Lending Collateral 2.1%
JNL Government Money Market Fund - Class SL, 3.74% (d) (e)	243	243
Total Short Term Investments (cost $538)		538
Total Investments 102.1% (cost $11,462)		11,667
Other Assets and Liabilities, Net (2.1)%		(243)
Total Net Assets 100.0%		11,424

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of December 31, 2025.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	157	19,325	19,187	21	—	—	295	2.6
JNL Government Money Market Fund, 3.74% - Class SL	—	2,455	2,212	2	—	—	243	2.1
	157	21,780	21,399	23	—	—	538	4.7

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	03/20/25	593	573	5.0
Kingsoft Cloud Holdings Limited	09/10/25	389	333	2.9
Meituan - Class B	03/20/25	210	172	1.5
TIME Interconnect Technology Limited	11/20/25	335	372	3.3
Xiaomi Corporation	06/16/25	366	296	2.6
		1,893	1,746	15.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	3,338	7,791	—	11,129
Short Term Investments	538	—	—	538
	3,876	7,791	—	11,667

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 96.5%
United Kingdom 15.7%
3i Group PLC	1,206	53,040
AstraZeneca PLC	275	51,174
BAE Systems PLC	3,814	88,117
Experian PLC	680	30,809
Rolls-Royce Holdings PLC	7,692	119,269
		342,409
United States of America 14.7%
AON Public Limited Company - Class A	82	29,027
Arch Capital Group Ltd. (a)	531	50,983
Ferguson Enterprises Inc.	186	41,323
Linde Public Limited Company	81	34,681
Philip Morris International Inc.	481	77,131
Seagate Technology Holdings Public Limited Company	215	59,149
Waste Connections, Inc.	166	29,193
		321,487
Germany 13.3%
Deutsche Borse Aktiengesellschaft - Class N	122	32,079
Rheinmetall Aktiengesellschaft	18	32,174
SAP SE	277	67,027
Siemens Energy AG (a)	1,129	158,018
		289,298
Netherlands 7.7%
Adyen N.V. (a) (b)	30	48,871
ASM International N.V.	61	37,020
ASML Holding N.V. - ADR	77	82,144
		168,035
Taiwan 6.5%
Taiwan Semiconductor Manufacturing Company Limited - ADR	466	141,650
Canada 5.8%
Canadian Natural Resources Limited	937	31,728
Canadian Pacific Kansas City Limited	677	49,866
Shopify Inc. - Class A (a)	275	44,316
		125,910
Japan 5.3%
Mitsubishi Heavy Industries, Ltd.	2,803	68,842
Nintendo Co., Ltd.	682	46,074
		114,916
Singapore 3.8%
Sea Limited - Class A - ADR (a)	658	83,955
France 3.5%
Safran	220	77,082
China 2.7%
Tencent Holdings Limited	764	58,761
Sweden 2.6%
Spotify Technology S.A. (a)	98	56,930
Switzerland 2.4%
UBS Group AG	1,151	53,202
Brazil 2.2%
NU Holdings Ltd. - Class A (a)	2,862	47,908
South Korea 2.1%
Coupang, Inc. - Class A (a)	1,932	45,569
Argentina 1.9%
MercadoLibre, Inc. (a)	21	41,508
India 1.9%
ICICI Bank Limited - ADR	1,384	41,234
Israel 1.7%
Monday.Com Ltd. (a)	153	22,593
Teva Pharmaceutical Industries Ltd - ADR (a)	477	14,883
		37,476
Italy 1.4%
Ferrari N.V.	84	31,180
Denmark 1.3%
Novo Nordisk A/S - Class B	554	28,205
Total Common Stocks (cost $1,565,186)		2,106,715
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	77,327	77,327
Total Short Term Investments (cost $77,327)		77,327
Total Investments 100.0% (cost $1,642,513)		2,184,042
Other Assets and Liabilities, Net (0.0)%		(831)
Total Net Assets 100.0%		2,183,211

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	32,385	741,847	696,905	2,760	—	—	77,327	3.5
JNL Government Money Market Fund, 3.74% - Class SL	—	85,215	85,215	181	—	—	—	—
	32,385	827,062	782,120	2,941	—	—	77,327	3.5

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	06/27/22	36,209	48,871	2.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	—	342,409	—	342,409
United States of America	321,487	—	—	321,487
Germany	—	289,298	—	289,298
Netherlands	82,144	85,891	—	168,035
Taiwan	141,650	—	—	141,650
Canada	125,910	—	—	125,910
Japan	—	114,916	—	114,916
Singapore	83,955	—	—	83,955
France	—	77,082	—	77,082
China	—	58,761	—	58,761
Sweden	56,930	—	—	56,930
Switzerland	—	53,202	—	53,202
Brazil	47,908	—	—	47,908
South Korea	45,569	—	—	45,569
Argentina	41,508	—	—	41,508
India	41,234	—	—	41,234
Israel	37,476	—	—	37,476
Italy	—	31,180	—	31,180
Denmark	—	28,205	—	28,205
Short Term Investments	77,327	—	—	77,327
	1,103,098	1,080,944	—	2,184,042

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 58.6%
Financials 19.2%
1RT Acquisition Corp. (a)	1	6
A Paradise Acquisition Corp. (a)	2	17
A Paradise Acquisition Corp. - Class A (a)	18	184
AA Mission Acquisition Corp. - Class A (a)	8	89
AA Mission Acquisition Corp. II (a)	8	76
Activate Energy Acquisition Corp. (a)	6	56
AI Infrastructure Acquisition Corp. (a)	6	65
AI Infrastructure Acquisition Corp. - Class A (a)	4	42
American Drive Acquisition Co. (a)	3	25
Andretti Acquisition Corp. II - Class A (a)	9	94
Apex Treasury Corporation (a)	2	24
Apex Treasury Corporation - Class A (a)	8	79
Archimedes Tech Spac Partners II Co. (a)	10	98
Armada Acquisition Corp. II - Class A (a)	12	121
Axiom Intelligence Acquisition Corp 1 - Class A (a)	11	111
Bain Capital GSS Investment Corp. (a)	4	41
Berto Acquisition Corp. (a)	7	71
BEST SPAC I Acquisition Corp. - Class A (a)	1	8
Bitcoin Infrastructure Acquisition Corp. Ltd (a)	4	35
Blue Acquisition Corp (a)	2	21
Blue Water Acquisition Corp. III (a)	7	69
Blue Water Acquisition Corp. III - Class A (a)	3	33
Bluerock Acquisition Corp. (a)	4	40
Brighthouse Financial, Inc. (a)	1	67
BTC Development Corp. (a)	1	8
Cadence Bank	6	236
Cal Redwood Acquisition Corp. (a)	2	25
Cal Redwood Acquisition Corp. - Class A (a)	11	108
Calisa Acquisition Corp (a)	—	3
Cantaloupe, Inc. (a)	5	55
Cantor Equity Partners I, Inc. - Class A (a)	2	21
Cantor Equity Partners III, Inc. - Class A (a)	1	8
Cantor Equity Partners IV Inc. - Class A (a)	3	33
Cantor Equity Partners V, Inc. - Class A (a)	7	74
Cartesian Growth Corp III - Class A (a)	4	37
Cayson Acquisition Corp. (a)	3	33
Centurion Acquisition Corp. - Class A (a)	—	—
ChampionsGate Acquisition Corp. (a)	1	10
Chenghe Acquisition III Co. (a)	4	44
Chenghe Acquisition III Co. - Class A (a)	—	—
Churchill Capital Corp. XI (a)	1	9
CO2 Energy Transition Corp. (a)	36	375
Cohen Circle Acquisition Corp. II (a)	3	36
Copley Acquisition Corp. (a)	4	39
Crane Harbor Acquisition Corp. II (a)	1	8
Crown Reserve Acquisition Corp. I (a)	4	40
Crown Reserve Acquisition Corp. I - Class A (a)	10	96
CSLM Digital Asset Acquisition Corp III Ltd. (a)	6	65
CSLM Digital Asset Acquisition Corp III Ltd. - Class A (a)	6	63
D. Boral Arc Acquisition I Corp. - Class A (a)	20	200
Daedalus Special Acquisition Corp. (a)	3	31
Drugs Made In America Acquisition II Corp. (a)	8	81
Drugs Made In America Acquisition II Corp. (a)	8	79
DT Cloud Star Acquisition Corporation (a)	7	81
Dune Acquisition Corp. II - Class A (a)	6	62
Dynamix Corp. III (a)	1	8
EGH Acquisition Corp. - Class A (a)	5	54
Emmis Acquisition Corp. - Class A (a)	3	28
EQV Ventures Acquisition Corp. (a)	13	125
Eureka Acquisition Corp - Class A (a)	1	9
FG Merger II Corp. (a)	19	194
Fifth Era Acquisition Corp I - Class A (a)	1	14
FIGX Capital Acquisition Corp. (a)	1	14
FIGX Capital Acquisition Corp. - Class A (a)	2	20
Flagship Acquisition Corporation (a)	1	9
Future Vision II Acquisition Corp. (a)	7	69
FutureCrest Acquisition Corp. (a)	—	2
Galata Acquisition Corp. II (a)	3	28
Gesher Acquisition Corp. II - Class A (a)	4	43
GigCapital7 Corp. - Class A (a)	2	17
GigCapital8 Corp. - Class A (a)	17	172
Globa Terra Acquisition Corp - Class A (a)	22	224
Gores Holdings X, Inc. - Class A (a)	8	87
GP-Act III Acquisition Corp. - Class A (a)	4	43
Graf Global Corp. - Class A (a)	4	43
GSR IV Acquisition Corp. (a)	11	108
Harvard Ave Acquisition Corp. (a)	10	96
Haymaker Acquisition Corp. IV - Class A (a)	12	140
HCM III Acquisition Corp. (a)	—	4
Highview Merger Corp. - Class A (a)	3	27
Indigo Acquisition Corp. (a)	4	40
Inflection Point Acquisition Corp. V - Class A (a)	1	11
Iron Horse Acquisitions Corp. II (a)	3	25
ITHAX Acquisition Corp III (a)	4	40
Jackson Acquisition Co II - Class A (a)	4	37
Jena Acquisition Corp II - Class A (a)	15	151
K&F Growth Acquisition Corp. II - Class A (a)	4	46
Kochav Defense Acquisition Corp. - Class A (a)	5	49
LaFayette Acquisition Corp. (a)	3	32
Lake Superior Acquisition Corp. (a)	4	41
Lake Superior Acquisition Corp. - Class A (a)	3	32
Lakeshore Acquisition III Corp. (a)	11	116
Launchpad Cadenza Acquisition Corp. (a)	6	57
Leapfrog Acquisition Corp. (a)	2	20
LightWave Acquisition Corp. - Class A (a)	12	122
Lionheart Holdings - Class A (a)	7	69
Live Oak Acquisition Corp V - Class A (a)	9	93
M3-Brigade Acquisition VI Corp. (a)	1	8
McKinley Acquisition Corporation (a)	2	16
McKinley Acquisition Corporation - Class A (a)	4	40
Meshflow Acquisition Corp (a)	6	56
Mountain Lake Acquisition Corp. - Class A (a)	11	116
New Providence Acquisition Corp. III - Class A (a)	20	207
Newbury Street Acquisition Corporation - Class A (a)	13	140
NewHold Investment Corp. III - Class A (a)	4	39
NMP Acquisition Corp. - Class A (a)	8	81
Origin Investment Corp I (a)	4	41
Otg Acquisition Corp. I (a)	2	21
Oxley Bridge Acquisition Ltd. (a)	3	33
Oxley Bridge Acquisition Ltd. - Class A (a)	14	138
Oyster Enterprises II Acquisition Corp - Class A (a)	11	111
Perimeter Acquisition Corp. I (a)	2	26
Pioneer Acquisition I Corp (a)	12	125
Pioneer Acquisition I Corp - Class A (a)	6	55
ProCap Acquisition Corp (a)	1	12
ProCap Acquisition Corp - Class A (a)	4	40
Pyrophyte Acquisition Corp. II - Class A (a)	4	40
Quantumsphere Acquisition Corporation (a)	2	17
Quantumsphere Acquisition Corporation (a)	4	40
Quartzsea Acquisition Corporation (a)	12	121
Real Asset Acquisition Corp. - Class A (a)	4	37
Republic Digital Acquisition Co. (a)	1	13
Roman DBDR Acquisition Corp. II (a)	3	34
Siddhi Acquisition Corp. - Class A (a)	23	232
Silicon Valley Acquisition Corp. (a)	3	28
Silver Pegasus Acquisition Corp. (a)	2	21
Silver Pegasus Acquisition Corp. - Class A (a)	6	57
SilverBox Corp IV - Class A (a)	5	49
SilverBox Corp V (a)	2	16
SIM Acquisition Corp. I - Class A (a)	8	86
Sizzle Acquisition Corp II - Class A (a)	14	138
Social Commerce Partners Corp. (a)	2	20
Solarius Capital Acquisition Corp. - Class A (a)	10	104
Soulpower Acquisition Corp - Class A (a)	9	90
Spring Valley Acquisition Corp. III (a)	3	33
Starry Sea Acquisition Corp. (a)	6	60
Stellar V Capital Corp. - Class A (a)	4	37
Thayer Ventures Acquisition Corporation II - Class A (a)	9	89
Titan Acquisition Corp - Class A (a)	9	91
Translational Development Acquisition Corp. (a)	3	34
UY Scuti Acquisition Corp. (a)	2	18
Vendome Acquisition Corp I - Class A (a)	8	84
Viking Acquisition Corp. I (a)	1	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Voyager Acquisition Corp. - Class A (a)	10	104
Wen Acquisition Corp. (a)	6	65
Wen Acquisition Corp. - Class A (a)	1	9
Wintergreen Acquisition Corp. (a)	—	1
Wintergreen Acquisition Corp. (a)	4	41
		9,117
Communication Services 14.7%
Electronic Arts Inc. (b)	1	261
Endeavor Group Holdings, Inc. - Class A (c) (d)	110	3,017
Frontier Communications Parent, Inc. (a)	1	42
Liberty Broadband Corporation - Series A (a) (e)	10	501
TEGNA Inc.	3	54
Warner Bros. Discovery, Inc. - Series A (a) (b) (e)	107	3,091
		6,966
Industrials 11.4%
Air Lease Corporation - Class A	6	357
Chart Industries, Inc. (a)	—	2
CSX Corporation (b) (e)	54	1,959
Dayforce, Inc. (a)	9	632
Honeywell International Inc. (b)	1	215
Norfolk Southern Corporation (e)	7	2,119
Taskus, Inc. - Class A (a)	10	118
		5,402
Health Care 4.2%
Avidity Biosciences, Inc. (a) (e)	16	1,155
Exact Sciences Corporation (a)	3	344
Hologic, Inc. (a)	7	499
		1,998
Consumer Discretionary 3.2%
Aptiv PLC (a) (e)	20	1,529
Materials 2.7%
New Gold Inc (a)	53	462
Sealed Air Corporation	13	551
Teck Resources Limited - Class B (b)	6	277
		1,290
Consumer Staples 1.7%
Kenvue Inc.	1	12
Kimberly-Clark Corporation	1	144
Kraft Heinz Company, The (b)	16	383
Treehouse Foods, Inc. (a)	11	256
		795
Information Technology 1.3%
Confluent, Inc. - Class A (a)	17	526
CyberArk Software Ltd. (a)	—	91
		617
Energy 0.2%
SunocoCorp LLC (a)	2	112
Total Common Stocks (cost $26,915)		27,826
CORPORATE BONDS AND NOTES 15.3%
Communication Services 4.2%
EchoStar Corporation
10.75%, 11/30/29	355	393
Frontier Communications Holdings, LLC
5.88%, 11/01/29	157	159
6.00%, 01/15/30 (f)	276	280
Getty Images, Inc.
14.00%, 03/01/28 (f)	629	593
11.25%, 02/21/30 (f)	600	563
		1,988
Information Technology 2.9%
AMS-Osram AG
2.13%, 11/03/27, EUR (g) (h)	1,100	1,224
Dye & Durham Limited
3.75%, 03/01/26, CAD (g) (h)	211	138
		1,362
Industrials 2.6%
Mauser Packaging Solutions Holding Company
9.25%, 04/15/30 (f)	1,304	1,252
Energy 2.0%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/26 (f)	746	749
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	195	197
		946
Financials 1.5%
MoneyGram International, Inc.
9.00%, 06/01/30 (f)	188	129
SBL Holdings, Inc.
6.50%, (100, 11/13/26) (f) (i)	645	610
		739
Consumer Discretionary 1.3%
Azul Secured Finance LLP
15.00%, 09/30/26 (f) (j)	598	606
Health Care 0.6%
Exact Sciences Corporation
2.00%, 03/01/30 (f) (g)	194	269
Materials 0.2%
Illuminate Buyer LLC
9.00%, 07/01/28 (f)	112	112
Total Corporate Bonds And Notes (cost $7,312)		7,274
SENIOR FLOATING RATE INSTRUMENTS 6.1%
Communication Services 6.1%
CommScope, Inc.
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 12/15/29 (k)	700	700
Lumen Technologies, Inc.
2024 Extended Term Loan B1, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/29 (k)	213	212
2024 Extended Term Loan B2, 6.38%, (1 Month Term SOFR + 2.35%), 04/15/30 (k)	963	957
Syniverse Holdings, Inc.
2022 Term Loan, 11.00%, (3 Month Term SOFR + 7.00%), 05/06/27 (k)	1,064	1,022
Total Senior Floating Rate Instruments (cost $2,940)		2,891
INVESTMENT COMPANIES 2.9%
BlackRock Municipal Income Quality Trust	21	230
BlackRock Municipal Income Trust	12	121
BlackRock Municipal Income Trust II	12	126
BlackRock MuniHoldings Fund Inc	8	92
BlackRock MuniHoldings Quality Fund II Inc	8	78
BlackRock MuniYield Quality Fund	12	135
BlackRock MuniYield Quality Fund III, Inc.	10	107
Eaton Vance Floating-Rate Income Trust	5	54
Franklin Universal Trust	34	273
Nuveen Amt-Free Municipal Credit Income Fund	11	143
Saba Capital Income & Opportunities Fund	2	15
Total Investment Companies (cost $1,373)		1,374
OTHER EQUITY INTERESTS 2.3%
Altaba Inc. (a) (l) (m)	839	1,070
Pershing Square Tontine Holdings, Ltd. (a) (l) (m)	16	—
Total Other Equity Interests (cost $1,124)		1,070
PREFERRED STOCKS 1.9%
Real Estate 1.0%
City Office REIT, Inc., 6.63%, (25, 1/09/26) (i)	19	488
Financials 0.9%
Federal Home Loan Mortgage Corporation, 0.00%, (25, 12/31/27) (a) (i) (n)	17	246
Federal National Mortgage Association, Inc. (a) (f) (i)	12	155
Federal National Mortgage Association, Inc., 8.25%, (25, 02/07/26) (a) (i)	2	32
		433
Total Preferred Stocks (cost $899)		921
RIGHTS 0.7%
Akouos, Inc. (a) (l)	11	5
Axiom Intelligence Acquisition Corp 1 (a)	3	1
BEST SPAC I Acquisition Corp. (a)	1	—
Bristol-Myers Squibb Company (a) (l)	92	92
Cayson Acquisition Corp. (a)	3	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
EGH Acquisition Corp. (a)	1	—
Emmis Acquisition Corp. (a)	3	—
ESH Acquisition Corp. (a)	11	2
Inhibrx, Inc. (a) (l)	4	3
Jena Acquisition Corp II (a)	7	1
K&F Growth Acquisition Corp. II (a)	4	1
Lakeshore Acquisition III Corp. (a)	7	2
Mountain Lake Acquisition Corp. (a)	6	1
Oyster Enterprises II Acquisition Corp (a)	4	1
Pan American Silver Corp. (a)	446	221
Pershing Square SPARC Holdings, Ltd. (a) (l)	4	1
Sizzle Acquisition Corp II (a)	4	1
Soulpower Acquisition Corp (a)	5	1
Spring Valley Acquisition Corp. II (a)	1	1
Thayer Ventures Acquisition Corporation II (a)	5	1
UY Scuti Acquisition Corp. (a)	2	—
Total Rights (cost $623)		336
WARRANTS 0.1%
Alchemy Investments Acquisition Corp 1 (a)	6	1
Aldel Financial II Inc. (a)	3	1
Altenergy Acquisition Corp. (a)	2	—
Archimedes Tech Spac Partners II Co. (a)	3	1
Armada Acquisition Corp. II (a)	1	1
Berto Acquisition Corp. (a)	1	—
Cartesian Growth Corp III (a)	—	—
Cartesian Growth Corporation II (a)	2	1
Copley Acquisition Corp. (a)	1	—
Corner Growth Acquisition Corp. (a) (l)	4	—
Dune Acquisition Corp. II (a)	4	1
Gesher Acquisition Corp. II (a)	2	1
Goal Acquisitions Corp. (a) (l)	119	1
Gores Holdings X, Inc. (a)	2	1
Graf Global Corp. (a)	2	1
iLearningEngines, Inc. (a) (l)	16	—
Jaws Mustang Acquisition Corp. (a)	8	—
LeddarTech Holdings Inc. (a)	37	—
LightWave Acquisition Corp. (a)	4	1
Live Oak Acquisition Corp V (a)	2	2
New Providence Acquisition Corp. III (a)	7	3
Newbury Street Acquisition Corporation (a)	4	1
NewHold Investment Corp. III (a)	2	1
Roman DBDR Acquisition Corp. II (a)	3	2
Stellar V Capital Corp. (a)	2	1
Target Global Acquisition I Corp. (a) (l)	4	—
Tevogen Bio Holdings Inc. (a)	3	—
Titan Acquisition Corp (a)	4	2
Voyager Acquisition Corp. (a)	4	1
Total Warrants (cost $119)		24
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
JNL Government Money Market Fund - Class I, 3.64% (o) (p)	2,227	2,227
Total Short Term Investments (cost $2,227)		2,227
Total Investments 92.6% (cost $43,532)		43,943
Total Securities Sold Short (1.0)% (proceeds $430)		(476)
Total Purchased Options 0.1% (cost $198)		69
Other Derivative Instruments (0.4)%		(173)
Other Assets and Liabilities, Net 8.7%		4,089
Total Net Assets 100.0%		47,452

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(d) Shares subject to merger appraisal rights.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $5,515 and 11.6% of the Fund.

(g) Convertible security.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) As of December 31, 2025, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.5% of the Fund’s net assets.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.0%)
COMMON STOCKS (0.7%)
Materials (0.6%)
Coeur Mining, Inc.	(14)	(256)
Information Technology (0.1%)
Palo Alto Networks, Inc.	—	(58)
Industrials (0.0%)
Union Pacific Corporation	—	(17)
Total Common Stocks (proceeds $286)		(331)
INVESTMENT COMPANIES (0.3%)
State Street Consumer Staples Select Sector SPDR ETF	(2)	(145)
Total Investment Companies (proceeds $144)		(145)
Total Securities Sold Short (1.0%) (proceeds $430)		(476)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	4,653	65,848	68,274	132	—	—	2,227	4.7

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AMS-Osram AG, 2.13%, 11/03/27	05/19/25	1,172	1,224	2.6
Dye & Durham Limited, 3.75%, 03/01/26	11/06/24	151	138	0.3
		1,323	1,362	2.9

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Aptiv PLC	Put	70.00	01/16/26	82	574	3
Aptiv PLC	Put	70.00	02/20/26	28	196	5
Aptiv PLC	Put	70.00	03/20/26	91	637	22
Comcast Corporation	Put	27.50	01/16/26	206	567	2
Comcast Corporation	Put	25.00	01/16/26	80	200	—
CSX Corporation	Put	30.00	01/16/26	476	1,428	—
CSX Corporation	Put	32.50	02/20/26	64	208	2
Honeywell International Inc.	Put	180.00	03/20/26	96	1,728	26
Kenvue Inc.	Put	13.00	02/20/26	7	9	—
Keurig Dr Pepper Inc.	Put	24.00	02/20/26	440	1,056	4
Kraft Heinz Company, The	Put	20.00	02/20/26	408	816	3
SPDR S&P 500 ETF Trust	Put	635.00	01/16/26	35	2,223	2
Teck Resources Limited	Put	36.00	01/16/26	263	947	—
Warner Bros. Discovery, Inc.	Put	17.50	01/16/26	87	152	—
						69

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Contracts[1]	Notional[1]	Value ($)
Options on Securities
Air Lease Corporation	Call	65.00	02/20/26	33	215	—
Aptiv PLC	Call	75.00	01/16/26	82	615	(22)
Aptiv PLC	Call	80.00	02/20/26	28	224	(7)
Aptiv PLC	Call	77.50	03/20/26	91	705	(44)
Comcast Corporation	Call	30.00	01/16/26	80	240	(5)
CSX Corporation	Call	35.00	01/16/26	476	1,666	(74)
CSX Corporation	Call	37.50	02/20/26	64	240	(5)
Electronic Arts Inc.	Call	210.00	03/20/26	5	105	—
Electronic Arts Inc.	Call	210.00	06/18/26	2	42	—
Exact Sciences Corporation	Call	105.00	01/16/26	21	221	—
Honeywell International Inc.	Call	210.00	03/20/26	96	2,016	(29)
Kenvue Inc.	Call	16.00	02/20/26	7	11	(1)
Keurig Dr Pepper Inc.	Call	27.00	02/20/26	440	1,188	(59)
Kraft Heinz Company, The	Call	25.00	02/20/26	408	1,020	(25)
SPDR S&P 500 ETF Trust	Call	690.00	01/16/26	17	1,173	(6)
SPDR S&P 500 ETF Trust	Put	595.00	01/16/26	22	1,309	—
Teck Resources Limited	Call	40.00	01/16/26	263	1,052	(210)
Teck Resources Limited	Call	41.00	02/20/26	171	701	(129)
Warner Bros. Discovery, Inc.	Call	30.00	02/20/26	50	150	(5)
Warner Bros. Discovery, Inc.	Call	27.00	02/20/26	295	797	(79)
Warner Bros. Discovery, Inc.	Call	26.00	02/20/26	376	978	(130)
Warner Bros. Discovery, Inc.	Call	30.00	03/20/26	218	654	(25)
Warner Bros. Discovery, Inc.	Call	27.00	03/20/26	31	84	(7)
						(862)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	03/04/26	EUR	190	224	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	JPM	03/17/26	HKD	78	10	—
USD/CAD	JPM	03/18/26	CAD	(211)	(154)	—
USD/EUR	JPM	03/04/26	EUR	(1,235)	(1,455)	1
USD/EUR	GSC	03/11/26	EUR	(246)	(290)	—
USD/EUR	JPM	03/11/26	EUR	(16)	(18)	—
USD/GBP	GSC	03/04/26	GBP	(557)	(751)	(5)
USD/HKD	JPM	03/17/26	HKD	(2,234)	(288)	—
					(2,722)	(4)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
Equity
ABIOMED, Inc.‡ (MT)	OBFR +0.00% (M)	BOA	01/03/26 ††	—	—	2
Bristol-Myers Squibb Company‡ (MT)	1M LIBOR +0.00% (M)	BOA	12/27/26 ††	—	—	39
Chart Industries, Inc. (MT)	OBFR +0.61% (M)	GSC	08/11/26 ††	1,309	—	48
Coinshares International Limited (MT)	OBFR +0.85% (M)	GSC	10/06/26 ††	199	—	(44)
Comcast Corporation (MT)	OBFR +0.61% (M)	GSC	11/06/26 ††	786	—	68
Comerica Incorporated (MT)	OBFR +0.61% (M)	GSC	11/21/26 ††	657	—	103
CyberArk Software Ltd. (MT)	OBFR +0.61% (M)	GSC	08/11/26 ††	2,835	—	(20)
Dayforce, Inc. (MT)	OBFR +0.61% (M)	GSC	11/19/26 ††	747	—	1
Exact Sciences Corporation (MT)	OBFR +0.61% (M)	GSC	12/09/26 ††	991	—	2
Frontier Communications Parent, Inc. (MT)	OBFR +0.61% (M)	GSC	06/06/26 ††	2,199	—	86
Honeywell International Inc. (MT)	OBFR +0.61% (M)	GSC	02/10/26 ††	1,211	—	(81)
Just Group PLC (MT)	OBFR +0.85% (M)	GSC	08/01/26 ††	716	—	22
Keurig Dr Pepper Inc. (MT)	OBFR +0.61% (M)	GSC	11/05/26 ††	1,180	—	49
Kraft Heinz Company, The (MT)	OBFR +0.61% (M)	GSC	09/12/26 ††	663	—	(48)
Saba Capital Income & Opportunities Fund (MT)	OBFR +0.61% (M)	GSC	05/20/26 ††	38	—	(2)
Teck Resources Limited (MT)	OBFR +0.61% (M)	GSC	10/30/26 ††	888	—	80
TEGNA Inc. (MT)	OBFR +0.61% (M)	GSC	09/12/26 ††	383	—	(27)
Vivendi SE (MT)	OBFR +0.61% (M)	GSC	06/23/26 ††	541	—	(105)
Cantaloupe, Inc. (MT)	OBFR +0.38% (Q)	JPM	09/16/26 ††	247	—	(5)
Chart Industries, Inc. (MT)	OBFR +0.38% (Q)	JPM	09/17/26 ††	530	—	17
Confluent, Inc. (MT)	OBFR +0.38% (Q)	JPM	12/11/26 ††	862	—	8
Dayforce, Inc. (MT)	OBFR +0.38% (Q)	JPM	11/19/26 ††	747	—	1
Electronic Arts Inc. (MT)	OBFR +0.38% (Q)	JPM	11/11/26 ††	2,006	—	27
Hang Seng Bank, Limited (MT)	OBFR +0.55% (Q)	JPM	10/16/26 ††	270	—	2
Honeywell International Inc. (MT)	OBFR +0.38% (Q)	JPM	09/17/26 ††	456	—	70
ProAssurance Corporation (MT)	OBFR +0.38% (Q)	JPM	10/30/26 ††	844	—	5
Teck Resources Limited (MT)	OBFR +0.38% (Q)	JPM	09/16/26 ††	973	—	138
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	12/30/26 ††	14	—	1
					—	437
Total return swap agreements - paying return
Equity
Anglo American PLC (MT)	OBFR -0.35% (M)	GSC	09/25/26 ††	(79)	—	(5)
Charter Communications, Inc. (MT)	OBFR -0.35% (M)	GSC	01/29/26 ††	(600)	—	90
Coeur Mining, Inc. (MT)	OBFR -0.35% (M)	GSC	11/05/26 ††	(165)	—	(48)
Fifth Third Bancorp (MT)	OBFR -0.35% (M)	GSC	11/05/26 ††	(438)	—	(52)
Palo Alto Networks, Inc. (MT)	OBFR -0.35% (M)	GSC	10/29/26 ††	(3,105)	—	522
Union Pacific Corporation (MT)	OBFR -0.35% (M)	GSC	12/01/26 ††	(1,121)	—	(35)
Universal Music Group N.V. (MT)	OBFR -0.27% (M)	GSC	08/01/26 ††	(288)	—	17
Anglo American PLC (MT)	OBFR -0.35% (Q)	JPM	09/26/26 ††	(207)	—	(30)
Fifth Third Bancorp (MT)	OBFR -0.25% (Q)	JPM	12/16/26 ††	(279)	—	6
Huntington Bancshares Incorporated (MT)	OBFR -0.25% (Q)	JPM	09/15/26 ††	(244)	—	6
Pan American Silver Corp. (MT)	OBFR -0.25% (Q)	JPM	10/29/26 ††	(389)	—	(191)
Union Pacific Corporation (MT)	OBFR -0.25% (Q)	JPM	08/25/26 ††	(508)	—	(24)
					—	256

‡Total Return Swap fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	24,809	3,017	—	27,826
Corporate Bonds And Notes	—	7,274	—	7,274
Senior Floating Rate Instruments	—	2,891	—	2,891
Investment Companies	1,374	—	—	1,374
Other Equity Interests	—	—	1,070	1,070
Preferred Stocks	921	—	—	921
Rights	235	—	101	336
Warrants	23	—	1	24
Short Term Investments	2,227	—	—	2,227
	29,589	13,182	1,172	43,943
Liabilities - Securities
Common Stocks	(331)	—	—	(331)
Investment Companies	(145)	—	—	(145)
	(476)	—	—	(476)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	69	—	—	69
Open Forward Foreign Currency Contracts	—	1	—	1
OTC Total Return Swap Agreements	—	1,369	41	1,410
	69	1,370	41	1,480
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(862)	—	—	(862)
Open Forward Foreign Currency Contracts	—	(5)	—	(5)
OTC Total Return Swap Agreements	—	(717)	—	(717)
	(862)	(722)	—	(1,584)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 99.8%
Japan 11.3%
ASICS Corporation	565	13,571
Fujikura Ltd.	197	21,939
Hitachi, Ltd.	691	21,682
IHI Corporation	1,198	21,132
Nec Corporation	401	13,646
Sumitomo Mitsui Financial Group, Inc.	637	20,452
		112,422
United Kingdom 11.1%
3i Group PLC	389	17,108
AstraZeneca PLC	116	21,590
BAE Systems PLC	610	14,102
Barclays PLC	3,621	23,206
Diploma PLC	100	7,130
Halma Public Limited Company	328	15,639
London Stock Exchange Group PLC	97	11,750
		110,525
Taiwan 10.0%
Accton Technology Corporation	472	17,838
Hon Hai Precision Industry Co., Ltd.	4,332	32,065
Taiwan Semiconductor Manufacturing Company Limited	1,001	49,386
		99,289
South Korea 7.2%
Samsung Electronics Co., Ltd.	403	33,369
SK Hynix Inc.	87	38,966
		72,335
Switzerland 7.1%
ABB Ltd - Class N	227	16,818
Galderma Group AG	67	13,710
Lonza Group AG	22	14,533
Sandoz Group AG	356	25,839
		70,900
Italy 6.7%
ENEL - SpA	2,032	21,181
Ferrari N.V.	24	8,998
Prysmian S.p.A.	202	20,263
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.	196	16,175
		66,617
China 5.6%
NetEase, Inc.	316	8,698
Tencent Holdings Limited	411	31,607
Trip.com Group Limited	219	15,615
		55,920
Germany 4.9%
Heidelberg Materials AG	94	24,386
Rheinmetall Aktiengesellschaft	7	13,732
SAP SE	43	10,334
		48,452
Canada 4.8%
Dollarama Inc.	121	18,027
Intact Financial Corporation	86	17,936
Lundin Gold Inc. (a)	143	11,888
		47,851
Spain 4.6%
Banco Bilbao Vizcaya Argentaria, S.A.	1,086	25,561
Iberdrola, Sociedad Anonima	952	20,685
		46,246
India 4.3%
Bharat Electronics Limited	2,708	12,031
Bharti Airtel Limited	769	18,018
ICICI Bank Limited	841	12,536
		42,585
Hong Kong 3.6%
AIA Group Limited	1,951	20,014
Hong Kong Exchanges and Clearing Limited	301	15,719
		35,733
Belgium 3.0%
Argenx SE - ADR (b)	16	13,225
UCB	60	16,690
		29,915
France 3.0%
Safran	56	19,425
VINCI	73	10,274
		29,699
Singapore 2.5%
Sea Limited - Class A - ADR (b)	125	15,989
Singapore Telecommunications Limited	2,644	9,375
		25,364
Netherlands 2.2%
ASML Holding N.V.	21	22,195
Brazil 1.6%
NU Holdings Ltd. - Class A (b)	985	16,496
Argentina 1.4%
MercadoLibre, Inc. (b)	7	13,955
United States of America 1.2%
Brookfield Asset Management Ltd. - Class A	229	12,012
Peru 1.1%
Credicorp Ltd.	37	10,714
Austria 0.9%
Erste Group Bank AG	79	9,442
Sweden 0.8%
Spotify Technology S.A. (b)	14	8,317
Chile 0.5%
Antofagasta PLC	112	4,938
Australia 0.4%
Pro Medicus Limited	27	3,948
Total Common Stocks (cost $811,118)		995,870
Total Investments 99.8% (cost $811,118)		995,870
Other Derivative Instruments 0.0%		4
Other Assets and Liabilities, Net 0.2%		1,586
Total Net Assets 100.0%		997,460

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	7,245	343,247	350,492	443	—	—	—	—
JNL Government Money Market Fund, 3.74% - Class SL	4,177	155,060	159,237	158	—	—	—	—
	11,422	498,307	509,729	601	—	—	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Lundin Gold Inc.	12/11/25	11,819	11,888	1.2

JNL/William Blair International Leaders Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	01/02/26	HKD	(3,044)	(392)	—
USD/JPY	SSB	01/05/26	JPY	(113,485)	(724)	4
					(1,116)	4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	147,557	848,313	—	995,870
	147,557	848,313	—	995,870
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	4	—	4
	—	4	—	4

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.0%
Information Technology 21.4%
Advanced Micro Devices, Inc. (a)	277	59,340
Amphenol Corporation - Class A	337	45,599
Apple Inc.	1,578	428,963
AppLovin Corporation - Class A (a)	22	14,868
Broadcom Inc.	474	164,191
Corning Incorporated	319	27,909
Intuit Inc.	52	34,662
Jabil Inc.	126	28,655
Micron Technology, Inc.	130	37,060
Microsoft Corporation	861	416,368
NVIDIA Corporation	2,836	528,871
Palantir Technologies Inc. - Class A (a)	224	39,737
Qualcomm Incorporated	357	60,991
ServiceNow, Inc. (a)	209	32,084
Snowflake Inc. - Class A (a)	115	25,155
Texas Instruments Incorporated	307	53,285
Via Transportation, Inc. - Class A (a)	135	3,924
		2,001,662
Financials 8.7%
American International Group, Inc.	440	37,634
Arthur J. Gallagher & Co.	129	33,512
BlackRock, Inc.	60	64,264
Goldman Sachs Group, Inc., The	62	54,491
JPMorgan Chase & Co.	174	56,071
KKR & Co. Inc. - Class A	305	38,942
MasterCard Incorporated - Class A	188	107,547
Morgan Stanley	227	40,228
Nasdaq, Inc.	1,181	114,700
UBS Group AG	1,640	75,814
Wells Fargo & Company	2,009	187,281
		810,484
Consumer Discretionary 7.6%
Airbnb, Inc. - Class A (a)	123	16,640
Amazon.com, Inc. (a)	1,261	291,161
Darden Restaurants, Inc.	239	43,900
Home Depot, Inc., The	201	69,126
Marriott International, Inc. - Class A	228	70,722
Navan, Inc. - Class A (a)	173	2,960
O'Reilly Automotive, Inc. (a)	375	34,160
Tesla, Inc. (a)	241	108,378
TJX Companies, Inc., The	236	36,214
Tractor Supply Company	705	35,262
		708,523
Health Care 6.8%
Abbott Laboratories	473	59,255
AbbVie Inc.	273	62,441
AstraZeneca PLC - ADR	397	36,515
Eli Lilly and Company	110	117,813
GSK PLC - ADR (b)	828	40,597
Haleon PLC	11,074	55,883
HCA Healthcare, Inc.	100	46,631
Merck & Co., Inc.	881	92,780
Regeneron Pharmaceuticals, Inc.	42	32,780
Thermo Fisher Scientific Inc.	94	54,201
UnitedHealth Group Incorporated	120	39,766
		638,662
Communication Services 6.8%
Alphabet Inc. - Class A	1,231	385,300
Meta Platforms, Inc. - Class A	203	134,300
T-Mobile US, Inc.	282	57,303
Walt Disney Company, The	494	56,204
		633,107
Industrials 4.5%
Caterpillar Inc.	94	53,870
Delta Air Lines, Inc.	605	42,021
Hubbell Incorporated	102	45,248
Johnson Controls International Public Limited Company	508	60,880
PACCAR Inc.	387	42,353
Parker-Hannifin Corporation	48	42,438
Republic Services, Inc.	291	61,721
W.W. Grainger, Inc.	66	66,819
		415,350
Consumer Staples 2.5%
British American Tobacco P.L.C.	1,178	66,759
Coca-Cola Company, The	603	42,145
Kroger Co., The	513	32,068
Performance Food Group Company (a)	162	14,578
Philip Morris International Inc.	127	20,300
Unilever PLC	650	42,484
US Foods Holding Corp. (a)	235	17,685
		236,019
Energy 2.1%
Exxon Mobil Corporation	401	48,298
Marathon Petroleum Corporation	158	25,674
Targa Resources Corp.	388	71,613
Williams Companies, Inc., The	875	52,603
		198,188
Utilities 1.8%
Dominion Energy, Inc.	770	45,088
Duke Energy Corporation	413	48,383
Sempra	831	73,331
		166,802
Real Estate 1.4%
Simon Property Group, Inc.	369	68,236
Welltower Inc.	336	62,339
		130,575
Materials 1.4%
Anglo American PLC	932	38,769
Freeport-McMoRan Inc.	892	45,280
Linde Public Limited Company	52	22,362
Teck Resources Limited - Class B	276	13,226
Westlake Corporation (b)	134	9,905
		129,542
Total Common Stocks (cost $4,553,206)		6,068,914
GOVERNMENT AND AGENCY OBLIGATIONS 25.4%
U.S. Treasury Note 11.2%
Treasury, United States Department of
3.88%, 03/31/27 - 08/31/32	122,428	123,140
3.75%, 04/30/27 - 11/30/32	138,486	138,966
2.63%, 05/31/27	2,390	2,361
3.63%, 08/31/27 - 09/30/31	171,161	170,882
3.50%, 10/31/27 - 11/30/30	126,405	125,937
3.38%, 11/30/27 - 09/15/28	42,996	42,873
4.25%, 01/15/28 - 08/15/35	201,152	203,712
4.00%, 02/29/28 - 11/15/35	98,264	98,633
1.25%, 06/30/28	1,670	1,581
2.88%, 08/15/28	625	615
4.38%, 08/31/28 - 01/31/32	7,960	8,136
4.13%, 03/31/29 - 05/31/32	72,441	73,644
4.63%, 04/30/29 - 02/15/35	31,049	32,226
4.50%, 05/31/29 - 12/31/31	24,128	24,862
		1,047,568
Mortgage-Backed Securities 8.7%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/49	1,170	1,137
7.00%, 11/01/30 - 06/01/31	6	6
2.50%, 12/01/31 - 04/01/52	53,288	46,105
4.50%, 01/01/38 - 08/01/52	14,948	14,736
6.00%, 12/01/39 - 11/01/53	13,507	13,904
5.50%, 06/01/40 - 09/01/53	44,882	45,844
2.00%, 11/01/41 - 04/01/52	61,157	50,359
3.00%, 11/01/46 - 12/01/46	8,961	8,176
5.00%, 08/01/52 - 11/01/53	28,815	28,940
6.50%, 11/01/53	11,293	11,764
Federal National Mortgage Association, Inc.
3.50%, 03/01/26 - 05/01/52	12,741	11,946
4.00%, 09/01/26 - 10/01/52	24,013	22,990
4.50%, 01/01/27 - 11/01/52	22,945	22,847
3.00%, 05/01/27 - 10/01/51	29,309	26,463
7.50%, 09/01/29	1	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
4.60%, 04/01/30	15,263	15,559
2.50%, 05/01/30 - 03/01/52	45,495	39,287
4.47%, 05/01/30	12,759	12,936
4.22%, 08/01/30 - 09/01/30	26,226	26,369
4.34%, 08/01/30	12,538	12,670
4.42%, 08/01/30	14,427	14,627
4.24%, 09/01/30	14,759	14,837
4.20%, 10/01/30	14,655	14,718
4.83%, 10/01/30	14,900	15,337
7.00%, 10/01/33	8	8
5.50%, 03/01/38 - 08/01/53	23,270	23,874
6.50%, 10/01/38 - 10/01/39	35	37
5.00%, 07/01/40 - 04/01/55	9,562	9,587
TBA, 5.00%, 01/15/41 (c)	41,579	42,115
2.00%, 04/01/41 - 09/01/51	54,576	45,611
1.50%, 11/01/41	6,530	5,505
6.00%, 09/01/53 - 07/01/54	36,441	37,600
TBA, 5.50%, 01/15/56 (c)	15,785	16,005
Government National Mortgage Association
6.50%, 04/15/26	—	—
6.00%, 01/15/33 - 04/15/40	1,135	1,188
7.00%, 01/15/33 - 05/15/33	2	2
5.50%, 05/20/33	6	6
5.00%, 06/20/33 - 06/15/39	643	655
4.50%, 06/15/40 - 05/15/42	171	172
4.00%, 01/15/41 - 12/20/44	307	298
2.00%, 12/20/50 - 02/20/51	21,680	17,954
TBA, 2.00%, 01/15/56 (c)	9,350	7,739
TBA, 2.50%, 01/15/56 (c)	24,494	21,123
TBA, 3.00%, 01/15/56 (c)	7,982	7,174
TBA, 5.50%, 01/15/56 (c)	10,704	10,807
Government National Mortgage Association II
2.50%, 03/20/51 - 12/20/52	31,780	27,444
3.00%, 07/20/51 - 03/20/52	13,746	12,370
3.50%, 01/20/52 - 03/20/52	26,893	24,771
4.00%, 04/20/52 - 08/20/52	20,586	19,634
4.50%, 06/20/52	5,864	5,757
		808,994
U.S. Treasury Bond 4.4%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,687
3.25%, 05/15/42	1,826	1,526
3.38%, 08/15/42	18,040	15,272
4.00%, 11/15/42 - 11/15/52	29,387	26,156
3.88%, 02/15/43 - 05/15/43	23,408	21,076
4.38%, 08/15/43	12,287	11,758
4.75%, 11/15/43 - 08/15/55	81,961	81,200
4.50%, 02/15/44 - 11/15/54	15,199	14,478
4.63%, 05/15/44 - 11/15/55	63,681	61,924
2.50%, 02/15/45 - 05/15/46	43,736	30,612
5.00%, 05/15/45	16,620	17,095
2.88%, 08/15/45 - 05/15/52	29,354	21,121
4.88%, 08/15/45	29,328	29,672
4.63%, 11/15/45 (b)	12,912	12,641
3.00%, 05/15/47	5,470	4,115
2.75%, 08/15/47 - 11/15/47	21,494	15,352
2.38%, 05/15/51	8,510	5,375
3.63%, 02/15/53 - 05/15/53	28,786	23,355
4.13%, 08/15/53	7,940	7,046
4.25%, 02/15/54	6,464	5,859
		407,320
Municipal 0.5%
Chicago Transit Authority
6.90%, 12/01/40	593	665
City of Philadelphia
6.55%, 10/15/28	5,225	5,556
Dallas-Fort Worth International Airport Facility Improvement Corporation
4.09%, 11/01/51	300	246
Golden State Tobacco Securitization Corporation
3.00%, 06/01/46	590	536
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	223
Illinois Municipal Electric Agency
6.83%, 02/01/35	1,315	1,384
Metropolitan Transportation Authority
6.81%, 11/15/40	1,835	2,048
5.18%, 11/15/49	100	92
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,777	5,166
Oregon School Boards Association
4.76%, 06/30/28	173	174
State of Illinois
5.10%, 06/01/33	23,930	24,525
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	3,977	4,083
5.17%, 04/01/41	1,250	1,275
		45,973
Collateralized Mortgage Obligations 0.2%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 5.42%, (SOFR 30-Day Average + 1.55%), 10/25/41 (d)	719	722
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,217	1,176
Series JM-4165, REMIC, 3.50%, 09/15/41	264	262
Series AH-4143, REMIC, 1.75%, 09/15/42	2,310	2,197
Series DJ-4322, REMIC, 3.00%, 05/15/43	212	209
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	9,796	8,140
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 9.89%, (SOFR 30-Day Average + 6.01%), 10/25/28 (d)	155	158
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	479	473
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	3,513	2,815
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	1	1
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	9,217	8,274
		24,427
Sovereign 0.2%
Government of Saudi Arabia
5.38%, 01/13/31 (e)	11,210	11,695
Israel, State of
5.38%, 03/12/29	8,850	9,088
		20,783
Commercial Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corporation
Series A2-K758, REMIC, 4.68%, 10/25/31 (d)	4,300	4,409
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,497
Series A2-K157, REMIC, 3.99%, 05/25/33 (d)	4,775	4,757
		16,663
Total Government And Agency Obligations (cost $2,417,106)		2,371,728
CORPORATE BONDS AND NOTES 7.6%
Financials 3.2%
American Express Company
4.92%, 07/20/33	7,330	7,460
5.67%, 04/25/36 (b)	4,785	5,052
Athene Global Funding
5.58%, 01/09/29 (b) (e)	11,485	11,866
5.38%, 01/07/30 (e)	15,711	16,073
Bank of America Corporation
4.95%, 07/22/28	7,648	7,755
5.82%, 09/15/29	3,858	4,025
3.19%, 07/23/30	2,210	2,135
5.16%, 01/24/31 (b)	6,833	7,057
5.02%, 07/22/33	2,522	2,574
5.51%, 01/24/36	5,706	5,958
BPCE
6.61%, 10/19/27 (e)	2,803	2,856
5.88%, 01/14/31 (e)	8,045	8,397
5.39%, 05/28/31 (e)	6,120	6,286
Citigroup Inc.
4.95%, 05/07/31	6,534	6,674
4.50%, 09/11/31	3,520	3,531
5.17%, 09/11/36	2,205	2,226
Citizens Financial Group, Inc.
6.65%, 04/25/35	12,600	13,858

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia
5.07%, 09/14/28 (e)	13,220	13,655
Equitable Financial Life Global Funding
3.95%, 09/15/27 (e)	2,225	2,221
Fortitude Global Funding
4.63%, 10/06/28 (e)	5,565	5,570
HSBC Holdings PLC
4.90%, 03/03/29 (b)	4,020	4,079
5.24%, 05/13/31	5,065	5,217
4.62%, 11/06/31	2,540	2,547
5.74%, 09/10/36	4,090	4,209
JPMorgan Chase & Co.
5.04%, 01/23/28	7,675	7,754
5.14%, 01/24/31	5,180	5,347
5.10%, 04/22/31	7,381	7,625
4.91%, 07/25/33	5,055	5,153
5.57%, 04/22/36	5,917	6,210
Liberty Mutual Group Inc.
4.57%, 02/01/29 (e)	4,478	4,500
Liberty Mutual Insurance Company
7.88%, 10/15/26 (e)	475	487
Lloyds Banking Group PLC
4.43%, 11/04/31	6,335	6,313
Morgan Stanley
4.65%, 10/18/30	7,095	7,177
Morgan Stanley Private Bank, National Association
4.20%, 11/17/28	10,905	10,937
4.73%, 07/18/31	5,035	5,102
4.47%, 11/19/31	6,695	6,706
NLG Global Funding
4.35%, 09/15/30 (e)	5,395	5,326
Protective Life Global Funding
4.80%, 06/05/30 (e)	2,785	2,830
5.43%, 01/14/32 (e)	7,640	7,946
RGA Global Funding
4.35%, 08/25/28 (e)	9,075	9,115
5.00%, 08/25/32 (e)	2,045	2,059
S&P Global Inc.
4.80%, 12/04/35 (e)	1,125	1,123
Sammons Financial Group, Inc.
4.95%, 06/12/30 (e)	18,890	19,139
Wells Fargo & Company
5.71%, 04/22/28	7,471	7,626
6.30%, 10/23/29	8,770	9,267
5.24%, 01/24/31 (b)	7,430	7,689
		296,712
Utilities 1.0%
Alabama Power Company
5.10%, 04/02/35	990	1,014
Arizona Public Service Company
3.75%, 05/15/46	2,750	2,082
5.90%, 08/15/55	2,975	3,027
Consolidated Edison Company of New York, Inc.
5.70%, 05/15/54	3,650	3,643
5.50%, 03/15/55	3,650	3,546
Duke Energy Corporation
4.95%, 09/15/35	1,890	1,876
5.70%, 09/15/55	2,370	2,303
Duke Energy Florida, LLC
4.20%, 12/01/30	1,880	1,880
4.85%, 12/01/35	2,380	2,372
Georgia Power Company
4.75%, 09/01/40	1,085	1,030
5.13%, 05/15/52 (b)	3,871	3,609
Metropolitan Edison Company
5.20%, 04/01/28 (e)	390	398
NiSource Inc.
5.35%, 07/15/35	4,102	4,197
5.85%, 04/01/55	2,080	2,076
Ohio Edison Company
4.95%, 12/15/29 (e)	885	905
Pennsylvania Electric Company
5.15%, 03/30/26 (e)	305	306
PG&E Company
4.75%, 02/15/44	2,565	2,175
4.95%, 07/01/50	8,685	7,349
Public Service Company of Oklahoma
5.45%, 01/15/36	7,605	7,796
Sempra
4.13%, 04/01/52	6,298	6,176
Southern California Edison Company
4.65%, 10/01/43	5,325	4,533
4.00%, 04/01/47	6,103	4,587
6.20%, 09/15/55	320	322
Southern Company Gas Capital Corporation
5.10%, 09/15/35	2,505	2,524
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 (e)	6,375	6,331
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	9,400	9,248
Trans-Allegheny Interstate Line Company
5.00%, 01/15/31 (e)	900	924
Virginia Electric and Power Company
4.90%, 09/15/35	7,762	7,729
5.60%, 09/15/55	3,687	3,585
		97,543
Real Estate 0.7%
CBRE Services, Inc.
4.90%, 01/15/33	11,460	11,508
Crown Castle Inc.
5.00%, 01/11/28	7,635	7,757
Extra Space Storage LP
4.95%, 01/15/33	1,825	1,843
5.40%, 06/15/35	8,678	8,899
GLP Financing, LLC
3.25%, 01/15/32	12,225	11,061
5.25%, 02/15/33	4,370	4,376
Healthpeak OP, LLC
4.75%, 01/15/33	8,785	8,728
Kilroy Realty, L.P.
2.65%, 11/15/33	4,197	3,443
5.88%, 10/15/35	3,525	3,541
Kite Realty Group, L.P.
5.20%, 08/15/32	1,055	1,077
		62,233
Energy 0.6%
Columbia Pipelines Holding Company LLC
6.04%, 08/15/28 (e)	7,084	7,364
5.10%, 10/01/31 (e)	3,375	3,433
5.00%, 11/17/32 (e)	1,905	1,906
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (e)	1,975	2,091
6.50%, 08/15/43 (e)	1,694	1,792
Energy Transfer LP
6.20%, 04/01/55	2,354	2,310
Gray Oak Pipeline, LLC
3.45%, 10/15/27 (e)	465	460
GreenSaif Pipelines Bidco S.a r.l.
5.85%, 02/23/36 (e)	5,145	5,384
6.10%, 08/23/42 (e)	8,390	8,764
Saudi Arabian Oil Company
6.38%, 06/02/55 (e)	5,910	6,183
Whistler Pipeline LLC
5.40%, 09/30/29 (e)	7,826	8,060
5.70%, 09/30/31 (e)	5,415	5,625
		53,372
Consumer Staples 0.5%
B.A.T Capital Corporation
5.35%, 08/15/32	1,705	1,772
5.63%, 08/15/35	1,135	1,183
JBS USA Food Company
3.00%, 05/15/32	1,885	1,690
5.75%, 04/01/33	7,394	7,717
JBS USA Holding Lux S.a r.l.
5.95%, 04/20/35 (e)	989	1,041
6.25%, 03/01/56 (e)	2,960	2,954
6.38%, 04/15/66 (e)	2,525	2,511

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JBS USA Lux S.A.
6.75%, 03/15/34	13,790	15,210
Kenvue Inc.
4.90%, 03/22/33	6,104	6,229
Philip Morris International Inc.
4.25%, 10/29/32	4,820	4,743
5.25%, 02/13/34	1,670	1,728
		46,778
Materials 0.4%
Anglo American Capital PLC
4.75%, 04/10/27 (e)	4,350	4,383
4.50%, 03/15/28 (e)	3,266	3,286
2.63%, 09/10/30 (e)	6,124	5,649
Glencore Funding LLC
5.37%, 04/04/29 (e)	4,385	4,523
6.38%, 10/06/30 (e)	18,674	20,101
5.89%, 04/04/54 (b) (e)	2,456	2,448
6.14%, 04/01/55 (e)	1,415	1,460
		41,850
Information Technology 0.4%
Broadcom Inc.
4.60%, 07/15/30	7,805	7,934
Foundry JV Holdco LLC
5.90%, 01/25/30 - 01/25/33 (e)	4,313	4,521
6.25%, 01/25/35 (e)	775	823
6.20%, 01/25/37 (e)	9,099	9,571
6.40%, 01/25/38 (e)	700	747
Intel Corporation
4.60%, 03/25/40	7,403	6,599
Oracle Corporation
3.60%, 04/01/50	8,100	5,069
		35,264
Communication Services 0.3%
AT&T Inc.
4.55%, 11/01/32	7,160	7,116
5.55%, 11/01/45 (b)	7,285	7,021
Charter Communications Operating, LLC
5.05%, 03/30/29	7,442	7,529
5.85%, 12/01/35	445	444
3.50%, 03/01/42	4,600	3,188
Comcast Corporation
4.00%, 11/01/49	284	210
2.80%, 01/15/51	770	448
2.89%, 11/01/51	1,696	995
Meta Platforms, Inc.
4.60%, 11/15/32	1,825	1,838
5.50%, 11/15/45	4,505	4,378
		33,167
Health Care 0.3%
Mars, Incorporated
5.20%, 03/01/35 (e)	8,352	8,584
5.65%, 05/01/45 (e)	4,679	4,717
5.70%, 05/01/55 (e)	4,017	4,009
Providence St. Joseph Health
5.40%, 10/01/33	4,785	4,930
Sutter Health
2.29%, 08/15/30 (b)	820	754
Toledo Hospital, The
5.75%, 11/15/38	710	716
UnitedHealth Group Incorporated
5.63%, 07/15/54	1,755	1,723
		25,433
Industrials 0.2%
Boeing Company, The
5.71%, 05/01/40 (f)	5,053	5,164
6.86%, 05/01/54 (f)	8,576	9,648
		14,812
Total Corporate Bonds And Notes (cost $698,090)		707,164
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.5%
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,651
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 11/25/59 (d)	72	72
BX Trust
Series 2025-A-ARIA, REMIC, 5.03%, 12/13/30 (d)	2,190	2,204
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (g)	713	691
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (g)	85	84
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.97%, 02/15/27	2,444	2,415
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,728	1,391
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	633	630
DURST Commercial Mortgage Trust 2025-151
Series 2025-A-151, REMIC, 5.32%, 08/12/30 (d)	1,820	1,853
Enterprise Fleet Financing 2023-3, LLC
Series 2023-A2-3, 6.40%, 02/22/27	4,297	4,350
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,111	1,030
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (d)	2,396	2,114
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,716	6,588
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/38 (g)	80	79
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (g)	233	228
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (g)	759	728
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	4,672	4,708
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (g)	165	162
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	402	389
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	5,390	5,536
PRET 2025-RPL2 Trust
Series 2025-A1-RPL2, REMIC, 4.00%, 08/25/64 (g)	10,191	10,010
PRET 2025-RPL6 Trust
Series 2025-A1-RPL6, REMIC, 3.85%, 09/25/69 (g)	15,902	15,291
RFR Trust 2025-SGRM
Series 2025-A-SGRM, REMIC, 5.38%, 03/13/29 (d)	16,885	17,284
SBA Towers, LLC
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,519
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,510
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	1,429	1,277
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	820
Series 2021-A-3-A, 2.51%, 11/15/43	605	408
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	483	480
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 06/25/57 (d)	401	394
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 01/25/58 (d)	66	65
Toyota Lease Owner Trust 2025-B
Series 2025-A3-B, 3.96%, 11/20/28	6,720	6,740
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	215	214
Verus Securitization Trust 2025-R2
Series 2025-A1-R2, REMIC, 5.09%, 07/25/67 (d) (g)	13,580	13,607
Volkswagen Auto Lease Trust 2024-A
Series 2024-A3-A, 5.21%, 10/20/26	5,090	5,124
Volkswagen Auto Lease Trust 2025-B
Series 2025-A3-B, 4.01%, 12/20/27	8,640	8,676
Wheels Fleet Lease Funding 1 LLC
Series 2023-A-2A, 6.46%, 01/19/27	2,688	2,719

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Series 2024-A1-2A, 4.87%, 02/18/28	5,435	5,489
Total Non-U.S. Government Agency Asset-Backed Securities (cost $140,893)		140,530
PREFERRED STOCKS 0.4%
Health Care 0.4%
Roche Holding AG	92	37,763
Total Preferred Stocks (cost $35,633)		37,763
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 3.64% (h) (i)	54,218	54,218
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.74% (h) (i)	17,349	17,349
Total Short Term Investments (cost $71,567)		71,567
Total Investments 100.7% (cost $7,916,495)		9,397,666
Total Forward Sales Commitments (1.2)% (proceeds $107,849)		(108,266)
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.5%		42,108
Total Net Assets 100.0%		9,331,509

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of December 31, 2025, the total payable for investments purchased on a delayed delivery basis was $104,659.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these securities was $282,536 and 3.0% of the Fund.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.2%)
Mortgage-Backed Securities (1.2%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 01/15/41 (a)	(12,759)	(12,771)
TBA, 4.00%, 01/15/56 (a)	(10,081)	(9,567)
TBA, 4.50%, 01/15/56 (a)	(11,932)	(11,653)
TBA, 5.00%, 01/15/56 (a)	(34,626)	(34,550)
TBA, 6.00%, 01/15/56 (a)	(21,707)	(22,291)
TBA, 4.50%, 02/15/56 (a)	(3,975)	(3,879)
Government National Mortgage Association
TBA, 4.00%, 01/15/56 (a)	(14,356)	(13,555)
Total Government And Agency Obligations (proceeds $107,849)		(108,266)
Total Forward Sales Commitments (1.2%) (proceeds $107,849)		(108,266)

(a) All or a portion of the security was sold on a delayed delivery basis. As of December 31, 2025, the total proceeds for investments sold on a delayed delivery basis was $107,849.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	146,648	1,986,581	2,079,011	4,110	—	—	54,218	0.6
JNL Government Money Market Fund, 3.74% - Class SL	4,290	338,446	325,387	442	—	—	17,349	0.2
	150,938	2,325,027	2,404,398	4,552	—	—	71,567	0.8

JNL/WMC Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	DUB	01/05/26	CHF	(367)	(463)	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,789,205	279,709	—	6,068,914
Government And Agency Obligations	—	2,371,728	—	2,371,728
Corporate Bonds And Notes	—	707,164	—	707,164
Non-U.S. Government Agency Asset-Backed Securities	—	140,530	—	140,530
Preferred Stocks	—	37,763	—	37,763
Short Term Investments	71,567	—	—	71,567
	5,860,772	3,536,894	—	9,397,666
Liabilities - Securities
Government And Agency Obligations	—	(108,266)	—	(108,266)
	—	(108,266)	—	(108,266)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 98.7%
Financials 19.5%
American International Group, Inc.	146	12,456
Ares Management Corporation - Class A	51	8,275
Bank of America Corporation	485	26,650
Huntington Bancshares Incorporated	641	11,117
Intercontinental Exchange, Inc.	60	9,675
JPMorgan Chase & Co.	56	18,121
M&T Bank Corporation	71	14,258
Marsh & Mclennan Companies, Inc.	75	13,832
Morgan Stanley	89	15,754
Nasdaq, Inc.	101	9,792
Progressive Corporation, The	59	13,493
Raymond James Financial, Inc.	61	9,770
Regions Financial Corporation	429	11,625
The PNC Financial Services Group, Inc.	26	5,400
		180,218
Health Care 16.4%
AstraZeneca PLC - ADR	107	9,810
Becton, Dickinson and Company	50	9,709
CVS Health Corporation	106	8,396
Elevance Health, Inc.	34	11,955
Eli Lilly and Company	7	7,225
Gilead Sciences, Inc.	115	14,169
Johnson & Johnson	115	23,826
Merck & Co., Inc.	274	28,810
Pfizer Inc.	416	10,358
UnitedHealth Group Incorporated	54	17,815
Zoetis Inc. - Class A	75	9,414
		151,487
Information Technology 12.4%
Accenture Public Limited Company - Class A	42	11,275
Broadcom Inc.	141	48,808
Cisco Systems, Inc.	232	17,864
NetApp, Inc.	110	11,781
NXP Semiconductors N.V.	60	13,056
TE Connectivity Public Limited Company	50	11,428
		114,212
Industrials 10.9%
Automatic Data Processing, Inc.	35	9,113
Eaton Corporation Public Limited Company	23	7,366
Emerson Electric Co.	94	12,512
Ferguson Enterprises Inc.	62	13,703
Honeywell International Inc.	71	13,830
IDEX Corporation	51	9,026
Johnson Controls International Public Limited Company	77	9,245
L3Harris Technologies, Inc.	38	11,101
PACCAR Inc.	137	14,962
		100,858
Consumer Staples 9.1%
Archer-Daniels-Midland Company	234	13,472
Constellation Brands, Inc. - Class A	65	9,040
Keurig Dr Pepper Inc.	563	15,756
Kimberly-Clark Corporation	91	9,231
Pernod Ricard	87	7,448
Philip Morris International Inc.	75	12,031
Unilever PLC - ADR (a)	257	16,783
		83,761
Utilities 8.6%
American Electric Power Company, Inc.	120	13,795
American Water Works Company, Inc.	69	9,062
Atmos Energy Corporation	53	8,955
Dominion Energy, Inc.	221	12,953
PPL Corporation	401	14,041
Sempra	141	12,454
WEC Energy Group Inc.	74	7,778
		79,038
Energy 6.7%
ConocoPhillips	210	19,658
Coterra Energy Inc.	524	13,800
EQT Corporation	217	11,652
Marathon Petroleum Corporation	31	5,061
Targa Resources Corp.	62	11,509
		61,680
Consumer Discretionary 5.1%
Darden Restaurants, Inc.	56	10,298
Dick's Sporting Goods, Inc.	53	10,531
Industria de Diseno Textil, S.A.	180	11,890
Nike, Inc. - Class B	102	6,525
Tractor Supply Company	154	7,683
		46,927
Materials 4.4%
Anglo American PLC	301	12,523
Avery Dennison Corporation	59	10,791
Nutrien Ltd.	79	4,894
PPG Industries, Inc.	119	12,214
		40,422
Real Estate 3.5%
Crown Castle Inc.	148	13,186
Sun Communities, Inc.	75	9,315
Weyerhaeuser Company	401	9,505
		32,006
Communication Services 2.1%
T-Mobile US, Inc.	78	15,849
Walt Disney Company, The	27	3,060
		18,909
Total Common Stocks (cost $819,066)		909,518
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	25	10,086
Total Preferred Stocks (cost $6,696)		10,086
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 3.74% (b) (c)	3,455	3,455
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.64% (b) (c)	2,395	2,395
Total Short Term Investments (cost $5,850)		5,850
Total Investments 100.4% (cost $831,612)		925,454
Other Assets and Liabilities, Net (0.4)%		(3,651)
Total Net Assets 100.0%		921,803

(a) All or a portion of the security was on loan as of December 31, 2025.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	6,020	302,821	306,446	334	—	—	2,395	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

JNL/WMC Equity Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.74% - Class SL	—	83,928	80,473	63	—	—	3,455	0.4
	6,020	386,749	386,919	397	—	—	5,850	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	877,657	31,861	—	909,518
Preferred Stocks	—	10,086	—	10,086
Short Term Investments	5,850	—	—	5,850
	883,507	41,947	—	925,454

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 99.3%
United States of America 57.9%
Acadia Realty Trust	265	5,442
American Healthcare REIT, Inc.	253	11,918
Applied Digital Corporation (a) (b)	78	1,910
Brookdale Senior Living Inc. (a)	773	8,344
Caretrust REIT, Inc.	276	9,979
CBRE Group, Inc. - Class A (a)	38	6,170
Digital Realty Trust, Inc.	65	9,984
EastGroup Properties, Inc.	32	5,716
Equinix, Inc.	29	21,982
Essential Properties Realty Trust, Inc.	302	8,963
Essex Property Trust, Inc.	70	18,444
Hilton Worldwide Holdings Inc.	27	7,778
Hyatt Hotels Corporation - Class A	41	6,559
Jones Lang LaSalle Incorporated (a)	5	1,617
Kilroy Realty Corporation (b)	247	9,216
LXP Industrial Trust	164	8,139
Mid-America Apartment Communities, Inc.	68	9,493
ProLogis Inc.	287	36,611
Public Storage Operating Company	35	9,060
Simon Property Group, Inc.	129	23,845
SmartStop Self Storage REIT, Inc. (b)	240	7,419
Sun Communities, Inc.	54	6,729
Tanger Inc.	196	6,544
Urban Edge Properties	403	7,731
W.P. Carey Inc.	252	16,248
Welltower Inc.	240	44,566
		310,407
Japan 12.4%
Arealink Co., Ltd.	465	3,160
Japan Real Estate Investment Corporation	8	6,594
Kajima Corporation	218	8,138
Mitsubishi Estate Co., Ltd.	499	12,187
Mitsui Fudosan Co., Ltd.	988	11,236
ORIX JREIT Inc.	8	5,358
Resorttrust, Inc.	324	4,056
Sumitomo Realty & Development Co., Ltd.	618	15,524
		66,253
Australia 7.1%
Charter Hall Limited	554	9,001
NEXTDC Limited (a)	142	1,181
Scentre Group Limited	5,391	15,077
Stockland Corporation Ltd	3,337	12,722
		37,981
Hong Kong 4.4%
Hongkong Land Holdings Limited	2,312	16,057
Swire Properties Limited	2,818	7,580
		23,637
France 3.7%
Accor	83	4,697
Clariane (a) (b)	320	1,477
Klepierre	202	8,025
Unibail-Rodamco-Westfield SE	51	5,536
		19,735
Singapore 2.4%
Capitaland Group Pte. Ltd.	3,666	6,817
Keppel Ltd.	729	5,871
		12,688
Switzerland 2.1%
Swiss Prime Site AG - Class N	74	11,460
United Kingdom 2.0%
Hammerson PLC	1,761	7,837
Shaftesbury Capital PLC	1,439	2,809
		10,646
Netherlands 1.8%
CTP N.V.	453	9,498
Canada 1.6%
Brookfield Corporation - Class A (b)	189	8,659
United Arab Emirates 1.5%
Emaar Properties PJSC	2,112	8,072
Belgium 1.0%
Aedifica	70	5,589
Sweden 0.9%
Pandox Aktiebolag - Class B	227	5,003
Spain 0.5%
Merlin Properties, Socimi, S.A.	169	2,469
Total Common Stocks (cost $470,028)		532,097
SHORT TERM INVESTMENTS 3.5%
Securities Lending Collateral 3.3%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	17,432	17,432
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	1,099	1,099
Total Short Term Investments (cost $18,531)		18,531
Total Investments 102.8% (cost $488,559)		550,628
Other Assets and Liabilities, Net (2.8)%		(14,859)
Total Net Assets 100.0%		535,769

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	8,695	132,330	139,926	90	—	—	1,099	0.2
JNL Government Money Market Fund, 3.74% - Class SL	5,890	102,731	91,189	110	—	—	17,432	3.3
	14,585	235,061	231,115	200	—	—	18,531	3.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	310,407	—	—	310,407
Japan	—	66,253	—	66,253
Australia	—	37,981	—	37,981
Hong Kong	—	23,637	—	23,637
France	—	19,735	—	19,735
Singapore	—	12,688	—	12,688
Switzerland	—	11,460	—	11,460
United Kingdom	—	10,646	—	10,646
Netherlands	—	9,498	—	9,498
Canada	8,659	—	—	8,659
United Arab Emirates	—	8,072	—	8,072
Belgium	—	5,589	—	5,589
Sweden	—	5,003	—	5,003
Spain	—	2,469	—	2,469
Short Term Investments	18,531	—	—	18,531
	337,597	213,031	—	550,628

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.1%
Financials 25.2%
American International Group, Inc.	180	15,389
Ares Management Corporation - Class A	62	10,043
Chubb Limited	50	15,678
JPMorgan Chase & Co.	123	39,710
KKR & Co. Inc. - Class A	107	13,629
LPL Financial Holdings Inc.	41	14,559
M&T Bank Corporation	78	15,647
Marsh & Mclennan Companies, Inc.	80	14,896
MetLife, Inc.	199	15,734
Morgan Stanley	96	17,117
Nasdaq, Inc.	125	12,159
Progressive Corporation, The	74	16,910
Raymond James Financial, Inc.	86	13,882
Regions Financial Corporation	517	14,019
The PNC Financial Services Group, Inc.	75	15,742
		245,114
Health Care 16.0%
AstraZeneca PLC - ADR	109	10,016
Elevance Health, Inc.	49	17,311
Eli Lilly and Company	9	9,391
Gilead Sciences, Inc.	115	14,057
Johnson & Johnson	140	28,879
Merck & Co., Inc.	233	24,505
Pfizer Inc.	690	17,170
UnitedHealth Group Incorporated	65	21,398
Zoetis Inc. - Class A	102	12,822
		155,549
Information Technology 11.5%
Accenture Public Limited Company - Class A	64	17,224
Amdocs Limited	201	16,161
Broadcom Inc.	30	10,350
Cisco Systems, Inc.	263	20,231
Corning Incorporated	129	11,278
F5, Inc. (a)	43	10,929
NetApp, Inc.	116	12,425
NXP Semiconductors N.V.	61	13,257
		111,855
Industrials 11.2%
3M Company	70	11,153
Emerson Electric Co.	110	14,544
Ferguson Enterprises Inc.	58	12,857
Johnson Controls International Public Limited Company	120	14,387
Knight-Swift Transportation Holdings Inc. - Class A	251	13,114
L3Harris Technologies, Inc.	48	14,042
Middleby Corporation, The (a)	79	11,736
PACCAR Inc.	157	17,153
		108,986
Energy 6.9%
Antero Resources Corporation (a)	344	11,838
ConocoPhillips	145	13,602
Coterra Energy Inc.	553	14,560
Marathon Petroleum Corporation	61	9,875
Targa Resources Corp.	91	16,808
		66,683
Communication Services 6.5%
Alphabet Inc. - Class C	151	47,358
T-Mobile US, Inc.	80	16,331
		63,689
Consumer Staples 5.7%
Archer-Daniels-Midland Company	269	15,478
Keurig Dr Pepper Inc.	490	13,733
Unilever PLC - ADR (b)	189	12,342
US Foods Holding Corp. (a)	179	13,471
		55,024
Utilities 5.6%
American Electric Power Company, Inc.	117	13,529
American Water Works Company, Inc.	82	10,637
Atmos Energy Corporation	83	13,870
Sempra	190	16,807
		54,843
Consumer Discretionary 5.2%
Dick's Sporting Goods, Inc.	68	13,391
Gentex Corporation	491	11,423
H & R Block, Inc.	245	10,690
Industria de Diseno Textil, S.A. - ADR	919	15,168
		50,672
Real Estate 2.8%
Crown Castle Inc.	162	14,437
Gaming and Leisure Properties, Inc.	276	12,351
		26,788
Materials 1.5%
Freeport-McMoRan Inc.	282	14,313
Total Common Stocks (cost $782,710)		953,516
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	27	11,111
Total Preferred Stocks (cost $7,957)		11,111
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 3.64% (c) (d)	7,119	7,119
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 3.74% (c) (d)	1,622	1,622
Total Short Term Investments (cost $8,741)		8,741
Total Investments 100.1% (cost $799,408)		973,368
Other Assets and Liabilities, Net (0.1)%		(1,130)
Total Net Assets 100.0%		972,238

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of December 31, 2025.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	13,197	224,288	230,366	426	—	—	7,119	0.7
JNL Government Money Market Fund, 3.74% - Class SL	920	44,806	44,104	29	—	—	1,622	0.2
	14,117	269,094	274,470	455	—	—	8,741	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2025.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL/WMC Value Fund
Assets - Securities
Common Stocks	953,516	—	—	953,516
Preferred Stocks	—	11,111	—	11,111
Short Term Investments	8,741	—	—	8,741
	962,257	11,111	—	973,368

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 603.

JNL Series Trust

Schedules of Investments (in thousands)

December 31, 2025

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	JPY - Japanese Yen	THB – Thai Baht
AUD - Australian Dollar	DKK - Danish Krone	KRW - South Korean Won	TWD - New Taiwan Dollar
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	MXN - Mexican Peso	USD - United States Dollar
CAD - Canadian Dollar	GBP - British Pound	NOK - Norwegian Krone	ZAR - South African Rand
CHF - Swiss Franc	HKD - Hong Kong Dollar	NZD - New Zealand Dollar
CLP - Chilean Peso	HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol
CNH - Chinese Offshore Yuan	IDR - Indonesian Rupiah	PLN - Polish Zloty
CNY - Chinese Yuan	ILS - Israeli New Shekel	SEK - Swedish Krona
COP - Colombian Peso	INR - Indian Rupee	SGD - Singapore Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	LIBOR - London Interbank Offered Rate
ADR - American Depositary Receipt	LLC/L.L.C - Limited Liability Companies
ASX - Australian Securities Exchange	MBS - Mortgage-Backed Security
BRAZIBOR - Brazil Interbank Offred Rate	MEXIBOR - Mexico Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MIBOR - Mumbai Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MICEX - Moscow Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MSCI - Morgan Stanley Capital International
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NVDR - Non-Voting Depository Receipt
CLO - Collateralized Loan Obligation	OAT - Obligations Assimilables du Tresor
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OBFR - Overnight Bank Funding Rate
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PJSC - Private Joint Stock Co.
DIP - Debtor-in-possession	PLC/P.L.C. - Public Limited Company
DUTCHCERT - Dutch Certificate	PRIBOR- Prague Interbank Offered Rate
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 4.5 to 5.5 years	S&P - Standard & Poor's
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 8.5 to 10.5 years	SOFR - Secured Overnight Financing Rates
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 24 to 35 years	SPDR - Standard & Poor's Depositary Receipt
Euro OAT - debt instrument issued by the Republic of Italy with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 8.5 to 10.5 years	TBD - To Be Determined
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TIPS - Treasury Inflation Protected Securities
term of 1.75 to 2.25 years	TONAR - Tokyo Overnight Average Rate
FTSE - Financial Times ad the London Stock Exchange	TSY - US 3 Month Bill Bond Yield
GDR - Global Depositary Receipt	ULC - Unlimited Liability Companies
HICP - Harmonized Index of Consumer Prices	ULSD - Ultra-Low Sulfur Diesel
HONIA - Hong Kong Dollar Overnight Index Average	US/U.S. - United States
IBOR - Interbank Offered Rate	WTI - West Texas Intermediate
ITRAXX - Group of international credit derivative indices monitored by the
International Index Company

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	CSI - Credit Suisse Securities, LLC	NSI - Nomura Securities International, Inc.
BMO - BMO Capital Markets Corp.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	RBS - Royal Bank of Scotland
BNS - The Bank of Nova Scotia, Toronto	GSI - Goldman Sachs International	SCB - Standard Chartered Bank
BNY – Bank of New York	HSB - HSBC Securities Inc.	SGS - Societe Generale S.A.
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc
CGM - Citigroup Global Markets	MLP - Merrill Lynch Professional Clearing Corp.	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MSC - Morgan Stanley & Co. Inc.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MZS – Mizuho Securities Co., Ltd	WFI - Wells Fargo Investments, LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) – Maturity; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$502,029	$—	$—	$—	$—	$—
Investments - affiliated, at value	3,655,694	—	560,365	310,926	1,132,237	601,939	8,786,114
Receivable from:
Investment securities sold	—	160	—	218	362	127	992
Fund shares sold	2,709	160	379	72	494	175	5,137
Dividends and interest	17	—	—	—	—	—	—
Adviser	930	85	119	114	382	243	3,207
Other assets	1	—	—	—	—	—	2
Total assets	3,659,351	502,434	560,863	311,330	1,133,475	602,484	8,795,452
Liabilities
Payable for:
Investment securities purchased	774	—	180	—	—	—	—
Fund shares redeemed	1,935	320	199	290	857	302	6,129
Advisory fees	1,565	170	249	159	616	335	4,436
Administrative fees	299	42	47	26	95	52	648
12b-1 fees (Class A)	208	28	32	18	64	34	502
Board of trustee fees	89	4	7	30	21	36	95
Chief compliance officer fees	9	1	1	1	3	1	19
Other expenses	4	1	1	—	1	1	10
Total liabilities	4,883	566	716	524	1,657	761	11,839
Net assets	$3,654,468	$501,868	$560,147	$310,806	$1,131,818	$601,723	$8,783,613
Net assets consist of:
Paid-in capital(b)	$3,270,696	$505,189	$444,902	$352,286	$1,027,124	$625,368	$6,378,827
Total distributable earnings (loss)(b)	383,772	(3,321)	115,245	(41,480)	104,694	(23,645)	2,404,786
Net assets	$3,654,468	$501,868	$560,147	$310,806	$1,131,818	$601,723	$8,783,613
Net assets - Class A	$3,594,822	$483,776	$547,357	$304,846	$1,104,171	$590,212	$8,614,889
Shares outstanding - Class A	170,871	48,730	31,497	28,411	33,362	27,273	110,779
Net asset value per share - Class A	$21.04	$9.93	$17.38	$10.73	$33.10	$21.64	$77.77
Net assets - Class I	$59,646	$18,092	$12,790	$5,960	$27,647	$11,511	$168,724
Shares outstanding - Class I	2,681	1,797	719	539	815	514	2,115
Net asset value per share - Class I	$22.25	$10.07	$17.78	$11.05	$33.90	$22.41	$79.76
Investments - unaffiliated, at cost	$—	$505,350	$—	$—	$—	$—	$—
Investments - affiliated, at cost	3,271,924	—	445,120	352,406	1,027,543	625,584	6,381,328

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Assets
Investments - affiliated, at value	$12,556,598	$1,451,987	$1,500,659	$4,268,888	$1,027,887	$927,102	$3,073,406
Receivable from:
Investment securities sold	4,518	810	630	1,247	76	—	740
Fund shares sold	4,113	554	662	1,012	408	933	915
Dividends and interest	—	—	—	—	—	—	190
Adviser	3,212	608	821	1,093	61	113	245
Administrator	—	—	—	—	—	1	—
Other assets	3	—	—	1	—	—	1
Total assets	12,568,444	1,453,959	1,502,772	4,272,241	1,028,432	928,149	3,075,497
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	—	590	—
Fund shares redeemed	8,630	1,365	1,292	2,258	485	343	1,655
Advisory fees	5,785	894	1,180	2,036	141	209	388
Administrative fees	908	122	126	342	87	117	387
12b-1 fees (Class A)	719	82	84	245	58	52	173
Board of trustee fees	351	81	69	168	—	—	—
Chief compliance officer fees	29	3	3	10	—	—	—
Other expenses	15	1	2	5	—	—	—
Total liabilities	16,437	2,548	2,756	5,064	771	1,311	2,603
Net assets	$12,552,007	$1,451,411	$1,500,016	$4,267,177	$1,027,661	$926,838	$3,072,894
Net assets consist of:
Paid-in capital(b)	$9,739,144	$1,276,514	$1,168,840	$3,269,086	$1,016,015	$792,203	$2,541,704
Total distributable earnings (loss)(b)	2,812,863	174,897	331,176	998,091	11,646	134,635	531,190
Net assets	$12,552,007	$1,451,411	$1,500,016	$4,267,177	$1,027,661	$926,838	$3,072,894
Net assets - Class A	$12,370,881	$1,427,477	$1,465,290	$4,201,801	$1,002,074	$905,751	$2,995,440
Shares outstanding - Class A	212,692	69,998	65,211	84,766	81,416	59,745	143,792
Net asset value per share - Class A	$58.16	$20.39	$22.47	$49.57	$12.31	$15.16	$20.83
Net assets - Class I	$181,126	$23,934	$34,726	$65,376	$25,587	$21,087	$77,454
Shares outstanding - Class I	3,008	1,136	1,498	1,274	1,965	1,358	3,499
Net asset value per share - Class I	$60.22	$21.07	$23.19	$51.32	$13.02	$15.53	$22.14
Investments - affiliated, at cost	$9,743,735	$1,277,090	$1,169,483	$3,270,797	$1,016,241	$792,466	$2,542,219

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - affiliated, at value	$3,242,262	$2,350,272	$1,456,846	$574,965	$2,805,380	$1,856,987	$3,400,553
Receivable from:
Investment securities sold	—	—	216	148	762	398	1,218
Fund shares sold	1,817	1,004	66	225	179	279	66
Dividends and interest	—	—	—	5	23	—	—
Adviser	223	163	—	—	—	—	—
Other assets	1	—	—	—	1	—	1
Total assets	3,244,303	2,351,439	1,457,128	575,343	2,806,345	1,857,664	3,401,838
Liabilities
Payable to affiliates	—	—	—	—	12	—	—
Payable for:
Investment securities purchased	521	29	—	—	—	—	—
Fund shares redeemed	1,295	976	281	373	941	676	1,285
Advisory fees	388	293	120	60	212	148	252
Administrative fees	278	204	62	24	120	79	143
12b-1 fees (Class A)	185	134	84	33	161	107	196
Board of trustee fees	—	—	77	32	242	257	340
Chief compliance officer fees	—	—	3	1	7	5	8
Other expenses	—	—	2	—	4	2	4
Total liabilities	2,667	1,636	629	523	1,699	1,274	2,228
Net assets	$3,241,636	$2,349,803	$1,456,499	$574,820	$2,804,646	$1,856,390	$3,399,610
Net assets consist of:
Paid-in capital(b)	$2,515,208	$1,999,039	$1,189,895	$521,076	$2,365,105	$1,607,459	$2,893,971
Total distributable earnings (loss)(b)	726,428	350,764	266,604	53,744	439,541	248,931	505,639
Net assets	$3,241,636	$2,349,803	$1,456,499	$574,820	$2,804,646	$1,856,390	$3,399,610
Net assets - Class A	$3,159,065	$2,289,970	$1,440,462	$566,390	$2,780,651	$1,846,833	$3,385,653
Shares outstanding - Class A	82,586	76,398	59,522	35,944	116,057	93,868	151,116
Net asset value per share - Class A	$38.25	$29.97	$24.20	$15.76	$23.96	$19.67	$22.40
Net assets - Class I	$82,571	$59,833	$16,037	$8,430	$23,995	$9,557	$13,957
Shares outstanding - Class I	2,071	1,915	647	522	977	474	608
Net asset value per share - Class I	$39.88	$31.24	$24.80	$16.15	$24.57	$20.17	$22.97
Investments - affiliated, at cost	$2,515,834	$1,999,509	$1,190,242	$521,221	$2,365,840	$1,608,056	$2,894,914

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund
Assets
Investments - unaffiliated, at value	$—	$—	$—	$—	$—	$4,225,919	$64,330
Investments - affiliated, at value	2,082,364	639,731	3,939,580	1,598,905	3,584,137	95,727	—
Receivable from:
Investment securities sold	1,047	133	1,922	364	2,790	—	11
Fund shares sold	218	91	368	92	44	3,016	—
Adviser	9	9	8	8	8	—	—
Other assets	1	—	1	—	1	1	—
Total assets	2,083,639	639,964	3,941,879	1,599,369	3,586,980	4,324,663	64,341
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	—	774	—
Fund shares redeemed	1,265	224	2,290	456	2,834	2,242	12
Advisory fees	164	65	286	130	264	650	10
Administrative fees	89	27	164	68	150	527	8
12b-1 fees (Class A)	120	37	227	92	207	247	4
Board of trustee fees	144	110	352	219	408	124	—
Chief compliance officer fees	5	1	10	4	9	10	—
Other expenses	2	1	4	2	4	5	—
Total liabilities	1,789	465	3,333	971	3,876	4,579	34
Net assets	$2,081,850	$639,499	$3,938,546	$1,598,398	$3,583,104	$4,320,084	$64,307
Net assets consist of:
Paid-in capital(a)	$1,574,828	$568,900	$3,021,443	$1,340,414	$2,845,607	$3,795,279	$63,583
Total distributable earnings (loss)(a)	507,022	70,599	917,103	257,984	737,497	524,805	724
Net assets	$2,081,850	$639,499	$3,938,546	$1,598,398	$3,583,104	$4,320,084	$64,307
Net assets - Class A	$2,066,341	$637,020	$3,915,888	$1,594,300	$3,576,440	$4,262,072	$63,875
Shares outstanding - Class A	45,405	36,564	107,744	69,863	121,330	129,617	5,750
Net asset value per share - Class A	$45.51	$17.42	$36.34	$22.82	$29.48	$32.88	$11.11
Net assets - Class I	$15,509	$2,479	$22,658	$4,098	$6,664	$58,012	$432
Shares outstanding - Class I	332	139	608	175	220	1,720	39
Net asset value per share - Class I	$46.66	$17.82	$37.25	$23.39	$30.22	$33.72	$11.15
Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$3,697,808	$63,606
Investments - affiliated, at cost	1,575,342	569,132	3,022,477	1,340,921	2,846,640	99,033	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets
Investments - unaffiliated, at value	$2,387,096	$407,271	$227,273	$357,943	$2,121,378	$574,103	$987,805
Investments - affiliated, at value	94,627	25,383	15,944	24,930	80,544	44,183	26,777
Cash	—	—	20	49	—	—	—
Receivable from:
Investment securities sold	63	197	—	—	—	—	—
Fund shares sold	468	57	342	20	1,076	441	61
Dividends and interest	—	1	2	—	1	1	1
Securities lending income	—	25	11	46	41	22	26
Administrator	—	—	—	—	7	2	4
Securities lending agent	—	434	111	55	1,027	—	—
Other assets	1	—	—	—	—	—	—
Total assets	2,482,255	433,368	243,703	383,043	2,204,074	618,752	1,014,674
Liabilities
Cash overdraft	—	3	—	—	—	—	—
Payable for:
Investment securities purchased	—	—	—	—	—	—	1,022
Return of securities loaned	—	25,817	15,956	24,871	80,295	43,951	25,219
Fund shares redeemed	531	46	541	74	1,090	406	359
Advisory fees	390	69	38	61	338	98	169
Administrative fees	316	52	29	45	272	73	126
12b-1 fees (Class A)	142	23	13	20	119	32	55
Board of trustee fees	108	12	7	14	115	12	22
Chief compliance officer fees	6	1	1	1	5	1	2
Other expenses	4	—	—	—	1	1	1
Total liabilities	1,497	26,023	16,585	25,086	82,235	44,574	26,975
Net assets	$2,480,758	$407,345	$227,118	$357,957	$2,121,839	$574,178	$987,699
Net assets consist of:
Paid-in capital(a)	$2,314,453	$309,050	$202,691	$289,884	$1,732,195	$523,449	$847,565
Total distributable earnings (loss)(a)	166,305	98,295	24,427	68,073	389,644	50,729	140,134
Net assets	$2,480,758	$407,345	$227,118	$357,957	$2,121,839	$574,178	$987,699
Net assets - Class A	$2,452,719	$397,364	$217,431	$348,605	$2,055,560	$551,053	$946,889
Shares outstanding - Class A	93,862	23,007	16,705	23,570	107,748	36,913	55,855
Net asset value per share - Class A	$26.13	$17.27	$13.02	$14.79	$19.08	$14.93	$16.95
Net assets - Class I	$28,039	$9,981	$9,687	$9,352	$66,279	$23,125	$40,810
Shares outstanding - Class I	1,046	574	739	630	3,354	1,495	2,324
Net asset value per share - Class I	$26.79	$17.38	$13.11	$14.85	$19.76	$15.47	$17.56
Investments - unaffiliated, at cost	$2,217,697	$349,686	$211,786	$318,219	$1,731,734	$523,374	$847,671
Investments - affiliated, at cost	97,721	25,383	15,944	24,930	80,544	44,183	26,777
Securities on loan included in
Investments - unaffiliated, at value	—	36,499	18,064	47,130	164,357	83,432	84,678

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL Bond Index Fund		JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Assets
Investments - unaffiliated, at value		$1,042,308		$927,182		$3,039,910		$3,232,471		$2,335,773	$981,515	$1,352,871
Investments - affiliated, at value		57,649		14,921		58,788		32,094		46,282	236,166	49,103
Purchased options, at value		—		—		—		—		—	71	—
Forward foreign currency contracts		—		—		243		—		—	1	—
Variation margin on futures/futures options contracts		—		—		2		11		—	10	—
OTC swap agreements		—		—		—		—		—	1,876	—
Cash		2		84		389		1,383		133	10,542	—
Cash collateral segregated for short sales		—		—		—		—		—	1,233	—
Foreign currency		—		1,050		567		—		—	30	18,603
Receivable from:
Investment securities sold		13,472		—		—		5,545		540	698	4,326
Fund shares sold		407		933		915		1,816		1,004	54	106
Dividends and interest		8,145		1,578		12,633		2,973		2,835	2,986	2,721
Securities lending income		5		21		27		14		17	1	51
Adviser		116		43		272		336		246	243	—
Securities lending agent		—		—		—		50		—	—	—
Deposits with brokers and counterparties		—		403		2,471		1,109		923	2,829	—
Other assets		—		2		1		1		1	86	312
Total assets		1,122,104		946,217		3,116,218		3,277,803		2,387,754	1,238,341	1,428,093
Liabilities
Cash overdraft		—		—		—		—		—	—	635
Securities sold short, at value		—		—		—		—		—	269,247	—
Forward sales commitments, at value		1,841		—		—		—		—	—	—
Written options, at value		—		—		—		—		—	903	—
Forward foreign currency contracts		—		—		231		—		—	17	1
Variation margin on futures/futures options contracts		—		41		44		252		95	14	—
OTC swap agreements		—		—		—		—		—	1,224	—
Deferred foreign capital gains tax liability		—		9,341		—		—		—	—	4,957
Payable to affiliates		—		—		—		—		—	14	—
Payable for:
Investment securities purchased		60,142		—		—		6,826		1,179	1,515	4,380
Return of securities loaned		10,065		5,636		25,458		14,359		25,870	1,154	11,786
Dividends/interest on securities sold short		—		—		—		—		—	328	—
Fund shares redeemed		492		345		1,659		1,297		978	158	925
Advisory fees		179		157		518		560		410	965	858
Administrative fees		—		—		—		—		—	162	169
12b-1 fees (Class A)		—		—		—		—		—	12	34
Board of trustee fees		105		57		159		189		161	79	139
Chief compliance officer fees		3		2		7		8		6	2	3
Other expenses		43		35		44		157		115	1	41
Total liabilities		72,870		15,614		28,120		23,648		28,814	275,795	23,928
Net assets		$1,049,234		$930,603		$3,088,098		$3,254,155		$2,358,940	$962,546	$1,404,165
Net assets consist of:
Paid-in capital(a)		$1,109,590		$782,364		$2,116,918		$2,788,861		$2,240,134	$847,433	$1,220,283
Total distributable earnings (loss)(a)		(60,356)		148,239		971,180		465,294		118,806	115,113	183,882
Net assets		$1,049,234		$930,603		$3,088,098		$3,254,155		$2,358,940	$962,546	$1,404,165
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$198,642	$591,779
Shares outstanding - Class A		N/A		N/A		N/A		N/A		N/A	14,049	54,896
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$	N/A	$14.14	$10.78
Net assets - Class I		$1,049,234		$930,603		$3,088,098		$3,254,155		$2,358,940	$763,904	$812,386
Shares outstanding - Class I		104,848		80,764		249,705		252,286		201,344	52,776	75,217
Net asset value per share - Class I		$10.01		$11.52		$12.37		$12.90		$11.72	$14.47	$10.80
Investments - unaffiliated, at cost		$1,102,666		$770,194		$2,184,717		$2,766,872		$2,223,328	$826,021	$1,147,706
Investments - affiliated, at cost		57,649		14,921		58,788		32,094		39,558	236,166	49,103
Purchased options, at cost		—		—		—		—		—	240	—
Foreign currency cost		—		1,046		565		—		—	29	18,552
Proceeds from securities sold short		—		—		—		—		—	228,660	—
Proceeds from forward sales commitments		1,843		—		—		—		—	—	—
Premiums from written options		—		—		—		—		—	535	—
Securities on loan included in
Investments - unaffiliated, at value		10,490		9,173		56,834		63,834		53,601	2,615	32,152

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Assets
Investments - unaffiliated, at value	$882,215	$686,112	$1,124,714	$2,165,590	$1,683,165	$1,363,938		$569,455
Investments - affiliated, at value	45,179	15,656	29,735	75,851	45,594	42,807		2,696
Forward foreign currency contracts	—	2	—	—	—	—		—
Cash	8,082	384	184	65	10	99		63
Foreign currency	—	187	—	—	—	—		—
Receivable from:
Investment securities sold	23,431	6,484	7,776	1,180	3,974	—		—
Fund shares sold	148	55	302	401	1,068	298		331
Dividends and interest	4,726	1,016	520	524	1,029	1,539		293
Securities lending income	—	69	7	33	10	6		—
Adviser	—	—	24	—	—	—		83
Administrator	—	—	—	—	—	—		29
Securities lending agent	—	—	—	1,734	—	—		—
Deposits with brokers and counterparties	—	—	—	—	—	—		153
Other assets	12	273	—	1	1	—		—
Total assets	963,793	710,238	1,163,262	2,245,379	1,734,851	1,408,687		573,103
Liabilities
Forward foreign currency contracts	—	6	—	—	—	—		—
Variation margin on futures/futures options contracts	—	—	—	—	—	—		16
Deferred foreign capital gains tax liability	—	1,278	—	—	—	—		—
Payable to affiliates	—	—	3	—	—	—		—
Payable for:
Investment securities purchased	35,615	12,444	137	119	1,700	—		50
Return of securities loaned	—	—	7,337	35,928	11,073	13,135		221
Fund shares redeemed	521	420	496	1,864	775	650		741
Advisory fees	377	439	630	1,079	986	616		97
Administrative fees	119	88	149	192	148	177		49
12b-1 fees (Class A)	52	24	25	102	73	5		—
Board of trustee fees	84	43	50	132	106	8		6
Chief compliance officer fees	2	2	3	6	4	3		1
Other expenses	12	15	1	2	2	2		30
Total liabilities	36,782	14,759	8,831	39,424	14,867	14,596		1,211
Net assets	$927,011	$695,479	$1,154,431	$2,205,955	$1,719,984	$1,394,091		$571,892
Net assets consist of:
Paid-in capital(a)	$951,824	$649,708	$1,073,876	$1,966,149	$1,553,769	$1,137,796		$332,724
Total distributable earnings (loss)(a)	(24,813)	45,771	80,555	239,806	166,215	256,295		239,168
Net assets	$927,011	$695,479	$1,154,431	$2,205,955	$1,719,984	$1,394,091		$571,892
Net assets - Class A	$908,046	$404,265	$419,344	$1,733,057	$1,244,825	$83,689	$	N/A
Shares outstanding - Class A	65,759	29,699	20,316	39,429	56,296	4,445		N/A
Net asset value per share - Class A	$13.81	$13.61	$20.64	$43.95	$22.11	$18.83	$	N/A
Net assets - Class I	$18,965	$291,214	$735,087	$472,898	$475,159	$1,310,402		$571,892
Shares outstanding - Class I	1,343	21,161	34,841	10,009	21,017	68,867		18,451
Net asset value per share - Class I	$14.12	$13.76	$21.10	$47.25	$22.61	$19.03		$30.99
Investments - unaffiliated, at cost	$907,036	$603,028	$1,044,159	$1,925,784	$1,516,952	$1,107,643		$330,770
Investments - affiliated, at cost	45,179	15,656	29,735	75,851	45,594	42,807		2,214
Foreign currency cost	—	187	—	—	—	—		—
Securities on loan included in
Investments - unaffiliated, at value	—	40,738	7,707	87,000	36,608	12,909		256

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Assets
Investments - unaffiliated, at value	$25,593	$394,946	$2,340,642	$719,087	$4,328,691	$2,732,568	$1,363,315
Investments - affiliated, at value	1,405	18,006	250,859	50,890	87,605	53,524	11,477
Purchased options, at value	—	—	8,877	—	—	—	—
Forward foreign currency contracts	82	—	4,268	—	—	—	—
Variation margin on futures/futures options contracts	—	—	1,926	—	—	—	—
Variation margin on swap agreements	—	—	663	—	—	—	—
OTC swap agreements	—	—	1,786	—	—	—	—
OTC swap premiums paid	—	—	644	—	—	—	—
Cash	1	11	6,552	21	409	—	54
Cash collateral segregated for short sales	—	—	13	—	—	—	—
Foreign currency	23	—	12,217	—	—	—	—
Receivable from:
Investment securities sold	—	—	12,734	—	—	—	2,784
Fund shares sold	126	129	515	11	906	1,687	295
Dividends and interest	36	493	10,953	2,686	571	6,372	200
Securities lending income	—	—	22	10	5	3	—
Adviser	—	—	—	—	122	—	—
Securities lending agent	—	—	256	—	—	—	—
Deposits with brokers and counterparties	—	1,077	53,530	—	—	—	—
Other assets	—	—	40	—	1	1	1
Total assets	27,266	414,662	2,706,497	772,705	4,418,310	2,794,155	1,378,126
Liabilities
Written options, at value	—	—	7,200	—	—	—	—
Forward foreign currency contracts	85	—	4,282	—	—	—	—
Variation margin on futures/futures options contracts	—	124	1,182	—	—	—	—
Variation margin on swap agreements	—	—	1,591	—	—	—	—
OTC swap agreements	—	—	3,530	—	—	—	—
OTC swap premiums received	—	—	164	—	—	—	—
Deferred foreign capital gains tax liability	10	—	27	—	—	—	—
Payable to affiliates	4	—	505	65	8	—	—
Payable for:
Investment securities purchased	31	—	34,835	3,033	—	—	—
Deposits from counterparties	—	—	3,922	—	—	—	—
Return of securities loaned	—	—	36,943	23,385	—	—	—
Fund shares redeemed	12	251	1,703	471	2,776	1,732	1,082
Advisory fees	15	142	1,286	339	1,755	1,169	593
Administrative fees	3	53	334	94	367	350	183
12b-1 fees (Class A)	1	23	150	43	228	80	46
Board of trustee fees	—	25	204	80	243	93	39
Chief compliance officer fees	—	1	6	2	11	6	4
Other expenses	8	—	155	1	5	3	1
Total liabilities	169	619	98,019	27,513	5,393	3,433	1,948
Net assets	$27,097	$414,043	$2,608,478	$745,192	$4,412,917	$2,790,722	$1,376,178
Net assets consist of:
Paid-in capital(a)	$24,173	$329,969	$2,367,346	$648,018	$2,810,736	$1,943,777	$766,244
Total distributable earnings (loss)(a)	2,924	84,074	241,132	97,174	1,602,181	846,945	609,934
Net assets	$27,097	$414,043	$2,608,478	$745,192	$4,412,917	$2,790,722	$1,376,178
Net assets - Class A	$26,191	$403,629	$2,587,479	$736,135	$3,902,269	$1,382,195	$793,318
Shares outstanding - Class A	2,157	20,988	121,324	45,770	38,209	58,035	25,927
Net asset value per share - Class A	$12.14	$19.23	$21.33	$16.08	$102.13	$23.82	$30.60
Net assets - Class I	$906	$10,414	$20,999	$9,057	$510,648	$1,408,527	$582,860
Shares outstanding - Class I	74	531	956	547	4,691	56,861	18,594
Net asset value per share - Class I	$12.28	$19.61	$21.97	$16.56	$108.86	$24.77	$31.35
Investments - unaffiliated, at cost	$22,655	$310,753	$2,128,728	$621,955	$2,726,510	$2,171,564	$753,381
Investments - affiliated, at cost	1,405	18,006	253,292	50,890	87,605	53,524	11,477
Purchased options, at cost	—	—	12,392	—	—	—	—
Foreign currency cost	23	—	12,143	—	—	—	—
Premiums from written options	—	—	8,163	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	48,216	22,919	—	5,126	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets
Investments - unaffiliated, at value	$78,855	$624,144	$1,287,218	$705,560	$2,506,726	$325,039	$1,294,571
Investments - affiliated, at value	1,034	15,580	4,129	11,226	29,622	17,262	126,466
Forward foreign currency contracts	—	—	—	—	31	—	—
Variation margin on futures/futures options contracts	—	—	—	—	621	—	—
OTC swap agreements	—	—	—	—	—	—	5,764
Cash	201	11	273	118	869	190	244
Foreign currency	—	288	—	—	1,200	—	—
Receivable from:
Investment securities sold	—	1	1,061	58	1,456	—	1,798
Fund shares sold	54	862	129	706	642	247	901
Dividends and interest	263	1,225	723	485	18,214	4,183	8,504
Securities lending income	—	12	2	6	7	4	—
Administrator	—	1	2	1	—	—	—
Deposits with brokers and counterparties	—	179	—	—	9,037	—	4,970
Other assets	—	—	—	—	2	—	1
Total assets	80,407	642,303	1,293,537	718,160	2,568,427	346,925	1,443,219
Liabilities
Forward foreign currency contracts	—	—	—	—	28	—	—
Variation margin on futures/futures options contracts	—	21	—	—	851	—	—
OTC swap agreements	—	—	—	—	—	—	11,756
Deferred foreign capital gains tax liability	—	—	—	—	4	—	—
Payable for:
Investment securities purchased	—	585	—	633	4,016	—	5,449
Deposits from counterparties	—	—	—	—	—	—	4,970
Return of securities loaned	594	10,338	1,642	8,852	11,231	371	—
Fund shares redeemed	7	227	400	303	1,199	159	869
Advisory fees	39	232	436	322	806	175	651
Administrative fees	10	77	111	91	217	42	183
12b-1 fees (Class A)	5	35	73	39	92	7	81
Board of trustee fees	6	5	65	12	330	54	70
Chief compliance officer fees	—	1	3	1	6	1	4
Other expenses	10	1	11	1	3	—	2
Total liabilities	671	11,522	2,741	10,254	18,783	809	24,035
Net assets	$79,736	$630,781	$1,290,796	$707,906	$2,549,644	$346,116	$1,419,184
Net assets consist of:
Paid-in capital(a)	$104,410	$485,964	$666,078	$642,404	$2,621,567	$354,154	$1,452,340
Total distributable earnings (loss)(a)	(24,674)	144,817	624,718	65,502	(71,923)	(8,038)	(33,156)
Net assets	$79,736	$630,781	$1,290,796	$707,906	$2,549,644	$346,116	$1,419,184
Net assets - Class A	$76,310	$599,205	$1,249,053	$678,470	$1,593,856	$126,794	$1,392,645
Shares outstanding - Class A	8,116	39,375	37,226	48,312	114,710	9,569	49,037
Net asset value per share - Class A	$9.40	$15.22	$33.55	$14.04	$13.89	$13.25	$28.40
Net assets - Class I	$3,426	$31,576	$41,743	$29,436	$955,788	$219,322	$26,539
Shares outstanding - Class I	361	2,057	1,144	2,051	62,509	16,495	913
Net asset value per share - Class I	$9.49	$15.35	$36.49	$14.35	$15.29	$13.30	$29.06
Investments - unaffiliated, at cost	$82,955	$485,274	$662,499	$640,057	$2,580,041	$333,077	$1,321,734
Investments - affiliated, at cost	1,034	15,580	4,129	11,226	29,622	17,262	126,466
Foreign currency cost	—	287	—	—	1,179	—	—
Securities on loan included in
Investments - unaffiliated, at value	564	28,030	3,097	13,007	11,188	351	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund
Assets
Investments - unaffiliated, at value	$1,736,865	$1,343,851	$1,519,455	$465,327	$1,391,163	$4,935,132	$732,436
Investments - affiliated, at value	39,269	—	65,760	3,164	47,419	16,523	29,203
Repurchase agreements, at value	—	1,081,000	—	—	—	—	—
Purchased options, at value	—	—	636	—	—	—	—
Variation margin on futures/futures options contracts	178	—	1	—	—	—	—
Variation margin on swap agreements	—	—	56	—	—	—	—
OTC swap agreements	—	—	78	—	—	—	—
OTC swap premiums paid	—	—	230	—	—	—	—
Cash	—	1,945	771	200	—	156	263
Foreign currency	—	—	11	1,326	—	—	1
Receivable from:
Investment securities sold	—	—	96,557	1,371	—	—	424
Fund shares sold	373	12,286	737	331	689	1,660	202
Dividends and interest	8,332	3,982	13,798	1,435	13,449	6,579	3,193
Securities lending income	—	—	8	3	30	3	80
Adviser	—	—	22	—	15	—	—
Deposits with brokers and counterparties	11,738	—	326	—	—	740	—
Other assets	—	—	—	—	—	2	563
Total assets	1,796,755	2,443,064	1,698,446	473,157	1,452,765	4,960,795	766,365
Liabilities
Cash overdraft	28	—	—	—	164	—	—
Forward sales commitments, at value	—	—	624	—	—	—	—
Variation margin on futures/futures options contracts	883	—	167	—	—	78	—
Variation margin on swap agreements	—	—	4	—	—	—	—
OTC swap agreements	—	—	70	—	—	—	—
OTC swap premiums received	—	—	66	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	—	—	10,183
Payable to affiliates	—	—	—	150	7	—	214
Payable for:
Investment securities purchased	4,999	24,147	179,732	—	3	—	91
Deposits from counterparties	—	—	326	—	—	—	—
Return of securities loaned	—	—	8,264	849	47,419	283	10,339
Fund shares redeemed	1,058	8,354	932	343	738	2,281	777
Advisory fees	650	321	468	283	627	1,067	570
Administrative fees	152	206	124	61	119	603	98
12b-1 fees (Class A)	41	133	45	27	80	287	24
Dividends	—	6,817	—	—	—	—	—
Board of trustee fees	115	158	101	54	154	384	23
Chief compliance officer fees	4	6	4	1	3	12	2
Other expenses	2	4	3	—	2	6	20
Total liabilities	7,932	40,146	190,930	1,768	49,316	5,001	22,341
Net assets	$1,788,823	$2,402,918	$1,507,516	$471,389	$1,403,449	$4,955,794	$744,024
Net assets consist of:
Paid-in capital(a)	$1,933,389	$2,402,768	$1,556,996	$440,629	$1,302,710	$4,302,737	$693,687
Total distributable earnings (loss)(a)	(144,566)	150	(49,480)	30,760	100,739	653,057	50,337
Net assets	$1,788,823	$2,402,918	$1,507,516	$471,389	$1,403,449	$4,955,794	$744,024
Net assets - Class A	$704,169	$2,323,775	$789,232	$467,230	$1,394,441	$4,915,162	$419,071
Shares outstanding - Class A	60,579	2,323,624	60,446	21,863	77,010	102,347	25,632
Net asset value per share - Class A	$11.62	$1.00	$13.06	$21.37	$18.11	$48.02	$16.35
Net assets - Class I	$1,084,654	$79,143	$718,284	$4,159	$9,008	$40,632	$324,953
Shares outstanding - Class I	91,468	79,147	53,049	190	510	825	19,393
Net asset value per share - Class I	$11.86	$1.00	$13.54	$21.93	$17.67	$49.23	$16.76
Investments - unaffiliated, at cost	$1,881,917	$1,343,851	$1,568,287	$434,573	$1,290,432	$4,282,080	$672,741
Investments - affiliated, at cost	39,269	—	65,760	3,164	47,419	16,523	29,203
Repurchase agreements, at cost	—	1,081,000	—	—	—	—	—
Purchased options, at cost	—	—	1,010	—	—	—	—
Foreign currency cost	—	—	10	1,330	—	—	1
Proceeds from forward sales commitments	—	—	623	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	9,062	17,726	46,634	273	14,020

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
Assets
Investments - unaffiliated, at value	$807,848	$1,341,387	$1,580,033	$732,040	$879,892	$3,383,411	$45,215
Investments - affiliated, at value	10,205	7,916	9,805	135,994	2,780	21,897	1,424
Purchased options, at value	—	—	—	—	10,781	—	854
Forward foreign currency contracts	—	—	—	145	—	—	—
Variation margin on futures/futures options contracts	—	—	—	1,026	—	—	—
Cash	332	113	140	1,331	97	801	6
Foreign currency	—	89	—	754	—	—	—
Receivable from:
Investment securities sold	—	—	130	1,736	47,562	—	829
Fund shares sold	474	162	517	14	427	1,074	257
Dividends and interest	1,428	2,789	145	6,883	620	737	14
Securities lending income	—	3	34	10	—	—	—
Deposits with brokers and counterparties	—	—	—	12,334	446	—	27
Other assets	—	—	—	—	—	1	—
Total assets	820,287	1,352,459	1,590,804	892,267	942,605	3,407,921	48,626
Liabilities
Written options, at value	—	—	—	—	10,839	—	832
Forward foreign currency contracts	—	—	—	293	—	—	—
Variation margin on futures/futures options contracts	—	—	—	2,523	28	—	7
Deferred foreign capital gains tax liability	—	4,642	—	243	—	—	—
Payable to affiliates	28	625	—	324	—	—	—
Payable for:
Investment securities purchased	—	—	—	574	47,847	1,190	851
Deposits from counterparties	—	—	—	167	—	—	—
Return of securities loaned	—	—	—	5,082	—	—	—
Fund shares redeemed	734	853	920	193	716	2,047	6
Advisory fees	369	575	869	451	377	1,424	20
Administrative fees	106	172	138	113	113	290	6
12b-1 fees (Class A)	23	77	92	51	49	180	3
Board of trustee fees	30	148	96	134	21	137	—
Chief compliance officer fees	2	3	4	2	2	8	—
Other expenses	1	12	2	16	2	3	4
Total liabilities	1,293	7,107	2,121	10,166	59,994	5,279	1,729
Net assets	$818,994	$1,345,352	$1,588,683	$882,101	$882,611	$3,402,642	$46,897
Net assets consist of:
Paid-in capital(a)	$661,655	$755,849	$1,244,388	$860,183	$601,604	$2,888,843	$39,933
Total distributable earnings (loss)(a)	157,339	589,503	344,295	21,918	281,007	513,799	6,964
Net assets	$818,994	$1,345,352	$1,588,683	$882,101	$882,611	$3,402,642	$46,897
Net assets - Class A	$399,313	$1,325,397	$1,565,686	$879,303	$847,607	$3,073,696	$44,650
Shares outstanding - Class A	21,042	39,149	38,701	51,372	47,246	40,820	3,984
Net asset value per share - Class A	$18.98	$33.85	$40.46	$17.12	$17.94	$75.30	$11.21
Net assets - Class I	$419,681	$19,955	$22,997	$2,798	$35,004	$328,946	$2,247
Shares outstanding - Class I	21,578	568	535	160	1,917	4,154	200
Net asset value per share - Class I	$19.45	$35.14	$43.03	$17.51	$18.26	$79.19	$11.24
Investments - unaffiliated, at cost	$650,546	$747,467	$1,235,738	$708,894	$598,890	$2,869,612	$38,243
Investments - affiliated, at cost	10,205	7,916	9,805	136,063	2,780	21,897	1,424
Purchased options, at cost	—	—	—	—	10,750	—	851
Foreign currency cost	—	89	—	700	—	—	—
Premiums from written options	—	—	—	—	10,811	—	829
Securities on loan included in
Investments - unaffiliated, at value	—	11,749	28,291	7,736	—	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
Assets
Investments - unaffiliated, at value	$1,221,437	$1,324,778	$385,574	$949,488	$698,709	$1,115,779	$1,318,825
Investments - affiliated, at value	11,938	9,903	7,250	2,895	5,560	4,980	3,785
Variation margin on futures/futures options contracts	10	—	—	—	87	—	—
Cash	—	363	—	—	173	27	117
Foreign currency	—	41	30	24	—	—	—
Receivable from:
Investment securities sold	17,629	—	—	—	64	49,778	—
Fund shares sold	274	691	440	99	273	696	806
Dividends and interest	6,881	1,355	804	2,304	7,691	292	326
Securities lending income	1	—	—	7	1	—	5
Administrator	—	—	—	—	—	1	1
Deposits with brokers and counterparties	—	—	—	—	1,858	357	322
Total assets	1,258,170	1,337,131	394,098	954,817	714,416	1,171,910	1,324,187
Liabilities
Cash overdraft	12	—	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	116	27	29
Payable for:
Investment securities purchased	17,372	—	—	—	1,733	39,755	—
Return of securities loaned	3,371	—	—	—	241	732	1,102
Fund shares redeemed	783	748	561	1,073	156	967	707
Advisory fees	304	583	215	448	213	172	205
Administrative fees	105	120	54	122	91	143	172
12b-1 fees (Class A)	51	58	8	31	29	64	77
Board of trustee fees	122	100	12	71	14	15	66
Chief compliance officer fees	3	3	1	2	2	2	3
Other expenses	1	2	—	20	1	14	19
Total liabilities	22,124	1,614	851	1,767	2,596	41,891	2,380
Net assets	$1,236,046	$1,335,517	$393,247	$953,050	$711,820	$1,130,019	$1,321,807
Net assets consist of:
Paid-in capital(a)	$1,314,251	$1,043,409	$377,907	$601,990	$723,365	$799,512	$968,787
Total distributable earnings (loss)(a)	(78,205)	292,108	15,340	351,060	(11,545)	330,507	353,020
Net assets	$1,236,046	$1,335,517	$393,247	$953,050	$711,820	$1,130,019	$1,321,807
Net assets - Class A	$892,892	$1,001,711	$133,112	$525,460	$499,248	$1,112,033	$1,306,785
Shares outstanding - Class A	63,600	47,625	9,019	25,466	49,554	32,030	24,515
Net asset value per share - Class A	$14.04	$21.03	$14.76	$20.63	$10.07	$34.72	$53.31
Net assets - Class I	$343,154	$333,806	$260,135	$427,590	$212,572	$17,986	$15,022
Shares outstanding - Class I	22,753	15,384	17,533	20,331	20,952	543	270
Net asset value per share - Class I	$15.08	$21.70	$14.84	$21.03	$10.15	$33.10	$55.71
Investments - unaffiliated, at cost	$1,299,645	$1,032,675	$370,106	$615,829	$692,199	$785,310	$965,722
Investments - affiliated, at cost	11,938	9,903	7,250	2,895	5,560	4,980	3,785
Foreign currency cost	—	37	30	24	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	3,302	—	—	7,906	817	5,385	1,937

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund
Assets
Investments - unaffiliated, at value	$347,585	$1,301,683	$1,457,643	$1,519,296	$2,789,296	$383,751	$7,610,791
Investments - affiliated, at value	2,520	6,085	6,080	25,288	9,756	1,903	32,366
Variation margin on futures/futures options contracts	—	3	3	4	4	1	24
Cash	—	45	188	123	138	18	1,583
Receivable from:
Investment securities sold	—	—	—	—	8,371	—	—
Fund shares sold	164	866	324	764	537	406	3,663
Dividends and interest	1,016	472	594	644	1,796	224	1,156
Securities lending income	—	—	1	2	2	—	5
Administrator	—	1	1	1	2	—	6
Securities lending agent	—	—	—	—	—	805	1,383
Deposits with brokers and counterparties	168	492	747	624	796	116	2,229
Other assets	—	—	—	—	1	—	2
Total assets	351,453	1,309,647	1,465,581	1,546,746	2,810,699	387,224	7,653,208
Liabilities
Variation margin on futures/futures options contracts	18	49	43	73	79	16	283
Payable for:
Return of securities loaned	626	—	571	1,911	1,631	1,158	13,095
Fund shares redeemed	273	591	1,491	1,747	2,013	171	3,820
Advisory fees	58	200	223	234	419	63	1,065
Administrative fees	46	168	188	197	361	49	907
12b-1 fees (Class A)	20	75	82	89	161	22	438
Board of trustee fees	8	65	108	68	174	4	175
Chief compliance officer fees	1	3	4	4	7	1	18
Other expenses	3	63	21	30	38	5	86
Total liabilities	1,053	1,214	2,731	4,353	4,883	1,489	19,887
Net assets	$350,400	$1,308,433	$1,462,850	$1,542,393	$2,805,816	$385,735	$7,633,321
Net assets consist of:
Paid-in capital(a)	$330,290	$692,303	$1,322,087	$1,044,664	$1,584,501	$308,963	$4,105,424
Total distributable earnings (loss)(a)	20,110	616,130	140,763	497,729	1,221,315	76,772	3,527,897
Net assets	$350,400	$1,308,433	$1,462,850	$1,542,393	$2,805,816	$385,735	$7,633,321
Net assets - Class A	$341,036	$1,283,294	$1,442,032	$1,515,337	$2,769,463	$375,718	$7,499,440
Shares outstanding - Class A	19,444	21,293	35,637	52,385	55,055	15,388	99,731
Net asset value per share - Class A	$17.54	$60.27	$40.46	$28.93	$50.30	$24.42	$75.20
Net assets - Class I	$9,364	$25,139	$20,818	$27,056	$36,353	$10,017	$133,881
Shares outstanding - Class I	519	405	493	910	701	399	1,701
Net asset value per share - Class I	$18.04	$62.05	$42.19	$29.74	$51.83	$25.12	$78.70
Investments - unaffiliated, at cost	$327,441	$685,479	$1,317,050	$1,029,679	$1,567,948	$306,964	$4,082,522
Investments - affiliated, at cost	2,520	6,085	6,080	17,076	9,756	1,903	32,366
Securities on loan included in
Investments - unaffiliated, at value	611	—	3,890	5,332	11,212	1,284	28,825

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund
Assets
Investments - unaffiliated, at value	$161,529	$9,667,895	$191,300	$17,690,460	$4,860,048	$748,735	$888,587
Investments - affiliated, at value	827	68,706	3,336	236,310	22,826	8,345	8,550
Forward foreign currency contracts	—	—	—	—	—	—	6
Variation margin on futures/futures options contracts	—	20	—	15	17	—	—
Cash	2	1,362	235	2,067	525	311	115
Foreign currency	—	—	—	—	—	—	125
Receivable from:
Investment securities sold	—	—	—	—	29,352	—	—
Fund shares sold	2	5,118	142	4,900	748	885	1,276
Dividends and interest	101	2,831	784	8,943	2,651	818	3,147
Securities lending income	—	23	—	179	5	—	4
Administrator	—	13	—	—	—	1	1
Securities lending agent	—	—	—	18,057	961	—	—
Deposits with brokers and counterparties	81	3,504	176	6,587	1,684	225	393
Other assets	—	2	—	5	1	—	—
Total assets	162,542	9,749,474	195,973	17,967,523	4,918,818	759,320	902,204
Liabilities
Variation margin on futures/futures options contracts	7	450	16	701	102	16	35
Payable to affiliates	—	—	—	—	—	—	181
Payable for:
Investment securities purchased	196	—	318	—	—	—	—
Return of securities loaned	—	25,075	2,006	857,250	10,027	6,977	2,905
Fund shares redeemed	70	5,866	246	7,005	3,499	616	499
Advisory fees	28	1,312	33	1,445	653	120	140
Administrative fees	20	1,121	25	1,336	598	96	114
12b-1 fees (Class A)	9	541	11	994	282	42	51
Board of trustee fees	4	187	6	514	643	12	101
Chief compliance officer fees	—	22	—	39	12	2	2
Other expenses	2	808	2	880	69	10	14
Total liabilities	336	35,382	2,663	870,164	15,885	7,891	4,042
Net assets	$162,206	$9,714,092	$193,310	$17,097,359	$4,902,933	$751,429	$898,162
Net assets consist of:
Paid-in capital(a)	$141,957	$5,434,871	$205,384	$6,369,583	$3,082,402	$668,452	$576,176
Total distributable earnings (loss)(a)	20,249	4,279,221	(12,074)	10,727,776	1,820,531	82,977	321,986
Net assets	$162,206	$9,714,092	$193,310	$17,097,359	$4,902,933	$751,429	$898,162
Net assets - Class A	$156,949	$9,267,094	$184,279	$17,086,314	$4,828,013	$736,156	$875,639
Shares outstanding - Class A	8,572	101,673	12,787	313,562	168,403	28,430	16,437
Net asset value per share - Class A	$18.31	$91.15	$14.41	$54.49	$28.67	$25.89	$53.27
Net assets - Class I	$5,257	$446,998	$9,031	$11,045	$74,920	$15,273	$22,523
Shares outstanding - Class I	279	7,286	611	194	2,547	574	415
Net asset value per share - Class I	$18.83	$61.35	$14.77	$57.00	$29.42	$26.59	$54.31
Investments - unaffiliated, at cost	$141,285	$5,388,686	$203,375	$6,977,913	$3,043,391	$665,759	$567,075
Investments - affiliated, at cost	827	68,706	3,336	221,207	19,107	8,345	8,187
Foreign currency cost	—	—	—	—	—	—	125
Securities on loan included in
Investments - unaffiliated, at value	509	47,192	2,372	839,586	16,323	6,854	5,597

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
Assets
Investments - unaffiliated, at value	$1,880,272	$18,206	$76,326	$422,681	$813,311	$35,772	$95,226
Investments - affiliated, at value	28,665	509	216	1,976	4,359	5,864	16,234
Variation margin on futures/futures options contracts	—	—	—	—	3	769	—
Cash	971	—	2	55	53	685	1,544
Foreign currency	—	8	—	—	—	—	—
Receivable from:
Investment securities sold	—	—	30	—	—	—	—
Fund shares sold	552	7	4	6	219	71	51
Dividends and interest	2,897	41	63	310	1,198	206	434
Securities lending income	1	1	—	—	4	—	—
Adviser	—	—	—	—	—	—	10
Administrator	—	—	—	1	—	—	—
Deposits with brokers and counterparties	—	—	37	101	431	2,971	6,055
Total assets	1,913,358	18,772	76,678	425,130	819,578	46,338	119,554
Liabilities
Variation margin on futures/futures options contracts	—	—	4	8	44	1,117	1,791
Payable to affiliates	77	—	—	—	—	—	—
Payable for:
Investment securities purchased	—	84	—	—	—	—	—
Return of securities loaned	3,374	414	—	—	—	—	—
Fund shares redeemed	1,175	26	33	279	215	4	15
Advisory fees	886	3	14	91	139	17	72
Administrative fees	162	2	10	54	105	6	14
12b-1 fees (Class A)	101	1	1	24	37	3	7
Board of trustee fees	141	—	—	6	29	5	—
Chief compliance officer fees	5	—	—	1	2	—	—
Other expenses	2	3	22	5	228	—	—
Total liabilities	5,923	533	84	468	799	1,152	1,899
Net assets	$1,907,435	$18,239	$76,594	$424,662	$818,779	$45,186	$117,655
Net assets consist of:
Paid-in capital(a)	$1,579,229	$18,638	$73,599	$351,242	$687,589	$44,363	$109,817
Total distributable earnings (loss)(a)	328,206	(399)	2,995	73,420	131,190	823	7,838
Net assets	$1,907,435	$18,239	$76,594	$424,662	$818,779	$45,186	$117,655
Net assets - Class A	$1,730,442	$11,162	$15,325	$405,073	$634,932	$45,185	$117,653
Shares outstanding - Class A	78,481	799	1,341	13,562	60,775	2,290	5,519
Net asset value per share - Class A	$22.05	$13.96	$11.43	$29.87	$10.45	$19.73	$21.32
Net assets - Class I	$176,993	$7,077	$61,269	$19,589	$183,847	$1	$2
Shares outstanding - Class I	7,806	500	5,333	639	17,232	—	—
Net asset value per share - Class I	$22.67	$14.16	$11.49	$30.66	$10.67	$20.14	$21.57
Investments - unaffiliated, at cost	$1,552,066	$17,432	$73,326	$349,899	$791,477	$35,719	$95,506
Investments - affiliated, at cost	28,665	509	216	1,338	4,359	5,864	16,234
Foreign currency cost	—	8	—	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	3,257	698	—	157	4,013	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund
Assets
Investments - unaffiliated, at value	$1,130,617	$3,715,949	$2,845,761	$815,128	$1,564,438	$1,242,215	$183,297
Investments - affiliated, at value	35,398	118,025	8,369	7,743	1,485	133,741	3,756
Purchased options, at value	—	—	—	59	—	—	—
Forward foreign currency contracts	899	—	1,198	554	1,349	—	—
Variation margin on futures/futures options contracts	4	—	405	321	400	—	2
Variation margin on swap agreements	23	—	2,634	329	754	—	—
OTC swap agreements	55	—	3,221	25	—	—	—
OTC swap premiums paid	—	—	1,512	706	—	—	—
Cash	657	—	1,869	595	524	659	—
Foreign currency	5,197	—	8,715	1,156	4,066	—	—
Receivable from:
Investment securities sold	27,296	—	1,473,494	33,476	166,212	8,821	—
Fund shares sold	260	1,146	1,448	232	439	259	17
Treasury roll transactions	—	—	—	1,801	623,261	—	—
Dividends and interest	10,173	3,028	11,468	9,569	6,262	21,423	2,277
Securities lending income	9	—	4	1	—	52	—
Deposits with brokers and counterparties	3,138	—	33,656	13,758	5,234	—	192
Other assets	—	1	—	—	—	—	—
Total assets	1,213,726	3,838,149	4,393,754	885,453	2,374,424	1,407,170	189,541
Liabilities
Payable for reverse repurchase agreements	—	—	—	220	—	—	—
Forward sales commitments, at value	—	—	—	—	31,047	—	—
Written options, at value	—	—	—	47	498	—	—
Forward foreign currency contracts	779	—	2,738	1,801	2,092	—	—
Variation margin on futures/futures options contracts	134	—	1,084	516	282	—	11
Variation margin on swap agreements	—	—	1,104	56	362	—	—
OTC swap agreements	22	—	20	1	734	—	—
OTC swap premiums received	—	—	2,550	2	—	—	—
Deferred foreign capital gains tax liability	17	—	—	—	—	—	—
Payable for:
Investment securities purchased	123,054	7,579	2,487,004	78,570	309,564	7,684	—
Treasury roll transactions	—	—	—	4,028	916,565	—	—
Deposits from counterparties	170	—	5,583	1,429	597	—	—
Return of securities loaned	12,802	—	3,975	7,545	—	76,204	2,846
Fund shares redeemed	317	2,576	1,070	900	496	483	111
Advisory fees	426	1,275	726	241	367	391	66
Administrative fees	136	464	228	69	94	115	26
12b-1 fees (Class A)	57	169	73	27	53	65	1
Board of trustee fees	128	35	77	37	161	157	1
Chief compliance officer fees	3	8	4	2	3	3	1
Other expenses	11	4	192	23	26	10	—
Total liabilities	138,056	12,110	2,506,428	95,514	1,262,941	85,112	3,063
Net assets	$1,075,670	$3,826,039	$1,887,326	$789,939	$1,111,483	$1,322,058	$186,478
Net assets consist of:
Paid-in capital(a)	$1,063,219	$3,360,025	$1,898,160	$807,025	$1,111,264	$1,304,989	$183,366
Total distributable earnings (loss)(a)	12,451	466,014	(10,834)	(17,086)	219	17,069	3,112
Net assets	$1,075,670	$3,826,039	$1,887,326	$789,939	$1,111,483	$1,322,058	$186,478
Net assets - Class A	$982,266	$2,907,714	$1,278,040	$468,148	$921,318	$1,126,872	$16,000
Shares outstanding - Class A	70,257	72,915	97,980	35,099	74,217	62,555	1,433
Net asset value per share - Class A	$13.98	$39.88	$13.04	$13.34	$12.41	$18.01	$11.16
Net assets - Class I	$93,404	$918,325	$609,286	$321,791	$190,165	$195,186	$170,478
Shares outstanding - Class I	6,508	22,491	45,599	23,639	14,841	9,053	15,180
Net asset value per share - Class I	$14.35	$40.83	$13.36	$13.61	$12.81	$21.56	$11.23
Investments - unaffiliated, at cost	$1,118,070	$3,249,935	$2,892,835	$831,940	$1,580,654	$1,225,148	$180,156
Investments - affiliated, at cost	35,398	118,025	8,369	7,743	1,485	133,741	3,756
Purchased options, at cost	—	—	—	73	—	—	—
Foreign currency cost	5,137	—	8,707	1,153	4,064	—	—
Proceeds from forward sales commitments	—	—	—	—	31,062	—	—
Premiums from written options	—	—	—	87	923	—	—
Securities on loan included in
Investments - unaffiliated, at value	13,296	—	3,894	7,394	—	75,145	2,786

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund
Assets
Investments - unaffiliated, at value	$1,332,552	$373,801	$2,054,978	$570,873	$959,098	$14,442,615	$9,509,880
Investments - affiliated, at value	23,339	7,188	17,049	20,954	12,070	414,965	5,908
Variation margin on futures/futures options contracts	129	—	5	1	—	—	—
Cash	133	77	422	70	369	18,241	1,362
Foreign currency	—	—	—	494	—	5,006	—
Receivable from:
Investment securities sold	7,284	—	11,502	597	—	3,709	6,696
Fund shares sold	190	381	235	424	561	5,671	1,985
Dividends and interest	10,660	482	1,762	2,291	515	43,906	898
Securities lending income	1	8	2	2	20	25	—
Adviser	—	—	—	—	25	118	—
Deposits with brokers and counterparties	993	163	403	—	—	—	—
Other assets	—	—	1	—	—	4	3
Total assets	1,375,281	382,100	2,086,359	595,706	972,658	14,934,260	9,526,732
Liabilities
Written options, at value	—	—	—	—	—	40,582	—
Variation margin on futures/futures options contracts	135	19	46	9	—	—	—
Deferred foreign capital gains tax liability	—	—	—	69	—	—	—
Payable to affiliates	—	—	—	178	—	—	113
Payable for:
Investment securities purchased	7,888	—	—	4,024	1,427	48,616	—
Return of securities loaned	1,838	4,978	6,269	3,378	7,541	10,856	—
Fund shares redeemed	748	264	1,603	125	514	7,368	5,235
Advisory fees	451	58	310	252	455	6,487	3,536
Administrative fees	117	49	268	75	124	1,691	767
12b-1 fees (Class A)	32	22	120	34	21	832	495
Board of trustee fees	76	37	410	30	2	287	520
Chief compliance officer fees	3	1	5	1	2	35	23
Other expenses	2	34	212	8	1	28	12
Total liabilities	11,290	5,462	9,243	8,183	10,087	116,782	10,701
Net assets	$1,363,991	$376,638	$2,077,116	$587,523	$962,571	$14,817,478	$9,516,031
Net assets consist of:
Paid-in capital(a)	$1,396,045	$325,012	$1,720,213	$487,095	$887,618	$14,014,388	$5,779,924
Total distributable earnings (loss)(a)	(32,054)	51,626	356,903	100,428	74,953	803,090	3,736,107
Net assets	$1,363,991	$376,638	$2,077,116	$587,523	$962,571	$14,817,478	$9,516,031
Net assets - Class A	$546,258	$371,013	$2,048,760	$580,612	$362,737	$14,383,701	$8,488,899
Shares outstanding - Class A	39,688	35,781	72,696	27,091	31,944	462,031	80,061
Net asset value per share - Class A	$13.76	$10.37	$28.18	$21.43	$11.36	$31.13	$106.03
Net assets - Class I	$817,733	$5,625	$28,356	$6,911	$599,834	$433,777	$1,027,132
Shares outstanding - Class I	58,323	545	986	315	52,608	13,613	9,169
Net asset value per share - Class I	$14.02	$10.32	$28.76	$21.96	$11.40	$31.86	$112.03
Investments - unaffiliated, at cost	$1,364,528	$322,748	$1,702,511	$470,375	$884,145	$13,628,534	$5,773,774
Investments - affiliated, at cost	23,339	6,593	12,594	20,954	12,070	414,965	5,908
Foreign currency cost	—	—	—	492	—	4,651	—
Premiums from written options	—	—	—	—	—	29,228	—
Securities on loan included in
Investments - unaffiliated, at value	1,797	5,972	9,193	6,075	7,585	10,631	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund
Assets
Investments - unaffiliated, at value	$4,259,401	$1,069,441	$246,114	$4,057,937	$11,129	$2,106,715	$41,716
Investments - affiliated, at value	135,064	13,629	15,885	5,380	538	77,327	2,227
Purchased options, at value	—	—	—	—	—	—	69
Forward foreign currency contracts	—	—	—	—	—	—	1
Variation margin on futures/futures options contracts	—	140	—	—	—	—	—
OTC swap agreements	—	—	—	—	—	—	1,410
Cash	351	1,193	85	592	—	—	—
Cash collateral segregated for short sales	—	—	—	—	—	—	486
Foreign currency	—	1	—	13	—	—	27
Receivable from:
Investment securities sold	4,082	2	600	434	—	—	—
Fund shares sold	1,504	147	107	775	9	408	9
Dividends and interest	760	8,775	4,694	4,270	2	3,397	105
Securities lending income	—	1	8	1	2	4	—
Adviser	102	—	—	80	—	—	—
Deposits with brokers and counterparties	—	—	—	—	—	—	4,120
Other assets	1	—	—	1	—	1	—
Total assets	4,401,265	1,093,329	267,493	4,069,483	11,680	2,187,852	50,170
Liabilities
Cash overdraft	—	—	—	—	—	—	317
Securities sold short, at value	—	—	—	—	—	—	476
Written options, at value	—	—	—	—	—	—	862
Forward foreign currency contracts	—	—	—	—	—	—	5
Variation margin on futures/futures options contracts	—	124	—	—	—	—	—
OTC swap agreements	—	—	—	—	—	—	717
Payable to affiliates	—	—	—	184	—	—	—
Payable for:
Investment securities purchased	—	5,442	2,677	4,173	—	539	277
Return of securities loaned	—	1,628	6,567	224	243	—	—
Fund shares redeemed	1,997	648	53	2,480	1	2,526	5
Advisory fees	2,204	286	129	1,676	9	1,166	42
Administrative fees	369	92	41	347	2	273	4
12b-1 fees (Class A)	253	61	11	172	1	62	3
Board of trustee fees	314	122	34	274	—	68	10
Chief compliance officer fees	11	3	1	10	—	5	—
Other expenses	6	1	—	5	—	2	—
Total liabilities	5,154	8,407	9,513	9,545	256	4,641	2,718
Net assets	$4,396,111	$1,084,922	$257,980	$4,059,938	$11,424	$2,183,211	$47,452
Net assets consist of:
Paid-in capital(a)	$3,625,828	$1,080,890	$257,040	$3,431,094	$12,661	$1,529,257	$46,766
Total distributable earnings (loss)(a)	770,283	4,032	940	628,844	(1,237)	653,954	686
Net assets	$4,396,111	$1,084,922	$257,980	$4,059,938	$11,424	$2,183,211	$47,452
Net assets - Class A	$4,340,445	$1,054,856	$198,898	$2,954,451	$11,423	$1,060,329	$45,657
Shares outstanding - Class A	52,693	90,812	14,793	93,632	1,092	64,724	3,241
Net asset value per share - Class A	$82.37	$11.62	$13.45	$31.55	$10.46	$16.38	$14.09
Net assets - Class I	$55,666	$30,066	$59,082	$1,105,487	$1	$1,122,882	$1,795
Shares outstanding - Class I	631	2,509	4,341	32,759	—	67,153	126
Net asset value per share - Class I	$88.29	$11.98	$13.61	$33.75	$10.57	$16.72	$14.28
Investments - unaffiliated, at cost	$3,489,117	$1,065,925	$245,174	$3,429,102	$10,924	$1,565,186	$41,305
Investments - affiliated, at cost	135,064	13,629	15,885	5,380	538	77,327	2,227
Purchased options, at cost	—	—	—	—	—	—	198
Foreign currency cost	—	1	—	13	—	—	28
Proceeds from securities sold short	—	—	—	—	—	—	430
Premiums from written options	—	—	—	—	—	—	624
Securities on loan included in
Investments - unaffiliated, at value	—	1,596	11,544	215	362	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2025

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$995,870	$9,326,099	$919,604	$532,097	$964,627
Investments - affiliated, at value	—	71,567	5,850	18,531	8,741
Forward foreign currency contracts	4	1	—	—	—
Cash	670	1,621	267	573	141
Foreign currency	90	23	—	1,003	—
Receivable from:
Investment securities sold	1,071	164,296	—	—	—
Fund shares sold	71	860	24	159	150
Dividends and interest	2,037	32,581	1,544	1,620	1,207
Securities lending income	—	33	1	1	2
Other assets	—	3	—	—	—
Total assets	999,813	9,597,084	927,290	553,984	974,868
Liabilities
Forward sales commitments, at value	—	108,266	—	—	—
Deferred foreign capital gains tax liability	802	—	—	—	—
Payable to affiliates	—	1	110	81	—
Payable for:
Investment securities purchased	143	130,329	786	—	—
Return of securities loaned	—	17,349	3,455	17,432	1,622
Fund shares redeemed	711	5,358	613	238	426
Advisory fees	428	2,518	341	264	329
Administrative fees	125	742	118	69	84
12b-1 fees (Class A)	31	537	41	31	42
Board of trustee fees	87	443	20	99	124
Chief compliance officer fees	2	22	2	1	2
Other expenses	24	10	1	—	1
Total liabilities	2,353	265,575	5,487	18,215	2,630
Net assets	$997,460	$9,331,509	$921,803	$535,769	$972,238
Net assets consist of:
Paid-in capital(a)	$780,736	$7,850,757	$827,952	$473,684	$798,268
Total distributable earnings (loss)(a)	216,724	1,480,752	93,851	62,085	173,970
Net assets	$997,460	$9,331,509	$921,803	$535,769	$972,238
Net assets - Class A	$534,692	$9,239,849	$703,334	$531,107	$714,790
Shares outstanding - Class A	40,004	209,863	31,380	47,943	17,684
Net asset value per share - Class A	$13.37	$44.03	$22.41	$11.08	$40.42
Net assets - Class I	$462,768	$91,660	$218,469	$4,662	$257,448
Shares outstanding - Class I	32,090	1,973	9,499	406	6,056
Net asset value per share - Class I	$14.42	$46.45	$23.00	$11.50	$42.51
Investments - unaffiliated, at cost	$811,118	$7,844,928	$825,762	$470,028	$790,667
Investments - affiliated, at cost	—	71,567	5,850	18,531	8,741
Foreign currency cost	90	23	—	1,001	—
Proceeds from forward sales commitments	—	107,849	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	63,277	3,317	18,069	12,325

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$77,712	$21,711	$16,489	$9,808	$16,977	$3,011	$18,366
Foreign taxes withheld	8	—	—	—	—	—	—
Total investment income	77,720	21,711	16,489	9,808	16,977	3,011	18,366

Expenses
Advisory fees	17,281	1,895	2,649	1,876	6,818	3,854	45,731
Administrative fees	3,332	474	504	313	1,054	593	6,728
12b-1 fees (Class A)	10,061	1,367	1,480	922	3,084	1,746	22,511
Legal fees	28	4	4	3	9	5	65
Board of trustee fees	54	7	8	7	16	11	113
Chief compliance officer fees	12	2	2	1	4	2	27
Other expenses	33	4	4	3	10	7	70
Total expenses	30,801	3,753	4,651	3,125	10,995	6,218	75,245
Advisory fees waiver	(10,244)	(948)	(1,261)	(1,345)	(4,215)	(2,787)	(32,940)
Net expenses	20,557	2,805	3,390	1,780	6,780	3,431	42,305
Net investment income (loss)	57,163	18,906	13,099	8,028	10,197	(420)	(23,939)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	3	(4,955)	—	—	—	—	—
Investments - affiliated	27,017	—	7,003	(7,151)	30,260	(20,832)	123,913
Distributions from affiliated investment
companies	235,296	—	—	—	127,582	12,432	580,872
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	16,784	—	—	—	—	—
Investments - affiliated	174,076	—	70,505	25,654	35,996	87,567	715,550
Net realized and unrealized gain (loss)	436,392	11,829	77,508	18,503	193,838	79,167	1,420,335
Change in net assets from operations	$493,555	$30,735	$90,607	$26,531	$204,035	$78,747	$1,396,396
(a) Affiliated income	$77,712	$—	$16,489	$9,808	$16,977	$3,011	$18,366

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)
Investment income
Dividends received from master fund (a)	$136,221	$21,111	$18,784	$66,765	$—	$—	$66,653
Total investment income	136,221	21,111	18,784	66,765	—	—	66,653

Expenses
Advisory fees	64,681	10,037	13,080	23,033	1,648	2,290	4,130
Administrative fees	10,167	1,362	1,398	3,894	1,016	1,249	4,075
12b-1 fees (Class A)	35,354	4,026	4,100	12,156	2,975	2,440	7,953
Legal fees	99	12	12	34	—	—	—
Board of trustee fees	196	26	25	72	—	—	—
Chief compliance officer fees	41	5	5	14	—	—	—
Other expenses	118	13	13	39	—	—	2
Total expenses	110,656	15,481	18,633	39,242	5,639	5,979	16,160
Administrative fees waiver	—	—	—	—	—	(10)	—
Advisory fees waiver	(35,876)	(6,812)	(9,086)	(12,351)	(711)	(1,207)	(2,583)
Net expenses	74,780	8,669	9,547	26,891	4,928	4,762	13,577
Net investment income (loss)	61,441	12,442	9,237	39,874	(4,928)	(4,762)	53,076

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	386,028	22,213	69,712	121,448	(3,898)	324	58,558
Distributions from affiliated investment
companies	1,962,226	—	56,159	274,128	—	—	49,187
Foreign currency	—	—	—	—	—	—	1
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	(452,711)	285,763	206,607	204,013	73,897	226,266	565,709
Foreign currency	—	—	—	—	—	—	3
Net realized and unrealized gain (loss)	1,895,543	307,976	332,478	599,589	69,999	226,590	673,458
Change in net assets from operations	$1,956,984	$320,418	$341,715	$639,463	$65,071	$221,828	$726,534
(a) Affiliated income	$136,221	$21,111	$18,784	$66,765	$—	$—	$66,648

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$—	$5,987	$2,334	$14,222	$9,157	$18,075
Total investment income	—	—	5,987	2,334	14,222	9,157	18,075

Expenses
Advisory fees	4,556	3,358	1,409	698	2,525	1,763	3,008
Administrative fees	3,247	2,333	724	280	1,422	946	1,715
12b-1 fees (Class A)	9,582	6,817	4,298	1,655	8,463	5,648	10,392
Legal fees	—	—	12	5	24	16	29
Board of trustee fees	—	—	27	11	60	49	78
Chief compliance officer fees	—	—	5	2	10	6	12
Other expenses	2	1	13	5	30	19	36
Total expenses	17,387	12,509	6,488	2,656	12,534	8,447	15,270
Advisory fees waiver	(2,621)	(1,866)	—	—	—	—	—
Net expenses	14,766	10,643	6,488	2,656	12,534	8,447	15,270
Net investment income (loss)	(14,766)	(10,643)	(501)	(322)	1,688	710	2,805

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	(2,212)	—	238
Investments - affiliated	81,397	29,597	159,697	20,562	248,444	123,031	353,425
Distributions from affiliated investment
companies	—	—	27,863	2,224	48,281	17,932	48,221
Foreign currency	—	—	—	—	1	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	2,242	—	—
Investments - affiliated	150,451	104,103	24,849	27,152	90,944	52,131	9,167
Foreign currency	—	—	—	—	2	—	—
Net realized and unrealized gain (loss)	231,848	133,700	212,409	49,938	387,702	193,094	411,051
Change in net assets from operations	$217,082	$123,057	$211,908	$49,616	$389,390	$193,804	$413,856
(a) Affiliated income	$—	$—	$5,987	$2,334	$14,222	$9,157	$18,075

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund
Investment income
Dividends (a)	$7,119	$858	$12,182	$3,174	$9,097	$90,361	$1,503
Total investment income	7,119	858	12,182	3,174	9,097	90,361	1,503

Expenses
Advisory fees	1,939	786	3,418	1,578	3,169	7,248	58
Administrative fees	1,056	335	1,961	830	1,811	5,877	44
12b-1 fees (Class A)	6,288	2,003	12,002	4,971	11,055	12,015	87
Legal fees	18	6	33	14	31	34	—
Board of trustee fees	41	19	87	42	86	67	—
Chief compliance officer fees	7	2	14	6	12	14	—
Other expenses	21	7	41	17	38	39	—
Total expenses	9,370	3,158	17,556	7,458	16,202	25,294	189
Advisory fees waiver	(100)	(100)	(100)	(100)	(100)	—	—
Net expenses	9,270	3,058	17,456	7,358	16,102	25,294	189
Net investment income (loss)	(2,151)	(2,200)	(5,274)	(4,184)	(7,005)	65,067	1,314

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	—	—	—	—	(29,426)	(91)
Investments - affiliated	162,774	18,635	334,531	82,294	221,232	(914)	—
Distributions from unaffiliated
investment companies	—	—	—	—	—	272,145	1,452
Distributions from affiliated investment
companies	26,746	1,994	43,147	9,013	30,748	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	—	—	—	381,726	835
Investments - affiliated	103,856	41,409	152,043	83,527	181,823	2,770	—
Net realized and unrealized gain (loss)	293,376	62,038	529,721	174,834	433,803	626,301	2,196
Change in net assets from operations	$291,225	$59,838	$524,447	$170,650	$426,798	$691,368	$3,510
(a) Affiliated income	$7,119	$858	$12,182	$3,174	$9,097	$5,796	$—

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Investment income
Dividends (a)	$67,755	$7,779	$6,832	$8,985	$48,524	$18,189	$26,649
Securities lending (a)	—	328	181	418	339	147	209
Total investment income	67,755	8,107	7,013	9,403	48,863	18,336	26,858

Expenses
Advisory fees	4,521	747	417	673	3,867	1,121	1,910
Administrative fees	3,661	560	313	505	3,100	841	1,433
12b-1 fees (Class A)	7,239	1,090	600	982	6,012	1,613	2,748
Legal fees	20	3	2	3	17	5	8
Board of trustee fees	43	6	4	6	39	9	15
Chief compliance officer fees	8	1	1	1	7	2	3
Other expenses	24	6	4	5	35	12	16
Total expenses	15,516	2,413	1,341	2,175	13,077	3,603	6,133
Administrative fees waiver	—	—	—	—	(75)	(30)	(47)
Net expenses	15,516	2,413	1,341	2,175	13,002	3,573	6,086
Net investment income (loss)	52,239	5,694	5,672	7,228	35,861	14,763	20,772

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(28,262)	36,584	6,050	23,500	83,663	10,257	32,330
Investments - affiliated	(785)	—	—	—	—	—	—
Distributions from unaffiliated
investment companies	123,622	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	218,617	15,926	12,258	15,598	190,692	37,045	73,664
Investments - affiliated	2,851	—	—	—	—	—	—
Net realized and unrealized gain (loss)	316,043	52,510	18,308	39,098	274,355	47,302	105,994
Change in net assets from operations	$368,282	$58,204	$23,980	$46,326	$310,216	$62,065	$126,766
(a) Affiliated income	$6,160	$597	$288	$614	$1,942	$952	$1,302

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Investment income
Dividends (a)	$1,871	$23,629	$82,466	$49,255	$36,832	$11,569	$36,977
Foreign taxes withheld	—	(2,752)	(6,254)	(16)	(38)	(66)	(3,377)
Interest	37,776	15	33	92	40	3,117	—
Securities lending (a)	49	251	306	154	405	17	226
Total investment income	39,696	21,143	76,551	49,485	37,239	14,637	33,826

Expenses
Advisory fees	2,070	1,672	5,465	6,576	4,685	10,598	9,332
Administrative fees	—	—	—	—	—	1,775	1,842
12b-1 fees (Class A)	—	—	—	—	—	593	1,732
Licensing fees paid to third parties	42	42	137	610	434	—	—
Legal fees	9	7	24	27	19	17	31
Board of trustee fees	23	17	51	63	47	18	28
Chief compliance officer fees	3	3	10	11	8	3	4
Dividends/interest on securities sold short	—	—	—	—	—	3,421	—
Net short holdings borrowing fees	—	—	—	—	—	1,330	—
Interest expense	—	—	—	—	—	185	—
Other expenses	11	66	18	34	25	7	98
Total expenses	2,158	1,807	5,705	7,321	5,218	17,947	13,067
Advisory fees waiver	(1,346)	(460)	(2,869)	(3,946)	(2,811)	(684)	—
Net expenses	812	1,347	2,836	3,375	2,407	17,263	13,067
Net investment income (loss)	38,884	19,796	73,715	46,110	34,832	(2,626)	20,759

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(11,726)	(5,581)	113,608	110,258	129,567	55,343	66,573
Investments - affiliated	—	—	—	—	1,813	—	—
Securities sold short	—	—	—	—	—	(34,383)	—
Brokerage commissions recaptured	—	2	—	—	—	4	2
Purchased options	—	—	—	—	—	(198)	—
Written options	—	—	—	—	—	(930)	—
Foreign currency	—	(69)	(104)	1	—	33	(796)
Forward foreign currency contracts	—	(1)	767	—	—	(334)	52
Futures/futures options contracts	—	1,500	5,725	2,654	496	246	—
Swap agreements	—	—	—	—	—	9,116	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	43,663	211,341	547,735	72,244	(35,051)	76,108	179,873
Investments - affiliated	—	—	—	—	487	—	—
Investment securities sold short	—	—	—	—	—	(15,606)	—
Purchased options	—	—	—	—	—	(179)	—
Written options	—	—	—	—	—	(384)	—
Foreign currency	—	(91)	1,253	—	—	18	(76)
Forward foreign currency contracts	—	—	380	—	—	(270)	(1)
Futures/futures options contracts	—	623	647	1,670	364	145	—
Swap agreements	—	—	—	—	—	(4,546)	—
Net realized and unrealized gain (loss)	31,937	207,724	670,011	186,827	97,676	84,183	245,627
Change in net assets from operations	$70,821	$227,520	$743,726	$232,937	$132,508	$81,557	$266,386
(a) Affiliated income	$2,043	$429	$1,217	$1,301	$2,085	$8,558	$1,504

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Investment income
Dividends (a)	$2,034	$18,052	$15,685	$11,346	$25,365	$19,483	$6,723
Foreign taxes withheld	(17)	(1,635)	(243)	(82)	(40)	(199)	(1)
Interest	84,299	—	—	—	—	—	5
Securities lending (a)	—	846	41	657	170	129	2
Total investment income	86,316	17,263	15,483	11,921	25,495	19,413	6,729

Expenses
Advisory fees	4,775	5,058	7,647	12,883	11,785	6,491	1,061
Administrative fees	1,510	1,012	1,818	2,288	1,773	1,857	530
12b-1 fees (Class A)	2,962	1,245	1,314	5,380	3,794	257	—
Licensing fees paid to third parties	—	—	—	—	—	—	106
Legal fees	8	6	10	19	15	10	5
Board of trustee fees	21	13	22	44	34	18	8
Chief compliance officer fees	4	2	4	8	6	4	2
Other expenses	86	35	12	23	18	21	10
Total expenses	9,366	7,371	10,827	20,645	17,425	8,658	1,722
Administrative fees waiver	—	—	—	—	—	—	(318)
Advisory fees waiver	—	(73)	(148)	—	—	—	(902)
Net expenses	9,366	7,298	10,679	20,645	17,425	8,658	502
Net investment income (loss)	76,950	9,965	4,804	(8,724)	8,070	10,755	6,227

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(40,080)	74,655	71,647	148,930	96,311	52,106	16,207
Investments - affiliated	—	—	—	—	—	—	19
Brokerage commissions recaptured	2	11	38	196	53	60	—
Foreign currency	(1)	(332)	—	(8)	—	(70)	—
Forward foreign currency contracts	—	(24)	—	(2)	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	170
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	169	67,135	(53,149)	(58,994)	(57,983)	124,601	66,003
Investments - affiliated	—	—	—	—	—	—	260
Foreign currency	—	(23)	—	—	—	1	—
Forward foreign currency contracts	—	(6)	—	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	—	49
Net realized and unrealized gain (loss)	(39,910)	141,416	18,536	90,122	38,381	176,698	82,708
Change in net assets from operations	$37,040	$151,381	$23,340	$81,398	$46,451	$187,453	$88,935
(a) Affiliated income	$1,529	$483	$1,766	$4,155	$2,507	$1,946	$81

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Investment income
Dividends (a)	$283	$6,811	$34,650	$23,208	$17,676	$66,067	$8,580
Foreign taxes withheld	(13)	—	(1,093)	(1,068)	(262)	(4,582)	(130)
Interest	—	34	44,584	—	—	—	24
Securities lending (a)	—	4	521	76	14	87	3
Total investment income	270	6,849	78,662	22,216	17,428	61,572	8,477

Expenses
Advisory fees	157	1,685	15,078	3,949	20,920	11,923	7,364
Administrative fees	36	632	3,910	1,095	4,374	3,534	2,290
12b-1 fees (Class A)	70	1,236	7,759	2,159	11,985	3,045	2,478
Legal fees	—	3	42	6	38	20	13
Board of trustee fees	—	8	54	17	85	40	25
Chief compliance officer fees	—	1	9	3	15	8	5
Other expenses	20	4	56	7	68	19	16
Total expenses	283	3,569	26,908	7,236	37,485	18,589	12,191
Advisory fees waiver	—	—	—	—	(1,458)	—	—
Net expenses	283	3,569	26,908	7,236	36,027	18,589	12,191
Net investment income (loss)	(13)	3,280	51,754	14,980	(18,599)	42,983	(3,714)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,160	38,755	304,083	25,490	1,128,740	274,127	216,279
Investments - affiliated	—	—	428	—	—	—	—
Securities sold short	—	—	(89)	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	35	2
Purchased options	—	—	(16,890)	—	—	—	—
Written options	—	—	30,742	—	—	—	—
Foreign currency	—	—	(176)	224	52	(17)	—
Forward foreign currency contracts	(116)	—	(2,989)	—	—	(34)	—
Futures/futures options contracts	—	3,195	8,179	—	—	—	—
Swap agreements	—	—	(12,350)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	415	7,611	56,519	147,112	(615,957)	515,991	(81,081)
Investments - affiliated	—	—	1,893	—	—	—	—
Purchased options	—	—	3,135	—	—	—	—
Written options	—	—	1,601	—	—	—	—
Foreign currency	(1)	—	(31)	75	—	416	—
Forward foreign currency contracts	(15)	—	9,321	—	—	5	—
Futures/futures options contracts	—	26	(3,442)	—	—	—	—
Swap agreements	—	—	15,810	—	—	—	—
Net realized and unrealized gain (loss)	1,443	49,587	395,744	172,901	512,835	790,523	135,200
Change in net assets from operations	$1,430	$52,867	$447,498	$187,881	$494,236	$833,506	$131,486
(a) Affiliated income	$33	$644	$11,310	$665	$615	$2,069	$603

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Investment income
Dividends (a)	$2,634	$14,796	$17,804	$9,294	$1,820	$149	$2,093
Foreign taxes withheld	—	(1,018)	(10)	(12)	(37)	—	—
Interest	—	2	—	—	140,212	20,363	76,780
Securities lending (a)	—	134	21	82	131	162	—
Total investment income	2,634	13,914	17,815	9,364	142,126	20,674	78,873

Expenses
Advisory fees	518	2,112	5,080	3,483	9,851	2,020	8,311
Administrative fees	134	704	1,288	986	2,653	485	2,301
12b-1 fees (Class A)	257	1,315	3,742	1,879	4,921	380	4,475
Legal fees	21	4	31	6	22	3	13
Board of trustee fees	2	6	23	10	65	9	28
Chief compliance officer fees	—	2	4	2	9	1	5
Other expenses	6	23	19	16	27	9	17
Total expenses	938	4,166	10,187	6,382	17,548	2,907	15,150
Administrative fees waiver	—	(15)	(20)	(15)	—	—	—
Advisory fees waiver	—	—	—	—	—	—	(177)
Net expenses	938	4,151	10,167	6,367	17,548	2,907	14,973
Net investment income (loss)	1,696	9,763	7,648	2,997	124,578	17,767	63,900

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,003)	8,710	141,015	32,911	(22,149)	(12,378)	(7,436)
Brokerage commissions recaptured	8	—	—	—	—	—	—
Foreign currency	—	116	—	—	(14)	—	—
Forward foreign currency contracts	—	9	—	—	(45)	—	—
Futures/futures options contracts	—	(184)	—	—	2,629	—	—
Swap agreements	—	—	—	—	—	—	86,548
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	1,724	117,194	32,534	8,249	83,825	21,663	20,214
Foreign currency	—	82	—	—	43	—	—
Forward foreign currency contracts	—	—	—	—	48	—	—
Futures/futures options contracts	—	(23)	—	—	(5)	—	—
Swap agreements	—	—	—	—	—	—	(26,242)
Net realized and unrealized gain (loss)	729	125,904	173,549	41,160	64,332	9,285	73,084
Change in net assets from operations	$2,425	$135,667	$181,197	$44,157	$188,910	$27,052	$136,984
(a) Affiliated income	$20	$349	$143	$216	$2,211	$257	$2,092

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund
Investment income
Dividends (a)	$1,040	$—	$1,562	$16,876	$18,280	$96,868	$28,280
Foreign taxes withheld	—	—	(1)	(479)	(70)	(76)	(2,354)
Interest	95,100	108,614	71,621	—	66,329	64	—
Securities lending (a)	—	—	130	35	262	16	223
Total investment income	96,140	108,614	73,312	16,432	84,801	96,872	26,149

Expenses
Advisory fees	7,930	3,958	5,512	3,510	7,382	12,411	7,244
Administrative fees	1,858	2,538	1,461	753	1,406	7,027	1,249
12b-1 fees (Class A)	2,129	7,403	2,369	1,491	4,195	14,718	1,283
Legal fees	15	21	12	4	12	41	7
Board of trustee fees	36	50	30	12	33	103	14
Chief compliance officer fees	6	9	5	2	5	17	3
Other expenses	22	22	17	14	14	51	57
Total expenses	11,996	14,001	9,406	5,786	13,047	34,368	9,857
Advisory fees waiver	—	—	(173)	—	(59)	—	—
Net expenses	11,996	14,001	9,233	5,786	12,988	34,368	9,857
Net investment income (loss)	84,144	94,613	64,079	10,646	71,813	62,504	16,292

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(21,279)	6	(21,502)	30,881	13,393	603,894	52,419
Brokerage commissions recaptured	—	—	—	—	6	—	5
Purchased options	—	—	(267)	—	—	—	—
Written options	—	—	35	—	—	—	—
Foreign currency	—	—	(1)	1	(1)	—	(446)
Futures/futures options contracts	4,190	—	2,072	—	—	3,355	—
Swap agreements	—	—	(177)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	70,019	—	62,435	41,275	73,419	94,922	13,047
Purchased options	—	—	35	—	—	—	—
Foreign currency	—	—	2	21	51	—	(403)
Futures/futures options contracts	3,891	—	145	—	—	648	—
Swap agreements	—	—	(228)	—	—	—	—
Net realized and unrealized gain (loss)	56,821	6	42,549	72,178	86,868	702,819	64,622
Change in net assets from operations	$140,965	$94,619	$106,628	$82,824	$158,681	$765,323	$80,914
(a) Affiliated income	$1,040	$—	$2,023	$270	$1,533	$1,249	$1,161

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
Investment income
Dividends (a)	$17,901	$11,505	$6,588	$12,279	$10,970	$16,613	$389
Foreign taxes withheld	(83)	(774)	(56)	(428)	(16)	—	(2)
Interest	—	—	—	20,883	28	—	3
Securities lending (a)	22	121	283	155	—	769	—
Total investment income	17,840	10,852	6,815	32,889	10,982	17,382	390

Expenses
Advisory fees	4,275	6,810	10,175	5,389	4,452	16,419	248
Administrative fees	1,222	2,043	1,619	1,347	1,335	3,341	75
12b-1 fees (Class A)	1,151	4,028	4,788	2,686	2,567	9,388	98
Licensing fees paid to third parties	—	—	—	—	—	—	19
Legal fees	7	11	13	8	7	28	—
Board of trustee fees	14	32	31	24	15	59	1
Chief compliance officer fees	3	4	5	3	3	12	—
Net short holdings borrowing fees	—	—	—	—	35	—	—
Other expenses	7	76	44	41	9	34	—
Total expenses	6,679	13,004	16,675	9,498	8,423	29,281	441
Advisory fees waiver	—	—	—	(146)	—	—	—
Net expenses	6,679	13,004	16,675	9,352	8,423	29,281	441
Net investment income (loss)	11,161	(2,152)	(9,860)	23,537	2,559	(11,899)	(51)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	80,067	241,121	142,187	31,731	89,112	338,605	4,786
Investments - affiliated	—	—	—	(126)	—	—	—
Brokerage commissions recaptured	1	—	108	7	6	94	—
Purchased options	—	—	—	—	(48,730)	—	(2,873)
Written options	—	—	—	—	(24,509)	—	(3,603)
Foreign currency	—	124	12	18	—	—	—
Forward foreign currency contracts	(1)	(22)	—	(1,061)	—	—	—
Futures/futures options contracts	—	—	—	9,568	296	—	68
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	26,788	(44,261)	(44,452)	53,379	41,159	(82,379)	6,626
Investments - affiliated	—	—	—	635	—	—	—
Purchased options	—	—	—	—	345	—	3
Written options	—	—	—	—	(118)	—	(3)
Foreign currency	61	(53)	—	194	—	—	—
Forward foreign currency contracts	—	—	—	344	—	—	—
Futures/futures options contracts	—	—	—	6,542	423	—	7
Net realized and unrealized gain (loss)	106,916	196,909	97,855	101,231	57,984	256,320	5,011
Change in net assets from operations	$118,077	$194,757	$87,995	$124,768	$60,543	$244,421	$4,960
(a) Affiliated income	$929	$206	$1,087	$4,382	$313	$1,839	$31

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
Investment income
Dividends (a)	$1,176	$30,760	$7,952	$7,037	$197	$7,550	$11,762
Foreign taxes withheld	—	(45)	(585)	(431)	—	—	(1)
Interest	43,743	—	—	—	38,258	16	21
Securities lending (a)	3	—	25	101	22	73	66
Total investment income	44,922	30,715	7,392	6,707	38,477	7,639	11,848

Expenses
Advisory fees	3,652	7,385	2,765	4,844	2,468	1,648	2,473
Administrative fees	1,271	1,530	691	1,321	1,058	1,349	2,077
12b-1 fees (Class A)	2,721	2,938	391	1,525	1,437	2,653	4,106
Licensing fees paid to third parties	—	—	—	—	—	45	69
Legal fees	11	12	4	48	6	8	12
Board of trustee fees	28	31	8	18	11	13	25
Chief compliance officer fees	4	5	1	3	2	3	5
Other expenses	13	17	5	16	7	11	16
Total expenses	7,700	11,918	3,865	7,775	4,989	5,730	8,783
Administrative fees waiver	—	—	—	—	—	(7)	(8)
Net expenses	7,700	11,918	3,865	7,775	4,989	5,723	8,775
Net investment income (loss)	37,222	18,797	3,527	(1,068)	33,488	1,916	3,073

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(29,099)	265,946	12,474	44,596	2,372	159,326	234,548
Brokerage commissions recaptured	—	7	—	9	—	—	—
Foreign currency	—	—	44	98	—	—	—
Forward foreign currency contracts	—	—	5	(10)	—	—	—
Futures/futures options contracts	—	—	—	—	(201)	1,076	70
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	72,606	(82,135)	34,680	88,544	5,604	89,387	(178,611)
Foreign currency	—	6	70	157	—	—	—
Forward foreign currency contracts	—	—	—	5	—	—	—
Futures/futures options contracts	2	—	—	—	56	168	6
Net realized and unrealized gain (loss)	43,509	183,824	47,273	133,399	7,831	249,957	56,013
Change in net assets from operations	$80,731	$202,621	$50,800	$132,331	$41,319	$251,873	$59,086
(a) Affiliated income	$1,185	$485	$219	$134	$366	$238	$254

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund
Investment income
Dividends (a)	$9,666	$22,046	$52,958	$24,771	$46,127	$4,300	$40,945
Foreign taxes withheld	—	—	—	(8)	—	—	(62)
Interest	7	27	48	27	39	6	115
Securities lending (a)	5	3	34	29	93	5	1,559
Total investment income	9,678	22,076	53,040	24,819	46,259	4,311	42,557

Expenses
Advisory fees	744	2,294	2,825	2,773	4,859	641	11,559
Administrative fees	583	1,918	2,386	2,341	4,180	496	9,820
12b-1 fees (Class A)	1,139	3,762	4,705	4,601	8,264	966	20,901
Licensing fees paid to third parties	19	237	80	78	139	17	245
Legal fees	3	11	13	33	23	3	60
Board of trustee fees	7	23	31	28	55	5	114
Chief compliance officer fees	1	5	5	5	9	1	24
Other expenses	7	13	18	15	31	3	73
Total expenses	2,503	8,263	10,063	9,874	17,560	2,132	42,796
Administrative fees waiver	(4)	(12)	(11)	(14)	(17)	(4)	(63)
Net expenses	2,499	8,251	10,052	9,860	17,543	2,128	42,733
Net investment income (loss)	7,179	13,825	42,988	14,959	28,716	2,183	(176)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(495)	77,868	83,291	155,426	234,759	15,422	1,275,866
Investments - affiliated	—	—	—	1,675	—	—	—
Futures/futures options contracts	(301)	1,406	(683)	1,457	433	316	6,139
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(4,328)	77,262	(26,151)	52,244	106,055	33,920	81,560
Investments - affiliated	—	—	—	3,942	—	—	—
Futures/futures options contracts	100	74	(6)	(34)	(50)	17	590
Net realized and unrealized gain (loss)	(5,024)	156,610	56,451	214,710	341,197	49,675	1,364,155
Change in net assets from operations	$2,155	$170,435	$99,439	$229,669	$369,913	$51,858	$1,363,979
(a) Affiliated income	$96	$383	$352	$711	$520	$112	$1,510

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund
Investment income
Dividends (a)	$2,527	$64,003	$6,299	$203,893	$61,484	$19,321	$12,462
Foreign taxes withheld	(1)	(169)	—	(20)	(16)	—	(339)
Interest	4	207	5	—	79	13	18
Securities lending (a)	3	63	5	2,495	183	2	64
Total investment income	2,533	64,104	6,309	206,368	61,730	19,336	12,205

Expenses
Advisory fees	316	13,905	393	15,878	7,594	1,258	1,362
Administrative fees	226	11,853	290	14,603	6,968	1,012	1,105
12b-1 fees (Class A)	439	25,440	551	47,645	14,477	1,980	2,155
Licensing fees paid to third parties	8	2,897	10	3,178	237	34	37
Legal fees	1	73	2	133	41	6	7
Board of trustee fees	3	135	3	264	124	10	69
Chief compliance officer fees	1	30	1	54	17	2	3
Other expenses	2	84	2	154	51	10	6
Total expenses	996	54,417	1,252	81,909	29,509	4,312	4,744
Administrative fees waiver	(2)	(88)	(5)	—	—	(7)	(9)
Net expenses	994	54,329	1,247	81,909	29,509	4,305	4,735
Net investment income (loss)	1,539	9,775	5,062	124,459	32,221	15,031	7,470

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	2,447	746,240	(3,102)	700,188	291,188	45,512	52,227
Investments - affiliated	—	—	—	1,347	733	—	65
Foreign currency	—	—	—	—	—	—	30
Forward foreign currency contracts	—	—	—	—	—	—	38
Futures/futures options contracts	4	24,744	(146)	10,199	3,941	79	956
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	16,721	851,804	4,676	1,731,906	423,231	46,129	108,709
Investments - affiliated	—	—	—	7,114	1,659	—	244
Foreign currency	—	—	—	—	—	—	108
Forward foreign currency contracts	—	—	—	—	—	—	21
Futures/futures options contracts	36	2,863	51	4,619	833	20	80
Net realized and unrealized gain (loss)	19,208	1,625,651	1,479	2,455,373	721,585	91,740	162,478
Change in net assets from operations	$20,747	$1,635,426	$6,541	$2,579,832	$753,806	$106,771	$169,948
(a) Affiliated income	$35	$2,811	$45	$8,029	$1,190	$151	$239

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
Investment income
Dividends (a)	$39,681	$440	$1,690	$6,297	$17,265	$232	$497
Foreign taxes withheld	(39)	(19)	(1)	—	(64)	—	—
Interest	—	—	3	5	16	1,661	3,050
Securities lending (a)	26	4	1	2	14	—	—
Total investment income	39,668	425	1,693	6,304	17,231	1,893	3,547

Expenses
Advisory fees	10,529	35	210	1,101	1,938	186	613
Administrative fees	1,922	26	158	661	1,462	62	123
12b-1 fees (Class A)	5,323	31	29	1,266	1,973	124	245
Licensing fees paid to third parties	—	10	110	22	1,064	—	—
Legal fees	16	—	1	4	8	—	1
Board of trustee fees	39	—	1	6	17	2	1
Chief compliance officer fees	7	—	—	1	3	—	—
Other expenses	20	1	2	13	15	—	—
Total expenses	17,856	103	511	3,074	6,480	374	983
Administrative fees waiver	—	—	—	(9)	—	—	—
Advisory fees waiver	—	—	—	—	—	—	(34)
Net expenses	17,856	103	511	3,065	6,480	374	949
Net investment income (loss)	21,812	322	1,182	3,239	10,751	1,519	2,598

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	166,981	1,443	6,976	48,230	112,205	32	767
Investments - affiliated	—	—	—	235	—	—	—
Brokerage commissions recaptured	53	—	—	—	—	—	—
Foreign currency	—	3	—	—	—	3	—
Futures/futures options contracts	—	—	(21)	179	559	4,106	25,165
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(79,411)	(1,319)	(914)	2,998	(15,664)	17	(851)
Investments - affiliated	—	—	—	249	—	—	—
Foreign currency	1	1	—	—	—	—	—
Futures/futures options contracts	—	—	29	26	27	1,039	11,125
Net realized and unrealized gain (loss)	87,624	128	6,070	51,917	97,127	5,197	36,206
Change in net assets from operations	$109,436	$450	$7,252	$55,156	$107,878	$6,716	$38,804
(a) Affiliated income	$966	$6	$17	$65	$137	$232	$497

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund
Investment income
Dividends (a)	$1,153	$70,054	$227	$154	$80	$2,726	$129
Foreign taxes withheld	(35)	(15)	(198)	(8)	—	—	—
Interest	53,898	—	94,111	42,012	57,137	104,864	13,293
Securities lending (a)	92	19	19	28	—	772	7
Total investment income	55,108	70,058	94,159	42,186	57,217	108,362	13,429

Expenses
Advisory fees	4,482	13,291	7,695	2,936	4,322	4,726	965
Administrative fees	1,417	4,869	2,398	839	1,113	1,392	386
12b-1 fees (Class A)	2,607	7,692	3,380	1,407	2,830	3,477	24
Legal fees	28	27	17	11	9	32	2
Board of trustee fees	105	48	29	15	29	33	4
Chief compliance officer fees	4	11	6	3	4	5	1
Interest expense	—	—	865	836	9,876	—	—
Other expenses	21	28	6	8	20	14	3
Total expenses	8,664	25,966	14,396	6,055	18,203	9,679	1,385
Net investment income (loss)	46,444	44,092	79,763	36,131	39,014	98,683	12,044

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	935	316,833	20,885	(10,360)	27,280	(5,234)	3,416
Brokerage commissions recaptured	—	35	—	—	—	—	—
Purchased options	—	—	(253)	(32)	—	—	—
Written options	—	—	2,360	1,029	526	—	—
Foreign currency	757	—	62	(113)	620	(3)	—
Forward foreign currency contracts	(506)	—	(11,747)	(2,694)	(5,251)	6	—
Futures/futures options contracts	8,874	—	7,047	(1,042)	(3,439)	—	(266)
Swap agreements	1,708	—	14,828	3,154	981	—	1
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	32,185	211,628	65,417	43,705	14,553	19,112	3,523
Investment securities sold short	—	—	—	—	15	—	—
Purchased options	—	—	—	(32)	—	—	—
Written options	—	—	425	45	46	—	—
Foreign currency	169	2	151	101	(161)	—	—
Forward foreign currency contracts	(4,184)	—	(6,199)	(2,547)	(3,038)	—	—
Futures/futures options contracts	(1,254)	—	522	1,422	(1,174)	—	49
Swap agreements	162	—	(4,519)	(141)	13,105	—	—
Net realized and unrealized gain (loss)	38,846	528,498	88,979	32,495	44,063	13,881	6,723
Change in net assets from operations	$85,290	$572,590	$168,742	$68,626	$83,077	$112,564	$18,767
(a) Affiliated income	$1,204	$2,961	$303	$224	$43	$5,848	$171

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund
Investment income
Dividends (a)	$822	$6,289	$41,579	$7,151	$8,741	$121,048	$39,754
Foreign taxes withheld	—	(1)	—	(268)	(242)	(1,640)	(381)
Interest	69,306	7	34	8,346	—	257,072	—
Securities lending (a)	12	65	26	44	39	313	65
Total investment income	70,140	6,360	41,639	15,273	8,538	376,793	39,438

Expenses
Advisory fees	5,513	691	3,656	2,821	4,570	74,678	41,646
Administrative fees	1,432	576	3,160	835	1,247	19,464	9,009
12b-1 fees (Class A)	1,688	1,134	6,237	1,651	683	42,178	25,479
Licensing fees paid to third parties	—	134	835	—	—	—	—
Legal fees	12	3	18	5	7	141	81
Board of trustee fees	27	9	65	10	11	227	181
Chief compliance officer fees	5	1	7	2	3	49	33
Other expenses	14	4	21	27	6	127	90
Total expenses	8,691	2,552	13,999	5,351	6,527	136,864	76,519
Administrative fees waiver	—	(3)	—	—	—	—	—
Advisory fees waiver	—	—	—	—	(96)	(466)	(53)
Net expenses	8,691	2,549	13,999	5,351	6,431	136,398	76,466
Net investment income (loss)	61,449	3,811	27,640	9,922	2,107	240,395	(37,028)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	240	29,790	302,543	35,520	33,414	1,811,566	2,318,498
Investments - affiliated	—	313	1,541	—	—	(96)	—
Written options	—	—	—	—	—	3,699	—
Foreign currency	—	—	—	(1)	(16)	(41)	7
Forward foreign currency contracts	—	—	—	4	(1)	—	30
Futures/futures options contracts	(4,254)	61	(13)	122	—	—	—
Swap agreements	—	—	—	5	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	38,530	(9,644)	(16,222)	35,992	79,830	(462,840)	(904,556)
Investments - affiliated	—	(106)	1,271	—	—	88	—
Written options	—	—	—	—	—	(16,825)	—
Foreign currency	—	—	—	27	1	544	—
Futures/futures options contracts	1,494	(7)	303	—	—	—	—
Swap agreements	—	—	—	5	—	—	—
Net realized and unrealized gain (loss)	36,010	20,407	289,423	71,674	113,228	1,336,095	1,413,979
Change in net assets from operations	$97,459	$24,218	$317,063	$81,596	$115,335	$1,576,490	$1,376,951
(a) Affiliated income	$939	$185	$591	$766	$152	$34,838	$1,683

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund
Investment income
Dividends (a)	$32,509	$439	$1,031	$78,933	$162	$23,135	$501
Foreign taxes withheld	(122)	—	—	(18)	(14)	(1,290)	(2)
Interest	—	51,235	32,149	—	—	—	1,048
Net prime broker interest income	—	—	—	—	—	—	18
Interest paid in kind	—	—	—	—	—	—	86
Securities lending (a)	149	2	255	35	4	34	—
Total investment income	32,536	51,676	33,435	78,950	152	21,879	1,651

Expenses
Advisory fees	27,299	3,421	2,017	20,714	87	13,320	501
Administrative fees	4,559	1,098	644	4,282	15	3,083	48
12b-1 fees (Class A)	13,654	3,198	593	9,111	31	2,941	138
Legal fees	39	9	4	36	—	17	3
Board of trustee fees	94	26	9	85	—	34	2
Chief compliance officer fees	16	4	1	15	—	7	—
Dividends/interest on securities sold short	—	—	—	—	—	—	27
Other expenses	51	13	7	66	4	19	—
Total expenses	45,712	7,769	3,275	34,309	137	19,421	719
Advisory fees waiver	(406)	—	—	(322)	—	(119)	—
Net expenses	45,306	7,769	3,275	33,987	137	19,302	719
Net investment income (loss)	(12,770)	43,907	30,160	44,963	15	2,577	932

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	551,329	(459)	6,590	354,792	945	119,054	1,109
Securities sold short	—	—	—	—	—	—	(667)
Brokerage commissions recaptured	—	—	—	—	—	3	—
Purchased options	—	(229)	—	—	—	—	(424)
Written options	—	26	—	—	—	—	227
Foreign currency	—	—	—	29	(4)	384	36
Forward foreign currency contracts	—	—	—	(7)	—	(518)	(164)
Futures/futures options contracts	—	(6)	—	—	—	—	—
Swap agreements	—	(15)	—	—	—	—	1,103
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(400,484)	15,073	(5,871)	106,791	(91)	252,159	954
Investment securities sold short	—	—	—	—	—	—	(72)
Purchased options	—	—	—	—	—	—	(166)
Written options	—	—	—	—	—	—	(314)
Foreign currency	—	—	—	38	—	120	1
Forward foreign currency contracts	—	—	—	—	—	—	(129)
Futures/futures options contracts	—	(559)	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	936
Net realized and unrealized gain (loss)	150,845	13,831	719	461,643	850	371,202	2,430
Change in net assets from operations	$138,075	$57,738	$30,879	$506,606	$865	$373,779	$3,362
(a) Affiliated income	$6,366	$455	$1,674	$602	$23	$2,941	$132

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Operations (in thousands)

For the Year Ended December 31, 2025

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$17,077	$78,019	$25,147	$17,939	$24,004
Foreign taxes withheld	(1,556)	(57)	(313)	(720)	(261)
Interest	—	135,645	—	—	—
Securities lending (a)	49	207	19	39	20
Total investment income	15,570	213,814	24,853	17,258	23,763

Expenses
Advisory fees	5,071	28,838	4,136	3,245	4,006
Administrative fees	1,484	8,496	1,426	847	1,030
12b-1 fees (Class A)	1,593	27,066	2,086	1,679	2,131
Legal fees	28	76	8	5	8
Board of trustee fees	21	165	15	17	25
Chief compliance officer fees	3	31	3	2	4
Other expenses	21	90	10	9	11
Total expenses	8,221	64,762	7,684	5,804	7,215
Net investment income (loss)	7,349	149,052	17,169	11,454	16,548

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	61,679	1,310,920	133,417	30,955	111,661
Brokerage commissions recaptured	2	27	8	9	16
Foreign currency	(1,188)	(135)	(28)	82	—
Forward foreign currency contracts	(106)	47	31	34	—
Futures/futures options contracts	—	910	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	142,111	(131,151)	(139)	6,964	13,317
Foreign currency	179	—	12	20	11
Forward foreign currency contracts	4	1	—	(7)	—
Futures/futures options contracts	—	(332)	—	—	—
Net realized and unrealized gain (loss)	202,681	1,180,287	133,301	38,057	125,005
Change in net assets from operations	$210,030	$1,329,339	$150,470	$49,511	$141,553
(a) Affiliated income	$601	$4,552	$397	$200	$455

See accompanying Notes to Financial Statements.

JNL Series Trust

Statement of Cash Flows (in thousands)

For the Year Ended December 31, 2025

JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase (decrease) in net assets from operations	$83,077
Adjustments to reconcile net assets from operations to net cash flow provided by (used in) operating activities:
Purchase of long-term investments	(727,781)
Proceeds from sales and maturities of long-term investments	648,126
Net (purchases) sales of short-term investments	(23,775)
Purchases to cover securities sold short/forward sales commitments	(119,110)
Proceeds from securities sold short/forward sales commitments	139,231
(Increase) decrease in receivable from investment securities sold	43,761
Increase (decrease) in payable for investment securities purchased	(60,049)
(Increase) decrease in receivable from dividends and interest	(744)
Increase (decrease) in payable for dividends on securities sold short	—
Increase (decrease) in payable for interest expense and brokerage charges	(26)
(Increase) decrease in receivable from deposits with brokers and counterparties	3,526
Increase (decrease) in payable for deposits from counterparties	(1,523)
(Increase) decrease in other assets	—
Increase (decrease) in payable for expenses	(129)
Net amortization	(4,539)
Net inflation compensation	(30,236)
Loss (proceeds) from currency transactions	(4,792)
Net proceeds from (payments for) variation margin on futures/futures option contracts and swap agreements	5,659
Net proceeds from (payments for) OTC swap agreements	1,967
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign
currency contracts, futures/futures options contracts and swap agreements	(20,717)
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign
currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(23,346)
Net cash flow provided by (used in) operating activities	(91,420)
Cash flows provided by (used in) financing activities
Net subscriptions (redemptions) from capital share transactions	(54,026)
Increase (decrease) in payable for reverse repurchase agreements	(22,528)
Net borrowing from secured financing transactions	(7,001)
Net fees from secured borrowing transactions	7,187
(Increase) decrease in receivable from treasury roll transactions	(66,016)
Increase (decrease) in payable for treasury roll transactions	233,667
Net cash flow provided by (used in) financing activities	91,283
Net increase (decrease) in cash and cash equivalents	(137)
Cash and cash equivalents at beginning of year	4,727
Cash and cash equivalents at end of year	$4,590

Supplemental disclosure of operating activities:
Interest expense during the year	9,876

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$524
Foreign currency	4,066
Total cash and cash equivalents presented in the statements of cash flows	$4,590

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$57,163	$18,906	$13,099	$8,028	$10,197	$(420)	$(23,939)
Net realized gain (loss)	262,316	(4,955)	7,003	(7,151)	157,842	(8,400)	704,785
Net change in unrealized appreciation
(depreciation)	174,076	16,784	70,505	25,654	35,996	87,567	715,550
Change in net assets from operations	493,555	30,735	90,607	26,531	204,035	78,747	1,396,396
Share transactions[1]
Proceeds from the sale of shares
Class A	608,960	169,975	142,264	69,940	181,245	77,658	2,331,331
Class I	11,766	5,446	3,043	2,711	6,460	2,289	55,531
Cost of shares redeemed
Class A	(707,954)	(163,373)	(109,046)	(88,350)	(278,379)	(168,332)	(1,808,383)
Class I	(21,517)	(7,543)	(1,494)	(1,907)	(10,857)	(3,148)	(57,929)
Change in net assets from
share transactions	(108,745)	4,505	34,767	(17,606)	(101,531)	(91,533)	520,550
Change in net assets	384,810	35,240	125,374	8,925	102,504	(12,786)	1,916,946
Net assets beginning of year	3,269,658	466,628	434,773	301,881	1,029,314	614,509	6,866,667
Net assets end of year	$3,654,468	$501,868	$560,147	$310,806	$1,131,818	$601,723	$8,783,613

[1]Share transactions
Shares sold
Class A	31,373	17,614	8,939	6,700	6,049	3,925	33,121
Class I	571	558	188	251	213	113	787
Shares redeemed
Class A	(36,630)	(17,029)	(6,799)	(8,457)	(9,392)	(8,516)	(26,006)
Class I	(1,034)	(773)	(93)	(178)	(364)	(153)	(803)
Change in shares
Class A	(5,257)	585	2,140	(1,757)	(3,343)	(4,591)	7,115
Class I	(463)	(215)	95	73	(151)	(40)	(16)
Purchases and sales of long term
investments
Purchase of securities	$390,584	$86,030	$75,769	$34,294	$166,660	$21,752	$1,388,034
Proceeds from sales of securities	$206,753	$62,607	$27,856	$43,870	$130,383	$101,280	$310,081

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$61,441	$12,442	$9,237	$39,874	$(4,928)	$(4,762)	$53,076
Net realized gain (loss)	2,348,254	22,213	125,871	395,576	(3,898)	324	107,746
Net change in unrealized appreciation
(depreciation)	(452,711)	285,763	206,607	204,013	73,897	226,266	565,712
Change in net assets from operations	1,956,984	320,418	341,715	639,463	65,071	221,828	726,534
Share transactions[1]
Proceeds from the sale of shares
Class A	1,780,854	171,970	208,571	619,814	203,339	202,536	450,534
Class I	38,070	7,411	7,986	15,764	6,869	5,551	13,326
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	603,876
Class I	—	—	—	—	—	—	16,818
Cost of shares redeemed
Class A	(2,868,572)	(347,666)	(369,037)	(984,055)	(258,820)	(272,750)	(779,272)
Class I	(53,449)	(6,444)	(10,471)	(22,977)	(7,165)	(8,552)	(28,157)
Change in net assets from
share transactions	(1,103,097)	(174,729)	(162,951)	(371,454)	(55,777)	(73,215)	277,125
Change in net assets	853,887	145,689	178,764	268,009	9,294	148,613	1,003,659
Net assets beginning of year	11,698,120	1,305,722	1,321,252	3,999,168	1,018,367	778,225	2,069,235
Net assets end of year	$12,552,007	$1,451,411	$1,500,016	$4,267,177	$1,027,661	$926,838	$3,072,894

[1]Share transactions
Shares sold
Class A	33,656	9,576	10,363	13,549	16,905	14,627	24,187
Class I	708	402	383	333	544	390	674
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	34,389
Class I	—	—	—	—	—	—	903
Shares redeemed
Class A	(54,165)	(19,290)	(18,584)	(21,498)	(21,632)	(20,455)	(41,766)
Class I	(984)	(353)	(515)	(480)	(569)	(624)	(1,491)
Change in shares
Class A	(20,509)	(9,714)	(8,221)	(7,949)	(4,727)	(5,828)	16,810
Class I	(276)	49	(132)	(147)	(25)	(234)	86
Purchases and sales of long term
investments
Purchase of securities	$2,148,033	$34,649	$109,525	$379,400	$63,082	$83,273	$845,028
Proceeds from sales of securities	$1,227,205	$196,905	$207,028	$436,767	$123,786	$161,220	$465,618

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(14,766)	$(10,643)	$(501)	$(322)	$1,688	$710	$2,805
Net realized gain (loss)	81,397	29,597	187,560	22,786	294,514	140,963	401,884
Net change in unrealized appreciation
(depreciation)	150,451	104,103	24,849	27,152	93,188	52,131	9,167
Change in net assets from operations	217,082	123,057	211,908	49,616	389,390	193,804	413,856
Share transactions[1]
Proceeds from the sale of shares
Class A	446,131	328,322	176,092	125,485	193,187	135,696	138,023
Class I	26,313	13,529	1,043	4,095	1,411	1,409	628
Cost of shares redeemed
Class A	(849,269)	(611,508)	(365,090)	(157,261)	(681,924)	(421,229)	(721,183)
Class I	(32,113)	(27,825)	(3,854)	(4,272)	(2,510)	(2,303)	(2,266)
Change in net assets from
share transactions	(408,938)	(297,482)	(191,809)	(31,953)	(489,836)	(286,427)	(584,798)
Change in net assets	(191,856)	(174,425)	20,099	17,663	(100,446)	(92,623)	(170,942)
Net assets beginning of year	3,433,492	2,524,228	1,436,400	557,157	2,905,092	1,949,013	3,570,552
Net assets end of year	$3,241,636	$2,349,803	$1,456,499	$574,820	$2,804,646	$1,856,390	$3,399,610

[1]Share transactions
Shares sold
Class A	12,444	11,889	7,957	8,295	8,609	7,274	6,504
Class I	703	473	44	264	61	74	29
Shares redeemed
Class A	(23,522)	(21,907)	(16,262)	(10,438)	(30,721)	(22,595)	(34,221)
Class I	(854)	(956)	(167)	(271)	(109)	(123)	(110)
Change in shares
Class A	(11,078)	(10,018)	(8,305)	(2,143)	(22,112)	(15,321)	(27,717)
Class I	(151)	(483)	(123)	(7)	(48)	(49)	(81)
Purchases and sales of long term
investments
Purchase of securities	$20,161	$15,438	$445,413	$150,604	$691,791	$404,484	$776,381
Proceeds from sales of securities	$443,905	$323,594	$609,858	$180,648	$1,131,621	$672,269	$1,309,916

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund
Operations
Net investment income (loss)	$(2,151)	$(2,200)	$(5,274)	$(4,184)	$(7,005)	$65,067	$1,314
Net realized gain (loss)	189,520	20,629	377,678	91,307	251,980	241,805	1,361
Net change in unrealized appreciation
(depreciation)	103,856	41,409	152,043	83,527	181,823	384,496	835
Change in net assets from operations	291,225	59,838	524,447	170,650	426,798	691,368	3,510
Share transactions[1]
Proceeds from the sale of shares
Class A	146,961	68,512	212,321	68,362	114,927	659,881	67,263
Class I	3,560	501	1,820	894	1,880	17,543	424
Cost of shares redeemed
Class A	(478,359)	(174,351)	(915,691)	(361,897)	(766,124)	(909,946)	(10,772)
Class I	(3,965)	(786)	(5,697)	(254)	(2,555)	(19,335)	(1)
Change in net assets from
share transactions	(331,803)	(106,124)	(707,247)	(292,895)	(651,872)	(251,857)	56,914
Change in net assets	(40,578)	(46,286)	(182,800)	(122,245)	(225,074)	439,511	60,424
Net assets beginning of year	2,122,428	685,785	4,121,346	1,720,643	3,808,178	3,880,573	3,883
Net assets end of year	$2,081,850	$639,499	$3,938,546	$1,598,398	$3,583,104	$4,320,084	$64,307

[1]Share transactions
Shares sold
Class A	3,497	4,137	6,259	3,165	4,138	21,832	6,379
Class I	84	30	53	41	65	570	39
Shares redeemed
Class A	(11,250)	(10,433)	(26,955)	(16,708)	(27,585)	(30,259)	(1,025)
Class I	(91)	(46)	(165)	(11)	(89)	(624)	—
Change in shares
Class A	(7,753)	(6,296)	(20,696)	(13,543)	(23,447)	(8,427)	5,354
Class I	(7)	(16)	(112)	30	(24)	(54)	39
Purchases and sales of long term
investments
Purchase of securities	$186,192	$78,044	$431,396	$180,598	$344,934	$743,058	$63,679
Proceeds from sales of securities	$493,404	$184,380	$1,100,792	$468,680	$973,090	$657,550	$4,014

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Operations
Net investment income (loss)	$52,239	$5,694	$5,672	$7,228	$35,861	$14,763	$20,772
Net realized gain (loss)	94,575	36,584	6,050	23,500	83,663	10,257	32,330
Net change in unrealized appreciation
(depreciation)	221,468	15,926	12,258	15,598	190,692	37,045	73,664
Change in net assets from operations	368,282	58,204	23,980	46,326	310,216	62,065	126,766
Distributions to shareholders
From distributable earnings
Class A	—	(34,290)	(12,089)	(29,932)	—	—	—
Class I	—	(881)	(553)	(861)	—	—	—
Total distributions to shareholders	—	(35,171)	(12,642)	(30,793)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	198,654	92,503	48,745	53,319	191,534	75,018	107,551
Class I	2,203	1,981	2,653	887	8,758	3,954	5,359
Reinvestment of distributions
Class A	—	34,290	12,089	29,932	—	—	—
Class I	—	881	553	861	—	—	—
Cost of shares redeemed
Class A	(505,364)	(88,949)	(44,068)	(60,772)	(418,508)	(112,123)	(182,012)
Class I	(4,591)	(3,270)	(1,510)	(1,823)	(12,296)	(6,208)	(8,290)
Change in net assets from
share transactions	(309,098)	37,436	18,462	22,404	(230,512)	(39,359)	(77,392)
Change in net assets	59,184	60,469	29,800	37,937	79,704	22,706	49,374
Net assets beginning of year	2,421,574	346,876	197,318	320,020	2,042,135	551,472	938,325
Net assets end of year	$2,480,758	$407,345	$227,118	$357,957	$2,121,839	$574,178	$987,699

[1]Share transactions
Shares sold
Class A	8,130	5,336	3,757	3,587	10,942	5,335	6,779
Class I	87	114	202	58	472	278	327
Reinvestment of distributions
Class A	—	2,005	933	2,040	—	—	—
Class I	—	51	43	58	—	—	—
Shares redeemed
Class A	(20,871)	(5,123)	(3,413)	(4,075)	(23,770)	(7,975)	(11,524)
Class I	(179)	(184)	(116)	(121)	(666)	(446)	(507)
Change in shares
Class A	(12,741)	2,218	1,277	1,552	(12,828)	(2,640)	(4,745)
Class I	(92)	(19)	129	(5)	(194)	(168)	(180)
Purchases and sales of long term
investments
Purchase of securities	$384,461	$269,756	$125,999	$203,454	$339,048	$71,484	$108,815
Proceeds from sales of securities	$517,701	$261,890	$114,393	$205,734	$534,571	$96,188	$166,461

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Operations
Net investment income (loss)	$38,884	$19,796	$73,715	$46,110	$34,832	$(2,626)	$20,759
Net realized gain (loss)	(11,726)	(4,149)	119,996	112,913	131,876	28,897	65,831
Net change in unrealized appreciation
(depreciation)	43,663	211,873	550,015	73,914	(34,200)	55,286	179,796
Change in net assets from operations	70,821	227,520	743,726	232,937	132,508	81,557	266,386
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(4,429)
Class I	—	—	(116,416)	—	—	—	(7,163)
Total distributions to shareholders	—	—	(116,416)	—	—	—	(11,592)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	—	32,564	66,369
Class I	218,228	209,174	1,088,216	474,800	343,867	116,566	305,817
Reinvestment of distributions
Class A	—	—	—	—	—	—	4,429
Class I	—	—	116,416	—	—	—	7,163
Cost of shares redeemed
Class A	—	—	—	—	—	(47,599)	(158,997)
Class I	(274,462)	(286,948)	(823,737)	(897,825)	(651,557)	(21,699)	(196,201)
Change in net assets from
share transactions	(56,234)	(77,774)	380,895	(423,025)	(307,690)	79,832	28,580
Change in net assets	14,587	149,746	1,008,205	(190,088)	(175,182)	161,389	283,374
Net assets beginning of year	1,034,647	780,857	2,079,893	3,444,243	2,534,122	801,157	1,120,791
Net assets end of year	$1,049,234	$930,603	$3,088,098	$3,254,155	$2,358,940	$962,546	$1,404,165

[1]Share transactions
Shares sold
Class A	—	—	—	—	—	2,407	6,763
Class I	22,361	19,925	98,340	39,358	31,925	8,441	30,521
Reinvestment of distributions
Class A	—	—	—	—	—	—	414
Class I	—	—	9,685	—	—	—	669
Shares redeemed
Class A	—	—	—	—	—	(3,528)	(16,272)
Class I	(28,274)	(28,399)	(71,937)	(73,904)	(59,829)	(1,595)	(20,033)
Change in shares
Class A	—	—	—	—	—	(1,121)	(9,095)
Class I	(5,913)	(8,474)	36,088	(34,546)	(27,904)	6,846	11,157
Purchases and sales of long term
investments
Purchase of securities	$113,212	$93,467	$732,870	$482,420	$849,780	$1,072,122	$739,824
Purchase of U.S. Government securities	704,362 (a)	—	—	—	—	9,424	—
Total purchases	$817,574	$93,467	$732,870	$482,420	$849,780	$1,081,546	$739,824
Proceeds from sales of securities	$139,957	$152,446	$413,827	$828,488	$1,122,157	$1,012,405	$723,372
Proceeds from sales of U.S. Government
securities	703,424 (a)	—	—	—	—	8,901	—
Total proceeds from sales	$843,381	$152,446	$413,827	$828,488	$1,122,157	$1,021,306	$723,372
Securities sold short covers	$96,223	$—	$—	$—	$—	$741,269	$—
Securities sold short proceeds	$90,206	$—	$—	$—	$—	$835,557	$—

(a)	Amounts exclude $627,823 and $628,149 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$76,950	$9,965	$4,804	$(8,724)	$8,070	$10,755	$6,227
Net realized gain (loss)	(40,079)	74,310	71,685	149,116	96,364	52,096	16,396
Net change in unrealized appreciation
(depreciation)	169	67,106	(53,149)	(58,994)	(57,983)	124,602	66,312
Change in net assets from operations	37,040	151,381	23,340	81,398	46,451	187,453	88,935
Distributions to shareholders
From distributable earnings
Class A	—	(7,784)	—	—	—	—	—
Class I	—	(6,173)	—	—	—	—	—
Total distributions to shareholders	—	(13,957)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	116,198	44,977	76,208	266,031	194,861	214,997	—
Class I	9,754	87,033	139,569	64,967	65,486	362,920	156,338
Reinvestment of distributions
Class A	—	7,784	—	—	—	—	—
Class I	—	6,173	—	—	—	—	—
Cost of shares redeemed
Class A	(327,641)	(136,827)	(123,229)	(486,587)	(326,656)	(150,641)	—
Class I	(7,705)	(105,200)	(173,819)	(121,122)	(149,364)	(338,410)	(172,492)
Change in net assets from
share transactions	(209,394)	(96,060)	(81,271)	(276,711)	(215,673)	88,866	(16,154)
Change in net assets	(172,354)	41,364	(57,931)	(195,313)	(169,222)	276,319	72,781
Net assets beginning of year	1,099,365	654,115	1,212,362	2,401,268	1,889,206	1,117,772	499,111
Net assets end of year	$927,011	$695,479	$1,154,431	$2,205,955	$1,719,984	$1,394,091	$571,892

[1]Share transactions
Shares sold
Class A	8,609	3,605	3,782	6,349	9,229	12,601	—
Class I	716	6,400	6,623	1,403	2,968	20,020	5,635
Reinvestment of distributions
Class A	—	585	—	—	—	—	—
Class I	—	459	—	—	—	—	—
Shares redeemed
Class A	(24,301)	(10,793)	(6,084)	(11,486)	(15,401)	(8,866)	—
Class I	(564)	(8,288)	(8,265)	(2,599)	(6,741)	(18,797)	(6,152)
Change in shares
Class A	(15,692)	(6,603)	(2,302)	(5,137)	(6,172)	3,735	—
Class I	152	(1,429)	(1,642)	(1,196)	(3,773)	1,223	(517)
Purchases and sales of long term
investments
Purchase of securities	$513,277	$769,044	$1,002,828	$1,739,606	$585,614	$1,375,554	$103,432
Proceeds from sales of securities	$1,024,512	$872,687	$1,069,187	$1,981,303	$780,511	$1,296,287	$113,735

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$(13)	$3,280	$51,754	$14,980	$(18,599)	$42,983	$(3,714)
Net realized gain (loss)	1,044	41,950	310,938	25,714	1,128,792	274,111	216,281
Net change in unrealized appreciation
(depreciation)	399	7,637	84,806	147,187	(615,957)	516,412	(81,081)
Change in net assets from operations	1,430	52,867	447,498	187,881	494,236	833,506	131,486
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(108,780)	—
Class I	—	—	—	—	—	(116,647)	—
Total distributions to shareholders	—	—	—	—	—	(225,427)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	7,651	119,890	160,875	101,990	552,878	747,979	184,323
Class I	500	5,197	1,608	3,193	46,422	224,970	35,573
Reinvestment of distributions
Class A	—	—	—	—	—	108,780	—
Class I	—	—	—	—	—	116,647	—
Cost of shares redeemed
Class A	(4,359)	(155,070)	(613,118)	(253,990)	(1,366,023)	(370,908)	(351,603)
Class I	(198)	(3,175)	(4,499)	(6,026)	(147,866)	(575,226)	(241,260)
Change in net assets from
share transactions	3,594	(33,158)	(455,134)	(154,833)	(914,589)	252,242	(372,967)
Change in net assets	5,024	19,709	(7,636)	33,048	(420,353)	860,321	(241,481)
Net assets beginning of year	22,073	394,334	2,616,114	712,144	4,833,270	1,930,401	1,617,659
Net assets end of year	$27,097	$414,043	$2,608,478	$745,192	$4,412,917	$2,790,722	$1,376,178

[1]Share transactions
Shares sold
Class A	648	6,693	8,205	7,649	5,925	34,027	6,508
Class I	43	278	84	240	461	9,890	1,191
Reinvestment of distributions
Class A	—	—	—	—	—	4,792	—
Class I	—	—	—	—	—	4,943	—
Shares redeemed
Class A	(369)	(8,459)	(31,388)	(18,586)	(14,427)	(16,900)	(12,348)
Class I	(17)	(169)	(233)	(432)	(1,426)	(25,567)	(7,943)
Change in shares
Class A	279	(1,766)	(23,183)	(10,937)	(8,502)	21,919	(5,840)
Class I	26	109	(149)	(192)	(965)	(10,734)	(6,752)
Purchases and sales of long term
investments
Purchase of securities	$20,011	$113,080	$2,999,371	$674,379	$2,863,080	$1,055,048	$329,017
Purchase of U.S. Government securities	—	—	212,923	—	—	—	—
Total purchases	$20,011	$113,080	$3,212,294	$674,379	$2,863,080	$1,055,048	$329,017
Proceeds from sales of securities	$17,712	$151,546	$3,369,546	$838,776	$3,859,797	$1,031,605	$713,154
Proceeds from sales of U.S. Government
securities	—	—	226,349	—	—	—	—
Total proceeds from sales	$17,712	$151,546	$3,595,895	$838,776	$3,859,797	$1,031,605	$713,154
Securities sold short covers	$—	$—	$73,303	$—	$—	$—	$—
Securities sold short proceeds	$—	$—	$99,289	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Operations
Net investment income (loss)	$1,696	$9,763	$7,648	$2,997	$124,578	$17,767	$63,900
Net realized gain (loss)	(995)	8,651	141,015	32,911	(19,579)	(12,378)	79,112
Net change in unrealized appreciation
(depreciation)	1,724	117,253	32,534	8,249	83,911	21,663	(6,028)
Change in net assets from operations	2,425	135,667	181,197	44,157	188,910	27,052	136,984
Distributions to shareholders
From distributable earnings
Class A	(2,890)	(7,683)	—	—	—	—	—
Class I	(140)	(476)	—	—	—	—	—
Total distributions to shareholders	(3,030)	(8,159)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	22,162	341,054	141,642	186,696	185,898	23,157	177,772
Class I	777	23,573	9,212	15,258	125,840	57,665	6,992
Reinvestment of distributions
Class A	2,890	7,683	—	—	—	—	—
Class I	140	476	—	—	—	—	—
Cost of shares redeemed
Class A	(41,587)	(171,557)	(373,574)	(181,943)	(409,182)	(34,755)	(473,472)
Class I	(1,115)	(23,445)	(14,117)	(17,716)	(335,490)	(65,209)	(128,062)
Change in net assets from
share transactions	(16,733)	177,784	(236,837)	2,295	(432,934)	(19,142)	(416,770)
Change in net assets	(17,338)	305,292	(55,640)	46,452	(244,024)	7,910	(279,786)
Net assets beginning of year	97,074	325,489	1,346,436	661,454	2,793,668	338,206	1,698,970
Net assets end of year	$79,736	$630,781	$1,290,796	$707,906	$2,549,644	$346,116	$1,419,184

[1]Share transactions
Shares sold
Class A	2,272	25,024	4,706	14,201	13,798	1,807	6,521
Class I	79	1,833	280	1,140	8,493	4,431	252
Reinvestment of distributions
Class A	304	521	—	—	—	—	—
Class I	15	32	—	—	—	—	—
Shares redeemed
Class A	(4,293)	(12,785)	(12,272)	(14,028)	(30,474)	(2,725)	(17,337)
Class I	(113)	(1,712)	(429)	(1,333)	(22,739)	(5,136)	(4,569)
Change in shares
Class A	(1,717)	12,760	(7,566)	173	(16,676)	(918)	(10,816)
Class I	(19)	153	(149)	(193)	(14,246)	(705)	(4,317)
Purchases and sales of long term
investments
Purchase of securities	$35,926	$248,000	$19,392	$131,926	$1,036,482	$166,251	$479,605
Purchase of U.S. Government securities	—	—	—	—	44,574	—	206,305
Total purchases	$35,926	$248,000	$19,392	$131,926	$1,081,056	$166,251	$685,910
Proceeds from sales of securities	$52,990	$74,048	$249,629	$129,008	$1,327,833	$182,418	$661,193
Proceeds from sales of U.S. Government
securities	—	—	—	—	64,564	—	338,519
Total proceeds from sales	$52,990	$74,048	$249,629	$129,008	$1,392,397	$182,418	$999,712

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund
Operations
Net investment income (loss)	$84,144	$94,613	$64,079	$10,646	$71,813	$62,504	$16,292
Net realized gain (loss)	(17,089)	6	(19,840)	30,882	13,398	607,249	51,978
Net change in unrealized appreciation
(depreciation)	73,910	—	62,389	41,296	73,470	95,570	12,644
Change in net assets from operations	140,965	94,619	106,628	82,824	158,681	765,323	80,914
Distributions to shareholders
From distributable earnings
Class A	—	(91,778)	—	—	—	—	—
Class I	—	(2,835)	—	—	—	—	—
Total distributions to shareholders	—	(94,613)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	133,980	2,524,871	152,972	87,800	127,873	414,557	100,481
Class I	133,772	114,937	151,818	1,712	2,896	10,113	35,959
Reinvestment of distributions
Class A	—	91,778	—	—	—	—	—
Class I	—	2,835	—	—	—	—	—
Cost of shares redeemed
Class A	(199,477)	(2,836,874)	(208,947)	(198,111)	(319,055)	(1,288,203)	(170,509)
Class I	(377,159)	(109,003)	(206,021)	(3,054)	(2,064)	(11,397)	(184,744)
Change in net assets from
share transactions	(308,884)	(211,456)	(110,178)	(111,653)	(190,350)	(874,930)	(218,813)
Change in net assets	(167,919)	(211,450)	(3,550)	(28,829)	(31,669)	(109,607)	(137,899)
Net assets beginning of year	1,956,742	2,614,368	1,511,066	500,218	1,435,118	5,065,401	881,923
Net assets end of year	$1,788,823	$2,402,918	$1,507,516	$471,389	$1,403,449	$4,955,794	$744,024

[1]Share transactions
Shares sold
Class A	11,925	2,524,870	12,106	4,456	7,549	9,478	6,591
Class I	11,684	114,937	11,356	87	176	227	2,315
Reinvestment of distributions
Class A	—	91,778	—	—	—	—	—
Class I	—	2,835	—	—	—	—	—
Shares redeemed
Class A	(17,770)	(2,836,874)	(16,552)	(9,857)	(18,816)	(29,353)	(11,129)
Class I	(33,036)	(109,003)	(15,792)	(148)	(126)	(255)	(11,590)
Change in shares
Class A	(5,845)	(220,226)	(4,446)	(5,401)	(11,267)	(19,875)	(4,538)
Class I	(21,352)	8,769	(4,436)	(61)	50	(28)	(9,275)
Purchases and sales of long term
investments
Purchase of securities	$510,787	$567,598	$424,878	$291,387	$491,628	$2,341,458	$572,352
Purchase of U.S. Government securities	18,517	251,380	227,963 (a)	—	19,563	—	—
Total purchases	$529,304	$818,978	$652,841	$291,387	$511,191	$2,341,458	$572,352
Proceeds from sales of securities	$687,569	$510,100	$560,010	$392,150	$659,362	$3,144,575	$770,373
Proceeds from sales of U.S. Government
securities	73,423	57,500	272,147 (a)	—	60,368	—	—
Total proceeds from sales	$760,992	$567,600	$832,157	$392,150	$719,730	$3,144,575	$770,373
Securities sold short covers	$—	$—	$130,953	$—	$—	$—	$—
Securities sold short proceeds	$—	$—	$111,551	$—	$—	$—	$—

(a)	Amounts exclude $2,420,070 and $2,394,184 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
Operations
Net investment income (loss)	$11,161	$(2,152)	$(9,860)	$23,537	$2,559	$(11,899)	$(51)
Net realized gain (loss)	80,067	241,223	142,307	40,137	16,175	338,699	(1,622)
Net change in unrealized appreciation
(depreciation)	26,849	(44,314)	(44,452)	61,094	41,809	(82,379)	6,633
Change in net assets from operations	118,077	194,757	87,995	124,768	60,543	244,421	4,960
Share transactions[1]
Proceeds from the sale of shares
Class A	70,033	116,645	228,215	40,716	186,467	675,025	48,465
Class I	20,208	3,211	5,766	428	9,081	179,235	4,743
Cost of shares redeemed
Class A	(99,711)	(380,048)	(516,046)	(197,505)	(269,651)	(937,801)	(22,801)
Class I	(104,296)	(5,474)	(9,431)	(1,074)	(12,281)	(63,855)	(28,726)
Change in net assets from
share transactions	(113,766)	(265,666)	(291,496)	(157,435)	(86,384)	(147,396)	1,681
Change in net assets	4,311	(70,909)	(203,501)	(32,667)	(25,841)	97,025	6,641
Net assets beginning of year	814,683	1,416,261	1,792,184	914,768	908,452	3,305,617	40,256
Net assets end of year	$818,994	$1,345,352	$1,588,683	$882,101	$882,611	$3,402,642	$46,897

[1]Share transactions
Shares sold
Class A	4,030	3,808	6,144	2,561	11,115	9,294	4,701
Class I	1,123	100	146	26	529	2,253	455
Shares redeemed
Class A	(5,712)	(12,272)	(13,810)	(12,389)	(15,951)	(13,072)	(2,190)
Class I	(5,743)	(169)	(236)	(66)	(714)	(817)	(2,689)
Change in shares
Class A	(1,682)	(8,464)	(7,666)	(9,828)	(4,836)	(3,778)	2,511
Class I	(4,620)	(69)	(90)	(40)	(185)	1,436	(2,234)
Purchases and sales of long term
investments
Purchase of securities	$464,313	$287,644	$1,383,797	$770,720	$393,125	$2,313,822	$40,088
Purchase of U.S. Government securities	—	—	—	38,926	—	—	—
Total purchases	$464,313	$287,644	$1,383,797	$809,646	$393,125	$2,313,822	$40,088
Proceeds from sales of securities	$550,262	$562,117	$1,638,764	$984,201	$489,282	$2,465,141	$42,764
Proceeds from sales of U.S. Government
securities	—	—	—	34,929	—	—	—
Total proceeds from sales	$550,262	$562,117	$1,638,764	$1,019,130	$489,282	$2,465,141	$42,764
Securities sold short covers	$—	$—	$—	$—	$122,124	$—	$8,072
Securities sold short proceeds	$—	$—	$—	$—	$97,839	$—	$4,535

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund
Operations
Net investment income (loss)	$37,222	$18,797	$3,527	$(1,068)	$33,488	$1,916	$3,073
Net realized gain (loss)	(29,099)	265,953	12,523	44,693	2,171	160,402	234,618
Net change in unrealized appreciation
(depreciation)	72,608	(82,129)	34,750	88,706	5,660	89,555	(178,605)
Change in net assets from operations	80,731	202,621	50,800	132,331	41,319	251,873	59,086
Distributions to shareholders
From distributable earnings
Class A	—	—	(15,865)	(32,081)	(22,226)	—	—
Class I	—	—	(37,898)	(25,341)	(10,619)	—	—
Total distributions to shareholders	—	—	(53,763)	(57,422)	(32,845)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	300,922	155,890	37,539	183,137	287,344	516,478	207,539
Class I	35,803	29,511	19,032	181,555	43,774	13,044	6,689
Reinvestment of distributions
Class A	—	—	15,865	32,081	22,226	—	—
Class I	—	—	37,898	25,341	10,619	—	—
Cost of shares redeemed
Class A	(361,136)	(254,004)	(42,369)	(181,260)	(255,359)	(509,166)	(501,873)
Class I	(105,080)	(444,841)	(140,219)	(108,197)	(76,803)	(13,322)	(10,038)
Change in net assets from
share transactions	(129,491)	(513,444)	(72,254)	132,657	31,801	7,034	(297,683)
Change in net assets	(48,760)	(310,823)	(75,217)	207,566	40,275	258,907	(238,597)
Net assets beginning of year	1,284,806	1,646,340	468,464	745,484	671,545	871,112	1,560,404
Net assets end of year	$1,236,046	$1,335,517	$393,247	$953,050	$711,820	$1,130,019	$1,321,807

[1]Share transactions
Shares sold
Class A	22,052	8,089	2,320	8,984	28,172	17,549	4,253
Class I	2,438	1,472	1,172	8,384	4,236	460	129
Reinvestment of distributions
Class A	—	—	1,084	1,550	2,216	—	—
Class I	—	—	2,576	1,202	1,051	—	—
Shares redeemed
Class A	(26,564)	(13,062)	(2,630)	(8,868)	(24,992)	(18,345)	(10,143)
Class I	(7,190)	(21,605)	(8,971)	(5,103)	(7,486)	(486)	(192)
Change in shares
Class A	(4,512)	(4,973)	774	1,666	5,396	(796)	(5,890)
Class I	(4,752)	(20,133)	(5,223)	4,483	(2,199)	(26)	(63)
Purchases and sales of long term
investments
Purchase of securities	$232,983	$324,879	$69,484	$200,007	$599,597	$337,728	$251,416
Purchase of U.S. Government securities	153,867	—	—	—	97,166	—	—
Total purchases	$386,850	$324,879	$69,484	$200,007	$696,763	$337,728	$251,416
Proceeds from sales of securities	$269,830	$823,080	$195,155	$126,135	$584,155	$340,432	$545,288
Proceeds from sales of U.S. Government
securities	196,528	—	—	—	88,556	—	—
Total proceeds from sales	$466,358	$823,080	$195,155	$126,135	$672,711	$340,432	$545,288

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund
Operations
Net investment income (loss)	$7,179	$13,825	$42,988	$14,959	$28,716	$2,183	$(176)
Net realized gain (loss)	(796)	79,274	82,608	158,558	235,192	15,738	1,282,005
Net change in unrealized appreciation
(depreciation)	(4,228)	77,336	(26,157)	56,152	106,005	33,937	82,150
Change in net assets from operations	2,155	170,435	99,439	229,669	369,913	51,858	1,363,979
Share transactions[1]
Proceeds from the sale of shares
Class A	137,718	199,669	338,593	449,222	420,679	189,001	1,449,885
Class I	5,641	7,695	10,573	12,650	10,439	6,947	40,231
Cost of shares redeemed
Class A	(177,315)	(358,441)	(647,306)	(668,688)	(904,464)	(139,454)	(2,330,929)
Class I	(4,724)	(11,341)	(16,517)	(15,010)	(13,167)	(6,940)	(55,905)
Change in net assets from
share transactions	(38,680)	(162,418)	(314,657)	(221,826)	(486,513)	49,554	(896,718)
Change in net assets	(36,525)	8,017	(215,218)	7,843	(116,600)	101,412	467,261
Net assets beginning of year	386,925	1,300,416	1,678,068	1,534,550	2,922,416	284,323	7,166,060
Net assets end of year	$350,400	$1,308,433	$1,462,850	$1,542,393	$2,805,816	$385,735	$7,633,321

[1]Share transactions
Shares sold
Class A	7,653	3,652	8,664	16,932	9,292	8,410	22,188
Class I	311	136	260	459	219	299	588
Shares redeemed
Class A	(9,889)	(6,514)	(16,670)	(25,144)	(19,955)	(6,356)	(35,496)
Class I	(254)	(199)	(412)	(551)	(284)	(302)	(809)
Change in shares
Class A	(2,236)	(2,862)	(8,006)	(8,212)	(10,663)	2,054	(13,308)
Class I	57	(63)	(152)	(92)	(65)	(3)	(221)
Purchases and sales of long term
investments
Purchase of securities	$141,870	$—	$138,482	$156,625	$99,091	$121,335	$1,744,098
Proceeds from sales of securities	$172,593	$150,508	$405,692	$363,552	$554,537	$68,393	$2,609,506

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund
Operations
Net investment income (loss)	$1,539	$9,775	$5,062	$124,459	$32,221	$15,031	$7,470
Net realized gain (loss)	2,451	770,984	(3,248)	711,734	295,862	45,591	53,316
Net change in unrealized appreciation
(depreciation)	16,757	854,667	4,727	1,743,639	425,723	46,149	109,162
Change in net assets from operations	20,747	1,635,426	6,541	2,579,832	753,806	106,771	169,948
Share transactions[1]
Proceeds from the sale of shares
Class A	69,130	1,964,375	56,328	3,040,326	395,936	375,998	114,128
Class I	2,786	322,578	3,782	2,173	13,548	8,351	4,991
Proceeds in connection with acquisition
Class A	—	—	—	—	—	—	376,153
Class I	—	—	—	—	—	—	7,959
Cost of shares redeemed
Class A	(67,618)	(2,494,998)	(70,243)	(3,925,646)	(1,371,353)	(296,061)	(220,044)
Class I	(2,074)	(67,997)	(6,679)	(2,385)	(23,380)	(8,900)	(6,307)
Change in net assets from
share transactions	2,224	(276,042)	(16,812)	(885,532)	(985,249)	79,388	276,880
Change in net assets	22,971	1,359,384	(10,271)	1,694,300	(231,443)	186,159	446,828
Net assets beginning of year	139,235	8,354,708	203,581	15,403,059	5,134,376	565,270	451,334
Net assets end of year	$162,206	$9,714,092	$193,310	$17,097,359	$4,902,933	$751,429	$898,162

[1]Share transactions
Shares sold
Class A	4,089	24,296	3,931	61,918	15,363	15,464	2,123
Class I	159	5,498	256	41	518	333	105
Shares issued in connection with acquisition
Class A	—	—	—	—	—	—	8,679
Class I	—	—	—	—	—	—	171
Shares redeemed
Class A	(3,976)	(30,842)	(4,924)	(79,687)	(52,872)	(12,325)	(4,333)
Class I	(119)	(1,237)	(457)	(45)	(884)	(357)	(122)
Change in shares
Class A	113	(6,546)	(993)	(17,769)	(37,509)	3,139	6,469
Class I	40	4,261	(201)	(4)	(366)	(24)	154
Purchases and sales of long term
investments
Purchase of securities	$56,072	$973,046	$23,898	$434,481	$91,233	$288,064	$386,648 (a)
Proceeds from sales of securities	$52,286	$1,210,858	$34,606	$1,138,995	$1,065,144	$189,463	$118,595

(a)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
Operations
Net investment income (loss)	$21,812	$322	$1,182	$3,239	$10,751	$1,519	$2,598
Net realized gain (loss)	167,034	1,446	6,955	48,644	112,764	4,141	25,932
Net change in unrealized appreciation
(depreciation)	(79,410)	(1,318)	(885)	3,273	(15,637)	1,056	10,274
Change in net assets from operations	109,436	450	7,252	55,156	107,878	6,716	38,804
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(172,892)	—	—
Class I	—	—	—	—	(45,667)	—	—
Total distributions to shareholders	—	—	—	—	(218,559)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	201,970	6,426	18,423	90,541	92,152	13,053	67,524
Class I	61,045	—	11,008	5,451	44,486	—	—
Reinvestment of distributions
Class A	—	—	—	—	172,892	—	—
Class I	—	—	—	—	45,667	—	—
Cost of shares redeemed
Class A	(449,194)	(5,174)	(5,531)	(192,273)	(299,982)	(12,686)	(41,538)
Class I	(47,461)	—	(81,162)	(5,403)	(433,792)	—	—
Change in net assets from
share transactions	(233,640)	1,252	(57,262)	(101,684)	(378,577)	367	25,986
Change in net assets	(124,204)	1,702	(50,010)	(46,528)	(489,258)	7,083	64,790
Net assets beginning of year	2,031,639	16,537	126,604	471,190	1,308,037	38,103	52,865
Net assets end of year	$1,907,435	$18,239	$76,594	$424,662	$818,779	$45,186	$117,655

[1]Share transactions
Shares sold
Class A	9,649	472	1,677	3,216	7,372	719	3,910
Class I	2,709	—	1,009	189	3,696	—	—
Reinvestment of distributions
Class A	—	—	—	—	16,802	—	—
Class I	—	—	—	—	4,345	—	—
Shares redeemed
Class A	(21,418)	(389)	(502)	(6,897)	(23,785)	(699)	(2,424)
Class I	(2,153)	—	(7,256)	(185)	(32,744)	—	—
Change in shares
Class A	(11,769)	83	1,175	(3,681)	389	20	1,486
Class I	556	—	(6,247)	4	(24,703)	—	—
Purchases and sales of long term
investments
Purchase of securities	$440,366	$10,149	$114,239	$123,015	$711,265	$30,416	$58,966
Proceeds from sales of securities	$648,071	$8,556	$170,038	$220,338	$1,293,930	$27,307	$39,164

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund
Operations
Net investment income (loss)	$46,444	$44,092	$79,763	$36,131	$39,014	$98,683	$12,044
Net realized gain (loss)	11,768	316,868	33,182	(10,058)	20,717	(5,231)	3,151
Net change in unrealized appreciation
(depreciation)	27,078	211,630	55,797	42,553	23,346	19,112	3,572
Change in net assets from operations	85,290	572,590	168,742	68,626	83,077	112,564	18,767
Share transactions[1]
Proceeds from the sale of shares
Class A	165,040	918,391	426,602	125,786	240,833	150,848	19,369
Class I	28,014	457,610	214,382	26,576	72,686	83,408	21,760
Proceeds in connection with acquisition
Class A	340,221	—	—	—	—	—	—
Class I	4,405	—	—	—	—	—	—
Cost of shares redeemed
Class A	(232,248)	(621,273)	(307,079)	(173,217)	(311,379)	(319,427)	(4,895)
Class I	(20,194)	(219,280)	(129,160)	(126,836)	(55,490)	(135,123)	(164,114)
Change in net assets from
share transactions	285,238	535,448	204,745	(147,691)	(53,350)	(220,294)	(127,880)
Change in net assets	370,528	1,108,038	373,487	(79,065)	29,727	(107,730)	(109,113)
Net assets beginning of year	705,142	2,718,001	1,513,839	869,004	1,081,756	1,429,788	295,591
Net assets end of year	$1,075,670	$3,826,039	$1,887,326	$789,939	$1,111,483	$1,322,058	$186,478

[1]Share transactions
Shares sold
Class A	(5,469)	25,574	34,209	9,777	20,012	8,728	1,789
Class I	1,756	12,002	16,370	2,027	5,774	3,982	2,013
Shares issued in connection with acquisition
Class A	43,691	—	—	—	—	—	—
Class I	553	—	—	—	—	—	—
Shares redeemed
Class A	(17,275)	(17,098)	(24,875)	(13,522)	(25,849)	(18,529)	(452)
Class I	(1,468)	(5,816)	(10,207)	(9,602)	(4,450)	(6,418)	(15,043)
Change in shares
Class A	20,947	8,476	9,334	(3,745)	(5,837)	(9,801)	1,337
Class I	841	6,186	6,163	(7,575)	1,324	(2,436)	(13,030)
Purchases and sales of long term
investments
Purchase of securities	$1,059,085	$3,026,713	$351,257	$167,052	$266,301	$922,745	$158,212
Purchase of U.S. Government securities	185,764 (a)	—	45,246 (b)	30,997 (c)	461,480 (d)	—	18,125
Total purchases	$1,244,849 (e)	$3,026,713	$396,503	$198,049	$727,781	$922,745	$176,337
Proceeds from sales of securities	$733,816	$2,484,095	$575,298	$284,461	$248,622	$1,101,050	$267,380
Proceeds from sales of U.S. Government
securities	186,619 (a)	—	88,490 (b)	94,447 (c)	399,504 (d)	—	27,284
Total proceeds from sales	$920,435	$2,484,095	$663,788	$378,908	$648,126	$1,101,050	$294,664
Securities sold short covers	$—	$—	$54,407	$50,453	$119,110	$—	$—
Securities sold short proceeds	$—	$—	$54,725	$50,673	$139,231	$—	$—

(a)	Amounts exclude $1,866,838 and $1,792,239 of purchases and sales, respectively, of dollar roll transaction securities.
(b)	Amounts exclude $14,787,256 and $14,596,105 of purchases and sales, respectively, of dollar roll transaction securities.
(c)	Amounts exclude $1,346,772 and $1,433,974 of purchases and sales, respectively, of dollar roll transaction securities.
(d)	Amounts exclude $2,389,890 and $2,390,379 of purchases and sales, respectively, of dollar roll transaction securities.
(e)	Amount includes securities acquired as part of a fund acquisition. See Note 10 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund
Operations
Net investment income (loss)	$61,449	$3,811	$27,640	$9,921	$2,107	$240,395	$(37,028)
Net realized gain (loss)	(4,014)	30,164	304,071	35,650	33,397	1,815,128	2,318,535
Net change in unrealized appreciation
(depreciation)	40,024	(9,757)	(14,648)	36,024	79,831	(479,033)	(904,556)
Change in net assets from operations	97,459	24,218	317,063	81,595	115,335	1,576,490	1,376,951
Share transactions[1]
Proceeds from the sale of shares
Class A	86,733	66,383	125,089	89,061	353,733	2,036,371	861,370
Class I	69,802	1,885	4,291	1,658	265,583	71,377	129,031
Cost of shares redeemed
Class A	(156,656)	(120,918)	(504,296)	(109,512)	(96,215)	(2,957,450)	(2,531,742)
Class I	(237,845)	(2,952)	(6,605)	(2,619)	(204,138)	(239,009)	(529,193)
Change in net assets from
share transactions	(237,966)	(55,602)	(381,521)	(21,412)	318,963	(1,088,711)	(2,070,534)
Change in net assets	(140,507)	(31,384)	(64,458)	60,183	434,298	487,779	(693,583)
Net assets beginning of year	1,504,498	408,022	2,141,574	527,340	528,273	14,329,699	10,209,614
Net assets end of year	$1,363,991	$376,638	$2,077,116	$587,523	$962,571	$14,817,478	$9,516,031

[1]Share transactions
Shares sold
Class A	6,487	6,829	4,849	4,538	33,736	69,012	9,058
Class I	5,128	195	162	82	25,521	2,362	1,254
Shares redeemed
Class A	(11,736)	(12,420)	(19,361)	(5,538)	(9,098)	(100,357)	(26,333)
Class I	(17,519)	(305)	(248)	(131)	(18,893)	(8,046)	(5,047)
Change in shares
Class A	(5,249)	(5,591)	(14,512)	(1,000)	24,638	(31,345)	(17,275)
Class I	(12,391)	(110)	(86)	(49)	6,628	(5,684)	(3,793)
Purchases and sales of long term
investments
Purchase of securities	$1,097,324	$100,636	$847,395	$195,600	$999,523	$10,720,936	$3,274,194
Purchase of U.S. Government securities	399,698 (a)	—	—	108,327	—	6,446,803	—
Total purchases	$1,497,022	$100,636	$847,395	$303,927	$999,523	$17,167,739	$3,274,194
Proceeds from sales of securities	$1,634,102	$151,652	$1,205,820	$230,215	$679,585	$12,164,220	$5,353,038
Proceeds from sales of U.S. Government
securities	63,769 (a)	—	—	96,521	—	6,229,764	—
Total proceeds from sales	$1,697,871	$151,652	$1,205,820	$326,736	$679,585	$18,393,984	$5,353,038
Securities sold short covers	$—	$—	$—	$—	$—	$49,420	$—
Securities sold short proceeds	$—	$—	$—	$—	$—	$54,584	$—

(a)	Amounts exclude $25,650 and $32,905 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund
Operations
Net investment income (loss)	$(12,770)	$43,907	$30,160	$44,963	$15	$2,577	$932
Net realized gain (loss)	551,329	(683)	6,590	354,814	941	118,923	1,220
Net change in unrealized appreciation
(depreciation)	(400,484)	14,514	(5,871)	106,829	(91)	252,279	1,210
Change in net assets from operations	138,075	57,738	30,879	506,606	865	373,779	3,362
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(67,810)	—
Class I	—	—	—	—	—	(67,391)	—
Total distributions to shareholders	—	—	—	—	—	(135,201)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	466,508	326,932	59,165	409,368	16,548	558,794	10,276
Class I	16,456	8,299	38,237	100,884	—	284,584	684
Reinvestment of distributions
Class A	—	—	—	—	—	67,810	—
Class I	—	—	—	—	—	67,391	—
Cost of shares redeemed
Class A	(1,180,471)	(405,910)	(68,766)	(844,807)	(11,619)	(392,073)	(16,190)
Class I	(183,161)	(18,739)	(268,134)	(586,443)	—	(406,418)	(652)
Change in net assets from
share transactions	(880,668)	(89,418)	(239,498)	(920,998)	4,929	180,088	(5,882)
Change in net assets	(742,593)	(31,680)	(208,619)	(414,392)	5,794	418,666	(2,520)
Net assets beginning of year	5,138,704	1,116,602	466,599	4,474,330	5,630	1,764,545	49,972
Net assets end of year	$4,396,111	$1,084,922	$257,980	$4,059,938	$11,424	$2,183,211	$47,452

[1]Share transactions
Shares sold
Class A	5,906	28,871	4,606	13,799	1,607	32,975	757
Class I	194	715	2,959	3,156	—	16,631	49
Reinvestment of distributions
Class A	—	—	—	—	—	4,186	—
Class I	—	—	—	—	—	4,077	—
Shares redeemed
Class A	(14,846)	(35,863)	(5,366)	(28,292)	(1,180)	(23,261)	(1,199)
Class I	(2,100)	(1,619)	(20,200)	(17,954)	—	(23,816)	(47)
Change in shares
Class A	(8,940)	(6,992)	(760)	(14,493)	427	13,900	(442)
Class I	(1,906)	(904)	(17,241)	(14,798)	—	(3,108)	2
Purchases and sales of long term
investments
Purchase of securities	$1,531,251	$523,130	$311,068	$2,442,071	$19,111	$622,524	$98,678
Purchase of U.S. Government securities	—	582,076	—	—	—	—	—
Total purchases	$1,531,251	$1,105,206	$311,068	$2,442,071	$19,111	$622,524	$98,678
Proceeds from sales of securities	$2,439,809	$557,394	$526,126	$3,296,117	$14,379	$618,116	$101,157
Proceeds from sales of U.S. Government
securities	—	600,208	—	—	—	—	—
Total proceeds from sales	$2,439,809	$1,157,602	$526,126	$3,296,117	$14,379	$618,116	$101,157
Securities sold short covers	$—	$—	$—	$—	$—	$—	$25,502
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$27,508

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2025

	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$7,349	$149,052	$17,169	$11,454	$16,548
Net realized gain (loss)	60,387	1,311,769	133,428	31,080	111,677
Net change in unrealized appreciation
(depreciation)	142,294	(131,482)	(127)	6,977	13,328
Change in net assets from operations	210,030	1,329,339	150,470	49,511	141,553
Distributions to shareholders
From distributable earnings
Class A	(3,117)	—	—	—	—
Class I	(3,827)	—	—	—	—
Total distributions to shareholders	(6,944)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	55,270	819,346	90,018	36,609	71,359
Class I	40,346	13,124	79,157	758	16,390
Reinvestment of distributions
Class A	3,117	—	—	—	—
Class I	3,827	—	—	—	—
Cost of shares redeemed
Class A	(145,794)	(1,983,076)	(187,687)	(147,791)	(182,617)
Class I	(138,126)	(17,575)	(243,991)	(1,220)	(137,947)
Change in net assets from
share transactions	(181,360)	(1,168,181)	(262,503)	(111,644)	(232,815)
Change in net assets	21,726	161,158	(112,033)	(62,133)	(91,262)
Net assets beginning of year	975,734	9,170,351	1,033,836	597,902	1,063,500
Net assets end of year	$997,460	$9,331,509	$921,803	$535,769	$972,238

[1]Share transactions
Shares sold
Class A	4,548	20,277	4,389	3,474	1,919
Class I	3,028	308	3,689	71	422
Reinvestment of distributions
Class A	239	—	—	—	—
Class I	272	—	—	—	—
Shares redeemed
Class A	(11,976)	(49,169)	(9,111)	(14,039)	(4,915)
Class I	(10,505)	(420)	(11,536)	(112)	(3,413)
Change in shares
Class A	(7,189)	(28,892)	(4,722)	(10,565)	(2,996)
Class I	(7,205)	(112)	(7,847)	(41)	(2,991)
Purchases and sales of long term
investments
Purchase of securities	$842,829	$5,271,637	$632,965	$661,103	$430,226
Purchase of U.S. Government securities	—	2,496,210 (a)	—	—	—
Total purchases	$842,829	$7,767,847	$632,965	$661,103	$430,226
Proceeds from sales of securities	$1,020,578	$6,260,396	$872,883	$753,710	$639,487
Proceeds from sales of U.S. Government
securities	—	2,503,775 (a)	—	—	—
Total proceeds from sales	$1,020,578	$8,764,171	$872,883	$753,710	$639,487
Securities sold short covers	$—	$1,399,324	$—	$—	$—
Securities sold short proceeds	$—	$1,441,871	$—	$—	$—

(a)	Amounts exclude $2,373,785 and $2,373,825 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$56,110	$17,293	$12,597	$6,057	$11,655	$4,134	$2,221
Net realized gain (loss)	146,840	(6,908)	4,355	(4,930)	44,136	15,697	209,251
Net change in unrealized appreciation
(depreciation)	251,405	(8,332)	21,812	(11,810)	66,094	(6,487)	1,389,049
Change in net assets from operations	454,355	2,053	38,764	(10,683)	121,885	13,344	1,600,521
Share transactions[1]
Proceeds from the sale of shares
Class A	550,276	219,437	83,894	42,195	196,165	88,851	1,434,408
Class I	16,553	9,349	2,090	1,580	7,015	4,316	42,899
Cost of shares redeemed
Class A	(582,996)	(122,240)	(78,725)	(75,372)	(211,690)	(161,464)	(1,266,776)
Class I	(14,850)	(3,977)	(1,780)	(1,404)	(7,769)	(5,217)	(34,817)
Change in net assets from
share transactions	(31,017)	102,569	5,479	(33,001)	(16,279)	(73,514)	175,714
Change in net assets	423,338	104,622	44,243	(43,684)	105,606	(60,170)	1,776,235
Net assets beginning of year	2,846,320	362,006	390,530	345,565	923,708	674,679	5,090,432
Net assets end of year	$3,269,658	$466,628	$434,773	$301,881	$1,029,314	$614,509	$6,866,667

[1]Share transactions
Shares sold
Class A	32,005	23,508	6,027	4,215	7,355	4,685	24,909
Class I	924	1,004	147	153	258	224	734
Shares redeemed
Class A	(33,937)	(13,192)	(5,615)	(7,503)	(7,932)	(8,527)	(22,187)
Class I	(820)	(427)	(124)	(136)	(283)	(269)	(598)
Change in shares
Class A	(1,932)	10,316	412	(3,288)	(577)	(3,842)	2,722
Class I	104	577	23	17	(25)	(45)	136

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$78,478	$10,666	$12,625	$44,890	$(5,005)	$(4,765)	$67,735
Net realized gain (loss)	740,093	22,751	46,958	121,196	(5,325)	(18,617)	18,871
Net change in unrealized appreciation
(depreciation)	1,551,327	14,150	28,167	507,609	17,845	70,936	(12,162)
Change in net assets from operations	2,369,898	47,567	87,750	673,695	7,515	47,554	74,444
Share transactions[1]
Proceeds from the sale of shares
Class A	1,455,564	143,292	151,551	470,205	190,414	98,333	224,742
Class I	44,204	5,990	7,398	17,195	9,655	5,128	14,523
Cost of shares redeemed
Class A	(2,443,056)	(337,802)	(344,374)	(908,821)	(213,236)	(209,213)	(526,255)
Class I	(51,350)	(6,120)	(11,237)	(12,826)	(6,601)	(5,953)	(16,974)
Change in net assets from
share transactions	(994,638)	(194,640)	(196,662)	(434,247)	(19,768)	(111,705)	(303,964)
Change in net assets	1,375,260	(147,073)	(108,912)	239,448	(12,253)	(64,151)	(229,520)
Net assets beginning of year	10,322,860	1,452,795	1,430,164	3,759,720	1,030,620	842,376	2,298,755
Net assets end of year	$11,698,120	$1,305,722	$1,321,252	$3,999,168	$1,018,367	$778,225	$2,069,235

[1]Share transactions
Shares sold
Class A	32,188	8,632	8,631	11,847	16,582	8,568	13,942
Class I	968	352	411	425	797	443	855
Shares redeemed
Class A	(53,871)	(20,201)	(19,590)	(22,821)	(18,535)	(18,104)	(32,548)
Class I	(1,104)	(356)	(623)	(313)	(546)	(507)	(990)
Change in shares
Class A	(21,683)	(11,569)	(10,959)	(10,974)	(1,953)	(9,536)	(18,606)
Class I	(136)	(4)	(212)	112	251	(64)	(135)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(15,557)	$(11,574)	$1,558	$1,006	$7,274	$5,035	$10,383
Net realized gain (loss)	53,906	17,318	137,739	13,698	239,598	147,065	350,917
Net change in unrealized appreciation
(depreciation)	392,249	189,575	27,748	16,547	58,843	140	(32,020)
Change in net assets from operations	430,598	195,319	167,045	31,251	305,715	152,240	329,280
Share transactions[1]
Proceeds from the sale of shares
Class A	418,745	380,766	126,804	78,428	173,879	120,847	157,145
Class I	21,275	21,298	2,792	861	4,442	1,164	2,599
Cost of shares redeemed
Class A	(779,260)	(659,053)	(315,992)	(143,838)	(600,852)	(439,853)	(723,694)
Class I	(22,460)	(20,135)	(2,980)	(629)	(3,662)	(4,464)	(2,918)
Change in net assets from
share transactions	(361,700)	(277,124)	(189,376)	(65,178)	(426,193)	(322,306)	(566,868)
Change in net assets	68,898	(81,805)	(22,331)	(33,927)	(120,478)	(170,066)	(237,588)
Net assets beginning of year	3,364,594	2,606,033	1,458,731	591,084	3,025,570	2,119,079	3,808,140
Net assets end of year	$3,433,492	$2,524,228	$1,436,400	$557,157	$2,905,092	$1,949,013	$3,570,552

[1]Share transactions
Shares sold
Class A	12,246	13,997	6,268	5,555	8,619	7,004	8,141
Class I	596	748	138	58	216	67	132
Shares redeemed
Class A	(22,819)	(24,316)	(15,659)	(10,214)	(29,762)	(25,496)	(37,560)
Class I	(634)	(707)	(144)	(44)	(179)	(255)	(148)
Change in shares
Class A	(10,573)	(10,319)	(9,391)	(4,659)	(21,143)	(18,492)	(29,419)
Class I	(38)	41	(6)	14	37	(188)	(16)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective financial statements.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/JPMorgan Managed Aggressive Growth Fund	JNL/JPMorgan Managed Conservative Fund	JNL/JPMorgan Managed Growth Fund	JNL/JPMorgan Managed Moderate Fund	JNL/JPMorgan Managed Moderate Growth Fund	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Allocation Fund(a)
Operations
Net investment income (loss)	$(176)	$(2,256)	$(2,329)	$(3,818)	$(5,362)	$54,804	$37
Net realized gain (loss)	384,885	42,603	668,072	141,989	452,684	196,219	31
Net change in unrealized appreciation
(depreciation)	(97,551)	(5,508)	(153,062)	(9,285)	(69,141)	208,574	(111)
Change in net assets from operations	287,158	34,839	512,681	128,886	378,181	459,597	(43)
Share transactions[1]
Proceeds from the sale of shares
Class A	152,909	57,362	227,563	62,245	149,043	505,733	3,952
Class I	2,809	646	4,070	307	1,313	6,325	1
Cost of shares redeemed
Class A	(507,590)	(194,100)	(972,841)	(378,598)	(810,399)	(768,674)	(27)
Class I	(3,678)	(523)	(6,569)	(663)	(2,864)	(13,453)	—
Change in net assets from
share transactions	(355,550)	(136,615)	(747,777)	(316,709)	(662,907)	(270,069)	3,926
Change in net assets	(68,392)	(101,776)	(235,096)	(187,823)	(284,726)	189,528	3,883
Net assets beginning of year	2,190,820	787,561	4,356,442	1,908,466	4,092,904	3,691,045	—
Net assets end of year	$2,122,428	$685,785	$4,121,346	$1,720,643	$3,808,178	$3,880,573	$3,883

[1]Share transactions
Shares sold
Class A	4,029	3,708	7,442	3,104	5,851	19,051	399
Class I	72	41	130	15	52	234	—
Shares redeemed
Class A	(13,263)	(12,418)	(31,616)	(18,800)	(31,771)	(28,961)	(3)
Class I	(96)	(33)	(211)	(33)	(112)	(501)	—
Change in shares
Class A	(9,234)	(8,710)	(24,174)	(15,696)	(25,920)	(9,910)	396
Class I	(24)	8	(81)	(18)	(60)	(267)	—

(a)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund	JNL Growth ETF Allocation Fund	JNL Moderate ETF Allocation Fund	JNL Moderate Growth ETF Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund
Operations
Net investment income (loss)	$48,966	$5,863	$5,230	$6,765	$34,649	$13,736	$19,527
Net realized gain (loss)	71,467	28,845	6,950	23,118	(17,564)	8,138	23,592
Net change in unrealized appreciation
(depreciation)	110,131	1,767	1,098	(1,687)	215,467	17,185	43,854
Change in net assets from operations	230,564	36,475	13,278	28,196	232,552	39,059	86,973
Distributions to shareholders
From distributable earnings
Class A	—	(8,270)	(4,805)	(8,918)	—	—	—
Class I	—	(254)	(224)	(273)	—	—	—
Total distributions to shareholders	—	(8,524)	(5,029)	(9,191)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	154,463	50,754	26,736	38,755	193,574	72,391	94,772
Class I	4,321	2,478	997	1,719	8,180	6,214	4,044
Reinvestment of distributions
Class A	—	8,270	4,805	8,918	—	—	—
Class I	—	254	224	273	—	—	—
Cost of shares redeemed
Class A	(459,241)	(74,672)	(44,589)	(71,118)	(439,950)	(118,820)	(172,812)
Class I	(3,839)	(2,172)	(2,369)	(2,345)	(13,433)	(3,863)	(7,749)
Change in net assets from
share transactions	(304,296)	(15,088)	(14,196)	(23,798)	(251,629)	(44,078)	(81,745)
Change in net assets	(73,732)	12,863	(5,947)	(4,793)	(19,077)	(5,019)	5,228
Net assets beginning of year	2,495,306	334,013	203,265	324,813	2,061,212	556,491	933,097
Net assets end of year	$2,421,574	$346,876	$197,318	$320,020	$2,042,135	$551,472	$938,325

[1]Share transactions
Shares sold
Class A	7,153	3,156	2,180	2,769	12,337	5,590	6,626
Class I	196	155	82	121	507	473	275
Reinvestment of distributions
Class A	—	491	381	612	—	—	—
Class I	—	15	18	19	—	—	—
Shares redeemed
Class A	(21,171)	(4,672)	(3,648)	(5,089)	(27,970)	(9,157)	(12,086)
Class I	(178)	(135)	(188)	(162)	(841)	(288)	(523)
Change in shares
Class A	(14,018)	(1,025)	(1,087)	(1,708)	(15,633)	(3,567)	(5,460)
Class I	18	35	(88)	(22)	(334)	185	(248)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL Bond Index Fund	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund
Operations
Net investment income (loss)	$36,892	$20,044	$64,974	$48,932	$40,240	$4,604	$13,614
Net realized gain (loss)	(14,873)	(12,773)	58,259	104,660	44,374	48,917	5,151
Net change in unrealized appreciation
(depreciation)	(9,449)	44,802	(37,117)	293,056	124,667	23,600	6,498
Change in net assets from operations	12,570	52,073	86,116	446,648	209,281	77,121	25,263
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(6,349)
Class I	—	—	(88,051)	—	—	—	(8,138)
Total distributions to shareholders	—	—	(88,051)	—	—	—	(14,487)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	—	24,793	54,623
Class I	210,226	104,529	244,743	445,085	405,916	258,091	368,944
Reinvestment of distributions
Class A	—	—	—	—	—	—	6,349
Class I	—	—	88,051	—	—	—	8,138
Cost of shares redeemed
Class A	—	—	—	—	—	(50,101)	(149,897)
Class I	(228,109)	(220,457)	(556,323)	(818,774)	(691,854)	(502,988)	(110,970)
Change in net assets from
share transactions	(17,883)	(115,928)	(223,529)	(373,689)	(285,938)	(270,205)	177,187
Change in net assets	(5,313)	(63,855)	(225,464)	72,959	(76,657)	(193,084)	187,963
Net assets beginning of year	1,039,960	844,712	2,305,357	3,371,284	2,610,779	994,241	932,828
Net assets end of year	$1,034,647	$780,857	$2,079,893	$3,444,243	$2,534,122	$801,157	$1,120,791

[1]Share transactions
Shares sold
Class A	—	—	—	—	—	2,029	6,264
Class I	22,667	12,096	23,849	38,848	38,419	20,139	39,690
Reinvestment of distributions
Class A	—	—	—	—	—	—	708
Class I	—	—	8,692	—	—	—	906
Shares redeemed
Class A	—	—	—	—	—	(4,086)	(17,089)
Class I	(24,557)	(25,325)	(54,023)	(71,581)	(65,719)	(40,245)	(12,741)
Change in shares
Class A	—	—	—	—	—	(2,057)	(10,117)
Class I	(1,890)	(13,229)	(21,482)	(32,733)	(27,300)	(20,106)	27,855

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL Multi-Manager Floating Rate Income Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund
Operations
Net investment income (loss)	$105,546	$10,242	$7,567	$(9,182)	$6,941	$2,668	$5,772
Net realized gain (loss)	(24,755)	6,913	126,299	155,349	160,553	133,067	6,898
Net change in unrealized appreciation
(depreciation)	10,589	16,872	(34,918)	68,305	(1,834)	57,102	84,057
Change in net assets from operations	91,380	34,027	98,948	214,472	165,660	192,837	96,727
Distributions to shareholders
From distributable earnings
Class A	—	(15,433)	—	—	—	—	—
Class I	—	(10,264)	—	—	—	—	—
Total distributions to shareholders	—	(25,697)	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	204,524	60,900	73,348	276,960	290,475	6,352	—
Class I	7,293	25,291	63,221	229,864	143,742	826,452	136,066
Proceeds in connection with acquisition
Class A	—	—	—	—	—	6,226	—
Reinvestment of distributions
Class A	—	15,433	—	—	—	—	—
Class I	—	10,264	—	—	—	—	—
Cost of shares redeemed
Class A	(407,902)	(110,923)	(126,318)	(540,534)	(359,133)	(986)	—
Class I	(9,693)	(39,207)	(431,767)	(109,844)	(145,286)	(347,783)	(109,936)
Change in net assets from
share transactions	(205,778)	(38,242)	(421,516)	(143,554)	(70,202)	490,261	26,130
Change in net assets	(114,398)	(29,912)	(322,568)	70,918	95,458	683,098	122,857
Net assets beginning of year	1,213,763	684,027	1,534,930	2,330,350	1,793,748	434,674	376,254
Net assets end of year	$1,099,365	$654,115	$1,212,362	$2,401,268	$1,889,206	$1,117,772	$499,111

[1]Share transactions
Shares sold
Class A	16,022	5,392	3,697	6,912	14,008	375	—
Class I	561	2,188	3,096	5,081	6,500	54,735	5,656
Shares issued in connection with acquisition
Class A	—	—	—	—	—	396	—
Reinvestment of distributions
Class A	—	1,356	—	—	—	—	—
Class I	—	892	—	—	—	—	—
Shares redeemed
Class A	(31,835)	(9,828)	(6,379)	(13,391)	(17,330)	(61)	—
Class I	(744)	(3,406)	(21,447)	(2,459)	(6,722)	(23,159)	(4,546)
Change in shares
Class A	(15,813)	(3,080)	(2,682)	(6,479)	(3,322)	710	—
Class I	(183)	(326)	(18,351)	2,622	(222)	31,576	1,110

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund
Operations
Net investment income (loss)	$(26)	$3,961	$62,136	$18,171	$(11,462)	$45,959
Net realized gain (loss)	740	24,190	202,890	(22,309)	649,141	182,201
Net change in unrealized appreciation
(depreciation)	360	31,056	(12,147)	(27,595)	664,982	(136,411)
Change in net assets from operations	1,074	59,207	252,879	(31,733)	1,302,661	91,749
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(62,900)
Class I	—	—	—	—	—	(121,226)
Total distributions to shareholders	—	—	—	—	—	(184,126)
Share transactions[1]
Proceeds from the sale of shares
Class A	6,003	69,563	129,439	128,602	808,992	115,619
Class I	404	2,358	4,094	3,855	84,561	405,752
Reinvestment of distributions
Class A	—	—	—	—	—	62,900
Class I	—	—	—	—	—	121,226
Cost of shares redeemed
Class A	(3,911)	(126,957)	(577,642)	(302,306)	(1,187,930)	(281,316)
Class I	(523)	(3,248)	(6,315)	(110,211)	(552,558)	(291,134)
Change in net assets from
share transactions	1,973	(58,284)	(450,424)	(280,060)	(846,935)	133,047
Change in net assets	3,047	923	(197,545)	(311,793)	455,726	40,670
Net assets beginning of year	19,026	393,411	2,813,659	1,023,937	4,377,544	1,889,731
Net assets end of year	$22,073	$394,334	$2,616,114	$712,144	$4,833,270	$1,930,401

[1]Share transactions
Shares sold
Class A	518	4,324	7,464	9,903	9,893	5,820
Class I	36	144	229	294	989	19,698
Reinvestment of distributions
Class A	—	—	—	—	—	3,385
Class I	—	—	—	—	—	6,304
Shares redeemed
Class A	(342)	(7,764)	(33,106)	(23,374)	(14,438)	(14,266)
Class I	(47)	(196)	(351)	(8,871)	(6,213)	(13,960)
Change in shares
Class A	176	(3,440)	(25,642)	(13,471)	(4,545)	(5,061)
Class I	(11)	(52)	(122)	(8,577)	(5,224)	12,042

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/ClearBridge Large Cap Growth Fund	JNL/Cohen & Steers U.S. Realty Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Operations
Net investment income (loss)	$(1,099)	$3,032	$7,464	$9,865	$2,775	$136,952	$31,930
Net realized gain (loss)	266,011	13,730	6,225	176,302	28,836	(78,429)	(17,530)
Net change in unrealized appreciation
(depreciation)	167,331	(17,161)	(1,385)	76,091	20,616	9,554	27,000
Change in net assets from operations	432,243	(399)	12,304	262,258	52,227	68,077	41,400
Distributions to shareholders
From distributable earnings
Class A	—	(4,903)	(7,058)	—	—	—	—
Class I	—	(201)	(569)	—	—	—	—
Total distributions to shareholders	—	(5,104)	(7,627)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	390,415	43,521	77,466	181,727	186,937	227,726	28,742
Class I	86,968	10,660	9,712	22,079	12,444	125,289	75,239
Reinvestment of distributions
Class A	—	4,903	7,058	—	—	—	—
Class I	—	201	569	—	—	—	—
Cost of shares redeemed
Class A	(350,867)	(59,523)	(73,548)	(372,431)	(179,680)	(402,524)	(36,572)
Class I	(556,793)	(107,153)	(6,917)	(102,808)	(8,250)	(248,020)	(327,610)
Change in net assets from
share transactions	(430,277)	(107,391)	14,340	(271,433)	11,451	(297,529)	(260,201)
Change in net assets	1,966	(112,894)	19,017	(9,175)	63,678	(229,452)	(218,801)
Net assets beginning of year	1,615,693	209,968	306,472	1,355,611	597,776	3,023,120	557,007
Net assets end of year	$1,617,659	$97,074	$325,489	$1,346,436	$661,454	$2,793,668	$338,206

[1]Share transactions
Shares sold
Class A	15,367	4,275	6,634	6,688	14,770	17,823	2,423
Class I	3,378	1,112	814	768	967	8,865	6,326
Reinvestment of distributions
Class A	—	482	596	—	—	—	—
Class I	—	19	48	—	—	—	—
Shares redeemed
Class A	(13,551)	(5,968)	(6,265)	(13,718)	(14,466)	(31,422)	(3,074)
Class I	(20,729)	(11,593)	(584)	(3,329)	(646)	(17,680)	(26,829)
Change in shares
Class A	1,816	(1,211)	965	(7,030)	304	(13,599)	(651)
Class I	(17,351)	(10,462)	278	(2,561)	321	(8,815)	(20,503)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund	JNL/Dreyfus Government Money Market Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund
Operations
Net investment income (loss)	$81,704	$88,870	$131,881	$68,323	$14,806	$72,549	$69,112
Net realized gain (loss)	226,373	(21,091)	10	(13,850)	23,209	15,216	664,444
Net change in unrealized appreciation
(depreciation)	(77,904)	(13,124)	—	(24,166)	(8,483)	6,740	195,361
Change in net assets from operations	230,173	54,655	131,891	30,307	29,532	94,505	928,917
Distributions to shareholders
From distributable earnings
Class A	—	—	(125,250)	—	—	—	—
Class I	—	—	(6,631)	—	—	—	—
Total distributions to shareholders	—	—	(131,881)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	181,437	125,851	2,413,422	171,640	58,425	134,346	401,271
Class I	21,883	127,112	113,787	69,965	5,475	1,055	10,922
Reinvestment of distributions
Class A	—	—	125,250	—	—	—	—
Class I	—	—	6,631	—	—	—	—
Cost of shares redeemed
Class A	(589,177)	(174,668)	(2,714,006)	(190,280)	(157,506)	(337,789)	(1,345,443)
Class I	(190,958)	(327,553)	(240,277)	(139,153)	(192,259)	(2,658)	(12,274)
Change in net assets from
share transactions	(576,815)	(249,258)	(295,193)	(87,828)	(285,865)	(205,046)	(945,524)
Change in net assets	(346,642)	(194,603)	(295,183)	(57,521)	(256,333)	(110,541)	(16,607)
Net assets beginning of year	2,045,612	2,151,345	2,909,551	1,568,587	756,551	1,545,659	5,082,008
Net assets end of year	$1,698,970	$1,956,742	$2,614,368	$1,511,066	$500,218	$1,435,118	$5,065,401

[1]Share transactions
Shares sold
Class A	7,415	11,774	2,413,422	14,265	3,301	8,519	10,360
Class I	868	11,580	113,787	5,628	311	68	276
Reinvestment of distributions
Class A	—	—	125,250	—	—	—	—
Class I	—	—	6,631	—	—	—	—
Shares redeemed
Class A	(24,088)	(16,363)	(2,714,006)	(15,795)	(8,823)	(21,370)	(34,457)
Class I	(7,658)	(30,175)	(240,277)	(11,169)	(11,022)	(172)	(312)
Change in shares
Class A	(16,673)	(4,589)	(175,334)	(1,530)	(5,522)	(12,851)	(24,097)
Class I	(6,790)	(18,595)	(119,859)	(5,541)	(10,711)	(104)	(36)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/GQG Emerging Markets Equity Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Operations
Net investment income (loss)	$18,881	$15,244	$(1,316)	$(9,535)	$26,285	$3,883
Net realized gain (loss)	107,480	113,365	372,698	149,728	112,229	69,903
Net change in unrealized appreciation
(depreciation)	(84,851)	917	(115,059)	124,878	(57,531)	74,488
Change in net assets from operations	41,510	129,526	256,323	265,071	80,983	148,274
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	303,587	68,519	140,666	359,233	39,776	202,867
Class I	167,336	31,431	66,151	9,027	365	13,962
Reinvestment of distributions
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Cost of shares redeemed
Class A	(236,314)	(117,310)	(372,938)	(535,798)	(209,745)	(232,071)
Class I	(227,861)	(332,992)	(343,424)	(9,525)	(866)	(108,925)
Change in net assets from
share transactions	6,748	(350,352)	(509,545)	(177,063)	(170,470)	(124,167)
Change in net assets	48,258	(220,826)	(253,222)	88,008	(89,487)	24,107
Net assets beginning of year	833,665	1,035,509	1,669,483	1,704,176	1,004,255	884,345
Net assets end of year	$881,923	$814,683	$1,416,261	$1,792,184	$914,768	$908,452

[1]Share transactions
Shares sold
Class A	19,312	4,376	5,023	9,838	2,733	13,034
Class I	10,385	1,953	2,307	239	25	893
Reinvestment of distributions
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Shares redeemed
Class A	(15,006)	(7,481)	(13,188)	(14,991)	(14,359)	(14,862)
Class I	(14,264)	(19,920)	(11,499)	(254)	(58)	(6,978)
Change in shares
Class A	4,306	(3,105)	(8,165)	(5,153)	(11,626)	(1,828)
Class I	(3,879)	(17,967)	(9,192)	(15)	(33)	(6,085)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Quality Growth Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund
Operations
Net investment income (loss)	$(11,936)	$12	$37,873	$22,614	$5,013	$(547)	$32,949
Net realized gain (loss)	448,587	500	(12,097)	177,609	79,069	55,099	(2,037)
Net change in unrealized appreciation
(depreciation)	1,048	331	(11,911)	37,908	(77,947)	94,829	3,175
Change in net assets from operations	437,699	843	13,865	238,131	6,135	149,381	34,087
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(3,818)	(9,001)	(27,233)
Class I	—	—	—	—	(11,681)	(7,011)	(14,972)
Total distributions to shareholders	—	—	—	—	(15,499)	(16,012)	(42,205)
Share transactions[1]
Proceeds from the sale of shares
Class A	537,440	15,714	280,918	124,405	27,107	61,173	216,916
Class I	28,640	27,063	27,959	225,007	39,982	72,483	34,151
Reinvestment of distributions
Class A	—	—	—	—	3,819	9,001	27,233
Class I	—	—	—	—	11,681	7,011	14,972
Cost of shares redeemed
Class A	(751,373)	(595)	(316,663)	(240,336)	(31,294)	(132,839)	(213,612)
Class I	(190,084)	(2,769)	(308,363)	(328,405)	(70,660)	(112,996)	(142,914)
Change in net assets from
share transactions	(375,377)	39,413	(316,149)	(219,329)	(19,365)	(96,167)	(63,254)
Change in net assets	62,322	40,256	(302,284)	18,802	(28,729)	37,202	(71,372)
Net assets beginning of year	3,243,295	—	1,587,090	1,627,538	497,193	708,282	742,917
Net assets end of year	$3,305,617	$40,256	$1,284,806	$1,646,340	$468,464	$745,484	$671,545

[1]Share transactions
Shares sold
Class A	8,179	1,530	21,346	7,063	1,686	3,499	21,041
Class I	417	2,704	1,988	12,728	2,465	4,221	3,286
Reinvestment of distributions
Class A	—	—	—	—	245	470	2,740
Class I	—	—	—	—	746	361	1,497
Shares redeemed
Class A	(11,434)	(57)	(24,137)	(13,547)	(1,949)	(7,777)	(20,750)
Class I	(2,744)	(270)	(22,198)	(18,154)	(4,319)	(6,356)	(13,869)
Change in shares
Class A	(3,255)	1,473	(2,791)	(6,484)	(18)	(3,808)	3,031
Class I	(2,327)	2,434	(20,210)	(5,426)	(1,108)	(1,774)	(9,086)

(a)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund
Operations
Net investment income (loss)	$2,529	$5,099	$7,053	$16,119	$48,726	$15,509	$30,415
Net realized gain (loss)	48,824	161,083	12,855	122,895	214,890	96,881	248,909
Net change in unrealized appreciation
(depreciation)	170,594	155,069	30,160	35,236	(148,366)	242,582	(185,164)
Change in net assets from operations	221,947	321,251	50,068	174,250	115,250	354,972	94,160
Share transactions[1]
Proceeds from the sale of shares
Class A	537,289	185,477	112,661	182,635	481,421	385,487	412,184
Class I	9,783	9,699	2,532	7,452	11,909	9,791	11,675
Cost of shares redeemed
Class A	(425,593)	(513,145)	(166,221)	(338,511)	(881,012)	(485,573)	(908,976)
Class I	(8,281)	(13,012)	(4,502)	(11,715)	(14,739)	(10,732)	(13,691)
Change in net assets from
share transactions	113,198	(330,981)	(55,530)	(160,139)	(402,421)	(101,027)	(498,808)
Change in net assets	335,145	(9,730)	(5,462)	14,111	(287,171)	253,945	(404,648)
Net assets beginning of year	535,967	1,570,134	392,387	1,286,305	1,965,239	1,280,605	3,327,064
Net assets end of year	$871,112	$1,560,404	$386,925	$1,300,416	$1,678,068	$1,534,550	$2,922,416

[1]Share transactions
Shares sold
Class A	23,781	4,260	6,612	3,686	12,241	16,773	8,974
Class I	454	219	145	144	295	431	250
Shares redeemed
Class A	(18,878)	(12,022)	(9,832)	(6,798)	(22,849)	(22,161)	(19,676)
Class I	(401)	(295)	(264)	(228)	(367)	(479)	(291)
Change in shares
Class A	4,903	(7,762)	(3,220)	(3,112)	(10,608)	(5,388)	(10,702)
Class I	53	(76)	(119)	(84)	(72)	(48)	(41)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$2,259	$2,240	$1,568	$17,896	$4,788	$129,978	$40,114
Net realized gain (loss)	14,302	1,042,424	1,345	772,756	(2,912)	731,893	179,610
Net change in unrealized appreciation
(depreciation)	15,951	889,432	(5,432)	953,932	4,525	2,266,027	868,936
Change in net assets from operations	32,512	1,934,096	(2,519)	1,744,584	6,401	3,127,898	1,088,660
Share transactions[1]
Proceeds from the sale of shares
Class A	144,800	1,508,932	58,835	1,556,577	72,701	2,379,127	382,708
Class I	5,837	44,371	2,250	43,735	4,293	2,287	10,183
Cost of shares redeemed
Class A	(120,379)	(1,942,075)	(94,335)	(2,198,875)	(64,318)	(3,262,824)	(1,328,816)
Class I	(3,613)	(39,250)	(2,849)	(50,862)	(4,977)	(3,724)	(22,573)
Change in net assets from
share transactions	26,645	(428,022)	(36,099)	(649,425)	7,699	(885,134)	(958,498)
Change in net assets	59,157	1,506,074	(38,618)	1,095,159	14,100	2,242,764	130,162
Net assets beginning of year	225,166	5,659,986	177,853	7,259,549	189,481	13,160,295	5,004,214
Net assets end of year	$284,323	$7,166,060	$139,235	$8,354,708	$203,581	$15,403,059	$5,134,376

[1]Share transactions
Shares sold
Class A	7,135	27,435	3,461	22,686	5,154	56,000	17,138
Class I	284	770	129	936	307	52	443
Shares redeemed
Class A	(6,095)	(35,391)	(5,581)	(32,171)	(4,682)	(76,783)	(58,866)
Class I	(179)	(685)	(164)	(1,109)	(358)	(85)	(976)
Change in shares
Class A	1,040	(7,956)	(2,120)	(9,485)	472	(20,783)	(41,728)
Class I	105	85	(35)	(173)	(51)	(33)	(533)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar SMID Moat Focus Index Fund(a)	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund
Operations
Net investment income (loss)	$11,445	$5,171	$19,992	$269	$1,358	$3,318	$16,780
Net realized gain (loss)	(7,526)	7,317	230,640	2,945	4,767	25,943	196,626
Net change in unrealized appreciation
(depreciation)	91,265	58,925	793	(460)	3,880	43,289	(69,357)
Change in net assets from operations	95,184	71,413	251,425	2,754	10,005	72,550	144,049
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(64,509)
Class I	—	—	—	—	—	—	(46,042)
Total distributions to shareholders	—	—	—	—	—	—	(110,551)
Share transactions[1]
Proceeds from the sale of shares
Class A	305,270	79,205	231,428	5,206	2,658	213,730	173,862
Class I	10,122	2,705	123,042	—	135,587	4,764	116,286
Reinvestment of distributions
Class A	—	—	—	—	—	—	64,509
Class I	—	—	—	—	—	—	46,042
Cost of shares redeemed
Class A	(237,813)	(102,088)	(499,141)	(6,192)	(850)	(130,323)	(372,653)
Class I	(6,878)	(3,202)	(19,793)	—	(20,796)	(4,946)	(145,662)
Change in net assets from
share transactions	70,701	(23,380)	(164,464)	(986)	116,599	83,225	(117,616)
Change in net assets	165,885	48,033	86,961	1,768	126,604	155,775	(84,118)
Net assets beginning of year	399,385	403,301	1,944,678	14,769	—	315,415	1,392,155
Net assets end of year	$565,270	$451,334	$2,031,639	$16,537	$126,604	$471,190	$1,308,037

[1]Share transactions
Shares sold
Class A	14,722	1,915	11,626	397	241	8,708	13,350
Class I	473	63	5,586	—	13,520	187	8,834
Reinvestment of distributions
Class A	—	—	—	—	—	—	4,861
Class I	—	—	—	—	—	—	3,416
Shares redeemed
Class A	(11,946)	(2,465)	(25,165)	(498)	(75)	(5,229)	(28,453)
Class I	(355)	(76)	(960)	—	(1,940)	(196)	(10,614)
Change in shares
Class A	2,776	(550)	(13,539)	(101)	166	3,479	(10,242)
Class I	118	(13)	4,626	—	11,580	(9)	1,636

(a)	Period from commencement of operations April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund
Operations
Net investment income (loss)	$2,874	$2,068	$34,847	$37,531	$82,162	$38,710	$43,781
Net realized gain (loss)	4,389	12,108	(14,492)	219,606	(13,297)	(18,301)	(44,987)
Net change in unrealized appreciation
(depreciation)	(1,193)	(3,331)	17,774	96,092	2,004	8,821	33,121
Change in net assets from operations	6,070	10,845	38,129	353,229	70,869	29,230	31,915
Share transactions[1]
Proceeds from the sale of shares
Class A	11,217	75,972	141,102	634,701	338,478	121,689	131,263
Class I	1,726	—	12,428	442,627	48,120	245,874	29,528
Cost of shares redeemed
Class A	(16,706)	(64,879)	(162,538)	(511,230)	(246,961)	(142,053)	(273,798)
Class I	(84,768)	—	(22,728)	(102,223)	(200,501)	(270,044)	(241,190)
Change in net assets from
share transactions	(88,531)	11,093	(31,736)	463,875	(60,864)	(44,534)	(354,197)
Change in net assets	(82,461)	21,938	6,393	817,104	10,005	(15,304)	(322,282)
Net assets beginning of year	120,564	30,927	698,749	1,900,897	1,503,834	884,308	1,404,038
Net assets end of year	$38,103	$52,865	$705,142	$2,718,001	$1,513,839	$869,004	$1,081,756

[1]Share transactions
Shares sold
Class A	675	6,366	11,325	19,898	29,435	10,010	11,462
Class I	104	—	969	13,812	4,121	20,241	2,501
Shares redeemed
Class A	(1,011)	(5,279)	(13,067)	(16,173)	(21,438)	(11,690)	(23,922)
Class I	(5,071)	—	(1,770)	(3,077)	(17,146)	(21,845)	(20,153)
Change in shares
Class A	(336)	1,087	(1,742)	3,725	7,997	(1,680)	(12,460)
Class I	(4,967)	—	(801)	10,735	(13,025)	(1,604)	(17,652)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/PPM America High Yield Bond Fund	JNL/PPM America Investment Grade Credit Fund(a)	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund(b)
Operations
Net investment income (loss)	$100,879	$8,017	$68,600	$3,854	$28,527	$9,486	$441
Net realized gain (loss)	(3,522)	2,426	(12,273)	26,983	282,595	29,874	(220)
Net change in unrealized appreciation
(depreciation)	6,827	(460)	(24,938)	11,634	69,405	18,446	(4,878)
Change in net assets from operations	104,184	9,983	31,389	42,471	380,527	57,806	(4,657)
Share transactions[1]
Proceeds from the sale of shares
Class A	181,092	1,681	129,488	58,110	107,350	72,378	76,249
Class I	114,546	326,250	92,303	2,520	4,210	2,852	480,442
Cost of shares redeemed
Class A	(274,759)	(680)	(150,529)	(120,992)	(487,174)	(123,245)	(2,938)
Class I	(105,280)	(41,643)	(268,180)	(2,212)	(4,661)	(729)	(20,823)
Change in net assets from
share transactions	(84,401)	285,608	(196,918)	(62,574)	(380,275)	(48,744)	532,930
Change in net assets	19,783	295,591	(165,529)	(20,103)	252	9,062	528,273
Net assets beginning of year	1,410,005	—	1,670,027	428,125	2,141,322	518,278	—
Net assets end of year	$1,429,788	$295,591	$1,504,498	$408,022	$2,141,574	$527,340	$528,273

[1]Share transactions
Shares sold
Class A	11,323	160	10,169	6,302	4,712	4,046	7,595
Class I	5,825	32,178	7,041	273	183	157	48,039
Shares redeemed
Class A	(17,170)	(64)	(11,795)	(13,124)	(21,182)	(6,906)	(289)
Class I	(5,595)	(3,968)	(20,893)	(240)	(197)	(41)	(2,059)
Change in shares
Class A	(5,847)	96	(1,626)	(6,822)	(16,470)	(2,860)	7,306
Class I	230	28,210	(13,852)	33	(14)	116	45,980

(a)	Period from commencement of operations April 29, 2024.
(b)	Period from commencement of operations October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Growth Stock Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund
Operations
Net investment income (loss)	$288,040	$(33,795)	$(12,283)	$45,648	$35,268	$49,954	$84
Net realized gain (loss)	1,444,510	1,592,491	745,849	(6,669)	(22,322)	532,337	(1,365)
Net change in unrealized appreciation
(depreciation)	(98,733)	1,090,774	(252,779)	14,209	26,204	76,230	1,282
Change in net assets from operations	1,633,817	2,649,470	480,787	53,188	39,150	658,521	1
Share transactions[1]
Proceeds from the sale of shares
Class A	2,016,426	874,171	498,942	248,127	70,667	384,249	2,720
Class I	95,285	293,132	41,657	15,634	160,012	240,902	—
Cost of shares redeemed
Class A	(2,477,567)	(2,375,906)	(1,186,798)	(384,355)	(80,197)	(755,175)	(2,334)
Class I	(292,366)	(713,029)	(112,074)	(14,219)	(123,351)	(576,106)	—
Change in net assets from
share transactions	(658,222)	(1,921,632)	(758,273)	(134,813)	27,131	(706,130)	386
Change in net assets	975,595	727,838	(277,486)	(81,625)	66,281	(47,609)	387
Net assets beginning of year	13,354,104	9,481,776	5,416,190	1,198,227	400,318	4,521,939	5,243
Net assets end of year	$14,329,699	$10,209,614	$5,138,704	$1,116,602	$466,599	$4,474,330	$5,630

[1]Share transactions
Shares sold
Class A	76,015	10,646	6,440	23,075	5,897	14,072	338
Class I	3,523	3,372	505	1,409	13,470	8,198	—
Shares redeemed
Class A	(92,808)	(28,737)	(15,278)	(35,731)	(6,685)	(27,638)	(287)
Class I	(10,521)	(8,036)	(1,322)	(1,289)	(10,044)	(19,543)	—
Change in shares
Class A	(16,793)	(18,091)	(8,838)	(12,656)	(788)	(13,566)	51
Class I	(6,998)	(4,664)	(817)	120	3,426	(11,345)	—

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund
Operations
Net investment income (loss)	$3,584	$1,495	$6,173	$161,279	$23,454	$11,283
Net realized gain (loss)	125,473	(8,065)	39,222	993,916	68,980	35,240
Net change in unrealized appreciation
(depreciation)	(26,879)	9,779	(58,829)	96,611	39,504	(10,333)
Change in net assets from operations	102,178	3,209	(13,434)	1,251,806	131,938	36,190
Distributions to shareholders
From distributable earnings
Class A	(17,560)	—	(1,773)	—	—	—
Class I	(26,694)	—	(2,993)	—	—	—
Total distributions to shareholders	(44,254)	—	(4,766)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	213,220	20,798	48,208	758,851	81,907	50,449
Class I	314,316	579	345,785	10,179	26,869	1,306
Reinvestment of distributions
Class A	17,560	—	1,773	—	—	—
Class I	26,694	—	2,993	—	—	—
Cost of shares redeemed
Class A	(218,563)	(33,971)	(153,278)	(1,805,467)	(193,291)	(160,919)
Class I	(176,283)	(20,502)	(75,976)	(18,773)	(209,395)	(1,847)
Change in net assets from
share transactions	176,944	(33,096)	169,505	(1,055,210)	(293,910)	(111,011)
Change in net assets	234,868	(29,887)	151,305	196,596	(161,972)	(74,821)
Net assets beginning of year	1,529,677	79,859	824,429	8,973,755	1,195,808	672,723
Net assets end of year	$1,764,545	$49,972	$975,734	$9,170,351	$1,033,836	$597,902

[1]Share transactions
Shares sold
Class A	14,128	1,628	4,197	21,236	4,517	5,117
Class I	20,019	45	27,796	268	1,432	125
Reinvestment of distributions
Class A	1,133	—	154	—	—	—
Class I	1,692	—	242	—	—	—
Shares redeemed
Class A	(14,438)	(2,642)	(13,288)	(50,336)	(10,642)	(16,133)
Class I	(11,489)	(1,591)	(5,980)	(499)	(11,390)	(178)
Change in shares
Class A	823	(1,014)	(8,937)	(29,100)	(6,125)	(11,016)
Class I	10,222	(1,546)	22,058	(231)	(9,958)	(53)

See accompanying Notes to Financial Statements.

JNL Series Trust

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2024

JNL/WMC Value Fund
Operations
Net investment income (loss)	$20,835
Net realized gain (loss)	165,047
Net change in unrealized appreciation
(depreciation)	(46,738)
Change in net assets from operations	139,144
Share transactions[1]
Proceeds from the sale of shares
Class A	80,747
Class I	28,789
Cost of shares redeemed
Class A	(183,208)
Class I	(401,392)
Change in net assets from
share transactions	(475,064)
Change in net assets	(335,920)
Net assets beginning of year	1,399,420
Net assets end of year	$1,063,500

[1]Share transactions
Shares sold
Class A	2,392
Class I	809
Shares redeemed
Class A	(5,379)
Class I	(11,227)
Change in shares
Class A	(2,987)
Class I	(10,418)

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Income and Expense Ratios. Ratios are annualized for periods less than one year. Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)
Class A
12/31/25		18.22	0.32	2.50	2.82	—	—	21.04	15.48	3,594,822	72	(c)	0.61	0.91	1.67
12/31/24		15.70	0.31	2.21	2.52	—	—	18.22	16.05	3,209,254	43	(c)	0.61	0.91	1.81
12/31/23		13.79	0.27	1.64	1.91	—	—	15.70	13.85	2,796,135	54	(c)	0.61	0.91	1.88
12/31/22		15.99	0.22	(2.42)	(2.20)	—	—	13.79	(13.76)	2,476,333	42	(c)	0.61	0.91	1.56
12/31/21		13.94	0.19	1.86	2.05	—	—	15.99	14.71	2,787,863	45	(c)	0.61	0.91	1.26

Class I
12/31/25		19.21	0.38	2.66	3.04	—	—	22.25	15.83	59,646	72	(c)	0.31	0.61	1.86
12/31/24		16.51	0.39	2.31	2.70	—	—	19.21	16.35	60,404	43	(c)	0.31	0.61	2.13
12/31/23		14.46	0.32	1.73	2.05	—	—	16.51	14.18	50,185	54	(c)	0.31	0.61	2.14
12/31/22		16.71	0.28	(2.53)	(2.25)	—	—	14.46	(13.46)	45,346	42	(c)	0.31	0.61	1.86
12/31/21		14.52	0.25	1.94	2.19	—	—	16.71	15.08	50,294	45	(c)	0.31	0.61	1.59

JNL/American Funds Bond Fund of America Fund(a)(d)
Class A
12/31/25		9.30	0.38	0.25	0.63	—	—	9.93	6.77	483,776	159	(e)	0.60	0.80	3.99
12/31/24		9.22	0.39	(0.31)	0.08	—	—	9.30	0.87	447,706	102	(e)	0.60	0.80	4.17
12/31/23		8.81	0.35	0.06	0.41	—	—	9.22	4.65	348,671	129	(e)	0.60	0.80	3.97
12/31/22		10.11	0.32	(1.62)	(1.30)	—	—	8.81	(12.86)	162,367	77	(e)	0.61	0.81	3.50
12/31/21	(f)	10.00	0.24	(0.13)	0.11	—	—	10.11	1.10	62,772	87	(e)	0.61	0.81	3.47

Class I
12/31/25		9.40	0.40	0.27	0.67	—	—	10.07	7.13	18,092	159	(e)	0.30	0.50	4.07
12/31/24		9.29	0.42	(0.31)	0.11	—	—	9.40	1.18	18,922	102	(e)	0.30	0.50	4.54
12/31/23		8.86	0.36	0.07	0.43	—	—	9.29	4.85	13,335	129	(e)	0.30	0.50	4.01
12/31/22		10.13	0.51	(1.78)	(1.27)	—	—	8.86	(12.54)	6,567	77	(e)	0.31	0.51	5.55
12/31/21	(f)	10.00	0.16	(0.03)	0.13	—	—	10.13	1.30	1,711	87	(e)	0.31	0.51	2.32

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: December 31, 2025: 0.91%, 1.21%, 1.37%; December 31, 2024: 0.91%, 1.21%, 1.51%; December 31, 2023: 0.91%, 1.21%, 1.58%; December 31, 2022: 0.91%, 1.21%, 1.26%; December 31, 2021: 0.91%, 1.21%, 0.96%. JNL/American Funds Balanced Fund - Class I: December 31, 2025: 0.61%, 0.91%, 1.56%; December 31, 2024: 0.61%, 0.91%, 1.83%; December 31, 2023: 0.61%, 0.91%, 1.84%; December 31, 2022: 0.61%, 0.91%, 1.56%; December 31, 2021: 0.61%, 0.91%, 1.29%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund was as follows: December 31, 2025: 115%; December 31, 2024: 129%; December 31, 2023: 159%; December 31, 2022: 118%; December 31, 2021: 124%;

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: December 31, 2025: 0.84%, 1.04%, 3.75%; December 31, 2024: 0.84%, 1.04%, 3.93%; December 31, 2023: 0.80%, 1.00%, 3.77%; December 31, 2022: 0.81%, 1.01%, 3.30%; December 31, 2021: 0.87%, 1.07%, 3.21%. JNL/American Funds Bond Fund of America Fund - Class I: December 31, 2025: 0.54%, 0.74%, 3.83%; December 31, 2024: 0.54%, 0.74%, 4.30%; December 31, 2023: 0.50%, 0.70%, 3.81%; December 31, 2022: 0.51%, 0.71%, 5.35%; December 31, 2021: 0.57%, 0.77%, 2.06%.

(e)

Portfolio turnover including dollar roll transactions for JNL/American Funds Bond Fund of America Fund was as follows: December 31, 2025: 247%; December 31, 2024: 398%; December 31, 2023: 545%; December 31, 2022: 415%; December 31, 2021: 456%;

(f)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital Income Builder Fund(a)(b)
Class A
12/31/25	14.50	0.42	2.46	2.88	—	—	17.38	19.86	547,357	72	(c)	0.68	0.93	2.59
12/31/24	13.21	0.42	0.87	1.29	—	—	14.50	9.77	425,545	49	(c)	0.68	0.93	2.99
12/31/23	12.17	0.31	0.73	1.04	—	—	13.21	8.55	382,448	59	(c)	0.68	0.93	2.53
12/31/22	13.16	0.31	(1.30)	(0.99)	—	—	12.17	(7.52)	343,933	48	(c)	0.68	0.93	2.51
12/31/21	11.49	0.30	1.37	1.67	—	—	13.16	14.53	275,274	60	(c)	0.68	0.93	2.44

Class I
12/31/25	14.79	0.48	2.51	2.99	—	—	17.78	20.22	12,790	72	(c)	0.38	0.63	2.92
12/31/24	13.44	0.47	0.88	1.35	—	—	14.79	10.04	9,228	49	(c)	0.38	0.63	3.29
12/31/23	12.34	0.36	0.74	1.10	—	—	13.44	8.91	8,082	59	(c)	0.38	0.63	2.87
12/31/22	13.31	0.34	(1.31)	(0.97)	—	—	12.34	(7.29)	7,276	48	(c)	0.38	0.63	2.71
12/31/21	11.58	0.35	1.38	1.73	—	—	13.31	14.94	7,313	60	(c)	0.38	0.63	2.77

JNL/American Funds Capital World Bond Fund(a)(d)
Class A
12/31/25	9.85	0.27	0.61	0.88	—	—	10.73	8.93	304,846	59	(e)	0.57	1.00	2.56
12/31/24	10.19	0.19	(0.53)	(0.34)	—	—	9.85	(3.34)	297,167	54	(e)	0.57	1.00	1.86
12/31/23	9.63	(0.06)	0.62	0.56	—	—	10.19	5.82	340,882	110	(e)	0.58	1.01	(0.58)
12/31/22	11.73	(0.03)	(2.07)	(2.10)	—	—	9.63	(17.90)	350,084	114	(e)	0.57	1.00	(0.28)
12/31/21	12.39	0.16	(0.82)	(0.66)	—	—	11.73	(5.33)	480,867	64	(e)	0.57	1.00	1.34

Class I
12/31/25	10.12	0.34	0.59	0.93	—	—	11.05	9.19	5,960	59	(e)	0.27	0.70	3.20
12/31/24	10.43	0.24	(0.55)	(0.31)	—	—	10.12	(2.97)	4,714	54	(e)	0.27	0.70	2.29
12/31/23	9.83	(0.03)	0.63	0.60	—	—	10.43	6.10	4,683	110	(e)	0.28	0.71	(0.28)
12/31/22	11.94	0.00	(2.11)	(2.11)	—	—	9.83	(17.67)	4,581	114	(e)	0.27	0.70	0.01
12/31/21	12.57	0.22	(0.85)	(0.63)	—	—	11.94	(5.01)	4,955	64	(e)	0.27	0.70	1.81

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: December 31, 2025: 0.95%, 1.20%, 2.32%; December 31, 2024: 0.95%, 1.20%, 2.72%; December 31, 2023: 0.94%, 1.19%, 2.27%; December 31, 2022: 0.94%, 1.19%, 2.25%; December 31, 2021: 0.95%, 1.20%, 2.17%. JNL/American Funds Capital Income Builder Fund - Class I: December 31, 2025: 0.65%, 0.90%, 2.65%; December 31, 2024: 0.65%, 0.90%, 3.02%; December 31, 2023: 0.64%, 0.89%, 2.61%; December 31, 2022: 0.64%, 0.89%, 2.45%; December 31, 2021: 0.65%, 0.90%, 2.50%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund was as follows: December 31, 2025: 87%; December 31, 2024: 107%; December 31, 2023: 149%; December 31, 2022: 126%; December 31, 2021: 93%;

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: December 31, 2025: 1.05%, 1.48%, 2.08%; December 31, 2024: 1.05%, 1.48%, 1.38%; December 31, 2023: 1.06%, 1.49%, (1.06)%; December 31, 2022: 1.05%, 1.48%, (0.76)%; December 31, 2021: 1.07%, 1.50%, 0.84%. JNL/American Funds Capital World Bond Fund - Class I: December 31, 2025: 0.75%, 1.18%, 2.72%; December 31, 2024: 0.75%, 1.18%, 1.81%; December 31, 2023: 0.76%, 1.19%, (0.76)%; December 31, 2022: 0.75%, 1.18%, (0.47)%; December 31, 2021: 0.77%, 1.20%, 1.31%.

(e)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund was as follows: December 31, 2025: 106%; December 31, 2024: 269%; December 31, 2023: 286%; December 31, 2022: 188%; December 31, 2021: 91%;

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Growth Fund(a)(b)
Class A
12/31/25	27.31	0.29	5.50	5.79	—	—	33.10	21.20	1,104,171	45	0.65	1.05	0.96
12/31/24	24.12	0.30	2.89	3.19	—	—	27.31	13.23	1,002,366	41	0.65	1.05	1.13
12/31/23	19.75	0.12	4.25	4.37	—	—	24.12	22.13	899,358	29	0.65	1.05	0.52
12/31/22	26.35	0.06	(6.66)	(6.60)	—	—	19.75	(25.05)	703,263	29	0.62	1.05	0.30
12/31/21	22.70	0.01	3.64	3.65	—	—	26.35	16.08	985,836	18	0.55	1.05	0.05

Class I
12/31/25	27.89	0.39	5.62	6.01	—	—	33.90	21.55	27,647	45	0.35	0.75	1.27
12/31/24	24.56	0.39	2.94	3.33	—	—	27.89	13.56	26,948	41	0.35	0.75	1.42
12/31/23	20.05	0.19	4.32	4.51	—	—	24.56	22.49	24,350	29	0.35	0.75	0.84
12/31/22	26.67	0.13	(6.75)	(6.62)	—	—	20.05	(24.82)	18,835	29	0.32	0.75	0.61
12/31/21	22.90	0.09	3.68	3.77	—	—	26.67	16.46	26,529	18	0.25	0.75	0.37

JNL/American Funds Global Small Capitalization Fund(a)(c)
Class A
12/31/25	18.95	(0.02)	2.71	2.69	—	—	21.64	14.20	590,212	51	0.58	1.05	(0.08)
12/31/24	18.57	0.12	0.26	0.38	—	—	18.95	2.05	603,674	47	0.59	1.05	0.63
12/31/23	16.04	(0.02)	2.55	2.53	—	—	18.57	15.77	663,233	36	0.59	1.05	(0.12)
12/31/22	22.85	(0.10)	(6.71)	(6.81)	—	—	16.04	(29.80)	606,245	40	0.58	1.05	(0.58)
12/31/21	21.48	(0.13)	1.50	1.37	—	—	22.85	6.38	915,287	29	0.55	1.05	(0.55)

Class I
12/31/25	19.56	0.05	2.80	2.85	—	—	22.41	14.57	11,511	51	0.28	0.75	0.23
12/31/24	19.12	0.18	0.26	0.44	—	—	19.56	2.30	10,835	47	0.29	0.75	0.92
12/31/23	16.47	0.03	2.62	2.65	—	—	19.12	16.09	11,446	36	0.29	0.75	0.20
12/31/22	23.39	(0.05)	(6.87)	(6.92)	—	—	16.47	(29.59)	9,653	40	0.28	0.75	(0.28)
12/31/21	21.92	(0.06)	1.53	1.47	—	—	23.39	6.71	13,636	29	0.25	0.75	(0.25)

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: December 31, 2025: 1.07%, 1.47%, 0.54%; December 31, 2024: 1.06%, 1.46%, 0.72%; December 31, 2023: 1.06%, 1.46%, 0.11%; December 31, 2022: 1.08%, 1.51%, (0.16)%; December 31, 2021: 1.09%, 1.59%, (0.49)%. JNL/American Funds Global Growth Fund - Class I: December 31, 2025: 0.77%, 1.17%, 0.85%; December 31, 2024: 0.76%, 1.16%, 1.01%; December 31, 2023: 0.76%, 1.16%, 0.43%; December 31, 2022: 0.78%, 1.21%, 0.15%; December 31, 2021: 0.79%, 1.29%, (0.17)%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: December 31, 2025: 1.23%, 1.70%, (0.73%); December 31, 2024: 1.26%, 1.72%, (0.04)%; December 31, 2023: 1.24%, 1.70%, (0.77)%; December 31, 2022: 1.27%, 1.74%, (1.27)%; December 31, 2021: 1.29%, 1.79%, (1.29)%. JNL/American Funds Global Small Capitalization Fund - Class I: December 31, 2025: 0.93%, 1.40%, (0.42%); December 31, 2024: 0.96%, 1.42%, 0.25%; December 31, 2023: 0.94%, 1.40%, (0.45)%; December 31, 2022: 0.97%, 1.44%, (0.97)%; December 31, 2021: 0.99%, 1.49%, (0.99)%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Fund(a)(b)
Class A
12/31/25	64.88	(0.22)	13.11	12.89	—	—	77.77	19.87	8,614,889	27	0.56	0.99	(0.32)
12/31/24	49.43	0.02	15.43	15.45	—	—	64.88	31.26	6,725,296	23	0.56	1.00	0.03
12/31/23	35.81	0.03	13.59	13.62	—	—	49.43	38.03	4,989,869	23	0.55	1.00	0.07
12/31/22	51.27	0.02	(15.48)	(15.46)	—	—	35.81	(30.15)	3,304,086	29	0.56	1.01	0.04
12/31/21	42.16	(0.03)	9.14	9.11	—	—	51.27	21.61	4,479,365	25	0.56	1.01	(0.05)

Class I
12/31/25	66.34	(0.01)	13.43	13.42	—	—	79.76	20.23	168,724	27	0.26	0.69	(0.02)
12/31/24	50.40	0.20	15.74	15.94	—	—	66.34	31.63	141,371	23	0.26	0.70	0.34
12/31/23	36.40	0.16	13.84	14.00	—	—	50.40	38.46	100,563	23	0.25	0.70	0.37
12/31/22	51.96	0.15	(15.71)	(15.56)	—	—	36.40	(29.95)	66,531	29	0.26	0.71	0.36
12/31/21	42.60	(0.16)	9.52	9.36	—	—	51.96	21.97	83,443	25	0.26	0.71	(0.33)

JNL/American Funds Growth-Income Fund(a)(c)
Class A
12/31/25	49.44	0.27	8.45	8.72	—	—	58.16	17.64	12,370,881	27	0.63	0.93	0.51
12/31/24	39.95	0.31	9.18	9.49	—	—	49.44	23.75	11,530,490	45	0.63	0.93	0.69
12/31/23	31.79	0.35	7.81	8.16	—	—	39.95	25.67	10,182,250	26	0.63	0.93	0.98
12/31/22	38.22	0.30	(6.73)	(6.43)	—	—	31.79	(16.82)	8,441,976	25	0.63	0.93	0.90
12/31/21	30.91	0.26	7.05	7.31	—	—	38.22	23.65	10,486,513	24	0.63	0.93	0.74

Class I
12/31/25	51.04	0.44	8.74	9.18	—	—	60.22	17.99	181,126	27	0.33	0.63	0.80
12/31/24	41.11	0.47	9.46	9.93	—	—	51.04	24.15	167,630	45	0.33	0.63	1.00
12/31/23	32.62	0.48	8.01	8.49	—	—	41.11	26.03	140,610	26	0.33	0.63	1.32
12/31/22	39.10	0.41	(6.89)	(6.48)	—	—	32.62	(16.57)	107,171	25	0.33	0.63	1.21
12/31/21	31.53	0.40	7.17	7.57	—	—	39.10	24.01	127,876	24	0.33	0.63	1.13

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: December 31, 2025: 0.90%, 1.33%, (0.66%); December 31, 2024: 0.90%, 1.34%, (0.31)%; December 31, 2023: 0.90%, 1.35%, (0.28)%; December 31, 2022: 0.91%, 1.36%, (0.31)%; December 31, 2021: 0.90%, 1.35%, (0.39)%. JNL/American Funds Growth Fund - Class I: December 31, 2025: 0.60%, 1.03%, (0.36%); December 31, 2024: 0.60%, 1.04%, 0.00%; December 31, 2023: 0.60%, 1.05%, 0.02%; December 31, 2022: 0.61%, 1.06%, 0.01%; December 31, 2021: 0.60%, 1.05%, (0.67)%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: December 31, 2025: 0.91%, 1.21%, 0.23%; December 31, 2024: 0.91%, 1.21%, 0.41%; December 31, 2023: 0.92%, 1.22%, 0.69%; December 31, 2022: 0.92%, 1.22%, 0.61%; December 31, 2021: 0.92%, 1.22%, 0.45%. JNL/American Funds Growth-Income Fund - Class I: December 31, 2025: 0.61%, 0.91%, 0.52%; December 31, 2024: 0.61%, 0.91%, 0.72%; December 31, 2023: 0.62%, 0.92%, 1.03%; December 31, 2022: 0.62%, 0.92%, 0.92%; December 31, 2021: 0.62%, 0.92%, 0.84%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds International Fund(a)(b)
Class A
12/31/25	16.15	0.16	4.08	4.24	—	—	20.39	26.25	1,427,477	63	0.64	1.14	0.91
12/31/24	15.72	0.12	0.31	0.43	—	—	16.15	2.74	1,287,633	35	0.64	1.14	0.73
12/31/23	13.63	0.13	1.96	2.09	—	—	15.72	15.33	1,435,176	28	0.64	1.14	0.89
12/31/22	17.27	0.19	(3.83)	(3.64)	—	—	13.63	(21.08)	1,354,785	42	0.64	1.14	1.32
12/31/21	17.59	0.36	(0.68)	(0.32)	—	—	17.27	(1.82)	1,828,116	44	0.63	1.13	2.02

Class I
12/31/25	16.64	0.25	4.18	4.43	—	—	21.07	26.62	23,934	63	0.34	0.84	1.33
12/31/24	16.15	0.19	0.30	0.49	—	—	16.64	3.03	18,089	35	0.34	0.84	1.09
12/31/23	13.95	0.19	2.01	2.20	—	—	16.15	15.77	17,619	28	0.34	0.84	1.25
12/31/22	17.63	0.25	(3.93)	(3.68)	—	—	13.95	(20.87)	14,865	42	0.34	0.84	1.69
12/31/21	17.91	0.48	(0.76)	(0.28)	—	—	17.63	(1.56)	17,376	44	0.33	0.83	2.61

JNL/American Funds New World Fund(a)(c)
Class A
12/31/25	17.59	0.13	4.75	4.88	—	—	22.47	27.74	1,465,290	49	0.69	1.34	0.65
12/31/24	16.58	0.16	0.85	1.01	—	—	17.59	6.09	1,291,750	55	0.69	1.34	0.88
12/31/23	14.36	0.15	2.07	2.22	—	—	16.58	15.46	1,398,840	36	0.69	1.34	0.98
12/31/22	18.51	0.13	(4.28)	(4.15)	—	—	14.36	(22.42)	1,285,794	40	0.69	1.34	0.87
12/31/21	17.72	0.08	0.71	0.79	—	—	18.51	4.46	1,742,316	43	0.68	1.33	0.42

Class I
12/31/25	18.10	0.20	4.89	5.09	—	—	23.19	28.12	34,726	49	0.39	1.04	0.99
12/31/24	17.00	0.22	0.88	1.10	—	—	18.10	6.47	29,502	55	0.39	1.04	1.20
12/31/23	14.68	0.21	2.11	2.32	—	—	17.00	15.80	31,324	36	0.39	1.04	1.34
12/31/22	18.87	0.19	(4.38)	(4.19)	—	—	14.68	(22.20)	24,971	40	0.39	1.04	1.24
12/31/21	18.01	0.15	0.71	0.86	—	—	18.87	4.78	30,047	43	0.38	1.03	0.80

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: December 31, 2025: 1.17%, 1.67%, 0.38%; December 31, 2024: 1.16%, 1.66%, 0.21%; December 31, 2023: 1.17%, 1.67%, 0.36%; December 31, 2022: 1.18%, 1.68%, 0.78%; December 31, 2021: 1.18%, 1.68%, 1.47%. JNL/American Funds International Fund - Class I: December 31, 2025: 0.87%, 1.37%, 0.80%; December 31, 2024: 0.86%, 1.36%, 0.57%; December 31, 2023: 0.87%, 1.37%, 0.72%; December 31, 2022: 0.88%, 1.38%, 1.15%; December 31, 2021: 0.88%, 1.38%, 2.06%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: December 31, 2025: 1.27%, 1.92%, 0.07%; December 31, 2024: 1.26%, 1.91%, 0.31%; December 31, 2023: 1.26%, 1.91%, 0.41%; December 31, 2022: 1.26%, 1.91%, 0.30%; December 31, 2021: 1.24%, 1.89%, (0.14)%. JNL/American Funds New World Fund - Class I: December 31, 2025: 0.97%, 1.62%, 0.41%; December 31, 2024: 0.96%, 1.61%, 0.63%; December 31, 2023: 0.96%, 1.61%, 0.77%; December 31, 2022: 0.96%, 1.61%, 0.67%; December 31, 2021: 0.94%, 1.59%, 0.24%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Washington Mutual Investors Fund(a)(b)
Class A
12/31/25	42.46	0.44		6.67	7.11	—	—	49.57	16.75	4,201,801	37		0.66	0.96	0.96
12/31/24	35.79	0.45		6.22	6.67	—	—	42.46	18.64	3,936,890	31		0.66	0.96	1.12
12/31/23	30.62	0.46		4.71	5.17	—	—	35.79	16.88	3,711,485	29		0.66	0.96	1.42
12/31/22	33.61	0.45		(3.44)	(2.99)	—	—	30.62	(8.90)	3,451,516	30		0.66	0.96	1.47
12/31/21	26.40	0.31		6.90	7.21	—	—	33.61	27.31	3,975,111	90		0.64	0.96	1.04

Class I
12/31/25	43.83	0.57		6.92	7.49	—	—	51.32	17.09	65,376	37		0.36	0.66	1.21
12/31/24	36.84	0.63		6.36	6.99	—	—	43.83	18.97	62,278	31		0.36	0.66	1.52
12/31/23	31.42	0.60		4.82	5.42	—	—	36.84	17.25	48,235	29		0.36	0.66	1.80
12/31/22	34.39	0.60		(3.57)	(2.97)	—	—	31.42	(8.64)	41,226	30		0.36	0.66	1.90
12/31/21	26.93	0.44		7.02	7.46	—	—	34.39	27.70	39,478	90		0.34	0.66	1.43

JNL/Mellon Bond Index Fund(c)(d)(e)
Class A
12/31/25	11.54	(0.06)		0.83	0.77	—	—	12.31	6.67	1,002,074	88	(f)	0.49	0.56	(0.49)
12/31/24	11.46	(0.06)		0.14	0.08	—	—	11.54	0.70	994,145	76	(f)	0.49	0.56	(0.49)
12/31/23	10.92	(0.05)		0.59	0.54	—	—	11.46	4.95	1,009,660	75	(f)	0.49	0.56	(0.49)
12/31/22	12.63	(0.06)		(1.65)	(1.71)	—	—	10.92	(13.54)	995,894	104	(f)	0.49	0.56	(0.49)
12/31/21	12.91	(0.00)	(g)	(0.28)	(0.28)	—	—	12.63	(2.17)	1,294,812	33	(f)	0.51	0.56	(0.03)

Class I
12/31/25	12.17	(0.02)		0.87	0.85	—	—	13.02	6.98	25,587	88	(f)	0.19	0.26	(0.19)
12/31/24	12.05	(0.02)		0.14	0.12	—	—	12.17	1.00	24,222	76	(f)	0.19	0.26	(0.19)
12/31/23	11.45	(0.02)		0.62	0.60	—	—	12.05	5.24	20,960	75	(f)	0.19	0.26	(0.19)
12/31/22	13.20	(0.02)		(1.73)	(1.75)	—	—	11.45	(13.26)	20,567	104	(f)	0.19	0.26	(0.19)
12/31/21	13.44	0.18		(0.42)	(0.24)	—	—	13.20	(1.79)	25,144	33	(f)	0.25	0.26	1.35

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund - Class A: December 31, 2025: 0.92%, 1.22%, 0.70%; December 31, 2024: 0.92%, 1.22%, 0.86%; December 31, 2023: 0.93%, 1.23%, 1.15%; December 31, 2022: 0.92%, 1.22%, 1.21%; December 31, 2021: 0.95%, 1.27%, 0.73%. JNL/American Funds Washington Mutual Investors Fund - Class I: December 31, 2025: 0.62%, 0.92%, 0.95%; December 31, 2024: 0.62%, 0.92%, 1.26%; December 31, 2023: 0.63%, 0.93%, 1.53%; December 31, 2022: 0.62%, 0.92%, 1.64%; December 31, 2021: 0.65%, 0.97%, 1.12%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: December 31, 2025: 0.57%, 0.64%, (0.57%); December 31, 2024: 0.56%, 0.63%, (0.56)%; December 31, 2023: 0.57%, 0.64%, (0.57)%; December 31, 2022: 0.56%, 0.63%, (0.56)%; December 31, 2021: 0.56%, 0.61%, (0.08)%. JNL/Mellon Bond Index Fund - Class I: December 31, 2025: 0.27%, 0.34%, (0.27%); December 31, 2024: 0.26%, 0.33%, (0.26)%; December 31, 2023: 0.27%, 0.34%, (0.27)%; December 31, 2022: 0.26%, 0.33%, (0.26)%; December 31, 2021: 0.30%, 0.31%, 1.30%.

(d)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(e)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(f)

Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was as follows: December 31, 2025: 148%; December 31, 2024: 136%; December 31, 2023: 123%; December 31, 2022: 204%; December 31, 2021: 105%;

(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Emerging Markets Index Fund(a)(b)(c)
Class A
12/31/25	11.58	(0.08)	3.66	3.58	—	—	15.16	30.92	905,751	11	0.58	0.73	(0.58)
12/31/24	10.97	(0.07)	0.68	0.61	—	—	11.58	5.56	759,410	5	0.58	0.73	(0.58)
12/31/23	10.04	(0.06)	0.99	0.93	—	—	10.97	9.26	823,901	12	0.58	0.72	(0.58)
12/31/22	12.39	(0.06)	(2.29)	(2.35)	—	—	10.04	(18.97)	801,260	7	0.57	0.72	(0.57)
12/31/21	12.84	(0.01)	(0.44)	(0.45)	—	—	12.39	(3.50)	1,049,682	19	0.62	0.72	(0.09)

Class I
12/31/25	11.82	(0.03)	3.74	3.71	—	—	15.53	31.39	21,087	11	0.23	0.43	(0.23)
12/31/24	11.16	(0.03)	0.69	0.66	—	—	11.82	5.91	18,815	5	0.23	0.43	(0.23)
12/31/23	10.18	(0.02)	1.00	0.98	—	—	11.16	9.63	18,475	12	0.23	0.42	(0.23)
12/31/22	12.51	(0.02)	(2.31)	(2.33)	—	—	10.18	(18.63)	16,022	7	0.22	0.42	(0.22)
12/31/21	12.92	0.03	(0.44)	(0.41)	—	—	12.51	(3.17)	19,232	19	0.26	0.42	0.23

JNL/Mellon International Index Fund(b)(c)(d)
Class A
12/31/25	15.84	0.36	4.63	4.99	—	—	20.83	31.50	2,995,440	15	0.51	0.60	1.94
12/31/24	15.39	0.48	(0.03)	0.45	—	—	15.84	2.92	2,011,954	4	0.51	0.60	2.99
12/31/23	13.13	0.33	1.93	2.26	—	—	15.39	17.21	2,241,068	7	0.51	0.60	2.34
12/31/22	15.72	0.30	(2.53)	(2.23)	(0.03)	(0.33)	13.13	(14.20)	2,075,890	2	0.51	0.61	2.21
12/31/21	14.23	0.02	1.47	1.49	—	—	15.72	10.47	2,590,032	6	0.53	0.61	0.10

Class I
12/31/25	16.79	0.46	4.89	5.35	—	—	22.14	31.86	77,454	15	0.21	0.30	2.30
12/31/24	16.26	0.58	(0.05)	0.53	—	—	16.79	3.26	57,281	4	0.21	0.30	3.40
12/31/23	13.83	0.41	2.02	2.43	—	—	16.26	17.57	57,687	7	0.21	0.30	2.73
12/31/22	16.53	0.37	(2.66)	(2.29)	(0.08)	(0.33)	13.83	(13.91)	50,505	2	0.21	0.31	2.64
12/31/21	14.92	0.31	1.30	1.61	—	—	16.53	10.79	55,074	6	0.30	0.32	1.95

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: December 31, 2025: 0.74%, 0.89%, (0.74%); December 31, 2024: 0.77%, 0.92%, (0.77)%; December 31, 2023: 0.74%, 0.88%, (0.74)%; December 31, 2022: 0.73%, 0.88%, (0.73)%; December 31, 2021: 0.74%, 0.84%, (0.23)%. JNL/Mellon Emerging Markets Index Fund - Class I: December 31, 2025: 0.39%, 0.59%, (0.39%); December 31, 2024: 0.42%, 0.62%, (0.42)%; December 31, 2023: 0.39%, 0.58%, (0.39)%; December 31, 2022: 0.38%, 0.58%, (0.38)%; December 31, 2021: 0.38%, 0.53%, 0.08%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: December 31, 2025: 0.61%, 0.70%, 1.84%; December 31, 2024: 0.61%, 0.70%, 2.89%; December 31, 2023: 0.61%, 0.70%, 2.24%; December 31, 2022: 0.61%, 0.71%, 2.11%; December 31, 2021: 0.61%, 0.69%, 0.02%. JNL/Mellon International Index Fund - Class I: December 31, 2025: 0.31%, 0.40%, 2.20%; December 31, 2024: 0.31%, 0.40%, 3.30%; December 31, 2023: 0.31%, 0.40%, 2.63%; December 31, 2022: 0.31%, 0.41%, 2.54%; December 31, 2021: 0.38%, 0.41%, 1.87%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)(b)(c)
Class A
12/31/25	35.78	(0.17)	2.64	2.47	—	—	38.25	6.90	3,159,065	15	0.46	0.54	(0.46)
12/31/24	31.57	(0.16)	4.37	4.21	—	—	35.78	13.34	3,350,878	16	0.46	0.54	(0.46)
12/31/23	27.26	(0.13)	4.44	4.31	—	—	31.57	15.81	3,290,675	19	0.46	0.54	(0.46)
12/31/22	31.53	(0.13)	(4.14)	(4.27)	—	—	27.26	(13.54)	2,999,247	12	0.46	0.54	(0.46)
12/31/21	25.40	(0.05)	6.18	6.13	—	—	31.53	24.13	3,778,288	13	0.49	0.54	(0.18)

Class I
12/31/25	37.18	(0.06)	2.76	2.70	—	—	39.88	7.26	82,571	15	0.16	0.24	(0.16)
12/31/24	32.71	(0.06)	4.53	4.47	—	—	37.18	13.67	82,614	16	0.16	0.24	(0.16)
12/31/23	28.17	(0.05)	4.59	4.54	—	—	32.71	16.12	73,919	19	0.16	0.24	(0.16)
12/31/22	32.48	(0.05)	(4.26)	(4.31)	—	—	28.17	(13.27)	66,791	12	0.16	0.24	(0.16)
12/31/21	26.08	0.16	6.24	6.40	—	—	32.48	24.54	71,747	13	0.23	0.25	0.53

JNL/Mellon Small Cap Index Fund(b)(c)(d)
Class A
12/31/25	28.39	(0.13)	1.71	1.58	—	—	29.97	5.57	2,289,970	36	0.46	0.54	(0.46)
12/31/24	26.28	(0.13)	2.24	2.11	—	—	28.39	8.03	2,453,475	32	0.46	0.54	(0.46)
12/31/23	22.74	(0.11)	3.65	3.54	—	—	26.28	15.57	2,541,868	36	0.46	0.54	(0.46)
12/31/22	27.28	(0.11)	(4.43)	(4.54)	—	—	22.74	(16.64)	2,277,127	23	0.46	0.54	(0.46)
12/31/21	21.63	(0.04)	5.69	5.65	—	—	27.28	26.12	2,916,059	20	0.49	0.55	(0.17)

Class I
12/31/25	29.50	(0.05)	1.79	1.74	—	—	31.24	5.90	59,833	36	0.16	0.24	(0.16)
12/31/24	27.23	(0.05)	2.32	2.27	—	—	29.50	8.34	70,753	32	0.16	0.24	(0.16)
12/31/23	23.49	(0.04)	3.78	3.74	—	—	27.23	15.92	64,165	36	0.16	0.24	(0.16)
12/31/22	28.09	(0.04)	(4.56)	(4.60)	—	—	23.49	(16.38)	53,909	23	0.16	0.24	(0.16)
12/31/21	22.21	0.15	5.73	5.88	—	—	28.09	26.47	64,789	20	0.23	0.25	0.59

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: December 31, 2025: 0.56%, 0.64%, (0.56%); December 31, 2024: 0.56%, 0.64%, (0.56)%; December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.62%, (0.23)%. JNL/Mellon S&P 400 MidCap Index Fund - Class I: December 31, 2025: 0.26%, 0.34%, (0.26%); December 31, 2024: 0.26%, 0.34%, (0.26)%; December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.31%, 0.34%, 0.49%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's financial statements.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: December 31, 2025: 0.56%, 0.64%, (0.56%); December 31, 2024: 0.56%, 0.64%, (0.56)%; December 31, 2023: 0.56%, 0.64%, (0.56)%; December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.63%, (0.21)%. JNL/Mellon Small Cap Index Fund - Class I: December 31, 2025: 0.26%, 0.34%, (0.26%); December 31, 2024: 0.26%, 0.34%, (0.26)%; December 31, 2023: 0.26%, 0.34%, (0.26)%; December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.32%, 0.34%, 0.54%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund
Class A
12/31/25	20.93	(0.01)	3.28	3.27	—	—	24.20	15.62	1,440,462	31	0.45	0.45	(0.04)
12/31/24	18.70	0.02	2.21	2.23	—	—	20.93	11.93	1,419,924	24	0.45	0.45	0.10
12/31/23	15.79	0.01	2.90	2.91	—	—	18.70	18.43	1,443,953	17	0.45	0.45	0.05
12/31/22	19.69	(0.02)	(3.88)	(3.90)	—	—	15.79	(19.81)	1,338,935	24	0.45	0.45	(0.11)
12/31/21	17.06	(0.02)	2.65	2.63	—	—	19.69	15.42	1,811,184	12	0.45	0.45	(0.09)

Class I
12/31/25	21.39	0.06	3.35	3.41	—	—	24.80	15.94	16,037	31	0.15	0.15	0.26
12/31/24	19.05	0.09	2.25	2.34	—	—	21.39	12.28	16,476	24	0.15	0.15	0.42
12/31/23	16.03	0.06	2.96	3.02	—	—	19.05	18.84	14,778	17	0.15	0.15	0.36
12/31/22	19.94	0.03	(3.94)	(3.91)	—	—	16.03	(19.61)	13,056	24	0.15	0.15	0.20
12/31/21	17.23	0.05	2.66	2.71	—	—	19.94	15.73	16,062	12	0.15	0.15	0.24

JNL Conservative Allocation Fund
Class A
12/31/25	14.42	(0.01)	1.35	1.34	—	—	15.76	9.29	566,390	27	0.48	0.48	(0.06)
12/31/24	13.66	0.02	0.74	0.76	—	—	14.42	5.56	549,352	18	0.48	0.48	0.17
12/31/23	12.50	(0.04)	1.20	1.16	—	—	13.66	9.28	583,918	24	0.48	0.48	(0.30)
12/31/22	14.40	(0.05)	(1.85)	(1.90)	—	—	12.50	(13.19)	586,691	21	0.47	0.47	(0.39)
12/31/21	13.88	(0.06)	0.58	0.52	—	—	14.40	3.75	772,404	25	0.47	0.47	(0.40)

Class I
12/31/25	14.74	0.04	1.37	1.41	—	—	16.15	9.57	8,430	27	0.18	0.18	0.23
12/31/24	13.92	0.07	0.75	0.82	—	—	14.74	5.89	7,805	18	0.18	0.18	0.49
12/31/23	12.70	0.00	1.22	1.22	—	—	13.92	9.61	7,166	24	0.18	0.18	0.00
12/31/22	14.58	(0.01)	(1.87)	(1.88)	—	—	12.70	(12.89)	6,091	21	0.17	0.17	(0.09)
12/31/21	14.01	(0.01)	0.58	0.57	—	—	14.58	4.07	7,338	25	0.17	0.17	(0.10)

JNL Growth Allocation Fund
Class A
12/31/25	20.87	0.01	3.08	3.09	—	—	23.96	14.81	2,780,651	24	0.44	0.44	0.06
12/31/24	18.87	0.05	1.95	2.00	—	—	20.87	10.60	2,883,231	25	0.44	0.44	0.24
12/31/23	16.19	0.00	2.68	2.68	—	—	18.87	16.55	3,006,573	12	0.44	0.44	0.01
12/31/22	19.90	(0.02)	(3.69)	(3.71)	—	—	16.19	(18.64)	2,872,055	24	0.44	0.44	(0.10)
12/31/21	17.59	(0.03)	2.34	2.31	—	—	19.90	13.13	2,690,208	12	0.44	0.44	(0.14)

Class I
12/31/25	21.33	0.09	3.15	3.24	—	—	24.57	15.19	23,995	24	0.14	0.14	0.37
12/31/24	19.23	0.12	1.98	2.10	—	—	21.33	10.92	21,861	25	0.14	0.14	0.59
12/31/23	16.45	0.05	2.73	2.78	—	—	19.23	16.90	18,997	12	0.14	0.14	0.30
12/31/22	20.16	0.03	(3.74)	(3.71)	—	—	16.45	(18.40)	17,924	24	0.14	0.14	0.19
12/31/21	17.76	0.03	2.37	2.40	—	—	20.16	13.51	18,538	12	0.14	0.14	0.17

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund
Class A
12/31/25	17.76	0.01		1.90	1.91	—	—	19.67	10.75		1,846,833	21	0.45	0.45	0.04
12/31/24	16.50	0.04		1.22	1.26	—	—	17.76	7.64		1,939,523	18	0.45	0.45	0.24
12/31/23	14.74	(0.03)		1.79	1.76	—	—	16.50	11.94		2,107,115	15	0.45	0.45	(0.17)
12/31/22	17.28	(0.04)		(2.50)	(2.54)	—	—	14.74	(14.70)		2,111,337	18	0.44	0.44	(0.29)
12/31/21	16.09	(0.05)		1.24	1.19	—	—	17.28	7.40		2,742,062	10	0.44	0.44	(0.28)

Class I
12/31/25	18.16	0.07		1.94	2.01	—	—	20.17	11.07		9,557	21	0.15	0.15	0.34
12/31/24	16.82	0.09		1.25	1.34	—	—	18.16	7.97		9,490	18	0.15	0.15	0.52
12/31/23	14.98	0.02		1.82	1.84	—	—	16.82	12.28		11,964	15	0.15	0.15	0.15
12/31/22	17.51	0.00		(2.53)	(2.53)	—	—	14.98	(14.45)		9,955	18	0.14	0.14	0.01
12/31/21	16.25	0.00		1.26	1.26	—	—	17.51	7.75		16,802	10	0.14	0.14	0.03

JNL Moderate Growth Allocation Fund
Class A
12/31/25	19.89	0.02		2.49	2.51	—	—	22.40	12.62		3,385,653	22	0.44	0.44	0.08
12/31/24	18.22	0.05		1.62	1.67	—	—	19.89	9.17		3,556,552	23	0.44	0.44	0.28
12/31/23	16.02	(0.01)		2.21	2.20	—	—	18.22	13.73		3,795,039	10	0.44	0.44	(0.08)
12/31/22	19.02	(0.04)		(2.96)	(3.00)	—	—	16.02	(15.77)	(a)	3,773,388	20	0.44	0.44	(0.22)
12/31/21	17.25	(0.04)		1.81	1.77	—	—	19.02	10.26		5,043,334	10	0.43	0.43	(0.21)

Class I
12/31/25	20.33	0.08		2.56	2.64	—	—	22.97	12.99		13,957	22	0.14	0.14	0.39
12/31/24	18.57	0.12		1.64	1.76	—	—	20.33	9.48		14,000	23	0.14	0.14	0.60
12/31/23	16.28	0.04		2.25	2.29	—	—	18.57	14.07		13,101	10	0.14	0.14	0.24
12/31/22	19.27	0.02		(3.01)	(2.99)	—	—	16.28	(15.52)	(a)	11,397	20	0.14	0.14	0.11
12/31/21	17.43	0.02		1.82	1.84	—	—	19.27	10.56		11,257	10	0.13	0.13	0.12

JNL/JPMorgan Managed Aggressive Growth Fund
Class A
12/31/25	39.67	(0.04)		5.88	5.84	—	—	45.51	14.72		2,066,341	9	0.44	0.45	(0.10)
12/31/24	34.91	(0.00)	(b)	4.76	4.76	—	—	39.67	13.64		2,108,698	32	0.44	0.45	(0.01)
12/31/23	28.57	(0.06)		6.40	6.34	—	—	34.91	22.19		2,177,912	7	0.44	0.45	(0.19)
12/31/22	36.70	(0.07)		(8.06)	(8.13)	—	—	28.57	(22.15)		1,972,728	24	0.44	0.44	(0.22)
12/31/21	31.55	(0.12)		5.27	5.15	—	—	36.70	16.32		2,764,501	7	0.44	0.44	(0.33)

Class I
12/31/25	40.55	0.09		6.02	6.11	—	—	46.66	15.07		15,509	9	0.14	0.15	0.21
12/31/24	35.57	0.12		4.86	4.98	—	—	40.55	14.00		13,730	32	0.14	0.15	0.32
12/31/23	29.02	0.04		6.51	6.55	—	—	35.57	22.57		12,908	7	0.14	0.15	0.11
12/31/22	37.18	0.02		(8.18)	(8.16)	—	—	29.02	(21.95)		10,745	24	0.14	0.14	0.08
12/31/21	31.86	(0.01)		5.33	5.32	—	—	37.18	16.70		17,774	7	0.14	0.14	(0.02)

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Moderate Growth Allocation Fund: (15.83)% and (15.57)%.

(b)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Managed Conservative Fund
Class A
12/31/25	15.94	(0.05)		1.53	1.48	—	—	17.42	9.28	637,020	12	0.46	0.47	(0.33)
12/31/24	15.23	(0.05)		0.76	0.71	—	—	15.94	4.66	683,269	34	0.45	0.47	(0.30)
12/31/23	14.03	(0.05)		1.25	1.20	—	—	15.23	8.55	785,291	21	0.46	0.47	(0.34)
12/31/22	16.43	(0.05)		(2.35)	(2.40)	—	—	14.03	(14.61)	848,466	26	0.46	0.46	(0.37)
12/31/21	15.84	(0.07)		0.66	0.59	—	—	16.43	3.72	1,153,647	9	0.45	0.45	(0.41)

Class I
12/31/25	16.26	(0.00)	(a)	1.56	1.56	—	—	17.82	9.59	2,479	12	0.16	0.17	(0.03)
12/31/24	15.48	0.00		0.78	0.78	—	—	16.26	5.04	2,516	34	0.15	0.17	0.00
12/31/23	14.22	(0.01)		1.27	1.26	—	—	15.48	8.86	2,270	21	0.16	0.17	(0.05)
12/31/22	16.61	(0.01)		(2.38)	(2.39)	—	—	14.22	(14.39)	2,925	26	0.16	0.16	(0.07)
12/31/21	15.95	(0.02)		0.68	0.66	—	—	16.61	4.14	2,270	9	0.15	0.15	(0.10)

JNL/JPMorgan Managed Growth Fund
Class A
12/31/25	31.90	(0.05)		4.49	4.44	—	—	36.34	13.92	3,915,888	11	0.44	0.44	(0.13)
12/31/24	28.39	(0.02)		3.53	3.51	—	—	31.90	12.36	4,097,877	32	0.43	0.44	(0.06)
12/31/23	23.65	(0.06)		4.80	4.74	—	—	28.39	20.04	4,333,280	7	0.44	0.44	(0.22)
12/31/22	29.99	(0.06)		(6.28)	(6.34)	—	—	23.65	(21.14)	4,086,945	23	0.43	0.43	(0.24)
12/31/21	26.20	(0.10)		3.89	3.79	—	—	29.99	14.47	5,774,474	8	0.43	0.43	(0.34)

Class I
12/31/25	32.60	0.06		4.59	4.65	—	—	37.25	14.26	22,658	11	0.14	0.14	0.16
12/31/24	28.93	0.08		3.59	3.67	—	—	32.60	12.69	23,469	32	0.13	0.14	0.26
12/31/23	24.02	0.02		4.89	4.91	—	—	28.93	20.44	23,162	7	0.14	0.14	0.09
12/31/22	30.37	0.02		(6.37)	(6.35)	—	—	24.02	(20.91)	18,862	23	0.13	0.13	0.07
12/31/21	26.45	(0.00)	(a)	3.92	3.92	—	—	30.37	14.82	23,033	8	0.13	0.13	(0.01)

JNL/JPMorgan Managed Moderate Fund
Class A
12/31/25	20.59	(0.05)		2.28	2.23	—	—	22.82	10.83	1,594,300	11	0.44	0.45	(0.25)
12/31/24	19.23	(0.04)		1.40	1.36	—	—	20.59	7.07	1,717,593	25	0.44	0.45	(0.21)
12/31/23	17.14	(0.05)		2.14	2.09	—	—	19.23	12.19	1,905,275	14	0.45	0.45	(0.28)
12/31/22	20.53	(0.05)		(3.34)	(3.39)	—	—	17.14	(16.51)	1,982,926	19	0.44	0.44	(0.28)
12/31/21	19.23	(0.07)		1.37	1.30	—	—	20.53	6.76	2,736,669	9	0.44	0.44	(0.36)

Class I
12/31/25	21.04	0.01		2.34	2.35	—	—	23.39	11.17	4,098	11	0.14	0.15	0.06
12/31/24	19.59	0.02		1.43	1.45	—	—	21.04	7.40	3,050	25	0.14	0.15	0.10
12/31/23	17.41	0.00		2.18	2.18	—	—	19.59	12.52	3,191	14	0.15	0.15	0.02
12/31/22	20.79	0.00		(3.38)	(3.38)	—	—	17.41	(16.26)	2,727	19	0.14	0.14	0.01
12/31/21	19.42	(0.01)		1.38	1.37	—	—	20.79	7.05	4,091	9	0.14	0.14	(0.07)

(a)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Managed Moderate Growth Fund
Class A
12/31/25		26.26	(0.05)	3.27	3.22	—	—	29.48	12.26	3,576,440	9	0.44	0.44	(0.19)
12/31/24		23.93	(0.03)	2.36	2.33	—	—	26.26	9.74	3,801,630	28	0.43	0.44	(0.13)
12/31/23		20.63	(0.06)	3.36	3.30	—	—	23.93	16.00	4,085,479	9	0.44	0.44	(0.25)
12/31/22		25.45	(0.06)	(4.76)	(4.82)	—	—	20.63	(18.94)	4,042,965	22	0.43	0.43	(0.28)
12/31/21		22.96	(0.09)	2.58	2.49	—	—	25.45	10.84	5,651,746	7	0.43	0.43	(0.35)

Class I
12/31/25		26.84	0.03	3.35	3.38	—	—	30.22	12.59	6,664	9	0.14	0.14	0.11
12/31/24		24.39	0.04	2.41	2.45	—	—	26.84	10.05	6,548	28	0.13	0.14	0.17
12/31/23		20.96	0.01	3.42	3.43	—	—	24.39	16.36	7,425	9	0.14	0.14	0.05
12/31/22		25.78	0.01	(4.83)	(4.82)	—	—	20.96	(18.70)	6,673	22	0.13	0.13	0.03
12/31/21		23.19	(0.01)	2.60	2.59	—	—	25.78	11.17	9,286	7	0.13	0.13	(0.03)

JNL/American Funds Growth Allocation Fund
Class A
12/31/25		27.75	0.48	4.65	5.13	—	—	32.88	18.49	4,262,072	16	0.63	0.63	1.60
12/31/24		24.60	0.38	2.77	3.15	—	—	27.75	12.80	3,830,258	18	0.63	0.63	1.42
12/31/23		20.98	0.36	3.26	3.62	—	—	24.60	17.25	3,639,848	25	0.63	0.63	1.57
12/31/22		26.00	0.29	(5.31)	(5.02)	—	—	20.98	(19.31)	3,228,401	13	0.63	0.63	1.30
12/31/21		22.88	0.17	2.95	3.12	—	—	26.00	13.64	4,149,730	47	0.63	0.63	0.68

Class I
12/31/25		28.37	0.59	4.76	5.35	—	—	33.72	18.86	58,012	16	0.33	0.33	1.92
12/31/24		25.08	0.46	2.83	3.29	—	—	28.37	13.12	50,315	18	0.33	0.33	1.69
12/31/23		21.33	0.44	3.31	3.75	—	—	25.08	17.58	51,197	25	0.33	0.33	1.92
12/31/22		26.35	0.37	(5.39)	(5.02)	—	—	21.33	(19.05)	41,700	13	0.33	0.33	1.66
12/31/21		23.12	0.26	2.97	3.23	—	—	26.35	13.97	48,924	47	0.33	0.33	1.05

JNL/American Funds Moderate Allocation Fund
Class A
12/31/25		9.82	0.48	0.81	1.29	—	—	11.11	13.14	63,875	14	0.65	0.65	4.51
12/31/24	(a)	10.00	0.29	(0.47)	(0.18)	—	—	9.82	(1.80)	3,882	0	0.65	0.65	14.68

Class I
12/31/25		9.82	0.87	0.46	1.33	—	—	11.15	13.54	432	14	0.35	0.35	7.91
12/31/24	(a)	10.00	0.17	(0.35)	(0.18)	—	—	9.82	(1.80)	1	0	0.37	0.37	8.63

(a)	The Fund commenced operations on October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Moderate Growth Allocation Fund
Class A
12/31/25	22.47	0.52	3.14	3.66	—	—	26.13	16.29	2,452,719	16	0.64	0.64	2.14
12/31/24	20.49	0.43	1.55	1.98	—	—	22.47	9.66	2,395,427	16	0.64	0.64	1.96
12/31/23	18.00	0.38	2.11	2.49	—	—	20.49	13.83	2,471,923	24	0.64	0.64	1.97
12/31/22	21.75	0.35	(4.10)	(3.75)	—	—	18.00	(17.24)	2,374,820	16	0.64	0.64	1.84
12/31/21	19.78	0.20	1.77	1.97	—	—	21.75	9.96	3,083,919	66	0.64	0.64	0.95

Class I
12/31/25	22.97	0.60	3.22	3.82	—	—	26.79	16.63	28,039	16	0.34	0.34	2.43
12/31/24	20.89	0.52	1.56	2.08	—	—	22.97	9.96	26,147	16	0.34	0.34	2.36
12/31/23	18.29	0.45	2.15	2.60	—	—	20.89	14.22	23,383	24	0.34	0.34	2.33
12/31/22	22.03	0.40	(4.14)	(3.74)	—	—	18.29	(16.98)	20,245	16	0.34	0.34	2.12
12/31/21	19.98	0.28	1.77	2.05	—	—	22.03	10.26	26,606	66	0.34	0.34	1.32

JNL Growth ETF Allocation Fund
Class A
12/31/25	16.22	0.26	2.42	2.68	(0.27)	(1.36)	17.27	16.64	397,364	70	0.65	0.65	1.52
12/31/24	14.93	0.27	1.42	1.69	(0.27)	(0.13)	16.22	11.26	337,199	40	0.65	0.65	1.69
12/31/23	13.54	0.26	1.62	1.88	(0.27)	(0.22)	14.93	14.01	325,645	18	0.65	0.65	1.84
12/31/22	17.37	0.29	(2.94)	(2.65)	(0.21)	(0.97)	13.54	(15.35)	291,303	41	0.65	0.65	1.90
12/31/21	15.59	0.22	2.12	2.34	(0.17)	(0.39)	17.37	15.04	344,505	27	0.65	0.65	1.30

Class I
12/31/25	16.31	0.31	2.44	2.75	(0.32)	(1.36)	17.38	16.97	9,981	70	0.35	0.35	1.76
12/31/24	15.00	0.32	1.44	1.76	(0.32)	(0.13)	16.31	11.63	9,677	40	0.35	0.35	2.01
12/31/23	13.60	0.30	1.63	1.93	(0.31)	(0.22)	15.00	14.35	8,368	18	0.35	0.35	2.11
12/31/22	17.45	0.34	(2.96)	(2.62)	(0.26)	(0.97)	13.60	(15.12)	7,243	41	0.35	0.35	2.25
12/31/21	15.64	0.28	2.12	2.40	(0.20)	(0.39)	17.45	15.43	7,350	27	0.35	0.35	1.63

JNL Moderate ETF Allocation Fund
Class A
12/31/25	12.30	0.35	1.14	1.49	(0.32)	(0.45)	13.02	12.18	217,431	55	0.65	0.65	2.71
12/31/24	11.81	0.32	0.49	0.81	(0.32)	—	12.30	6.79	189,772	33	0.65	0.65	2.59
12/31/23	11.03	0.29	0.76	1.05	(0.27)	—	11.81	9.61	194,974	21	0.65	0.65	2.52
12/31/22	13.61	0.28	(2.06)	(1.78)	(0.18)	(0.62)	11.03	(13.15)	184,798	39	0.65	0.65	2.31
12/31/21	13.00	0.20	0.79	0.99	(0.16)	(0.22)	13.61	7.64	214,552	34	0.65	0.65	1.47

Class I
12/31/25	12.38	0.39	1.15	1.54	(0.36)	(0.45)	13.11	12.48	9,687	55	0.35	0.35	3.03
12/31/24	11.88	0.35	0.51	0.86	(0.36)	—	12.38	7.14	7,546	33	0.35	0.35	2.87
12/31/23	11.10	0.33	0.76	1.09	(0.31)	—	11.88	9.87	8,291	21	0.35	0.35	2.84
12/31/22	13.69	0.33	(2.08)	(1.75)	(0.22)	(0.62)	11.10	(12.88)	7,392	39	0.35	0.35	2.66
12/31/21	13.06	0.25	0.80	1.05	(0.20)	(0.22)	13.69	8.01	8,027	34	0.35	0.35	1.84

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Growth ETF Allocation Fund
Class A
12/31/25	14.13	0.32	1.73	2.05	(0.30)	(1.09)	14.79	14.60	348,605	60	0.65	0.65	2.14
12/31/24	13.32	0.29	0.94	1.23	(0.31)	(0.11)	14.13	9.10	311,025	36	0.65	0.65	2.07
12/31/23	12.42	0.28	1.17	1.45	(0.29)	(0.26)	13.32	11.77	316,029	17	0.65	0.65	2.18
12/31/22	15.54	0.28	(2.49)	(2.21)	(0.20)	(0.71)	12.42	(14.36)	295,150	38	0.65	0.65	2.06
12/31/21	14.39	0.20	1.43	1.63	(0.18)	(0.30)	15.54	11.32	361,487	24	0.65	0.65	1.29

Class I
12/31/25	14.17	0.36	1.76	2.12	(0.35)	(1.09)	14.85	15.01	9,352	60	0.35	0.35	2.41
12/31/24	13.36	0.34	0.93	1.27	(0.35)	(0.11)	14.17	9.37	8,995	36	0.35	0.35	2.39
12/31/23	12.46	0.32	1.17	1.49	(0.33)	(0.26)	13.36	12.08	8,784	17	0.35	0.35	2.46
12/31/22	15.59	0.33	(2.51)	(2.18)	(0.24)	(0.71)	12.46	(14.09)	8,551	38	0.35	0.35	2.41
12/31/21	14.43	0.25	1.42	1.67	(0.21)	(0.30)	15.59	11.63	8,968	24	0.35	0.35	1.62

JNL/Vanguard Growth ETF Allocation Fund
Class A
12/31/25	16.44	0.30	2.34	2.64	—	—	19.08	16.06	2,055,560	16	0.64	0.64	1.72
12/31/24	14.70	0.26	1.48	1.74	—	—	16.44	11.84	1,981,984	28	0.64	0.64	1.65
12/31/23	12.86	0.28	1.56	1.84	—	—	14.70	14.31	2,002,590	15	0.64	0.64	2.05
12/31/22	15.42	0.23	(2.79)	(2.56)	—	—	12.86	(16.60)	1,888,306	10	0.64	0.64	1.70
12/31/21	13.49	0.24	1.69	1.93	—	—	15.42	14.31	2,391,290	5	0.64	0.64	1.60

Class I
12/31/25	16.95	0.39	2.42	2.81	—	—	19.76	16.58	66,279	16	0.22	0.34	2.16
12/31/24	15.10	0.34	1.51	1.85	—	—	16.95	12.25	60,151	28	0.22	0.34	2.08
12/31/23	13.16	0.35	1.59	1.94	—	—	15.10	14.74	58,622	15	0.22	0.34	2.50
12/31/22	15.71	0.30	(2.85)	(2.55)	—	—	13.16	(16.23)	53,213	10	0.22	0.34	2.16
12/31/21	13.68	0.29	1.74	2.03	—	—	15.71	14.84	61,141	5	0.22	0.34	1.94

JNL/Vanguard Moderate ETF Allocation Fund
Class A
12/31/25	13.36	0.37	1.20	1.57	—	—	14.93	11.75	551,053	13	0.65	0.65	2.62
12/31/24	12.47	0.32	0.57	0.89	—	—	13.36	7.14	528,552	23	0.66	0.66	2.44
12/31/23	11.33	0.28	0.86	1.14	—	—	12.47	10.06	537,570	22	0.65	0.65	2.37
12/31/22	13.18	0.22	(2.07)	(1.85)	—	—	11.33	(14.04)	490,545	17	0.65	0.65	1.90
12/31/21	12.39	0.18	0.61	0.79	—	—	13.18	6.38	577,561	20	0.65	0.65	1.43

Class I
12/31/25	13.79	0.44	1.24	1.68	—	—	15.47	12.18	23,125	13	0.22	0.35	3.05
12/31/24	12.81	0.39	0.59	0.98	—	—	13.79	7.65	22,920	23	0.23	0.36	2.91
12/31/23	11.59	0.33	0.89	1.22	—	—	12.81	10.53	18,921	22	0.22	0.35	2.78
12/31/22	13.43	0.28	(2.12)	(1.84)	—	—	11.59	(13.70)	18,485	17	0.22	0.35	2.37
12/31/21	12.56	0.25	0.62	0.87	—	—	13.43	6.93	19,256	20	0.22	0.35	1.88

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
12/31/25		14.85	0.34	1.76	2.10	—	—	16.95	14.14	946,889	11		0.65	0.65	2.16
12/31/24		13.55	0.29	1.01	1.30	—	—	14.85	9.59	899,970	24		0.65	0.65	2.05
12/31/23		12.07	0.28	1.20	1.48	—	—	13.55	12.26	894,812	20		0.65	0.65	2.22
12/31/22		14.27	0.23	(2.43)	(2.20)	—	—	12.07	(15.42)	827,236	12		0.65	0.65	1.79
12/31/21		12.93	0.21	1.13	1.34	—	—	14.27	10.36	991,724	7		0.65	0.65	1.49

Class I
12/31/25		15.32	0.42	1.82	2.24	—	—	17.56	14.62	40,810	11		0.23	0.35	2.58
12/31/24		13.91	0.36	1.05	1.41	—	—	15.32	10.14	38,355	24		0.23	0.35	2.46
12/31/23		12.34	0.34	1.23	1.57	—	—	13.91	12.72	38,285	20		0.23	0.35	2.59
12/31/22		14.54	0.29	(2.49)	(2.20)	—	—	12.34	(15.13)	39,355	12		0.23	0.35	2.25
12/31/21		13.11	0.27	1.16	1.43	—	—	14.54	10.91	42,431	7		0.23	0.35	1.93

JNL Bond Index Fund(a)

Class I
12/31/25		9.34	0.36	0.31	0.67	—	—	10.01	7.17	1,049,234	88	(c)	0.08	0.21	3.76
12/31/24		9.23	0.33	(0.22)	0.11	—	—	9.34	1.19	1,034,647	76	(c)	0.07	0.20	3.54
12/31/23		8.75	0.27	0.21	0.48	—	—	9.23	5.49	1,039,960	75	(c)	0.08	0.21	2.99
12/31/22		10.07	0.17	(1.49)	(1.32)	—	—	8.75	(13.11)	1,021,370	104	(c)	0.07	0.20	1.82
12/31/21	(b)	10.00	0.07	0.00	0.07	—	—	10.07	0.70	1,321,262	41	(c)	0.08	0.21	0.99

JNL Emerging Markets Index Fund(a)

Class I
12/31/25		8.75	0.24	2.53	2.77	—	—	11.52	31.66	930,603	11		0.16	0.22	2.37
12/31/24		8.24	0.21	0.30	0.51	—	—	8.75	6.19	780,857	5		0.19	0.24	2.40
12/31/23		7.50	0.22	0.52	0.74	—	—	8.24	9.87	844,712	12		0.16	0.22	2.83
12/31/22		9.20	0.24	(1.94)	(1.70)	—	—	7.50	(18.48)	818,930	7		0.16	0.22	3.03
12/31/21	(b)	10.00	0.16	(0.96)	(0.80)	—	—	9.20	(8.00)	1,069,080	20		0.17	0.23	2.40

JNL International Index Fund(a)

Class I
12/31/25		9.74	0.31	2.81	3.12	(0.28)	(0.21)	12.37	32.13	3,088,098	15		0.10	0.21	2.70
12/31/24		9.81	0.30	0.05	0.35	(0.38)	(0.04)	9.74	3.46	2,079,893	4		0.10	0.21	2.86
12/31/23		8.57	0.28	1.24	1.52	(0.28)	—	9.81	17.83	2,305,357	7		0.10	0.21	2.96
12/31/22		10.29	0.26	(1.67)	(1.41)	(0.25)	(0.06)	8.57	(13.75)	2,129,382	2		0.10	0.21	2.97
12/31/21	(b)	10.00	0.16	0.13	0.29	—	—	10.29	2.90	2,647,040	5		0.11	0.22	2.26

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)

Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was as follows: December 31, 2025: 148%; December 31, 2024: 136%; December 31, 2023: 123%; December 31, 2022: 204%; December 31, 2021: 129%;

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Mid Cap Index Fund(a)

Class I
12/31/25		12.01	0.17	0.72	0.89	—	—	12.90	7.41	3,254,155	15	0.10		0.22		1.40
12/31/24		10.55	0.16	1.30	1.46	—	—	12.01	13.84	3,444,243	16	0.10		0.22		1.41
12/31/23		9.07	0.15	1.33	1.48	—	—	10.55	16.32	3,371,284	19	0.10		0.22		1.59
12/31/22		10.44	0.14	(1.51)	(1.37)	—	—	9.07	(13.12)	3,069,360	12	0.10		0.22		1.48
12/31/21	(b)	10.00	0.09	0.35	0.44	—	—	10.44	4.40	3,851,884	12	0.11		0.23		1.26

JNL Small Cap Index Fund(a)

Class I
12/31/25		11.05	0.16	0.51	0.67	—	—	11.72	6.06	2,358,940	36	0.10		0.22		1.49
12/31/24		10.18	0.17	0.70	0.87	—	—	11.05	8.55	2,534,122	32	0.10		0.22		1.58
12/31/23		8.77	0.15	1.26	1.41	—	—	10.18	16.08	2,610,779	36	0.10		0.22		1.66
12/31/22		10.47	0.13	(1.83)	(1.70)	—	—	8.77	(16.24)	2,335,017	23	0.10		0.22		1.42
12/31/21	(b)	10.00	0.08	0.39	0.47	—	—	10.47	4.70	2,982,389	17	0.11		0.23		1.22

JNL Multi-Manager Alternative Fund
Class A
12/31/25		12.91	(0.07)	1.30	1.23	—	—	14.14	9.53	198,642	165	2.18	(c)	2.26	(c)	(0.49)
12/31/24		11.78	0.04	1.09	1.13	—	—	12.91	9.59	195,868	139	2.19	(c)	2.19	(c)	0.32
12/31/23		10.59	0.06	1.13	1.19	—	—	11.78	11.24	202,880	127	2.41	(c)	2.41	(c)	0.51
12/31/22		11.82	0.06	(1.29)	(1.23)	—	—	10.59	(10.41)	205,495	117	2.16	(c)	2.16	(c)	0.59
12/31/21		11.50	0.07	0.25	0.32	—	—	11.82	2.78	248,560	127	2.01	(c)	2.01	(c)	0.59

Class I
12/31/25		13.18	(0.03)	1.32	1.29	—	—	14.47	9.79	763,904	165	1.88	(c)	1.96	(c)	(0.24)
12/31/24		11.98	0.08	1.12	1.20	—	—	13.18	10.02	605,289	139	1.89	(c)	1.89	(c)	0.63
12/31/23		10.74	0.09	1.15	1.24	—	—	11.98	11.55	791,361	127	2.11	(c)	2.11	(c)	0.81
12/31/22		11.96	0.10	(1.32)	(1.22)	—	—	10.74	(10.20)	874,517	117	1.86	(c)	1.86	(c)	0.89
12/31/21		11.60	0.11	0.25	0.36	—	—	11.96	3.10	1,113,115	127	1.71	(c)	1.71	(c)	0.90

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: December 31, 2025: 1.70%, 1.62% December 31, 2024: 1.71%, 1.71% December 31, 2023: 1.69%, 1.69% December 31, 2022: 1.67%, 1.67% December 31, 2021: 1.68%, 1.68% Class I: December 31, 2025: 1.40%, 1.32% December 31, 2024: 1.41%, 1.41% December 31, 2023: 1.39%, 1.39% December 31, 2022: 1.37%, 1.37% December 31, 2021: 1.38%, 1.38%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund
Class A
12/31/25	8.74	0.15	1.97	2.12	(0.08)	—	10.78	24.27	591,779	60	1.22	1.22	1.52
12/31/24	8.45	0.12	0.27	0.39	(0.10)	—	8.74	4.58	559,532	81	1.22	1.22	1.36
12/31/23	7.79	0.11	0.67	0.78	(0.12)	—	8.45	10.11	626,215	42	1.23	1.23	1.34
12/31/22	11.28	0.11	(2.83)	(2.72)	(0.08)	(0.69)	7.79	(24.13)	627,647	41	1.21	1.21	1.22
12/31/21	11.42	0.08	(0.07)	0.01	(0.15)	—	11.28	0.08	909,805	54	1.22	1.22	0.64

Class I
12/31/25	8.76	0.18	1.97	2.15	(0.11)	—	10.80	24.59	812,386	60	0.92	0.92	1.84
12/31/24	8.47	0.15	0.27	0.42	(0.13)	—	8.76	4.90	561,259	81	0.92	0.92	1.66
12/31/23	7.81	0.13	0.68	0.81	(0.15)	—	8.47	10.47	306,613	42	0.93	0.93	1.64
12/31/22	11.33	0.14	(2.85)	(2.71)	(0.12)	(0.69)	7.81	(23.93)	302,526	41	0.91	0.91	1.48
12/31/21	11.46	0.11	(0.06)	0.05	(0.18)	—	11.33	0.40	697,136	54	0.92	0.92	0.95

JNL Multi-Manager Floating Rate Income Fund
Class A
12/31/25	13.30	1.03	(0.52)	0.51	—	—	13.81	3.83	908,046	52	0.94	0.94	7.64
12/31/24	12.30	1.16	(0.16)	1.00	—	—	13.30	8.13	1,083,216	47	0.93	0.93	9.02
12/31/23	10.87	1.05	0.38	1.43	—	—	12.30	13.16	1,196,582	53	0.86	0.93	9.09
12/31/22	11.40	0.58	(1.11)	(0.53)	—	—	10.87	(4.65)	1,196,910	68	0.89	0.93	5.27
12/31/21	10.99	0.39	0.02	0.41	—	—	11.40	3.73	1,197,306	106	0.93	0.93	3.51

Class I
12/31/25	13.56	1.09	(0.53)	0.56	—	—	14.12	4.13	18,965	52	0.64	0.64	7.93
12/31/24	12.51	1.22	(0.17)	1.05	—	—	13.56	8.39	16,149	47	0.63	0.63	9.32
12/31/23	11.02	1.10	0.39	1.49	—	—	12.51	13.52	17,181	53	0.56	0.63	9.37
12/31/22	11.52	0.62	(1.12)	(0.50)	—	—	11.02	(4.34)	19,194	68	0.59	0.63	5.54
12/31/21	11.07	0.44	0.01	0.45	—	—	11.52	4.06	10,903	106	0.63	0.63	3.86

JNL Multi-Manager International Small Cap Fund
Class A
12/31/25	11.06	0.17	2.64	2.81	(0.26)	—	13.61	25.49	404,265	116	1.20	1.21	1.38
12/31/24	10.94	0.16	0.40	0.56	(0.44)	—	11.06	4.98	401,528	78	1.22	1.22	1.41
12/31/23	9.19	0.19	1.86	2.05	(0.30)	—	10.94	22.47	430,765	70	1.21	1.21	1.88
12/31/22	15.74	0.24	(5.03)	(4.79)	(0.14)	(1.62)	9.19	(30.44)	372,710	65	1.21	1.21	2.09
12/31/21	13.76	0.13	2.01	2.14	(0.05)	(0.11)	15.74	15.62	560,879	93	1.23	1.23	0.83

Class I
12/31/25	11.18	0.21	2.68	2.89	(0.31)	—	13.76	25.88	291,214	116	0.90	0.91	1.63
12/31/24	11.05	0.20	0.40	0.60	(0.47)	—	11.18	5.32	252,587	78	0.92	0.92	1.71
12/31/23	9.28	0.22	1.88	2.10	(0.33)	—	11.05	22.84	253,262	70	0.91	0.91	2.18
12/31/22	15.88	0.28	(5.09)	(4.81)	(0.17)	(1.62)	9.28	(30.27)	218,213	65	0.91	0.91	2.39
12/31/21	13.84	0.17	2.03	2.20	(0.05)	(0.11)	15.88	15.96	332,027	93	0.91	0.91	1.10

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Mid Cap Fund
Class A
12/31/25	20.27	0.04	0.33	0.37	—	—	20.64	1.83	419,344	85	1.07	1.08	0.21
12/31/24	18.95	0.07	1.25	1.32	—	—	20.27	6.97	458,580	45	1.08	1.08	0.35
12/31/23	16.87	0.10	1.98	2.08	—	—	18.95	12.33	479,354	44	1.08	1.08	0.59
12/31/22	20.19	0.07	(3.39)	(3.32)	—	—	16.87	(16.44)	424,102	45	1.07	1.07	0.39
12/31/21	16.25	0.05	3.89	3.94	—	—	20.19	24.25	476,106	40	1.08	1.08	0.26

Class I
12/31/25	20.66	0.10	0.34	0.44	—	—	21.10	2.13	735,087	85	0.77	0.78	0.50
12/31/24	19.25	0.13	1.28	1.41	—	—	20.66	7.32	753,782	45	0.78	0.78	0.65
12/31/23	17.09	0.16	2.00	2.16	—	—	19.25	12.64	1,055,576	44	0.78	0.78	0.88
12/31/22	20.39	0.12	(3.42)	(3.30)	—	—	17.09	(16.18)	1,005,250	45	0.77	0.77	0.68
12/31/21	16.37	0.10	3.92	4.02	—	—	20.39	24.56	1,376,087	40	0.78	0.78	0.54

JNL Multi-Manager Small Cap Growth Fund
Class A
12/31/25	42.44	(0.19)	1.70	1.51	—	—	43.95	3.56	1,733,057	78	0.97	0.97	(0.45)
12/31/24	38.70	(0.18)	3.92	3.74	—	—	42.44	9.66	1,891,564	70	0.97	0.97	(0.44)
12/31/23	33.27	(0.15)	5.58	5.43	—	—	38.70	16.32	1,975,439	54	0.97	0.97	(0.43)
12/31/22	48.27	(0.20)	(14.80)	(15.00)	—	—	33.27	(31.08)	1,761,597	74	0.96	0.96	(0.56)
12/31/21	46.90	(0.34)	1.71	1.37	—	—	48.27	2.92	2,838,668	72	0.96	0.96	(0.69)

Class I
12/31/25	45.49	(0.07)	1.83	1.76	—	—	47.25	3.87	472,898	78	0.67	0.67	(0.15)
12/31/24	41.35	(0.06)	4.20	4.14	—	—	45.49	10.01	509,704	70	0.67	0.67	(0.14)
12/31/23	35.44	(0.05)	5.96	5.91	—	—	41.35	16.68	354,911	54	0.67	0.67	(0.13)
12/31/22	51.27	(0.10)	(15.73)	(15.83)	—	—	35.44	(30.88)	321,096	74	0.66	0.66	(0.26)
12/31/21	49.67	(0.20)	1.80	1.60	—	—	51.27	3.22	473,249	72	0.66	0.66	(0.39)

JNL Multi-Manager Small Cap Value Fund
Class A
12/31/25	21.53	0.08	0.50	0.58	—	—	22.11	2.69	1,244,825	34	1.07	1.07	0.37
12/31/24	19.67	0.06	1.80	1.86	—	—	21.53	9.46	1,345,079	30	1.07	1.07	0.30
12/31/23	16.26	0.06	3.35	3.41	—	—	19.67	20.97	1,293,833	24	1.07	1.07	0.36
12/31/22	18.51	0.02	(2.27)	(2.25)	—	—	16.26	(12.16)	1,143,636	27	1.06	1.06	0.14
12/31/21	15.05	0.02	3.44	3.46	—	—	18.51	22.99	1,381,521	40	1.07	1.07	0.12

Class I
12/31/25	21.95	0.15	0.51	0.66	—	—	22.61	3.01	475,159	34	0.77	0.77	0.67
12/31/24	19.99	0.13	1.83	1.96	—	—	21.95	9.80	544,127	30	0.77	0.77	0.60
12/31/23	16.47	0.12	3.40	3.52	—	—	19.99	21.37	499,915	24	0.77	0.77	0.66
12/31/22	18.70	0.07	(2.30)	(2.23)	—	—	16.47	(11.93)	461,308	27	0.76	0.76	0.43
12/31/21	15.16	0.07	3.47	3.54	—	—	18.70	23.35	614,326	40	0.77	0.77	0.41

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager U.S. Select Equity Fund
Class A
12/31/25		16.23	0.10		2.50	2.60	—	—	18.83	16.02	83,689	107	0.98	0.98	0.57
12/31/24		12.00	0.02		4.21	4.23	—	—	16.23	35.25	11,526	139	0.98	0.98	0.12
12/31/23		9.77	(0.00)	(a)	2.23	2.23	—	—	12.00	22.82	1	117	1.03	1.03	(0.02)
12/31/22	(b)	10.00	0.02		(0.25)	(0.23)	—	—	9.77	(2.30)	1	9	1.11	1.11	1.61

Class I
12/31/25		16.35	0.16		2.52	2.68	—	—	19.03	16.39	1,310,402	107	0.68	0.68	0.89
12/31/24		12.05	0.05		4.25	4.30	—	—	16.35	35.68	1,106,246	139	0.68	0.68	0.35
12/31/23		9.78	0.04		2.23	2.27	—	—	12.05	23.21	434,673	117	0.68	0.68	0.37
12/31/22	(b)	10.00	0.03		(0.25)	(0.22)	—	—	9.78	(2.20)	333,167	9	0.71	0.71	2.01

JNL S&P 500 Index Fund

Class I
12/31/25		26.31	0.33		4.35	4.68	—	—	30.99	17.79	571,892	19	0.09	0.32	1.17
12/31/24		21.07	0.31		4.93	5.24	—	—	26.31	24.87	499,111	19	0.09	0.32	1.29
12/31/23		16.70	0.30		4.07	4.37	—	—	21.07	26.17	376,254	9	0.09	0.32	1.60
12/31/22		20.41	0.27		(3.98)	(3.71)	—	—	16.70	(18.18)	278,987	11	0.09	0.32	1.54
12/31/21		15.88	0.24		4.29	4.53	—	—	20.41	28.53	304,384	7	0.09	0.32	1.29

JNL/AB Sustainable Global Thematic Fund
Class A
12/31/25		11.46	(0.01)		0.69	0.68	—	—	12.14	5.93	26,191	76	1.18	1.18	(0.06)
12/31/24		10.80	(0.02)		0.68	0.66	—	—	11.46	6.11	21,518	48	1.20	1.20	(0.14)
12/31/23		9.33	0.02		1.45	1.47	—	—	10.80	15.76	18,384	49	1.13	1.13	0.17
12/31/22	(c)	10.00	0.01		(0.68)	(0.67)	—	—	9.33	(6.70)	13,827	28	1.15	1.15	0.11

Class I
12/31/25		11.55	0.03		0.70	0.73	—	—	12.28	6.32	906	76	0.88	0.88	0.23
12/31/24		10.86	0.02		0.67	0.69	—	—	11.55	6.35	555	48	0.90	0.90	0.18
12/31/23		9.36	0.05		1.45	1.50	—	—	10.86	16.03	642	49	0.83	0.83	0.45
12/31/22	(c)	10.00	0.01		(0.65)	(0.64)	—	—	9.36	(6.40)	226	28	0.85	0.85	0.10

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on November 15, 2022.
(c)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/AQR Large Cap Defensive Style Fund
Class A
12/31/25	17.01	0.14	2.08	2.22	—	—	19.23	13.05	403,629	28	0.85		0.85		0.77
12/31/24	14.75	0.16	2.10	2.26	—	—	17.01	15.32	387,043	21	0.85		0.85		0.96
12/31/23	13.34	0.18	1.23	1.41	—	—	14.75	10.57	386,324	23	0.85		0.85		1.28
12/31/22	14.59	0.14	(1.39)	(1.25)	—	—	13.34	(8.57)	383,202	25	0.85		0.85		1.06
12/31/21	11.96	0.08	2.55	2.63	—	—	14.59	21.99	411,317	24	0.86		0.86		0.61

Class I
12/31/25	17.29	0.20	2.12	2.32	—	—	19.61	13.42	10,414	28	0.55		0.55		1.07
12/31/24	14.95	0.21	2.13	2.34	—	—	17.29	15.65	7,291	21	0.55		0.55		1.26
12/31/23	13.48	0.22	1.25	1.47	—	—	14.95	10.91	7,087	23	0.55		0.55		1.58
12/31/22	14.70	0.19	(1.41)	(1.22)	—	—	13.48	(8.30)	6,326	25	0.55		0.55		1.38
12/31/21	12.01	0.13	2.56	2.69	—	—	14.70	22.40	5,580	24	0.56		0.56		0.94

JNL/BlackRock Global Allocation Fund
Class A
12/31/25	17.96	0.39	2.98	3.37	—	—	21.33	18.76	2,587,479	135	1.03		1.03		1.98
12/31/24	16.42	0.39	1.15	1.54	—	—	17.96	9.38	2,595,734	156	1.03	(a)	1.03	(a)	2.25
12/31/23	14.41	0.35	1.66	2.01	—	—	16.42	13.95	2,793,033	221	1.03	(a)	1.03	(a)	2.28
12/31/22	17.05	0.16	(2.80)	(2.64)	—	—	14.41	(15.48)	2,780,861	126	1.03	(a)	1.03	(a)	1.04
12/31/21	15.89	0.12	1.04	1.16	—	—	17.05	7.30	3,684,164	137	1.03	(a)	1.03	(a)	0.69

Class I
12/31/25	18.45	0.46	3.06	3.52	—	—	21.97	19.08	20,999	135	0.73		0.73		2.28
12/31/24	16.81	0.46	1.18	1.64	—	—	18.45	9.76	20,380	156	0.73	(a)	0.73	(a)	2.54
12/31/23	14.70	0.40	1.71	2.11	—	—	16.81	14.35	20,626	221	0.73	(a)	0.73	(a)	2.57
12/31/22	17.35	0.19	(2.84)	(2.65)	—	—	14.70	(15.27)	107,533	126	0.73	(a)	0.73	(a)	1.27
12/31/21	16.12	0.17	1.06	1.23	—	—	17.35	7.63	349,665	137	0.73	(a)	0.73	(a)	0.99

JNL/BlackRock Global Natural Resources Fund
Class A
12/31/25	12.39	0.28	3.41	3.69	—	—	16.08	29.78	736,135	94	1.00		1.00		2.05
12/31/24	12.85	0.28	(0.74)	(0.46)	—	—	12.39	(3.58)	702,739	65	0.99		0.99		2.14
12/31/23	13.06	0.35	(0.56)	(0.21)	—	—	12.85	(1.61)	901,458	44	0.97		0.97		2.74
12/31/22	11.10	0.33	1.63	1.96	—	—	13.06	17.66	1,324,729	90	0.97		0.97		2.71
12/31/21	8.50	0.33	2.27	2.60	—	—	11.10	30.59	852,549	68	0.99		0.99		3.22

Class I
12/31/25	12.72	0.34	3.50	3.84	—	—	16.56	30.19	9,057	94	0.70		0.70		2.38
12/31/24	13.15	0.26	(0.69)	(0.43)	—	—	12.72	(3.27)	9,405	65	0.69		0.69		2.06
12/31/23	13.33	0.39	(0.57)	(0.18)	—	—	13.15	(1.35)	122,479	44	0.67		0.67		2.97
12/31/22	11.28	0.37	1.68	2.05	—	—	13.33	18.17	277,084	90	0.67		0.67		2.96
12/31/21	8.62	0.36	2.30	2.66	—	—	11.28	30.86	9,884	68	0.69		0.69		3.50

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: December 31, 2024: 1.03%, 1.03% December 31, 2023: 1.03%, 1.03% December 31, 2022: 1.03%, 1.03% December 31, 2021: 1.02%, 1.02% Class I: December 31, 2024: 0.73%, 0.73% December 31, 2023: 0.73%, 0.73% December 31, 2022: 0.72%, 0.72% December 31, 2021: 0.72%, 0.72%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/BlackRock Large Cap Select Growth Fund
Class A
12/31/25	91.67	(0.42)	10.88	10.46	—	—	102.13	11.41	3,902,269	63	0.83	0.86	(0.45)
12/31/24	69.72	(0.23)	22.18	21.95	—	—	91.67	31.48	4,282,248	26	0.83	0.86	(0.28)
12/31/23	46.58	(0.08)	23.22	23.14	—	—	69.72	49.68	3,573,764	22	0.84	0.87	(0.13)
12/31/22	74.98	(0.08)	(28.32)	(28.40)	—	—	46.58	(37.88)	2,484,178	65	0.87	0.87	(0.15)
12/31/21	62.25	(0.28)	13.01	12.73	—	—	74.98	20.45	4,483,180	40	0.86	0.86	(0.41)

Class I
12/31/25	97.42	(0.15)	11.59	11.44	—	—	108.86	11.74	510,648	63	0.53	0.56	(0.15)
12/31/24	73.87	0.02	23.53	23.55	—	—	97.42	31.88	551,022	26	0.53	0.56	0.02
12/31/23	49.21	0.10	24.56	24.66	—	—	73.87	50.11	803,780	22	0.54	0.57	0.16
12/31/22	78.97	0.09	(29.85)	(29.76)	—	—	49.21	(37.69)	721,712	65	0.57	0.57	0.16
12/31/21	65.37	(0.08)	13.68	13.60	—	—	78.97	20.80	876,320	40	0.56	0.56	(0.11)

JNL/Causeway International Value Select Fund
Class A
12/31/25	18.19	0.35	7.39	7.74	(0.41)	(1.70)	23.82	43.10	1,382,195	45	0.96	0.96	1.60
12/31/24	19.18	0.44	0.46	0.90	(0.37)	(1.52)	18.19	4.49	657,123	55	0.97	0.97	2.18
12/31/23	15.17	0.35	3.94	4.29	(0.28)	—	19.18	28.35	789,894	48	0.97	0.97	1.96
12/31/22	16.54	0.27	(1.44)	(1.17)	(0.20)	—	15.17	(7.05)	508,639	63	0.97	0.97	1.83
12/31/21	15.45	0.22	1.09	1.31	(0.22)	—	16.54	8.50	533,301	50	0.97	0.97	1.32

Class I
12/31/25	18.84	0.45	7.63	8.08	(0.45)	(1.70)	24.77	43.44	1,408,527	45	0.66	0.66	2.00
12/31/24	19.80	0.51	0.49	1.00	(0.44)	(1.52)	18.84	4.82	1,273,278	55	0.67	0.67	2.48
12/31/23	15.63	0.41	4.08	4.49	(0.32)	—	19.80	28.79	1,099,837	48	0.67	0.67	2.27
12/31/22	17.03	0.33	(1.48)	(1.15)	(0.25)	—	15.63	(6.74)	852,923	63	0.67	0.67	2.14
12/31/21	15.90	0.28	1.11	1.39	(0.26)	—	17.03	8.76	899,230	50	0.67	0.67	1.63

JNL/ClearBridge Large Cap Growth Fund
Class A
12/31/25	28.06	(0.11)	2.65	2.54	—	—	30.60	9.05	793,318	22	0.94	0.94	(0.38)
12/31/24	22.00	(0.06)	6.12	6.06	—	—	28.06	27.55	891,299	16	0.93	0.93	(0.22)
12/31/23	15.22	(0.04)	6.82	6.78	—	—	22.00	44.55	659,013	12	0.94	0.94	(0.19)
12/31/22	22.55	(0.04)	(7.29)	(7.33)	—	—	15.22	(32.51)	376,862	22	0.94	0.94	(0.25)
12/31/21	18.61	(0.07)	4.01	3.94	—	—	22.55	21.17	585,047	17	0.94	0.94	(0.35)

Class I
12/31/25	28.66	(0.02)	2.71	2.69	—	—	31.35	9.39	582,860	22	0.64	0.64	(0.08)
12/31/24	22.41	0.02	6.23	6.25	—	—	28.66	27.89	726,360	16	0.63	0.63	0.08
12/31/23	15.45	0.02	6.94	6.96	—	—	22.41	45.05	956,680	12	0.64	0.64	0.11
12/31/22	22.83	0.01	(7.39)	(7.38)	—	—	15.45	(32.33)	891,265	22	0.64	0.64	0.07
12/31/21	18.78	(0.01)	4.06	4.05	—	—	22.83	21.57	952,252	17	0.64	0.64	(0.05)

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Cohen & Steers U.S. Realty Fund
Class A
12/31/25	9.50	0.18	0.09	0.27	(0.37)	—	9.40	2.79	76,310	40	1.06	1.06	1.89
12/31/24	9.55	0.20	0.26	0.46	(0.51)	—	9.50	4.46	93,425	255	1.09	1.09	2.08
12/31/23	8.90	0.21	0.64	0.85	(0.20)	—	9.55	9.66	105,420	160	1.11	1.11	2.37
12/31/22	14.28	0.18	(3.81)	(3.63)	(0.13)	(1.62)	8.90	(25.74)	107,426	157	1.10	1.10	1.46
12/31/21	9.99	0.12	4.28	4.40	(0.11)	—	14.28	44.13	187,237	136	1.11	1.11	0.98

Class I
12/31/25	9.60	0.22	0.08	0.30	(0.41)	—	9.49	3.06	3,426	40	0.76	0.76	2.18
12/31/24	9.64	0.20	0.30	0.50	(0.54)	—	9.60	4.83	3,649	255	0.80	0.80	2.13
12/31/23	9.00	0.25	0.63	0.88	(0.24)	—	9.64	9.89	104,548	160	0.81	0.81	2.69
12/31/22	14.41	0.22	(3.86)	(3.64)	(0.15)	(1.62)	9.00	(25.55)	118,882	157	0.80	0.80	1.79
12/31/21	10.05	0.15	4.33	4.48	(0.12)	—	14.41	44.65	187,501	136	0.81	0.81	1.21

JNL/DFA International Core Equity Fund
Class A
12/31/25	11.41	0.28	3.74	4.02	(0.21)	—	15.22	35.29	599,205	16	0.91	0.91	2.04
12/31/24	11.23	0.27	0.18	0.45	(0.27)	—	11.41	3.94	303,611	20	0.90	0.90	2.26
12/31/23	9.89	0.25	1.28	1.53	(0.19)	—	11.23	15.59	288,098	26	0.90	0.90	2.33
12/31/22	12.53	0.26	(1.77)	(1.51)	(0.13)	(1.00)	9.89	(12.05)	203,994	21	0.90	0.90	2.38
12/31/21	11.50	0.19	1.10	1.29	(0.18)	(0.08)	12.53	11.33	120,033	125	0.91	0.91	1.52

Class I
12/31/25	11.49	0.36	3.74	4.10	(0.24)	—	15.35	35.75	31,576	16	0.56	0.61	2.64
12/31/24	11.30	0.30	0.20	0.50	(0.31)	—	11.49	4.29	21,878	20	0.55	0.60	2.57
12/31/23	9.94	0.28	1.30	1.58	(0.22)	—	11.30	15.96	18,374	26	0.55	0.60	2.65
12/31/22	12.56	0.29	(1.75)	(1.46)	(0.16)	(1.00)	9.94	(11.66)	13,953	21	0.55	0.60	2.71
12/31/21	11.56	0.29	1.04	1.33	(0.25)	(0.08)	12.56	11.63	6,821	125	0.56	0.61	2.37

JNL/DFA U.S. Core Equity Fund
Class A
12/31/25	29.15	0.18	4.22	4.40	—	—	33.55	15.09	1,249,053	2	0.80	0.80	0.58
12/31/24	24.21	0.18	4.76	4.94	—	—	29.15	20.40	1,305,601	4	0.80	0.80	0.68
12/31/23	19.80	0.20	4.21	4.41	—	—	24.21	22.27	1,254,827	6	0.80	0.80	0.94
12/31/22	23.46	0.19	(3.85)	(3.66)	—	—	19.80	(15.60)	1,147,448	10	0.80	0.80	0.90
12/31/21	18.49	0.14	4.83	4.97	—	—	23.46	26.88	1,454,789	9	0.80	0.80	0.64

Class I
12/31/25	31.58	0.31	4.60	4.91	—	—	36.49	15.55	41,743	2	0.45	0.50	0.93
12/31/24	26.15	0.30	5.13	5.43	—	—	31.58	20.76	40,835	4	0.45	0.50	1.02
12/31/23	21.31	0.30	4.54	4.84	—	—	26.15	22.71	100,784	6	0.45	0.50	1.29
12/31/22	25.16	0.28	(4.13)	(3.85)	—	—	21.31	(15.30)	96,892	10	0.45	0.50	1.26
12/31/21	19.76	0.23	5.17	5.40	—	—	25.16	27.33	111,159	9	0.45	0.50	0.99

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Small Cap Fund
Class A
12/31/25	13.12	0.06	0.86	0.92	—	—	14.04	7.01	678,470	20	0.99	0.99	0.44
12/31/24	12.01	0.05	1.06	1.11	—	—	13.12	9.24	631,477	19	0.98	0.98	0.43
12/31/23	10.29	0.05	1.67	1.72	—	—	12.01	16.72	574,349	24	0.99	0.99	0.51
12/31/22	11.93	0.05	(1.69)	(1.64)	—	—	10.29	(13.75)	471,784	28	0.99	0.99	0.48
12/31/21	9.36	0.02	2.55	2.57	—	—	11.93	27.46	543,705	35	1.01	1.01	0.18

Class I
12/31/25	13.36	0.11	0.88	0.99	—	—	14.35	7.41	29,436	20	0.64	0.69	0.79
12/31/24	12.18	0.10	1.08	1.18	—	—	13.36	9.69	29,977	19	0.63	0.68	0.79
12/31/23	10.40	0.09	1.69	1.78	—	—	12.18	17.12	23,427	24	0.64	0.69	0.86
12/31/22	12.02	0.09	(1.71)	(1.62)	—	—	10.40	(13.48)	18,004	28	0.64	0.69	0.84
12/31/21	9.39	0.06	2.57	2.63	—	—	12.02	28.01	19,329	35	0.66	0.71	0.54

JNL/DoubleLine Core Fixed Income Fund
Class A
12/31/25	12.96	0.62	0.31	0.93	—	—	13.89	7.18	1,593,856	41	0.78	0.78	4.58
12/31/24	12.67	0.59	(0.30)	0.29	—	—	12.96	2.29	1,702,459	100	0.77	0.77	4.58
12/31/23	11.95	0.50	0.22	0.72	—	—	12.67	6.03	1,837,085	144	0.78	0.78	4.14
12/31/22	13.78	0.38	(2.21)	(1.83)	—	—	11.95	(13.28)	1,868,458	140	0.77	0.77	3.02
12/31/21	13.84	0.30	(0.36)	(0.06)	—	—	13.78	(0.43)	2,483,947	167	0.77	0.77	2.15

Class I
12/31/25	14.22	0.72	0.35	1.07	—	—	15.29	7.52	955,788	41	0.48	0.48	4.88
12/31/24	13.86	0.68	(0.32)	0.36	—	—	14.22	2.60	1,091,209	100	0.47	0.47	4.88
12/31/23	13.03	0.59	0.24	0.83	—	—	13.86	6.37	1,186,035	144	0.48	0.48	4.46
12/31/22	14.98	0.46	(2.41)	(1.95)	—	—	13.03	(13.02)	866,413	140	0.47	0.47	3.32
12/31/21	15.00	0.37	(0.39)	(0.02)	—	—	14.98	(0.13)	1,081,224	167	0.47	0.47	2.45

JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
12/31/25	12.21	0.68	0.36	1.04	—	—	13.25	8.52	126,794	49	1.08	1.08	5.31
12/31/24	11.43	0.68	0.10	0.78	—	—	12.21	6.82	128,070	44	1.08	1.08	5.72
12/31/23	10.44	0.56	0.43	0.99	—	—	11.43	9.48	127,281	42	1.08	1.08	5.19
12/31/22	12.29	0.43	(2.28)	(1.85)	—	—	10.44	(15.05)	126,011	29	1.07	1.07	3.93
12/31/21	12.20	0.37	(0.28)	0.09	—	—	12.29	0.74	163,020	50	1.07	1.07	2.98

Class I
12/31/25	12.22	0.72	0.36	1.08	—	—	13.30	8.84	219,322	49	0.78	0.78	5.61
12/31/24	11.40	0.71	0.11	0.82	—	—	12.22	7.19	210,136	44	0.78	0.78	5.99
12/31/23	10.38	0.59	0.43	1.02	—	—	11.40	9.83	429,726	42	0.78	0.78	5.49
12/31/22	12.18	0.45	(2.25)	(1.80)	—	—	10.38	(14.78)	445,603	29	0.77	0.77	4.19
12/31/21	12.06	0.40	(0.28)	0.12	—	—	12.18	0.99	735,249	50	0.77	0.77	3.29

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
12/31/25	26.06	1.14	1.20	2.34	—		—	28.40	8.98	1,392,645	47	0.98		1.00	4.16
12/31/24	23.05	1.06	1.95	3.01	—		—	26.06	13.06	1,559,920	97	1.00		1.01	4.33
12/31/23	18.09	0.81	4.15	4.96	—		—	23.05	27.42	1,763,845	83	1.01		1.01	3.99
12/31/22	23.71	0.43	(6.05)	(5.62)	—		—	18.09	(23.70)	1,487,301	79	1.00		1.00	2.11
12/31/21	19.12	0.17	4.42	4.59	—		—	23.71	24.01	2,216,351	113	1.00		1.00	0.77

Class I
12/31/25	26.59	1.24	1.23	2.47	—		—	29.06	9.29	26,539	47	0.68		0.70	4.49
12/31/24	23.44	1.14	2.01	3.15	—		—	26.59	13.44	139,050	97	0.70		0.71	4.64
12/31/23	18.34	0.89	4.21	5.10	—		—	23.44	27.81	281,767	83	0.71		0.71	4.29
12/31/22	23.97	0.47	(6.10)	(5.63)	—		—	18.34	(23.49)	256,288	79	0.70		0.70	2.28
12/31/21	19.27	0.24	4.46	4.70	—		—	23.97	24.39	628,818	113	0.70		0.70	1.08

JNL/DoubleLine Total Return Fund
Class A
12/31/25	10.80	0.49	0.33	0.82	—		—	11.62	7.59	704,169	29	0.83		0.83	4.34
12/31/24	10.53	0.44	(0.17)	0.27	—		—	10.80	2.56	717,406	75	0.83		0.83	4.15
12/31/23	10.02	0.38	0.13	0.51	—		—	10.53	5.09	747,890	63	0.83		0.83	3.71
12/31/22	11.52	0.34	(1.84)	(1.50)	—		—	10.02	(13.02)	750,065	59	0.82		0.82	3.16
12/31/21	11.57	0.29	(0.34)	(0.05)	—		—	11.52	(0.43)	981,663	103	0.82		0.82	2.50

Class I
12/31/25	10.99	0.53	0.34	0.87	—		—	11.86	7.92	1,084,654	29	0.53		0.53	4.65
12/31/24	10.68	0.48	(0.17)	0.31	—		—	10.99	2.90	1,239,336	75	0.53		0.53	4.45
12/31/23	10.13	0.41	0.14	0.55	—		—	10.68	5.43	1,403,455	63	0.53		0.53	4.02
12/31/22	11.61	0.37	(1.85)	(1.48)	—		—	10.13	(12.75)	1,288,954	59	0.52		0.52	3.48
12/31/21	11.63	0.33	(0.35)	(0.02)	—		—	11.61	(0.17)	1,571,543	103	0.52		0.52	2.80

JNL/Dreyfus Government Money Market Fund
Class A
12/31/25	1.00	0.04	0.00	0.04	(0.04)		—	1.00	3.78	2,323,775	N/A	0.56		0.56	3.72
12/31/24	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.77	2,543,995	N/A	0.56		0.56	4.67
12/31/23	1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.39	2,719,319	N/A	0.72	(a)	0.56	4.29	(b)
12/31/22	1.00	0.01	(0.01)	0.00	—		—	1.00	0.92	3,038,903	N/A	0.77	(a)	0.56	1.00	(b)
12/31/21	1.00	0.00	0.00	0.00	—		—	1.00	0.00	2,061,601	N/A	0.07		0.56	0.00	(b)

Class I
12/31/25	1.00	0.04	0.00	0.04	(0.04)		—	1.00	4.09	79,143	N/A	0.26		0.26	4.01
12/31/24	1.00	0.05	0.00	0.05	(0.05)		—	1.00	5.07	70,373	N/A	0.26		0.26	5.02
12/31/23	1.00	0.05	0.00	0.05	(0.05)		—	1.00	4.86	190,232	N/A	0.26		0.26	4.68
12/31/22	1.00	0.02	(0.02)	0.00	—		—	1.00	1.27	327,084	N/A	0.37	(a)	0.26	2.35	(b)
12/31/21	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.04	35,773	N/A	0.07		0.26	0.00	(b)

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)

The ratios for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL/Dreyfus Government Money Market Fund for 2021, 2022, and 2023 was (0.49%), 1.21%, and 4.45% respectively, for Class A and (0.19%), 2.46%, and 4.68% respectively, for Class I shares.

(c)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A
12/31/25	12.15	0.54	0.37	0.91	—	—	13.06	7.49	789,232	51	(a)	0.77	0.78	4.25
12/31/24	11.94	0.51	(0.30)	0.21	—	—	12.15	1.76	788,701	52	(a)	0.78	0.78	4.24
12/31/23	11.19	0.47	0.28	0.75	—	—	11.94	6.70	792,977	59	(a)	0.78	0.78	4.10
12/31/22	12.93	0.32	(2.06)	(1.74)	—	—	11.19	(13.46)	760,550	44	(a)	0.79	0.79	2.73
12/31/21	13.02	0.24	(0.33)	(0.09)	—	—	12.93	(0.69)	1,016,621	85	(a)	0.78	0.78	1.84

Class I
12/31/25	12.57	0.59	0.38	0.97	—	—	13.54	7.72	718,284	51	(a)	0.47	0.48	4.55
12/31/24	12.31	0.56	(0.30)	0.26	—	—	12.57	2.11	722,365	52	(a)	0.48	0.48	4.54
12/31/23	11.50	0.52	0.29	0.81	—	—	12.31	7.04	775,610	59	(a)	0.48	0.48	4.41
12/31/22	13.25	0.38	(2.13)	(1.75)	—	—	11.50	(13.21)	528,377	44	(a)	0.49	0.49	3.19
12/31/21	13.30	0.28	(0.33)	(0.05)	—	—	13.25	(0.38)	269,043	85	(a)	0.48	0.48	2.13

JNL/First Sentier Global Infrastructure Fund
Class A
12/31/25	18.18	0.43	2.76	3.19	—	—	21.37	17.55	467,230	59		1.16	1.16	2.12
12/31/24	17.21	0.44	0.53	0.97	—	—	18.18	5.64	495,545	47		1.15	1.15	2.48
12/31/23	16.74	0.42	0.05	0.47	—	—	17.21	2.81	564,121	41		1.15	1.15	2.52
12/31/22	17.44	0.31	(1.01)	(0.70)	—	—	16.74	(4.01)	637,347	53		1.15	1.15	1.85
12/31/21	15.44	0.25	1.75	2.00	—	—	17.44	12.95	711,195	48		1.15	1.15	1.52

Class I
12/31/25	18.59	0.51	2.83	3.34	—	—	21.93	17.97	4,159	59		0.86	0.86	2.46
12/31/24	17.55	0.40	0.64	1.04	—	—	18.59	5.93	4,673	47		0.84	0.85	2.32
12/31/23	17.03	0.48	0.04	0.52	—	—	17.55	3.05	192,430	41		0.85	0.85	2.81
12/31/22	17.69	0.38	(1.04)	(0.66)	—	—	17.03	(3.73)	279,433	53		0.85	0.85	2.17
12/31/21	15.61	0.30	1.78	2.08	—	—	17.69	13.32	318,613	48		0.85	0.85	1.81

JNL/Franklin Templeton Income Fund
Class A
12/31/25	16.17	0.87	1.07	1.94	—	—	18.11	12.00	1,394,441	37		0.93	0.93	5.10
12/31/24	15.20	0.76	0.21	0.97	—	—	16.17	6.38	1,427,879	40		0.93	0.93	4.82
12/31/23	14.05	0.74	0.41	1.15	—	—	15.20	8.19	1,537,339	34		0.94	0.94	5.15
12/31/22	14.70	0.64	(1.29)	(0.65)	—	—	14.05	(4.42)	1,596,450	69		0.93	0.93	4.52
12/31/21	12.81	0.51	1.38	1.89	—	—	14.70	14.75	1,706,537	37		0.93	0.93	3.65

Class I
12/31/25	15.74	0.89	1.04	1.93	—	—	17.67	12.26	9,008	37		0.63	0.63	5.40
12/31/24	14.74	0.79	0.21	1.00	—	—	15.74	6.78	7,239	40		0.63	0.63	5.13
12/31/23	13.58	0.76	0.40	1.16	—	—	14.74	8.54	8,320	34		0.64	0.64	5.45
12/31/22	14.18	0.66	(1.26)	(0.60)	—	—	13.58	(4.23)	8,844	69		0.63	0.63	4.86
12/31/21	12.31	0.53	1.34	1.87	—	—	14.18	15.19	7,541	37		0.63	0.63	3.96

(a)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was as follows: December 31, 2025: 211%; December 31, 2024: 264%; December 31, 2023: 239%; December 31, 2022: 210%; December 31, 2021: 211%;

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs 4 Fund(a)
Class A
12/31/25	41.15	0.55	6.32	6.87	—	—	48.02	16.69	4,915,162	47	0.70	0.70	1.26
12/31/24	34.52	0.51	6.12	6.63	—	—	41.15	19.21	5,029,526	52	0.70	0.70	1.31
12/31/23	30.17	0.58	3.77	4.35	—	—	34.52	14.42	5,050,741	59	0.70	0.70	1.84
12/31/22	33.87	0.55	(4.25)	(3.70)	—	—	30.17	(10.92)	5,104,922	52	0.69	0.69	1.79
12/31/21	25.00	0.26	8.61	8.87	—	—	33.87	35.48	6,547,195	88	0.59	0.59	0.87

Class I
12/31/25	42.06	0.70	6.47	7.17	—	—	49.23	17.05	40,632	47	0.40	0.40	1.56
12/31/24	35.17	0.64	6.25	6.89	—	—	42.06	19.59	35,875	52	0.40	0.40	1.61
12/31/23	30.64	0.69	3.84	4.53	—	—	35.17	14.78	31,267	59	0.40	0.40	2.14
12/31/22	34.31	0.65	(4.32)	(3.67)	—	—	30.64	(10.70)	29,127	52	0.39	0.39	2.10
12/31/21	25.25	0.39	8.67	9.06	—	—	34.31	35.88	33,113	88	0.31	0.31	1.29

JNL/GQG Emerging Markets Equity Fund
Class A
12/31/25	14.83	0.28	1.24	1.52	—	—	16.35	10.25	419,071	70	1.33	1.33	1.82
12/31/24	14.12	0.29	0.42	0.71	—	—	14.83	5.03	447,465	92	1.33	1.34	1.87
12/31/23	10.95	0.37	2.80	3.17	—	—	14.12	28.95	365,328	68	1.36	1.37	3.00
12/31/22	14.02	0.63	(3.70)	(3.07)	—	—	10.95	(21.90)	261,237	118	1.36	1.36	5.25
12/31/21	14.35	0.26	(0.59)	(0.33)	—	—	14.02	(2.30)	314,404	115	1.36	1.36	1.79

Class I
12/31/25	15.15	0.33	1.28	1.61	—	—	16.76	10.63	324,953	70	1.03	1.03	2.11
12/31/24	14.39	0.34	0.42	0.76	—	—	15.15	5.28	434,458	92	1.03	1.04	2.16
12/31/23	11.12	0.41	2.86	3.27	—	—	14.39	29.41	468,337	68	1.06	1.07	3.33
12/31/22	14.20	0.65	(3.73)	(3.08)	—	—	11.12	(21.69)	386,322	118	1.06	1.06	5.37
12/31/21	14.49	0.30	(0.59)	(0.29)	—	—	14.20	(2.00)	625,838	115	1.06	1.06	2.06

(a)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Invesco Diversified Dividend Fund
Class A
12/31/25	16.46	0.21	2.31	2.52	—	—	18.98	15.31	399,313	59	0.98	0.98	1.21
12/31/24	14.62	0.21	1.63	1.84	—	—	16.46	12.59	374,044	45	0.98	0.98	1.34
12/31/23	13.47	0.22	0.93	1.15	—	—	14.62	8.54	377,660	45	0.98	0.98	1.61
12/31/22	13.74	0.22	(0.49)	(0.27)	—	—	13.47	(1.97)	421,229	43	0.98	0.98	1.62
12/31/21	11.58	0.20	1.96	2.16	—	—	13.74	18.65	176,180	44	0.98	0.98	1.58

Class I
12/31/25	16.82	0.27	2.36	2.63	—	—	19.45	15.64	419,681	59	0.68	0.68	1.51
12/31/24	14.90	0.26	1.66	1.92	—	—	16.82	12.89	440,639	45	0.68	0.68	1.65
12/31/23	13.68	0.26	0.96	1.22	—	—	14.90	8.92	657,849	45	0.68	0.68	1.91
12/31/22	13.92	0.26	(0.50)	(0.24)	—	—	13.68	(1.72)	635,461	43	0.68	0.68	1.87
12/31/21	11.69	0.25	1.98	2.23	—	—	13.92	19.08	869,610	44	0.68	0.68	1.92

JNL/Invesco Global Growth Fund
Class A
12/31/25	29.34	(0.05)	4.56	4.51	—	—	33.85	15.37	1,325,397	21	0.96	0.96	(0.16)
12/31/24	25.33	(0.04)	4.05	4.01	—	—	29.34	15.83	1,396,935	12	0.97	0.97	(0.13)
12/31/23	18.82	(0.01)	6.52	6.51	—	—	25.33	34.59	1,412,660	7	0.96	0.96	(0.06)
12/31/22	27.77	(0.01)	(8.94)	(8.95)	—	—	18.82	(32.23)	1,180,323	14	0.95	0.95	(0.06)
12/31/21	24.07	(0.12)	3.82	3.70	—	—	27.77	15.37	1,938,245	7	0.96	0.96	(0.46)

Class I
12/31/25	30.36	0.04	4.74	4.78	—	—	35.14	15.74	19,955	21	0.66	0.66	0.13
12/31/24	26.13	0.06	4.17	4.23	—	—	30.36	16.19	19,326	12	0.67	0.67	0.22
12/31/23	19.36	0.06	6.71	6.77	—	—	26.13	34.97	256,823	7	0.66	0.66	0.24
12/31/22	28.48	0.07	(9.19)	(9.12)	—	—	19.36	(32.02)	237,661	14	0.65	0.65	0.31
12/31/21	24.61	(0.04)	3.91	3.87	—	—	28.48	15.73	772,262	7	0.66	0.66	(0.16)

JNL/Invesco Small Cap Growth Fund
Class A
12/31/25	38.11	(0.23)	2.58	2.35	—	—	40.46	6.17	1,565,686	86	1.03	1.03	(0.61)
12/31/24	32.65	(0.19)	5.65	5.46	—	—	38.11	16.72	1,766,933	60	1.03	1.04	(0.54)
12/31/23	29.12	(0.12)	3.65	3.53	—	—	32.65	12.12	1,682,094	64	1.05	1.06	(0.39)
12/31/22	45.01	(0.15)	(15.74)	(15.89)	—	—	29.12	(35.30)	1,563,204	50	1.05	1.06	(0.47)
12/31/21	41.96	(0.33)	3.38	3.05	—	—	45.01	7.27	2,518,255	39	1.05	1.05	(0.73)

Class I
12/31/25	40.41	(0.13)	2.75	2.62	—	—	43.03	6.48	22,997	86	0.73	0.73	(0.31)
12/31/24	34.52	(0.09)	5.98	5.89	—	—	40.41	17.06	25,251	60	0.73	0.74	(0.24)
12/31/23	30.69	(0.03)	3.86	3.83	—	—	34.52	12.48	22,082	64	0.75	0.76	(0.08)
12/31/22	47.30	(0.06)	(16.55)	(16.61)	—	—	30.69	(35.12)	16,466	50	0.75	0.76	(0.18)
12/31/21	43.97	(0.19)	3.52	3.33	—	—	47.30	7.57	26,500	39	0.75	0.75	(0.41)

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/JPMorgan Global Allocation Fund
Class A
12/31/25	14.90	0.42	1.80	2.22	—	—	17.12	14.90	879,303	96	1.04		1.06		2.62
12/31/24	13.75	0.39	0.76	1.15	—	—	14.90	8.36	911,729	100	1.05		1.06		2.68
12/31/23	12.20	0.31	1.24	1.55	—	—	13.75	12.70	1,001,003	128	1.06	(a)	1.06	(a)	2.39
12/31/22	15.07	0.14	(3.01)	(2.87)	—	—	12.20	(19.04)	1,014,331	110	1.06	(a)	1.06	(a)	1.09
12/31/21	13.84	0.12	1.11	1.23	—	—	15.07	8.89	1,410,178	106	1.06	(a)	1.06	(a)	0.86

Class I
12/31/25	15.20	0.47	1.84	2.31	—	—	17.51	15.20	2,798	96	0.74		0.76		2.92
12/31/24	13.98	0.44	0.78	1.22	—	—	15.20	8.73	3,039	100	0.75		0.76		2.98
12/31/23	12.37	0.35	1.26	1.61	—	—	13.98	13.02	3,252	128	0.76	(a)	0.76	(a)	2.69
12/31/22	15.24	0.18	(3.05)	(2.87)	—	—	12.37	(18.83)	3,212	110	0.76	(a)	0.76	(a)	1.41
12/31/21	13.95	0.17	1.12	1.29	—	—	15.24	9.25	3,868	106	0.76	(a)	0.76	(a)	1.12

JNL/JPMorgan Hedged Equity Fund
Class A
12/31/25	16.76	0.05	1.13	1.18	—	—	17.94	7.04	847,607	30	0.96	(b)	0.96	(b)	0.28
12/31/24	14.22	0.06	2.48	2.54	—	—	16.76	17.86	872,711	30	0.96	(b)	0.96	(b)	0.41
12/31/23	12.29	0.09	1.84	1.93	—	—	14.22	15.70	766,593	34	0.96	(b)	0.96	(b)	0.64
12/31/22	13.47	0.07	(1.21)	(1.14)	(0.04)	—	12.29	(8.44)	619,218	32	0.96	(b)	0.96	(b)	0.59
12/31/21	12.00	0.05	1.50	1.55	(0.08)	—	13.47	12.94	534,969	42	0.97	(b)	0.97	(b)	0.40

Class I
12/31/25	17.00	0.10	1.16	1.26	—	—	18.26	7.41	35,004	30	0.66	(b)	0.66	(b)	0.58
12/31/24	14.38	0.11	2.51	2.62	—	—	17.00	18.22	35,741	30	0.66	(b)	0.66	(b)	0.70
12/31/23	12.40	0.13	1.85	1.98	—	—	14.38	15.97	117,752	34	0.66	(b)	0.66	(b)	0.94
12/31/22	13.57	0.11	(1.21)	(1.10)	(0.07)	—	12.40	(8.12)	115,941	32	0.66	(b)	0.66	(b)	0.85
12/31/21	12.07	0.09	1.51	1.60	(0.10)	—	13.57	13.26	151,324	42	0.67	(b)	0.67	(b)	0.69

JNL/JPMorgan MidCap Growth Fund
Class A
12/31/25	69.67	(0.27)	5.90	5.63	—	—	75.30	8.08	3,073,696	69	0.89		0.89		(0.37)
12/31/24	61.05	(0.25)	8.87	8.62	—	—	69.67	14.12	3,107,074	56	0.89		0.89		(0.38)
12/31/23	49.55	(0.16)	11.66	11.50	—	—	61.05	23.21	2,921,347	50	0.90		0.90		(0.29)
12/31/22	67.95	(0.21)	(18.19)	(18.40)	—	—	49.55	(27.08)	2,372,487	38	0.89		0.89		(0.39)
12/31/21	61.20	(0.33)	7.08	6.75	—	—	67.95	11.03	3,526,344	44	0.88		0.88		(0.50)

Class I
12/31/25	73.05	(0.06)	6.20	6.14	—	—	79.19	8.41	328,946	69	0.59		0.59		(0.08)
12/31/24	63.82	(0.06)	9.29	9.23	—	—	73.05	14.46	198,543	56	0.59		0.59		(0.09)
12/31/23	51.64	0.00	12.18	12.18	—	—	63.82	23.59	321,948	50	0.60		0.60		0.00
12/31/22	70.61	(0.05)	(18.92)	(18.97)	—	—	51.64	(26.87)	292,605	38	0.59		0.59		(0.09)
12/31/21	63.41	(0.14)	7.34	7.20	—	—	70.61	11.35	456,403	44	0.58		0.58		(0.21)

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: December 31, 2023: 1.06%, 1.06% December 31, 2022: 1.05%, 1.05% December 31, 2021: 1.04%, 1.04% Class I: December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.75%, 0.75% December 31, 2021: 0.74%, 0.74%.

(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: December 31, 2025: 0.95%, 0.95% December 31, 2024: 0.95%, 0.95% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.95%, 0.95% December 31, 2021: 0.96%, 0.96% Class I: December 31, 2025: 0.65%, 0.65% December 31, 2024: 0.65%, 0.65% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.65%, 0.65% December 31, 2021: 0.66%, 0.66%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan Nasdaq Hedged Equity Fund
Class A
12/31/25		10.30	(0.02)		0.93	0.91	—	—	11.21	8.83	44,650	78	0.99	0.99	(0.22)
12/31/24	(a)	10.00	(0.00)	(b)	0.30	0.30	—	—	10.30	3.00	15,170	5	0.99	0.99	(0.06)

Class I
12/31/25		10.31	0.01		0.92	0.93	—	—	11.24	9.02	2,247	78	0.69	0.69	0.13
12/31/24	(a)	10.00	0.01		0.30	0.31	—	—	10.31	3.10	25,086	5	0.69	0.69	0.25

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
12/31/25		13.17	0.39		0.48	0.87	—	—	14.04	6.61	892,892	31	0.69	0.69	2.84
12/31/24		13.02	0.35		(0.20)	0.15	—	—	13.17	1.15	896,891	4	0.69	0.69	2.69
12/31/23		12.50	0.32		0.20	0.52	—	—	13.02	4.16	923,496	13	0.68	0.68	2.52
12/31/22		14.15	0.21		(1.86)	(1.65)	—	—	12.50	(11.66)	931,244	19	0.69	0.69	1.62
12/31/21		14.46	0.17		(0.48)	(0.31)	—	—	14.15	(2.14)	1,250,857	10	0.68	0.68	1.21

Class I
12/31/25		14.10	0.46		0.52	0.98	—	—	15.08	6.95	343,154	31	0.39	0.39	3.14
12/31/24		13.91	0.42		(0.23)	0.19	—	—	14.10	1.37	387,915	4	0.39	0.39	2.97
12/31/23		13.31	0.38		0.22	0.60	—	—	13.91	4.51	663,594	13	0.38	0.38	2.82
12/31/22		15.02	0.27		(1.98)	(1.71)	—	—	13.31	(11.38)	672,941	19	0.39	0.39	1.99
12/31/21		15.30	0.23		(0.51)	(0.28)	—	—	15.02	(1.83)	292,136	10	0.38	0.38	1.51

JNL/JPMorgan U.S. Value Fund
Class A
12/31/25		18.47	0.22		2.34	2.56	—	—	21.03	13.86	1,001,711	21	0.89	0.89	1.12
12/31/24		16.10	0.21		2.16	2.37	—	—	18.47	14.72	971,572	21	0.88	0.88	1.19
12/31/23		14.77	0.21		1.12	1.33	—	—	16.10	9.00	951,432	13	0.88	0.88	1.42
12/31/22		15.22	0.20		(0.65)	(0.45)	—	—	14.77	(2.96)	980,669	14	0.89	0.89	1.36
12/31/21		11.95	0.15		3.12	3.27	—	—	15.22	27.36	942,693	21	0.89	0.89	1.09

Class I
12/31/25		19.00	0.28		2.42	2.70	—	—	21.70	14.21	333,806	21	0.59	0.59	1.43
12/31/24		16.51	0.27		2.22	2.49	—	—	19.00	15.08	674,768	21	0.58	0.58	1.49
12/31/23		15.10	0.27		1.14	1.41	—	—	16.51	9.34	676,106	13	0.58	0.58	1.73
12/31/22		15.51	0.24		(0.65)	(0.41)	—	—	15.10	(2.64)	642,669	14	0.59	0.59	1.65
12/31/21		12.14	0.20		3.17	3.37	—	—	15.51	27.76	676,257	21	0.59	0.59	1.38

(a)	The Fund commenced operations on October 21, 2024.
(b)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lazard International Quality Growth Fund
Class A
12/31/25	15.06	0.09	1.60	1.69	(0.16)		(1.83)	14.76	11.35	133,112	15	1.05	1.05	0.53
12/31/24	15.43	0.13	(0.02)	0.11	(0.48)		—	15.06	0.59	124,173	131	1.10	1.10	0.80
12/31/23	13.41	0.16	2.04	2.20	(0.18)		—	15.43	16.51	127,476	40	1.10	1.12	1.09
12/31/22	17.14	0.16	(3.08)	(2.92)	(0.37)		(0.44)	13.41	(17.09)	104,439	45	1.14	1.15	1.08
12/31/21	16.22	0.17	0.87	1.04	(0.07)		(0.05)	17.14	6.42	115,951	28	1.15	1.15	0.99

Class I
12/31/25	15.13	0.14	1.61	1.75	(0.21)		(1.83)	14.84	11.69	260,135	15	0.75	0.75	0.86
12/31/24	15.49	0.18	(0.02)	0.16	(0.52)		—	15.13	0.93	344,291	131	0.80	0.80	1.10
12/31/23	13.46	0.21	2.04	2.25	(0.22)		—	15.49	16.82	369,717	40	0.80	0.82	1.40
12/31/22	17.20	0.21	(3.10)	(2.89)	(0.41)		(0.44)	13.46	(16.85)	358,431	45	0.84	0.85	1.43
12/31/21	16.26	0.24	0.85	1.09	(0.10)		(0.05)	17.20	6.72	351,431	28	0.85	0.85	1.40

JNL/Loomis Sayles Global Growth Fund
Class A
12/31/25	18.69	(0.05)	3.32	3.27	—		(1.33)	20.63	17.45	525,460	14	1.01	1.01	(0.25)
12/31/24	15.57	(0.03)	3.54	3.51	(0.01)		(0.38)	18.69	22.45	444,819	10	1.00	1.00	(0.20)
12/31/23	11.80	(0.01)	4.29	4.28	(0.01)		(0.50)	15.57	36.41	429,939	16	1.01	1.01	(0.05)
12/31/22	16.00	0.01	(4.21)	(4.20)	(0.00)	(a)	—	11.80	(26.25)	303,107	21	1.00	1.00	0.05
12/31/21	15.47	(0.03)	0.90	0.87	—		(0.34)	16.00	5.61	438,686	10	1.01	1.01	(0.20)

Class I
12/31/25	18.97	0.01	3.38	3.39	—		(1.33)	21.03	17.83	427,590	14	0.71	0.71	0.05
12/31/24	15.79	0.02	3.60	3.62	(0.06)		(0.38)	18.97	22.82	300,665	10	0.70	0.70	0.10
12/31/23	11.96	0.04	4.33	4.37	(0.04)		(0.50)	15.79	36.76	278,343	16	0.71	0.71	0.28
12/31/22	16.16	0.05	(4.24)	(4.19)	(0.01)		—	11.96	(25.97)	224,270	21	0.70	0.70	0.39
12/31/21	15.59	0.02	0.89	0.91	—		(0.34)	16.16	5.82	464,891	10	0.71	0.71	0.10

JNL/Lord Abbett Short Duration Income Fund
Class A
12/31/25	9.96	0.48	0.10	0.58	(0.47)		—	10.07	5.84	499,248	96	0.80	0.80	4.65
12/31/24	10.10	0.48	0.03	0.51	(0.65)		—	9.96	5.10	439,621	79	0.80	0.80	4.71
12/31/23	9.87	0.43	0.10	0.53	(0.30)		—	10.10	5.38	415,444	60	0.80	0.80	4.26
12/31/22	10.45	0.22	(0.74)	(0.52)	(0.05)		(0.01)	9.87	(4.95)	366,580	99	0.80	0.80	2.21
12/31/21	10.45	0.10	(0.06)	0.04	(0.03)		(0.01)	10.45	0.33	264,463	108	0.81	0.81	0.93

Class I
12/31/25	10.02	0.51	0.12	0.63	(0.50)		—	10.15	6.28	212,572	96	0.50	0.50	4.95
12/31/24	10.16	0.52	0.02	0.54	(0.68)		—	10.02	5.35	231,924	79	0.50	0.50	4.99
12/31/23	9.92	0.46	0.10	0.56	(0.32)		—	10.16	5.70	327,473	60	0.50	0.50	4.50
12/31/22	10.50	0.26	(0.76)	(0.50)	(0.07)		(0.01)	9.92	(4.73)	763,146	99	0.50	0.50	2.55
12/31/21	10.47	0.13	(0.06)	0.07	(0.03)		(0.01)	10.50	0.68	502,495	108	0.51	0.51	1.21

(a)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Communication Services Sector Fund
Class A
12/31/25	26.11	0.06	8.55	8.61	—	—	34.72	32.98	1,112,033	37	0.64	0.64	0.21
12/31/24	18.86	0.08	7.17	7.25	—	—	26.11	38.44	857,012	33	0.65	0.65	0.34
12/31/23	12.28	0.05	6.53	6.58	—	—	18.86	53.58	526,757	12	0.65	0.65	0.29
12/31/22	20.93	0.04	(8.69)	(8.65)	—	—	12.28	(41.33)	163,074	9	0.66	0.66	0.28
12/31/21	18.10	0.02	2.81	2.83	—	—	20.93	15.64	351,276	23	0.65	0.65	0.11

Class I
12/31/25	24.80	0.16	8.14	8.30	—	—	33.10	33.47	17,986	37	0.29	0.34	0.56
12/31/24	17.86	0.15	6.79	6.94	—	—	24.80	38.86	14,100	33	0.30	0.35	0.69
12/31/23	11.58	0.11	6.17	6.28	—	—	17.86	54.23	9,210	12	0.30	0.35	0.71
12/31/22	19.67	0.09	(8.18)	(8.09)	—	—	11.58	(41.13)	3,249	9	0.31	0.36	0.61
12/31/21	16.96	0.10	2.61	2.71	—	—	19.67	15.98	5,855	23	0.30	0.35	0.50

JNL/Mellon Consumer Discretionary Sector Fund
Class A
12/31/25	50.74	0.11	2.46	2.57	—	—	53.31	5.06	1,306,785	18	0.64	0.64	0.22
12/31/24	40.69	0.15	9.90	10.05	—	—	50.74	24.70	1,542,796	8	0.64	0.64	0.34
12/31/23	29.36	0.15	11.18	11.33	—	—	40.69	38.59	1,552,851	15	0.64	0.64	0.43
12/31/22	45.83	0.12	(16.59)	(16.47)	—	—	29.36	(35.94)	1,091,635	13	0.64	0.64	0.34
12/31/21	37.40	0.03	8.40	8.43	—	—	45.83	22.54	2,073,525	25	0.64	0.64	0.06

Class I
12/31/25	52.84	0.29	2.58	2.87	—	—	55.71	5.43	15,022	18	0.29	0.34	0.56
12/31/24	42.22	0.31	10.31	10.62	—	—	52.84	25.15	17,608	8	0.29	0.34	0.70
12/31/23	30.36	0.27	11.59	11.86	—	—	42.22	39.06	17,283	15	0.29	0.34	0.74
12/31/22	47.23	0.26	(17.13)	(16.87)	—	—	30.36	(35.72)	14,734	13	0.29	0.34	0.72
12/31/21	38.41	0.18	8.64	8.82	—	—	47.23	22.96	18,550	25	0.29	0.34	0.42

JNL/Mellon Consumer Staples Sector Fund
Class A
12/31/25	17.47	0.33	(0.26)	0.07	—	—	17.54	0.40	341,036	37	0.65	0.65	1.84
12/31/24	15.39	0.29	1.79	2.08	—	—	17.47	13.52	378,664	32	0.65	0.65	1.74
12/31/23	15.14	0.29	(0.04)	0.25	—	—	15.39	1.65	383,259	12	0.65	0.65	1.95
12/31/22	15.64	0.27	(0.77)	(0.50)	—	—	15.14	(3.20)	558,649	15	0.65	0.65	1.79
12/31/21	13.45	0.24	1.95	2.19	—	—	15.64	16.28	263,522	29	0.66	0.66	1.71

Class I
12/31/25	17.90	0.40	(0.26)	0.14	—	—	18.04	0.78	9,364	37	0.30	0.35	2.20
12/31/24	15.72	0.36	1.82	2.18	—	—	17.90	13.87	8,261	32	0.30	0.35	2.08
12/31/23	15.41	0.35	(0.04)	0.31	—	—	15.72	2.01	9,128	12	0.30	0.35	2.29
12/31/22	15.86	0.33	(0.78)	(0.45)	—	—	15.41	(2.84)	13,764	15	0.30	0.35	2.18
12/31/21	13.59	0.30	1.97	2.27	—	—	15.86	16.70	4,259	29	0.31	0.36	2.07

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Dow Index Fund
Class A
12/31/25	52.79	0.59	6.89	7.48	—	—	60.27	14.17	1,283,294	0	0.65	0.65	1.07
12/31/24	46.22	0.61	5.96	6.57	—	—	52.79	14.21	1,275,080	11	0.65	0.65	1.22
12/31/23	40.04	0.63	5.55	6.18	—	—	46.22	15.43	1,260,234	0	0.65	0.65	1.52
12/31/22	43.27	0.57	(3.80)	(3.23)	—	—	40.04	(7.46)	1,226,966	1	0.65	0.65	1.43
12/31/21	36.01	0.47	6.79	7.26	—	—	43.27	20.16	1,421,801	0	0.65	0.65	1.16

Class I
12/31/25	54.16	0.81	7.08	7.89	—	—	62.05	14.57	25,139	0	0.30	0.35	1.42
12/31/24	47.25	0.80	6.11	6.91	—	—	54.16	14.62	25,336	11	0.30	0.35	1.57
12/31/23	40.79	0.79	5.67	6.46	—	—	47.25	15.84	26,071	0	0.30	0.35	1.87
12/31/22	43.93	0.72	(3.86)	(3.14)	—	—	40.79	(7.15)	23,124	1	0.30	0.35	1.79
12/31/21	36.43	0.62	6.88	7.50	—	—	43.93	20.59	24,182	0	0.30	0.35	1.51

JNL/Mellon Energy Sector Fund
Class A
12/31/25	37.87	1.05	1.54	2.59	—	—	40.46	6.84	1,442,032	9	0.64	0.64	2.70
12/31/24	35.74	0.97	1.16	2.13	—	—	37.87	5.96	1,652,675	11	0.64	0.64	2.52
12/31/23	36.19	0.99	(1.44)	(0.45)	—	—	35.74	(1.24)	1,938,729	4	0.63	0.63	2.78
12/31/22	22.43	1.07	12.69	13.76	—	—	36.19	61.35	2,893,112	27	0.64	0.64	3.35
12/31/21	14.50	0.74	7.19	7.93	—	—	22.43	54.69	1,380,863	30	0.64	0.64	3.69

Class I
12/31/25	39.34	1.23	1.62	2.85	—	—	42.19	7.24	20,818	9	0.29	0.34	3.03
12/31/24	37.00	1.15	1.19	2.34	—	—	39.34	6.32	25,393	11	0.29	0.34	2.87
12/31/23	37.33	1.15	(1.48)	(0.33)	—	—	37.00	(0.88)	26,510	4	0.28	0.33	3.13
12/31/22	23.06	1.22	13.05	14.27	—	—	37.33	61.88	32,566	27	0.29	0.34	3.71
12/31/21	14.86	0.84	7.36	8.20	—	—	23.06	55.18	14,211	30	0.29	0.34	4.03

JNL/Mellon Financial Sector Fund
Class A
12/31/25	24.90	0.25	3.78	4.03	—	—	28.93	16.18	1,515,337	10	0.64	0.64	0.95
12/31/24	19.10	0.25	5.55	5.80	—	—	24.90	30.37	1,508,985	14	0.64	0.64	1.13
12/31/23	16.55	0.24	2.31	2.55	—	—	19.10	15.41	1,260,130	3	0.64	0.64	1.45
12/31/22	19.00	0.22	(2.67)	(2.45)	—	—	16.55	(12.89)	1,352,012	16	0.64	0.64	1.30
12/31/21	14.69	0.21	4.10	4.31	—	—	19.00	29.34	1,628,528	28	0.64	0.64	1.14

Class I
12/31/25	25.51	0.36	3.87	4.23	—	—	29.74	16.58	27,056	10	0.29	0.34	1.30
12/31/24	19.50	0.33	5.68	6.01	—	—	25.51	30.82	25,565	14	0.29	0.34	1.48
12/31/23	16.84	0.31	2.35	2.66	—	—	19.50	15.80	20,475	3	0.29	0.34	1.80
12/31/22	19.26	0.28	(2.70)	(2.42)	—	—	16.84	(12.56)	20,436	16	0.29	0.34	1.64
12/31/21	14.84	0.27	4.15	4.42	—	—	19.26	29.78	23,731	28	0.29	0.34	1.46

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Healthcare Sector Fund
Class A
12/31/25	43.94	0.47	5.89	6.36	—	—	50.30	14.47	2,769,463	4	0.63	0.63	1.03
12/31/24	43.07	0.42	0.45	0.87	—	—	43.94	2.02	2,887,872	3	0.63	0.63	0.91
12/31/23	42.39	0.41	0.27	0.68	—	—	43.07	1.60	3,291,512	4	0.63	0.63	0.99
12/31/22	44.99	0.36	(2.96)	(2.60)	—	—	42.39	(5.78)	3,665,432	3	0.63	0.63	0.87
12/31/21	37.43	0.29	7.27	7.56	—	—	44.99	20.20	4,262,922	10	0.63	0.63	0.71

Class I
12/31/25	45.12	0.64	6.07	6.71	—	—	51.83	14.87	36,353	4	0.28	0.33	1.38
12/31/24	44.07	0.60	0.45	1.05	—	—	45.12	2.38	34,544	3	0.28	0.33	1.26
12/31/23	43.23	0.56	0.28	0.84	—	—	44.07	1.94	35,552	4	0.28	0.33	1.34
12/31/22	45.71	0.51	(2.99)	(2.48)	—	—	43.23	(5.43)	36,655	3	0.28	0.33	1.22
12/31/21	37.90	0.44	7.37	7.81	—	—	45.71	20.61	37,075	10	0.28	0.33	1.06

JNL/Mellon Industrials Sector Fund
Class A
12/31/25	20.68	0.15	3.59	3.74	—	—	24.42	18.09	375,718	21	0.65	0.65	0.65
12/31/24	17.87	0.17	2.64	2.81	—	—	20.68	15.72	275,792	30	0.66	0.66	0.88
12/31/23	14.88	0.17	2.82	2.99	—	—	17.87	20.09	219,737	32	0.66	0.66	1.09
12/31/22	16.30	0.14	(1.56)	(1.42)	—	—	14.88	(8.71)	183,611	24	0.66	0.66	0.97
12/31/21	13.48	0.10	2.72	2.82	—	—	16.30	20.92	241,085	37	0.66	0.66	0.68

Class I
12/31/25	21.20	0.23	3.69	3.92	—	—	25.12	18.49	10,017	21	0.30	0.35	0.99
12/31/24	18.26	0.25	2.69	2.94	—	—	21.20	16.10	8,531	30	0.31	0.36	1.24
12/31/23	15.15	0.23	2.88	3.11	—	—	18.26	20.53	5,429	32	0.31	0.36	1.44
12/31/22	16.53	0.20	(1.58)	(1.38)	—	—	15.15	(8.35)	5,193	24	0.31	0.36	1.34
12/31/21	13.62	0.16	2.75	2.91	—	—	16.53	21.37	4,772	37	0.31	0.36	1.02

JNL/Mellon Information Technology Sector Fund
Class A
12/31/25	62.29	(0.01)	12.92	12.91	—	—	75.20	20.73	7,499,440	25	0.61	0.61	(0.01)
12/31/24	46.05	0.02	16.22	16.24	—	—	62.29	35.27	7,041,180	19	0.61	0.61	0.03
12/31/23	29.11	0.10	16.84	16.94	—	—	46.05	58.19	5,572,091	8	0.62	0.62	0.25
12/31/22	42.80	0.10	(13.79)	(13.69)	—	—	29.11	(31.99)	3,475,561	9	0.62	0.62	0.31
12/31/21	32.13	0.07	10.60	10.67	—	—	42.80	33.21	5,983,103	22	0.62	0.62	0.19

Class I
12/31/25	64.96	0.24	13.50	13.74	—	—	78.70	21.15	133,881	25	0.26	0.31	0.34
12/31/24	47.86	0.22	16.88	17.10	—	—	64.96	35.73	124,880	19	0.26	0.31	0.38
12/31/23	30.14	0.24	17.48	17.72	—	—	47.86	58.79	87,895	8	0.27	0.32	0.60
12/31/22	44.17	0.23	(14.26)	(14.03)	—	—	30.14	(31.76)	53,514	9	0.27	0.32	0.67
12/31/21	33.04	0.20	10.93	11.13	—	—	44.17	33.69	84,968	22	0.27	0.32	0.54

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Materials Sector Fund
Class A
12/31/25	16.00	0.17	2.14	2.31	—	—	18.31	14.44	156,949	35	0.67	0.67	1.01
12/31/24	16.38	0.16	(0.54)	(0.38)	—	—	16.00	(2.32)	135,311	24	0.67	0.67	0.94
12/31/23	14.34	0.18	1.86	2.04	—	—	16.38	14.23	173,262	33	0.67	0.67	1.19
12/31/22	16.28	0.19	(2.13)	(1.94)	—	—	14.34	(11.92)	187,042	46	0.66	0.66	1.34
12/31/21	12.68	0.16	3.44	3.60	—	—	16.28	28.39	193,535	70	0.67	0.67	1.07

Class I
12/31/25	16.39	0.24	2.20	2.44	—	—	18.83	14.89	5,257	35	0.32	0.37	1.37
12/31/24	16.73	0.23	(0.57)	(0.34)	—	—	16.39	(2.03)	3,924	24	0.32	0.37	1.30
12/31/23	14.60	0.24	1.89	2.13	—	—	16.73	14.59	4,591	33	0.32	0.37	1.53
12/31/22	16.51	0.24	(2.15)	(1.91)	—	—	14.60	(11.57)	4,829	46	0.31	0.36	1.61
12/31/21	12.82	0.21	3.48	3.69	—	—	16.51	28.78	6,415	70	0.32	0.37	1.41

JNL/Mellon Nasdaq 100 Index Fund
Class A
12/31/25	75.78	0.09	15.28	15.37	—	—	91.15	20.28	9,267,094	11	0.63	0.63	0.11
12/31/24	60.58	0.15	15.05	15.20	—	—	75.78	25.09	8,200,926	9	0.64	0.64	0.22
12/31/23	39.28	0.19	21.11	21.30	—	—	60.58	54.23	7,130,051	22	0.64	0.64	0.37
12/31/22	58.47	0.12	(19.31)	(19.19)	—	—	39.28	(32.82)	4,276,647	8	0.65	0.65	0.27
12/31/21	46.15	0.02	12.30	12.32	—	—	58.47	26.70	6,826,247	10	0.64	0.64	0.04

Class I
12/31/25	50.83	0.24	10.28	10.52	—	—	61.35	20.70	446,998	11	0.28	0.33	0.44
12/31/24	40.49	0.26	10.08	10.34	—	—	50.83	25.54	153,782	9	0.29	0.34	0.57
12/31/23	26.17	0.25	14.07	14.32	—	—	40.49	54.72	129,498	22	0.29	0.34	0.72
12/31/22	38.81	0.19	(12.83)	(12.64)	—	—	26.17	(32.57)	77,284	8	0.30	0.35	0.62
12/31/21	30.52	0.14	8.15	8.29	—	—	38.81	27.16	124,040	10	0.29	0.34	0.39

JNL/Mellon Real Estate Sector Fund
Class A
12/31/25	13.94	0.37	0.10	0.47	—	—	14.41	3.37	184,279	12	0.66	0.66	2.60
12/31/24	13.36	0.34	0.24	0.58	—	—	13.94	4.34	192,026	18	0.66	0.66	2.49
12/31/23	12.04	0.34	0.98	1.32	—	—	13.36	10.96	177,753	15	0.67	0.67	2.81
12/31/22	16.29	0.28	(4.53)	(4.25)	—	—	12.04	(26.09)	174,079	32	0.66	0.66	2.05
12/31/21	11.74	0.20	4.35	4.55	—	—	16.29	38.76	249,641	36	0.66	0.66	1.41

Class I
12/31/25	14.24	0.43	0.10	0.53	—	—	14.77	3.72	9,031	12	0.31	0.36	2.95
12/31/24	13.60	0.39	0.25	0.64	—	—	14.24	4.71	11,555	18	0.31	0.36	2.84
12/31/23	12.21	0.39	1.00	1.39	—	—	13.60	11.38	11,728	15	0.32	0.37	3.16
12/31/22	16.46	0.34	(4.59)	(4.25)	—	—	12.21	(25.82)	11,384	32	0.31	0.36	2.45
12/31/21	11.82	0.26	4.38	4.64	—	—	16.46	39.26	15,651	36	0.31	0.36	1.81

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 500 Index Fund
Class A
12/31/25	46.46	0.39	7.64	8.03	—	—	54.49	17.28	17,086,314	3	0.52	0.52	0.78
12/31/24	37.35	0.38	8.73	9.11	—	—	46.46	24.39	15,393,471	2	0.52	0.52	0.89
12/31/23	29.72	0.40	7.23	7.63	—	—	37.35	25.67	13,151,310	3	0.52	0.52	1.19
12/31/22	36.48	0.36	(7.12)	(6.76)	—	—	29.72	(18.53)	10,650,597	3	0.52	0.52	1.13
12/31/21	28.48	0.29	7.71	8.00	—	—	36.48	28.09	13,175,436	3	0.52	0.52	0.90

Class I
12/31/25	48.46	0.56	7.98	8.54	—	—	57.00	17.62	11,045	3	0.22	0.22	1.08
12/31/24	38.84	0.53	9.09	9.62	—	—	48.46	24.77	9,588	2	0.22	0.22	1.19
12/31/23	30.81	0.51	7.52	8.03	—	—	38.84	26.06	8,985	3	0.22	0.22	1.49
12/31/22	37.70	0.47	(7.36)	(6.89)	—	—	30.81	(18.28)	7,886	3	0.22	0.22	1.43
12/31/21	29.35	0.38	7.97	8.35	—	—	37.70	28.45	9,552	3	0.22	0.22	1.24

JNL/Mellon U.S. Stock Market Index Fund
Class A
12/31/25	24.58	0.17	3.92	4.09	—	—	28.67	16.64	4,828,013	2	0.61	0.61	0.65
12/31/24	19.92	0.17	4.49	4.66	—	—	24.58	23.39	5,061,129	2	0.61	0.61	0.77
12/31/23	15.84	0.18	3.90	4.08	—	—	19.92	25.76	4,934,182	2	0.61	0.61	1.02
12/31/22	19.78	0.17	(4.11)	(3.94)	—	—	15.84	(19.92)	4,521,043	2	0.60	0.60	0.98
12/31/21	15.78	0.13	3.87	4.00	—	—	19.78	25.35	6,594,525	52	0.61	0.61	0.72

Class I
12/31/25	25.15	0.25	4.02	4.27	—	—	29.42	16.98	74,920	2	0.31	0.31	0.95
12/31/24	20.32	0.25	4.58	4.83	—	—	25.15	23.77	73,247	2	0.31	0.31	1.07
12/31/23	16.11	0.24	3.97	4.21	—	—	20.32	26.13	70,032	2	0.31	0.31	1.33
12/31/22	20.05	0.22	(4.16)	(3.94)	—	—	16.11	(19.65)	59,858	2	0.30	0.30	1.28
12/31/21	15.96	0.19	3.90	4.09	—	—	20.05	25.63	84,430	52	0.30	0.31	1.00

JNL/Mellon Utilities Sector Fund
Class A
12/31/25	21.82	0.55	3.52	4.07	—	—	25.89	18.65	736,156	28	0.65	0.65	2.22
12/31/24	17.36	0.49	3.97	4.46	—	—	21.82	25.69	551,911	31	0.65	0.65	2.47
12/31/23	18.81	0.48	(1.93)	(1.45)	—	—	17.36	(7.71)	390,888	5	0.65	0.65	2.71
12/31/22	18.66	0.44	(0.29)	0.15	—	—	18.81	0.80	650,159	16	0.65	0.65	2.35
12/31/21	15.98	0.41	2.27	2.68	—	—	18.66	16.77	319,659	16	0.66	0.66	2.44

Class I
12/31/25	22.34	0.64	3.61	4.25	—	—	26.59	19.02	15,273	28	0.30	0.35	2.56
12/31/24	17.71	0.58	4.05	4.63	—	—	22.34	26.14	13,359	31	0.30	0.35	2.84
12/31/23	19.12	0.55	(1.96)	(1.41)	—	—	17.71	(7.37)	8,497	5	0.30	0.35	3.06
12/31/22	18.89	0.51	(0.28)	0.23	—	—	19.12	1.22	11,735	16	0.30	0.35	2.69
12/31/21	16.13	0.48	2.28	2.76	—	—	18.89	17.11	5,113	16	0.31	0.36	2.79

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon World Index Fund
Class A
12/31/25		44.10	0.49	8.68	9.17	—	—	53.27	20.79	875,639	16	0.65	0.65	1.00
12/31/24		37.36	0.49	6.25	6.74	—	—	44.10	18.04	439,625	3	0.65	0.65	1.17
12/31/23		30.29	0.49	6.58	7.07	—	—	37.36	23.34	392,947	3	0.65	0.65	1.46
12/31/22		36.96	0.45	(7.12)	(6.67)	—	—	30.29	(18.05)	345,897	2	0.65	0.65	1.41
12/31/21		31.02	0.38	6.17	6.55	(0.43)	(0.18)	36.96	21.17	416,249	8	0.66	0.66	1.11

Class I
12/31/25		44.81	0.67	8.83	9.50	—	—	54.31	21.20	22,523	16	0.30	0.35	1.35
12/31/24		37.82	0.64	6.35	6.99	—	—	44.81	18.48	11,709	3	0.30	0.35	1.52
12/31/23		30.56	0.61	6.65	7.26	—	—	37.82	23.76	10,354	3	0.30	0.35	1.80
12/31/22		37.16	0.56	(7.16)	(6.60)	—	—	30.56	(17.76)	8,408	2	0.30	0.35	1.76
12/31/21		31.16	0.50	6.21	6.71	(0.53)	(0.18)	37.16	21.59	8,601	8	0.31	0.36	1.43

JNL/MFS Mid Cap Value Fund
Class A
12/31/25		20.80	0.23	1.02	1.25	—	—	22.05	6.01	1,730,442	23	0.95	0.95	1.11
12/31/24		18.26	0.20	2.34	2.54	—	—	20.80	13.91	1,877,044	28	0.95	0.95	0.99
12/31/23		16.26	0.21	1.79	2.00	—	—	18.26	12.30	1,895,682	19	0.95	0.95	1.25
12/31/22		17.87	0.22	(1.83)	(1.61)	—	—	16.26	(9.01)	1,973,870	19	0.95	0.95	1.31
12/31/21		13.69	0.13	4.05	4.18	—	—	17.87	30.53	2,162,629	27	0.95	0.95	0.79

Class I
12/31/25		21.32	0.31	1.04	1.35	—	—	22.67	6.33	176,993	23	0.65	0.65	1.42
12/31/24		18.67	0.29	2.36	2.65	—	—	21.32	14.19	154,595	28	0.65	0.65	1.37
12/31/23		16.57	0.27	1.83	2.10	—	—	18.67	12.67	48,996	19	0.65	0.65	1.56
12/31/22		18.16	0.27	(1.86)	(1.59)	—	—	16.57	(8.76)	45,649	19	0.65	0.65	1.62
12/31/21		13.87	0.18	4.11	4.29	—	—	18.16	30.93	47,902	27	0.65	0.65	1.11

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A
12/31/25		13.54	0.24	0.18	0.42	—	—	13.96	3.10	11,162	50	0.72	0.72	1.75
12/31/24		11.18	0.21	2.15	2.36	—	—	13.54	21.11	9,694	77	0.72	0.72	1.65
12/31/23		7.91	0.21	3.06	3.27	—	—	11.18	41.34	9,134	58	0.72	0.72	2.32
12/31/22		12.07	0.18	(4.34)	(4.16)	—	—	7.91	(34.47)	3,548	67	0.71	0.71	2.06
12/31/21	(a)	10.00	0.06	2.01	2.07	—	—	12.07	20.70	4,200	56	0.72	0.72	0.80

Class I
12/31/25		13.69	0.28	0.19	0.47	—	—	14.16	3.43	7,077	50	0.42	0.42	2.06
12/31/24		11.28	0.25	2.16	2.41	—	—	13.69	21.37	6,843	77	0.42	0.42	1.98
12/31/23		7.95	0.24	3.09	3.33	—	—	11.28	41.89	5,635	58	0.42	0.42	2.64
12/31/22		12.10	0.22	(4.37)	(4.15)	—	—	7.95	(34.30)	3,972	67	0.41	0.41	2.42
12/31/21	(a)	10.00	0.14	1.96	2.10	—	—	12.10	21.00	6,046	56	0.42	0.42	1.82

(a)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar SMID Moat Focus Index Fund
Class A
12/31/25		10.76	0.10	0.57	0.67	—	—	11.43	6.23	15,325	108	0.76	0.76	0.90
12/31/24	(a)	10.00	0.12	0.64	0.76	—	—	10.76	7.60	1,785	82	0.76	0.76	1.61

Class I
12/31/25		10.78	0.12	0.59	0.71	—	—	11.49	6.59	61,269	108	0.46	0.46	1.15
12/31/24	(a)	10.00	0.11	0.67	0.78	—	—	10.78	7.80	124,819	82	0.46	0.46	1.56

JNL/Morningstar U.S. Sustainability Index Fund
Class A
12/31/25		26.34	0.20	3.33	3.53	—	—	29.87	13.40	405,073	28	0.71	0.71	0.72
12/31/24		21.87	0.19	4.28	4.47	—	—	26.34	20.44	454,087	23	0.71	0.71	0.75
12/31/23		17.37	0.18	4.32	4.50	—	—	21.87	25.91	301,052	28	0.71	0.71	0.94
12/31/22		21.71	0.15	(4.49)	(4.34)	—	—	17.37	(19.99)	218,915	68	0.73	0.73	0.84
12/31/21		16.62	0.12	4.97	5.09	—	—	21.71	30.63	320,580	24	0.76	0.76	0.61

Class I
12/31/25		26.94	0.31	3.41	3.72	—	—	30.66	13.81	19,589	28	0.36	0.41	1.07
12/31/24		22.30	0.28	4.36	4.64	—	—	26.94	20.81	17,103	23	0.36	0.41	1.10
12/31/23		17.64	0.26	4.40	4.66	—	—	22.30	26.42	14,363	28	0.36	0.41	1.29
12/31/22		21.97	0.22	(4.55)	(4.33)	—	—	17.64	(19.71)	9,841	68	0.38	0.43	1.21
12/31/21		16.76	0.19	5.02	5.21	—	—	21.97	31.09	11,279	24	0.41	0.46	0.97

JNL/Morningstar Wide Moat Index Fund
Class A
12/31/25		12.70	0.13	1.45	1.58	(0.28)	(3.55)	10.45	12.95	634,932	73	0.76	0.76	1.01
12/31/24		12.49	0.14	1.23	1.37	(0.11)	(1.05)	12.70	10.51	766,853	76	0.75	0.75	1.09
12/31/23		9.96	0.11	2.99	3.10	(0.08)	(0.49)	12.49	31.48	881,798	71	0.76	0.76	0.93
12/31/22		14.70	0.11	(2.09)	(1.98)	(0.17)	(2.59)	9.96	(13.80)	380,653	71	0.76	0.76	0.87
12/31/21		13.18	0.15	2.96	3.11	(0.19)	(1.40)	14.70	23.89	392,339	61	0.76	0.76	0.96

Class I
12/31/25		12.91	0.17	1.48	1.65	(0.34)	(3.55)	10.67	13.23	183,847	73	0.46	0.46	1.29
12/31/24		12.66	0.19	1.25	1.44	(0.14)	(1.05)	12.91	10.95	541,184	76	0.45	0.45	1.39
12/31/23		10.08	0.14	3.03	3.17	(0.10)	(0.49)	12.66	31.78	510,357	71	0.46	0.46	1.16
12/31/22		14.83	0.15	(2.11)	(1.96)	(0.20)	(2.59)	10.08	(13.52)	408,289	71	0.46	0.46	1.15
12/31/21		13.26	0.19	2.99	3.18	(0.21)	(1.40)	14.83	24.31	639,557	61	0.46	0.46	1.24

(a)	The Fund commenced operations on April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Neuberger Berman Commodity Strategy Fund
Class A
12/31/25		16.78	0.67	2.28	2.95	—	—	19.73	17.58	45,185	73		0.90	0.90	3.67
12/31/24		15.79	0.77	0.22	0.99	—	—	16.78	6.27	38,102	103		0.91	0.91	4.69
12/31/23		16.75	0.74	(1.70)	(0.96)	—	—	15.79	(5.73)	41,146	33		0.91	0.91	4.59
12/31/22		13.78	0.20	2.77	2.97	—	—	16.75	21.55	65,072	19		0.91	0.91	1.19
12/31/21		10.62	(0.11)	3.27	3.16	—	—	13.78	29.76	25,559	36		0.90	0.90	(0.86)

Class I
12/31/25		17.06	0.76	2.32	3.08	—	—	20.14	18.05	1	73		0.48	0.48	4.06
12/31/24		15.99	0.86	0.21	1.07	—	—	17.06	6.69	1	103		0.61	0.61	5.29
12/31/23		16.92	0.78	(1.71)	(0.93)	—	—	15.99	(5.50)	79,418	33		0.61	0.61	4.77
12/31/22		13.87	0.36	2.69	3.05	—	—	16.92	21.99	317,695	19		0.61	0.61	2.16
12/31/21		10.65	(0.06)	3.28	3.22	—	—	13.87	30.23	1	36		0.60	0.60	(0.46)

JNL/Neuberger Berman Gold Plus Strategy Fund
Class A
12/31/25		13.11	0.54	7.67	8.21	—	—	21.32	62.62	117,653	66		1.16	1.20	3.18
12/31/24		10.50	0.50	2.11	2.61	—	—	13.11	24.86	52,864	140		1.20	1.20	4.11
12/31/23		9.29	0.38	0.83	1.21	—	—	10.50	13.02	30,926	62		1.20	1.20	3.85
12/31/22	(a)	10.00	0.08	(0.79)	(0.71)	—	—	9.29	(7.10)	16,599	5		1.19	1.19	1.25

Class I
12/31/25		13.22	0.60	7.75	8.35	—	—	21.57	63.16	2	66		0.86	0.92	3.49
12/31/24		10.56	0.53	2.13	2.66	—	—	13.22	25.19	1	140		0.91	0.91	4.42
12/31/23		9.32	0.42	0.82	1.24	—	—	10.56	13.30	1	62		0.83	0.83	4.20
12/31/22	(a)	10.00	0.10	(0.78)	(0.68)	—	—	9.32	(6.80)	1	5		0.79	0.79	1.52

JNL/Neuberger Berman Strategic Income Fund
Class A
12/31/25		12.79	0.66	0.53	1.19	—	—	13.98	9.30	982,266	89	(b)	0.94	0.94	4.88
12/31/24		12.12	0.61	0.06	0.67	—	—	12.79	5.53	630,923	67	(b)	0.94	0.94	4.94
12/31/23		11.04	0.54	0.54	1.08	—	—	12.12	9.78	618,751	68	(b)	0.94	0.94	4.76
12/31/22		12.38	0.39	(1.73)	(1.34)	—	—	11.04	(10.82)	562,041	55	(b)	0.94	0.94	3.42
12/31/21		12.06	0.31	0.01	0.32	—	—	12.38	2.65	705,176	68	(b)	0.93	0.93	2.53

Class I
12/31/25		13.10	0.71	0.54	1.25	—	—	14.35	9.54	93,404	89	(b)	0.64	0.64	5.20
12/31/24		12.37	0.67	0.06	0.73	—	—	13.10	5.90	74,219	67	(b)	0.64	0.64	5.24
12/31/23		11.23	0.59	0.55	1.14	—	—	12.37	10.15	79,998	68	(b)	0.64	0.64	5.06
12/31/22		12.56	0.43	(1.76)	(1.33)	—	—	11.23	(10.59)	83,256	55	(b)	0.64	0.64	3.69
12/31/21		12.19	0.35	0.02	0.37	—	—	12.56	3.04	166,937	68	(b)	0.63	0.63	2.84

(a)	The Fund commenced operations on April 25, 2022.
(b)

Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was as follows: December 31, 2025: 262%; December 31, 2024: 199%; December 31, 2023: 289%; December 31, 2022: 309%; December 31, 2021: 305%;

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Newton Equity Income Fund
Class A
12/31/25	33.52	0.46	5.90	6.36	—	—	39.88	18.97	2,907,714	77		0.86		0.86		1.27
12/31/24	28.64	0.49	4.39	4.88	—	—	33.52	17.04	2,160,071	70		0.86		0.87		1.53
12/31/23	25.95	0.40	2.29	2.69	—	—	28.64	10.37	1,738,567	84		0.88		0.88		1.50
12/31/22	25.00	0.37	0.58	0.95	—	—	25.95	3.80	1,715,044	76		0.90		0.90		1.48
12/31/21	18.83	0.28	5.89	6.17	—	—	25.00	32.77	547,497	96		0.91		0.91		1.21

Class I
12/31/25	34.22	0.58	6.03	6.61	—	—	40.83	19.32	918,325	77		0.56		0.56		1.58
12/31/24	29.14	0.60	4.48	5.08	—	—	34.22	17.43	557,930	70		0.56		0.57		1.84
12/31/23	26.33	0.49	2.32	2.81	—	—	29.14	10.67	162,330	84		0.58		0.58		1.80
12/31/22	25.29	0.53	0.51	1.04	—	—	26.33	4.11	157,541	76		0.60		0.60		2.08
12/31/21	18.99	0.36	5.94	6.30	—	—	25.29	33.18	10,008	96		0.61		0.61		1.53

JNL/PIMCO Income Fund
Class A
12/31/25	11.74	0.61	0.69	1.30	—	—	13.04	11.07	1,278,040	19	(a)	0.99	(b)	0.99	(b)	4.90
12/31/24	11.22	0.61	(0.09)	0.52	—	—	11.74	4.63	1,040,912	25	(a)	1.15	(b)	1.15	(b)	5.27
12/31/23	10.34	0.53	0.35	0.88	—	—	11.22	8.51	904,665	532		1.04	(b)	1.04	(b)	4.95
12/31/22	11.25	0.38	(1.29)	(0.91)	—	—	10.34	(8.09)	733,830	407		0.94	(b)	0.94	(b)	3.66
12/31/21	11.03	0.28	(0.06)	0.22	—	—	11.25	1.99	913,625	464		0.93		0.93		2.48

Class I
12/31/25	11.99	0.66	0.71	1.37	—	—	13.36	11.43	609,286	19	(a)	0.69	(b)	0.69	(b)	5.20
12/31/24	11.42	0.65	(0.08)	0.57	—	—	11.99	4.99	472,927	25	(a)	0.85	(b)	0.85	(b)	5.56
12/31/23	10.50	0.57	0.35	0.92	—	—	11.42	8.76	599,169	532		0.74	(b)	0.74	(b)	5.25
12/31/22	11.39	0.42	(1.31)	(0.89)	—	—	10.50	(7.81)	512,658	407		0.64	(b)	0.64	(b)	3.95
12/31/21	11.13	0.31	(0.05)	0.26	—	—	11.39	2.34	787,820	464		0.63		0.63		2.77

JNL/PIMCO Investment Grade Credit Bond Fund
Class A
12/31/25	12.31	0.54	0.49	1.03	—	—	13.34	8.37	468,148	27	(c)	0.85	(d)	0.85	(d)	4.18
12/31/24	11.98	0.47	(0.14)	0.33	—	—	12.31	2.75	478,081	45	(c)	1.16	(d)	1.16	(d)	3.86
12/31/23	11.12	0.41	0.45	0.86	—	—	11.98	7.73	485,483	126		0.84	(d)	0.84	(d)	3.60
12/31/22	13.33	0.36	(2.57)	(2.21)	—	—	11.12	(16.58)	452,278	74		0.81	(d)	0.81	(d)	3.08
12/31/21	13.55	0.35	(0.57)	(0.22)	—	—	13.33	(1.62)	635,066	105		0.73	(d)	0.73	(d)	2.61

Class I
12/31/25	12.52	0.58	0.51	1.09	—	—	13.61	8.71	321,791	27	(c)	0.55	(d)	0.55	(d)	4.47
12/31/24	12.15	0.51	(0.14)	0.37	—	—	12.52	3.05	390,923	45	(c)	0.86	(d)	0.86	(d)	4.17
12/31/23	11.25	0.45	0.45	0.90	—	—	12.15	8.00	398,825	126		0.54	(d)	0.54	(d)	3.89
12/31/22	13.43	0.40	(2.58)	(2.18)	—	—	11.25	(16.23)	479,106	74		0.51	(d)	0.51	(d)	3.37
12/31/21	13.62	0.39	(0.58)	(0.19)	—	—	13.43	(1.40)	1,001,193	105		0.43	(d)	0.43	(d)	2.91

(a)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Income Fund was as follows: December 31, 2025: 657%; December 31, 2024: 642%;
(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: December 31, 2025: 0.94%, 0.94% December 31, 2024: 0.94%, 0.94% December 31, 2023: 0.95%, 0.95% December 31, 2022: 0.94%, 0.94% Class I: December 31, 2025: 0.64%, 0.64% December 31, 2024: 0.64%, 0.64% December 31, 2023: 0.65%, 0.65% December 31, 2022: 0.64%, 0.64%

(c)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Investment Grade Credit Bond Fund was as follows: December 31, 2025: 176%; December 31, 2024: 212%;
(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: December 31, 2025: 0.75%, 0.75% December 31, 2024: 0.75%, 0.75% December 31, 2023: 0.76%, 0.76% December 31, 2022: 0.74%, 0.74% December 31, 2021: 0.73%, 0.73% Class I: December 31, 2025: 0.45%, 0.45% December 31, 2024: 0.45%, 0.45% December 31, 2023: 0.46%, 0.46% December 31, 2022: 0.44%, 0.44% December 31, 2021: 0.43%, 0.43%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Real Return Fund
Class A
12/31/25		11.51	0.42	0.48	0.90	—	—	12.41	7.82	921,318	50	(a)	1.68	(b)	1.68	(b)	3.46
12/31/24		11.28	0.38	(0.15)	0.23	—	—	11.51	2.04	921,609	13	(a)	1.34	(b)	1.34	(b)	3.33
12/31/23		10.85	0.41	0.02	0.43	—	—	11.28	3.96	1,043,415	141		1.06	(b)	1.06	(b)	3.69
12/31/22		12.30	0.65	(2.10)	(1.45)	—	—	10.85	(11.79)	1,172,015	39		0.95	(b)	0.95	(b)	5.68
12/31/21		11.67	0.37	0.26	0.63	—	—	12.30	5.40	1,449,465	49		0.81	(b)	0.81	(b)	3.09

Class I
12/31/25		11.85	0.47	0.49	0.96	—	—	12.81	8.10	190,165	50	(a)	1.38	(b)	1.38	(b)	3.75
12/31/24		11.57	0.43	(0.15)	0.28	—	—	11.85	2.42	160,147	13	(a)	1.04	(b)	1.04	(b)	3.68
12/31/23		11.10	0.45	0.02	0.47	—	—	11.57	4.23	360,623	141		0.76	(b)	0.76	(b)	4.00
12/31/22		12.55	0.70	(2.15)	(1.45)	—	—	11.10	(11.55)	364,464	39		0.65	(b)	0.65	(b)	5.99
12/31/21		11.86	0.43	0.26	0.69	—	—	12.55	5.82	467,665	49		0.51	(b)	0.51	(b)	3.56

JNL/PPM America High Yield Bond Fund
Class A
12/31/25		16.61	1.21	0.19	1.40	—	—	18.01	8.43	1,126,872	70		0.75		0.75		7.04
12/31/24		15.39	1.16	0.06	1.22	—	—	16.61	7.93	1,202,046	79		0.74		0.74		7.25
12/31/23		13.64	0.98	0.77	1.75	—	—	15.39	12.83	1,203,837	58		0.75		0.75		6.84
12/31/22		15.45	0.80	(2.61)	(1.81)	—	—	13.64	(11.72)	1,155,672	49		0.74		0.74		5.65
12/31/21		14.61	0.75	0.09	0.84	—	—	15.45	5.75	1,537,895	62		0.74		0.74		4.95

Class I
12/31/25		19.82	1.51	0.23	1.74	—	—	21.56	8.78	195,186	70		0.45		0.45		7.33
12/31/24		18.31	1.44	0.07	1.51	—	—	19.82	8.25	227,742	79		0.44		0.44		7.54
12/31/23		16.18	1.21	0.92	2.13	—	—	18.31	13.16	206,168	58		0.45		0.45		7.12
12/31/22		18.27	0.99	(3.08)	(2.09)	—	—	16.18	(11.44)	231,880	49		0.44		0.44		5.89
12/31/21		17.22	0.93	0.12	1.05	—	—	18.27	6.10	411,167	62		0.44		0.44		5.26

JNL/PPM America Investment Grade Credit Fund
Class A
12/31/25		10.41	0.47	0.28	0.75	—	—	11.16	7.20	16,000	70		0.83		0.83		4.32
12/31/24	(c)	10.00	0.31	0.10	0.41	—	—	10.41	4.10	995	47		0.83		0.83		4.39

Class I
12/31/25		10.44	0.51	0.28	0.79	—	—	11.23	7.57	170,478	70		0.53		0.53		4.69
12/31/24	(c)	10.00	0.34	0.10	0.44	—	—	10.44	4.40	294,596	47		0.53		0.53		4.76

(a)	Portfolio turnover including dollar roll transactions for JNL/PIMCO Real Return Fund was as follows: December 31, 2025: 215%; December 31, 2024: 206%;
(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: December 31, 2025: 0.79%, 0.79% December 31, 2024: 0.79%, 0.79% December 31, 2023: 0.79%, 0.79% December 31, 2022: 0.79%, 0.79% December 31, 2021: 0.79%, 0.79% Class I: December 31, 2025: 0.49%, 0.49% December 31, 2024: 0.49%, 0.49% December 31, 2023: 0.49%, 0.49% December 31, 2022: 0.49%, 0.49% December 31, 2021: 0.49%, 0.49%

(c)	The Fund commenced operations on April 29, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America Total Return Fund
Class A
12/31/25	12.89	0.55	0.32	0.87	—	—	13.76	6.75	546,258	106	(a)	0.79	0.79	4.11
12/31/24	12.63	0.53	(0.27)	0.26	—	—	12.89	2.06	579,058	88	(a)	0.79	0.79	4.16
12/31/23	11.84	0.43	0.36	0.79	—	—	12.63	6.67	588,245	93	(a)	0.79	0.79	3.59
12/31/22	13.78	0.28	(2.22)	(1.94)	—	—	11.84	(14.08)	544,995	75	(a)	0.78	0.78	2.28
12/31/21	13.94	0.21	(0.37)	(0.16)	—	—	13.78	(1.15)	784,767	105	(a)	0.78	0.78	1.55

Class I
12/31/25	13.09	0.60	0.33	0.93	—	—	14.02	7.10	817,733	106	(a)	0.49	0.49	4.41
12/31/24	12.79	0.58	(0.28)	0.30	—	—	13.09	2.35	925,440	88	(a)	0.49	0.49	4.46
12/31/23	11.96	0.48	0.35	0.83	—	—	12.79	6.94	1,081,782	93	(a)	0.49	0.49	3.92
12/31/22	13.87	0.32	(2.23)	(1.91)	—	—	11.96	(13.77)	768,233	75	(a)	0.48	0.48	2.58
12/31/21	13.99	0.26	(0.38)	(0.12)	—	—	13.87	(0.86)	1,177,823	105	(a)	0.48	0.48	1.85

JNL/RAFI Fundamental U.S. Small Cap Fund
Class A
12/31/25	9.71	0.10	0.56	0.66	—	—	10.37	6.80	371,013	26		0.67	0.67	0.99
12/31/24	8.77	0.08	0.86	0.94	—	—	9.71	10.72	401,718	20		0.67	0.67	0.92
12/31/23	7.48	0.09	1.20	1.29	—	—	8.77	17.25	422,736	21		0.67	0.67	1.12
12/31/22	8.70	0.09	(1.31)	(1.22)	—	—	7.48	(14.02)	404,209	21		0.67	0.67	1.10
12/31/21	6.68	0.06	1.96	2.02	—	—	8.70	30.24	534,346	40		0.67	0.67	0.75

Class I
12/31/25	9.63	0.13	0.56	0.69	—	—	10.32	7.17	5,625	26		0.32	0.37	1.34
12/31/24	8.67	0.12	0.84	0.96	—	—	9.63	11.07	6,304	20		0.32	0.37	1.27
12/31/23	7.37	0.11	1.19	1.30	—	—	8.67	17.64	5,389	21		0.32	0.37	1.47
12/31/22	8.54	0.11	(1.28)	(1.17)	—	—	7.37	(13.70)	5,188	21		0.32	0.37	1.45
12/31/21	6.53	0.09	1.92	2.01	—	—	8.54	30.78	7,080	40		0.32	0.37	1.11

JNL/RAFI Multi-Factor U.S. Equity Fund
Class A
12/31/25	24.25	0.34	3.59	3.93	—	—	28.18	16.21	2,048,760	40		0.67	0.67	1.31
12/31/24	20.44	0.29	3.52	3.81	—	—	24.25	18.64	2,115,129	37		0.67	0.67	1.28
12/31/23	18.24	0.32	1.88	2.20	—	—	20.44	12.06	2,118,805	33		0.67	0.67	1.72
12/31/22	19.83	0.30	(1.89)	(1.59)	—	—	18.24	(8.02)	2,174,350	33		0.67	0.67	1.63
12/31/21	15.69	0.21	3.93	4.14	—	—	19.83	26.39	2,725,657	36		0.67	0.67	1.18

Class I
12/31/25	24.68	0.43	3.65	4.08	—	—	28.76	16.53	28,356	40		0.37	0.37	1.61
12/31/24	20.73	0.37	3.58	3.95	—	—	24.68	19.05	26,445	37		0.37	0.37	1.58
12/31/23	18.44	0.38	1.91	2.29	—	—	20.73	12.42	22,517	33		0.37	0.37	2.02
12/31/22	19.99	0.36	(1.91)	(1.55)	—	—	18.44	(7.75)	21,945	33		0.37	0.37	1.94
12/31/21	15.77	0.27	3.95	4.22	—	—	19.99	26.76	25,867	36		0.37	0.37	1.49

(a)

Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was as follows: December 31, 2025: 108%; December 31, 2024: 95%; December 31, 2023: 122%; December 31, 2022: 97%; December 31, 2021: 146%;

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Balanced Fund
Class A
12/31/25		18.53	0.35	2.55	2.90	—	—	21.43	15.65	580,612	56	0.96	0.96	1.78
12/31/24		16.61	0.32	1.60	1.92	—	—	18.53	11.56	520,453	58	0.96	0.97	1.78
12/31/23		14.15	0.28	2.18	2.46	—	—	16.61	17.39	514,090	64	0.98	0.99	1.80
12/31/22		17.18	0.22	(3.25)	(3.03)	—	—	14.15	(17.64)	442,413	151	1.00	1.00	1.45
12/31/21		15.24	0.14	1.80	1.94	—	—	17.18	12.73	566,873	156	1.00	1.00	0.87

Class I
12/31/25		18.92	0.42	2.62	3.04	—	—	21.96	16.07	6,911	56	0.66	0.66	2.06
12/31/24		16.91	0.38	1.63	2.01	—	—	18.92	11.89	6,887	58	0.66	0.67	2.06
12/31/23		14.36	0.33	2.22	2.55	—	—	16.91	17.76	4,188	64	0.68	0.69	2.11
12/31/22		17.39	0.26	(3.29)	(3.03)	—	—	14.36	(17.42)	3,278	151	0.70	0.70	1.76
12/31/21		15.38	0.19	1.82	2.01	—	—	17.39	13.07	2,398	156	0.70	0.70	1.15

JNL/T. Rowe Price Capital Appreciation Equity Fund
Class A
12/31/25		9.91	0.01	1.44	1.45	—	—	11.36	14.63	362,737	82	0.99	1.00	0.05
12/31/24	(a)	10.00	0.01	(0.10)	(0.09)	—	—	9.91	(0.90)	72,368	11	1.00	1.00	0.32

Class I
12/31/25		9.92	0.03	1.45	1.48	—	—	11.40	14.92	599,834	82	0.69	0.70	0.33
12/31/24	(a)	10.00	0.01	(0.09)	(0.08)	—	—	9.92	(0.80)	455,905	11	0.70	0.70	0.45

JNL/T. Rowe Price Capital Appreciation Fund
Class A
12/31/25		27.93	0.49	2.71	3.20	—	—	31.13	11.46	14,383,701	124	0.95	0.95	1.65
12/31/24		24.87	0.54	2.52	3.06	—	—	27.93	12.30	13,779,730	84	0.95	0.95	2.02
12/31/23		21.00	0.49	3.38	3.87	—	—	24.87	18.43	12,688,769	69	0.95	0.96	2.14
12/31/22		23.85	0.25	(3.10)	(2.85)	—	—	21.00	(11.95)	10,288,548	85	0.96	0.96	1.18
12/31/21		20.23	0.13	3.49	3.62	—	—	23.85	17.89	11,340,946	51	0.96	0.96	0.56

Class I
12/31/25		28.50	0.58	2.78	3.36	—	—	31.86	11.79	433,777	124	0.65	0.65	1.94
12/31/24		25.30	0.63	2.57	3.20	—	—	28.50	12.65	549,969	84	0.65	0.65	2.33
12/31/23		21.30	0.57	3.43	4.00	—	—	25.30	18.78	665,335	69	0.65	0.66	2.44
12/31/22		24.11	0.32	(3.13)	(2.81)	—	—	21.30	(11.65)	595,286	85	0.66	0.66	1.47
12/31/21		20.40	0.19	3.52	3.71	—	—	24.11	18.19	682,938	51	0.66	0.66	0.87

(a)	The Fund commenced operations on October 21, 2024.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Growth Stock Fund
Class A
12/31/25	91.99	(0.40)	14.44	14.04	—	—	106.03	15.26	8,488,899	34	0.83	0.83	(0.42)
12/31/24	70.79	(0.31)	21.51	21.20	—	—	91.99	29.95	8,953,590	34	0.83	0.83	(0.37)
12/31/23	47.82	(0.18)	23.15	22.97	—	—	70.79	48.03	8,171,284	32	0.83	0.83	(0.30)
12/31/22	78.17	(0.23)	(30.12)	(30.35)	—	—	47.82	(38.83)	5,962,625	28	0.83	0.83	(0.40)
12/31/21	68.31	(0.37)	10.23	9.86	—	—	78.17	14.43	10,597,738	29	0.83	0.83	(0.49)

Class I
12/31/25	96.90	(0.12)	15.25	15.13	—	—	112.03	15.61	1,027,132	34	0.53	0.53	(0.12)
12/31/24	74.35	(0.06)	22.61	22.55	—	—	96.90	30.33	1,256,024	34	0.53	0.53	(0.07)
12/31/23	50.08	0.00	24.27	24.27	—	—	74.35	48.46	1,310,492	32	0.53	0.53	0.01
12/31/22	81.61	(0.07)	(31.46)	(31.53)	—	—	50.08	(38.63)	1,259,656	28	0.53	0.53	(0.11)
12/31/21	71.10	(0.15)	10.66	10.51	—	—	81.61	14.78	2,717,304	29	0.53	0.53	(0.19)

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
12/31/25	79.86	(0.22)	2.73	2.51	—	—	82.37	3.14	4,340,445	33	0.97	0.98	(0.28)
12/31/24	73.15	(0.19)	6.90	6.71	—	—	79.86	9.17	4,922,240	22	0.97	0.97	(0.24)
12/31/23	60.98	(0.09)	12.26	12.17	—	—	73.15	19.96	5,154,807	22	0.98	0.98	(0.13)
12/31/22	78.25	(0.20)	(17.07)	(17.27)	—	—	60.98	(22.07)	4,655,799	22	0.97	0.98	(0.31)
12/31/21	69.30	(0.37)	9.32	8.95	—	—	78.25	12.91	6,664,276	19	0.98	0.98	(0.49)

Class I
12/31/25	85.34	0.02	2.93	2.95	—	—	88.29	3.46	55,666	33	0.67	0.68	0.03
12/31/24	77.93	0.05	7.36	7.41	—	—	85.34	9.51	216,464	22	0.67	0.67	0.06
12/31/23	64.77	0.12	13.04	13.16	—	—	77.93	20.32	261,383	22	0.68	0.68	0.17
12/31/22	82.86	(0.01)	(18.08)	(18.09)	—	—	64.77	(21.83)	235,328	22	0.67	0.68	(0.01)
12/31/21	73.17	(0.15)	9.84	9.69	—	—	82.86	13.24	329,433	19	0.68	0.68	(0.19)

JNL/T. Rowe Price Short-Term Bond Fund
Class A
12/31/25	11.02	0.45	0.15	0.60	—	—	11.62	5.44	1,054,856	103	0.72	0.72	3.99
12/31/24	10.53	0.42	0.07	0.49	—	—	11.02	4.65	1,077,914	109	0.72	0.72	3.94
12/31/23	10.04	0.32	0.17	0.49	—	—	10.53	4.88	1,162,682	70	0.71	0.71	3.15
12/31/22	10.53	0.17	(0.66)	(0.49)	—	—	10.04	(4.65)	1,292,391	94	0.71	0.71	1.72
12/31/21	10.57	0.11	(0.15)	(0.04)	—	—	10.53	(0.38)	1,369,640	77	0.71	0.71	1.00

Class I
12/31/25	11.34	0.50	0.14	0.64	—	—	11.98	5.64	30,066	103	0.42	0.42	4.29
12/31/24	10.79	0.47	0.08	0.55	—	—	11.34	5.10	38,688	109	0.42	0.42	4.24
12/31/23	10.27	0.34	0.18	0.52	—	—	10.79	5.06	35,545	70	0.41	0.41	3.30
12/31/22	10.73	0.22	(0.68)	(0.46)	—	—	10.27	(4.29)	468,649	94	0.41	0.41	2.16
12/31/21	10.74	0.14	(0.15)	(0.01)	—	—	10.73	(0.09)	300,785	77	0.41	0.41	1.30

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price U.S. High Yield Fund
Class A
12/31/25		12.50	0.88	0.07	0.95	—	—	13.45	7.60	198,898	76	0.92	0.92	6.85
12/31/24		11.57	0.85	0.08	0.93	—	—	12.50	8.04	194,362	125	0.93	0.93	7.06
12/31/23		10.18	0.80	0.59	1.39	—	—	11.57	13.65	189,014	54	0.93	0.93	7.40
12/31/22		11.95	0.67	(2.44)	(1.77)	—	—	10.18	(14.81)	141,134	51	0.94	0.96	6.31
12/31/21		11.40	0.60	(0.05)	0.55	—	—	11.95	4.82	163,555	95	0.97	0.97	5.15

Class I
12/31/25		12.61	0.93	0.07	1.00	—	—	13.61	7.93	59,082	76	0.62	0.62	7.18
12/31/24		11.64	0.89	0.08	0.97	—	—	12.61	8.33	272,237	125	0.63	0.63	7.34
12/31/23		10.21	0.83	0.60	1.43	—	—	11.64	14.01	211,304	54	0.63	0.64	7.69
12/31/22		11.95	0.71	(2.45)	(1.74)	—	—	10.21	(14.56)	381,917	51	0.64	0.66	6.56
12/31/21		11.37	0.64	(0.06)	0.58	—	—	11.95	5.10	549,450	95	0.67	0.67	5.45

JNL/T. Rowe Price Value Fund
Class A
12/31/25		28.17	0.28	3.10	3.38	—	—	31.55	12.00	2,954,451	55	0.86	0.87	0.92
12/31/24		24.53	0.27	3.37	3.64	—	—	28.17	14.84	3,045,873	58	0.87	0.87	0.97
12/31/23		21.92	0.29	2.32	2.61	—	—	24.53	11.91	2,985,641	60	0.87	0.87	1.28
12/31/22		24.77	0.25	(3.10)	(2.85)	—	—	21.92	(11.51)	3,003,508	190	0.86	0.86	1.11
12/31/21		19.12	0.13	5.52	5.65	—	—	24.77	29.55	3,453,316	104	0.86	0.86	0.56

Class I
12/31/25		30.04	0.39	3.32	3.71	—	—	33.75	12.35	1,105,487	55	0.56	0.57	1.22
12/31/24		26.08	0.37	3.59	3.96	—	—	30.04	15.18	1,428,457	58	0.57	0.57	1.27
12/31/23		23.23	0.38	2.47	2.85	—	—	26.08	12.27	1,536,298	60	0.57	0.57	1.58
12/31/22		26.18	0.33	(3.28)	(2.95)	—	—	23.23	(11.27)	1,469,019	190	0.56	0.56	1.37
12/31/21		20.15	0.20	5.83	6.03	—	—	26.18	29.93	2,391,289	104	0.56	0.56	0.86

JNL/WCM China Quality Growth Fund
Class A
12/31/25		8.47	0.01	1.98	1.99	—	—	10.46	23.49	11,423	150	1.34	1.34	0.14
12/31/24		8.54	0.12	(0.19)	(0.07)	—	—	8.47	(0.82)	5,629	94	1.35	1.35	1.52
12/31/23		10.41	0.05	(1.92)	(1.87)	—	—	8.54	(17.96)	5,242	90	1.35	1.35	0.56
12/31/22	(a)	10.00	0.02	0.39	0.41	—	—	10.41	4.10	5,735	28	1.32	1.32	0.32

Class I
12/31/25		8.53	0.04	2.00	2.04	—	—	10.57	23.92	1	150	1.06	1.06	0.38
12/31/24		8.58	0.14	(0.19)	(0.05)	—	—	8.53	(0.58)	1	94	0.95	0.95	1.78
12/31/23		10.42	0.09	(1.93)	(1.84)	—	—	8.58	(17.66)	1	90	1.04	1.04	0.92
12/31/22	(a)	10.00	0.04	0.38	0.42	—	—	10.42	4.20	1	28	1.05	1.05	0.53

(a)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/WCM Focused International Equity Fund
Class A
12/31/25	14.42	(0.01)	3.08	3.07	(0.06)	(1.05)	16.38	21.41		1,060,329	31	1.10		1.10		(0.04)
12/31/24	13.77	0.01	0.99	1.00	—	(0.35)	14.42	7.10		732,771	38	1.11		1.12		0.04
12/31/23	13.77	0.00	2.16	2.16	—	(2.16)	13.77	16.46		688,564	32	1.12		1.12		0.00
12/31/22	23.45	(0.04)	(6.60)	(6.64)	—	(3.04)	13.77	(28.69)		536,968	28	1.12		1.12		(0.21)
12/31/21	21.69	(0.12)	3.80	3.68	—	(1.92)	23.45	17.08		659,219	22	1.11		1.11		(0.52)

Class I
12/31/25	14.68	0.05	3.14	3.19	(0.10)	(1.05)	16.72	21.85		1,122,882	31	0.80		0.80		0.27
12/31/24	14.01	0.05	1.01	1.06	(0.04)	(0.35)	14.68	7.36		1,031,774	38	0.81		0.82		0.34
12/31/23	13.93	0.05	2.19	2.24	—	(2.16)	14.01	16.85		841,113	32	0.82		0.82		0.31
12/31/22	23.61	0.02	(6.66)	(6.64)	—	(3.04)	13.93	(28.50)		801,996	28	0.82		0.82		0.10
12/31/21	21.76	(0.05)	3.82	3.77	—	(1.92)	23.61	17.44		1,770,361	22	0.81		0.81		(0.21)

JNL/Westchester Capital Event Driven Fund
Class A
12/31/25	13.12	0.26	0.71	0.97	—	—	14.09	7.39	(a)	45,657	291	1.52	(b)	1.52	(b)	1.94
12/31/24	12.52	0.32	0.28	0.60	—	—	13.12	4.79		48,331	250	1.66	(b)	1.66	(b)	2.49
12/31/23	11.76	0.17	0.59	0.76	—	—	12.52	6.46		58,792	297	1.84	(b)	1.84	(b)	1.45
12/31/22	12.16	0.13	(0.53)	(0.40)	—	—	11.76	(3.29)		61,635	213	1.57	(b)	1.57	(b)	1.09
12/31/21	11.81	(0.02)	0.37	0.35	—	—	12.16	2.96		55,020	315	1.64	(b)	1.64	(b)	(0.19)

Class I
12/31/25	13.26	0.31	0.71	1.02	—	—	14.28	7.69	(a)	1,795	291	1.22	(b)	1.22	(b)	2.26
12/31/24	12.62	0.32	0.32	0.64	—	—	13.26	5.07		1,641	250	1.48	(b)	1.48	(b)	2.53
12/31/23	11.82	0.21	0.59	0.80	—	—	12.62	6.77		21,067	297	1.54	(b)	1.54	(b)	1.74
12/31/22	12.19	0.16	(0.53)	(0.37)	—	—	11.82	(3.04)		70,025	213	1.27	(b)	1.27	(b)	1.34
12/31/21	11.80	0.01	0.38	0.39	—	—	12.19	3.31		75,117	315	1.34	(b)	1.34	(b)	0.10

JNL/William Blair International Leaders Fund
Class A
12/31/25	10.89	0.07	2.49	2.56	(0.08)	—	13.37	23.50		534,692	86	0.97		0.97		0.60
12/31/24	11.03	0.06	(0.16)	(0.10)	(0.04)	—	10.89	(0.95)		514,060	73	0.97		0.97		0.48
12/31/23	9.77	0.05	1.21	1.26	—	—	11.03	12.90		619,343	44	0.97		0.97		0.51
12/31/22	15.69	0.07	(3.95)	(3.88)	(0.22)	(1.82)	9.77	(25.10)		612,250	144	0.97		0.97		0.53
12/31/21	15.25	0.08	0.86	0.94	(0.19)	(0.31)	15.69	6.20		893,543	38	0.98		0.98		0.53

Class I
12/31/25	11.75	0.12	2.67	2.79	(0.12)	—	14.42	23.78		462,768	86	0.67		0.67		0.91
12/31/24	11.90	0.10	(0.17)	(0.07)	(0.08)	—	11.75	(0.65)		461,674	73	0.67		0.67		0.77
12/31/23	10.52	0.09	1.30	1.39	(0.01)	—	11.90	13.26		205,086	44	0.67		0.67		0.80
12/31/22	16.70	0.11	(4.20)	(4.09)	(0.27)	(1.82)	10.52	(24.82)		194,427	144	0.67		0.67		0.82
12/31/21	16.20	0.14	0.90	1.04	(0.23)	(0.31)	16.70	6.48		269,901	38	0.68		0.68		0.81

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/Westchester Capital Event Driven Fund: 6.55% and 6.94%.

(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: December 31, 2025: 1.46%, 1.46% December 31, 2024: 1.46%, 1.46% December 31, 2023: 1.46%, 1.46% December 31, 2022: 1.46%, 1.46% December 31, 2021: 1.46%, 1.46% Class I: December 31, 2025: 1.16%, 1.16% December 31, 2024: 1.16%, 1.16% December 31, 2023: 1.16%, 1.16% December 31, 2022: 1.16%, 1.16% December 31, 2021: 1.16%, 1.16%

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Balanced Fund
Class A
12/31/25	38.06	0.66	5.31	5.97	—	—	44.03	15.69	9,239,849	99	(a)	0.71	0.71	1.63
12/31/24	33.20	0.63	4.23	4.86	—	—	38.06	14.64	9,086,876	99		0.71	0.71	1.75
12/31/23	29.36	0.58	3.26	3.84	—	—	33.20	13.08	8,893,103	96		0.71	0.71	1.88
12/31/22	34.12	0.38	(5.14)	(4.76)	—	—	29.36	(13.95)	8,491,226	144		0.71	0.71	1.27
12/31/21	28.75	0.30	5.07	5.37	—	—	34.12	18.68	10,525,994	69	(a)	0.71	0.71	0.94

Class I
12/31/25	40.03	0.82	5.60	6.42	—	—	46.45	16.04	91,660	99	(a)	0.41	0.41	1.93
12/31/24	34.82	0.77	4.44	5.21	—	—	40.03	14.96	83,475	99		0.41	0.41	2.05
12/31/23	30.70	0.70	3.42	4.12	—	—	34.82	13.42	80,652	96		0.41	0.41	2.18
12/31/22	35.57	0.50	(5.37)	(4.87)	—	—	30.70	(13.69)	71,144	144		0.41	0.41	1.57
12/31/21	29.88	0.40	5.29	5.69	—	—	35.57	19.04	81,138	69	(a)	0.41	0.41	1.22

JNL/WMC Equity Income Fund(b)
Class A
12/31/25	19.20	0.36	2.85	3.21	—	—	22.41	16.72	703,334	67		0.89	0.89	1.73
12/31/24	17.06	0.37	1.77	2.14	—	—	19.20	12.54	693,121	46		0.89	0.89	2.01
12/31/23	16.00	0.36	0.70	1.06	—	—	17.06	6.63	720,550	47		0.88	0.88	2.24
12/31/22	15.92	0.33	(0.25)	0.08	—	—	16.00	0.50	825,844	40		0.89	0.89	2.14
12/31/21	12.67	0.44	2.81	3.25	—	—	15.92	25.65	660,717	50		0.80	0.90	3.01

Class I
12/31/25	19.64	0.42	2.94	3.36	—	—	23.00	17.11	218,469	67		0.59	0.59	2.01
12/31/24	17.41	0.43	1.80	2.23	—	—	19.64	12.81	340,715	46		0.59	0.59	2.32
12/31/23	16.27	0.41	0.73	1.14	—	—	17.41	7.01	475,258	47		0.58	0.58	2.54
12/31/22	16.14	0.40	(0.27)	0.13	—	—	16.27	0.81	450,875	40		0.59	0.59	2.55
12/31/21	12.81	0.48	2.85	3.33	—	—	16.14	26.00	20,846	50		0.50	0.60	3.25

JNL/WMC Global Real Estate Fund
Class A
12/31/25	10.14	0.21	0.73	0.94	—	—	11.08	9.27	531,107	117		1.03	1.03	2.03
12/31/24	9.60	0.17	0.37	0.54	—	—	10.14	5.63	593,211	80		1.03	1.03	1.76
12/31/23	8.77	0.20	0.63	0.83	—	—	9.60	9.46	667,767	127		1.03	1.03	2.20
12/31/22	12.11	0.18	(3.52)	(3.34)	—	—	8.77	(27.58)	670,073	103		1.03	1.03	1.77
12/31/21	9.56	0.11	2.44	2.55	—	—	12.11	26.67	1,019,522	147		1.04	1.04	0.97

Class I
12/31/25	10.49	0.26	0.75	1.01	—	—	11.50	9.63	4,662	117		0.73	0.73	2.33
12/31/24	9.91	0.21	0.37	0.58	—	—	10.49	5.85	4,691	80		0.73	0.73	2.06
12/31/23	9.02	0.23	0.66	0.89	—	—	9.91	9.87	4,956	127		0.73	0.73	2.51
12/31/22	12.42	0.22	(3.62)	(3.40)	—	—	9.02	(27.38)	4,425	103		0.73	0.73	2.13
12/31/21	9.77	0.14	2.51	2.65	—	—	12.42	27.12	5,383	147		0.74	0.74	1.28

(a)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was as follows: December 31, 2025: 125%; December 31, 2021: 137%;
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: December 31, 2021: 0.89%, 0.99%, 2.92%. JNL/WMC Equity Income Fund - Class I: December 31, 2021: 0.59%, 0.69%, 3.16%.

See accompanying Notes to Financial Statements.

JNL Series Trust

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Value Fund
Class A
12/31/25	35.25	0.56	4.61	5.17	—	—	40.42	14.67	714,790	42	0.79	0.79	1.51
12/31/24	31.79	0.53	2.93	3.46	—	—	35.25	10.88	729,049	31	0.79	0.79	1.56
12/31/23	29.11	0.52	2.16	2.68	—	—	31.79	9.21	752,412	27	0.78	0.78	1.75
12/31/22	30.59	0.44	(1.92)	(1.48)	—	—	29.11	(4.84)	837,010	36	0.78	0.78	1.50
12/31/21	24.09	0.37	6.13	6.50	—	—	30.59	26.98	874,473	29	0.78	0.78	1.32

Class I
12/31/25	36.97	0.71	4.83	5.54	—	—	42.51	14.99	257,448	42	0.49	0.49	1.82
12/31/24	33.24	0.65	3.08	3.73	—	—	36.97	11.22	334,451	31	0.49	0.49	1.85
12/31/23	30.34	0.63	2.27	2.90	—	—	33.24	9.56	647,008	27	0.48	0.48	2.06
12/31/22	31.79	0.54	(1.99)	(1.45)	—	—	30.34	(4.56)	621,313	36	0.48	0.48	1.78
12/31/21	24.96	0.47	6.36	6.83	—	—	31.79	27.36	804,602	29	0.48	0.48	1.63

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at December 31, 2025 consisted of one hundred and thirty-one (131) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNAM (Adviser to each Fund)

JNL/JPMorgan Managed Aggressive Growth Fund, JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Growth Fund, JNL/JPMorgan Managed Moderate Fund and JNL/JPMorgan Managed Moderate Growth Fund. These Funds are collectively known as "JNL/JPMorgan Funds of Funds".

JNAM (Adviser to each Fund) J.P. Morgan Investment Management Inc. (Sub-Adviser to each Fund)

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund and JNL Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL ETF Allocation Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund. These Funds are collectively known as "JNL/Mellon Index Funds”. JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL/Vanguard ETF Allocation Funds".

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLC
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC

JNL Multi-Manager Emerging Markets Equity Fund	GQG Partners LLC Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC
JNL Multi-Manager Floating Rate Income Fund	FIAM LLC PPM America, Inc.*
JNL Multi-Manager International Small Cap Fund	Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC Kayne Anderson Rudnick Investment Management, LLC River Road Asset Management, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	BAMCO, Inc. Driehaus Capital Management LLC Granahan Investment Management, LLC Kayne Anderson Rudnick Investment Management, LLC Segall Bryant & Hamill, LLC WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, LLC River Road Asset Management, LLC WCM Investment Management, LLC
JNL Multi-Manager U.S. Select Equity Fund	GQG Partners LLC River Road Asset Management, LLC WCM Investment Management, LLC
JNL/AB Sustainable Global Thematic Fund	AllianceBernstein L.P.
JNL/AQR Large Cap Defensive Style Fund	AQR Capital Management, LLC

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/BlackRock Global Allocation Fund	BlackRock Investment Management, LLC BlackRock International Limited (Sub-Sub-Adviser) BlackRock (Singapore) Limited (Sub-Sub-Adviser)
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/Cohen & Steers U.S. Realty Fund	Cohen & Steers Capital Management, Inc.
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Dreyfus Government Money Market Fund	Mellon Investments Corporation
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P.
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.

JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund

J.P. Morgan Investment Management Inc.
JNL/Lazard International Quality Growth Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Newton Equity Income Fund	Newton Investment Management North America, LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund	PPM America, Inc.*
JNL/T. Rowe Price Balanced Fund	T. Rowe Price Associates, Inc. T. Rowe Price Australia Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser) T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund	T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Growth Stock Fund and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser)
JNL/WCM China Quality Growth Fund and JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/William Blair International Leaders Fund	William Blair Investment Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. The American Funds Insurance Series® Master Funds are series of an open-end investment company organized as a Massachusetts business trust. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of December 31, 2025, the JNL/American

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Funds Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 13.1%, JNL/American Funds Bond Fund of America Fund 4.5%, JNL/American Funds Capital Income Builder Fund 34.1%, JNL/American Funds Capital World Bond Fund 21.3%, JNL/American Funds Global Growth Fund 12.4%, JNL/American Funds Global Small Capitalization Fund 19.5%, JNL/American Funds Growth Fund 16.0%, JNL/American Funds Growth-Income Fund 28.6%, JNL/American Funds International Fund 19.6%, JNL/American Funds New World Fund 37.2%, JNL/American Funds Washington Mutual Investors Fund 35.3%, JNL/Mellon Bond Index Fund 97.9%, JNL/Mellon Emerging Markets Index Fund 99.6%, JNL/Mellon International Index Fund 99.5%, JNL/Mellon S&P 400 MidCap Index Fund 99.6% and JNL/Mellon Small Cap Index Fund 99.6%. All Feeder Funds’ financial statements should be read in conjunction with their respective Master Fund’s financial statements. The Master Funds’ Schedules of Investments, financial statements and accounting policies are outlined in each Master Fund’s financial statements. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds’ financial statements are included here in this report as series of the Trust. For the JNL/American Funds Feeder Funds, the American Funds Insurance Series Master Funds’ financial statements are available on the SEC’s website at www.sec.gov or at www.jackson.com/fund-literature.html.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Cohen & Steers U.S. Realty Fund, JNL/GQG Emerging Markets Equity Fund, JNL/JPMorgan Nasdaq Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Growth Stock Fund and JNL/WCM China Quality Growth Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ primarily due to 12b-1 fees attributable to Class A shares. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective June 5, 2025, River Road Asset Management, LLC was added as a Sub-Adviser to JNL Multi-Manager Mid Cap Fund. Effective August 28, 2025, Baillie Gifford Overseas Limited was removed as a Sub-Adviser to JNL Multi-Manager International Small Cap Fund. Effective August 28, 2025, Nuance Investments, LLC was removed as a Sub-Adviser to JNL Multi-Manager Mid Cap Fund. Effective August 28, 2025, Victory Capital Management Inc. was removed as a Sub-Adviser to JNL Multi-Manager Small Cap Growth Fund. Effective August 29, 2025, River Road Asset Management, LLC was added as a Sub-Adviser to JNL Multi-Manager U.S. Select Equity Fund.

The following mergers were effective after close of business on April 25, 2025:

Acquired Fund	Acquiring Fund
JNL/Baillie Gifford International Growth Fund JNL/Harris Oakmark Global Equity Fund JNL/Western Asset Global Multi-Sector Bond Fund	JNL/Mellon International Index Fund JNL/Mellon World Index Fund JNL/Neuberger Berman Strategic Income Fund

On December 11, 2025, the Board approved the following mergers that will be effective after close of business on April 24, 2026:

Acquired Fund	Acquiring Fund
JNL/AB Sustainable Global Thematic Fund	JNL/Loomis Sayles Global Growth Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/DFA U.S. Core Equity Fund
JNL/American Funds Capital World Bond Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Invesco Global Growth Fund	JNL/Loomis Sayles Global Growth Fund
JNL/JPMorgan Global Allocation Fund	JNL/BlackRock Global Allocation Fund
JNL/Lazard International Quality Growth Fund	JNL/William Blair International Leaders Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Mellon Financial Sector Fund
JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price U.S. High Yield Bond Fund	JNL/PPM America High Yield Bond Fund
JNL/WCM China Quality Growth Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/WMC Global Real Estate Fund	JNL/Cohen & Steers U.S. Realty Fund

On December 11, 2025, the Board approved the following name changes that will be effective on April 27, 2026:

Prior Fund Name	Effective April 27, 2026 Fund Name
JNL Multi-Manager U.S. Select Equity Fund	JNL Multi-Manager Select Equity Fund
JNL/American Funds Global Small Capitalization Fund[1]	JNL Multi-Manager Global Small Cap Fund
JNL/ClearBridge Large Cap Growth Fund[2]	JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Prior Fund Name	Effective April 27, 2026 Fund Name
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/Fidelity Institutional AM® Total Bond Fund
JNL/Invesco Diversified Dividend Fund[3]	JNL/MFS Equity Income Fund
JNL/William Blair International Leaders Fund[4]	JNL Multi-Manager International Equity Fund
[1] Effective April 27, 2026, the Fund will operate as a Fund of Funds. Prior to April 27, 2026, the Fund will continue to operate as a Feeder Fund.
[2] Effective April 27, 2026, the Sub-Adviser for the Fund will change from ClearBridge Investments, LLC to FIAM LLC and J.P. Morgan Investment Management Inc.
[3] Effective April 27, 2026, the Sub-Adviser for the Fund will change from Invesco Advisers, Inc. to MFS Investment Management.

[4] Effective April 27, 2026, Causeway Capital Management, LLC, Lazard Asset Management LLC, and WCM Investment Management, LLC will be added as Sub-Advisers to the Fund. William Blair Investment Management, LLC will remain a Sub-Adviser to the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ financial statements, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s financial statements, which are available on the SEC's website at www.sec.gov.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. All securities in the JNL/Dreyfus Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not

JNL Series Trust

Notes to Financial Statements

December 31, 2025

be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds (as discussed in Note 11) are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/Dreyfus Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become uncollectible. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Following Russia's invasion of Ukraine on February 24, 2022, economic sanctions and other restrictive measures have limited the ability of the Funds to receive and record dividend, interest and maturity payments from certain Russian securities or to repatriate Russian currency. Distributions from Private Funds are recorded when communicated by the GP. Distributions from Private Funds that represent returns of capital in excess of cumulative profits and losses are credited to cost of investments rather than investment income. Portfolio investment fees that are paid outside of a Private Fund’s investment are expensed as incurred.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class and any other expenses are allocated to the classes on a pro rata basis using the daily net assets of each class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and

JNL Series Trust

Notes to Financial Statements

December 31, 2025

regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to require a statement of cash flows.

Recent Accounting Pronouncements. In December 2023, FASB released Accounting Standards Update (“ASU”) 2023-09, titled "Improvements to Income Tax Disclosures" under Topic 740. This update aims to enhance the transparency and consistency of income tax disclosures by requiring disclosure of specific categories in the rate reconciliation and by providing disaggregated information on income taxes paid by jurisdiction, both domestically and internationally. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the amendments and determined that they do not have a significant impact on the Funds’ financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the year ended December 31, 2025:

Balance at Beginning of Year ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Year ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

JNL/PIMCO Income Fund

Senior Floating Rate Instruments	23,287	—	1,240	—	—	8,814	(4,074)	26,852	65
Common Stocks	11,384	122	2,644	1,663	—	1,139	(5,836)	5,949	121
Credit Default Swap Agreements	—	—	—	—	—	—	—	(4)	(4)
Preferred Stocks	—	—	—	—	—	832	—	827	(5)
Warrants	933	—	—	108	—	155	(1,041)	171	16
Government And Agency Obligations	—	2,633	—	—	—	—	—	—	(2,633)
Corporate Bonds And Notes	1,650	—	1,650	—	—	—	—	—	—
	37,254	2,755	5,534	1,771	—	10,940	(10,951)	33,795	(2,440)

JNL/PIMCO Real Return Fund

Non-U.S. Government Agency Asset-Backed Securities	—	—	—	—	—	11,246	—	11,478	232

JNL/Westchester Capital Event Driven Fund

Other Equity Interests	1,179	—	—	—	—	—	(168)	1,070	59
Rights	78	—	—	—	—	—	—	101	23
Warrants	1	1	—	—	—	—	—	1	(1)
Total Return Swap Agreements	32	—	—	—	—	—	—	41	9
	1,290	1	—	—	—	—	(168)	1,213	90

[1]	There were no significant transfers between Level 3 and Level 2 during the Year except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held December 31, 2025.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)
JNL/PIMCO Income Fund
Senior Floating Rate Instruments	19,090	Merger Terms	Merger Indicated Value	100.00 - 103.00 (102.59)
Senior Floating Rate Instruments	7,736	Discounted Cash Flow Model	Discount Rate	1.69% - 70.00% (4.00%)
Senior Floating Rate Instruments	26	Market Approach	Broker Quote	39.00 - 83.00 (67.77)
	26,852
Common Stocks	4,557	Merger Terms	Merger Indicated Value	$3.9B (N/A)
Common Stocks	879	Proxy Price Model	Discount Rate	4.28% (N/A)
Common Stocks	373	Market Approach	Broker Quote	14.42 - 15.04 (14.72)
Common Stocks	138	Market Approach	Current Trade Price	1.51 - 2.95 (1.67)
Common Stocks	2	Market Approach	Broker Quote	0.63 (N/A)
	5,949
Credit Default Swap Agreements	(4)	Market Approach	Broker Quote	-0.81 - 1.18 (0.40)
Preferred Stocks	827	Discounted Cash Flow Model	Discount Rate	99.24% - 99.39% (99.24%)
Warrants	171	Black Scholes Model	Volatility	64.90% (N/A)
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	11,478	Recent Transaction	N/A‡	100.00 (N/A)
	11,478
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	1,070	Market Approach	Broker Quote	1.28 - 1.50 (1.36)
Rights	101	Market Approach	Broker Quote	0.30 - 1.00 (0.71)
Warrants	1	Market Approach	Current Trade Price	0.01 - 0.06 (0.01)
Total Return Swap Agreements	41	Market Approach	Broker Quote	0.50 - 1.75 (0.77)

† Unobservable inputs were weighted by the relative fair value of the instruments.

‡ The valuations within this category are based on recent transactions. There were no quantitative unobservable inputs significant to the valuation technique.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at December 31, 2025. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(20,149)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(57,254)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/Dreyfus Government Money Market Fund, JNL Multi-Manager Floating Rate Income Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services. In addition to investing cash collateral in the JNL Government Money Market Fund – Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. Government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. Government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of a Fund’s net assets, shall be collateralized by equity and U.S. Government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments – unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any shortfall in collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. The value of securities on loan and collateral received (in thousands) at December 31, 2025 was as follows:

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL Growth ETF Allocation Fund	36,499	11,473	25,817	37,290
JNL Moderate ETF Allocation Fund	18,064	2,546	15,956	18,502
JNL Moderate Growth ETF Allocation Fund	47,130	23,837	24,871	48,708
JNL/Vanguard Growth ETF Allocation Fund	164,357	87,866	80,295	168,161
JNL/Vanguard Moderate ETF Allocation Fund	83,432	41,749	43,951	85,700
JNL/Vanguard Moderate Growth ETF Allocation Fund	84,678	61,699	25,219	86,918
JNL Bond Index Fund	10,490	662	10,065	10,727
JNL Emerging Markets Index Fund	9,173	3,883	5,636	9,519
JNL International Index Fund	56,834	34,569	25,458	60,027
JNL Mid Cap Index Fund	63,834	51,988	14,359	66,347
JNL Small Cap Index Fund	53,601	29,340	25,870	55,210
JNL Multi-Manager Alternative Fund	2,615	1,579	1,154	2,733
JNL Multi-Manager Emerging Markets Equity Fund	32,152	22,402	11,786	34,188

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
JNL Multi-Manager International Small Cap Fund	40,738	42,645	—	42,645
JNL Multi-Manager Mid Cap Fund	7,707	673	7,337	8,010
JNL Multi-Manager Small Cap Growth Fund	87,000	53,593	35,928	89,521
JNL Multi-Manager Small Cap Value Fund	36,608	26,775	11,073	37,848
JNL Multi-Manager U.S. Select Equity Fund	12,909	93	13,135	13,228
JNL S&P 500 Index Fund	256	40	221	261
JNL/BlackRock Global Allocation Fund	48,216	12,924	36,943	49,867
JNL/BlackRock Global Natural Resources Fund	22,919	—	23,385	23,385
JNL/Causeway International Value Select Fund	5,126	5,432	—	5,432
JNL/Cohen & Steers U.S. Realty Fund	564	—	594	594
JNL/DFA International Core Equity Fund	28,030	19,236	10,338	29,574
JNL/DFA U.S. Core Equity Fund	3,097	1,579	1,642	3,221
JNL/DFA U.S. Small Cap Fund	13,007	4,851	8,852	13,703
JNL/DoubleLine Core Fixed Income Fund	11,188	196	11,231	11,427
JNL/DoubleLine Emerging Markets Fixed Income Fund	351	—	371	371
JNL/Fidelity Institutional Asset Management Total Bond Fund	9,062	934	8,264	9,198
JNL/First Sentier Global Infrastructure Fund	17,726	17,799	849	18,648
JNL/Franklin Templeton Income Fund	46,634	195	47,419	47,614
JNL/Goldman Sachs 4 Fund	273	—	283	283
JNL/GQG Emerging Markets Equity Fund	14,020	4,746	10,339	15,085
JNL/Invesco Global Growth Fund	11,749	12,335	—	12,335
JNL/Invesco Small Cap Growth Fund	28,291	29,097	—	29,097
JNL/JPMorgan Global Allocation Fund	7,736	2,897	5,082	7,979
JNL/JPMorgan U.S. Government & Quality Bond Fund	3,302	—	3,371	3,371
JNL/Loomis Sayles Global Growth Fund	7,906	8,641	—	8,641
JNL/Lord Abbett Short Duration Income Fund	817	590	241	831
JNL/Mellon Communication Services Sector Fund	5,385	4,806	732	5,538
JNL/Mellon Consumer Discretionary Sector Fund	1,937	878	1,102	1,980
JNL/Mellon Consumer Staples Sector Fund	611	—	626	626
JNL/Mellon Energy Sector Fund	3,890	3,437	571	4,008
JNL/Mellon Financial Sector Fund	5,332	3,569	1,911	5,480
JNL/Mellon Healthcare Sector Fund	11,212	9,856	1,631	11,487
JNL/Mellon Industrials Sector Fund	1,284	154	1,158	1,312
JNL/Mellon Information Technology Sector Fund	28,825	16,413	13,095	29,508
JNL/Mellon Materials Sector Fund	509	556	—	556
JNL/Mellon Nasdaq 100 Index Fund	47,192	23,360	25,075	48,435
JNL/Mellon Real Estate Sector Fund	2,372	435	2,006	2,441
JNL/Mellon S&P 500 Index Fund	839,586	516	857,250	857,766
JNL/Mellon U.S. Stock Market Index Fund	16,323	6,868	10,027	16,895
JNL/Mellon Utilities Sector Fund	6,854	31	6,977	7,008
JNL/Mellon World Index Fund	5,597	3,004	2,905	5,909
JNL/MFS Mid Cap Value Fund	3,257	—	3,374	3,374
JNL/Morningstar PitchBook Listed Private Equity Index Fund	698	321	414	735
JNL/Morningstar U.S. Sustainability Index Fund	157	160	—	160
JNL/Morningstar Wide Moat Index Fund	4,013	4,100	—	4,100
JNL/Neuberger Berman Strategic Income Fund	13,296	807	12,802	13,609
JNL/PIMCO Income Fund	3,894	—	3,975	3,975
JNL/PIMCO Investment Grade Credit Bond Fund	7,394	—	7,545	7,545
JNL/PPM America High Yield Bond Fund	75,145	552	76,204	76,756
JNL/PPM America Investment Grade Credit Fund	2,786	—	2,846	2,846
JNL/PPM America Total Return Fund	1,797	—	1,838	1,838
JNL/RAFI Fundamental U.S. Small Cap Fund	5,972	1,283	4,978	6,261
JNL/RAFI Multi-Factor U.S. Equity Fund	9,193	3,279	6,269	9,548
JNL/T. Rowe Price Balanced Fund	6,075	2,979	3,378	6,357
JNL/T. Rowe Price Capital Appreciation Equity Fund	7,585	252	7,541	7,793
JNL/T. Rowe Price Capital Appreciation Fund	10,631	—	10,856	10,856
JNL/T. Rowe Price Short-Term Bond Fund	1,596	—	1,628	1,628
JNL/T. Rowe Price U.S. High Yield Fund	11,544	5,214	6,567	11,781
JNL/T. Rowe Price Value Fund	215	—	224	224
JNL/WCM China Quality Growth Fund	362	143	243	386
JNL/WMC Balanced Fund	63,277	48,539	17,349	65,888
JNL/WMC Equity Income Fund	3,317	—	3,455	3,455
JNL/WMC Global Real Estate Fund	18,069	1,129	17,432	18,561
JNL/WMC Value Fund	12,325	11,068	1,622	12,690

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks ("FHLBanks"), are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s

JNL Series Trust

Notes to Financial Statements

December 31, 2025

obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Although many types of U.S. Government securities may be purchased by the Funds, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation, the FHLBanks, and other entities chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities. Private placements and other restricted securities are subject to legal and/or contractual restrictions on their sales. These securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more volatile and more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what a Fund regards as their fair market value. Rule 144A securities are securities offered as exempt from registration with the SEC, but may be treated as liquid securities because there is a market for such securities. Rule 144A securities may have an active trading market but carry the risk that the active trading market may not continue. To the extent that institutional buyers become, for a time, uninterested in purchasing Rule 144A securities, investing in such securities could increase a Fund’s level of illiquidity.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the year ended December 31, 2025, were as follows:

Fund	Weighted Average Interest Rate (%)	Days Outstanding	Average Daily Balance ($)
JNL Multi-Manager Alternative Fund	4.70%	127	10,822
JNL/PIMCO Income Fund	4.50%	149	16,879
JNL/PIMCO Investment Grade Credit Bond Fund	1.50%	48	218
JNL/PIMCO Real Return Fund	0.79%	136	19,537

The value of reverse repurchase agreements and collateral pledged (in thousands) at December 31, 2025, was as follows:

Fund	Counter-party	Collateral	Interest Rate Expense/ Income(%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL/PIMCO Investment Grade Credit Bond Fund
	BCL	Synthos Spolka Akcyjna, 2.50% due 06/07/28	1.50	11/13/27	220	220

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale, and any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing and any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands), the weighted average interest rate, and the amount of deferred income (in thousands) for Treasury roll transactions accounted for as secured borrowing transactions, for the year ended December 31, 2025, were as follows:

Fund	Avgerage Daily Balance ($)	Weighted Average Interest Rate (%)	Days Outstanding	Deferred Income ($)
JNL/PIMCO Income Fund	40,939	2.92%	138	—
JNL/PIMCO Investment Grade Credit Bond Fund	38,168	3.21%	235	5
JNL/PIMCO Real Return Fund	305,625	3.21%	365	232

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of December 31, 2025:

Fund	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Investment Grade Credit Bond Fund
Treasury, United States Department of	BCL	3.97	1/2/2026	1,556
Treasury, United States Department of	GSC	3.86	1/9/2026	1,344
Treasury, United States Department of	UBS	3.94	1/8/2026	1,128
				4,028
JNL/PIMCO Real Return Fund
Treasury, United States Department of	BCL	3.90	1/6/2026	611,502
Treasury, United States Department of	GSC	3.91	1/6/2026	3,273
Treasury, United States Department of	GSC	3.95	1/7/2026	301,790
				916,565

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade

JNL Series Trust

Notes to Financial Statements

December 31, 2025

quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Typically, convertible securities pay dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the 1940 Act or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments – unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing

JNL Series Trust

Notes to Financial Statements

December 31, 2025

standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Advisers believe to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Advisers are parties to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Advisers and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to,

JNL Series Trust

Notes to Financial Statements

December 31, 2025

margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. DERIVATIVE FINANCIAL INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability. All types of options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current fair value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO.

All types of swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to

JNL Series Trust

Notes to Financial Statements

December 31, 2025

receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. Changes in contract value may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the year; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of December 31, 2025. Funds which held only one type of derivative during the year are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of December 31, 2025. For Funds which held only one type of derivative during the year, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the year ended December 31, 2025.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL Emerging Markets Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	41	—	—	41
Total derivative instruments liabilities	—	—	41	—	—	41
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1)	—	(1)
Futures/futures options contracts	—	—	1,500	—	—	1,500
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	623	—	—	623

JNL Emerging Markets Index Fund – Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
—
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	41
41

JNL Emerging Markets Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	10,277	333

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL International Index Fund Derivatives Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	243	—	243
[8] Variation margin on futures/futures options contracts	—	—	2	—	—	2
Total derivative instruments assets	—	—	2	243	—	245
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	231	—	231
[8] Variation margin on futures/futures options contracts	—	—	44	—	—	44
Total derivative instruments liabilities	—	—	44	231	—	275
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	767	—	767
Futures/futures options contracts	—	—	5,725	—	—	5,725
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	380	—	380
Futures/futures options contracts	—	—	647	—	—	647

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
CIT	14	(14)	—	—
HSB	163	—	—	163
RBC	21	—	—	21
SCB	45	(45)	—	—
Derivatives eligible for offset	243	(59)	—	184
Derivatives not eligible for offset	2
	245
Derivative Liabilities by Counterparty*
BCL	11	—	—	11
CIT	40	(14)	—	26
SCB	180	(45)	—	135
Derivatives eligible for offset	231	(59)	—	172
Derivatives not eligible for offset	44
	275

JNL International Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	30,119	68,317

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to reduce foreign currency exposure on investment securities denominated in foreign currencies, to create foreign currency exposure in U.S. dollar cash balances and to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Purchased options, at value	—	—	71	—	—	71
Forward foreign currency contracts	—	—	—	1	—	1
[8] Variation margin on futures/futures options contracts	—	—	—	—	10	10
OTC swap agreements	—	—	1,876	—	—	1,876
Total derivative instruments assets	—	—	1,947	1	10	1,958
Derivative instruments liabilities:
Written options, at value	—	—	903	—	—	903
Forward foreign currency contracts	—	—	—	17	—	17
[8] Variation margin on futures/futures options contracts	—	—	—	—	14	14
OTC swap agreements	—	—	1,224	—	—	1,224
Total derivative instruments liabilities	—	—	2,127	17	14	2,158
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	—	—	(198)	—	—	(198)
Written option contracts	—	—	(930)	—	—	(930)
Forward foreign currency contracts	—	—	—	(334)	—	(334)
Futures/futures options contracts	—	—	—	—	246	246
Swap agreements	—	—	9,116	—	—	9,116
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(179)	—	—	(179)
Written options	—	—	(384)	—	—	(384)
Forward foreign currency contracts	—	—	—	(270)	—	(270)
Futures/futures options contracts	—	—	—	—	145	145
Swap agreements	—	—	(4,546)	—	—	(4,546)

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	23	(15)	—	8
GSC	1,789	(697)	—	1,092
JPM	56	(56)	—	—
MSC	9	(9)	—	—
Derivatives eligible for offset	1,877	(777)	—	1,100
Derivatives not eligible for offset	81
	1,958
Derivative Liabilities by Counterparty*
BOA	15	(15)	—	—
GSC	697	(697)	—	—
JPM	309	(56)	(253)	—
MSC	218	(9)	(209)	—
SSB	2	—	—	2
Derivatives eligible for offset	1,241	(777)	(462)	2
Derivatives not eligible for offset	917
	2,158

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	491	24,300	13,594	39,476	6,368

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Purchased options, at value	4,024	4	4,589	71	189	8,877
Forward foreign currency contracts	—	—	—	4,268	—	4,268
[8] Variation margin on futures/futures options contracts	—	—	1,308	—	618	1,926
[8] Variation margin on swap agreements	—	44	—	—	619	663
OTC swap agreements	—	244	1,487	—	55	1,786
OTC swap premiums paid	—	644	—	—	—	644
Total derivative instruments assets	4,024	936	7,384	4,339	1,481	18,164
Derivative instruments liabilities:
Written options, at value	2,092	39	3,093	317	1,659	7,200
Forward foreign currency contracts	—	—	—	4,282	—	4,282
[8] Variation margin on futures/futures options contracts	—	—	840	—	342	1,182
[8] Variation margin on swap agreements	—	13	—	—	1,578	1,591
OTC swap agreements	—	352	1,562	—	1,616	3,530
OTC swap premiums received	—	164	—	—	—	164
Total derivative instruments liabilities	2,092	568	5,495	4,599	5,195	17,949
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	9,029	(242)	(19,820)	(2,104)	(3,753)	(16,890)
Written option contracts	2,769	105	17,929	1,957	7,982	30,742
Forward foreign currency contracts	—	—	—	(2,989)	—	(2,989)
Futures/futures options contracts	—	—	28,107	—	(19,928)	8,179
Swap agreements	—	888	(13,670)	—	432	(12,350)
Net change in unrealized appreciation (depreciation) on:
Purchased options	1,704	13	994	(33)	457	3,135
Written options	(324)	37	1,336	(3)	555	1,601
Forward foreign currency contracts	—	—	—	9,321	—	9,321
Futures/futures options contracts	—	—	(3,412)	—	(30)	(3,442)
Swap agreements	—	288	(900)	—	16,422	15,810

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	223	(106)	(110)	7
BNP	129	(129)	—	—
BOA	1,582	(1,582)	—	—
CIB	461	—	—	461
CIT	687	(453)	—	234
DUB	281	(281)	—	—
GSC	373	(373)	—	—
HSB	42	(37)	—	5
JPM	529	(529)	—	—
MSC	245	(245)	—	—
NSI	3	(3)	—	—
RBC	159	—	—	159
RBS	2	(2)	—	—
SCB	131	(131)	—	—
SGS	822	(98)	(210)	514
TDB	3	(3)	—	—
UBS	890	(41)	(23)	826
Derivatives eligible for offset	6,562	(4,013)	(343)	2,206
Derivatives not eligible for offset	11,602
	18,164
Derivative Liabilities by Counterparty*
BCL	106	(106)	—	—
BNP	725	(129)	(596)	—
BOA	2,397	(1,582)	(815)	—
CIT	453	(453)	—	—
DUB	2,755	(281)	(150)	2,324
GSC	946	(373)	(510)	63
HSB	37	(37)	—	—
JPM	1,288	(529)	(488)	271
MSC	435	(245)	(130)	60
NSI	274	(3)	(260)	11
RBS	8	(2)	—	6
SCB	298	(131)	—	167
SGS	98	(98)	—	—
TDB	19	(3)	—	16
UBS	41	(41)	—	—
WBC	1	—	—	1
Derivatives eligible for offset	9,881	(4,013)	(2,949)	2,919
Derivatives not eligible for offset	8,068
	17,949

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	19,538	1,347,034	1,032,976	2,300,048	61,261	45,876	117,027

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/DoubleLine Core Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/DoubleLine Core Fixed Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	31	—	31
[8] Variation margin on futures/futures options contracts	—	—	—	—	621	621
Total derivative instruments assets	—	—	—	31	621	652
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	28	—	28
[8] Variation margin on futures/futures options contracts	—	—	—	—	851	851
Total derivative instruments liabilities	—	—	—	28	851	879
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(45)	—	(45)
Futures/futures options contracts	—	—	—	—	2,629	2,629
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	48	—	48
Futures/futures options contracts	—	—	—	—	(5)	(5)

JNL/DoubleLine Core Fixed Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
GSC	7	—	—	7
SSB	24	(24)	—	—
Derivatives eligible for offset	31	(24)	—	7
Derivatives not eligible for offset	621
	652
Derivative Liabilities by Counterparty*
SSB	28	(24)	—	4
Derivatives eligible for offset	28	(24)	—	4
Derivatives not eligible for offset	851
	879

JNL/DoubleLine Core Fixed Income Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	1,864,829	2,597

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy and to obtain exposure to or hedge changes in interest rates, inflation and in interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Purchased options, at value	—	—	—	—	636	636
[8] Variation margin on futures/futures options contracts	—	—	—	—	1	1
[8] Variation margin on swap agreements	—	—	—	—	56	56
OTC swap agreements	—	78	—	—	—	78
OTC swap premiums paid	—	230	—	—	—	230
Total derivative instruments assets	—	308	—	—	693	1,001
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	167	167
[8] Variation margin on swap agreements	—	—	—	—	4	4
OTC swap agreements	—	70	—	—	—	70
OTC swap premiums received	—	66	—	—	—	66
Total derivative instruments liabilities	—	136	—	—	171	307
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(267)	(267)
Written option contracts	—	—	—	—	35	35
Futures/futures options contracts	—	—	—	—	2,072	2,072
Swap agreements	—	(253)	—	—	76	(177)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	35	35
Futures/futures options contracts	—	—	—	—	145	145
Swap agreements	—	256	—	—	(484)	(228)

JNL/Fidelity Institutional Asset Management Total Bond Fund – Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	252	—	—	252
CIT	101	(21)	—	80
GSC	145	(16)	(129)	—
JPM	12	(12)	—	—
MSC	204	(11)	—	193
Derivatives eligible for offset	714	(60)	(129)	525
Derivatives not eligible for offset	287
	1,001
Derivative Liabilities by Counterparty*
CIT	21	(21)	—	—
GSC	16	(16)	—	—
JPM	22	(12)	—	10
MSC	11	(11)	—	—
Derivatives eligible for offset	70	(60)	—	10
Derivatives not eligible for offset	237
	307

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/Fidelity Institutional Asset Management Total Bond Fund – Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1,7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	10,457	(10,450)	—	7
BOA	4,556	(4,556)	—	—
CIT	10,459	(10,459)	—	—
GSC	26,628	(26,615)	—	13
JPM	2,928	(2,928)	—	—
MLP	962	(961)	—	1
MSC	14,179	(14,179)	—	—
WFI	10,540	(10,536)	—	4
	80,709	(80,684)	—	25
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	10,450	(10,450)	—	—
BOA	4,556	(4,556)	—	—
CIT	10,471	(10,459)	—	12
GSC	26,615	(26,615)	—	—
JPM	2,932	(2,928)	—	4
MLP	961	(961)	—	—
MSC	14,193	(14,179)	—	14
WFI	10,536	(10,536)	—	—
	80,714	(80,684)	—	30

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	1,043	145,480	54,019	10,195

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	145	—	145
[8] Variation margin on futures/futures options contracts	—	—	733	—	293	1,026
Total derivative instruments assets	—	—	733	145	293	1,171
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	293	—	293
[8] Variation margin on futures/futures options contracts	—	—	2,097	35	391	2,523
Total derivative instruments liabilities	—	—	2,097	328	391	2,816
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1,061)	—	(1,061)
Futures/futures options contracts	—	—	11,385	646	(2,463)	9,568
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	344	—	344
Futures/futures options contracts	—	—	5,319	375	848	6,542

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	26	(8)	—	18
BNP	40	(40)	—	—
GSC	12	(5)	—	7
HSB	30	(30)	—	—
MSC	25	(25)	—	—
SCB	12	(1)	—	11
Derivatives eligible for offset	145	(109)	—	36
Derivatives not eligible for offset	1,026
	1,171
Derivative Liabilities by Counterparty*
BCL	8	(8)	—	—
BNP	68	(40)	—	28
CIT	9	—	(9)	—
GSC	5	(5)	—	—
HSB	164	(30)	—	134
MSC	38	(25)	—	13
SCB	1	(1)	—	—
Derivatives eligible for offset	293	(109)	(9)	175
Derivatives not eligible for offset	2,523
	2,816

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	465,487	105,457

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Purchased options, at value	—	—	10,781	—	—	10,781
Total derivative instruments assets	—	—	10,781	—	—	10,781
Derivative instruments liabilities:
Written options, at value	—	—	10,839	—	—	10,839
[8] Variation margin on futures/futures options contracts	—	—	28	—	—	28
Total derivative instruments liabilities	—	—	10,867	—	—	10,867
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	—	—	(48,730)	—	—	(48,730)
Written option contracts	—	—	(24,509)	—	—	(24,509)
Futures/futures options contracts	—	—	296	—	—	296
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	345	—	—	345
Written options	—	—	(118)	—	—	(118)
Futures/futures options contracts	—	—	423	—	—	423

JNL/JPMorgan Hedged Equity Fund – Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	10,781
	10,781
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	10,867
	10,867

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	24,024	9,164

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/JPMorgan Nasdaq Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Nasdaq Hedged Equity Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Purchased options, at value	—	—	854	—	—	854
Total derivative instruments assets	—	—	854	—	—	854
Derivative instruments liabilities:
Written options, at value	—	—	832	—	—	832
[8] Variation margin on futures/futures options contracts	—	—	7	—	—	7
Total derivative instruments liabilities	—	—	839	—	—	839
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	—	—	(2,873)	—	—	(2,873)
Written option contracts	—	—	(3,603)	—	—	(3,603)
Futures/futures options contracts	—	—	68	—	—	68
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	3	—	—	3
Written options	—	—	(3)	—	—	(3)
Futures/futures options contracts	—	—	7	—	—	7

JNL/JPMorgan Nasdaq Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	1,971	490

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	6	—	6
Total derivative instruments assets	—	—	—	6	—	6
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	35	—	—	35
Total derivative instruments liabilities	—	—	35	—	—	35
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	38	—	38
Futures/futures options contracts	—	—	956	—	—	956
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	21	—	21
Futures/futures options contracts	—	—	80	—	—	80

JNL/Mellon World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	1	—	—	1
HSB	5	—	—	5
Derivatives eligible for offset	6	—	—	6
Derivatives not eligible for offset	—
	6
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	35
	35

JNL/ Mellon World Index Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	6,154	1,120

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to hedge accrued dividends and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, to manage duration at the cross-sector level, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	899	—	899
[8] Variation margin on futures/futures options contracts	—	—	—	—	4	4
[8] Variation margin on swap agreements	—	—	—	—	23	23
OTC swap agreements	—	55	—	—	—	55
Total derivative instruments assets	—	55	—	899	27	981
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	779	—	779
[8] Variation margin on futures/futures options contracts	—	—	—	—	134	134
OTC swap agreements	—	—	—	—	22	22
Total derivative instruments liabilities	—	—	—	779	156	935
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(506)	—	(506)
Futures/futures options contracts	—	—	—	—	8,874	8,874
Swap agreements	—	1,380	—	—	328	1,708
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(4,184)	—	(4,184)
Futures/futures options contracts	—	—	—	—	(1,254)	(1,254)
Swap agreements	—	144	—	—	18	162

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	10	(1)	—	9
CIT	367	(367)	—	—
GSC	467	(228)	—	239
JPM	64	(53)	—	11
SCB	34	(4)	—	30
SSB	12	(3)	—	9
Derivatives eligible for offset	954	(656)	—	298
Derivatives not eligible for offset	27
	981
Derivative Liabilities by Counterparty*
BCL	1	(1)	—	—
CIT	512	(367)	—	145
GSC	228	(228)	—	—
JPM	53	(53)	—	—
SCB	4	(4)	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2025

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
SSB	3	(3)	—	—
Derivatives eligible for offset	801	(656)	—	145
Derivatives not eligible for offset	134
	935

JNL/Neuberger Berman Strategic Income Fund – Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1,7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BNP	20,142	(20,111)	—	31
BOA	2,203	(2,196)	—	7
CIT	10,694	(10,675)	—	19
JPM	17,828	(17,801)	—	27
MSC	22,361	(22,332)	(29)	—
MZS	9,193	(9,160)	—	33
WFI	13,036	(13,011)	—	25
	95,457	(95,286)	(29)	142
Master Forward Transaction Agreement Liabilities by Counterparty*
BNP	20,111	(20,111)	—	—
BOA	2,196	(2,196)	—	—
CIT	10,675	(10,675)	—	—
JPM	17,801	(17,801)	—	—
MSC	22,332	(22,332)	—	—
MZS	9,160	(9,160)	—	—
WFI	13,011	(13,011)	—	—
	95,286	(95,286)	—	—

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	201,334	169,505	7,519	9,675	19,923

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physcial securities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to magange cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitue for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Income Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,198	—	1,198
[8] Variation margin on futures/futures options contracts	—	—	—	—	405	405
[8] Variation margin on swap agreements	—	7	—	—	2,627	2,634
OTC swap agreements	—	3,221	—	—	—	3,221
OTC swap premiums paid	—	1,512	—	—	—	1,512
Total derivative instruments assets	—	4,740	—	1,198	3,032	8,970
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	2,738	—	2,738
[8] Variation margin on futures/futures options contracts	—	—	—	—	1,084	1,084
[8] Variation margin on swap agreements	—	49	—	—	1,055	1,104
OTC swap agreements	—	20	—	—	—	20
OTC swap premiums received	—	2,550	—	—	—	2,550
Total derivative instruments liabilities	—	2,619	—	2,738	2,139	7,496
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(253)	—	(253)
Written option contracts	—	—	—	700	1,660	2,360
Forward foreign currency contracts	—	—	—	(11,747)	—	(11,747)
Futures/futures options contracts	—	—	—	—	7,047	7,047
Swap agreements	—	6,692	—	—	8,136	14,828
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	393	32	425
Forward foreign currency contracts	—	—	—	(6,199)	—	(6,199)
Futures/futures options contracts	—	—	—	—	522	522
Swap agreements	—	(176)	—	—	(4,343)	(4,519)

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	450	(26)	(200)	224
BOA	79	(79)	—	—
CIT	631	(239)	(320)	72
DUB	172	(87)	—	85
GSC	2,963	(667)	(560)	1,736
HSB	40	(40)	—	—
JPM	84	(84)	—	—
Derivatives eligible for offset	4,419	(1,222)	(1,080)	2,117
Derivatives not eligible for offset	4,551
	8,970
Derivative Liabilities by Counterparty*
BCL	26	(26)	—	—
BOA	843	(79)	—	764
CIT	239	(239)	—	—
DUB	87	(87)	—	—
GSC	667	(667)	—	—
HSB	616	(40)	(576)	—
JPM	280	(84)	—	196
Derivatives eligible for offset	2,758	(1,222)	(576)	960
Derivatives not eligible for offset	4,738
	7,496

JNL/PIMCO Income Fund - Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1,7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	2,375	(2,368)	—	7
BOA	245,546	(245,253)	(293)	—
CIT	1,443	(1,441)	—	2
GSC	228,091	(227,633)	(458)	—
JPM	394,992	(393,641)	(1,351)	—
MSC	84,358	(84,236)	(122)	—
MZS	46,874	(46,874)	—	—
	1,003,679	(1,001,446)	(2,224)	9
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	2,368	(2,368)	—	—
BOA	245,253	(245,253)	—	—
CIT	1,441	(1,441)	—	—
GSC	227,633	(227,633)	—	—
JPM	393,641	(393,641)	—	—
MSC	84,236	(84,236)	—	—
MZS	46,876	(46,874)	—	2
	1,001,448	(1,001,446)	—	2
JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	396	708,352	520,262	2,480,823	351,718

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management, to generate income, to obtain exposure to or hedge changes in interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Purchased options, at value	—	—	—	59	—	59
Forward foreign currency contracts	—	—	—	554	—	554
[8] Variation margin on futures/futures options contracts	—	—	—	—	321	321
[8] Variation margin on swap agreements	—	3	—	—	326	329
OTC swap agreements	—	25	—	—	—	25
OTC swap premiums paid	—	706	—	—	—	706
Total derivative instruments assets	—	734	—	613	647	1,994
Derivative instruments liabilities:
Written options, at value	—	—	—	18	29	47
Forward foreign currency contracts	—	—	—	1,801	—	1,801
[8] Variation margin on futures/futures options contracts	—	—	—	—	516	516
[8] Variation margin on swap agreements	—	10	—	—	46	56
OTC swap agreements	—	1	—	—	—	1
OTC swap premiums received	—	2	—	—	—	2
Total derivative instruments liabilities	—	13	—	1,819	591	2,423
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(22)	(10)	(32)
Written option contracts	—	20	—	45	964	1,029
Forward foreign currency contracts	—	—	—	(2,694)	—	(2,694)
Futures/futures options contracts	—	—	—	—	(1,042)	(1,042)
Swap agreements	—	2,291	—	—	863	3,154
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	(34)	2	(32)
Written options	—	—	—	(10)	55	45
Forward foreign currency contracts	—	—	—	(2,547)	—	(2,547)
Futures/futures options contracts	—	—	—	—	1,422	1,422
Swap agreements	—	(109)	—	—	(32)	(141)

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	53	(49)	—	4

JNL Series Trust

Notes to Financial Statements

December 31, 2025

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
BNP	62	(62)	—	—
BOA	113	(113)	—	—
BPC	3	(3)	—	—
CIT	129	(129)	—	—
DUB	46	(46)	—	—
GSC	195	(52)	—	143
HSB	15	(15)	—	—
JPM	16	(16)	—	—
SCB	4	(4)	—	—
UBS	2	(2)	—	—
Derivatives eligible for offset	638	(491)	—	147
Derivatives not eligible for offset	1,356
	1,994
Derivative Liabilities by Counterparty*
ANZ	8	—	—	8
BCL	49	(49)	—	—
BNP	101	(62)	—	39
BOA	212	(113)	—	99
BPC	5	(3)	—	2
CIT	468	(129)	(308)	31
DUB	122	(46)	—	76
GSC	52	(52)	—	—
HSB	466	(15)	(451)	—
JPM	223	(16)	—	207
MSC	40	—	(23)	17
SCB	12	(4)	—	8
UBS	72	(2)	(21)	49
Derivatives eligible for offset	1,830	(491)	(803)	536
Derivatives not eligible for offset	593
	2,423

JNL/PIMCO Investment Grade Credit Bond Fund – Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1,7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	12,797	(12,768)	—	29
GSC	35,313	(35,185)	—	128
UBS	1,109	(1,109)	—	—
	49,219	(49,062)	—	157
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	12,768	(12,768)	—	—
GSC	35,185	(35,185)	—	—
UBS	1,128	(1,109)	—	19
	49,081	(49,062)	—	19

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	124	608,398	193,060	223,284	149,547

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in interest rates, securities prices and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales, to create foreign currency exposure in U.S. dollar cash balances, and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,349	—	1,349
[8] Variation margin on futures/futures options contracts	—	—	—	—	400	400
[8] Variation margin on swap agreements	—	—	—	—	754	754
Total derivative instruments assets	—	—	—	1,349	1,154	2,503
Derivative instruments liabilities:
Written options, at value	—	—	—	—	498	498
Forward foreign currency contracts	—	—	—	2,092	—	2,092
[8] Variation margin on futures/futures options contracts	—	—	—	—	282	282
[8] Variation margin on swap agreements	—	—	—	—	362	362
OTC swap agreements	—	—	—	—	734	734
Total derivative instruments liabilities	—	—	—	2,092	1,876	3,968
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Written option contracts	—	—	—	—	526	526
Forward foreign currency contracts	—	—	—	(5,251)	—	(5,251)
Futures/futures options contracts	—	—	—	—	(3,439)	(3,439)
Swap agreements	—	—	—	—	981	981
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	—	—	46	46
Forward foreign currency contracts	—	—	—	(3,038)	—	(3,038)
Futures/futures options contracts	—	—	—	—	(1,174)	(1,174)
Swap agreements	—	—	—	—	13,105	13,105

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
ANZ	1	—	—	1
BCL	95	(95)	—	—
BNP	222	(200)	—	22
BOA	106	(44)	(62)	—
CIT	190	(158)	—	32
DUB	199	(48)	—	151
GSC	76	(73)	—	3
HSB	62	(62)	—	—
JPM	121	(121)	—	—
SCB	70	(21)	—	49
SGS	186	(186)	—	—
UBS	21	(6)	—	15
Derivatives eligible for offset	1,349	(1,014)	(62)	273
Derivatives not eligible for offset	1,154
	2,503

JNL Series Trust

Notes to Financial Statements

December 31, 2025

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Liabilities by Counterparty*
BCL	505	(95)	(410)	—
BNP	200	(200)	—	—
BOA	44	(44)	—	—
CIT	158	(158)	—	—
DUB	48	(48)	—	—
GSC	73	(73)	—	—
HSB	508	(62)	(446)	—
JPM	260	(121)	—	139
MSC	744	—	(310)	434
SCB	21	(21)	—	—
SGS	757	(186)	(571)	—
UBS	6	(6)	—	—
Derivatives eligible for offset	3,324	(1,014)	(1,737)	573
Derivatives not eligible for offset	644
	3,968

JNL/PIMCO Real Return Fund – Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1,7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	608,343	(608,343)	—	—
BOA	19,737	(19,695)	—	42
CIT	40,837	(40,747)	—	90
GSC	317,740	(317,740)	—	—
JPM	33,155	(32,994)	(161)	—
MSC	19,488	(19,456)	(30)	2
	1,039,300	(1,038,975)	(191)	134
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	611,501	(608,343)	—	3,158
BOA	19,695	(19,695)	—	—
CIT	40,747	(40,747)	—	—
GSC	319,798	(317,740)	—	2,058
JPM	32,994	(32,994)	—	—
MSC	19,456	(19,456)	—	—
	1,044,191	(1,038,975)	—	5,216

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	1,400	755,525	505,995	833,476	184,860

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/PPM America Investment Grade Credit Fund – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, and to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure, to provide a measure of protection against defaults of issuers, and to hedge a portfolio of credit default swap agreements or bonds.

JNL/PPM America Investment Grade Credit Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments assets	—	—	—	—	2	2
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	11	11
Total derivative instruments liabilities	—	—	—	—	11	11
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(266)	(266)
Swap agreements	—	1	—	—	—	1
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	49	49

JNL/PPM America Investment Grade Credit Fund – Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	2
	2
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	11
	11

JNL/PPM America Investment Grade Credit Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	16,686	308

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/T. Rowe Price Balanced Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swap agreements to obtain credit exposure.

JNL/T. Rowe Price Balanced Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	1	1
Total derivative instruments assets	—	—	—	—	1	1
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	9	9
Total derivative instruments liabilities	—	—	—	—	9	9
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	4	—	4
Futures/futures options contracts	—	—	—	—	122	122
Swap agreements	—	5	—	—	—	5
Net change in unrealized appreciation (depreciation) on:
Swap agreements	—	5	—	—	—	5

JNL/T. Rowe Price Balanced Fund – Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	1
	1
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	9
	9

JNL/T. Rowe Price Balanced Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	9,862	137	1,385

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/T. Rowe Price Short-Term Bond Fund – The Fund entered into options contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/T. Rowe Price Short-Term Bond Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	140	140
Total derivative instruments assets	—	—	—	—	140	140
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	124	124
Total derivative instruments liabilities	—	—	—	—	124	124
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	—	(132)	—	—	(97)	(229)
Written option contracts	—	26	—	—	—	26
Futures/futures options contracts	—	—	—	—	(6)	(6)
Swap agreements	—	(15)	—	—	—	(15)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(559)	(559)

JNL/T. Rowe Price Short-Term Bond Fund – Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	140
	140
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	124
	124

JNL/T. Rowe Price Short-Term Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Notional Amount of Credit Default Swap Agreements ($)
Average monthly volume	74	434,073	1,265

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Purchased options, at value	—	—	69	—	—	69
Forward foreign currency contracts	—	—	—	1	—	1
OTC swap agreements	—	—	1,410	—	—	1,410
Total derivative instruments assets	—	—	1,479	1	—	1,480
Derivative instruments liabilities:
Written options, at value	—	—	862	—	—	862
Forward foreign currency contracts	—	—	—	5	—	5
OTC swap agreements	—	—	717	—	—	717
Total derivative instruments liabilities	—	—	1,579	5	—	1,584
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Purchased option contracts	—	—	(424)	—	—	(424)
Written option contracts	—	—	227	—	—	227
Forward foreign currency contracts	—	—	—	(164)	—	(164)
Swap agreements	—	—	1,172	—	(69)	1,103
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(166)	—	—	(166)
Written options	—	—	(314)	—	—	(314)
Forward foreign currency contracts	—	—	—	(129)	—	(129)
Swap agreements	—	—	906	—	30	936

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BOA	41	—	—	41
GSC	1,088	(472)	—	616
JPM	282	(250)	—	32
Derivatives eligible for offset	1,411	(722)	—	689
Derivatives not eligible for offset	69
	1,480
Derivative Liabilities by Counterparty*
GSC	472	(472)	—	—
JPM	250	(250)	—	—
Derivatives eligible for offset	722	(722)	—	—
Derivatives not eligible for offset	862
	1,584

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	784	6,070	31,633

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL/WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund — Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1	—	1
Total derivative instruments assets	—	—	—	1	—	1
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	47	—	47
Futures/futures options contracts	—	—	—	—	910	910
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	—	—	(332)	(332)

JNL/WMC Balanced Fund – Derivative and Financial Instruments Eligible for Offset
	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
DUB	1	—	—	1
Derivatives eligible for offset	1	—	—	1
Derivatives not eligible for offset	—
	1
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
	—

JNL/WMC Balanced Fund – Average Derivative Volume6

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)
Average monthly volume	41,856	2,022

JNL Series Trust

Notes to Financial Statements

December 31, 2025

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL Bond Index Fund – Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1,7]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)
Master Forward Transaction Agreement Assets by Counterparty*
BCL	3,143	(3,136)	—	7
BOA	7,049	(7,033)	—	16
GSC	8,866	(8,861)	—	5
JPM	20,717	(20,672)	—	45
MSC	3,496	(3,496)	—	—
NSI	6,121	(6,103)	—	18
	49,392	(49,301)	—	91
Master Forward Transaction Agreement Liabilities by Counterparty*
BCL	3,136	(3,136)	—	—
BOA	7,033	(7,033)	—	—
GSC	8,861	(8,861)	—	—
JPM	20,672	(20,672)	—	—
MSC	3,497	(3,496)	—	1
NSI	6,103	(6,103)	—	—
	49,302	(49,301)	—	1

JNL/AB Sustainable Global Thematic Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
CIT	10	—	—	10
MSC	46	(46)	—	—
UBS	26	(17)	—	9
Derivatives eligible for offset	82	(63)	—	19
Derivatives not eligible for offset	—
	82
Derivative Liabilities by Counterparty*
BOA	10	—	—	10
MSC	53	(46)	—	7
SCB	5	—	—	5
UBS	17	(17)	—	—
Derivatives eligible for offset	85	(63)	—	22
Derivatives not eligible for offset	—
	85

JNL/DoubleLine Shiller Enhanced CAPE Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
BCL	173	—	(173)	—

JNL Series Trust

Notes to Financial Statements

December 31, 2025

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
BNP	738	(738)	—	—
BOA	2,967	(2,305)	(662)	—
CIB	1,886	(1,886)	—	—
Derivatives eligible for offset	5,764	(4,929)	(835)	—
Derivatives not eligible for offset	—
	5,764
Derivative Liabilities by Counterparty*
BNP	4,442	(738)	(592)	3,112
BOA	2,305	(2,305)	—	—
CIB	5,009	(1,886)	—	3,123
Derivatives eligible for offset	11,756	(4,929)	(592)	6,235
Derivatives not eligible for offset	—
	11,756

JNL/T. Rowe Price Capital Appreciation Fund– Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3,5]($)	Net Amount[4]($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—
	—
Derivative Liabilities by Counterparty*
BCL	11,067	—	—	11,067
BOA	148	—	(148)	—
CIT	2,442	—	(2,442)	—
GSC	5,813	—	(5,813)	—
JPM	4	—	—	4
UBS	20,689	—	—	20,689
WFI	419	—	(419)	—
Derivatives eligible for offset	40,582	—	(8,822)	31,760
Derivatives not eligible for offset	—
	40,582

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund.

6 The derivative instruments outstanding as of December 31, 2025, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the year ended December 31, 2025, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 603 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the year is as follows: JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar SMID Moat Focus Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AB Sustainable Global Thematic Fund entered into forward

JNL Series Trust

Notes to Financial Statements

December 31, 2025

foreign currency contracts as a means of risk management/hedging. JNL/AQR Large Cap Defensive Style Fund and JNL/Goldman Sachs 4 Fund entered into futures contracts to manage cash flows. JNL/DFA International Core Equity Fund entered into futures contracts as a means of short-term cash deployment and to manage cash flows. JNL/DoubleLine Total Return Fund and DoubleLine Opportunistic Income Strategy entered into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/JPMorgan U.S. Government & Quality Bond Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/PPM America Total Return Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Capital Appreciation Fund entered into options contracts as a directional investment, to generate income and to obtain exposure to or hedge changes in security prices. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/William Blair International Leaders Fund, JNL/WMC Value Fund, JNL/WMC Equity Income Fund and JNL/WMC Global Real Estate Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of December 31, 2025, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the year ended December 31, 2025, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which did not have significant exposure to more than one type of derivative during the year, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Mid Cap Index Fund	—	30,045	—	—
JNL Small Cap Index Fund	—	11,868	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	—	1,601	—
JNL Multi-Manager International Small Cap Fund	—	—	3,366	—
JNL Multi-Manager Small Cap Growth Fund	—	—	38	—
JNL S&P 500 Index Fund	—	1,825	—	—
JNL/AB Sustainable Global Thematic Fund	—	—	10,157	—
JNL/AQR Large Cap Defensive Style Fund	—	12,872	—	—
JNL/BlackRock Global Natural Resources Fund	—	—	335	—
JNL/BlackRock Large Cap Select Growth Fund	—	—	199	—
JNL/Causeway International Value Select Fund	—	—	6,284	—
JNL/DFA International Core Equity Fund	—	698	610	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,530,615
JNL/DoubleLine Total Return Fund	—	1,261,750	—	—
JNL/First Sentier Global Infrastructure Fund	—	—	152	—
JNL/Goldman Sachs 4 Fund	—	27,591	—	—
JNL/GQG Emerging Markets Equity Fund	—	—	1,059	—
JNL/Invesco Global Growth Fund	—	—	1,389	—
JNL/Invesco Small Cap Growth Fund	—	—	10	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	—	611	—	—
JNL/Lazard International Quality Growth Fund	—	—	75	—
JNL/Loomis Sayles Global Growth Fund	—	—	1,234	—
JNL/Lord Abbett Short Duration Income Fund	—	333,600	—	—
JNL/Mellon Communication Services Sector Fund	—	5,743	—	—
JNL/Mellon Consumer Discretionary Sector Fund	—	5,367	—	—
JNL/Mellon Consumer Staples Sector Fund	—	2,815	—	—
JNL/Mellon Dow Index Fund	—	11,058	—	—
JNL/Mellon Energy Sector Fund	—	12,814	—	—
JNL/Mellon Financial Sector Fund	—	10,054	—	—
JNL/Mellon Healthcare Sector Fund	—	16,210	—	—
JNL/Mellon Industrials Sector Fund	—	2,308	—	—
JNL/Mellon Information Technology Sector Fund	—	31,136	—	—
JNL/Mellon Materials Sector Fund	—	770	—	—
JNL/Mellon Nasdaq 100 Index Fund	—	73,411	—	—
JNL/Mellon Real Estate Sector Fund	—	1,323	—	—

JNL Series Trust

Notes to Financial Statements

December 31, 2025

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL/Mellon S&P 500 Index Fund	—	117,650	—	—
JNL/Mellon U.S. Stock Market Index Fund	—	27,365	—	—
JNL/Mellon Utilities Sector Fund	—	3,915	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	—	14	—
JNL/Morningstar SMID Moat Focus Index Fund	—	480	—	—
JNL/Morningstar U.S. Sustainability Index Fund	—	1,398	—	—
JNL/Morningstar Wide Moat Index Fund	—	6,079	—	—
JNL/Neuberger Berman Commodity Strategy Fund	—	44,861	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	—	78,799	—	—
JNL/PPM America Total Return Fund	—	362,850	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	2,135	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	—	12,119	—	—
JNL/T. Rowe Price Capital Appreciation Fund	29,019	—	—	—
JNL/T. Rowe Price Growth Stock Fund	—	—	432	—
JNL/T. Rowe Price Value Fund	—	—	32	—
JNL/WCM China Quality Growth Fund	—	—	26	—
JNL/WCM Focused International Equity Fund	—	—	4,527	—
JNL/William Blair International Leaders Fund	—	—	9,642	—
JNL/WMC Equity Income Fund	—	—	187	—
JNL/WMC Global Real Estate Fund	—	—	1,395	—
JNL/WMC Value Fund	—	—	159	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at December 31, 2025 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Option Contracts
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL Mid Cap Index Fund	GSC	1,109	—	—
JNL Small Cap Index Fund	GSC	923	—	—
JNL S&P 500 Index Fund	GSC	153	—	—
JNL/AQR Large Cap Defensive Style Fund	JPM	1,077	—	—
JNL/DFA International Core Equity Fund	GSC	179	—	—
JNL/DoubleLine Total Return Fund	JPM	11,738	—	—
JNL/Goldman Sachs 4 Fund	BOA	740	—	—
JNL/JPMorgan Nasdaq Hedged Equity Fund	GSC	27	—	9,005
JNL/JPMorgan U.S. Government & Quality Bond Fund	BOA	—	117	—
JNL/Lord Abbett Short Duration Income Fund	BOA	1,858	—	—
JNL/Mellon Communication Services Sector Fund	GSC	357	—	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	322	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	168	—	—
JNL/Mellon Dow Index Fund	GSC	492	—	—
JNL/Mellon Energy Sector Fund	GSC	747	—	—
JNL/Mellon Financial Sector Fund	GSC	624	—	—
JNL/Mellon Healthcare Sector Fund	GSC	796	—	—
JNL/Mellon Industrials Sector Fund	GSC	116	—	—
JNL/Mellon Information Technology Sector Fund	GSC	2,229	—	—
JNL/Mellon Materials Sector Fund	GSC	81	—	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	3,504	—	—
JNL/Mellon Real Estate Sector Fund	GSC	176	—	—
JNL/Mellon S&P 500 Index Fund	GSC	6,587	—	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	1,684	—	—
JNL/Mellon Utilities Sector Fund	GSC	225	—	—
JNL/Morningstar SMID Moat Focus Index Fund	GSC	37	—	—
JNL/Morningstar U.S. Sustainability Index Fund	GSC	101	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	431	—	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	2,971	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	GSC	6,055	—	—
JNL/PPM America Total Return Fund	MLP	993	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	163	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	403	—	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	JPM	1,233	383,595
JNL/BlackRock Global Allocation Fund	UBS	13	—
JNL/Westchester Capital Event Driven Fund	JPM	486	—

JNL Series Trust

Notes to Financial Statements

December 31, 2025

NOTE 7. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s NAV per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, including (if applicable) as a result of its investment objective to track the performance of an index, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Feeder Funds, Funds of Funds, and Underlying Fund Investment Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual financial statements. The American Funds Insurance Series Master Funds’ shareholder reports and financial statements are also available on the SEC’s website at www.sec.gov.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds' Statements of Assets and Liabilities. For certain derivative contracts (including futures, options on futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total fair value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. Government.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. Government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk. Russia launched a large-scale invasion of Ukraine in February 2022, which resulted in the U.S. Government imposing sanctions on Russia. The current and any future sanctions or other government actions against Russia may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. In addition, the U.S. Government has imposed restrictions on U.S. investor participation in publicly traded securities of certain companies with ties to China’s military or surveillance industry (each a “CMIC Company”). If the Fund holds securities in a company later deemed to be a CMIC Company, the Fund may be forced to sell such securities and incur a loss. Such restrictions could also adversely affect China’s economy.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies in rental properties, declining rents resulting from economic, legal, tax, cultural, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and other market conditions.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund, a Sub-Adviser or a service provider could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, economic uncertainty, and geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, liquidity constraints, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds’ service providers.

Artificial Intelligence Risk. Recent technological developments in, and the increasingly widespread use of, Artificial Intelligence ("AI") Technologies may pose risks to the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI Technologies. As AI Technologies are used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Funds. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. Under an investment advisory and management agreement with JNAM, which applies to all Funds except the JNL Mellon Master Funds, JNAM provides investment management services. Each Fund, except the JNL Mellon Master Funds, pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

The advisory fee JNAM charges to the JNL Mellon Master Funds is a unitary fee and is shown in the schedule below. Under the unitary fee agreement for the JNL Mellon Master Funds, JNAM pays all of these Funds' expenses, except the advisory fees and expenses payable under the agreement, anti-money laundering service fees, borrowing expenses, brokerage commissions, licensing costs, registration fees, Rule 12b-1 fees, short sales costs, taxes, expenses related to these Funds' Chief Compliance Officer, Trustee insurance premiums and other Trustee insurance expenses, fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees, and nonrecurring and extraordinary expenses.

JNAM also serves as the Administrator to the Funds. The Funds, except the JNL Mellon Master Funds and the JNL Mellon Feeder Funds, pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. The JNL Mellon Feeder Funds pay JNAM an administrative fee, as shown in the schedule below, equal to a certain percentage of the average daily net assets of each such Fund's respective JNL Mellon Master Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer. The JNL Mellon Master Funds have a unitary fee structure, as described above, and therefore do not pay JNAM an administrative fee.

The following schedules indicate the range of the advisory fee or the unitary fee, as applicable, at various net asset levels and the administrative fee each Fund, except for the JNL Mellon Master Funds, was obligated to pay JNAM.

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Global Small Capitalization Fund[1]	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.60%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.74%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.94%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.27%
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.15%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/JPMorgan Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL/JPMorgan Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/JPMorgan Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL/JPMorgan Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.19%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 billion	.740%
	Over $5 billion	.730%	.76%
JNL Multi-Manager Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.47%
JNL Multi-Manager International Small Cap Fund[2]	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund[3]	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.66%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.480%
	Over $5 billion	.460%	.52%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/AB Sustainable Global Thematic Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.65%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/BlackRock Global Allocation Fund[4]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.58%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.54%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.46%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $1.5 billion	.450%
	$1.5 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.48%
JNL/Cohen & Steers U.S. Realty Fund[5]	$0 to $1 billion	.580%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.58%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.53%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL/DoubleLine Shiller Enhanced CAPE Fund[6]	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.54%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.43%
JNL/Dreyfus Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.16%
JNL/Fidelity Institutional Asset Management Total Bond Fund[7]	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/First Sentier Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.650%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.70%
JNL/Franklin Templeton Income Fund[8]	$0 to $200 million	.600%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.52%
JNL/Goldman Sachs 4 Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.25%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.870%
	$1 billion to $3 billion	.850%
	$3 billion to $5 billion	.825%
	Over $5 billion	.815%	.87%
JNL/Invesco Diversified Dividend Fund[9]	$0 to $1 billion	.525%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.53%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco Small Cap Growth Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.630%
	$1 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.63%
JNL/JPMorgan Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/JPMorgan Nasdaq Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.29%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL/Lazard International Quality Growth Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.575%
	$3 billion to $5 billion	.565%
	Over $5 billion	.555%	.60%
JNL/Loomis Sayles Global Growth Fund[10]	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.21%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.16%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.16%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Gold Plus Strategy Fund[11]	$0 to $500 million	.750%
	$500 million to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.75%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.47%
JNL/Newton Equity Income Fund	$0 to $1 billion	.440%
	$1 billion to $3 billion	.390%
	$3 billion to $5 billion	.380%
	Over $5 billion	.370%	.40%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.39%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Investment Grade Credit Fund	$0 to $1 billion	.375%
	$1 billion to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.38%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Balanced Fund	$0 to $500 million	.510%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.51%
JNL/T. Rowe Price Capital Appreciation Equity Fund[12]	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/T. Rowe Price Capital Appreciation Fund[13]	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	$5 billion to $10 billion	.510%
	Over $10 billion	.500%	.51%
JNL/T. Rowe Price Growth Stock Fund[14,15]	$0 to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund[16]	$0 to $1 billion	.600%
	$1 billion to $3 billion	.580%
	Over $3 billion	.560%	.58%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.31%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.47%
JNL/T. Rowe Price Value Fund[17]	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.47%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Advisory Fee	Effective Rate for the year ended December 31, 2025
JNL/WCM China Quality Growth Fund	$0 to $1 billion	.850%
	$1 billion to $3 billion	.800%
	$3 billion to $5 billion	.790%
	Over $5 billion	.780%	.85%
JNL/WCM Focused International Equity Fund[18]	$0 to $500 million	.680%
	$500 million to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.65%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/William Blair International Leaders Fund	$0 to $500 million	.525%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund	$0 to $500 million	.440%
	$500 million to $1 billion	.430%
	Over $1 billion	.420%	.44%
JNL/WMC Global Real Estate Fund	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.57%
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.39%
[1]		On December 11, 2025, the Board approved that, effective April 27, 2026, the advisory fees on all assets will be 0.00%.
[2]

On December 11, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.740%, the range for $1 billion - $3 billion will be 0.725%, the range for $3 billion - $5 billion will be 0.715% and for over $5 billion will be 0.705%.

[3]

On June 5, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $500 million will be 0.625%, the range for $500 million - $1 billion will be 0.600%, the range for $1 billion - $3 billion will be 0.580%, the range for $3 billion - $5 billion will be 0.570% and for over $5 billion will be 0.560%.

[4]

On December 11, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.600%, the range for $1 billion - $3 billion will be 0.560%, the range for $3 billion - $5 billion will be 0.510% and for over $5 billion will be 0.500%.

[5]

On December 11, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.560%, the range for $1 billion - $3 billion will be 0.530%, the range for $3 billion - $5 billion will be 0.520% and for over $5 billion will be 0.510%.

[6]

Prior to April 28, 2025, for advisory fees, the range for $0 - $500 million was 0.600%, the range for $500 million - $1 billion was 0.575%, the range for $1 billion - $3 billion was 0.520%, the range for $3 billion - $5 billion was 0.510% and for over $5 billion was 0.500%.

[7]

On June 5, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $500 million will be 0.390%, the range for $500 million - $1 billion will be 0.365%, the range for $1 billion - $3 billion will be 0.320%, the range for $3 billion - $5 billion will be 0.310% and for over $5 billion will be 0.300%.

[8]

On August 28, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $200 million will be 0.550%, the range for $200 million - $500 million will be 0.525%, the range for $500 million - $3 billion will be 0.50%, the range for $3 billion - $5 billion will be 0.490% and for over $5 billion will be 0.480%.

[9]

On December 11, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.460%, the range for $1 billion - $3 billion will be 0.420%, the range for $3 billion - $5 billion will be 0.410% and for over $5 billion will be 0.400%.

[10]

On December 11, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.530%, the range for $1 billion - $3 billion will be 0.500%, the range for $3 billion - $5 billion will be 0.490% and for over $5 billion will be 0.480%.

[11]

On August 28, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.650%, the range for $1 billion - $3 billion will be 0.600%, the range for $3 billion - $5 billion will be 0.550%, and for over $5 billion will be 0.540%.

[12]

On August 28, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.520%, the range for $1 billion - $3 billion will be 0.470%, the range for $3 billion - $5 billion will be 0.460%, and for over $5 billion will be 0.450%.

[13]

On August 28, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $500 million will be 0.575%, the range for $500 million - $1 billion will be 0.550%, the range for $1 billion - $3 billion will be 0.520%, the range for $3 billion - $5 billion will be 0.510%, the range for $5 billion - $10 billion will be 0.500% and for over $10 billion will be 0.490%.

[14]

Prior to April 28, 2025, for advisory fees, the range for $0 - $150 million was 0.550%, the range for $150 million - $500 million was 0.500%, the range for $500 million - $1 billion was 0.450%, the range for $1 billion - $3 billion was 0.440%, the range for $3 billion - $5 billion was 0.430% and for over $5 billion was 0.420%.

[15]

On August 28, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.450%, the range for $1 billion - $3 billion will be 0.440%, the range for $3 billion - $5 billion will be 0.430%, the range for $5 billion - $10 billion will be 0.420% and for over $10 billion will be 0.410%.

[16]

On August 28, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.570%, the range for $1 billion - $3 billion will be 0.550% and for over $3 billion will be 0.540%.

[17]

On August 28, 2025, the Board approved that, effective April 27, 2026, for advisory fees, the range for $0 - $1 billion will be 0.480%, the range for $1 billion - $3 billion will be 0.440%, the range for $3 billion - $5 billion will be 0.430%, and for over $5 billion will be 0.420%.

[18]

Prior to April 28, 2025, for advisory fees, the range for $0 - $500 million was 0.700%, the range for $500 million - $3 billion was 0.650%, the range for $3 billion - $5 billion was 0.640% and for over $5 billion was 0.630%.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Growth Stock Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee for the JNL Multi-Manager Alternative Fund in an amount equivalent to the management fee paid indirectly by the Fund attributable to its investment in WCM Partners L.P. Pursuant to this agreement, 0.08% of advisory fees were waived during the year. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to JNL/JPMorgan Global Allocation Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE is the total annual fund operating expenses after fee waivers and/or expense reimbursements for each JPMorgan Underlying Fund. In the event advisory fees are waived in the future, none of the waived advisory fees can be recaptured by JNAM. Pursuant to this agreement, 0.02% of advisory fees were waived during the year. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM has agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Fund	Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.300
JNL/American Funds Bond Fund of America Fund	0.200
JNL/American Funds Capital Income Builder Fund	0.250
JNL/American Funds Capital World Bond Fund	0.430
JNL/American Funds Global Growth Fund	0.400
JNL/American Funds Global Small Capitalization Fund[1]	0.470
JNL/American Funds Growth Fund	0.430
JNL/American Funds Growth-Income Fund	0.300
JNL/American Funds International Fund	0.500
JNL/American Funds New World Fund	0.650
JNL/American Funds Washington Mutual Investors Fund	0.300
JNL/Mellon Bond Index Fund	0.070
JNL/Mellon Emerging Markets Index Fund	0.145
JNL/Mellon International Index Fund	0.095
JNL/Mellon S&P 400 MidCap Index Fund	0.080
JNL/Mellon Small Cap Index Fund	0.080
JNL Bond Index Fund	0.130
JNL Emerging Markets Index Fund	0.055
JNL International Index Fund	0.105
JNL Mid Cap Index Fund	0.120
JNL Small Cap Index Fund	0.120
JNL S&P 500 Index Fund	0.170
JNL/BlackRock Large Cap Select Growth Fund	0.050 on net assets $0 - $500 million and 0.030 on net assets over $500 million
1 On December 11, 2025, the Board approved this contractual fee waiver will terminate effective April 27, 2026.

Fund	Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/JPMorgan Funds of Funds	0.020 on net assets $0 - $500 million
JNL Multi-Manager International Small Cap Fund[1]	0.010
JNL Multi-Manager Mid Cap Fund[2]	0.025 on net assets $0 - $1 billion and 0.020 on net assets over $1 billion
JNL/DoubleLine Shiller Enhanced CAPE Fund[3]	0.025 on net assets $0 - $1 billion and 0.050 on net assets over $1 billion
JNL/Fidelity Institutional Asset Management Total Bond Fund[4]	0.010 on net assets $0 - $500 million, 0.015 on net assets $500 million - $1 billion and 0.030 on net assets over $1 billion
JNL/Franklin Templeton Income Fund[5]	0.050 on net assets $0 - $200 million and 0.025 on net assets $200 - $500 million
JNL/Neuberger Berman Gold Plus Strategy Fund[5]	0.100 on net assets $0 - $500 million, 0.050 on net assets over $500 million
JNL/T. Rowe Price Capital Appreciation Equity Fund[5]	0.030 on all net assets
JNL/T. Rowe Price Capital Appreciation Fund[5]	0.010 on net assets over $1 billion
JNL/T. Rowe Price Growth Stock Fund[6]	0.010 on net assets over $10 billion
JNL/T. Rowe Price Mid-Cap Growth Fund[5]	0.030 on net assets $0 - $3 billion and 0.020 on net assets over $3 billion
JNL/T. Rowe Price Value Fund[5]	0.070 on net assets $0 - $150 million, 0.030 on net assets $1 billion - $3 billion and 0.020 on net assets over $3 billion
JNL/WCM Focused International Equity Fund[3]	0.020 on all net assets

1 This voluntary advisory fee waiver was effective May 22, 2025 to August 28, 2025 and represents an amount equivalent to the sub-advisory fees attributable to Baillie Gifford Overseas Limited during that time period.

2 This voluntary advisory fee waiver is effective July 1, 2025 to April 27, 2026. Effective April 27, 2026, this voluntary advisory fee waiver will be converted to a contractual fee reduction.

3 Effective April 28, 2025, this voluntary waiver was converted to a contractual fee reduction.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

4 This voluntary advisory fee waiver is effective May 1, 2025 to April 27, 2026. Effective April 27, 2026, this voluntary advisory fee waiver will be converted to a contractual fee reduction.

5This voluntary advisory fee waiver is effective September 1, 2025 to April 27, 2026. Effective April 27, 2026, this voluntary advisory fee waiver will be converted to a contractual fee reduction.

6This voluntary advisory fee waiver is effective September 1, 2025 to April 27, 2026. From March 1, 2025 to April 28, 2025 a voluntary advisory fee waiver of 0.100% on net assets $0 - $150 million and 0.050% on net assets $150 million - $500 million was effective, which became a contractual fee reduction effective April 28, 2025.

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[2]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Emerging Markets Index Fund[2]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[2]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[2]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[2]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/JPMorgan Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Administrative Fee
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None
JNL Small Cap Index Fund	All Assets	None
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AB Sustainable Global Thematic Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Cohen & Steers U.S. Realty Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Dreyfus Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Administrative Fee
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Nasdaq Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar SMID Moat Focus Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Assets	Administrative Fee
JNL/Newton Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Investment Grade Credit Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Growth Stock Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM China Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/William Blair International Leaders Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
[1]	On December 11, 2025, the Board Approved that effective April 27, 2026, the administrative fee will be 0.05% on net assets $0 - $3 billion and 0.045% on net assets over $3 billion.
[2]	The effective fee rate for these Funds is based on total net assets of the associated master fund.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, and JNL/Morningstar U.S. Sustainability Index Fund, 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund, 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund and 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a

JNL Series Trust

Notes to Financial Statements

December 31, 2025

compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Affiliated Brokerage Commissions. During the year ended December 31, 2025, the following Funds paid brokerage fees to affiliates for the execution of purchases and sales of portfolio investments (in thousands): JNL/Invesco Diversified Dividend Fund $6, JNL/Invesco Global Growth Fund $2 and JNL/Invesco Small Cap Growth Fund $77.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of one or more investment options at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. Realized gain/(loss) (in thousands) on Rule 17a-7 transactions is included in Net realized gain (loss) on Investments - unaffiliated on the Statements of Operations. The following Funds have Rule 17a-7 transactions (in thousands) during the year ended December 31, 2025:

Fund	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss($)
JNL/MFS Mid Cap Value Fund	—	1,039	401
JNL/T. Rowe Price Balanced Fund	—	16	(4)
JNL/T. Rowe Price Growth Stock Fund	—	18,366	3,754
JNL/T. Rowe Price Mid-Cap Growth Fund	—	643	(394)
JNL/WMC Balanced Fund	17,899	17,200	1,467
JNL/WMC Equity Income Fund	3,002	868	360
JNL/WMC Global Real Estate Fund	—	5,080	(376)

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the year ended December 31, 2025, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Growth Allocation Fund	47	35	12	—
JNL Multi-Manager Alternative Fund	84	10	14	60
JNL Multi-Manager Mid Cap Fund	57	—	3	54
JNL/AB Sustainable Global Thematic Fund	4	—	4	—
JNL/BlackRock Global Allocation Fund	1,365	860	505	—
JNL/BlackRock Global Natural Resources Fund	152	87	65	—
JNL/BlackRock Large Cap Select Growth Fund	64	56	8	—
JNL/ClearBridge Large Cap Growth Fund	19	—	—	19
JNL/First Sentier Global Infrastructure Fund	244	94	150	—
JNL/Franklin Templeton Income Fund	107	97	7	3
JNL/GQG Emerging Markets Equity Fund	426	74	214	138

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL/Invesco Diversified Dividend Fund	167	136	28	3
JNL/Invesco Global Growth Fund	1,114	409	625	80
JNL/JPMorgan Global Allocation Fund	536	134	324	78
JNL/Mellon World Index Fund	324	34	181	109
JNL/MFS Mid Cap Value Fund	77	—	77	—
JNL/T. Rowe Price Balanced Fund	298	50	178	70
JNL/T. Rowe Price Growth Stock Fund	113	—	113	—
JNL/T. Rowe Price Mid-Cap Growth Fund	15	—	—	15
JNL/T. Rowe Price Value Fund	184	—	184	—
JNL/WMC Balanced Fund	1	—	1	—
JNL/WMC Equity Income Fund	167	56	110	1
JNL/WMC Global Real Estate Fund	235	132	81	22
JNL/WMC Value Fund	3	—	—	3

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with lender banks. The Funds, with the exception of JNL/Dreyfus Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $180,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL Multi-Manager Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated pro-rata based on the allocated commitment as well as the Participating Funds’ total net assets. During the year, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the year.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/Dreyfus Government Money Market Fund, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the year.

NOTE 10. FUND ACQUISITIONS AND REORGANIZATIONS

Tax-Free Exchange. The following tables include information (in thousands) relating to the acquisitions completed after the close of business on April 25, 2025. The acquisitions were completed by a tax-free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to plans of reorganization approved by the Board and approved by the acquired Funds' shareholders. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Costs and expenses associated with the reorganizations relating to the solicitation of any proxies, including preparing, filing, printing, and mailing of any proxy statement, prospectus, and/or related disclosure documents, the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended, of the tax treatment of these transactions, as well as the costs associated with the preparation of the tax opinions, and obtaining consents of an independent registered public accounting firm were borne by JNAM. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Baillie Gifford International Growth Fund	JNL/Mellon International Index Fund
Class A	Class A	603,876	47,227	2,176,690	123,978	34,389
Class I	Class I	16,818	1,293	53,858	2,893	903
JNL/Harris Oakmark Global Equity Fund	JNL/Mellon World Index Fund
Class A	Class A	376,153	28,568	412,595	9,520	8,679
Class I	Class I	7,959	603	11,063	251	171
JNL/Western Asset Global Multi-Sector Bond Fund	JNL/Neuberger Berman Strategic Income Fund
Class A	Class A	340,221	43,691	631,222	48,145	43,691
Class I	Class I	4,405	553	71,629	5,333	553

Immediately prior to the reorganizations, the cost, fair value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows. Cost of Investments is included in Purchases of securities on the Statements of Changes in Net Assets.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Baillie Gifford International Growth Fund	—	—	—
JNL/Harris Oakmark Global Equity Fund	365,468	376,865	11,397
JNL/Western Asset Global Multi-Sector Bond Fund	307,724	304,922	(2,803)

Assuming the acquisitions had been completed on January 1, 2025, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the year ended December 31, 2025, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon International Index Fund	52,841	57,078	606,315	716,234
JNL/Mellon World Index Fund	8,853	63,351	113,941	186,145
JNL/Neuberger Berman Strategic Income Fund	52,023	10,425	31,016	93,464

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed after the close of business on April 25, 2025, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in the acquiring Funds’ Statement of Operations.

NOTE 11. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Bond Fund of America Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Capital Income Builder Fund	JNL/Invesco Diversified Dividend Fund
JNL/American Funds Capital World Bond Fund	JNL/Invesco Global Growth Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan Global Allocation Fund
JNL/American Funds Growth Fund	JNL/JPMorgan Hedged Equity Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds International Fund	JNL/JPMorgan Nasdaq Hedged Equity Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon International Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Dow Index Fund
JNL Aggressive Growth Allocation Fund	JNL/Mellon Emerging Markets Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund
JNL Emerging Markets Index Fund	JNL/Mellon Financial Sector Fund
JNL Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund
JNL Moderate Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund
JNL/JPMorgan Managed Aggressive Growth Fund	JNL/Mellon Materials Sector Fund
JNL/JPMorgan Managed Conservative Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/JPMorgan Managed Growth Fund	JNL/Mellon Real Estate Sector Fund
JNL/JPMorgan Managed Moderate Fund	JNL/Mellon S&P 500 Index Fund
JNL/JPMorgan Managed Moderate Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Utilities Sector Fund
JNL/American Funds Moderate Allocation Fund	JNL/Mellon World Index Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL/Vanguard Growth ETF Allocation Fund	JNL/Morningstar SMID Moat Focus Index Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Morningstar U.S. Sustainability Index Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL Bond Index Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL Mid Cap Index Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Alternative Fund	JNL/Newton Equity Income Fund
JNL Multi-Manager Floating Rate Income Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/PIMCO Investment Grade Credit Bond Fund

JNL Series Trust

Notes to Financial Statements

December 31, 2025

JNL Multi-Manager Small Cap Growth Fund	JNL/PIMCO Real Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PPM America Investment Grade Credit Fund
JNL Multi-Manager U.S. Select Equity Fund	JNL/PPM America High Yield Bond Fund
JNL S&P 500 Index Fund	JNL/PPM America Total Return Fund
JNL Small Cap Index Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/AB Sustainable Global Thematic Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/T. Rowe Price Balanced Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Capital Appreciation Equity Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Growth Stock Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/WMC Balanced Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Equity Income Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/WMC Global Real Estate Fund
JNL/First Sentier Global Infrastructure Fund	JNL/WMC Value Fund
JNL/Franklin Templeton Income Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. Each of these Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The Funds paid income taxes in foreign jurisdictions during the year. For Funds with payments which were deemed to be material, taxes paid, net of refunds received, were as follows:

Fund	Taxes Paid ($)
JNL/GQG Emerging Markets Equity Fund
Brazil	861
India	6,289
Indonesia	506
Other Jurisdictions	783
8,439

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase(Decrease)
	Total Distributable Earnings (Loss)($)	Paid-in Capital($)
JNL/Lazard International Quality Growth Fund	(16,137)	16,137
JNL/Loomis Sayles Global Growth Fund	(13)	13
JNL/Morningstar PitchBook Listed Private Equity Index Fund	(1,683)	1,683
JNL/WCM China Quality Growth Fund	(487)	487

JNL Series Trust

Notes to Financial Statements

December 31, 2025

At December 31, 2025, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager Emerging Markets Equity Fund	26,911	—	26,911
JNL Multi-Manager International Small Cap Fund	4,692	35,089	39,781
JNL/Cohen & Steers U.S. Realty Fund	2,000	18,648	20,648
JNL/DFA International Core Equity Fund	3,477	—	3,477
JNL/Loomis Sayles Global Growth Fund	2,344	—	2,344
JNL/Lord Abbett Short Duration Income Fund	15,993	35,503	51,496
JNL/WCM China Quality Growth Fund	—	883	883

At December 31, 2025, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October, 31, 2025 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2026:

Amount($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	196
JNL/WCM China Quality Growth Fund	217

As of December 31, 2025, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Growth ETF Allocation Fund	376,673	56,477	(496)	55,981
JNL Moderate ETF Allocation Fund	231,186	14,518	(2,487)	12,031
JNL Moderate Growth ETF Allocation Fund	345,888	39,563	(2,578)	36,985
JNL International Index Fund	2,334,895	899,554	(135,751)	763,803
JNL Multi-Manager Emerging Markets Equity Fund	1,220,608	266,904	(85,538)	181,366
JNL Multi-Manager International Small Cap Fund	629,891	106,503	(34,626)	71,877
JNL/Causeway International Value Select Fund	2,253,665	619,483	(87,056)	532,427
JNL/Cohen & Steers U.S. Realty Fund	85,596	4,281	(9,988)	(5,707)
JNL/DFA International Core Equity Fund	505,207	154,550	(20,033)	134,517
JNL/Dreyfus Government Money Market Fund	2,424,851	26	(26)	—
JNL/Lazard International Quality Growth Fund	377,534	48,461	(33,171)	15,290
JNL/Loomis Sayles Global Growth Fund	644,232	334,133	(25,982)	308,151
JNL/Lord Abbett Short Duration Income Fund	697,738	7,121	(590)	6,531
JNL/Morningstar PitchBook Listed Private Equity Index Fund	18,919	894	(1,098)	(204)
JNL/Morningstar Wide Moat Index Fund	821,735	40,793	(44,858)	(4,065)
JNL/WCM China Quality Growth Fund	11,803	530	(666)	(136)
JNL/WCM Focused International Equity Fund	1,648,607	598,259	(62,824)	535,435
JNL/William Blair International Leaders Fund	814,560	192,046	(10,736)	181,310

As of December 31, 2025, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL International Index Fund
Futures/Futures Options Contracts	421	135	—	135
Forward Foreign Currency Contracts	12	—	—	—
JNL Multi-Manager Emerging Markets Equity Fund
Forward Foreign Currency Contracts	(1)	—	—	—
JNL Multi-Manager International Small Cap Fund
Forward Foreign Currency Contracts	(4)	—	—	—
JNL/DFA International Core Equity Fund
Futures/Futures Options Contracts	(35)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	316	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	(8)	—	—	—
JNL/William Blair International Leaders Fund
Forward Foreign Currency Contracts	3	1	—	1

As of December 31, 2025, for Funds treated as RICs, the components of distributable taxable earnings for U.S. federal income tax purposes (in thousands) were as follows:

JNL Series Trust

Notes to Financial Statements

December 31, 2025

	Undistributed Net Ordinary Income*($)	Undistributed Net Long-Term Capital Gain($)	Unrealized Gains (Losses)**($)	Capital Loss Carryforward($)
JNL Growth ETF Allocation Fund	14,129	28,197	55,969	—
JNL Moderate ETF Allocation Fund	7,876	4,527	12,024	—
JNL Moderate Growth ETF Allocation Fund	12,543	18,558	36,972	—
JNL International Index Fund	106,209	100,383	764,588	—
JNL Multi-Manager Emerging Markets Equity Fund	34,113	—	176,680	(26,911)
JNL Multi-Manager International Small Cap Fund	14,694	—	70,858	(39,781)
JNL/Causeway International Value Select Fund	98,118	216,198	532,629	—
JNL/Cohen & Steers U.S. Realty Fund	1,694	—	(5,720)	(20,648)
JNL/DFA International Core Equity Fund	13,723	—	134,571	(3,477)
JNL/Dreyfus Government Money Market Fund	7,125	—	(6,975)	—
JNL/Lazard International Quality Growth Fund	—	—	15,340	—
JNL/Loomis Sayles Global Growth Fund	630	44,157	308,617	(2,344)
JNL/Lord Abbett Short Duration Income Fund	33,433	—	6,517	(51,495)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	—	(399)	—
JNL/Morningstar Wide Moat Index Fund	84,172	51,112	(4,094)	—
JNL/WCM China Quality Growth Fund	—	—	(354)	(883)
JNL/WCM Focused International Equity Fund	2,590	115,750	535,614	—
JNL/William Blair International Leaders Fund	5,729	30,451	180,544	—

*  Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** Unrealized gains (losses) are adjusted for certain tax basis adjustments.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2025 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain**($)	Return of Capital($)
JNL Growth ETF Allocation Fund	8,048	27,123	—
JNL Moderate ETF Allocation Fund	5,230	7,412	—
JNL Moderate Growth ETF Allocation Fund	8,516	22,277	—
JNL International Index Fund	69,197	47,219	—
JNL Multi-Manager Emerging Markets Equity Fund	11,592	—	—
JNL Multi-Manager International Small Cap Fund	13,957	—	—
JNL/Causeway International Value Select Fund	71,890	153,537	—
JNL/Cohen & Steers U.S. Realty Fund	3,030	—	—
JNL/DFA International Core Equity Fund	8,159	—	—
JNL/Dreyfus Government Money Market Fund	96,951	—	—
JNL/Lazard International Quality Growth Fund	7,943	45,820	—
JNL/Loomis Sayles Global Growth Fund	—	57,422	—
JNL/Lord Abbett Short Duration Income Fund	32,845	—	—
JNL/Morningstar Wide Moat Index Fund	90,817	127,742	—
JNL/WCM Focused International Equity Fund	24,369	110,832	—
JNL/William Blair International Leaders Fund	6,944	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code section 852(b)(3), the amount necessary to reduce earnings and profits of the

Funds related to net capital gains to zero for the fiscal year ended December 31, 2025.

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2024 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Growth ETF Allocation Fund	6,370	2,154	—
JNL Moderate ETF Allocation Fund	5,029	—	—
JNL Moderate Growth ETF Allocation Fund	7,259	1,932	—
JNL International Index Fund	79,461	8,590	—
JNL Multi-Manager Emerging Markets Equity Fund	14,487	—	—
JNL Multi-Manager International Small Cap Fund	25,697	—	—
JNL/Causeway International Value Select Fund	70,464	113,662	—
JNL/Cohen & Steers U.S. Realty Fund	5,104	—	—
JNL/DFA International Core Equity Fund	7,627	—	—
JNL/Dreyfus Government Money Market Fund	134,787	—	—
JNL/Lazard International Quality Growth Fund	15,499	—	—
JNL/Loomis Sayles Global Growth Fund	1,102	14,910	—
JNL/Lord Abbett Short Duration Income Fund	42,205	—	—
JNL/Morningstar Wide Moat Index Fund	110,551	—	—
JNL/WCM Focused International Equity Fund	2,439	41,815	—
JNL/William Blair International Leaders Fund	4,766	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

JNL Series Trust

Notes to Financial Statements

December 31, 2025

The Funds file U.S. federal and various state and local tax returns. A Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Funds’ tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2025.

NOTE 12. SEGMENT REPORTING

The Funds’ President and Chief Executive Officer is the Funds’ Chief Operating Decision Maker (“CODM”). Each Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Fund. The CODM manages the allocation of resources in accordance with each Funds’ objective and the terms of their prospectus and evaluates total return of the Funds versus their comparative benchmarks. The Adviser or Sub-Adviser implements the investment objective and program by selecting securities and determining asset allocation ranges. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition is consistent with that presented within each Funds’ financial statements and financial highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as Total Assets and significant segment expenses are listed on the accompanying Statement of Operations.

NOTE 13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

To the Shareholders of the Funds and Board of Trustees
JNL Series Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the Funds listed in the Appendix, each a series within JNL Series Trust (the Funds), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year or period ended listed in the Appendix, the statement of cash flows with the respect to JNL/PIMCO Real Return Fund for the year then ended, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year or period then ended listed in the Appendix, JNL/PIMCO Real Returns Fund’s cash flows for the year then ended, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians, transfer agents, agent banks and brokers; when replies were not received from transfer agents, agent banks, or brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more JNL investment companies since 2001.

Chicago, Illinois
February 23, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix

Statements of operations for the year ended December 31, 2025;

Statements of changes in net assets for each of the years in the two-year period ended December 31, 2025;

JNL/American Funds Balanced Fund
JNL/American Funds Bond Fund of America Fund
JNL/American Funds Capital Income Builder Fund
JNL/American Funds Capital World Bond Fund
JNL/American Funds® Global Growth Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds® Growth Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL/American Funds® Washington Mutual Investors Fund
JNL/Mellon Bond Index Fund
JNL/Mellon Emerging Markets Index Fund
JNL/Mellon International Index Fund
JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Small Cap Index Fund
JNL Aggressive Growth Allocation Fund
JNL Conservative Allocation Fund
JNL Growth Allocation Fund
JNL Moderate Allocation Fund
JNL Moderate Growth Allocation Fund
JNL/JPMorgan Managed Aggressive Growth Fund
JNL/JPMorgan Managed Conservative Fund
JNL/JPMorgan Managed Growth Fund
JNL/JPMorgan Managed Moderate Fund
JNL/JPMorgan Managed Moderate Growth Fund
JNL/American Funds Growth Allocation Fund
JNL/American Funds Moderate Growth Allocation Fund
JNL Growth ETF Allocation Fund
JNL Moderate ETF Allocation Fund
JNL Moderate Growth ETF Allocation Fund
JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund
JNL Bond Index Fund
JNL Emerging Markets Index Fund
JNL International Index Fund
JNL Mid Cap Index Fund
JNL Small Cap Index Fund
JNL Multi-Manager Alternative Fund
JNL Multi-Manager Emerging Markets Equity Fund

JNL Multi-Manager Floating Rate Income Fund
JNL Multi-Manager International Small Cap Fund
JNL Multi-Manager Mid Cap Fund
JNL Multi-Manager Small Cap Growth Fund
JNL Multi-Manager Small Cap Value Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL S&P 500 Index Fund
JNL/AB Sustainable Global Thematic Fund
JNL/AQR Large Cap Defensive Style Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Global Natural Resources Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Causeway International Value Select Fund
JNL/ClearBridge Large Cap Growth Fund
JNL/Cohen & Steers U.S. Realty Fund
JNL/DFA International Core Equity Fund
JNL/DFA U.S. Core Equity Fund
JNL/DFA U.S. Small Cap Fund
JNL/DoubleLine® Core Fixed Income Fund
JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund
JNL/DoubleLine® Total Return Fund
JNL/Dreyfus Government Money Market Fund
JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/First Sentier Global Infrastructure Fund
JNL/Franklin Templeton Income Fund
JNL/Goldman Sachs 4 Fund
JNL/GQG Emerging Markets Equity Fund
JNL/Invesco Diversified Dividend Fund
JNL/Invesco Global Growth Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan Global Allocation Fund
JNL/JPMorgan Hedged Equity Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/JPMorgan U.S. Value Fund
JNL/Lazard International Quality Growth Fund
JNL/Loomis Sayles Global Growth Fund
JNL/Lord Abbett Short Duration Income Fund
JNL/Mellon Communication Services Sector Fund
JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon DowSM Index Fund
JNL/Mellon Energy Sector Fund
JNL/Mellon Financial Sector Fund

JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund
JNL/Mellon Nasdaq® 100 Index Fund
JNL/Mellon Real Estate Sector Fund
JNL/Mellon S&P 500 Index Fund
JNL/Mellon U.S. Stock Market Index Fund
JNL/Mellon Utilities Sector Fund
JNL/Mellon World Index Fund
JNL/MFS Mid Cap Value Fund
JNL/Morningstar PitchBook Listed Private Equity Index Fund
JNL/Morningstar U.S. Sustainability Index Fund
JNL/Morningstar Wide Moat Index Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL/Neuberger Berman Gold Plus Strategy Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Newton Equity Income Fund
JNL/PIMCO Income Fund
JNL/PIMCO Investment Grade Credit Bond Fund
JNL/PIMCO Real Return Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Total Return Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund
JNL/T. Rowe Price Balanced Fund
JNL/T. Rowe Price Capital Appreciation Fund
JNL/T. Rowe Price Growth Stock Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price U.S. High Yield Fund
JNL/T. Rowe Price Value Fund
JNL/WCM China Quality Growth Fund
JNL/WCM Focused International Equity Fund
JNL/Westchester Capital Event Driven Fund
JNL/William Blair International Leaders Fund
JNL/WMC Balanced Fund
JNL/WMC Equity Income Fund
JNL/WMC Global Real Estate Fund
JNL/WMC Value Fund

Statements of operations for the year ended December 31, 2025;

Statements of changes in net assets for the year ended December 31, 2025, and for the period from October 21, 2024 (commencement of operations) through December 31, 2024;

JNL/JPMorgan Nasdaq® Hedged Equity Fund
JNL/T. Rowe Price Capital Appreciation Equity Fund
JNL/American Funds Moderate Allocation Fund

Statements of operations for the year ended December 31, 2025;

Statements of changes in net assets for the year ended December 31, 2025, and for the period from April 29, 2024 (commencement of operations) through December 31, 2024;

JNL/Morningstar SMID Moat Focus Index Fund
JNL/PPM America Investment Grade Credit Fund

JNL Series Trust

Additional Disclosures (Unaudited)

December 31, 2025

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2025, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Form N-CSR Item 8: Changes in and Disagreements with Accountants:

Not Applicable

Form N-CSR Item 9: Matters Submitted for Shareholder Vote:

Not Applicable

Form N-CSR Item 10: Remuneration Paid to Directors, Officers and Others

Included within the Statements of Operations of the financial statements.

Form N-CSR Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract:

JNL SERIES TRUST

(the “Trust”)

APPROVAL OF THE TRUST’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate series (each a “Fund,” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the Funds’ advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), unitary fee agreement for its master funds (“Master Fund Advisory Agreement”), and sub-advisory agreements (“Sub-Advisory Agreements” and, collectively with the Advisory Agreement, the “Agreements”) with the Funds’ respective investment sub-advisers (“Sub-Adviser(s)”), including certain sub-sub-advisers.

At meetings held on June 3-5, 2025, and August 26-28, 2025, the Board, including all of the trustees who are not considered interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the continuation of the Agreements and the amendment of certain Sub-Advisory Agreements. In advance of the meetings, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions, and request further information in connection with its consideration. At the conclusion of the Board’s discussions, the Board approved the Agreements through September 30, 2026.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services provided, (2) the investment performance of each Fund, (3) cost of services for each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Advisers and the terms of the Agreements. The Board, including the Independent Trustees, considered the data provided by JNAM and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreements and each Fund’s investment advisory fee. Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided by JNAM and the Sub-Advisers.

For each Fund, the Board considered the services provided by JNAM, including, but not limited to, its oversight of the Sub-Advisers pursuant to the Advisory Agreement and its recommendations on an ongoing basis as to the hiring or removal of Sub-Advisers pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Funds. The Board also took into account that JNAM monitors the performance of the various organizations that provide services to the Funds, including the Funds’ distributor and custodian. With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM is responsible for screening and recommending new Sub-Advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the existing Sub-Advisers. The Board also considered the investment sub-advisory services provided by each Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, to approve the Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the Funds, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds, and responsibilities of JNAM’s senior management that are responsible for oversight of the Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds, and responsibilities of JNAM’s and the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to continue to benefit from the nature, extent and quality of the services provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the investment performance of each Fund as described in quarterly reports prepared by management. The Board noted that JNAM reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the performance of each Fund, including how the Fund’s gross performance (unless otherwise noted) compared to the average performance of a group of comparable funds (“peer group”) selected by an independent data service and how the Fund performed versus its primary benchmark index (“benchmark”). For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and, as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time. The performance reviewed by the Board was for periods ended on December 31, 2024 (unless otherwise noted). When available, the Board considered one-, three-, five-, and ten-year performance.

JNL Aggressive Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-, five- and ten-year periods, though the Fund underperformed its benchmark for the three-year period and its custom peer group for all periods. The Board considered management’s representation that the Fund has historically performed in accordance with its diverse construction across style and asset class, which may lead to less favorable comparisons against the custom peer group during periods of high performance in the U.S. mega cap sector, and that management is taking steps to mitigate this active risk. The Board considered further that the Fund outperformed its peer group for the first quarter of 2025 (ranking in the 11th percentile), and for the year-to-date period ended June 30, 2025 (ranking in the 17th percentile). The Board further considered that the Fund outperformed its benchmark in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/AB Sustainable Global Thematic Fund. The Board considered that the Fund underperformed its peer group and benchmark for the one-year period. The Board noted that the Fund commenced operations in April 2022 and had only two calendar years of performance data as of December 31, 2024. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board also considered management’s assertion that the performance in 2023 and 2024 by the U.S. mega-cap sector has hurt the relative performance of the Fund, which is focused on stocks with a sustainable investment theme. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/American Funds Balanced Fund. The Board considered that the Fund outperformed its blended benchmark for the one-, three-, and five-year periods and its peer group for all periods, though it underperformed its blended benchmark for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Bond Fund of America Fund. The Board considered that the Fund outperformed its benchmark for the one- and three-year periods and its peer group for the three-year period, though it underperformed its peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Capital Income Builder Fund. The Board considered that the Fund outperformed its blended benchmark for the three-year period and its peer group for all applicable periods, though it underperformed its blended benchmark for the one- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Capital World Bond Fund. The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the other periods and its custom peer group for all periods. The Board took into account that the Fund outperformed its benchmark and custom peer group (ranking in the 27th percentile) for the first quarter of 2025. Additionally, the Board considered that the Fund outperformed its benchmark and custom peer group for the second quarter of 2025. The Board further noted that the Fund outperformed its benchmark in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds® Global Growth Fund. The Board considered that the Fund outperformed its peer group for the ten-year period and its benchmark for the five- and ten-year periods, though it underperformed its benchmark and peer group for the other periods. The Board took into account that the Fund outperformed its benchmark in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Global Small Capitalization Fund. The Board considered that the Fund outperformed its peer group for the fourth quarter of 2024, though it underperformed its peer group for the other periods and its benchmark for all periods. The Board also considered that the Fund outperformed its benchmark and peer group for the second quarter 2025. The Board took into account that the Fund outperformed its benchmark in calendar year 2023. The Board further considered portfolio manager changes in the last two years, and the Board determined that, in light of the recent changes, it would be prudent to allow the reconfigured team more time to develop its performance record with the Fund. The Board also considered management’s assertion that the Fund has exhibited a growth style bias relative to the benchmark over the trailing 3- and 5-year periods, which has been a headwind for the Fund’s performance. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark and custom peer group for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds® Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Growth-Income Fund. The Board considered that the Fund outperformed its benchmark for the three-year period and its peer group for the one-, three-, and ten-year periods, though it underperformed its benchmark and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds International Fund. The Board considered that the Fund outperformed its peer group for the three-year period (ranking in the 38th percentile over that period), though the Fund underperformed its peer group for the other periods and its benchmark for all periods. The Board also considered that the Fund outperformed its benchmark for the second quarter of 2025 and that the Fund outperformed its benchmark in calendar year 2023. The Board further considered management’s assertion that the portfolio management team had recently repositioned the Fund’s portfolio. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds Moderate Allocation Fund, JNL/JPMorgan Nasdaq® Hedged Equity Fund, and JNL/T. Rowe Price Capital Appreciation Equity Fund. The Board considered that each Fund commenced operations in October 2024 and did not yet have a complete calendar year of performance as of December 31, 2024. The Board noted, therefore, that it would be prudent to allow each team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/American Funds Moderate Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for all periods and its custom peer group for the one-, five-, and ten-year periods, though it underperformed its custom peer group for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds New World Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, five-, and ten-year periods, though it underperformed its benchmark for those same periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/American Funds® Washington Mutual Investors Fund. The Board considered that the Fund outperformed its benchmark for the three-year period and its peer group for all periods, though it underperformed its benchmark for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/AQR Large Cap Defensive Style Fund. The Board considered that, while the Fund underperformed its benchmark and peer group for all periods, it outperformed its benchmark and peer group for the calendar year 2022, ranking in the 5th percentile. The Board also considered that the Fund outperformed its benchmark and peer group (ranking in the 1st percentile) for the first quarter of 2025. The Board considered management’s representation that the Fund has performed in accordance with its “defensive” style, i.e., to outperform when equity markets draw down while participating in them during periods of broadly rising markets. In accordance with its defensive construction, this may lead to underperformance during periods of unusually high market concentration such as 2021, 2023, and 2024 but overperformance in down markets such as 2022. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Allocation Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Real Return Fund, and JNL/PPM America Total Return Fund. The Board considered that each Fund outperformed its benchmark and peer group for all periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/BlackRock Global Natural Resources Fund. The Board considered that the Fund outperformed its benchmark for all periods and its peer group for the five-year period, though it underperformed its peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/BlackRock Large Cap Select Growth Fund. The Board considered that the Fund outperformed its benchmark for the ten-year period and its peer group for the one- and ten-year periods, though it underperformed its benchmark and peer group for the other periods. The Board also noted that the Fund outperformed its peer group in three of the last five calendar years. The Board further took into account that the Fund outperformed its peer group for the fourth quarter of 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL Mid Cap Index Fund, and JNL Small Cap Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund underperformed its benchmark for the one- and three-year periods. The Board noted that each Fund commenced operations in April 2021 and had only three calendar years of performance data as of December 31, 2024. The Board noted, therefore, that it would be prudent to allow each team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Master Fund Advisory Agreements.

JNL/Causeway International Value Select. The Board considered that the Fund outperformed its benchmark for all periods and its peer group for the three-, five-, and ten-year periods, though it underperformed the peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/ClearBridge Large Cap Growth Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three-year period, though the Fund underperformed its benchmark and peer group for the one- and five-year periods. The Board also considered the Fund’s recent performance, noting that the Fund outperformed its benchmark and peer group for the 2023 calendar year. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Cohen & Steers U.S. Realty Fund. The Board considered that the Fund outperformed its benchmark for all periods, although it underperformed its peer group for all periods. The Board also took into account that Cohen & Steers Capital Management, Inc. took over as Sub-Adviser of the Fund in October 2024, and that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Conservative Allocation Fund and JNL Moderate Allocation Fund. The Board considered that each Fund outperformed its benchmark and custom peer group for the one-, three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Advisory Agreements.

JNL/DFA International Core Equity Fund and JNL/PIMCO Income Fund. The Board considered that each Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the three- and five-year periods, though each Fund underperformed its peer group for the one-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Core Equity Fund. The Board considered that the Fund outperformed its benchmark for the three-year period, though it underperformed its benchmark and peer group for the other periods. The Board further noted that the Fund outperformed its benchmark and peer group in two of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DFA U.S. Small Cap Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three-, five-, and ten-year periods, though it underperformed its benchmark and peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Core Fixed Income Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods and its peer group for the one- and three-year periods, though it underperformed its peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the one- and five-year periods, though it underperformed its peer group for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Shiller Enhanced CAPE® Fund. The Board considered that the Fund outperformed its peer group for the five-year period, though it underperformed its peer group for the one- and three-year periods and its benchmark for all applicable periods. The Board noted that the Fund outperformed its peer group for the fourth quarter of 2024 and its benchmark for the first quarter of 2025. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/DoubleLine® Total Return Fund. The Board considered that the Fund outperformed its benchmark for all periods and its custom peer group for the one-, three-, and ten-year periods, while the Fund equaled the performance of its custom peer group for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Dreyfus Government Money Market Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one- and ten-year periods, though it underperformed its benchmark and peer group for the three- and five-year periods. The Board noted that the Fund operates as a government money market fund and, as such, invests at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are “collateralized fully” (i.e., backed by cash or government securities). The Board considered that a Sub-Adviser replacement for this Fund occurred in October 2024 and that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Fidelity Institutional Asset Management® Total Bond Fund, JNL Multi-Manager Small Cap Value Fund, and JNL/Neuberger Berman Strategic Income Fund. The Board considered that each Fund outperformed its benchmark for all periods and its peer group for the three- and five-year periods, though each Fund underperformed its peer group for the one- and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/First Sentier Global Infrastructure Fund. The Board observed that, while the Fund underperformed its benchmark and peer group for all annualized trailing periods, it has outperformed its benchmark since the current Sub-Adviser began managing the Fund in August 2018. The Board also considered that the Fund outperformed its benchmark and peer group (ranking in the 38th percentile) for the first quarter of 2025. The Board considered the manager’s assertion that the Fund’s peer group is relatively small, making its peer group comparisons more limited and volatile than such comparisons for more traditional equity asset class funds. The Board also took into account JNAM’s assertion that the Fund’s relative return profile can vary depending on its investment exposure within the infrastructure industry. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund outperformed its custom peer group for the three-, five-, and ten-year periods, though it underperformed its custom peer group for the one-year period and its blended benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs 4 Fund. The Board considered that the Fund outperformed its peer group for the one-, three-, and five-year periods, though it underperformed its benchmark for all periods and its peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/GQG Emerging Markets Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three- and five-year periods, though it underperformed its benchmark and peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for all periods and its custom peer group for the ten-year period, though it underperformed its custom peer group for the other periods. The Board considered management’s representation that the Fund has historically performed in accordance with its diverse construction across style and asset class, which may lead to less favorable comparisons against the custom peer group during periods of high performance in the U.S. mega cap sector, and that management is taking steps to mitigate this active risk. The Board also considered that the Fund outperformed its peer group for the first quarter of 2025 (ranking in the 13th percentile) and was in-line with its peer group for the one-year period ended March 31, 2025. The Board further considered that the Fund outperformed its benchmark in four of the last five calendar years. In addition, the Board considered that the Fund has reduced exposure to its low conviction managers in the last year. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL Growth ETF Allocation Fund, JNL Moderate ETF Allocation Fund, and JNL Moderate Growth ETF Allocation Fund. The Board considered that each Fund outperformed its benchmark for all periods and its custom peer group for the ten-year period, though each Fund underperformed its custom peer group for the other periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL International Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund outperformed its benchmark for the three-year period, though it underperformed for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Master Fund Advisory Agreement.

JNL/Invesco Diversified Dividend Fund. The Board considered that the Fund outperformed its benchmark and peer group in the fourth quarter of 2024 and outperformed its peer group for the three-year period, though the Fund underperformed its benchmark and peer group for the other periods. The Board further noted that the Fund outperformed its benchmark and peer group for the first quarter of 2025. The Board also considered the impact of the Fund’s mandate of investing only in dividend-paying stocks. Many of the Fund’s peers have more flexible mandates that permit investment in non-dividend-paying stocks, which are also included in the Fund’s benchmark. In 2023, this difference explained most of the Fund’s underperformance. The Board further considered JNAM’s assertion that it will continue to closely monitor the Fund’s performance and will consider possible strategic alternatives if performance does not continue to improve. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Global Growth Fund. The Board considered that the Fund outperformed its blended benchmark for the five- and ten-year periods, though it underperformed its blended benchmark for the one- and three-year periods and its peer group for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Invesco Small Cap Growth Fund. The Board considered that the Fund outperformed its benchmark for the one-, five- and ten-year periods and outperformed its peer group for the one-year period, though it underperformed its benchmark and peer group for the other periods. The Board noted that the Fund outperformed its benchmark in three of the last five calendar years. The Board also considered changes made to the Sub-Adviser’s investment process in 2024 and the resulting improved performance, such that the Fund outperformed its benchmark and peer group (ranking in the 31st percentile) for the calendar year 2024. The Board concluded that it would be advisable to give the revised investment process time to establish a longer track record. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Global Allocation Fund. The Board considered that the Fund outperformed its peer group and blended benchmark for the one-year period, though it underperformed its peer group and blended benchmark for all other periods. The Board further noted that the Fund outperformed its blended benchmark for the first quarter of 2025. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Hedged Equity Fund. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods and its peer group for all periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Managed Aggressive Growth Fund. The Board considered that the Fund outperformed its blended benchmark for the ten-year period and its custom peer group for all periods, though it underperformed its blended benchmark for the other periods. The Board further noted that the Fund underwent a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Managed Conservative Fund. The Board considered that the Fund outperformed its benchmark for all periods and its custom peer group for the one-, five-, and ten-year periods. The Board noted that the Fund’s performance equaled its custom peer group for the three-year period. The Board further noted that the Fund underwent a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Managed Growth Fund. The Board considered that the Fund outperformed its custom peer group for all periods, though it underperformed its blended benchmark for all periods. The Board further noted that the Fund underwent a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Managed Moderate Fund. The Board considered that the Fund outperformed its blended benchmark for the five- and ten-year periods and its custom peer group for all periods, though it underperformed its blended benchmark for the other periods. The Board further noted that the Fund underwent a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan Managed Moderate Growth Fund. The Board considered that the Fund outperformed its custom peer group for the one-, five-, and ten-year periods, though it underperformed its blended benchmark for all periods. The Board further noted that the Fund underwent a change in Sub-Adviser and an investment strategy change in October 2024. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan MidCap Growth Fund. The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods and its peer group for the three-, five-, and ten-year periods, though the Fund underperformed its benchmark for the one- and three-year periods and its peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Value Fund. The Board considered that the Fund outperformed its peer group for the one- and three-year periods, though it underperformed its peer group for the remaining periods and its benchmark for all periods. The Board took into account that the Fund outperformed its benchmark in two of the last four calendar years and its peer group in three of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard International Quality Growth Fund. The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods and its peer group for the ten-year period, though it underperformed its benchmark and peer group for the other periods. The Board also noted that it previously approved an investment strategy change for this Fund that went effective in October 2024 and that it would be prudent to allow the team more time to develop its performance record with the Fund. As a result, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, and JNL/Westchester Capital Event Driven Fund. The Board considered that each Fund outperformed its benchmark and peer group for all applicable periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Bond Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 6 basis points, 8 basis points, 4 basis points, and 6 basis points of its benchmark for the one-, three-, five-, and ten-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Communication Services Sector Fund and JNL/Mellon S&P 500 Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, five-, and ten-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Consumer Discretionary Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the ten-year period, equaled its benchmark for the one- and three-year periods, and lagged its benchmark for the five-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Consumer Staples Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one- and five-year periods and equaled its benchmark for the three-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon DowSM Index Fund and JNL/Mellon Energy Sector Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board noted that each Fund’s performance surpassed its benchmark for the ten-year period and lagged its benchmark for the one-, three-, and five-year periods. The Board took into account JNAM’s assertions that it is comfortable with each Fund’s tracking performance for each period and that each Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Emerging Markets Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance lagged its benchmark for the one-year period and lagged its benchmark by no more than 47 basis points for the three-, five-, and ten-year periods. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Financial Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the three-, five-, and ten-year periods, though it lagged its benchmark for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Healthcare Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the five- and ten-year periods, equaled its benchmark for the three-year period, and lagged its benchmark for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Industrials Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the five-year period and was within 9 basis points and 4 basis points for the one- and three-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Information Technology Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance equaled its benchmark for the three-, five-, and ten-year periods, though it lagged its benchmark for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon International Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the three- and ten-year periods, equaled its benchmark for the five-year period, and lagged its benchmark for the one-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Materials Sector Fund and JNL/Morningstar U.S. Sustainability Index Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, and five-year periods. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon World Index Fund, and JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board noted JNAM’s assertion that each Fund seeks to track a benchmark index and, therefore, each Fund’s benchmark is the appropriate comparative performance source for each Fund’s passive investment mandate. The Board considered that each Fund’s performance surpassed its benchmark for the one-, three-, and five-year periods, though each Fund lagged its benchmark for the ten-year period. The Board took into account JNAM’s assertions that it is comfortable with each Fund’s tracking performance for each period and that each Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Real Estate Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance surpassed its benchmark for the one-year period and was within 4 basis points and 5 basis points of its benchmark for the three- and five-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon S&P 400 MidCap Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 8 basis points, 9 basis points, 7 basis points, and 1 basis point for the one-, three-, five-, and ten-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon Small Cap Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 18 basis points, 11 basis points, 5 basis points, and 21 basis points for the one-, three-, five-, and ten-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Mellon U.S. Stock Market Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for its passive investment mandate. The Board considered that the Fund outperformed its benchmark for the one- and three-year periods and equaled its benchmark for the five-year period. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Utilities Sector Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 24 basis points, 15 basis points, 8 basis points, and 7 basis points for the one-, three-, five-, and ten-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/MFS Mid Cap Value Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, three-, and five-year periods, though it underperformed its benchmark and peer group for the ten-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Moderate Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for all periods and its custom peer group for the three-, five-, and ten-year periods, but underperformed the custom peer group for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Advisory Agreement.

JNL/Morningstar PitchBook Listed Private Equity Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund surpassed its benchmark for the one-year period and the fourth quarter of 2024. The Board noted that the Fund commenced operations in April 2021 and had only three calendar years of performance data as of December 31, 2024, and that the Fund outperformed its benchmark in two of those three calendar years. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for the period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Morningstar SMID Moat Focus Index Fund and JNL/PPM America Investment Grade Credit Fund. The Board considered that both Funds commenced operations in April 2024 and did not yet have a complete calendar year of performance as of December 31, 2024. The Board noted, therefore, that it would be prudent to allow each team more time to develop its performance record with each Fund. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Morningstar Wide Moat Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, its benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance lagged its benchmark for all periods. The Board considered, however, that the Fund surpassed its benchmark in two out of the prior three calendar years. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Emerging Markets Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the fourth quarter of 2024, though it underperformed its benchmark and peer group for the other periods. The Board further took into account that the Fund outperformed its benchmark for the first quarter of 2025. The Board further noted that management replaced one of the Sub-Advisers in April 2024. In light of this, the Board concluded it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Floating Rate Income Fund. The Board considered that the Fund outperformed its benchmark for the fourth quarter of 2024 and for the one-year period, though it underperformed its benchmark for the other periods and its peer group for all periods. The Board noted that, effective September 2022, a new Sub-Adviser was appointed to the Fund and began managing a portion of the Fund’s assets. The Board also considered that the Fund outperformed its benchmark in the last two calendar years and outperformed its peer group in calendar year 2023 (ranking in the 22nd percentile). The Board noted that, because of the recent Sub-Adviser addition and other various changes, it would be prudent to allow the teams more time to develop their performance records with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund outperformed its benchmark for the one- and five-year periods and its peer group for all periods, though it underperformed its benchmark for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board took into account that the Fund outperformed its benchmark for two of the last four calendar years and that longer-term underperformance has been impacted by underperformance in calendar years 2023 and 2024. Further, the Board determined that because of the termination of a Fund strategy and Sub-Adviser in October 2024, the addition of a new Fund strategy and Sub-Adviser in June 2025, and the termination of a Fund strategy and Sub-Adviser in August 2025, it would be prudent to allow the current portfolio management teams more time to develop their performance records with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund outperformed its benchmark for the ten-year period and outperformed its peer group for the fourth quarter of 2024, though it underperformed its benchmark and peer group for the other periods. The Board also noted that the Fund outperformed its peer group for the first quarter of 2025. Further, the Board considered the recent addition of a new strategy in 2024 and two new strategies in 2022, as well as the termination of a strategy and Sub-Adviser in August 2025. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL Multi-Manager U.S. Select Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period. The Board also noted that, effective August 29, 2025, a new Sub-Adviser was appointed to the Fund and began managing a portion of the Fund’s assets. As it relates to the new Sub-Adviser, the Board reviewed the performance of the new Sub-Adviser’s proposed investment mandate with a similar investment strategy as compared to a benchmark index and peer group returns. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Neuberger Berman Gold Plus Strategy Fund. The Board considered that the Fund outperformed its custom peer group for the one-year period, though it underperformed its benchmark for the same period. The Board noted that the Fund commenced operations in April 2022 and only had two calendar years of performance data as of December 31, 2024. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PIMCO Investment Grade Credit Bond Fund. The Board considered that the Fund outperformed its benchmark for all periods and its peer group for the one-year period, though it underperformed its peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods and its peer group for the one- and five-year periods, though it underperformed its benchmark and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/RAFI® Multi-Factor U.S. Equity Fund. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board considered that the Fund outperformed its benchmark for the three- and five-year periods, though it underperformed its benchmark for the one- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL S&P 500 Index Fund. The Board noted JNAM’s assertion that the Fund seeks to track a benchmark index and, therefore, the Fund’s benchmark is the appropriate comparative performance source for the Fund’s passive investment mandate. The Board considered that the Fund’s performance was within 4 basis points, 1 basis point, and 4 basis points of its benchmark for the one-, three-, and five-year periods, respectively. The Board took into account JNAM’s assertions that it is comfortable with the Fund’s tracking performance for each period and that the Fund is managed consistently with its passive investment mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Balanced Fund. The Board considered that the Fund outperformed its benchmark for the one-year period and its peer group for the one- and five-year periods, though it underperformed its benchmark and peer group for the other periods. The Board further considered JNAM’s assertion that it will continue to closely monitor the Fund’s performance and will consider possible strategic alternatives if performance does not continue to improve. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Capital Appreciation Fund. The Board considered that the Fund outperformed its blended benchmark for the three-, five-, and ten-year periods and its peer group for all periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Growth Stock Fund. The Board considered that the Fund outperformed its peer group for the one-year period, though it underperformed its peer group for the other periods and its benchmark for all periods. The Board noted that the Fund outperformed its peer group in the fourth quarter of 2024 and in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund outperformed its peer group for the three-year period, though it underperformed its peer group for the other periods and its benchmark for all periods. The Board noted that the Fund outperformed its peer group for the first quarter of 2025. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that the Fund outperformed its benchmark for all periods, equaled the performance of its peer group for the three-year period, and underperformed its peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price U.S. High Yield Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-year period, though it underperformed its benchmark and peer group for the other remaining periods. However, the Board considered JNAM’s assertion that the underperformance record was largely driven by two challenging calendar years: 2020 and 2022. The Board further noted that the Fund outperformed its benchmark and peer group for the 2024 and 2023 calendar years. The Board further considered JNAM’s assertion that it will continue to closely monitor the Fund’s performance and will consider possible strategic alternatives if performance does not continue to improve. In light of the foregoing, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund outperformed its benchmark for the five-year period and its peer group for the one-, five-, and ten-year periods, though it underperformed its benchmark and peer group for the other periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Growth ETF Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods, though it underperformed its custom peer group for all periods. The Board further noted that the Fund outperformed its benchmark in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Moderate ETF Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods, though it underperformed its custom peer group for all periods. The Board further noted that the Fund outperformed its benchmark in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, and five-year periods, though it underperformed its custom peer group for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WCM China Quality Growth Fund. The Board considered that the Fund underperformed its peer group and benchmark for the one-year period. The Board took into account that the Fund outperformed its peer group in the fourth quarter of 2024, the first quarter of 2025, and the second quarter of 2025. The Board noted that the Fund commenced operations in April 2022 and had only two calendar years of performance data as of December 31, 2024. The Board noted, therefore, that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board further considered JNAM’s assertion that it will continue to closely monitor the Fund’s performance and will consider possible strategic alternatives if performance does not improve. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WCM Focused International Equity Fund. The Board considered that the Fund outperformed its benchmark and peer group for the one-, five-, and ten-year periods, though it underperformed its benchmark and peer group for the three-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/William Blair International Leaders Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods. The Board noted, however, that the Fund changed Sub-Advisers effective April 2022, and the new team has been continually repositioning the Fund’s portfolio. The Board also considered that the Fund outperformed its benchmark and peer group for the second quarter of 2025. The Board further took into account that it would be prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Balanced Fund. The Board considered that the Fund outperformed its peer group for all periods, though it underperformed its blended benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Equity Income Fund. The Board considered that the Fund outperformed its benchmark and peer group for the three-year period, though the Fund underperformed its benchmark and peer group for the other applicable periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Global Real Estate Fund. The Board considered that the Fund outperformed its benchmark for all periods and its peer group for the one- and three-year periods, though it underperformed its peer group for the five- and ten-year periods. The Board further noted that the Fund outperformed its benchmark in three of the last five calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/WMC Value Fund. The Board considered that the Fund underperformed its benchmark and peer group for all periods, though the Fund outperformed its benchmark and peer group in the first quarter of 2025 (ranking in the 32nd percentile). The Board further noted that the Fund outperformed its benchmark and peer group in two of the last four calendar years. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees paid to JNAM and each Fund’s Sub-Adviser(s). For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character, and investment strategy (the “peer group”). The Board considered each Fund’s total expense ratio and compared that to the average total expense ratio of the peer group. For certain Funds, the Board considered the total expense ratio without the inclusion of, where applicable, transfer agency and Rule 12b-1 fees. This consideration was based on JNAM’s assertion that, due to the composition of certain peer groups that contain both retail and variable annuity funds, the total expense ratio (excluding transfer agency and Rule 12b-1 fees) was a more meaningful source of comparative information. While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. The Board noted that comparison to peer groups provides a helpful way to evaluate the Funds’ fees but took into account that peer group universes are constantly evolving, and, as such, the universe of comparable funds in the Funds’ peer groups may change from time to time.

The Board also took into account that various fee reductions and other fee changes were implemented for certain Funds on March 1, 2023, April 1, 2023, May 1, 2023, September 1, 2023, October 1, 2023, February 1, 2024, June 28, 2024, September 1, 2024, October 21, 2024, November 1, 2024, January 1, 2025, March 1, 2025, April 28, 2025, May 1, 2025, June 1, 2025, July 1, 2025, and September 1, 2025. It noted that these reductions will serve to further reduce certain Funds’ advisory fees, sub-advisory fees, and/or total expense ratios.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/AB Sustainable Global Thematic Fund, JNL/ClearBridge Large Cap Growth Fund, and JNL/PPM America Total Return Fund. The Board took into account that each Fund’s advisory fee is lower than its peer group average, while each Fund’s sub-advisory fee is equal to its peer group average. The Board considered that each Fund’s total expense ratio is within one basis point of its respective peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL Aggressive Growth Allocation Fund and JNL Moderate Allocation Fund. The Board noted that each Fund’s advisory fee is lower than its peer group average. The Board considered that each Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average. The Board also considered that each Fund’s total expense ratio (excluding underlying fund expenses) is within three basis points of its peer group average. The Board noted that each of the Funds’ underlying funds is subject to individual oversight. The Board also considered that each Fund does not have a sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Balanced Fund. The Board considered that the Fund’s advisory fee is higher than the peer group average, while the Fund’s total expense ratio (including Master Fund expenses) is equal to the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Bond Fund of America Fund and JNL/American Funds Capital Income Builder Fund. The Board considered that each Fund’s advisory fee is lower than its peer group average, while its total expense ratio (including Master Fund expenses) is within three basis points of its peer group average. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Capital World Bond Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average, while its total expense ratio (including Master Fund expenses) is within seven basis points of its peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Global Small Capitalization Fund. The Board noted that the Fund’s advisory fee is lower than the peer group average. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is higher than the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 29, 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. The Board considered that each Fund’s advisory fee and total expense ratio (including and excluding underlying fund expenses) are higher than their respective peer group averages. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Growth Fund. The Board considered that the Fund’s total expense ratio (including Master Fund expenses) is lower than the peer group average, though the Fund’s advisory fee is higher than the peer group average. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds Growth-Income Fund and JNL/American Funds International Fund. The Board considered that each Fund’s advisory fee is lower than the peer group average, while each Fund’s total expense ratio (including Master Fund expenses) is within five basis points of its peer group average. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Moderate Allocation Fund. The Board considered that the Fund’s advisory fee is higher than the peer group average, while the Fund’s total expense ratio (including underlying fund expenses) is within three basis points of the peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/American Funds New World Fund and JNL/Mellon International Index Fund. The Board considered that each Fund’s advisory fee is lower than its peer group average and that each Fund’s total expense ratio (including Master Fund expenses) is within four basis points of its peer group average. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/American Funds Washington Mutual Investors Fund, JNL/American Funds Global Growth Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, and JNL/Mellon Small Cap Index Fund. The Board considered that each Fund’s advisory fee and total expense ratio (including Master Fund expenses) are lower than their respective peer group averages. The Board considered that each Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL Bond Index Fund, JNL/Causeway International Value Select Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/Dreyfus Government Money Market Fund, JNL Emerging Markets Index Fund, JNL/Goldman Sachs 4 Fund, JNL International Index Fund, JNL/Invesco Global Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon World Index Fund, JNL Mid Cap Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Newton Equity Income Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL/PPM America High Yield Bond Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/William Blair International Leaders Fund, JNL/WMC Balanced Fund, and JNL/WMC Value Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/BlackRock Global Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees are equal to its peer group average, while its total expense ratio is within seven basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Cohen & Steers U.S. Realty Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, the Fund’s sub-advisory fee is within seven basis points of its peer group average, and the Fund’s total expense ratio is within five basis points of its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective October 21, 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Conservative Allocation Fund. The Board considered that the Fund’s advisory fee is within two basis points of its peer group average and the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average. The Board also considered that the Fund’s total expense ratio (excluding underlying fund expenses) is within seven basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DFA International Core Equity Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, and JNL/T. Rowe Price Short-Term Bond Fund. The Board considered that each Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while each Fund’s sub-advisory fee is within one basis point of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Core Fixed Income Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and the Fund’s total expense ratio is within three basis points of the peer group average. The Board considered that the Fund’s sub-advisory fee is within five basis points of the peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Emerging Markets Fixed Income Fund. The Board considered that the Fund’s advisory fee is within four basis points of its peer group average, the sub-advisory fee is equal to its peer group average, and the total expense ratio is within one basis point of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Shiller Enhanced CAPE Fund. The Board considered that the Fund’s advisory fee is within one basis point of the peer group average, the sub-advisory fee is within four basis points of the peer group average, and the total expense ratio is higher than the peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee waiver effective April 2025. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/DoubleLine® Total Return Fund and JNL/GQG Emerging Markets Equity Fund. The Board considered that each Fund’s advisory fee is lower than its respective peer group average and each Fund’s total expense ratio is only three basis points higher than its respective peer group average. The Board considered that each Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Fidelity Institutional Asset Management® Total Bond Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while the Fund’s total expense ratio is equal to its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective May 1, 2025, which will convert to a contractual advisory fee reduction in April 2026. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/First Sentier Global Infrastructure Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages and the Fund’s sub-advisory fee is within three basis points of its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction in April 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Franklin Templeton Income Fund. The Board considered that the Fund’s advisory fee is within two basis points of its peer group average and the Fund’s sub-advisory fee is within three basis points of its peer group average, while the Fund’s total expense ratio is lower than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board also took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2025, which will convert to a contractual advisory fee reduction in April 2026. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Growth Allocation Fund. The Board took into account that the Fund’s advisory fee is within three basis points of its peer group average. The Board considered that the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Growth ETF Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio (including underlying fund expenses) is within four basis points of its peer group average, while the Fund’s total expense ratio (excluding underlying fund expenses) is within three basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Diversified Dividend Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and that the Fund’s total expense ratio is within five basis points of its peer group average. The Board also considered that the Fund’s sub-advisory fee is higher than the peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Invesco Small Cap Growth Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and the Fund’s total expense ratio is within one basis points of the peer group average. The Board also considered that the Fund’s sub-advisory fee is within seven basis points of its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction in April 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Global Allocation Fund. The Board considered that the Fund’s advisory fee is less than the peer group average while the Fund’s sub-advisory fee is within one basis point of the peer group average. The Board noted that the Fund’s total expense ratio is within seven basis points of the peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Hedged Equity Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average while its sub-advisory fee is equal to the peer group average. The Board considered that the Fund’s total expense ratio is within three basis points of the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Aggressive Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within four basis points of its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board also took into account that the Fund underwent a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Conservative Fund. The Board considered that the Fund’s advisory fee is within two basis points of the peer group average and the Fund’s sub-advisory fee is equal to the peer group average. The Board further considered that the Fund’s total expense ratio (including and excluding underlying fund expenses) is higher than its peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account the Fund underwent a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees are equal to their respective peer group averages. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within four basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account the Fund underwent a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Moderate Fund. The Board considered that the Fund’s advisory fee is within one basis point of the peer group average and its sub-advisory fee is equal to the peer group average. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than the peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within seven basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account the Fund underwent a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Managed Moderate Growth Fund. The Board considered that the Fund’s advisory fee is lower than the peer group average and its sub-advisory fee is equal to the peer group average. The Board further considered that the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within four basis points of the peer group average. The Board further noted that each of the Fund’s underlying funds is subject to individual oversight. The Board took into account the Fund underwent a change in Sub-Adviser in October 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan Nasdaq® Hedged Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are within one basis point of their respective peer group averages, while the Fund’s total expense ratio is within five basis points of the peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/JPMorgan U.S. Value Fund and JNL Multi-Manager Floating Rate Income Fund. The Board took into account that each Fund’s advisory and sub-advisory fees are lower than their respective peer group averages and that each Fund’s total expense ratio is within two points of its respective peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Lazard International Quality Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while the Fund’s sub-advisory fee is equal to its peer group average. The Board also took into account that JNAM, in conversations with the Board, implemented an advisory fee reduction effective October 21, 2024. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL Multi-Manager Small Cap Value Fund, JNL/MFS Mid Cap Value Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/WMC Equity Income Fund, and JNL/WMC Global Real Estate Fund. The Board considered that each Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while each Fund’s sub-advisory fee is equal to its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Lord Abbett Short Duration Income Fund. The Board considered that the Fund’s advisory fee is within one basis point of its peer group average, the Fund’s sub-advisory fee is within four basis points of its peer group average, and the Fund’s total expense ratio is within two basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon Bond Index Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average while its total expense ratio (including Master Fund expenses) is within two basis points of its peer group average. The Board considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon S&P 500 Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is within five basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Mellon U.S. Stock Market Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is within three basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate ETF Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio (excluding underlying fund expenses) is within three basis points of its peer group average and the Fund’s total expense ratio (including underlying fund expenses) is within two basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Growth Allocation Fund. The Board considered that the Fund’s advisory fee is equal to its peer group average, while the Fund’s total expense ratio (including underlying fund expenses) is higher than its peer group average, though the Fund’s total expense ratio (excluding underlying fund expenses) is within seven basis points of its peer group average. The Board further noted that the Fund’s underlying funds are subject to individual oversight. The Board also considered that the Fund has no sub-advisory fee. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Moderate Growth ETF Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio (excluding and including underlying fund expenses) is within two basis points of its peer group average. The

Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Morningstar SMID Moat Focus Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages. The Board noted that the Fund’s total expense ratio is higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Morningstar Wide Moat Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while the Fund’s total expense ratio is within six basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Alternative Fund. The Board considered that the Fund’s advisory fee is within two basis points of its peer group average, while the Fund’s total expense ratio is within five basis points of its peer group average. The Board noted that the Fund’s sub-advisory fee is higher than its peer group average. The Board also took into account that JNAM, in conversations with the Board, implemented an advisory fee waiver in April 2025. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, while the Fund’s sub-advisory fee is higher than its peer group average. The Board also considered that the Fund’s total expense ratio is within six basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Mid Cap Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, and the Fund’s sub-advisory fee is within two basis points of its peer group average. The Board also considered that the Fund’s total expense ratio is within six basis points of its respective peer group average and considered management’s representation that none of the peers were multi-manager funds which require different levels of oversight. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective July 1, 2025, which will convert to a contractual advisory fee reduction in April 2026. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager Small Cap Growth Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages, while the Fund’s sub-advisory fee is higher than its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL Multi-Manager U.S. Select Equity Fund and JNL/Neuberger Berman Strategic Income Fund. The Board considered that each Fund’s advisory and sub-advisory fee is lower than its respective peer group average, while each Fund’s total expense ratio is within one basis point of its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Neuberger Berman Gold Plus Strategy Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than their respective peer group averages. The Board also considered that the Fund’s total expense ratio is within six basis points of its peer group average. The Board took into account that

JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2025, which will convert to a contractual advisory fee reduction in April 2026. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Income Fund. The Board considered that the Fund’s advisory fee and total expense ratio is lower than its peer group average and the Fund’s sub-advisory fee is within three basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Investment Grade Credit Bond Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than their respective peer group averages. The Board noted that the Fund’s sub-advisory fee is within four basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/PIMCO Real Return Fund and JNL/PPM America Investment Grade Credit Fund. The Board considered that each Fund’s advisory fee is lower than its peer group average and each Fund’s total expense ratio is within two basis points of its peer group average. The Board noted that each Fund’s sub-advisory fee is within three basis points of its peer group average. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/RAFI® Fundamental U.S. Small Cap Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while its total expense ratio is within five basis points of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Balanced Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while the Fund’s total expense ratio is equal to its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Capital Appreciation Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while its total expense ratio is within five basis points of its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2025, which will convert to a contractual advisory fee reduction in April 2026. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/ T. Rowe Price Capital Appreciation Fund. The Board took into account that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while its total expense ratio is within two basis points of its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2025, which will convert to a contractual advisory fee reduction in April 2026. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Growth Stock Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further considered that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction effective April 28, 2025, as well as a voluntary advisory fee waiver effective September 1, 2025, which will convert to an additional contractual advisory fee reduction in April 2026. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2025, which will convert to a contractual advisory fee reduction in April 2026. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price U.S. High Yield Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, while the Fund’s sub-advisory fee is within one basis point of its peer group average and the Fund’s total expense ratio is within five basis points of its peer group averages. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than their respective peer group averages, while the Fund’s total expense ratio is within four basis points of its peer group averages. The Board took into account that JNAM, in conversations with the Board, implemented a voluntary advisory fee waiver effective September 1, 2025, which will convert to a contractual advisory fee reduction in April 2026. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Growth ETF Allocation Fund. The Board considered that the Fund’s advisory and sub-advisory fees and total expense ratio (including underlying fund expenses) are lower than their respective peer group averages. The Board also considered that the Fund’s expense ratio (excluding underlying fund expenses) is within one basis point of its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio total expense ratio (including underlying fund expenses) are lower than their respective peer group averages. The Board also considered that each Fund’s total expense ratio (excluding underlying fund expenses) is within three basis points of its peer group average. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/WCM China Quality Growth Fund. The Board considered that the Fund’s sub-advisory fee and total expense ratio are lower than their respective peer group averages, while the Fund’s advisory fee is higher than its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/WCM Focused International Equity Fund. The Board considered that the Fund’s advisory fee is lower than its peer group average, the Fund’s sub-advisory fee is equal to its peer group average, and the Fund’s total expense ratio is within four basis points of its peer group average. The Board took into account that JNAM, in conversations with the Board, implemented a contractual advisory fee reduction in April 2025. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/Westchester Capital Event Driven Fund. The Board considered that the Fund’s advisory fee is higher than its peer group average while the Fund’s total expense ratio is lower than its peer group average. The Board noted that the Fund’s sub-advisory fee is equal to its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the advisory fee rate as assets increase. Additionally, the Board considered JNAM’s assertion that it continually evaluates the advisory fee and breakpoint schedules for the Funds, and it considered the extent to which economies of scale are reflected for the benefit of shareholders. The Board concluded that the advisory fee structure, in some measure, allows for adequate participation by shareholders in economies of scale across the Fund complex. The Board also considered that economies of scale can be shared with the Funds in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board also considered that the sub-advisory fee rates have been separately negotiated between JNAM and each Sub-Adviser at arm’slength. These sub-advisory fees are paid by JNAM to each Sub-Adviser. For this reason, JNAM, rather than shareholders, directly benefits from these breakpoints. Additionally, to the extent that JNAM is waiving its advisory fee with respect to a certain Fund, it may also be benefitting from the breakpoints in sub-advisory fees. The Board concluded that the sub-advisory fee schedules, where applicable, in some measure allow for adequate participation by shareholders in economies of scale.

Profitability

The Board considered information concerning the costs incurred and profits realized by JNAM and each Sub-Adviser. The Board also considered JNAM’s fee waivers for certain Funds, pursuant to which it has reduced its fees and reimburses other expenses of the Funds, as applicable, to reduce the total annual operating expenses of the Funds. The Board determined that profits realized by JNAM, and each Sub-Adviser were not unreasonable.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service provided to the Funds by JNAM or one of its affiliates is provided pursuant to a written agreement, which the Board evaluates periodically as required by law. The Board also noted that certain Sub-Advisers pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manages. The Board considered JNAM’s assertion that those meetings do not yield a profit to the Funds’ distributor, that Sub-Advisers are not required to participate in the meetings and that recommendations to hire or fire Sub-Advisers are not influenced by a Sub-Adviser’s willingness to participate in the meetings. In addition, the Board considered that certain affiliates of the Sub-Advisers participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Fund(s), the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Fund(s). The Board also considered that, in the case of J.P. Morgan Investment Management, Inc. (“JPMorgan”), affiliates serve as the custodian and/or the securities lending agent for the Funds, as well as for JNL Investors Series Trust.

The Board considered that each service provided to the Funds by JPMorgan affiliates are pursuant to a written agreement, which the Board evaluates periodically as required by law.

JNL Series Trust

(the “Trust”)

APPROVAL OF INVESTMENT ADVISORY, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”) oversees the management of the Trust and its separate series (each, a “Fund” and collectively, the “Funds”) and, as required by law, determines whether to approve the Trust’s advisory agreements (“Advisory Agreements”) with Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable) and Sub-Sub-Adviser(s) (“Sub-Sub-Advisory Agreement” or “Sub-Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement and Sub-Advisory Agreements, the “Agreements”).

At a meeting on December 10-11, 2025, the Board, including all of the independent trustees, who are not interested persons of the Trust (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the following new Fund (the “New Fund”) to the existing Advisory Agreement and the corresponding amended Sub-Advisory Agreement:

1. JNL/PPM America Emerging Markets Debt Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with PPM America, Inc. (“PPM”).

In addition, the Board considered information relating to Sub-Adviser and Sub-Sub-Adviser replacements and additions for the following existing Funds:

1. JNL Multi-Manager International Small Cap Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with Fidelity Institutional Asset Management LLC (“FIAM”) whereby FIAM is appointed to manage a sleeve of the Fund, and a new Sub-Sub-Advisory Agreement between FIAM and FMR Investment Management (UK) Limited (“FMR”), whereby FMR is appointed as a Sub-Sub-Adviser.

2. JNL/ClearBridge Large Cap Growth Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with FIAM, whereby FIAM would replace ClearBridge as Sub-Adviser, and the Fund is renamed the JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund.

b. An amendment to the Trust’s existing Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“JPM”), whereby JPM would replace ClearBridge as Sub-Adviser.

3. JNL/Invesco Diversified Dividend Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), whereby MFS would replace Invesco Advisers, Inc. (“Invesco”) as Sub-Adviser, and the Fund is renamed the JNL/MFS Equity Income Fund.

4. JNL/William Blair International Leaders Fund

a. An amendment to the Trust’s existing Sub-Advisory Agreement with Causeway Capital

Management LLC (“Causeway”), whereby Causeway is appointed as a Sub-Adviser, and the Fund is renamed the JNL Multi-Manager International Equity Fund.

b. An amendment to the Trust’s existing Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”), whereby Lazard is appointed as a Sub-Adviser.

c. An amendment to the Trust’s existing Sub-Advisory Agreement with WCM Investment Management, LLC (“WCM”), whereby WCM is appointed as a Sub-Adviser.

Also, the Board considered information relating to a new Sub-Advisory Agreement between Reinhart Partners, LLC (“Reinhart”), sub-adviser for a sleeve of the JNL Multi-Manager Small Cap Value Fund, and JNAM, to be effective upon the completion of the change of control of Reinhart. The Board noted that Baird Financial Corporation (“Baird”) was purchasing a minority interest in Reinhart. The Board noted that that this transaction will trigger a change of control of Reinhart, which will automatically terminate the current sub-advisory agreement with Reinhart.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements. With respect to its approval of an amendment to the Sub-Advisory Agreement with each of Causeway, FIAM, JPM, Lazard, MFS, PPM and WCM, the Board noted that these Sub-Advisory Agreements were with Sub-Advisers that already provide services to one or more existing Funds in the Trust. Thus, with respect to these Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Adviser, Sub-Advisers and Sub-Sub-Adviser for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Advisers and the Sub-Sub-Advisers through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements. Certain of the factors considered in the Board's deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM, the Sub-Advisers and the Sub-Sub-Advisers and to consider the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by JNAM, the Sub-Advisers and the Sub-Sub-Advisers.

For the New Fund, the Board considered the services to be provided by JNAM, including, but not limited to, the oversight of the Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemptive relief, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on a regular basis as to the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser and Sub-Sub-Adviser.  The Board noted JNAM’s evaluation of each Sub-Adviser and Sub-Sub-Adviser, as well as JNAM’s recommendations, based on its review of each Sub-Adviser and Sub-Sub-Adviser, in connection with its approval of the Sub-Advisory Agreements and Sub-Sub-Advisory Agreements. The Board also considered the various business-related risks JNAM faces as a result of managing the series of the Trust, including entrepreneurial, legal and litigation risks, some of which may be significant.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Fund and each Sub-Adviser and Sub-Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ and Sub-Sub-Advisers’ portfolio managers who are and would be responsible for the day-to-day management of each Fund and relevant sleeve of a Fund, as applicable. Regarding the anticipated change of control of Reinhart, the Board noted the portfolio managers would not change in connection with the change of control. The Board reviewed information pertaining to each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser and Sub-Sub-Adviser. The Board considered compliance reports about JNAM, the Sub-Advisers and the Sub-Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by JNAM under the Advisory Agreement and each Sub-Adviser and Sub-Sub-Adviser under the applicable Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Investment Performance of the Funds

New Fund:

JNL/PPM America Emerging Markets Debt Fund. The Board took into account that the Fund had not commenced operations and there was no Fund performance data to review. The Board further noted that the proposed Sub-Adviser’s investment mandate is a custom strategy for the Fund. Accordingly, the Board considered past performance results for a representative investment strategy as compared to the Fund’s proposed benchmark index and peer group returns.

Sub-Adviser and Sub-Sub-Adviser Replacements and Additions for Existing Funds:

JNL Multi-Manager International Small Cap Fund. The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandates with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns. The Board also considered the Sub-Adviser’s proposal regarding how the Sub-Sub-Adviser would have certain investment responsibilities.

JNL/ClearBridge Large Cap Growth Fund (to be renamed JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund). The Board reviewed the performance of the Fund’s proposed Sub-Advisers’ investment mandates with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

JNL/Invesco Diversified Dividend Fund (to be renamed JNL/MFS Equity Income Fund). The Board reviewed the performance of the Fund’s proposed Sub-Adviser’s investment mandates with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

JNL/William Blair International Leaders Fund (to be renamed JNL Multi-Manager International Equity Fund). The Board reviewed the performance of the Fund’s proposed Sub-Advisers’ investment mandates with similar investment strategies as compared to the Fund, the Fund’s benchmark index and the Fund’s peer group returns.

Change of Control

JNL Multi-Manager Small Cap Value Fund. The Board noted that the sleeve of the Fund sub-advised by Reinhart outperformed its benchmark and peer group median for the three- and five-year periods ended September 30, 2025, though the sleeve underperformed its benchmark and peer group median for the one-year period ended September 30, 2025. The Board considered information relating to the change of control and noted JNAM’s and Reinhart’s assertions that the change of control will not affect the services provided to the Fund, and that there will be no material changes to the investment philosophy, process or investment team for the Fund.

Costs of Services

  The Board reviewed the fees to be paid to the Adviser, each Sub-Adviser and Sub-Sub-Adviser, as applicable.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund) and that for JNL Multi-Manager International Small Cap Fund, sub-sub-advisory fees would be paid by the Fund’s Sub-Adviser, and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund, as applicable, is set forth below:

New Fund:

JNL/ PPM America Emerging Markets Debt Fund. The Board considered that the Fund’s proposed advisory fee and total expense ratio are each lower than their respective peer group averages, while the Fund’s sub-advisory fee is equal to its peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Sub-Adviser and Sub-Sub-Adviser Replacements and Additions for Existing Funds:

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund's advisory fee is below its peer group average, while its sub-advisory fee is within seven basis points of its peer group average and the Fund’s total expense ratio is within six basis points of the peer group average. The Board noted that in conjunction with the Sub-Adviser addition, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the proposed advisory fee is lower than the current advisory fee and the peer group average. The Board also noted that the Fund’s total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than the current total expense ratio. The Board noted that the Fund’s sub-sub-advisory fees would be paid by the Fund’s Sub-Adviser (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

JNL/ClearBridge Large Cap Growth Fund (to be renamed JNL/Fidelity Institutional AM & JPMorgan Large Cap Growth Fund). The Board considered that the Fund's advisory fee is below its peer group average, the proposed sub-advisory fee is equal to is peer group average, and the Fund’s total expense ratio is within one basis point of its peer group average. The Board further noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee and total expense ratio are not proposed to change. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/Invesco Diversified Dividend Fund (to be renamed JNL/MFS Equity Income Fund). The Board considered that the proposed sub-advisory fee is lower than the current sub-advisory fee and the peer group average. The Board noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the proposed advisory fee is lower than the current advisory fee and the peer group average. The Board also noted that the Fund’s total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than both the current total expense ratio and the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/William Blair International Leaders Fund (to be renamed JNL Multi-Manager International Equity Fund). The Board considered that the Fund’s advisory fee, proposed sub-advisory fees and total expense ratio are lower than their respective peer group averages. The Board further noted that in conjunction with the Sub-Adviser additions, the Fund’s advisory fee and total expense ratio are not proposed to change. The Board noted that the sub-advisory fee is paid by JNAM (not the Fund). The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the services provided.

Change of Control

JNL Multi-Manager Small Cap Value Fund. The Board reviewed the fees to be paid to the Fund’s Sub-Adviser. The Board noted that the fee schedule for the Fund will not change as a result of the change of control and will remain the same as the one in the current sub-advisory agreement. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

Profitability

The Board considered information concerning the costs to be incurred and profits expected to be realized by JNAM and each Sub-Adviser. The Board determined that profits expected to be realized by JNAM and each existing Sub-Adviser were not unreasonable.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the advisory fee arrangements for each Fund contain breakpoints that decrease the fee rate as assets increase. The Board also noted that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rates, with the exception of Causeway and WCM for the relevant sleeves of the JNL/William Blair International Leaders Fund (to be renamed JNL Multi-Manager International Equity Fund) and Reinhart for the relevant sleeve of JNL Multi-Manager Small Cap Value Fund. The Board also noted that the sub-advisory fee for each Fund will be paid by JNAM (not the Fund) and that, for JNL Multi-Manager International Small Cap Fund, the sub-sub-advisory fees will be paid by the Fund’s Sub-Adviser (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Adviser, the Sub-Advisers and the Sub-Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  In its periodic evaluation of the benefits to the Sub-Advisers, the Board also noted that certain Sub-Advisers may from time to time pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  The Board considered JNAM’s assertion that those meetings do not yield a profit to the distributor that a sub-adviser is not required to participate in the meetings and that recommendations to hire or fire sub-advisers are not influenced by the sub-adviser’s willingness to participate in the meetings. Lastly, the Board noted that certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers and Sub-Sub-Advisers through their relationships with the Funds, the Board noted that the Sub-Advisers and Sub-Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Trust or other clients of the Sub-Advisers or Sub-Sub-Advisers as a result of their relationship with the Funds.

Supplement Dated August 29, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective August 28, 2025.

Please delete all references to and information for Baillie Gifford Overseas Limited.

Please delete all references to and information for Nuance Investments, LLC.

Effective August 1, 2025, for the JNL/American Funds Global Growth Fund, please delete all references to and information for Roz Hongsaranagon.

For the JNL Multi-Manager Small Cap Growth Fund, please delete all references to and information for Victory Capital Management Inc.

Effective August 1, 2025, for the JNL/T. Rowe Price Growth Stock Fund, please delete all references to and information for Joseph B. Fath.

Effective August 1, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Matt Hochstetler	January 2024	Partner, Capital World Investors, CRMC
Piyada Phanaphat	August 2023	Partner, Capital World Investors, CRMC
Barbara Burtin	August 2025	Partner, Capital World Investors, CRMC
Jason B. Smith	August 2025	Partner, Capital World Investors, CRMC

Effective August 28, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the seventh paragraph in the entirety and replace with the following:

Two unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager International Small Cap Fund, please delete the “Baillie Gifford Strategy” in the entirety.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager International Small Cap Fund, please delete all references to and information for Brian Lum, CFA, Charlie Broughton, CFA and Remya Nair.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Nuance Strategy” in the entirety.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the third paragraph in the entirety and replace with the following:

Four unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Scott A. Moore, CFA, Jack Meurer, CFA and D. Adam West, CFA.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Victory RS Investments Strategy” in the entirety.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the third paragraph in the entirety and replace with the following:

Six unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn and Paul Leung, CFA.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “GIM Strategy” in the entirety and replace with the following:

GIM Strategy

Granahan Investment Management, LLC (“GIM”) constructs the GIM Strategy by blending Small Cap Focused Growth strategy and their Small Cap Select Strategy.

GIM’s Small Cap Focused Growth strategy is grounded in the belief that superior long term returns are best achieved by focusing on smaller companies that are poised to grow at 15% or more, and using a strict methodology to own the stocks of these sustainable growth companies when risk/reward is attractive.

Within this philosophy, GIM’s Small Cap Focused Growth strategy seeks to own companies with large open-ended opportunities, a favorable competitive landscape and products or services providing a significant value proposition to the customer.

The Small Cap Select strategy takes a diversified approach to growth by seeking companies that can either sustain growth for an extended time, or materially accelerate their growth rate over the near to medium term. The strategy believes that this approach expands the investment opportunity set and mitigates risk.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete the sixth paragraph in the entirety and replace with the following:

Three unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager U.S. Select Equity Fund, after “GQG Strategy” please add the following:

River Road Strategy

River Road Asset Management, LLC (“River Road”) constructs the River Road Strategy by investing primarily in equity securities of large-capitalization U.S. companies that River Road believes are undervalued. River Road generally considers a company to be a U.S. company if it has been organized under the laws of, has its principal offices in, or has its securities principally traded in the U.S. The River Road Strategy’s equity investments may include common stock, foreign securities (directly and through depositary receipts, including ADRs, EDRs, and GDRs), and real estate investment trusts (“REITs”).

The River Road Strategy may also invest in common stock of companies of other market capitalizations (measured at the time of acquisition), and publicly traded partnerships, including, but not limited to, master limited partnerships.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete “Investment style risk” in the entirety and replace with the following:

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund’s investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, after “Depositary receipts risk,” please add the following:

REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager U.S. Select Equity Fund, after “Portfolio turnover risk,” please add the following:

Master limited partnership risk – An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. Certain MLPs may be illiquid securities.

Effective August 29, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager U.S. Select Equity Fund, please delete the Sub-Advisers list and Portfolio Managers table in the entirety and replace with the following:

Sub-Advisers:
GQG Partners LLC (“GQG”)

River Road Asset Management, LLC (“River Road”)

WCM Investment Management, LLC (“WCM”)

Portfolio Managers:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	November 2022	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	November 2022	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	November 2022	Vice President and Portfolio Manager, JNAM
Rajiv Jain	November 2022	Chairman and Chief Investment Officer, GQG
Brian Kersmanc	November 2022	Senior Investment Analyst and Portfolio Manager, GQG
Sudarshan Murthy, CFA	November 2022	Senior Investment Analyst and Portfolio Manager, GQG
Siddharth Jain	January 2024	Investment Analyst and Deputy Portfolio Manager, GQG
Matthew W. Moran, CFA	August 2025	Portfolio Manager, River Road
Daniel R. Johnson, CFA, CPA	August 2025	Portfolio Manager, River Road
Sanjay Ayer, CFA	November 2022	Portfolio Manager, WCM
Michael B. Trigg	November 2022	Portfolio Manager and co-CEO, WCM
Michael Hayward	April 2025	Portfolio Manager and Business Analyst, WCM
Ross Bendetson	April 2025	Portfolio Manager and Business Analyst, WCM

Effective May 13, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Lord Abbett Short Duration Income Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Andrew H. O’Brien, CFA	April 2020	Partner and Portfolio Manager, Lord Abbett
Robert A. Lee	April 2020	Partner and Co-Head of Taxable Fixed Income, Lord Abbett
Steven F. Rocco, CFA	April 2020	Partner and Co-Head of Taxable Fixed Income, Lord Abbett
Adam C. Castle, CFA	April 2022	Partner and Portfolio Manager, Lord Abbett
Harris A. Trifon	April 2022	Partner and Portfolio Manager, Lord Abbett
Yoana N. Koleva, CFA	April 2022	Partner and Portfolio Manager, Lord Abbett
Gregory Benz, CFA	May 2025	Managing Director and Portfolio Manager, Lord Abbett
Ty J. Kern	May 2025	Managing Director and Portfolio Manager, Lord Abbett

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/T. Rowe Price Capital Appreciation Equity Fund, please delete the fourth paragraph in the entirety and replace with the following:

The Fund’s sector allocations are largely the result of the Sub-Adviser’s focus on stock selection. At times, the Fund may have a significant portion of its assets invested in the same economic sector, such as the information technology and healthcare sectors.

This Supplement is dated August 29, 2025.

Supplement Dated September 29, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 25, 2025, for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund, and JNL/JPMorgan Managed Aggressive Growth Fund, please delete all references to and information for Silvia Trillo.

Effective August 1, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Value Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM

Name:	Joined Fund Management Team In:	Title:
Jeff Kerrigan, CFA	September 2015	Portfolio Manager, Congress
Steve Lyons, CFA	September 2015	Partner, C&B
Michael Meyer, CFA	September 2015	Partner, C&B
Edward O’Connor, CFA	September 2015	Partner, C&B
R. James O’Neil, CFA	September 2015	Partner, C&B
Mehul Trivedi, CFA	September 2015	Partner, C&B
William Weber, CFA	September 2015	Partner, C&B
Andrew Armstrong, CFA	December 2015	Partner, C&B
Wesley Lim, CFA	December 2018	Principal, C&B
Matthew Martinek, CFA	October 2019	Principal and Lead Portfolio Manager, Reinhart
Josh Wheeler, CFA	September 2024	Principal and Portfolio Manager, Reinhart
J. Justin Akin	April 2021	Senior Portfolio Manager, River Road
Todd Mayberry, CFA	August 2025	Portfolio Manager, River Road
R. Andrew Beck	April 2021	Chief Executive Officer & Senior Portfolio Manager, River Road
Jon Detter	August 2018	Portfolio Manager and Business Analyst, WCM
Anthony Glickhouse	August 2018	Portfolio Manager and Business Analyst, WCM
Patrick F. McGee	August 2018	Portfolio Manager and Business Analyst, WCM

Effective September 30, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Ashley R. Woodruff, CFA[1]	January 2025	Chairperson of Investment Advisory Committee, T. Rowe Price
Brian W.H. Berghuis, CFA[1]	1995	Co-Chair of Investment Advisory Committee, T. Rowe Price
Donald J. Easley, CFA	January 2025	Co-Chair of Investment Advisory Committee, T. Rowe Price

1Effective December 31, 2025, Mr. Berghuis plans to retire from T. Rowe Price and will step down from his role on the Fund, and Ms. Woodruff will continue as the Fund’s Chairperson of the Investment Advisory Committee and Mr. Easley will continue as the Fund’s Co-Chair of the Investment Advisory Committee.

Effective August 25, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/JPMorgan Managed Conservative Fund, JNL/JPMorgan Managed Moderate Fund, JNL/JPMorgan Managed Moderate Growth Fund, JNL/JPMorgan Managed Growth Fund, and JNL/JPMorgan Managed Aggressive Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	May 2023	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	May 2023	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	May 2023	Vice President and Portfolio Manager, JNAM
Kyle Ottwell, CFA, CAIA	May 2023	Director and Portfolio Manager, JNAM
Gary Herbert, CFA	October 2024	Managing Director, Co-Chief Investment Officer and Portfolio Manager, JPMorgan
Morgan Moriarty, CFA	August 2025	Executive Director and Portfolio Manager, JPMorgan

This Supplement is dated September 29, 2025.

Supplement Dated December 12, 2025

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective December 31, 2025, for the JNL/Dreyfus Government Money Market Fund, please change all references to the Bloomberg USD 1 Month Cash Deposit Index to the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.

Effective November 19, 2025, for the JNL/BlackRock Large Cap Select Growth Fund, please delete all references to and information for Phil Ruvinsky and Caroline Bottinelli.

Effective November 17, 2025, for the JNL/PIMCO Investment Grade Credit Bond Fund, please delete all references to and information for Mark Kiesel.

Effective December 31, 2025, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Franklin Templeton Income Fund, please add the following after the second paragraph:

Effective December 31, 2025, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% S&P 500 Value Index, 50% ICE BofA U.S. High Yield Index with the 50% Morningstar Dividend Composite Index, 25% Bloomberg US Aggregate Index, 25% ICE BofA US High Yield Index as the Fund's secondary benchmark.

Effective November 19, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/BlackRock Large Cap Select Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Reid Menge	November 2025	Managing Director, BlackRock
Sally Du, CFA	November 2025	Director, BlackRock

Effective November 3, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/JPMorgan Global Allocation Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Jeffrey A. Geller, CFA	June 2019	Managing Director, JPMorgan
Grace Koo	June 2019	Executive Director, JPMorgan
Michael Feser	January 2021	Managing Director, JPMorgan
Philip Camporeale	January 2021	Managing Director, JPMorgan
Daniel Bloomgarden, CFA	November 2025	Managing Director, JPMorgan
William Harding, CFA	April 2021	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2021	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2021	Vice President and Portfolio Manager, JNAM

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the second and third paragraphs in the entirety and replace with the following:

Notwithstanding the foregoing, to determine if a security is classified as U.S. or non-U.S., Loomis, Sayles & Company, L.P., the Fund’s sub-adviser (“Sub-Adviser”) considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers.

The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

The Fund normally invests across a wide range of sectors and industries. The Sub-Adviser employs a growth style of equity management, which means that the Fund seeks to invest in companies with sustainable competitive advantages versus others, long-term structural growth drivers that will lead to above-average future cash flow growth, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Sub-Adviser also aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value (i.e. companies with share prices trading significantly below what the portfolio manager believes the share price should be).

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon S&P 500 Index Fund, please add the following paragraph after the fourth paragraph:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.

Effective December 11, 2025, in the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL S&P 500 Index Fund, please add the following paragraph after the fifth paragraph:

Although the Fund is diversified, the Fund may, at times, be invested in a non-diversified manner to the extent the Index is also invested in a non-diversified manner.

Effective November 17, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/PIMCO Investment Grade Credit Bond Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Amit Arora, CFA, FRM	October 2016	Executive Vice President and Portfolio Manager, PIMCO
Mohit Mittal	October 2016	Managing Director and Portfolio Manager, PIMCO
Jelle Brons, CFA, FRM	November 2025	Executive Vice President and Portfolio Manager, PIMCO
Saurabh Sud, CFA	November 2025	Executive Vice President and Portfolio Manager, PIMCO
This Supplement is dated December 12, 2025.

Supplement Dated January 23, 2026

To The Prospectus Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective January 1, 2026, for the JNL/American Funds Capital Income Builder Fund, please delete all references to and information for Caroline Randall and Steven T. Watson.

Effective January 1, 2026, for the JNL/American Funds Global Growth Fund, please delete all references to and information for Piyada Phanaphat.

Effective January 1, 2026, for the JNL/American Funds Growth-Income Fund, please delete all references to and information for Keiko McKibben.

Effective December 31, 2025, for the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for Corey Bronner, CFA.

Effective December 31, 2025, for the JNL/PIMCO Real Return Fund, please delete all references to and information for Stephen Rodosky.

Effective December 31, 2025, for the JNL/T. Rowe Price Mid-Cap Growth Fund, please delete all references to and information for Brian W.H. Berghuis, CFA.

Effective January 31, 2026, for the JNL/William Blair International Leaders Fund, please delete all references to and information for Kenneth J. McAtamney.

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Emerging Markets Equity Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	April 2020	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	April 2020	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	April 2020	Vice President and Portfolio Manager, JNAM
Rajiv Jain	April 2024	Chairman and Chief Investment Officer, GQG
Brian Kersmanc	April 2024	Senior Investment Analyst and Portfolio Manager, GQG
Sudarshan Murthy, CFA	April 2024	Senior Investment Analyst and Portfolio Manager, GQG
Siddharth Jain	April 2024	Investment Analyst and Deputy Portfolio Manager, GQG
Hyung Kim	April 2020	Portfolio Manager and Senior Research Analyst, KAR
Craig Thrasher, CFA	April 2020	Portfolio Manager and Senior Research Analyst, KAR
Sean Pompa, CFA	January 2026	Portfolio Manager and Senior Research Analyst, KAR
Ernest Yeung, CFA, IMC	April 2020	Portfolio Manager and Vice President, T. Rowe Price
Sanjay Ayer, CFA	April 2020	Portfolio Manager, WCM
Gregory S. Ise, CFA	April 2020	Portfolio Manager and Business Analyst, WCM
Mike Tian, CFA	April 2020	Portfolio Manager and Business Analyst, WCM

Name:	Joined Fund Management Team In:	Title:
Michael B. Trigg	April 2020	Portfolio Manager and co-CEO, WCM

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM
Laird Bieger	April 2022	Vice President and Portfolio Manager, BAMCO
Randolph Gwirtzman, CFA	April 2022	Vice President and Portfolio Manager, BAMCO
Jeffrey James	October 2024	Lead Portfolio Manager, Driehaus
Michael Buck	October 2024	Portfolio Manager, Driehaus
Prakash Vijayan, CFA	October 2024	Assistant Portfolio Manager, Driehaus
Andrew L. Beja, CFA	September 2015	Senior Vice President, Managing Director, Portfolio Manager, GIM
David Rose, CFA	October 2020	Managing Director, Chief Investment Officer, Portfolio Manager, GIM
Jeffrey A. Harrison, CFA	October 2020	Managing Director, Portfolio Manager, GIM
Todd Beiley, CFA	April 2018	Portfolio Manager and Senior Research Analyst, KAR
Jon Christensen, CFA	April 2018	Portfolio Manager and Senior Research Analyst, KAR
Julie Biel, CFA	April 2021	Portfolio Manager and Senior Research Analyst, KAR
Chris Wright, CFA	March 2022	Portfolio Manager and Senior Research Analyst, KAR
Adam Xiao, CFA	January 2026	Portfolio Manager and Senior Research Analyst, KAR
Brian C. Fitzsimons, CFA	April 2022	Director of Small-Cap Growth Strategies, SBH
Mitch S. Begun, CFA	April 2022	Senior Portfolio Manager, SBH
D. Scott Tracy, CFA	September 2015	Chief Investment Officer and Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager and Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager and Business Analyst, WCM

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Capital Income Builder Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Aline Avzaradel	April 2021	Partner, Capital International Investors, CRMC
Alfonso Barroso	April 2020	Partner, Capital Research Global Investors, CRMC
Grant L. Cambridge	April 2020	Partner, Capital International Investors, CRMC
Charles E. Ellwein	March 2022	Partner, Capital Research Global Investors, CRMC
David A. Hoag	April 2020	Partner, Capital Fixed Income Investors, CRMC
Saurav Jain	January 2025	Partner, Capital International Investors, CRMC
Winnie Kwan	April 2020	Partner, Capital Research Global Investors, CRMC

Name:	Joined Fund Management Team In:	Title:
James B. Lovelace	April 2020	Partner, Capital Research Global Investors, CRMC
Fergus N. MacDonald	April 2020	Partner, Capital Fixed Income Investors, CRMC
William L. Robbins	January 2024	Partner, Capital International Investors, CRMC
Brian Wong	January 2025	Partner, Capital Fixed Income Investors, CRMC
Dimitrije M. Mitrinovic	January 2026	Partner, Capital International Investors, CRMC
Andrea Montero	January 2026	Vice President, Capital Fixed Income Investors, CRMC

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Global Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Matt Hochstetler	January 2024	Partner, Capital World Investors, CRMC
Barbara Burtin	August 2025	Partner, Capital World Investors, CRMC
Jason B. Smith	August 2025	Partner, Capital World Investors, CRMC
Mathews Cherian	January 2026	Partner, Capital World Investors, CRMC

Effective January 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/American Funds Growth-Income Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Charles E. Ellwein	May 2020	Partner, Capital Research Global Investors, CRMC
J. Blair Frank	2010	Partner, Capital Research Global Investors, CRMC
Caroline Jones	June 2024	Partner, Capital Research Global Investors, CRMC
Brad Barrett	January 2026	Partner, Capital Research Global Investors, CRMC
Cheryl E. Frank	January 2026	Partner, Capital Research Global Investors, CRMC
Martin Jacobs	January 2026	Partner, Capital Research Global Investors, CRMC
Jessica C. Spaly	January 2026	Partner, Capital Research Global Investors, CRMC

Effective February 1, 2026, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/William Blair International Leaders Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Alaina Anderson, CFA	April 2022	Partner, William Blair
Simon Fennell	April 2022	Partner, William Blair
Chandan Khanna	February 2026	Portfolio Manager, William Blair

This Supplement is dated January 23, 2026.

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VADV7338 01/26

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$32	0.30%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 16.16% for the year ended December 31, 2025. That result compares with a 13.70% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

U.S. equities saw strong gains, with the S&P 500 Index hitting record highs as corporate earnings beat expectations. At the same time, the U.S. fixed income market delivered solid returns as corporate bond yields hovered near the upper end of their 15-year range. Although inflation rose slightly on the lingering effect of tariffs, signs of labor market weakness and economic uncertainty prompted the Federal Reserve to cut interest rates three times in 2025.

Within the fund, most equity sectors produced positive returns, with information technology being particularly additive to results. The materials, industrials and consumer staples sectors also saw returns surpassing those of the overall portfolio. Conversely, the fund’s holdings in the financials, energy and utilities sectors detracted from the broader portfolio’s returns.

Fixed income returns lagged equities but continued to help fulfill their roles of serving as a ballast and generating income. Corporate bonds and securitized debt were among the top contributors, though securitized debt lagged the total portfolio return. A modest allocation to high-yield bonds also supported returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Asset Allocation Fund — Class 1*	16.16%	9.24%	10.05%
S&P 500 Index†	17.88%	14.42%	14.82%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index†	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index†	7.30%	(0.36)%	2.01%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-070-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Capital Income Builder

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.27%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 20.69% for the year ended December 31, 2025. That result compares with a 17.73% gain for the 70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

Global equities surged in 2025, overcoming trade tensions and geopolitical volatility. All major equity markets delivered solid returns, led by the eurozone and the United Kingdom. U.S. stocks advanced (albeit by less than international equities), led by continued growth of large-cap technology companies. Major central banks, including the U.S. Federal Reserve, cut rates as inflation generally eased. Global bonds rallied on U.S. rate-cut expectations and a weakening U.S. dollar. Simultaneously, the U.S. fixed income market posted strong gains, supported by corporate bonds.

Overall, equities contributed meaningfully to the portfolio’s absolute returns, particularly within the financials and information technology sectors. While stocks domiciled overseas outpaced domestic ones, they remained a smaller portion of the portfolio than U.S. equities.

The fund’s bond holdings, while providing income and stability, delivered smaller gains. Securitized debt, emerging markets debt and corporates were the largest detractors from absolute returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Capital Income Builder — Class 1*	20.69%	9.36%	7.84%
MSCI ACWI (All Country World Index)†	22.34%	11.19%	11.72%
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index†	17.73%	7.73%	8.92%
Bloomberg U.S. Aggregate Index†	7.30%	(0.36)%	2.01%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-101-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Capital World Bond Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$50	0.48%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 9.55% for the year ended December 31, 2025. That result compares with a 8.17% gain for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

Emerging markets bonds posted strong gains, supported by U.S. rate cuts and a weaker dollar. European yields climbed amid a global sell-off toward the end of the year, which was sparked by rising Japanese yields. The euro, British pound and Mexican peso strengthened, while the Argentine peso and Indian rupee declined.

Sector allocation and security selection contributed to relative results. Country/market allocation decisions added to relative returns, driven primarily by duration management. From a country perspective, off-benchmark positions in Brazilian government bonds benefitted results. Currency positioning contributed to comparative results, supported by gains from unhedged currency exposure.

At the broad level, the impact of currency hedging weighed on relative returns over the period. Underweight positions in Japanese and Chinese government bonds, as well as select non-benchmark positions, detracted from results. Finally, underweight positions in uniform mortgage-backed securities and U.S. Treasuries, which outperformed over the period, were a detriment to results.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Capital World Bond Fund — Class 1*	9.55%	(2.27)%	1.47%
Bloomberg Global Aggregate Index†	8.17%	(2.15)%	1.26%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-079-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Global Growth Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$47	0.42%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 21.98% for the year ended December 31, 2025. That result compares with a 22.34% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.

Most sectors posted gains for the fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.

Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the fund.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	1 year	1 year
Global Growth Fund — Class 1*	21.98%	8.51%	12.46%
MSCI ACWI (All Country World Index)†	22.34%	11.19%	11.72%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-077-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Global Small Capitalization Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Global Small Capitalization Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$70	0.65%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 14.89% for the year ended December 31, 2025. That result compares with a 19.72% gain for the MSCI All Country World Small Cap Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.

Most sectors posted gains for the fund, with industrials, materials and information technology contributing the most. Returns from the financials and utilities sectors were also positive. Companies based in Japan, the U.S. and Canada made meaningful contributions to the portfolio.

Conversely, the consumer discretionary and health care sectors were significant detractors from overall results. On a country and region basis, holdings in the Netherlands and Hong Kong were among the most notable detractors.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Global Small Capitalization Fund — Class 1*	14.89%	0.73%	7.50%
MSCI ACWI IMI Index†	22.06%	10.75%	11.45%
MSCI All Country World Small Cap Index†	19.72%	7.29%	9.32%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-075-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$37	0.34%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 20.54% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.

Most sectors posted gains for the fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the fund’s performance.

Conversely, the financials and energy sectors were detractors from overall results.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Growth Fund — Class 1*	20.54%	13.66%	18.26%
S&P 500 Index†	17.88%	14.42%	14.82%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-027-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth-Income Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$31	0.28%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 18.37% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.

Most sectors contributed positively to fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of fund holdings.

Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Growth-Income Fund — Class 1*	18.37%	14.19%	14.20%
S&P 500 Index†	17.88%	14.42%	14.82%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-026-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – International Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - International Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$60	0.53%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 27.04% for the year ended December 31, 2025. That result compares with a 32.39% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.

Most sectors posted gains, with financials, information technology, communication services and materials contributing significantly. Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results. Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.

Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns. Country-wise, Denmark was the most notable detractor on absolute results.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
International Fund — Class 1*	27.04%	3.66%	7.26%
MSCI ACWI (All Country World Index) ex USA†	32.39%	7.91%	8.41%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-026-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – New World Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$66	0.58%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 28.60% for the year ended December 31, 2025. That result compares with a 33.57% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets largely drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.

Holdings in most sectors delivered positive returns for the fund, with shares of information technology and financial companies significantly boosting results. Returns from the industrials, communication services and materials sectors surpassed those of the overall portfolio. Companies based in South Korea, the U.S., Taiwan and China also made meaningful contributions to the fund.

In contrast, holdings in the real estate sector detracted from overall results, posting the lowest returns among all sectors. Likewise, holdings in companies based in Denmark and Indonesia were the most notable detractors for the portfolio.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
New World Fund — Class 1*	28.60%	5.59%	9.53%
MSCI Emerging Markets Index†	33.57%	4.20%	8.42%
MSCI ACWI (All Country World Index)†	22.34%	11.19%	11.72%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-076-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – The Bond Fund of America

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 7.40% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, the U.S. bond market posted strong returns. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and broader economic uncertainty, helping to push short term yields lower. Meanwhile, long-term yields remained relatively high and supported a steepening of the yield curve. Yields on corporate bonds declined but remained elevated relative to their levels over the past 15 years.

Within the fund, an underweight to Treasuries in favor of other sectors including agency mortgage-backed securities and emerging markets debt contributed positively to relative results. The fund’s overweight to duration for much of the year was also additive.

In terms of detractors, the fund was positioned for a steepening of the yield curve by having an overweight position to the front-end of the curve and an underweight to the long-end. The steepening of the yield curve added to results, however, this was more than offset by the cost of maintaining the position. Security selection within asset-backed securities also detracted from returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
The Bond Fund of America — Class 1*	7.40%	0.10%	2.61%
Bloomberg U.S. Aggregate Index†	7.30%	(0.36)%	2.01%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-078-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Washington Mutual Investors Fund

Class 1 for the year ended December 31, 2025

This annual shareholder report contains important information about American Funds Insurance Series - Washington Mutual Investors Fund (the “fund”) for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at

(800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$28	0.26%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 17.50% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

U.S equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 Index climbed to record highs, driven by resilient consumer spending and expanded corporate investment in AI infrastructure. Moderating inflation and labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.

Within the fund, each sector contributed positively to overall portfolio return, with information technology, industrials and financials being particularly additive, despite weakness in some financials holdings. Additionally, holdings in communication services, utilities and real estate all saw returns surpass those of the overall portfolio. The consumer staples and health care sectors posted double-digit gains but trailed the portfolio’s total return.

Conversely, holdings in energy, materials and consumer discretionary provided minimal contributions to total return.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 1*	17.50%	14.17%	12.65%
S&P 500 Index†	17.88%	14.42%	14.82%
*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-072-0226 © 2026 Capital Group. All rights reserved.

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. INGEFP4-998-0226 © 2026 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio December 31, 2025

Common stocks 96.94%	Shares	Value (000)
Information technology 29.37%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,705,200	$522,985
Broadcom, Inc.	1,107,449	383,288
Microsoft Corp.	740,348	358,047
NVIDIA Corp.	1,437,636	268,119
ASML Holding NV (ADR)	120,673	129,103
ASML Holding NV	105,955	113,257
Micron Technology, Inc.	433,659	123,771
NEC Corp.	2,693,871	90,835
Samsung Electronics Co., Ltd.	1,068,680	89,068
SK hynix, Inc.	157,999	71,546
Cloudflare, Inc., Class A (a)	336,935	66,427
AppLovin Corp., Class A (a)	85,473	57,593
Tokyo Electron, Ltd.	237,700	52,203
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	44,872
International Business Machines Corp.	131,299	38,892
EPAM Systems, Inc. (a)	179,438	36,763
Salesforce, Inc.	126,566	33,529
Intel Corp. (a)	902,119	33,288
Capgemini SE	176,911	29,299
Apple, Inc.	107,144	29,128
Ubiquiti, Inc.	51,660	28,586
Oracle Corp.	102,383	19,956
Dassault Systemes SE	701,879	19,604
Nemetschek SE	140,877	15,361
Check Point Software Technologies, Ltd. (a)	79,736	14,796
Synopsys, Inc. (a)	23,849	11,202
		2,681,518

Industrials 17.72%
Airbus SE, non-registered shares	640,525	148,572
Comfort Systems USA, Inc.	140,027	130,686
Safran SA	324,785	113,019
General Electric Co.	315,857	97,293
Siemens AG	330,684	92,868
Ryanair Holdings PLC (ADR)	1,180,370	85,211
Boeing Co. (The) (a)	372,821	80,947
Saab AB, Class B	1,217,750	70,832
BAE Systems PLC	2,424,921	55,747
GT Capital Holdings, Inc.	5,411,899	54,732
ATI, Inc. (a)	476,446	54,677
TransDigm Group, Inc.	38,430	51,106
RS Group PLC	5,414,909	45,232
Howmet Aerospace, Inc.	212,197	43,505
Core & Main, Inc., Class A (a)	797,398	41,441
ASSA ABLOY AB, Class B	1,034,590	40,110
Rocket Lab Corp. (a)	565,667	39,461
DSV A/S	153,094	38,526
Hitachi, Ltd.	1,228,900	38,125
Copart, Inc. (a)	878,862	34,407
Crane Co.	178,460	32,913
PACCAR, Inc.	286,995	31,429
The Toro Co.	373,724	29,420
Compagnie de Saint-Gobain SA, non-registered shares	270,675	27,477
Hanwha Aerospace Co., Ltd.	40,475	26,333
Alliance Global Group, Inc.	156,400,700	21,772
FTAI Aviation, Ltd.	102,740	20,224
Mitsui & Co., Ltd.	676,500	19,994
Deere & Co.	39,278	18,287

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
GE Vernova, Inc.	24,758	$16,181
Daikin Industries, Ltd.	76,900	9,872
Ingersoll-Rand, Inc.	96,000	7,605
		1,618,004

Consumer discretionary 13.88%
Prosus NV, Class N	1,846,586	114,052
MercadoLibre, Inc. (a)	42,043	84,686
Renault SA	1,688,781	69,914
Inchcape PLC	6,234,573	64,629
Booking Holdings, Inc.	11,574	61,983
Starbucks Corp.	729,678	61,446
Compagnie Financiere Richemont SA, Class A	279,343	60,287
Amazon.com, Inc. (a)	239,344	55,245
Chipotle Mexican Grill, Inc. (a)	1,462,554	54,114
Hyundai Motor Co.	254,391	52,086
LKQ Corp.	1,640,562	49,545
LVMH Moet Hennessy-Louis Vuitton SE	64,729	48,799
Trip.com Group, Ltd. (ADR)	672,433	48,355
MGM China Holdings, Ltd.	28,793,200	48,329
General Motors Co.	519,771	42,268
InterContinental Hotels Group PLC	299,249	41,918
Restaurant Brands International, Inc. (CAD denominated)	607,375	41,446
Alibaba Group Holding, Ltd. (ADR)	268,854	39,409
Entain PLC	3,341,847	34,412
Industria de Diseno Textil SA	501,952	33,064
Hermes International	12,384	30,597
Sanrio Co., Ltd.	912,300	28,622
Carvana Co., Class A (a)	61,924	26,133
D.R. Horton, Inc.	173,953	25,054
Toll Brothers, Inc.	167,692	22,675
Wynn Macau, Ltd.	21,430,000	16,295
O’Reilly Automotive, Inc. (a)	134,120	12,233
		1,267,596

Financials 13.85%
Citigroup, Inc.	1,215,819	141,874
Banco Bilbao Vizcaya Argentaria SA	5,187,583	121,338
3i Group PLC	2,294,508	99,828
Brookfield Corp., Class A	2,138,896	98,154
Aon PLC, Class A	244,466	86,267
Visa, Inc., Class A	237,305	83,225
Prudential PLC	5,215,411	80,470
Fiserv, Inc. (a)	1,031,889	69,312
Societe Generale	809,341	65,207
Ameriprise Financial, Inc.	104,697	51,337
Allianz SE	106,923	49,042
Aviva PLC	4,545,916	41,620
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,293,921	38,688
Japan Post Insurance Co., Ltd.	1,156,950	34,716
UniCredit SpA	359,971	29,883
CME Group, Inc., Class A	103,473	28,256
Coinbase Global, Inc., Class A (a)	97,796	22,116
MS&AD Insurance Group Holdings, Inc.	831,800	19,587
Arthur J. Gallagher & Co.	74,138	19,186
CaixaBank SA, non-registered shares	1,557,890	19,025
HSBC Holdings PLC (GBP denominated)	1,163,368	18,239
HDFC Bank, Ltd.	1,328,758	14,683

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	3,558,529	$14,263
Swissquote Group Holding, Ltd.	15,017	9,116
CVC Capital Partners PLC	542,527	9,085
		1,264,517

Health care 7.75%
Vertex Pharmaceuticals, Inc. (a)	213,311	96,707
Argenx SE (ADR) (a)	80,747	67,904
Regeneron Pharmaceuticals, Inc.	83,600	64,528
Thermo Fisher Scientific, Inc.	103,186	59,791
UnitedHealth Group, Inc.	179,184	59,150
Eli Lilly and Co.	43,922	47,202
EssilorLuxottica SA	144,508	45,690
Sanofi	378,504	36,721
Cigna Group (The)	132,736	36,533
AstraZeneca PLC	194,247	35,779
Pfizer, Inc.	1,418,993	35,333
Haleon PLC	6,192,098	31,333
Centene Corp. (a)	580,852	23,902
Bayer AG	537,074	23,168
Alnylam Pharmaceuticals, Inc. (a)	50,179	19,954
Novo Nordisk AS, Class B	237,847	12,124
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	367,000	11,454
		707,273

Communication services 5.39%
Meta Platforms, Inc., Class A	213,121	140,679
Alphabet, Inc., Class A	269,199	84,259
Spotify Technology SA (a)	118,391	68,751
Publicis Groupe SA	549,935	57,051
Bharti Airtel, Ltd.	2,029,589	47,612
Netflix, Inc. (a)	419,340	39,317
Nintendo Co., Ltd.	566,253	38,250
Tencent Holdings, Ltd.	213,900	16,391
		492,310

Consumer staples 3.33%
Nestle SA	695,583	69,136
Dollar General Corp.	408,173	54,193
Costco Wholesale Corp.	44,829	38,658
Carrefour SA, non-registered shares	2,201,230	36,717
Pernod Ricard SA	384,768	32,940
Coca-Cola HBC AG (CDI) (a)	445,087	23,050
Philip Morris International, Inc.	121,081	19,421
Monster Beverage Corp. (a)	239,297	18,347
Loblaw Cos., Ltd.	267,760	12,105
		304,567

Materials 2.48%
Lynas Rare Earths, Ltd. (a)	5,358,289	44,201
Agnico Eagle Mines, Ltd.	240,735	40,824
Amcor PLC (CDI)	3,567,000	29,808
Linde PLC	63,907	27,249
Sherwin-Williams Co.	81,338	26,356
First Quantum Minerals, Ltd. (a)	802,920	21,527

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Syensqo SA	168,919	$13,566
Ecolab, Inc.	46,140	12,113
LyondellBasell Industries NV	250,227	10,835
		226,479

Energy 1.34%
NAC Kazatomprom JSC (GDR)	673,935	37,443
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	36,139
Tourmaline Oil Corp.	612,792	27,489
Reliance Industries, Ltd.	789,344	13,778
TotalEnergies SE (EUR denominated)	112,486	7,331
		122,180

Real estate 1.24%
Mirvac Group REIT	25,439,540	34,719
Simon Property Group, Inc. REIT	168,674	31,223
Sun Hung Kai Properties, Ltd.	2,378,500	28,855
Dexus REIT	3,935,855	18,150
		112,947

Utilities 0.59%
Oklo, Inc., Class A (a)(b)	258,331	18,538
Veolia Environnement SA	429,985	14,981
FirstEnergy Corp.	286,296	12,818
NRG Energy, Inc.	50,420	8,029
		54,366
Total common stocks (cost: $5,566,337,000)		8,851,757
Short-term securities 3.17%
Money market investments 3.16%
Capital Group Central Cash Fund 3.79% (c)(d)	2,888,549	288,884

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (c)(e)	1,098,443	1,098
Total short-term securities (cost: $289,944,000)		289,982
Total investment securities 100.11% (cost: $5,856,281,000)		9,141,739
Other assets less liabilities (0.11)%		(10,393)
Net assets 100.00%		$9,131,346

American Funds Insurance Series	4

Global Growth Fund (continued)
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 3.79% (c)	$283,574	$1,841,815	$1,836,409	$(82)	$(14)	$288,884	$12,461

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 12/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio December 31, 2025

Common stocks 96.08%	Shares	Value (000)
Industrials 21.20%
International Container Terminal Services, Inc.	3,664,220	$35,133
ATI, Inc. (a)	265,862	30,510
Cleanaway Waste Management, Ltd.	17,157,789	29,580
Trelleborg AB, Class B	565,261	23,920
Takasago Thermal Engineering Co., Ltd.	806,148	22,853
Diploma PLC	300,405	21,440
Casella Waste Systems, Inc., Class A (a)	212,525	20,815
Adecco Group AG	694,197	20,168
Nexans SA	134,522	19,782
Modine Manufacturing Co. (a)	146,345	19,539
UL Solutions, Inc., Class A	236,384	18,641
Qantas Airways, Ltd.	2,530,925	17,461
Alaska Air Group, Inc. (a)	343,688	17,287
CBIZ, Inc. (a)	340,016	17,154
Carel Industries SpA	555,967	16,010
Comfort Systems USA, Inc.	16,788	15,668
VSE Corp.	90,068	15,561
Oshkosh Corp.	106,689	13,403
Bombardier, Inc., Class B (a)	75,000	12,759
Rumo SA	4,373,675	11,683
ICF International, Inc.	133,699	11,405
Inox Wind, Ltd. (a)	7,777,781	10,690
Kandenko Co., Ltd.	327,900	10,538
AFRY AB, Class B	642,228	10,430
Badger Infrastructure Solutions, Ltd.	183,079	9,755
Applied Industrial Technologies, Inc.	35,926	9,225
Addtech AB, Class B	245,222	8,714
Howden Joinery Group PLC	747,163	8,320
Neway Valve (Suzhou) Co., Ltd., Class A	1,107,550	8,219
dormakaba Holding AG	97,220	7,861
ESAB Corp.	68,792	7,685
First Advantage Corp. (a)	528,767	7,683
Sterling Infrastructure, Inc. (a)	24,972	7,647
Beijer Ref AB, Class B	445,805	7,172
Visional, Inc. (a)	105,238	6,730
IMCD NV	71,611	6,515
Sinfonia Technology Co., Ltd.	110,986	6,443
Huber + Suhner AG	35,267	6,381
Tetra Tech, Inc.	186,785	6,265
Engcon AB, Class B	624,455	5,619
Localiza Rent a Car SA, ordinary nominative shares	663,945	5,236
Localiza Rent a Car SA (a)	25,536	194
SATS, Ltd.	1,817,900	5,378
SPIE SA	90,533	5,211
Rosebank Industries PLC (a)	1,094,795	5,163
WESCO International, Inc.	20,529	5,022
XPO, Inc. (a)	35,214	4,786
Saia, Inc. (a)	13,577	4,433
RENK Group AG	60,784	3,806
Hensoldt AG (b)	41,633	3,598
Matson, Inc.	28,475	3,518
Reliance Worldwide Corp., Ltd.	1,357,484	3,485
Takuma Co., Ltd.	204,600	3,237
KEI Industries, Ltd.	64,373	3,195
IndiaMart InterMesh, Ltd.	113,259	2,802
Huaming Power Equipment Co., Ltd., Class A	647,600	2,314
Byrna Technologies, Inc. (a)(b)	98,413	1,652
McGrath RentCorp	3,980	418
		626,112

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)

Financials 16.44%
IIFL Finance, Ltd. (a)	4,298,688	$29,178
Stifel Financial Corp.	224,039	28,054
HDFC Asset Management Co., Ltd.	907,132	26,969
SLM Corp.	972,198	26,308
Porto Seguro SA	2,915,882	25,720
Glacier Bancorp, Inc.	577,688	25,447
Cholamandalam Investment and Finance Co., Ltd.	1,274,960	24,092
First American Financial Corp.	379,577	23,321
Vontobel Holding AG	257,533	20,820
Max Financial Services, Ltd. (a)	975,628	18,142
SiriusPoint, Ltd. (a)	767,775	16,807
Kyoto Financial Group, Inc.	750,000	16,355
Pluxee NV	1,010,488	15,831
Janus Henderson Group PLC	299,721	14,258
Lazard, Inc., Class A	274,252	13,318
Home BancShares, Inc.	449,364	12,483
Gunma Bank, Ltd. (The)	1,068,100	11,747
Sprott, Inc.	109,623	10,737
GQG Partners, Inc. (CDI)	9,139,164	10,643
Banco del Bajio SA	3,890,796	9,827
Asia Commercial Joint Stock Bank	10,676,850	9,743
SouthState Bank Corp.	94,096	8,855
Eurobank SA	2,174,630	8,716
EFG International AG	334,117	7,988
FirstCash Holdings, Inc.	48,401	7,714
Hokuhoku Financial Group, Inc.	253,900	7,410
IG Group Holdings PLC	382,385	6,778
Patria Investments, Ltd., Class A	397,904	6,323
Discovery, Ltd.	381,042	5,240
JB Financial Group Co., Ltd.	282,792	5,023
PJT Partners, Inc., Class A	28,318	4,735
360 ONE WAM, Ltd.	356,178	4,703
Baldwin Insurance Group, Inc. (The), Class A (a)	180,849	4,346
CVB Financial Corp.	226,040	4,204
Root, Inc., Class A (a)	53,525	3,866
Pinnacle Investment Management Group, Ltd.	322,427	3,655
Haci A–mer Sabanci Holding AS	1,367,842	2,691
Capitec Bank Holdings, Ltd.	8,764	2,201
EZCORP, Inc., Class A, nonvoting shares (a)	74,602	1,449
		485,697

Information technology 14.52%
King Slide Works Co., Ltd.	253,784	30,159
Lumentum Holdings, Inc. (a)	80,942	29,834
Semtech Corp. (a)	376,056	27,712
MACOM Technology Solutions Holdings, Inc. (a)	156,241	26,761
Lattice Semiconductor Corp. (a)	358,889	26,407
Kokusai Electric Corp.	663,891	23,173
Q2 Holdings, Inc. (a)	305,539	22,048
CompoSecure, Inc., Class A (a)(c)	948,877	17,014
CompoSecure, Inc., Class A (a)	145,811	2,811
PAR Technology Corp. (a)(b)	466,983	16,942
Silicon Laboratories, Inc. (a)	116,697	15,252
Allegro MicroSystems, Inc. (a)	555,183	14,646
Rogers Corp. (a)	147,666	13,522
Credo Technology Group Holding, Ltd. (a)	92,021	13,241
Unity Software, Inc. (a)	277,946	12,277
Agilysys, Inc. (a)	96,907	11,516
Maruwa Co., Ltd.	41,254	11,156
Riken Keiki Co., Ltd.	530,000	10,840

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Pegasystems, Inc.	159,265	$9,511
Klaviyo, Inc., Class A (a)	284,599	9,241
Tokyo Seimitsu Co., Ltd.	124,023	8,770
eMemory Technology, Inc.	157,430	8,595
Fabrinet, non-registered shares (a)	14,995	6,827
Soitec (a)	177,920	4,810
Cellebrite DI, Ltd. (a)	253,216	4,565
Netskope, Inc., Class A (a)(b)	251,977	4,420
Via Transportation, Inc., Class A (a)(b)	141,377	4,101
OBIC Business Consultants Co., Ltd.	73,900	3,990
Insight Enterprises, Inc. (a)	47,429	3,864
Softcat PLC	195,529	3,717
Topicus.com, Inc., subordinate voting shares (a)	38,110	3,530
MongoDB, Inc., Class A (a)	8,355	3,507
Shibaura Mechatronics Corp.	26,300	3,190
Commvault Systems, Inc. (a)	24,418	3,061
HPSP Co., Ltd.	132,490	3,056
Cipher Mining, Inc. (a)(b)	206,487	3,048
MARA Holdings, Inc. (a)(b)	327,085	2,937
ASMPT, Ltd.	293,500	2,921
Domo, Inc., Class B (a)	300,977	2,537
Wolfspeed, Inc. (a)(b)	89,368	1,556
Hexaware Technologies, Ltd.	126,699	1,079
Bitdeer Technologies Group, Class A (a)(b)	49,512	555
Yotpo, Ltd. (a)(c)(d)	678,736	265
		428,964

Consumer discretionary 11.70%
CAVA Group, Inc. (a)(b)	547,511	32,133
Light & Wonder, Inc. CHESS Depositary Interest (a)	266,937	27,998
Entain PLC	2,694,154	27,743
TopBuild Corp. (a)	49,920	20,826
DraftKings, Inc., Class A (a)	535,848	18,465
Thor Industries, Inc.	170,817	17,538
Champion Homes, Inc. (a)	182,251	15,400
Sega Sammy Holdings, Inc.	878,000	13,727
Wyndham Hotels & Resorts, Inc.	175,062	13,228
Acushnet Holdings Corp.	165,000	13,170
LKQ Corp.	420,833	12,709
Patrick Industries, Inc.	96,348	10,447
Guzman y Gomez, Ltd.	668,245	9,643
Food & Life Cos., Ltd.	184,900	9,373
Steven Madden, Ltd. (b)	208,312	8,674
Ollies Bargain Outlet Holdings, Inc. (a)	74,296	8,144
Aditya Vision, Ltd.	1,363,712	7,408
Cartrade Tech, Ltd. (a)	227,495	7,154
tonies SE, Class A (a)	568,903	6,987
Grand Canyon Education, Inc. (a)	41,039	6,825
Dominos Pizza Enterprises, Ltd.	486,762	6,810
Lottomatica Group SpA	254,958	6,691
MRF, Ltd.	3,861	6,567
Yonex Co., Ltd.	300,000	6,362
Boot Barn Holdings, Inc. (a)	33,840	5,972
Inchcape PLC	420,301	4,357
Camping World Holdings, Inc., Class A	426,336	4,148
Cairn Homes PLC (EUR denominated)	1,597,882	3,891
Savers Value Village, Inc. (a)	367,506	3,433
Zalando SE, non-registered shares (a)	115,415	3,427
Smartfit Escola de Ginastica e Danca SA	677,584	2,865

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Coats Group PLC	2,231,726	$2,529
Groupe Dynamite, Inc.	8,500	512
Metaplanet, Inc. (a)	137,850	350
		345,506

Health care 10.57%
Insulet Corp. (a)	85,352	24,260
Ensign Group, Inc. (The)	127,853	22,272
Carl Zeiss Meditec AG, non-registered shares (b)	417,299	19,593
IDEAYA Biosciences, Inc. (a)(b)	486,851	16,830
Bio-Rad Laboratories, Inc., Class A (a)	54,843	16,617
Max Healthcare Institute, Ltd.	1,220,256	14,191
Addus HomeCare Corp. (a)	125,640	13,492
Kymera Therapeutics, Inc. (a)	171,932	13,378
Rhythm Pharmaceuticals, Inc. (a)	112,926	12,088
Ambu AS, Class B, non-registered shares (b)	873,841	12,047
ADMA Biologics, Inc. (a)	596,196	10,875
Vitrolife AB	730,264	10,864
Bio-Techne Corp.	178,365	10,490
Zealand Pharma AS (a)	132,343	9,631
Masimo Corp. (a)(b)	72,354	9,410
Vimian Group AB (publ) (a)(b)	2,729,438	8,952
Asker Healthcare Group AB (a)	964,065	8,829
iRhythm Technologies, Inc. (a)	45,776	8,122
Encompass Health Corp.	62,771	6,662
BridgeBio Pharma, Inc. (a)	86,007	6,579
Shanghai Conant Optical Co., Ltd., Class H	902,000	6,258
Establishment Labs Holdings, Inc. (a)(b)	85,657	6,243
Indegene, Ltd.	933,888	5,409
Denali Therapeutics, Inc. (a)	315,416	5,208
CONMED Corp.	124,153	5,041
Dr. Lal PathLabs, Ltd.	301,052	4,966
AddLife AB, Class B	285,033	4,923
Aster DM Healthcare, Ltd.	688,425	4,725
Prestige Consumer Healthcare, Inc. (a)	53,648	3,310
Inhibrx Biosciences, Inc. (a)(b)	41,358	3,267
Enliven Therapeutics, Inc. (a)(b)	138,269	2,129
Waystar Holding Corp. (a)	59,700	1,955
Biohaven, Ltd. (a)	164,617	1,859
GeneDx Holdings Corp., Class A (a)	12,764	1,660
		312,135

Materials 7.75%
Resonac Holdings Co., Ltd.	1,078,714	45,051
Materion Corp.	237,927	29,579
Sumitomo Bakelite Co., Ltd.	830,059	27,399
Celanese Corp.	567,064	23,975
Lundin Mining Corp.	1,000,000	21,493
Lundin Gold, Inc.	202,100	16,789
Knife River Corp. (a)	174,361	12,266
Dyno Nobel, Ltd.	5,112,453	10,919
Louisiana-Pacific Corp.	110,000	8,884
Vicat SACA	85,775	7,625
Acerinox SA	437,480	6,481
Mitsui Kinzoku Co., Ltd.	41,700	4,711
Umicore SA	168,404	3,515
Cabot Corp.	48,229	3,197
Huhtamaki OYJ	82,277	2,867

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Arkema SA	34,302	$2,098
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,882
Titan SA	1,455	90
		228,821

Communication services 3.97%
Nippon Television Holdings, Inc.	986,700	23,925
Magnite, Inc. (a)	1,429,601	23,202
Springer Nature AG & Co. KGaA, non-registered shares	593,839	13,346
Stubhub Holdings, Inc., Class A (a)(b)	900,000	12,177
New York Times Co., Class A	175,000	12,149
Indosat Tbk PT	85,573,409	11,905
Kadokawa Corp.	529,800	10,749
Rightmove PLC	1,080,615	7,555
Bharti Hexacom, Ltd.	63,232	1,282
Starz Entertainment Corp. (a)	82,800	969
		117,259

Consumer staples 3.25%
Raia Drogasil SA, ordinary nominative shares	7,751,754	33,248
BBB Foods, Inc., Class A (a)	767,003	25,610
Universal Robina Corp.	13,048,305	14,887
Lamb Weston Holdings, Inc.	320,000	13,405
Apotea Sverige AB (a)	593,629	5,929
e.l.f. Beauty, Inc. (a)	40,599	3,087
		96,166

Energy 2.66%
Weatherford International	409,326	32,034
CNX Resources Corp. (a)	525,389	19,319
Vista Energy, SAB de CV, Class A (ADR) (a)	207,708	10,107
Aegis Logistics Ltd.	790,464	6,306
Secure Waste Infrastructure Corp.	369,037	4,643
Cactus, Inc., Class A	77,043	3,519
Aegis Vopak Terminals, Ltd. (a)	953,011	2,643
		78,571

Real estate 2.41%
Charter Hall Group REIT	1,491,963	24,257
Embassy Office Parks REIT	4,429,528	21,465
Mindspace Business Parks REIT	1,250,000	6,607
NTT DC REIT (a)	5,706,900	5,815
Lodha Developers, Ltd.	442,564	5,226
St. Joe Co.	70,902	4,209
Altus Group, Ltd.	88,775	3,668
		71,247

Utilities 1.61%
Black Hills Corp.	280,286	19,457
Talen Energy Corp. (a)	23,357	8,755

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Nippon Gas Co., Ltd.	364,000	$6,893
SembCorp Industries, Ltd.	1,425,500	6,655
IDACORP, Inc.	45,900	5,809
		47,569
Total common stocks (cost: $2,108,611,000)		2,838,047
Preferred securities 0.66%
Information technology 0.41%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	10,054
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	842
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	112
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	107
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	72
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	35
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	30
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	16
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	13
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	807
		12,088

Financials 0.25%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	500,000	7,200
Total preferred securities (cost: $27,808,000)		19,288
Rights & warrants 0.00%
Consumer discretionary 0.00%
Smartfit Escola de Ginastica e Danca SA, rights, expire 1/6/2026 (a)	21,419	12
Convertible bonds & notes 0.05%	Principal amount (000)
Information technology 0.05%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD773	1,149
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	291	432
Total convertible bonds & notes (cost: $923,000)		1,581
Bonds, notes & other debt instruments 0.03%
Corporate bonds and notes 0.03%
Information technology 0.03%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (f)(g)	1,173	945
Total bonds, notes & other debt instruments (cost: $1,334,000)		945
Short-term securities 6.72%	Shares
Money market investments 2.90%
Capital Group Central Cash Fund 3.79% (h)(i)	856,817	85,690

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan 2.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (h)(j)		55,116,990	$55,117
Capital Group Central Cash Fund 3.79% (h)(i)(j)		138,082	13,810
			68,927
	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 1.49%
Oversea-Chinese Banking Corp., Ltd. 1/16/2026 (e)	3.214%	USD21,500	21,464
TOTAL Holdings USA, Inc. 1/9/2026 (e)	2.868	22,500	22,479
			43,943
Total short-term securities (cost: $198,558,000)			198,560
Total investment securities 103.54% (cost: $2,337,234,000)			3,058,433
Other assets less liabilities (3.54)%			(104,630)
Net assets 100.00%			$2,953,803
Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(k)	$27,594	$—	$16,981	$2,176	$(12,789)	$—	$—
Short-term securities 3.37%
Money market investments 2.90%
Capital Group Central Cash Fund 3.79% (h)	16,001	781,768	712,093	10	4	85,690	4,646
Money market investments purchased with collateral from securities on loan 0.47%
Capital Group Central Cash Fund 3.79% (h)(j)	19,927		6,117 (l)			13,810	— (m)
Total short-term securities						99,500
Total 3.37%				$2,186	$(12,785)	$99,500	$4,646
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CompoSecure, Inc., Class A (a)	12/24/2025	$17,554	$17,014	0.57%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	10,054	0.34
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	842	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	265	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	112	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	107	0.00 (n)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	72	0.00 (n)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	35	0.00 (n)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	30	0.00 (n)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	16	0.00 (n)

American Funds Insurance Series	12

Global Small Capitalization Fund (continued)
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	$71	$13	0.00%(n)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	807	0.03
Total		$44,645	$29,367	0.99%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,375,000, which represented 1.50% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 12/31/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(k)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(l)	Represents net activity. Refer to Note 5 for more information on securities lending.
(m)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(n)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund
Investment portfolio December 31, 2025

Common stocks 97.05%	Shares	Value (000)
Information technology 30.03%
NVIDIA Corp.	14,633,168	$2,729,086
Broadcom, Inc.	7,127,917	2,466,972
Microsoft Corp.	4,705,891	2,275,863
Micron Technology, Inc.	4,145,247	1,183,095
Shopify, Inc., Class A, subordinate voting shares (a)	6,681,199	1,075,473
Apple, Inc.	3,469,920	943,333
Cloudflare, Inc., Class A (a)	3,933,670	775,523
Salesforce, Inc.	2,329,847	617,200
Taiwan Semiconductor Manufacturing Co., Ltd.	9,590,699	468,538
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	54,135
SK hynix, Inc.	1,021,431	462,530
Strategy, Inc., Class A (a)	2,430,046	369,246
Constellation Software, Inc.	144,522	347,619
Fair Isaac Corp. (a)	159,463	269,591
Synopsys, Inc. (a)	548,921	257,839
AppLovin Corp., Class A (a)	321,334	216,521
KLA Corp.	161,842	196,651
Unity Software, Inc. (a)	4,187,714	184,971
Adobe, Inc. (a)	464,126	162,440
Intel Corp. (a)	4,381,849	161,690
Amphenol Corp., Class A	1,061,587	143,463
ASML Holding NV (ADR)	121,131	129,593
ASML Holding NV	11,142	11,910
Klaviyo, Inc., Class A (a)	3,758,673	122,044
Gartner, Inc. (a)	440,392	111,102
DocuSign, Inc. (a)	1,362,952	93,226
Intuit, Inc.	109,602	72,603
Fortinet, Inc. (a)	840,566	66,749
Monday.com, Ltd. (a)	437,980	64,628
HubSpot, Inc. (a)	133,103	53,414
Accenture PLC, Class A	194,545	52,196
Datadog, Inc., Class A (a)	322,570	43,866
RingCentral, Inc., Class A (a)	1,465,500	42,324
Tower Semiconductor, Ltd. (a)	328,759	38,603
Atlassian Corp., Class A (a)	175,462	28,449
Applied Materials, Inc.	102,877	26,438
Hewlett Packard Enterprise Co.	1,097,823	26,370
OpenAI Group PBC, Class A (a)(b)	35,568	17,228
MKS, Inc.	101,047	16,147
ServiceNow, Inc. (a)	100,415	15,383
TE Connectivity PLC	58,501	13,310
Stripe, Inc., Class B (a)(b)(c)	168,598	6,983
Figma, Inc. (a)	181,900	6,798
		16,421,143

Communication services 17.08%
Meta Platforms, Inc., Class A	6,338,307	4,183,853
Alphabet, Inc., Class A	5,117,670	1,601,831
Alphabet, Inc., Class C	4,890,122	1,534,520
Netflix, Inc. (a)	11,967,549	1,122,077
Live Nation Entertainment, Inc. (a)	1,673,146	238,423
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	219,504
ROBLOX Corp., Class A (a)	2,022,582	163,890
Reddit, Inc., Class A (a)	385,000	88,500
Charter Communications, Inc., Class A (a)	257,459	53,745
Take-Two Interactive Software, Inc. (a)	205,671	52,658
T-Mobile US, Inc.	142,902	29,015

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	411,400	$27,790
Spotify Technology SA (a)	36,511	21,202
Stubhub Holdings, Inc., Class A (a)(d)	289,405	3,916
		9,340,924

Consumer discretionary 15.69%
Tesla, Inc. (a)	7,508,443	3,376,697
Amazon.com, Inc. (a)	4,731,936	1,092,225
Royal Caribbean Cruises, Ltd.	1,873,957	522,684
D.R. Horton, Inc.	3,192,890	459,872
Chipotle Mexican Grill, Inc. (a)	9,143,057	338,293
DoorDash, Inc., Class A (a)	1,463,440	331,440
NIKE, Inc., Class B	4,175,649	266,031
Flutter Entertainment PLC (a)	1,088,583	234,089
Burlington Stores, Inc. (a)	606,948	175,317
Tractor Supply Co.	3,325,000	166,283
Hermes International	61,000	150,713
Wayfair, Inc., Class A (a)	1,406,061	141,183
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	136,039
Rivian Automotive, Inc., Class A (a)	6,072,024	119,680
Aramark	3,218,114	118,620
Home Depot, Inc.	315,781	108,660
Texas Roadhouse, Inc.	569,220	94,491
LVMH Moet Hennessy-Louis Vuitton SE	103,754	78,220
CAVA Group, Inc. (a)	1,153,603	67,705
Service Corp. International	848,647	66,169
Amadeus IT Group SA, Class A, non-registered shares	900,457	66,047
Five Below, Inc. (a)	252,000	47,467
Duolingo, Inc., Class A (a)	267,716	46,984
TopBuild Corp. (a)	109,349	45,619
Churchill Downs, Inc.	393,735	44,799
Booking Holdings, Inc.	8,123	43,501
DraftKings, Inc., Class A (a)	1,260,429	43,434
Floor & Decor Holdings, Inc., Class A (a)	690,678	42,055
YUM! Brands, Inc.	246,744	37,327
O’Reilly Automotive, Inc. (a)	310,795	28,348
Polaris, Inc.	371,000	23,466
Starbucks Corp.	250,453	21,091
AutoZone, Inc. (a)	5,049	17,124
Marriott International, Inc., Class A	46,380	14,389
Caesars Entertainment, Inc. (a)	356,300	8,334
Helen of Troy, Ltd. (a)	269,597	5,729
		8,580,125

Health care 10.98%
Intuitive Surgical, Inc. (a)	1,991,933	1,128,151
Eli Lilly and Co.	939,135	1,009,270
Vertex Pharmaceuticals, Inc. (a)	1,501,764	680,840
Alnylam Pharmaceuticals, Inc. (a)	1,708,686	679,459
HCA Healthcare, Inc.	627,846	293,116
UnitedHealth Group, Inc.	835,333	275,752
Thermo Fisher Scientific, Inc.	472,926	274,037
Boston Scientific Corp. (a)	2,452,163	233,814
Amgen, Inc.	520,625	170,406
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,501
Illumina, Inc. (a)	993,454	130,302
Guardant Health, Inc. (a)	1,005,728	102,725
Ascendis Pharma AS (ADR) (a)	444,896	94,870
Moderna, Inc. (a)	3,047,100	89,859

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Mettler-Toledo International, Inc. (a)	62,042	$86,498
Danaher Corp.	375,705	86,006
Align Technology, Inc. (a)	540,602	84,415
Hims & Hers Health, Inc., Class A (a)(d)	2,320,554	75,348
Insmed, Inc. (a)	418,330	72,806
EssilorLuxottica SA	229,003	72,405
BioNTech SE (ADR) (a)	562,734	53,572
Royalty Pharma PLC, Class A	955,185	36,908
Abbott Laboratories	241,437	30,250
IQVIA Holdings, Inc. (a)	105,500	23,781
CRISPR Therapeutics AG (a)(d)	334,619	17,547
Regeneron Pharmaceuticals, Inc.	21,203	16,366
Humana, Inc.	52,111	13,347
QIAGEN NV	294,396	13,239
Veeva Systems, Inc., Class A (a)	41,200	9,197
Verily Life Sciences, LLC (a)(b)(c)	300,178	8,789
Doximity, Inc., Class A (a)	172,495	7,638
		6,003,214

Industrials 9.20%
TransDigm Group, Inc.	716,472	952,800
General Electric Co.	1,458,179	449,163
Uber Technologies, Inc. (a)	3,678,126	300,540
Quanta Services, Inc.	656,371	277,028
FTAI Aviation, Ltd.	1,289,761	253,889
Ingersoll-Rand, Inc.	3,178,452	251,797
ATI, Inc. (a)	2,086,140	239,405
Republic Services, Inc.	1,037,338	219,843
United Airlines Holdings, Inc. (a)	1,596,411	178,511
Rocket Lab Corp. (a)	2,320,675	161,890
Northrop Grumman Corp.	202,123	115,253
United Rentals, Inc.	132,903	107,561
GE Vernova, Inc.	164,046	107,216
Ryanair Holdings PLC (ADR)	1,404,492	101,390
Ryanair Holdings PLC	96,554	3,353
Airbus SE, non-registered shares	426,445	98,915
Copart, Inc. (a)	2,348,144	91,930
Saia, Inc. (a)	280,378	91,549
Axon Enterprise, Inc. (a)	157,223	89,292
Bombardier, Inc., Class B (a)	518,058	88,133
Old Dominion Freight Line, Inc.	490,000	76,832
Tetra Tech, Inc.	2,192,104	73,523
Casella Waste Systems, Inc., Class A (a)	701,174	68,673
Equifax, Inc.	308,063	66,843
Boeing Co. (The) (a)	307,821	66,834
Willscot Holdings Corp., Class A	3,295,427	62,053
ITT, Inc.	343,000	59,514
Rolls-Royce Holdings PLC	3,673,109	57,092
Loar Holdings, Inc. (a)	817,165	55,567
HEICO Corp.	137,622	44,533
Carrier Global Corp.	709,345	37,482
XPO, Inc. (a)	263,564	35,821
Enerpac Tool Group Corp., Class A	924,087	35,337
Applied Industrial Technologies, Inc.	93,197	23,930
Lennox International, Inc.	43,370	21,060
Caterpillar, Inc.	30,500	17,472
Builders FirstSource, Inc. (a)	160,656	16,530
SPX Technologies, Inc. (a)	65,962	13,196

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Safran SA	31,998	$11,135
Einride AB (a)(b)(c)	128,088	2,621
Einride AB (EUR denominated) (a)(b)(c)	78,648	1,609
		5,027,115

Financials 7.45%
Visa, Inc., Class A	2,133,721	748,317
Bank of America Corp.	9,094,572	500,202
Toast, Inc., Class A (a)	8,375,874	297,427
Affirm Holdings, Inc., Class A (a)	3,595,701	267,628
Mastercard, Inc., Class A	467,855	267,089
Capital One Financial Corp.	955,209	231,504
KKR & Co., Inc.	1,738,534	221,628
Apollo Asset Management, Inc.	1,370,731	198,427
LPL Financial Holdings, Inc.	477,139	170,420
Block, Inc., Class A (a)	2,393,874	155,817
Brookfield Corp., Class A	3,275,187	150,298
American Express Co.	292,646	108,264
UBS Group AG	2,174,000	100,498
Blue Owl Capital, Inc., Class A (d)	6,686,183	99,892
Coinbase Global, Inc., Class A (a)	330,462	74,731
Progressive Corp.	307,337	69,987
Truist Financial Corp.	1,350,366	66,452
Blackstone, Inc.	372,497	57,417
Ares Management Corp., Class A	346,466	55,999
Marsh & McLennan Cos., Inc.	267,515	49,629
Brown & Brown, Inc.	598,260	47,681
Ryan Specialty Holdings, Inc., Class A	870,000	44,918
Kinsale Capital Group, Inc.	73,584	28,780
Intercontinental Exchange, Inc.	176,208	28,539
Aon PLC, Class A	57,337	20,233
Tradeweb Markets, Inc., Class A	118,829	12,779
		4,074,556

Consumer staples 1.87%
Performance Food Group Co. (a)	3,559,500	320,070
Costco Wholesale Corp.	303,405	261,638
Philip Morris International, Inc.	1,376,564	220,801
Bunge Global SA	679,809	60,557
Church & Dwight Co., Inc.	600,863	50,382
Walmart, Inc.	421,746	46,987
Dollar Tree Stores, Inc. (a)	326,400	40,151
Estee Lauder Cos., Inc. (The), Class A	163,107	17,081
JUUL Labs, Inc., Class A (a)(b)(c)(e)	2,496,349	4,743
		1,022,410

Materials 1.79%
Wheaton Precious Metals Corp.	2,483,836	291,900
Grupo Mexico, SAB de CV, Series B	19,156,155	180,876
Albemarle Corp.	1,072,000	151,624
Royal Gold, Inc.	551,247	122,537
Barrick Mining Corp.	1,945,890	84,743
Franco-Nevada Corp. (CAD denominated)	323,280	67,011
Glencore PLC	5,275,000	28,695
Linde PLC	61,350	26,159
Ecolab, Inc.	93,883	24,646
		978,191

17	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)

Energy 1.55%
EOG Resources, Inc.	2,238,224	$235,036
Baker Hughes Co., Class A	3,500,000	159,390
TechnipFMC PLC	2,000,000	89,120
ConocoPhillips	815,850	76,372
Viper Energy, Inc., Class A	1,904,761	73,581
Diamondback Energy, Inc.	325,000	48,857
EQT Corp.	775,751	41,580
Cenovus Energy, Inc. (CAD denominated)	2,415,901	40,871
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	36,826
Tourmaline Oil Corp.	596,759	26,769
SLB, Ltd.	470,914	18,074
		846,476

Real estate 0.74%
Welltower, Inc. REIT	908,669	168,658
Zillow Group, Inc., Class C, nonvoting shares (a)	2,105,080	143,609
CoStar Group, Inc. (a)	1,393,047	93,668
		405,935

Utilities 0.67%
Constellation Energy Corp.	509,942	180,147
NRG Energy, Inc.	505,712	80,530
Vistra Corp.	455,512	73,488
Southern Co. (The)	357,034	31,133
		365,298
Total common stocks (cost: $21,705,770,000)		53,065,387
Preferred securities 0.58%
Information technology 0.57%
Anthropic, PBC, Class F, preferred shares (a)(b)(c)	613,792	154,007
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)(c)	2,763,342	114,458
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	52,656	2,181
PsiQuantum Corp., Series D, preferred shares (a)(b)(c)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(b)(c)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)(c)	406,310	1,706
		311,948

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(b)(c)	154,765	3,167
Total preferred securities (cost: $182,580,000)		315,115
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	53,352	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.08%
Information technology 0.07%
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	73,144	35,429

American Funds Insurance Series	18

Growth Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	$7,644

Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)(c)	809,003	534
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)(c)	171,920	113
		647
Total convertible stocks (cost: $32,010,000)		43,720
Short-term securities 2.43%
Money market investments 2.38%
Capital Group Central Cash Fund 3.79% (g)(h)	13,034,717	1,303,602

Money market investments purchased with collateral from securities on loan 0.05%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (g)(i)	26,762,407	26,762
Total short-term securities (cost: $1,330,110,000)		1,330,364
Total investment securities 100.14% (cost: $23,250,470,000)		54,754,586
Other assets less liabilities (0.14)%		(75,804)
Net assets 100.00%		$54,678,782
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.38%
Money market investments 2.38%
Capital Group Central Cash Fund 3.79% (g)	$1,045,665	$5,918,652	$5,660,837	$66	$56	$1,303,602	$51,607
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (g)	4,032		4,032 (j)			—	— (k)
Total 2.38%				$66	$56	$1,303,602	$51,607
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class F, preferred shares (a)(b)	8/29/2025	$86,525	$154,007	0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)	3/15/2023	55,638	114,458	0.21
Stripe, Inc., Class B (a)(b)	5/6/’2021	6,766	6,983	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	2,113	2,181	0.01
PsiQuantum Corp., Series D, preferred shares (a)(b)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(b)	5/23/2025-6/3/2025	2,305	2,305	0.00 (l)
Verily Life Sciences, LLC (a)(b)	12/21/2018	37,000	8,789	0.02

19	American Funds Insurance Series

Growth Fund (continued)
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Einride AB, Series C, preferred shares (a)(b)	11/23/2022-8/1/2024	$5,262	$3,167	0.01%
Einride AB (a)(b)	7/14/2025	4,355	2,621	0.00 (l)
Einride AB (EUR denominated) (a)(b)	2/1/2023	2,674	1,609	0.00 (l)
JUUL Labs, Inc., Class A (a)(b)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)	12/1/2021	6,956	1,706	0.00 (l)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)	12/14/2023	1,382	534	0.00 (l)
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)	10/22/2021	10,452	113	0.00 (l)
Total		$264,210	$340,507	0.62%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,743,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 12/31/2025.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	20

International Fund
Investment portfolio December 31, 2025

Common stocks 98.16%	Shares	Value (000)
Financials 16.89%
Standard Chartered PLC	11,011,203	$268,904
3i Group PLC	2,897,302	126,054
Banco Bilbao Vizcaya Argentaria SA	5,332,751	124,734
Nu Holdings, Ltd., Class A (a)	6,922,206	115,878
KB Financial Group, Inc.	1,185,335	102,470
Mizuho Financial Group, Inc.	2,515,100	91,328
Banco Santander SA	6,836,212	80,222
Banco BPM SpA	3,615,692	54,921
AIA Group, Ltd.	5,207,391	53,488
ING Groep NV	1,613,867	45,368
Munchener Ruckversicherungs-Gesellschaft AG	56,655	37,414
Tokio Marine Holdings, Inc.	905,800	33,629
Bank Central Asia Tbk PT	56,767,400	27,401
BPER Banca SpA (b)	1,418,221	19,178
NatWest Group PLC	1,567,793	13,674
Allianz SE	27,705	12,707
Hana Financial Group, Inc.	186,011	12,133
Brookfield Corp., Class A (CAD denominated)	233,122	10,704
Japan Post Bank Co., Ltd.	619,400	8,711
China Merchants Bank Co., Ltd., Class A	1,205,700	7,264
ICICI Bank, Ltd.	442,491	6,606
Futu Holdings, Ltd. (ADR) (a)	35,499	5,829
		1,258,617

Industrials 16.27%
Airbus SE, non-registered shares	1,101,390	255,471
Rolls-Royce Holdings PLC	8,463,724	131,553
Siemens AG	303,400	85,206
MTU Aero Engines AG	179,935	75,054
Recruit Holdings Co., Ltd.	1,308,162	74,627
Melrose Industries PLC	9,427,170	74,169
Techtronic Industries Co., Ltd.	5,617,550	64,539
Volvo AB, Class B	1,368,822	43,876
Diploma PLC	598,717	42,730
Localiza Rent a Car SA, ordinary nominative shares	5,068,783	39,975
Localiza Rent a Car SA (a)	194,953	1,476
WEG SA	3,980,205	35,650
ITOCHU Corp.	2,657,500	33,545
Marubeni Corp.	1,159,900	32,276
IHI Corp.	1,824,200	32,164
Hitachi, Ltd.	990,979	30,744
Schneider Electric SE	95,190	26,092
Rumo SA	9,764,390	26,083
Safran SA	56,700	19,730
RELX PLC	379,889	15,366
DSV A/S	50,961	12,824
Bureau Veritas SA	386,859	12,320
AtkinsRealis Group, Inc.	172,152	11,113
Singapore Technologies Engineering, Ltd.	1,674,050	10,922
Experian PLC	236,977	10,718
Larsen & Toubro, Ltd.	126,454	5,745
Compagnie de Saint-Gobain SA, non-registered shares	46,865	4,757
Ashtead Group PLC	54,171	3,696
		1,212,421

Information technology 15.10%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,377,867	458,141
SK hynix, Inc.	314,984	142,633
Tokyo Electron, Ltd.	647,298	142,158

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
ASML Holding NV	120,453	$128,754
Samsung Electronics Co., Ltd.	1,529,763	127,497
Nebius Group NV, Class A (a)(b)	330,786	27,689
ARM Holdings PLC (ADR) (a)	196,800	21,512
SAP SE	74,969	18,343
Xiaomi Corp., Class B (a)	1,932,600	9,754
NEC Corp.	244,075	8,230
Infineon Technologies AG	183,939	8,150
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Elite Material Co., Ltd.	151,233	7,844
Delta Electronics, Inc.	244,000	7,424
Tata Consultancy Services, Ltd.	137,136	4,902
Shopify, Inc., Class A, subordinate voting shares (a)	28,772	4,632
		1,125,596

Materials 12.39%
First Quantum Minerals, Ltd. (a)	14,456,903	387,610
Ivanhoe Mines, Ltd., Class A (a)	8,609,925	97,921
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	41,799
Grupo Mexico, SAB de CV, Series B	8,937,237	84,387
Nitto Denko Corp.	3,520,415	83,649
Anglo American PLC	1,721,774	70,953
Nippon Steel Corp.	9,999,000	40,892
Shin-Etsu Chemical Co., Ltd.	1,077,664	33,513
Air Liquide SA	118,039	22,213
Antofagasta PLC	379,688	16,665
Wheaton Precious Metals Corp.	88,388	10,387
Smurfit Westrock PLC	247,511	9,571
Nippon Sanso Holdings Corp.	304,021	9,078
Akzo Nobel NV	88,591	6,153
Buzzi SpA	87,826	5,339
DSM-Firmenich AG	36,039	2,912
		923,042

Communication services 9.56%
SoftBank Group Corp.	10,784,964	304,053
Tencent Holdings, Ltd.	1,764,115	135,179
Bharti Airtel, Ltd.	4,398,206	103,178
Singapore Telecommunications, Ltd.	11,548,300	40,916
Nintendo Co., Ltd.	536,900	36,267
Deutsche Telekom AG	974,869	31,622
NetEase, Inc.	734,816	20,222
Universal Music Group NV	657,391	17,175
Spotify Technology SA (a)	25,659	14,900
Advanced Info Service PCL, foreign registered shares	867,289	8,614
		712,126

Consumer discretionary 9.04%
Moncler SpA	1,032,407	66,354
MercadoLibre, Inc. (a)	32,883	66,235
Kering SA	179,269	63,257
Compagnie Financiere Richemont SA, Class A	273,347	58,993
Maruti Suzuki India, Ltd.	288,268	53,589
Trip.com Group, Ltd.	580,746	41,659
Sea, Ltd., Class A (ADR) (a)	313,738	40,023
Prosus NV, Class N	643,657	39,754
Industria de Diseno Textil SA	566,003	37,283
Hyundai Motor Co.	162,486	33,269

American Funds Insurance Series	22

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Ferrari NV (EUR denominated)	87,650	$32,635
NEXT PLC	129,015	23,737
Flutter Entertainment PLC (a)	98,385	21,157
Midea Group Co., Ltd., Class A	1,128,302	12,614
Fast Retailing Co., Ltd.	33,500	12,149
Aristocrat Leisure, Ltd.	297,447	11,535
Shimano, Inc. (b)	101,600	10,727
Zensho Holdings Co., Ltd.	166,100	9,520
Galaxy Entertainment Group, Ltd.	1,925,384	9,443
Compass Group PLC	292,214	9,297
ANTA Sports Products, Ltd.	596,775	6,164
Ryohin Keikaku Co., Ltd.	321,757	5,717
LVMH Moet Hennessy-Louis Vuitton SE	5,799	4,372
Hermes International	1,637	4,044
		673,527

Health care 6.01%
Novo Nordisk AS, Class B	3,391,577	172,878
Daiichi Sankyo Co., Ltd.	5,868,579	124,987
Zealand Pharma AS (a)	463,564	33,735
Eurofins Scientific SE, non-registered shares	451,508	33,021
AstraZeneca PLC	177,294	32,656
EssilorLuxottica SA	70,441	22,272
Sanofi	130,708	12,681
Sandoz Group AG	159,215	11,604
Ambu AS, Class B, non-registered shares (b)	274,738	3,788
		447,622

Energy 5.59%
Reliance Industries, Ltd.	12,131,748	211,754
Canadian Natural Resources, Ltd. (CAD denominated)	4,062,860	137,614
Cenovus Energy, Inc. (CAD denominated)	2,880,905	48,738
Shell PLC (GBP denominated)	316,792	11,637
Neste OYJ	300,618	6,803
		416,546

Consumer staples 4.50%
British American Tobacco PLC	2,634,440	149,314
Danone SA	659,961	59,548
L’Oreal SA, non-registered shares	86,941	37,344
JBS NV (BDR) (a)	2,188,693	31,566
Marks and Spencer Group PLC	4,024,381	17,902
Ajinomoto Co., Inc.	669,004	14,150
Avenue Supermarts, Ltd. (a)	262,709	11,052
Kweichow Moutai Co., Ltd., Class A	46,534	9,164
Imperial Brands PLC	136,845	5,753
		335,793

Utilities 2.81%
Engie SA	2,395,754	62,993
Gulf Development PCL	27,764,456	36,817
E.ON SE	1,586,206	30,069
SSE PLC	987,562	28,958
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	783,149	18,770

23	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
SembCorp Industries, Ltd.	2,815,100	$13,142
National Grid PLC	702,416	10,825
RWE AG	148,645	7,909
		209,483
Total common stocks (cost: $4,876,359,000)		7,314,773
Preferred securities 0.46%
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,652,963	33,353

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $27,145,000)		34,079
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 2.00%
Money market investments 1.65%
Capital Group Central Cash Fund 3.79% (f)(g)	1,227,629	122,775

Money market investments purchased with collateral from securities on loan 0.35%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(h)	26,275,215	26,276
Total short-term securities (cost: $149,031,000)		149,051
Total investment securities 100.62% (cost: $5,052,535,000)		7,497,903
Other assets less liabilities (0.62)%		(45,923)
Net assets 100.00%		$7,451,980
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.65%
Money market investments 1.65%
Capital Group Central Cash Fund 3.79% (f)	$396,476	$1,657,364	$1,930,982	$(57)	$(26)	$122,775	$11,400

American Funds Insurance Series	24

International Fund (continued)
Investments in affiliates (g) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (f)	$1,000	$—	$1,000 (i)	$—	$—	$—	$— (j)
Total 1.65%				$(57)	$(26)	$122,775	$11,400
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$41,799	0.56%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/04/2021	8,215	7,933	0.11
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	0.00 (k)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	0.00 (k)
Total		$41,929	$50,458	0.68%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

25	American Funds Insurance Series

New World Fund®
Investment portfolio December 31, 2025

Common stocks 95.33%	Shares	Value (000)
Information technology 22.63%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,571,269	$321,028
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,523	3,502
SK hynix, Inc.	251,877	114,056
Microsoft Corp.	157,353	76,099
Broadcom, Inc.	210,679	72,916
NVIDIA Corp.	320,938	59,855
ASML Holding NV	25,289	27,032
ASML Holding NV (ADR)	8,318	8,899
Tokyo Electron, Ltd.	162,200	35,622
KLA Corp.	14,976	18,197
Samsung Electronics Co., Ltd.	191,723	15,979
MediaTek, Inc.	326,000	14,772
Xiaomi Corp., Class B (a)	2,534,000	12,789
Cloudflare, Inc., Class A (a)	59,018	11,635
Elite Material Co., Ltd.	220,800	11,453
Capgemini SE	66,733	11,052
Accton Technology Corp.	248,000	9,289
Apple, Inc.	28,459	7,737
Intel Corp. (a)	194,842	7,190
Jentech Precision Industrial Co., Ltd.	77,000	6,634
SAP SE	21,612	5,288
SAP SE (ADR)	4,295	1,043
Corning, Inc.	63,115	5,526
E Ink Holdings, Inc.	780,000	4,901
Oracle Corp.	24,649	4,804
Micron Technology, Inc.	16,655	4,753
Baidu, Inc., Class A (a)	275,000	4,508
Kokusai Electric Corp.	114,900	4,011
TDK Corp.	234,000	3,311
Synopsys, Inc. (a)	7,030	3,302
eMemory Technology, Inc.	59,000	3,221
Infineon Technologies AG	67,805	3,004
Zhongji Innolight Co., Ltd., Class A	33,800	2,928
Keyence Corp.	7,900	2,862
Globant SA (a)	36,120	2,361
Delta Electronics, Inc.	74,000	2,252
Unity Software, Inc. (a)	47,136	2,082
EPAM Systems, Inc. (a)	9,701	1,988
ASE Technology Holding Co., Ltd.	242,000	1,918
Tata Consultancy Services, Ltd.	40,821	1,459
LITE-ON Technology Corp.	207,000	1,066
HCL Technologies, Ltd.	51,253	926
Coforge, Ltd.	49,378	914
Credo Technology Group Holding, Ltd. (a)	5,689	819
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	385	634
Disco Corp.	1,400	432
		916,049

Financials 17.42%
Banco Bilbao Vizcaya Argentaria SA	2,139,537	50,044
Nu Holdings, Ltd., Class A (a)	2,908,006	48,680
Mastercard, Inc., Class A	56,665	32,349
Standard Chartered PLC	1,298,185	31,703
Abu Dhabi Islamic Bank PJSC	4,188,342	23,675
AIA Group, Ltd.	2,150,600	22,090
Capitec Bank Holdings, Ltd.	84,912	21,323
KB Financial Group, Inc.	241,411	20,869
HDFC Bank, Ltd.	1,864,902	20,607
Kotak Mahindra Bank, Ltd.	836,821	20,495
UniCredit SpA	246,716	20,481

American Funds Insurance Series	26

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	4,059,024	$16,268
Hana Financial Group, Inc.	227,598	14,846
Cholamandalam Investment and Finance Co., Ltd.	773,211	14,611
PICC Property and Casualty Co., Ltd., Class H	6,828,947	14,318
Al Rajhi Banking and Investment Corp., non-registered shares	549,635	14,288
ICICI Bank, Ltd.	612,943	9,151
ICICI Bank, Ltd. (ADR)	161,921	4,825
Visa, Inc., Class A	39,040	13,692
Banco Santander SA	1,156,519	13,572
XP, Inc., Class A	827,903	13,553
Axis Bank, Ltd.	911,541	12,903
PB Fintech, Ltd. (a)	622,762	12,650
National Bank of Greece SA	658,867	10,036
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,164,044	9,792
Shriram Finance, Ltd.	879,069	9,744
AU Small Finance Bank, Ltd.	854,088	9,451
Emirates NBD Bank PJSC	1,224,960	9,289
Credicorp, Ltd.	29,914	8,585
Saudi National Bank (The)	810,380	8,182
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,799,000	7,605
Futu Holdings, Ltd. (ADR) (a)	44,570	7,319
FirstRand, Ltd.	1,266,252	6,927
Brookfield Corp., Class A	149,687	6,869
Grupo Financiero Banorte, SAB de CV, Series O	721,373	6,687
Banco BTG Pactual SA, units	690,847	6,593
China Merchants Bank Co., Ltd., Class H	827,000	5,593
China Merchants Bank Co., Ltd., Class A	145,100	874
Bank of the Philippine Islands	3,172,748	6,261
BSE, Ltd.	210,546	6,167
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,846,265	6,083
Samsung Life Insurance Co., Ltd.	53,225	5,796
Hong Kong Exchanges and Clearing, Ltd.	103,600	5,413
Prudential PLC	347,501	5,362
Bajaj Finance, Ltd.	486,776	5,345
Saudi Awwal Bank SJSC, non-registered shares	603,009	5,200
Abu Dhabi Commercial Bank PJSC	1,288,462	5,017
Aon PLC, Class A	12,683	4,476
Vietnam Technological and Commercial JSCB (The)	3,227,600	4,279
Kasikornbank PCL, foreign registered shares	680,500	4,204
Bank Central Asia Tbk PT	8,589,523	4,146
Central Depository Services (India), Ltd.	257,071	4,129
Banco Santander (Brasil) SA, units (a)	672,725	4,114
Public Bank Bhd.	3,623,000	4,054
B3 SA - Brasil, Bolsa, Balcao	1,469,781	3,826
Samsung Fire & Marine Insurance Co., Ltd.	10,900	3,757
3i Group PLC	85,342	3,713
Qatar National Bank QPSC	621,752	3,186
HSBC Holdings PLC (GBP denominated)	189,882	2,977
Akbank TAS	1,817,792	2,963
OTP Bank PLC	25,466	2,729
Discovery, Ltd.	193,692	2,664
CVC Capital Partners PLC	158,241	2,650
360 ONE WAM, Ltd.	177,690	2,346
Kaspi.kz JSC (ADR) (a)	28,783	2,249
Bajaj Finserv, Ltd.	74,043	1,679
Bank of Ningbo Co., Ltd., Class A	407,300	1,637
Woori Financial Group, Inc.	80,845	1,573
BDO Unibank, Inc.	685,630	1,563
S&P Global, Inc.	2,769	1,447
Wise PLC, Class A (a)	101,638	1,221
Shinhan Financial Group Co., Ltd.	13,940	744

27	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Asia Commercial Joint Stock Bank	584,970	$534
Edenred SA	18,236	405
Haci A–mer Sabanci Holding AS	140,669	277
Erste Group Bank AG	1,804	217
Sberbank of Russia PJSC (b)	2,662,164	— (d)
		704,942

Consumer discretionary 12.67%
MercadoLibre, Inc. (a)	33,795	68,072
Trip.com Group, Ltd. (ADR)	474,251	34,103
Trip.com Group, Ltd.	385,395	27,646
Alibaba Group Holding, Ltd.	1,441,572	26,383
Alibaba Group Holding, Ltd. (ADR)	119,790	17,559
Midea Group Co., Ltd., Class A	2,890,833	32,318
LVMH Moet Hennessy-Louis Vuitton SE	40,672	30,663
Eicher Motors, Ltd.	219,346	17,835
Compagnie Financiere Richemont SA, Class A	81,116	17,506
MakeMyTrip, Ltd. (a)	168,896	13,870
Prosus NV, Class N	213,414	13,181
Maruti Suzuki India, Ltd.	69,319	12,886
H World Group, Ltd. (ADR)	253,777	11,940
H World Group, Ltd.	190,600	901
BYD Co., Ltd., Class A	722,123	10,082
BYD Co., Ltd., Class H	211,400	2,574
Galaxy Entertainment Group, Ltd.	2,192,000	10,751
Ryohin Keikaku Co., Ltd.	574,800	10,212
Eternal, Ltd. (a)	3,260,114	10,115
Jumbo SA	289,567	9,514
TVS Motor Co., Ltd.	204,915	8,475
Vibra Energia SA	1,778,591	8,364
Sea, Ltd., Class A (ADR) (a)	65,079	8,302
Hyundai Motor Co.	38,193	7,820
Meituan, Class B (a)	464,500	6,129
Naspers, Ltd., Class N	88,840	5,901
PDD Holdings, Inc. (ADR) (a)	50,247	5,698
Wynn Resorts, Ltd.	44,454	5,349
Tesla, Inc. (a)	11,561	5,199
Li Ning Co., Ltd.	2,006,155	4,804
Inchcape PLC	461,897	4,788
Hermes International	1,746	4,314
Moncler SpA	66,313	4,262
Aptiv Holdings, Ltd. (a)	41,403	3,150
Royal Caribbean Cruises, Ltd.	10,578	2,950
Coupang, Inc., Class A (a)	124,997	2,949
Lenskart Solutions, Ltd. (a)	578,142	2,899
YUM! Brands, Inc.	18,610	2,815
Pepkor Holdings, Ltd.	1,716,852	2,745
Amadeus IT Group SA, Class A, non-registered shares	37,373	2,741
ANTA Sports Products, Ltd.	239,200	2,471
Swiggy, Ltd. (a)	550,157	2,364
Marriott International, Inc., Class A	7,554	2,344
Starbucks Corp.	27,127	2,284
Shenzhou International Group Holdings, Ltd.	284,200	2,221
Booking Holdings, Inc.	402	2,153
InterContinental Hotels Group PLC	15,169	2,125
Mahindra & Mahindra, Ltd.	50,625	2,090
adidas AG	10,534	2,074
Ferrari NV (EUR denominated)	4,981	1,855
Industria de Diseno Textil SA	27,544	1,814
Fast Retailing Co., Ltd.	3,900	1,414

American Funds Insurance Series	28

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Sands China, Ltd.	496,000	$1,250
Laopu Gold Co., Ltd., Class H	15,700	1,245
NIKE, Inc., Class B	18,962	1,208
Shangri-La Asia, Ltd.	1,774,000	1,083
Tube Investments of India, Ltd.	36,685	1,067
Renault SA	25,328	1,049
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	984
Kering SA	2,102	742
Hilton Worldwide Holdings, Inc.	2,449	704
Evolution AB	6,810	463
Compagnie Generale des Etablissements Michelin	1,122	37
		512,806

Industrials 12.11%
Airbus SE, non-registered shares	221,232	51,315
International Container Terminal Services, Inc.	4,053,790	38,869
Rolls-Royce Holdings PLC	2,174,320	33,796
Hitachi, Ltd.	960,800	29,807
General Electric Co.	84,289	25,964
Kanzhun, Ltd., Class A (ADR)	932,453	19,003
Kanzhun, Ltd., Class A	98,200	994
Copa Holdings SA, Class A	149,024	17,974
Rumo SA	5,874,027	15,691
Safran SA	42,173	14,675
Localiza Rent a Car SA, ordinary nominative shares	1,712,066	13,502
Localiza Rent a Car SA (a)	65,848	499
IHI Corp.	716,379	12,631
Contemporary Amperex Technology Co., Ltd., Class A	230,376	12,061
Shenzhen Inovance Technology Co., Ltd., Class A	1,115,202	11,996
DSV A/S	45,402	11,425
Daikin Industries, Ltd.	78,900	10,129
BAE Systems PLC	436,368	10,032
WEG SA	1,109,286	9,936
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	352,685	9,265
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	1,043	275
AGCO Corp.	88,171	9,198
Uber Technologies, Inc. (a)	112,415	9,185
Leonardo SpA	157,234	9,007
Aselan Elektronik Sanayi ve Ticaret AS	1,557,059	8,420
TransDigm Group, Inc.	6,188	8,229
Siemens AG	28,236	7,930
Mitsui & Co., Ltd.	242,100	7,155
Techtronic Industries Co., Ltd.	620,500	7,129
Weichai Power Co., Ltd., Class A	1,977,896	4,847
Weichai Power Co., Ltd., Class H	947,000	2,279
Motiva Infraestrutura de Mobilidade SA	2,511,108	6,872
Jiangsu Hengli Hydraulic Co., Ltd., Class A	399,864	6,272
Hanwha Aerospace Co., Ltd.	9,460	6,155
Larsen & Toubro, Ltd.	126,929	5,767
Full Truck Alliance Co., Ltd., Class A (ADR)	433,721	4,654
Mitsubishi Heavy Industries, Ltd.	162,100	3,970
Schneider Electric SE	14,248	3,905
SM Investments Corp.	321,280	3,820
Ayala Corp.	383,020	3,047
GT Capital Holdings, Inc.	288,570	2,918
Carrier Global Corp.	54,462	2,878
InPost SA (a)(e)	218,978	2,682
International Consolidated Airlines Group SA (CDI)	463,348	2,566
Embraer SA	143,113	2,312
Ingersoll-Rand, Inc.	25,137	1,991

29	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bureau Veritas SA	61,362	$1,954
Boeing Co. (The) (a)	7,510	1,631
Turk Hava Yollari Anonim Ortakligi, non-registered shares	218,301	1,368
Grab Holdings, Ltd., Class A (a)	200,986	1,003
Wizz Air Holdings PLC (a)	57,166	983
Haitian International Holdings, Ltd.	103,146	293
		490,259

Communication services 9.72%
Tencent Holdings, Ltd.	1,429,401	109,531
Alphabet, Inc., Class C	86,392	27,110
Alphabet, Inc., Class A	82,543	25,836
Bharti Airtel, Ltd.	2,045,799	47,992
Bharti Airtel, Ltd., interim shares	50,511	952
Meta Platforms, Inc., Class A	60,664	40,044
NetEase, Inc.	1,132,600	31,168
MTN Group, Ltd.	2,718,770	27,783
KT Corp. (ADR)	648,437	12,301
Netflix, Inc. (a)	118,609	11,121
Telkom Indonesia (Persero) Tbk PT, Class B	43,499,200	9,047
America Movil, SAB de CV, Class B (ADR)	384,073	7,939
True Corp. PCL, foreign registered shares	22,087,986	7,629
True Corp. PCL, nonvoting depository receipts	753,600	260
Baidu, Inc., Class A (ADR) (a)	56,652	7,402
Spotify Technology SA (a)	10,315	5,990
Tencent Music Entertainment Group, Class A (ADR)	338,146	5,928
Orange	311,481	5,197
ROBLOX Corp., Class A (a)	38,832	3,146
Advanced Info Service PCL, foreign registered shares	267,800	2,660
NAVER Corp.	9,774	1,638
TIM SA	412,735	1,615
Singapore Telecommunications, Ltd.	349,300	1,237
		393,526

Materials 6.40%
First Quantum Minerals, Ltd. (a)	1,702,702	45,652
Grupo Mexico, SAB de CV, Series B	2,472,433	23,345
Barrick Mining Corp.	438,294	19,088
Vale SA, ordinary nominative shares	1,025,947	13,414
Vale SA (ADR), ordinary nominative shares	205,656	2,680
Glencore PLC	2,503,454	13,618
APL Apollo Tubes, Ltd.	546,975	11,649
Valterra Platinum, Ltd. (ZAR denominated)	128,112	10,846
Valterra Platinum, Ltd. (ADR)	41,308	578
Amcor PLC (CDI)	1,254,386	10,482
Nitto Denko Corp.	428,636	10,185
Zijin Gold International Co., Ltd. (a)	436,300	8,156
BASF SE	145,775	7,616
Anhui Conch Cement Co., Ltd., Class H	2,253,000	6,373
Linde PLC	14,574	6,214
Impala Platinum Holdings, Ltd.	375,422	5,913
Saudi Basic Industries Corp. non-registered shares	353,199	4,829
Nutrien, Ltd. (CAD denominated) (e)	71,918	4,439
Siam Cement PCL, foreign registered shares	730,100	4,239
Suzano SA	438,657	4,109
Pan American Silver Corp.	77,019	3,990
Ivanhoe Mines, Ltd., Class A (a)	344,873	3,922
Southern Copper Corp.	25,418	3,647
Wheaton Precious Metals Corp. (CAD denominated)	29,705	3,492

American Funds Insurance Series	30

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anglo American PLC	79,828	$3,290
Sika AG	15,591	3,195
Nippon Steel Corp.	776,600	3,176
Freeport-McMoRan, Inc.	59,811	3,038
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,068	2,746
Antofagasta PLC	52,060	2,285
Corteva, Inc.	31,708	2,125
Asian Paints, Ltd.	66,679	2,054
Ecolab, Inc.	7,627	2,002
Heidelberg Materials AG, non-registered shares	6,287	1,646
Syensqo SA	19,822	1,592
SRF, Ltd.	41,937	1,435
Arkema SA	17,359	1,062
China Hongqiao Group Ltd. (a)	177,000	736
Alrosa PJSC (a)(b)	1,123,215	— (d)
		258,858

Health care 5.19%
Novo Nordisk AS, Class B	683,766	34,853
Max Healthcare Institute, Ltd.	2,447,517	28,464
AstraZeneca PLC	113,238	20,858
Laurus Labs, Ltd.	1,535,536	18,916
Eli Lilly and Co.	17,384	18,682
Thermo Fisher Scientific, Inc.	25,506	14,779
BeOne Medicines, Ltd. (ADR) (a)	30,544	9,280
BeOne Medicines, Ltd. (a)	36,200	841
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	879,888	7,483
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	184,800	1,688
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	236,793	7,390
Innovent Biologics, Inc. (a)	741,373	7,225
EssilorLuxottica SA	18,490	5,846
Abbott Laboratories	39,403	4,937
Danaher Corp.	18,692	4,279
Dr. Sulaiman Al Habib Medical Services Group Co.	52,908	3,625
Rede D’Or Sao Luiz SA	427,339	3,164
OdontoPrev SA	1,320,175	2,690
Align Technology, Inc. (a)	16,246	2,537
bioMerieux SA	17,603	2,279
Mettler-Toledo International, Inc. (a)	1,181	1,647
Mankind Pharma, Ltd.	62,374	1,527
Lupin, Ltd.	59,641	1,398
WuXi AppTec Co., Ltd., Class H	107,700	1,357
Asahi Intecc Co., Ltd.	71,500	1,339
Alcon, Inc.	13,781	1,095
Wuxi Biologics (Cayman), Inc. (a)	240,500	969
Medtronic PLC	6,899	663
CanSino Biologics, Inc., Class H (a)	35,921	161
		209,972

Consumer staples 4.47%
Nestle SA	291,813	29,004
Kweichow Moutai Co., Ltd., Class A	121,770	23,981
Arca Continental, SAB de CV	1,036,505	11,217
JBS NV (BDR) (a)	641,172	9,247
Carlsberg A/S, Class B	60,316	7,907
Raia Drogasil SA, ordinary nominative shares	1,634,665	7,011
Avenue Supermarts, Ltd. (a)	161,965	6,814
Shoprite Holdings, Ltd.	411,541	6,721
ITC, Ltd.	1,420,089	6,374

31	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Anheuser-Busch InBev SA/NV	91,753	$5,887
KT&G Corp.	54,838	5,399
Tsingtao Brewery Co., Ltd., Class H	782,634	4,891
Philip Morris International, Inc.	29,930	4,801
Dino Polska SA, non-registered shares (a)	398,251	4,585
BBB Foods, Inc., Class A (a)	125,631	4,195
Pernod Ricard SA	47,700	4,084
Monster Beverage Corp. (a)	51,591	3,956
Varun Beverages, Ltd.	712,894	3,882
Wal-Mart de Mexico, SAB de CV, Series V	1,180,937	3,681
United Spirits, Ltd.	219,491	3,526
British American Tobacco PLC	57,337	3,250
PepsiCo, Inc.	18,460	2,649
Danone SA	28,109	2,536
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,141,636	2,434
L’Oreal SA, non-registered shares	5,436	2,335
Zabka Group (a)	321,671	2,049
Coca-Cola Co.	27,396	1,915
Walmart, Inc.	14,179	1,580
Mondelez International, Inc., Class A	29,118	1,567
WH Group, Ltd.	1,189,000	1,324
Godrej Consumer Products, Ltd.	85,234	1,159
JD Health International, Inc. (a)	107,650	765
		180,726

Energy 2.20%
Reliance Industries, Ltd.	1,530,507	26,714
TotalEnergies SE (EUR denominated)	197,891	12,898
ADNOC Drilling Co. PJSC	7,034,034	10,228
Adnoc Gas PLC	9,312,887	9,002
SLB, Ltd.	220,133	8,449
Vista Energy, SAB de CV, Class A (ADR) (a)	172,702	8,404
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	633,133	7,502
Shell PLC (GBP denominated)	75,967	2,790
Chevron Corp.	16,599	2,530
Borr Drilling, Ltd. (a)	149,981	604
Rosneft Oil Co. PJSC (b)	588,661	— (d)
		89,121

Real estate 1.37%
Lodha Developers, Ltd.	2,449,911	28,933
China Resources Mixc Lifestyle Services, Ltd.	1,563,200	8,595
China Resources Land, Ltd.	1,570,000	5,468
Emaar Properties PJSC	1,141,749	4,368
CK Asset Holdings, Ltd.	762,500	3,841
SM Prime Holdings, Inc.	8,122,500	3,133
Fibra Uno Administracion REIT, SA de CV	300,200	450
Longfor Group Holdings, Ltd. (e)	336,846	369
ALLOS SA, ordinary nominative shares	60,365	312
		55,469

Utilities 1.15%
Power Grid Corp. of India, Ltd.	3,911,064	11,505
Gulf Development PCL	7,715,193	10,231
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	401,325	9,618
SembCorp Industries, Ltd.	1,195,100	5,579
Equatorial Energia SA	782,855	5,486

American Funds Insurance Series	32

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
CPFL Energia SA	251,145	$2,438
AES Corp.	74,667	1,071
Engie SA	23,878	628
		46,556
Total common stocks (cost: $2,320,519,000)		3,858,284
Preferred securities 0.73%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,332,401	9,540
Itau Unibanco Holding SA, preferred nominative shares	459,389	3,293
		12,833

Real estate 0.20%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(c)	32,657	6,550
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(c)	8,400	1,685
		8,235

Information technology 0.16%
Samsung Electronics Co., Ltd., nonvoting preferred shares	104,453	6,410
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	1	2
		6,468

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (e)	35,497	1,902
TVS Motor Co., Ltd., 6.00% preferred shares (a)	915,260	102
Getir BV, Series D, preferred shares (a)(b)(c)	7,768	— (d)
		2,004
Total preferred securities (cost: $27,027,000)		29,540
Bonds, notes & other debt instruments 2.81%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.48%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	178
Angola (Republic of) 8.25% 5/9/2028	600	604
Angola (Republic of) 8.00% 11/26/2029 (f)	445	435
Angola (Republic of) 8.75% 4/14/2032 (f)	280	273
Asian Development Bank 5.25% 4/29/2035	PHP25,800	432
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL13,989	2,473
Brazil (Federative Republic of) 6.00% 5/15/2027 (g)	15,081	2,674
Brazil (Federative Republic of) 10.00% 1/1/2029	21	3
Brazil (Federative Republic of) 10.00% 1/1/2031	6,065	973
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,325	557
Brazil (Federative Republic of) 10.00% 1/1/2033	14,543	2,237
Brazil (Federative Republic of) 10.00% 1/1/2035	17,300	2,589
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,298	842
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	884
Chile (Republic of) 5.30% 11/1/2037	425,000	471
Chile (Republic of) 4.34% 3/7/2042	USD350	312
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	830
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,192
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	206

33	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	CNY4,480	$668
Colombia (Republic of) 3.25% 4/22/2032	USD700	592
Colombia (Republic of) 5.20% 5/15/2049	391	288
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	895
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	463
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	387
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	217
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	562
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	820
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,235,300	493
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	171
Czech Republic 3.50% 5/30/2035	CZK15,840	713
Czech Republic 1.95% 7/30/2037	17,900	661
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD383	396
Dominican Republic (Government of) 5.875% 1/30/2060	335	300
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	960	979
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	715
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	121
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,246
Egypt (Arab Republic of) 8.50% 1/31/2047	400	393
Egypt (Arab Republic of) 8.875% 5/29/2050	386	392
Gabonese (Republic of) 6.625% 2/6/2031	720	560
Gabonese (Republic of) 7.00% 11/24/2031	500	383
Honduras (Republic of) 6.25% 1/19/2027	875	885
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	279
Hungary (Republic of) 2.00% 5/23/2029	HUF255,550	684
Hungary (Republic of) 6.75% 7/23/2031	433,980	1,347
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	353
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	498
India (Republic of) 7.32% 11/13/2030	INR3,480	40
India (Republic of) 6.54% 1/17/2032	15,620	174
India (Republic of) 7.18% 7/24/2037	176,070	2,008
India (Republic of) 7.09% 8/5/2054	280,280	3,044
Indonesia (Republic of) 6.375% 4/15/2032	IDR317,000	20
Indonesia (Republic of) 7.50% 6/15/2035	7,953,000	522
Indonesia (Republic of) 6.625% 2/17/2037	USD300	343
Indonesia (Republic of) 7.125% 6/15/2038	IDR7,242,000	464
Indonesia (Republic of) 7.50% 4/15/2040	8,852,000	581
Indonesia (Republic of) 7.125% 8/15/2040	13,148,000	847
Indonesia (Republic of) 7.125% 6/15/2042	8,210,000	522
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	2,341,000	148
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	1,062
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,553,000	1,834
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	976
Kenya (Republic of) 6.30% 1/23/2034	645	591
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	593
Kenya (Republic of) 9.50% 3/5/2036	330	353
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR8,766	2,215
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	169
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	824
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	540
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	283
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	553
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	301
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	324
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	511
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	409
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD255	263
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	743
Morocco (Kingdom of) 4.75% 4/2/2035	200	240
Mozambique (Republic of) 9.00% 9/15/2031	USD540	463

American Funds Insurance Series	34

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	$534
Nigeria (Republic of) 7.875% 2/16/2032	USD280	293
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	419
Oman (Sultanate of) 6.00% 8/1/2029	715	751
Oman (Sultanate of) 6.75% 1/17/2048	485	535
Panama (Republic of) 3.75% 4/17/2026	100	100
Panama (Republic of) 7.875% 3/1/2057	600	701
Paraguay (Republic of) 4.95% 4/28/2031	320	325
Peru (Republic of) 3.00% 1/15/2034	225	196
Peru (Republic of) 6.55% 3/14/2037	360	399
Peru (Republic of) 3.55% 3/10/2051	490	344
Peru (Republic of) 2.78% 12/1/2060	100	55
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	353
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	211
Philippines (Republic of) 6.00% 8/20/2030	14,790	253
Philippines (Republic of) 6.75% 9/15/2032	41,240	734
Philippines (Republic of) 6.375% 10/23/2034	USD145	163
Philippines (Republic of) 3.95% 1/20/2040	500	443
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN2,410	705
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD370	377
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,514
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,921
Romania (Republic of) 5.25% 5/30/2032	EUR450	542
Romania (Republic of) 5.25% 5/30/2032	230	277
Romania (Republic of) 2.00% 4/14/2033	300	288
Romania (Republic of) 5.625% 5/30/2037	390	448
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	488
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,277
Sharjah (Emirate of) 4.625% 2/13/2032	EUR506	602
South Africa (Republic of) 7.10% 11/19/2036 (f)	USD200	215
South Africa (Republic of) 11.625% 3/31/2053	ZAR13,912	1,061
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	711
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	528
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	28,192	1,707
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	906
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,521
Turkey (Republic of) 37.84% 7/14/2027	TRY30,000	728
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	221
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	419
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	629
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,323
United Mexican States 6.875% 5/13/2037	610	652
United Mexican States 5.125% 3/19/2038	EUR420	492
United Mexican States 4.75% 3/8/2044	USD800	661
United Mexican States 3.75% 4/19/2071	200	119
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,645
United Mexican States, Series M, 7.75% 5/29/2031	56,500	3,025
United Mexican States, Series M, 7.50% 5/26/2033	36,500	1,887
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,976
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,126
United Mexican States, Series M, 7.75% 11/13/2042	20,000	951
United Mexican States, Series M, 8.00% 7/31/2053	19,887	943
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (h)	USD244	65
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (h)	145	41
		100,414
Corporate bonds and notes 0.33%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	410	429

35	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Oleoducto Central SA 4.00% 7/14/2027 (f)	USD255	$252
Petroleos Mexicanos 5.95% 1/28/2031	610	591
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	191
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	318
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	260
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	218
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	390
YPF SA 8.25% 1/17/2034 (f)	335	343
		2,992

Communication services 0.06%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	786
America Movil, SAB de CV, 9.50% 1/27/2031	17,130	969
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	166
PLDT, Inc. 2.50% 1/23/2031	USD210	192
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	273
		2,386

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	279
Meituan 3.05% 10/28/2030 (f)	400	373
Meituan 3.05% 10/28/2030	200	187
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	363
MercadoLibre, Inc. 3.125% 1/14/2031	200	185
Sands China, Ltd. 4.375% 6/18/2030	220	217
Wynn Macau, Ltd. 5.625% 8/26/2028	260	260
		1,864

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	400	380
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(i)	340	376
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	282
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	400	438
		1,476

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	139
CSN Resources SA 8.875% 12/5/2030 (f)	400	372
PT Krakatau Posco 6.375% 6/11/2027	345	352
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	520	530
		1,393

Utilities 0.03%
Aegea Finance SARL 9.00% 1/20/2031 (f)	275	291
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	261	246
Greenko Dutch BV 3.85% 3/29/2026 (f)	173	172
Greenko Dutch BV 3.85% 3/29/2026	173	172
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (i)	350	354
		1,235

American Funds Insurance Series	36

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		USD335	$346
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	374
Mexico City Airport Trust 4.25% 10/31/2026		200	199
			919

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	213
NBM US Holdings, Inc. 7.00% 5/14/2026 (c)		200	200
NBM US Holdings, Inc. 6.625% 8/6/2029 (c)		420	426
			839

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	273
Total corporate bonds and notes			13,377
Total bonds, notes & other debt instruments (cost: $110,411,000)			113,791
Short-term securities 1.66%		Shares
Money market investments 1.50%
Capital Group Central Cash Fund 3.79% (j)(k)		608,937	60,900

Money market investments purchased with collateral from securities on loan 0.15%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (j)(l)		5,942,714	5,943
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 1/6/2026	19.531%	EGP12,600	264
Total short-term securities (cost: $67,083,000)			67,107
Total investment securities 100.53% (cost: $2,525,040,000)			4,068,722
Other assets less liabilities (0.53)%			(21,354)
Net assets 100.00%			$4,047,368
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	4/6/2026	USD(417)	$— (d)
5 Year Euro-Bobl Futures	Short	13	3/10/2026	(1,775)	7
5 Year U.S. Treasury Note Futures	Long	6	4/6/2026	656	1
10 Year Euro-Bund Futures	Short	12	3/10/2026	(1,799)	13

37	American Funds Insurance Series

New World Fund® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	18	3/31/2026	USD2,070	$(17)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2026	(118)	3
					$7
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
MXN	1,600	USD	89	UBS AG	1/5/2026	$— (d)
USD	88	MXN	1,600	Goldman Sachs	1/5/2026	(1)
MYR	397	USD	97	BNP Paribas	1/8/2026	1
MYR	350	USD	86	JPMorgan Chase	1/8/2026	— (d)
USD	835	MYR	3,443	JPMorgan Chase	1/8/2026	(15)
CZK	52,445	USD	2,529	Bank of New York Mellon	1/9/2026	22
USD	196	IDR	3,257,000	Goldman Sachs	1/9/2026	1
IDR	1,360,795	USD	82	Citibank	1/9/2026	— (d)
INR	5,512	USD	61	HSBC Bank	1/9/2026	— (d)
INR	7,000	USD	77	Goldman Sachs	1/9/2026	— (d)
IDR	1,452,260	USD	87	Goldman Sachs	1/9/2026	— (d)
USD	145	MXN	2,603	Citibank	1/9/2026	— (d)
USD	1,570	CZK	32,520	JPMorgan Chase	1/9/2026	(12)
USD	784	COP	3,027,600	Citibank	1/9/2026	(14)
ZAR	21,461	USD	1,256	Citibank	1/12/2026	39
CNH	13,485	USD	1,920	UBS AG	1/12/2026	14
THB	30,030	USD	953	HSBC Bank	1/12/2026	1
ZAR	1,300	USD	78	UBS AG	1/12/2026	1
BRL	470	USD	86	Barclays Bank PLC	1/12/2026	— (d)
PLN	517	USD	144	Citibank	1/12/2026	— (d)
PLN	250	USD	70	JPMorgan Chase	1/12/2026	— (d)
USD	819	BRL	4,516	Citibank	1/12/2026	(3)
USD	2,267	ZAR	37,931	Bank of America	1/12/2026	(21)
BRL	4,255	USD	782	Citibank	1/23/2026	(10)
USD	1,859	EUR	1,580	Morgan Stanley	1/30/2026	— (d)
USD	917	PHP	54,395	Bank of America	3/16/2026	(1)
						$2
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.50%
Money market investments 1.50%
Capital Group Central Cash Fund 3.79% (j)	$94,686	$618,645	$652,434	$11	$(8)	$60,900	$5,504

American Funds Insurance Series	38

New World Fund® (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,550	0.16%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,685	0.04
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/4/2021	656	634	0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	56	0.00 (m)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00 (m)
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	— (d)	0.00 (m)
Total		$11,190	$8,927	0.22%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,247,000, which represented 0.28% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Scheduled interest and/or principal payment was not received.
(i)	Step bond; coupon rate may change at a later date.
(j)	Rate represents the seven-day yield at 12/31/2025.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PHP = Philippine pesos
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio December 31, 2025

Common stocks 96.71%	Shares	Value (000)
Information technology 22.47%
Broadcom, Inc.	2,374,965	$821,975
Microsoft Corp.	1,413,570	683,631
Apple, Inc.	1,139,590	309,809
NVIDIA Corp.	1,094,267	204,081
KLA Corp.	103,353	125,582
ASML Holding NV (ADR)	110,497	118,216
International Business Machines Corp.	319,206	94,552
Salesforce, Inc.	288,774	76,499
Accenture PLC, Class A	257,970	69,213
Intel Corp. (a)	943,406	34,812
SAP SE (ADR) (b)	108,684	26,401
Texas Instruments, Inc.	108,648	18,849
Amphenol Corp., Class A	134,593	18,189
Synopsys, Inc. (a)	31,950	15,008
Applied Materials, Inc.	56,534	14,529
TE Connectivity PLC	61,452	13,981
Fair Isaac Corp. (a)	8,068	13,640
Adobe, Inc. (a)	34,743	12,160
Hewlett Packard Enterprise Co.	406,300	9,759
Motorola Solutions, Inc.	9,895	3,793
Oracle Corp.	19,421	3,785
ASM International NV (ADR) (b)	4,561	2,752
		2,691,216

Financials 17.03%
Marsh & McLennan Cos., Inc.	1,130,032	209,644
JPMorgan Chase & Co.	593,105	191,110
Bank of America Corp.	3,357,568	184,666
Visa, Inc., Class A	493,213	172,975
Capital One Financial Corp.	511,844	124,050
BlackRock, Inc.	103,920	111,230
Mastercard, Inc., Class A	191,588	109,374
Truist Financial Corp.	1,734,572	85,358
Citizens Financial Group, Inc.	1,377,669	80,470
Arthur J. Gallagher & Co.	300,484	77,762
KKR & Co., Inc.	535,221	68,230
Wells Fargo & Co.	712,560	66,411
Chubb, Ltd.	187,408	58,494
Progressive Corp.	249,074	56,719
Apollo Asset Management, Inc.	387,751	56,131
Morgan Stanley	290,174	51,515
American Express Co.	138,945	51,403
Blackstone, Inc.	247,025	38,076
CME Group, Inc., Class A	134,353	36,689
Aon PLC, Class A	95,985	33,871
S&P Global, Inc.	50,609	26,448
Citigroup, Inc.	207,496	24,213
KeyCorp	1,068,093	22,045
PNC Financial Services Group, Inc.	89,774	18,738
Brookfield Asset Management, Ltd., Class A	345,786	18,116
Goldman Sachs Group, Inc.	19,811	17,414
Carlyle Group, Inc. (The)	270,192	15,971
Equitable Holdings, Inc.	217,170	10,348
Fifth Third Bancorp	178,306	8,346
Intercontinental Exchange, Inc.	48,480	7,852
Charles Schwab Corp. (The)	57,745	5,769
		2,039,438

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Industrials 12.74%
RTX Corp.	1,032,583	$189,376
General Electric Co.	510,619	157,286
Northrop Grumman Corp.	268,954	153,360
Union Pacific Corp.	381,988	88,361
Paychex, Inc.	783,023	87,839
Caterpillar, Inc.	147,575	84,541
Boeing Co. (The) (a)	371,244	80,604
Deere & Co.	161,235	75,066
L3Harris Technologies, Inc.	231,680	68,014
3M Co.	390,205	62,472
Delta Air Lines, Inc.	807,328	56,029
Parker-Hannifin Corp.	58,375	51,309
Lennox International, Inc.	89,406	43,414
Deutsche Post AG (ADR)	688,904	37,676
Ingersoll-Rand, Inc.	459,350	36,390
Verisk Analytics, Inc.	160,459	35,893
Watsco, Inc.	93,957	31,659
Siemens AG (ADR)	196,210	27,460
Waste Connections, Inc.	130,488	22,882
Johnson Controls International PLC	162,195	19,423
FedEx Corp.	61,924	17,887
HEICO Corp.	44,486	14,395
Republic Services, Inc.	67,539	14,314
Equifax, Inc.	60,828	13,198
BAE Systems PLC (ADR)	136,409	12,670
CSX Corp.	290,528	10,532
RELX PLC (ADR)	231,829	9,371
Waste Management, Inc.	40,322	8,859
Applied Industrial Technologies, Inc.	22,716	5,833
Trane Technologies PLC	14,265	5,552
ITT, Inc.	20,862	3,620
		1,525,285

Health care 12.16%
Eli Lilly and Co.	244,400	262,652
UnitedHealth Group, Inc.	621,229	205,074
Amgen, Inc.	599,792	196,318
Abbott Laboratories	1,132,764	141,924
CVS Health Corp.	1,753,200	139,134
AbbVie, Inc.	388,820	88,841
Gilead Sciences, Inc.	687,176	84,344
Vertex Pharmaceuticals, Inc. (a)	137,037	62,127
Johnson & Johnson	246,753	51,065
Danaher Corp.	217,204	49,722
Thermo Fisher Scientific, Inc.	84,887	49,188
AstraZeneca PLC (ADR)	391,907	36,028
Zimmer Biomet Holdings, Inc.	220,098	19,791
Illumina, Inc. (a)	110,721	14,522
Elevance Health, Inc.	39,244	13,757
Humana, Inc.	47,537	12,176
Novo Nordisk AS, Class B (ADR)	187,415	9,536
Cooper Cos., Inc. (a)	79,881	6,547
Bristol-Myers Squibb Co.	96,148	5,186
McKesson Corp.	4,752	3,898
Align Technology, Inc. (a)	15,745	2,459
Cardinal Health, Inc.	6,793	1,396
		1,455,685

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 8.25%
Philip Morris International, Inc.	2,510,056	$402,613
British American Tobacco PLC (ADR)	2,455,192	139,013
Keurig Dr Pepper, Inc.	2,702,930	75,709
Mondelez International, Inc., Class A	1,268,407	68,278
Coca-Cola Co.	758,395	53,020
Constellation Brands, Inc., Class A	284,585	39,261
Costco Wholesale Corp.	41,990	36,210
Altria Group, Inc.	590,291	34,036
Hershey Co.	124,140	22,591
Nestle SA (ADR)	200,456	19,801
Procter & Gamble Co.	136,221	19,522
Church & Dwight Co., Inc.	227,492	19,075
Walmart, Inc.	150,441	16,761
Estee Lauder Cos., Inc. (The), Class A	152,224	15,941
Kraft Heinz Co. (The)	413,643	10,031
Target Corp.	98,519	9,630
Bunge Global SA	74,092	6,600
		988,092

Consumer discretionary 6.88%
Royal Caribbean Cruises, Ltd.	596,363	166,337
Home Depot, Inc.	256,784	88,359
Starbucks Corp.	1,021,649	86,033
Amazon.com, Inc. (a)	331,292	76,469
YUM! Brands, Inc.	502,512	76,020
D.R. Horton, Inc.	411,529	59,272
TJX Cos., Inc. (The)	383,447	58,901
Darden Restaurants, Inc.	317,938	58,507
NIKE, Inc., Class B	537,367	34,236
Marriott International, Inc., Class A	88,679	27,512
General Motors Co.	276,739	22,504
Vail Resorts, Inc.	149,560	19,862
Tractor Supply Co.	373,740	18,691
Toll Brothers, Inc.	81,236	10,985
Texas Roadhouse, Inc.	43,999	7,304
Sony Group Corp. (ADR)	268,839	6,882
Chipotle Mexican Grill, Inc. (a)	165,637	6,129
		824,003

Communication services 5.40%
Alphabet, Inc., Class A	591,527	185,148
Alphabet, Inc., Class C	565,134	177,339
Meta Platforms, Inc., Class A	234,761	154,963
Comcast Corp., Class A	3,570,517	106,723
Verizon Communications, Inc.	261,888	10,667
Walt Disney Co. (The)	56,380	6,414
AT&T, Inc.	210,004	5,217
		646,471

Utilities 4.03%
Constellation Energy Corp.	322,322	113,867
Sempra	1,251,080	110,458
Southern Co. (The)	946,592	82,543
FirstEnergy Corp.	1,218,911	54,571
DTE Energy Co.	221,096	28,517
Exelon Corp.	631,441	27,525
Entergy Corp.	182,766	16,893
CenterPoint Energy, Inc.	437,803	16,785

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Public Service Enterprise Group, Inc.	184,231	$14,794
NextEra Energy, Inc.	125,328	10,061
Atmos Energy Corp.	38,564	6,464
		482,478

Energy 2.92%
Exxon Mobil Corp.	678,218	81,617
ConocoPhillips	836,045	78,262
Canadian Natural Resources, Ltd.	1,659,500	56,174
EOG Resources, Inc.	404,283	42,454
Baker Hughes Co., Class A	572,294	26,062
TC Energy Corp.	425,469	23,405
Chevron Corp.	114,799	17,496
Halliburton Co.	398,694	11,267
SLB, Ltd.	216,823	8,322
TotalEnergies SE (b)	65,622	4,293
		349,352

Real estate 2.59%
Welltower, Inc. REIT	972,251	180,459
Simon Property Group, Inc. REIT	158,605	29,359
Public Storage REIT	107,805	27,975
Prologis, Inc. REIT	200,496	25,595
Ventas, Inc. REIT	219,292	16,969
American Tower Corp. REIT	95,755	16,812
Rexford Industrial Realty, Inc. REIT	156,135	6,046
Extra Space Storage, Inc. REIT	42,274	5,505
CoStar Group, Inc. (a)	23,002	1,547
		310,267

Materials 2.24%
Air Products and Chemicals, Inc.	314,661	77,728
Wheaton Precious Metals Corp.	558,352	65,618
International Paper Co.	1,327,824	52,303
Linde PLC	63,825	27,214
Royal Gold, Inc.	81,893	18,204
Corteva, Inc.	260,264	17,445
H.B. Fuller Co.	114,890	6,831
Nucor Corp.	16,976	2,769
		268,112
Total common stocks (cost: $7,030,725,000)		11,580,399
Convertible stocks 0.86%
Industrials 0.36%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	627,490	43,334

Financials 0.33%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	590,703	30,622
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	8,811
		39,433

43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.17%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	406,324	$20,463
Total convertible stocks (cost: $91,575,000)		103,230
Short-term securities 2.29%
Money market investments 2.28%
Capital Group Central Cash Fund 3.79% (c)(d)	2,725,029	272,530

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (c)(e)	776,786	777
Total short-term securities (cost: $273,250,000)		273,307
Total investment securities 99.86% (cost: $7,395,550,000)		11,956,936
Other assets less liabilities 0.14%		17,120
Net assets 100.00%		$11,974,056
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.28%
Money market investments 2.28%
Capital Group Central Cash Fund 3.79% (c)	$245,250	$1,790,503	$1,763,183	$(10)	$(30)	$272,530	$13,883
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (c)	9,850		9,850 (f)			—	— (g)
Total 2.28%				$(10)	$(30)	$272,530	$13,883

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 12/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Represents net activity. Refer to Note 5 for more information on securities lending.
(g)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund
Investment portfolio December 31, 2025

Common stocks 97.32%	Shares	Value (000)
Financials 23.78%
Capital One Financial Corp.	12,848	$3,114
Brown & Brown, Inc.	29,424	2,345
Fifth Third Bancorp	42,787	2,003
RenaissanceRe Holdings, Ltd.	6,629	1,864
Victory Capital Holdings, Inc., Class A	27,021	1,705
LPL Financial Holdings, Inc.	3,231	1,154
StepStone Group, Inc., Class A	17,773	1,140
KeyCorp	47,885	988
Hamilton Lane, Inc., Class A	7,175	964
TPG, Inc., Class A	13,727	876
Affirm Holdings, Inc., Class A (a)	11,444	852
WEX, Inc. (a)	5,173	771
Radian Group, Inc.	18,868	679
Kinsale Capital Group, Inc.	1,670	653
Fiserv, Inc. (a)	9,281	623
Ally Financial, Inc.	10,613	481
Ameriprise Financial, Inc.	957	469
Accelerant Holdings, Class A (a)	27,142	444
Artisan Partners Asset Management, Inc., Class A	10,148	413
Tradeweb Markets, Inc., Class A	3,687	396
Arthur J. Gallagher & Co.	1,462	378
Citizens Financial Group, Inc.	6,328	370
Essent Group, Ltd.	4,628	301
Figure Technology Solutions, Inc. (a)	6,252	255
GQG Partners, Inc. (CDI)	195,382	228
Blue Owl Capital, Inc., Class A	15,107	226
		23,692

Industrials 19.73%
XPO, Inc. (a)	11,702	1,590
Comfort Systems USA, Inc.	1,510	1,409
Crane Co.	7,592	1,400
Ingersoll-Rand, Inc.	16,463	1,304
United Rentals, Inc.	1,565	1,267
Karman Holdings, Inc. (a)	16,913	1,238
AGCO Corp.	8,507	887
ATI, Inc. (a)	7,165	822
Bloom Energy Corp., Class A (a)	9,349	812
APi Group Corp. (a)	18,288	700
Generac Holdings, Inc. (a)	5,120	698
AMETEK, Inc.	3,100	637
SiteOne Landscape Supply, Inc. (a)	5,013	624
Core & Main, Inc., Class A (a)	11,721	609
PACCAR, Inc.	4,584	502
Applied Industrial Technologies, Inc.	1,852	476
The Toro Co.	5,383	424
CSW Industrials, Inc.	1,425	418
FTAI Aviation, Ltd.	2,030	400
Copart, Inc. (a)	9,486	371
HEICO Corp.	1,059	343
Builders FirstSource, Inc. (a)	3,265	336
L3Harris Technologies, Inc.	1,140	335
Kadant, Inc.	1,153	329
ESCO Technologies, Inc.	1,528	299
VSE Corp.	1,708	295
Graco, Inc.	3,172	260
Oshkosh Corp.	1,699	213
Robert Half, Inc.	6,882	187

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,663	$185
United Parcel Service, Inc., Class B	1,684	167
CBIZ, Inc. (a)	2,383	120
		19,657

Consumer discretionary 15.60%
Hilton Worldwide Holdings, Inc.	5,955	1,711
YUM! Brands, Inc.	9,944	1,504
Vail Resorts, Inc.	10,303	1,368
LKQ Corp.	42,592	1,286
Aptiv Holdings, Ltd. (a)	13,584	1,034
General Motors Co.	11,011	895
Five Below, Inc. (a)	4,322	814
Adtalem Global Education, Inc. (a)	7,439	770
Bright Horizons Family Solutions, Inc. (a)	5,826	591
TopBuild Corp. (a)	1,258	525
Flutter Entertainment PLC (a)	2,429	522
Wingstop, Inc.	2,071	494
Darden Restaurants, Inc.	2,559	471
D.R. Horton, Inc.	3,011	434
Murphy USA, Inc.	927	374
Toll Brothers, Inc.	2,406	325
Cavco Industries, Inc. (a)	546	322
Royal Caribbean Cruises, Ltd.	1,101	307
Chewy, Inc., Class A (a)	8,811	291
Texas Roadhouse, Inc.	1,657	275
Chipotle Mexican Grill, Inc. (a)	7,178	266
Brinker International, Inc. (a)	1,778	255
SharkNinja, Inc. (a)	1,946	218
AutoZone, Inc. (a)	53	180
Polaris, Inc.	2,608	165
CAVA Group, Inc. (a)	2,391	140
		15,537

Information technology 11.44%
Ingram Micro Holding Corp. (b)	64,723	1,381
Lumentum Holdings, Inc. (a)	3,571	1,316
Fabrinet, non-registered shares (a)	2,398	1,092
Keysight Technologies, Inc. (a)	4,973	1,010
Ciena Corp. (a)	3,954	925
Flex, Ltd. (a)	13,238	800
MongoDB, Inc., Class A (a)	1,765	741
Procore Technologies, Inc. (a)	8,507	619
Vontier Corp.	16,007	595
Fair Isaac Corp. (a)	313	529
Cloudflare, Inc., Class A (a)	2,395	472
CompoSecure, Inc., Class A (a)(c)	20,637	370
Hewlett Packard Enterprise Co.	12,286	295
EPAM Systems, Inc. (a)	1,350	277
Snowflake, Inc. (a)	1,173	257
RingCentral, Inc., Class A (a)	7,980	230
Clearwater Analytics Holdings, Inc., Class A (a)	8,318	201
CoreWeave, Inc., Class A (a)	1,559	112
Figma, Inc. (a)	2,983	111
Via Transportation, Inc., Class A (a)	2,340	68
		11,401

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.63%
Ionis Pharmaceuticals, Inc. (a)	14,469	$1,145
Illumina, Inc. (a)	5,359	703
Align Technology, Inc. (a)	4,477	699
Medline, Inc., Class A (a)	14,700	617
Cooper Cos., Inc. (a)	6,773	555
Exact Sciences Corp. (a)	4,899	498
Halozyme Therapeutics, Inc. (a)	6,858	462
Doximity, Inc., Class A (a)	8,847	392
Veeva Systems, Inc., Class A (a)	1,752	391
Penumbra, Inc. (a)	1,219	379
Natera, Inc. (a)	1,649	378
Alignment Healthcare, Inc. (a)	18,667	369
Hims & Hers Health, Inc., Class A (a)	10,863	353
NewAmsterdam Pharma Co. NV (a)	9,798	344
IQVIA Holdings, Inc. (a)	1,442	325
Regeneron Pharmaceuticals, Inc.	376	290
Centessa Pharmaceuticals PLC (ADR) (a)	9,157	229
Krystal Biotech, Inc. (a)	886	218
Zimmer Biomet Holdings, Inc.	1,962	176
Alnylam Pharmaceuticals, Inc. (a)	200	79
		8,602

Consumer staples 7.13%
US Foods Holding Corp. (a)	29,695	2,237
Monster Beverage Corp. (a)	16,752	1,284
e.l.f. Beauty, Inc. (a)	11,527	877
Dollar General Corp.	4,932	655
Caseys General Stores, Inc.	1,137	628
Estee Lauder Cos., Inc. (The), Class A	4,095	429
Keurig Dr Pepper, Inc.	11,715	328
Maplebear, Inc. (a)	6,897	310
Constellation Brands, Inc., Class A	1,758	243
The Campbell’s Co.	4,131	115
		7,106

Energy 2.50%
Diamondback Energy, Inc.	5,754	865
Baker Hughes Co., Class A	13,613	620
Viper Energy, Inc., Class A	8,310	321
Permian Resources Corp., Class A	18,919	266
SLB, Ltd.	6,256	240
EOG Resources, Inc.	1,661	174
		2,486

Real estate 2.43%
Simon Property Group, Inc. REIT	6,717	1,244
Essex Property Trust, Inc. REIT	2,217	580
Crown Castle, Inc. REIT	5,004	445
Alexandria Real Estate Equities, Inc. REIT	3,072	150
		2,419

Materials 2.29%
International Paper Co.	19,368	763
Westlake Corp.	6,765	500

47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Element Solutions, Inc.	17,078	$427
Perpetua Resources Corp. (a)	16,342	396
Corteva, Inc.	2,901	194
		2,280

Communication services 1.90%
ROBLOX Corp., Class A (a)	14,370	1,164
Live Nation Entertainment, Inc. (a)	3,723	530
Charter Communications, Inc., Class A (a)	761	159
Stubhub Holdings, Inc., Class A (a)(b)	2,858	39
		1,892

Utilities 1.89%
Exelon Corp.	29,519	1,287
NRG Energy, Inc.	3,150	501
FirstEnergy Corp.	2,147	96
		1,884
Total common stocks (cost: $93,297,000)		96,956
Short-term securities 3.82%
Money market investments 2.97%
Capital Group Central Cash Fund 3.79% (d)(e)	29,620	2,963

Money market investments purchased with collateral from securities on loan 0.85%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (d)(f)	846,291	846
Total short-term securities (cost: $3,808,000)		3,809
Total investment securities 101.14% (cost: $97,105,000)		100,765
Other assets less liabilities (1.14)%		(1,139)
Net assets 100.00%		$99,626
Investments in affiliates (e)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.97%
Money market investments 2.97%
Capital Group Central Cash Fund 3.79% (d)	$288	$29,708	$27,033	$— (g)	$— (g)	$2,963	$60
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CompoSecure, Inc., Class A (a)	12/24/2025	$382	$370	0.37%

American Funds Insurance Series	48

U.S. Small and Mid Cap Equity Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 12/31/2025.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

49	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio December 31, 2025

Common stocks 98.15%	Shares	Value (000)
Information technology 23.97%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,005,772	$97,989
Broadcom, Inc.	268,307	92,861
Microsoft Corp.	146,416	70,810
NVIDIA Corp.	281,180	52,440
Apple, Inc.	140,959	38,321
Micron Technology, Inc.	111,566	31,842
ASML Holding NV	16,667	17,815
ASML Holding NV (ADR)	1,512	1,618
International Business Machines Corp.	48,120	14,254
Tokyo Electron, Ltd.	51,975	11,415
Intel Corp. (a)	273,031	10,075
MediaTek, Inc.	157,094	7,118
Amphenol Corp., Class A	32,412	4,380
Lenovo Group, Ltd.	3,686,000	4,371
Seagate Technology Holdings PLC	15,867	4,370
Synopsys, Inc. (a)	8,886	4,174
Applied Materials, Inc.	15,190	3,904
Oracle Corp.	18,982	3,700
Shopify, Inc., Class A, subordinate voting shares (a)	18,872	3,038
Accenture PLC, Class A	10,643	2,855
Samsung Electronics Co., Ltd.	33,844	2,821
Cloudflare, Inc., Class A (a)	12,488	2,462
Capgemini SE	14,098	2,335
Allegro MicroSystems, Inc. (a)	88,141	2,325
EPAM Systems, Inc. (a)	9,877	2,024
Constellation Software, Inc.	721	1,734
AppLovin Corp., Class A (a)	2,510	1,691
KLA Corp.	1,314	1,597
Marvell Technology, Inc.	18,061	1,535
Salesforce, Inc.	4,029	1,067
SAP SE	3,885	950
Fair Isaac Corp. (a)	458	774
Strategy, Inc., Class A (a)	4,258	647
Corning, Inc.	7,323	641
Advantech Co., Ltd.	30,098	274
		500,227

Industrials 16.25%
General Electric Co.	80,356	24,752
Airbus SE, non-registered shares	90,056	20,889
BAE Systems PLC	890,700	20,476
Siemens AG	64,151	18,016
RTX Corp.	95,086	17,439
TransDigm Group, Inc.	11,792	15,682
Leonardo SpA	255,861	14,657
Deere & Co.	29,808	13,878
Volvo AB, Class B	391,329	12,544
Melrose Industries PLC	1,317,195	10,363
Ryanair Holdings PLC (ADR)	143,498	10,359
Hitachi, Ltd.	269,600	8,364
Compagnie de Saint-Gobain SA, non-registered shares	78,427	7,961
Union Pacific Corp.	34,166	7,903
Carrier Global Corp.	147,179	7,777
Safran SA	22,132	7,701
United Rentals, Inc.	9,239	7,477
Mitsui & Co., Ltd.	252,500	7,463
Rolls-Royce Holdings PLC	438,695	6,819
Siemens Energy AG	41,713	5,895
Ingersoll-Rand, Inc.	73,089	5,790
L3Harris Technologies, Inc.	19,651	5,769

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	5,942	$5,223
Deutsche Post AG	94,991	5,203
Lockheed Martin Corp.	10,189	4,928
ITOCHU Corp.	377,000	4,759
Prysmian SpA	47,580	4,744
RELX PLC	102,326	4,139
Techtronic Industries Co., Ltd.	352,500	4,050
IHI Corp.	204,168	3,600
XPO, Inc. (a)	24,624	3,347
Saab AB, Class B	50,858	2,958
International Consolidated Airlines Group SA (CDI)	528,593	2,927
GE Vernova, Inc.	4,428	2,894
Core & Main, Inc., Class A (a)	54,167	2,815
Bureau Veritas SA	84,710	2,698
Weir Group PLC (The)	53,913	2,058
MTU Aero Engines AG	4,854	2,025
FTAI Aviation, Ltd.	9,560	1,882
Crane Co.	9,711	1,791
Marubeni Corp.	63,000	1,753
Bombardier, Inc., Class B (a)	9,858	1,677
Bouygues SA	30,905	1,602
Comfort Systems USA, Inc.	1,627	1,518
Recruit Holdings Co., Ltd.	25,350	1,446
Bunzl PLC	42,369	1,182
Randstad NV, non-registered shares	28,055	1,067
Woodward, Inc.	3,354	1,014
Vestas Wind Systems AS	35,740	965
SECOM Co., Ltd.	27,100	963
Howmet Aerospace, Inc.	4,522	927
Rocket Lab Corp. (a)	12,810	894
Boeing Co. (The) (a)	3,785	822
Diploma PLC	11,469	818
PACCAR, Inc.	7,084	776
Ferguson Enterprises, Inc.	2,880	641
Valmet OYJ	17,763	588
FedEx Corp.	1,469	424
		339,092

Financials 14.57%
Chubb, Ltd.	41,141	12,841
Citigroup, Inc.	109,791	12,811
NatWest Group PLC	1,411,295	12,309
Zurich Insurance Group AG	15,887	12,058
JPMorgan Chase & Co.	36,957	11,908
Capital One Financial Corp.	44,690	10,831
Aviva PLC	1,178,167	10,787
Mastercard, Inc., Class A	18,307	10,451
Apollo Asset Management, Inc.	66,212	9,585
BPER Banca SpA	688,480	9,310
Visa, Inc., Class A	23,806	8,349
Bank of America Corp.	151,204	8,316
American Express Co.	21,561	7,976
Wells Fargo & Co.	73,531	6,853
UniCredit SpA	82,515	6,850
ING Groep NV	242,789	6,825
BlackRock, Inc.	5,785	6,192
Arthur J. Gallagher & Co.	22,281	5,766
Banco Bilbao Vizcaya Argentaria SA	240,821	5,633
Blackstone, Inc.	34,103	5,257
Galaxy Digital, Inc., Class A (a)(b)	153,894	3,441

51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Galaxy Digital, Inc., Class A (a)	73,055	$1,634
AIA Group, Ltd.	489,469	5,028
HDFC Life Insurance Co., Ltd.	586,869	4,905
Munchener Ruckversicherungs-Gesellschaft AG	7,210	4,761
Mizuho Financial Group, Inc.	128,300	4,659
3i Group PLC	103,448	4,501
Aon PLC, Class A	12,706	4,484
Israel Discount Bank, Ltd., Class A	416,534	4,423
Erste Group Bank AG	33,771	4,063
Partners Group Holding AG	3,097	3,804
Postal Savings Bank of China Co., Ltd., Class H	5,553,383	3,790
FinecoBank SpA	138,712	3,602
BNP Paribas SA	36,364	3,441
Ping An Insurance (Group) Co. of China, Ltd., Class H	404,280	3,401
KB Financial Group, Inc.	39,325	3,400
Blue Owl Capital, Inc., Class A	224,513	3,354
Svenska Handelsbanken AB, Class A	226,988	3,310
Progressive Corp.	13,531	3,081
DBS Group Holdings, Ltd.	66,200	2,897
Marsh & McLennan Cos., Inc.	14,198	2,634
Danske Bank AS	52,190	2,603
Ares Management Corp., Class A	14,926	2,412
Morgan Stanley	13,148	2,334
TPG, Inc., Class A	36,181	2,310
Nu Holdings, Ltd., Class A (a)	132,234	2,214
HDFC Bank, Ltd.	127,497	1,409
HDFC Bank, Ltd. (ADR)	17,258	630
HSBC Holdings PLC (HKD denominated)	130,000	2,036
B3 SA - Brasil, Bolsa, Balcao	732,050	1,905
AXA SA	39,014	1,876
American International Group, Inc.	20,908	1,789
Brown & Brown, Inc.	22,407	1,786
Banco Comercial Portugues, SA	1,692,704	1,774
IG Group Holdings PLC	93,625	1,660
CaixaBank SA, non-registered shares	125,217	1,529
CVC Capital Partners PLC	88,920	1,489
National Bank of Canada	11,544	1,452
Skandinaviska Enskilda Banken AB, Class A	62,547	1,320
Federal Home Loan Mortgage Corp. (a)	122,752	1,245
Fannie Mae (a)	99,902	1,072
Allianz SE	2,300	1,055
Bank Hapoalim BM	46,635	1,055
Credicorp, Ltd.	3,392	973
Abu Dhabi Islamic Bank PJSC	164,126	928
China Merchants Bank Co., Ltd., Class H	122,403	828
Goldman Sachs Group, Inc.	871	766
Brookfield Asset Management, Ltd., Class A (CAD denominated)	14,178	743
LPL Financial Holdings, Inc.	2,038	728
Fidelity National Information Services, Inc.	10,845	721
Macquarie Group, Ltd.	4,650	626
XP, Inc., Class A	36,512	598
Standard Chartered PLC	19,485	476
Tokio Marine Holdings, Inc.	6,000	223
Sberbank of Russia PJSC (c)	3,196,952	— (d)
		304,086

Communication services 9.18%
Alphabet, Inc., Class A	119,827	37,506
Alphabet, Inc., Class C	112,570	35,324
Meta Platforms, Inc., Class A	40,871	26,979

American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
SoftBank Group Corp.	669,268	$18,868
Netflix, Inc. (a)	123,855	11,613
Publicis Groupe SA	105,250	10,919
Singapore Telecommunications, Ltd.	2,193,563	7,772
NetEase, Inc.	212,900	5,859
NetEase, Inc. (ADR)	4,006	551
Orange	323,745	5,402
Bharti Airtel, Ltd.	210,509	4,938
Bharti Airtel, Ltd., interim shares	12,466	235
Tencent Holdings, Ltd.	58,900	4,513
Comcast Corp., Class A	149,929	4,481
Universal Music Group NV	157,145	4,106
AT&T, Inc.	129,224	3,210
Nintendo Co., Ltd.	38,800	2,621
Spotify Technology SA (a)	4,149	2,409
Omnicom Group, Inc.	25,602	2,067
Walt Disney Co. (The)	10,917	1,242
SoftBank Corp.	677,450	930
		191,545

Consumer discretionary 8.32%
Amazon.com, Inc. (a)	144,814	33,426
Industria de Diseno Textil SA	183,973	12,118
Trip.com Group, Ltd. (ADR)	79,347	5,706
Trip.com Group, Ltd.	77,636	5,569
Compagnie Financiere Richemont SA, Class A	50,205	10,835
Tesla, Inc. (a)	23,878	10,738
Flutter Entertainment PLC (a)	41,831	8,995
Starbucks Corp.	104,616	8,810
Royal Caribbean Cruises, Ltd.	31,446	8,771
MercadoLibre, Inc. (a)	4,232	8,524
NEXT PLC	38,851	7,148
Las Vegas Sands Corp.	94,294	6,138
LVMH Moet Hennessy-Louis Vuitton SE	7,475	5,635
Booking Holdings, Inc.	927	4,964
Chipotle Mexican Grill, Inc. (a)	124,254	4,597
D.R. Horton, Inc.	28,110	4,049
Alibaba Group Holding, Ltd. (ADR)	20,723	3,038
Hermes International	1,159	2,864
Compagnie Generale des Etablissements Michelin	73,679	2,444
Restaurant Brands International, Inc. (CAD denominated)	27,334	1,865
Hyundai Motor Co.	8,986	1,840
InterContinental Hotels Group PLC	12,632	1,769
Moncler SpA	27,170	1,746
Compass Group PLC	54,547	1,735
Carvana Co., Class A (a)	3,915	1,652
Suzuki Motor Corp.	98,200	1,459
Aristocrat Leisure, Ltd.	34,618	1,343
Midea Group Co., Ltd., Class A	113,000	1,263
NIKE, Inc., Class B	16,141	1,028
Accor SA	15,785	894
Zensho Holdings Co., Ltd.	14,300	820
Sea, Ltd., Class A (ADR) (a)	5,758	735
Dollarama, Inc.	4,772	713
Kering SA	1,243	439
		173,670

Health care 8.25%
Eli Lilly and Co.	36,376	39,093

53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Vertex Pharmaceuticals, Inc. (a)	35,954	$16,300
Abbott Laboratories	108,041	13,536
Medtronic PLC	125,128	12,020
UnitedHealth Group, Inc.	24,947	8,235
Novo Nordisk AS, Class B	160,061	8,159
Johnson & Johnson	36,478	7,549
Gilead Sciences, Inc.	57,932	7,111
Stryker Corp.	17,674	6,212
AstraZeneca PLC	32,200	5,931
Takeda Pharmaceutical Co., Ltd.	189,000	5,872
Sanofi	57,677	5,596
Thermo Fisher Scientific, Inc.	9,013	5,223
Daiichi Sankyo Co., Ltd.	225,900	4,811
Amgen, Inc.	14,470	4,736
EssilorLuxottica SA	14,229	4,499
Insulet Corp. (a)	10,684	3,037
AbbVie, Inc.	10,898	2,490
GE HealthCare Technologies, Inc.	18,849	1,546
BioMarin Pharmaceutical, Inc. (a)	24,993	1,485
CVS Health Corp.	17,836	1,415
Molina Healthcare, Inc. (a)	7,751	1,345
Haleon PLC	244,709	1,238
Lonza Group AG	1,598	1,081
Boston Scientific Corp. (a)	10,853	1,035
Rede D’Or Sao Luiz SA	122,458	907
Chugai Pharmaceutical Co., Ltd.	17,100	899
Fresenius SE & Co. KGaA	11,068	637
agilon health, Inc. (a)	125,582	86
		172,084

Materials 6.04%
Vale SA, ordinary nominative shares	1,042,597	13,632
Vale SA (ADR), ordinary nominative shares	147,928	1,927
Freeport-McMoRan, Inc.	290,202	14,739
First Quantum Minerals, Ltd. (a)	356,560	9,560
Heidelberg Materials AG, non-registered shares	31,146	8,156
Ivanhoe Mines, Ltd., Class A (a)	626,382	7,124
Anglo American PLC	157,771	6,502
Glencore PLC	958,289	5,213
Linde PLC	11,690	4,984
Anglogold Ashanti PLC	58,022	4,948
Air Products and Chemicals, Inc.	18,354	4,534
Corteva, Inc.	64,430	4,319
Antofagasta PLC	91,571	4,019
Agnico Eagle Mines, Ltd.	23,441	3,975
Nippon Steel Corp.	865,000	3,538
Smurfit Westrock PLC	88,600	3,426
CRH PLC	26,681	3,330
Southern Copper Corp.	22,583	3,240
Rio Tinto PLC	40,408	3,224
Air Liquide SA	12,636	2,378
Grupo Mexico, SAB de CV, Series B	249,486	2,356
LyondellBasell Industries NV	51,002	2,208
Lundin Mining Corp.	100,869	2,168
Dow, Inc.	84,972	1,987
Franco-Nevada Corp.	8,714	1,806
Akzo Nobel NV	11,772	818
Shin-Etsu Chemical Co., Ltd.	26,000	809

American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Lynas Rare Earths, Ltd. (a)	76,018	$627
BASF SE	6,478	338
Zijin Gold International Co., Ltd. (a)	8,900	166
		126,051

Consumer staples 4.82%
Philip Morris International, Inc.	264,831	42,479
British American Tobacco PLC	257,586	14,599
Nestle SA	124,694	12,394
Imperial Brands PLC	254,415	10,696
JBS NV (BDR) (a)	221,456	3,194
Ocado Group PLC (a)	792,264	2,515
Danone SA	23,736	2,142
Bunge Global SA	22,247	1,982
Sysco Corp.	23,248	1,713
Walmart, Inc.	12,868	1,434
US Foods Holding Corp. (a)	14,397	1,084
Ajinomoto Co., Inc.	49,400	1,045
Procter & Gamble Co.	7,275	1,042
Loblaw Cos., Ltd.	21,096	954
Arca Continental, SAB de CV	87,378	946
Keurig Dr Pepper, Inc.	29,253	819
Kweichow Moutai Co., Ltd., Class A	4,100	807
Coca-Cola Co.	10,706	748
		100,593

Energy 3.72%
Canadian Natural Resources, Ltd. (CAD denominated)	482,117	16,330
Cameco Corp. (CAD denominated)	118,635	10,863
Cameco Corp.	46,105	4,218
Shell PLC (GBP denominated)	341,079	12,530
Shell PLC (EUR denominated)	14,064	519
EOG Resources, Inc.	110,268	11,579
Baker Hughes Co., Class A	95,061	4,329
TC Energy Corp. (CAD denominated)	74,780	4,118
Neste OYJ	166,062	3,758
BP PLC	633,071	3,675
Suncor Energy, Inc.	68,819	3,055
Expand Energy Corp.	12,380	1,366
Tourmaline Oil Corp.	14,829	665
ADNOC Drilling Co. PJSC	381,223	554
		77,559

Utilities 2.19%
Engie SA	596,827	15,693
Southern Co. (The)	61,750	5,385
Iberdrola SA, non-registered shares	225,821	4,888
Pinnacle West Capital Corp.	36,700	3,255
NextEra Energy, Inc.	38,632	3,101
E.ON SE	150,047	2,845
National Grid PLC	154,423	2,380
Dominion Energy, Inc.	39,815	2,333
Duke Energy Corp.	18,764	2,199
Constellation Energy Corp.	5,656	1,998
DTE Energy Co.	10,779	1,390
SSE PLC	5,948	174
		45,641

55	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.84%
Prologis, Inc. REIT	48,096	$6,140
China Resources Mixc Lifestyle Services, Ltd.	924,400	5,083
Mitsubishi Estate Co., Ltd.	73,600	1,793
Simon Property Group, Inc. REIT	7,706	1,426
UDR, Inc. REIT	32,096	1,177
VICI Properties, Inc. REIT	39,802	1,119
Goodman Logistics (HK), Ltd. REIT	40,304	829
		17,567
Total common stocks (cost: $1,169,007,000)		2,048,115
Preferred securities 0.30%
Financials 0.30%
Itau Unibanco Holding SA, preferred nominative shares	330,165	2,367
Itau Unibanco Holding SA (ADR), preferred nominative shares	226,056	1,618
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	80,909	1,232
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(e)	69,041	994
		6,211
Total preferred securities (cost: $5,265,000)		6,211
Bonds, notes & other debt instruments 0.05%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	584
Corporate bonds and notes 0.02%
Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD432	428
Total bonds, notes & other debt instruments (cost: $967,000)		1,012
Short-term securities 1.30%	Shares
Money market investments 1.26%
Capital Group Central Cash Fund 3.79% (f)(g)	262,010	26,204

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(h)	906,417	906
Total short-term securities (cost: $27,106,000)		27,110
Total investment securities 99.80% (cost: $1,202,345,000)		2,082,448
Other assets less liabilities 0.20%		4,261
Net assets 100.00%		$2,086,709

American Funds Insurance Series	56

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.26%
Money market investments 1.26%
Capital Group Central Cash Fund 3.79% (f)	$46,673	$322,340	$342,810	$5	$(4)	$26,204	$2,805
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$3,441	0.16%

(a)	Non-income producing.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

57	American Funds Insurance Series

Growth-Income Fund
Investment portfolio December 31, 2025

Common stocks 97.39%	Shares	Value (000)
Information technology 31.31%
NVIDIA Corp.	16,585,113	$3,093,124
Microsoft Corp.	6,355,199	3,073,501
Broadcom, Inc.	6,636,411	2,296,862
Apple, Inc.	6,072,252	1,650,802
Applied Materials, Inc.	3,375,839	867,557
Amphenol Corp., Class A	3,401,335	459,656
Oracle Corp.	1,505,598	293,456
Seagate Technology Holdings PLC	1,046,348	288,154
Cognizant Technology Solutions Corp., Class A	3,381,043	280,627
Accenture PLC, Class A	888,876	238,485
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	200,397
Arista Networks, Inc. (a)	1,418,856	185,913
Entegris, Inc.	1,768,942	149,033
Salesforce, Inc.	535,038	141,737
AppLovin Corp., Class A (a)	102,313	68,940
Texas Instruments, Inc.	374,945	65,049
Marvell Technology, Inc.	761,477	64,710
Adobe, Inc. (a)	163,526	57,232
Corning, Inc.	600,000	52,536
Palo Alto Networks, Inc. (a)	220,554	40,626
ASML Holding NV	28,845	30,833
QUALCOMM, Inc.	141,313	24,172
Micron Technology, Inc.	78,021	22,268
Fair Isaac Corp. (a)	8,541	14,440
		13,660,110

Industrials 13.55%
RTX Corp.	7,418,732	1,360,595
Automatic Data Processing, Inc.	1,993,331	512,745
Airbus SE, non-registered shares	1,921,964	445,806
General Dynamics Corp.	1,230,528	414,270
GFL Environmental, Inc., subordinate voting shares	8,706,752	373,955
Carrier Global Corp.	6,005,807	317,347
General Electric Co.	1,019,662	314,087
Uber Technologies, Inc. (a)	2,826,696	230,969
XPO, Inc. (a)	1,695,007	230,368
Union Pacific Corp.	862,971	199,622
Ingersoll-Rand, Inc.	2,494,401	197,606
Caterpillar, Inc.	326,877	187,258
Paychex, Inc.	1,519,430	170,450
Honeywell International, Inc.	828,971	161,724
United Rentals, Inc.	188,542	152,591
TransDigm Group, Inc.	113,503	150,942
L3Harris Technologies, Inc.	459,926	135,020
CSX Corp.	3,114,334	112,895
APi Group Corp. (a)	1,733,157	66,311
Waste Management, Inc.	284,081	62,415
Woodward, Inc.	204,293	61,762
Boeing Co. (The) (a)	238,104	51,697
		5,910,435

Financials 11.99%
JPMorgan Chase & Co.	2,413,448	777,661
Mastercard, Inc., Class A	1,060,909	605,652
BlackRock, Inc.	504,695	540,195
Wells Fargo & Co.	5,041,337	469,853
Fidelity National Information Services, Inc.	6,205,397	412,411
Progressive Corp.	766,051	174,445
Morgan Stanley	957,257	169,942

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	697,472	$169,039
Visa, Inc., Class A	445,602	156,277
Chubb, Ltd.	495,560	154,674
Goldman Sachs Group, Inc.	174,257	153,172
Marsh & McLennan Cos., Inc.	798,956	148,222
Berkshire Hathaway, Inc., Class B (a)	269,334	135,381
B3 SA - Brasil, Bolsa, Balcao	44,971,737	117,059
American Express Co.	303,325	112,215
PNC Financial Services Group, Inc.	520,903	108,728
Pinnacle Financial Partners, Inc.	1,131,294	107,937
U.S. Bancorp	1,948,827	103,989
Arthur J. Gallagher & Co.	374,193	96,837
Apollo Asset Management, Inc.	665,703	96,367
State Street Corp.	681,940	87,977
S&P Global, Inc.	165,000	86,227
CME Group, Inc., Class A	292,470	79,868
Blackstone, Inc.	400,140	61,678
PayPal Holdings, Inc.	1,053,348	61,495
American International Group, Inc.	507,353	43,404
		5,230,705

Health care 10.04%
Eli Lilly and Co.	1,648,956	1,772,100
Vertex Pharmaceuticals, Inc. (a)	1,484,547	673,034
AbbVie, Inc.	1,684,603	384,915
UnitedHealth Group, Inc.	1,032,933	340,981
Abbott Laboratories	2,330,871	292,035
Thermo Fisher Scientific, Inc.	277,075	160,551
Cencora, Inc.	401,982	135,769
Cigna Group (The)	321,281	88,426
Johnson & Johnson	426,488	88,262
Intuitive Surgical, Inc. (a)	122,132	69,171
Danaher Corp.	250,263	57,290
Gilead Sciences, Inc.	430,961	52,896
Amgen, Inc.	151,000	49,424
GE HealthCare Technologies, Inc.	582,499	47,777
Insulet Corp. (a)	162,641	46,229
CVS Health Corp.	535,085	42,464
Stryker Corp.	111,700	39,259
Medtronic PLC	210,000	20,173
Alnylam Pharmaceuticals, Inc. (a)	49,075	19,515
		4,380,271

Consumer discretionary 10.04%
Amazon.com, Inc. (a)	8,601,419	1,985,379
Starbucks Corp.	5,641,121	475,039
Wyndham Hotels & Resorts, Inc. (b)	4,910,876	371,066
Royal Caribbean Cruises, Ltd.	1,137,038	317,143
Tesla, Inc. (a)	703,606	316,426
Home Depot, Inc.	737,552	253,792
Las Vegas Sands Corp.	2,000,000	130,180
Viking Holdings, Ltd. (a)	1,559,413	111,358
Carvana Co., Class A (a)	214,692	90,604
Sony Group Corp.	3,009,200	76,915
TJX Cos., Inc. (The)	495,864	76,170
Booking Holdings, Inc.	12,304	65,892

59	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
YUM! Brands, Inc.	272,921	$41,287
DoorDash, Inc., Class A (a)	155,002	35,105
Hilton Worldwide Holdings, Inc.	107,229	30,801
		4,377,157

Communication services 8.04%
Alphabet, Inc., Class A	3,942,665	1,234,054
Alphabet, Inc., Class C	1,489,089	467,276
Meta Platforms, Inc., Class A	2,114,599	1,395,826
Netflix, Inc. (a)	2,229,300	209,019
SoftBank Group Corp.	3,459,180	97,522
Universal Music Group NV	3,239,458	84,633
Comcast Corp., Class A	624,053	18,653
		3,506,983

Energy 3.96%
Canadian Natural Resources, Ltd. (CAD denominated)	14,093,913	477,379
Baker Hughes Co., Class A	8,127,441	370,124
Exxon Mobil Corp.	2,651,600	319,094
Halliburton Co.	6,689,719	189,051
Expand Energy Corp.	1,031,973	113,888
TC Energy Corp.	1,629,755	89,653
Chevron Corp.	444,985	67,820
EOG Resources, Inc.	575,078	60,389
ConocoPhillips	434,738	40,696
		1,728,094

Consumer staples 2.85%
British American Tobacco PLC	9,929,507	562,781
Procter & Gamble Co.	1,304,474	186,944
Philip Morris International, Inc.	1,042,193	167,168
Coca-Cola Co.	1,948,634	136,229
Imperial Brands PLC	2,747,647	115,516
Mondelez International, Inc., Class A	791,236	42,592
Keurig Dr Pepper, Inc.	1,164,623	32,621
		1,243,851

Materials 2.32%
Air Products and Chemicals, Inc.	1,408,433	347,911
Linde PLC	650,775	277,484
International Paper Co.	5,806,574	228,721
Eastman Chemical Co.	1,101,906	70,335
Freeport-McMoRan, Inc.	983,347	49,944
LyondellBasell Industries NV	769,974	33,340
Solstice Advanced Materials, Inc. (a)	82,401	4,003
		1,011,738

Utilities 2.06%
Dominion Energy, Inc.	5,379,096	315,161
PG&E Corp.	12,562,973	201,887
CenterPoint Energy, Inc.	3,037,684	116,465
Entergy Corp.	1,203,020	111,195
NextEra Energy, Inc.	1,051,314	84,400
Sempra	800,000	70,632
		899,740

American Funds Insurance Series	60

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 1.23%
Equinix, Inc. REIT	235,188	$180,192
VICI Properties, Inc. REIT	4,092,873	115,092
Prologis, Inc. REIT	866,060	110,561
American Tower Corp. REIT	428,106	75,162
Welltower, Inc. REIT	306,310	56,854
		537,861
Total common stocks (cost: $21,697,459,000)		42,486,945
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds and notes 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 5.25% 3/1/2026	USD827	828
Total bonds, notes & other debt instruments (cost: $823,000)		828
Short-term securities 2.57%	Shares
Money market investments 2.57%
Capital Group Central Cash Fund 3.79% (b)(c)	11,226,233	1,122,736
Total short-term securities (cost: $1,122,564,000)		1,122,736
Total investment securities 99.96% (cost: $22,820,846,000)		43,610,509
Other assets less liabilities 0.04%		16,802
Net assets 100.00%		$43,627,311
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.85%
Consumer discretionary 0.85%
Wyndham Hotels & Resorts, Inc.	$509,003	$16,347	$32,068	$6,460	$(128,676)	$371,066	$7,713
Short-term securities 2.57%
Money market investments 2.57%
Capital Group Central Cash Fund 3.79% (c)	1,471,964	7,003,318	7,352,457	(76)	(13)	1,122,736	58,916
Total 3.42%				$6,384	$(128,689)	$1,493,802	$66,629

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 12/31/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio December 31, 2025

Common stocks 98.22%	Shares	Value (000)
Financials 23.17%
Societe Generale	71,822	$5,787
UniCredit SpA	64,734	5,374
Banco Bilbao Vizcaya Argentaria SA	180,709	4,227
CaixaBank SA, non-registered shares	322,031	3,933
Skandinaviska Enskilda Banken AB, Class A	181,807	3,838
AIA Group, Ltd.	315,000	3,235
AXA SA	55,165	2,653
Prudential PLC	167,374	2,582
Zurich Insurance Group AG	3,392	2,575
HSBC Holdings PLC (GBP denominated)	106,640	1,672
HSBC Holdings PLC (HKD denominated)	54,400	852
KB Financial Group, Inc.	27,563	2,383
NatWest Group PLC	257,839	2,249
Bank Hapoalim BM	94,366	2,135
DBS Group Holdings, Ltd.	48,424	2,119
London Stock Exchange Group PLC	17,476	2,104
Banco Santander SA	179,202	2,103
Aviva PLC	203,542	1,864
Euronext NV	12,370	1,857
HDFC Bank, Ltd.	165,124	1,825
Bank Leumi le-Israel BM	80,689	1,779
PICC Property and Casualty Co., Ltd., Class H	814,000	1,707
Resona Holdings, Inc.	177,400	1,682
Allianz SE	3,484	1,598
Ping An Insurance (Group) Co. of China, Ltd., Class H	188,500	1,586
Munchener Ruckversicherungs-Gesellschaft AG	2,235	1,476
Japan Post Bank Co., Ltd.	101,247	1,424
Kotak Mahindra Bank, Ltd.	51,877	1,270
Axis Bank, Ltd.	82,195	1,163
Tokio Marine Holdings, Inc.	29,600	1,099
Deutsche Bank AG	26,134	1,016
Aon PLC, Class A	2,825	997
3i Group PLC	20,568	895
Hiscox, Ltd.	46,402	885
Pluxee NV	55,838	875
Mizuho Financial Group, Inc.	23,000	835
Standard Chartered PLC	33,124	809
Canadian Imperial Bank of Commerce	8,888	806
Tryg A/S	30,239	791
CVC Capital Partners PLC	45,723	766
ING Groep NV	27,110	762
Credicorp, Ltd.	2,641	758
Abu Dhabi Islamic Bank PJSC	132,924	751
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	862,000	745
Plus500, Ltd.	15,229	743
T&D Holdings, Inc.	30,700	707
Adyen NV (a)	440	706
XP, Inc., Class A	37,915	621
Etoro Group, Ltd., Class A (a)	17,585	618
Rakuten Bank, Ltd. (a)	14,100	617
Macquarie Group, Ltd.	4,442	598
Partners Group Holding AG	481	591
Hana Financial Group, Inc.	8,229	537
Brookfield Corp., Class A (CAD denominated)	11,523	529
Grupo Financiero Banorte, SAB de CV, Series O	53,789	499
Abu Dhabi Commercial Bank PJSC	117,171	456
Samsung Life Insurance Co., Ltd.	4,190	456
Saudi National Bank (The)	43,606	440
Intesa Sanpaolo SpA	62,539	433
Sampo Oyj, Class A	35,512	430
Royal Bank of Canada	2,381	406

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Banca Generali SpA	5,981	$401
MS&AD Insurance Group Holdings, Inc.	15,900	374
Hong Kong Exchanges and Clearing, Ltd.	6,400	334
Grupo Financiero Inbursa, SAB de CV	133,251	322
FirstRand, Ltd.	55,703	305
BAWAG Group AG (a)	2,019	303
Bank Central Asia Tbk PT	602,500	291
Medibank Private, Ltd.	34,548	110
Edenred SA	3,313	74
Sberbank of Russia PJSC (b)	476,388	— (c)
		93,743

Industrials 14.36%
Airbus SE, non-registered shares	28,600	6,634
BAE Systems PLC	270,689	6,223
Ryanair Holdings PLC (ADR)	73,850	5,331
Siemens AG	11,417	3,206
Deutsche Post AG	42,158	2,309
Hitachi, Ltd.	69,400	2,153
RELX PLC	45,021	1,821
DSV A/S	6,897	1,736
Safran SA	4,958	1,725
ABB, Ltd.	21,982	1,625
ITOCHU Corp.	103,000	1,300
Compagnie de Saint-Gobain SA, non-registered shares	12,706	1,290
Canadian National Railway Co. (CAD denominated)	12,406	1,227
Diploma PLC	17,130	1,223
Deutsche Lufthansa AG	118,669	1,173
Copa Holdings SA, Class A	9,695	1,169
ASSA ABLOY AB, Class B	29,656	1,150
Alliance Global Group, Inc.	7,546,600	1,051
Singapore Technologies Engineering, Ltd.	158,800	1,036
Motiva Infraestrutura de Mobilidade SA	334,768	916
Epiroc AB, Class B	32,965	665
Epiroc AB, Class A	9,201	208
Rolls-Royce Holdings PLC	55,860	868
SPIE SA	15,016	864
Mitsui & Co., Ltd.	29,200	863
Bombardier, Inc., Class B (a)	4,769	811
IHI Corp.	45,641	805
Wolters Kluwer NV	7,371	765
Kanzhun, Ltd., Class A (ADR)	27,807	567
Kanzhun, Ltd., Class A	16,700	169
Full Truck Alliance Co., Ltd., Class A (ADR)	68,004	730
SGH, Ltd.	21,792	672
Caterpillar, Inc.	1,129	647
Komatsu, Ltd.	19,300	617
Volvo AB, Class B	17,440	559
Kingspan Group PLC	5,764	498
Daikin Industries, Ltd.	3,800	488
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	18,040	474
Recruit Holdings Co., Ltd.	8,000	456
SMC Corp.	1,200	418
Jiangsu Hengli Hydraulic Co., Ltd., Class A	22,500	353
International Consolidated Airlines Group SA (CDI)	62,974	349
Brambles, Ltd.	20,392	313

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Ashtead Group PLC	4,377	$299
International Container Terminal Services, Inc.	30,700	294
Wizz Air Holdings PLC (a)	3,748	64
		58,114

Information technology 13.46%
Taiwan Semiconductor Manufacturing Co., Ltd.	383,000	18,711
ASML Holding NV	7,692	8,222
Samsung Electronics Co., Ltd.	65,385	5,449
MediaTek, Inc.	91,000	4,123
SK hynix, Inc.	6,576	2,978
Broadcom, Inc.	7,657	2,650
SAP SE	8,332	2,039
NEC Corp.	53,700	1,811
ASMPT, Ltd.	128,900	1,283
Tokyo Electron, Ltd.	5,400	1,186
Sage Group PLC (The)	61,338	893
Capgemini SE	4,775	791
Accton Technology Corp.	21,000	786
Halma PLC	13,514	640
Bechtle AG, non-registered shares	11,841	608
Lenovo Group, Ltd.	422,000	500
Fujitsu, Ltd.	14,800	406
ASM International NV	605	365
Jentech Precision Industrial Co., Ltd.	4,000	345
Lumine Group, Inc., subordinate voting shares (a)	10,019	198
Keyence Corp.	500	181
eMemory Technology, Inc.	3,000	164
Newgen Software Technologies, Ltd.	13,433	126
		54,455

Consumer discretionary 9.16%
Industria de Diseno Textil SA	84,429	5,561
Trip.com Group, Ltd. (ADR)	34,793	2,502
Trip.com Group, Ltd.	9,800	703
Prosus NV, Class N	46,295	2,859
Renault SA	63,846	2,643
LVMH Moet Hennessy-Louis Vuitton SE	2,789	2,103
MGM China Holdings, Ltd.	1,130,400	1,897
H World Group, Ltd. (ADR)	27,339	1,286
Nitori Holdings Co., Ltd.	68,900	1,206
Amadeus IT Group SA, Class A, non-registered shares	16,285	1,195
Moncler SpA	17,462	1,122
Midea Group Co., Ltd., Class A	88,300	987
Hyundai Motor Co.	4,578	937
Entain PLC	90,259	930
ANTA Sports Products, Ltd.	88,200	911
Compagnie Financiere Richemont SA, Class A	3,955	854
Evolution AB	12,432	846
InterContinental Hotels Group PLC	5,768	808
Suzuki Motor Corp.	48,300	717
Games Workshop Group PLC	2,550	647
B&M European Value Retail SA	255,033	580
Accor SA	9,477	537
Berkeley Group Holdings PLC	9,423	495
Restaurant Brands International, Inc. (CAD denominated)	7,186	490
Meituan, Class B (a)	36,700	484
Compagnie Generale des Etablissements Michelin	13,559	450
Galaxy Entertainment Group, Ltd.	87,361	429

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Paltac Corp.	13,700	$422
Dixon Technologies (India), Ltd.	3,136	422
D’Ieteren Group	2,336	421
Aristocrat Leisure, Ltd.	9,860	383
Maruti Suzuki India, Ltd.	1,900	353
Alibaba Group Holding, Ltd. (ADR)	2,241	329
Amber Enterprises India, Ltd. (a)	4,286	305
BYD Co., Ltd., Class A	17,800	249
		37,063

Consumer staples 8.06%
British American Tobacco PLC	121,643	6,894
Nestle SA	48,668	4,837
Philip Morris International, Inc.	23,763	3,812
Pernod Ricard SA	31,124	2,665
Imperial Brands PLC	47,541	1,999
Carlsberg A/S, Class B	13,206	1,731
Carrefour SA, non-registered shares	87,378	1,458
KT&G Corp.	13,480	1,327
Arca Continental, SAB de CV	122,057	1,321
L’Oreal SA, non-registered shares	2,952	1,268
Danone SA	12,837	1,158
Anheuser-Busch InBev SA/NV	14,891	955
Yamazaki Baking Co., Ltd.	38,000	800
Kweichow Moutai Co., Ltd., Class A	2,990	589
Ocado Group PLC (a)	168,153	534
Unilever PLC	7,516	491
Tsingtao Brewery Co., Ltd., Class H	65,738	411
United Spirits, Ltd.	23,192	373
		32,623

Materials 7.38%
Barrick Mining Corp.	84,106	3,663
Glencore PLC	562,062	3,057
BASF SE	43,621	2,279
Valterra Platinum, Ltd. (ZAR denominated)	21,023	1,780
Valterra Platinum, Ltd. (GBP denominated)	1,235	102
Agnico Eagle Mines, Ltd.	10,958	1,858
Heidelberg Materials AG, non-registered shares	7,035	1,842
Amcor PLC	111,303	928
Amcor PLC (CDI)	83,938	702
Vale SA (ADR), ordinary nominative shares	71,119	927
Vale SA, ordinary nominative shares	31,452	411
Linde PLC	2,521	1,075
Norsk Hydro ASA	136,521	1,055
Anhui Conch Cement Co., Ltd., Class H	364,000	1,030
Southern Copper Corp.	7,079	1,016
Impala Platinum Holdings, Ltd.	60,988	960
Grupo Mexico, SAB de CV, Series B	96,492	911
Mitsubishi Chemical Group Corp.	148,200	866
Nutrien, Ltd. (CAD denominated) (d)	12,924	798
Air Liquide SA	3,291	619
Pan American Silver Corp.	10,970	568
Franco-Nevada Corp. (CAD denominated)	2,507	520
Shin-Etsu Chemical Co., Ltd.	15,900	494
Holcim, Ltd.	4,384	430
Saudi Basic Industries Corp. non-registered shares	30,558	418
Rio Tinto PLC	4,810	384
Fortescue, Ltd.	23,214	339

65	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Smurfit Westrock PLC	6,985	$270
Givaudan SA	43	171
Freeport-McMoRan, Inc.	2,750	140
Antofagasta PLC	3,109	136
Zijin Gold International Co., Ltd. (a)	5,700	107
Alrosa PJSC (a)(b)	53,607	— (c)
		29,856

Health care 7.34%
AstraZeneca PLC	38,403	7,074
Sanofi	69,990	6,790
Novo Nordisk AS, Class B	53,114	2,707
Roche Holding AG, nonvoting non-registered shares	6,476	2,676
EssilorLuxottica SA	7,815	2,471
Bayer AG	41,796	1,803
Chugai Pharmaceutical Co., Ltd.	23,600	1,241
Grifols SA, Class B (ADR)	111,869	1,046
bioMerieux SA	7,827	1,013
Haleon PLC	171,515	868
Genus PLC	14,818	516
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	39,000	356
Max Healthcare Institute, Ltd.	29,463	343
Fresenius SE & Co. KGaA	5,932	341
Daiichi Sankyo Co., Ltd.	13,300	283
HOYA Corp.	1,100	167
Euroapi SA (a)	1,412	4
		29,699

Communication services 6.89%
Koninklijke KPN NV	788,424	3,688
Tencent Holdings, Ltd.	41,600	3,188
Singapore Telecommunications, Ltd.	888,400	3,148
Orange	157,504	2,628
Publicis Groupe SA	23,008	2,387
Bharti Airtel, Ltd.	87,940	2,063
BT Group PLC	457,419	1,131
Nintendo Co., Ltd.	15,800	1,067
MTN Group, Ltd.	99,852	1,020
Nippon Television Holdings, Inc.	40,600	984
Swisscom AG (a)	1,279	929
NetEase, Inc.	32,700	900
HYBE Co., Ltd.	3,482	794
Advanced Info Service PCL, foreign registered shares	79,600	791
America Movil, SAB de CV, Class B (ADR)	28,591	591
Universal Music Group NV	19,644	513
Indus Towers, Ltd. (a)	95,111	443
Spotify Technology SA (a)	718	417
Bezeq - The Israel Telecommunication Corp., Ltd.	179,312	400
KT Corp. (ADR)	21,009	399
Deutsche Telekom AG	11,484	373
		27,854

Energy 4.09%
TotalEnergies SE (EUR denominated)	61,065	3,980
Cameco Corp. (CAD denominated)	30,495	2,792
Canadian Natural Resources, Ltd. (CAD denominated)	55,772	1,889
Shell PLC (GBP denominated)	47,821	1,757
Cenovus Energy, Inc. (CAD denominated)	82,434	1,395

American Funds Insurance Series	66

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,261	$207
SLB, Ltd.	31,870	1,223
Gaztransport & Technigaz SA	3,851	706
TC Energy Corp. (CAD denominated)	12,547	691
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	44,300	525
BP PLC	80,418	467
ADNOC Drilling Co. PJSC	255,406	371
Tourmaline Oil Corp.	5,853	263
Adnoc Gas PLC	236,746	229
South Bow Corp.	2,470	68
Sovcomflot PAO (a)(b)	356,717	— (c)
		16,563

Utilities 2.82%
Engie SA	109,339	2,875
RWE AG	42,284	2,250
SSE PLC	76,631	2,247
Iberdrola SA, non-registered shares	103,600	2,242
Brookfield Infrastructure Partners, LP	17,993	625
Snam SpA	79,832	530
CPFL Energia SA	44,362	431
Veolia Environnement SA	6,331	221
		11,421

Real estate 1.49%
Mitsubishi Estate Co., Ltd.	76,900	1,873
Prologis Property Mexico, SA de CV, REIT	183,868	770
CK Asset Holdings, Ltd.	120,500	607
Henderson Land Development Co., Ltd.	162,000	585
China Resources Land, Ltd.	152,500	531
Link REIT	91,068	406
Sun Hung Kai Properties, Ltd.	33,000	400
CapitaLand Integrated Commercial Trust REIT	207,700	385
Longfor Group Holdings, Ltd. (d)	236,242	259
Goodman Logistics (HK), Ltd. REIT	10,467	215
		6,031
Total common stocks (cost: $267,862,000)		397,422
Preferred securities 0.05%
Materials 0.05%
Gerdau SA, preferred nominative shares	54,142	201
Total preferred securities (cost: $203,000)		201
Short-term securities 1.54%
Money market investments 1.35%
Capital Group Central Cash Fund 3.79% (e)(f)	54,405	5,441

67	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.19%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (e)(g)	762,897	$763
Total short-term securities (cost: $6,203,000)		6,204
Total investment securities 99.81% (cost: $274,268,000)		403,827
Other assets less liabilities 0.19%		788
Net assets 100.00%		$404,615
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.35%
Money market investments 1.35%
Capital Group Central Cash Fund 3.79% (e)	$11,674	$93,352	$99,583	$1	$(3)	$5,441	$489

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)	Rate represents the seven-day yield at 12/31/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	68

Capital Income Builder
Investment portfolio December 31, 2025

Common stocks 77.84%	Shares	Value (000)
Financials 16.08%
JPMorgan Chase & Co.	79,207	$25,522
NatWest Group PLC	1,731,569	15,103
Morgan Stanley	85,027	15,095
Zurich Insurance Group AG	15,915	12,080
Wells Fargo & Co.	121,236	11,299
Munchener Ruckversicherungs-Gesellschaft AG	15,382	10,158
BlackRock, Inc.	9,038	9,674
ING Groep NV	336,786	9,467
DBS Group Holdings, Ltd.	201,816	8,832
PNC Financial Services Group, Inc.	42,111	8,790
Progressive Corp.	31,499	7,173
Truist Financial Corp.	133,958	6,592
Banco Santander SA	543,341	6,376
Tokio Marine Holdings, Inc.	169,500	6,293
Banco Bilbao Vizcaya Argentaria SA	255,877	5,985
KB Financial Group, Inc.	67,948	5,874
American International Group, Inc.	61,289	5,243
AIA Group, Ltd.	475,600	4,885
TPG, Inc., Class A	74,597	4,762
Sampo Oyj, Class A	382,120	4,632
National Bank of Canada	34,385	4,324
Power Corp. of Canada, subordinate voting shares	73,430	3,903
Toronto-Dominion Bank (The) (CAD denominated)	39,762	3,747
East West Bancorp, Inc.	32,600	3,664
UniCredit SpA	43,377	3,601
Intact Financial Corp.	16,137	3,359
Euronext NV	21,230	3,186
Hana Financial Group, Inc.	48,224	3,146
360 ONE WAM, Ltd.	229,493	3,031
EFG International AG	108,196	2,587
BNP Paribas SA	25,427	2,406
PICC Property and Casualty Co., Ltd., Class H	1,138,000	2,386
Mizuho Financial Group, Inc.	64,500	2,342
Skandinaviska Enskilda Banken AB, Class A	108,326	2,287
3i Group PLC	51,598	2,245
Webster Financial Corp.	35,040	2,205
Apollo Asset Management, Inc.	13,850	2,005
Marsh & McLennan Cos., Inc.	10,553	1,958
Banco BPM SpA	128,347	1,950
London Stock Exchange Group PLC	15,893	1,914
Deutsche Bank AG	49,165	1,912
BPER Banca SpA	141,331	1,911
Swiss Re AG	10,507	1,752
State Street Corp.	12,200	1,574
CME Group, Inc., Class A	5,612	1,533
Bank Central Asia Tbk PT	2,982,500	1,440
Standard Chartered PLC	56,936	1,390
Japan Post Bank Co., Ltd.	98,700	1,388
Western Union Co. (a)	142,256	1,324
Allianz SE	2,883	1,322
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,186
Bank of America Corp.	21,552	1,185
Canadian Imperial Bank of Commerce	12,297	1,115
Patria Investments, Ltd., Class A	70,098	1,114
Blackstone, Inc.	7,179	1,107
Citizens Financial Group, Inc.	18,221	1,064
SouthState Bank Corp.	10,883	1,024
Vontobel Holding AG	10,189	824
Equitable Holdings, Inc.	16,750	798
Resona Holdings, Inc.	62,400	592
Houlihan Lokey, Inc., Class A	2,796	487

69	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
T&D Holdings, Inc.	21,000	$484
Medibank Private, Ltd.	134,820	430
Sberbank of Russia PJSC (b)	204,176	— (c)
		267,037

Information technology 10.58%
Broadcom, Inc.	198,986	68,869
Taiwan Semiconductor Manufacturing Co., Ltd.	857,800	41,907
Microsoft Corp.	48,647	23,527
Accenture PLC, Class A	42,563	11,420
Seagate Technology Holdings PLC	21,770	5,995
KLA Corp.	3,790	4,605
Texas Instruments, Inc.	19,132	3,319
Tokyo Electron, Ltd.	14,700	3,228
TE Connectivity PLC	11,194	2,547
MediaTek, Inc.	52,000	2,356
TDK Corp.	145,400	2,057
SAP SE	8,376	2,049
Analog Devices, Inc.	5,814	1,577
Skyworks Solutions, Inc.	17,043	1,081
Samsung Electronics Co., Ltd.	7,752	646
Capgemini SE	2,465	408
		175,591

Health care 8.92%
AbbVie, Inc.	110,866	25,332
AstraZeneca PLC	95,762	17,638
Abbott Laboratories	132,522	16,604
Amgen, Inc.	48,793	15,970
Gilead Sciences, Inc.	110,674	13,584
Sanofi	116,243	11,278
Johnson & Johnson	38,511	7,970
UnitedHealth Group, Inc.	22,859	7,546
Medtronic PLC	77,419	7,437
Novo Nordisk AS, Class B	120,968	6,166
CVS Health Corp.	46,518	3,692
Takeda Pharmaceutical Co., Ltd.	108,825	3,381
Bristol-Myers Squibb Co.	51,448	2,775
Merck & Co., Inc.	20,750	2,184
Sandoz Group AG	19,286	1,406
EBOS Group, Ltd.	82,604	1,302
Roche Holding AG, nonvoting non-registered shares	2,615	1,081
GSK PLC	43,796	1,076
Royalty Pharma PLC, Class A	24,004	927
EssilorLuxottica SA	2,582	816
		148,165

Industrials 8.89%
RTX Corp.	170,579	31,284
Volvo AB, Class B	337,790	10,827
Siemens AG	32,234	9,052
Marubeni Corp.	248,100	6,904
BAE Systems PLC	262,306	6,030
Deutsche Post AG	105,963	5,804
RELX PLC	135,157	5,467
Mitsubishi Corp.	214,081	4,906
Union Pacific Corp.	20,631	4,772
Singapore Technologies Engineering, Ltd.	657,600	4,290

American Funds Insurance Series	70

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
ITOCHU Corp.	307,500	$3,881
Bouygues SA	71,499	3,706
Northrop Grumman Corp.	6,044	3,446
Honeywell International, Inc.	17,528	3,420
Paychex, Inc.	29,637	3,325
Automatic Data Processing, Inc.	12,517	3,220
Airbus SE, non-registered shares	12,478	2,894
FedEx Corp.	9,893	2,858
Watsco, Inc.	8,477	2,856
Schneider Electric SE	9,854	2,701
Broadridge Financial Solutions, Inc.	11,281	2,518
Localiza Rent a Car SA, ordinary nominative shares	281,769	2,222
Localiza Rent a Car SA (d)	10,837	82
Hikari Tsushin, Inc.	7,100	1,984
Bureau Veritas SA	60,554	1,928
Trinity Industries, Inc.	71,017	1,878
Canadian National Railway Co. (CAD denominated)	17,596	1,740
Wolters Kluwer NV	14,975	1,555
Epiroc AB, Class A	60,943	1,379
Epiroc AB, Class B	4,933	100
SPIE SA	24,869	1,432
PACCAR, Inc.	12,078	1,323
Ryanair Holdings PLC (ADR)	18,149	1,310
UL Solutions, Inc., Class A	16,361	1,290
Carrier Global Corp.	23,347	1,234
Transurban Group	121,112	1,145
Sulzer AG	3,498	649
Brambles, Ltd.	40,982	628
Caterpillar, Inc.	1,059	607
Computershare Ltd.	22,570	513
Robert Half, Inc.	16,144	438
		147,598

Consumer staples 8.01%
Philip Morris International, Inc.	243,788	39,104
British American Tobacco PLC	522,457	29,612
British American Tobacco PLC (ADR)	42,214	2,390
Mondelez International, Inc., Class A	238,135	12,819
Imperial Brands PLC	193,418	8,132
Nestle SA	56,409	5,607
Sysco Corp.	57,332	4,225
Danone SA	46,784	4,221
Coca-Cola Co.	50,926	3,560
Altria Group, Inc.	60,789	3,505
Procter & Gamble Co.	18,551	2,658
Carlsberg A/S, Class B	18,209	2,387
Kimberly-Clark Corp.	20,235	2,041
WH Group, Ltd.	1,742,500	1,940
General Mills, Inc.	39,690	1,846
Unilever PLC	23,728	1,551
Marks and Spencer Group PLC	341,848	1,521
PepsiCo, Inc.	8,237	1,182
Dollar General Corp.	8,654	1,149
Anheuser-Busch InBev SA/NV	12,119	777
ITC, Ltd.	169,385	760
Pernod Ricard SA	8,821	755
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	706
Constellation Brands, Inc., Class A	4,173	576
		133,024

71	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 5.67%
Dominion Energy, Inc.	193,401	$11,331
National Grid PLC	593,470	9,146
SSE PLC	303,935	8,912
Engie SA	334,941	8,807
Iberdrola SA, non-registered shares	368,808	7,983
E.ON SE	279,307	5,295
Pinnacle West Capital Corp.	58,731	5,209
DTE Energy Co.	38,794	5,004
CenterPoint Energy, Inc.	126,239	4,840
Sempra	49,773	4,395
Duke Energy Corp.	33,977	3,982
RWE AG	59,273	3,154
Atmos Energy Corp.	16,350	2,741
Exelon Corp.	62,697	2,733
AES Corp.	138,163	1,981
Power Grid Corp. of India, Ltd.	637,504	1,875
Entergy Corp.	17,392	1,608
NextEra Energy, Inc.	19,324	1,551
Southern Co. (The)	17,393	1,517
SembCorp Industries, Ltd.	268,900	1,255
Power Assets Holdings, Ltd.	127,000	900
		94,219

Consumer discretionary 5.15%
Industria de Diseno Textil SA	200,194	13,187
McDonald’s Corp.	28,168	8,609
Starbucks Corp.	98,994	8,336
LVMH Moet Hennessy-Louis Vuitton SE	9,855	7,430
Home Depot, Inc.	19,641	6,758
YUM! Brands, Inc.	38,261	5,788
Midea Group Co., Ltd., Class A	497,866	5,566
Compagnie Generale des Etablissements Michelin	154,783	5,133
Royal Caribbean Cruises, Ltd.	18,121	5,054
Evolution AB	62,107	4,227
Amadeus IT Group SA, Class A, non-registered shares	44,461	3,261
Compagnie Financiere Richemont SA, Class A	11,721	2,530
Tractor Supply Co.	38,329	1,917
Restaurant Brands International, Inc.	27,181	1,855
NEXT PLC	9,190	1,691
Galaxy Entertainment Group, Ltd.	288,000	1,413
Vail Resorts, Inc.	8,836	1,173
Darden Restaurants, Inc.	3,355	617
Jumbo SA	15,226	500
Aristocrat Leisure, Ltd.	11,598	450
		85,495

Energy 4.71%
Exxon Mobil Corp.	138,000	16,607
Canadian Natural Resources, Ltd. (CAD denominated)	426,351	14,441
Canadian Natural Resources, Ltd.	19,944	675
Shell PLC (GBP denominated)	231,846	8,517
Shell PLC (ADR)	9,821	721
TC Energy Corp. (CAD denominated) (a)	133,821	7,369
TotalEnergies SE (EUR denominated)	92,774	6,047
ConocoPhillips	50,076	4,688
South Bow Corp. (a)	155,157	4,267
EQT Corp.	64,885	3,478
EOG Resources, Inc.	28,657	3,009
Chevron Corp.	18,330	2,794

American Funds Insurance Series	72

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
ONEOK, Inc.	35,701	$2,624
DT Midstream, Inc.	10,692	1,280
Cenovus Energy, Inc.	62,889	1,064
Adnoc Gas PLC	656,312	634
		78,215

Materials 3.55%
Air Products and Chemicals, Inc.	30,617	7,563
Smurfit Westrock PLC	158,869	6,143
Nitto Denko Corp.	245,538	5,834
Rio Tinto PLC	66,849	5,334
International Paper Co.	134,100	5,282
Barrick Mining Corp.	106,459	4,636
Anglo American PLC	103,247	4,255
Vale SA, ordinary nominative shares	217,725	2,847
Vale SA (ADR), ordinary nominative shares	96,273	1,254
Shin-Etsu Chemical Co., Ltd.	121,262	3,771
Linde PLC	8,159	3,479
Amcor PLC	301,316	2,513
BASF SE	44,227	2,311
Antofagasta PLC	51,846	2,276
Eastman Chemical Co.	8,693	555
Air Liquide SA	2,512	473
Givaudan SA	110	437
		58,963

Communication services 3.52%
Singapore Telecommunications, Ltd.	3,937,700	13,951
T-Mobile US, Inc.	38,544	7,826
Publicis Groupe SA	68,287	7,084
AT&T, Inc.	248,999	6,185
Koninklijke KPN NV	1,163,701	5,444
Comcast Corp., Class A	134,482	4,020
Verizon Communications, Inc.	67,668	2,756
NetEase, Inc.	97,400	2,680
Omnicom Group, Inc.	26,622	2,150
Nintendo Co., Ltd.	23,700	1,601
HKT Trust and HKT, Ltd., units	1,023,240	1,512
Deutsche Telekom AG	44,105	1,431
America Movil, SAB de CV, Class B (ADR)	38,200	790
Telkom Indonesia (Persero) Tbk PT, Class B	2,512,000	523
Swisscom AG (d)	566	411
		58,364

Real estate 2.76%
Welltower, Inc. REIT	58,648	10,886
Prologis, Inc. REIT	38,994	4,978
American Tower Corp. REIT	26,189	4,598
VICI Properties, Inc. REIT	160,317	4,508
Rexford Industrial Realty, Inc. REIT	98,470	3,813
Extra Space Storage, Inc. REIT	19,058	2,482
Public Storage REIT	8,874	2,303
Mindspace Business Parks REIT	413,863	2,187
UDR, Inc. REIT	48,752	1,788
CK Asset Holdings, Ltd.	328,500	1,655
Equinix, Inc. REIT	1,780	1,364
Link REIT	302,148	1,346
CTP NV	56,484	1,183

73	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Sun Communities, Inc. REIT	5,902	$731
Embassy Office Parks REIT	140,661	681
SBA Communications Corp. REIT, Class A	2,744	531
Longfor Group Holdings, Ltd.	357,634	392
Lineage, Inc. REIT	7,600	266
Kimco Realty Corp. REIT	5,095	103
		45,795
Total common stocks (cost: $866,080,000)		1,292,466
Convertible stocks 0.29%
Information technology 0.16%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,608

Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,531

Financials 0.04%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	674
Total convertible stocks (cost: $4,335,000)		4,813
Bonds, notes & other debt instruments 14.62%	Principal amount (000)
U.S. Treasury bonds & notes 5.92%
U.S. Treasury 5.92%
U.S. Treasury 4.00% 2/15/2026	USD2,369	2,370
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,806
U.S. Treasury 1.875% 6/30/2026	3,855	3,825
U.S. Treasury 1.125% 10/31/2026	995	975
U.S. Treasury 2.00% 11/15/2026	2,800	2,763
U.S. Treasury 4.625% 11/15/2026	1,200	1,211
U.S. Treasury 4.00% 1/15/2027	6,541	6,573
U.S. Treasury 0.50% 4/30/2027	2,375	2,284
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	1,811	1,812
U.S. Treasury 3.375% 11/30/2027	9	9
U.S. Treasury 3.375% 12/31/2027	17,721	17,687
U.S. Treasury 4.00% 2/29/2028	745	753
U.S. Treasury 1.25% 3/31/2028	1,350	1,285
U.S. Treasury 3.625% 3/31/2028	3	4
U.S. Treasury 3.50% 12/15/2028 (e)	10,891	10,878
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	381
U.S. Treasury 3.625% 9/30/2030	809	806
U.S. Treasury 3.625% 12/31/2030	12,352	12,295
U.S. Treasury 3.75% 8/31/2031	297	296
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 3.875% 12/31/2032	6,955	6,927
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.00% 11/15/2035	6,687	6,596
U.S. Treasury 4.50% 8/15/2039	1,045	1,048
U.S. Treasury 4.75% 2/15/2041	1,730	1,764
U.S. Treasury 2.00% 11/15/2041	300	210
U.S. Treasury 4.625% 11/15/2045	679	664

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.375% 5/15/2051	USD196	$124
U.S. Treasury 4.00% 11/15/2052	152	132
U.S. Treasury 4.75% 8/15/2055	8,884	8,753
U.S. Treasury 4.625% 11/15/2055	2,038	1,968
Total U.S. Treasury bonds & notes		98,331
Mortgage-backed obligations 5.04%
Federal agency mortgage-backed obligations 4.20%
Fannie Mae Pool #695412 5.00% 6/1/2033 (f)	— (c)	— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	729	697
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (f)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	254	240
Fannie Mae Pool #931768 5.00% 8/1/2039 (f)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (f)	4	4
Fannie Mae Pool #932606 5.00% 2/1/2040 (f)	1	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (f)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (f)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (f)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (f)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (f)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (f)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (f)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (f)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (f)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (f)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (f)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (f)	25	24
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (f)	14	14
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (f)	20	19
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (f)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (f)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	28	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	154	145
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	1,759	1,653
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (f)	2,453	2,212
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	281	256
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	111	98
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	74	66
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (f)	40	36
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	11	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	117	104
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	78	70
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	40	33
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (f)	119	107
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	179	145
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (f)	50	41
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (f)	21	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	151	135
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	18	16
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (f)	151	134
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	14	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (f)	104	94
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (f)	167	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (f)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (f)	70	65
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	148	126
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	768	695
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (f)	99	88

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (f)	USD443	$393
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (f)	254	237
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (f)	214	182
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (f)	129	110
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (f)	100	96
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	8	8
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)	172	146
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (f)	143	121
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (f)	615	545
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	49	50
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	145	118
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	103	105
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	94	96
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (f)	138	141
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (f)	86	87
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (f)	174	154
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (f)	762	726
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (f)	223	224
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	57	57
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	233	237
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	1,222	1,261
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	287	293
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	335	345
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	211	218
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	155	160
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (f)	258	245
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	95	93
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (f)	117	117
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	755	768
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	355	366
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (f)	876	833
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (f)	39	40
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (f)	586	604
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	57	60
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	22	23
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (f)	396	417
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	23	25
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	790	804
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	106	109
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	54	56
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	884	904
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	99	101
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	65	66
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	362	376
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (f)	105	108
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)	25	26
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)	17	18
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (f)	40	41
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (f)	143	146
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	701	720
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (f)	164	169
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	153	158
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (f)	94	96
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	89	93
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	67	68
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)	18	19
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	2,561	2,660
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	299	308
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)	9	9

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	USD9	$9
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	9	9
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)	8	8
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	6	6
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (f)	32	33
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	16	17
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	217	220
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	32	33
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	3	3
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	2	2
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (f)	94	97
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (f)	226	230
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (f)	553	543
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)	192	191
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (f)	302	286
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (f)	65	62
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (f)	38	39
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	422	412
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	524	538
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)	309	302
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	31	32
Fannie Mae Pool #190445 6.50% 3/1/2055 (f)	421	437
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (f)	236	246
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (f)	2,011	2,115
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (f)	247	234
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)	327	319
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	67	68
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	19	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	178	183
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (f)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (f)	911	936
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (f)	2	2
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (f)	855	888
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (f)	169	175
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (f)	150	152
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	2	2
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (f)	104	108
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (f)	768	808
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (f)	246	250
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (f)	311	322
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (f)	213	218
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (f)	505	496
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	356	310
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	379	359
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (f)	105	100
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	59	51
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	102	89
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (f)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (f)	171	166
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (f)	12	12
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (f)	10	10
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (f)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (f)	21	20
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (f)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (f)	39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (f)	18	18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (f)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (f)	894	890

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	USD11	$10
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	129	115
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (f)	67	55
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	60	54
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	120	107
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	46	39
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (f)	11	10
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (f)	101	90
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	235	191
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (f)	107	95
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (f)	7	6
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (f)	440	374
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	733	651
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (f)	217	201
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	439	389
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (f)	284	271
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (f)	710	696
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)	765	648
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (f)	354	300
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	141	125
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	42	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	107	95
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (f)	159	157
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (f)	536	537
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (f)	266	271
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (f)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (f)	2,337	2,167
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	98	100
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	22	19
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (f)	415	406
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (f)	727	694
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	88	88
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (f)	480	488
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	362	369
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	30	30
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	906	921
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (f)	71	74
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	14	14
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	8	8
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (f)	30	30
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)	17	18
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (f)	16	16
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (f)	198	201
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (f)	587	588
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (f)	42	43
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	9	9
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (f)	51	49
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	6	7
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	15	15
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)	1,009	1,038
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	802	814
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	17	17
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	8	8
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	419	434

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	USD8	$8
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	261	267
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	45	46
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)	16	17
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (f)	89	90
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	22	23
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (f)	72	73
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (f)	58	59
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	272	284
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	235	243
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	79	81
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (f)	68	70
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	16	16
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)	14	14
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (f)	134	139
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	146	150
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	16	16
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	9	9
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (f)	5	5
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (f)	111	116
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	35	37
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (f)	23	24
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	18	19
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	17	17
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	17	17
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	8	8
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (f)	44	45
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	104	106
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	80	78
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	51	51
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	60	61
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	15	16
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (f)	320	325
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (f)	46	48
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (f)	21	22
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (f)	452	476
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	36	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	160	165
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	85	87
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (f)	7	7
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (f)	97	100
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (f)	132	137
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (f)	12	12
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (f)	387	398
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	293	301
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	19	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)	36	37
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	15	15
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (f)	552	574
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (f)	261	271
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	492	491
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (f)	228	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (f)	324	333
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (f)	132	138
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (f)	4	4
Freddie Mac Pool #RJ5151 6.50% 8/1/2055 (f)	450	467
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (f)	1	1
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (f)	37	38

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD160	$161
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (f)	85	81
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (f)	177	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (f)(g)	170	162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (f)(g)	78	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (f)	65	60
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	13	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (f)	808	726
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (f)	268	262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	426	415
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (f)	11	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (f)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (f)	644	634
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (f)	927	893
Government National Mortgage Assn. 4.50% 1/1/2056 (f)(h)	48	47
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (f)	151	150
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	2,647	2,523
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	56	53
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (f)	199	190
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (f)	358	359
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	963	965
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	24	23
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	432	437
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (f)	95	96
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (f)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (f)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (f)(h)	212	171
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (f)(h)	261	231
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (f)(h)	1	1
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (f)(h)	248	242
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (f)(h)	78	78
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (f)(h)	403	419
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (f)(h)	1,166	1,227
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (f)(h)	173	160
		69,743

Commercial mortgage-backed securities 0.45%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (f)(g)(i)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	122	128
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (f)(g)(i)	332	333
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (f)(g)(i)	106	106
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (f)(g)(i)	79	79
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.365% 11/15/2038 (f)(g)(i)	78	78
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(g)(i)	590	599
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (f)(g)(i)	169	170
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (f)(g)(i)	732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (f)(g)(i)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (f)(g)(i)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(g)(i)	237	244
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (f)(g)(i)	574	589
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (f)(g)(i)	213	214
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (f)(g)(i)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (f)(g)(i)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (f)(g)(i)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (f)(g)(i)	100	100

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (f)(g)(i)	USD100	$100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (f)(g)(i)	592	599
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (f)(g)(i)	329	342
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (f)(g)(i)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (f)(g)(i)	243	247
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(g)(i)	541	561
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (f)(g)(i)	108	110
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(g)(i)	312	313
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (f)(g)(i)	597	593
		7,427

Collateralized mortgage-backed obligations (privately originated) 0.39%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(g)(i)	72	66
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (f)(i)(j)	489	479
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (f)(g)(i)	56	53
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(g)(i)	142	141
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(g)(i)	358	352
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(g)(i)	131	125
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (f)(g)(i)	6	5
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (f)(g)(i)	25	25
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (f)(g)(i)	187	188
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (f)(g)(i)	58	58
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (f)(g)(i)	38	38
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (f)(g)(i)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (f)(g)(i)	7	7
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (f)(g)(i)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (f)(g)(i)	160	160
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (f)(g)(i)	90	90
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(i)(j)	81	81
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(i)	48	48
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (f)(i)(j)	670	677
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(i)	54	54
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (f)(i)	90	90
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (f)(i)(j)	392	393
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(i)(j)	101	102
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (f)(g)(i)	138	138
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(i)(j)	141	143
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(i)(j)	317	321
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (f)(i)(j)	814	823
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (f)(i)	554	527
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (f)(i)	95	94
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (f)(g)(i)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(g)(i)	13	13
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(g)(i)	11	11

81	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(g)(i)	USD6	$6
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(i)	304	279
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(i)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(i)	195	193
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(i)	167	167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(i)(j)	64	65
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (f)(g)(i)	87	88
		6,494
Total mortgage-backed obligations		83,664
Corporate bonds and notes 2.84%
Financials 0.49%
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (j)	50	52
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	703
American International Group, Inc. 5.125% 3/27/2033	17	18
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	128
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	22	20
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	238	213
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	118	122
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (j)	75	78
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (i)(j)	400	416
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (i)(j)	200	213
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (j)	45	49
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (j)	95	101
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	86	88
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (j)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	44	46
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	55	56
Corebridge Financial, Inc. 3.85% 4/5/2029	180	177
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (i)(j)	200	200
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (j)	150	152
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (j)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (j)	45	46
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (j)	60	63
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	40	40
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (j)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (j)	198	203
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (j)	52	52
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	20	18
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	328	339
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	412	432
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (j)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (j)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (j)	140	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	488	494

American Funds Insurance Series	82

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (j)	USD35	$36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (j)	57	59
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	129	128
Navient Corp. 5.00% 3/15/2027	150	150
Navient Corp. 5.625% 8/1/2033	125	114
New York Life Global Funding 3.00% 1/10/2028 (i)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	560
Osaic Holdings, Inc. 6.75% 8/1/2032 (i)	25	26
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (j)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (i)	100	102
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (j)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (j)	50	52
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (j)	10	11
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (j)	40	42
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (j)	97	96
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (j)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (j)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (i)(j)	200	209
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (i)(j)	374	371
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (j)	55	57
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	104	115
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (j)	80	84
		8,142

Health care 0.36%
AbbVie, Inc. 5.05% 3/15/2034	175	180
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	234
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	100
Amgen, Inc. 5.25% 3/2/2030	124	129
Amgen, Inc. 4.20% 3/1/2033	133	130
Amgen, Inc. 5.25% 3/2/2033	71	74
Amgen, Inc. 5.60% 3/2/2043	105	106
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	52
Baxter International, Inc. 4.45% 2/15/2029	271	272
Baxter International, Inc. 4.90% 12/15/2030	338	341
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	271
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	307
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	319
Centene Corp. 4.625% 12/15/2029	530	515
Centene Corp. 2.625% 8/1/2031	40	35
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	24
CVS Health Corp. 5.70% 6/1/2034	97	102
CVS Health Corp. 6.00% 6/1/2044	50	50
CVS Health Corp. 6.05% 6/1/2054	50	50
CVS Health Corp. 6.20% 9/15/2055	50	51
Elevance Health, Inc. 4.95% 11/1/2031	30	31
Elevance Health, Inc. 5.20% 2/15/2035	13	13

83	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Gilead Sciences, Inc. 1.65% 10/1/2030	USD8	$7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (i)	380	393
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	108
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (i)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (i)	40	36
Owens & Minor, Inc. 6.625% 4/1/2030 (i)	105	67
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	366
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	661
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	67
		6,025

Communication services 0.34%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.70% 11/15/2035	28	28
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	65
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (i)	25	23
CCO Holdings, LLC 4.25% 1/15/2034 (i)	655	558
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Charter Communications Operating, LLC 5.85% 12/1/2035	17	17
Charter Communications Operating, LLC 6.70% 12/1/2055	10	10
Discovery Communications, LLC 3.625% 5/15/2030	42	37
EchoStar Corp. 10.75% 11/30/2029	64	71
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	321
Lindblad Expeditions, LLC 7.00% 9/15/2030 (i)	195	203
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 4.875% 11/15/2035	325	325
Meta Platforms, Inc. 5.50% 11/15/2045	134	130
Meta Platforms, Inc. 5.40% 8/15/2054	29	27
Meta Platforms, Inc. 5.625% 11/15/2055	287	276
Meta Platforms, Inc. 5.55% 8/15/2064	40	37
Meta Platforms, Inc. 5.75% 11/15/2065	138	132
SBA Tower Trust 1.631% 11/15/2026 (i)	253	248
Sirius XM Radio, LLC 4.00% 7/15/2028 (i)	780	763
TEGNA, Inc. 5.00% 9/15/2029	360	357
T-Mobile USA, Inc. 3.875% 4/15/2030	625	615
T-Mobile USA, Inc. 2.55% 2/15/2031	203	185
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (i)	340	347
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	250	232
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	374	264
		5,683

Industrials 0.26%
BAE Systems PLC 5.30% 3/26/2034 (i)	200	207
Boeing Co. (The) 2.75% 2/1/2026	91	91

American Funds Insurance Series	84

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.259% 5/1/2027	USD376	$386
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	92	100
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,429
Boeing Co. (The) 5.805% 5/1/2050	136	134
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	45
CSX Corp. 4.50% 11/15/2052	35	30
EquipmentShare.com, Inc. 8.625% 5/15/2032 (i)	430	455
Herc Holdings, Inc. 7.25% 6/15/2033 (i)	90	95
Icahn Enterprises, LP 5.25% 5/15/2027	440	434
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	16
Moog, Inc. 4.25% 12/9/2027 (i)	55	54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (i)	190	199
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		4,247

Consumer discretionary 0.25%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	7
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	34
Amazon.com, Inc. 5.45% 11/20/2055	155	151
Amazon.com, Inc. 5.55% 11/20/2065	70	68
BMW US Capital, LLC 4.15% 4/9/2030 (i)	290	288
BMW US Capital, LLC 3.70% 4/1/2032 (i)	25	24
Carnival Corp. 5.75% 3/15/2030 (i)	310	319
Carnival Corp. 6.125% 2/15/2033 (i)	175	181
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	303
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	607
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	637
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	210
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	916
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
Hyundai Capital America 5.275% 6/24/2027 (i)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Newell Brands, Inc. 6.375% 5/15/2030	160	157
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (i)	150	150
		4,151

Information technology 0.23%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (i)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46

85	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 5.15% 11/15/2031	USD104	$108
Broadcom, Inc. 4.15% 4/15/2032 (i)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (i)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	10
Cloud Software Group, Inc. 8.25% 6/30/2032 (i)	200	209
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (i)	250	267
Fair Isaac Corp. 6.00% 5/15/2033 (i)	100	103
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	796
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	53
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	62
Oracle Corp. 4.80% 9/26/2032	55	53
Oracle Corp. 5.50% 8/3/2035	18	18
Oracle Corp. 5.20% 9/26/2035	405	388
Oracle Corp. 5.875% 9/26/2045	40	36
Oracle Corp. 6.00% 8/3/2055	110	97
Oracle Corp. 5.95% 9/26/2055	95	84
Oracle Corp. 6.10% 9/26/2065	40	35
Synopsys, Inc. 4.65% 4/1/2028	40	41
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	41
Synopsys, Inc. 5.15% 4/1/2035	780	793
Synopsys, Inc. 5.70% 4/1/2055	380	377
WULF Compute, LLC 7.75% 10/15/2030 (i)	75	77
		3,886

Energy 0.23%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (i)	300	302
Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (i)	9	10
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (i)	270	256
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	340
Exxon Mobil Corp. 3.452% 4/15/2051	210	151
Hess Midstream Operations, LP 5.875% 3/1/2028 (i)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (i)	400	375
NFE Financing, LLC 12.00% 11/15/2029 (i)(l)	148	43
Occidental Petroleum Corp. 5.55% 10/1/2034	124	127
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	189
Petroleos Mexicanos 6.84% 1/23/2030	300	305
Sunoco, LP 5.625% 3/15/2031 (i)	20	20
Sunoco, LP 5.875% 3/15/2034 (i)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (i)	595	542

American Funds Insurance Series	86

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (i)	USD195	$200
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (i)	100	102
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (i)	75	82
		3,826

Utilities 0.21%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	131
Edison International 5.45% 6/15/2029	100	102
Edison International 5.25% 3/15/2032	389	389
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (i)(j)	200	233
FirstEnergy Corp. 2.65% 3/1/2030	393	367
FirstEnergy Corp. 2.25% 9/1/2030	107	97
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	97
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	104
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	286
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	338
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	54
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	388
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	137
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	173
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	24
PacifiCorp 5.50% 5/15/2054	95	85
PacifiCorp 5.80% 1/15/2055	25	23
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	149
Southern California Edison Co. 5.90% 3/1/2055	30	29
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	26
		3,449

Real estate 0.18%
American Tower Corp. 4.05% 3/15/2032	11	11
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	98
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Iron Mountain, Inc. 4.50% 2/15/2031 (i)	530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	518
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (i)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	460
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	100
Prologis, LP 5.00% 3/15/2034	40	41
Service Properties Trust 0% 9/30/2027 (i)	45	41
Service Properties Trust 3.95% 1/15/2028	480	453
Service Properties Trust 8.375% 6/15/2029	680	684
		3,034

Consumer staples 0.17%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	49

87	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (i)	USD260	$256
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	430
BAT Capital Corp. 6.421% 8/2/2033	38	42
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	46
BAT Capital Corp. 4.758% 9/6/2049	121	102
BAT Capital Corp. 7.081% 8/2/2053	69	78
BAT International Finance PLC 4.448% 3/16/2028	150	151
Coty, Inc. 5.60% 1/15/2031 (i)	119	120
H.J. Heinz Co. 4.875% 10/1/2049	235	202
Mars, Inc. 4.80% 3/1/2030 (i)	25	26
Mars, Inc. 5.20% 3/1/2035 (i)	165	170
Mars, Inc. 5.65% 5/1/2045 (i)	71	72
Mars, Inc. 5.70% 5/1/2055 (i)	145	144
Mars, Inc. 5.80% 5/1/2065 (i)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	127
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	74
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57
Philip Morris International, Inc. 5.625% 9/7/2033	30	32
Philip Morris International, Inc. 4.90% 11/1/2034	90	91
Post Holdings, Inc. 6.375% 3/1/2033 (i)	330	334
		2,828

Materials 0.12%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	61
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	29
Celanese US Holdings, LLC 6.879% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (i)	545	575
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (i)	40	42
Consolidated Energy Finance SA 5.625% 10/15/2028 (i)	750	488
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
Dow Chemical Co. (The) 3.60% 11/15/2050	75	49
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	55
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 5.875% 1/15/2036	32	32
LYB International Finance III, LLC 3.625% 4/1/2051	102	66
NOVA Chemicals Corp. 8.50% 11/15/2028 (i)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (i)	325	318
		1,929
Total corporate bonds and notes		47,200

American Funds Insurance Series	88

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.73%
Other asset-backed securities 0.39%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (f)(i)	USD100	$100
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(i)	215	215
Auxilior Term Funding, LLC, Series 2024-1, Class A2, 5.84% 3/15/2027 (f)(i)	61	61
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (f)(i)	277	281
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(i)	42	43
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(i)	554	565
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(i)	347	294
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(i)	86	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (f)(i)	90	57
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (f)(i)	90	58
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(i)	312	254
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(i)	483	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(i)	181	182
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (f)(i)	134	135
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(i)	322	309
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(i)	60	56
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(i)	73	72
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(i)	278	267
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(i)	354	359
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (f)(i)	138	139
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(i)	935	783
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(i)	315	317
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(i)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(i)	127	128
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(i)	20	19
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (f)(i)	85	85
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(i)	139	141
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(i)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(i)	175	176
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (f)(i)	45	46
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(i)	94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(i)	28	28
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(i)	72	70
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (f)(i)	189	190
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(i)	69	70
		6,421

Auto loan 0.27%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(i)	66	66
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(i)	33	33
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(i)	339	353
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(i)	497	499
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (f)	11	11
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(i)	185	185
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (f)(i)	150	151
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (f)(i)	273	275
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (f)(i)	176	180
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(i)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (f)(i)	188	189
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(i)	65	65
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(i)	285	293
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(i)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (f)	10	10
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (f)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(i)	268	263
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)	100	98
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(i)	100	98
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(i)	187	191

89	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (f)	USD5	$5
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (f)	28	28
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(i)	335	334
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (f)(i)	632	639
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(i)	188	190
		4,582

Credit card 0.04%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(i)	400	401
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(i)	246	248
		649

Student loan 0.03%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(i)	23	21
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(i)	42	39
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(i)	94	89
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(i)	188	178
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (f)(g)(i)	98	98
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(i)	39	35
		460
Total asset-backed obligations		12,112
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Mexico 0.03%
United Mexican States 3.25% 4/16/2030	200	189
United Mexican States 7.375% 5/13/2055	245	265
		454

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	198

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	176
Total bonds & notes of governments & government agencies outside the U.S.		828
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	201

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	140
Total municipals		341
Loans 0.02%
Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(g)(i)(m)	221	220
Total bonds, notes & other debt instruments (cost: $243,321,000)		242,696

American Funds Insurance Series	90

Capital Income Builder (continued)
Investment funds 2.29%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (n)	4,482,146	$38,098
Total investment funds (cost: $40,853,000)		38,098
Short-term securities 5.53%
Money market investments 4.90%
Capital Group Central Cash Fund 3.79% (n)(o)	814,073	81,415

Money market investments purchased with collateral from securities on loan 0.63%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (o)(p)	10,408,626	10,409
Total short-term securities (cost: $91,803,000)		91,824
Total investment securities 100.57% (cost: $1,246,392,000)		1,669,897
Other assets less liabilities (0.57)%		(9,521)
Net assets 100.00%		$1,660,376
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	389	4/6/2026	USD81,219	$(17)
5 Year U.S. Treasury Note Futures	Long	251	4/6/2026	27,436	(61)
10 Year U.S. Treasury Note Futures	Short	21	3/31/2026	(2,361)	21
10 Year Ultra U.S. Treasury Note Futures	Short	40	3/31/2026	(4,601)	15
20 Year U.S. Treasury Bond Futures	Long	32	3/31/2026	3,699	(41)
30 Year Ultra U.S. Treasury Bond Futures	Long	99	3/31/2026	11,682	(196)
					$(279)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD350	$1	$—	$1
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD338	(1)	—	(1)
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	139	—	139
SOFR	Annual	4.1275%	Annual	7/27/2050	USD310	3	—	3
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	118	—	118
						$260	$—	$260

91	American Funds Insurance Series

Capital Income Builder (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD5,044	$114	$116	$(2)
Investments in affiliates (n)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.29%
Capital Group Central Corporate Bond Fund	$30,920	$6,389	$—	$—	$789	$38,098	$1,550
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 3.79% (o)	60,575	370,953	350,129	16	—	81,415	4,186
Total 7.19%				$16	$789	$119,513	$5,736

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Non-income producing.
(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,717,000, which represented 0.10% of the net assets of the fund.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,579,000, which represented 2.32% of the net assets of the fund.

(j)	Step bond; coupon rate may change at a later date.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Scheduled interest and/or principal payment was not received.
(m)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $219,000, which represented 0.01% of the net assets of the fund.

(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Rate represents the seven-day yield at 12/31/2025.
(p)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
CPI = Consumer Price Index

EUR = Euros
Fncg. = Financing
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	92

Asset Allocation Fund
Investment portfolio December 31, 2025

Common stocks 65.21%	Shares	Value (000)
Information technology 17.87%
Broadcom, Inc.	3,822,547	$1,322,984
Microsoft Corp.	2,068,123	1,000,186
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,399,280	729,117
Taiwan Semiconductor Manufacturing Co., Ltd.	2,384,000	116,467
NVIDIA Corp.	2,011,419	375,130
Apple, Inc.	1,295,354	352,155
Micron Technology, Inc.	764,060	218,070
Intel Corp. (a)	5,553,952	204,941
Salesforce, Inc.	503,780	133,456
International Business Machines Corp.	427,285	126,566
ASML Holding NV (ADR)	93,894	100,453
KLA Corp.	77,592	94,280
Hewlett Packard Enterprise Co.	2,023,462	48,604
Strategy, Inc., Class A (a)	295,563	44,911
Diebold Nixdorf, Inc. (a)	532,940	36,181
Adobe, Inc. (a)	62,600	21,909
Applied Materials, Inc.	79,781	20,503
		4,945,913

Financials 10.49%
Apollo Asset Management, Inc.	1,920,083	277,951
Arthur J. Gallagher & Co.	854,008	221,009
Mastercard, Inc., Class A	361,601	206,431
Synchrony Financial	2,440,754	203,632
Aon PLC, Class A	569,972	201,132
Visa, Inc., Class A	553,014	193,948
Bank of America Corp.	3,142,147	172,818
Capital One Financial Corp.	702,338	170,219
Blue Owl Capital, Inc., Class A (b)	9,813,216	146,609
Ares Management Corp., Class A	845,012	136,579
American Express Co.	337,999	125,043
Wells Fargo & Co.	1,334,032	124,332
JPMorgan Chase & Co.	295,492	95,213
Fiserv, Inc. (a)	1,269,859	85,296
Brookfield Corp., Class A	1,805,226	82,842
Citigroup, Inc.	700,000	81,683
Brown & Brown, Inc.	964,468	76,868
Chubb, Ltd.	235,906	73,631
Progressive Corp.	280,641	63,908
Intercontinental Exchange, Inc.	374,162	60,599
Blackstone, Inc.	320,000	49,325
Kinsale Capital Group, Inc.	65,779	25,728
Goldman Sachs Group, Inc.	24,707	21,717
Figure Technology Solutions, Inc. (a)(b)	152,555	6,230
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		2,902,743

Industrials 9.72%
ATI, Inc. (a)	3,475,291	398,824
Boeing Co. (The) (a)	1,355,000	294,198
TransDigm Group, Inc.	160,869	213,932
L3Harris Technologies, Inc.	644,021	189,065
General Electric Co.	602,503	185,589
Deere & Co.	377,997	175,984
Parker-Hannifin Corp.	183,536	161,321
Union Pacific Corp.	677,572	156,736
Caterpillar, Inc.	190,000	108,845
Safran SA	312,100	108,605
United Rentals, Inc.	125,193	101,321

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Northrop Grumman Corp.	173,106	$98,707
GE Vernova, Inc.	150,939	98,649
Ingersoll-Rand, Inc.	1,177,013	93,243
Quanta Services, Inc.	152,260	64,263
Airbus SE, non-registered shares	230,632	53,496
Trane Technologies PLC	137,366	53,463
FTAI Aviation, Ltd.	249,989	49,210
CSX Corp.	1,000,000	36,250
Copart, Inc. (a)	835,833	32,723
Carrier Global Corp.	283,011	14,954
		2,689,378

Health care 6.97%
Vertex Pharmaceuticals, Inc. (a)	720,148	326,486
Gilead Sciences, Inc.	1,904,140	233,714
Eli Lilly and Co.	186,995	200,960
UnitedHealth Group, Inc.	596,573	196,935
Alnylam Pharmaceuticals, Inc. (a)	405,917	161,413
Amgen, Inc.	441,538	144,520
Thermo Fisher Scientific, Inc.	217,042	125,765
CVS Health Corp.	1,451,353	115,179
Illumina, Inc. (a)	699,527	91,750
Abbott Laboratories	637,270	79,844
Cooper Cos., Inc. (a)	889,428	72,897
Johnson & Johnson	311,733	64,513
AbbVie, Inc.	129,914	29,684
Boston Scientific Corp. (a)	300,752	28,677
Centene Corp. (a)	675,000	27,776
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,613
Medline, Inc., Class A (a)(b)	272,900	11,462
Mallinckrodt PLC (a)	36,079	3,227
Par Health, Inc. (a)(f)	36,079	338
Carbon Health Technologies, Inc., Class A (a)(c)	4,955,500	50
		1,927,803

Consumer discretionary 5.73%
Booking Holdings, Inc.	52,599	281,685
Royal Caribbean Cruises, Ltd.	648,815	180,967
Amazon.com, Inc. (a)	780,642	180,188
Starbucks Corp.	1,513,090	127,417
D.R. Horton, Inc.	700,917	100,953
NIKE, Inc., Class B	1,525,710	97,203
Carnival Corp.	2,758,206	84,236
Darden Restaurants, Inc.	424,583	78,132
Compagnie Financiere Richemont SA, Class A	346,887	74,864
Home Depot, Inc.	191,765	65,986
Texas Roadhouse, Inc.	385,658	64,019
Chipotle Mexican Grill, Inc. (a)	1,692,984	62,640
Tesla, Inc. (a)	94,134	42,334
Hilton Worldwide Holdings, Inc.	122,663	35,235
Toll Brothers, Inc.	246,730	33,363
Restaurant Brands International, Inc.	461,542	31,491
AutoZone, Inc. (a)	7,013	23,785
YUM! Brands, Inc.	91,381	13,824
DraftKings, Inc., Class A (a)	237,954	8,200
Aimbridge Topco, LLC (a)(c)	10,722	793
		1,587,315

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)

Communication services 4.71%
Alphabet, Inc., Class C	1,147,684	$360,143
Alphabet, Inc., Class A	1,068,646	334,486
Meta Platforms, Inc., Class A	553,906	365,628
Comcast Corp., Class A	6,199,119	185,292
Netflix, Inc. (a)	346,997	32,534
Tencent Holdings, Ltd.	321,500	24,636
		1,302,719

Materials 4.10%
Royal Gold, Inc.	1,301,065	289,214
Wheaton Precious Metals Corp.	2,388,702	280,720
Franco-Nevada Corp. (CAD denominated)	1,179,377	244,468
Lundin Mining Corp.	7,678,233	165,027
First Quantum Minerals, Ltd. (a)	3,889,750	104,290
Corteva, Inc.	466,775	31,288
Air Products and Chemicals, Inc.	45,664	11,280
Agnico Eagle Mines, Ltd.	56,110	9,515
Venator Materials PLC (a)(c)	4,096	— (d)
		1,135,802

Consumer staples 3.48%
Philip Morris International, Inc.	3,615,272	579,890
Constellation Brands, Inc., Class A	629,955	86,909
Keurig Dr Pepper, Inc.	3,042,963	85,233
Nestle SA	617,055	61,331
Costco Wholesale Corp.	69,889	60,268
US Foods Holding Corp. (a)	514,932	38,785
Estee Lauder Cos., Inc. (The), Class A	275,858	28,888
Coca-Cola Co.	160,431	11,216
Procter & Gamble Co.	75,358	10,799
		963,319

Utilities 1.01%
Southern Co. (The)	1,503,479	131,104
DTE Energy Co.	848,144	109,394
Vistra Corp.	144,910	23,378
FirstEnergy Corp.	323,684	14,491
		278,367

Energy 0.92%
Canadian Natural Resources, Ltd. (CAD denominated)	3,480,603	117,892
ConocoPhillips	824,000	77,135
EOG Resources, Inc.	222,924	23,409
Halliburton Co.	593,792	16,781
SLB, Ltd.	286,500	10,996
Exxon Mobil Corp.	58,185	7,002
Constellation Oil Services Holding SA (NDR) (a)	76,004	897
Altera Infrastructure, LP (c)	16,129	655
New Fortress Energy, Inc., Class A (a)	150,315	171
Expand Energy Corp.	636	70
		255,008

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.21%
American Tower Corp. REIT	136,942	$24,043
Simon Property Group, Inc. REIT	114,326	21,163
Crown Castle, Inc. REIT	134,329	11,938
		57,144
Total common stocks (cost: $10,036,058,000)		18,045,511
Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	755
Total preferred securities (cost: $465,000)		755
Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (a)	1,201	119
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $875,000)		119
Convertible stocks 0.12%
Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	18,104

Information technology 0.05%
Strategy, Inc. 8.00% perpetual convertible preferred shares	189,521	14,926
Total convertible stocks (cost: $30,331,000)		33,030
Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.03%
Macom Technology Solutions Holdings, convertible notes, 0.25% 3/15/2026	USD1,529	3,180
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	536	1,803
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	2,060
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	1,908
		8,951

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,312
Spotify USA, Inc., convertible notes, 0% 3/15/2026	1,800	2,048
		6,360

Real estate 0.02%
Ventas Realty, LP, convertible notes, 3.75% 6/1/2026	1,873	2,649
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	2,789
		5,438

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,822

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Convertible bonds & notes (continued)	Principal amount (000)	Value (000)

Health care 0.01%
Halozyme Therapeutics, Inc. convertible notes, 1.00% 8/15/2028	USD1,818	$2,417

Industrials 0.01%
Axon Enterprise, Inc., convertible notes, 0.50% 12/15/2027	692	1,743
Total convertible bonds & notes (cost: $25,052,000)		27,731
Bonds, notes & other debt instruments 28.07%
Mortgage-backed obligations 10.22%
Federal agency mortgage-backed obligations 9.21%
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (h)	2	2
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (h)	— (d)	— (d)
Fannie Mae Pool #890329 4.00% 4/1/2026 (h)	— (d)	— (d)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (h)	— (d)	— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (h)	5	5
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (h)	2	2
Fannie Mae Pool #254767 5.50% 6/1/2033 (h)	120	124
Fannie Mae Pool #555956 5.50% 12/1/2033 (h)	76	78
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (h)	209	210
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (h)	221	211
Fannie Mae Pool #929185 5.50% 1/1/2036 (h)	240	250
Fannie Mae Pool #893641 6.00% 9/1/2036 (h)	475	503
Fannie Mae Pool #893688 6.00% 10/1/2036 (h)	121	128
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (h)	3,745	3,567
Fannie Mae Pool #907239 6.00% 12/1/2036 (h)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (h)	39	42
Fannie Mae Pool #888292 6.00% 3/1/2037 (h)	343	363
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (h)	62	64
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (h)	116	110
Fannie Mae Pool #190379 5.50% 5/1/2037 (h)	37	38
Fannie Mae Pool #924952 6.00% 8/1/2037 (h)	565	598
Fannie Mae Pool #888637 6.00% 9/1/2037 (h)	7	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (h)	213	225
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (h)	663	703
Fannie Mae Pool #995224 6.00% 9/1/2038 (h)	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (h)	208	221
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (h)	135	142
Fannie Mae Pool #889983 6.00% 10/1/2038 (h)	12	13
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (h)	467	495
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (h)	65	68
Fannie Mae Pool #995391 6.00% 11/1/2038 (h)	10	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (h)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (h)	43	46
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (h)	128	136
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (h)	155	162
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (h)	324	342
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (h)	5,259	4,598
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (h)	16,006	13,515
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (h)	2,339	2,240
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (h)	1,283	1,254
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (h)	725	709
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (h)	690	675
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (h)	4,040	3,856
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (h)	6,624	6,291
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (h)	931	885
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (h)	2,088	1,982
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (h)	79	76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (h)	273	251

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (h)	USD1,089	$1,053
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (h)	1,207	1,137
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (h)	1,785	1,685
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (h)	358	328
Fannie Mae Pool #256975 7.00% 10/1/2047 (h)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (h)	1,182	1,110
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (h)	1,788	1,734
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (h)	7	7
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (h)	8	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (h)	12,659	11,913
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (h)	1,711	1,626
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (h)	1,341	1,215
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (h)	30	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (h)	4,327	3,740
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (h)	414	351
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (h)	298	253
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (h)	9,745	8,426
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)	515	418
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)	286	256
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (h)	1,134	960
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (h)	2,292	1,856
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (h)	7,872	6,762
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (h)	1,248	1,082
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (h)	685	581
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (h)	38	33
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (h)	10,867	9,832
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (h)	3,688	2,993
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (h)	1,924	1,559
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (h)	1,584	1,285
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (h)	920	914
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (h)	4,967	4,057
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (h)	196	159
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (h)	1,079	916
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (h)	759	643
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (h)	74	63
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (h)	28	23
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (h)	5,851	4,750
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (h)	1,860	1,506
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (h)	1,806	1,467
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)	328	265
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (h)	3,067	2,642
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (h)	370	314
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (h)	59	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (h)	3,989	3,253
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (h)	1,708	1,383
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (h)	93	79
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (h)	40	34
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (h)	5,630	4,987
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)	4,366	3,899
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)	529	473
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (h)	1,943	1,573
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (h)	1,933	1,565
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (h)	4,751	4,022
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (h)	1,336	1,131
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (h)	365	309
Fannie Mae Pool #BR9324 2.50% 5/1/2051 (h)	227	192
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (h)	137	116
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (h)	2,078	1,682
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (h)	33,828	28,636
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (h)	9,006	7,624

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	USD397	$354
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (h)	149	121
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (h)	1,988	1,683
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (h)	1,226	1,038
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (h)	942	798
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (h)	3,723	3,377
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (h)	67	59
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (h)	1,898	1,536
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (h)	3,960	3,365
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (h)	1,498	1,268
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (h)	655	556
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (h)	301	255
Fannie Mae Pool #BU0341 2.50% 9/1/2051 (h)	197	167
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (h)	34	28
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (h)	1,462	1,237
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (h)	766	648
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (h)	516	438
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (h)	131	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (h)	86	73
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (h)	11,198	9,064
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)	7,447	6,051
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (h)	4,515	3,655
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (h)	2,938	2,487
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (h)	998	845
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (h)	7,616	6,799
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (h)	2,352	1,910
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (h)	174	141
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (h)	41,191	34,868
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (h)	13,649	11,740
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (h)	6,406	5,514
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (h)	155	133
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (h)	74	64
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (h)	74	64
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (h)	74	63
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (h)	2,869	2,331
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (h)	1,189	965
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (h)	7,061	5,977
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (h)	982	831
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (h)	713	605
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (h)	695	589
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (h)	405	343
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (h)	119	101
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (h)	63	53
Fannie Mae Pool #FS2534 2.50% 1/1/2052 (h)	23	20
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (h)	22	18
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (h)	9,435	8,425
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (h)	6,414	5,193
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (h)	4,953	4,020
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (h)	1,800	1,458
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (h)	963	780
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (h)	8,024	6,805
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (h)	1,897	1,606
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (h)	949	805
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (h)	675	574
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (h)	657	557
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (h)	548	465
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (h)	141	120
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (h)	51,302	46,443
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (h)	2,077	1,926
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (h)	38	35

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (h)	USD2,845	$2,303
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (h)	2,578	2,092
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (h)	2,382	1,932
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (h)	1,765	1,432
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (h)	1,261	1,021
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)	1,255	1,016
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (h)	4,296	3,636
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (h)	786	669
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (h)	769	653
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (h)	611	520
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (h)	158	135
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (h)	24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (h)	336	298
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (h)	40	37
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)	5,722	4,643
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (h)	2,913	2,363
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (h)	2,069	1,675
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (h)	871	741
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (h)	857	729
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (h)	856	728
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (h)	157	134
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (h)	134	114
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (h)	23	21
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (h)	615	587
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)	9,376	7,619
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (h)	998	808
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (h)	898	764
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (h)	836	711
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (h)	151	128
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (h)	151	128
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (h)	110	93
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (h)	40	34
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (h)	2,584	2,396
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (h)	44	41
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (h)	2,335	1,892
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (h)	1,940	1,571
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (h)	690	559
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (h)	1,413	1,202
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (h)	324	287
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (h)	38	35
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (h)	5,004	4,778
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (h)	1,272	1,214
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (h)	4,482	4,398
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (h)	4,816	3,904
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)	59,903	50,708
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (h)	14,208	12,049
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (h)	162	138
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (h)	99	88
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (h)	22	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (h)	154	131
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (h)	92	79
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (h)	2,291	2,029
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (h)	545	537
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (h)	862	868
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	15,984	12,983
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (h)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (h)	9,021	8,845
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (h)	832	817
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)	388	390
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (h)	866	826

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (h)	USD862	$823
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	9,335	9,152
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (h)	2,582	2,534
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (h)	873	740
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (h)	2,212	2,255
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (h)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (h)	2,562	2,512
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (h)	560	535
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (h)	907	921
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (h)	282	261
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (h)	887	847
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	2,321	2,372
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (h)	301	287
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	2,028	2,032
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (h)	6,645	6,336
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (h)	10,165	10,195
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)	662	665
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)	896	910
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (h)	157	160
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (h)	211	220
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (h)	290	245
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (h)	279	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (h)	22,288	22,347
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (h)	564	574
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (h)	1,105	1,158
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (h)	402	419
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (h)	312	327
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (h)	11,111	9,008
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (h)	811	688
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (h)	758	643
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (h)	8,193	7,791
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (h)	13,301	13,030
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (h)	2,137	2,174
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (h)	93	95
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	5,144	5,247
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (h)	17,413	17,924
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (h)	1,621	1,649
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (h)	3,950	4,066
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (h)	13,131	12,499
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (h)	12,922	12,314
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)	3,788	3,852
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	6,118	6,297
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (h)	27	28
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (h)	33	31
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (h)	10,954	10,413
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (h)	260	264
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (h)	144	148
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)	6,339	6,599
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	1,895	1,987
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (h)	12,268	11,652
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (h)	1,869	1,783
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	575	584
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (h)	504	512
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (h)	3,043	3,135
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (h)	1,800	1,871
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	10,411	10,571
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (h)	4,423	4,499
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (h)	805	831
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	783	805
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (h)	8	8

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (h)	USD6,917	$7,037
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (h)	1,025	1,040
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (h)	1,833	1,885
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	936	972
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (h)	931	960
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	831	857
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (h)	754	781
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (h)	1,843	1,916
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)	909	948
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (h)	51	54
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (h)	5,332	5,414
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	2,307	2,353
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (h)	1,398	1,426
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	10,396	10,680
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)	1,133	1,164
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (h)	646	667
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	415	428
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (h)	112	115
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (h)	4,088	4,294
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (h)	3,177	3,327
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)	1,383	1,448
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (h)	379	396
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (h)	229	240
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (h)	401	402
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	1,368	1,391
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)	7,916	8,133
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	2,684	2,787
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	1,347	1,388
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	1,197	1,234
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	1,088	1,125
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (h)	1,053	1,082
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (h)	854	877
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (h)	308	319
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	260	270
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	248	259
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (h)	3,859	4,011
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (h)	1,451	1,518
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (h)	1,212	1,270
Fannie Mae Pool #MA5467 4.00% 9/1/2054 (h)	1,162	1,103
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	3,687	3,744
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (h)	2,297	2,345
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	2,080	2,120
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	1,072	1,088
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	2,704	2,796
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (h)	372	382
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (h)	183	188
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (h)	11,790	12,256
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (h)	2,115	2,008
Fannie Mae Pool #DC4862 4.00% 10/1/2054 (h)	494	470
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (h)	492	506
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (h)	114	117
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (h)	905	839
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (h)	1,665	1,585
Fannie Mae Pool #DB7429 4.00% 11/1/2054 (h)	1,059	1,006
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (h)	1,812	1,846
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (h)	498	505
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	285	289
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (h)	980	983
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	83	83
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (h)	1,406	1,432

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	USD23,968	$24,641
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (h)	2,749	2,824
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)	273	281
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (h)	822	780
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (h)	13,465	13,156
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (h)	1,773	1,779
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)	4,294	4,412
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (h)	2,640	2,712
Fannie Mae Pool #MA5635 3.50% 2/1/2055 (h)	— (d)	— (d)
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (h)	214	209
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	1,673	1,698
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	18,858	19,373
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (h)	1,500	1,424
Fannie Mae Pool #MB0304 4.00% 3/1/2055 (h)	910	864
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	11,592	11,326
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	6,556	6,736
Fannie Mae Pool #190445 6.50% 3/1/2055 (h)	40,481	42,078
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (h)	29,589	30,774
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (h)	4,987	4,735
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	12,283	12,001
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (h)	190	193
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	8,403	8,634
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)	282	290
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)	277	285
Fannie Mae Pool #DD6102 4.00% 5/1/2055 (h)	414	393
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (h)	162	154
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	16,971	17,438
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	5,642	5,726
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (h)	2,388	2,454
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (h)	1,206	1,239
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (h)	957	984
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	14,216	14,775
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (h)	9,839	10,233
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (h)	1,763	1,788
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (h)	2,066	2,123
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)	1,184	1,232
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (h)	2,000	1,854
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (h)	4,496	4,562
Fannie Mae Pool #BV6254 4.00% 10/1/2055 (h)	592	562
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (h)	1,294	1,228
Fannie Mae Pool #DF3744 4.00% 11/1/2055 (h)	550	522
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (h)	447	424
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (h)	442	419
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (h)	5,242	4,991
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (h)	9,003	8,883
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (h)	3,211	2,799
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (h)	8,932	7,368
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)	731	632
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)	3,094	2,816
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (h)	3,366	3,175
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (h)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (h)	50	52
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (h)	23	21
Freddie Mac Pool #C91912 3.00% 2/1/2037 (h)	6,741	6,425
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (h)	173	163
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (h)	48	45
Freddie Mac Pool #G03978 5.00% 3/1/2038 (h)	282	290
Freddie Mac Pool #G04553 6.50% 9/1/2038 (h)	35	38
Freddie Mac Pool #G08347 4.50% 6/1/2039 (h)	41	42
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (h)	17,345	15,228

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #C03518 5.00% 9/1/2040 (h)	USD398	$410
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (h)	1,161	1,138
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (h)	776	760
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (h)	510	499
Freddie Mac Pool #760014 4.632% 8/1/2045 (h)(i)	135	135
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (h)	3,402	3,305
Freddie Mac Pool #G60344 4.00% 12/1/2045 (h)	3,205	3,122
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (h)	3,124	2,905
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (h)	169	168
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (h)	149	149
Freddie Mac Pool #760015 4.021% 1/1/2047 (h)(i)	320	315
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (h)	1,036	979
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (h)	1,757	1,699
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (h)	1,496	1,489
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (h)	724	614
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (h)	2,467	2,095
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)	279	249
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (h)	24,391	19,925
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (h)	14,020	11,609
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (h)	1,958	1,589
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (h)	1,755	1,420
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (h)	2,154	1,743
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (h)	56	47
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (h)	23	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (h)	57	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (h)	25,274	20,734
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (h)	1,958	1,585
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	51	41
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (h)	396	336
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (h)	51	43
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (h)	640	542
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (h)	318	287
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (h)	764	622
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (h)	857	725
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)	322	286
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (h)	7,934	6,858
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (h)	5,449	4,723
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (h)	1,377	1,166
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (h)	1,093	925
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (h)	46	39
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (h)	5,282	4,768
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (h)	600	532
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (h)	93	83
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (h)	6,616	5,600
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (h)	298	252
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (h)	144	130
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (h)	3,564	2,888
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (h)	781	693
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)	1,565	1,270
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (h)	16,714	14,149
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (h)	5,300	4,562
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (h)	2,929	2,485
Freddie Mac Pool #QD2923 2.50% 12/1/2051 (h)	153	130
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (h)	206	166
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (h)	74	60
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (h)	2,530	2,148
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (h)	1,888	1,631
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (h)	882	751
Freddie Mac Pool #SD0853 2.50% 1/1/2052 (h)	24	20
Freddie Mac Pool #QD5662 3.00% 1/1/2052 (h)	1,983	1,759

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (h)	USD269	$242
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	4,236	3,429
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (h)	1,623	1,315
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (h)	1,548	1,253
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (h)	829	671
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (h)	800	650
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (h)	512	436
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (h)	66	56
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (h)	813	757
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (h)	7,311	5,925
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (h)	3,659	2,966
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (h)	2,808	2,279
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (h)	1,702	1,378
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (h)	1,054	855
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (h)	823	667
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (h)	249	201
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (h)	54	44
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (h)	775	659
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (h)	28	24
Freddie Mac Pool #QD7983 3.50% 3/1/2052 (h)	456	423
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (h)	2,852	2,314
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (h)	1,682	1,362
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (h)	1,527	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (h)	1,023	828
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (h)	762	649
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (h)	577	490
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)	335	284
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (h)	133	112
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (h)	107	91
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (h)	73	63
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (h)	27	23
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (h)	349	323
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (h)	802	682
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (h)	153	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (h)	113	96
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (h)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)	28,843	25,619
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (h)	3,427	2,786
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)	14,498	12,856
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)	282	250
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (h)	1,748	1,669
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)	10,697	9,055
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (h)	2,478	2,102
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (h)	336	285
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)	28,640	25,396
Freddie Mac Pool #QE8277 3.50% 7/1/2052 (h)	36	34
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (h)	1,110	994
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (h)	34,523	34,040
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (h)	157	154
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (h)	839	713
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (h)	712	607
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (h)	96	82
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (h)	1,857	1,646
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (h)	687	674
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (h)	161	158
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (h)	101	99
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (h)	875	879
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (h)	28	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (h)	997	978
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (h)	67	66

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	USD2,573	$2,523
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	4,928	4,937
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (h)	221	187
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (h)	68	58
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	11,528	11,302
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (h)	916	777
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (h)	1,774	1,685
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (h)	655	556
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (h)	2,159	2,061
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)	1,008	1,013
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (h)	9,888	9,394
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (h)	69	68
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (h)	9,024	9,040
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (h)	2,887	2,743
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (h)	3,457	3,462
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (h)	2,536	2,580
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (h)	531	556
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (h)	461	483
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (h)	437	462
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (h)	430	453
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (h)	301	318
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (h)	241	254
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (h)	147	153
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (h)	136	146
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (h)	844	717
Freddie Mac Pool #SD8356 3.00% 7/1/2053 (h)	1,684	1,492
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (h)	7,856	7,462
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (h)	27	27
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (h)	7,840	7,977
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (h)	654	682
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (h)	252	234
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (h)	339	326
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)	24,494	24,916
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (h)	812	689
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (h)	99	84
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (h)	4,194	4,321
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (h)	24	23
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	83,473	83,578
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (h)	21,615	21,935
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	670	698
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (h)	35	36
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (h)	42	44
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (h)	494	516
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (h)	264	275
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (h)	38	38
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	399	406
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	10,952	11,261
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (h)	299	284
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	10,736	10,901
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (h)	101	105
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (h)	664	630
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (h)	1,452	1,484
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (h)	1,070	1,088
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	343	357
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (h)	14,898	15,226
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (h)	7,316	7,436
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (h)	2,917	2,965
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	484	504
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	413	422
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (h)	1,550	1,604

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	USD1,097	$1,141
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (h)	1,489	1,550
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (h)	454	479
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (h)	1,882	1,880
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (h)	932	946
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (h)	705	719
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	611	623
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	5,767	5,925
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	2,703	2,789
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	614	633
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	179	184
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (h)	9,848	10,237
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (h)	4,305	4,481
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (h)	1,824	1,910
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (h)	335	336
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (h)	238	238
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (h)	213	213
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (h)	5,901	6,000
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (h)	3,678	3,742
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (h)	3,436	3,499
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	1,078	1,102
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (h)	618	630
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	5,363	5,510
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (h)	2,685	2,796
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	2,546	2,624
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	1,659	1,715
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (h)	860	885
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)	208	214
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (h)	2,356	2,449
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (h)	1,562	1,635
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)	1,234	1,290
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)	678	708
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	3,467	3,526
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (h)	2,735	2,799
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	2,212	2,246
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	2,189	2,226
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	1,461	1,496
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	1,324	1,348
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	1,071	1,087
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	5,690	5,867
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	3,067	3,171
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	2,911	3,030
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	2,831	2,946
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	1,661	1,712
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (h)	1,611	1,655
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (h)	1,050	1,097
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (h)	532	558
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)	340	354
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	200	209
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	99	103
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	1,457	1,479
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (h)	2,016	1,981
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	116	114
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (h)	5,046	5,041
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	6,112	6,202
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (h)	5,252	5,339
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (h)	5,602	5,591
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (h)	3,365	3,378
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (h)	849	852
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (h)	277	278

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	USD3,023	$3,068
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (h)	1,208	1,231
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	277	281
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (h)	4,043	4,103
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	9,673	9,938
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (h)	1,671	1,717
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (h)	3,031	2,878
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (h)	3,536	3,454
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	165	168
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	28,738	29,525
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (h)	231	214
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	987	1,002
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (h)	2,499	2,567
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (h)	13,606	14,143
Freddie Mac Pool #QY1239 4.00% 4/1/2055 (h)	1,683	1,597
Freddie Mac Pool #QX9668 4.00% 4/1/2055 (h)	470	446
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	1,655	1,654
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (h)	4,818	4,951
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	3,113	3,199
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (h)	84	86
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (h)	4,230	4,398
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (h)	3,077	3,122
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)(j)	61,437	63,132
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (h)	4,291	4,410
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (h)	664	682
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (h)	616	633
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)	190	195
Freddie Mac Pool #QY5967 4.00% 6/1/2055 (h)	1,558	1,479
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (h)	526	499
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	75	76
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (h)	7,332	7,621
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (h)	331	314
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	3,943	3,935
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (h)	4,154	4,214
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)(j)	90,173	92,616
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (h)	415	427
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (h)	1,072	1,115
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (h)	2,884	2,962
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (h)	297	301
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (h)	253	260
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (h)	1,706	1,619
Freddie Mac, Series T041, Class 3A, 4.449% 7/25/2032 (h)(i)	139	129
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (h)	10,192	10,682
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (h)	1,948	1,862
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (h)(i)	833	804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (h)	3,860	3,666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (h)(i)	3,708	3,540
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (h)(i)	737	674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (h)	614	561
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (h)(i)	1,159	1,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (h)	1,582	1,425
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (h)	6,428	6,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (h)	3,766	3,548
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (h)	1,503	1,481
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (h)	2,920	2,874
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (h)	2,455	2,396
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (h)	1,831	1,742
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (h)	269	255
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (h)	241	239
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (h)	144	142

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (h)	USD6,356	$5,271
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (h)	63,574	52,712
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (h)	1,236	1,226
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (h)	344	342
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (h)	132	114
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (h)	18,684	16,136
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (h)	4,536	3,918
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (h)	17,043	15,345
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (h)	733	633
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (h)	12,969	11,676
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (h)	122	112
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (h)	771	669
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (h)	600	554
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (h)	9,110	8,671
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (h)	28,825	26,445
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (h)	2,027	1,753
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (h)	1,747	1,512
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (h)	2,799	2,742
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (h)	23,698	23,224
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (h)	5,029	4,780
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (h)	1,995	1,489
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (h)(k)	1,152	932
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (h)(k)	4,130	3,654
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (h)(k)	1,189	1,099
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (h)(k)	14,723	13,967
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (h)(k)	4,947	4,830
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (h)(k)	29,825	30,627
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (h)(k)	9,035	9,391
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (h)(k)	10,503	8,490
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (h)(k)	113,416	104,506
		2,549,588

Commercial mortgage-backed securities 0.76%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (h)	1,400	1,376
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (h)	645	660
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (h)	5,368	5,651
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (h)(i)	857	914
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (h)	4,615	4,806
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (h)	1,380	1,446
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (h)(i)	4,062	4,274
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (h)(i)	1,914	2,003
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (h)	2,909	2,672
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (h)(i)	490	487
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (h)	3,006	3,120
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (h)(i)	1,792	1,930
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (h)(i)	1,828	1,896
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (h)	1,000	991
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (h)	2,960	2,679
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (h)(i)	750	754
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (h)	2,112	2,196
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (h)(i)	590	615
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (h)	618	637
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (h)(i)	1,750	1,776
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (h)	1,117	1,171
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (h)(i)	6,990	7,282
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(i)	1,450	1,508
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (h)(i)	3,334	3,493

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (f)(h)(i)	USD3,083	$3,092
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.454% 9/15/2034 (f)(h)(i)	5,525	5,513
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (f)(h)(i)	4,099	4,097
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (f)(h)(i)	6,334	6,332
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 4/15/2041 (f)(h)(i)	4,009	4,017
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(h)(i)	11,410	11,577
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (f)(h)(i)	7,395	7,419
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (f)(h)(i)	1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.091% 7/15/2041 (f)(h)(i)	1,414	1,420
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (f)(h)(i)	5,162	5,161
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(h)(i)	3,606	3,718
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(h)	3,677	3,789
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(h)(i)	5,942	6,067
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (f)(h)(i)	2,748	2,757
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(h)	3,795	3,409
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (f)(h)(i)	8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (f)(h)(i)	1,214	1,215
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (h)	2,489	2,292
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (f)(h)(i)	2,059	2,064
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (f)(h)(i)	5,246	5,445
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(h)(i)	10,151	10,533
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(h)	1,522	1,378
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(h)	578	523
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (f)(h)(i)	100	84
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (f)(h)(i)	1,960	1,966
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(h)	13,772	13,256
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (h)(i)	370	349
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (f)(h)(i)	577	580
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(h)(i)	627	629
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (f)(h)(i)	1,543	1,548
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (f)(h)(i)	3,964	3,963
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(h)	2,194	1,964
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.595% 11/15/2038 (f)(h)(i)	4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (f)(h)(i)	10,709	10,712
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (f)(h)(i)	9,322	9,250
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (f)(h)(i)	345	349
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (h)(i)	1,620	1,553
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (h)	430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (f)(h)(i)	5,000	5,040
		211,372

Collateralized mortgage-backed obligations (privately originated) 0.25%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(h)(l)	5,331	5,374
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(h)(i)	563	510
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(h)(l)	461	465

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(h)(i)	USD5,105	$5,011
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(h)(l)	1,487	1,483
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(h)(l)	2,457	2,474
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (h)	104	106
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(h)	6,393	6,198
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (f)(h)(i)	180	181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (f)(h)(i)	3,385	3,399
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (f)(h)	3,062	2,999
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(h)(i)	6,890	7,081
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (h)	180	180
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(h)(l)	1,943	1,950
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(h)(l)	2,073	2,101
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(h)(l)	567	572
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(h)(l)	4,261	4,237
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(h)(l)	1,833	1,843
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(h)	2,436	2,405
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(h)	2,635	2,513
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (f)(h)(i)	4,921	4,941
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (f)(h)(i)	674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(h)	2,312	2,250
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(h)(l)	1,048	1,056
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (f)(h)(l)	1,616	1,623
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(h)(i)	1,754	1,757
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(h)(l)	1,104	1,114
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(h)(l)	492	494
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(h)(l)	2,504	2,507
		67,499
Total mortgage-backed obligations		2,828,459
U.S. Treasury bonds & notes 8.24%
U.S. Treasury 8.20%
U.S. Treasury 0.50% 2/28/2026	42,515	42,299
U.S. Treasury 4.625% 2/28/2026	1,878	1,881
U.S. Treasury 3.625% 5/15/2026	1,071	1,071
U.S. Treasury 4.625% 6/30/2026	17,210	17,301
U.S. Treasury 4.125% 2/15/2027	1,258	1,266
U.S. Treasury 2.625% 5/31/2027	96,250	95,098
U.S. Treasury 0.50% 6/30/2027	28,098	26,887
U.S. Treasury 3.75% 6/30/2027	18,100	18,170
U.S. Treasury 4.125% 9/30/2027	90,000	90,969
U.S. Treasury 3.375% 11/30/2027	118	118
U.S. Treasury 4.00% 12/15/2027	40,000	40,391
U.S. Treasury 3.375% 12/31/2027	233,676	233,229
U.S. Treasury 4.00% 2/29/2028	46,200	46,687
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,599
U.S. Treasury 3.50% 12/15/2028	66,245	66,170
U.S. Treasury 4.00% 1/31/2029	8,844	8,958
U.S. Treasury 2.875% 4/30/2029	50,000	48,902
U.S. Treasury 4.25% 6/30/2029	28,885	29,502
U.S. Treasury 4.00% 3/31/2030	83,865	84,946
U.S. Treasury 0.625% 5/15/2030	9,358	8,214

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD21,920	$22,087
U.S. Treasury 4.00% 7/31/2030	8,160	8,265
U.S. Treasury 4.875% 10/31/2030	35,491	37,293
U.S. Treasury 3.50% 11/30/2030	7,890	7,813
U.S. Treasury 3.625% 12/31/2030	426,135	424,188
U.S. Treasury 4.25% 6/30/2031	17,165	17,561
U.S. Treasury 2.875% 5/15/2032	50,000	47,164
U.S. Treasury 4.00% 6/30/2032	17,325	17,435
U.S. Treasury 4.125% 11/15/2032	648	656
U.S. Treasury 3.875% 12/31/2032	97,124	96,737
U.S. Treasury 3.50% 2/15/2033	27,034	26,284
U.S. Treasury 3.875% 8/15/2033 (j)	114,911	114,031
U.S. Treasury 4.375% 5/15/2034	14,285	14,611
U.S. Treasury 4.25% 11/15/2034	2,075	2,098
U.S. Treasury 4.00% 11/15/2035	126,327	124,610
U.S. Treasury 1.375% 11/15/2040	51,338	33,394
U.S. Treasury 1.75% 8/15/2041	24,960	16,877
U.S. Treasury 2.00% 11/15/2041	1,058	740
U.S. Treasury 4.625% 5/15/2044	14,927	14,680
U.S. Treasury 5.00% 5/15/2045	3,325	3,418
U.S. Treasury 4.625% 11/15/2045	100,612	98,443
U.S. Treasury 2.50% 2/15/2046	3,365	2,347
U.S. Treasury 3.00% 5/15/2047	8,383	6,305
U.S. Treasury 3.00% 2/15/2048	301	225
U.S. Treasury 2.25% 2/15/2052	72,025	43,815
U.S. Treasury 4.00% 11/15/2052	5,700	4,953
U.S. Treasury 3.625% 2/15/2053 (j)	121,025	98,188
U.S. Treasury 3.625% 5/15/2053	18,989	15,393
U.S. Treasury 4.25% 2/15/2054	17,191	15,578
U.S. Treasury 4.25% 8/15/2054	37,315	33,817
U.S. Treasury 4.625% 2/15/2055	6,175	5,961
U.S. Treasury 4.75% 8/15/2055	46,670	45,984
		2,268,618

U.S. Treasury inflation-protected securities 0.04%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (m)	12,655	12,008
Total U.S. Treasury bonds & notes		2,280,626
Corporate bonds and notes 7.15%
Financials 1.38%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,825
AG Issuer, LLC 6.25% 3/1/2028 (f)	4,470	4,505
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (f)	1,940	1,936
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,305
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,054
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (l)	2,407	2,630
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (l)	2,885	2,998
American International Group, Inc. 5.125% 3/27/2033	2,187	2,252
American International Group, Inc. 5.45% 5/7/2035	530	552
AmWINS Group, Inc. 4.875% 6/30/2029 (f)	1,348	1,327
Aon North America, Inc. 5.45% 3/1/2034	600	624
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)	2,415	2,520
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,261
Arthur J. Gallagher & Co. 5.15% 2/15/2035	3,194	3,229
Arthur J. Gallagher & Co. 5.55% 2/15/2055	567	545
Asurion, LLC 8.00% 12/31/2032 (f)	3,600	3,737
Athene Holding, Ltd. 6.625% 5/19/2055	770	785

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (l)	USD2,176	$2,066
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (l)	485	463
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (l)	5,533	5,776
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (l)	1,000	895
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (l)	4,064	4,185
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (l)	2,000	2,005
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(l)	2,220	2,337
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	447
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,902
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	2,041
Block, Inc. 5.625% 8/15/2030 (f)	2,110	2,154
Block, Inc. 3.50% 6/1/2031	2,325	2,187
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,226
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	825
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(l)	2,535	2,400
Boost Newco Borrower, LLC 7.50% 1/15/2031 (f)	1,150	1,223
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (f)(l)	8,155	8,527
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,257
Brown & Brown, Inc. 5.25% 6/23/2032	358	367
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,864
Brown & Brown, Inc. 6.25% 6/23/2055	5,952	6,197
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (f)(l)	938	975
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	878
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,731
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	603
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	350
Cipher Compute, LLC 7.125% 11/15/2030 (f)	1,845	1,881
Citibank, NA 4.914% 5/29/2030	4,825	4,965
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (l)	6,497	6,591
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (l)	2,242	2,301
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (l)	4,257	4,294
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (l)	53	49
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (l)	2,506	2,246
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (l)	1,299	1,361
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (l)	1,551	1,587
CME Group, Inc. 3.75% 6/15/2028	3,069	3,074
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,211
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	5,766	5,145
Corebridge Financial, Inc. 3.65% 4/5/2027	914	909
Corebridge Financial, Inc. 3.85% 4/5/2029	556	547
Corebridge Financial, Inc. 3.90% 4/5/2032	315	299
Corebridge Financial, Inc. 4.35% 4/5/2042	182	156
Corebridge Financial, Inc. 4.40% 4/5/2052	438	356
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (l)	6,650	6,542
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (l)	1,109	1,127
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (l)	2,016	2,111
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (l)	750	801
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (l)	300	286
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (f)	3,600	3,604
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (l)	1,970	1,937
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (l)	3,584	3,529
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (l)	1,375	1,437
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (l)	2,184	2,214
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (l)	5,033	5,022
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (l)	1,443	1,433
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (l)	1,792	1,389
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (l)	937	858
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (l)	873	794

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (l)	USD15,084	$15,569
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (l)	809	855
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (l)	480	481
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (l)	537	589
HUB International, Ltd. 7.375% 1/31/2032 (f)	690	725
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,117
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(l)	4,122	4,869
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	568
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	1,485	1,411
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,909
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (f)	330	347
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (l)	2,666	2,659
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (l)	1,066	1,077
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (l)	1,550	1,557
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (l)	3,351	3,395
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (l)	3,630	3,666
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (l)	4,250	4,478
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (l)	927	967
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (l)	4,261	4,322
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (l)	2,360	2,105
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (l)	1,081	1,116
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (l)	2,931	3,076
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (l)	1,222	1,207
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,723
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,184
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,280
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	652
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	586
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,927
Mastercard, Inc. 4.35% 1/15/2032	551	554
Mastercard, Inc. 4.85% 3/9/2033	258	265
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,647
Morgan Stanley 3.125% 7/27/2026	325	324
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (l)	2,013	2,053
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (l)	3,995	4,086
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (l)	1,547	1,597
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (l)	3,121	3,201
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (l)	875	903
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (l)	575	540
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (l)	410	423
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (l)	3,906	3,894
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (l)	6,468	6,413
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	11,032
Navient Corp. 11.50% 3/15/2031	4,860	5,447
Navient Corp. 7.875% 6/15/2032	1,095	1,147
New York Life Global Funding 2.35% 7/14/2026 (f)	529	525
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,129
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,194
PayPal Holdings, Inc. 2.65% 10/1/2026	593	588
PayPal Holdings, Inc. 2.30% 6/1/2030	552	511
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (f)	1,375	1,436
Planet Financial Group, LLC 10.50% 12/15/2029 (f)	221	233
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (l)	1,720	1,723
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (l)	442	455
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (l)	596	622
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	392
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	368

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Power Finance Corp., Ltd. 4.50% 6/18/2029	USD554	$554
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,183
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,644
Prudential Financial, Inc. 3.70% 3/13/2051	677	507
Rocket Companies, Inc. 7.125% 2/1/2032 (f)	1,230	1,295
Rocket Mortgage, LLC 2.875% 10/15/2026 (f)	2,110	2,081
Rocket Mortgage, LLC 3.625% 3/1/2029 (f)	1,505	1,455
SLM Corp. 6.50% 1/31/2030	1,460	1,513
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,560
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,701
Starwood Property Trust, Inc. 7.25% 4/1/2029 (f)	970	1,026
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(l)	1,000	1,008
Travelers Cos., Inc. 4.00% 5/30/2047	771	629
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (l)	2,000	2,004
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (l)	1,677	1,809
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (l)	506	520
U.S. Bancorp 2.375% 7/22/2026	3,584	3,558
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (l)	3,808	3,959
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(l)	800	796
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(l)	3,575	3,699
UniCredit SpA 4.625% 4/12/2027 (f)	625	629
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,950	6,317
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (l)	6,295	6,426
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (l)	358	350
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (l)	6,474	6,842
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (l)	3,360	3,721
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (l)	2,980	2,701
Westpac Banking Corp. 2.963% 11/16/2040	1,344	1,025
WEX, Inc. 6.50% 3/15/2033 (f)	1,025	1,053
		381,858

Communication services 1.00%
Alphabet, Inc. 4.375% 11/15/2032	177	178
Alphabet, Inc. 4.70% 11/15/2035	4,643	4,646
Alphabet, Inc. 5.25% 5/15/2055	4,660	4,467
Alphabet, Inc. 5.45% 11/15/2055	7,155	7,024
Alphabet, Inc. 5.30% 5/15/2065	1,654	1,557
Altice France 6.50% 4/15/2032 (f)	3,440	3,300
AT&T, Inc. 3.50% 9/15/2053	5,140	3,442
CCO Holdings, LLC 5.125% 5/1/2027 (f)	3,200	3,197
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,290
CCO Holdings, LLC 4.75% 2/1/2032 (f)	3,115	2,849
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,457
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,828
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,775
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,627
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,471
Charter Communications Operating, LLC 3.90% 6/1/2052	11,863	7,667
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	3,933
Charter Communications Operating, LLC 6.70% 12/1/2055	1,048	1,006
Comcast Corp. 2.35% 1/15/2027	57	56
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,629
CSC Holdings, LLC 5.50% 4/15/2027 (f)	1,400	1,201
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	2,352	2,367

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	USD2,825	$2,862
Discovery Communications, LLC 4.125% 5/15/2029	1,100	1,064
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,574
EchoStar Corp. 10.75% 11/30/2029	6,925	7,663
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,855
Embarq, LLC 7.995% 6/1/2036	8,084	3,355
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	6,550	6,604
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,663
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	3,196	3,253
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (f)	1,100	1,150
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	7,081
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,286
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,596
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	514
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(n)	7,520	1,918
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	851
Meta Platforms, Inc. 4.60% 11/15/2032	10,688	10,777
Meta Platforms, Inc. 4.875% 11/15/2035	11,777	11,766
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	3,004
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,596
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,697
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	3,036
Nexstar Media, Inc. 5.625% 7/15/2027 (f)	1,875	1,886
Nexstar Media, Inc. 4.75% 11/1/2028 (f)	2,950	2,930
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,635
Sinclair Television Group, Inc. 8.125% 2/15/2033 (f)	1,375	1,437
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,509
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	7,282	6,931
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	7,547	6,955
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,120
T-Mobile USA, Inc. 1.50% 2/15/2026	52	52
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,955
T-Mobile USA, Inc. 4.80% 7/15/2028	416	424
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,433
T-Mobile USA, Inc. 4.95% 11/15/2035	833	828
Univision Communications, Inc. 8.00% 8/15/2028 (f)	300	311
Univision Communications, Inc. 4.50% 5/1/2029 (f)	6,234	5,993
Univision Communications, Inc. 7.375% 6/30/2030 (f)	1,216	1,240
Univision Communications, Inc. 9.375% 8/1/2032 (f)	1,375	1,479
Verizon Communications, Inc. 2.55% 3/21/2031	410	375
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,595
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,194
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,997
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,907
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,817
Verizon Communications, Inc. 5.401% 7/2/2037 (f)	181	183
Verizon Communications, Inc. 2.85% 9/3/2041	238	172
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,483
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,750
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	916
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,661
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,492
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,163	2,152
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	825	803
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	6,050	5,318
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	9,640	6,808
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,425	942
		275,790

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer discretionary 0.91%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD501	$455
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	757
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	184
Amazon.com, Inc. 4.10% 11/20/2030	1,700	1,702
Amazon.com, Inc. 4.65% 11/20/2035	7,700	7,672
Amazon.com, Inc. 5.45% 11/20/2055	6,392	6,243
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)	2,115	2,081
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (f)(g)	7,125	7,871
Carnival Corp. 4.00% 8/1/2028 (f)	2,375	2,341
Carnival Corp. 5.125% 5/1/2029 (f)	1,500	1,517
Carnival Corp. 6.125% 2/15/2033 (f)	1,270	1,312
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,672
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	616
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,285
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,370
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,387
Flutter Treasury DAC 5.875% 6/4/2031 (f)	5,937	6,023
Flutter Treasury DAC 6.125% 6/4/2031	GBP1,700	2,312
Ford Motor Credit Co., LLC 6.798% 11/7/2028	USD2,111	2,215
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,460
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	7,014
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,818	6,926
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,813
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,531
Ford Motor Credit Co., LLC 6.125% 3/8/2034	10,930	11,111
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,800	4,975
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,829
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	11,058
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,651
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	3,525	3,563
Group 1 Automotive, Inc. 6.375% 1/15/2030 (f)	1,385	1,428
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,806
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (f)	3,580	3,480
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,832
Home Depot, Inc. 3.90% 12/6/2028	825	828
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,136
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,646
Home Depot, Inc. 4.50% 12/6/2048	428	370
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,872
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,796
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,690
Hyundai Capital America 1.50% 6/15/2026 (f)	762	753
Hyundai Capital America 5.45% 6/24/2026 (f)	3,905	3,929
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,349
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,381
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,244
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,071
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,608
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,392
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,098
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,024
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,448
KB Home 7.25% 7/15/2030	1,295	1,339
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	434
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,085
Lithia Motors, Inc. 3.875% 6/1/2029 (f)	2,900	2,806
Lithia Motors, Inc. 4.375% 1/15/2031 (f)	1,025	986
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,236
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,188
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	505

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
McDonald’s Corp. 4.60% 9/9/2032	USD642	$654
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (f)	1,710	1,711
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	751
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,846
Newell Brands, Inc. 6.375% 5/15/2030	535	523
Newell Brands, Inc. 6.625% 5/15/2032	385	374
Newell Brands, Inc. 7.375% 4/1/2036	1,025	964
Newell Brands, Inc. 7.50% 4/1/2046	475	397
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	313
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,037
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,701
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,297
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (f)	910	917
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,059
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	6,767	6,798
Sally Holdings, LLC 6.75% 3/1/2032	920	962
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,817
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	530	471
Starbucks Corp. 5.00% 2/15/2034	1,457	1,489
Starbucks Corp. 5.40% 5/15/2035	2,997	3,118
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	384
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,199
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,057
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,449
		251,021

Health care 0.80%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,834
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,166
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,975
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,268
AdaptHealth, LLC 6.125% 8/1/2028 (f)	545	551
AdaptHealth, LLC 4.625% 8/1/2029 (f)	1,990	1,937
AdaptHealth, LLC 5.125% 3/1/2030 (f)	945	926
Amgen, Inc. 5.25% 3/2/2030	129	134
Amgen, Inc. 5.25% 3/2/2033	4,050	4,194
Amgen, Inc. 5.60% 3/2/2043	1,500	1,510
Amgen, Inc. 5.65% 3/2/2053	2,464	2,414
Amgen, Inc. 4.40% 2/22/2062	1,521	1,190
Amgen, Inc. 5.75% 3/2/2063	231	226
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,603
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,717
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	606
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,293
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	4,000	3,964
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	1,236	1,107
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	643
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	1,000	656
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,012
Baxter International, Inc. 2.272% 12/1/2028	3,180	3,003
Baxter International, Inc. 4.45% 2/15/2029	259	260
Baxter International, Inc. 4.90% 12/15/2030	941	949
Baxter International, Inc. 5.65% 12/15/2035	682	690
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,498
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,254
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	195
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	858

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	USD1,750	$1,756
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	257	281
Cigna Group (The) 5.25% 1/15/2036	7,390	7,528
Cigna Group (The) 6.00% 1/15/2056	4,957	5,101
CVS Health Corp. 5.00% 1/30/2029	3,831	3,913
CVS Health Corp. 5.40% 6/1/2029	4,144	4,294
CVS Health Corp. 5.55% 6/1/2031	3,039	3,182
CVS Health Corp. 5.70% 6/1/2034	4,053	4,249
CVS Health Corp. 6.20% 9/15/2055	4,630	4,704
DaVita, Inc. 3.75% 2/15/2031 (f)	2,865	2,653
DaVita, Inc. 6.875% 9/1/2032 (f)	810	844
DaVita, Inc. 6.75% 7/15/2033 (f)	1,600	1,660
Elevance Health, Inc. 5.20% 2/15/2035	610	624
Elevance Health, Inc. 5.125% 2/15/2053	308	279
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,863
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,351
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (f)	2,200	2,328
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,556
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,777
Gilead Sciences, Inc. 5.10% 6/15/2035	500	513
Humana, Inc. 5.375% 4/15/2031	2,862	2,960
Humana, Inc. 5.55% 5/1/2035	6,289	6,424
Humana, Inc. 5.75% 4/15/2054	1,359	1,284
Insulet Corp. 6.50% 4/1/2033 (f)	2,885	3,018
Medline Borrower, LP 6.25% 4/1/2029 (f)	2,050	2,122
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,998
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	545	536
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,246
Novartis Capital Corp. 2.00% 2/14/2027	570	560
Owens & Minor, Inc. 4.50% 3/31/2029 (f)	6,269	4,260
Owens & Minor, Inc. 6.625% 4/1/2030 (f)	2,300	1,470
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	947
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,649
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,476
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,240
Summa Health 3.511% 11/15/2051	1,483	1,200
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	9,158
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	664
Tenet Healthcare Corp. 4.625% 6/15/2028	645	649
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,947
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,310
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,140
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,305
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	6,012
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,740
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,621	5,822
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,303
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,674
Viatris, Inc. 4.00% 6/22/2050	2,937	1,957
		221,160

Information technology 0.67%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,740
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,393
Amphenol Corp. 3.90% 11/15/2028	1,500	1,499
Amphenol Corp. 4.40% 2/15/2033	743	735
Amphenol Corp. 4.625% 2/15/2036	12,046	11,806
Amphenol Corp. 5.30% 11/15/2055	5,758	5,505

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
ams-OSRAM AG 12.25% 3/30/2029 (f)	USD1,340	$1,430
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,187
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,521
Broadcom, Inc. 5.20% 7/15/2035	190	195
Broadcom, Inc. 3.137% 11/15/2035 (f)	600	517
Broadcom, Inc. 4.90% 2/15/2038	6,167	6,049
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,911
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	4,125	4,182
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	3,750	3,908
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	3,111
CommScope Technologies, LLC 5.00% 3/15/2027 (f)	5,703	5,694
CommScope, LLC 8.25% 3/1/2027 (f)	1,527	1,540
CommScope, LLC 7.125% 7/1/2028 (f)	1,973	1,985
CommScope, LLC 9.50% 12/15/2031 (f)	325	329
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	8,080
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,039
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	4,044
Gen Digital, Inc. 6.25% 4/1/2033 (f)	1,375	1,424
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	12,405
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	8,437
Intel Corp. 3.05% 8/12/2051	3,212	1,977
Intel Corp. 5.60% 2/21/2054	6,636	6,131
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,744
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,500
Oracle Corp. 5.25% 2/3/2032	493	493
Oracle Corp. 5.50% 8/3/2035	647	634
Oracle Corp. 5.20% 9/26/2035	7,845	7,519
Oracle Corp. 5.875% 9/26/2045	280	253
Oracle Corp. 6.00% 8/3/2055	4,451	3,929
Oracle Corp. 5.95% 9/26/2055	4,112	3,646
Oracle Corp. 6.10% 9/26/2065	3,733	3,295
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (f)	3,700	3,231
Roper Technologies, Inc. 5.10% 9/15/2035	357	360
Shift4 Payments, LLC 6.75% 8/15/2032 (f)	2,400	2,479
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,251
Synopsys, Inc. 5.70% 4/1/2055	2,521	2,503
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,271
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,234
Texas Instruments, Inc. 5.10% 5/23/2035	4,500	4,642
Texas Instruments, Inc. 5.15% 2/8/2054	4,750	4,495
UKG, Inc. 6.875% 2/1/2031 (f)	950	977
Unisys Corp. 10.625% 1/15/2031 (f)	1,228	1,259
Viasat, Inc. 5.625% 4/15/2027 (f)	6,733	6,748
Viasat, Inc. 6.50% 7/15/2028 (f)	1,900	1,849
Viasat, Inc. 7.50% 5/30/2031 (f)	3,626	3,452
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	945	1,030
WULF Compute, LLC 7.75% 10/15/2030 (f)	2,770	2,856
X.AI Corp. 12.50% 6/30/2030	2,485	2,651
		186,075

Energy 0.54%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,392
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,278
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	529
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	445
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	2,960	2,979
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	203	203

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	USD1,397	$1,235
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,371
Civitas Resources, Inc. 5.00% 10/15/2026 (f)	480	480
Civitas Resources, Inc. 8.375% 7/1/2028 (f)	2,780	2,868
Civitas Resources, Inc. 8.625% 11/1/2030 (f)	525	551
Civitas Resources, Inc. 8.75% 7/1/2031 (f)	735	763
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,028
CNX Resources Corp. 6.00% 1/15/2029 (f)	2,675	2,696
CNX Resources Corp. 7.375% 1/15/2031 (f)	553	575
CNX Resources Corp. 7.25% 3/1/2032 (f)	1,180	1,233
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,415
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,465
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	1,210	1,149
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,925
Devon Energy Corp. 5.75% 9/15/2054	7,476	6,874
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,347
Enbridge, Inc. 3.70% 7/15/2027	56	56
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,153
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	1,005
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	406
EOG Resources, Inc. 4.40% 7/15/2028	410	415
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,014
EQT Corp. 7.50% 6/1/2030	642	707
EQT Corp. 4.75% 1/15/2031	1,635	1,646
Equinor ASA 4.25% 11/23/2041	1,792	1,593
Expand Energy Corp. 4.875% 4/15/2022 (n)	7,225	1
Expand Energy Corp. 5.875% 2/1/2029 (f)	790	790
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,668
Expand Energy Corp. 4.75% 2/1/2032	810	799
Exxon Mobil Corp. 2.44% 8/16/2029	213	204
Exxon Mobil Corp. 3.452% 4/15/2051	555	399
Genesis Energy, LP 7.75% 2/1/2028	350	352
Genesis Energy, LP 8.25% 1/15/2029	670	702
Genesis Energy, LP 8.875% 4/15/2030	884	934
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,168
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	190	198
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	767
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,663
Hess Midstream Operations, LP 4.25% 2/15/2030 (f)	960	942
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	407
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	465	454
Hilcorp Energy I, LP 6.00% 2/1/2031 (f)	540	515
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	475	487
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,345
MPLX, LP 4.125% 3/1/2027	448	448
MPLX, LP 5.40% 9/15/2035	1,329	1,339
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,831
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)	1,375	106
NFE Financing, LLC 12.00% 11/15/2029 (f)(n)	20,423	5,923
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	303
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	706
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,353
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,203
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	632
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,067
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	821
Petrobras Global Finance BV 5.125% 9/10/2030	5,550	5,446
Petroleos Mexicanos 6.84% 1/23/2030	1,925	1,956
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,864

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.50% 6/2/2041	USD41	$36
Petroleos Mexicanos 6.375% 1/23/2045	16	13
Petroleos Mexicanos 6.75% 9/21/2047	139	114
Petroleos Mexicanos 6.35% 2/12/2048	23	18
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,285
Petroleos Mexicanos 6.95% 1/28/2060	163	133
Plains All American Pipeline, LP 3.80% 9/15/2030	101	98
Saudi Arabian Oil Co. 5.75% 7/17/2054 (f)	3,799	3,711
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	650
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,693
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,559
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,527
Sunoco, LP 4.50% 5/15/2029	925	909
Sunoco, LP 4.50% 4/30/2030	1,105	1,080
Sunoco, LP 4.625% 5/1/2030 (f)	510	496
Sunoco, LP 5.625% 3/15/2031 (f)	550	554
Sunoco, LP 6.25% 7/1/2033 (f)	530	543
Sunoco, LP 5.875% 3/15/2034 (f)	580	580
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(l)	1,470	1,511
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,294
Tidewater, Inc. 9.125% 7/15/2030 (f)	445	478
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,527
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	979
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	530
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,180
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (f)	358	366
Transocean, Inc. 8.50% 5/15/2031 (f)	2,000	1,982
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,558
Venture Global LNG, Inc. 8.125% 6/1/2028 (f)	3,625	3,674
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	3,680	3,662
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(l)	2,000	1,581
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	942
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,872
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,085
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,383
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,105
		150,515

Industrials 0.49%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (f)	167	168
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,693
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,355
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	6,095
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,502
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,769
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,872
BAE Systems PLC 5.50% 3/26/2054 (f)	599	603
Boeing Co. (The) 3.10% 5/1/2026	251	250
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,968
Boeing Co. (The) 5.15% 5/1/2030	945	971
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	227	246
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,276
Boeing Co. (The) 6.528% 5/1/2034	6,029	6,672

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD3,605	$3,551
Boeing Co. (The) 6.858% 5/1/2054	2,113	2,375
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,484
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,386
Brink’s Co. (The) 6.50% 6/15/2029 (f)	485	502
Brink’s Co. (The) 6.75% 6/15/2032 (f)	850	890
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,358
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,786
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	157
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	434
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,825
Chart Industries, Inc. 7.50% 1/1/2030 (f)	1,347	1,406
CSX Corp. 4.25% 3/15/2029	1,062	1,072
CSX Corp. 5.05% 6/15/2035	6,111	6,218
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (f)	1,540	1,545
General Electric Co. 4.90% 1/29/2036	1,627	1,653
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,590
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	536
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,166
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,229
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,675
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,511
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,912
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,813
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,093
OneSky Flight, LLC 8.875% 12/15/2029 (f)	1,125	1,205
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,875
Paychex, Inc. 5.60% 4/15/2035	427	447
QXO Building Products, Inc. 6.75% 4/30/2032 (f)	1,455	1,521
Reworld Holding Corp. 4.875% 12/1/2029 (f)	1,035	996
RTX Corp. 5.15% 2/27/2033	2,669	2,758
RTX Corp. 5.375% 2/27/2053	3,950	3,816
Science Applications International Corp. 5.875% 11/1/2033 (f)	480	487
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,588
Siemens Funding BV 5.90% 5/28/2065 (f)	5,581	5,861
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)	2,480	2,535
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	393	393
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,547
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,257
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,736
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,026
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,958
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,614	2,609
Union Pacific Corp. 3.839% 3/20/2060	546	395
Union Pacific Corp. 3.799% 4/6/2071	545	375
		136,147

Consumer staples 0.37%
7-Eleven, Inc. 0.95% 2/10/2026 (f)	739	736
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,000	993
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	2,960	2,995
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	2,750	2,765
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,049
B&G Foods, Inc. 8.00% 9/15/2028 (f)	2,010	1,980
BAT Capital Corp. 6.343% 8/2/2030	124	134
BAT Capital Corp. 4.625% 3/22/2033	2,026	2,015

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 6.421% 8/2/2033	USD134	$148
BAT Capital Corp. 5.625% 8/15/2035	631	658
BAT Capital Corp. 4.54% 8/15/2047	627	521
BAT Capital Corp. 6.25% 8/15/2055	6,250	6,482
Campbell’s Co. (The) 4.75% 3/23/2035	952	920
Coca-Cola Co. 1.00% 3/15/2028	842	795
Constellation Brands, Inc. 3.60% 2/15/2028	560	555
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,183
Coty, Inc. 5.60% 1/15/2031 (f)	507	512
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	400	420
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,412
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,314
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,148
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,500
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,685
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	246
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	873
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,483
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,913
Mars, Inc. 5.20% 3/1/2035 (f)	385	396
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,657
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,227
Philip Morris International, Inc. 5.125% 11/17/2027	319	326
Philip Morris International, Inc. 4.875% 2/15/2028	623	635
Philip Morris International, Inc. 4.625% 11/1/2029	703	716
Philip Morris International, Inc. 5.625% 11/17/2029	154	162
Philip Morris International, Inc. 5.125% 2/15/2030	433	448
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,359
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,328
Philip Morris International, Inc. 4.25% 10/29/2032	770	758
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,812
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,431
Philip Morris International, Inc. 4.625% 10/29/2035	5,859	5,735
Post Holdings, Inc. 4.625% 4/15/2030 (f)	2,886	2,813
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,660
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,045
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,004
		101,947

Real estate 0.35%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	282
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,089
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,632
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,107
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	3,011
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	311
American Tower Corp. 1.45% 9/15/2026	246	242
American Tower Corp. 3.55% 7/15/2027	1,277	1,268
American Tower Corp. 3.60% 1/15/2028	896	888
American Tower Corp. 1.50% 1/31/2028	2,240	2,128
American Tower Corp. 2.30% 9/15/2031	1,344	1,194
American Tower Corp. 2.95% 1/15/2051	1,792	1,146
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)	3,040	2,955
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (f)	1,975	1,975
Boston Properties, LP 6.50% 1/15/2034	2,223	2,395
Boston Properties, LP 5.75% 1/15/2035	3,143	3,234
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,087
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	1,705	1,713

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	USD2,855	$2,777
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,716
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,883
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,742
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,528
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,929
MPT Operating Partnership, LP 5.00% 10/15/2027	5,137	4,979
MPT Operating Partnership, LP 4.625% 8/1/2029	630	528
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,240
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	2,280	2,228
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,030
Piedmont Operating Partnership, LP 5.625% 1/15/2033	101	102
Prologis, LP 4.875% 6/15/2028	1,357	1,390
Prologis, LP 4.75% 6/15/2033	2,359	2,383
Prologis, LP 5.00% 3/15/2034	1,850	1,887
Prologis, LP 5.00% 1/31/2035	1,033	1,048
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,721
Public Storage Operating Co. 2.30% 5/1/2031	644	583
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,169
Service Properties Trust 0% 9/30/2027 (f)	1,000	905
Service Properties Trust 5.50% 12/15/2027	655	647
Service Properties Trust 3.95% 1/15/2028	1,815	1,715
Service Properties Trust 8.375% 6/15/2029	4,228	4,254
Service Properties Trust 4.95% 10/1/2029	2,715	2,368
Service Properties Trust 4.375% 2/15/2030	705	598
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,130
Service Properties Trust 8.875% 6/15/2032	4,628	4,569
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,574
Sun Communities Operating, LP 2.70% 7/15/2031	785	714
Trust 2401 7.70% 1/23/2032 (f)	396	438
Trust Fibra Uno 7.70% 1/23/2032 (f)	789	865
UDR, Inc. 2.95% 9/1/2026	681	677
		97,105

Materials 0.33%
Avient Corp. 7.125% 8/1/2030 (f)	855	884
Avient Corp. 6.25% 11/1/2031 (f)	170	175
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,703
Celanese US Holdings, LLC 6.665% 7/15/2027	1,996	2,059
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,637
Celanese US Holdings, LLC 7.00% 2/15/2031	705	722
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,711
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,341
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,573
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,710
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,342
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	747
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,111
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,766
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	900	941
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,048
Dow Chemical Co. (The) 4.80% 1/15/2031	1,290	1,283
Dow Chemical Co. (The) 5.35% 3/15/2035	1,735	1,720
Dow Chemical Co. (The) 5.65% 3/15/2036	920	917
Dow Chemical Co. (The) 4.80% 5/15/2049	435	343
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	683
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,299

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	USD5,370	$5,661
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(l)	2,659	1,516
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	4,093
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,350
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	1,700	1,738
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	1,335	1,371
Linde, Inc. 1.10% 8/10/2030	2,633	2,314
LYB International Finance III, LLC 5.50% 3/1/2034	778	770
LYB International Finance III, LLC 6.15% 5/15/2035	560	574
LYB International Finance III, LLC 5.875% 1/15/2036	5,842	5,817
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	6,734	6,976
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	945	993
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,587
Mosaic Co. 4.05% 11/15/2027	941	941
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)	1,270	1,243
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	4,036
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)	1,130	1,207
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	1,050	1,097
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,380
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,312
Sherwin-Williams Co. 5.15% 8/15/2035	473	482
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,302
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (f)	1,110	1,154
Veritiv Operating Co. 10.50% 11/30/2030 (f)	640	689
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	2,212	2,265
Westlake Corp. 4.375% 11/15/2047	448	348
		90,931

Utilities 0.31%
Calpine Corp. 3.75% 3/1/2031 (f)	1,975	1,910
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (l)	1,375	1,415
Commonwealth Edison Co. 4.35% 11/15/2045	972	827
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,755
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,856
Consumers Energy Co. 5.05% 5/15/2035	525	534
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,714
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	582
Duke Energy Progress, LLC 3.70% 10/15/2046	457	350
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	58
Edison International 4.125% 3/15/2028	1,225	1,212
Edison International 5.25% 11/15/2028	1,537	1,558
Edison International 5.45% 6/15/2029	1,419	1,446
Edison International 6.95% 11/15/2029	2,280	2,430
Edison International 6.25% 3/15/2030	3,493	3,655
Edison International 5.25% 3/15/2032	6,672	6,680
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,165
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(l)	1,475	1,721
Emera US Finance, LP 3.55% 6/15/2026	287	286
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,275
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (l)	1,000	1,041
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	585
Florida Power & Light Co. 4.70% 2/15/2036	1,525	1,511
Florida Power & Light Co. 5.60% 2/15/2066	100	99
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)	1,000	1,036

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
MidAmerican Energy Co. 5.85% 9/15/2054	USD875	$904
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	709
Northern States Power Co. 5.40% 3/15/2054	175	171
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	121
Pacific Gas and Electric Co. 3.00% 6/15/2028	450	437
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	207
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,588	5,106
Pacific Gas and Electric Co. 5.70% 3/1/2035	5,359	5,513
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,219
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	68
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,744	2,322
Pacific Gas and Electric Co. 3.50% 8/1/2050	206	139
PacifiCorp 5.30% 2/15/2031	1,258	1,296
PacifiCorp 5.45% 2/15/2034	796	808
PacifiCorp 5.35% 12/1/2053	3,298	2,900
PacifiCorp 5.80% 1/15/2055	575	537
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	413
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,685
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,783
Southern California Edison Co. 2.50% 6/1/2031	260	233
Southern California Edison Co. 5.45% 6/1/2031	2,240	2,319
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,273
Southern California Edison Co. 5.75% 4/1/2035	605	625
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,707
Southern California Edison Co. 4.50% 9/1/2040	452	396
Southern California Edison Co. 3.65% 2/1/2050	693	485
Southern California Edison Co. 2.95% 2/1/2051	128	78
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	400	424
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,055
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	2,000
Xcel Energy, Inc. 5.60% 4/15/2035	23	24
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,209
		85,985
Total corporate bonds and notes		1,978,534
Asset-backed obligations 1.91%
Auto loan 0.84%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (f)(h)	76	76
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (f)(h)	1,131	1,133
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(h)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(h)	3,332	3,365
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(h)	1,005	1,011
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(h)	6,748	6,735
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(h)	46	46
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(h)	10,410	10,290
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(h)	29,013	29,532
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(h)	4,960	5,164
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(h)	2,074	2,096
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (h)	52	52
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (h)	950	952
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (h)	856	858
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (h)	1,679	1,687
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (h)	48	48
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (h)	8,604	8,712
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (h)	193	193
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (f)(h)	359	360
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (f)(h)	174	174
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(h)	5,309	5,362

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(h)	USD4,257	$4,308
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (f)(h)	161	161
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(h)	1,025	1,030
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (f)(h)	317	318
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(h)	1,744	1,750
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (f)(h)	136	136
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (f)(h)	458	460
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (h)	249	249
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (h)	930	932
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(h)	5,998	6,205
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(h)(i)	13,442	13,799
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(h)	3,235	3,263
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (h)	7,319	7,350
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(h)	364	365
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(h)	667	669
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(h)	623	628
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(h)	8,654	9,090
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (f)(h)	6,768	6,887
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (h)	1,762	1,774
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(h)	4,391	4,291
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(h)	4,445	4,423
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(h)	4,585	4,807
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(h)	9,236	9,064
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(h)	685	672
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(h)	429	421
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(h)	4,771	4,875
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(h)	1,448	1,467
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(h)	1,610	1,609
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (h)	238	239
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (h)	3,179	3,207
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(h)	3,632	3,636
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (f)(h)	448	449
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (f)(h)	249	250
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(h)	954	958
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(h)	504	509
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (h)	117	117
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (h)	2,889	2,899
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (h)	5,062	5,111
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (h)	4,123	4,134
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (f)(h)	695	696
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(h)	1,037	1,042
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (f)(h)	498	499
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(h)	1,713	1,725
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(h)	401	402
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(h)	2,966	2,987
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(h)	6,503	6,475
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (h)	2,960	2,977
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (h)	1,822	1,851
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(h)	864	866
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(h)	156	156
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(h)	3,372	3,379
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(h)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(h)	2,142	2,149
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(h)	1,052	1,055
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (f)(h)	2,001	2,005
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(h)	6,520	6,550

American Funds Insurance Series	128

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(h)	USD1,973	$1,995
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (h)	285	285
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (h)	4,143	4,165
		232,227

Other asset-backed securities 0.81%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(h)	10,457	10,487
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(h)	1,923	1,931
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(h)	2,962	2,967
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (f)(h)	109	109
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(h)	2,934	2,944
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(h)	1,870	1,878
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(h)	6,878	6,906
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(h)	3,772	3,802
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(h)	58	58
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(h)	826	793
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(h)	3,998	3,794
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (f)(h)	36	36
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(h)	4,526	4,605
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(h)	5,080	4,316
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(h)	1,686	1,426
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(h)	5,962	4,846
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(h)	872	824
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(h)	3,301	3,119
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(h)	689	652
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(h)	940	876
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (h)	680	681
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (h)	2,518	2,540
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(h)	320	320
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(h)	192	180
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(h)	2,350	2,386
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(h)	862	868
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(h)	388	373
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(h)	175	167
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(h)	4,277	4,314
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(h)	6,241	6,258
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(h)	1,344	1,319
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(h)	5,750	5,527
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(h)	7,403	7,120
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(h)	2,510	2,351
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(h)	3,708	3,495
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(h)	293	274
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(h)	2,453	2,483
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (h)	2,894	2,920
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(h)	118	119
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(h)	4,586	4,385
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(h)	26,263	22,003
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(h)	677	680
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(h)	1,069	1,076
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(h)	5,298	5,323
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (h)	2,442	2,380
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(h)	418	420
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (f)(h)(i)	496	502
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(h)	682	698
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(h)	2,586	2,470
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(h)	1,636	1,602
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(h)	1,440	1,420

129	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(h)	USD843	$823
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(h)	691	674
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(h)	5,226	5,217
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(h)	6,170	6,132
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(h)	1,132	1,106
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (h)	2,840	2,864
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (h)	4,155	4,229
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (h)	5,377	5,406
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(h)	1,069	1,025
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(h)	497	472
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(h)	664	626
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(h)	1,924	1,825
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(h)	1,947	1,959
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (f)(h)	5,582	5,617
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(h)	7,083	6,693
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(h)	1,277	1,189
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(h)	1,660	1,670
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(h)	623	626
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(h)	941	960
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (h)(l)	6,704	6,706
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (h)	9,409	9,597
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (h)(l)	1,462	1,470
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(h)	8,048	8,195
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (h)	4,253	4,268
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (f)(h)	934	964
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(h)	1,879	1,883
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(h)	389	391
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(h)	137	137
		225,747

Credit card 0.14%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(h)	8,500	8,521
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(h)	4,100	4,115
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(h)	2,715	2,733
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (h)	4,171	4,182
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (h)	4,558	4,652
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (h)	3,970	4,050
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(h)	2,043	2,049
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(h)	404	406
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (h)	7,030	7,058
		37,766

Student loan 0.08%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(h)	2,480	2,510
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(h)	2,485	2,281
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(h)	3,240	2,947
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(h)	4,222	3,968
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(h)	2,626	2,485
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(h)	4,441	4,213
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.595% 1/15/2053 (f)(h)(i)	3,493	3,462
		21,866

Collateralized loan obligations 0.04%
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (f)(h)(i)	3,240	3,246

American Funds Insurance Series	130

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (f)(h)(i)	USD321	$322
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (f)(h)(i)	3,469	3,470
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (f)(h)(i)	3,229	3,231
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (f)(h)(i)	1,285	1,286
		11,555
Total asset-backed obligations		529,161
Bonds & notes of governments & government agencies outside the U.S. 0.32%
Mexico 0.16%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,648
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,856
United Mexican States 4.75% 4/27/2032	2,305	2,249
United Mexican States 5.375% 3/22/2033	1,295	1,288
United Mexican States 3.50% 2/12/2034	1,790	1,552
United Mexican States 6.875% 5/13/2037	2,720	2,909
United Mexican States 6.625% 1/29/2038	200	209
United Mexican States 7.375% 5/13/2055	4,235	4,573
United Mexican States 3.771% 5/24/2061	1,528	946
		43,230

Canada 0.07%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,824
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,719
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	2,980
Ontario (Province of) 3.90% 9/4/2030	8,228	8,238
		20,761

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,764

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	2,525	2,091
Peru (Republic of) 5.875% 8/8/2054	2,310	2,294
Peru (Republic of) 2.78% 12/1/2060	3,383	1,845
		6,230

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,961
Panama (Republic of) 2.252% 9/29/2032	4,306	3,568
		5,529

Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (f)	745	748
Qatar (State of) 4.817% 3/14/2049 (f)	750	708
		1,456
Total bonds & notes of governments & government agencies outside the U.S.		88,970

131	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans 0.15%
Communication services 0.05%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (i)(o)	USD2,344	$2,344
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (i)(o)	967	847
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (i)(o)	22	22
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (c)(g)(o)	2,157	2,157
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (i)(o)	2,285	1,812
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (i)(o)	1,280	1,283
X Corp., Term Loan B3, 9.50% 10/26/2029 (o)	2,675	2,671
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (i)(o)	2,762	2,718
		13,854

Information technology 0.04%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (i)(o)	485	487
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (i)(o)	225	227
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (e)(i)(o)	724	729
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (i)(o)	2,180	2,138
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (i)(o)	1,737	1,740
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (i)(o)	900	882
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (i)(o)	4,031	4,026
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (i)(o)	105	104
		10,333

Financials 0.03%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(i)(o)	4,566	4,532
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (i)(o)	2,190	2,223
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (i)(o)	2,036	2,064
		8,819

Health care 0.01%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (i)(o)	2,543	2,527

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (c)(i)(o)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (c)(g)(i)(o)	120	120
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (i)(o)	2,109	2,113
		2,360

Materials 0.01%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (c)(g)(i)(n)(o)	797	252
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(g)(i)(n)(o)	802	254
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (c)(g)(i)(n)(o)	1,319	418
		924

Industrials 0.00%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (i)(o)	982	914
Total loans		39,731

American Funds Insurance Series	132

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	USD4,781	$4,639
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,426
		9,065

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,224	3,312

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,930	4,480

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	418	274

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,735	5,696
Total municipals		22,827
Total bonds, notes & other debt instruments (cost: $7,832,741,000)		7,768,308
Investment funds 3.06%	Shares
Capital Group Central Corporate Bond Fund (p)	99,619,082	846,762
Total investment funds (cost: $864,770,000)		846,762
Short-term securities 3.70%
Money market investments 3.63%
Capital Group Central Cash Fund 3.79% (p)(q)	10,047,098	1,004,810

Money market investments purchased with collateral from securities on loan 0.07%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (q)(r)	18,905,590	18,905
Total short-term securities (cost: $1,023,511,000)		1,023,715
Total investment securities 100.26% (cost: $19,813,803,000)		27,745,931
Other assets less liabilities (0.26)%		(70,891)
Net assets 100.00%		$27,675,040

133	American Funds Insurance Series

Asset Allocation Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	8,836	4/6/2026	USD1,844,860	$(403)
5 Year U.S. Treasury Note Futures	Long	4,708	4/6/2026	514,606	(1,134)
10 Year U.S. Treasury Note Futures	Long	3,234	3/31/2026	363,623	(2,694)
10 Year Ultra U.S. Treasury Note Futures	Short	262	3/31/2026	(30,134)	100
20 Year U.S. Treasury Bond Futures	Long	1,200	3/31/2026	138,713	(1,838)
30 Year Ultra U.S. Treasury Bond Futures	Short	794	3/31/2026	(93,692)	1,825
					$(4,144)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.473%	Annual	10/2/2032	USD112,900	$814	$—	$814
SOFR	Annual	3.4805%	Annual	10/2/2032	USD37,800	255	—	255
SOFR	Annual	3.48%	Annual	10/2/2032	USD12,601	86	—	86
SOFR	Annual	3.4815%	Annual	10/2/2032	USD12,612	84	—	84
SOFR	Annual	3.482%	Annual	10/2/2032	USD12,286	82	—	82
SOFR	Annual	3.50061%	Annual	11/3/2032	USD74,795	442	—	442
SOFR	Annual	3.6385%	Annual	10/2/2035	USD55,884	685	—	685
SOFR	Annual	3.6775%	Annual	10/8/2035	USD55,754	511	—	511
SOFR	Annual	3.66593%	Annual	11/3/2035	USD55,430	584	—	584
						$3,543	$—	$3,543
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD3,826	$(87)	$(86)	$(1)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	38,950	(2,976)	(2,542)	(434)
					$(3,063)	$(2,628)	$(435)

American Funds Insurance Series	134

Asset Allocation Fund (continued)
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 3.06%
Capital Group Central Corporate Bond Fund	$1,368,034	$95,934	$634,718	$(136,730)	$154,242	$846,762	$47,796
Short-term securities 3.63%
Money market investments 3.63%
Capital Group Central Cash Fund 3.79% (q)	855,747	6,829,389	6,680,500	185	(11)	1,004,810	61,071
Total 6.69%				$(136,545)	$154,231	$1,851,572	$108,867
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(c)	8/22/2014	$6,949	$12,613	0.05%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025	937	1,030	0.00 (s)
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (i)(o)	9/13/2023	714	729	0.00 (s)
Total		$8,600	$14,372	0.05%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,434,326,000, which represented 5.18% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $41,456,000, which represented 0.15% of the net assets of the fund.
(k)	Represents securities transacted on a TBA basis.
(l)	Step bond; coupon rate may change at a later date.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)	Scheduled interest and/or principal payment was not received.
(o)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,730,000, which represented 0.14% of the net assets of the fund.

(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 12/31/2025.
(r)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(s)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

135	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio December 31, 2025

Common stocks 63.00%	Shares	Value (000)
Information technology 11.69%
Broadcom, Inc.	34,396	$11,904
Microsoft Corp.	21,713	10,501
Taiwan Semiconductor Manufacturing Co., Ltd.	214,000	10,455
NVIDIA Corp.	54,735	10,208
Apple, Inc.	13,709	3,727
Corning, Inc.	37,498	3,283
ARM Holdings PLC (ADR) (a)	9,479	1,036
Applied Materials, Inc.	3,494	898
Accenture PLC, Class A	2,486	667
		52,679

Financials 10.05%
B3 SA - Brasil, Bolsa, Balcao	1,689,969	4,399
Standard Chartered PLC	149,081	3,641
ING Groep NV	129,152	3,631
Banco Bilbao Vizcaya Argentaria SA	138,658	3,243
JPMorgan Chase & Co.	9,865	3,179
Chubb, Ltd.	9,664	3,016
Marsh & McLennan Cos., Inc.	13,476	2,500
HDFC Bank, Ltd. (ADR)	49,471	1,808
HDFC Bank, Ltd.	46,716	516
Morgan Stanley	10,778	1,913
Mastercard, Inc., Class A	3,306	1,887
BlackRock, Inc.	1,721	1,842
Munchener Ruckversicherungs-Gesellschaft AG	2,492	1,646
Zurich Insurance Group AG	1,994	1,513
Banco BPM SpA	95,108	1,445
NatWest Group PLC	154,953	1,351
Mizuho Financial Group, Inc.	34,600	1,256
BNP Paribas SA	10,716	1,014
Swiss Re AG	5,412	902
AIA Group, Ltd.	74,200	762
Wells Fargo & Co.	7,990	745
PICC Property and Casualty Co., Ltd., Class H	320,000	671
3i Group PLC	15,320	667
U.S. Bancorp	12,427	663
BPER Banca SpA	39,690	537
Hannover Rueck SE	1,705	533
		45,280

Industrials 9.63%
RTX Corp.	46,281	8,488
IHI Corp.	186,108	3,282
Hitachi, Ltd.	82,300	2,553
Volvo AB, Class B	76,848	2,463
General Dynamics Corp.	7,150	2,407
TransDigm Group, Inc.	1,573	2,092
BAE Systems PLC	85,249	1,960
Deutsche Post AG	35,349	1,936
Union Pacific Corp.	8,297	1,919
Airbus SE, non-registered shares	7,673	1,780
Waste Management, Inc.	7,570	1,663
Uber Technologies, Inc. (a)	20,061	1,639
ITOCHU Corp.	128,500	1,622
Rolls-Royce Holdings PLC	90,309	1,404
Automatic Data Processing, Inc.	4,193	1,079
Ryanair Holdings PLC	21,391	743
Bouygues SA	13,919	722
Bombardier, Inc., Class B (a)	4,123	701

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Safran SA	1,987	$691
PACCAR, Inc.	6,185	677
Qantas Airways, Ltd.	97,783	675
United Rentals, Inc.	817	661
Paychex, Inc.	5,809	652
Caterpillar, Inc.	1,022	585
GFL Environmental, Inc., subordinate voting shares	11,594	498
AtkinsRealis Group, Inc.	7,290	471
		43,363

Health care 7.73%
Eli Lilly and Co.	7,436	7,991
Vertex Pharmaceuticals, Inc. (a)	11,410	5,173
Novo Nordisk AS, Class B	67,966	3,464
Abbott Laboratories	27,403	3,433
Sanofi	25,714	2,495
Gilead Sciences, Inc.	18,827	2,311
UnitedHealth Group, Inc.	6,188	2,043
Alnylam Pharmaceuticals, Inc. (a)	3,997	1,589
Medtronic PLC	13,170	1,265
Stryker Corp.	3,371	1,185
AbbVie, Inc.	5,175	1,183
AstraZeneca PLC	3,470	639
BioMarin Pharmaceutical, Inc. (a)	10,659	634
Molina Healthcare, Inc. (a)	3,573	620
GE HealthCare Technologies, Inc.	5,321	436
Cencora, Inc.	1,074	363
		34,824

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	28,311	6,535
Ferrari NV	3,878	1,433
Ferrari NV (EUR denominated)	1,664	620
Starbucks Corp.	23,917	2,014
Midea Group Co., Ltd., Class A	166,950	1,866
Maruti Suzuki India, Ltd.	9,473	1,761
Compagnie Financiere Richemont SA, Class A	6,565	1,417
LVMH Moet Hennessy-Louis Vuitton SE	1,773	1,337
Compagnie Generale des Etablissements Michelin	33,369	1,107
Royal Caribbean Cruises, Ltd.	3,526	983
Viking Holdings, Ltd. (a)	9,998	714
Compass Group PLC	21,303	678
Accor SA	10,541	597
		21,062

Materials 4.32%
Nitto Denko Corp.	122,500	2,911
Grupo Mexico, SAB de CV, Series B	295,899	2,794
Lundin Gold, Inc.	31,847	2,645
Vale SA, ordinary nominative shares	120,881	1,581
Vale SA (ADR), ordinary nominative shares	53,750	700
Franco-Nevada Corp.	5,241	1,086
Franco-Nevada Corp. (CAD denominated)	4,075	845
Anglo American PLC	43,941	1,811
Smurfit Westrock PLC	40,261	1,557
Air Products and Chemicals, Inc.	4,593	1,134
Freeport-McMoRan, Inc.	19,198	975

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Newmont Corp.	7,198	$719
Air Liquide SA	2,774	522
Celanese Corp.	4,784	202
		19,482

Communication services 4.18%
Alphabet, Inc., Class A	19,544	6,117
Alphabet, Inc., Class C	6,924	2,173
AT&T, Inc.	134,741	3,347
Meta Platforms, Inc., Class A	4,442	2,932
Comcast Corp., Class A	41,626	1,244
Omnicom Group, Inc.	12,053	973
Netflix, Inc. (a)	9,170	860
SoftBank Group Corp.	21,252	599
Nintendo Co., Ltd.	8,400	568
		18,813

Utilities 4.00%
Dominion Energy, Inc.	72,580	4,252
DTE Energy Co.	17,918	2,311
National Grid PLC	125,726	1,938
Power Grid Corp. of India, Ltd.	588,187	1,730
Duke Energy Corp.	14,059	1,648
E.ON SE	67,347	1,277
PG&E Corp.	78,708	1,265
Constellation Energy Corp.	3,350	1,183
Pinnacle West Capital Corp.	12,517	1,110
NextEra Energy, Inc.	12,754	1,024
SembCorp Industries, Ltd.	57,400	268
		18,006

Consumer staples 3.38%
Philip Morris International, Inc.	28,949	4,643
Imperial Brands PLC	108,137	4,546
British American Tobacco PLC	75,162	4,260
Nestle SA	9,977	992
Sysco Corp.	10,540	777
		15,218

Energy 2.76%
Canadian Natural Resources, Ltd. (CAD denominated)	245,684	8,321
Shell PLC (GBP denominated)	45,924	1,687
Chevron Corp.	6,750	1,029
Cameco Corp. (CAD denominated)	7,668	702
Expand Energy Corp.	6,349	701
		12,440

Real estate 0.58%
CTP NV	50,979	1,068
Embassy Office Parks REIT	181,378	879
Goodman Logistics (HK), Ltd. REIT	31,735	652
		2,599
Total common stocks (cost: $198,233,000)		283,766

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Convertible stocks 0.65%	Shares	Value (000)
Financials 0.35%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	$1,576

Utilities 0.30%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,345
Total convertible stocks (cost: $2,894,000)		2,921
Bonds, notes & other debt instruments 29.38%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.73%
Japan 2.26%
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	538
Japan, Series 346, 0.10% 3/20/2027	134,150	848
Japan, Series 474, 0.70% 7/1/2027	106,550	677
Japan, Series 358, 0.10% 3/20/2030	37,400	225
Japan, Series 363, 0.10% 6/20/2031	174,700	1,028
Japan, Series 373, 0.60% 12/20/2033	55,750	323
Japan, Series 152, 1.20% 3/20/2035	465,250	2,774
Japan, Series 173, 0.40% 6/20/2040	50,350	238
Japan, Series 176, 0.50% 3/20/2041	109,950	516
Japan, Series 179, 0.50% 12/20/2041	50,500	231
Japan, Series 42, 1.70% 3/20/2044	86,550	463
Japan, Series 192, 2.40% 3/20/2045	165,550	979
Japan, Series 37, 0.60% 6/20/2050	26,950	95
Japan, Series 74, 1.00% 3/20/2052	84,000	316
Japan, Series 76, 1.40% 9/20/2052	41,100	172
Japan, Series 77, 1.60% 12/20/2052	76,750	337
Japan, Series 84, 2.10% 9/20/2054	82,450	404
		10,164

China 1.23%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	83
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	602
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	568
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	6,220	930
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	443
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	357
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	3,980	560
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	58
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	201
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	155
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,259
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	311
		5,527

Supra National 1.07%
Asian Development Bank 6.72% 2/8/2028	INR18,000	201
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	111
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	48
European Bank for Reconstruction and Development 6.75% 1/13/2032	43,800	487
European Investment Bank 0.375% 9/15/2027	EUR110	126
European Investment Bank 6.95% 3/1/2029	INR5,700	64
European Investment Bank 0.25% 1/20/2032	EUR860	873
European Investment Bank 7.40% 10/23/2033	INR19,300	222
European Investment Bank 2.875% 1/15/2035	EUR45	52
European Union 2.50% 10/14/2030	80	93

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Supra National (continued)
European Union 2.75% 12/13/2032	EUR70	$82
European Union 3.375% 10/4/2039	40	46
European Union 3.625% 12/12/2040	1,475	1,728
European Union 4.00% 10/12/2055	215	249
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	247
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	181
		4,810

Germany 1.05%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,592
Germany (Federal Republic of) 0% 2/15/2032	540	544
Germany (Federal Republic of) 1.70% 8/15/2032	674	750
Germany (Federal Republic of) 2.30% 2/15/2033	300	345
Germany (Federal Republic of) 2.50% 2/15/2035	130	149
Germany (Federal Republic of) 1.00% 5/15/2038	180	166
Germany (Federal Republic of) 0% 8/15/2050	300	152
Germany (Federal Republic of) 0% 8/15/2052	80	38
		4,736

United Kingdom 1.00%
United Kingdom 1.25% 7/22/2027	GBP410	533
United Kingdom 0.375% 10/22/2030	210	240
United Kingdom 1.00% 1/31/2032	750	845
United Kingdom 4.25% 6/7/2032	785	1,068
United Kingdom 3.25% 1/31/2033	330	418
United Kingdom 3.25% 1/22/2044	644	680
United Kingdom 1.25% 7/31/2051	413	247
United Kingdom 4.375% 7/31/2054	205	242
United Kingdom 2.50% 7/22/2065	340	256
		4,529

Italy 0.84%
Italy (Republic of) 1.35% 4/1/2030	EUR250	279
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	937
Italy (Republic of) 4.20% 3/1/2034	900	1,127
Italy (Republic of) 3.65% 8/1/2035	795	949
Italy (Republic of) 4.50% 10/1/2053	210	253
Italy (Republic of) 4.30% 10/1/2054	200	233
		3,791

Brazil 0.77%
Brazil (Federative Republic of) 0% 1/1/2026	BRL10,887	1,985
Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031	1,142	183
Brazil (Federative Republic of) 10.00% 1/1/2035	4,075	610
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	229	37
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,653	263
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	229	36
		3,491

France 0.66%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	466
French Republic O.A.T. 0% 11/25/2030	1,320	1,355

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
France (continued)
French Republic O.A.T. 2.00% 11/25/2032	EUR610	$667
French Republic O.A.T. 3.25% 5/25/2045	160	166
French Republic O.A.T. 3.75% 5/25/2056	295	305
		2,959

Hungary 0.56%
Hungary (Republic of) 3.00% 8/21/2030	HUF548,270	1,456
Hungary (Republic of) 4.50% 5/27/2032	336,000	920
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	126
		2,502

Spain 0.53%
Spain (Kingdom of) 0% 1/31/2027	335	385
Spain (Kingdom of) 0.80% 7/30/2027	490	564
Spain (Kingdom of) 0.50% 10/31/2031	165	171
Spain (Kingdom of) 3.15% 4/30/2033	317	376
Spain (Kingdom of) 3.55% 10/31/2033	370	450
Spain (Kingdom of) 3.25% 4/30/2034	120	142
Spain (Kingdom of) 3.45% 10/31/2034	240	288
		2,376

South Korea 0.46%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	240
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,339
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	688,360	474
		2,053

Australia 0.45%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	66
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	433
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	567
New South Wales Treasury Corp. 4.25% 2/20/2036	340	208
Treasury Corp. of Victoria 5.50% 9/15/2039	813	530
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	231
		2,035

Malaysia 0.36%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	876
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	152
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	48
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	170
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	336
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	26
		1,608

Canada 0.31%
Canada (Government) 0.25% 3/1/2026	CAD246	179
Canada (Government) 3.50% 3/1/2028	1,119	830
Canada (Government) 1.50% 12/1/2031	60	40
Nova Scotia (Province of) 3.15% 12/1/2051	170	95
Ontario (Province of) 3.25% 7/3/2035	EUR200	233
		1,377

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Panama 0.18%
Panama (Republic of) 7.50% 3/1/2031	USD560	$622
Panama (Republic of) 6.40% 2/14/2035	200	212
		834

Greece 0.17%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	79
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	578
		758

Mexico 0.15%
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	593
United Mexican States, Series M, 8.00% 7/31/2053	881	42
United Mexican States, Series S, 4.00% 10/29/2054 (b)	543	28
		663

Republic of Austria 0.14%
Austria (Republic of) 0% 2/20/2031	EUR500	514
Austria (Republic of) 2.90% 2/20/2034	120	140
		654

Indonesia 0.11%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	77
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	161
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	64
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	182
		484

Colombia 0.08%
Colombia (Republic of) 7.375% 4/25/2030	USD335	355

Belgium 0.07%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	316

Turkey 0.05%
Turkey (Republic of) 7.125% 7/17/2032	USD200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	114
Ireland (Republic of) 3.00% 10/18/2043	80	88
		202

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	160	187

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	152

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Portugal 0.03%
Portugal (Republic of) 0.475% 10/18/2030	EUR50	$53
Portugal (Republic of) 3.375% 6/15/2040	5	6
Portugal (Republic of) 3.625% 6/12/2054	70	77
		136

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	126

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	125

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	108

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	60
Total bonds & notes of governments & government agencies outside the U.S.		57,330
U.S. Treasury bonds & notes 5.53%
U.S. Treasury 5.05%
U.S. Treasury 4.50% 4/15/2027	USD1,160	1,174
U.S. Treasury 3.75% 4/30/2027	1,710	1,715
U.S. Treasury 3.75% 6/30/2027	1,510	1,516
U.S. Treasury 4.00% 6/30/2028 (c)	4,484	4,537
U.S. Treasury 4.625% 9/30/2028	1,875	1,928
U.S. Treasury 4.125% 3/31/2029	822	836
U.S. Treasury 3.50% 9/30/2029	755	752
U.S. Treasury 4.00% 2/28/2030	1,094	1,108
U.S. Treasury 4.00% 5/31/2030	1,090	1,104
U.S. Treasury 3.875% 6/30/2030	2,117	2,133
U.S. Treasury 3.50% 11/30/2030	210	208
U.S. Treasury 2.875% 5/15/2032	306	289
U.S. Treasury 4.625% 2/15/2035 (c)	1,544	1,604
U.S. Treasury 4.25% 5/15/2035	326	329
U.S. Treasury 4.00% 11/15/2035	390	385
U.S. Treasury 1.875% 2/15/2041	285	199
U.S. Treasury 2.25% 5/15/2041	873	643
U.S. Treasury 2.875% 11/15/2046	200	148
U.S. Treasury 1.25% 5/15/2050	1,155	554
U.S. Treasury 1.375% 8/15/2050	570	281
U.S. Treasury 2.375% 5/15/2051	510	322
U.S. Treasury 2.00% 8/15/2051	560	322
U.S. Treasury 4.00% 11/15/2052	270	235
U.S. Treasury 3.625% 2/15/2053	149	121
U.S. Treasury 4.25% 8/15/2054	320	290
		22,733

U.S. Treasury inflation-protected securities 0.48%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	377	373

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	USD698	$719
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	272	196
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	934	886
		2,174
Total U.S. Treasury bonds & notes		24,907
Mortgage-backed obligations 5.43%
Federal agency mortgage-backed obligations 4.11%
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	32	31
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	242	248
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	64	67
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	86	79
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	319	325
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	387	398
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	19	19
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	14	14
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	2,458	2,526
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	88	90
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	68	71
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (d)	467	475
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)	178	182
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	133	135
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	94	97
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	67	69
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	85	86
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	72	75
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	67	69
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	51	53
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	6	7
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (d)	316	320
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (d)	999	1,026
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	84	87
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	14	15
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	10	10
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (d)	281	275
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	13	13
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (d)	177	168
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	395	386
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	99	101
Fannie Mae Pool #DD2618 4.00% 3/1/2055 (d)	931	883
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (d)	39	40
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	37	38
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	1,470	1,547
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	38	36
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)	57	54
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	98	98
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	50	50
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	41	43
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	235	238
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (d)	155	147
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (d)	81	86
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	323	262
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (d)	66	61
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	95	93
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	53	52
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (d)	14	14
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	448	455

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	USD195	$198
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	26	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	40	41
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	78	81
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	35	35
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	102	106
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	64	66
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	52	54
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (d)	21	21
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	151	156
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	76	79
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	75	78
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	72	75
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	32	33
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (d)	175	166
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	72	70
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	64	65
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (d)	94	89
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	205	205
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	60	61
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	1	1
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	330	347
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	961	975
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	89	89
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	237	237
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	874	873
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(e)	1,030	833
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(e)	7	7
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (d)(e)	485	460
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(e)	338	330
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (d)(e)	483	490
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(e)	20	20
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(e)	392	361
		18,493

Commercial mortgage-backed securities 0.61%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	55	57
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(g)	140	144
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(f)(g)	335	339
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(f)(g)	298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(f)(g)	100	104
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(f)(g)	135	139
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(f)(g)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(f)(g)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(f)(g)	157	163
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(f)(g)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(f)(g)	131	136
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(f)(g)	295	296
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(f)(g)	139	139

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(f)(g)	USD50	$51
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(f)(g)	128	128
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(f)(g)	555	551
		2,771

Collateralized mortgage-backed obligations (privately originated) 0.49%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(f)(g)	66	66
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(f)(g)	122	124
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(f)(g)	55	55
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(f)(g)	35	35
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(f)(g)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (d)(f)(g)	36	36
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(f)(g)	121	122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(f)(g)	20	20
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(f)(g)	35	36
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(f)(g)	23	23
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(g)(h)	189	191
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(g)(h)	98	99
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(g)(h)	96	97
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(f)(g)	82	77
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(g)(h)	70	70
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(g)(h)	136	138
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(g)(h)	180	182
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(g)(h)	197	198
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(f)(g)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(g)(h)	196	199
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(g)(h)	98	100
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(f)(g)	84	84
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(g)(h)	120	120
		2,227

Other mortgage-backed securities 0.22%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (d)	DKK397	58
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (d)	1,054	151
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	4,925	637
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (d)	438	50
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (d)	530	65
Realkredit Danmark AS 1.00% 10/1/2053 (d)	176	22
		983
Total mortgage-backed obligations		24,474

American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes 5.05%
Financials 1.32%
200 Park Funding Trust 5.74% 2/15/2055 (g)	USD100	$100
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (h)	EUR230	257
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (h)	100	125
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (h)	100	123
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (h)	100	124
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (h)	GBP100	143
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (h)	EUR100	121
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	USD200	221
BPCE SA 4.50% 1/13/2033	EUR100	123
Brown & Brown, Inc. 5.55% 6/23/2035	USD7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (g)(h)	200	208
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (h)	EUR200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (h)	70	71
Corebridge Financial, Inc. 3.90% 4/5/2032	59	56
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (h)	160	157
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (h)	EUR200	222
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (h)	GBP100	135
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (h)	USD135	141
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (h)	360	381
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (h)	200	201
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (h)	290	331
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (h)	EUR100	130
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	USD85	86
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (h)	280	250
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (h)	220	231
Mastercard, Inc. 2.00% 11/18/2031	102	91
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (h)	294	306
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (h)	150	156
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (h)	EUR175	192
New York Life Insurance Co. 3.75% 5/15/2050 (g)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (h)	65	74
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (h)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	287
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (g)(h)	330	340
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	77
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)(i)	EUR150	181
		5,960

Utilities 0.61%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD197	159
CMS Energy Corp. 3.00% 5/15/2026	180	179
Duke Energy Corp. 3.75% 4/1/2031	EUR100	119
Electricite de France SA 4.25% 1/25/2032	100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (h)	200	230
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (h)	200	256
Enel Finance International NV 2.125% 7/12/2028 (g)	USD200	190
Enfragen Energia Sur SA 5.375% 12/30/2030	200	186
Engie SA 7.00% 10/30/2028	GBP50	72
Exelon Corp. 3.40% 4/15/2026	USD75	75
Interstate Power and Light Co. 2.30% 6/1/2030	50	46

147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD78	$83
Pacific Gas and Electric Co. 6.00% 8/15/2035	120	126
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	102
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	93
Public Service Co. of Colorado 2.70% 1/15/2051	125	76
Southern California Edison Co. 5.45% 3/1/2035	150	152
Southern California Edison Co. 6.20% 9/15/2055	60	61
SP Transmission PLC 2.00% 11/13/2031	GBP100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199
		2,761

Energy 0.59%
Ecopetrol SA 8.625% 1/19/2029	125	134
Empresa Nacional del Petroleo 5.95% 7/30/2034 (g)	200	210
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)	225	236
Petroleos Mexicanos 6.84% 1/23/2030	1,455	1,479
Petroleos Mexicanos 6.95% 1/28/2060	80	65
Qatar Energy 3.125% 7/12/2041 (g)	320	247
Raizen Fuels Finance SA 6.45% 3/5/2034 (g)	200	163
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		2,641

Communication services 0.57%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	522
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	113
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	117
AT&T, Inc. 2.75% 6/1/2031	USD165	152
AT&T, Inc. 5.20% 11/18/2033	GBP100	136
AT&T, Inc. 2.55% 12/1/2033	USD64	55
CCO Holdings, LLC 4.25% 1/15/2034 (g)	75	64
Comcast Corp. 3.55% 5/1/2028	70	69
Comcast Corp. 0.25% 9/14/2029	EUR250	267
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
Orange 3.625% 11/16/2031	EUR100	120
Orange 5.625% 1/23/2034	GBP90	127
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	116
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	118
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	152
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	88
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	101
		2,565

Industrials 0.43%
Boeing Co. (The) 6.298% 5/1/2029	USD95	101
Boeing Co. (The) 6.528% 5/1/2034	604	668
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	32
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	86
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	5
CSX Corp. 2.50% 5/15/2051	75	45
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	195
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	116
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (g)	USD76	79
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (g)	200	199

American Funds Insurance Series	148

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
RTX Corp. 4.125% 11/16/2028	USD100	$100
RTX Corp. 6.10% 3/15/2034	55	60
RTX Corp. 4.50% 6/1/2042	70	63
Veralto Corp. 4.15% 9/19/2031	EUR100	122
Veralto Corp. 5.45% 9/18/2033	USD40	42
		1,920

Consumer discretionary 0.33%
BMW International Investment BV 4.75% 9/4/2030	GBP100	137
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	237
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD200	203
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	207
General Motors Financial Co., Inc. 5.90% 1/7/2035	140	146
Hyundai Capital America 1.50% 6/15/2026 (g)	100	99
Hyundai Capital America 5.10% 6/24/2030 (g)	72	74
Hyundai Capital America 4.50% 9/18/2030 (g)	100	100
McDonald’s Corp. 1.60% 3/15/2031 (i)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	197
		1,509

Health care 0.33%
AbbVie, Inc. 5.05% 3/15/2034	25	26
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	196
Amgen, Inc. 4.20% 3/1/2033	200	196
Amgen, Inc. 5.65% 3/2/2053	300	294
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
CVS Health Corp. 5.40% 6/1/2029	125	129
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	108
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	117
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	150
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64
		1,466

Consumer staples 0.32%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	199
BAT Capital Corp. 3.215% 9/6/2026	USD62	62
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	73
BAT Capital Corp. 5.625% 8/15/2035	243	253
Campbell’s Co. (The) 4.75% 3/23/2035	47	45
Coca-Cola Co. 4.65% 8/14/2034	61	62
Coca-Cola Co. 3.75% 8/15/2053	EUR125	133
Mars, Inc. 5.20% 3/1/2035 (g)	USD105	108
Minerva Luxembourg SA 8.875% 9/13/2033	200	219
Philip Morris International, Inc. 4.00% 10/29/2030	60	60
Philip Morris International, Inc. 5.75% 11/17/2032	110	118
		1,436

Materials 0.30%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	86

149	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Braskem Netherlands Finance BV 8.50% 1/12/2031	USD400	$157
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (g)	250	263
Nickel Industries, Ltd. 9.00% 9/30/2030 (g)	200	208
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (h)(j)	276	280
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (g)(h)(j)	46	47
Vale Overseas, Ltd. 3.75% 7/8/2030	94	91
Verallia SAS 3.875% 11/4/2032	EUR200	229
		1,361

Information technology 0.15%
Amphenol Corp. 3.125% 6/16/2032	100	116
Broadcom, Inc. 4.00% 4/15/2029 (g)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	30
Broadcom, Inc. 3.469% 4/15/2034	123	112
Oracle Corp. 2.65% 7/15/2026	216	214
SK hynix, Inc. 1.50% 1/19/2026	200	200
		693

Real estate 0.10%
American Tower Corp. 0.875% 5/21/2029	EUR130	143
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	103
Equinix, Inc. 2.15% 7/15/2030	176	160
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		446
Total corporate bonds and notes		22,758
Asset-backed obligations 0.54%
Other asset-backed securities 0.29%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(g)	323	324
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)	93	95
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(g)	76	76
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(g)	208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(g)	100	101
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)	86	87
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(g)	231	236
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(g)	161	162
		1,292

Credit card 0.11%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(g)	100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(g)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(g)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(g)	100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(g)	100	101
		516

Auto loan 0.09%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(g)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)	148	154
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)	100	101
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(g)	10	10
		391

American Funds Insurance Series	150

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Collateralized loan obligations 0.04%
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(f)(g)	USD181	$180

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (d)(f)(g)	62	63
Total asset-backed obligations		2,442
Federal agency bonds & notes 0.07%
Export-Import Bank of Thailand 5.354% 5/16/2029	200	208
Korea Development Bank 6.75% 7/1/2030	INR10,000	110
		318
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	USD100	74

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	55
Total municipals		129
Total bonds, notes & other debt instruments (cost: $134,692,000)		132,358
Investment funds 0.94%	Shares
Capital Group Central Corporate Bond Fund (k)	499,957	4,250
Total investment funds (cost: $3,967,000)		4,250
Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.79% (k)(l)	277,543	27,757
Total short-term securities (cost: $27,752,000)		27,757
Options purchased (equity style) 0.00%
Options purchased (equity style)*		2
Total options purchased (equity style) (cost: $10,000)		2
Total investment securities 100.13% (cost: $367,548,000)		451,054
Other assets less liabilities (0.13)%		(587)
Net assets 100.00%		$450,467

151	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY147.00	USD2,000	$2
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	18	1/23/2026	EUR126.50	EUR1,800	$— (m)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(18)	1/23/2026	EUR131.50	EUR(1,800)	$4
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month CORRA Futures	Long	96	6/17/2026	USD17,086	$52
3 Month CORRA Futures	Short	4	9/16/2026	(712)	1
2 Year Italy Government Bond Futures	Long	44	3/10/2026	5,550	(10)
2 Year Euro-Schatz Futures	Short	22	3/10/2026	(2,761)	3
2 Year Canadian Government Bond Futures	Long	12	3/31/2026	923	(3)
2 Year U.S. Treasury Note Futures	Long	111	4/6/2026	23,176	(5)
5 Year Euro-Bobl Futures	Long	22	3/10/2026	3,003	(15)
5 Year Canadian Government Bond Futures	Long	14	3/31/2026	1,156	(10)
5 Year U.S. Treasury Note Futures	Long	15	4/6/2026	1,640	(5)
10 Year Euro-Bund Futures	Long	5	3/10/2026	750	(5)
10 Year French Government Bond Futures	Short	3	3/10/2026	(425)	3
10 Year Italy Government Bond Futures	Short	8	3/10/2026	(1,130)	5

American Funds Insurance Series	152

American Funds Global Balanced Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Australian Treasury Bond Futures	Long	8	3/16/2026	USD584	$3
10 Year Japanese Government Bond Futures	Short	3	3/23/2026	(2,536)	18
10 Year U.S. Treasury Note Futures	Long	26	3/31/2026	2,923	(21)
10 Year Ultra U.S. Treasury Note Futures	Long	6	3/31/2026	690	(7)
10 Year UK Gilt Futures	Short	2	3/31/2026	(246)	1
10 Year Canadian Government Bond Futures	Short	7	3/31/2026	(617)	9
20 Year U.S. Treasury Bond Futures	Long	15	3/31/2026	1,734	(24)
30 Year Euro-Buxl Futures	Short	8	3/10/2026	(1,035)	23
30 Year Ultra U.S. Treasury Bond Futures	Long	13	3/31/2026	1,534	(27)
					$(14)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	13,630	USD	312	Citibank	1/7/2026	$3
USD	899	MYR	3,710	JPMorgan Chase	1/8/2026	(16)
USD	725	JPY	112,210	Bank of America	1/9/2026	8
USD	355	JPY	54,745	Citibank	1/9/2026	5
USD	277	JPY	42,750	Citibank	1/9/2026	4
CHF	130	USD	163	JPMorgan Chase	1/9/2026	1
CZK	13,595	EUR	562	JPMorgan Chase	1/9/2026	1
USD	21	CLP	19,505	Citibank	1/9/2026	— (m)
USD	464	IDR	7,740,641	Citibank	1/9/2026	— (m)
JPY	33,170	USD	212	BNP Paribas	1/9/2026	— (m)
USD	244	MXN	4,405	Morgan Stanley	1/9/2026	— (m)
USD	78	COP	300,000	Citibank	1/9/2026	(1)
USD	517	CHF	410	Bank of America	1/9/2026	(1)
JPY	10,610	USD	69	Morgan Stanley	1/9/2026	(1)
USD	339	CHF	270	Goldman Sachs	1/9/2026	(2)
USD	1,134	INR	102,200	HSBC Bank	1/9/2026	(2)
USD	415	CZK	8,586	JPMorgan Chase	1/9/2026	(3)
USD	334	GBP	250	Bank of America	1/9/2026	(3)
USD	291	MXN	5,330	UBS AG	1/9/2026	(4)
USD	606	EUR	520	Citibank	1/9/2026	(6)
USD	443	KRW	655,190	Citibank	1/9/2026	(11)
USD	1,103	CAD	1,535	Barclays Bank PLC	1/9/2026	(16)
USD	1,614	KRW	2,363,730	Citibank	1/9/2026	(24)
CNH	17,205	USD	2,438	Citibank	1/12/2026	30
ZAR	3,460	USD	202	Citibank	1/12/2026	6
CNH	4,541	USD	646	Goldman Sachs	1/12/2026	5
EUR	186	CAD	300	HSBC Bank	1/12/2026	1
NZD	47	USD	27	Bank of America	1/12/2026	— (m)
EUR	411	GBP	360	UBS AG	1/12/2026	(1)
USD	64	NOK	651	Morgan Stanley	1/12/2026	(1)
USD	71	RON	310	Citibank	1/12/2026	(1)
USD	123	SGD	160	Citibank	1/12/2026	(1)
USD	264	MXN	4,785	HSBC Bank	1/12/2026	(2)
USD	107	PLN	390	Citibank	1/12/2026	(2)
USD	93	SEK	870	HSBC Bank	1/12/2026	(2)
USD	2,079	AUD	3,141	Morgan Stanley	1/12/2026	(17)

153	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	2,316	HUF	767,740	Citibank	1/12/2026	$(29)
USD	668	THB	20,965	UBS AG	1/14/2026	2
USD	8,604	JPY	1,330,280	Goldman Sachs	1/15/2026	100
EUR	395	DKK	2,950	HSBC Bank	1/15/2026	— (m)
EUR	160	USD	188	JPMorgan Chase	1/15/2026	— (m)
USD	93	ILS	300	HSBC Bank	1/15/2026	(1)
USD	2,540	EUR	2,180	Morgan Stanley	1/15/2026	(24)
USD	7,733	CNH	54,343	Goldman Sachs	1/15/2026	(65)
EUR	529	GBP	465	HSBC Bank	1/16/2026	(5)
USD	3,966	GBP	2,966	Citibank	1/16/2026	(32)
GBP	466	EUR	530	HSBC Bank	1/22/2026	4
USD	631	GBP	470	Morgan Stanley	1/22/2026	(3)
USD	2,832	BRL	15,446	Citibank	1/23/2026	31
USD	288	BRL	1,600	Citibank	1/23/2026	(2)
USD	26,139	EUR	22,194	HSBC Bank	1/26/2026	24
EUR	1,365	USD	1,610	Standard Chartered Bank	1/29/2026	(3)
EUR	3,015	USD	3,548	Morgan Stanley	1/30/2026	1
EUR	1,050	USD	1,236	Morgan Stanley	3/16/2026	3
						$(52)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$— (m)	$—	$— (m)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	1	—	1
SOFR	Annual	3.4925%	Annual	8/19/2027	USD8,340	(21)	—	(21)
SOFR	Annual	3.3395%	Annual	9/23/2027	USD8,510	(2)	—	(2)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	12	—	12
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	12	—	12
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	4	—	4
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	4	—	4
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	3	—	3
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	4	—	4
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK1,500	1	—	1
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	— (m)	—	— (m)
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK970	— (m)	—	— (m)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK3,540	1	—	1
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK2,420	1	—	1
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK2,390	— (m)	—	— (m)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	NOK2,390	— (m)	—	— (m)
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK1,220	— (m)	—	— (m)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(3)	—	(3)

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	$14	$—	$14
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	38	—	38
						$68	$—	$68
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(22)	$—	$(22)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	22	—	22
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	5	—	5
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	3	—	3
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL1,530	(22)	—	(22)
							$(6)	$—	$(6)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR1,520	$(41)	$(38)	$(3)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 12/31/2025 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD1,928	$44	$44	$— (m)
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 0.94%
Capital Group Central Corporate Bond Fund	$3,953	$195	$—	$—	$102	$4,250	$195

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Investments in affiliates (k) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.79% (l)	$22,187	$115,565	$109,995	$(2)	$2	$27,757	$1,158
Total 7.10%				$(2)	$104	$32,007	$1,353
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)	12/4/2024	$163	$181	0.04%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	104	109	0.02
Total		$267	$290	0.06%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $899,000, which represented 0.20% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Represents securities transacted on a TBA basis.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,356,000, which represented 2.30% of the net assets of the fund.

(h)	Step bond; coupon rate may change at a later date.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 12/31/2025.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

157	American Funds Insurance Series

The Bond Fund of America
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 95.01%	Principal amount (000)	Value (000)
Mortgage-backed obligations 32.02%
Federal agency mortgage-backed obligations 25.58%
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	USD17	$17
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	22	22
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	9	9
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	1,896	1,813
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	93	88
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	29	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,645	1,557
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	677	640
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	316	334
Fannie Mae Pool #924866 6.015% 10/1/2037 (a)(b)	125	127
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	140	146
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	594	620
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	134	138
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	671	686
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	666	685
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	102,235	89,225
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	639	658
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	322	331
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	292	300
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	161	166
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	38	37
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,540	1,462
Fannie Mae Pool #MA5786 7.00% 7/1/2045 (a)	231	243
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	667	633
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	727	703
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	115	111
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,084	3,963
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	289	276
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	702	681
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	31	30
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,647	3,424
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,721	1,668
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	64	62
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	1,995	1,983
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,043	979
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,216	4,728
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	3,839	3,614
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	16,627	16,110
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	15,508	14,679
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	9	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	399	379
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,046	951
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	703	640
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,075	1,957
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	16,776	16,198
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	11,941	11,207
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,203	2,996
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,177	4,840
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	23,734	22,304
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	249	212
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,712	4,072
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	520	441
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	40	33
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	14,584	13,192
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	4,986	4,532
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,623	1,441
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,629	3,931
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	926	785

American Funds Insurance Series	158

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	USD595	$505
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	927	824
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	1,561	1,277
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	16,492	13,964
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,472	2,140
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	854	739
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	405	343
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (a)	56	48
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	289	258
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	872	738
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	241	209
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	185	158
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	174	148
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,369	1,216
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,748	1,418
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	5,795	5,023
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,078	916
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	650	551
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	24	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	14,135	12,789
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,008	823
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (a)	925	786
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	979	870
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,320	5,161
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	4,745	3,878
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	40	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	20,212	17,285
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,512	1,282
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	886	751
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	62	55
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,228	2,613
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	693	561
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	364	300
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	4,808	4,141
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,395	2,880
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	342	277
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,274	6,157
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,651	1,398
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	938	794
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,416	6,815
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,803	1,460
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	563	456
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	27	22
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,788	4,053
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,506	3,814
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,365	2,020
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (a)	415	353
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	313	265
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	168	142
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	2,923	2,610
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	354	317
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,452	8,460
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,714	1,387
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,856	1,578
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,744	1,476
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	573	485
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	464	393
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	157	133

159	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	USD32	$27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	26	22
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,826	1,478
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	480	397
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	1,359	1,150
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	756	640
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	265	237
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	188	168
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	74	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,398	7,214
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,659	3,954
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,300	3,640
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	2,294	1,942
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	950	808
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	545	462
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	408	353
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	204	174
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	1,940	1,718
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	764	647
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (a)	191	162
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,275	1,129
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,030	2,565
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,894	1,607
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (a)	1,343	1,139
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	991	849
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	467	398
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	423	358
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	297	253
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	289	245
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	54	46
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	1,890	1,600
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	309	261
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (a)	21	18
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	2,949	2,633
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,282	3,479
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	125	102
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	1,978	1,674
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	92	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	843	751
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	784	637
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	31,768	26,892
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,865	1,583
Fannie Mae Pool #FM9693 2.50% 12/1/2051 (a)	1,577	1,335
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (a)	300	254
Fannie Mae Pool #BT5284 3.00% 12/1/2051 (a)	27	24
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	20
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,799	1,462
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (a)	5,999	5,078
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	5,816	4,923
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,273	3,623
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,043	1,729
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	1,913	1,622
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	1,695	1,435
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (a)	1,120	948
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,086	919
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	329	279
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (a)	295	251
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	897	803
Fannie Mae Pool #BV0273 3.00% 1/1/2052 (a)	568	503
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (a)	540	479

American Funds Insurance Series	160

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	USD14,514	$11,751
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,418	1,962
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	787	637
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,624	1,383
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (a)	1,367	1,160
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	849	723
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	712	603
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	490	416
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	473	401
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	253	215
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (a)	30	26
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	31,130	28,182
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,510	1,222
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,214	985
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,039	842
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	841	681
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,639	2,238
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,681	1,431
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (a)	1,000	849
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	627	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	377	321
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	34	29
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	4,985	4,417
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	973	862
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	5,431	4,396
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,603	1,300
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	724	587
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	30,865	26,126
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	1,508	1,282
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	161	137
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,361	1,301
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	251	240
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,598	2,923
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,039	17,013
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,089	1,778
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (a)	1,000	851
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	931	792
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	6,239	5,526
Fannie Mae Pool #CB3780 3.50% 5/1/2052 (a)	1,992	1,847
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (a)	1,366	1,157
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (a)	941	798
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	144	123
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (a)	128	113
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	2,816	2,689
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,048	3,051
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,360	1,364
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	11,030	9,354
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	2,866	2,426
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	713	606
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	486	412
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	416	354
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	131	112
Fannie Mae Pool #CB4370 3.50% 7/1/2052 (a)	133	123
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,763	2,770
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	4,079	3,613
Fannie Mae Pool #FS3955 3.50% 8/1/2052 (a)	988	917
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	521	527
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	436	371
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	97	86
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	246	243

161	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	USD57	$56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,089	8,150
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	8,787	7,137
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,197	9,018
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,496	2,452
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,325	2,333
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,676	2,726
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,446	2,492
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	203	212
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	747	732
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	132	132
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	31	32
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	571	506
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	269	257
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	19,964	20,043
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	666	566
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,448	4,245
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	562	563
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	292	279
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	146	146
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	3,619	3,693
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	391	399
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	771	800
Fannie Mae Pool #BY0255 2.50% 4/1/2053 (a)	415	352
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,195	3,985
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	630	616
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	14,804	14,830
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	79	79
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	900	917
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	16,585	17,191
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,543	4,332
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	398	380
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	29	28
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,798	2,811
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,618	2,626
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,432	5,531
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	6,260	6,463
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	602	534
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,798	2,740
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	5,834	5,938
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	4,483	4,552
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	307	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	3,478	3,580
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,196	2,263
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,608	1,666
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	5,869	4,759
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,516	2,981
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	147	125
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	74	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,056	18,668
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	573	575
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	93
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,147	3,203
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	6,667	6,985
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	16,853	17,147
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	11,483	11,698
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	5,803	5,912
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	499	509
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	4,344	4,471
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	12,932	13,443

American Funds Insurance Series	162

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	USD7,282	$6,932
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,429	11,637
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,228	6,344
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	122	126
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (a)	996	924
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	59,822	59,898
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	1,777	1,855
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	26	27
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,830	1,859
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	692	728
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	4,556	4,777
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,089	1,134
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,852	2,787
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,362	2,399
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,652	1,678
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,318	6,548
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,519	1,563
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	24	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	13,809	13,524
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	17,416	17,717
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,474	1,497
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	4,540	4,705
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,068	3,162
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,522	1,564
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,733	3,921
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,653	4,755
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,114	5,317
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	508	517
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	330	339
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	180	185
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,472	2,509
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,796	1,836
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	17,336	18,002
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,183	1,220
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	988	1,017
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	9,692	10,110
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	1,788	1,858
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,662	6,796
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,423	1,454
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	22,751	23,374
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	4,671	4,862
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	2,409	2,490
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,072	2,152
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	1,995	2,050
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,192	1,228
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,011	1,039
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	476	489
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	14,751	15,441
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	4,002	4,177
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,375	2,495
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	132	135
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	37,577	38,607
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,276	1,312
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,163	1,195
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	805	828
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	211	219
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	98	101
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	88	91
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,102	2,201
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	1,776	1,858

163	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	USD83	$86
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,274	3,323
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,600	1,639
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,203	1,229
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	362	372
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	212	218
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	177	182
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	85
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	254	264
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	765	786
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	1,794	1,791
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,170	4,231
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,008	3,091
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)	9,840	9,342
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	263	257
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	89	87
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	31	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	137	137
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	3,685	3,821
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,407	1,451
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	426	437
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	320	329
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	286	295
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	726	754
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,747	1,772
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,418	1,464
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	408	419
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,703	1,774
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,201	1,259
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	2,295	2,242
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,689	2,729
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	11,644	11,962
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	456	463
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	4,785	4,916
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	3,293	3,423
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	638	664
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	24,751	26,039
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	7,959	7,557
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	4,581	4,707
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	273	281
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	271	278
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (a)	1,000	1,057
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	1,744	1,656
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	271	271
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	4,402	4,523
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)	1,000	1,053
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	9,433	9,573
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	456	463
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	9,679	9,946
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	4,428	4,550
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	1,916	1,993
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	1,720	1,788
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	5,302	5,379
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	3,902	3,991
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	2,134	2,221
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	266	273
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	7,268	7,648
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	1,778	1,804
Fannie Mae Pool #MA5850 4.00% 10/1/2055 (a)	3,032	2,878
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (a)	117	108

American Funds Insurance Series	164

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	USD64	$60
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,299	8,557
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	6,890	6,331
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	14,526	12,733
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	17,453	15,210
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	955	934
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,507	4,102
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	13	14
Fannie Mae, Series 2002-W1, Class 2A, 4.346% 2/25/2042 (a)(b)	14	14
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	38	37
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	645	639
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	34	35
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	29	28
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,359	2,233
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	35	37
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	27	28
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	50	52
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	165	172
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,723	1,512
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	123	124
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,103	4,420
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	123	124
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	8,835	7,709
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	284	296
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	14,578	13,555
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	53	46
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	86	77
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	764	737
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	467	454
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	3,819	3,493
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	9,857	9,326
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	722	698
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	229	216
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	927	898
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	489	459
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,487	1,395
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	7,977	7,515
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	21,733	19,714
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,364	3,777
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	26	22
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	281	251
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,774	1,506
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (a)	62	52
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,677	1,497
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,209	4,516
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,176	997
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	54	46
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	24	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,866	1,581
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (a)	929	794
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (a)	627	556
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,676	1,360
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	402	331
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	95	77
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (a)	110	93
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	60,614	49,440
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	1,716	1,391
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,236	1,893
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,150	1,751

165	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	USD217	$183
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	156	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,783	1,443
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,748	1,415
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,566	1,268
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,219	1,000
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,050	937
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,882	1,523
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,221	1,918
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	736	623
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (a)	65	56
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)	57	48
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,869	1,583
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	539	458
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,474	4,938
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	752	612
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	9,553	8,201
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,375	6,243
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (a)	2,089	1,768
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,784	1,515
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	869	736
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	445	377
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	49	42
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	1,824	1,616
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	966	863
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,848	1,568
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,114	5,458
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,727	1,557
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	1,991	1,854
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,230	1,807
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (a)	2,658	2,250
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,316	1,138
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (a)	101	85
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,081	966
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)	519	460
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (a)	1,638	1,329
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	782	635
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	5,000	4,242
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (a)	2,487	2,105
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,071	910
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (a)	1,000	848
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	625	529
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (a)	30	27
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	3,958	3,360
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,538	2,162
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (a)	656	555
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	481	409
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	461	393
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (a)	9	7
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,749	3,379
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)	620	550
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,583	1,281
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	800	650
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	962	816
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (a)	681	577
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	386	328
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	221	188
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	163	139
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	59	50

American Funds Insurance Series	166

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	USD590	$549
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,211	1,793
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,749	1,419
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	895	724
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	823	666
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	477	387
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	166	134
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (a)	1,000	848
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	777	661
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	719	612
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	69	58
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	985	914
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)	968	897
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,222	992
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,649	1,396
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	536	454
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	249	212
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	217	184
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (a)	189	160
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	120	101
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	116	99
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	1,386	1,286
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,626	1,383
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	359	305
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	40,800	36,239
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,495	3,099
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	46	41
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (a)	743	689
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	96	101
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	63,490	53,744
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	8,319	7,055
Freddie Mac Pool #SD4074 2.50% 7/1/2052 (a)	1,927	1,631
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	856	724
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	462	392
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	184	156
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,157	3,686
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (a)	825	732
Freddie Mac Pool #QE8971 3.50% 7/1/2052 (a)	165	153
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	1,534	1,538
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	86	70
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	185	158
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	534	478
Freddie Mac Pool #SD3324 3.50% 8/1/2052 (a)	382	354
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	71	70
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	3,868	3,430
Freddie Mac Pool #SD6584 3.50% 9/1/2052 (a)	—	— (c)
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	310	304
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	283	277
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	73	71
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	46	45
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	30	30
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,497	5,618
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	15,322	14,777
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,294	5,128
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	15,567	15,265
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,449	3,457
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,079	3,086
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,951	1,987
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	37	39

167	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	USD1,005	$891
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	970	926
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	509	485
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,035	1,077
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14,659	14,371
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	184	184
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	2,713	2,812
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,093	2,097
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	35,993	36,698
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	22,138	22,561
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	12,706	13,106
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,564	2,443
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,624	1,544
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	72	69
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,530	2,414
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	186	182
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,268	4,289
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	576	577
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	516	515
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	185	177
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	31	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	7,837	7,851
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	7,503	7,638
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,211	3,279
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,167	2,199
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	12,391	12,781
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	572	544
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,257	5,265
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	17,958	18,267
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	5,679	5,852
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,746	2,829
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	604	633
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	523	548
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	497	524
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	489	515
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	343	362
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	275	289
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	166	173
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	155	166
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,072	4,841
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	537	510
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	65	62
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	243	243
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	6,917	7,046
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	456	465
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	7,709	7,974
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,669	2,751
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	471	448
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	393	373
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,170	2,208
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,138	2,177
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	1,725	1,755
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,330	1,355
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,095	4,223
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	8,774	9,055
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,324	1,374
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,002	1,042
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	45,147	46,931
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	761	762
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	12,533	12,903

American Funds Insurance Series	168

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	USD3,006	$3,128
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	572	573
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	17,181	17,495
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	1,888	1,942
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	11,557	12,126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,610	1,678
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	34	35
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	4,609	4,749
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,681	2,790
Freddie Mac Pool #QH9285 2.50% 1/1/2054 (a)	108	91
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	543	566
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	184	176
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	703	714
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,478	4,607
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,302	3,400
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	164	169
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,155	4,351
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	376	382
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,336	2,388
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,714	1,742
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	7,087	7,322
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	4,925	5,097
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,176	4,339
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,879	1,956
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	145	150
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	20	21
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	5,247	5,510
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,868	1,865
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	35,963	36,756
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,545	4,653
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	2,621	2,693
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	5,138	5,371
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,633	2,689
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	925	946
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	22,984	23,769
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	103	106
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,550	5,829
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,766	1,801
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	19,112	19,635
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	12,328	12,863
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	2,726	2,810
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,538	2,625
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	207	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	6,231	6,477
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,247	2,358
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,034	2,044
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,389	1,392
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,302	1,302
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	7,892	8,108
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	4,491	4,623
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,184	2,252
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	523	539
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	128	133
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	11,370	11,901
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,081	10,552
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	6,028	6,266
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,125	4,326
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,688	2,815

169	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	USD1,700	$1,776
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	887	925
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	7	7
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,124	4,292
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	453	467
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	237	245
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	224	233
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	216	225
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	138	142
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	42	43
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	22	23
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,015	4,192
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,325	2,430
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,696	1,770
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,067	1,109
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	922	967
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	955	969
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	144	149
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (a)	22	23
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	4,703	4,900
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	123	128
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,196	3,984
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,697	4,590
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	2,596	2,593
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	10,494	10,659
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	10,239	10,390
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	2,822	2,904
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	3,344	3,338
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	253	256
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	13	13
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	260	268
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	673	700
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,300	1,319
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,110	5,292
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,130	2,217
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	2,041	2,097
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,547	1,603
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	517	531
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	5,331	5,609
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,537	4,432
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,707	2,781
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,637	1,692
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	4,159	4,273
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	6,166	6,409
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	6,852	7,040
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	749	770
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)	1,000	1,061
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (a)	1,000	1,056
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	190	190
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	5,143	5,218
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	3,005	3,088
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	859	858
Freddie Mac Pool #RJ4979 5.50% 6/1/2055 (a)	222	225
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (a)	3,937	3,929
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	11,844	12,016
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	17,994	18,482
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	640	658
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	2,080	2,162

American Funds Insurance Series	170

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	USD7,619	$7,826
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	3,830	3,935
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	1,894	1,921
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (a)	949	880
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (a)	4,000	3,796
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	33	34
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	88	92
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,484
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	77	68
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	69	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(b)	5,318	5,222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	1,306	1,273
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,344	7,165
Government National Mortgage Assn. 2.00% 1/1/2056 (a)(d)	6,176	5,117
Government National Mortgage Assn. 2.50% 1/1/2056 (a)(d)	4,300	3,710
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(d)	135	135
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	8,842	8,480
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	24	24
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,633	3,619
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,144	7,513
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,845	1,530
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,200	2,653
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,322	6,269
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,712	2,317
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,624	2,247
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	3,845	3,320
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,308	2,836
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	214	193
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	165	149
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,422	4,076
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,579	4,123
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,773	3,460
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	20,329	18,786
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,218	6,880
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,056	4,813
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,238	3,176
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	11,481	11,248
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	2,951	2,958
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,397	7,249
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,305	12,036
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,705	1,621
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	20,281	19,787
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	3,466	3,505
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,039	2,062
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	7,908	7,992
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	12,832	12,970
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,451	1,083
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(d)	5,845	5,413
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(d)	53,078	42,918
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (a)(d)	4,335	3,835
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(d)	154	142
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(d)	20,135	19,659
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (a)(d)	23,668	23,607
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(d)	1,089	1,132
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(d)	12,098	12,733
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(d)	27,516	25,355
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (a)(d)	17,770	16,847
		2,904,435

171	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 3.57%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (a)(b)(e)	USD11,443	$11,504
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	11,892	11,486
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (a)(b)(e)	1,251	1,254
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	764
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	98
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	731
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	534
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,702
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	965
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	271
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,522
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	785
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)(b)	3,361	3,507
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)(b)	2,174	2,275
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,910
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)(b)	7,780	8,150
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(b)(e)	8,476	8,500
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (a)(b)(e)	2,183	2,186
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 4.612% 11/15/2036 (a)(b)(e)	10,670	10,664
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(b)(e)	2,778	2,783
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (a)(b)(e)	7,785	7,782
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.115% 11/15/2038 (a)(b)(e)	264	264
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.365% 11/15/2038 (a)(b)(e)	78	78
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.715% 11/15/2038 (a)(b)(e)	118	118
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (a)(b)(e)	8,600	8,597
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(b)(e)	26,909	27,302
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (a)(b)(e)	7,715	7,740
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(b)(e)	28,535	28,830
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(b)(e)	25,957	26,020
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (a)(b)(e)	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (a)(b)(e)	5,461	5,460
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	19,044	19,637
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	244	243
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(b)(e)	8,924	9,165
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(e)	966	996
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(e)	1,121	1,157
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(b)(e)	862	893
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	198
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(b)(e)	7,301	7,455
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(b)(e)	9,486	9,514
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)(b)	2,432	2,494
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(b)(e)	1,508	1,513
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)	10,443	10,568
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	395
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,414
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(b)(e)	8,260	8,278
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(b)(e)	15,120	15,694
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (a)(b)(e)	1,478	1,497
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(b)(e)	24,720	25,650
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (a)(b)(e)	28,416	28,487
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	633

American Funds Insurance Series	172

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	USD240	$236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	6,854	6,204
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	2,040	2,024
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (a)(b)(e)	13,015	13,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	59	58
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	243
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(b)(e)	4,409	4,422
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (a)(b)(e)	3,848	3,847
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	4,065	3,639
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 4.944% 11/15/2038 (a)(b)(e)	221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.194% 11/15/2038 (a)(b)(e)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (a)(b)(e)	26,882	26,674
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,540
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	1,019	975
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)(b)	5,667	5,970
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	204
		405,804

Collateralized mortgage-backed obligations (privately originated) 2.87%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	1,464	1,328
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	49	47
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	3,728	3,648
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	11,242	11,004
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	532	504
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	159	157
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	631	582
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	1,869	1,865
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	12,435	12,207
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	4,882	4,673
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	107	101
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	969	884
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(b)(e)	411	420
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (a)(b)(e)	2,028	2,067
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (a)(b)(e)	1,083	1,091
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (a)(b)(e)	517	519
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (a)(b)(e)	2,503	2,501
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (a)(b)(e)	507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (a)(b)(e)	242	242
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 2/25/2044 (a)(b)(e)	1,053	1,060
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (a)(b)(e)	1,578	1,577
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 9/25/2044 (a)(b)(e)	167	167
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (a)(b)(e)	1,584	1,586

173	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (a)(b)(e)	USD1,955	$1,959
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (a)(b)(e)	3,390	3,397
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(b)(e)	5,187	5,202
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,632	1,365
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)	1,791	1,498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (a)(b)(e)	101	103
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (a)(b)(e)	123	124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (a)(b)(e)	1,519	1,585
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (a)(b)(e)	2,438	2,440
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (a)(b)(e)	10,256	10,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (a)(b)(e)	62	62
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (a)(b)(e)	1,648	1,648
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (a)(b)(e)	2,282	2,288
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(b)(e)	6,559	6,560
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	3,684	3,725
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	1,568	1,444
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	655	644
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	3,828	3,748
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)	13,470	13,613
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)	537	548
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	591	592
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(e)	1,805	1,808
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)	1,819	1,679
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	17,976	18,016
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)	3,098	3,108
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (a)(b)(e)	2,237	2,233
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (a)(b)(e)	1,698	1,685
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(e)(f)	5,345	5,395
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	2,650	2,674
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	5,910	5,981
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	5,619	5,690
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	14,545	14,727
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	4,358	4,369
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	16,390	16,559
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(b)(e)	7,668	7,687
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	1,245	1,117
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,077	1,063
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	1,044	1,005
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	14,298	13,641
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(e)	4,038	3,852
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	2,983	2,892
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (a)(b)(e)	6,364	6,389
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	6,910	6,344
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (a)(b)(e)	3,039	3,071
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	1,368	1,368
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	5,017	4,955

American Funds Insurance Series	174

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	USD8,559	$8,592
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	7,453	7,456
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)	3,343	3,324
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	12,295	12,443
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	5,466	5,541
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)	11,832	11,940
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	3,935	3,959
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)	19,755	19,928
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)	4,404	4,425
		326,475
Total mortgage-backed obligations		3,636,714
Corporate bonds and notes 30.21%
Financials 9.16%
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,836
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,152
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,104
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	1,597	1,696
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	1,995	2,109
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR437	524
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	2,840	3,647
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	4,065	5,061
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	USD359	392
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	1,618	1,661
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	4,927	5,120
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	2,464	2,603
American International Group, Inc. 4.85% 5/7/2030	24,445	25,070
American International Group, Inc. 5.125% 3/27/2033	2,749	2,831
Aon Corp. 5.35% 2/28/2033	1,083	1,128
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,103
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,048
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,651
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,158
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,215
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,866
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,772
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	1,400	1,377
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	4,295	4,226
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	2,635	2,646
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	3,202	3,055
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	339	354
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)	1,150	1,144
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	24,072	21,536
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	41,179	36,834
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,411
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,909
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD2,585	2,617
Block, Inc. 2.75% 6/1/2026	1,975	1,964
Block, Inc. 5.625% 8/15/2030 (e)	1,735	1,771
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	13,134	12,934
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	3,594	3,403
BPCE SA 0.895% 12/14/2026	JPY100,000	636
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD2,150	2,151
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	5,000	5,307
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)	1,285	1,331
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	1,845	1,929

175	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	USD3,814	$3,917
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	4,503	4,698
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	10,948	11,375
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,900	2,121
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	515	529
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,204	1,302
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	2,920	3,110
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	2,445	2,539
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	483
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,017
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,503
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,761
Citibank, NA 5.803% 9/29/2028	4,100	4,300
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,801
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	7,800	8,006
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (f)	933	933
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	20,610	21,059
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (f)	3,937	3,574
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	990	907
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	3,090	2,951
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	123	129
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,874	1,918
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,890
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,479
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,764
Corebridge Financial, Inc. 4.35% 4/5/2042	361	310
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)	2,450	2,445
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)	2,990	2,940
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	2,975	2,982
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,305
Deutsche Bank AG 4.10% 1/13/2026	857	857
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	17,595	17,308
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	1,590	1,518
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	3,200	3,265
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	1,200	1,188
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR1,845	2,165
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	4,230	4,954
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	3,855	4,900
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	12,035	15,267
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	390	487
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,968	2,000
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	11,396	11,964
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	3,030	3,015
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	13,275	13,046
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	12,997	12,780
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	3,703	3,646
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,534	5,505
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	4,895	4,952
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	20,687	21,617
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	14,659	15,144
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (f)	12,107	12,081
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,160	2,319
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	14,232	13,551
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,437	8,581
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,000	2,064
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	1,680	1,703

American Funds Insurance Series	176

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	USD15,400	$15,408
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	6,250	6,235
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	1,986	1,973
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	5,100	6,064
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	705	673
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	323	322
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	1,400	1,422
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	20,000	20,213
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	2,678	2,732
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	8,670	8,805
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	11,980	12,022
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	6,480	6,762
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,724	11,012
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	6,549	6,643
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)	3,870	4,001
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)	700	698
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	791	706
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,313	4,796
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	19,889	20,526
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	51,163	53,698
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	2,415	2,386
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)	1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	1,625	1,643
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	1,979	2,084
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,316
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	245
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,985
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	1,405	1,559
MetLife, Inc. 5.375% 7/15/2033	1,279	1,349
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	840	870
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	2,050	2,093
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	619	637
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)	6,200	6,114
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)	2,225	2,185
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	1,430	1,472
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	763	784
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)	1,367	1,349
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	1,701	1,769
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	2,020	2,090
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	13,336	13,148
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	350	357
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	21,869	22,369
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	21,784	22,702
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	1,704	1,725
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	4,664	4,810

177	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	USD3,031	$2,665
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	11,313	11,773
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	3,069	3,160
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (f)	23,571	23,371
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,817
MSCI, Inc. 3.25% 8/15/2033 (e)	695	624
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	3,555	3,565
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	2,170	2,209
Navient Corp. 5.625% 8/1/2033	2,470	2,260
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)	2,090	2,139
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR565	709
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	165	202
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	1,345	1,742
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	USD4,594	4,766
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	12,265	13,887
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	635	670
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,397
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	5,100	5,316
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	3,706	3,792
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	546	577
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,443
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,080
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	398
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	1,400	1,459
Swedbank AB 6.136% 9/12/2026 (e)	2,100	2,131
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)	1,370	1,381
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)	2,605	2,647
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	2,396	2,585
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	1,741	1,803
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	4,707	4,866
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,586	1,688
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	2,440	2,568
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	2,115	2,142
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	7,300	7,562
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,839	2,861
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	1,712	1,827
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)	11,200	11,169
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)	6,623	6,519
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	17,490	18,094
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	14,459	15,109
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	9,636	9,548
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	1,392	1,235
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	20,425	18,972
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)	4,038	3,623
UniCredit SpA 4.625% 4/12/2027 (e)	1,395	1,404
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	462
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)	6,615	6,573
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	11,151	11,384
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	1,003	980
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	8,357	8,452
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	2,545	2,638

American Funds Insurance Series	178

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	USD7,187	$7,420
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	6,025	6,271
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	4,062	4,499
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	5,719	4,925
		1,040,334

Health care 4.08%
AbbVie, Inc. 5.05% 3/15/2034	18,501	19,019
AbbVie, Inc. 5.35% 3/15/2044	800	791
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064	550	535
Amgen, Inc. 5.15% 3/2/2028	5,326	5,452
Amgen, Inc. 4.05% 8/18/2029	7,429	7,425
Amgen, Inc. 2.45% 2/21/2030	5,131	4,787
Amgen, Inc. 5.25% 3/2/2030	2,854	2,964
Amgen, Inc. 4.20% 3/1/2033	8,502	8,314
Amgen, Inc. 5.25% 3/2/2033	20,793	21,530
Amgen, Inc. 4.875% 3/1/2053	3,360	2,960
Amgen, Inc. 4.40% 2/22/2062	196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,170
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,539
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,405
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,156
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,590
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	426
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,252
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,616
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,619
Centene Corp. 4.25% 12/15/2027	14,860	14,782
Centene Corp. 2.45% 7/15/2028	12,410	11,630
Centene Corp. 4.625% 12/15/2029	14,945	14,506
Centene Corp. 3.375% 2/15/2030	15,718	14,489
Cigna Group (The) 5.125% 5/15/2031	2,095	2,166
Cigna Group (The) 5.25% 2/15/2034	3,745	3,858
Cigna Group (The) 6.00% 1/15/2056	1,600	1,646
CVS Health Corp. 5.125% 2/21/2030	1,720	1,768
CVS Health Corp. 5.25% 1/30/2031	960	992
CVS Health Corp. 5.55% 6/1/2031	3,707	3,881
CVS Health Corp. 5.00% 9/15/2032	5,853	5,976
CVS Health Corp. 5.25% 2/21/2033	2,122	2,185
CVS Health Corp. 5.70% 6/1/2034	7,706	8,078
CVS Health Corp. 5.45% 9/15/2035	4,471	4,578
CVS Health Corp. 6.05% 6/1/2054	1,995	1,985
CVS Health Corp. 6.20% 9/15/2055	6,535	6,640
CVS Health Corp. 6.00% 6/1/2063	1,076	1,044
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,377
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,746
Elevance Health, Inc. 4.55% 5/15/2052	271	226
Elevance Health, Inc. 5.125% 2/15/2053	784	710
Elevance Health, Inc. 5.70% 2/15/2055	995	973
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,845
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,923
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,511
HCA, Inc. 5.20% 6/1/2028	4,165	4,268
HCA, Inc. 2.375% 7/15/2031	2,233	2,005
HCA, Inc. 3.625% 3/15/2032	2,400	2,270
HCA, Inc. 4.625% 3/15/2052	226	185
Humana, Inc. 5.375% 4/15/2031	5,530	5,719

179	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Humana, Inc. 5.55% 5/1/2035	USD1,735	$1,772
Humana, Inc. 5.75% 4/15/2054	954	902
Johnson & Johnson 4.80% 6/1/2029	3,970	4,101
Johnson & Johnson 4.90% 6/1/2031	4,175	4,361
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,014
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,393
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	8,029
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,327
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	7,545	7,164
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	765	763
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	304
Stryker Corp. 4.85% 2/10/2030	1,235	1,269
Stryker Corp. 5.20% 2/10/2035	1,110	1,140
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,303
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	29,142
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,485
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,097
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,383
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	761
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	26,266	19,898
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	405
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	425
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,958
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,633
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,348
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	986
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	786
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	388
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,283
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
Viatris, Inc. 4.00% 6/22/2050	1,761	1,173
		463,458

Consumer discretionary 3.73%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (e)	3,110	3,124
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	335	331
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,685
Amazon.com, Inc. 3.45% 4/13/2029	600	593
Amazon.com, Inc. 4.65% 11/20/2035	4,048	4,033
Amazon.com, Inc. 5.45% 11/20/2055	10,475	10,231
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,625
Amazon.com, Inc. 4.10% 4/13/2062	470	363
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,626
BMW US Capital, LLC 3.45% 4/1/2027 (e)	1,075	1,069
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,350	1,286
Carnival Corp. 5.125% 5/1/2029 (e)	3,500	3,541
Carnival Corp. 5.75% 8/1/2032 (e)	5,880	6,042
Carnival Corp. 6.125% 2/15/2033 (e)	4,115	4,251
Ford Motor Co. 3.25% 2/12/2032	620	547
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	857
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	762
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,822
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,815
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,185
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,971
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,884
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,931

American Funds Insurance Series	180

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 7.35% 11/4/2027	USD1,674	$1,748
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,608
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,119
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	800
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	1,001
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,889
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,872
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,452
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,454
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,089
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,402
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,420
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,784
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,961
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,403
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	12,297
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,637
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,579
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,324
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,251
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	3,013
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,903
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,647
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,859
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,655
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,138
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,728
Hyundai Capital America 1.30% 1/8/2026 (e)	6,000	5,997
Hyundai Capital America 5.50% 3/30/2026 (e)	705	707
Hyundai Capital America 1.50% 6/15/2026 (e)	7,475	7,390
Hyundai Capital America 1.65% 9/17/2026 (e)	7,275	7,158
Hyundai Capital America 3.00% 2/10/2027 (e)	9,000	8,903
Hyundai Capital America 5.275% 6/24/2027 (e)	1,650	1,678
Hyundai Capital America 2.375% 10/15/2027 (e)	7,543	7,325
Hyundai Capital America 5.60% 3/30/2028 (e)	1,385	1,426
Hyundai Capital America 5.30% 6/24/2029 (e)	1,523	1,568
Hyundai Capital America 5.15% 3/27/2030 (e)	25,720	26,370
Hyundai Capital America 5.40% 6/24/2031 (e)	3,365	3,484
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)	3,695	3,684
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,549
Marriott International, Inc. 4.90% 4/15/2029	653	668
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,405
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,344
McDonald’s Corp. 4.95% 3/3/2035	786	797
McDonald’s Corp. 4.45% 3/1/2047	3,535	3,027
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,165
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	267	252
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	8,860	9,423
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,299
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,314
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,824
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,655
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	732
Travel + Leisure Co. 6.625% 7/31/2026 (e)	675	682
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	1,635	1,657
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	5,190	5,577
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)	410	413
		424,080

181	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Utilities 3.30%
AEP Texas, Inc. 3.45% 5/15/2051	USD1,380	$937
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,111
Alabama Power Co. 3.00% 3/15/2052	3,219	2,095
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	410	331
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	445
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,127
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	857
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,400	2,361
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	3,655	3,623
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,581
DTE Energy Co. 5.10% 3/1/2029	7,900	8,098
DTE Energy Co. 3.00% 3/1/2032	259	240
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	320
Duke Energy Florida, LLC 5.875% 11/15/2033	370	400
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,158
Duke Energy Florida, LLC 3.00% 12/15/2051	293	191
Duke Energy Florida, LLC 5.95% 11/15/2052	575	597
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,738
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,577
Duke Energy Progress, LLC 2.50% 8/15/2050	644	377
Edison International 4.125% 3/15/2028	6,768	6,696
Edison International 6.95% 11/15/2029	1,575	1,678
Electricite de France SA 5.65% 4/22/2029 (e)	1,420	1,479
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR2,800	3,217
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD1,575	1,838
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,984
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	1,310	1,302
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,561
Eversource Energy 5.00% 1/1/2027	3,415	3,446
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,418
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,677
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,711
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,987
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,203
Georgia Power Co. 4.95% 5/17/2033	1,845	1,882
Georgia Power Co. 5.25% 3/15/2034	3,200	3,305
Georgia Power Co. 3.70% 1/30/2050	190	143
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	525	472
NiSource, Inc. 5.40% 6/30/2033	650	675
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,543
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,824
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,965
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	7,000
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,466
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,595
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,960
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	35,312
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	19,464
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,552
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,440
Pacific Gas and Electric Co. 5.80% 5/15/2034	3,581	3,721
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,854
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,679
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,321
PacifiCorp 3.30% 3/15/2051	325	209
PacifiCorp 2.90% 6/15/2052	586	344
PacifiCorp 5.80% 1/15/2055	7,735	7,224
PECO Energy Co. 5.25% 9/15/2054	1,775	1,680

American Funds Insurance Series	182

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Public Service Electric and Gas Co. 3.20% 5/15/2029	USD6,000	$5,850
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,246
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,476
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,179
Southern California Edison Co. 3.65% 3/1/2028	225	222
Southern California Edison Co. 5.30% 3/1/2028	3,601	3,679
Southern California Edison Co. 4.20% 3/1/2029	7,286	7,244
Southern California Edison Co. 2.85% 8/1/2029	7,498	7,112
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,884
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,527
Southern California Edison Co. 5.45% 6/1/2031	8,795	9,106
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,226
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,872
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,702
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,496
Southern California Edison Co. 5.625% 2/1/2036	7,051	7,138
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,748
Southern California Edison Co. 2.95% 2/1/2051	738	451
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,531
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,372
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,294
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	461
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	785
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	238
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,370
		374,200

Communication services 2.48%
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,578
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,441
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,433
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,989
AT&T, Inc. 1.70% 3/25/2026	17,807	17,718
AT&T, Inc. 1.65% 2/1/2028	4,700	4,481
AT&T, Inc. 4.30% 2/15/2030	15,940	15,966
AT&T, Inc. 2.55% 12/1/2033	12,748	10,884
AT&T, Inc. 5.40% 2/15/2034	442	458
AT&T, Inc. 4.50% 5/15/2035	174	167
CCO Holdings, LLC 5.125% 5/1/2027 (e)	9,505	9,497
CCO Holdings, LLC 4.75% 2/1/2032 (e)	1,265	1,157
CCO Holdings, LLC 4.25% 1/15/2034 (e)	3,875	3,299
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,420
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,453
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,029
Charter Communications Operating, LLC 5.85% 12/1/2035	1,302	1,299
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,270
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	3,860
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,592
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	3,974
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	844
Charter Communications Operating, LLC 6.70% 12/1/2055	1,058	1,015
Comcast Corp. 3.15% 2/15/2028	7,200	7,088
Comcast Corp. 4.55% 1/15/2029	1,610	1,636
Comcast Corp. 4.80% 5/15/2033	1,841	1,857
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,108
Comcast Corp. 5.50% 5/15/2064	250	224
Discovery Communications, LLC 3.625% 5/15/2030	1,125	979

183	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Meta Platforms, Inc. 4.20% 11/15/2030	USD152	$152
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,569
Meta Platforms, Inc. 4.875% 11/15/2035	13,299	13,286
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	4,113
Meta Platforms, Inc. 5.625% 11/15/2055	9,090	8,731
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	4,155
News Corp. 5.125% 2/15/2032 (e)	1,300	1,282
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,596
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	675	661
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	12,000	11,059
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,399
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,986
T-Mobile USA, Inc. 4.95% 3/15/2028	705	719
T-Mobile USA, Inc. 4.80% 7/15/2028	175	178
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,784
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,426
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,643
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,117
T-Mobile USA, Inc. 5.05% 7/15/2033	832	849
T-Mobile USA, Inc. 5.75% 1/15/2034	730	775
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,566
T-Mobile USA, Inc. 6.00% 6/15/2054	920	940
T-Mobile USA, Inc. 5.50% 1/15/2055	406	385
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,053
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,611
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,219
Verizon Communications, Inc. 4.75% 1/15/2033	7,614	7,610
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,529
Verizon Communications, Inc. 3.55% 3/22/2051	625	444
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,970
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	356	354
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	22,605	19,871
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	12,281	8,674
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,030	681
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)	490	385
		281,499

Industrials 1.78%
ADT Security Corp. 4.125% 8/1/2029 (e)	510	499
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (e)	730	613
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	565	460
Air Lease Corp. 2.875% 1/15/2026	10,172	10,167
Air Lease Corp. 2.20% 1/15/2027	4,341	4,254
Air Lease Corp. 5.20% 7/15/2031	3,650	3,711
BAE Systems PLC 5.00% 3/26/2027 (e)	1,200	1,215
BAE Systems PLC 5.125% 3/26/2029 (e)	3,482	3,584
BAE Systems PLC 5.25% 3/26/2031 (e)	2,156	2,242
BAE Systems PLC 5.30% 3/26/2034 (e)	570	590
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,198
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,763
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,382
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,683
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,326
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,618
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,891
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,600
Boeing Co. (The) 5.15% 5/1/2030	25,342	26,048
Boeing Co. (The) 3.625% 2/1/2031	751	722

American Funds Insurance Series	184

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.388% 5/1/2031	USD5,632	$6,114
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,528
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	434
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,196
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	1,260	1,280
CSX Corp. 4.10% 11/15/2032	1,886	1,852
CSX Corp. 5.20% 11/15/2033	1,333	1,388
CSX Corp. 4.50% 11/15/2052	4,470	3,797
General Dynamics Corp. 3.75% 5/15/2028	479	480
General Dynamics Corp. 3.625% 4/1/2030	387	380
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,173
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	13,205	13,464
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	2,690	2,674
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,798
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,938
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,014
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,428
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	558
RTX Corp. 3.125% 5/4/2027	4,551	4,505
RTX Corp. 4.125% 11/16/2028	4,974	4,995
RTX Corp. 5.75% 1/15/2029	410	429
RTX Corp. 6.00% 3/15/2031	550	593
RTX Corp. 2.375% 3/15/2032	451	403
RTX Corp. 6.10% 3/15/2034	401	439
RTX Corp. 2.82% 9/1/2051	665	415
RTX Corp. 3.03% 3/15/2052	1,190	777
RTX Corp. 6.40% 3/15/2054	1,006	1,108
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	2,550	2,319
TransDigm, Inc. 6.25% 1/31/2034 (e)	2,405	2,497
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	2,482	2,240
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,174
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,173
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,108
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,824
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,172
Union Pacific Corp. 2.95% 3/10/2052	1,405	898
Union Pacific Corp. 5.60% 12/1/2054	470	469
Waste Management, Inc. 1.50% 3/15/2031	419	366
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,234
		201,609

Energy 1.64%
Antero Resources Corp. 5.375% 3/1/2030 (e)	280	284
APA Corp. 4.25% 1/15/2030	2,465	2,423
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	395	409
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,117
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,640
Cenovus Energy, Inc. 5.25% 6/15/2037	289	281
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,355
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	22,400	23,266
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	268	284
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,902
Ecopetrol SA 8.875% 1/13/2033	15,325	16,377
Energy Transfer, LP 5.25% 7/1/2029	979	1,008
Energy Transfer, LP 6.40% 12/1/2030	479	518

185	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Enterprise Products Operating, LLC 4.60% 1/15/2031	USD5,332	$5,399
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,483
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,177
Equinor ASA 3.625% 9/10/2028	4,928	4,916
Equinor ASA 3.125% 4/6/2030	20,000	19,285
Equinor ASA 3.25% 11/18/2049	5,687	3,970
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,619
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,676
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	7,490	7,844
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,470	1,503
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,516
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,307
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)	1,715	1,693
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	22,990
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,216
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,344
Shell Finance US, Inc. 2.75% 4/6/2030	377	358
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	817
Sunoco, LP 5.625% 3/15/2031 (e)	595	600
TotalEnergies Capital International SA 3.455% 2/19/2029	885	872
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,400
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (e)	2,395	2,448
		186,662

Consumer staples 1.60%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,585
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,352
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,710
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,206
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,391
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,701
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,427
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,153
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,684
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,492
BAT Capital Corp. 5.65% 3/16/2052	120	114
BAT International Finance PLC 1.668% 3/25/2026	4,070	4,048
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,949
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,449
Constellation Brands, Inc. 4.35% 5/9/2027	890	894
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,646
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,320
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,987
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,822
Coty, Inc. 5.60% 1/15/2031 (e)	2,726	2,753
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,346
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	24,345	24,547
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,926
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	589
Mars, Inc. 4.80% 3/1/2030 (e)	4,670	4,774
Mars, Inc. 5.00% 3/1/2032 (e)	3,640	3,753
Mars, Inc. 5.20% 3/1/2035 (e)	15,670	16,112
Mars, Inc. 5.65% 5/1/2045 (e)	2,371	2,391
Mars, Inc. 5.70% 5/1/2055 (e)	13,235	13,193
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,509

American Funds Insurance Series	186

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.25% 9/7/2028	USD2,800	$2,894
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,015
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,805
Philip Morris International, Inc. 4.75% 11/1/2031	830	848
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,720
Walmart, Inc. 4.90% 4/28/2035	1,013	1,042
Walmart, Inc. 4.50% 4/15/2053	1,416	1,253
		181,665

Information technology 1.06%
Analog Devices, Inc. 2.10% 10/1/2031	270	240
Analog Devices, Inc. 5.05% 4/1/2034	717	741
Analog Devices, Inc. 2.80% 10/1/2041	521	385
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,592
Broadcom, Inc. 4.00% 4/15/2029 (e)	609	607
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,242
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,383
Broadcom, Inc. 4.15% 4/15/2032 (e)	630	617
Broadcom, Inc. 3.469% 4/15/2034	11,652	10,628
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,065
Broadcom, Inc. 3.137% 11/15/2035 (e)	847	730
Broadcom, Inc. 4.926% 5/15/2037 (e)	2,879	2,843
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,028
Cisco Systems, Inc. 5.05% 2/26/2034	843	868
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,750
Cisco Systems, Inc. 5.30% 2/26/2054	784	752
Fair Isaac Corp. 6.00% 5/15/2033 (e)	1,300	1,339
Intel Corp. 3.05% 8/12/2051	1,530	942
Intel Corp. 5.60% 2/21/2054	7,880	7,280
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,441
Oracle Corp. 1.65% 3/25/2026	4,867	4,837
Oracle Corp. 4.80% 8/3/2028	615	618
Oracle Corp. 4.45% 9/26/2030	2,610	2,554
Oracle Corp. 5.25% 2/3/2032	1,340	1,340
Oracle Corp. 4.80% 9/26/2032	5,105	4,930
Oracle Corp. 5.50% 8/3/2035	2,374	2,327
Oracle Corp. 5.20% 9/26/2035	6,715	6,436
Oracle Corp. 5.875% 9/26/2045	2,800	2,530
Oracle Corp. 6.00% 8/3/2055	5,970	5,269
Oracle Corp. 5.95% 9/26/2055	9,220	8,175
Oracle Corp. 6.10% 9/26/2065	2,295	2,026
Roper Technologies, Inc. 5.10% 9/15/2035	1,813	1,827
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,829
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,999
		120,170

Materials 0.72%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,192
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	143
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,134
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	700	272
Celanese US Holdings, LLC 6.665% 7/15/2027	6,297	6,495
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,743
Celanese US Holdings, LLC 6.83% 7/15/2029	13,862	14,553
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,777
Celanese US Holdings, LLC 6.879% 7/15/2032	800	833
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,090

187	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	USD834	$845
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (e)	7,250	7,653
Dow Chemical Co. (The) 5.35% 3/15/2035	129	128
Dow Chemical Co. (The) 5.65% 3/15/2036	66	66
Dow Chemical Co. (The) 5.55% 11/30/2048	142	125
Dow Chemical Co. (The) 6.90% 5/15/2053	62	64
Dow Chemical Co. (The) 5.60% 2/15/2054	764	665
LYB International Finance III, LLC 5.125% 1/15/2031	469	471
LYB International Finance III, LLC 5.50% 3/1/2034	745	737
LYB International Finance III, LLC 5.875% 1/15/2036	5,210	5,188
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	205	215
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	300	294
POSCO 5.75% 1/17/2028 (e)	745	768
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,494
		81,945

Real estate 0.66%
American Tower Corp. 3.65% 3/15/2027	1,375	1,370
Boston Properties, LP 2.90% 3/15/2030	4,630	4,346
Boston Properties, LP 3.25% 1/30/2031	463	435
Boston Properties, LP 2.55% 4/1/2032	1,674	1,462
Boston Properties, LP 2.45% 10/1/2033	1,335	1,105
Boston Properties, LP 6.50% 1/15/2034	10,849	11,689
Boston Properties, LP 5.75% 1/15/2035	11,874	12,219
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,064
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,412
COPT Defense Properties, LP 2.90% 12/1/2033	564	482
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	395	368
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,953
FibraSOMA 4.375% 7/22/2031 (e)	1,475	1,301
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	1,755	1,763
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	2,755	2,680
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	3,135	2,987
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	3,020	3,038
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	675	667
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,147
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	4,683	4,969
Prologis, LP 4.875% 6/15/2028	1,040	1,066
Prologis, LP 4.75% 6/15/2033	1,409	1,423
Prologis, LP 5.125% 1/15/2034	6,175	6,350
Prologis, LP 5.00% 3/15/2034	360	367
Prologis, LP 5.25% 6/15/2053	117	112
Service Properties Trust 3.95% 1/15/2028	1,710	1,616
Service Properties Trust 8.625% 11/15/2031 (e)	3,040	3,199
		74,590
Total corporate bonds and notes		3,430,212
U.S. Treasury bonds & notes 24.98%
U.S. Treasury 24.19%
U.S. Treasury 3.625% 5/15/2026	1,926	1,927
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,710
U.S. Treasury 4.625% 11/15/2026	3,589	3,621
U.S. Treasury 4.00% 1/15/2027	3,741	3,759
U.S. Treasury 1.875% 2/28/2027	4,000	3,926
U.S. Treasury 2.625% 5/31/2027	43,530	43,009

American Funds Insurance Series	188

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 11/15/2027	USD105,830	$103,496
U.S. Treasury 6.125% 11/15/2027	24,000	25,141
U.S. Treasury 3.375% 11/30/2027	241	240
U.S. Treasury 3.375% 12/31/2027	477,291	476,377
U.S. Treasury 1.125% 2/29/2028	9,895	9,412
U.S. Treasury 4.00% 2/29/2028	4,750	4,800
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 1.00% 7/31/2028	5,630	5,283
U.S. Treasury 1.125% 8/31/2028	13,555	12,735
U.S. Treasury 5.25% 11/15/2028	5,700	5,964
U.S. Treasury 3.50% 12/15/2028	199,754	199,527
U.S. Treasury 2.375% 5/15/2029	4,070	3,915
U.S. Treasury 4.00% 7/31/2029	334	338
U.S. Treasury 3.875% 12/31/2029	44,049	44,426
U.S. Treasury 3.75% 5/31/2030	13,300	13,335
U.S. Treasury 4.125% 8/31/2030	11,215	11,414
U.S. Treasury 3.625% 9/30/2030	90,415	90,087
U.S. Treasury 4.875% 10/31/2030	92,133	96,812
U.S. Treasury 3.625% 12/31/2030	390,618	388,833
U.S. Treasury 4.125% 10/31/2031	1,408	1,431
U.S. Treasury 4.125% 11/30/2031	985	1,000
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 3.875% 12/31/2032	97,978	97,588
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 4.00% 11/15/2035 (h)	279,661	275,859
U.S. Treasury 4.25% 5/15/2039	125,497	123,105
U.S. Treasury 1.375% 11/15/2040	24,540	15,963
U.S. Treasury 1.875% 2/15/2041	24,272	16,986
U.S. Treasury 4.75% 2/15/2041	75,066	76,525
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	1,992
U.S. Treasury 3.25% 5/15/2042	10,848	9,065
U.S. Treasury 4.625% 11/15/2045	135,934	133,003
U.S. Treasury 3.00% 2/15/2049	124,633	92,014
U.S. Treasury 2.875% 5/15/2049	19,228	13,825
U.S. Treasury 2.875% 5/15/2052	990	694
U.S. Treasury 4.00% 11/15/2052	7,328	6,368
U.S. Treasury 4.125% 8/15/2053	213	189
U.S. Treasury 4.75% 8/15/2055 (h)	299,333	294,934
U.S. Treasury 4.625% 11/15/2055	29,639	28,616
		2,746,985

U.S. Treasury inflation-protected securities 0.79%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)	6,136	6,080
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	7,763	7,367
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (i)	32,118	32,048
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)	—	— (c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (i)	6,206	4,840
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)	2,329	2,095
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)	38,874	36,904
		89,334
Total U.S. Treasury bonds & notes		2,836,319
Asset-backed obligations 4.39%
Other asset-backed securities 2.53%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	9,848	9,876
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	11,785	11,804

189	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	USD3,485	$3,491
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	331	331
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(e)	6,839	6,867
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	4,747	4,785
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	4,471	4,531
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	114	113
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)	2,926	2,782
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	337	324
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	643	645
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	5,912	5,968
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	11,152	11,364
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	13,267	12,589
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)	5,184	4,903
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)	581	578
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	44	44
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	18,279	15,529
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	1,884	1,593
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	3,362	2,137
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)	364	236
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	5,923	4,814
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)	1,898	1,184
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	14,807	14,622
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	6,495	6,325
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	4,137	4,154
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	1,386	1,310
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	2,826	2,675
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)	255	237
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	234	220
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	7,169	7,280
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	3,764	3,793
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	1,315	1,262
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	996	937
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	111	101
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	1,655	1,592
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	6,116	5,728
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	1,695	1,597
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)	1,428	1,334
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	8,887	8,995
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)	443	445
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	5,615	5,652
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	3,178	3,039
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	50,765	42,529
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	3,741	3,766
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(e)	5,756	5,781
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	2,314	2,326
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(e)	1,707	1,713
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	1,546	1,550
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	2,281	2,299
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	1,710	1,716
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	4,558	4,579
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(e)	909	920
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	4,300	4,320
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)	735	738
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	858	862
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)	2,088	1,996
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)	385	369
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	1,792	1,711
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,097	1,074

American Funds Insurance Series	190

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	USD136	$134
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	422	413
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	486	474
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	793	774
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	1,746	1,673
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	666	646
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	1,378	1,310
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,449	4,193
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)	249	233
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	3,760	3,566
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)	3,080	2,952
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)	92	84
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	7,133	6,740
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	2,496	2,324
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	243	224
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	5,380	5,478
		287,253

Auto loan 1.26%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	275	277
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	23	23
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,609
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	809	807
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	208	207
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)	426	426
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)	3,445	3,405
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)	531	525
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)	193	191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	6,724	6,844
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,348	1,371
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	5,059	5,267
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	4,665	4,817
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	90	91
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	769	772
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	231	233
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	172	176
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	435	440
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	875	881
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	799	814
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	455	455
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	434	435
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	86	86
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	1,484	1,490
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	6,817	6,842
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)	897	899
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	58	58
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)	7,335	7,391
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	642	639
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	1,028	1,030
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	226	227
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	194	194
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	776
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	469
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	1,014	1,102
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	435	438
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	4,218	4,305
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)	5,833	5,853

191	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	USD218	$218
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	561	566
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	507	520
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	1,772	1,779
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)	1,066	1,079
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	18	18
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	272	274
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)	4,815	4,949
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	2,703	2,802
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	3,984	4,185
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	1,600	1,610
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(e)	948	979
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	1,174	1,152
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	17,770	17,440
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,264	1,240
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	859	843
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	3,007	3,073
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	80	80
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	189
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	84	85
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	191	192
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	174	174
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	101	101
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	615	616
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	848	856
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)	3,223	3,279
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	714	728
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	623	630
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	483	498
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	707	717
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	351	354
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	111	112
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	204	204
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	707
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	1,082	1,084
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	334	336
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	361	367
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)	909	910
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	939	941
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,219	2,243
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,236	1,265
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(e)	9,559	9,657
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	8,464	8,557
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	174	175
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		143,805

Student loan 0.36%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	6,374	6,450
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	1,434	1,316
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	845	763
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	542	493

American Funds Insurance Series	192

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.084% 3/15/2057 (a)(b)(e)	USD14,884	$14,850
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	141	133
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	2,397	2,269
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	5,464	5,184
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(b)(e)	1,816	1,813
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.092% 7/25/2051 (a)(b)(e)	146	146
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (a)(b)(e)	628	635
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)	569	585
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,322	6,422
		41,059

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	13,550	13,583
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(e)	2,456	2,463
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(e)	2,416	2,429
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(e)	8,461	8,526
		27,001

Collateralized loan obligations 0.00%
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (a)(b)(e)	50	50
Total asset-backed obligations		499,168
Bonds & notes of governments & government agencies outside the U.S. 1.78%
Mexico 1.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (e)	74,976	76,464
Eagle Funding LuxCo SARL 5.50% 8/17/2030	7,183	7,326
United Mexican States 6.00% 5/13/2030	2,960	3,107
United Mexican States 6.00% 5/7/2036	32,486	32,998
United Mexican States 6.875% 5/13/2037	3,200	3,422
United Mexican States 7.375% 5/13/2055	14,311	15,452
		138,769

Greece 0.46%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,140
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,112
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	29,987
		52,239

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (e)	USD8,100	8,198
Dominican Republic (Government of) 7.05% 2/3/2031 (e)	680	731
		8,929

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	597
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	845
		1,442

193	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	USD580	$461

Paraguay 0.00%
Paraguay (Republic of) 5.00% 4/15/2026	285	287
Total bonds & notes of governments & government agencies outside the U.S.		202,127
Municipals 1.47%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,452

Illinois 1.28%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	29,238
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,512
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	865	876
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	1,610	1,683
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	105,401
		145,775

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,763

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,632
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,146
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	445
		3,223

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,827

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,490	4,459
Total municipals		166,499
Federal agency bonds & notes 0.10%
Federal National Mortgage Association 2.125% 4/24/2026	11,910	11,855
Loans 0.06%
Financials 0.06%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(j)	6,407	6,359
Total bonds, notes & other debt instruments (cost: $10,859,504,000)		10,789,253

American Funds Insurance Series	194

The Bond Fund of America (continued)
Common stocks 0.00%	Shares	Value (000)
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)	555	$13
FORESEA Holding SA, Class B (e)	61	1
Total common stocks (cost: $8,000)		14
Short-term securities 5.50%
Money market investments 5.50%
Capital Group Central Cash Fund 3.79% (k)(l)	6,241,739	624,236
Total short-term securities (cost: $624,125,000)		624,236
Total investment securities 100.51% (cost: $11,483,637,000)		11,413,503
Other assets less liabilities (0.51)%		(57,477)
Net assets 100.00%		$11,356,026
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	62	2/2/2026	USD24,898	$8
30 Day Federal Funds Futures	Long	548	3/2/2026	220,142	9
3 Month SOFR Futures	Long	57	3/18/2026	13,724	(9)
3 Month SOFR Futures	Long	103	9/16/2026	24,898	(25)
2 Year U.S. Treasury Note Futures	Long	14,354	4/6/2026	2,996,958	(497)
5 Year U.S. Treasury Note Futures	Long	9,930	4/6/2026	1,085,396	(2,942)
10 Year Italy Government Bond Futures	Long	329	3/10/2026	46,466	(141)
10 Year Euro-Bund Futures	Short	1,003	3/10/2026	(150,370)	1,021
10 Year U.S. Treasury Note Futures	Long	949	3/31/2026	106,703	(1,018)
10 Year Ultra U.S. Treasury Note Futures	Short	1,244	3/31/2026	(143,079)	185
20 Year U.S. Treasury Bond Futures	Short	9	3/31/2026	(1,040)	19
30 Year Ultra U.S. Treasury Bond Futures	Long	2,865	3/31/2026	338,070	(5,192)
					$(8,582)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	27,382	JPY	4,230,230	Bank of America	1/15/2026	$338
USD	17,388	EUR	14,926	Morgan Stanley	1/15/2026	(165)
JPY	3,901,364	EUR	21,383	Citibank	1/15/2026	(207)
BRL	24,015	USD	4,403	Citibank	1/23/2026	(48)
USD	53,133	EUR	45,113	HSBC Bank	1/26/2026	48
						$(34)

195	American Funds Insurance Series

The Bond Fund of America (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	$(19)	$—	$(19)
SOFR	Annual	3.2465%	Annual	9/15/2027	USD56,300	66	—	66
SOFR	Annual	3.249%	Annual	9/15/2027	USD56,260	63	—	63
SOFR	Annual	3.34%	Annual	10/3/2027	USD106,170	(30)	—	(30)
SOFR	Annual	3.2715%	Annual	10/17/2027	USD43,510	37	—	37
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	734	—	734
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(372)	—	(372)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	32	—	32
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(14)	—	(14)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(20)	—	(20)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(29)	—	(29)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(70)	—	(70)
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	(631)	—	(631)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(157)	—	(157)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(160)	—	(160)
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	(24)	—	(24)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(42)	—	(42)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(79)	—	(79)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(79)	—	(79)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(151)	—	(151)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(73)	—	(73)
SOFR	Annual	3.325%	Annual	5/31/2030	USD27,360	108	—	108
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	158	—	158
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	74	—	74
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	40	—	40
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	40	—	40
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	254	—	254
3.488%	Annual	SOFR	Annual	6/17/2031	USD21,160	3	—	3
3.43574%	Annual	SOFR	Annual	6/17/2031	USD24,673	(54)	—	(54)
SOFR	Annual	3.48%	Annual	10/2/2032	USD22,935	156	—	156
SOFR	Annual	3.4815%	Annual	10/2/2032	USD22,954	154	—	154
SOFR	Annual	3.482%	Annual	10/2/2032	USD22,361	149	—	149
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	304	—	304
SOFR	Annual	3.475%	Annual	11/3/2032	USD27,370	204	—	204
SOFR	Annual	3.50061%	Annual	11/3/2032	USD27,360	162	—	162
SOFR	Annual	3.486%	Annual	11/15/2032	USD18,500	127	—	127
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	85	—	85
SOFR	Annual	3.665%	Annual	8/15/2035	USD14,000	127	—	127
SOFR	Annual	3.648%	Annual	10/2/2035	USD20,270	233	—	233
TONAR	Annual	1.52125%	Annual	10/6/2035	JPY1,100,000	210	—	210
TONAR	Annual	1.52%	Annual	10/6/2035	JPY400,000	77	—	77
TONAR	Annual	1.51812%	Annual	10/7/2035	JPY2,185,658	422	—	422
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	186	—	186
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY368,643	77	—	77
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	150	—	150
TONAR	Annual	1.53%	Annual	10/9/2035	JPY370,941	69	—	69
TONAR	Annual	1.5225%	Annual	10/10/2035	JPY375,998	72	—	72
TONAR	Annual	1.51%	Annual	10/14/2035	JPY375,998	75	—	75
TONAR	Annual	1.491%	Annual	10/15/2035	JPY375,998	79	—	79
TONAR	Annual	1.475%	Annual	10/16/2035	JPY231,314	51	—	51

American Funds Insurance Series	196

The Bond Fund of America (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.504%	Annual	10/24/2035	USD14,510	$344	$—	$344
SOFR	Annual	3.66593%	Annual	11/3/2035	USD20,280	214	—	214
SOFR	Annual	3.79168%	Annual	6/17/2036	USD27,050	109	—	109
SOFR	Annual	3.801%	Annual	6/17/2036	USD23,409	76	—	76
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	1,300	—	1,300
SOFR	Annual	4.137%	Annual	7/28/2045	USD4,100	16	—	16
SOFR	Annual	4.052%	Annual	11/15/2053	USD6,880	146	—	146
2.477%	Annual	TONAR	Annual	10/6/2055	JPY200,000	(92)	—	(92)
2.47825%	Annual	TONAR	Annual	10/6/2055	JPY500,000	(228)	—	(228)
2.47%	Annual	TONAR	Annual	10/7/2055	JPY904,764	(423)	—	(423)
2.5425%	Annual	TONAR	Annual	10/8/2055	JPY153,945	(57)	—	(57)
SOFR	Annual	3.953%	Annual	10/9/2055	USD6,960	257	—	257
2.57%	Annual	TONAR	Annual	10/9/2055	JPY155,295	(52)	—	(52)
2.515%	Annual	TONAR	Annual	10/10/2055	JPY156,196	(64)	—	(64)
2.52%	Annual	TONAR	Annual	10/14/2055	JPY156,646	(63)	—	(63)
2.50%	Annual	TONAR	Annual	10/15/2055	JPY156,196	(67)	—	(67)
2.51625%	Annual	TONAR	Annual	10/16/2055	JPY96,259	(39)	—	(39)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD13,760	824	—	824
4.13862%	Annual	SOFR	Annual	6/17/2056	USD6,555	(42)	—	(42)
4.097%	Annual	SOFR	Annual	6/17/2056	USD5,701	(76)	—	(76)
						$4,801	$—	$4,801
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,285	$—	$1,285
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	578	—	578
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	152	—	152
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	(63)	—	(63)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(81)	—	(81)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(102)	—	(102)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(106)	—	(106)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(118)	—	(118)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(184)	—	(184)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(200)	—	(200)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(289)	—	(289)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(293)	—	(293)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(307)	—	(307)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(582)	—	(582)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(588)	—	(588)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(607)	—	(607)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,400	(49)	—	(49)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,625	(51)	—	(51)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL41,625	(136)	—	(136)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL80,500	(187)	—	(187)
							$(1,928)	$—	$(1,928)

197	American Funds Insurance Series

The Bond Fund of America (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD183,800	$(14,043)	$(13,869)	$(174)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 12/31/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD67,870	$1,538	$1,546	$(8)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.50%
Money market investments 5.50%
Capital Group Central Cash Fund 3.79% (k)	$730,121	$5,041,681	$5,147,668	$284	$(182)	$624,236	$32,185

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,804,000, which represented 15.88% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $85,685,000, which represented 0.75% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,359,000, which represented 0.06% of the net assets of the fund.

(k)	Rate represents the seven-day yield at 12/31/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	198

The Bond Fund of America (continued)

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

199	American Funds Insurance Series

Capital World Bond Fund®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 90.93%	Principal amount (000)	Value (000)
Euros 20.50%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,125
Albania (Republic of) 4.75% 2/14/2035	2,290	2,729
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	642
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	124
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,908
American Tower Corp. 0.875% 5/21/2029	1,470	1,616
Amprion Gmbh 4.125% 9/7/2034	2,600	3,153
Amprion Gmbh 3.875% 6/5/2036	1,800	2,112
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,310
AT&T, Inc. 1.60% 5/19/2028	2,350	2,698
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,211
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,110
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	877
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	5,993
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,331
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	869
BMS Ireland Capital Funding DAC 3.857% 11/10/2038	290	336
BMS Ireland Capital Funding DAC 4.289% 11/10/2045	220	254
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	1,680	1,930
BPCE SA 4.50% 1/13/2033	1,400	1,728
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,112
Bulgaria (Republic of) 3.375% 7/18/2035	1,340	1,552
Coca-Cola Co. 3.375% 8/15/2037	155	177
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,348
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,145
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,441
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,305
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	297
Dow Chemical Co. (The) 1.125% 3/15/2032	827	835
Egypt (Arab Republic of) 5.625% 4/16/2030	300	352
Electricite de France SA 4.25% 1/25/2032	1,300	1,602
Electricite de France SA 4.00% 5/7/2037	500	583
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	5,000	5,744
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,538
Enel Finance International NV 4.00% 2/20/2031	465	567
Engie SA 3.875% 1/6/2031	1,000	1,215
Equinor ASA 1.375% 5/22/2032	3,650	3,841
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	304
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	2,030	2,537
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,613
European Investment Bank 0.25% 1/20/2032	2,075	2,106
European Investment Bank 1.50% 6/15/2032	1,000	1,088
European Investment Bank 2.875% 1/12/2033	4,500	5,300
European Investment Bank 2.875% 1/15/2035	395	458
European Union 0.25% 10/22/2026	610	707
European Union 2.875% 12/6/2027	1,060	1,261
European Union 2.875% 10/5/2029	170	203
European Union 2.50% 10/14/2030	1,375	1,607
European Union 3.125% 12/4/2030	190	228
European Union 0% 7/4/2031	705	716
European Union 2.75% 12/13/2032	2,010	2,343
European Union 3.25% 7/4/2034	380	453
European Union 0% 7/4/2035	220	191
European Union 3.375% 12/12/2035	10,230	12,201
European Union 3.625% 12/12/2040	9,495	11,123
European Union 3.75% 10/12/2045	635	736

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
European Union 0.70% 7/6/2051	EUR3,000	$1,724
European Union 3.375% 10/5/2054	540	562
European Union 4.00% 10/12/2055	2,070	2,400
Finland (Republic of) 3.00% 9/15/2033	2,370	2,792
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,137
French Republic O.A.T. 0.75% 2/25/2028	980	1,114
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,119
French Republic O.A.T. 0% 11/25/2030	19,550	20,068
French Republic O.A.T. 0% 5/25/2032	2,120	2,056
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,467
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,225
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,039
French Republic O.A.T. 0.50% 5/25/2040	600	440
French Republic O.A.T. 0.75% 5/25/2052	180	93
French Republic O.A.T. 3.75% 5/25/2056	400	414
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,668
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,583
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,034
Germany (Federal Republic of) 2.50% 2/15/2035	23,125	26,485
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,203
Germany (Federal Republic of) 0% 8/15/2050	1,200	609
Germany (Federal Republic of) 2.90% 8/15/2056	1,190	1,247
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	750
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	773
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,089
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,943
Greece (Hellenic Republic of) 3.625% 6/15/2035	2,895	3,455
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	734
Hungary (Republic of) 4.875% 3/22/2040	305	358
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,558
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,073
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,245
Ireland (Republic of) 3.15% 10/18/2055	755	791
Italy (Republic of) 3.10% 8/28/2026	3,425	4,052
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,600
Italy (Republic of) 3.25% 11/15/2032	2,595	3,075
Italy (Republic of) 4.20% 3/1/2034	1,430	1,791
Italy (Republic of) 3.65% 8/1/2035	5,600	6,685
Italy (Republic of) 3.85% 10/1/2040	2,180	2,549
Italy (Republic of) 4.30% 10/1/2054	4,875	5,687
Johnson & Johnson 3.35% 2/26/2037	360	414
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,406
Lithuania (Republic of) 2.125% 6/1/2032	2,665	2,942
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,919
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	120
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,802
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,287
MPT Finance Corp. 7.00% 2/15/2032	100	123
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,989
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	211
Ontario (Province of) 3.25% 7/3/2035	2,420	2,816
Orange 3.50% 5/19/2035	1,600	1,856
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,947
Philip Morris International, Inc. 2.75% 6/6/2029	770	899
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	414
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	907
Portugal (Republic of) 0.475% 10/18/2030	350	375
Portugal (Republic of) 3.00% 6/15/2035	1,720	1,998
Portugal (Republic of) 3.375% 6/15/2040	715	822
Portugal (Republic of) 3.625% 6/12/2054	685	755

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Prysmian SpA 3.875% 11/28/2031	EUR435	$524
Romania 2.125% 3/7/2028	500	579
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	571
Shell International Finance BV 1.50% 4/7/2028	2,000	2,299
Slovak Republic, Series 250, 3.75% 3/6/2034	640	773
Spain (Kingdom of) 0% 1/31/2028	900	1,012
Spain (Kingdom of) 1.40% 7/30/2028	1,650	1,898
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,156
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,428
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,289
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,082
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,347
Spain (Kingdom of) 3.20% 10/31/2035	510	595
Spain (Kingdom of) 1.90% 10/31/2052	1,010	775
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	229
Stryker Corp. 1.00% 12/3/2031	450	466
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,984
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,079
Treasury Corp. of Victoria 3.625% 9/29/2040	2,230	2,571
United Mexican States 3.50% 9/19/2029	650	763
Verallia SAS 3.875% 11/4/2032	4,500	5,161
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,914
		303,335

Japanese yen 7.20%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	637
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,534
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,869
Japan, Series 474, 0.70% 7/1/2027	762,850	4,845
Japan, Series 352, 0.10% 9/20/2028	2,585,750	16,016
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,266
Japan, Series 116, 2.20% 3/20/2030	576,100	3,787
Japan, Series 362, 0.10% 3/20/2031	514,000	3,041
Japan, Series 374, 0.80% 3/20/2034	68,200	399
Japan, Series 30, 0.005% 3/10/2035 (c)	646,511	4,027
Japan, Series 152, 1.20% 3/20/2035	1,239,550	7,390
Japan, Series 21, 2.30% 12/20/2035	720,000	4,696
Japan, Series 162, 0.60% 9/20/2037	1,966,150	10,429
Japan, Series 173, 0.40% 6/20/2040	270,900	1,282
Japan, Series 179, 0.50% 12/20/2041	196,950	903
Japan, Series 182, 1.10% 9/20/2042	619,850	3,096
Japan, Series 186, 1.50% 9/20/2043	1,341,900	7,016
Japan, Series 188, 1.60% 3/20/2044	69,000	363
Japan, Series 192, 2.40% 3/20/2045	1,387,100	8,201
Japan, Series 53, 0.60% 12/20/2046	781,600	3,136
Japan, Series 37, 0.60% 6/20/2050	694,500	2,460
Japan, Series 73, 0.70% 12/20/2051	1,568,700	5,419
Japan, Series 74, 1.00% 3/20/2052	246,100	926
Japan, Series 76, 1.40% 9/20/2052	5,800	24
Japan, Series 79, 1.20% 6/20/2053	612,200	2,395
Japan, Series 81, 1.60% 12/20/2053	168,700	732
Japan, Series 84, 2.10% 9/20/2054	958,150	4,694
		106,583

British pounds 4.42%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,098
Electricite de France SA 5.50% 3/27/2037	900	1,174
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,089
Quebec (Province of) 2.25% 9/15/2026	1,870	2,493

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds (continued)
United Kingdom 0.125% 1/30/2026	GBP425	$572
United Kingdom 4.25% 12/7/2027	3,785	5,161
United Kingdom 1.625% 10/22/2028	3,690	4,706
United Kingdom 4.125% 7/22/2029	2,015	2,741
United Kingdom 4.75% 12/7/2030	4,770	6,678
United Kingdom 0.25% 7/31/2031	12,845	14,159
United Kingdom 1.00% 1/31/2032	7,120	8,017
United Kingdom 4.25% 6/7/2032	1,310	1,782
United Kingdom 3.25% 1/31/2033	1,090	1,380
United Kingdom 0.625% 7/31/2035	210	199
United Kingdom 0.875% 1/31/2046	4,917	3,125
United Kingdom 3.75% 10/22/2053	1,870	1,980
United Kingdom 4.375% 7/31/2054	5,570	6,584
United Kingdom 2.50% 7/22/2065	3,313	2,495
		65,433

Brazilian reais 2.30%
Brazil (Federative Republic of) 0% 1/1/2026	BRL102,863	18,761
Brazil (Federative Republic of) 10.00% 1/1/2031	17,384	2,788
Brazil (Federative Republic of) 10.00% 1/1/2035	43,767	6,549
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,152	351
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	27,098	4,307
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	8,019	1,254
		34,010

South Korean won 1.81%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,550
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,797
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	13,445
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	5,519,130	3,804
		26,746

Chinese yuan renminbi 1.76%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY39,540	5,590
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	176
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	17,280	2,448
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,431
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	8,127
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	140
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	781
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	788
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	834
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	3,791
		26,106

Australian dollars 1.58%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,096
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,189
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,766
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,570
Treasury Corp. of Victoria 5.50% 9/15/2039	19,544	12,734
		23,355

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Indian rupees 1.29%
Asian Development Bank 6.72% 2/8/2028	INR144,700	$1,617
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	891
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	379
European Bank for Reconstruction and Development 6.75% 3/14/2031	248,500	2,745
European Bank for Reconstruction and Development 6.75% 1/13/2032	547,100	6,083
European Investment Bank 6.95% 3/1/2029	46,200	519
European Investment Bank 7.40% 10/23/2033	388,300	4,468
Inter-American Development Bank 7.00% 1/25/2029	18,000	202
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,412
Korea Development Bank 6.75% 7/1/2030	73,000	805
		19,121

Canadian dollars 1.26%
Canada (Government) 3.50% 3/1/2028	CAD15,013	11,134
Canada (Government) 3.25% 12/1/2033	7,330	5,334
Canada (Government) 2.75% 12/1/2048	3,500	2,142
		18,610

Malaysian ringgits 1.22%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	1,368
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,559
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,601
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	657
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	9,030	2,350
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	9,149
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	361
		18,045

Hungarian forints 1.11%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	7,500
Hungary (Republic of) 4.50% 5/27/2032	1,731,010	4,742
Hungary (Republic of) 4.75% 11/24/2032	1,494,300	4,117
		16,359

Indonesian rupiah 0.52%
Indonesia (Republic of), Series FR84, 7.25% 2/15/2026	IDR22,733,000	1,370
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	1,556,000	95
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	26,010,000	1,725
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	2,930,000	185
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,826
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	475
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	2,079
		7,755

Mexican pesos 0.44%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	798
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,369
America Movil, SAB de CV, 10.30% 1/30/2034	19,710	1,156
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,100
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,031
		6,454

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Danish kroner 0.43%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK46,626	$6,029
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,461	299
		6,328

Colombian pesos 0.30%
Colombia (Republic of), Series B, 7.25% 10/18/2034	COP11,132,100	2,098
Colombia (Republic of), Series B, 11.75% 1/24/2035	4,779,600	1,183
Colombia (Republic of), Series B, 7.25% 10/26/2050	7,150,600	1,090
		4,371

South African rand 0.28%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	518
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	59,870	3,703
		4,221

Chilean pesos 0.28%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP914,184	1,013
Chile (Republic of) 5.00% 10/1/2028	955,000	1,069
Chile (Republic of) 6.00% 4/1/2033	1,720,000	1,992
		4,074

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,294
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,766
		4,060

New Zealand dollars 0.20%
New Zealand 4.25% 5/15/2036	NZD3,397	1,915
New Zealand 3.25% 9/20/2050 (c)	1,729	1,025
		2,940

Turkish lira 0.12%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,644
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	201
		1,845

Philippine pesos 0.08%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	769
Philippines (Republic of) 6.75% 9/15/2032	27,600	491
		1,260

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	857

U.S. dollars 43.50%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	208
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,868
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.50% 3/15/2064	150	146
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	54	55

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Advance Auto Parts, Inc. 5.95% 3/9/2028	USD45	$46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,074
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	442	439
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	537
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	166
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,218
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,156
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	135
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	210
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (g)(h)	65	66
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,295	1,047
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (d)(e)(h)	284	284
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	145	147
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	121
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	187
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	67
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	73
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	297
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	208
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,840
Amazon.com, Inc. 5.45% 11/20/2055	578	565
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	103
Amer Sports Co. 6.75% 2/16/2031 (e)	35	37
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,075
Amgen, Inc. 2.20% 2/21/2027	445	437
Amgen, Inc. 5.25% 3/2/2030	981	1,019
Amgen, Inc. 5.25% 3/2/2033	2,687	2,782
Amgen, Inc. 5.65% 3/2/2053	1,284	1,258
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	107
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	108
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.614%) 9.331% 9/1/2027 (g)(h)	95	95
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,541	3,555
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	958	966
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	537	549
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.216% 9/23/2031 (g)(h)	144	145
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	247
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	49
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	26
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	16
AT&T, Inc. 3.50% 9/15/2053	2,070	1,386
ATI, Inc. 7.25% 8/15/2030	60	63
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	117
Avient Corp. 6.25% 11/1/2031 (e)	25	26
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,829
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,037
B&G Foods, Inc. 5.25% 9/15/2027	210	206
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
BAE Systems PLC 5.30% 3/26/2034 (e)	865	896
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	234
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	1,001
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	442
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,614
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (a)	1,535	1,599
BAT Capital Corp. 3.215% 9/6/2026	955	950
BAT Capital Corp. 4.625% 3/22/2033	188	187

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
BAT Capital Corp. 5.625% 8/15/2035	USD5,501	$5,733
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,056	3,382
Becton, Dickinson and Co. 4.298% 8/22/2032	320	316
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	396
Block, Inc. 5.625% 8/15/2030 (e)	40	41
Block, Inc. 6.50% 5/15/2032	240	250
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,113
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	895
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	663
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,166
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,519
Boeing Co. (The) 3.625% 2/1/2031	718	690
Boeing Co. (The) 6.388% 5/1/2031	723	785
Boeing Co. (The) 6.528% 5/1/2034	457	506
Boeing Co. (The) 5.805% 5/1/2050	50	49
Boeing Co. (The) 6.858% 5/1/2054	526	591
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	277	279
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	44
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	106
Braskem Netherlands Finance BV 4.50% 1/31/2030	2,228	873
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,329	913
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	206
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	308
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,348	1,360
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	2,002
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,162
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	249
Broadcom, Inc. 3.469% 4/15/2034	746	680
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	159
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	100	102
Brown & Brown, Inc. 6.25% 6/23/2055	70	73
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	229
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	171
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,772
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(h)	3,685	3,723
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(e)(h)	3,368	3,376
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,633	1,697
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	262
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	721
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	86
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	156	156
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	90	90
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	801	815
Caturus Energy, LLC 8.50% 2/15/2030 (e)	15	16
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	129
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	226
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	143
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	129
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Centene Corp. 2.45% 7/15/2028	USD40	$37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	104
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,613
Charter Communications Operating, LLC 5.85% 12/1/2035	641	640
Charter Communications Operating, LLC 4.80% 3/1/2050	384	289
Charter Communications Operating, LLC 3.70% 4/1/2051	188	119
Charter Communications Operating, LLC 3.90% 6/1/2052	458	296
Charter Communications Operating, LLC 5.25% 4/1/2053	17	13
Charter Communications Operating, LLC 6.70% 12/1/2055	3,618	3,472
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,115
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	195
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	371
Cipher Compute, LLC 7.125% 11/15/2030 (e)	35	36
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	839
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,279
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	442
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	93
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	16
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	44
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	104
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	72
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	238
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,196
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	115
Coca-Cola Co. 4.65% 8/14/2034	336	343
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	347
Colombia (Republic of) 7.375% 4/25/2030	2,400	2,540
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,607
Colombia (Republic of) 8.00% 11/14/2035	347	371
Comcast Corp. 4.80% 5/15/2033	4,100	4,137
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	183
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	60
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	212
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(e)(h)	1,032	1,052
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (d)(e)(h)	804	844
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(e)(h)	503	508
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (d)(e)(h)	305	317
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(e)(h)	326	328
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(e)(h)	206	207
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(e)(h)	1,148	1,153
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(e)(h)	252	253
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(e)(h)	437	438
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	208

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
COPT Defense Properties, LP 2.75% 4/15/2031	USD1,212	$1,107
Corebridge Financial, Inc. 3.90% 4/5/2032	748	710
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	378
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (g)(h)	65	66
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Coty, Inc. 5.60% 1/15/2031 (e)	355	359
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	70
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (g)(h)	124	126
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	128	132
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	160
Crown Castle, Inc. 2.50% 7/15/2031	767	686
CSN Inova Ventures 6.75% 1/28/2028 (b)	2,740	2,542
CSX Corp. 3.80% 4/15/2050	75	57
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	42
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,141
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,160
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	9	3
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	21	21
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	60	61
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (g)(h)	5	5
DISH Network Corp. 11.75% 11/15/2027 (e)	296	308
Duke Energy Florida, LLC 4.85% 12/1/2035	175	174
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(h)	1,597	1,631
EchoStar Corp. 10.75% 11/30/2029	105	116
Edison International 5.25% 11/15/2028	1,862	1,888
Edison International 5.45% 6/15/2029	75	76
Edison International 6.95% 11/15/2029	350	373
Edison International 5.25% 3/15/2032	705	706
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	529
Electricite de France SA 5.65% 4/22/2029 (e)	800	833
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	508
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	350
Element Solutions, Inc. 3.875% 9/1/2028 (e)	105	103
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (g)(h)	25	25
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (g)(h)	84	83
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,232
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,167
Enel Finance International NV 4.125% 9/30/2028 (e)	2,125	2,122
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	3,099
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	170
Enviri Corp. 5.75% 7/31/2027 (e)	145	145
EQT Corp. 6.375% 4/1/2029	20	21
EQT Corp. 7.50% 6/1/2030	45	50
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	498	502
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	94
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	150
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	16	16
Expand Energy Corp. 4.875% 4/15/2022 (j)	915	— (k)
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	56
Expand Energy Corp. 4.75% 2/1/2032	15	15
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,472
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	129

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	USD51	$54
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	117	116
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	240	203
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,365	1,107
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,332	1,082
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,320	2,697
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,753	3,680
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	48	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,614	1,582
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	86	87
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	188	192
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	407	422
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	19	18
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	495	503
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	15	15
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	53	54
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	25
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	398	399
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	202	206
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,443	1,472
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	766	779
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,595	1,642
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	400	407
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	1,912	1,968
Fannie Mae Pool #DA4667 6.50% 1/1/2054 (d)	568	590
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	575	584
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	204	207
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	419	425
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	242	249
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	149	138
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	310	316
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	210	216
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,575	1,609
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	695	722
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	605	624
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	389	400
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	212	218
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	184	191
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	23	23
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	3,843	3,921
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	971	991
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	742	766
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	553	568
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	537	552
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	384	400
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	237	243
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	199	206
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	164	169
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	5
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	13	14
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	383	390
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	461	479
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	322	331
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	284	292
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	216	223
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	186	192
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	185	190
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	179	185

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	USD150	$154
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	81	84
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	72
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	60	62
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	35	36
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	57	60
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	835	858
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	422	437
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	171	178
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	697	717
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,739	1,736
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	114	116
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	46	46
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	23	23
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	660	679
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	3,973	3,882
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	594	580
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	87	89
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	429	446
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	4,129	4,344
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	194	184
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	630	615
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	367	367
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)	289	275
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	337	337
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	1,042	1,071
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,564	1,560
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	377	382
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	349	363
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	727	747
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	73	74
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (d)	151	157
Fannie Mae Pool #DE6383 7.00% 8/1/2055 (d)	425	447
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)	186	188
Fannie Mae Pool #MA5962 7.00% 1/1/2056 (d)	338	356
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(h)	315	286
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	24
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	157
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (b)(g)(h)	26	27
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	44
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,757
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	203
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(e)(h)	483	485
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,209
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	301
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,066
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,590	1,615
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	118
Ford Motor Credit Co., LLC 6.50% 2/7/2035	3,100	3,213
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	265
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,632
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,990	1,737
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	184	183
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	586	475

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #QE3878 3.50% 6/1/2052 (d)	USD23	$21
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	860	862
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (d)	827	767
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	356	349
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	947	948
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	2,677	2,625
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	240	244
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	91	84
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	21	21
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	648	659
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	163	170
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	54	55
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	613	631
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	11,766	11,781
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	116	121
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	177	180
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,515	1,558
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	920	873
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	88	91
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	119	124
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	260	261
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,117	14,417
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	772	789
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	37	39
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,019	1,039
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	490	500
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,278	1,313
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	480	500
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	469	484
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	310	319
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	305	316
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	193	199
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	160	165
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,336	3,397
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	600	612
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	282	292
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	24	25
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	609	619
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,012	1,043
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	532	550
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	506	527
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	487	507
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	300	309
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	406	413
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	23	24
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	415	405
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,073	1,089
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	502	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	321	326
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	12	12
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	21	22
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	926	975
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (d)	237	249
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	58	60
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	49	50
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	149	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	526	540
Freddie Mac Pool #QY1579 6.50% 4/1/2055 (d)	81	85
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	311	311

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	USD206	$209
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	144	148
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	302	318
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	438	437
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (d)	4,994	4,740
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	169	169
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	171	173
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	765	786
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (d)(e)(h)	441	452
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(e)(h)	200	200
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	105
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	197	112
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	304
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	66
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	951	962
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	63
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	396
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,411
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.072% 11/4/2031 (g)(h)	49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,061
Government National Mortgage Assn. 6.50% 1/1/2056 (d)(l)	1,708	1,766
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	744	555
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,488	1,477
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,723
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	113
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	654
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(e)(h)	1,066	1,068
HCA, Inc. 5.625% 9/1/2028	120	124
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	32
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	254
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,203
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	110
Honduras (Republic of) 6.25% 1/19/2027	653	660
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(e)(h)	1,949	2,023
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	176
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	190
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	207
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,716
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,023
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,283
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,315
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(e)(h)	396	401
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	137
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (g)(h)	3	3

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(e)(h)	USD2,712	$2,814
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,348
Hyundai Capital America 1.65% 9/17/2026 (e)	269	265
Hyundai Capital America 2.00% 6/15/2028 (e)	600	569
Hyundai Capital America 4.25% 9/18/2028 (e)	2,577	2,578
Hyundai Capital America 6.50% 1/16/2029 (e)	132	140
Icahn Enterprises, LP 9.75% 1/15/2029	65	65
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	480	481
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	516
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	123
Intel Corp. 3.05% 8/12/2051	740	455
Intel Corp. 5.60% 2/21/2054	168	155
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	589
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,784
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(e)(h)	3,679	3,688
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	203
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	84
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	84
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,240
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,612
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,330	1,321
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	742
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (g)(h)	74	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (g)(h)	50	49
KB Home 6.875% 6/15/2027	50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	20
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	231
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,300
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,286
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	232
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(e)(h)	1,207	1,208
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	197
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	113
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	108
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	108
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	130
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,937
Lockheed Martin Corp. 5.20% 2/15/2064	309	287
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	90
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (d)(e)(h)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,990
Mars, Inc. 5.00% 3/1/2032 (e)	3,575	3,686
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,517
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	285

American Funds Insurance Series	214

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Mastercard, Inc. 2.00% 11/18/2031	USD600	$535
Matador Resources Co. 6.50% 4/15/2032 (e)	50	51
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	393
Meta Platforms, Inc. 5.50% 11/15/2045	269	261
Meta Platforms, Inc. 5.625% 11/15/2055	576	553
Meta Platforms, Inc. 5.75% 11/15/2065	276	264
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,208	1,219
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(e)	1,000	1,003
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	724
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	159
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	89
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,364
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,101
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	542
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	475
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,145
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	117
Moog, Inc. 4.25% 12/9/2027 (e)	120	119
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,746
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,475
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,260
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	608
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	197
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(e)(h)	485	492
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	48
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	168
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,300
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	143
Navient Corp. 7.875% 6/15/2032	55	58
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,525
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	515	481
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	164
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,025	1,038
NFE Financing, LLC 12.00% 11/15/2029 (e)(j)	709	206
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	57
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	73
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	934
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	213
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	213
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	500	502
Norfolk Southern Corp. 5.35% 8/1/2054	496	474
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	49
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	96
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	57
OCP SA 3.75% 6/23/2031	500	469
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	273
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	122

215	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
OneMain Finance Corp. 7.125% 9/15/2032	USD25	$26
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	37
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	631	637
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,222	1,237
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,219	2,243
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,400	2,421
Open Text Corp. 3.875% 2/15/2028 (e)	25	25
Oracle Corp. 2.65% 7/15/2026	2,327	2,308
Oracle Corp. 3.25% 11/15/2027	1,880	1,840
Oracle Corp. 4.45% 9/26/2030	4,475	4,379
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,324
Orange 9.00% 3/1/2031 (a)	2,434	2,930
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	26
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	3,000
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	546
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,621
Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,437
PacifiCorp 3.30% 3/15/2051	150	96
PacifiCorp 2.90% 6/15/2052	280	164
PacifiCorp 5.35% 12/1/2053	525	462
PacifiCorp 5.50% 5/15/2054	980	877
PacifiCorp 5.80% 1/15/2055	500	467
Panama (Republic of) 3.75% 4/17/2026	465	466
Panama (Republic of) 7.50% 3/1/2031	2,325	2,583
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdings, Inc. 0% 8/27/2030 (f)	2	— (k)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,066
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	109
Petroleos Mexicanos 6.84% 1/23/2030	20,114	20,438
Petroleos Mexicanos 5.95% 1/28/2031	65	63
Petroleos Mexicanos 6.70% 2/16/2032	779	777
Petroleos Mexicanos 6.95% 1/28/2060	55	45
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,151
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	178
PG&E Corp. 5.00% 7/1/2028	235	235
PG&E Corp. 5.25% 7/1/2030	175	174
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	151
Philip Morris International, Inc. 5.125% 11/17/2027	315	322
Philip Morris International, Inc. 2.10% 5/1/2030	634	581
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,663
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,446
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	396
POSCO 4.875% 1/23/2027 (e)	510	514
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	433
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	113
Procter & Gamble Co. 3.00% 3/25/2030	338	326
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	860
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	403	390
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,696
PT Freeport Indonesia 5.315% 4/14/2032	449	458
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	42

American Funds Insurance Series	216

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	USD10	$10
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	296	285
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	743
Range Resources Corp. 4.75% 2/15/2030 (e)	145	143
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (e)	689	699
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	89
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,464
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Roper Technologies, Inc. 4.45% 9/15/2030	2,900	2,914
Roper Technologies, Inc. 5.10% 9/15/2035	925	932
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,751
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	93
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	21
Sally Holdings, LLC 6.75% 3/1/2032	107	112
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(i)	3,406	3,454
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(e)(i)	464	471
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,763
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,728
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,355
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	357
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	62	61
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	110
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,909
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	41
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	115
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	123	124
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(e)	630	636
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	768
Service Corp. International 5.75% 10/15/2032	35	36
Service Properties Trust 0% 9/30/2027 (e)	30	27
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
ServiceNow, Inc. 1.40% 9/1/2030	756	666
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	50
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	191
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	37
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	102
SK hynix, Inc. 1.50% 1/19/2026	563	562
SLM Corp. 6.50% 1/31/2030	85	88
SM Energy Co. 6.50% 7/15/2028	45	46
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (d)(e)(h)	482	487
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	190
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,190
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,546
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(e)(h)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	101
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,485
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(e)(h)	1,439	1,437

217	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Stillwater Mining Co. 4.00% 11/16/2026 (b)	USD2,090	$2,077
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	285
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(e)(h)	6,917	6,863
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,434
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	73
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	57
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	461
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	210
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	669
TGS ASA 8.50% 1/15/2030 (e)	200	210
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	11
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	861	848
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,022
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	435
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,451
TransDigm, Inc. 4.875% 5/1/2029	80	80
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	89
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	77
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	146
Transocean International, Ltd. 8.75% 2/15/2030 (e)	30	31
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	83	84
Transocean, Inc. 6.80% 3/15/2038	35	30
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,440
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	554	557
U.S. Treasury 3.875% 5/31/2027	662	665
U.S. Treasury 3.75% 6/30/2027	30	30
U.S. Treasury 3.625% 8/31/2027 (m)	25,710	25,766
U.S. Treasury 3.50% 10/15/2028	1,281	1,280
U.S. Treasury 3.50% 11/15/2028	1,460	1,458
U.S. Treasury 3.50% 9/30/2029	399	397
U.S. Treasury 4.125% 10/31/2029	328	334
U.S. Treasury 4.00% 5/31/2030	2,995	3,034
U.S. Treasury 3.875% 6/30/2030 (m)	13,418	13,520
U.S. Treasury 3.50% 11/30/2030	1,289	1,276
U.S. Treasury 4.125% 11/30/2031	704	715
U.S. Treasury 3.875% 8/15/2034	540	532
U.S. Treasury 4.625% 2/15/2035	1,681	1,746
U.S. Treasury 4.00% 11/15/2035 (m)	7,207	7,109
U.S. Treasury 1.75% 8/15/2041	4,650	3,144
U.S. Treasury 4.75% 11/15/2043 (m)	2,650	2,654
U.S. Treasury 4.625% 5/15/2044	1,210	1,190
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,743
U.S. Treasury 1.25% 5/15/2050	1,625	780
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,729
U.S. Treasury 4.25% 2/15/2054	681	617
U.S. Treasury 4.625% 5/15/2054 (m)	1,836	1,772
U.S. Treasury 4.50% 11/15/2054	143	135
U.S. Treasury 4.625% 2/15/2055 (m)	2,915	2,814

American Funds Insurance Series	218

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 4.75% 8/15/2055	USD927	$913
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	850	845
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	10,727	11,051
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,539	1,913
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	186	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	2,891	2,600
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)	4,653	4,417
UKG, Inc. 6.875% 2/1/2031 (e)	77	79
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(l)	800	647
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(l)	17	16
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(l)	2,692	2,628
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(l)	164	171
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (d)(l)	3,010	3,168
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (d)(l)	7,290	5,893
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(l)	3,696	3,406
United Mexican States 5.375% 3/22/2033	765	761
United Mexican States 6.00% 5/7/2036	970	985
United Mexican States 6.338% 5/4/2053	425	406
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	85
United Rentals (North America), Inc. 3.875% 2/15/2031	130	124
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,502
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,490
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	114
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	240
US Foods, Inc. 4.625% 6/1/2030 (e)	35	35
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	36
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)(j)	34	11
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)(j)	34	11
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (f)(g)(h)(i)(j)	56	18
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	100
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	81
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	85
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	118
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	87
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	525	532
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	752	757
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(e)	1,418	1,424
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	159
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	73
Waste Management, Inc. 3.875% 1/15/2029	50	50
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	65	67
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,668
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	157
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	99	100
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	106
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	75
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	74	81
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	887
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	47
		643,640
Total bonds, notes & other debt instruments (cost: $1,378,329,000)		1,345,508

219	American Funds Insurance Series

Capital World Bond Fund® (continued)
Preferred securities 0.01%	Shares	Value (000)
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	$80
Total preferred securities (cost: $50,000)		80
Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (f)	1,441	59
Expand Energy Corp.	45	5
Venator Materials PLC (f)(n)	232	— (k)
Total common stocks (cost: $1,019,000)		64
Rights & warrants 0.00%
U.S. dollars 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (n)	85	8
Total rights & warrants (cost: $73,000)		8
Investment funds 1.54%
Capital Group Central Corporate Bond Fund (o)	2,674,552	22,734
Total investment funds (cost: $20,987,000)		22,734
Short-term securities 7.71%
Money market investments 7.71%
Capital Group Central Cash Fund 3.79% (o)(p)	1,141,484	114,160
Total short-term securities (cost: $114,142,000)		114,160
Options purchased (equity style) 0.00%
Options purchased (equity style) *		16
Total options purchased (equity style) (cost: $81,000)		16
Total investment securities 100.19% (cost: $1,514,681,000)		1,482,570
Other assets less liabilities (0.19)%		(2,800)
Net assets 100.00%		$1,479,770
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY147.00	USD15,680	$16

American Funds Insurance Series	220

Capital World Bond Fund® (continued)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	125	1/23/2026	EUR126.50	EUR12,500	$— (k)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(125)	1/23/2026	EUR131.50	EUR(12,500)	$28
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month SONIA Futures	Short	4	3/18/2026	USD(1,298)	$(2)
3 Month CORRA Futures	Long	866	6/17/2026	154,131	377
3 Month Euro EURIBOR Futures	Long	1	12/14/2026	288	— (k)
2 Year Italy Government Bond Futures	Long	274	3/10/2026	34,561	(61)
2 Year Euro-Schatz Futures	Short	61	3/10/2026	(7,655)	8
2 Year Canadian Government Bond Futures	Long	301	3/31/2026	23,159	(63)
2 Year U.S. Treasury Note Futures	Long	1,141	4/6/2026	238,228	(45)
3 Year Australian Treasury Bond Futures	Long	332	3/17/2026	23,263	16
5 Year Euro-Bobl Futures	Long	384	3/10/2026	52,420	(269)
5 Year Canadian Government Bond Futures	Long	209	3/31/2026	17,251	(152)
5 Year U.S. Treasury Note Futures	Long	482	4/6/2026	52,685	(144)
10 Year Italy Government Bond Futures	Long	82	3/10/2026	11,581	(35)
10 Year French Government Bond Futures	Short	36	3/10/2026	(5,102)	35
10 Year Euro-Bund Futures	Short	416	3/10/2026	(62,367)	460
10 Year Australian Treasury Bond Futures	Long	145	3/16/2026	10,594	50
10 Year Japanese Government Bond Futures	Short	30	3/23/2026	(25,359)	167
10 Year U.S. Treasury Note Futures	Long	161	3/31/2026	18,102	(168)
10 Year Ultra U.S. Treasury Note Futures	Long	69	3/31/2026	7,936	(67)
10 Year UK Gilt Futures	Short	31	3/31/2026	(3,818)	14
10 Year Canadian Government Bond Futures	Short	241	3/31/2026	(21,230)	331
20 Year U.S. Treasury Bond Futures	Long	153	3/31/2026	17,686	(251)
30 Year Euro-Buxl Futures	Short	54	3/10/2026	(6,988)	157
30 Year Ultra U.S. Treasury Bond Futures	Long	186	3/31/2026	21,948	(374)
					$(16)

221	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	137,735	USD	3,157	Citibank	1/7/2026	$35
MYR	8,120	USD	1,986	BNP Paribas	1/8/2026	17
USD	1,377	MYR	5,680	JPMorgan Chase	1/8/2026	(24)
CAD	39,278	USD	28,223	Barclays Bank PLC	1/9/2026	406
GBP	9,385	USD	12,570	Bank of America	1/9/2026	81
USD	2,793	JPY	432,460	Bank of America	1/9/2026	30
CZK	117,510	USD	5,689	Bank of New York Mellon	1/9/2026	28
USD	1,032	BRL	5,550	Goldman Sachs	1/9/2026	22
CZK	49,000	USD	2,366	JPMorgan Chase	1/9/2026	18
USD	1,007	JPY	155,470	Citibank	1/9/2026	14
CZK	156,440	EUR	6,463	JPMorgan Chase	1/9/2026	13
EUR	800	USD	934	HSBC Bank	1/9/2026	7
CHF	1,007	USD	1,271	Bank of America	1/9/2026	2
USD	1,318	IDR	21,992,435	Citibank	1/9/2026	1
COP	135,700	USD	35	Citibank	1/9/2026	— (k)
IDR	14,450,980	USD	869	Goldman Sachs	1/9/2026	(3)
USD	1,002	PHP	59,200	HSBC Bank	1/9/2026	(3)
EUR	2,820	USD	3,319	Bank of America	1/9/2026	(4)
USD	7,053	INR	635,855	HSBC Bank	1/9/2026	(14)
BRL	5,610	USD	1,042	Citibank	1/9/2026	(20)
JPY	331,470	USD	2,145	Barclays Bank PLC	1/9/2026	(27)
USD	1,760	CLP	1,623,750	Citibank	1/9/2026	(43)
USD	5,157	GBP	3,860	Bank of America	1/9/2026	(46)
USD	3,577	COP	13,816,730	Citibank	1/9/2026	(64)
USD	3,707	KRW	5,484,900	Citibank	1/9/2026	(93)
USD	11,254	EUR	9,660	Citibank	1/9/2026	(103)
USD	8,919	KRW	13,061,798	Citibank	1/9/2026	(130)
SEK	46,505	USD	4,947	HSBC Bank	1/12/2026	107
NOK	68,290	USD	6,741	Bank of America	1/12/2026	34
CNH	21,500	USD	3,062	UBS AG	1/12/2026	23
USD	1,972	NZD	3,397	HSBC Bank	1/12/2026	15
EUR	5,100	CAD	8,207	HSBC Bank	1/12/2026	14
HUF	1,284,310	EUR	3,326	JPMorgan Chase	1/12/2026	13
PLN	6,680	EUR	1,573	Citibank	1/12/2026	11
SGD	1,400	USD	1,081	Citibank	1/12/2026	9
AUD	2,017	USD	1,340	HSBC Bank	1/12/2026	6
USD	5,075	PLN	18,215	BNP Paribas	1/12/2026	2
EUR	1,778	RON	9,075	Citibank	1/12/2026	(2)
USD	4,334	HUF	1,419,580	HSBC Bank	1/12/2026	(3)
USD	2,870	SGD	3,690	UBS AG	1/12/2026	(3)
USD	274	PLN	1,000	Citibank	1/12/2026	(4)
USD	2,280	CAD	3,133	HSBC Bank	1/12/2026	(4)
USD	239	ZAR	4,080	Citibank	1/12/2026	(7)
NZD	2,799	USD	1,621	Bank of America	1/12/2026	(9)
USD	2,322	NOK	23,545	HSBC Bank	1/12/2026	(14)
USD	3,684	NOK	37,576	Morgan Stanley	1/12/2026	(45)
USD	5,235	THB	166,360	Citibank	1/12/2026	(50)
USD	14,281	AUD	21,579	Morgan Stanley	1/12/2026	(121)
USD	14,447	HUF	4,788,935	Citibank	1/12/2026	(184)
EUR	22,685	USD	26,423	Goldman Sachs	1/13/2026	254
USD	1,694	EUR	1,440	HSBC Bank	1/13/2026	— (k)
THB	135,185	USD	4,307	UBS AG	1/14/2026	(13)
CNH	859,567	USD	122,304	Standard Chartered Bank	1/15/2026	1,035
USD	5,262	JPY	811,230	Citibank	1/15/2026	76
CNH	11,710	USD	1,667	Goldman Sachs	1/15/2026	13
DKK	46,980	EUR	6,289	HSBC Bank	1/15/2026	2

American Funds Insurance Series	222

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	11,507	DKK	73,090	HSBC Bank	1/15/2026	$(3)
JPY	1,957,390	USD	12,660	Goldman Sachs	1/15/2026	(147)
JPY	3,141,727	USD	20,336	Bank of America	1/15/2026	(251)
EUR	6,922	GBP	6,085	HSBC Bank	1/16/2026	(61)
USD	7,902	GBP	5,910	Citibank	1/16/2026	(64)
GBP	4,060	EUR	4,620	HSBC Bank	1/22/2026	37
USD	8,016	GBP	5,975	Morgan Stanley	1/22/2026	(38)
USD	34,933	BRL	190,062	Citibank	1/23/2026	462
USD	772	BRL	4,280	Citibank	1/23/2026	(4)
BRL	65,500	USD	12,008	Citibank	1/23/2026	(129)
EUR	29,240	USD	34,459	Morgan Stanley	1/26/2026	(53)
EUR	23,116	USD	27,264	Standard Chartered Bank	1/29/2026	(59)
EUR	7,510	USD	8,838	Morgan Stanley	3/16/2026	19
EUR	700	USD	820	Bank of New York Mellon	3/18/2026	6
						$970
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	$(2)	$—	$(2)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(3)	—	(3)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	53	—	53
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	69	—	69
SOFR	Annual	3.4925%	Annual	8/19/2027	USD67,090	(167)	—	(167)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(6)	—	(6)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(156)	—	(156)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	88	—	88
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	(15)	—	(15)
1.9308%	Annual	Euro STR	Annual	9/24/2027	EUR32,500	(56)	—	(56)
SOFR	Annual	3.2355%	Annual	9/30/2027	USD37,230	50	—	50
SOFR	Annual	3.28%	Annual	12/1/2027	USD4,480	3	—	3
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(90)	—	(90)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(19)	—	(19)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(41)	—	(41)
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	29	—	29
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	29	—	29
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	29	—	29
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	(19)	—	(19)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	35	—	35
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK26,280	8	—	8
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,900	6	—	6
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,890	5	—	5
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK62,070	20	—	20
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	39	—	39
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	39	—	39
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(91)	—	(91)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(92)	—	(92)

223	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month SEK-STIBOR	Quarterly	2.2732%	Annual	8/14/2030	SEK60,130	$69	$—	$69
2.3523%	Annual	6-month EURIBOR	Semi-annual	8/14/2030	EUR5,570	(52)	—	(52)
3.8108%	Annual	6-month NOK-NIBOR	Semi-annual	8/14/2030	NOK98,800	(114)	—	(114)
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK64,900	27	—	27
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK64,270	3	—	3
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK32,700	— (k)	—	— (k)
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	— (k)	—	— (k)
3.43574%	Annual	SOFR	Annual	6/17/2031	USD1,098	(2)	—	(2)
2.7083%	Annual	6-month EURIBOR	Semi-annual	2/15/2035	EUR7,460	(125)	—	(125)
SOFR	Annual	3.79168%	Annual	6/17/2036	USD1,202	5	—	5
SOFR	Annual	3.801%	Annual	6/17/2036	USD1,040	3	—	3
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	139	—	139
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	304	—	304
6-month EURIBOR	Semi-annual	2.9287%	Annual	9/24/2055	EUR3,250	235	—	235
4.13862%	Annual	SOFR	Annual	6/17/2056	USD291	(2)	—	(2)
4.097%	Annual	SOFR	Annual	6/17/2056	USD253	(3)	—	(3)
						$348	$—	$348
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(284)	$—	$(284)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	(343)	—	(343)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(600)	—	(600)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(955)	—	(955)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	66	—	66
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL10,600	44	—	44
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	26	—	26
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(513)	—	(513)
							$(2,559)	$—	$(2,559)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD4,422	$(100)	$(99)	$(1)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR23,910	(648)	(603)	(45)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD13,200	(1,009)	(960)	(49)
CDX.EM.44	1.00%	Quarterly	12/20/2030	9,890	106	212	(106)
					$(1,651)	$(1,450)	$(201)

American Funds Insurance Series	224

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	EUR4,180	$544	$520	$24
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.54%
Capital Group Central Corporate Bond Fund	$21,147	$1,043	$—	$—	$544	$22,734	$1,043
Short-term securities 7.71%
Money market investments 7.71%
Capital Group Central Cash Fund 3.79% (p)	23,214	581,246	490,311	(6)	17	114,160	3,583
Total 9.25%				$(6)	$561	$136,894	$4,626
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,709	$5,993	0.41%
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025 - 12/11/2025	2,558	2,542	0.17
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,071	2,287	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	2,013	2,077	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,337	1,355	0.09
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	74	81	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (g)(h)	9/13/2023	26	27	0.00 (s)
Total		$13,788	$14,362	0.97%

225	American Funds Insurance Series

Capital World Bond Fund® (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $156,400,000, which represented 10.57% of the net assets of the fund.

(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,355,000, which represented 0.09% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Amount less than one thousand.
(l)	Represents securities transacted on a TBA basis.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,108,000, which represented 0.95% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 12/31/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding

REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	226

American High-Income Trust®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 88.59%	Principal amount (000)	Value (000)
Corporate bonds and notes 84.57%
Communication services 14.33%
Altice France 6.50% 4/15/2032 (a)	USD3,080	$2,955
Altice France 6.875% 7/15/2032 (a)	1,295	1,243
Altice France SA 10.00% 1/15/2033 (a)	80	73
CCO Holdings, LLC 5.50% 5/1/2026 (a)	102	102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	1,041	1,033
CCO Holdings, LLC 5.375% 6/1/2029 (a)	720	712
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	451
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,136
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,644	2,491
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,909
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	72
CCO Holdings, LLC 4.75% 2/1/2032 (a)	3,163	2,893
CCO Holdings, LLC 4.50% 5/1/2032	2,669	2,397
CCO Holdings, LLC 4.50% 6/1/2033 (a)	3,357	2,942
CCO Holdings, LLC 4.25% 1/15/2034 (a)	5,497	4,679
Charter Communications Operating, LLC 4.80% 3/1/2050	437	329
Charter Communications Operating, LLC 3.70% 4/1/2051	473	299
Charter Communications Operating, LLC 3.90% 6/1/2052	950	614
Charter Communications Operating, LLC 5.25% 4/1/2053	577	457
Charter Communications Operating, LLC 3.85% 4/1/2061	175	104
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	670	671
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	430	427
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	925	972
Connect Finco SARL 9.00% 9/15/2029 (a)	7,980	8,475
CSC Holdings, LLC 5.50% 4/15/2027 (a)	230	197
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	78
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	2,109	2,123
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,865	2,902
Discovery Communications, LLC 4.125% 5/15/2029	300	290
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,547
EchoStar Corp. 10.75% 11/30/2029	5,568	6,162
EchoStar Corp. 6.75% Cash 11/30/2030 (b)	5,450	5,590
Embarq, LLC 7.995% 6/1/2036	4,729	1,962
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	448
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,655	3,685
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,659
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,161	3,217
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	238
Gray Media, Inc. 10.50% 7/15/2029 (a)	3,591	3,868
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	614
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,905
Gray Media, Inc. 9.625% 7/15/2032 (a)	3,093	3,212
Lamar Media Corp. 4.00% 2/15/2030	260	252
Lamar Media Corp. 3.625% 1/15/2031	360	339
Lamar Media Corp. 5.375% 11/1/2033 (a)	450	448
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	3,296	840
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	883	922
News Corp. 3.875% 5/15/2029 (a)	310	301
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,755
Paramount Global 7.875% 7/30/2030	130	141
Paramount Global 6.875% 4/30/2036	490	483
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	280	258
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,120	1,171
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,750
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	704
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	3,484	3,410
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	510	514
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,380	3,217
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,536	5,102

227	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Snap, Inc. 6.875% 3/1/2033 (a)	USD1,540	$1,597
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,010	986
TEGNA, Inc. 5.00% 9/15/2029	1,151	1,142
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,180	2,259
Univision Communications, Inc. 4.50% 5/1/2029 (a)	4,970	4,778
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,552	2,603
Univision Communications, Inc. 8.50% 7/31/2031 (a)	995	1,040
Univision Communications, Inc. 9.375% 8/1/2032 (a)	3,805	4,092
Verizon Communications, Inc. 2.355% 3/15/2032	21	19
Verizon Communications, Inc. 4.75% 1/15/2033	79	79
Verizon Communications, Inc. 5.75% 11/30/2045	19	19
Verizon Communications, Inc. 5.875% 11/30/2055	48	47
Verizon Communications, Inc. 6.00% 11/30/2065	22	22
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,265	1,306
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	550	502
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	360	358
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	2,821	2,745
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	2,970	2,611
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	6,878	4,858
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	326	216
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,443
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	919
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	210
Ziggo BV 4.875% 1/15/2030 (a)	215	203
		148,846

Energy 12.21%
3R Lux SARL 9.75% 2/5/2031 (a)	675	695
Aker BP ASA 5.25% 10/30/2035 (a)	195	191
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	575	580
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	257
Archrock Partners, LP 6.625% 9/1/2032 (a)	520	537
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,855	1,867
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	1,175	1,219
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	1,150	1,191
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,198
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	131
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	40	43
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	2,010	2,023
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	646	644
California Resources Corp. 8.25% 6/15/2029 (a)	520	544
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,080	1,126
Chord Energy Corp. 6.75% 3/15/2033 (a)	990	1,024
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,273
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	586
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	763
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	585	614
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,207	2,292
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	313
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	273
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,754	1,768
CNX Resources Corp. 7.375% 1/15/2031 (a)	931	968
CNX Resources Corp. 7.25% 3/1/2032 (a)	2,160	2,256
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	866
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,950	2,030
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	907	939
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,635	1,586

American Funds Insurance Series	228

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	USD1,215	$1,154
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	492
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	446
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,390
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	301
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	775	766
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	1,040	1,009
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 6.375% 4/1/2029	185	192
EQT Corp. 4.75% 1/15/2031	1,350	1,359
EQT Corp. 3.625% 5/15/2031 (a)	290	273
Expand Energy Corp. 4.875% 4/15/2022 (c)	4,300	1
Expand Energy Corp. 6.75% 4/15/2029 (a)	280	282
Expand Energy Corp. 5.375% 3/15/2030	780	791
Expand Energy Corp. 4.75% 2/1/2032	290	286
Genesis Energy, LP 7.75% 2/1/2028	72	72
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,618
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,295
Genesis Energy, LP 7.875% 5/15/2032	2,785	2,905
Global Partners, LP 6.875% 1/15/2029	135	137
Global Partners, LP 8.25% 1/15/2032 (a)	580	613
Global Partners, LP 7.125% 7/1/2033 (a)	385	394
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	395	408
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,059
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,432	1,454
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	520	542
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	775	792
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	363
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	695	720
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,404
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	498
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	798
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	817
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	747
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	605	572
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,290
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	364
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	200	204
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	200	206
Matador Resources Co. 6.875% 4/15/2028 (a)	275	282
Matador Resources Co. 6.50% 4/15/2032 (a)	720	731
Matador Resources Co. 6.25% 4/15/2033 (a)	1,245	1,251
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(c)	739	4
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil Corp. 6.00% 10/1/2032	410	410
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	770
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,225	1,285
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	445	432
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,240	1,220
Nabors Industries, Ltd. 7.50% 1/15/2028 (a)	75	75
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	745	57
NFE Financing, LLC 12.00% 11/15/2029 (a)(c)	18,263	5,296
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	109
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	490	508
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,762
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	364
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	895	872
NuStar Logistics, LP 6.00% 6/1/2026	286	288
Occidental Petroleum Corp. 6.60% 3/15/2046	582	604
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,148

229	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	USD58	$59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	999
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,529
Petrobras Global Finance BV 5.125% 9/10/2030	1,070	1,050
Petroleos Mexicanos 8.75% 6/2/2029	880	944
Petroleos Mexicanos 6.84% 1/23/2030	510	518
Petroleos Mexicanos 5.95% 1/28/2031	1,010	978
Petroleos Mexicanos 7.69% 1/23/2050	185	166
Petroleos Mexicanos 6.95% 1/28/2060	320	261
Range Resources Corp. 8.25% 1/15/2029	500	510
Range Resources Corp. 4.75% 2/15/2030 (a)	285	282
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	208
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	322
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,785	1,852
Sunoco, LP 6.00% 4/15/2027	547	550
Sunoco, LP 5.875% 7/15/2027 (a)	535	538
Sunoco, LP 5.875% 3/15/2028	290	292
Sunoco, LP 7.00% 5/1/2029 (a)	300	313
Sunoco, LP 4.50% 5/15/2029	1,970	1,936
Sunoco, LP 4.50% 4/30/2030	1,880	1,837
Sunoco, LP 4.625% 5/1/2030 (a)	440	428
Sunoco, LP 5.625% 3/15/2031 (a)	925	932
Sunoco, LP 7.25% 5/1/2032 (a)	1,335	1,412
Sunoco, LP 6.625% 8/15/2032 (a)	70	72
Sunoco, LP 6.25% 7/1/2033 (a)	810	830
Sunoco, LP 5.875% 3/15/2034 (a)	810	810
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(d)	1,775	1,825
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,026
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,355	1,416
Targa Resources Partners, LP 5.50% 3/1/2030	327	332
Targa Resources Partners, LP 4.875% 2/1/2031	180	181
TGS ASA 8.50% 1/15/2030 (a)	710	744
Tidewater, Inc. 9.125% 7/15/2030 (a)	265	285
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	387	398
Transocean International, Ltd. 8.75% 2/15/2030 (a)	374	391
Transocean International, Ltd. 7.875% 10/15/2032 (a)	290	304
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	961	982
Transocean, Inc. 8.50% 5/15/2031 (a)	665	659
Transocean, Inc. 6.80% 3/15/2038	425	366
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	445
USA Compression Partners, LP 6.25% 10/1/2033 (a)	1,045	1,058
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,070	1,004
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	325	329
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,935	1,762
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,575	1,351
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	927
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	420
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	1,025	987
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,785	1,776
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	885	915
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(d)	413	327
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	920	937
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	835	903
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,690	1,732
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	550	562
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,063
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,506
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	690

American Funds Insurance Series	230

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	USD1,375	$1,410
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,030	1,055
Western Midstream Operating, LP 4.50% 3/1/2028	239	240
Western Midstream Operating, LP 5.25% 2/1/2050	300	257
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	400
YPF SA 8.75% 9/11/2031	190	197
		126,776

Consumer discretionary 10.29%
Acushnet Co. 5.625% 12/1/2033 (a)	645	654
Advance Auto Parts, Inc. 5.95% 3/9/2028	953	975
Advance Auto Parts, Inc. 3.90% 4/15/2030	920	845
Advance Auto Parts, Inc. 3.50% 3/15/2032	959	817
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	305	306
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	548
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	1,245	1,233
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,432
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	430	453
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,254
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	583
Bath & Body Works, Inc. 6.875% 11/1/2035	791	801
Bath & Body Works, Inc. 6.75% 7/1/2036	295	293
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (a)(b)	605	668
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,330	1,300
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,394	1,338
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,870	1,938
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,025	1,051
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	185	180
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,429
Carnival Corp. 5.125% 5/1/2029 (a)	870	880
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 5.75% 8/1/2032 (a)	3,044	3,128
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,890
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	575	617
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,250	1,215
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,760	1,675
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,410	1,375
Flutter Treasury DAC 6.125% 6/4/2031	GBP320	435
Ford Motor Co. 3.25% 2/12/2032	USD2,790	2,460
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	493
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	205
Ford Motor Credit Co., LLC 6.798% 11/7/2028	335	352
Ford Motor Credit Co., LLC 5.113% 5/3/2029	695	696
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	231
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	397
Ford Motor Credit Co., LLC 5.73% 9/5/2030	2,263	2,299
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	520
Ford Motor Credit Co., LLC 6.05% 3/5/2031	570	586
Ford Motor Credit Co., LLC 3.625% 6/17/2031	440	403
Ford Motor Credit Co., LLC 6.532% 3/19/2032	2,185	2,286
Ford Motor Credit Co., LLC 7.122% 11/7/2033	405	435
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,955	1,987
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,755	2,855
Ford Motor Credit Co., LLC 5.869% 10/31/2035	4,390	4,337
Gap, Inc. 3.625% 10/1/2029 (a)	170	161
Gap, Inc. 3.875% 10/1/2031 (a)	108	100
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	553

231	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Genting New York, LLC 7.25% 10/1/2029 (a)	USD1,440	$1,478
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,809
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	1,001
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	655	671
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	290	292
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	574
Hyundai Capital America 1.65% 9/17/2026 (a)	70	69
International Game Technology PLC 5.25% 1/15/2029 (a)	1,065	1,066
KB Home 6.875% 6/15/2027	220	225
KB Home 7.25% 7/15/2030	330	341
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	354
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,357
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,445
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,315	1,230
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	395	400
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,055
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	625	630
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	673
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	455	435
MGM Resorts International 5.50% 4/15/2027	200	202
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	609
Newell Brands, Inc. 6.625% 9/15/2029	570	569
Newell Brands, Inc. 6.375% 5/15/2030	1,150	1,125
Newell Brands, Inc. 6.625% 5/15/2032	1,995	1,938
Newell Brands, Inc. 7.375% 4/1/2036	635	597
Newell Brands, Inc. 7.50% 4/1/2046	285	238
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	400	401
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,585	1,586
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	350	343
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	355	350
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,695	1,780
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,665	1,770
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	4,190	4,456
Party City Holdings, Inc. 0% 10/12/2028 (e)	500	— (f)
Party City Holdings, Inc. 0% 8/27/2030 (e)	2,510	50
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	508
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	654
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	585	611
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	171	172
Sally Holdings, LLC 6.75% 3/1/2032	2,887	3,018
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	550	489
Sekisui House U.S., Inc. 6.00% 1/15/2043	803	752
Service Corp. International 3.375% 8/15/2030	190	178
Service Corp. International 4.00% 5/15/2031	515	493
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	93
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	1,981	1,946
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,364	2,293
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	329
TopBuild Corp. 5.625% 1/31/2034 (a)	885	896
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	975
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	196
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,720	2,672
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	321
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	555	576
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	580
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
Wayfair, Inc. 6.75% 11/15/2032 (a)	120	124
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	550
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	352	354

American Funds Insurance Series	232

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD487	$527
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	720	737
ZF North America Capital, Inc. 7.50% 3/24/2031 (a)	700	708
		106,820

Financials 9.73%
AG Issuer, LLC 6.25% 3/1/2028 (a)	751	757
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	554
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	305	312
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,745	1,753
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	685
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,045	1,078
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,585	3,722
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,624
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,149
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	2,015	2,102
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,222
Aretec Group, Inc. 10.00% 8/15/2030 (a)	680	735
Asurion, LLC 8.00% 12/31/2032 (a)	715	742
Blackstone Private Credit Fund 5.95% 7/16/2029	296	302
Blackstone Private Credit Fund 6.00% 11/22/2034	795	803
Block, Inc. 2.75% 6/1/2026	510	507
Block, Inc. 5.625% 8/15/2030 (a)	1,145	1,169
Block, Inc. 3.50% 6/1/2031	1,660	1,561
Block, Inc. 6.50% 5/15/2032	920	957
Block, Inc. 6.00% 8/15/2033 (a)	565	580
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	392
Cipher Compute, LLC 7.125% 11/15/2030 (a)	470	479
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	4,216	4,020
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,544	2,270
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,769	3,499
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	731	659
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (a)	725	726
FS KKR Capital Corp. 6.125% 1/15/2031	540	527
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,140	1,137
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,133
HUB International, Ltd. 7.25% 6/15/2030 (a)	857	900
HUB International, Ltd. 7.375% 1/31/2032 (a)	1,265	1,328
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	3,875	3,930
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,825	2,864
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	1,550	1,533
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	2,515	2,390
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,520	1,452
Jane Street Group, LLC 7.125% 4/30/2031 (a)	136	143
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,860	1,943
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	245	258
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	697
MSCI, Inc. 3.875% 2/15/2031 (a)	510	490
MSCI, Inc. 3.625% 11/1/2031 (a)	256	240
Navient Corp. 6.75% 6/15/2026	510	517
Navient Corp. 5.00% 3/15/2027	2,253	2,259
Navient Corp. 4.875% 3/15/2028	550	544
Navient Corp. 5.50% 3/15/2029	4,240	4,212
Navient Corp. 9.375% 7/25/2030	1,907	2,121
Navient Corp. 11.50% 3/15/2031	880	986
Navient Corp. 7.875% 6/15/2032	2,445	2,561
Navient Corp. 5.625% 8/1/2033	2,548	2,332

233	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
OneMain Finance Corp. 3.875% 9/15/2028	USD165	$161
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,094
OneMain Finance Corp. 5.375% 11/15/2029	1,155	1,156
OneMain Finance Corp. 7.875% 3/15/2030	915	968
OneMain Finance Corp. 6.125% 5/15/2030	1,885	1,926
OneMain Finance Corp. 4.00% 9/15/2030	245	231
OneMain Finance Corp. 7.50% 5/15/2031	125	132
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,395
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,054
OneMain Finance Corp. 6.50% 3/15/2033	1,055	1,068
OneMain Finance Corp. 6.75% 9/15/2033	695	705
Osaic Financial Services, Inc. 6.50% 11/30/2027	6	139
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	765	800
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	1,575	1,647
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,493
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	845	876
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	461
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	543
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	51	54
Rocket Companies, Inc. 7.125% 2/1/2032 (a)	380	400
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	513
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	708
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	823
SLM Corp. 6.50% 1/31/2030	680	705
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	651
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	1,015	1,026
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	634
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	410	429
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	402
Voyager Parent, LLC 9.25% 7/1/2032 (a)	4,020	4,268
WEX, Inc. 6.50% 3/15/2033 (a)	550	565
		101,091

Materials 7.67%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,032
AmeriTex HoldCo Intermediate, LLC, 7.625% 8/15/2033 (a)	495	523
ArcelorMittal SA 7.00% 10/15/2039	488	551
ArcelorMittal SA 6.75% 3/1/2041	825	905
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	1,280	1,206
Avient Corp. 6.25% 11/1/2031 (a)	225	231
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	461
Ball Corp. 6.00% 6/15/2029	350	360
Ball Corp. 2.875% 8/15/2030	160	148
Ball Corp. 3.125% 9/15/2031	1,235	1,139
Ball Corp. 5.50% 9/15/2033	1,765	1,801
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	36	37
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	2,075	1,987
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	254
Celanese US Holdings, LLC 6.665% 7/15/2027	45	46
Celanese US Holdings, LLC 6.50% 4/15/2030	520	523
Celanese US Holdings, LLC 7.05% 11/15/2030	265	279
Celanese US Holdings, LLC 7.00% 2/15/2031	675	692
Celanese US Holdings, LLC 6.75% 4/15/2033	1,615	1,608
Celanese US Holdings, LLC 7.20% 11/15/2033	70	74
Celanese US Holdings, LLC 7.375% 2/15/2034	560	569
Century Aluminum Co. 6.875% 8/1/2032 (a)	400	413
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,036	2,007

American Funds Insurance Series	234

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	USD2,404	$2,492
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	1,105	1,138
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,951
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	2,037
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	2,088
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	290	302
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,175	1,229
Commercial Metals Co. 5.75% 11/15/2033 (a)	560	573
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,160	1,190
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	427
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	2,454
CVR Partners, LP 6.125% 6/15/2028 (a)	485	488
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	3,490	3,679
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	490	516
Freeport-McMoRan, Inc. 4.25% 3/1/2030	432	429
Freeport-McMoRan, Inc. 5.45% 3/15/2043	381	369
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(d)	6,093	3,473
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	10,551	9,496
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	420	399
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	590	602
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	445
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	248
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	521
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	827
LSB Industries, Inc. 6.25% 10/15/2028 (a)	130	130
LYB International Finance III, LLC 5.125% 1/15/2031	16	16
Magnera Corp. 4.75% 11/15/2029 (a)	425	393
Methanex Corp. 5.125% 10/15/2027	2,415	2,430
Methanex Corp. 5.25% 12/15/2029	747	754
Methanex Corp. 5.65% 12/1/2044	465	417
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,415	1,458
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	207
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	2,079	2,127
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,912
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	781
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	256
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	425	416
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,245
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	711
Novelis Corp. 3.875% 8/15/2031 (a)	497	453
Olin Corp. 6.625% 4/1/2033 (a)	80	80
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	560	583
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,040
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(b)(d)	1,611	1,634
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(d)	683	693
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,310	1,315
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	900	909
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (a)	325	338
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	482
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	526	564
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,102
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(d)	200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	840
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	612
Westlake Corp. 5.55% 11/15/2035	54	54
Westlake Corp. 6.375% 11/15/2055	40	39
		79,663

235	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Health care 7.45%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	USD4,173	$4,343
AdaptHealth, LLC 6.125% 8/1/2028 (a)	285	288
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,075
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,425	1,397
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	495	523
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	589
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,031
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	596
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	205	214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,786	1,770
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	387
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	455	408
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	216	224
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	16
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	682	481
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	592	388
Centene Corp. 4.625% 12/15/2029	945	917
Centene Corp. 3.375% 2/15/2030	42	39
Centene Corp. 2.50% 3/1/2031	1,125	972
Centene Corp. 2.625% 8/1/2031	100	86
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	184
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	808
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	2,360	2,221
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	909
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	162	177
DaVita, Inc. 4.625% 6/1/2030 (a)	1,365	1,328
DaVita, Inc. 3.75% 2/15/2031 (a)	875	810
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,349
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,112
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	2,565	2,714
Grifols SA 4.75% 10/15/2028 (a)	1,590	1,571
Grifols SA 7.50% 5/1/2030	EUR410	507
HCA, Inc. 4.625% 3/15/2052	USD233	190
HCA, Inc. 7.50% 11/15/2095	210	229
Insulet Corp. 6.50% 4/1/2033 (a)	57	60
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,475	1,543
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	499
Medline Borrower, LP 3.875% 4/1/2029 (a)	2,330	2,276
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	946
Medline Borrower, LP 5.25% 10/1/2029 (a)	1,470	1,479
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	1,115	1,097
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,349	1,253
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	960	987
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,565	3,245
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,385	1,413
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	2,122	1,442
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	6,277	4,011
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	390
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(b)	2,278	2,196
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,945	3,080
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	635	667
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	855	866
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	260	264
Tenet Healthcare Corp. 5.125% 11/1/2027	80	80
Tenet Healthcare Corp. 4.25% 6/1/2029	1,785	1,760
Tenet Healthcare Corp. 4.375% 1/15/2030	895	879
Tenet Healthcare Corp. 6.75% 5/15/2031	1,070	1,114
Tenet Healthcare Corp. 6.875% 11/15/2031	100	110
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	454
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	415	431

American Funds Insurance Series	236

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	USD6,990	$7,075
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	441
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,159	1,336
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,345	1,413
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,377	1,043
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	633
		77,336

Real estate 6.36%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	1,408	1,369
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	917	860
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	160	160
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	739	735
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	92
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,939
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	150	151
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,763	2,687
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	4,043	3,853
Hudson Pacific Properties, LP 5.95% 2/15/2028	200	197
Hudson Pacific Properties, LP 3.25% 1/15/2030	430	364
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	367
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	216
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	3,225	3,189
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,995	1,903
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	217
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,785	1,742
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,495
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,430	2,287
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	565	559
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	39
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	215	228
MPT Operating Partnership, LP 5.00% 10/15/2027	9,703	9,405
MPT Operating Partnership, LP 4.625% 8/1/2029	335	281
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,109
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,629	4,947
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	370	371
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	801
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	762
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	673
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	437
SBA Communications Corp. 3.125% 2/1/2029	131	126
Service Properties Trust 4.95% 2/15/2027	841	845
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,063
Service Properties Trust 5.50% 12/15/2027	750	741
Service Properties Trust 3.95% 1/15/2028	3,031	2,864
Service Properties Trust 8.375% 6/15/2029	2,655	2,672
Service Properties Trust 4.95% 10/1/2029	3,518	3,069
Service Properties Trust 4.375% 2/15/2030	3,180	2,697
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,104
Service Properties Trust 8.875% 6/15/2032	1,385	1,367
Trust Fibra Uno 7.70% 1/23/2032 (a)	405	444
VICI Properties, LP 3.875% 2/15/2029 (a)	625	614
		66,086

Information technology 6.20%
Amphenol Corp. 4.125% 11/15/2030	120	119

237	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
ams-OSRAM AG 12.25% 3/30/2029 (a)	USD3,050	$3,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	59
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	2,150	2,180
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,404
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,935	2,023
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	1,755	1,740
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	1,350	1,348
CommScope, LLC 8.25% 3/1/2027 (a)	1,254	1,265
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,114
CommScope, LLC 4.75% 9/1/2029 (a)	103	103
CommScope, LLC 9.50% 12/15/2031 (a)	425	430
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,475	5,840
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	281
Fair Isaac Corp. 4.00% 6/15/2028 (a)	1,175	1,163
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,200	2,267
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	460
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	751
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	5,270
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,124	5,599
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	296
Intel Corp. 3.05% 8/12/2051	150	92
Intel Corp. 5.60% 2/21/2054	253	234
McAfee Corp. 7.375% 2/15/2030 (a)	275	240
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,785	1,938
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	342
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)	700	611
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	120	123
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	120	125
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	985	1,018
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	363
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,363
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,922
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,553
Viasat, Inc. 6.50% 7/15/2028 (a)	1,195	1,163
Viasat, Inc. 7.50% 5/30/2031 (a)	2,234	2,127
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	220
VoltaGrid, LLC 7.375% 11/1/2030 (a)	410	406
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(g)	2,579	2,811
WULF Compute, LLC 7.75% 10/15/2030 (a)	2,410	2,485
X.AI Corp. 12.50% 6/30/2030	200	213
Ziff Davis, Inc. 4.625% 10/15/2030 (a)	125	119
		64,435

Industrials 5.71%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	270
ADT Security Corp. 4.125% 8/1/2029 (a)	200	196
AECOM 6.00% 8/1/2033 (a)	45	46
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	645	676
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	985
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	315	320
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,265	1,334
ATI, Inc. 4.875% 10/1/2029	690	691
ATI, Inc. 5.125% 10/1/2031	775	776
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	771
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	54
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	903
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	458
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61

American Funds Insurance Series	238

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	USD1,205	$1,247
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,230	1,285
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	163
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	327
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	525	534
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	889
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	890	842
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	160	160
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,815	1,866
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,294	3,243
Enviri Corp. 5.75% 7/31/2027 (a)	800	801
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	3,655	3,803
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	744	787
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	201	212
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 6.50% 1/15/2031 (a)	785	804
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,275	1,301
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	474
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	937
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	30	30
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,585	1,682
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	30	30
Hertz Corp. (The) 4.625% 12/1/2026 (a)	258	247
Icahn Enterprises, LP 6.25% 5/15/2026	273	274
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,705
Icahn Enterprises, LP 9.75% 1/15/2029	735	734
Icahn Enterprises, LP 4.375% 2/1/2029	855	741
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	90
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	317
Moog, Inc. 4.25% 12/9/2027 (a)	395	391
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,080	1,065
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	385
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	603
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,495	1,563
Reworld Holding Corp. 4.875% 12/1/2029 (a)	1,010	972
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	1,090	905
Science Applications International Corp. 5.875% 11/1/2033 (a)	505	512
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	747
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	443
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	799
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	448
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	1,515	1,548
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	120	120
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(e)	98	98
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	76
TransDigm, Inc. 4.625% 1/15/2029	180	179
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	372
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,775	1,849
TransDigm, Inc. 6.00% 1/15/2033 (a)	905	927
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,900	2,978
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,190	1,235
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,705	3,862
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	711
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	323
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	232
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	425	444
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	334
		59,353

239	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer staples 3.10%
Albertsons Cos., Inc. 5.875% 2/15/2028 (a)	USD400	$403
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,373
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,620	1,609
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	605	612
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	535	538
Amer Sports Co. 6.75% 2/16/2031 (a)	765	803
B&G Foods, Inc. 5.25% 9/15/2027	2,103	2,061
B&G Foods, Inc. 8.00% 9/15/2028 (a)	3,880	3,822
Central Garden & Pet Co. 4.125% 10/15/2030	755	725
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	2,150	2,036
Coty, Inc. 4.75% 1/15/2029 (a)	1,185	1,169
Coty, Inc. 6.625% 7/15/2030 (a)	380	391
Coty, Inc. 5.60% 1/15/2031 (a)	90	91
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	485	493
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	958
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	725	762
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	351
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,145	1,109
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	855	815
Mars, Inc. 4.60% 3/1/2028 (a)	150	152
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)	460	471
Philip Morris International, Inc. 3.875% 10/27/2028	195	195
Philip Morris International, Inc. 4.00% 10/29/2030	118	117
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,769
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,087
Post Holdings, Inc. 6.25% 2/15/2032 (a)	920	946
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Post Holdings, Inc. 6.50% 3/15/2036 (a)	1,110	1,112
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	338	339
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,195
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,200	2,195
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	969
US Foods, Inc. 4.625% 6/1/2030 (a)	510	504
US Foods, Inc. 5.75% 4/15/2033 (a)	470	479
		32,237

Utilities 1.47%
AmeriGas Partners, LP 5.75% 5/20/2027	302	304
Calpine Corp. 4.50% 2/15/2028 (a)	150	150
Calpine Corp. 5.125% 3/15/2028 (a)	105	105
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (d)	470	484
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (d)	1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (d)	350	364
FirstEnergy Corp. 2.25% 9/1/2030	820	743
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	368
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	1,935	2,061
Pacific Gas and Electric Co. 5.05% 10/15/2032	120	121
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	213
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	631
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,305	882
Pacific Gas and Electric Co. 6.10% 10/15/2055	200	196
PG&E Corp. 5.00% 7/1/2028	390	390
PG&E Corp. 5.25% 7/1/2030	2,960	2,941

American Funds Insurance Series	240

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	USD2,050	$2,136
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,307	1,384
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	175	173
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	415
		15,226

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	546	541
Total corporate bonds and notes		878,410
Loans 3.92%
Information technology 0.90%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (h)(i)	645	647
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (h)(i)	130	131
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (g)(h)(i)	1,000	1,007
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (h)(i)	2,885	2,829
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.723% 9/15/2033 (h)(i)	80	79
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (h)(i)	620	622
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (h)(i)	875	857
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (h)(i)	2,087	2,084
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (h)(i)	1,149	1,147
		9,403

Financials 0.64%
Alera Group Intermediate Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 6.966% 5/30/2032 (h)(i)	613	617
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (h)(i)	1,262	1,288
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (h)(i)	2,891	2,935
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (h)(i)	940	953
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (h)(i)	145	146
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (h)(i)	700	704
		6,643

Communication services 0.62%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (h)(i)	1,430	1,430
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (h)(i)	327	287
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(h)	44	17
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (h)(i)	73	74
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (h)(i)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (h)(i)	23	23
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (b)(e)(h)	960	960
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (h)(i)	455	361
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (h)(i)	1,470	1,473
X Corp., Term Loan B3, 9.50% 10/26/2029 (h)	370	369
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (h)(i)	1,456	1,433
		6,429

Industrials 0.56%
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (h)(i)	310	315
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (h)(i)	5,671	5,275
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.00%) 5.716% 4/30/2032 (h)(i)	185	186
		5,776

241	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer discretionary 0.44%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (e)(h)(i)	USD556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (b)(e)(h)(i)	525	525
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.12% 10/16/2031 (h)(i)	588	592
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (h)(i)	334	335
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (h)(i)	102	103
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)	71	60
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)	15	13
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(e)(h)	183	3
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(c)(e)(h)	98	2
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.934% 4/4/2029 (h)(i)	1,615	1,589
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (h)(i)	748	749
		4,527

Consumer staples 0.32%
B&G Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.216% 10/10/2029 (h)(i)	191	186
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (h)(i)	158	158
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.466% 5/1/2031 (h)(i)	2,918	2,940
		3,284

Health care 0.30%
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.966% 1/15/2031 (h)(i)	425	428
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (h)(i)	1,748	1,737
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR +1.75%) 5.466% 10/23/2028 (h)(i)	55	55
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (h)(i)	674	652
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.34% 6/30/2028 (h)(i)	259	260
		3,132

Materials 0.06%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (b)(c)(e)(h)(i)	563	178
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (b)(c)(e)(h)(i)	566	179
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (b)(c)(e)(h)(i)	931	295
		652

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.466% 3/28/2031 (h)(i)	276	277
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (h)(i)	278	279
		556

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	190	173

Energy 0.01%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 0% 10/30/2028 (h)(i)	266	113
Total loans		40,688
Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(e)	580	580

American Funds Insurance Series	242

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	USD305	$196
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	334	219
Total municipals		415
Total bonds, notes & other debt instruments (cost: $922,218,000)		920,093
Convertible bonds & notes 0.12%
Communication services 0.12%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (b)	379	1,265
Total convertible bonds & notes (cost: $403,000)		1,265
Common stocks 6.33%	Shares
Information technology 1.84%
Diebold Nixdorf, Inc. (j)	281,243	19,094

Health care 1.62%
Rotech Healthcare, Inc. (e)(g)(j)	201,793	13,823
Mallinckrodt PLC (j)	28,965	2,591
Par Health, Inc. (a)(j)	28,965	271
Endo, LP, Class A1 (a)(j)	192,719	135
		16,820

Utilities 1.40%
Talen Energy Corp. (j)	37,868	14,194
PG&E Corp.	18,786	302
		14,496

Energy 1.11%
Constellation Oil Services Holding SA (NDR) (j)	623,209	7,359
Ascent CNR Corp., Class A (e)(g)	62,978	2,787
Weatherford International	9,659	756
Altera Infrastructure, LP (e)	9,127	371
Mesquite Energy, Inc. (e)(j)	3,558	227
		11,500

Consumer discretionary 0.33%
Aimbridge Topco, LLC (e)(j)	46,955	3,472
NMG Parent, LLC (e)(j)	8,350	— (f)
		3,472

Financials 0.02%
Navient Corp.	20,000	260

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	22,639	94

243	American Funds Insurance Series

American High-Income Trust® (continued)
Common stocks (continued)	Shares	Value (000)

Materials 0.00%
Venator Materials PLC (e)(j)	3,232	$— (f)
Total common stocks (cost: $38,533,000)		65,736
Preferred securities 0.16%
Industrials 0.16%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(e)(j)	1,022	1,713
Total preferred securities (cost: $1,057,000)		1,713
Rights & warrants 0.02%
Communication services 0.01%
SES SA (CVR) (j)	8,182	127

Energy 0.01%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (j)	457	45
Total rights & warrants (cost: $392,000)		172
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 3.79% (k)(l)	350,884	35,092
Total short-term securities (cost: $35,085,000)		35,092
Total investment securities 98.60% (cost: $997,688,000)		1,024,071
Other assets less liabilities 1.40%		14,538
Net assets 100.00%		$1,038,609
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	69	4/6/2026	USD14,406	$(3)
5 Year U.S. Treasury Note Futures	Long	88	4/6/2026	9,619	(26)
10 Year Ultra U.S. Treasury Note Futures	Short	6	3/31/2026	(690)	2
10 Year U.S. Treasury Note Futures	Short	11	3/31/2026	(1,237)	11
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2026	(118)	2
					$(14)

American Funds Insurance Series	244

American High-Income Trust® (continued)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD26,020	$(1,988)	$(1,825)	$(163)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 3.79% (k)	$45,641	$250,972	$261,524	$— (f)	$3	$35,092	$1,878
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (e)(j)	9/26/2013	$4,331	$13,823	1.33%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)	9/29/2025	2,566	2,811	0.27
Ascent CNR Corp., Class A (e)	11/15/2016	302	2,787	0.27
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (h)(i)	9/13/2023	986	1,007	0.10
Total		$8,185	$20,428	1.97%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $655,031,000, which represented 63.07% of the net assets of the fund.

(b)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(c)	Scheduled interest and/or principal payment was not received.
(d)	Step bond; coupon rate may change at a later date.
(e)	Value determined using significant unobservable inputs.
(f)	Amount less than one thousand.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,686,000, which represented 3.92% of the net assets of the fund.

(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 12/31/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

245	American Funds Insurance Series

American High-Income Trust® (continued)

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EUR = Euros
GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	246

American Funds Mortgage Fund®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 86.53%	Principal amount (000)	Value (000)
Mortgage-backed obligations 79.28%
Federal agency mortgage-backed obligations 78.28%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	27	27
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	90	86
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	4
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	120	105
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	211	180
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	270	228
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	66	59
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	142	127
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	80	72
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	160	144
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	202	182
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	25	26
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	24	20
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	25	24
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13	12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	402	341
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	88	75
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16	13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	685	556
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	93	76
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	61	52
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	34	27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	458	389
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	122	101
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	21	21
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,322	1,130
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,432	1,176
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	332	273
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	161	130
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	165	150
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	260	221
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	30	27
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	389	330
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	353	302
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	22	19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	367	318
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	173	150

247	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	USD31	$27
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	190	165
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	75	68
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	222	199
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (a)	566	480
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	365	311
Fannie Mae Pool #BV1262 2.50% 3/1/2052 (a)	140	119
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	35
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	887	787
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (a)	10	9
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	676	547
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	1,633	1,385
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	910	770
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	448	427
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	27
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	158	146
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	934	941
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	666	541
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	92	92
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	34	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	31	32
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	410	402
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	96	96
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,100	1,048
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	59	60
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	88	92
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	71	74
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	595	596
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	195	206
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	54	57
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	47	47
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	45	46
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	227	234
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	420	372
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	681	692
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	305	315
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	185	188
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	365	376
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	768	782
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	37	38
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	10	11
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	262	274
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	73	74
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	354	373
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	22	23
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	377	393
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	185	194
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,330	1,351
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	138	141
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	127	129
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	33	34
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	122	127
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	15	16
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	228	234
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	219	227
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	42	44
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	35	36
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	20	20
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	251	262
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	150	156

American Funds Insurance Series	248

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	USD491	$507
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	141	145
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	121	125
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	94	97
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	55	57
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	36	38
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	18	18
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	6	7
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	616	647
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	383	401
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	118	123
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	106	111
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	66	70
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	189	195
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	160	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	129	132
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	58	60
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	51	53
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	27	27
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	23	24
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	16	17
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	9
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	141	148
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	105	110
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	41	43
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	480	491
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	257	263
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	193	196
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	422	437
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	165	169
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	126	131
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	100	101
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	370	381
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	24	25
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	54	54
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	47	48
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	40	41
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	185	181
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	567	582
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	177	184
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	219	208
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	230	236
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	531	539
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	95	98
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	587	610
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	313	325
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	429	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	105	108
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	288	287
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	756	777
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	148	147
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	316	325
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	15	15
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	746	776

249	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	USD500	$520
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	330	335
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	124	127
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	11	11
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	30	31
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	16	15
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	108	99
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	119	109
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	41	36
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	40	39
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	684	623
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)	175	170
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)(e)	426	430
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	135	128
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	37	35
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,398	1,183
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	260	234
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	73	64
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)	239	239
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	21	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	10	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19	19
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18	18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	34	34
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	122	111
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	659	535
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	162	133
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	171	147
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	90	73
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	285	234
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	269	221
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	197	176
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	978	828
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	65	53
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	53	46
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	686	582
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	117	109
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	17	13
Freddie Mac Pool #QD6327 3.00% 2/1/2052 (a)	465	412
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	615	578
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	665	539
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (a)	66	53
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,308	1,162
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	383	324
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	641	569
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	468	396

American Funds Insurance Series	250

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (a)	USD156	$133
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,207	1,071
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	120	97
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	832	777
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	173	170
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	529	531
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	200	203
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	215	215
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	92	94
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	303	302
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	641	669
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	29	25
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	38	38
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	106	106
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	73	73
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	80	81
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,024	1,026
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	46	47
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	254	259
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	53	55
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	48	49
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	31	32
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	747	760
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	46	47
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	32	34
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(e)	2,221	2,286
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	868	894
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	105	109
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	366	377
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	291	300
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	65	68
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	400	407
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,463	1,507
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,188	1,225
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	6	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	43	45
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	9	10
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	48	49
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	58	60
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	12	12
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	100	104
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	16	17
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	46	48
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	61	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	24	25
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	7	7
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	377	394
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	53	56
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	602	631
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	188	197
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	47	49
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	14	15
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	206	212
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	187	193
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	168	175
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	60	62
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	56	57
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	28	29

251	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	USD376	$391
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	157	164
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	62	65
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	267	273
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	225	232
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	143	147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	126	130
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	34	35
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,307	1,363
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	331	344
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	217	227
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	95	99
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	87	91
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	47	49
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	37	39
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	23	24
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	193	195
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	115	119
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	59	61
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	58	60
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	54	56
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	32	33
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	14	14
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	149	155
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	79	83
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	35	36
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	15	16
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	435	442
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	480	482
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	357	362
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	7	7
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	1,077	1,106
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	23	24
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	76	80
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	271	264
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	737	757
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	60	62
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	55	56
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	382	397
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	280	294
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	126	126
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	88	90
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	13	14
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	265	265
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	197	202
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	88	88
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	2,051	2,108
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	1,040	1,081
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	432	438
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	2,292	2,354
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,386	1,425
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	65	67
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	499	518
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	1,712	1,758
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	176	184
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	111	116

American Funds Insurance Series	252

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	USD565	$580
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	75	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	77	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	144	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	100	96
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	20	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	76	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	25	22
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	615	540
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	176	173
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (a)	290	267
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	278	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	280	258
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	240	216
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	238	232
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(f)	80	80
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	532	522
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	60	64
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	151	153
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	76	77
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	75	67
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	176	162
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	38	35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	439	423
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	80	66
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	33	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	71	59
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	302	258
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	72	62
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	472	402
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	295	254
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	64	55
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	154	133
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	126	109
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	40	34
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	47	42
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	207	179
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	56	50
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	145	138
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	77	73
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	194	196
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	49	50
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)	194	177
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (a)	101	92
Government National Mortgage Assn. Pool #AN1825 4.566% 6/20/2065 (a)	11	11
Government National Mortgage Assn. Pool #AO0461 4.605% 8/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0409 4.451% 12/20/2065 (a)	5	5
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)	47	47
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	201	150
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(f)	125	123
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(f)	674	545
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(f)	25	23
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (a)(f)	97	92

253	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(f)	USD190	$186
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(f)	1,542	1,563
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(f)	1,769	1,817
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(f)	698	725
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(f)	1,616	1,489
		98,296

Commercial mortgage-backed securities 0.61%
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(c)(d)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(c)(d)	79	79
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.35% 7/15/2042 (a)(c)(d)	200	200
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	391
		770

Collateralized mortgage-backed obligations (privately originated) 0.39%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	128	122
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	51	47
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	81	82
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	145	148
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	86	88
		487
Total mortgage-backed obligations		99,553
U.S. Treasury bonds & notes 6.22%
U.S. Treasury 6.22%
U.S. Treasury 4.375% 7/31/2026	535	538
U.S. Treasury 3.50% 10/31/2027	1,130	1,130
U.S. Treasury 4.25% 2/15/2028	460	467
U.S. Treasury 3.875% 3/15/2028	550	554
U.S. Treasury 4.125% 7/31/2028	450	457
U.S. Treasury 3.50% 10/15/2028	800	799
U.S. Treasury 4.50% 5/31/2029 (e)	1,025	1,055
U.S. Treasury 4.00% 2/28/2030	330	334
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 4.00% 6/30/2032	300	302
U.S. Treasury 4.25% 8/15/2035	230	232
U.S. Treasury 1.875% 2/15/2041	240	168
U.S. Treasury 3.25% 5/15/2042	106	89
U.S. Treasury 4.75% 2/15/2045	190	189
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	333
U.S. Treasury 4.75% 8/15/2055	640	631
U.S. Treasury 4.625% 11/15/2055	410	396
Total U.S. Treasury bonds & notes		7,811
Asset-backed obligations 1.03%
Auto loan 0.67%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(c)	1	1
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	1	1
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	22	22
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1	1
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	21	21
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)	257	266
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(c)	3	3

American Funds Insurance Series	254

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(c)		USD43	$43
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		1	1
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	102
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		383	387
			848

Student loan 0.22%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(c)		58	53
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(c)		76	70
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		86	81
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(c)(d)		72	72
			276

Other asset-backed securities 0.14%
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		89	75
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	84
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			171
Total asset-backed obligations			1,295
Total bonds, notes & other debt instruments (cost: $108,233,000)			108,659
Short-term securities 19.42%	Weighted average yield at acquisition
Commercial paper 4.81%
Exxon Asset Management Co. 3/31/2026	3.820%	1,050	1,040
Novartis Finance Corp. 1/2/2026 (c)	3.660	2,000	2,000
Victory Receivables Corp. 1/16/2026 (c)	4.000	1,000	998
Wal-Mart Stores, Inc. 1/14/2026 (c)	3.630	2,000	1,997
			6,035

Bonds & notes of governments & government agencies outside the U.S. 1.11%
Ontario (Province of) 1/23/2026	3.890	1,400	1,397

Federal agency bills & notes 13.50%
Federal Farm Credit Banks 2/20/2026	3.580	2,500	2,488
Federal Home Loan Bank 1/2/2026	3.500	3,100	3,100
Federal Home Loan Bank 1/9/2026	3.840	2,500	2,498
Federal Home Loan Bank 2/4/2026	3.590	2,000	1,994
Federal Home Loan Bank 2/6/2026	3.685	3,500	3,488

255	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 2/11/2026	3.790%	USD1,400	$1,394
Federal Home Loan Bank 3/6/2026	3.635	1,500	1,491
Federal Home Loan Bank 3/20/2026	3.565	500	496
Total short-term securities (cost: $24,378,000)			24,381
Total investment securities 105.95% (cost: $132,611,000)			133,040
Other assets less liabilities (5.95)%			(7,473)
Net assets 100.00%			$125,567
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	2	3/2/2026	USD803	$— (b)
2 Year U.S. Treasury Note Futures	Long	343	4/6/2026	71,615	(17)
5 Year U.S. Treasury Note Futures	Long	140	4/6/2026	15,303	(39)
10 Year Ultra U.S. Treasury Note Futures	Long	30	3/31/2026	3,450	(28)
10 Year U.S. Treasury Note Futures	Short	18	3/31/2026	(2,024)	18
20 Year U.S. Treasury Bond Futures	Long	15	3/31/2026	1,734	(23)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	3/31/2026	2,714	(43)
					$(132)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3615%	Annual	5/31/2030	USD520	$1	$—	$1
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	3	—	3
SOFR	Annual	3.8215%	Annual	4/23/2035	USD100	(1)	—	(1)
SOFR	Annual	3.6965%	Annual	11/5/2035	USD230	2	—	2
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,182	121	—	121
						$126	$—	$126

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,682,000, which represented 6.12% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $946,000, which represented 0.75% of the net assets of the fund.
(f)	Represents securities transacted on a TBA basis.

American Funds Insurance Series	256

American Funds Mortgage Fund® (continued)

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

257	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio December 31, 2025

Short-term securities 100.30%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 62.55%
Apple, Inc. 1/5/2026 (a)	0.210%	USD4,000	$3,998
Apple, Inc. 1/15/2026 (a)	0.315	7,500	7,489
Cabot Trail Funding, LLC. 1/14/2026 (a)	1.160	10,175	10,160
CHARTA, LLC 1/14/2026 (a)	0.449	10,000	9,985
Chevron Corp. 1/5/2026 (a)	0.201	2,200	2,199
Chevron Corp. 2/3/2026 (a)	0.544	11,400	11,361
Cisco Systems, Inc. 1/22/2026 (a)	0.854	11,900	11,873
DBS Bank, Ltd. 1/23/2026 (a)	1.522	11,500	11,473
Essilor International 1/26/2026 (a)	0.346	9,000	8,976
Linde, Inc. 1/20/2026	0.357	2,900	2,894
Linde, Inc. 2/2/2026	0.435	8,200	8,173
LVMH Moet Hennessy Louis Vuitton, Inc. 2/2/2026 (a)	1.227	11,000	10,963
Novartis Finance Corp. 1/12/2026 (a)	0.211	11,000	10,987
Oversea-Chinese Banking Corp., Ltd. 1/5/2026 (a)	0.347	5,200	5,197
Oversea-Chinese Banking Corp., Ltd. 1/26/2026 (a)	0.260	4,200	4,189
Paccar Financial Corp. 1/26/2026	0.385	10,000	9,973
Procter & Gamble Co. 3/4/2026 (a)	0.748	10,000	9,936
Prudential Funding, LLC 1/9/2026	0.311	10,000	9,991
Siemens Capital Company, LLC. 1/6/2026 (a)	1.103	7,700	7,695
Starbird Funding Corp. 3/4/2026 (a)	0.822	10,800	10,729
Victory Receivables Corp. 1/16/2026 (a)	0.994	12,000	11,980
Wal-Mart Stores, Inc. 1/14/2026 (a)	0.280	12,200	12,183
			192,404
Federal agency bills & notes 19.81%
Federal Farm Credit Banks 2/20/2026	0.526	1,000	995
Federal Home Loan Bank 1/2/2026	0.020	4,500	4,500
Federal Home Loan Bank 1/30/2026	1.143	9,600	9,573
Federal Home Loan Bank 2/6/2026	0.877	5,000	4,983
Federal Home Loan Bank 2/11/2026	0.869	2,400	2,391
Federal Home Loan Bank 2/12/2026	0.841	6,100	6,075
Federal Home Loan Bank 2/17/2026	0.739	7,500	7,466
Federal Home Loan Bank 2/25/2026	1.086	11,100	11,041
Federal Home Loan Bank 3/6/2026	0.795	4,000	3,975
Federal Home Loan Bank 3/11/2026	0.787	5,000	4,967
Federal Home Loan Bank 4/8/2026	0.962	5,000	4,953
			60,919
Bonds & notes of governments & government agencies outside the U.S. 13.50%
Alberta (Province of) 3/2/2026 (a)	0.846	9,800	9,739
Hydro-Québec 1/6/2026 (a)	0.385	11,000	10,993
KfW 1/7/2026 (a)	0.218	2,000	1,999
KfW 3/18/2026 (a)	0.762	8,000	7,939
Ontario (Province of) 1/23/2026	0.563	7,000	6,984
Ontario (Province of) 2/26/2026	0.828	3,900	3,877
			41,531

American Funds Insurance Series	258

Ultra-Short Bond Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 4.44%
U.S. Treasury 2/10/2026	0.632%	USD8,700	$8,667
U.S. Treasury 2/17/2026	0.652	5,000	4,977
			13,644
Total short-term securities (cost: $308,476,000)			308,498
Total investment securities 100.30% (cost: $308,476,000)			308,498
Other assets less liabilities (0.30)%			(921)
Net assets 100.00%			$307,577

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $192,043,000, which represented 62.44% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

259	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 86.86%	Principal amount (000)	Value (000)
Mortgage-backed obligations 43.50%
Federal agency mortgage-backed obligations 43.50%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	4	4
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	2	2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	413	409
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	968	957
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	721	683
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	297	281
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	8	8
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	9	10
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	15	15
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	22,975	20,051
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	250	257
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	126	129
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	27	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	114	117
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	14	14
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	63	65
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	5	6
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	28	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	754	784
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	51	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,360	3,191
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	42	40
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	11	10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	5	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	77	75
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,416	2,281
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	31	29
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	43	42
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	61	59
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	19	18
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	865	822
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	318	302
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	84	79
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	428	406
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	241	228
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,768	2,508
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	706	611
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	24	21
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	447	382
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	150	130
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,520	1,304
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	187	153
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,301	1,054

American Funds Insurance Series	260

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD66	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	874	723
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	559	456
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	338	289
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,334	1,080
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	827	700
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,198	3,797
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,272	1,087
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	257	218
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	149	129
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	488	414
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,207	1,025
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	550	471
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	364	308
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	972	823
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	40	33
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (a)	20	17
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (a)	1,948	1,652
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	996	856
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (a)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	633	575
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	463	375
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (a)	2,286	2,025
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,868	1,676
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	949	840
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	383	310
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	368	312
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	160	137
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	2,932	2,654
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	1,945	1,724
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	410	391
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,078	2,496
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,001	5,926
Fannie Mae Pool #CB3375 3.50% 4/1/2052 (a)	1,004	931
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (a)	783	694
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	168	149
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	549	523
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	473	383
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	98	79
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,471	2,359
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	49	49
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	44	44
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	203	165
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	3,391	2,871
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,189	2,030
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	285	288
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	46	46
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	628	619
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,032	8,048
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,185	2,587
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	912	898
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	832	817
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	7,788	7,805
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,729	4,733
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	576	587
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	526	536
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	77	79
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	207	216

261	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	USD48	$46
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	7	7
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	47	45
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,465	2,418
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,804	1,875
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,367	1,303
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	8	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	660	691
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	717	739
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	543	563
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	223	212
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	1,942	1,977
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	320	338
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	288	294
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,594	1,646
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	70	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,635	2,682
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,588	2,664
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,690	1,741
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,634	1,684
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,248	1,287
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,196	1,240
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	346	339
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,038	9,198
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,490	1,533
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	245	253
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	429	419
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	186	189
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	19,754	20,095
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	444	457
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	618	644
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	178	185
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	943	898
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	24	25
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (a)	254	236
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	23	21
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	494	502
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	136	138
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	9,288	9,680
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	721	758
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	2,899	3,018
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	445	452
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (a)	6,000	6,316
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	876	889
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	395	401
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	42	42
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,169	1,194
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	600	623
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,109	1,161
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,132	5,210
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,595	1,677
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	2,882	2,972
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	687	706
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (a)	106	109
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	3,937	4,107
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	1,677	1,743
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	6,657	6,866
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,615	3,755
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	844	867
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	144	148

American Funds Insurance Series	262

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	USD5,993	$6,273
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	1,622	1,693
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	959	1,007
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	234	240
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	217	225
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	112	115
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	101	104
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	88	92
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	84	86
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	1,648	1,730
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	1,419	1,475
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,865	1,906
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	1,350	1,387
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	91	93
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	45	46
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	4,335	4,506
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,397	1,440
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	132	125
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	199	203
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	23	23
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	2,547	2,619
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	372	384
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	783	782
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	31	32
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	2,206	2,293
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,578	1,621
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	947	978
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	26	26
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	192	198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,300	7,407
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	10,881	11,317
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	8,612	8,952
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	6,435	6,770
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	1,829	1,880
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	69	71
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	67	69
Fannie Mae Pool #MA5676 7.00% 4/1/2055 (a)	670	705
Fannie Mae Pool #DD9126 4.00% 5/1/2055 (a)	53	50
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	174	179
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)	1,377	1,451
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	662	681
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	5,053	5,256
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	3,040	3,159
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (a)	86	79
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	4,204	4,266
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	762	783
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	470	489
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	1,705	1,730
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	158	150
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,111	968
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	331	323
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	420	382
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)	941	918
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	— (b)	1; (b)
Freddie Mac Pool #1H1354 6.26% 11/1/2036 (a)(d)	29	30
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,083	1,025
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	216	223
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	446	459
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	601	521

263	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	USD8,660	$7,741
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	21	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	109	107
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	161	154
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)	202	203
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	41	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	58	55
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,483	5,288
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	39	37
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	39	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	32	30
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	24	23
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	19	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	16	16
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	11	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	686	666
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	38	37
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	32	31
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	21	20
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	12	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	63	62
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,121	4,951
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	156	156
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	74	73
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	50	49
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	16	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	123	117
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	36	34
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	290	275
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	151	143
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	23	21
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,329	1,079
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	28	24
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,136	928
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,713	1,467
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	31	25
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (a)	713	605
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	51	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,974	1,620
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	895	724
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	127	115
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	7,920	6,839
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	398	325
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	418	362
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (a)	952	806
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	104	88
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	259	224
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	121	109
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	4,455	3,606
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	2,324	1,881
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	293	237
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	7,547	7,088
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	147	137
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	327	264
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (a)	104	97
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	325	309
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	801	681

American Funds Insurance Series	264

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #8D0226 2.544% 5/1/2052 (a)(d)	USD412	$383
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,491	6,653
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (a)	1,238	1,148
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (a)	410	380
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	328	278
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	262	232
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (a)	36	34
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	2,028	1,717
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,100	2,749
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (a)	48	43
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	135	128
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	180	177
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	781	782
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	45	45
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	36	37
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	792	777
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	185	182
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	116	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	8,774	8,809
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,051	2,992
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	78	77
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	947	943
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	698	687
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,823	1,856
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	3,737	3,900
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)	663	588
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	799	813
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	744	767
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	409	422
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	79	78
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	712	725
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	457	464
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,287	3,388
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	1,519	1,568
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	213	225
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,346	1,369
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	12,863	13,257
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,429	3,532
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,797	1,852
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	748	771
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	371	386
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	336	347
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	219	227
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	186	194
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,797	1,881
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,557	1,632
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,477	1,560
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,453	1,532
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,018	1,076
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	817	860
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	494	515
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	462	493
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	15,782	16,058
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	569	580
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	16,252	16,745
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	17,343	17,848
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	670	681
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	34,942	35,984
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	1,977	2,036
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	72	75

265	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (a)	USD2,099	$1,859
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,342	4,473
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	686	671
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	2,949	2,993
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	9,504	9,972
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	32	33
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,820	1,849
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	340	355
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	157	149
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	861	875
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	3,774	3,911
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	172	177
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)	4,620	4,858
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	461	468
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	526	537
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	93	94
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	490	509
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	478	485
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	66	68
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,108	2,207
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,019	1,071
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,156	11,596
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,477	2,609
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	932	976
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	582	614
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	7,350	7,575
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	2,780	2,867
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	215	221
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	5,542	5,770
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	2,052	2,133
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	3,847	3,932
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	906	919
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	2,900	2,985
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	1,336	1,377
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	137	141
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	76	78
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	51	53
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	4,317	4,487
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,489	3,652
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	673	683
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	470	485
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	245	253
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	232	242
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	225	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	138	142
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	4,396	4,620
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,520	1,580
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	1,245	1,301
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	379	384
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,591	3,719
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	3,112	3,197
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,422	1,480
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,033	1,071
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	1,444	1,520
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,201	2,261
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	5	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	1,301	1,336

American Funds Insurance Series	266

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	USD4,423	$4,646
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	1,003	1,042
Freddie Mac Pool #QY0582 4.00% 4/1/2055 (a)	808	767
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (a)	213	216
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	378	388
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)	622	661
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	348	357
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	649	648
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	8,713	9,057
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	2,767	2,807
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,223	1,257
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	4,638	4,821
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	631	648
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	2,776	2,914
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	1,752	1,841
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (a)	526	488
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	3,332	3,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	704	622
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	283	255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,410	3,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	3,022	2,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	764	664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)	1,062	971
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	324	318
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,378	3,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	386	377
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	590	529
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	1,453	1,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	316	284
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,257	1,185
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	12,897	12,705
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,267	3,108
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	933	868
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	392
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,198	3,120
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(e)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	55	58
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	113	122
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	25	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	113	117
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	60	64
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,653	1,712
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	602	615
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	392	388
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	14	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	734	609
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	643	533
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,304	3,676
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,863	1,609
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	593	508
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,352	2,857
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	78	67
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	2,855	2,459
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,472	1,273
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	896	774
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	707	606
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	224	202
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	827	714

267	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	USD176	$158
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,004	1,847
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	620	568
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,811	3,522
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	291	277
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	401	382
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	199	190
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	50	50
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,091	4,008
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,634	2,581
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,116	1,091
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,323	4,109
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,352	1,319
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	484	490
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	989	999
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	343	346
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)	928	845
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (a)	484	440
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	418	312
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(e)	1,115	1,033
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(e)	920	908
Uniform Mortgage-Backed Security 5.00% 1/1/2041 (a)(e)	780	790
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)	16,198	13,097
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)	119	110
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(e)	1,999	1,951
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(e)	6,284	6,373
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(e)	18,724	19,228
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(e)	6,031	6,268
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(e)	7,168	6,605
Total mortgage-backed obligations		816,712
U.S. Treasury bonds & notes 40.76%
U.S. Treasury 36.84%
U.S. Treasury 4.25% 1/31/2026	5,535	5,536
U.S. Treasury 4.625% 2/28/2026	9,375	9,388
U.S. Treasury 4.625% 3/15/2026	11,050	11,072
U.S. Treasury 4.50% 3/31/2026	1,435	1,438
U.S. Treasury 4.875% 4/30/2026	35,525	35,676
U.S. Treasury 0.875% 6/30/2026	2,065	2,038
U.S. Treasury 4.50% 7/15/2026	10,366	10,422
U.S. Treasury 4.375% 7/31/2026	25,795	25,919
U.S. Treasury 4.625% 9/15/2026	10,209	10,285
U.S. Treasury 3.50% 9/30/2026	11,100	11,094
U.S. Treasury 3.875% 3/31/2027	23,000	23,100
U.S. Treasury 4.50% 4/15/2027	30,000	30,371
U.S. Treasury 0.50% 4/30/2027	1,250	1,202
U.S. Treasury 2.625% 5/31/2027	2,290	2,263
U.S. Treasury 3.75% 6/30/2027	33,220	33,348
U.S. Treasury 3.875% 7/31/2027	10,000	10,059
U.S. Treasury 3.75% 8/15/2027	5,043	5,064
U.S. Treasury 3.625% 8/31/2027	2,945	2,951
U.S. Treasury 3.375% 11/30/2027	600	599
U.S. Treasury 4.25% 2/15/2028 (f)	48,655	49,404
U.S. Treasury 3.625% 5/31/2028	14,850	14,890
U.S. Treasury 1.25% 6/30/2028	3,325	3,147
U.S. Treasury 4.00% 6/30/2028	6,907	6,988
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,950
U.S. Treasury 3.50% 11/15/2028	410	410

American Funds Insurance Series	268

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.625% 2/15/2029	USD3,270	$3,180
U.S. Treasury 4.50% 5/31/2029	825	849
U.S. Treasury 2.625% 7/31/2029	9,309	9,006
U.S. Treasury 4.00% 7/31/2029	15,070	15,268
U.S. Treasury 4.125% 10/31/2029	4,800	4,883
U.S. Treasury 4.125% 11/30/2029	10,200	10,377
U.S. Treasury 4.375% 12/31/2029	23,475	24,106
U.S. Treasury 4.00% 2/28/2030	11,270	11,415
U.S. Treasury 4.00% 3/31/2030	15,000	15,193
U.S. Treasury 3.75% 6/30/2030	17,030	17,075
U.S. Treasury 3.875% 6/30/2030	6,000	6,046
U.S. Treasury 4.00% 7/31/2030	1,185	1,200
U.S. Treasury 4.625% 9/30/2030	1,290	1,341
U.S. Treasury 4.875% 10/31/2030	625	657
U.S. Treasury 3.50% 11/30/2030	505	500
U.S. Treasury 4.25% 6/30/2031	9,625	9,847
U.S. Treasury 4.125% 11/30/2031	3,240	3,290
U.S. Treasury 4.125% 2/29/2032	9,305	9,440
U.S. Treasury 4.125% 3/31/2032	3,000	3,043
U.S. Treasury 4.125% 5/31/2032	10,295	10,435
U.S. Treasury 4.00% 6/30/2032	16,910	17,018
U.S. Treasury 2.75% 8/15/2032	8,095	7,550
U.S. Treasury 3.75% 11/30/2032	4,075	4,030
U.S. Treasury 3.875% 8/15/2033	3,180	3,156
U.S. Treasury 4.375% 5/15/2034	1,687	1,726
U.S. Treasury 3.875% 8/15/2034	1,970	1,941
U.S. Treasury 4.25% 11/15/2034	1,790	1,810
U.S. Treasury 4.625% 2/15/2035	5,000	5,194
U.S. Treasury 4.25% 5/15/2035	1,800	1,816
U.S. Treasury 4.25% 8/15/2035	5,315	5,357
U.S. Treasury 4.00% 11/15/2035	285	281
U.S. Treasury 4.50% 8/15/2039	13,655	13,699
U.S. Treasury 4.625% 2/15/2040	90	91
U.S. Treasury, interest only, 0% 11/15/2040	1,110	545
U.S. Treasury 1.375% 11/15/2040	1,945	1,265
U.S. Treasury 3.875% 5/15/2043	820	737
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,663
U.S. Treasury 4.125% 8/15/2044	11,760	10,810
U.S. Treasury 2.50% 2/15/2045	4,850	3,441
U.S. Treasury 5.00% 5/15/2045	8,955	9,207
U.S. Treasury 4.625% 11/15/2045	180	176
U.S. Treasury 2.50% 2/15/2046	3,900	2,720
U.S. Treasury 2.50% 5/15/2046	1,585	1,101
U.S. Treasury 2.875% 11/15/2046	2,700	1,997
U.S. Treasury 3.00% 8/15/2048	750	556
U.S. Treasury 2.375% 11/15/2049	1,435	924
U.S. Treasury 1.25% 5/15/2050	14,825	7,117
U.S. Treasury 1.375% 8/15/2050	4,330	2,135
U.S. Treasury 1.625% 11/15/2050	35,205	18,533
U.S. Treasury 1.875% 2/15/2051	5,892	3,301
U.S. Treasury 2.375% 5/15/2051	6,280	3,968
U.S. Treasury 2.00% 8/15/2051	5,226	3,001
U.S. Treasury 1.875% 11/15/2051	3,164	1,754
U.S. Treasury 3.00% 8/15/2052	895	643
U.S. Treasury 4.00% 11/15/2052	1,849	1,607
U.S. Treasury 4.75% 11/15/2053	205	202
U.S. Treasury 4.25% 2/15/2054	11,130	10,086
U.S. Treasury 4.625% 5/15/2054	3,165	3,054
U.S. Treasury 4.25% 8/15/2054	50	45

269	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 2/15/2055		USD7,370	$7,115
U.S. Treasury 4.75% 8/15/2055 (f)		27,230	26,830
U.S. Treasury 4.625% 11/15/2055		19,425	18,754
			691,669

U.S. Treasury inflation-protected securities 3.92%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)		9,620	9,533
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)		2,960	2,907
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)		37,322	37,704
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)		1,093	1,014
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)		3,399	3,107
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)		7,377	7,411
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)		141	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (g)		1,506	1,173
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)		1,756	1,308
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)		323	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)		368	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)		144	78
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)		456	410
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)		8,752	8,308
			73,536
Total U.S. Treasury bonds & notes			765,205
Federal agency bonds & notes 2.60%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		46	46
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,462
Federal Home Loan Bank 5.50% 7/15/2036		300	329
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,258
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,840
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,966
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,525
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,811
Tennessee Valley Authority 5.88% 4/1/2036		875	980
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	223
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		660	639
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		645	657
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,188
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,131
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,029
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,987
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,726
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,998
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,056
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,545
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	308
			48,704
Total bonds, notes & other debt instruments (cost: $1,653,043,000)			1,630,621
Short-term securities 15.36%	Weighted average yield at acquisition
Commercial paper 8.81%
Apple, Inc. 1/15/2026 (c)	3.650%	15,000	14,977
CAFCO, LLC 1/14/2026 (c)	4.040	10,000	9,985

American Funds Insurance Series	270

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Chevron Corp. 2/3/2026 (c)	3.760%	USD12,300	$12,258
Desjardins Group 2/27/2026 (c)	3.750	12,500	12,425
Exxon Asset Management Co. 3/31/2026	3.820	19,510	19,332
Linde, Inc. 1/20/2026	3.660	9,400	9,381
Novartis Finance Corp. 1/2/2026 (c)	3.660	10,000	9,998
Oversea-Chinese Banking Corp., Ltd. 1/26/2026 (c)	3.740	7,000	6,981
Procter & Gamble Co. 1/23/2026 (c)	3.900	10,000	9,977
Procter & Gamble Co. 3/4/2026 (c)	3.750	10,000	9,936
Prudential Funding, LLC 1/9/2026	3.700	20,000	19,982
TOTAL Holdings USA, Inc. 1/5/2026 (c)	3.715	15,000	14,992
Wal-Mart Stores, Inc. 1/14/2026 (c)	3.630	15,200	15,178
			165,402

Bonds & notes of governments & government agencies outside the U.S. 2.58%
Alberta (Province of) 2/12/2026 (c)	3.770	10,100	10,056
KfW 1/7/2026 (c)	3.700	13,000	12,991
Ontario (Province of) 2/6/2026	3.770	25,600	25,501
			48,548

Federal agency bills & notes 3.97%
Federal Farm Credit Banks 2/20/2026	3.580	30,500	30,353
Federal Home Loan Bank 1/2/2026	3.500	14,364	14,364
Federal Home Loan Bank 1/23/2026	3.842	11,960	11,935
Federal Home Loan Bank 2/25/2026	3.725	17,900	17,805
Total short-term securities (cost: $288,397,000)			288,407
Options purchased (equity style) 0.01%
Options purchased (equity style)*			242
Total options purchased (equity style) (cost: $330,000)			242
Total investment securities 102.23% (cost: $1,941,770,000)			1,919,270
Total options written (equity style) † 0.00% (premium received: $102,000)			(81)
Other assets less liabilities (2.23)%			(41,841)
Net assets 100.00%			$1,877,348
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	2,426	3/13/2026	USD96.63	USD606,500	$242

271	American Funds Insurance Series

U.S. Government Securities Fund (continued)
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	1,444	3/13/2026	USD96.81	USD(361,000)	$(81)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	18	2/2/2026	USD7,228	$1
30 Day Federal Funds Futures	Long	443	3/2/2026	177,962	(25)
3 Month SOFR Futures	Long	3	6/17/2026	724	(4)
3 Month SOFR Futures	Long	26	9/16/2026	6,285	(6)
2 Year U.S. Treasury Note Futures	Long	5,852	4/6/2026	1,221,834	(293)
5 Year U.S. Treasury Note Futures	Long	2,936	4/6/2026	320,918	(856)
10 Year Ultra U.S. Treasury Note Futures	Short	253	3/31/2026	(29,099)	169
10 Year U.S. Treasury Note Futures	Short	1,099	3/31/2026	(123,569)	907
20 Year U.S. Treasury Bond Futures	Long	186	3/31/2026	21,500	(257)
30 Year Ultra U.S. Treasury Bond Futures	Long	447	3/31/2026	52,746	(850)
					$(1,214)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	$1	$—	$1
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	1	—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— (b)	—	— (b)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	6	—	6
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	3	—	3
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	2	—	2
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	1	—	1
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	1	—	1
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	34	—	34
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	34	—	34
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	89	—	89
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	46	—	46
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	116	—	116
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	103	—	103
4.659%	Annual	SOFR	Annual	5/17/2026	USD45,400	159	—	159
SOFR	Annual	4.528%	Annual	6/18/2026	USD2,700	(10)	—	(10)

American Funds Insurance Series	272

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.12%	At maturity	12/22/2026	USD5,735	$8	$—	$8
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	16	—	16
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	15	—	15
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	8	—	8
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(467)	—	(467)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	95	—	95
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	47	—	47
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	361	—	361
SOFR	Annual	3.2465%	Annual	9/15/2027	USD16,600	19	—	19
SOFR	Annual	3.249%	Annual	9/15/2027	USD16,690	19	—	19
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	36	—	36
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	38	—	38
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	143	—	143
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	5,455	—	5,455
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(25)	—	(25)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(15)	—	(15)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(7)	—	(7)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(8)	—	(8)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(8)	—	(8)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(31)	—	(31)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(14)	—	(14)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(17)	—	(17)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(25)	—	(25)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(21)	—	(21)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(17)	—	(17)
SOFR	Annual	3.3615%	Annual	5/31/2030	USD15,320	38	—	38
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(132)	—	(132)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	1,909	—	1,909
3.488%	Annual	SOFR	Annual	6/17/2031	USD6,316	1	—	1
3.43574%	Annual	SOFR	Annual	6/17/2031	USD7,364	(16)	—	(16)
SOFR	Annual	3.326%	Annual	9/19/2032	USD10,880	172	—	172
SOFR	Annual	3.4225%	Annual	9/22/2032	USD10,938	110	—	110
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(11)	—	(11)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(29)	—	(29)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	28	—	28
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	24	—	24
SOFR	Annual	3.7175%	Annual	8/8/2035	USD1,180	6	—	6
SOFR	Annual	3.6965%	Annual	11/5/2035	USD2,870	23	—	23
SOFR	Annual	3.79168%	Annual	6/17/2036	USD8,076	33	—	33
SOFR	Annual	3.801%	Annual	6/17/2036	USD6,989	23	—	23
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,118	—	1,118
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,298)	—	(1,298)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(393)	—	(393)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(372)	—	(372)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	236	—	236
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	640	—	640
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	117	—	117
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	112	—	112
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	268	—	268
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	266	—	266

273	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	$159	$—	$159
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	150	—	150
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	144	—	144
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	142	—	142
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	144	—	144
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	163	—	163
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	297	—	297
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	162	—	162
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	141	—	141
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	168	—	168
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,019	169	—	169
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	492	—	492
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	473	—	473
4.13862%	Annual	SOFR	Annual	6/17/2056	USD1,957	(12)	—	(12)
4.097%	Annual	SOFR	Annual	6/17/2056	USD1,702	(23)	—	(23)
						$11,931	$—	$11,931

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $140,672,000, which represented 7.49% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,083,000, which represented 0.86% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	274

Managed Risk Growth Fund
Investment portfolio December 31, 2025

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,046,065	$429,678
Total growth funds (cost: $297,224,000)		429,678
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,324,267	50,687
Total fixed income funds (cost: $50,772,000)		50,687
Short-term securities 4.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	23,417,711	23,418
Total short-term securities (cost: $23,418,000)		23,418
Options purchased (equity style) 0.27%
Options purchased (equity style)*		1,328
Total options purchased (cost: $4,348,000)		1,328
Total investment securities 99.91% (cost: $375,762,000)		505,111
Other assets less liabilities 0.09%		468
Net assets 100.00%		$505,579
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	90	USD61,610	USD4,250.00	3/20/2026	$31
S&P 500 Index	415	284,088	4,275.00	3/20/2026	146
S&P 500 Index	10	6,846	4,375.00	3/20/2026	4
S&P 500 Index	25	17,114	4,500.00	3/20/2026	11
S&P 500 Index	25	17,114	4,650.00	3/20/2026	14
S&P 500 Index	15	10,268	4,750.00	3/20/2026	9
S&P 500 Index	10	6,846	4,775.00	3/20/2026	6
S&P 500 Index	20	13,691	4,825.00	3/20/2026	13
S&P 500 Index	25	17,114	4,850.00	3/20/2026	17
S&P 500 Index	20	13,691	4,900.00	3/20/2026	14
S&P 500 Index	10	6,846	4,625.00	6/18/2026	22
S&P 500 Index	325	222,479	4,700.00	6/18/2026	715
S&P 500 Index	10	6,846	4,750.00	6/18/2026	24
S&P 500 Index	75	51,341	4,825.00	6/18/2026	181
S&P 500 Index	20	13,691	4,850.00	6/18/2026	49
S&P 500 Index	10	6,846	5,000.00	6/18/2026	29
S&P 500 Index	10	6,846	4,775.00	9/18/2026	43
					$1,328

275	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	46	3/20/2026	USD15,853	$8
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$116,262	$180,830	$70,206	$(21,522)	$429,678	$1,046	$34,295
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	41,135	44,622	15	1,373	50,687	2,246	—
Total 95.01%				$70,221	$(20,149)	$480,365	$3,292	$34,295

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	276

Managed Risk International Fund
Investment portfolio December 31, 2025

Growth funds 85.00%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,316,673	$96,391
Total growth funds (cost: $68,990,000)		96,391
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,669	11,335
Total fixed income funds (cost: $11,379,000)		11,335
Short-term securities 4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	5,428,105	5,428
Total short-term securities (cost: $5,428,000)		5,428
Options purchased (equity style) 0.23%
Options purchased (equity style)*		267
Total options purchased (cost: $774,000)		267
Total investment securities 100.01% (cost: $86,571,000)		113,421
Other assets less liabilities (0.01)%		(17)
Net assets 100.00%		$113,404
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
iShares MSCI EAFE ETF	250	USD2,401	USD65.00	3/20/2026	$2
iShares MSCI EAFE ETF	4,900	47,055	70.00	3/20/2026	47
iShares MSCI EAFE ETF	2,600	24,968	72.00	3/20/2026	51
iShares MSCI EAFE ETF	125	1,200	74.00	3/20/2026	2
iShares MSCI EAFE ETF	300	2,881	75.00	3/20/2026	4
iShares MSCI EAFE ETF	200	1,921	76.00	3/20/2026	3
iShares MSCI EAFE ETF	2,425	23,287	70.00	6/18/2026	137
iShares MSCI EAFE ETF	450	4,321	75.00	6/18/2026	21
					$267
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
MSCI EAFE Index Futures	Long	21	3/20/2026	USD3,047	$13

277	American Funds Insurance Series

Managed Risk International Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.00%
American Funds Insurance Series – International Fund, Class 1	$96,701	$11,326	$33,601	$6,644	$15,321	$96,391	$1,416	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	6,653	7,132	89	253	11,335	495	—
Total 94.99%				$6,733	$15,574	$107,726	$1,911	$—

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	278

Managed Risk Washington Mutual Investors Fund
Investment portfolio December 31, 2025

Growth-and-income funds 85.06%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,745,796	$268,079
Total growth-and-income funds (cost: $198,932,000)		268,079
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,186,969	31,551
Total fixed income funds (cost: $31,563,000)		31,551
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	14,703,653	14,704
Total short-term securities (cost: $14,704,000)		14,704
Options purchased (equity style) 0.20%
Options purchased (equity style)*		647
Total options purchased (cost: $2,471,000)		647
Total investment securities 99.94% (cost: $247,670,000)		314,981
Other assets less liabilities 0.06%		191
Net assets 100.00%		$315,172
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	15	USD10,268	USD4,175.00	3/20/2026	$5
S&P 500 Index	125	85,569	4,275.00	3/20/2026	44
S&P 500 Index	15	10,268	4,375.00	3/20/2026	6
S&P 500 Index	20	13,691	4,500.00	3/20/2026	9
S&P 500 Index	270	184,828	4,625.00	3/20/2026	135
S&P 500 Index	15	10,268	4,650.00	3/20/2026	8
S&P 500 Index	15	10,268	4,850.00	3/20/2026	10
S&P 500 Index	10	6,846	4,900.00	3/20/2026	7
S&P 500 Index	10	6,846	4,650.00	6/18/2026	22
S&P 500 Index	100	68,455	4,700.00	6/18/2026	220
S&P 500 Index	35	23,959	4,825.00	6/18/2026	85
S&P 500 Index	10	6,846	4,850.00	6/18/2026	24
S&P 500 Index	10	6,846	5,000.00	6/18/2026	29
S&P 500 Index	10	6,846	4,775.00	9/18/2026	43
					$647

279	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	24	3/20/2026	USD8,271	$1
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.06%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$49,141	$75,666	$17,364	$4,134	$268,079	$4,236	$17,905
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	16,239	18,298	(161)	1,247	31,551	1,405	—
Total 95.07%				$17,203	$5,381	$299,630	$5,641	$17,905

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	280

Managed Risk Growth-Income Fund
Investment portfolio December 31, 2025

Growth-and-income funds 79.67%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,608,461	$1,666,731
Total growth-and-income funds (cost: $1,348,887,000)		1,666,731
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	32,944,468	313,631
Total fixed income funds (cost: $313,629,000)		313,631
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	100,972,696	100,973
Total short-term securities (cost: $100,973,000)		100,973
Options purchased (equity style) 0.34%
Options purchased (equity style)*		7,071
Total options purchased (cost: $27,268,000)		7,071
Total investment securities 99.82% (cost: $1,790,757,000)		2,088,406
Other assets less liabilities 0.18%		3,734
Net assets 100.00%		$2,092,140
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	80	USD54,764	USD4,175.00	3/20/2026	$27
S&P 500 Index	1,830	1,252,727	4,275.00	3/20/2026	646
S&P 500 Index	205	140,333	4,375.00	3/20/2026	86
S&P 500 Index	40	27,382	4,425.00	3/20/2026	17
S&P 500 Index	95	65,032	4,500.00	3/20/2026	42
S&P 500 Index	50	34,228	4,525.00	3/20/2026	25
S&P 500 Index	2,480	1,697,684	4,625.00	3/20/2026	1,240
S&P 500 Index	165	112,951	4,650.00	3/20/2026	91
S&P 500 Index	40	27,382	4,825.00	3/20/2026	26
S&P 500 Index	150	102,683	4,850.00	3/20/2026	103
S&P 500 Index	95	65,032	4,900.00	3/20/2026	65
S&P 500 Index	90	61,610	4,625.00	6/18/2026	193
S&P 500 Index	85	58,187	4,650.00	6/18/2026	187
S&P 500 Index	1,110	759,851	4,700.00	6/18/2026	2,442
S&P 500 Index	65	44,496	4,750.00	6/18/2026	155
S&P 500 Index	390	266,975	4,825.00	6/18/2026	944
S&P 500 Index	140	95,837	4,850.00	6/18/2026	343
S&P 500 Index	40	27,382	5,000.00	6/18/2026	118
S&P 500 Index	75	51,341	4,775.00	9/18/2026	321
					$7,071

281	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	255	3/20/2026	USD87,879	$46
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.67%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$440,767	$500,363	$102,594	$(113,173)	$1,666,731	$18,415	$278,792
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	143,011	164,543	624	8,856	313,631	13,851	—
Total 94.66%				$103,218	$(104,317)	$1,980,362	$32,266	$278,792

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	282

Managed Risk Asset Allocation Fund
Investment portfolio December 31, 2025

Asset allocation funds 95.20%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	51,064,459	$1,404,783
Total asset allocation funds (cost: $1,177,798,000)		1,404,783
Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	70,445,349	70,445
Total short-term securities (cost: $70,445,000)		70,445
Options purchased (equity style) 0.08%
Options purchased (equity style)*		1,217
Total options purchased (cost: $3,674,000)		1,217
Total investment securities 100.05% (cost: $1,251,917,000)		1,476,445
Other assets less liabilities (0.05)%		(743)
Net assets 100.00%		$1,475,702
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	385	USD263,552	USD4,275.00	3/20/2026	$136
S&P 500 Index	40	27,382	4,375.00	3/20/2026	17
S&P 500 Index	15	10,268	4,850.00	3/20/2026	10
S&P 500 Index	20	13,691	4,900.00	3/20/2026	14
S&P 500 Index	45	30,805	4,650.00	6/18/2026	99
S&P 500 Index	340	232,747	4,700.00	6/18/2026	748
S&P 500 Index	20	13,691	4,750.00	6/18/2026	48
S&P 500 Index	60	41,073	4,825.00	6/18/2026	145
					$1,217
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	41	3/20/2026	USD14,130	$8

283	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.20%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$267,997	$889,458	$39,013	$63,753	$1,404,783	$32,501	$127,660

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements
Statements of assets and liabilities at December 31, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,852,855	$2,958,933	$53,450,984	$7,375,128	$4,007,822
Affiliated issuers	288,884	99,500	1,303,602	122,775	60,900
Cash	567	60	709	35	673
Cash collateral received for securities on loan	1	7,659	2,331	2,919	660
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	524	493	485	1,008	364
Unrealized appreciation on open forward currency contracts	—	—	—	—	80
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	369	—	2,909	2,947
Sales of fund’s shares	1,608	193	20,679	1,289	1,335
Dividends and interest	11,224	3,053	17,315	17,842	8,768
Variation margin on futures contracts	—	—	—	—	5
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	12	119	55	37	1
Other	476	869	65	1,967	1,037
	9,156,151	3,071,248	54,796,225	7,525,909	4,084,592
Liabilities:
Collateral for securities on loan	1,099	76,585	29,093	29,195	6,603
Unrealized depreciation on open forward currency contracts	—	—	—	—	78
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,119	20,443	6,814	631	4,143
Repurchases of fund’s shares	12,524	2,529	54,104	12,427	4,600
Investment advisory services	2,898	1,513	13,966	3,010	1,721
Insurance administrative fees	783	255	4,640	360	616
Services provided by related parties	1,269	541	7,457	1,050	496
Trustees’ deferred compensation	140	73	784	206	64
Variation margin on futures contracts	—	—	—	—	4
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	4,865	—	487	26,882	—
Other	108	15,506	98	168	18,899
	24,805	117,445	117,443	73,929	37,224
Commitments and contingencies*
Net assets at December 31, 2025	$9,131,346	$2,953,803	$54,678,782	$7,451,980	$4,047,368
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,669,963	$1,914,050	$18,377,552	$4,482,586	$2,226,544
Total distributable earnings (accumulated loss)	4,461,383	1,039,753	36,301,230	2,969,394	1,820,824
Net assets at December 31, 2025	$9,131,346	$2,953,803	$54,678,782	$7,451,980	$4,047,368
Investment securities on loan, at value	$4	$77,998	$22,741	$32,814	$8,183
Investment securities, at cost
Unaffiliated issuers	5,567,435	2,237,741	21,947,122	4,929,779	2,464,149
Affiliated issuers	288,846	99,493	1,303,348	122,756	60,891
Cash denominated in currencies other than U.S. dollars, at cost	524	493	485	1,004	364
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,684,406	$97,802	$2,056,244	$42,116,707	$398,386
Affiliated issuers	272,530	2,963	26,204	1,493,802	5,441
Cash	865	75	332	289	57
Cash collateral received for securities on loan	86	94	101	—	85
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	268	1,525	81
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	14,157	139	4,104	39,606	1,066
Sales of fund’s shares	4,976	15	505	7,670	270
Dividends and interest	15,199	67	4,247	38,254	1,344
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	2	1	2	63	1
Other	1	—	218	284	50
	11,992,226	101,156	2,092,225	43,698,200	406,781
Liabilities:
Collateral for securities on loan	863	940	1,007	—	848
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	2,561	445	346	18,633	56
Repurchases of fund’s shares	9,217	93	2,063	34,095	577
Investment advisory services	2,288	39	664	9,209	163
Insurance administrative fees	1,448	4	226	2,056	125
Services provided by related parties	1,458	9	360	4,862	86
Trustees’ deferred compensation	176	—	37	782	15
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	—	—	—	1,192	286
Other	159	—	813	60	10
	18,170	1,530	5,516	70,889	2,166
Commitments and contingencies*
Net assets at December 31, 2025	$11,974,056	$99,626	$2,086,709	$43,627,311	$404,615
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,329,907	$96,908	$1,027,159	$19,543,567	$280,952
Total distributable earnings (accumulated loss)	5,644,149	2,718	1,059,550	24,083,744	123,663
Net assets at December 31, 2025	$11,974,056	$99,626	$2,086,709	$43,627,311	$404,615
Investment securities on loan, at value	$842	$914	$987	$—	$893
Investment securities, at cost
Unaffiliated issuers	7,123,077	94,143	1,176,146	21,385,651	268,828
Affiliated issuers	272,473	2,962	26,199	1,435,195	5,440
Cash denominated in currencies other than U.S. dollars, at cost	4	—	268	1,525	81
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,550,384	$25,894,359	$419,047	$10,789,267	$1,345,676
Affiliated issuers	119,513	1,851,572	32,007	624,236	136,894
Cash	338	3,883	241	1,674	425
Cash collateral received for securities on loan	1,157	2,069	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	175	2	92	3	9
Unrealized appreciation on open forward currency contracts	—	—	229	386	2,812
Bilateral swaps, at value	—	—	38	2,015	136
Unrealized appreciation on unfunded commitments*	—	3	—	—	—
Receivables for:
Sales of investments	2,897	251,377	1,442	55,805	9,996
Sales of fund’s shares	582	3,662	129	5,946	534
Dividends and interest	5,640	79,619	2,033	83,388	15,248
Variation margin on futures contracts	12	347	14	507	219
Variation margin on centrally cleared swap contracts	17	1,189	18	1,920	301
Variation margin on options (futures style)	—	—	1	—	7
Securities lending income	8	78	— †	—	—
Other	137	808	36	22	141
	1,680,860	28,088,968	455,327	11,565,169	1,512,398
Liabilities:
Collateral for securities on loan	11,565	20,974	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	281	420	1,842
Bilateral swaps, at value	—	—	44	3,943	2,695
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	5,451	345,093	3,655	184,956	25,455
Repurchases of fund’s shares	1,782	30,592	278	11,524	1,109
Investment advisory services	319	6,211	163	1,951	541
Insurance administrative fees	488	4,502	126	1,059	68
Services provided by related parties	208	3,158	84	1,171	218
Trustees’ deferred compensation	18	482	7	199	34
Variation margin on futures contracts	101	2,093	28	3,584	382
Variation margin on centrally cleared swap contracts	1	48	5	350	154
Non-U.S. taxes	539	—	185	— †	68
Other	12	775	4	(14)	62
	20,484	413,928	4,860	209,143	32,628
Commitments and contingencies*
Net assets at December 31, 2025	$1,660,376	$27,675,040	$450,467	$11,356,026	$1,479,770
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,167,067	$16,736,971	$339,716	$12,855,120	$1,705,259
Total distributable earnings (accumulated loss)	493,309	10,938,069	110,751	(1,499,094)	(225,489)
Net assets at December 31, 2025	$1,660,376	$27,675,040	$450,467	$11,356,026	$1,479,770
Investment securities on loan, at value	$11,011	$19,953	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,124,145	17,944,427	335,829	10,859,512	1,379,551
Affiliated issuers	122,247	1,869,376	31,719	624,125	135,130
Cash denominated in currencies other than U.S. dollars, at cost	175	2	91	1	9
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$988,979	$133,040	$308,498	$1,919,270	$24,746
Affiliated issuers	35,092	—	—	—	480,365
Cash	846	152	101	2,915	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	220	—	—	—	1,030
Cash collateral pledged for swap contracts	1,311	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	—
Receivables for:
Sales of investments	104	7,819	—	40,517	993
Sales of fund’s shares	433	167	89	2,376	—
Dividends and interest	16,339	474	—	10,972	82
Variation margin on futures contracts	4	4	—	271	207
Variation margin on centrally cleared swap contracts	13	8	—	562	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	3	—	—	—	—
	1,043,345	141,664	308,688	1,976,883	507,423
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	81	—
Payables for:
Purchases of investments	2,414	15,929	—	94,081	—
Repurchases of fund’s shares	1,678	16	930	3,012	1,044
Investment advisory services	250	24	68	342	43
Insurance administrative fees	147	41	35	341	321
Services provided by related parties	191	25	66	328	103
Trustees’ deferred compensation	34	4	12	51	7
Variation margin on futures contracts	15	58	—	978	326
Variation margin on centrally cleared swap contracts	6	— †	—	320	—
Non-U.S. taxes	—	—	—	—	—
Other	1	— †	— †	1	—
	4,736	16,097	1,111	99,535	1,844
Commitments and contingencies*
Net assets at December 31, 2025	$1,038,609	$125,567	$307,577	$1,877,348	$505,579
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,332,439	$136,386	$305,626	$2,132,934	$389,009
Total distributable earnings (accumulated loss)	(293,830)	(10,819)	1,951	(255,586)	116,570
Net assets at December 31, 2025	$1,038,609	$125,567	$307,577	$1,877,348	$505,579
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	962,603	132,611	308,476	1,941,770	27,766
Affiliated issuers	35,085	—	—	—	347,996
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—
Premiums received on options written	—	—	—	102	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,695	$15,351	$108,044	$71,662
Affiliated issuers	107,726	299,630	1,980,362	1,404,783
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	92	537	5,713	918
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	79	760	1,611	4,751
Sales of fund’s shares	—	5	139	227
Dividends and interest	19	52	353	250
Variation margin on futures contracts	231	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	113,842	316,335	2,096,222	1,482,591
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	83	805	1,835	5,228
Investment advisory services	9	27	179	126
Insurance administrative fees	72	199	1,324	1,074
Services provided by related parties	24	65	54	314
Trustees’ deferred compensation	2	5	30	41
Variation margin on futures contracts	248	62	660	106
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	438	1,163	4,082	6,889
Commitments and contingencies*
Net assets at December 31, 2025	$113,404	$315,172	$2,092,140	$1,475,702
Net assets consist of:
Capital paid in on shares of beneficial interest	$126,483	$268,118	$1,532,154	$1,152,802
Total distributable earnings (accumulated loss)	(13,079)	47,054	559,986	322,900
Net assets at December 31, 2025	$113,404	$315,172	$2,092,140	$1,475,702
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	6,202	17,175	128,241	74,119
Affiliated issuers	80,369	230,495	1,662,516	1,177,798
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,114,734	$784,210	$25,167,887	$3,364,413	$2,103,702
	Shares outstanding	106,085	38,604	178,424	150,645	64,791
	Net asset value per share	$38.79	$20.31	$141.06	$22.33	$32.47
Class 1A:	Net assets	$65,911	$6,412	$458,187	$16,600	$31,750
	Shares outstanding	1,713	321	3,292	748	984
	Net asset value per share	$38.47	$19.99	$139.18	$22.20	$32.25
Class 2:	Net assets	$3,725,188	$1,756,619	$21,575,396	$3,480,776	$940,783
	Shares outstanding	97,736	92,263	155,446	156,678	29,375
	Net asset value per share	$38.11	$19.04	$138.80	$22.22	$32.03
Class 3:	Net assets			$293,095	$16,386
	Shares outstanding	Not applicable	Not applicable	2,055	731	Not applicable
	Net asset value per share			$142.60	$22.41
Class 4:	Net assets	$1,225,513	$406,562	$7,184,217	$573,805	$971,133
	Shares outstanding	32,637	21,428	53,458	26,284	30,626
	Net asset value per share	$37.55	$18.97	$134.39	$21.83	$31.71

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,434,903	$88,135	$621,489	$25,779,841	$34,897
	Shares outstanding	353,902	7,861	33,710	380,653	2,587
	Net asset value per share	$18.18	$11.21	$18.44	$67.73	$13.49
Class 1A:	Net assets	$37,706	$11	$11,968	$54,369	$9,107
	Shares outstanding	2,085	1	654	810	696
	Net asset value per share	$18.09	$11.21	$18.31	$67.11	$13.09
Class 2:	Net assets	$3,148,146	$11	$1,090,396	$14,357,484	$171,727
	Shares outstanding	176,947	1	59,340	216,610	13,110
	Net asset value per share	$17.79	$11.21	$18.38	$66.28	$13.10
Class 3:	Net assets				$162,563
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,394	Not applicable
	Net asset value per share				$67.91
Class 4:	Net assets	$2,353,301	$11,469	$362,856	$3,273,054	$188,884
	Shares outstanding	134,090	1,022	20,329	50,535	14,678
	Net asset value per share	$17.55	$11.22	$17.85	$64.77	$12.87

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	290

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$840,977	$15,918,554	$96,748	$6,909,118	$610,786
	Shares outstanding	58,024	578,698	6,712	725,503	59,749
	Net asset value per share	$14.49	$27.51	$14.41	$9.52	$10.22
Class 1A:	Net assets	$15,288	$55,856	$4,557	$296,525	$29,723
	Shares outstanding	1,056	2,045	318	31,383	2,935
	Net asset value per share	$14.48	$27.31	$14.31	$9.45	$10.13
Class 2:	Net assets	$22,737	$4,401,467	$147,446	$2,723,868	$758,385
	Shares outstanding	1,570	162,734	10,287	290,775	75,051
	Net asset value per share	$14.48	$27.05	$14.33	$9.37	$10.10
Class 3:	Net assets		$35,405
	Shares outstanding	Not applicable	1,285	Not applicable	Not applicable	Not applicable
	Net asset value per share		$27.55
Class 4:	Net assets	$781,374	$7,263,758	$201,716	$1,426,515	$80,876
	Shares outstanding	54,053	271,330	14,349	153,303	8,144
	Net asset value per share	$14.46	$26.77	$14.06	$9.31	$9.93

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$254,585	$18,615	$35,747	$261,446
	Shares outstanding	27,282	1,968	3,170	26,415	Not applicable
	Net asset value per share	$9.33	$9.46	$11.28	$9.90
Class 1A:	Net assets	$7,747	$3,305	$130	$299,685
	Shares outstanding	835	355	11	30,461	Not applicable
	Net asset value per share	$9.27	$9.32	$11.28	$9.84
Class 2:	Net assets	$533,026	$40,771	$214,848	$1,056,315
	Shares outstanding	58,703	4,360	19,752	108,255	Not applicable
	Net asset value per share	$9.08	$9.35	$10.88	$9.76
Class 3:	Net assets	$7,898		$3,534	$4,943
	Shares outstanding	841	Not applicable	320	498	Not applicable
	Net asset value per share	$9.39		$11.03	$9.93
Class 4:	Net assets	$235,353	$62,876	$53,318	$254,959
	Shares outstanding	22,906	6,824	4,866	26,181	Not applicable
	Net asset value per share	$10.27	$9.21	$10.96	$9.74
Class P1:	Net assets					$14,278
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,001
	Net asset value per share					$14.26
Class P2:	Net assets					$491,301
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,806
	Net asset value per share					$14.12

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

291	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,047	$2,840	$1,834,093	$12,565
	Shares outstanding	219	222	122,227	934
	Net asset value per share	$9.34	$12.77	$15.01	$13.46
Class P2:	Net assets	$111,356	$312,332	$258,047	$1,463,137
	Shares outstanding	11,989	24,621	17,322	112,531
	Net asset value per share	$9.29	$12.69	$14.90	$13.00
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	292

Financial statements (continued)
Statements of operations for the year ended December 31, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$121,415	$38,161	$254,446	$152,648	$65,878
Affiliated issuers	12,461	4,646	51,607	11,400	5,504
	133,876	42,807	306,053	164,048	71,382
Interest from unaffiliated issuers	668	435	63	912	10,731
Securities lending income (net of fees)	72	516	588	99	54
	134,616	43,758	306,704	165,059	82,167
Fees and expenses*:
Investment advisory services	40,161	19,042	152,106	34,101	21,211
Distribution services	11,631	5,205	67,395	9,726	4,307
Insurance administrative services	2,751	902	16,193	1,291	2,255
Transfer agent services	2	1	11	2	1
Administrative services	2,537	883	15,100	2,140	1,103
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	86	51	478	63	27
Registration statement and prospectus	43	26	278	53	20
Trustees’ compensation	42	15	249	35	18
Auditing and legal	113	145	123	157	143
Custodian	851	399	738	1,018	1,231
Other	5	35	28	5	42
Total fees and expenses before waivers and/or reimbursements	58,222	26,704	252,699	48,591	30,358
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,716	1,377	1	—	2,573
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,716	1,377	1	—	2,573
Total fees and expenses after waivers and/or reimbursements	49,506	25,327	252,698	48,591	27,785
Net investment income	85,110	18,431	54,006	116,468	54,382
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,235,883	353,523	4,845,744	747,952	300,988
Affiliated issuers	(82)	2,186	66	(57)	11
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	177
Forward currency contracts	—	—	—	—	(497)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,518)	42	219	3,403	(403)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,234,283	355,751	4,846,029	751,298	300,188
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	365,551	48,245	4,566,279	841,691	562,176
Affiliated issuers	(14)	(12,785)	56	(26)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(4)
Forward currency contracts	—	—	—	—	(78)
Swap contracts	—	—	—	—	104
Currency translations	554	893	111	2,323	1,194
	366,091	36,353	4,566,446	843,988	563,384
Net realized gain (loss) and unrealized appreciation (depreciation)	1,600,374	392,104	9,412,475	1,595,286	863,572
Net increase (decrease) in net assets resulting from operations	$1,685,484	$410,535	$9,466,481	$1,711,754	$917,954

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

293	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$207,376	$586	$38,665	$541,729	$11,690
Affiliated issuers	13,883	60	2,805	66,629	489
	221,259	646	41,470	608,358	12,179
Interest from unaffiliated issuers	22	2	164	148	111
Securities lending income (net of fees)	151	6	17	137	9
	221,432	654	41,651	608,643	12,299
Fees and expenses*:
Investment advisory services	43,009	216	9,356	104,279	1,811
Distribution services	12,726	9	3,383	42,505	860
Insurance administrative services	5,166	8	801	7,505	475
Transfer agent services	3	—	— †	9	— †
Administrative services	3,450	15	591	12,580	114
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	52	4	14	390	9
Registration statement and prospectus	38	3	10	217	5
Trustees’ compensation	57	— †	10	207	2
Auditing and legal	77	59	82	109	105
Custodian	248	— †	161	349	86
Other	6	— †	2	25	1
Total fees and expenses before waivers and/or reimbursements	64,832	314	14,410	168,175	3,468
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	16,888	—	1,970	—	—
Miscellaneous fee reimbursement	—	38	—	—	—
Total waivers and/or reimbursements of fees and expenses	16,888	38	1,970	—	—
Total fees and expenses after waivers and/or reimbursements	47,944	276	12,440	168,175	3,468
Net investment income	173,488	378	29,211	440,468	8,831
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,056,433	(942)	183,640	3,158,953	21,094
Affiliated issuers	(10)	— †	5	6,384	1
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(18)
Swap contracts	—	—	—	—	—
Currency transactions	(19)	—	162	(1,431)	(12)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,056,404	(942)	183,807	3,163,906	21,065
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	614,865	4,098	226,913	3,625,006	82,799
Affiliated issuers	(30)	— †	(4)	(128,689)	(3)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(10)
Swap contracts	—	—	—	—	—
Currency translations	8	—	206	541	94
	614,843	4,098	227,115	3,496,858	82,880
Net realized gain (loss) and unrealized appreciation (depreciation)	1,671,247	3,156	410,922	6,660,764	103,945
Net increase (decrease) in net assets resulting from operations	$1,844,735	$3,534	$440,133	$7,101,232	$112,776

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	294

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$38,765	$218,666	$6,265	$4	$89
Affiliated issuers	5,736	108,867	1,353	32,185	4,626
	44,501	327,533	7,618	32,189	4,715
Interest from unaffiliated issuers	9,967	362,329	5,490	502,412	62,140
Securities lending income (net of fees)	41	290	3	—	—
	54,509	690,152	13,111	534,601	66,855
Fees and expenses*:
Investment advisory services	5,458	72,026	1,870	39,384	6,326
Distribution services	1,836	28,081	799	10,077	2,069
Insurance administrative services	1,820	17,303	438	3,890	257
Transfer agent services	— †	6	— †	2	— †
Administrative services	458	8,176	126	3,357	440
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	150	9	101	16
Registration statement and prospectus	11	121	5	88	10
Trustees’ compensation	8	134	2	54	7
Auditing and legal	104	111	85	66	72
Custodian	104	224	107	141	236
Other	1	19	— †	7	2
Total fees and expenses before waivers and/or reimbursements	9,811	126,351	3,441	57,167	9,435
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,987	—	71	16,783	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,987	—	71	16,783	—
Total fees and expenses after waivers and/or reimbursements	7,824	126,351	3,370	40,384	9,435
Net investment income	46,685	563,801	9,741	494,217	57,420
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	62,600	3,027,901	26,945	17,102	(13,024)
Affiliated issuers	16	(136,545)	(2)	284	(6)
Options purchased (futures style)	—	—	(67)	—	(586)
Options written	—	—	41	—	423
Futures contracts	1,420	28,857	469	21,847	7,420
Forward currency contracts	13	—	(3,684)	(9,144)	(2,268)
Swap contracts	147	(1,718)	(169)	143	(828)
Currency transactions	(86)	(392)	(50)	49	(96)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	64,110	2,918,103	23,483	30,281	(8,965)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	169,327	396,525	31,781	242,048	74,949
Affiliated issuers	789	154,231	104	(182)	561
Options purchased (futures style)	—	—	— †	—	— †
Options written	—	—	4	—	88
Futures contracts	699	(1,220)	224	21,668	1,912
Forward currency contracts	—	—	130	(1,861)	1,027
Swap contracts	(213)	3,084	389	9,256	3,722
Currency translations	141	379	71	93	429
	170,743	552,999	32,703	271,022	82,688
Net realized gain (loss) and unrealized appreciation (depreciation)	234,853	3,471,102	56,186	301,303	73,723
Net increase (decrease) in net assets resulting from operations	$281,538	$4,034,903	$65,927	$795,520	$131,143

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

295	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$1,002	$—	$— †	$—	$918
Affiliated issuers	1,878	—	—	—	3,292
	2,880	—	—	—	4,210
Interest from unaffiliated issuers	67,851	6,102	14,226	84,744	—
Securities lending income (net of fees)	—	—	—	—	—
	70,731	6,102	14,226	84,744	4,210
Fees and expenses*:
Investment advisory services	4,001	349	846	5,429	594
Distribution services	1,850	244	732	3,216	1,243
Insurance administrative services	508	148	156	1,312	1,277
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	297	36	99	552	—
Accounting and administrative services	—	—	—	—	65
Reports to shareholders	12	8	9	16	—
Registration statement and prospectus	8	1	2	10	10
Trustees’ compensation	4	— †	2	9	3
Auditing and legal	89	52	50	56	9
Custodian	21	15	1	34	6
Other	14	— †	— †	1	— †
Total fees and expenses before waivers and/or reimbursements	6,804	853	1,897	10,635	3,207
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,188	87	—	1,412	83
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,188	87	—	1,412	83
Total fees and expenses after waivers and/or reimbursements	5,616	766	1,897	9,223	3,124
Net investment income	65,115	5,336	12,329	75,521	1,086
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(831)	421	— †	2,163	(4,185)
Affiliated issuers	— †	—	—	—	70,221
Options purchased (futures style)	—	—	—	—	—
Options written	—	1	—	27	—
Futures contracts	293	1,057	—	18,297	(13,362)
Forward currency contracts	—	—	—	—	—
Swap contracts	(917)	27	—	4,094	—
Currency transactions	5	—	—	— †	154
Capital gain distributions received from affiliated issuers	—	—	—	—	34,295
	(1,450)	1,506	— †	24,581	87,123
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	15,779	2,481	(2)	32,939	(2,333)
Affiliated issuers	3	—	—	—	(20,149)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	21	—
Futures contracts	62	209	—	5,703	(455)
Forward currency contracts	—	—	—	—	—
Swap contracts	(207)	(15)	—	(1,861)	—
Currency translations	— †	—	—	—	—
	15,637	2,675	(2)	36,802	(22,937)
Net realized gain (loss) and unrealized appreciation (depreciation)	14,187	4,181	(2)	61,383	64,186
Net increase (decrease) in net assets resulting from operations	$79,302	$9,517	$12,327	$136,904	$65,272

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	296

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$213	$587	$3,944	$3,676
Affiliated issuers	1,911	5,641	32,266	32,501
	2,124	6,228	36,210	36,177
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,124	6,228	36,210	36,177
Fees and expenses*:
Investment advisory services	133	369	2,463	2,210
Distribution services	280	786	662	4,685
Insurance administrative services	285	792	5,286	4,715
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	57	61	98	95
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	9	19	22
Trustees’ compensation	1	2	10	9
Auditing and legal	2	6	38	35
Custodian	6	6	7	7
Other	— †	— †	2	1
Total fees and expenses before waivers and/or reimbursements	772	2,031	8,585	11,779
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	348	324
Miscellaneous fee reimbursement	39	—	—	—
Total waivers and/or reimbursements of fees and expenses	58	52	348	324
Total fees and expenses after waivers and/or reimbursements	714	1,979	8,237	11,455
Net investment income	1,410	4,249	27,973	24,722
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(997)	(2,786)	(28,619)	(3,827)
Affiliated issuers	6,733	17,203	103,218	39,013
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,090)	(8,845)	(37,033)	(47,196)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	39	61	367	201
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(315)	23,538	316,725	115,851
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(422)	(1,184)	(13,505)	(1,962)
Affiliated issuers	15,574	5,381	(104,317)	63,753
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(88)	75	1,063	731
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	15,064	4,272	(116,759)	62,522
Net realized gain (loss) and unrealized appreciation (depreciation)	14,749	27,810	199,966	178,373
Net increase (decrease) in net assets resulting from operations	$16,159	$32,059	$227,939	$203,095
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

297	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$85,110	$83,934	$18,431	$14,439	$54,006	$123,765
Net realized gain (loss)	1,234,283	1,058,571	355,751	67,213	4,846,029	3,989,653
Net unrealized appreciation (depreciation)	366,091	(106,961)	36,353	(6,037)	4,566,446	7,880,200
Net increase (decrease) in net assets resulting from operations	1,685,484	1,035,544	410,535	75,615	9,466,481	11,993,618
Distributions paid to shareholders	(1,167,286)	(362,247)	(76,359)	(145,595)	(4,046,623)	(1,183,768)
Net capital share transactions	554,825	(305,156)	(370,832)	(124,117)	1,555,981	(2,405,717)
Total increase (decrease) in net assets	1,073,023	368,141	(36,656)	(194,097)	6,975,839	8,404,133
Net assets:
Beginning of year	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of year	$9,131,346	$8,058,323	$2,953,803	$2,990,459	$54,678,782	$47,702,943

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$116,468	$80,016	$54,382	$49,823	$173,488	$178,541
Net realized gain (loss)	751,298	335,500	300,188	148,263	1,056,404	784,826
Net unrealized appreciation (depreciation)	843,988	(158,907)	563,384	26,354	614,843	937,617
Net increase (decrease) in net assets resulting from operations	1,711,754	256,609	917,954	224,440	1,844,735	1,900,984
Distributions paid to shareholders	(99,689)	(91,320)	(192,985)	(66,666)	(947,281)	(270,276)
Net capital share transactions	(946,603)	(557,783)	(89,200)	(124,462)	10,588	(851,035)
Total increase (decrease) in net assets	665,462	(392,494)	635,769	33,312	908,042	779,673
Net assets:
Beginning of year	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of year	$7,451,980	$6,786,518	$4,047,368	$3,411,599	$11,974,056	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	298

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Year ended December 31,	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2025	2024*	2025	2024	2025	2024
Operations:
Net investment income (loss)	$378	$13	$29,211	$29,625	$440,468	$464,425
Net realized gain (loss)	(942)	4	183,807	142,599	3,163,906	6,999,624
Net unrealized appreciation (depreciation)	4,098	(438)	227,115	78,887	3,496,858	1,206,283
Net increase (decrease) in net assets resulting from operations	3,534	(421)	440,133	251,111	7,101,232	8,670,332
Distributions paid to shareholders	(397)	(13)	(99,132)	(32,476)	(7,414,912)	(2,264,497)
Net capital share transactions	81,910	15,013	(142,611)	(191,651)	2,685,997	(2,602,817)
Total increase (decrease) in net assets	85,047	14,579	198,390	26,984	2,372,317	3,803,018
Net assets:
Beginning of year	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of year	$99,626	$14,579	$2,086,709	$1,888,319	$43,627,311	$41,254,994

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$8,831	$7,648	$46,685	$42,544	$563,801	$590,761
Net realized gain (loss)	21,065	(1,592)	64,110	24,024	2,918,103	1,925,378
Net unrealized appreciation (depreciation)	82,880	5,162	170,743	61,325	552,999	1,576,776
Net increase (decrease) in net assets resulting from operations	112,776	11,218	281,538	127,893	4,034,903	4,092,915
Distributions paid to shareholders	(9,200)	(8,098)	(46,016)	(45,676)	(2,469,833)	(1,743,267)
Net capital share transactions	(21,614)	(9,047)	56,186	35,182	(975,710)	(949,298)
Total increase (decrease) in net assets	81,962	(5,927)	291,708	117,399	589,360	1,400,350
Net assets:
Beginning of year	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of year	$404,615	$322,653	$1,660,376	$1,368,668	$27,675,040	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

299	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$9,741	$9,318	$494,217	$501,464	$57,420	$61,225
Net realized gain (loss)	23,483	16,800	30,281	(134,500)	(8,965)	(22,949)
Net unrealized appreciation (depreciation)	32,703	(1,065)	271,022	(207,188)	82,688	(80,072)
Net increase (decrease) in net assets resulting from operations	65,927	25,053	795,520	159,776	131,143	(41,796)
Distributions paid to shareholders	(21,425)	(7,048)	(486,650)	(475,626)	(44,306)	(33,915)
Net capital share transactions	13,683	(14,487)	(119,742)	474,834	(55,304)	(16,393)
Total increase (decrease) in net assets	58,185	3,518	189,128	158,984	31,533	(92,104)
Net assets:
Beginning of year	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of year	$450,467	$392,282	$11,356,026	$11,166,898	$1,479,770	$1,448,237

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$65,115	$60,672	$5,336	$5,237	$12,329	$16,889
Net realized gain (loss)	(1,450)	3,094	1,506	(1,054)	— †	— †
Net unrealized appreciation (depreciation)	15,637	19,028	2,675	(3,372)	(2)	130
Net increase (decrease) in net assets resulting from operations	79,302	82,794	9,517	811	12,327	17,019
Distributions paid to shareholders	(64,338)	(59,402)	(5,115)	(5,001)	(12,940)	(17,633)
Net capital share transactions	91,682	34,726	10,334	7,230	(30,488)	(33,462)
Total increase (decrease) in net assets	106,646	58,118	14,736	3,040	(31,101)	(34,076)
Net assets:
Beginning of year	931,963	873,845	110,831	107,791	338,678	372,754
End of year	$1,038,609	$931,963	$125,567	$110,831	$307,577	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$75,521	$72,049	$1,086	$2,764	$1,410	$1,470
Net realized gain (loss)	24,581	(1,294)	87,123	37,612	(315)	(2,539)
Net unrealized appreciation (depreciation)	36,802	(55,237)	(22,937)	69,526	15,064	1,155
Net increase (decrease) in net assets resulting from operations	136,904	15,518	65,272	109,902	16,159	86
Distributions paid to shareholders	(79,096)	(73,267)	(28,627)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(487)	353,747	(57,328)	(88,856)	(15,583)	(8,399)
Total increase (decrease) in net assets	57,321	295,998	(20,683)	18,627	(904)	(9,874)
Net assets:
Beginning of year	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of year	$1,877,348	$1,820,027	$505,579	$526,262	$113,404	$114,308

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$4,249	$4,979	$27,973	$33,950	$24,722	$37,923
Net realized gain (loss)	23,538	(4,225)	316,725	73,326	115,851	123,915
Net unrealized appreciation (depreciation)	4,272	42,170	(116,759)	261,435	62,522	124,394
Net increase (decrease) in net assets resulting from operations	32,059	42,924	227,939	368,711	203,095	286,232
Distributions paid to shareholders	(5,960)	(5,475)	(128,115)	(65,908)	(168,266)	(69,126)
Net capital share transactions	(33,133)	(39,434)	(184,550)	(313,193)	(584,977)	(294,452)
Total increase (decrease) in net assets	(7,034)	(1,985)	(84,726)	(10,390)	(550,148)	(77,346)
Net assets:
Beginning of year	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of year	$315,172	$322,206	$2,092,140	$2,176,866	$1,475,702	$2,025,850
*
For the period November 15, 2024, commencement of operations, through December 31, 2024.
 †Amount less than one thousand.
Refer to the notes to financial statements.

301	American Funds Insurance Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

American Funds Insurance Series	302

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

303	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	304

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

305	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of December 31, 2025, were as follows (dollars in thousands):
Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,677,360	$1,004,158	$—	$2,681,518
Industrials	814,793	803,211	—	1,618,004
Consumer discretionary	624,592	643,004	—	1,267,596
Financials	599,727	664,790	—	1,264,517
Health care	522,458	184,815	—	707,273
Communication services	333,006	159,304	—	492,310
Consumer staples	142,724	161,843	—	304,567
Materials	138,904	87,575	—	226,479
Energy	63,628	58,552	—	122,180
Real estate	31,223	81,724	—	112,947
Utilities	39,385	14,981	—	54,366
Short-term securities	289,982	—	—	289,982
Total	$5,277,782	$3,863,957	$—	$9,141,739

American Funds Insurance Series	306

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$260,831	$365,281	$—	$626,112
Financials	222,052	263,645	—	485,697
Information technology	296,229	132,470	265	428,964
Consumer discretionary	191,624	153,882	—	345,506
Health care	201,747	110,388	—	312,135
Materials	116,183	112,638	—	228,821
Communication services	48,497	68,762	—	117,259
Consumer staples	42,102	54,064	—	96,166
Energy	69,622	8,949	—	78,571
Real estate	7,877	63,370	—	71,247
Utilities	34,021	13,548	—	47,569
Preferred securities	7,200	—	12,088	19,288
Rights & warrants	—	12	—	12
Convertible bonds & notes	—	1,581	—	1,581
Bonds, notes & other debt instruments	—	945	—	945
Short-term securities	154,617	43,943	—	198,560
Total	$1,652,602	$1,393,478	$12,353	$3,058,433
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,453,954	$942,978	$24,211	$16,421,143
Communication services	9,313,134	27,790	—	9,340,924
Consumer discretionary	8,285,145	294,980	—	8,580,125
Health care	5,922,020	72,405	8,789	6,003,214
Industrials	4,852,390	170,495	4,230	5,027,115
Financials	3,974,058	100,498	—	4,074,556
Consumer staples	1,017,667	—	4,743	1,022,410
Materials	949,496	28,695	—	978,191
Energy	846,476	—	—	846,476
Real estate	405,935	—	—	405,935
Utilities	365,298	—	—	365,298
Preferred securities	—	—	315,115	315,115
Rights & warrants	—	—	— [1]	— [1]
Convertible stocks	7,644	—	36,076	43,720
Short-term securities	1,330,364	—	—	1,330,364
Total	$52,723,581	$1,637,841	$393,164	$54,754,586
1
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2025
Investment securities	$173,935	$—	$122,218	$(13,741)	$—	$110,752	$—	$393,164
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$110,752
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

307	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$41,973	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15% - 50%	26%	Decrease
			Premium to transaction price	11%	11%	Increase
Preferred securities	$315,115	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5% - 50%	6%	Decrease
		Market comparables	EV/Gross Profit multiple	11.9x	11.9x	Increase
			Premium to EV/Gross Profit multiple	50%	50%	Increase
			DLOM	10%	10%	Decrease
Rights & warrants	$— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	$36,076	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	5%	5%	Decrease
			Premium to transaction price	11%	11%	Increase
	$393,164
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations
DLOM = Discount for lack of marketability
EV = Enterprise value
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$132,411	$1,126,206	$—	$1,258,617
Industrials	11,113	1,201,308	—	1,212,421
Information technology	53,833	1,063,830	7,933	1,125,596
Materials	631,675	291,367	—	923,042
Communication services	14,900	697,226	—	712,126
Consumer discretionary	127,415	546,112	—	673,527
Health care	—	447,622	—	447,622
Energy	186,352	230,194	—	416,546
Consumer staples	—	335,793	—	335,793
Utilities	—	209,483	—	209,483
Preferred securities	—	33,353	726	34,079
Rights & warrants	—	—	— *	— *
Short-term securities	149,051	—	—	149,051
Total	$1,306,750	$6,182,494	$8,659	$7,497,903
*
Amount less than one thousand.

American Funds Insurance Series	308

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$292,708	$622,707	$634	$916,049
Financials	150,731	554,211	— *	704,942
Consumer discretionary	190,649	322,157	—	512,806
Industrials	111,250	379,009	—	490,259
Communication services	146,817	246,709	—	393,526
Materials	126,958	131,900	— *	258,858
Health care	64,194	145,778	—	209,972
Consumer staples	37,995	142,731	—	180,726
Energy	27,489	61,632	— *	89,121
Real estate	450	55,019	—	55,469
Utilities	1,071	45,485	—	46,556
Preferred securities	9,540	11,707	8,293	29,540
Bonds, notes & other debt instruments	—	113,791	—	113,791
Short-term securities	66,843	264	—	67,107
Total	$1,226,695	$2,833,100	$8,927	$4,068,722

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24	$—	$—	$24
Unrealized appreciation on open forward currency contracts	—	80	—	80
Liabilities:
Unrealized depreciation on futures contracts	(17)	—	—	(17)
Unrealized depreciation on open forward currency contracts	—	(78)	—	(78)
Total	$7	$2	$—	$9
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of December 31, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$23,464	$228	$—	$23,692
Industrials	19,657	—	—	19,657
Consumer discretionary	15,537	—	—	15,537
Information technology	11,031	370	—	11,401
Health care	8,602	—	—	8,602
Consumer staples	7,106	—	—	7,106
Energy	2,486	—	—	2,486
Real estate	2,419	—	—	2,419
Materials	2,280	—	—	2,280
Communication services	1,892	—	—	1,892
Utilities	1,884	—	—	1,884
Short-term securities	3,809	—	—	3,809
Total	$100,167	$598	$—	$100,765

309	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$355,139	$145,088	$—	$500,227
Industrials	148,399	190,693	—	339,092
Financials	157,537	146,549	— *	304,086
Communication services	125,382	66,163	—	191,545
Consumer discretionary	113,749	59,921	—	173,670
Health care	132,454	39,630	—	172,084
Materials	76,631	49,420	—	126,051
Consumer staples	53,201	47,392	—	100,593
Energy	56,523	21,036	—	77,559
Utilities	19,661	25,980	—	45,641
Real estate	9,862	7,705	—	17,567
Preferred securities	3,844	2,367	—	6,211
Bonds, notes & other debt instruments	—	1,012	—	1,012
Short-term securities	27,110	—	—	27,110
Total	$1,279,492	$802,956	$— *	$2,082,448
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,428,880	$231,230	$—	$13,660,110
Industrials	5,464,629	445,806	—	5,910,435
Financials	5,113,646	117,059	—	5,230,705
Health care	4,380,271	—	—	4,380,271
Consumer discretionary	4,300,242	76,915	—	4,377,157
Communication services	3,324,828	182,155	—	3,506,983
Energy	1,728,094	—	—	1,728,094
Consumer staples	565,554	678,297	—	1,243,851
Materials	1,011,738	—	—	1,011,738
Utilities	899,740	—	—	899,740
Real estate	537,861	—	—	537,861
Bonds, notes & other debt instruments	—	828	—	828
Short-term securities	1,122,736	—	—	1,122,736
Total	$41,878,219	$1,732,290	$—	$43,610,509

American Funds Insurance Series	310

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,556	$88,187	$— *	$93,743
Industrials	10,956	47,158	—	58,114
Information technology	2,848	51,607	—	54,455
Consumer discretionary	4,607	32,456	—	37,063
Consumer staples	5,133	27,490	—	32,623
Materials	12,674	17,182	— *	29,856
Health care	1,046	28,653	—	29,699
Communication services	1,407	26,447	—	27,854
Energy	9,053	7,510	— *	16,563
Utilities	625	10,796	—	11,421
Real estate	770	5,261	—	6,031
Preferred securities	—	201	—	201
Short-term securities	6,204	—	—	6,204
Total	$60,879	$342,948	$— *	$403,827
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$131,640	$135,397	$— *	$267,037
Information technology	122,940	52,651	—	175,591
Health care	104,021	44,144	—	148,165
Industrials	67,519	80,079	—	147,598
Consumer staples	75,761	57,263	—	133,024
Utilities	46,892	47,327	—	94,219
Consumer discretionary	40,107	45,388	—	85,495
Energy	63,017	15,198	—	78,215
Materials	31,425	27,538	—	58,963
Communication services	23,727	34,637	—	58,364
Real estate	38,351	7,444	—	45,795
Convertible stocks	4,813	—	—	4,813
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	98,331	—	98,331
Mortgage-backed obligations	—	83,564	100	83,664
Corporate bonds and notes	—	47,200	—	47,200
Other bonds & notes	—	13,281	220	13,501
Investment funds	38,098	—	—	38,098
Short-term securities	91,824	—	—	91,824
Total	$880,135	$789,442	$320	$1,669,897
Refer to the end of the table(s) for footnote(s).

311	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$36	$—	$—	$36
Unrealized appreciation on centrally cleared interest rate swaps	—	261	—	261
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Unrealized depreciation on centrally cleared credit default swaps	—	(2)	—	(2)
Total	$(279)	$258	$—	$(21)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,829,446	$116,467	$—	$4,945,913
Financials	2,902,743	—	— *	2,902,743
Industrials	2,527,277	162,101	—	2,689,378
Health care	1,911,575	3,565	12,663	1,927,803
Consumer discretionary	1,511,658	74,864	793	1,587,315
Communication services	1,278,083	24,636	—	1,302,719
Materials	1,135,802	—	— *	1,135,802
Consumer staples	901,988	61,331	—	963,319
Utilities	278,367	—	—	278,367
Energy	253,456	897	655	255,008
Real estate	57,144	—	—	57,144
Preferred securities	—	—	755	755
Rights & warrants	119	—	— *	119
Convertible stocks	33,030	—	—	33,030
Convertible bonds & notes	—	27,731	—	27,731
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,828,459	—	2,828,459
U.S. Treasury bonds & notes	—	2,280,626	—	2,280,626
Corporate bonds and notes	—	1,978,114	420	1,978,534
Asset-backed obligations	—	529,161	—	529,161
Bonds & notes of governments & government agencies outside the U.S.	—	88,970	—	88,970
Loans	—	31,871	7,860	39,731
Municipals	—	22,827	—	22,827
Investment funds	846,762	—	—	846,762
Short-term securities	1,023,715	—	—	1,023,715
Total	$19,491,165	$8,231,620	$23,146	$27,745,931

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,925	$—	$—	$1,925
Unrealized appreciation on centrally cleared interest rate swaps	—	3,543	—	3,543
Liabilities:
Unrealized depreciation on futures contracts	(6,069)	—	—	(6,069)
Unrealized depreciation on centrally cleared credit default swaps	—	(435)	—	(435)
Total	$(4,144)	$3,108	$—	$(1,036)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	312

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$42,224	$10,455	$—	$52,679
Financials	17,553	27,727	—	45,280
Industrials	23,532	19,831	—	43,363
Health care	28,226	6,598	—	34,824
Consumer discretionary	11,679	9,383	—	21,062
Materials	12,657	6,825	—	19,482
Communication services	17,646	1,167	—	18,813
Utilities	12,793	5,213	—	18,006
Consumer staples	5,420	9,798	—	15,218
Energy	10,753	1,687	—	12,440
Real estate	—	2,599	—	2,599
Convertible stocks	2,921	—	—	2,921
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	57,330	—	57,330
U.S. Treasury bonds & notes	—	24,907	—	24,907
Mortgage-backed obligations	—	24,474	—	24,474
Corporate bonds and notes	—	22,758	—	22,758
Other bonds & notes	—	2,889	—	2,889
Investment funds	4,250	—	—	4,250
Short-term securities	27,757	—	—	27,757
Options purchased on foreign currencies (equity style)	—	2	—	2
Total	$217,411	$233,643	$—	$451,054

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$4	$—	$—	$4
Unrealized appreciation on futures contracts	118	—	—	118
Unrealized appreciation on open forward currency contracts	—	229	—	229
Unrealized appreciation on centrally cleared interest rate swaps	—	96	—	96
Unrealized appreciation on bilateral interest rate swaps	—	38	—	38
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Liabilities:
Unrealized depreciation on options purchased (futures style)	— †	—	—	— †
Unrealized depreciation on futures contracts	(132)	—	—	(132)
Unrealized depreciation on open forward currency contracts	—	(281)	—	(281)
Unrealized depreciation on centrally cleared interest rate swaps	—	(28)	—	(28)
Unrealized depreciation on bilateral interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$(10)	$7	$—	$(3)
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.

313	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,635,346	$1,368	$3,636,714
Corporate bonds and notes	—	3,430,212	—	3,430,212
U.S. Treasury bonds & notes	—	2,836,319	—	2,836,319
Asset-backed obligations	—	499,168	—	499,168
Bonds & notes of governments & government agencies outside the U.S.	—	202,127	—	202,127
Municipals	—	166,499	—	166,499
Federal agency bonds & notes	—	11,855	—	11,855
Loans	—	—	6,359	6,359
Common stocks	—	14	—	14
Short-term securities	624,236	—	—	624,236
Total	$624,236	$10,781,540	$7,727	$11,413,503

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,242	$—	$—	$1,242
Unrealized appreciation on open forward currency contracts	—	386	—	386
Unrealized appreciation on centrally cleared interest rate swaps	—	8,064	—	8,064
Unrealized appreciation on bilateral interest rate swaps	—	2,015	—	2,015
Liabilities:
Unrealized depreciation on futures contracts	(9,824)	—	—	(9,824)
Unrealized depreciation on open forward currency contracts	—	(420)	—	(420)
Unrealized depreciation on bilateral interest rate swaps	—	(3,943)	—	(3,943)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,263)	—	(3,263)
Unrealized depreciation on centrally cleared credit default swaps	—	(182)	—	(182)
Total	$(8,582)	$2,657	$—	$(5,925)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	314

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$303,335	$—	$303,335
Japanese yen	—	106,583	—	106,583
British pounds	—	65,433	—	65,433
Brazilian reais	—	34,010	—	34,010
South Korean won	—	26,746	—	26,746
Chinese yuan renminbi	—	26,106	—	26,106
Australian dollars	—	23,355	—	23,355
Indian rupees	—	19,121	—	19,121
Canadian dollars	—	18,610	—	18,610
Malaysian ringgits	—	18,045	—	18,045
Hungarian forints	—	16,359	—	16,359
Indonesian rupiah	—	7,755	—	7,755
Mexican pesos	—	6,454	—	6,454
Danish kroner	—	6,328	—	6,328
Colombian pesos	—	4,371	—	4,371
South African rand	—	4,221	—	4,221
Chilean pesos	—	4,074	—	4,074
Polish zloty	—	4,060	—	4,060
New Zealand dollars	—	2,940	—	2,940
Turkish lira	—	1,845	—	1,845
Philippine pesos	—	1,260	—	1,260
Czech korunas	—	857	—	857
U.S. dollars	—	643,061	579	643,640
Preferred securities	—	—	80	80
Common stocks	5	—	59	64
Rights & warrants	8	—	—	8
Investment funds	22,734	—	—	22,734
Short-term securities	114,160	—	—	114,160
Options purchased on foreign currencies (equity style)	—	16	—	16
Total	$136,907	$1,344,945	$718	$1,482,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$28	$—	$—	$28
Unrealized appreciation on futures contracts	1,615	—	—	1,615
Unrealized appreciation on open forward currency contracts	—	2,812	—	2,812
Unrealized appreciation on centrally cleared interest rate swaps	—	1,403	—	1,403
Unrealized appreciation on bilateral interest rate swaps	—	136	—	136
Unrealized appreciation on centrally cleared credit default swaps	—	24	—	24
Liabilities:
Unrealized depreciation on options purchased (futures style)	— †	—	—	— †
Unrealized depreciation on futures contracts	(1,631)	—	—	(1,631)
Unrealized depreciation on open forward currency contracts	—	(1,842)	—	(1,842)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,055)	—	(1,055)
Unrealized depreciation on bilateral interest rate swaps	—	(2,695)	—	(2,695)
Unrealized depreciation on centrally cleared credit default swaps	—	(201)	—	(201)
Total	$12	$(1,418)	$—	$(1,406)
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.

315	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$878,262	$148	$878,410
Other	—	38,405	3,278	41,683
Convertible bonds & notes	—	1,265	—	1,265
Common stocks	34,700	10,356	20,680	65,736
Preferred securities	—	—	1,713	1,713
Rights & warrants	45	127	—	172
Short-term securities	35,092	—	—	35,092
Total	$69,837	$928,415	$25,819	$1,024,071

Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15	$—	$—	$15
Liabilities:
Unrealized depreciation on futures contracts	(29)	—	—	(29)
Unrealized depreciation on centrally cleared credit default swaps	—	(163)	—	(163)
Total	$(14)	$(163)	$—	$(177)
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2025
Investment securities	$ 36,440	$1,868	$ 7,442	$ (4,555)	$ (2,928)	$ (7,757)	$ (4,691)	$ 25,819
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$ (8,134)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	316

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,426	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	20,680	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10% - 15%	13%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.2x	Increase
			EV/EBITDA-CAPEX multiple	11.0x	11.0x	Increase
			DLOM	7%	7%	Decrease
Preferred securities	1,713	Market comparables	EV/EBITDA multiple	4.8x	4.8x	Increase
			DLOM	15%	15%	Decrease
	$25,819
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$99,553	$—	$99,553
U.S. Treasury bonds & notes	—	7,811	—	7,811
Asset-backed obligations	—	1,295	—	1,295
Short-term securities	—	24,381	—	24,381
Total	$—	$133,040	$—	$133,040

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18	$—	$—	$18
Unrealized appreciation on centrally cleared interest rate swaps	—	127	—	127
Liabilities:
Unrealized depreciation on futures contracts	(150)	—	—	(150)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$(132)	$126	$—	$(6)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of December 31, 2025, all of the fund’s investment securities were classified as Level 2.

317	American Funds Insurance Series

U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$816,712	$—	$816,712
U.S. Treasury bonds & notes	—	765,205	—	765,205
Federal agency bonds & notes	—	48,704	—	48,704
Short-term securities	—	288,407	—	288,407
Options purchased on futures (equity style)	242	—	—	242
Total	$242	$1,919,028	$—	$1,919,270

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,077	$—	$—	$1,077
Unrealized appreciation on centrally cleared interest rate swaps	—	14,953	—	14,953
Liabilities:
Value of options written (equity style)	(81)	—	—	(81)
Unrealized depreciation on futures contracts	(2,291)	—	—	(2,291)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,022)	—	(3,022)
Total	$(1,295)	$11,931	$—	$10,636
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	318

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

319	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	320

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.

321	American Funds Insurance Series

When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.

American Funds Insurance Series	322

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

323	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

American Funds Insurance Series	324

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4	$1,099	$—	$1,098
Global Small Capitalization Fund	77,998	76,585	3,923	68,926
Growth Fund	22,741	29,093	—	26,762
International Fund	32,814	29,195	4,491	26,276
New World Fund	8,183	6,603	1,991	5,943
Washington Mutual Investors Fund	842	863	—	777
U.S. Small and Mid Cap Equity Fund	914	940	—	846
Capital World Growth and Income Fund	987	1,007	—	906
International Growth and Income Fund	893	848	95	763
Capital Income Builder	11,011	11,565	—	10,408
Asset Allocation Fund	19,953	20,974	—	18,905
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2025, the maximum exposure from these unfunded commitments for Asset Allocation Fund and American High-Income Trust was $204,000 and $94,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was $3,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

325	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

American Funds Insurance Series	326

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

327	American Funds Insurance Series

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series	328

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.
The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$7,466	$19,861	$513*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	641*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	156,652	393*	7,878	5,062
Asset Allocation Fund	Not applicable	Not applicable	2,772,351	Not applicable	360,170	61,194
American Funds Global Balanced Fund	$10,369	$2,000	65,213	87,154	21,599	4,642
The Bond Fund of America	Not applicable	Not applicable	5,555,115	233,285	863,621	190,139
Capital World Bond Fund	56,460	19,365	817,202	522,298	376,182	69,538
American High-Income Trust	Not applicable	Not applicable	31,856	Not applicable	Not applicable	18,973
American Funds Mortgage Fund	32,136	Not applicable	96,592	Not applicable	1,975	Not applicable
U.S. Government Securities Fund	1,099,058	Not applicable	1,984,739	Not applicable	813,610	Not applicable
Managed Risk Growth Fund	620,857	Not applicable	1,115	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	99,717	Not applicable	172	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	369,929	Not applicable	2,897	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,972,877	Not applicable	57,285	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	537,228	Not applicable	16,791	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

329	American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24	Unrealized depreciation[1]	$17
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	80	Unrealized depreciation on open forward currency contracts	78
			$104		$95

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$177	Net unrealized appreciation (depreciation) on futures contracts	$(4)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(497)	Net unrealized appreciation (depreciation) on forward currency contracts	(78)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(408)		$22
International Growth and Income Fund
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$(18)	Net unrealized appreciation (depreciation) on forward currency contracts	$(10)
Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$36	Unrealized depreciation[1]	$315
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	261	Unrealized depreciation[1]	1
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	2
			$297		$318

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	330

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$1,420	Net unrealized appreciation (depreciation) on futures contracts	$699
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	13	Net unrealized appreciation (depreciation) on forward currency contracts	—
Swap	Interest	Net realized gain (loss) on swap contracts	97	Net unrealized appreciation (depreciation) on swap contracts	(211)
Swap	Credit	Net realized gain (loss) on swap contracts	50	Net unrealized appreciation (depreciation) on swap contracts	(2)
			$1,580		$486
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,925	Unrealized depreciation[1]	$6,069
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	3,543	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	435
			$5,468		$6,504

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$28,857	Net unrealized appreciation (depreciation) on futures contracts	$(1,220)
Swap	Interest	Net realized gain (loss) on swap contracts	5	Net unrealized appreciation (depreciation) on swap contracts	3,662
Swap	Credit	Net realized gain (loss) on swap contracts	(1,723)	Net unrealized appreciation (depreciation) on swap contracts	(578)
			$27,139		$1,864
Refer to the end of the table(s) for footnote(s).

331	American Funds Insurance Series

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$2	Investment securities	$—
Options purchased (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	— [2]
Options written (futures style)	Interest	Unrealized appreciation[1]	4	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	118	Unrealized depreciation[1]	132
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	229	Unrealized depreciation on open forward currency contracts	281
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	96	Unrealized depreciation[1]	28
Swap (bilateral)	Interest	Bilateral swaps, at value	38	Bilateral swaps, at value	44
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	— [2]	Unrealized depreciation[1]	3
			$487		$488

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$(8)
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(67)	Net unrealized appreciation (depreciation) on options purchased (futures style)	— [2]
Options written (futures style)	Interest	Net realized gain (loss) on options written	41	Net unrealized appreciation (depreciation) on options written	4
Futures	Interest	Net realized gain (loss) on futures contracts	469	Net unrealized appreciation (depreciation) on futures contracts	224
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,684)	Net unrealized appreciation (depreciation) on forward currency contracts	130
Swap	Interest	Net realized gain (loss) on swap contracts	(136)	Net unrealized appreciation (depreciation) on swap contracts	388
Swap	Credit	Net realized gain (loss) on swap contracts	(33)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(3,410)		$739
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,242	Unrealized depreciation[1]	$9,824
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	386	Unrealized depreciation on open forward currency contracts	420
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	8,064	Unrealized depreciation[1]	3,263
Swap (bilateral)	Interest	Bilateral swaps, at value	2,015	Bilateral swaps, at value	3,943
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	182
			$11,707		$17,632

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$21,847	Net unrealized appreciation (depreciation) on futures contracts	$21,668
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(9,144)	Net unrealized appreciation (depreciation) on forward currency contracts	(1,861)
Swap	Interest	Net realized gain (loss) on swap contracts	5,030	Net unrealized appreciation (depreciation) on swap contracts	9,452
Swap	Credit	Net realized gain (loss) on swap contracts	(4,887)	Net unrealized appreciation (depreciation) on swap contracts	(196)
			$12,846		$29,063
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$16	Investment securities	$—
Options purchased (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	— [2]
Options written (futures style)	Interest	Unrealized appreciation[1]	28	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	1,615	Unrealized depreciation[1]	1,631
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,812	Unrealized depreciation on open forward currency contracts	1,842
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,403	Unrealized depreciation[1]	1,055
Swap (bilateral)	Interest	Bilateral swaps, at value	136	Bilateral swaps, at value	2,695
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	24	Unrealized depreciation[1]	201
			$6,034		$7,424

Refer to the end of the table(s) for footnote(s).

333	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(46)	Net unrealized appreciation (depreciation) on investments	$1
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	159	Net unrealized appreciation (depreciation) on investments	(48)
Options written (equity style)	Currency	Net realized gain (loss) on options written	58	Net unrealized appreciation (depreciation) on options written	60
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(586)	Net unrealized appreciation (depreciation) on options purchased (futures style)	— [2]
Options written (futures style)	Interest	Net realized gain (loss) on options written	365	Net unrealized appreciation (depreciation) on options written	28
Futures	Interest	Net realized gain (loss) on futures contracts	7,420	Net unrealized appreciation (depreciation) on futures contracts	1,912
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,268)	Net unrealized appreciation (depreciation) on forward currency contracts	1,027
Swap	Interest	Net realized gain (loss) on swap contracts	(387)	Net unrealized appreciation (depreciation) on swap contracts	3,786
Swap	Credit	Net realized gain (loss) on swap contracts	(441)	Net unrealized appreciation (depreciation) on swap contracts	(64)
			$4,274		$6,702
American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$15	Unrealized depreciation[1]	$29
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	163
			$15		$192

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$293	Net unrealized appreciation (depreciation) on futures contracts	$62
Swap	Credit	Net realized gain (loss) on swap contracts	(917)	Net unrealized appreciation (depreciation) on swap contracts	(207)
			$(624)		$(145)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	334

American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$18	Unrealized depreciation[1]	$150
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	127	Unrealized depreciation[1]	1
			$145		$151

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(31)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	1	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	1,057	Net unrealized appreciation (depreciation) on futures contracts	209
Swap	Interest	Net realized gain (loss) on swap contracts	27	Net unrealized appreciation (depreciation) on swap contracts	(15)
			$1,054		$194
U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$242	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	81
Futures	Interest	Unrealized appreciation[1]	1,077	Unrealized depreciation[1]	2,291
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,953	Unrealized depreciation[1]	3,022
			$16,272		$5,394

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(1,087)	Net unrealized appreciation (depreciation) on investments	$36
Options written (equity style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	21
Futures	Interest	Net realized gain (loss) on futures contracts	18,297	Net unrealized appreciation (depreciation) on futures contracts	5,703
Swap	Interest	Net realized gain (loss) on swap contracts	4,094	Net unrealized appreciation (depreciation) on swap contracts	(1,861)
			$21,331		$3,899
Refer to the end of the table(s) for footnote(s).

335	American Funds Insurance Series

Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,328	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	8	Unrealized appreciation[1]	—
			$1,336		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (4,185)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (2,333)
Futures	Currency	Net realized gain (loss) on futures contracts	(357)	Net unrealized appreciation (depreciation) on futures contracts	(4)
Futures	Equity	Net realized gain (loss) on futures contracts	(13,013)	Net unrealized appreciation (depreciation) on futures contracts	(455)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$ (17,547)		$ (2,788)
Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$267	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	13	Unrealized depreciation[1]	—
			$280		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (997)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (422)
Futures	Equity	Net realized gain (loss) on futures contracts	(6,096)	Net unrealized appreciation (depreciation) on futures contracts	(91)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$ (7,087)		$ (510)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	336

Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$647	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	1	Unrealized depreciation[1]	—
			$648		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (2,786)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (1,184)
Futures	Currency	Net realized gain (loss) on futures contracts	(185)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(8,674)	Net unrealized appreciation (depreciation) on futures contracts	67
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$ (11,631)		$ (1,109)
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$7,071	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	46	Unrealized depreciation[1]	—
			$7,117		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (28,619)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (13,505)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(35,731)	Net unrealized appreciation (depreciation) on futures contracts	1,038
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$ (65,652)		$ (12,442)
Refer to the end of the table(s) for footnote(s).

337	American Funds Insurance Series

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,217	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	8	Unrealized depreciation[1]	—
			$1,225		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (3,827)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (1,962)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(47,392)	Net unrealized appreciation (depreciation) on futures contracts	417
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$ (51,023)		$ (1,231)
1
Includes cumulative appreciation/depreciation on future style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series	338

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as cash collateral pledged in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of New York Mellon	$22	$ —	$ —	$ —	$22
BNP Paribas	1	—	—	—	1
Citibank	39	(27)	—	—	12
Goldman Sachs	1	(1)	—	—	—
HSBC Bank	1	—	—	—	1
UBS AG	15	—	—	—	15
Total	$79	$ (28)	$ —	$ —	$51
Liabilities:
Bank of America	$22	$ —	$ —	$ —	$22
Citibank	27	(27)	—	—	—
Goldman Sachs	1	(1)	—	—	—
JPMorgan Chase	27	—	—	—	27
Total	$77	$ (28)	$ —	$ —	$49
Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$8	$ (8)	$ —	$ —	$ —
Barclays Bank PLC	27	(27)	—	—	—
BNP Paribas	— †	— †	—	—	—
Citibank	79	(79)	—	—	—
Goldman Sachs	116	(67)	—	—	49
HSBC Bank	29	(12)	—	—	17
JPMorgan Chase	2	(2)	—	—	—
Morgan Stanley	4	(4)	—	—	—
UBS AG	2	(2)	—	—	—
Total	$267	$ (201)	$ —	$ —	$66
Liabilities:
Bank of America	$26	$ (8)	$ (18)	$ —	$ —
Barclays Bank PLC	38	(27)	—	—	11
BNP Paribas	8	— †	—	—	8
Citibank	109	(79)	—	—	30
Goldman Sachs	67	(67)	—	—	—
HSBC Bank	12	(12)	—	—	—
JPMorgan Chase	19	(2)	—	—	17
Morgan Stanley	46	(4)	—	—	42
Standard Chartered Bank	3	—	—	—	3
UBS AG	5	(2)	—	—	3
Total	$333	$ (201)	$ (18)	$ —	$114
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$490	$ (242)	$ (248)	$ —	$ —
Barclays Bank PLC	578	(578)	—	—	—
Goldman Sachs	1,285	(1,203)	—	—	82
HSBC Bank	48	—	—	—	48
Total	$2,401	$ (2,023)	$ (248)	$ —	$130
Liabilities:
Bank of America	$242	$ (242)	$ —	$ —	$ —
Barclays Bank PLC	1,146	(578)	(568)	—	—
BNP Paribas	1,352	—	(1,353)	—	—
Citibank	255	—	(254)	—	—
Goldman Sachs	1,203	(1,203)	—	—	—
Morgan Stanley	165	—	—	—	165
Total	$4,363	$ (2,023)	$ (2,175)	$ —	$165
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	340

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$147	$ (147)	$ —	$ —	$ —
Bank of New York Mellon	34	—	—	—	34
Barclays Bank PLC	450	(450)	—	—	—
BNP Paribas	19	(19)	—	—	—
Citibank	608	(608)	—	—	—
Goldman Sachs	381	(381)	—	—	—
HSBC Bank	188	(102)	—	(86)	—
JPMorgan Chase	44	(24)	—	—	20
Morgan Stanley	19	(19)	—	—	—
Standard Chartered Bank	1,035	(59)	(330)	(290)	356
UBS AG	23	(16)	—	—	7
Total	$2,948	$ (1,825)	$ (330)	$ (376)	$417
Liabilities:
Bank of America	$1,107	$ (147)	$ (948)	$ —	$12
Barclays Bank PLC	627	(450)	(177)	—	—
BNP Paribas	65	(19)	—	—	46
Citibank	897	(608)	—	—	289
Goldman Sachs	1,448	(381)	(1,017)	—	50
HSBC Bank	102	(102)	—	—	—
JPMorgan Chase	24	(24)	—	—	—
Morgan Stanley	257	(19)	(238)	—	—
Standard Chartered Bank	59	(59)	—	—	—
UBS AG	16	(16)	—	—	—
Total	$4,602	$ (1,825)	$ (2,380)	$ —	$397
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

341	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2025, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$597
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	887
New World Fund	231	24	11
Capital Income Builder	18	—	— *
International Growth and Income Fund	430	5	107
*
Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	342

Additional tax basis disclosures for each fund as of December 31, 2025, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
Gross unrealized appreciation on investments	3,491,592	789,376	32,066,603	2,385,110	1,575,330	4,698,662
Gross unrealized depreciation on investments	(287,030)	(116,954)	(655,627)	(88,696)	(59,715)	(159,517)
Net unrealized appreciation (depreciation) on investments	3,204,562	672,422	31,410,976	2,296,414	1,515,615	4,539,145
Cost of investments	5,937,177	2,386,011	23,343,610	5,201,489	2,553,117	7,417,791
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	2	(1)	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward[1]	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
Gross unrealized appreciation on investments	9,350	910,098	21,146,735	135,582	454,550	8,582,220
Gross unrealized depreciation on investments	(6,040)	(45,447)	(369,429)	(9,951)	(35,422)	(691,994)
Net unrealized appreciation (depreciation) on investments	3,310	864,651	20,777,306	125,631	419,128	7,890,226
Cost of investments	97,455	1,217,797	22,833,203	278,196	1,250,632	19,857,297
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(14)	1	3	(1)	—	(1)

Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward[1]	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
Gross unrealized appreciation on investments	94,991	158,694	43,122	64,529	1,677	32
Gross unrealized depreciation on investments	(12,752)	(227,608)	(77,373)	(39,750)	(1,122)	(10)
Net unrealized appreciation (depreciation) on investments	82,239	(68,914)	(34,251)	24,779	555	22
Cost of investments	368,808	11,488,814	1,516,353	1,000,940	132,479	308,476
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	—	—	—	1	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$25,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward[1]	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
Gross unrealized appreciation on investments	32,667	132,454	27,401	69,146	317,848	226,986
Gross unrealized depreciation on investments	(47,954)	(48,770)	(20,227)	(24,480)	(67,881)	(39,913)
Net unrealized appreciation (depreciation) on investments	(15,287)	83,684	7,174	44,666	249,967	187,073
Cost of investments	1,936,415	421,427	106,247	270,315	1,838,439	1,289,372
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$66,139	$455,982	$522,121	$65,173	$99,126	$164,299
Class 1A	749	2,766	3,515	319	536	855
Class 2	53,132	443,236	496,368	57,169	103,301	160,470
Class 4	14,879	130,403	145,282	12,745	23,878	36,623
Total	$134,899	$1,032,387	$1,167,286	$135,406	$226,841	$362,247

American Funds Insurance Series	344

Global Small Capitalization Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,919	$19,199	$23,118	$24,044	$21,820	$45,864
Class 1A	20	126	146	120	119	239
Class 2	5,919	39,094	45,013	42,943	43,051	85,994
Class 4	766	7,316	8,082	6,428	7,070	13,498
Total	$10,624	$65,735	$76,359	$73,535	$72,060	$145,595
Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$283,031	$1,543,000	$1,826,031	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$604,295	$3,442,328	$4,046,623	$206,009	$977,759	$1,183,768
International Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$49,061	$—	$49,061	$46,267	$—	$46,267
Class 1A	205	—	205	157	—	157
Class 2	44,060	—	44,060	40,220	—	40,220
Class 3	210	—	210	191	—	191
Class 4	6,153	—	6,153	4,485	—	4,485
Total	$99,689	$—	$99,689	$91,320	$—	$91,320
New World Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$32,320	$71,532	$103,852	$29,713	$8,227	$37,940
Class 1A	369	453	822	167	49	216
Class 2	11,967	31,619	43,586	11,293	3,828	15,121
Class 4	11,031	33,694	44,725	9,604	3,785	13,389
Total	$55,687	$137,298	$192,985	$50,777	$15,889	$66,666

345	American Funds Insurance Series

Washington Mutual Investors Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$131,443	$397,175	$528,618	$111,395	$50,394	$161,789
Class 1A	661	2,103	2,764	426	202	628
Class 2	57,467	193,815	251,282	46,990	24,567	71,557
Class 4	36,815	127,802	164,617	23,694	12,608	36,302
Total	$226,386	$720,895	$947,281	$182,505	$87,771	$270,276
U.S. Small and Mid Cap Equity Fund
	Year ended December 31, 2025			For the period November 15, 2024[2] to December 31, 2024
Share class	Ordinary income	Long-term capital gains		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$364	$— [3]	$364	$— [3]	$—	$— [3]
Class 1A	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 4	33	— [3]	33	13	—	13
Total	$397	$—	$397	$13	$—	$13
Capital World Growth and Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,542	$21,740	$31,282	$11,350	$—	$11,350
Class 1A	157	363	520	144	—	144
Class 2	14,202	37,773	51,975	17,039	—	17,039
Class 4	4,099	11,256	15,355	3,943	—	3,943
Total	$28,000	$71,132	$99,132	$32,476	$—	$32,476
Growth-Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$512,210	$3,878,399	$4,390,609	$338,365	$1,023,186	$1,361,551
Class 1A	901	7,252	8,153	495	1,702	2,197
Class 2	257,694	2,211,126	2,468,820	163,135	597,677	760,812
Class 3	2,899	23,742	26,641	1,879	6,513	8,392
Class 4	50,309	470,380	520,689	26,050	105,495	131,545
Total	$824,013	$6,590,899	$7,414,912	$529,924	$1,734,573	$2,264,497
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

International Growth and Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$835	$—	$835	$461	$—	$461
Class 1A	211	—	211	156	—	156
Class 2	4,052	—	4,052	3,897	—	3,897
Class 4	4,102	—	4,102	3,584	—	3,584
Total	$9,200	$—	$9,200	$8,098	$—	$8,098
Capital Income Builder
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,206	$—	$25,206	$25,390	$—	$25,390
Class 1A	416	—	416	397	—	397
Class 2	618	—	618	575	—	575
Class 4	19,776	—	19,776	19,314	—	19,314
Total	$46,016	$—	$46,016	$45,676	$—	$45,676
Asset Allocation Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$438,651	$1,019,238	$1,457,889	$374,078	$678,739	$1,052,817
Class 1A	1,307	2,795	4,102	848	1,422	2,270
Class 2	111,878	280,960	392,838	92,429	187,595	280,024
Class 3	884	2,081	2,965	693	1,326	2,019
Class 4	166,513	445,526	612,039	127,247	278,890	406,137
Total	$719,233	$1,750,600	$2,469,833	$595,295	$1,147,972	$1,743,267
American Funds Global Balanced Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,498	$3,585	$5,083	$1,963	$—	$1,963
Class 1A	60	152	212	64	—	64
Class 2	1,941	5,617	7,558	2,714	—	2,714
Class 4	2,293	6,279	8,572	2,307	—	2,307
Total	$5,792	$15,633	$21,425	$7,048	$—	$7,048
Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$302,949	$—	$302,949	$305,561	$—	$305,561
Class 1A	12,103	—	12,103	8,909	—	8,909
Class 2	115,204	—	115,204	115,243	—	115,243
Class 4	56,394	—	56,394	45,913	—	45,913
Total	$486,650	$—	$486,650	$475,626	$—	$475,626
Capital World Bond Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,172	$—	$19,172	$15,387	$—	$15,387
Class 1A	837	—	837	983	—	983
Class 2	22,086	—	22,086	16,410	—	16,410
Class 4	2,211	—	2,211	1,135	—	1,135
Total	$44,306	$—	$44,306	$33,915	$—	$33,915
American High-Income Trust
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,430	$—	$16,430	$15,191	$—	$15,191
Class 1A	438	—	438	199	—	199
Class 2	34,271	—	34,271	35,147	—	35,147
Class 3	495	—	495	529	—	529
Class 4	12,704	—	12,704	8,336	—	8,336
Total	$64,338	$—	$64,338	$59,402	$—	$59,402
American Funds Mortgage Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$803	$—	$803	$804	$—	$804
Class 1A	136	—	136	121	—	121
Class 2	1,703	—	1,703	1,928	—	1,928
Class 4	2,473	—	2,473	2,148	—	2,148
Total	$5,115	$—	$5,115	$5,001	$—	$5,001
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

Ultra-Short Bond Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,510	$—	$1,510	$1,996	$—	$1,996
Class 1A	5	—	5	6	—	6
Class 2	9,131	—	9,131	12,857	—	12,857
Class 3	156	—	156	205	—	205
Class 4	2,138	—	2,138	2,569	—	2,569
Total	$12,940	$—	$12,940	$17,633	$—	$17,633
U.S. Government Securities Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,629	$—	$11,629	$11,248	$—	$11,248
Class 1A	12,377	—	12,377	11,344	—	11,344
Class 2	44,749	—	44,749	42,551	—	42,551
Class 3	212	—	212	204	—	204
Class 4	10,129	—	10,129	7,920	—	7,920
Total	$79,096	$—	$79,096	$73,267	$—	$73,267
Managed Risk Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$248	$558	$806	$93	$—	$93
Class P2	6,657	21,164	27,821	2,326	—	2,326
Total	$6,905	$21,722	$28,627	$2,419	$—	$2,419
Managed Risk International Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561
Managed Risk Washington Mutual Investors Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$58	$—	$58	$53	$—	$53
Class P2	5,902	—	5,902	5,422	—	5,422
Total	$5,960	$—	$5,960	$5,475	$—	$5,475
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

Managed Risk Growth-Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42,231	$70,237	$112,468	$33,022	$25,142	$58,164
Class P2	5,433	10,214	15,647	4,085	3,659	7,744
Total	$47,664	$80,451	$128,115	$37,107	$28,801	$65,908
Managed Risk Asset Allocation Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$348	$722	$1,070	$226	$138	$364
Class P2	46,064	121,132	167,196	39,976	28,786	68,762
Total	$46,412	$121,854	$168,266	$40,202	$28,924	$69,126
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2025, total investment advisory services fees waived by CRMC were $53,879,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	350

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the year ended December 31, 2025, before waiver	For the year ended December 31, 2025, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.372%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.600
Growth Fund	.500	.275	.6	44.0	.302	.302
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.227
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.249	.249
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.429
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.218
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100
*
For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%.
Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

351	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,131
Class 1A	$—	$83	10
Class 2	8,963	Not applicable	1,076
Class 4	2,668	2,668	320
Total class-specific expenses	$11,631	$2,751	$2,537
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$257
Class 1A	$—	$15	2
Class 2	4,317	Not applicable	518
Class 4	888	887	106
Total class-specific expenses	$5,205	$902	$883

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6,865
Class 1A	$—	$1,029	123
Class 2	51,724	Not applicable	6,207
Class 3	507	Not applicable	85
Class 4	15,164	15,164	1,820
Total class-specific expenses	$67,395	$16,193	$15,100
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$967
Class 1A	$—	$35	4
Class 2	8,442	Not applicable	1,013
Class 3	28	Not applicable	5
Class 4	1,256	1,256	151
Total class-specific expenses	$9,726	$1,291	$2,140

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$581
Class 1A	$—	$44	5
Class 2	2,096	Not applicable	252
Class 4	2,211	2,211	265
Total class-specific expenses	$4,307	$2,255	$1,103
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,913
Class 1A	$—	$84	10
Class 2	7,644	Not applicable	917
Class 4	5,082	5,082	610
Total class-specific expenses	$12,726	$5,166	$3,450

American Funds Insurance Series	352

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$10
Class 1A	$—	$— *	— *
Class 2	— *	Not applicable	— *
Class 4	9	8	5
Total class-specific expenses	$9	$8	$15
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$26	3
Class 2	2,607	Not applicable	313
Class 4	776	775	93
Total class-specific expenses	$3,383	$801	$591

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,452
Class 1A	$—	$119	14
Class 2	34,840	Not applicable	4,181
Class 3	279	Not applicable	47
Class 4	7,386	7,386	886
Total class-specific expenses	$42,505	$7,505	$12,580
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$8
Class 1A	$—	$19	2
Class 2	404	Not applicable	49
Class 4	456	456	55
Total class-specific expenses	$860	$475	$114

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$234
Class 1A	$—	$34	4
Class 2	51	Not applicable	6
Class 4	1,785	1,786	214
Total class-specific expenses	$1,836	$1,820	$458
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,789
Class 1A	$—	$119	14
Class 2	10,837	Not applicable	1,301
Class 3	60	Not applicable	10
Class 4	17,184	17,184	2,062
Total class-specific expenses	$28,081	$17,303	$8,176

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$29
Class 1A	$—	$10	1
Class 2	371	Not applicable	45
Class 4	428	428	51
Total class-specific expenses	$799	$438	$126
Refer to the end of the table(s) for footnote(s).
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,070
Class 1A	$—	$643	77
Class 2	6,831	Not applicable	820
Class 4	3,246	3,247	390
Total class-specific expenses	$10,077	$3,890	$3,357

353	American Funds Insurance Series

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$81	10
Class 2	1,893	Not applicable	227
Class 4	176	176	21
Total class-specific expenses	$2,069	$257	$440
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$11	1
Class 2	1,338	Not applicable	161
Class 3	15	Not applicable	2
Class 4	497	497	60
Total class-specific expenses	$1,850	$508	$297

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$8	1
Class 2	104	Not applicable	13
Class 4	140	140	17
Total class-specific expenses	$244	$148	$36
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$11
Class 1A	$—	$— *	— *
Class 2	569	Not applicable	68
Class 3	7	Not applicable	1
Class 4	156	156	19
Total class-specific expenses	$732	$156	$99

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$79
Class 1A	$—	$724	87
Class 2	2,619	Not applicable	314
Class 3	9	Not applicable	1
Class 4	588	588	71
Total class-specific expenses	$3,216	$1,312	$552
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$34
Class P2	$1,243	1,243
Total class-specific expenses	$1,243	$1,277

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$280	280
Total class-specific expenses	$280	$285
Refer to the end of the table(s) for footnote(s).
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$6
Class P2	$786	786
Total class-specific expenses	$786	$792

American Funds Insurance Series	354

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,624
Class P2	$662	662
Total class-specific expenses	$662	$5,286
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$30
Class P2	$4,685	4,685
Total class-specific expenses	$4,685	$4,715
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2025, total fees and expenses reimbursed by CRMC were $77,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$21	$21	$42
Global Small Capitalization Fund	8	7	15
Growth Fund	125	124	249
International Fund	18	17	35
New World Fund	9	9	18
Washington Mutual Investors Fund	29	28	57
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	5	5	10
Growth-Income Fund	106	101	207
International Growth and Income Fund	1	1	2
Capital Income Builder	4	4	8
Asset Allocation Fund	69	65	134
American Funds Global Balanced Fund	1	1	2
The Bond Fund of America	28	26	54
Capital World Bond Fund	4	3	7
American High-Income Trust	2	2	4
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	1	2
U.S. Government Securities Fund	5	4	9
Managed Risk Growth Fund	2	1	3
Managed Risk International Fund	1	— *	1
Managed Risk Washington Mutual Investors Fund	1	1	2
Managed Risk Growth-Income Fund	5	5	10
Managed Risk Asset Allocation Fund	5	4	9
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

355	American Funds Insurance Series

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$147,747	$67,664	$22,487
Global Small Capitalization Fund	27,498	11,204	1,978
Growth Fund	350,283	350,719	70,559
International Fund	110,941	87,605	3,851
New World Fund	24,060	50,564	13,902
Washington Mutual Investors Fund	131,489	156,251	20,344
Capital World Growth and Income Fund	32,218	38,497	8,339
Growth-Income Fund	506,006	592,940	172,397
International Growth and Income Fund	2,294	4,747	363
Capital Income Builder	23,371	19,211	4,803
Asset Allocation Fund	250,712	107,065	54,741
American Funds Global Balanced Fund	3,867	4,371	1,147
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2025.

American Funds Insurance Series	356

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$123,286	6,300	$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438	$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [2]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$94,466	8,554	$364	32	$(8,030)	(726)	$86,800	7,860
Class 1A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 2	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 4	14,686	1,364	33	3	(19,609)	(1,843)	(4,890)	(476)
Total net increase (decrease)	$109,152	9,918	$397	35	$(27,639)	(2,569)	$81,910	7,384
For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$— [2]	— [2]	$—	—	$10	1
Class 1A	10	1	— [2]	— [2]	—	—	10	1
Class 2	10	1	— [2]	— [2]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510	134	$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5	— [2]	—	—	5	— [2]
Class 2	56,142	5,069	9,131	838	(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156	14	(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138	195	(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940	1,181	$(166,830)	(15,000)	$(30,488)	(2,719)
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.
11. Ownership concentration

At December 31, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 16% and 12% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 16% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 88% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.
12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,656,642	$1,452,423	$13,253,467	$4,365,483	$1,743,062	$4,143,311
Sales of investment securities*	4,157,232	1,904,785	15,938,916	5,008,755	1,945,071	4,942,962
Non-U.S. taxes paid on dividend income	6,075	1,809	5,326	13,842	6,486	1,223
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	73	—
Non-U.S. taxes refunded (paid) on realized gains	(575)	6,710	—	10,979	6,156	—
Non-U.S. taxes provided on unrealized appreciation	4,050	16,423	—	26,206	18,398	—

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$120,447	$858,369	$10,813,388	$175,002	$768,196	$19,856,310
Sales of investment securities*	40,880	1,049,450	14,833,476	191,476	769,516	23,654,064
Non-U.S. taxes paid on dividend income	—	1,944	4,363	879	1,935	4,168
Non-U.S. taxes (refunded) paid on interest income	—	3	—	—	—	—
Non-U.S. taxes refunded (paid) on realized gains	—	170	—	27	150	—
Non-U.S. taxes provided on unrealized appreciation	—	679	—	253	427	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$317,783	$12,490,283	$1,356,541	$445,624	$450,360	$—
Sales of investment securities*	335,715	13,383,953	1,521,836	359,070	448,538	—
Non-U.S. taxes paid on dividend income	359	—	—	(9)	—	—
Non-U.S. taxes (refunded) paid on interest income	2	8	65	—	—	—
Non-U.S. taxes refunded (paid) on realized gains	163	—	384	—	—	—
Non-U.S. taxes provided on unrealized appreciation	166	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$3,759,879	$157,397	$17,979	$65,380	$583,778	$267,997
Sales of investment securities*	3,982,540	225,452	40,733	93,964	664,906	889,458
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.

American Funds Insurance Series	368

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
12/31/2025	$36.91	$.44	$6.92	$7.36	$(.60 )	$(4.88)	$(5.48)	$38.79	21.98%	$4,115	.52%	.42%	1.18%
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
Class 1A:
12/31/2025	36.70	.30	6.90	7.20	(.55 )	(4.88)	(5.43)	38.47	21.63	66.77		.67	.81
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
Class 2:
12/31/2025	36.37	.34	6.79	7.13	(.51 )	(4.88)	(5.39)	38.11	21.62	3,725.77		.67	.93
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
Class 4:
12/31/2025	35.93	.24	6.70	6.94	(.44 )	(4.88)	(5.32)	37.55	21.34	1,225	1.02	.92	.67
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
12/31/2025	$18.15	$.16	$2.50	$2.66	$(.10 )	$(.40 )	$(.50 )	$20.31	14.89%	$784	.70%	.65%	.84%
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
Class 1A:
12/31/2025	17.88	.11	2.46	2.57	(.06 )	(.40 )	(.46 )	19.99	14.63	6.95		.90	.58
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [5]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
Class 2:
12/31/2025	17.05	.10	2.35	2.45	(.06 )	(.40 )	(.46 )	19.04	14.64	1,757.95		.90	.58
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [5]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
Class 4:
12/31/2025	17.01	.05	2.35	2.40	(.04 )	(.40 )	(.44 )	18.97	14.33	407	1.20	1.15	.31
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
12/31/2025	$127.47	$.36	$24.17	$24.53	$(.33 )	$(10.61)	$(10.94)	$141.06	20.54%	$25,168	.34%	.27%
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
Class 1A:
12/31/2025	126.11	.03	23.86	23.89	(.21 )	(10.61)	(10.82)	139.18	20.24	458.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
Class 2:
12/31/2025	125.79	.03	23.80	23.83	(.21 )	(10.61)	(10.82)	138.80	20.24	21,576.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
Class 3:
12/31/2025	128.88	.13	24.42	24.55	(.22 )	(10.61)	(10.83)	142.60	20.32	293.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
Class 4:
12/31/2025	122.38	(.29 )	23.08	22.79	(.17 )	(10.61)	(10.78)	134.39	19.93	7,184.84		(.23 )
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
12/31/2025	$17.84	$.35	$4.47	$4.82	$(.33 )	$—	$(.33 )	$22.33	27.04%	$3,364	.53%	1.79%
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
Class 1A:
12/31/2025	17.75	.30	4.43	4.73	(.28 )	—	(.28 )	22.20	26.68	17.78		1.50
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
Class 2:
12/31/2025	17.75	.30	4.44	4.74	(.27 )	—	(.27 )	22.22	26.77	3,481.78		1.54
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
Class 3:
12/31/2025	17.90	.32	4.48	4.80	(.29 )	—	(.29 )	22.41	26.85	16.71		1.61
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
Class 4:
12/31/2025	17.46	.25	4.36	4.61	(.24 )	—	(.24 )	21.83	26.41	574	1.03	1.26
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
12/31/2025	$26.67	$.49	$6.93	$7.42	$(.41 )	$(1.21)	$(1.62)	$32.47	28.60%	$2,103	.65%	.58%	1.66%
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
Class 1A:
12/31/2025	26.53	.37	6.93	7.30	(.37 )	(1.21)	(1.58)	32.25	28.27	32.90		.83	1.25
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
Class 2:
12/31/2025	26.33	.41	6.84	7.25	(.34 )	(1.21)	(1.55)	32.03	28.29	941.90		.83	1.41
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
Class 4:
12/31/2025	26.09	.33	6.77	7.10	(.27 )	(1.21)	(1.48)	31.71	27.92	971	1.15	1.08	1.16
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
12/31/2025	$16.86	$.29	$2.52	$2.81	$(.29 )	$(1.20)	$(1.49)	$18.18	17.50%	$6,435	.41%	.26%	1.66%
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
Class 1A:
12/31/2025	16.79	.24	2.51	2.75	(.25 )	(1.20)	(1.45)	18.09	17.21	38.66		.51	1.41
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
Class 2:
12/31/2025	16.53	.24	2.46	2.70	(.24 )	(1.20)	(1.44)	17.79	17.21	3,148.66		.51	1.41
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
Class 4:
12/31/2025	16.34	.20	2.42	2.62	(.21 )	(1.20)	(1.41)	17.55	16.90	2,353.91		.76	1.16
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2025	$9.71	$.10	$1.45	$1.55	$(.05 )	$— [4]	$(.05 )	$11.21	15.95%	$88	.59%	.54%	.87%
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8]	— [9]	.59 [10]	.54 [10]	.72 [10]
Class 1A:
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [4]	(.04 )	11.21	15.93 [11]	— [9]	.68 [11]	.54 [11]	.74 [11]
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,11]	— [9]	.59 [10,11]	.54 [10,11]	.72 [10,11]
Class 2:
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [4]	(.04 )	11.21	15.93 [11]	— [9]	.68 [11]	.54 [11]	.74 [11]
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,11]	— [9]	.59 [10,11]	.54 [10,11]	.72 [10,11]
Class 4:
12/31/2025	9.71	.07	1.47	1.54	(.03 )	— [4]	(.03 )	11.22	15.88	12.77		.63	.64
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[8,11]	15	.59 [10,11]	.55 [10,11]	.71 [10,11]
Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
12/31/2025	$15.53	$.29	$3.51	$3.80	$(.28 )	$(.61 )	$(.89 )	$18.44	25.16%	$622	.52%	.42%	1.70%
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
Class 1A:
12/31/2025	15.44	.24	3.48	3.72	(.24 )	(.61 )	(.85 )	18.31	24.79	12.77		.67	1.43
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
Class 2:
12/31/2025	15.49	.24	3.50	3.74	(.24 )	(.61 )	(.85 )	18.38	24.80	1,090.77		.67	1.45
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
Class 4:
12/31/2025	15.08	.19	3.40	3.59	(.21 )	(.61 )	(.82 )	17.85	24.46	363	1.02	.92	1.18
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
12/31/2025	$69.59	$.78	$10.25	$11.03	$(.76 )	$(12.13)	$(12.89)	$67.73	18.37%	$25,780	.28%	1.17%
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
Class 1A:
12/31/2025	69.10	.61	10.14	10.75	(.61 )	(12.13)	(12.74)	67.11	18.06	54.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
Class 2:
12/31/2025	68.38	.60	10.03	10.63	(.60 )	(12.13)	(12.73)	66.28	18.06	14,357.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
Class 3:
12/31/2025	69.76	.66	10.26	10.92	(.64 )	(12.13)	(12.77)	67.91	18.13	163.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
Class 4:
12/31/2025	67.14	.43	9.80	10.23	(.47 )	(12.13)	(12.60)	64.77	17.77	3,273.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
12/31/2025	$10.19	$.33	$3.31	$3.64	$(.34 )	$—	$(.34 )	$13.49	35.83%	$35	.57%	.57%	2.68%
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
Class 1A:
12/31/2025	9.91	.28	3.21	3.49	(.31 )	—	(.31 )	13.09	35.35	9.81		.81	2.40
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
Class 2:
12/31/2025	9.91	.28	3.22	3.50	(.31 )	—	(.31 )	13.10	35.41	172.81		.81	2.44
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
Class 4:
12/31/2025	9.74	.25	3.16	3.41	(.28 )	—	(.28 )	12.87	35.09	189	1.06	1.06	2.18
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
12/31/2025	$12.39	$.45	$2.09	$2.54	$(.44 )	$—	$(.44 )	$14.49	20.69%	$841	.40%	.27%	3.29%
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
Class 1A:
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.42	15.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
Class 2:
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.41	23.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
Class 4:
12/31/2025	12.36	.38	2.09	2.47	(.37 )	—	(.37 )	14.46	20.16	781.90		.77	2.79
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
12/31/2025	$26.04	$.59	$3.39	$3.98	$(.60 )	$(1.91)	$(2.51)	$27.51	16.16%	$15,919	.30%	2.24%
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
Class 1A:
12/31/2025	25.88	.52	3.36	3.88	(.54 )	(1.91)	(2.45)	27.31	15.86	56.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
Class 2:
12/31/2025	25.65	.52	3.32	3.84	(.53 )	(1.91)	(2.44)	27.05	15.85	4,401.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
Class 3:
12/31/2025	26.08	.55	3.38	3.93	(.55 )	(1.91)	(2.46)	27.55	15.94	35.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
Class 4:
12/31/2025	25.41	.45	3.29	3.74	(.47 )	(1.91)	(2.38)	26.77	15.59	7,264.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
12/31/2025	$12.96	$.36	$1.84	$2.20	$(.22 )	$(.53 )	$(.75 )	$14.41	17.42%	$97	.52%	.51%	2.63%
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
Class 1A:
12/31/2025	12.87	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.31	17.21	4.78		.76	2.36
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
Class 2:
12/31/2025	12.89	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.33	17.14	147.77		.76	2.38
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
Class 4:
12/31/2025	12.66	.28	1.82	2.10	(.17 )	(.53 )	(.70 )	14.06	16.96	202	1.03	1.01	2.10
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
12/31/2025	$9.27	$.43	$.25	$.68	$(.43 )	$—	$(.43 )	$9.52	7.40%	$6,909	.39%	.24%	4.54%
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
Class 1A:
12/31/2025	9.20	.41	.25	.66	(.41 )	—	(.41 )	9.45	7.24	297.64		.49	4.28
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
Class 2:
12/31/2025	9.12	.40	.26	.66	(.41 )	—	(.41 )	9.37	7.26	2,724.64		.49	4.29
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
Class 4:
12/31/2025	9.07	.38	.25	.63	(.39 )	—	(.39 )	9.31	6.98	1,426.89		.74	4.04
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	382

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
12/31/2025	$9.63	$.41	$.51	$.92	$(.33 )	$—	$(.33 )	$10.22	9.55%	$611	.48%	.48%	4.07%
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
Class 1A:
12/31/2025	9.54	.39	.50	.89	(.30 )	—	(.30 )	10.13	9.31	30.73		.73	3.84
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
Class 2:
12/31/2025	9.52	.38	.50	.88	(.30 )	—	(.30 )	10.10	9.39	758.73		.73	3.82
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
Class 4:
12/31/2025	9.37	.35	.49	.84	(.28 )	—	(.28 )	9.93	9.03	81.98		.98	3.56
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
12/31/2025	$9.19	$.64	$.13	$.77	$(.63 )	$—	$(.63 )	$9.33	8.52%	$255	.45%	.33%	6.81%
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
Class 1A:
12/31/2025	9.15	.61	.13	.74	(.62 )	—	(.62 )	9.27	8.19	8.70		.58	6.50
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
Class 2:
12/31/2025	8.96	.60	.13	.73	(.61 )	—	(.61 )	9.08	8.24	533.70		.58	6.57
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
Class 3:
12/31/2025	9.25	.63	.13	.76	(.62 )	—	(.62 )	9.39	8.26	8.63		.51	6.64
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
Class 4:
12/31/2025	10.07	.65	.14	.79	(.59 )	—	(.59 )	10.27	7.93	235.95		.83	6.29
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
12/31/2025	$9.08	$.46	$.34	$.80	$(.42 )	$—	$(.42 )	$9.46	8.92%	$19	.39%	.32%	4.84%
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
Class 1A:
12/31/2025	8.96	.43	.33	.76	(.40 )	—	(.40 )	9.32	8.57	3.64		.57	4.59
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
Class 2:
12/31/2025	8.98	.43	.34	.77	(.40 )	—	(.40 )	9.35	8.63	41.64		.56	4.60
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
Class 4:
12/31/2025	8.86	.40	.33	.73	(.38 )	—	(.38 )	9.21	8.32	63.89		.82	4.33
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
12/31/2025	$11.31	$.46	$.01	$.47	$(.50 )	$—	$(.50 )	$11.28	4.15%	$36	.31%	4.01%
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
Class 1A:
12/31/2025	11.31	.43	.01	.44	(.47 )	—	(.47 )	11.28	3.92	— [9]	.53	3.78
12/31/2024	11.35	.55	— [4]	.55	(.59 )	—	(.59 )	11.31	4.86	— [9]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [9]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [9]	.31	1.40
12/31/2021	11.31	(.03 )	— [4]	(.03 )	—	—	—	11.28	(.27 )	— [9]	.36	(.28 )
Class 2:
12/31/2025	10.93	.42	— [4]	.42	(.47 )	—	(.47 )	10.88	3.83	215.56		3.77
12/31/2024	10.98	.53	— [4]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [4]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [4]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [4]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
Class 3:
12/31/2025	11.08	.43	— [4]	.43	(.48 )	—	(.48 )	11.03	3.86	4.49		3.84
12/31/2024	11.13	.54	— [4]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [4]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [4]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
Class 4:
12/31/2025	11.00	.39	— [4]	.39	(.43 )	—	(.43 )	10.96	3.59	53.81		3.52
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
12/31/2025	$9.59	$.43	$.33	$.76	$(.45 )	$—	$(.45 )	$9.90	8.01%	$261	.33%	.26%	4.35%
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
Class 1A:
12/31/2025	9.53	.41	.33	.74	(.43 )	—	(.43 )	9.84	7.80	300.58		.51	4.10
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
Class 2:
12/31/2025	9.46	.40	.33	.73	(.43 )	—	(.43 )	9.76	7.75	1,056.58		.51	4.10
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
Class 3:
12/31/2025	9.62	.42	.32	.74	(.43 )	—	(.43 )	9.93	7.78	5.51		.44	4.17
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
Class 4:
12/31/2025	9.44	.38	.33	.71	(.41 )	—	(.41 )	9.74	7.54	255.83		.76	3.85
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
12/31/2025	$13.35	$.06	$1.67	$1.73	$(.25 )	$(.57 )	$(.82 )	$14.26	13.63%	$14	.38%	.36%	.67%	.47%
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
Class P2:
12/31/2025	13.19	.03	1.66	1.69	(.19 )	(.57 )	(.76 )	14.12	13.41	491.63		.62	.93	.21
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
Managed Risk International Fund
Class P1:
12/31/2025	$8.23	$.14	$1.10	$1.24	$(.13 )	$—	$(.13 )	$9.34	15.33%	$2	.41%	.36%	.83%	1.58%
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
Class P2:
12/31/2025	8.18	.10	1.12	1.22	(.11 )	—	(.11 )	9.29	15.09	111.68		.63	1.10	1.23
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2025	$11.76	$.20	$1.07	$1.27	$(.26 )	$—	$(.26 )	$12.77	10.95%	$3	.37%	.36%	.61%	1.64%
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
Class P2:
12/31/2025	11.69	.16	1.07	1.23	(.23 )	—	(.23 )	12.69	10.65	312.64		.63	.88	1.34
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
12/31/2025	$14.35	$.20	$1.36	$1.56	$(.34 )	$(.56 )	$(.90 )	$15.01	11.45%	$1,834	.37%	.36%	.63%	1.35%
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
Class P2:
12/31/2025	14.25	.16	1.35	1.51	(.30 )	(.56 )	(.86 )	14.90	11.17	258.62		.61	.88	1.10
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
Managed Risk Asset Allocation Fund
Class P1:
12/31/2025	$13.20	$.26	$1.22	$1.48	$(.39 )	$(.83 )	$(1.22)	$13.46	12.01%	$13	.38%	.36%	.65%	1.96%
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
Class P2:
12/31/2025	12.78	.17	1.22	1.39	(.34 )	(.83 )	(1.17)	13.00	11.67	1,463.63		.61	.90	1.30
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2025[17]	2024	2023	2022	2021
Capital Income Builder	72%	49%	59%	48%	60%
Asset Allocation Fund	72	43	54	42	45
American Funds Global Balanced Fund	57	55	43	111	36
The Bond Fund of America	159	102	129	77	87
Capital World Bond Fund	59	54	110	114	64
American Funds Mortgage Fund	65	52	85	56	38
U.S. Government Securities Fund	44	43	113	77	126
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Year ended December 31,
	2025[17]	2024	2023	2022	2021
Global Growth Fund	45%	41%	29%	29%	18%
Global Small Capitalization Fund	51	47	36	40	29
Growth Fund	27	23	23	29	25
International Fund	63	35	28	42	44
New World Fund	49	55	36	40	43
Washington Mutual Investors Fund	37	31	29	30	90
Capital World Growth and Income Fund	45	34	29	42	85
Growth-Income Fund	27	45	26	25	24
International Growth and Income Fund	48	39	38	48	41
Capital Income Builder	87	107	149	126	93
Asset Allocation Fund	115	129	159	118	124
American Funds Global Balanced Fund	86	141	103	126	39
The Bond Fund of America	247	398	545	415	456
Capital World Bond Fund	106	269	286	188	91
American High-Income Trust	39	45	40	34	56
American Funds Mortgage Fund	421	644	1053	1141	975
U.S. Government Securities Fund	253	398	744	695	433
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]
U.S. Small and Mid Cap Equity Fund	82	4 [6,7,8]
Managed Risk Growth Fund	32	14	39	97	32
Managed Risk International Fund	17	11	27	82	24
Managed Risk Washington Mutual Investors Fund	22	8	19	70	16
Managed Risk Growth-Income Fund	29	13	21	67	13
Managed Risk Asset Allocation Fund	15	7	13	48	5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]	Amount less than $1 million.
[10]	Annualized.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	390

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, U.S. Small and Mid Cap Equity Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (twenty-four of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund		For the year ended December 31, 2025 and the period November 15, 2024 (commencement of operations) through December 31, 2024

391	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 13, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds Insurance Series	392

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect PwC’s previous engagement to audit the series’ financial statements for the fiscal year ended December 31, 2025.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the series’ Form N-CSR.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

393	American Funds Insurance Series

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
6,453,899,830
Total shares voting on November 25, 2025:
5,466,407,300 (84.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	5,306,101,397	97.1%	160,305,903	2.9%
Vanessa C. L. Chang	5,284,613,703	96.7%	181,793,597	3.3%
Francisco G. Cigarroa	5,286,720,803	96.7%	179,686,497	3.3%
Nariman Farvardin	5,280,935,681	96.6%	185,471,619	3.4%
Jennifer C. Feikin	5,301,887,966	97.0%	164,519,334	3.0%
John G. Freund	5,294,548,932	96.9%	171,858,368	3.1%
Leslie Stone Heisz	5,298,606,338	96.9%	167,800,962	3.1%
Sharon I. Meers	5,301,554,248	97.0%	164,853,052	3.0%
William L. Robbins	5,308,925,891	97.1%	157,481,409	2.9%
Kenneth M. Simril	5,304,791,425	97.0%	161,615,875	3.0%
Margaret Spellings	5,296,599,626	96.9%	169,807,674	3.1%
Christopher E. Stone	5,297,067,517	96.9%	169,339,783	3.1%
Alexandra Trower	5,307,205,561	97.1%	159,201,739	2.9%
Paul S. Williams	5,302,164,262	97.0%	164,243,038	3.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Insurance Series	394

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.

(2) Not applicable.

(3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(4) Not applicable.

(5) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 2, 2026

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	March 2, 2026

EXHIBIT LIST

Exhibit 19(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002
Exhibit 19(a)(3)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 19(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.